UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2021 through August 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2021 (Unaudited)

JPMorgan Prime Money Market Fund

JPMorgan Institutional Tax Free Money Market Fund

JPMorgan Securities Lending Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

The following disclosure applies to the JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund.

You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

October 8, 2021  (Unaudited)

Dear Shareholders,

Amid ultra-low interest rates and the continuing global economic rebound, financial markets largely provided positive returns for the six months ended August 31, 2021. While the global effort to contain the pandemic has shown uneven results and supply chain disruptions have weighed on economic activity, consumer spending accelerated further and U.S. corporate earnings reached record highs during the period.

“Regardless of the economic backdrop, JPMorgan Global Liquidity remains ready to seek to deploy our global resources and expertise in seeking to deliver quality short-term fixed income solutions.” — John T. Donohue

Within fixed income markets, lower rated bonds and below investment grade bonds (also known as “junk bonds”) largely outperformed higher rated bonds and U.S. Treasury bonds as investors sought out higher yields. For its part, the U.S. Federal Reserve held policy interest rates at near zero throughout the six-month reporting period but recently indicated that it may wind down its $120 billion-a-month asset purchasing program in 2021 in response to improved conditions in the labor market and rising inflationary pressures.

Meanwhile, the U.S. Congress wrangled with two broad infrastructure spending measures sought by President Biden and, subsequent to the end of the reporting period, managed to extend the debt ceiling to avoid a first-ever U.S. debt default.

At this time, we expect the global economy will continue its strong rebound from the pandemic downturn, though the speed and reach of the recovery are likely to be determined by vaccination rates and the stability of world-wide logistical networks. Various economic data indicate that the U.S. economy is likely to see accelerating investment spending, rebuilding of inventories and continued strength in consumer demand through the end of 2021.

Regardless of the economic backdrop, JPMorgan Global Liquidity remains ready to seek to deploy our global resources and expertise in seeking to deliver quality short-term fixed income solutions. On behalf of JPMorgan Global Liquidity, we thank you for your continued partnership and trust in our company and our product.

Sincerely yours,

John T. Donohue

CEO Asset Management Americas & Head of Global Liquidity

J.P. Morgan Asset Management

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Class C, Empower, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of August 31, 2021	$80.0 Billion
Weighted Average Maturity^	49 calendar days
Weighted Average Life^^	73 calendar days

MATURITY SCHEDULE*^
1 calendar day	39.6%
2–7 calendar days	9.7
8–30 calendar days	7.3
31–60 calendar days	18.0
61–90 calendar days	8.2
91–180 calendar days	8.8
181+ calendar days	8.4

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Academy Shares	0.07%
Agency Shares	0.01
Capital Shares	0.07
Class C Shares	0.01
Empower Shares	0.07
IM Shares	0.07
Institutional Class Shares	0.05
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.04)%, (0.14)%, (0.04)%, (5.43)%, (14.47)%, 0.01%, (0.09)%, (0.36)%, (0.29)% and (3.12)% for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan Institutional Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Aims to provide current income, while seeking to maintain liquidity and a low volatility of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, IM and Institutional Class
Net Assets as of August 31, 2021	$2.1 Billion
Weighted Average Maturity^	33 calendar days
Weighted Average Life^^	33 calendar days

MATURITY SCHEDULE**^
1 calendar day	11.0%
2–7 calendar days	3.7
8–30 calendar days	60.7
31–60 calendar days	10.3
61–90 calendar days	3.0
91–180 calendar days	7.2
181+ calendar days	4.1

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Agency Shares	0.01%
Capital Shares	0.02
IM Shares	0.02
Institutional Class Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.39)%, (0.14)%, (0.08)% and (0.19)% for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Institutional Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan Securities Lending Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Agency SL
Net Assets as of August 31, 2021	$3.1 Billion
Weighted Average Maturity^	40 calendar days
Weighted Average Life^^	75 calendar days

MATURITY SCHEDULE*^
1 calendar day	56.2%
2–7 calendar days	3.7
8–30 calendar days	9.8
31–60 calendar days	9.6
61–90 calendar days	3.8
91–180 calendar days	9.4
181+ calendar days	7.5

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Agency SL Shares	0.08%

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2021.
(1)	The yield for Agency SL Shares reflects the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yield would have been (0.01)% for Agency SL Shares.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Securities Lending Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Class C, E*Trade^, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2021	$7.5 Billion
Weighted Average Maturity^^	54 calendar days
Weighted Average Life^^^	83 calendar days

MATURITY SCHEDULE*^^
1 calendar day	30.6%
2–7 calendar days	15.9
8–30 calendar days	8.9
31–60 calendar days	14.0
61–90 calendar days	12.7
91–180 calendar days	8.1
181+ calendar days	9.8

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Agency Shares	0.01%
Capital Shares	0.04
Class C Shares	0.01
Institutional Class Shares	0.02
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on October 19, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Agency Shares, Capital Shares, Class C Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.14)%, (0.04)%, (0.99)%, (0.09)%, (0.34)%, (0.46)%, (0.29)% and (0.54)% for Agency Shares, Capital Shares, Class C Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan U.S. Government Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, E*Trade, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2021	$246.9 Billion
Weighted Average Maturity^	42 calendar days
Weighted Average Life^^	60 calendar days

MATURITY SCHEDULE*^
1 calendar day	48.3%
2–7 calendar days	13.7
8–30 calendar days	6.9
31–60 calendar days	3.2
61–90 calendar days	9.7
91–180 calendar days	10.4
181+ calendar days	7.8

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Academy Shares	0.03%
Agency Shares	0.01
Capital Shares	0.03
E*Trade Shares	0.01
Empower Shares	0.03
IM Shares	0.03
Institutional Class Shares	0.01
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.01
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.11)%, (0.21)%, (0.11)%, (0.96)%, (0.11)%, (0.06)%, (0.16)%, (0.42)%, (0.52)%, (0.36)%, (0.62)% and (0.97)% for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Class C, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2021	$25.0 Billion
Weighted Average Maturity^	38 calendar days
Weighted Average Life^^	63 calendar days

MATURITY SCHEDULE*^
1 calendar day	51.7%
2–7 calendar days	18.8
8–30 calendar days	3.8
31–60 calendar days	3.1
61–90 calendar days	1.6
91–180 calendar days	13.6
181+ calendar days	7.4

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Academy Shares	0.01%
Agency Shares	0.01
Capital Shares	0.01
Class C Shares	0.00
Empower Shares	0.01
IM Shares	0.01
Institutional Class Shares	0.01
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.01
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.13)%, (0.23)%, (0.13)%, (1.08)%, (0.13)%, (0.08)%, (0.18)%, (0.43)%, (0.53)%, (0.38)% and (0.63)% for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Federal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan and Premier Shares
Net Assets as of August 31, 2021	$2.3 Billion
Weighted Average Maturity^	40 calendar days
Weighted Average Life^^	65 calendar days

MATURITY SCHEDULE*^
1 calendar day	13.8%
2-7 calendar days	14.5
8–30 calendar days	37.8
31–60 calendar days	7.9
61–90 calendar days	11.3
91–180 calendar days	10.2
181+ calendar days	4.5

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Agency Shares	0.01%
Institutional Class Shares	0.01
Morgan Shares	0.00
Premier Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.25)%, (0.20)%, (0.59)% and (0.40)% for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Academy Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2021	$95.4 Billion
Weighted Average Maturity^	53 calendar days
Weighted Average Life^^	67 calendar days

MATURITY SCHEDULE*^
1 calendar day	6.7%
2–7 calendar days	9.1
8–30 calendar days	27.9
31–60 calendar days	22.6
61–90 calendar days	10.7
91–180 calendar days	21.4
181+ calendar days	1.6

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Academy Shares	0.01%
Agency Shares	0.01
Capital Shares	0.01
Empower Shares	0.01
IM Shares	0.01
Institutional Class Shares	0.01
Morgan Shares	0.00
Premier Shares	0.01
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.13)%, (0.23)%, (0.13)%, (0.13)%, (0.08)%, (0.18)%, (0.54)%, (0.38)% and (0.63)% for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2021	$8.0 Billion
Weighted Average Maturity^	32 calendar days
Weighted Average Life^^	32 calendar days

MATURITY SCHEDULE**^
1 calendar day	10.0%
2-7 calendar days	2.1
8–30 calendar days	67.3
31–60 calendar days	7.6
61–90 calendar days	2.1
91–180 calendar days	4.9
181+ calendar days	6.0

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Agency Shares	0.01%
Institutional Class Shares	0.02
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.22)%, (0.17)%, (0.53)%, (0.37)% and (0.62)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier and Service Shares
Net Assets as of August 31, 2021	$875.3 Million
Weighted Average Maturity^^	35 calendar days
Weighted Average Life^^^	35 calendar days

MATURITY SCHEDULE**^^
1 calendar day	14.5%
2–7 calendar days	2.0
8–30 calendar days	65.6
31–60 calendar days	3.0
61–90 calendar days	1.5
91–180 calendar days	6.7
181+ calendar days	6.7

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Agency Shares	0.01%
Institutional Class Shares	0.02
Morgan Shares	0.01
Premier Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.19)%, (0.14)%, (0.50)%, (0.34)% and (0.94)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan California Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier and Service
Net Assets as of August 31, 2021	$238.4 Million
Weighted Average Maturity^^	30 calendar days
Weighted Average Life^^^	30 calendar days

MATURITY SCHEDULE**^^
1 calendar day	9.9%
2–7 calendar days	0.8
8–30 calendar days	68.5
31–60 calendar days	13.0
61–90 calendar days	1.0
91–180 calendar days	0.6
181+ calendar days	6.2

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Agency Shares	0.01%
Institutional Class Shares	0.02
Morgan Shares	0.01
Premier Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.34)%, (0.29)%, (0.64)%, (0.49)% and (1.09)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan New York Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier, Reserve and Service
Net Assets as of August 31, 2021	$709.2 Million
Weighted Average Maturity^^	39 calendar days
Weighted Average Life^^^	39 calendar days

MATURITY SCHEDULE**^^
1 calendar day	11.3%
8–30 calendar days	75.9
31–60 calendar days	0.5
61–90 calendar days	0.3
91–180 calendar days	1.4
181+ calendar days	10.6

7-DAY SEC YIELD AS OF AUGUST 31, 2021(1)
Agency Shares	0.01%
Institutional Class Shares	0.02
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2021.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.25)%, (0.20)%, (0.59)%, (0.40)%, (0.65)% and (1.00)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 26.2%

Barclays Capital, Inc., 0.24%, dated 8/31/2021, due 10/5/2021, repurchase price $400,094, collateralized by Collateralized Mortgage Obligations, 0.00% - 7.08%, due 12/15/2031 - 1/18/2063 and FNMA Connecticut Avenue Securities, 2.05% - 11.84%, due 2/26/2024 - 1/25/2051, with a value of $432,000.	400,000	400,000

Barclays Capital, Inc., 0.25%, dated 8/31/2021, due 10/5/2021, repurchase price $175,042, collateralized by Collateralized Mortgage Obligations, 0.00% - 6.44%, due 5/15/2028 - 4/25/2066 and FNMA Connecticut Avenue Securities, 1.50% - 6.43%, due 9/25/2028 -8/25/2033, with a value of $189,000.	175,000	175,000

BMO Capital Markets Corp., 0.17%, dated 8/31/2021, due 9/1/2021, repurchase price $90,000, collateralized by Asset-Backed Securities, 5.25%, due 10/1/2030, Corporate Notes and Bonds, 0.95% -15.50%, due 4/17/2023 - 12/21/2065, FHLMC, 1.00% - 3.50%, due 1/25/2026 -3/25/2051, FNMA, 2.00%, due 7/25/2051, GNMA, 0.75% - 2.75%, due 1/20/2046 - 6/20/2051 and Sovereign Government Securities, 0.75% - 1.75%, due 4/8/2022 - 6/29/2026, with a value of $96,531.	90,000	90,000

BMO Capital Markets Corp., 0.17%, dated 8/31/2021, due 9/1/2021, repurchase price $110,001, collateralized by Asset-Backed Securities, 0.00% - 5.25%, due 12/13/2023 - 6/25/2038, Collateralized Mortgage Obligations, 0.00% - 4.21%, due 6/15/2038 - 8/17/2051, Corporate Notes and Bonds, 0.50% - 7.88%, due 5/4/2022 - 1/1/2999, FHLMC, 2.54% -4.00%, due 1/25/2026 - 4/15/2043, FNMA, 1.00% - 3.50%, due 4/25/2043 -1/25/2051, GNMA, 0.50% - 5.50%, due 4/20/2034 - 1/20/2071, Sovereign Government Securities, 1.25% - 2.25%, due 1/25/2022 - 1/28/2031 and U.S. Treasury Securities, 0.13% - 1.75%, due 2/28/2023 - 2/28/2026, with a value of $115,570.

	110,000	110,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMO Capital Markets Corp., 0.19%, dated 8/31/2021, due 9/7/2021, repurchase price $175,006, collateralized by Asset-Backed Securities, 0.00% - 5.25%, due 12/13/2023 - 9/25/2041, Collateralized Mortgage Obligations, 0.00% - 1.93%, due 7/25/2035 - 1/15/2049, Corporate Notes and Bonds, 0.65% - 11.88%, due 9/10/2021 - 1/1/2999, FHLMC, 2.54%, due 7/25/2026 and GNMA, 0.35% -2.00%, due 8/20/2051 - 7/20/2071, with a value of $188,305.	175,000	175,000

BMO Capital Markets Corp., 0.22%, dated 8/31/2021, due 9/7/2021, repurchase price $105,004, collateralized by Asset-Backed Securities, 0.29% - 6.08%, due 5/15/2024 - 4/25/2042, Collateralized Mortgage Obligations, 2.79%, due 8/12/2038, Corporate Notes and Bonds, 0.43% - 7.88%, due 5/4/2022 -1/1/2999, FNMA, 1.50% - 2.00%, due 3/25/2051 - 4/25/2051, GNMA, 1.55%, due 11/20/2070, Sovereign Government Securities, 1.25%, due 1/28/2031 and U.S. Treasury Securities, 0.00% - 5.00%, due 11/18/2021 - 5/15/2037, with a value of $111,590.	105,000	105,000

BMO Capital Markets Corp., 0.24%, dated 8/31/2021, due 9/7/2021, repurchase price $25,001, collateralized by Asset-Backed Securities, 4.25%, due 11/28/2053, Collateralized Mortgage Obligations, 0.00% - 6.50%, due 2/25/2035 - 4/15/2050, Corporate Notes and Bonds, 0.55% - 11.88%, due 1/20/2023 - 9/2/2040 and GNMA, 1.55% - 2.75%, due 1/20/2046 -7/20/2071, with a value of $26,456.	25,000	25,000

BMO Capital Markets Corp., 0.24%, dated 8/31/2021, due 9/7/2021, repurchase price $25,001, collateralized by Asset-Backed Securities, 0.19% - 6.08%, due 8/13/2024 - 1/25/2047, Collateralized Mortgage Obligations, 0.00% - 7.38%, due 4/25/2032 - 11/25/2059, Corporate Notes and Bonds, 0.75% - 5.75%, due 1/20/2023 - 1/20/2026, FHLMC, 7.25%, due 3/1/2035, GNMA, 1.55% - 2.75%, due 1/20/2046 - 7/20/2071 and U.S. Treasury Securities, 0.13%, due 2/28/2023, with a value of $26,572.	25,000	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

BNP Paribas SA, 0.24%, dated 8/31/2021, due 9/7/2021, repurchase price $185,009, collateralized by Asset-Backed Securities, 7.36%, due 11/15/2048 and U.S. Treasury Securities, 0.13%, due 8/31/2023, with a value of $189,321.	185,000	185,000

BNP Paribas SA, 0.29%, dated 8/31/2021, due 10/1/2021, repurchase price $75,019, collateralized by Corporate Notes and Bonds, 0.00%, due 9/30/2022 - 7/15/2025 and Sovereign Government Securities, 5.60% - 8.50%, due 1/24/2024 - 1/31/2047, with a value of $81,060.	75,000	75,000

BNP Paribas SA, 0.32%, dated 8/31/2021, due 11/17/2021, repurchase price $200,139, collateralized by Asset-Backed Securities, 0.34% - 9.11%, due 4/1/2024 - 1/25/2065, with a value of $220,352.	200,000	200,000

Bofa Securities, Inc., 0.33%, dated 8/31/2021, due 10/5/2021, repurchase price $215,069, collateralized by Collateralized Mortgage Obligations, 0.00% - 7.32%, due 5/15/2023 - 12/16/2072, FNMA Connecticut Avenue Securities, 0.85% - 4.48%, due 1/25/2024 - 9/25/2048 and Sovereign Government Securities, 3.24%, due 2/6/2028, with a value of $231,981.	215,000	215,000

Bofa Securities, Inc., 0.35%, dated 8/31/2021, due 10/5/2021, repurchase price $250,085, collateralized by Common Stocks, 0.00%, due 1/1/2049 -1/1/2999 and Preferred Stocks, 5.63% -8.13%, due 8/1/2042 - 1/1/2999, with a value of $270,000.	250,000	250,000

Bofa Securities, Inc., 0.48%, dated 8/31/2021, due 11/9/2021, repurchase price $345,322, collateralized by Collateralized Mortgage Obligations, 0.18% - 6.50%, due 11/15/2035 -11/25/2053, Corporate Notes and Bonds, 0.00% - 7.63%, due 9/1/2023 - 3/1/2050 and Sovereign Government Securities, 0.50% - 10.38%, due 1/24/2022 - 3/11/2061, with a value of $372,600.	345,000	345,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Suisse Securities USA LLC, 0.20%, dated 8/31/2021, due 9/7/2021, repurchase price $50,002, collateralized by Asset-Backed Securities, 0.00% - 19.05%, due 4/17/2025 - 1/25/2060, Collateralized Mortgage Obligations, 0.00% - 6.25%, due 7/15/2032 - 4/25/2043 and Corporate Notes and Bonds, 0.00%, due 11/1/2022, with a value of $55,002.	50,000	50,000

Credit Suisse Securities USA LLC, 0.44%, dated 8/31/2021, due 10/5/2021, repurchase price $150,064, collateralized by Asset-Backed Securities, 0.00% - 20.01%, due 8/28/2023 - 1/15/2069 and Collateralized Mortgage Obligations, 3.23% - 4.10%, due 9/20/2022 - 3/25/2023, with a value of $165,152.	150,000	150,000

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $2,500,003, collateralized by U.S. Treasury Securities, 0.13%, due 2/28/2023, with a value of $2,500,004.	2,500,000	2,500,000

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 1.13% - 3.00%, due 8/15/2040 - 8/15/2049, with a value of $9,500,013.	9,500,000	9,500,000

Goldman Sachs & Co. LLC, 0.44%, dated 8/31/2021, due 11/19/2021, repurchase price $500,489, collateralized by Corporate Notes and Bonds, 0.00% - 12.00%, due 7/1/2022 - 7/1/2026, FHLMC, 1.50% - 5.50%, due 5/1/2033 - 8/1/2051 and FNMA, 2.50% - 6.00%, due 2/1/2023 - 7/1/2060, with a value of $510,000.	500,000	500,000

HSBC Securities USA, Inc., 0.18%, dated 8/31/2021, due 9/1/2021, repurchase price $20,000, collateralized by Asset-Backed Securities, 2.44% - 3.38%, due 5/20/2024 - 9/15/2026 and Municipal Debt Securities, 0.00%, due 8/1/2031, with a value of $21,200.	20,000	20,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

HSBC Securities USA, Inc., 0.18%, dated 8/31/2021, due 9/1/2021, repurchase price $25,000, collateralized by Corporate Notes and Bonds, 0.75% - 6.95%, due 1/29/2023 - 4/1/2060, FHLMC, 3.50% -6.50%, due 4/1/2031 - 10/1/2037, GNMA, 4.00% - 5.00%, due 9/15/2041 -5/20/2049, Sovereign Government Securities, 2.38% - 5.00%, due 4/11/2022 - 8/20/2030 and U.S. Treasury Securities, 0.00%, due 9/9/2021 -10/7/2021, with a value of $26,155.	25,000	25,000

ING Financial Markets LLC, 0.15%, dated 8/31/2021, due 9/1/2021, repurchase price $75,000, collateralized by Common Stocks, 0.00%, due 1/1/2999, with a value of $81,097.	75,000	75,000

ING Financial Markets LLC, 0.15%, dated 8/31/2021, due 9/1/2021, repurchase price $115,000, collateralized by Corporate Notes and Bonds, 0.50% -6.90%, due 3/15/2022 - 8/5/2061, with a value of $120,751.	115,000	115,000

ING Financial Markets LLC, 0.25%, dated 8/31/2021, due 10/8/2021, repurchase price $25,007, collateralized by Corporate Notes and Bonds, 1.38% - 9.75%, due 9/15/2021 - 1/1/2999, with a value of $26,851.	25,000	25,000

ING Financial Markets LLC, 0.27%, dated 8/31/2021, due 10/22/2021, repurchase price $100,039, collateralized by Common Stocks, 0.00%, due 1/1/2999, with a value of $108,048.	100,000	100,000

ING Financial Markets LLC, 0.25%, dated 8/31/2021, due 11/5/2021, repurchase price $35,016, collateralized by Corporate Notes and Bonds, 0.88% - 9.25%, due 11/15/2025 - 4/1/2044, with a value of $37,781.	35,000	35,000

ING Financial Markets LLC, 0.25%, dated 8/31/2021, due 11/10/2021, repurchase price $15,007, collateralized by Corporate Notes and Bonds, 0.00% - 7.00%, due 9/15/2021 - 8/12/2061, with a value of $15,850.	15,000	15,000

Mitsubishi UFJ Trust & Banking Corp., 0.20%, dated 8/31/2021, due 9/2/2021, repurchase price $1,000,011, collateralized by Corporate Notes and Bonds, 2.05% - 4.50%, due 5/13/2022 -5/1/2030, with a value of $1,042,682.	1,000,000	1,000,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Royal Bank of Canada, 0.17%, dated 8/31/2021, due 9/7/2021, repurchase price $200,007, collateralized by Certificates of Deposit, 0.10% - 0.11%, due 9/2/2021 - 12/9/2021 and Commercial Paper, 0.00%, due 9/2/2021 -5/6/2022, with a value of $210,000.	200,000	200,000

Societe Generale SA, 0.14%, dated 8/31/2021, due 9/1/2021, repurchase price $167,001, collateralized by Asset-Backed Securities, 2.70% - 5.88%, due 10/11/2027 - 5/15/2034, Collateralized Mortgage Obligations, 2.90% - 3.00%, due 10/17/2050 - 1/18/2052, Corporate Notes and Bonds, 0.20% - 8.63%, due 9/16/2021 - 8/1/2118, FNMA Connecticut Avenue Securities, 2.03%, due 10/25/2049 and Sovereign Government Securities, 1.40% - 6.75%, due 2/7/2022 -7/27/2033, with a value of $175,851.	167,000	167,000

Societe Generale SA, 0.21%, dated 8/31/2021, due 9/1/2021, repurchase price $805,005, collateralized by Asset-Backed Securities, 0.23% - 4.00%, due 10/11/2027 - 2/28/2041, Collateralized Mortgage Obligations, 4.35% - 5.10%, due 1/12/2034 - 8/17/2049, Corporate Notes and Bonds, 2.80% - 13.00%, due 11/15/2021 - 1/1/2999, FNMA Connecticut Avenue Securities, 0.73% -2.88%, due 12/26/2029 - 10/25/2049 and Sovereign Government Securities, 2.63% - 11.88%, due 2/7/2022 -1/1/2999, with a value of $869,099.	805,000	805,000

Societe Generale SA, 0.23%, dated 8/31/2021, due 9/1/2021, repurchase price $370,002, collateralized by Asset-Backed Securities, 0.23% - 5.25%, due 5/30/2025 - 11/25/2046, Collateralized Mortgage Obligations, 0.68% - 5.45%, due 7/25/2036 - 5/25/2065, Corporate Notes and Bonds, 2.30% - 10.88%, due 9/15/2021 - 1/1/2999, FNMA Connecticut Avenue Securities, 2.03% -3.83%, due 2/25/2030 - 8/25/2050 and Sovereign Government Securities, 2.63% -11.88%, due 6/27/2022 - 1/1/2999, with a value of $399,582.	370,000	370,000

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Societe Generale SA, 0.23%, dated 8/31/2021, due 9/7/2021, repurchase price $200,009, collateralized by Asset-Backed Securities, 0.35% - 1.43%, due 2/25/2037 - 11/25/2046, Collateralized Mortgage Obligations, 4.52%, due 4/15/2050, Corporate Notes and Bonds, 1.57% -13.00%, due 3/15/2022 -1/1/2999, FNMA Connecticut Avenue Securities, 2.23% - 2.43%, due 1/27/2031 - 11/25/2039 and Sovereign Government Securities, 3.25% - 11.88%, due 9/26/2022 - 1/1/2999, with a value of $215,904.	200,000	200,000

Societe Generale SA, 0.32%, dated 8/31/2021, due 11/8/2021, repurchase price $180,111, collateralized by Asset-Backed Securities, 0.23% - 7.13%, due 1/2/2024 - 11/25/2046, Collateralized Mortgage Obligations, 4.09% - 4.52%, due 8/17/2034 - 8/25/2059, Corporate Notes and Bonds, 0.99% - 11.50%, due 11/15/2021 - 5/15/2097, FNMA Connecticut Avenue Securities, 2.03% -2.93%, due 11/26/2029 - 10/25/2049 and Sovereign Government Securities, 2.63% - 11.88%, due 1/5/2023 -1/1/2999, with a value of $194,460.	180,000	180,000

Societe Generale SA, 0.26%, dated 8/31/2021, due 12/1/2021, repurchase price $500,332, collateralized by Asset-Backed Securities, 0.33% - 5.25%, due 5/30/2025 - 10/25/2037, Collateralized Mortgage Obligations, 0.68% - 4.08%, due 11/15/2032 - 2/12/2049, Corporate Notes and Bonds, 1.57% - 8.75%, due 9/15/2021 - 1/1/2999, FNMA Connecticut Avenue Securities, 2.03% -2.93%, due 11/26/2029 - 10/25/2049 and Sovereign Government Securities, 2.63% - 11.88%, due 9/26/2022 -1/1/2999, with a value of $540,260.	500,000	500,000

TD Securities (USA) LLC, 0.18%, dated 8/31/2021, due 9/2/2021, repurchase price $900,009, collateralized by Corporate Notes and Bonds, 0.85% -7.20%, due 1/15/2022 - 5/12/2061, with a value of $945,033.	900,000	900,000

TD Securities (USA) LLC, 0.14%, dated 8/31/2021, due 9/7/2021, repurchase price $500,014, collateralized by Corporate Notes and Bonds, 0.50% -5.81%, due 4/5/2022 - 2/15/2060 and Municipal Debt Securities, 5.47% - 7.46%, due 5/1/2040 - 10/1/2046, with a value of $525,014.	500,000	500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

UBS Securities LLC, 0.25%, dated 8/31/2021, due 9/7/2021, repurchase price $300,015, collateralized by Certificates of Deposit, 0.00% - 0.46%, due 10/1/2021 - 12/2/2022, Commercial Paper, 0.00%, due 9/3/2021 -1/11/2022 and Corporate Notes and Bonds, 0.37% -12.00%, due 1/15/2022 - 1/1/2999, with a value of $319,195.	300,000	300,000

Wells Fargo Securities LLC, 0.22%, dated 8/31/2021, due 9/2/2021, repurchase price $104,001, collateralized by Commercial Paper, 0.00%, due 2/15/2022 and Corporate Notes and Bonds, 0.18% -5.06%, due 6/3/2024 - 9/30/2059, with a value of $109,205.	104,000	104,000

Wells Fargo Securities LLC, 0.32%, dated 8/31/2021, due 9/14/2021, repurchase price $250,031, collateralized by Certificates of Deposit, 0.00% - 0.25%, due 12/1/2021 - 8/29/2022 and Commercial Paper, 0.00%, due 9/1/2021 -2/15/2022, with a value of $262,710.	250,000	250,000

Total Repurchase Agreements (Cost $20,961,000)		20,961,000

Corporate Notes — 0.6%

Banks — 0.6%

Barclays Bank plc (United Kingdom)

(OBFR + 0.10%), 0.17%, 9/1/2021 (b) (c)	175,000	175,000

(OBFR + 0.16%), 0.23%, 9/1/2021 (b) (c)	300,000	300,000

Total Corporate Notes (Cost $475,000)		475,000

Municipal Bonds — 0.2%

Alaska — 0.1%

Alaska Housing Finance Corp., State Capital Project Series 2018A, Rev., VRDO, 0.08%, 9/8/2021 (d)	75,000	75,000

California — 0.1%

Metropolitan Water District of Southern California, Waterworks Series A, Rev., VRDO, LIQ: Bank of America NA, 0.08%, 9/8/2021 (d)	59,000	59,000

Total Municipal Bonds (Cost $134,000)		134,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 72.5%

Certificates of Deposit — 28.1%

Agricultural Bank of China Ltd. (China) 0.12%, 9/27/2021	100,000	100,000

Bank of Montreal (Canada) (SOFR + 0.15%), 0.20%, 9/1/2021 (b)	150,000	150,007

(SOFR + 0.15%), 0.20%, 9/1/2021 (b)	70,000	70,007

(ICE LIBOR USD 3 Month + 0.05%), 0.17%, 9/16/2021 (b)	179,000	179,018

(ICE LIBOR USD 3 Month + 0.05%), 0.19%, 10/7/2021 (b)	161,000	161,015

(ICE LIBOR USD 3 Month + 0.04%), 0.16%, 10/12/2021 (b)	200,000	200,014

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/26/2021 (b)	50,000	50,001

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/4/2021 (b)	125,000	125,005

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/4/2021 (b)	115,000	115,003

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 11/11/2021 (b)	320,000	320,025

0.24%, 3/10/2022	100,000	100,045

0.23%, 5/11/2022	100,000	100,039

0.22%, 5/18/2022	100,000	100,031

0.21%, 6/22/2022	177,000	177,038

0.20%, 7/13/2022	100,000	100,010

Bank of Nova Scotia (The) (Canada) (SOFR + 0.18%),

0.23%, 9/1/2021 (b)	100,000	100,034

0.20%, 2/18/2022	140,000	140,052

0.23%, 5/10/2022	100,000	100,047

0.22%, 5/13/2022	28,860	28,872

BNP Paribas SA (France) (ICE LIBOR USD 3 Month + 0.03%), 0.17%, 10/7/2021 (b)	94,000	94,004

0.24%, 2/1/2022	290,000	290,129

Canadian Imperial Bank of Commerce (Canada)

(SOFR + 0.15%), 0.20%, 9/1/2021 (b)	405,000	405,010

(SOFR + 0.15%), 0.20%, 9/1/2021 (b)	175,000	175,004

(SOFR + 0.15%), 0.20%, 9/1/2021 (b)	100,000	100,010

(BSBY1M + 0.10%), 0.16%, 9/24/2021 (b)	110,000	110,000

(ICE LIBOR USD 3 Month + 0.05%), 0.20%, 9/30/2021 (b)	330,000	330,047

0.19%, 10/20/2021	155,000	155,022

0.20%, 10/22/2021	100,000	100,014

0.20%, 2/18/2022	250,000	250,066

0.24%, 4/7/2022	175,000	175,082

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

China Construction Bank Corp. (China) 0.10%, 9/7/2021	125,000	125,000

Cooperatieve Rabobank UA (Netherlands)

(ICE LIBOR USD 3 Month + 0.04%), 0.19%, 9/30/2021 (b)	175,000	175,000

(ICE LIBOR USD 3 Month + 0.04%), 0.18%, 10/8/2021 (b)	50,000	50,003

(ICE LIBOR USD 3 Month + 0.04%), 0.16%, 10/12/2021 (b)	50,000	50,007

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/28/2021 (b)	100,000	100,004

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/10/2021 (b)	100,000	100,013

0.20%, 6/27/2022	46,500	46,509

0.22%, 7/5/2022 (e)	100,000	99,823

Credit Agricole Corporate and Investment Bank (France)

0.11%, 9/27/2021	100,000	100,002

0.12%, 11/1/2021	350,000	350,017

(SOFR + 0.12%), 0.17%, 9/1/2021 (b)	100,000	99,992

0.13%, 12/8/2021	150,000	150,010

Credit Industriel et Commercial (France)

(SOFR + 0.13%), 0.18%, 9/1/2021 (b)	450,000	450,017

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 9/2/2021 (b)	75,000	75,009

(ICE LIBOR USD 3 Month + 0.04%), 0.16%, 9/17/2021 (b)	150,000	150,012

(ICE LIBOR USD 3 Month + 0.05%), 0.19%, 10/5/2021 (b)	75,000	75,004

(ICE LIBOR USD 3 Month + 0.04%), 0.19%, 10/6/2021 (b)	100,000	100,005

0.24%, 10/12/2021 (e)	360,000	359,959

0.24%, 10/18/2021 (e)	225,000	224,970

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/25/2021 (b)	161,000	161,005

0.22%, 10/26/2021 (e)	245,000	244,961

0.23%, 10/28/2021 (e)	175,000	174,971

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/28/2021 (b)	132,000	132,003

0.14%, 12/1/2021	100,000	100,007

0.22%, 3/7/2022 (e)	400,000	399,664

DZ Bank AG (Germany) 0.11%, 10/29/2021	245,000	245,012

Erste Group Bank AG (Austria) 0.10%, 9/20/2021	300,000	300,002

ING Bank NV (Netherlands)

0.25%, 10/8/2021	178,000	178,000

0.18%, 5/13/2022	275,000	275,000

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

Kookmin Bank (South Korea)

0.15%, 11/23/2021	75,000	75,009

0.25%, 8/2/2022	38,000	38,009

Korea Development Bank (South Korea)

0.21%, 12/10/2021	25,000	25,007

0.26%, 4/18/2022	50,000	50,026

Mitsubishi UFJ Trust & Banking Corp. (Japan)

0.13%, 9/14/2021 (e)	100,000	99,997

0.21%, 9/22/2021	100,000	100,008

0.19%, 10/7/2021	200,000	200,020

0.18%, 1/28/2022 (e)	100,000	99,937

0.18%, 2/24/2022 (e)	95,000	94,925

Mitsubishi UFJ Trust and Banking Co. Ltd. (Japan)

0.18%, 2/14/2022 (e)	100,000	99,927

0.18%, 2/18/2022 (e)	50,000	49,963

Mizuho Bank Ltd. (Japan)

0.16%, 9/1/2021 (e)	100,000	100,000

0.19%, 10/6/2021	200,000	200,022

0.16%, 1/7/2022	100,000	100,011

0.15%, 1/25/2022	400,000	400,005

MUFG Bank Ltd. (Japan)

0.19%, 10/7/2021	100,000	100,013

0.14%, 12/1/2021	100,000	100,010

0.14%, 12/2/2021	200,000	200,020

0.15%, 1/14/2022	80,000	80,007

National Australia Bank Ltd. (Australia)

0.20%, 10/29/2021 (e)	250,000	249,956

0.23%, 1/24/2022 (e)	185,000	184,886

0.23%, 1/26/2022 (e)	400,000	399,747

0.23%, 1/27/2022 (e)	250,000	249,841

Natixis SA (France) (SOFR + 0.13%), 0.18%, 9/1/2021 (b)	300,000	300,028

(SOFR + 0.13%), 0.18%, 9/1/2021 (b)	175,000	175,001

(ICE LIBOR USD 3 Month + 0.03%), 0.16%, 9/1/2021 (b)	215,000	215,035

0.30%, 9/2/2021	30,000	30,000

(ICE LIBOR USD 3 Month + 0.05%), 0.18%, 9/10/2021 (b)	240,000	240,030

0.23%, 10/7/2021	155,000	155,022

(ICE LIBOR USD 3 Month + 0.03%), 0.15%, 11/12/2021 (b)	400,000	400,052

0.21%, 2/4/2022	150,000	150,056

Nordea Bank Abp (Finland) (ICE LIBOR USD 3 Month + 0.00%), 0.13%, 11/1/2021 (b)	163,000	163,013

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.00%), 0.12%, 11/4/2021 (b)	51,900	51,903

0.23%, 4/21/2022	78,250	78,286

0.20%, 6/29/2022	125,000	125,015

0.20%, 7/1/2022	200,000	200,022

Norinchukin Bank (Japan)

0.08%, 10/1/2021	100,000	99,999

0.09%, 11/1/2021	300,000	299,994

Oversea-Chinese Banking Corp. Ltd. (Singapore)

0.20%, 9/27/2021	95,000	95,007

(ICE LIBOR USD 3 Month + 0.01%), 0.15%, 10/7/2021 (b)	100,000	100,002

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 10/26/2021 (b)	200,000	200,016

0.11%, 11/5/2021	125,000	125,000

0.21%, 12/9/2021	50,000	50,012

Royal Bank of Canada (Canada)

(ICE LIBOR USD 3 Month + 0.03%), 0.16%, 9/7/2021 (b)	100,000	99,998

(ICE LIBOR USD 3 Month + 0.05%), 0.18%, 9/11/2021 (b)	70,000	70,010

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/27/2021 (b)	50,000	50,000

Skandinaviska Enskilda Banken AB (Sweden)

0.18%, 9/9/2021	100,000	100,003

0.20%, 2/18/2022	50,000	50,017

0.24%, 4/28/2022	100,000	100,056

0.23%, 5/11/2022	100,000	100,047

Standard Chartered Bank (United Kingdom)

0.22%, 9/24/2021	450,000	450,030

(ICE LIBOR USD 3 Month + 0.02%), 0.14%, 10/12/2021 (b)	500,000	500,007

0.20%, 10/26/2021	150,000	150,016

Sumitomo Mitsui Banking Corp. (Japan)

(ICE LIBOR USD 3 Month + 0.03%), 0.16%, 9/10/2021 (b)	150,000	150,002

(ICE LIBOR USD 3 Month + 0.02%), 0.17%, 9/29/2021 (b)	150,000	150,001

0.19%, 10/5/2021	50,000	50,005

0.19%, 10/6/2021	250,000	250,027

0.11%, 11/16/2021	240,000	240,007

0.14%, 12/1/2021	50,000	50,005

0.14%, 12/2/2021	100,000	100,010

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

Sumitomo Mitsui Trust Bank Ltd. (Japan)

0.21%, 9/21/2021	100,000	100,008

0.22%, 9/24/2021	200,000	200,018

0.23%, 10/19/2021 (e)	200,000	199,974

0.09%, 10/25/2021	100,000	100,000

0.23%, 10/28/2021 (e)	100,000	99,984

0.23%, 11/3/2021 (e)	100,000	99,982

0.12%, 11/4/2021	200,000	200,010

0.18%, 11/22/2021 (e)	100,000	99,971

0.18%, 12/1/2021 (e)	100,000	99,966

0.18%, 2/25/2022 (e)	100,000	99,921

Sumitomo Trust Japan (Luxembourg) 0.16%, 12/6/2021 (e)	50,000	49,982

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 1 Month + 0.08%), 0.18%, 9/10/2021 (b)	200,000	199,958

(ICE LIBOR USD 3 Month + 0.04%), 0.16%, 9/16/2021 (b)	50,000	50,005

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/26/2021 (b)	95,000	95,003

0.20%, 6/28/2022	100,000	100,009

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.11%), 0.19%, 9/1/2021 (b)	125,000	125,000

Series 01, (BSBY3M + 0.05%), 0.14%, 9/9/2021 (b)	85,000	84,983

(ICE LIBOR USD 3 Month + 0.02%), 0.14%, 11/14/2021 (b)	250,000	250,030

(US Federal Funds Effective Rate (continuous series) + 0.11%), 0.19%, 11/26/2021 (b)	250,000	250,000

0.26%, 4/21/2022 (e)	125,000	124,867

0.24%, 4/27/2022	141,250	141,325

0.27%, 4/27/2022 (e)	175,000	174,807

0.21%, 6/23/2022	150,000	150,035

Westpac Banking Corp. (Australia) (ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/26/2021 (b)	49,000	49,002

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/10/2021 (b)	150,000	150,012

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/11/2021 (b)	60,000	60,005

0.20%, 6/24/2022	97,000	97,017

Woori Bank (South Korea)

0.13%, 9/2/2021 (c)	50,000	50,000

0.14%, 10/28/2021 (c)	70,000	70,004

Total Certificates of Deposit (Cost $22,472,799)		22,475,590

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — 25.8%

Agricultural Bank of China Ltd. (China) 0.11%, 9/7/2021 (c) (e)	30,000	29,999

Alpine Securitization LLC 0.20%, 10/5/2021 (d)	85,000	85,013

Alpine Securitization Ltd. (Switzerland) 0.21%, 10/12/2021 (c)	50,000	50,006

Antalis SA (France) 0.16%, 12/1/2021 (c) (e)	51,400	51,383

ANZ New Zealand Int’l Ltd. (New Zealand) 0.19%, 10/21/2021 (c) (e)	100,000	99,990

Atlantic Asset Securitization LLC

0.08%, 9/3/2021 (c) (e)	50,000	50,000

0.18%, 11/8/2021 (c) (e)	50,000	49,989

Australia & New Zealand Banking Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.03%), 0.16%, 9/2/2021 (b) (c)	70,000	70,010

Bank of Nova Scotia (The) (Canada)

(SOFR + 0.15%), 0.20%, 9/1/2021 (b) (c)	200,000	200,020

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/28/2021 (b) (c)	125,000	125,005

0.21%, 2/23/2022 (c) (e)	175,000	174,901

0.23%, 4/8/2022 (c) (e)	100,000	99,916

0.21%, 6/22/2022 (c) (e)	170,000	169,767

Barclays Bank plc (United Kingdom) 0.13%, 10/27/2021 (c) (e)	50,000	49,991

Bedford Row Funding Corp.

(US Federal Funds Effective Rate (continuous series) + 0.12%), 0.20%, 9/1/2021 (b) (c)	150,000	150,000

(US Federal Funds Effective Rate (continuous series) + 0.12%), 0.20%, 9/1/2021 (b) (c)	130,000	130,000

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 10/27/2021 (b) (c)	25,000	24,998

(ICE LIBOR USD 3 Month + 0.05%), 0.18%, 11/22/2021 (b) (c)	135,000	135,013

(ICE LIBOR USD 3 Month + 0.05%), 0.17%, 11/26/2021 (b) (c)	50,000	50,004

0.21%, 1/18/2022 (c) (e)	75,000	74,963

0.25%, 4/28/2022 (c) (e)	75,000	74,921

BNG Bank NV (Netherlands) 0.08%, 9/1/2021 (c) (e)	34,000	34,000

BNP Paribas SA (France)

0.23%, 10/7/2021 (e)	108,000	107,992

0.18%, 3/22/2022 (e)	136,000	135,893

0.18%, 3/22/2022 (e)	500,000	499,605

BNZ International Funding Ltd. (New Zealand) 0.17%, 11/15/2021 (c) (e)	100,000	99,982

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

BPCE SA (France)

0.20%, 11/1/2021 (c) (e)	92,400	92,384

0.20%, 11/5/2021 (c) (e)	200,000	199,963

0.23%, 12/13/2021 (c) (e)	250,000	249,917

Canadian Imperial Bank of Commerce (Canada) 0.24%, 5/6/2022 (c) (e)	200,000	199,775

Concord Minutemen Capital Co. LLC Series A, 0.10%, 9/17/2021 (c) (e)	100,000	99,996

DBS Bank Ltd. (Singapore)

0.14%, 11/29/2021 (e)	100,000	99,968

0.13%, 12/1/2021 (c) (e)	50,000	49,983

0.15%, 12/22/2021 (c) (e)	63,000	62,971

Dexia Credit Local SA (France)

0.12%, 10/12/2021 (c) (e)	200,000	199,979

0.12%, 10/13/2021 (c) (e)	100,000	99,989

0.12%, 10/14/2021 (c) (e)	150,000	149,984

0.12%, 10/15/2021 (c) (e)	250,000	249,972

0.10%, 10/18/2021 (c) (e)	174,250	174,229

0.12%, 10/21/2021 (c) (e)	250,000	249,968

0.11%, 10/22/2021 (c) (e)	170,400	170,378

0.10%, 11/2/2021 (c) (e)	100,000	99,984

0.11%, 11/4/2021 (c) (e)	140,000	139,975

DNB Bank ASA (Norway) 0.09%, 9/2/2021 (c) (e)	400,000	399,999

0.08%, 9/24/2021 (c) (e)	125,000	124,995

0.09%, 10/8/2021 (c) (e)	200,000	199,987

(ICE LIBOR USD 3 Month + 0.03%), 0.17%, 10/14/2021 (b) (c)	260,000	260,017

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/27/2021 (b) (c)	250,000	250,000

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/28/2021 (b) (c)	100,000	99,997

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/28/2021 (b) (c)	405,000	405,002

Federation des caisses Desjardins du Quebec (The) (Canada)

0.08%, 9/13/2021 (c) (e)	100,000	99,998

0.08%, 9/20/2021 (c) (e)	83,800	83,797

0.19%, 10/14/2021 (c) (e)	100,000	99,989

0.08%, 10/26/2021 (e)	100,000	99,986

First Abu Dhabi Bank PJSC (United Arab Emirates)

0.14%, 10/12/2021 (c) (e)	253,000	252,973

0.13%, 10/26/2021 (c) (e)	350,000	349,951

0.18%, 12/2/2021 (c) (e)	555,000	554,854

0.16%, 1/7/2022 (c) (e)	50,000	49,978

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

0.17%, 1/20/2022 (c) (e)	575,000	574,712

0.16%, 2/4/2022 (c) (e)	135,000	134,922

FMS Wertmanagement (Germany)

0.09%, 9/24/2021 (c) (e)	75,000	74,996

0.11%, 10/27/2021 (e)	98,000	97,986

0.11%, 11/3/2021 (c) (e)	250,000	249,959

0.09%, 12/2/2021 (c) (e)	50,000	49,987

0.09%, 12/3/2021 (c) (e)	49,300	49,287

ING US Funding LLC (Netherlands)

0.20%, 9/23/2021 (c) (e)	395,000	394,974

0.17%, 9/29/2021 (c) (e)	145,000	144,988

0.22%, 10/12/2021 (c) (e)	170,000	169,982

0.15%, 11/18/2021 (c) (e)	60,000	59,987

Lloyds Bank plc (United Kingdom)

0.11%, 10/20/2021 (e)	200,000	199,975

0.10%, 10/22/2021 (e)	100,000	99,987

0.11%, 10/26/2021 (e)	600,000	599,916

0.11%, 10/29/2021 (e)	300,000	299,956

LMA-Americas LLC

0.20%, 9/7/2021 (c) (e)	50,000	49,999

0.19%, 10/20/2021 (c) (e)	70,100	70,090

0.18%, 10/25/2021 (c) (e)	50,000	49,992

0.14%, 1/14/2022 (c) (e)	75,000	74,962

LVMH Moet Hennessy Louis Vuitton SE (France)

0.17%, 10/19/2021 (c) (e)	100,000	99,988

0.17%, 10/28/2021 (c) (e)	50,000	49,993

Macquarie Bank Ltd. (Australia)

0.19%, 10/19/2021 (c) (e)	100,000	99,984

0.19%, 10/20/2021 (e)	100,000	99,983

12.00%, 10/27/2021 (c) (e)	200,000	199,962

0.12%, 11/16/2021 (c) (e)	100,000	99,973

0.13%, 12/10/2021 (e)	100,000	99,961

0.16%, 2/8/2022 (c) (e)	37,950	37,922

Manhattan Asset Funding Co. LLC

0.19%, 10/26/2021 (c) (e)	30,088	30,083

0.19%, 10/28/2021 (c) (e)	78,237	78,223

0.19%, 10/29/2021 (c) (e)	100,000	99,982

Matchpoint Finance plc (Ireland)

Series A, 0.20%, 9/22/2021 (c) (e)	50,000	49,997

Series A, 0.19%, 10/18/2021 (c) (e)	50,000	49,993

Mitsubishi UFJ Trust & Banking Corp. (Japan) 0.12%, 11/12/2021 (c) (e)	100,000	99,982

Mizuho Bank Ltd. (Japan)

0.21%, 10/18/2021 (c) (e)	30,000	29,995

0.19%, 11/15/2021 (c) (e)	95,000	94,975

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

National Australia Bank Ltd. (Australia)

(US Federal Funds Effective Rate (continuous series) + 0.07%), 0.15%, 9/1/2021 (b) (c)	100,000	99,984

(US Federal Funds Effective Rate (continuous series) + 0.14%), 0.22%, 9/1/2021 (b) (c)	60,000	60,018

(ICE LIBOR USD 1 Month + 0.09%), 0.19%, 9/8/2021 (b) (c)	150,000	150,008

(ICE LIBOR USD 3 Month + 0.04%), 0.19%, 9/27/2021 (b) (c)	300,000	300,024

(ICE LIBOR USD 3 Month + 0.00%), 0.12%, 11/3/2021 (b) (c)	79,000	79,005

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 11/18/2021 (b) (c)	100,000	100,008

0.23%, 4/6/2022 (c) (e)	100,000	99,914

National Bank of Canada (Canada)

0.19%, 10/13/2021 (c) (e)	39,265	39,261

0.19%, 10/21/2021 (c) (e)	100,000	99,987

0.14%, 1/10/2022 (c) (e)	150,000	149,930

Nationwide Building Society (United Kingdom) 0.08%, 9/16/2021 (c) (e)	200,000	199,993

Nederlandse Waterschapsbank NV (Netherlands) 0.08%, 10/25/2021 (c) (e)	400,000	399,939

Nieuw Amsterdam Receivables Corp. 0.14%, 12/9/2021 (c) (e)	75,000	74,976

Nordea Bank Abp (Finland) 0.11%, 11/1/2021 (c) (e)	50,000	49,993

NRW Bank (Germany) 0.08%, 11/2/2021 (c) (e)	150,000	149,974

Old Line Funding LLC 0.13%, 10/25/2021 (c) (e)	180,000	179,973

Oversea-Chinese Banking Corp. Ltd. (Singapore) 0.18%, 9/20/2021 (c) (e)	100,000	99,995

Royal Bank of Canada (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.11%), 0.19%, 9/1/2021 (b)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.04%), 0.17%, 9/2/2021 (b)	75,000	75,014

(ICE LIBOR USD 3 Month + 0.03%), 0.16%, 9/7/2021 (b) (c)	35,000	34,999

(ICE LIBOR USD 3 Month + 0.04%), 0.19%, 10/6/2021 (b)	270,000	270,024

0.23%, 5/5/2022 (e)	200,000	199,778

0.21%, 6/22/2022 (e)	158,000	157,731

0.20%, 7/8/2022 (c) (e)	100,000	99,816

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Skandinaviska Enskilda Banken AB (Sweden)

0.20%, 10/19/2021 (c) (e)	250,000	249,974

0.12%, 11/22/2021 (c) (e)	350,000	349,923

0.20%, 6/27/2022 (c) (e)	100,000	99,851

Societe Generale SA (France) 0.19%, 10/13/2021 (c) (e)	150,000	149,988

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/25/2021 (b) (c)	94,000	94,006

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 11/1/2021 (b) (c)	62,000	62,005

0.20%, 6/24/2022 (c) (e)	100,000	99,853

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.11%), 0.19%, 9/1/2021 (b) (c)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/10/2021 (b) (c)	400,000	400,030

0.23%, 4/12/2022 (c) (e)	133,000	132,880

0.23%, 5/19/2022 (c) (e)	100,000	99,886

0.20%, 7/8/2022 (c) (e)	100,000	99,847

TotalEnergies Capital Canada Ltd. (France) 0.14%, 2/3/2022 (c) (e)	75,000	74,960

Toyota Motor Finance Netherlands BV (Japan) 0.15%, 11/29/2021 (e)	100,000	99,973

UBS AG (Switzerland) (SOFR + 0.17%),

0.22%, 9/1/2021 (b) (c)	135,000	134,992

0.23%, 12/9/2021 (c) (e)	100,000	99,962

0.22%, 3/23/2022 (c) (e)	250,000	249,734

0.24%, 3/29/2022 (c) (e)	300,000	299,667

0.24%, 3/30/2022 (c) (e)	250,000	249,721

United Overseas Bank Ltd. (Singapore) 0.20%, 2/11/2022 (c) (e)	150,000	149,894

Westpac Banking Corp. (Australia) 0.19%, 9/16/2021 (c) (e)	50,000	49,998

(ICE LIBOR USD 3 Month + 0.02%), 0.12%, 10/12/2021 (b) (c)	20,000	20,001

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/28/2021 (b) (c)	103,000	103,000

0.23%, 4/1/2022 (c) (e)	75,000	74,949

0.20%, 6/17/2022 (c) (e)	200,000	199,733

0.20%, 7/1/2022 (c) (e)	27,400	27,361

0.20%, 7/15/2022 (c) (e)	124,250	124,058

Total Commercial Paper (Cost $20,676,290)		20,678,542

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Time Deposits — 18.6%

Agricultural Bank of China Ltd.

0.10%, 9/3/2021	500,000	500,000

0.10%, 9/7/2021	500,000	500,000

Australia & New Zealand Banking Group Ltd.

0.08%, 9/1/2021	450,000	450,000

0.08%, 9/2/2021	300,000	300,000

0.07%, 9/7/2021	250,000	250,000

BNP Paribas SA 0.06%, 9/1/2021	300,000	300,000

Credit Agricole Corporate and Investment Bank

0.05%, 9/1/2021	188,792	188,792

0.10%, 9/1/2021	500,000	500,000

0.10%, 9/3/2021	400,000	400,000

0.10%, 9/3/2021	700,000	700,000

DNB Bank ASA 0.04%, 9/1/2021	1,400,000	1,400,000

DZ Bank AG 0.04%, 9/1/2021	200,000	200,000

First Abu Dhabi Bank PJSC 0.08%, 9/1/2021	1,000,000	1,000,000

KBC Bank NV 0.05%, 9/1/2021	2,300,000	2,300,000

Mizuho Bank Ltd. 0.08%, 9/1/2021	1,250,000	1,250,000

Mizuho Bank, Ltd. 0.08%, 9/1/2021	661,186	661,186

National Bank of Canada 0.06%, 9/7/2021	100,000	100,000

Nordea Bank Abp 0.04%, 9/1/2021	2,000,000	2,000,000

Royal Bank of Canada

0.05%, 9/1/2021	510,000	510,000

0.06%, 9/7/2021	400,000	400,000

Swedbank AB 0.04%, 9/1/2021	1,000,000	1,000,000

Total Time Deposits (Cost $14,909,978)		14,909,978

Total Short-Term Investments (Cost $58,059,067)		58,064,110

Total Investments — 99.5% (Cost $79,629,067)		79,634,110
Other Assets Less Liabilities — 0.5%		398,725

NET ASSETS — 100.0%		80,032,835

Percentages indicated are based on net assets.

Abbreviations

BSBY	Bloomberg Short Term Bank Yield Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(e)	The rate shown is the effective yield as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 69.6%

Alaska — 1.2%

Alaska Housing Finance Corp., Governmental Purpose Series B, Rev., VRDO, LIQ: FHLB, 0.02%, 9/8/2021 (b)	860	860

Alaska Housing Finance Corp., Home Mortgage

Series 2007A, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 9/8/2021 (b)	14,580	14,580

Series 2007B, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 9/8/2021 (b)	1,400	1,400

Series D, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 9/8/2021 (b)	7,635	7,635

City of Valdez, Exxon Pipeline Co. Project Series 1993-B, Rev., VRDO, 0.01%, 9/1/2021 (b)	735	735

		25,210

Arizona — 0.4%

Arizona State University Series 2008A, Rev., VRDO, 0.02%, 9/8/2021 (b)	1,600	1,600

Salt River Pima-Maricopa Indian Community Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/8/2021 (b)	1,325	1,325

Tender Option Bond Trust Receipts/Certificates

Series 2021-XG0312, Rev., VRDO, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	2,560	2,560

Series 2019-XG0231, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/8/2021 (b) (c)	2,760	2,760

		8,245

California — 3.2%

California Educational Facilities Authority, Institution of Technology Series B, Rev., VRDO, 0.01%, 9/8/2021 (b)	1,150	1,150

California Housing Finance, Mission Apartment Series A, Rev., VRDO, LOC: FHLMC, 0.02%, 9/8/2021 (b)	1,225	1,225

California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project Series 2010A, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,950	1,950

California Statewide Communities Development Authority, Penny Lane Centers Project Series 2008, Rev., VRDO, LOC: U.S. Bank NA, 0.02%, 9/8/2021 (b)	1,000	1,000

California Statewide Communities Development Authority, Rady Children’s Hospital Series 2008C, Rev., VRDO, LOC: Northern Trust Co., 0.01%, 9/8/2021 (b)	2,400	2,400

California Statewide Communities Development Authority, Sweep Loan Program Series 2007A, Rev., VRDO, LOC: U.S. Bank NA, 0.01%, 9/8/2021 (b)	1,475	1,475

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Metropolitan Water District of Southern California, Waterworks Series 2018A-2, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	2,025	2,025

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-26, Rev., VRDO, LOC: Royal Bank of Canada, 0.17%, 12/1/2021 (b) (c)	5,000	5,000

State of California, Various Purpose GO, 5.00%, 9/1/2021	5,050	5,050

Tender Option Bond Trust Receipts/Certificates

Series 2021-XF1240, GO, VRDO, 0.02%, 9/8/2021 (b)	3,635	3,635

Series 2017-XG0121, Rev., VRDO, LIQ: Bank of America NA, 0.04%, 9/8/2021 (b) (c)	6,515	6,515

Series 2018-XM0696, Rev., VRDO, LIQ: Bank of America NA, 0.04%, 9/8/2021 (b) (c)	4,590	4,590

Series 2019-XL0112, Rev., VRDO, LOC: Barclays Bank plc, 0.04%, 9/8/2021 (b) (c)	2,100	2,100

Series 2020-YX1155, Rev., VRDO, LIQ: Barclays Bank plc, 0.04%, 9/8/2021 (b) (c)	1,600	1,600

Series 2021-XL0167, GO, VRDO, LIQ: Bank of America NA, 0.04%, 9/8/2021 (b) (c)	1,065	1,065

Series 2018-XM0647, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	8,970	8,970

Series 2018-ZF2771, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	1,670	1,670

Series 2019-XM0741, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	6,785	6,785

Series 2020-XM0837, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	2,500	2,500

Series 2020-YX1149, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	1,000	1,000

Series 2018-G-42, Rev., VRDO, 0.22%, 1/3/2022 (b)	5,000	5,000

		66,705

Colorado — 2.0%

City of Colorado Springs, Utilities System Improvement Series 2008-A, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	9,280	9,280

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Series 2009C, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	2,000	2,000

Series A-1, Rev., 5.00%, 11/15/2021	350	353

Colorado State Education Loan Program Series 2021A, Rev., TRAN, 4.00%, 6/29/2022	185	191

Tender Option Bond Trust Receipts/Certificates

Series 2020-XF1209, GO, VRDO, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	5,330	5,330

Series 2020-XX1130, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	3,880	3,880

Series 2018-XG0195, COP, VRDO, LIQ: Bank of America NA, 0.11%, 9/8/2021 (b) (c)	3,615	3,615

University of Colorado Hospital Authority Series B-1, Rev., VRDO, 0.01%, 9/8/2021 (b)	1,250	1,250

University of Colorado Hospital Authority, Health System

Series 2018 B, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	8,310	8,310

Series 2018 C, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	6,250	6,250

		40,459

Connecticut — 1.8%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program Subseries 2018C-3, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	1,750	1,750

Connecticut Innovations, Inc., ISO New England Inc., Project Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	4,845	4,845

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2019-G-110, Rev., VRDO, LOC: Royal Bank of Canada, 0.20%, 10/1/2021 (b) (c)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-XG0204, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	1,930	1,930

Series 2021-XL0178, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	3,200	3,200

Town of East Lyme GO, BAN, 0.75%, 8/11/2022	3,922	3,943

Town of North Branford GO, BAN, 2.00%, 8/4/2022	7,450	7,579

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued

Town of North Haven GO, BAN, 1.50%, 11/4/2021	3,000	3,007

		36,254

District of Columbia — 0.1%

District of Columbia, AARP Foundation Issue Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/8/2021 (b)	1,000	1,000

District of Columbia, Carnegie Endowment for International Peace Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/8/2021 (b)	925	925

		1,925

Florida — 8.5%

City of Jacksonville, Florida Power and Light Co., Project Rev., VRDO, 0.01%, 9/1/2021 (b)	2,875	2,875

City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 0.02%, 9/8/2021 (b)	15,275	15,275

City of Jacksonville, Health Care Facilities, Baptist Medical Center Series 2019B, Rev., VRDO, 0.02%, 9/8/2021 (b)	17,420	17,420

City of Lakeland, Education Facilities, Florida Southern College Project Series 2012B, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	1,205	1,205

County of Escambia, Gulf Power Co., Project Rev., VRDO, 0.02%, 9/1/2021 (b)	5,900	5,900

County of St. Lucie, Florida Power and Light Co., Project Rev., VRDO, 0.01%, 9/1/2021 (b)	42,400	42,400

Florida Gulf Coast University Financing Corp., Housing Project Series A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	4,250	4,250

Highlands County Health Facilities Authority, Adventist Health System

Series 2007A, Rev., VRDO, 0.02%, 9/8/2021 (b)	13,700	13,700

Series 2012I, Rev., VRDO, 0.02%, 9/8/2021 (b)	3,000	3,000

Series 2012I-2, Rev., VRDO, 0.02%, 9/8/2021 (b)	2,700	2,700

Series 2012I-4, Rev., VRDO, 0.02%, 9/8/2021 (b)	3,540	3,540

Orange County Health Facilities Authority, Orlando Health, Inc. Series E, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	1,550	1,550

Pinellas County Housing Finance Authority, Bayside Court Rev., VRDO, LOC: FHLMC, 0.02%, 9/8/2021 (b)	3,010	3,010

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Tender Option Bond Trust Receipts/Certificates

Series 2018-G-41, Rev., VRDO, 0.22%, 9/1/2021 (b)	5,665	5,665

Series 2018-ZM0586, Rev., VRDO, LIQ: Citibank NA, 0.05%, 9/8/2021 (b) (c)	7,500	7,500

Series 2019-XF2808, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	7,500	7,500

Series 2021-XG0323, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	5,000	5,000

Series 2020-XF2882, Rev., VRDO, AGM-CR, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	2,800	2,800

Series 2020-XX1136, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	4,745	4,745

Series 2020-YX1128, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	3,870	3,870

Series 2019-G113, Rev., VRDO, 0.22%, 1/3/2022 (b)	17,500	17,500

Volusia County Housing Finance Authority, Fisherman’s Landing Association Ltd. Rev., VRDO, LOC: FNMA, 0.03%, 9/8/2021 (b)	5,015	5,015

		176,420

Georgia — 0.2%

Development Authority of Monroe County (The), Gulf Power Co. Plant Scherer Project Rev., VRDO, 0.02%, 9/1/2021 (b)	1,700	1,700

Tender Option Bond Trust Receipts/Certificates Series 2020-ZF0873, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/8/2021 (b) (c)	3,000	3,000

		4,700

Hawaii — 0.7%

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-13, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	14,000	14,000

Idaho — 0.0% (d)

State of Idaho GO, TAN, 3.00%, 6/30/2022	350	358

Illinois — 7.0%

City of Galesburg, Knox College Project Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	6,000	6,000

County of Lake, Multi-Family Housing, Whispering Oaks Apartments Project Rev., VRDO, LIQ: FHLMC, 0.03%, 9/8/2021 (b)	4,000	4,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Illinois Development Finance Authority, St. Ignatius College Prep

Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	2,650	2,650

Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	5,100	5,100

Illinois Educational Facilities Authority Series B, Rev., VRDO, 0.02%, 9/8/2021 (b)	925	925

Illinois Educational Facilities Authority, Columbia College Chicago Rev., VRDO, LOC: BMO Harris Bank NA, 0.03%, 9/8/2021 (b)	3,990	3,990

Illinois Finance Authority, Advocate Health Care Network Series 2008C-3A, Rev., VRDO, LIQ: Northern Trust Co., 0.02%, 9/8/2021 (b)	1,050	1,050

Illinois Finance Authority, Bradley University

Series 2008A, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	17,665	17,665

Series 2008B, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	1,000	1,000

Illinois Finance Authority, Carle Foundation Series 2021D, Rev., VRDO, LIQ: Northern Trust Co., 0.02%, 9/8/2021 (b)	5,000	5,000

Illinois Finance Authority, Clearbrook Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.03%, 9/8/2021 (b)	1,400	1,400

Illinois Finance Authority, Edward Health Obligated Group

Series 2008B-2, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	8,215	8,215

Series 2008C, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	1,340	1,340

Illinois Finance Authority, North Park University Project Rev., VRDO, LOC: U.S. Bank NA, 0.02%, 9/8/2021 (b)	1,000	1,000

Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021D, Rev., VRDO, 0.02%, 9/8/2021 (b)	21,500	21,500

Illinois Finance Authority, The University of Chicago Medical Center

Series 2010B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.01%, 9/1/2021 (b)	1,500	1,500

Series 2009 E-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	5,000	5,000

Series 2009E-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	200	200

Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.07%, 9/8/2021 (b)	2,330	2,330

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Finance Authority, The Wbez Alliance, Inc., Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.03%, 9/8/2021 (b)	20,550	20,550

Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services Rev., VRDO, LOC: Wells Fargo Bank NA, 0.03%, 9/8/2021 (b)	14,200	14,200

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2535, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	3,840	3,840

Series 2021-XL0170, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	5,000	5,000

Series 2020-XG0299, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	2,500	2,500

Series 2021-XM0938, GO, VRDO, LIQ: Bank of America NA, 0.07%, 9/8/2021 (b) (c)	2,550	2,550

Village of Channahon, Morris Hospital Series 2009A, Rev., VRDO, LOC: U.S. Bank NA, 0.01%, 9/8/2021 (b)	5,815	5,815

		144,320

Indiana — 0.4%

Indiana Finance Authority, Duke Energy Indiana, Inc. Project Series A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.04%, 9/8/2021 (b)	1,300	1,300

Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2008F, Rev., VRDO, LOC: Bank of New York Mellon Corp. (The), 0.03%, 9/8/2021 (b)	1,155	1,155

Indiana Finance Authority, Parkview Health System, Inc. Series 2009B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/1/2021 (b)	3,590	3,590

Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0280, Rev., VRDO, 0.07%, 9/8/2021 (b)	2,500	2,500

		8,545

Iowa — 3.1%

City of Chillicothe, Gas and Electric Project Rev., VRDO, 0.04%, 9/8/2021 (b)	4,450	4,450

County of Louisa, Pollution Control, Midwest Power System, Inc. Rev., VRDO, 0.04%, 9/8/2021 (b)	7,000	7,000

Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project

Rev., VRDO, 0.04%, 9/8/2021 (b)	8,870	8,870

Rev., VRDO, 0.05%, 9/8/2021 (b)	5,115	5,115

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued

Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc. Project Series 2011A, Rev., VRDO, 0.04%, 9/8/2021 (b)	19,000	19,000

Iowa Finance Authority, Mortgage-Backed Securities Program Series 2018D, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 0.02%, 9/8/2021 (b)	7,500	7,500

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program

Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	500	500

Series 2018B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	7,945	7,945

Series 2019B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	200	200

Series 2020B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	2,500	2,500

Iowa Finance Authority, Trinity Health Corp. Series 2000D, Rev., VRDO, 0.02%, 9/8/2021 (b)	635	635

		63,715

Kansas — 0.4%

City of Wichita

Series 302, GO, 3.50%, 10/15/2021	250	251

Series 304, GO, 4.50%, 10/15/2021	6,805	6,842

		7,093

Kentucky — 1.3%

Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.

Series 2011A, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	4,800	4,800

Series 2013C, Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	1,300	1,300

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-116, Rev., VRDO, LOC: Royal Bank of Canada, 0.22%, 11/1/2021 (b) (c)	12,000	12,000

Tender Option Bond Trust Receipts/Certificates

Series 2020-XG0320, Rev., VRDO, LOC: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	2,250	2,250

Series 2017-XG0113, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	3,735	3,735

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kentucky — continued

Series 2020-XM0881, Rev., VRDO, AGM, LIQ: Royal Bank of Canada, 0.06%, 9/8/2021 (b) (c)	2,800	2,800

		26,885

Louisiana — 0.1%

East Baton Rouge Parish Industrial Development Board, Inc., Exxonmobile Project, Gulf Opportunity Zone Series 2010B, Rev., VRDO, 0.01%, 9/1/2021 (b)	2,340	2,340

Maine — 0.6%

City of South Portland, Middle School Project GO, BAN, 0.75%, 4/15/2022	10,000	10,036

Tender Option Bond Trust Receipts/Certificates Series 2021-XL0179, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	1,670	1,670

		11,706

Maryland — 1.4%

City of Baltimore Series 2015-ZF2095, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	6,665	6,665

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2021C, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	5,000	5,000

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-28, Rev., VRDO, LOC: Royal Bank of Canada, 0.22%, 1/3/2022 (b) (c)	10,115	10,115

Tender Option Bond Trust Receipts/Certificates

Series 2021-XG0332, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 9/8/2021 (b) (c)	3,470	3,470

Series 2018-ZM0621, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.07%, 9/8/2021 (b) (c)	4,000	4,000

		29,250

Massachusetts — 1.0%

City of Cambridge, Municipal Purpose Loan of 2014 GO, 5.00%, 2/15/2022	665	680

City of Cambridge, Municipal Purpose Loan of 2021 GO, 5.00%, 2/15/2022	925	946

City of Chicopee GO, 5.00%, 6/1/2022	275	285

City of Quincy GO, BAN, 1.50%, 1/14/2022	2,600	2,613

City of Westfield GO, BAN, 1.50%, 6/10/2022	4,840	4,891

Massachusetts Housing Finance Agency, Single Family Housing

Rev., VRDO, LIQ: UBS AG, 0.02%, 9/8/2021 (b)	3,000	3,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Rev., VRDO, LIQ: UBS AG, 0.02%, 9/8/2021 (b)	3,000	3,000

Massachusetts Water Resources Authority, Multi-Modal Subordinate General Series A-2, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	1,090	1,090

Tender Option Bond Trust Receipts/Certificates Series 2020-ZF0968, Rev., VRDO, FHA, LIQ: TD Bank NA, 0.06%, 9/8/2021 (b) (c)	3,335	3,335

Town of Bedford, Municipal Purpose Loan of 2014 GO, 5.00%, 10/15/2021	355	357

Town of Grafton Series A, GO, 5.00%, 4/1/2022	155	159

		20,356

Michigan — 2.1%

Kent Hospital Finance Authority, Spectrum Health System Series 2008C, Rev., VRDO, LOC: Bank of New York Mellon Corp. (The), 0.02%, 9/8/2021 (b)	10,055	10,055

L’Anse Creuse Public Schools, School Building and Site GO, VRDO, Q-SBLF, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	17,515	17,515

Michigan Finance Authority, Trinity Health Credit Group Series MI-1, Rev., VRDO, 0.08%, 12/1/2021 (b)	14,500	14,500

University of Michigan Series B, Rev., VRDO, 0.01%, 9/8/2021 (b)	995	995

		43,065

Minnesota — 0.2%

City of Rochester, Health Care Facilities, Mayo Clinic Series A, Rev., VRDO, 0.01%, 9/8/2021 (b)	1,630	1,630

Minnesota Housing Finance Agency, Residential Housing Finance Series 2017F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 0.02%, 9/8/2021 (b)	1,750	1,750

		3,380

Mississippi — 2.9%

County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 0.01%, 9/1/2021 (b)	3,540	3,540

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2007C, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,150	1,150

Series 2009E, Rev., VRDO, 0.01%, 9/1/2021 (b)	250	250

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — continued

Series 2009F, Rev., VRDO, 0.01%, 9/1/2021 (b)	2,345	2,345

Series 2009G, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,525	1,525

Series 2010G, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,550	1,550

Series 2010K, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,000	1,000

Series 2011 G, Rev., VRDO, 0.01%, 9/1/2021 (b)	16,695	16,695

Series 2011A, Rev., VRDO, 0.01%, 9/1/2021 (b)	16,260	16,260

Series 2011D, Rev., VRDO, 0.01%, 9/1/2021 (b)	375	375

Series B, Rev., VRDO, 0.01%, 9/1/2021 (b)	2,570	2,570

Series 2010A, Rev., VRDO, 0.02%, 9/8/2021 (b)	13,585	13,585

		60,845

Missouri — 1.7%

City of Kansas City, Roe Bartle Convention Center Series 2008F, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	2,250	2,250

Health and Educational Facilities Authority of the State of Missouri, Ascension Health Senior Credit Group Series C-4, Rev., VRDO, 0.02%, 9/8/2021 (b)	900	900

Health and Educational Facilities Authority of the State of Missouri, BJC Health System

Series 2008A, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	6,105	6,105

Series C, Rev., VRDO, LIQ: BJC Health System, 0.02%, 9/8/2021 (b)	5,005	5,005

Health and Educational Facilities Authority of The State of Missouri, BJC Health System Series D, Rev., VRDO, 0.02%, 9/8/2021 (b)	775	775

Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Series 2014G, Rev., VRDO, 0.02%, 9/8/2021 (b)	3,850	3,850

Health and Educational Facilities Authority of the State of Missouri, SSM Health System Series D, Rev., VRDO, 0.02%, 9/8/2021 (b)	1,155	1,155

Missouri Highway and Transportation Commission, Senior Lien Series 2010C, Rev., 5.00%, 2/1/2022	2,000	2,041

Nodaway County Industrial Development Authority, Northwest Foundation, Inc. Rev., VRDO, LOC: U.S. Bank NA, 0.01%, 9/8/2021 (b)	3,235	3,235

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued

Tender Option Bond Trust Receipts/Certificates

Series 2017-XG0157, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	5,190	5,190

Series XF0536, Rev., VRDO, LOC: Royal Bank of Canada, 0.08%, 9/8/2021 (b)	4,950	4,950

		35,456

Nebraska — 0.3%

County of Washington, Cargill, Inc., Recovery Zone Facility Project Series 2010B, Rev., VRDO, 0.04%, 9/8/2021 (b)	6,800	6,800

Nevada — 1.0%

County of Clark Department of Aviation, Subordinate Lien

Series 2008D-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	3,115	3,115

Series 2008D-2A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/8/2021 (b)	450	450

County of Clark, Industrial Development, Southwest Gas Corp. Project Series 2009A, Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/8/2021 (b)	16,555	16,555

County of Washoe, Limited Tax GO, 5.00%, 12/1/2021	215	218

Tender Option Bond Trust Receipts/Certificates Series 2020-XM0866, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 9/8/2021 (b) (c)	1,000	1,000

		21,338

New Hampshire — 0.0% (d)

Town of Salem GO, 5.00%, 3/15/2022	135	139

New Jersey — 4.1%

Borough of Dumont GO, BAN, 2.00%, 6/2/2022	3,030	3,073

City of Ventnor City GO, BAN, 1.00%, 7/14/2022	19,500	19,645

City of Wildwood, Water and Sewer Utility GO, BAN, 2.00%, 10/15/2021	5,000	5,011

County of Cumberland GO, BAN, 2.00%, 10/7/2021	2,680	2,685

Hudson County Improvement Authority, County Guaranteed Pooled Notes

Series 2020C-1A, Rev., GTD, 1.50%, 9/2/2021	9,988	9,988

Series 2021A-1, Rev., GTD, 1.50%, 2/8/2022	200	201

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

Series 2021B-1, Rev., GTD, 1.50%, 4/28/2022	3,080	3,109

Somerset County Improvement Authority, Lease Project Series 2021A, Rev., GTD, 2.00%, 2/25/2022	500	504

Township of Florence Series 2021A, GO, BAN, 1.50%, 1/13/2022	4,803	4,828

Township of South Brunswick Series 2020A, GO, BAN, 2.00%, 9/28/2021	15,468	15,490

Township of South Orange Village GO, BAN, 1.50%, 7/7/2022	9,000	9,106

Township of Woodbridge GO, 2.00%, 10/15/2021	250	251

Township of Woodbridge, General Sewer Utility GO, BAN, 2.00%, 10/15/2021	11,790	11,817

		85,708

New Mexico — 0.3%

University of New Mexico (The), Subordinate Lien System

Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	2,785	2,785

Series 2002B, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	1,375	1,375

Series 2002C, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	2,650	2,650

		6,810

New York — 6.8%

Albany Industrial Development Agency Series A, Rev., VRDO, LOC: TD Bank NA, 0.03%, 9/8/2021 (b)	1,445	1,445

Battery Park City Authority Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	4,000	4,000

City of New York

Series E, Subseries E-4, GO, VRDO, LOC: Bank of America NA, 0.02%, 9/8/2021 (b)	950	950

Subseries H-6, GO, VRDO, LOC: Bank of America NA, 0.02%, 9/8/2021 (b)	1,240	1,240

Series A, Subseries A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.03%, 9/8/2021 (b)	1,075	1,075

City of New York, Fiscal Year 2006 Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	2,195	2,195

Metropolitan Transportation Authority

Series 2015 E-1, Rev., VRDO, LOC: Barclays Bank plc, 0.01%, 9/1/2021 (b)	4,500	4,500

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2005 E-1, Rev., VRDO, LOC: Barclays Bank plc, 0.01%, 9/8/2021 (b)	6,300	6,300

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2008A-1, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	9,410	9,410

Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	2,165	2,165

Series 2008B-3C, Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	3,350	3,350

New York City Health and Hospitals Corp., Health System Series B, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	1,050	1,050

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	2,800	2,800

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	16,500	16,500

New York City Water and Sewer System, Fiscal Year 2003 Subseries F-1-A, Rev., VRDO, LIQ: Barclays Bank plc, 0.02%, 9/8/2021 (b)	125	125

New York City Water and Sewer System, Second General Resolution Subseries CC-2, Rev., VRDO, LIQ: Bank of Montreal, 0.01%, 9/1/2021 (b)	3,300	3,300

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	840	840

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	9,580	9,580

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series BB, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	2,175	2,175

New York State Dormitory Authority, Blythedale Children’s Hospital Rev., VRDO, LOC: TD Bank NA, 0.04%, 9/8/2021 (b)	1,200	1,200

New York State Dormitory Authority, City University System, CONS Fifth General Resolution Series 2008D, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	1,305	1,305

New York State Energy Research and Development Authority, Consolidated Edison Co., Inc. Project Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.02%, 9/8/2021 (b)	1,700	1,700

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Phoenix Central School District GO, BAN, 1.00%, 6/30/2022	6,000	6,041

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-146, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	2,500	2,500

Tender Option Bond Trust Receipts/Certificates

Series E-118, GO, VRDO, 0.03%, 9/1/2021 (b)	3,400	3,400

Series 2021-XL0164, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.04%, 9/8/2021 (b) (c)	5,000	5,000

Series 2021-YX1167, GO, VRDO, LIQ: Barclays Bank plc, 0.04%, 9/8/2021 (b) (c)	5,500	5,500

Series 2018-XF2656, Rev., VRDO, 0.05%, 9/8/2021 (b)	800	800

Series 2018-XM0692, Rev., VRDO, 0.05%, 9/8/2021 (b)	1,600	1,600

Series 2021-XF2940, Rev., VRDO, LIQ: UBS AG, 0.05%, 9/8/2021 (b) (c)	2,535	2,535

Series 2021-XG0311, Rev., VRDO, LOC: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	1,430	1,430

Series 2016-ZF0464, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 9/8/2021 (b) (c)	11,300	11,300

Series 2017-XF2419, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	4,500	4,500

Series 2020-XF2868, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	1,900	1,900

Series 2020-XF2917, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	2,475	2,475

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2003 B-1, Rev., VRDO, LOC: Bank of America NA, 0.01%, 9/1/2021 (b)	125	125

Trust for Cultural Resources of The City of New York (The), The Museum of Modern Art Series 2006A-1, Rev., VRDO, 0.02%, 9/8/2021 (b)	14,060	14,060

		140,371

North Carolina — 1.5%

City of Charlotte Series F, COP, VRDO, LIQ: Bank of America NA, 0.02%, 9/8/2021 (b)	2,930	2,930

City of Raleigh, Downtown Improvement Projects Series 2004A, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/8/2021 (b)	1,460	1,460

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

County of Johnson, Public Improvement GO, 5.00%, 2/1/2022	105	107

North Carolina Medical Care Commission, Moses Cone Health System

Series 2001B, Rev., VRDO, LIQ: Bank of Montreal, 0.02%, 9/1/2021 (b)	8,955	8,955

Series 2001A, Rev., VRDO, LIQ: BMO Harris Bank NA, 0.02%, 9/8/2021 (b)	1,950	1,950

Series 2004A, Rev., VRDO, 0.02%, 9/8/2021 (b)	950	950

Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum, Inc. Rev., VRDO, LOC: Credit Industriel et Commercial, 0.05%, 9/8/2021 (b)	10,100	10,100

Tender Option Bond Trust Receipts/Certificates Series 2019-ZF2813, Rev., VRDO, LIQ: Barclays Bank plc, 0.07%, 9/8/2021 (b) (c)	3,415	3,415

		29,867

North Dakota — 0.1%

North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2015E, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	2,190	2,190

Ohio — 0.3%

County of Allen, Hospital Facilities, Catholic Health Partners Series 2012B, Rev., VRDO, 0.02%, 9/8/2021 (b)	2,435	2,435

Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group Series B-3, Rev., VRDO, LIQ: U.S. Bank NA, 0.01%, 9/1/2021 (b)	700	700

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2019-E-132, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	2,065	2,065

State of Ohio Series 2015C, GO, 5.00%, 9/1/2021	100	100

State of Ohio, Cleveland Clinic Health System Series 2019D-2, Rev., VRDO, 0.01%, 9/8/2021 (b)	1,690	1,690

		6,990

Oklahoma — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2020-XF2884, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	1,370	1,370

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oregon — 0.4%

Clackamas County Hospital Facility Authority, Legacy Health System Series 2008A, Rev., VRDO, LOC: U.S. Bank NA, 0.02%, 9/8/2021 (b)	1,000	1,000

Oregon State Facilities Authority, Peacehealth Series 2018B, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	6,800	6,800

State of Oregon, Veterans Welfare Series 2015P, GO, VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	1,300	1,300

		9,100

Pennsylvania — 1.2%

Pennsylvania Economic Development Financing Authority, Exempt Facilities, PPL Energy Supply, LLC Project Series 2009C, Rev., VRDO, LOC: MUFG Union Bank NA, 0.12%, 9/8/2021 (b)	5,475	5,475

Pennsylvania Turnpike Commission Series 2019-2, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	1,500	1,500

Philadelphia Gas Works Co., 1998 General Ordinance Series D, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	1,780	1,780

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2018-G-43, Rev., VRDO, LOC: Royal Bank of Canada, 0.22%, 12/1/2021 (b) (c)	5,000	5,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2654, Rev., VRDO, 0.06%, 9/8/2021 (b)	4,420	4,420

Series 2020-XM0876, Rev., VRDO, LIQ: Royal Bank of Canada, 0.06%, 9/8/2021 (b) (c)	1,875	1,875

Series 2018-XL0061, Rev., VRDO, 0.07%, 9/8/2021 (b)	4,490	4,490

		24,540

Rhode Island — 0.8%

City of Cranston

Series 2021A, GO, 5.00%, 8/15/2022	260	272

Series 1, GO, BAN, 1.00%, 8/23/2022	5,000	5,041

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0631, Rev., VRDO, 0.07%, 9/8/2021 (b)	6,035	6,035

Series 2018-ZM0632, Rev., VRDO, 0.07%, 9/8/2021 (b)	4,050	4,050

		15,398

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — 0.8%

County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 2.00%, 3/3/2022	1,085	1,096

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2019-G-109, Rev., VRDO, LOC: Royal Bank of Canada, 0.22%, 10/1/2021 (b) (c)	5,000	5,000

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 0.05%, 9/8/2021 (b)	8,790	8,790

Town of Lexington Waterworks and Sewer System Combined Rev., RAN, 2.25%, 10/27/2021	2,450	2,458

		17,344

Tennessee — 0.5%

Metropolitan Government Nashville & Davidson County Industrial Development Board, Summit Apartments Project Rev., VRDO, LOC: FNMA, 0.02%, 9/8/2021 (b)	2,125	2,125

Montgomery County Public Building Authority, Pooled Financing Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/8/2021 (b)	1,300	1,300

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2576, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	2,000	2,000

Series 2018-XL0062, Rev., VRDO, 0.07%, 9/8/2021 (b)	4,420	4,420

		9,845

Texas — 7.0%

City of Houston, Combined Utility System, First Lien

Series 2004B-5, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/8/2021 (b)	900	900

Series B-2, Rev., VRDO, LOC: Citibank NA, 0.02%, 9/8/2021 (b)	1,100	1,100

Collin County Housing Finance Corp., Multi-Family Housing Rev., VRDO, LOC: Northern Trust Co., 0.09%, 9/8/2021 (b)	12,305	12,305

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014D, Rev., VRDO, 0.02%, 9/8/2021 (b)	4,300	4,300

Harris County Industrial Development Corp Exxon Corp Project Series A, Rev., VRDO, 0.01%, 9/1/2021 (b)	3,700	3,700

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project

Series 2001A-2, Rev., VRDO, 0.01%, 9/1/2021 (b)	5,200	5,200

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Series 2002A, Rev., VRDO, 0.01%, 9/1/2021 (b)	790	790

Series A-3, Rev., VRDO, 0.01%, 9/1/2021 (b)	300	300

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E-149, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	5,500	5,500

Series 2019-G112, Rev., VRDO, LOC: Royal Bank of Canada, 0.22%, 1/3/2022 (b) (c)	9,000	9,000

State of Texas, Veterans

Series 2011C, GO, VRDO, LIQ: FHLB, 0.03%, 9/8/2021 (b)	10,140	10,140

Series 2015 A, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/8/2021 (b)	3,435	3,435

Series A, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/8/2021 (b)	15,520	15,520

GO, VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.04%, 9/8/2021 (b)	1,490	1,490

State of Texas, Veterans Housing Assistance Program

Series 2008 B, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/8/2021 (b)	18,560	18,560

Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/8/2021 (b)	405	405

GO, VRDO, LIQ: FHLB, 0.04%, 9/8/2021 (b)	16,100	16,100

Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series C-2, Rev., VRDO, LOC: Bank of New York Mellon Corp. (The), 0.02%, 9/8/2021 (b)	1,200	1,200

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System

Series 2012 B, Rev., VRDO, 0.01%, 9/8/2021 (b)	13,120	13,120

Series 2017-B, Rev., VRDO, 0.02%, 9/8/2021 (b)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF2662, GO, VRDO, PSF-GTD, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	3,840	3,840

Series 2018-ZF2721, GO, VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	3,335	3,335

Series 2018-XF0645, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/8/2021 (b) (c)	4,000	4,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Texas Transportation Commission State Highway Fund Series 2014-B1, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.03%, 9/8/2021 (b)	1,000	1,000

		145,240

Utah — 0.6%

County of Utah, IHC Health Services, Inc.

Series 2016D, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	4,855	4,855

Series B, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	1,085	1,085

Series C, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	310	310

Series C, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	275	275

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0652, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	3,425	3,425

Series 2018-XG0171, Rev., VRDO, LIQ: Royal Bank of Canada, 0.06%, 9/8/2021 (b) (c)	3,000	3,000

		12,950

Vermont — 0.2%

Vermont Educational and Health Buildings Financing Agency, Southwestern Vermont Medical Center Series 2008A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2021 (b)	4,725	4,725

Virginia — 2.4%

Albermarle County Economic Development Authority, Sentara Martha Jefferson Hospital Series 2018A, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/8/2021 (b)	1,030	1,030

Loudoun County Economic Development Authority, Howard Hughes Medical Institute

Series 2003F, Rev., VRDO, 0.01%, 9/8/2021 (b)	6,000	6,000

Series 2013A, Rev., VRDO, 0.01%, 9/8/2021 (b)	8,975	8,975

Series 2009B, Rev., VRDO, 0.02%, 9/8/2021 (b)	1,865	1,865

Loudoun County Economic Development Authority, Jack Kent Cooke Foundation Project Rev., VRDO, LOC: Northern Trust Co., 0.02%, 9/8/2021 (b)	4,000	4,000

Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020B, Rev., VRDO, LIQ: PNC Bank NA, 0.03%, 9/8/2021 (b)	10,000	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Virginia — continued

Tender Option Bond Trust Receipts/Certificates

Series 2020-ZF0997, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	1,840	1,840

Series 2020-ZF0998, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	1,660	1,660

Series 2021-XM0932, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	2,825	2,825

Series 2020-XF0955, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 9/8/2021 (b) (c)	5,335	5,335

Virginia Small Business Financing Authority, Carilion Clinic Obligated Group Series 2008A, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	6,450	6,450

		49,980

Washington — 0.1%

Washington State Housing Finance Commission, Multi-Family, Cambridge Apartments Project Rev., VRDO, LOC: FNMA, 0.01%, 9/8/2021 (b)	1,775	1,775

Washington State Housing Finance Commission, Traditions at South Hill Apartments Project Series 2011A, Rev., VRDO, AMT, LOC: FHLMC, 0.02%, 9/8/2021 (b)	1,040	1,040

		2,815

Wisconsin — 0.8%

Tender Option Bond Trust Receipts/Certificates Series 2020-XL0148, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	4,495	4,495

Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	5,000	5,000

Wisconsin Housing and Economic Development Authority, Home Ownership Series 2021B, Rev., VRDO, LIQ: FHLB, 0.02%, 9/8/2021 (b)	8,000	8,000

		17,495

Total Municipal Bonds (Cost $1,442,224)		1,442,247

	SHARES (000)
Variable Rate Demand Preferred Shares — 4.9%

New York — 1.1%

Nuveen New York AMT-Free Quality Municipal Income Fund

Series 2, LIQ: Royal Bank of Canada, 0.07%, 9/8/2021 # (c)	6,600	6,600

INVESTMENTS (a)	SHARES (000)	VALUE ($000)

New York — continued

Series 3, LIQ: Sumitomo Mitsui Banking Corp., 0.07%, 9/8/2021 # (c)	15,000	15,000

		21,600

Other — 3.8%

Nuveen AMT-Free Municipal Credit Income Fund

Series 5, LIQ: Societe Generale, 0.07%, 9/8/2021 # (c)	20,000	20,000

Series 6, LIQ: Sumitomo Mitsui Banking Corp., 0.07%, 9/8/2021 # (c)	19,000	19,000

Nuveen AMT-Free Quality Municipal Income Fund

Series 3, LIQ: TD Bank NA, 0.07%, 9/8/2021 # (c)	5,000	5,000

Series 4-4895, LIQ: Barclays Bank plc, 0.07%, 9/8/2021 # (c)	30,000	30,000

Series 5-1000, LOC: Sumitomo Mitsui Banking Corp., 0.07%, 9/8/2021 # (c)	5,000	5,000

		79,000

Total Variable Rate Demand Preferred Shares (Cost $100,600)		100,600

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 23.4%

Commercial Paper — 23.4%

Alachua County Health Facilities Authority, Tax Exempt Series 08-A, 0.08%, 10/7/2021	6,240	6,240

Board of Governors of Colorado State University System Series A, 0.09%, 10/29/2021	10,000	10,000

Board of Regents of the University of Texas System

Series A, 0.10%, 10/8/2021	10,000	9,999

Series A, 0.16%, 3/21/2022	3,000	3,000

Series A, 0.15%, 3/29/2022	5,000	5,000

California Statewide Communities Development Authority

Series 9B-3, 0.12%, 1/6/2022	4,000	4,000

Series 9B-2, 0.11%, 1/11/2022	5,000	5,000

Series B-5, 0.11%, 1/11/2022	5,000	5,000

California Statewide Communities Development Authority, Tax Exempt

Series 9B-4, 0.19%, 9/2/2021	5,000	5,000

Series 9B-1, 0.16%, 9/8/2021	10,000	10,000

Series 9B-3, 0.17%, 10/6/2021	5,000	5,000

Series 9B-4, 0.17%, 10/7/2021	2,500	2,500

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Series 08-C, 0.09%, 10/13/2021	15,000	15,000

Series 08-B, 0.12%, 11/4/2021	1,500	1,500

Series D, 0.11%, 11/9/2021	3,000	3,000

Series B-5, 0.17%, 12/9/2021	300	300

Series B-6, 0.11%, 2/2/2022	1,000	1,000

Series D, 0.11%, 2/8/2022	7,000	7,000

Series 9B-1, 0.11%, 2/9/2022	11,000	11,000

City and County of San Francisco, LOC: U.S. Bank NA, 0.11%, 11/3/2021	1,190	1,190

City of Dallas, Tax Exempt Series G, 0.07%, 9/23/2021	9,000	9,000

City of Garland Series 2021, 0.08%, 9/15/2021	2,500	2,500

City of Houston, Tax Exempt Series H-2, 0.07%, 10/19/2021	10,000	10,000

City of Jacksonville

Series 92, 0.12%, 9/2/2021	3,000	3,000

Series 94, 0.12%, 9/2/2021	11,200	11,200

City of Philadelphia, Water & Wastewater, Tax Exempt

Series A, 0.08%, 9/2/2021	1,000	1,000

Series B, 0.07%, 10/5/2021	1,000	1,000

City of Rochester Series 08-C, 0.09%, 10/7/2021	8,000	8,000

City of San Antonio, Electric and Gas Systems Series B, 0.07%, 9/27/2021	7,500	7,500

County of Harris Series A-1, 0.09%, 10/13/2021	3,500	3,500

County of Hillsborough Series A, 0.07%, 9/30/2021	14,325	14,325

County of Hillsborough, Tax Exempt

Series A, 0.12%, 9/9/2021	3,800	3,800

Series A, 0.09%, 10/21/2021	3,800	3,800

County of Montgomery Series 10-A, 0.07%, 9/16/2021	7,000	7,000

County of York Series 00B3, 0.07%, 9/1/2021	10,000	10,000

District of Columbia Series 2019, 0.08%, 11/2/2021	25,000	25,000

East Bay Municipal Utility District Series A-1, 0.07%, 9/2/2021	10,000	10,000

East Bay Municipal Utility District, Tax Exempt

Series A-2, 0.06%, 10/1/2021	6,200	6,200

Series A-2, 0.08%, 11/2/2021	6,000	6,000

Health and Educational Facilities Authority of the State of Missouri BJC Health System, Tax Exempt Series 14-C, 0.08%, 10/21/2021	10,000	10,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Indiana Finance Authority, Tax Exempt

Series D-2, 0.06%, 9/16/2021	9,900	9,900

Series D-2, 0.10%, 10/5/2021	5,000	5,000

Jacksonville Health Care Authority, Tax Exempt Series 2016, 0.17%, 1/28/2022	11,000	11,000

King County Housing Authority, Tax Exempt Series A, 0.09%, 10/6/2021	5,375	5,375

Los Angeles County Housing Authority Series D-TE, 0.10%, 9/1/2021	2,000	2,000

Louisville and Jefferson County Metropolitan Sewer District Series A-1, 0.11%, 12/9/2021	7,500	7,500

Lower Colorado River Authority, Tax Exempt Series B, 0.09%, 9/2/2021	1,735	1,735

Maryland Health and Higher Educational Facilities Authority Series B, 0.07%, 9/8/2021	5,790	5,790

Municipal Improvement Corp. of Los Angeles, Tax Exempt

Series A-2, 0.07%, 9/8/2021	10,500	10,500

Series A-1, LOC: BMO Harris Bank NA, 0.08%, 10/7/2021	16,100	16,100

Omaha Public Power District, Tax Exempt Series A, 0.10%, 10/12/2021	9,100	9,100

Regents of the University of Michigan Series B, 0.09%, 11/3/2021	600	600

Salt River Project Agricultural Improvement and Power District Series C, 0.06%, 9/1/2021	18,800	18,800

San Francisco City and County Public Utilities Commission Wastewater

Series A-1, LOC: Sumitomo Mitsui Banking Corp., 0.08%, 9/9/2021	15,000	15,000

Series A-4, 0.07%, 10/14/2021	15,500	15,501

Southwestern Illinois Development Authority, Tax Exempt Series 17-B, 0.08%, 10/7/2021	5,000	5,000

Stafford County & Staunton Industrial Development Authority, Tax Exempt Series 8-A1, 0.07%, 9/2/2021	10,000	10,000

State of California

Series A6, 0.06%, 9/8/2021	5,000	5,000

Series 11A5, LOC: U.S. Bank NA, 0.07%, 9/20/2021	4,969	4,969

Series A-4, LOC: TD Bank NA, 0.09%, 10/19/2021	5,245	5,245

State of California, Tax Exempt

Series A-7, LOC: State Street Bank & Trust, 0.05%, 9/2/2021	23,530	23,530

Series A-7, 0.06%, 10/19/2021	8,000	8,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Texas Public Finance Authority

Series 2008, 0.09%, 11/3/2021	7,205	7,205

Series 19, 0.09%, 12/15/2021	3,300	3,300

University of Houston Series TE-A, 0.07%, 9/13/2021	188	188

University of Minnesota, Tax Exempt Series 07-C, 0.08%, 10/7/2021	3,800	3,800

University of Washington Series A, 0.12%, 2/8/2022	12,000	11,999

Upper Trinity Regional Water District, Tax Exempt Series A, 0.06%, 9/8/2021	200	200

Total Commercial Paper (Cost $485,892)		485,891

Total Short-Term Investments (Cost $485,892)		485,891

Total Investments — 97.9% (Cost $2,028,716)		2,028,738
Other Assets Less Liabilities — 2.1%		43,203

NET ASSETS — 100.0%		2,071,941

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CONS	Consolidated Bonds
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund

RAN	Revenue Anticipation Note
Rev.	Revenue
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	Amount rounds to less than 0.1% of net assets.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 4.5%

Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $128,163. (b)	128,163	128,163

Societe Generale SA, 0.23%, dated 8/31/2021, due 9/1/2021, repurchase price $10,000, collateralized by Corporate Notes and Bonds, 5.50% - 8.20%, due 4/6/2028 - 9/1/2028, FNMA Connecticut Avenue Securities, 2.18% - 2.93%, due 11/26/2029 - 11/25/2039 and Sovereign Government Securities, 2.63% - 10.13%, due 7/26/2022 - 9/30/2049, with a value of $10,800.	10,000	10,000

Total Repurchase Agreements (Cost $138,163)		138,163

Municipal Bonds — 1.6%

Alaska — 0.3%

Alaska Housing Finance Corp., State Capital Project Series 2019A, Rev., VRDO, 0.07%, 9/8/2021 (c)	10,000	10,000

Colorado — 0.3%

Colorado Housing and Finance Authority, Single Family Mortgage Series 2021C2, Class I, Rev., VRDO, GNMA COLL, LIQ: FHLB, 0.06%, 9/8/2021 (c)	10,000	10,000

Michigan — 0.3%

Michigan Finance Authority, Federally Taxable Series 2019D, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 9/8/2021 (c)	9,700	9,700

New York - 0.3%

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2018E, Rev., VRDO, LOC: Bank of America NA, 0.07%, 9/8/2021 (c)	8,590	8,590

Texas — 0.4%

Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl L.P. Project Series 2003, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.07%, 9/8/2021 (c)	12,000	12,000

Total Municipal Bonds (Cost $50,290)		50,290

Short-Term Investments — 93.9%

Commercial Paper — 51.4%

Australia & New Zealand Banking Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.03%), 0.16%, 9/2/2021 (d) (e)	30,000	30,004

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Bank of Nova Scotia (The) (Canada) 0.21%, 1/10/2022 (e) (f)	1,350	1,349

Barclays Bank plc (United Kingdom) 0.10%, 9/1/2021 (e) (f)	140,000	140,000

Barton Capital SA (France) 0.13%, 11/3/2021 (e) (f)	46,000	45,990

China Construction Bank Corp. (China) 0.10%, 9/1/2021 (e) (f)	140,000	140,000

Cooperatieve Rabobank UA (Netherlands) 0.05%, 9/1/2021 (f)	140,000	140,000

DBS Bank Ltd. (Singapore) 15.00%, 12/22/2021 (e) (f)	31,000	30,986

DBS Group Holdings Ltd. (Singapore)

0.19%, 9/20/2021 (e) (f)	15,000	14,999

0.20%, 10/18/2021 (e) (f)	80,000	79,985

First Abu Dhabi Bank PJSC (United Arab Emirates) 0.12%, 12/13/2021 (e) (f)	70,000	69,978

Industrial & Commercial Bank of China Ltd. (China) 0.10%, 9/1/2021 (e) (f)	140,000	140,000

KEB Hana Bank (South Korea) 0.14%, 11/23/2021 (e) (f)	1,250	1,250

Kookmin Bank (South Korea) 0.17%, 11/10/2021 (e) (f)	20,000	19,994

Korea Development Bank (South Korea)

0.20%, 9/17/2021 (f)	24,500	24,499

0.20%, 9/21/2021 (f)	30,000	29,999

Landesbank Baden-Wurttemberg (Germany) 0.07%, 9/1/2021 (f)	50,000	50,000

LMA-Americas LLC 0.21%, 10/1/2021 (e) (f)	1,465	1,465

Macquarie Bank Ltd. (Australia) 0.18%, 11/19/2021 (e) (f)	6,000	5,998

Manhattan Asset Funding Co. LLC 0.20%, 10/21/2021 (e) (f)	53,524	53,516

Mitsubishi UFJ Trust & Banking Corp. (Japan) 0.12%, 12/10/2021 (e) (f)	9,000	8,997

Mizuho Bank Ltd. (Japan)

0.20%, 10/28/2021 (e) (f)	50,000	49,990

0.20%, 11/10/2021 (e) (f)	12,000	11,997

National Australia Bank Ltd. (Australia) (US Federal Funds Effective Rate (continuous series) + 0.14%), 0.22%, 9/1/2021 (d) (e)	32,000	32,009

Natixis SA (France)

0.22%, 12/10/2021 (f)	50,000	49,985

0.22%, 12/17/2021 (f)	25,000	24,992

Royal Bank of Canada (Canada) 0.21%, 6/22/2022 (f)	35,000	34,940

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Skandinaviska Enskilda Banken AB (Sweden)

0.20%, 10/19/2021 (e) (f)	50,000	49,995

0.19%, 11/3/2021 (e) (f)	15,000	14,998

Standard Chartered Bank (United Kingdom) 0.20%, 9/15/2021 (e) (f)	50,000	49,998

Svenska Handelsbanken AB (Sweden) 0.21%, 12/23/2021 (e) (f)	23,000	22,993

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.10%), 0.19%, 9/1/2021 (d) (e)	82,000	82,000

(US Federal Funds Effective Rate (continuous series) + 0.10%), 0.19%, 9/1/2021 (d) (e)	45,000	45,000

United Overseas Bank Ltd. (Singapore)

0.23%, 5/5/2022 (e) (f)	35,000	34,963

0.23%, 5/10/2022 (e) (f)	18,000	17,981

Westpac Banking Corp. (Australia) (ICE LIBOR USD 3 Month + 0.04%), 0.17%, 9/11/2021 (d) (e)	25,000	25,004

Total Commercial Paper (Cost $1,575,737)		1,575,854

Time Deposits — 22.5%

BNP Paribas SA 0.06%, 9/1/2021	140,000	140,000

Credit Agricole Corporate and Investment Bank 0.05%, 9/1/2021	140,000	140,000

Erste Group Bank AG 0.07%, 9/1/2021	141,000	141,000

First Abu Dhabi Bank PJSC 0.06%, 9/1/2021	73,000	73,000

Mizuho Bank, Ltd. 0.08%, 9/1/2021	80,000	80,000

Royal Bank of Canada 0.05%, 9/1/2021	40,000	40,000

Skandinaviska Enskilda Banken AB 0.05%, 9/1/2021	77,000	77,000

Total Time Deposits (Cost $691,000)		691,000

Certificates of Deposit — 20.0%

Bank of Nova Scotia (The) (Canada)

(SOFR + 0.14%), 0.19%, 9/1/2021 (d)	41,000	41,000

(SOFR + 0.14%), 0.19%, 9/1/2021 (d)	35,000	35,000

0.20%, 1/7/2022	40,850	40,865

Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.14%), 0.19%, 9/1/2021 (d)	50,000	50,001

0.24%, 4/6/2022	42,000	42,019

Landesbank Baden-Wurttemberg (Germany) 0.10%, 9/2/2021	82,750	82,750

MUFG Bank Ltd. (Japan) 0.19%, 10/7/2021	40,000	40,005

Oversea-Chinese Banking Corp. Ltd. (Singapore) 0.13%, 12/14/2021	6,000	6,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.05%), 0.18%, 9/11/2021 (d)	65,000	65,010

Shinhan Bank (South Korea) 0.47%, 11/3/2021	4,106	4,109

Sumitomo Mitsui Banking Corp. (Japan) 0.16%, 1/3/2022	12,000	12,001

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.21%, 9/16/2021	40,000	40,002

Svenska Handelsbanken AB (Sweden) 0.20%, 6/21/2022	100,000	100,011

Woori Bank (South Korea)

0.12%, 10/1/2021 (e)	20,000	19,999

0.19%, 11/15/2021 (e)	14,000	14,002

0.16%, 1/4/2022 (e)	20,000	20,000

Total Certificates of Deposit (Cost $612,708)		612,774

Total Short-Term Investments (Cost $2,879,445)		2,879,628

Total Investments — 100.0% (Cost $3,067,898)		3,068,081
Liabilities in Excess of Other Assets — 0.0% (g)		(53)

NET ASSETS — 100.0%		3,068,028

Percentages indicated are based on net assets.

Abbreviations

AMT	Alternative Minimum Tax
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

(b)	Agency Joint Trading Account II — At August 31, 2021, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of September 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan Securities Lending Money Market Fund	$128,163	$128,163	$130,730

Repurchase Agreements — At August 31, 2021, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan Securities Lending Money Market Fund
Bofa Securities, Inc.	0.05%	$94,342
Citibank NA	0.06%	16,020
Citigroup Global Markets Holdings, Inc.	0.06%	17,801

Total		$128,163

At August 31, 2021, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	2.50% - 5.50%	2/1/2026 - 1/1/2050
FNMA	2.00% - 6.10%	11/1/2022 - 9/1/2051
GNMA	2.35% - 3.00%	11/15/2042 - 3/15/2048
U.S. Treasury Securities	0.00% - 3.13%	2/15/2027 - 5/15/2051

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(e)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(f)	The rate shown is the effective yield as of August 31, 2021.
(g)	Amount rounds to less than 0.1% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 11.8%

Barclays Capital, Inc., 0.24%, dated 8/31/2021, due 10/5/2021, repurchase price $30,007, collateralized by Collateralized Mortgage Obligations, 1.70% -3.58%, due 6/15/2038 - 1/25/2060, with a value of $32,400.	30,000	30,000

Barclays Capital, Inc., 0.25%, dated 8/31/2021, due 10/5/2021, repurchase price $25,006, collateralized by Collateralized Mortgage Obligations, 2.49% -3.15%, due 5/15/2048 - 7/17/2054, with a value of $27,000.	25,000	25,000

BMO Capital Markets Corp., 0.17%, dated 8/31/2021, due 9/1/2021, repurchase price $30,000, collateralized by Corporate Notes and Bonds, 0.55% - 9.50%, due 9/19/2022 - 2/15/2041, with a value of $32,274.	30,000	30,000

BMO Capital Markets Corp., 0.19%, dated 8/31/2021, due 9/7/2021, repurchase price $50,002, collateralized by Corporate Notes and Bonds, 3.63% - 11.13%, due 4/1/2023 - 1/1/2999, with a value of $53,817.	50,000	50,000

BMO Capital Markets Corp., 0.22%, dated 8/31/2021, due 9/7/2021, repurchase price $25,001, collateralized by Corporate Notes and Bonds, 0.75% - 15.50%, due 6/29/2022 - 1/1/2999 and FHLMC, 2.54%, due 7/25/2026, with a value of $27,023.	25,000	25,000

BNP Paribas SA, 0.24%, dated 8/31/2021, due 9/7/2021, repurchase price $65,003, collateralized by Asset-Backed Securities, 0.83% - 7.04%, due 10/1/2023 -2/25/2034, with a value of $71,508.	65,000	65,000

Bofa Securities, Inc., 0.33%, dated 8/31/2021, due 10/5/2021, repurchase price $35,011, collateralized by Asset-Backed Securities, 0.51% - 1.42%, due 12/22/2036 -7/1/2047, with a value of $37,100.	35,000	35,000

Bofa Securities, Inc., 0.48%, dated 8/31/2021, due 10/5/2021, repurchase price $100,047, collateralized by Sovereign Government Securities, 4.50% - 6.85%, due 1/18/2024 - 2/21/2047, with a value of $108,000.	100,000	100,000

Credit Suisse Securities USA LLC, 0.44%, dated 8/31/2021, due 10/5/2021, repurchase price $50,021, collateralized by Asset-Backed Securities, 3.67% - 20.01%, due 8/15/2027 - 8/22/2039, with a value of $55,061.	50,000	50,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

ING Financial Markets LLC, 0.25%, dated 8/31/2021, due 10/8/2021, repurchase price $5,001, collateralized by Corporate Notes and Bonds, 0.88% - 7.00%, due 7/30/2023 - 9/1/2041, with a value of $5,297.	5,000	5,000

Societe Generale SA, 0.14%, dated 8/31/2021, due 9/1/2021, repurchase price $33,000, collateralized by Asset-Backed Securities, 3.45% - 5.88%, due 10/11/2027 - 5/15/2034, Collateralized Mortgage Obligations, 3.00%, due 1/18/2052, Corporate Notes and Bonds, 0.20% - 7.63%, due 12/1/2021 -8/16/2077, FNMA Connecticut Avenue Securities, 2.03%, due 10/25/2049, Sovereign Government Securities, 1.40% -6.75%, due 2/7/2022 - 2/9/2026 and U.S. Treasury Securities, 2.63% - 2.88%, due 9/30/2023 - 12/31/2023, with a value of $34,681.	33,000	33,000

Societe Generale SA, 0.21%, dated 8/31/2021, due 9/1/2021, repurchase price $95,001, collateralized by Asset-Backed Securities, 0.30% - 6.64%, due 1/2/2024 - 11/25/2046, Collateralized Mortgage Obligations, 0.54% - 5.40%, due 5/25/2035 - 5/25/2060, Corporate Notes and Bonds, 3.25% - 9.75%, due 11/10/2021 - 6/4/2081, FNMA Connecticut Avenue Securities, 0.73% - 2.93%, due 11/26/2029 - 9/26/2039 and Sovereign Government Securities, 2.63% - 11.88%, due 7/26/2022 - 1/1/2999, with a value of $102,568.	95,000	95,000

Societe Generale SA, 0.23%, dated 8/31/2021, due 9/1/2021, repurchase price $70,000, collateralized by Asset-Backed Securities, 0.48% - 1.73%, due 9/25/2035 - 11/25/2046, Collateralized Mortgage Obligations, 0.68% - 4.52%, due 7/25/2036 - 4/15/2050, Corporate Notes and Bonds, 0.25% - 9.75%, due 2/22/2022 - 3/1/2031, FNMA Connecticut Avenue Securities, 2.03% - 2.43%, due 1/27/2031 -10/25/2049 and Sovereign Government Securities, 4.00% - 11.88%, due 7/26/2022 - 1/1/2999, with a value of $75,596.	70,000	70,000

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Societe Generale SA, 0.26%, dated 8/31/2021, due 12/1/2021, repurchase price $75,050, collateralized by Asset-Backed Securities, 0.43% - 1.73%, due 9/25/2035 - 11/25/2046, Collateralized Mortgage Obligations, 0.68% - 6.32%, due 7/25/2036 - 5/25/2060, Corporate Notes and Bonds, 1.57% - 9.00%, due 8/15/2022 - 1/1/2999, FNMA Connecticut Avenue Securities, 2.13% - 2.88%, due 2/25/2030 - 11/25/2048 and Sovereign Government Securities, 2.63% - 10.13%, due 1/5/2023 - 1/1/2999, with a value of $81,030.	75,000	75,000

TD Securities (USA) LLC, 0.14%, dated 8/31/2021, due 9/7/2021, repurchase price $100,003, collateralized by Asset-Backed Securities, 2.04% - 2.44%, due 9/15/2026 - 8/15/2031 and Municipal Debt Securities, 2.97% - 7.62%, due 12/1/2034 - 6/15/2043, with a value of $105,780.	100,000	100,000

Wells Fargo Securities LLC, 0.22%, dated 8/31/2021, due 9/2/2021, repurchase price $46,001, collateralized by Sovereign Government Securities, 0.25% - 9.50%, due 10/19/2023 - 5/21/2048, with a value of $48,318.	46,000	46,000

Wells Fargo Securities LLC, 0.32%, dated 8/31/2021, due 9/14/2021, repurchase price $50,006, collateralized by Sovereign Government Securities, 2.50% - 6.15%, due 1/15/2030 - 10/6/2070, with a value of $52,545.	50,000	50,000

Total Repurchase Agreements (Cost $884,000)		884,000

Corporate Notes — 1.1%

Banks — 1.1%

Barclays Bank plc (United Kingdom) (OBFR + 0.10%), 0.17%, 9/1/2021 (b) (c) (Cost $85,000)	85,000	85,000

Short-Term Investments — 86.9%

Certificates of Deposit — 33.2%

Bank of Montreal (Canada) (SOFR + 0.15%), 0.20%, 9/1/2021 (b)	10,000	10,000

(ICE LIBOR USD 3 Month + 0.05%), 0.17%, 9/16/2021 (b)	10,000	10,000

(ICE LIBOR USD 3 Month + 0.05%), 0.19%, 10/7/2021 (b)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/4/2021 (b)	20,000	20,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 11/11/2021 (b)	125,000	125,000

0.23%, 5/11/2022	50,000	50,000

0.21%, 6/22/2022	21,000	21,000

BNP Paribas SA (France) (ICE LIBOR USD 3 Month + 0.03%), 0.17%, 10/7/2021 (b)	18,000	18,000

0.24%, 2/1/2022	50,000	50,000

Canadian Imperial Bank of Commerce (Canada)

(SOFR + 0.15%), 0.20%, 9/1/2021 (b)	25,000	25,000

(SOFR + 0.15%), 0.20%, 9/1/2021 (b)	80,000	80,000

(ICE LIBOR USD 3 Month + 0.05%), 0.20%, 9/30/2021 (b)	64,000	64,000

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/10/2021 (b)	100,000	100,000

Cooperatieve Rabobank UA (Netherlands) (ICE LIBOR USD 3 Month + 0.04%), 0.19%, 9/30/2021 (b)	50,000	50,000

0.22%, 7/5/2022 (d)	50,000	49,906

Credit Industriel et Commercial (France)

(ICE LIBOR USD 3 Month + 0.04%), 0.16%, 9/17/2021 (b)	10,000	10,000

(ICE LIBOR USD 3 Month + 0.05%), 0.19%, 10/5/2021 (b)	25,000	25,000

0.24%, 10/12/2021 (d)	70,000	69,981

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/25/2021 (b)	26,000	26,000

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/28/2021 (b)	23,000	23,000

0.22%, 3/7/2022 (d)	50,000	49,943

Credit Suisse AG (Switzerland) 0.35%, 12/2/2021	30,000	30,000

Erste Group Bank AG (Austria) 0.10%, 9/20/2021	100,000	100,000

ING Bank NV

0.20%, 9/24/2021	15,000	15,000

0.25%, 10/8/2021	30,000	30,000

Korea Development Bank (South Korea) 0.26%, 4/20/2022	10,000	10,000

Landesbank Baden-Wurttemberg (Germany) 0.09%, 9/7/2021	250,000	250,000

Landesbank Hessen-Thueringen Girozentrale (Germany) 0.09%, 9/8/2021	100,000	100,000

Mizuho Bank Ltd. (Japan) 0.16%, 1/7/2022	15,000	15,000

MUFG Bank Ltd. (Japan) 0.15%, 1/14/2022	20,000	20,000

National Australia Bank Ltd. (Australia)

0.23%, 1/24/2022 (d)	25,000	24,977

0.23%, 1/26/2022 (d)	50,000	49,953

0.23%, 1/27/2022 (d)	50,000	49,953

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

Natixis SA (France) (SOFR + 0.13%), 0.18%, 9/1/2021 (b)	50,000	50,000

(SOFR + 0.13%), 0.18%, 9/1/2021 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.03%), 0.16%, 9/1/2021 (b)	25,000	25,000

0.30%, 9/2/2021	50,000	50,000

(ICE LIBOR USD 3 Month + 0.05%), 0.18%, 9/10/2021 (b)	25,000	25,000

0.23%, 10/7/2021	30,000	30,000

(ICE LIBOR USD 3 Month + 0.03%), 0.15%, 11/12/2021 (b)	25,000	25,000

0.21%, 2/11/2022	25,000	25,000

Nordea Bank Abp (Finland) (ICE LIBOR USD 3 Month + 0.00%), 0.13%, 11/1/2021 (b)	29,000	29,000

0.20%, 6/29/2022	25,000	25,000

Skandinaviska Enskilda Banken AB (Sweden) 0.18%, 9/9/2021	25,000	25,000

Standard Chartered Bank (United Kingdom) 0.20%, 10/26/2021	50,000	50,000

Sumitomo Mitsui Banking Corp. (Japan)

(ICE LIBOR USD 3 Month + 0.02%), 0.17%, 9/29/2021 (b)	50,000	50,000

0.12%, 11/4/2021	50,000	50,000

0.11%, 11/16/2021	25,000	25,000

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.18%, 1/13/2022 (d)	100,000	99,933

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/26/2021 (b)	17,000	17,000

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 11/11/2021 (b)	50,000	50,000

0.20%, 6/28/2022	25,000	25,000

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.11%), 0.19%, 9/1/2021 (b)	25,000	25,000

Series 01, (BSBY3M + 0.05%), 0.14%, 9/9/2021 (b)	15,000	15,000

0.26%, 4/21/2022 (d)	25,000	24,958

0.27%, 4/27/2022 (d)	25,000	24,956

Westpac Banking Corp. (Australia) (ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/10/2021 (b)	100,000	100,000

Total Certificates of Deposit (Cost $2,492,560)		2,492,560

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — 29.5%

Albion Capital Corp. SA (Luxembourg) 0.13%, 10/27/2021 (d)	10,000	9,998

Antalis SA (France)

0.23%, 9/3/2021 (c) (d)	31,300	31,300

0.16%, 12/1/2021 (c) (d)	15,000	14,994

Bank of Nova Scotia (The) (Canada)

(SOFR + 0.15%), 0.20%, 9/1/2021 (b) (c)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/28/2021 (b) (c)	50,000	50,000

0.21%, 6/22/2022 (c) (d)	20,000	19,966

Bedford Row Funding Corp.

(US Federal Funds Effective Rate (continuous series) + 0.12%), 0.20%, 9/1/2021 (b) (c)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 10/27/2021 (b) (c)	20,000	20,000

(ICE LIBOR USD 3 Month + 0.05%), 0.18%, 11/22/2021 (b) (c)	25,000	25,000

BNG Bank NV (Netherlands) 0.08%, 9/1/2021 (c) (d)	50,000	50,000

BNP Paribas SA (France)

0.18%, 3/22/2022 (d)	16,000	15,984

0.18%, 4/7/2022 (d)	50,000	49,945

BNZ International Funding Ltd. (New Zealand) 0.19%, 10/15/2021 (d)	50,000	49,988

BPCE SA (France) 0.23%, 12/13/2021 (c) (d)	25,000	24,984

Caisse d’Amortissement de la Dette Sociale (France) 0.16%, 1/27/2022 (c) (d)	35,200	35,178

Cooperatieve Rabobank UA (Netherlands) 0.12%, 10/1/2021 (d)	100,000	99,990

DBS Group Holdings Ltd. (Singapore)

0.19%, 9/20/2021 (c) (d)	31,000	30,997

0.20%, 10/18/2021 (c) (d)	50,000	49,987

Dexia Credit Local SA (France) 0.12%, 10/14/2021 (c) (d)	50,000	49,993

DNB Bank ASA (Norway) 0.09%, 9/2/2021 (c) (d)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.03%), 0.17%, 10/14/2021 (b) (c)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/26/2021 (b) (c)	17,000	17,000

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 10/28/2021 (b) (c)	71,000	71,000

Federation des caisses Desjardins du Quebec (The) (Canada) 0.08%, 9/13/2021 (c) (d)	25,000	24,999

First Abu Dhabi Bank PJSC (United Arab Emirates) 0.18%, 12/2/2021 (c) (d)	68,000	67,969

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

FMS Wertmanagement (Germany) 0.11%, 10/28/2021 (c) (d)	50,000	49,991

ING US Funding LLC (Netherlands)

0.17%, 9/29/2021 (c) (d)	25,000	24,997

0.22%, 10/12/2021 (c) (d)	30,000	29,992

Macquarie Bank Ltd. (Australia)

0.12%, 10/7/2021 (c) (d)	29,200	29,196

0.12%, 10/27/2021 (c) (d)	30,000	29,994

0.12%, 11/15/2021 (c) (d)	50,000	49,988

Mizuho Bank Ltd. (Japan) 0.19%, 11/15/2021 (c) (d)	15,000	14,994

National Australia Bank Ltd. (Australia)

(US Federal Funds Effective Rate (continuous series) + 0.07%), 0.15%, 9/1/2021 (b) (c)	25,000	25,000

(US Federal Funds Effective Rate (continuous series) + 0.14%), 0.22%, 9/1/2021 (b) (c)	25,000	25,000

(ICE LIBOR USD 1 Month + 0.09%), 0.19%, 9/8/2021 (b) (c)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.00%), 0.12%, 11/3/2021 (b) (c)	14,000	14,000

0.23%, 3/31/2022 (c) (d)	30,000	29,960

Nationwide Building Society (United Kingdom) 0.08%, 9/16/2021 (c) (d)	50,000	49,998

Nieuw Amsterdam Receivables Corp. 0.11%, 11/8/2021 (c) (d)	100,000	99,979

NRW Bank (Germany) 0.08%, 11/2/2021 (c) (d)	75,000	74,990

Royal Bank of Canada (Canada)

(ICE LIBOR USD 3 Month + 0.04%), 0.17%, 9/2/2021 (b)	25,000	25,000

0.23%, 5/5/2022 (d)	50,000	49,921

0.21%, 6/22/2022 (d)	20,000	19,966

Skandinaviska Enskilda Banken AB (Sweden) 0.20%, 6/27/2022 (c) (d)	100,000	99,834

Societe Generale SA (France) 0.19%, 10/13/2021 (c) (d)	25,000	24,995

Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 3 Month + 0.00%), 0.13%, 11/1/2021 (b) (c)	11,000	11,000

Toronto-Dominion Bank (The) (Canada)

(ICE LIBOR USD 3 Month + 0.01%), 0.14%, 11/10/2021 (b) (c)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.02%), 0.15%, 11/10/2021 (b) (c)	50,000	50,000

0.20%, 7/8/2022 (c) (d)	25,000	24,957

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

TotalEnergies Capital Canada Ltd. (France) 0.14%, 2/3/2022 (c) (d)	25,000	24,985

Toyota Motor Finance Netherlands BV (Japan) 0.15%, 11/29/2021 (d)	19,000	18,993

UBS AG (Switzerland) (SOFR + 0.17%), 0.22%, 9/1/2021 (b) (c)	25,000	25,000

0.24%, 3/29/2022 (c) (d)	50,000	49,930

0.24%, 3/30/2022 (c) (d)	50,000	49,930

United Overseas Bank Ltd. (Singapore) 0.23%, 5/10/2022 (c) (d)	25,000	24,960

Westpac Banking Corp. (Australia)

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 10/28/2021 (b) (c)	14,000	14,000

0.20%, 7/1/2022 (c) (d)	20,000	19,966

Total Commercial Paper (Cost $2,215,788)		2,215,788

Time Deposits — 24.2%

Agricultural Bank of China Ltd. 0.10%, 9/7/2021	370,000	370,000

Australia & New Zealand Banking Group Ltd. 0.08%, 9/1/2021	205,000	205,000

Credit Agricole Corporate and Investment Bank

0.05%, 9/1/2021	90,956	90,956

0.10%, 9/1/2021	150,000	150,000

0.10%, 9/3/2021	75,000	75,000

Erste Group Bank AG 0.07%, 9/1/2021	100,000	100,000

First Abu Dhabi Bank PJSC 0.06%, 9/1/2021	215,000	215,000

Mizuho Bank, Ltd. 0.08%, 9/1/2021	342,000	342,000

Royal Bank of Canada 0.05%, 9/1/2021	150,000	150,000

Skandinaviska Enskilda Banken AB 0.05%, 9/1/2021	125,000	125,000

Total Time Deposits (Cost $1,822,956)		1,822,956

Total Short-Term Investments (Cost $6,531,304)		6,531,304

Total Investments — 99.8% (Cost $7,500,304) *		7,500,304
Other Assets Less Liabilities — 0.2%		14,796

NET ASSETS — 100.0%		7,515,100

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Abbreviations

BSBY	Bloomberg Short Term Bank Yield Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	The rate shown is the effective yield as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 50.2%

Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $2,650,004 (b)	2,650,000	2,650,000

Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $652,332 (c)	652,331	652,331

Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $86,009 (d)	86,009	86,009

Bank of America NA, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $750,001, collateralized by GNMA, 2.50%, due 7/20/2050, with a value of $765,000.	750,000	750,000

Bank of Montreal, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $515,001, collateralized by FFCB, 3.62%, due 10/24/2030, FHLMC, 1.50% - 4.50%, due 12/1/2021 - 9/1/2051, FNMA, 2.00% - 3.50%, due 8/1/2036 - 11/1/2049 and GNMA, 0.30% - 3.50%, due 2/20/2051 - 3/15/2057, with a value of $525,696.	515,000	515,000

Bank of Montreal, 0.06%, dated 8/31/2021, due 9/7/2021, repurchase price $400,005, collateralized by FHLMC, 1.50% - 6.50%, due 9/15/2031 - 8/1/2051, FNMA, 1.79% - 4.50%, due 10/1/2027 - 9/1/2051 and GNMA, 0.30% - 5.00%, due 4/20/2036 - 7/20/2051, with a value of $408,686.	400,000	400,000

Bank of Montreal, 0.07%, dated 8/31/2021, due 9/7/2021, repurchase price $300,004, collateralized by FHLMC, 2.00%, due 4/1/2051 - 8/1/2051 and GNMA, 0.30%, due 4/20/2051, with a value of $306,446.	300,000	300,000

Bank of Montreal, 0.07%, dated 8/31/2021, due 9/7/2021, repurchase price $600,008, collateralized by FHLMC, 0.40% - 6.50%, due 5/15/2025 - 5/15/2049, FNMA, 1.25% - 6.00%, due 8/25/2024 - 9/1/2051, GNMA, 0.30% - 5.50%, due 5/20/2029 - 1/20/2067 and U.S. Treasury Securities, 0.00%, due 11/23/2021 - 2/15/2046, with a value of $613,447.	600,000	600,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bank of Nova Scotia (The), 0.06%, dated 8/31/2021, due 9/1/2021, repurchase price $500,001, collateralized by FHLMC, 2.00% - 6.00%, due 4/1/2029 - 10/1/2050, FNMA, 3.00% - 6.50%, due 6/1/2025 - 12/1/2050 and U.S. Treasury Securities, 1.00% - 1.25%, due 5/31/2028 - 7/31/2028, with a value of $510,000.	500,000	500,000

BMO Capital Markets Corp., 0.07%, dated 8/31/2021, due 9/7/2021, repurchase price $500,007, collateralized by FFCB, 0.13% - 3.07%, due 7/13/2022 - 11/28/2033, FHLMC, 0.00% - 7.25%, due 5/15/2024 - 7/25/2051, FNMA, 0.50% - 6.50%, due 6/17/2025 - 6/25/2051, GNMA, 0.40% - 6.10%, due 7/15/2035 - 7/20/2071 and U.S. Treasury Securities, 0.00% - 7.13%, due 9/9/2021 - 8/15/2051, with a value of $512,559.	500,000	500,000

BNP Paribas SA, 0.04%, dated 8/31/2021, due 9/1/2021, repurchase price $1,500,002, collateralized by FFCB, 1.95% - 3.65%, due 4/22/2039 - 8/13/2040, FHLMC, 0.00% - 6.50%, due 12/11/2025 - 7/1/2051, FNMA, 0.00% - 6.50%, due 10/5/2022 - 2/1/2057, GNMA, 0.72% - 6.50%, due 3/15/2026 - 5/20/2051 and U.S. Treasury Securities, 0.00% - 6.25%, due 9/15/2021 - 5/15/2049, with a value of $1,530,513.	1,500,000	1,500,000

BNP Paribas SA, 0.06%, dated 8/31/2021, due 9/1/2021, repurchase price $1,000,002, collateralized by FHLMC, 3.00%, due 5/15/2045, FNMA, 2.00% - 6.00%, due 8/1/2033 - 11/1/2050, GNMA, 1.63% - 5.00%, due 5/20/2026 - 6/20/2050 and U.S. Treasury Securities, 0.00% - 3.00%, due 10/21/2021 - 5/15/2049, with a value of $1,020,335.	1,000,000	1,000,000

BNP Paribas SA, 0.05%, dated 8/31/2021, due 9/3/2021, repurchase price $1,750,007, collateralized by FHLMC, 1.89% - 4.50%, due 3/1/2049 - 7/1/2051, FNMA, 2.00% - 5.50%, due 8/1/2032 - 8/1/2051, GNMA, 0.39% - 4.00%, due 11/20/2034 - 8/20/2051 and U.S. Treasury Securities, 0.00% - 6.25%, due 10/15/2021 - 11/15/2049, with a value of $1,785,200.	1,750,000	1,750,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

BNP Paribas SA, 0.05%, dated 8/31/2021, due 9/7/2021, repurchase price $1,500,015, collateralized by FHLMC, 2.50% - 4.50%, due 3/1/2041 - 8/1/2051, FNMA, 1.61% - 5.50%, due 1/1/2027 - 4/1/2051, GNMA, 2.00% - 4.00%, due 10/20/2035 - 6/20/2050 and U.S. Treasury Securities, 0.00% - 3.88%, due 11/30/2021 - 2/15/2051, with a value of $1,530,474.	1,500,000	1,500,000

BNP Paribas SA, 0.06%, dated 8/31/2021, due 9/7/2021, repurchase price $1,000,012, collateralized by FFCB, 2.99% - 3.46%, due 7/18/2034 - 3/9/2038, FHLB, 3.75% - 5.37%, due 9/9/2024 - 2/14/2034, FHLMC, 0.00% - 5.50%, due 11/15/2025 - 3/1/2051, FNMA, 0.00% - 8.00%, due 2/1/2023 - 5/1/2051, GNMA, 0.72% - 7.00%, due 7/15/2024 - 8/20/2051 and U.S. Treasury Securities, 0.00% - 3.00%, due 9/23/2021 - 5/15/2049, with a value of $1,021,172.	1,000,000	1,000,000

BNP Paribas SA, 0.06%, dated 8/31/2021, due 9/7/2021, repurchase price $1,000,012, collateralized by FFCB, 1.95% - 4.16%, due 10/25/2033 - 8/13/2040, FHLMC, 0.00% - 8.00%, due 3/1/2027 - 8/1/2051, FNMA, 0.00% - 8.00%, due 5/15/2022 - 7/25/2051, GNMA, 1.50% - 5.00%, due 7/20/2024 - 11/20/2067 and U.S. Treasury Securities, 0.00% - 6.25%, due 9/28/2021 - 5/15/2049, with a value of $1,020,605.	1,000,000	1,000,000

BNP Paribas SA, 0.06%, dated 8/31/2021, due 9/7/2021, repurchase price $1,500,018, collateralized by FHLMC, 1.84% - 3.50%, due 9/1/2041 - 8/1/2051, FNMA, 1.50% - 6.00%, due 4/1/2035 - 7/1/2051, GNMA, 1.63% - 4.00%, due 8/20/2041 - 6/20/2049 and U.S. Treasury Securities, 0.00% - 6.25%, due 1/31/2022 - 2/15/2051, with a value of $1,530,469.	1,500,000	1,500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 0.06%, dated 8/31/2021, due 9/7/2021, repurchase price $3,000,035, collateralized by FFCB, 1.95% - 3.46%, due 7/18/2034 - 8/13/2040, FHLB, 3.75% - 4.20%, due 12/24/2030 - 1/24/2039, FHLMC, 0.00% - 5.50%, due 11/15/2025 - 8/1/2051, FNMA, 0.00% - 6.50%, due 9/1/2022 - 3/1/2052, GNMA, 0.54% - 5.00%, due 10/15/2026 - 8/20/2051 and U.S. Treasury Securities, 0.00% - 6.25%, due 9/15/2021 - 8/15/2051, with a value of $3,060,675.	3,000,000	3,000,000

BNP Paribas SA, 0.07%, dated 8/31/2021, due 9/7/2021, repurchase price $2,000,027, collateralized by FHLMC, 0.00% - 5.50%, due 11/15/2025 - 6/1/2051, FNMA, 2.00% - 5.50%, due 3/1/2033 - 3/1/2052, GNMA, 0.39% - 5.00%, due 11/20/2034 - 5/20/2051 and U.S. Treasury Securities, 0.00% - 6.88%, due 10/7/2021 - 2/15/2050, with a value of $2,040,829.	2,000,000	2,000,000

BNP Paribas SA, 0.07%, dated 8/31/2021, due 9/7/2021, repurchase price $2,750,037, collateralized by FFCB, 2.83% - 3.65%, due 12/19/2036 - 4/22/2039, FHLB, 3.38%, due 3/12/2038, FHLMC, 0.00% - 7.00%, due 11/15/2025 - 9/1/2050, FNMA, 0.00% - 6.50%, due 6/1/2023 - 8/1/2051, GNMA, 0.80% - 6.50%, due 5/20/2033 - 3/20/2051 and U.S. Treasury Securities, 0.00% - 7.50%, due 9/15/2021 - 11/15/2050, with a value of $2,806,148.	2,750,000	2,750,000

BNP Paribas SA, 0.13%, dated 8/31/2021, due 11/18/2021, repurchase price $1,300,371, collateralized by FHLMC, 2.50%, due 12/1/2050, FNMA, 1.50% - 5.00%, due 12/1/2032 - 1/1/2051, GNMA, 1.63% - 4.50%, due 6/20/2041 - 9/20/2049 and U.S. Treasury Securities, 0.00% - 6.38%, due 9/16/2021 - 5/15/2048, with a value of $1,327,744.	1,300,000	1,300,000

Canadian Imperial Bank of Commerce, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $295,000, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 10/31/2022 - 11/15/2049, with a value of $300,901.	295,000	295,000

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Canadian Imperial Bank of Commerce, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $400,001, collateralized by FHLMC, 2.07% - 4.50%, due 10/1/2038 - 1/1/2050, FNMA, 2.00% - 5.50%, due 10/1/2027 - 6/1/2051 and GNMA, 2.50% - 4.70%, due 12/20/2050 - 3/20/2065, with a value of $408,001.	400,000	400,000

Canadian Imperial Bank of Commerce, 0.05%, dated 8/31/2021, due 9/7/2021, repurchase price $500,005, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 10/31/2022 - 8/15/2050, with a value of $510,023.	500,000	500,000

Citigroup Global Markets Holdings, Inc., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $250,000, collateralized by U.S. Treasury Securities, 0.38% - 6.00%, due 11/15/2025 - 2/28/2026, with a value of $255,000.	250,000	250,000

Daiwa Capital Markets America, Inc., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $3,000,004, collateralized by FFCB, 0.10%, due 11/23/2022, FHLMC, 1.00% - 5.50%, due 7/1/2024 - 8/1/2051, FNMA, 1.74% - 6.50%, due 3/1/2022 - 8/1/2051, GNMA, 1.50% - 5.60%, due 10/15/2032 - 8/20/2051 and U.S. Treasury Securities, 0.00% - 7.63%, due 9/16/2021 - 8/15/2051, with a value of $3,060,004.	3,000,000	3,000,000

Deutsche Bank Securities, Inc., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $250,000, collateralized by U.S. Treasury Securities, 1.13%, due 8/31/2028, with a value of $255,000.	250,000	250,000

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $3,000,004, collateralized by U.S. Treasury Securities, 0.25% - 3.13%, due 5/15/2024 - 5/15/2046, with a value of $3,000,004.	3,000,000	3,000,000

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 2.25% - 2.50%, due 8/15/2027 - 5/15/2046, with a value of $9,500,013.	9,500,000	9,500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 2.25% - 2.50%, due 2/15/2027 - 5/15/2046, with a value of $9,500,013.	9,500,000	9,500,000

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 0.13% - 3.63%, due 12/31/2022 - 5/15/2046, with a value of $9,500,013.	9,500,000	9,500,000

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 0.25% - 2.75%, due 8/15/2022 - 5/15/2029, with a value of $9,500,013.	9,500,000	9,500,000

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 2.00% - 2.50%, due 11/15/2026 - 5/15/2046, with a value of $9,500,013.	9,500,000	9,500,000

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $9,500,013, collateralized by U.S. Treasury Securities, 2.00% - 2.50%, due 11/15/2026 - 5/15/2046, with a value of $9,500,013.	9,500,000	9,500,000

Fixed Income Clearing Corp., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $2,000,003, collateralized by U.S. Treasury Securities, 0.38% - 2.25%, due 4/15/2024 - 5/15/2041, with a value of $2,040,000.	2,000,000	2,000,000

Fixed Income Clearing Corp., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $5,000,007, collateralized by U.S. Treasury Securities, 0.13% - 0.38%, due 1/15/2023 - 1/15/2030, with a value of $5,100,000.	5,000,000	5,000,000

Goldman Sachs & Co. LLC, 0.06%, dated 8/31/2021, due 9/2/2021, repurchase price $4,000,012, collateralized by FHLMC, 1.50% - 6.00%, due 11/15/2028 - 8/25/2051, FNMA, 0.48% - 6.50%, due 11/25/2028 - 8/25/2051 and GNMA, 1.55% - 8.50%, due 12/15/2021 - 6/15/2061, with a value of $4,080,000.	4,000,000	4,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

ING Financial Markets LLC, 0.07%, dated 8/31/2021, due 9/20/2021, repurchase price $600,023, collateralized by FHLMC, 1.50% - 7.00%, due 9/1/2029 - 5/1/2051 and FNMA, 1.50% - 5.00%, due 8/1/2028 - 1/1/2057, with a value of $612,113.	600,000	600,000

ING Financial Markets LLC, 0.06%, dated 8/31/2021, due 9/27/2021, repurchase price $500,023, collateralized by FNMA, 1.50% - 4.50%, due 8/1/2034 - 1/1/2057, with a value of $510,027.	500,000	500,000

ING Financial Markets LLC, 0.07%, dated 8/31/2021, due 10/19/2021, repurchase price $300,029, collateralized by FHLMC, 1.99% - 5.50%, due 11/1/2029 - 5/1/2051 and FNMA, 1.50% - 5.50%, due 8/1/2028 - 9/1/2057, with a value of $306,057.	300,000	300,000

ING Financial Markets LLC, 0.07%, dated 8/31/2021, due 10/19/2021, repurchase price $350,033, collateralized by FHLMC, 1.50% - 7.50%, due 9/1/2029 - 5/1/2051 and FNMA, 1.50% - 4.50%, due 6/1/2042 - 5/1/2058, with a value of $357,066.	350,000	350,000

Metropolitan Life Insurance Co., 0.06%, dated 8/31/2021, due 9/1/2021, repurchase price $1,000,002, collateralized by U.S. Treasury Securities, 0.00%, due 8/15/2027 - 11/15/2050, with a value of $1,020,002.	1,000,000	1,000,000

Mitsubishi UFJ Trust & Banking Corp., 0.06%, dated 8/31/2021, due 9/7/2021, repurchase price $1,400,016, collateralized by GNMA, 2.00% - 5.00%, due 8/15/2038 - 5/20/2051, with a value of $1,425,038.	1,400,000	1,400,000

Natixis SA, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $600,001, collateralized by FHLMC, 2.00% - 3.00%, due 10/1/2049 - 3/1/2051, FNMA, 0.00% - 5.50%, due 5/25/2041 - 9/25/2051, GNMA, 2.50% - 3.00%, due 6/20/2051 and U.S. Treasury Securities, 0.00% - 3.88%, due 10/7/2021 - 2/15/2051, with a value of $612,433.	600,000	600,000

Natixis SA, 0.07%, dated 8/31/2021, due 9/7/2021, repurchase price $500,007, collateralized by U.S. Treasury Securities, 0.00% - 7.63%, due 9/9/2021 - 2/15/2051, with a value of $510,183.	500,000	500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nomura Securities Co. Ltd., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $1,300,002, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 10/31/2021 - 8/15/2047, with a value of $1,326,002.	1,300,000	1,300,000

Nomura Securities Co. Ltd., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $4,500,006, collateralized by FFCB, 0.14% - 1.85%, due 4/8/2022 - 8/5/2022, FHLB, 0.13% - 5.50%, due 10/21/2022 - 11/2/2040, FHLMC, 0.00% - 6.75%, due 7/25/2022 - 4/1/2051, FNMA, 0.50% - 7.25%, due 1/19/2023 - 3/1/2056, GNMA, 2.50% - 4.50%, due 11/15/2041 - 8/20/2051, Tennessee Valley Authority, 4.25% - 7.13%, due 5/1/2030 - 9/15/2065 and U.S. Treasury Securities, 0.00% - 6.88%, due 9/9/2021 - 8/15/2051, with a value of $4,590,007.	4,500,000	4,500,000

Norinchukin Bank (The), 0.06%, dated 8/31/2021, due 9/13/2021, repurchase price $300,007, collateralized by U.S. Treasury Securities, 0.63% - 6.75%, due 6/30/2025 - 8/15/2030, with a value of $305,782.	300,000	300,000

Norinchukin Bank (The), 0.06%, dated 8/31/2021, due 9/14/2021, repurchase price $700,016, collateralized by U.S. Treasury Securities, 0.63% - 6.75%, due 6/30/2025 - 8/15/2030, with a value of $713,492.	700,000	700,000

Norinchukin Bank (The), 0.06%, dated 8/31/2021, due 9/17/2021, repurchase price $500,014, collateralized by U.S. Treasury Securities, 0.63% - 6.75%, due 6/30/2025 - 8/15/2030, with a value of $509,637.	500,000	500,000

Norinchukin Bank (The), 0.06%, dated 8/31/2021, due 10/15/2021, repurchase price $500,038, collateralized by U.S. Treasury Securities, 0.63% - 6.75%, due 6/30/2025 - 8/15/2030, with a value of $509,637.	500,000	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

RBC Capital Markets LLC, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $2,200,003, collateralized by FFCB, 1.20%, due 3/1/2029, FHLB, 1.65%, due 7/30/2035, FHLMC, 0.28% - 8.50%, due 11/15/2021 - 1/25/2046, FNMA, 1.92% - 8.50%, due 9/25/2021 - 1/25/2051, GNMA, 0.62% - 7.50%, due 8/20/2022 - 8/20/2065 and U.S. Treasury Securities, 0.00% - 7.63%, due 9/15/2021 - 8/15/2051, with a value of $2,263,017.	2,200,000	2,200,000

Royal Bank of Canada, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $2,450,003, collateralized by FHLMC, 2.00% - 6.50%, due 12/15/2023 - 6/25/2051 and U.S. Treasury Securities, 0.13% - 4.63%, due 1/15/2022 - 5/15/2048, with a value of $2,499,013.	2,450,000	2,450,000

Royal Bank of Canada, 0.06%, dated 8/31/2021, due 9/7/2021, repurchase price $800,009, collateralized by FNMA, 5.00%, due 10/25/2041, GNMA, 1.00%, due 7/20/2051 and U.S. Treasury Securities, 0.13% - 6.00%, due 10/15/2022 - 11/15/2044, with a value of $816,157.	800,000	800,000

Societe Generale SA, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $500,001, collateralized by FHLMC, 2.00% - 4.50%, due 1/1/2042 - 7/1/2051, FNMA, 0.78% - 4.00%, due 5/25/2023 - 8/1/2051, GNMA, 0.23% - 4.50%, due 12/16/2027 - 6/20/2051 and U.S. Treasury Securities, 0.00% - 3.63%, due 9/9/2021 - 8/15/2049, with a value of $510,076.	500,000	500,000

Societe Generale SA, 0.05%, dated 8/31/2021, due 9/13/2021, repurchase price $500,009, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 9/9/2021 - 11/15/2050, with a value of $510,000.	500,000	500,000

Sumitomo Mitsui Banking Corp., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $400,001, collateralized by U.S. Treasury Securities, 0.75% - 3.00%, due 12/31/2024 - 11/15/2045, with a value of $408,001.	400,000	400,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Sumitomo Mitsui Banking Corp., 0.06%, dated 8/31/2021, due 9/1/2021, repurchase price $3,000,005, collateralized by GNMA, 2.00% - 5.00%, due 7/20/2040 - 5/20/2051, with a value of $3,060,005.	3,000,000	3,000,000

Total Repurchase Agreements (Cost $123,848,340)		123,848,340

U.S. Government Agency Securities - 10.8%

Federal Farm Credit System

DN, 0.01%, 9/1/2021 (e)	3,961	3,961

(Federal Reserve Bank Prime Loan Rate US - 3.19%), 0.06%, 9/1/2021 (f)	250,000	250,000

(SOFR + 0.01%), 0.06%, 9/1/2021 (f)	485,000	485,000

(SOFR + 0.08%), 0.13%, 9/1/2021 (f)	200,000	200,000

(US Treasury 3 Month Bill Money Market Yield + 0.09%), 0.14%, 9/1/2021 (f)	200,000	199,989

(SOFR + 0.09%), 0.14%, 9/1/2021 (f)	275,000	275,000

(US Federal Funds Effective Rate (continuous series) + 0.06%), 0.14%, 9/1/2021 (f)	475,000	475,000

(Federal Reserve Bank Prime Loan Rate US - 3.08%), 0.17%, 9/1/2021 (f)	250,000	250,000

(SOFR + 0.35%), 0.40%, 9/1/2021 (f)	1,500,000	1,500,000

DN, 0.07%, 9/8/2021 (e)	35,000	34,999

DN, 0.13%, 9/9/2021 (e)	25,000	24,999

DN, 0.13%, 9/14/2021 (e)	199,000	198,991

DN, 0.13%, 9/28/2021 (e)	35,000	34,997

DN, 0.12%, 10/13/2021 (e)	30,000	29,996

DN, 0.13%, 10/21/2021 (e)	75,000	74,986

DN, 0.08%, 12/23/2021 (e)	154,000	153,961

DN, 0.09%, 1/27/2022 (e)	20,000	19,993

DN, 0.07%, 3/21/2022 (e)	35,000	34,986

FHLB

DN, 4.00%, 9/1/2021 (e)	5,000	5,000

(SOFR + 0.01%), 0.06%, 9/1/2021 (f)	1,500,000	1,500,000

(SOFR + 0.01%), 0.06%, 9/1/2021 (f)	60,000	60,000

(SOFR + 0.01%), 0.06%, 9/1/2021 (f)	490,000	490,000

(SOFR + 0.01%), 0.06%, 9/1/2021 (f)	480,000	480,000

(SOFR + 0.01%), 0.06%, 9/1/2021 (f)	1,499,200	1,499,200

(SOFR + 0.01%), 0.06%, 9/1/2021 (f)	2,614,250	2,614,250

0.13%, 9/1/2021	34,850	34,850

(SOFR + 0.08%), 0.13%, 9/1/2021 (f)	1,135,000	1,135,000

(SOFR + 0.20%), 0.25%, 9/1/2021 (f)	250,000	250,000

0.13%, 9/10/2021	141,370	141,369

DN, 0.05%, 9/17/2021 (e)	1,751,000	1,750,963

0.14%, 9/28/2021	300,000	299,997

0.04%, 9/29/2021	100,000	99,999

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Government Agency Securities — continued

0.04%, 9/29/2021	37,500	37,500

0.13%, 10/13/2021	100,000	99,998

0.06%, 10/15/2021	475,000	474,996

0.11%, 12/2/2021	500,000	499,989

FNMA (SOFR + 0.17%), 0.22%, 9/1/2021 (f)	249,750	249,750

(SOFR + 0.20%), 0.25%, 9/1/2021 (f)	1,950,000	1,950,000

(SOFR + 0.23%), 0.28%, 9/1/2021 (f)	840,000	840,000

(SOFR + 0.24%), 0.29%, 9/1/2021 (f)	1,000,000	1,000,000

(SOFR + 0.32%), 0.37%, 9/1/2021 (f)	2,450,000	2,450,000

(SOFR + 0.35%), 0.40%, 9/1/2021 (f)	2,500,000	2,500,000

(SOFR + 0.35%), 0.40%, 9/1/2021 (f)	750,000	750,000

FNMA ACES (SOFR + 0.20%), 0.25%, 9/1/2021 (f)	1,200,000	1,200,000

Total U.S. Government Agency Securities (Cost $26,659,719)		26,659,719

U.S. Treasury Obligations — 8.5%

U.S. Treasury Floating Rate Notes (US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.10%, 9/1/2021 (f)	250,000	249,989

U.S. Treasury Notes

1.25%, 10/31/2021	50,000	50,098

2.88%, 11/15/2021	1,000,000	1,005,762

1.38%, 1/31/2022	130,000	130,694

1.50%, 1/31/2022	1,083,000	1,089,342

1.88%, 1/31/2022	1,006,000	1,013,461

1.13%, 2/28/2022	2,137,000	2,147,869

1.75%, 2/28/2022	1,573,000	1,585,874

1.88%, 2/28/2022	500,000	504,394

2.38%, 3/15/2022	100,000	101,214

0.38%, 3/31/2022	100,000	100,157

1.75%, 3/31/2022	825,000	832,979

1.88%, 3/31/2022	1,329,250	1,342,870

2.25%, 4/15/2022	430,000	435,813

0.13%, 4/30/2022	1,903,210	1,903,858

1.75%, 4/30/2022	650,450	657,618

1.88%, 4/30/2022	2,625,000	2,656,337

1.75%, 5/15/2022	1,517,000	1,534,863

2.13%, 5/15/2022	1,500,000	1,521,605

0.13%, 5/31/2022	700,000	700,282

1.88%, 5/31/2022	735,000	744,877

1.75%, 6/15/2022	250,000	253,294

0.13%, 6/30/2022	300,000	300,084

2.13%, 6/30/2022	200,000	203,364

Total U.S. Treasury Obligations (Cost $21,066,698)		21,066,698

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 30.3%

U.S. Treasury Obligations — 30.3%

U.S. Treasury Bills

1.50%, 9/2/2021 (e)	2,550,000	2,549,997

4.30%, 9/7/2021 (e)	7,750,000	7,749,968

4.00%, 9/9/2021 (e)	1,196,400	1,196,383

0.04%, 9/23/2021 (e)	5,100,000	5,099,861

0.05%, 9/30/2021 (e)	5,000,000	4,999,797

0.05%, 10/5/2021 (e)	1,000,000	999,953

0.05%, 10/28/2021 (e)	5,148,000	5,147,593

0.05%, 11/2/2021 (e)	5,500,000	5,499,526

0.05%, 11/4/2021 (e)	77,000	76,993

0.05%, 11/12/2021 (e)	1,500,000	1,499,850

0.05%, 11/16/2021 (e)	8,250,000	8,249,129

0.05%, 11/23/2021 (e)	2,800,000	2,799,677

3.90%, 11/26/2021 (e)	4,733,500	4,732,881

0.05%, 11/30/2021 (e)	500,000	499,938

0.60%, 12/2/2021 (e)	3,574,800	3,574,393

0.05%, 12/14/2021 (e)	4,377,400	4,376,824

0.05%, 12/21/2021 (e)	5,404,680	5,403,928

0.05%, 1/27/2022 (e)	4,250,000	4,249,126

0.05%, 2/3/2022 (e)	1,000,000	999,778

0.07%, 2/24/2022 (e)	3,498,500	3,497,251

5.30%, 3/3/2022 (e)	300,000	299,920

0.07%, 3/24/2022 (e)	1,350,000	1,349,465

Total U.S. Treasury Obligations (Cost $74,852,231)		74,852,231

Total Short-Term Investments (Cost $74,852,231)		74,852,231

Total Investments — 99.8% (Cost $246,426,988) *		246,426,988
Other Assets Less Liabilities — 0.2%		505,469

NET ASSETS — 100.0%		246,932,457

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
DN	Discount Notes
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

(b)	Agency Joint Trading Account I — At August 31, 2021, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of September 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$2,650,000	$2,650,004	$2,703,069

Repurchase Agreements — At August 31, 2021, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	0.05%	$900,000
Credit Agricole Corporate and Investment Bank	0.05%	1,000,000
TD Securities (USA) LLC	0.05%	750,000

Total		$2,650,000

At August 31, 2021, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	3.08%	6/21/2035
FHLMC	0.00% - 4.00%	7/15/2032 - 2/1/2046
FNMA	1.50% - 4.50%	6/1/2036 - 5/1/2051
GNMA	1.50% - 6.00%	2/20/2030 - 6/20/2051
U.S. Treasury Securities	0.00% - 7.63%	9/7/2021 - 11/15/2048

(c) Agency Joint Trading Account II — At August 31, 2021, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of September 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$652,331	$652,332	$665,401

Repurchase Agreements — At August 31, 2021, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
Bofa Securities, Inc.	0.05%	$480,188
Citibank NA	0.06%	81,541
Citigroup Global Markets Holdings, Inc.	0.06%	90,602

Total		$652,331

At August 31, 2021, 2021, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	2.50% - 5.50%	2/1/2026 - 1/1/2050
FNMA	2.00% - 6.10%	11/1/2022 - 9/1/2051
GNMA	2.35% - 3.00%	11/15/2042 - 3/15/2048
U.S. Treasury Securities	0.00% - 3.13%	2/15/2027 - 5/15/2051

(d) Agency Joint Trading Account III - At August 31, 2021, certain Funds had undivided interests in the Agency Joint Trading Account III with a maturity date of September 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$86,009	$86,009	$87,747

Repurchase Agreements — At August 31, 2021, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	0.05%	$86,009

At August 31, 2021, 2021, the Agency Joint Trading Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	0.00% - 7.00%	6/1/2023 – 7/1/2051
FNMA	1.50% - 6.50%	9/1/2022 - 3/1/2052

(e)	The rate shown is the effective yield as of August 31, 2021.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 49.7%

Bofa Securities, Inc., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $922,286, collateralized by U.S. Treasury Securities, 1.38% - 3.63%, due 8/15/2041 - 5/15/2051, with a value of $940,731.	922,285	922,285

Federal Reserve Bank of New York, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $5,200,007, collateralized by U.S. Treasury Securities, 0.13% - 2.50%, due 4/30/2023 - 5/15/2046, with a value of $5,200,007.	5,200,000	5,200,000

J.P. Morgan Securities LLC, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $250,000, collateralized by U.S. Treasury Securities, 0.13% - 6.25%, due 8/15/2023, with a value of $255,000.	250,000	250,000

Natwest Markets Securities, Inc., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $250,000, collateralized by U.S. Treasury Securities, 0.75% - 1.63%, due 8/31/2026 - 5/15/2031, with a value of $255,000.	250,000	250,000

Nomura Securities Co. Ltd., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $800,001, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 10/5/2021 - 2/15/2051, with a value of $816,001.	800,000	800,000

Norinchukin Bank (The), 0.06%, dated 8/31/2021, due 9/10/2021, repurchase price $250,004, collateralized by U.S. Treasury Securities, 1.50% - 6.75%, due 6/30/2025 - 4/15/2028, with a value of $253,596.	250,000	250,000

Norinchukin Bank (The), 0.06%, dated 8/31/2021, due 9/13/2021, repurchase price $200,004, collateralized by U.S. Treasury Securities, 1.50% - 6.75%, due 6/30/2025 - 4/15/2028, with a value of $202,877.	200,000	200,000

Norinchukin Bank (The), 0.07%, dated 8/31/2021, due 10/26/2021, repurchase price $250,027, collateralized by U.S. Treasury Securities, 1.50% - 6.75%, due 6/30/2025 - 4/15/2028, with a value of $253,596.	250,000	250,000

Societe Generale SA, 0.05%, dated 8/31/2021, due 9/3/2021, repurchase price $1,500,006, collateralized by U.S. Treasury Securities, 0.00% - 6.75%, due 9/7/2021 - 8/15/2050, with a value of $1,530,000.	1,500,000	1,500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Sumitomo Mitsui Banking Corp., 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $2,100,003, collateralized by U.S. Treasury Securities, 0.38% - 4.50%, due 11/30/2021 - 5/15/2038, with a value of $2,142,003.	2,100,000	2,100,000

Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.05%, dated 8/31/2021, due 9/1/2021, repurchase price $700,001(b)	700,000	700,000

Total Repurchase Agreements (Cost $12,422,285)		12,422,285

U.S. Treasury Obligations — 16.7%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.10%, 9/1/2021 (c)	800,000	799,960

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.10%, 9/1/2021 (c)	350,000	350,001

(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.16%, 9/1/2021 (c)	328,000	328,189

(US Treasury 3 Month Bill Money Market Yield + 0.15%), 0.20%, 9/1/2021 (c)	500,000	500,030

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.35%, 9/1/2021 (c)	300,000	300,026

U.S. Treasury Notes

1.75%, 11/30/2021	115,442	115,924

1.88%, 11/30/2021	26,866	26,986

1.50%, 1/31/2022	100,000	100,586

1.88%, 1/31/2022	20,000	20,148

2.50%, 2/15/2022	80,000	80,880

1.13%, 2/28/2022	219,675	220,792

1.75%, 2/28/2022	177,250	178,694

1.88%, 2/28/2022	168,500	169,979

1.75%, 3/31/2022	113,000	114,076

1.88%, 3/31/2022	58,600	59,200

1.88%, 4/30/2022	500,000	505,974

2.13%, 5/15/2022	300,000	304,320

Total U.S. Treasury Obligations (Cost $4,175,765)		4,175,765

Short-Term Investments — 30.4%

U.S. Treasury Obligations — 30.4%

U.S. Treasury Bills

4.30%, 9/7/2021 (d)	3,038,400	3,038,383

0.05%, 9/30/2021 (d)	478,750	478,731

0.05%, 10/28/2021 (d)	500,000	499,960

0.05%, 11/4/2021 (d)	18,000	17,998

0.05%, 11/9/2021 (d)	250,000	249,976

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

U.S. Treasury Obligations — continued

0.07%, 11/18/2021 (d)	125,000	124,981

0.05%, 11/30/2021 (d)	500,000	499,938

0.04%, 12/9/2021 (d)	700,000	699,926

0.04%, 12/16/2021 (d)	199,000	198,977

0.05%, 1/27/2022 (d)	700,000	699,856

0.05%, 2/3/2022 (d)	500,000	499,892

0.07%, 2/24/2022 (d)	340,000	339,884

0.07%, 3/24/2022 (d)	250,000	249,901

Total U.S. Treasury Obligations (Cost $7,598,403)		7,598,403

Total Short-Term Investments (Cost $7,598,403)		7,598,403

Total Investments — 96.8% (Cost $24,196,453) *		24,196,453
Other Assets Less Liabilities — 3.2%		803,743

NET ASSETS — 100.0%		25,000,196

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Treasury Joint Trading Account I — At August 31, 2021, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of September 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Treasury Plus Money Market Fund	$700,000	$700,001	$714,001

Repurchase Agreements — At August 31, 2021, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Treasury Plus Money Market Fund
BNP Paribas SA	0.05%	$600,000
Citibank NA	0.05%	100,000

Total		$700,000

At August 31, 2021, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 8.00%	9/2/2021 - 5/15/2051

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(d)	The rate shown is the effective yield as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 43.5%

Federal Farm Credit System (SOFR + 0.08%), 0.12%, 9/1/2021 (b)	20,000	20,000

(SOFR + 0.08%), 0.13%, 9/1/2021 (b)	12,000	12,000

(SOFR + 0.09%), 0.14%, 9/1/2021 (b)	20,000	20,000

(SOFR + 0.32%), 0.37%, 9/1/2021 (b)	25,000	25,000

DN, 0.03%, 9/2/2021 (c)	15,000	15,000

DN, 0.04%, 9/22/2021 (c)	10,000	10,000

(ICE LIBOR USD 3 Month - 0.12%), 0.01%, 10/27/2021 (b)	25,000	25,000

DN, 0.07%, 3/21/2022 (c)	25,000	24,990

FHLB

DN, 0.04%, 9/1/2021 (c)	80,000	80,000

(SOFR + 0.01%), 0.06%, 9/1/2021 (b)	50,000	50,000

(SOFR + 0.08%), 0.12%, 9/1/2021 (b)	25,000	25,000

DN, 0.03%, 9/2/2021 (c)	33,300	33,300

DN, 0.03%, 9/3/2021 (c)	225,000	225,000

DN, 0.04%, 9/8/2021 (c)	237,900	237,898

DN, 0.03%, 9/10/2021 (c)	138,220	138,219

DN, 0.03%, 9/15/2021 (c)	55,000	54,999

Total U.S. Government Agency Securities (Cost $996,406)		996,406

U.S. Treasury Obligations — 12.1%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.10%, 9/1/2021 (b)	25,000	24,998

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.35%, 9/1/2021 (b)	50,000	50,020

U.S. Treasury Notes

2.50%, 1/15/2022	100,000	100,904

1.38%, 1/31/2022	25,000	25,134

1.13%, 2/28/2022	25,000	25,133

0.13%, 5/31/2022	25,000	25,010

1.75%, 6/15/2022	25,000	25,330

Total U.S. Treasury Obligations (Cost $276,529)		276,529

Short-Term Investments — 41.3%

U.S. Treasury Obligations — 41.3%

U.S. Treasury Bills

0.02%, 9/2/2021 (c)	19,000	19,000

4.30%, 9/7/2021 (c)	30,000	30,000

3.30%, 9/14/2021 (c)	100,000	99,999

3.10%, 9/16/2021 (c)	5,840	5,840

0.04%, 9/21/2021 (c)	175,000	174,996

0.05%, 9/28/2021 (c)	66,700	66,698

0.05%, 9/30/2021 (c)	50,000	49,998

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued

0.05%, 10/7/2021 (c)	100,000	99,995

0.05%, 10/21/2021 (c)	50,000	49,997

0.05%, 11/2/2021 (c)	50,000	49,996

0.05%, 11/9/2021 (c)	100,000	99,990

0.05%, 11/23/2021 (c)	100,000	99,988

4.80%, 11/30/2021 (c)	100,000	99,990

Total U.S. Treasury Obligations (Cost $946,487)		946,487

Total Short-Term Investments (Cost $946,487)		946,487

Total Investments — 96.9% (Cost $2,219,422) *		2,219,422
Other Assets Less Liabilities — 3.1%		72,139

NET ASSETS — 100.0%		2,291,561

Percentages indicated are based on net assets.

Abbreviations

DN	Discount Notes
FHLB	Federal Home Loan Bank
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	The rate shown is the effective yield as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 10.1%

U.S. Treasury Bonds 8.00%, 11/15/2021	34,709	35,271

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.03%), 0.07%, 9/1/2021 (b)	100,000	99,998

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.10%, 9/1/2021 (b)	1,856,190	1,856,063

(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.16%, 9/1/2021 (b)	150,000	149,974

(US Treasury 3 Month Bill Money Market Yield + 0.15%), 0.20%, 9/1/2021 (b)	2,629,000	2,629,140

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.35%, 9/1/2021 (b)	1,813,000	1,813,446

U.S. Treasury Notes

1.50%, 9/30/2021	700,000	700,805

2.13%, 12/31/2021	270,000	271,841

1.38%, 1/31/2022	275,000	276,471

2.00%, 2/15/2022	200,000	201,745

1.13%, 2/28/2022	150,000	150,760

1.75%, 2/28/2022	698,550	704,391

2.38%, 3/15/2022	100,000	101,220

0.13%, 5/31/2022	125,000	125,050

1.75%, 5/31/2022	175,000	177,189

1.88%, 5/31/2022	200,000	202,688

1.75%, 6/15/2022	125,000	126,650

Total U.S. Treasury Obligations (Cost $9,622,702)		9,622,702

Short-Term Investments — 92.4%

U.S. Treasury Obligations — 92.4%

U.S. Treasury Bills

0.02%, 9/2/2021 (c)	2,820,000	2,819,999

0.04%, 9/7/2021 (c)	6,090,000	6,089,956

0.04%, 9/9/2021 (c)	3,657,980	3,657,948

0.03%, 9/14/2021 (c)	5,000,000	4,999,940

0.03%, 9/16/2021 (c)	2,894,000	2,893,963

0.04%, 9/21/2021 (c)	4,640,460	4,640,360

0.04%, 9/23/2021 (c)	2,850,000	2,849,926

0.04%, 9/28/2021 (c)	5,500,000	5,499,828

0.05%, 9/30/2021 (c)	2,000,000	1,999,917

0.05%, 10/5/2021 (c)	3,000,000	2,999,867

0.04%, 10/7/2021 (c)	3,500,000	3,499,844

0.04%, 10/12/2021 (c)	4,250,000	4,249,800

0.04%, 10/14/2021 (c)	4,350,000	4,349,766

0.05%, 10/15/2021 (c)	3,250,000	3,249,786

0.05%, 10/19/2021 (c)	2,800,000	2,799,807

0.05%, 10/28/2021 (c)	1,000,000	999,925

0.06%, 11/1/2021 (c)	3,000,000	2,999,708

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued

0.05%, 11/2/2021 (c)	1,825,000	1,824,843

0.05%, 11/9/2021 (c)	600,000	599,945

0.05%, 11/12/2021 (c)	1,650,000	1,649,835

0.05%, 11/23/2021 (c)	860,000	859,903

0.04%, 11/26/2021 (c)	2,492,300	2,492,016

0.05%, 11/30/2021 (c)	2,475,000	2,474,702

0.01%, 12/2/2021 (c)	3,500,000	3,499,602

0.05%, 12/7/2021 (c)	208,750	208,725

4.00%, 12/9/2021 (c)	500,000	499,945

0.05%, 12/14/2021 (c)	1,000,000	999,870

0.05%, 12/21/2021 (c)	1,000,000	999,857

0.05%, 1/13/2022 (c)	2,400,000	2,399,531

0.05%, 1/20/2022 (c)	3,000,000	2,999,410

0.05%, 1/27/2022 (c)	4,123,410	4,122,562

0.05%, 2/10/2022 (c)	1,950,000	1,949,543

Total U.S. Treasury Obligations (Cost $88,180,629)		88,180,629

Total Short-Term Investments (Cost $88,180,629)		88,180,629

Total Investments — 102.5% (Cost $97,803,331) *		97,803,331
Liabilities in Excess of Other Assets — (2.5)%		(2,419,329)

NET ASSETS — 100.0%		95,384,002

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	The rate shown is the effective yield as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 68.6%

Alabama — 0.1%

Mobile County IDA, PCR, ExxonMobil Project Rev., VRDO, 0.01%, 9/1/2021 (b)	1,325	1,325

Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project Series 2011A, Rev., VRDO, LOC: Bank of America NA, 0.03%, 9/8/2021 (b) (c)	6,970	6,970

		8,295

Alaska — 0.6%

Alaska Housing Finance Corp., Governmental Purpose Series 2009-A, Rev., VRDO, LIQ: FHLB, 0.02%, 9/8/2021 (b)	20,425	20,425

Alaska Housing Finance Corp., Home Mortgage

Series 2007A, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 9/8/2021 (b)	2,920	2,920

Series 2007B, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 9/8/2021 (b)	2,870	2,870

Series 2009B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/8/2021 (b)	10,000	10,000

City of Valdez, Exxon Pipeline Co. Project Series 1993-A, Rev., VRDO, 0.01%, 9/1/2021 (b)	10,610	10,610

		46,825

Arizona — 0.6%

Salt River Pima-Maricopa Indian Community Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/8/2021 (b)	25,825	25,825

Tender Option Bond Trust Receipts/Certificates Series E-147, VRDO, 0.05%, 9/8/2021 (b)	21,000	21,000

		46,825

Arkansas — 0.6%

City of Osceola, Plum Point Energy Associates Rev., VRDO, LOC: Goldman Sachs & Co. LLC, 0.05%, 9/8/2021 (b)	53,145	53,145

California — 2.3%

Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.05%, 9/8/2021 (b)	500	500

California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project Series 2010A, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,350	1,350

California Statewide Communities Development Authority, Dublin Ranch Apartments Rev., VRDO, LIQ: FNMA, 0.04%, 9/8/2021 (b)	29,990	29,990

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

City of Vacaville, Multi-Family Housing, Sycamores Apartments Series 1999A, Rev., VRDO, FNMA, LIQ: FNMA, 0.01%, 9/8/2021 (b)	5,900	5,900

County of Orange, Ladera Apartments Series 2001B, Rev., VRDO, LOC: FNMA, 0.04%, 9/8/2021 (b)	18,500	18,500

County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project Rev., VRDO, LOC: Bank of America NA, 0.05%, 9/8/2021 (b)	7,075	7,075

County of San Bernardino, Somerset Apartments LLC Series A, Rev., VRDO, LOC: FNMA, 0.02%, 9/8/2021 (b)	1,300	1,300

Sacramento County Housing Authority Series 1996C, Rev., VRDO, FNMA, LIQ: FNMA, 0.02%, 9/8/2021 (b)	1,140	1,140

San Francisco City & County Airport Commission International Airport Series 2010A-1, Rev., VRDO, AMT, LOC: Bank of America NA, 0.02%, 9/8/2021 (b)	13,675	13,675

San Francisco City & County Redevelopment Agency Successor Agency, Multi-Family Series C, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	71,050	71,050

Santa Clara County Housing Authority, Multi-Family Housing, Timberwood Apartments

Series 2005B, Rev., VRDO, LOC: Union Bank of California, 0.11%, 9/8/2021 (b)	9,140	9,140

Tender Option Bond Trust Receipts/Certificates

Series 2020-XF2867, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.04%, 9/8/2021 (b) (c)	8,000	8,000

Series 2018-XF2737, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	5,125	5,125

Series 2018-ZF0679, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	2,350	2,350

University of California Series 2013AL-3, Rev., VRDO, 0.01%, 9/1/2021 (b)	12,825	12,825

		187,920

Colorado — 1.7%

City of Colorado Springs, Utilities System Improvement

Series 2008-A, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	11,035	11,035

Series 2009C, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	17,020	17,020

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Colorado Housing and Finance Authority, Multi-Family, Greentree Village Apartments Project Rev., VRDO, LOC: U.S. Bank NA, 0.05%, 9/8/2021 (b)	4,345	4,345

Colorado Housing and Finance Authority, Single Family Mortgage Series 2019D, Class I, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	37,500	37,500

County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Rev., VRDO, LOC: FHLMC, 0.05%, 9/8/2021 (b)	13,160	13,160

Tender Option Bond Trust Receipts/Certificates

Series 2019-XF2849, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	4,000	4,000

Series 2020-XF1209, GO, VRDO, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	2,000	2,000

Series 2020-XF2905, GO, VRDO, AGM, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	5,200	5,200

Series 2020-XX1130, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	3,880	3,880

Series 2016-ZF0467, Rev., VRDO, LOC: Royal Bank of Canada, 0.09%, 9/8/2021 (b) (c)	22,895	22,895

University of Colorado Hospital Authority Series 2019A, Rev., VRDO, 0.01%, 9/8/2021 (b)	875	875

University of Colorado Hospital Authority, Health System Series 2018 C, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	12,970	12,970

		134,880

Connecticut — 0.7%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Subseries F-5, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	10,000	10,000

Subseries A-2, Rev., VRDO, AMT, LIQ: U.S. Bank NA, 0.03%, 9/8/2021 (b)	8,705	8,705

Series D, Subseries D-3, Rev., VRDO, AMT, LIQ: Sumitomo Mitsui Banking Corp., 0.06%, 9/8/2021 (b)	31,755	31,755

Tender Option Bond Trust Receipts/Certificates Series G-3, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	5,000	5,000

		55,460

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — 0.0% (d)

Delaware State Economic Development Authority, YMCA Delaware Project Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	3,485	3,485

District of Columbia — 1.7%

District of Columbia, Medlantic/Helix Issue, Tranche II Series 1998A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	19,935	19,935

Metropolitan Washington Airports Authority Aviation

Series 2009D-2, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	2,510	2,510

Subseries A-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.05%, 9/8/2021 (b)	15,405	15,405

Subseries A-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.05%, 9/8/2021 (b)	3,200	3,200

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	50,000	50,000

Tender Option Bond Trust Receipts/Certificates

Series 2019-XF0853, Rev., VRDO, LOC: TD Bank NA, 0.07%, 9/8/2021 (b) (c)	23,950	23,950

Series 2019-XG0267, Rev., VRDO, LOC: Bank of America NA, 0.07%, 9/8/2021 (b) (c)	20,700	20,700

		135,700

Florida — 5.1%

Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project Series 2008, Rev., VRDO, LOC: FNMA, 0.02%, 9/8/2021 (b)	1,350	1,350

City of Jacksonville, Florida Power and Light Co., Project Rev., VRDO, 0.01%, 9/1/2021 (b)	4,700	4,700

City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 0.02%, 9/8/2021 (b)	29,470	29,470

City of Jacksonville, Health Care Facilities, Baptist Medical Center Series 2019B, Rev., VRDO, 0.02%, 9/8/2021 (b)	14,805	14,805

County of Bay, Gulf Power Co. Project Rev., VRDO, AMT, 0.03%, 9/1/2021 (b)	7,480	7,480

County of Escambia, Gulf Power Co., Project

Rev., VRDO, 0.02%, 9/1/2021 (b)	31,100	31,100

Rev., VRDO, 0.02%, 9/1/2021 (b)	31,200	31,200

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

County of Martin, Florida Power and Light Co., Project Rev., VRDO, 0.01%, 9/1/2021 (b)	54,100	54,100

County of St. Lucie, Florida Power and Light Co., Project Rev., VRDO, 0.01%, 9/1/2021 (b)	51,500	51,500

Florida HomeLoan Corp. Rev., VRDO, FNMA, LIQ: FNMA, 0.03%, 9/8/2021 (b)	8,500	8,500

Florida Housing Finance Corp., Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ: FHLMC, 0.02%, 9/8/2021 (b)	12,000	12,000

Highlands County Health Facilities Authority, Adventist Health System

Series 2007A, Rev., VRDO, 0.02%, 9/8/2021 (b)	7,450	7,450

Series 2012I-2, Rev., VRDO, 0.02%, 9/8/2021 (b)	41,950	41,950

Series I-1, Rev., VRDO, 0.02%, 9/8/2021 (b)	3,600	3,600

Hillsborough County Industrial Development Authority, Baycare Health System

Series 2020B, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	2,700	2,700

Series 2020C, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	25,100	25,100

Hillsborough County, Housing Finance Authority, Multi-Family Housing, Brandywine Apartments Rev., VRDO, LOC: Citibank NA, 0.06%, 9/8/2021 (b)	5,725	5,725

Orange County Health Facilities Authority, Orlando Health, Inc. Series E, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	34,225	34,225

Palm Beach County Multi-Family Housing Finance Authority, Renaissance Apartments Series A, Rev., VRDO, AMT, LOC: FNMA, 0.05%, 9/8/2021 (b)	8,090	8,090

Pinellas County Housing Finance Authority, Booker Creek Apartments Rev., VRDO, LOC: FHLMC, 0.02%, 9/8/2021 (b)	4,070	4,070

Sunshine State Governmental Financing Commission Series 2010A, Rev., VRDO, LOC: MUFG Union Bank NA, 0.02%, 9/8/2021 (b)	1,775	1,775

Tender Option Bond Trust Receipts/Certificates

Series 2019-XX1109, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	4,375	4,375

Series 2020-XG0295, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 9/8/2021 (b) (c)	6,000	6,000

Series 2021-XM0941, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 9/8/2021 (b) (c)	2,000	2,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Series 2021-XM0942, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 9/8/2021 (b) (c)	3,475	3,475

Series 2019-XG0252, Rev., VRDO, AMBAC, LOC: Bank of America NA, 0.07%, 9/8/2021 (b) (c)	9,600	9,600

		406,340

Georgia — 0.6%

Development Authority of Monroe County (The), Gulf Power Co. Plant Scherer Project Rev., VRDO, 0.02%, 9/1/2021 (b)	2,400	2,400

Development Authority of Monroe County (The), Power and Light Co. Project Rev., VRDO, AMT, 0.03%, 9/1/2021 (b)	25,630	25,630

Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2021 (b)	1,170	1,170

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF2614, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	6,500	6,500

Series 2017-ZF0589, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 9/8/2021 (b) (c)	3,750	3,750

Series 2018-ZF0656, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 9/8/2021 (b) (c)	7,500	7,500

		46,950

Hawaii — 0.1%

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-13, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	6,000	6,000

Illinois — 2.8%

Chicago Midway International Airport, Second Lien Series 2004C-1, Rev., VRDO, AMT, LOC: Bank of Montreal, 0.06%, 9/8/2021 (b)	44,415	44,415

City of Galesburg, Knox College Project Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	4,300	4,300

County of Kane, Glenwood School for Boys Rev., VRDO, LOC: Northern Trust Co., 0.02%, 9/8/2021 (b)	3,450	3,450

County of Lake, A L Hansen Manufacturing Co. Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.06%, 9/8/2021 (b)	620	620

County of Lake, Multi-Family Housing, Whispering Oaks Apartments Project Rev., VRDO, LIQ: FHLMC, 0.03%, 9/8/2021 (b)	21,500	21,500

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Development Finance Authority, Fenwick High School Project Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	9,225	9,225

Illinois Development Finance Authority, St. Ignatius College Prep Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	4,100	4,100

Illinois Finance Authority, American Youth Hostels Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.03%, 9/8/2021 (b)	2,920	2,920

Illinois Finance Authority, Bradley University Series 2008B, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	12,790	12,790

Illinois Finance Authority, Hospital Sisters Services, Inc., Obligated Group Series 2012G, Rev., VRDO, LOC: Bank of Montreal, 0.02%, 9/8/2021 (b)	20,945	20,945

Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ: Royal Bank of Canada, 0.01%, 9/1/2021 (b)	15,000	15,000

Illinois Finance Authority, The University of Chicago Rev., VRDO, 0.02%, 9/8/2021 (b)	15,950	15,950

Illinois Finance Authority, The University of Chicago Medical Center

Series 2009E-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	18,000	18,000

Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.07%, 9/8/2021 (b)	38,820	38,820

Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., VRDO, AMT, LIQ: FHLB, 0.04%, 9/8/2021 (b)	4,700	4,700

Southwestern Illinois Development Authority, Molinero Inc., Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.03%, 9/8/2021 (b)	4,495	4,495

Tender Option Bond Trust Receipts/Certificates Series 2020-XL0145, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	3,420	3,420

		224,650

Indiana — 0.3%

Gary Chicago International Airport Authority, Special Purpose Facilities, Jet Center Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.06%, 9/8/2021 (b)	2,600	2,600

Indiana Finance Authority, Duke Energy Indiana, Inc. Project Series 2009A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/1/2021 (b)	950	950

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Indiana Finance Authority, Lease Appropriation, Stadium Project Series 2005A-5, Rev., VRDO, LIQ: U.S. Bank NA, 0.01%, 9/1/2021 (b)	18,925	18,925

Indiana Finance Authority, Parkview Health System, Inc. Series 2009-C, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	1,875	1,875

		24,350

Iowa — 2.3%

County of Louisa, Pollution Control, Midwest Power System, Inc. Rev., VRDO, 0.04%, 9/8/2021 (b)	27,400	27,400

Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project

Rev., VRDO, 0.04%, 9/8/2021 (b)	71,525	71,525

Rev., VRDO, 0.05%, 9/8/2021 (b)	20,145	20,145

Iowa Finance Authority, Multi-Family Housing

Series A, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 0.04%, 9/8/2021 (b)	10,855	10,855

Series B, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 0.04%, 9/8/2021 (b)	7,875	7,875

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program

Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	4,100	4,100

Series 2018B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	5,385	5,385

Series 2019E, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	7,660	7,660

Series 2020B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	15,500	15,500

Iowa Finance Authority, Unitypoint Health Series 2013B-2, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	10,340	10,340

		180,785

Kansas — 0.7%

City of Wichita Series 304, GO, 4.50%, 10/15/2021	40,000	40,209

Kansas Development Finance Authority, Health System Series 2011J, Rev., VRDO, LOC: U.S. Bank NA, 0.01%, 9/1/2021 (b)	2,940	2,940

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kansas — continued

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-23, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	12,500	12,500

		55,649

Louisiana — 0.3%

East Baton Rouge Parish Industrial Development Board, Inc., Exxonmobile Project, Gulf Opportunity Zone

Series 2010B, Rev., VRDO, 0.01%, 9/1/2021 (b)	8,100	8,100

Series A, Rev., VRDO, 0.01%, 9/1/2021 (b)	3,635	3,635

Louisiana Public Facilities Authority, Multi-Family, Linlake Ventures Project Rev., VRDO, LIQ: FHLMC, 0.01%, 9/8/2021 (b)	1,400	1,400

Parish of St. Charles, Pollution Control, Shell Oil Co., Norco Project Series B, Rev., VRDO, 0.01%, 9/1/2021 (b)	8,900	8,900

Tender Option Bond Trust Receipts/Certificates Series 2019-XM0738, Rev., VRDO, 0.06%, 9/8/2021 (b)	3,245	3,245

		25,280

Maine — 1.0%

City of South Portland, Middle School Project GO, BAN, 0.75%, 4/15/2022	15,000	15,056

Maine State Housing Authority, Mortgage Purchase

Series 2017D-2, Rev., VRDO, AMT, LIQ: TD Bank NA, 0.04%, 9/8/2021 (b)	46,750	46,750

Series 2015E-3, Rev., VRDO, AMT, LIQ: Citibank NA, 0.05%, 9/8/2021 (b)	10,000	10,000

Series G, Rev., VRDO, AMT, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b)	10,055	10,055

		81,861

Maryland — 1.0%

County of Montgomery, Trinity Health Credit Group Series 2013MD, Rev., VRDO, 0.08%, 9/8/2021 (b)	24,500	24,500

Maryland Community Development Administration, Housing and Community Development Series 2006G, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 0.05%, 9/8/2021 (b)	15,355	15,355

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2581, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	6,485	6,485

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued

Series 2018-ZM0618, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	3,350	3,350

Series 2019-ZF2799, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	13,485	13,485

Series 2018-XG0177, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	3,750	3,750

Series 2018-XF0605, Rev., VRDO, LIQ: Bank of America NA, 0.07%, 9/8/2021 (b) (c)	3,300	3,300

Series 2018-ZM0596, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.07%, 9/8/2021 (b) (c)	7,500	7,500

		77,725

Massachusetts — 1.6%

Dennis and Yarmouth Regional School District, Unlimited Tax GO, BAN, 2.00%, 10/6/2021	11,563	11,583

Massachusetts Development Finance Agency, Boston College Issue Series 2020U, Rev., 5.00%, 7/1/2022	100	104

Massachusetts Development Finance Agency, First Mortgage Brookhaven Series 2005B, Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/8/2021 (b)	1,400	1,400

Massachusetts Development Finance Agency, Partners Healthcare System Issue Series K-1, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/8/2021 (b)	21,895	21,895

Massachusetts Health and Educational Facilities Authority, Capital Asset Program

Series M-2, Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/8/2021 (b)	1,145	1,145

Series M-4A, Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/8/2021 (b)	950	950

Massachusetts Housing Finance Agency, Single Family Housing Series 208, Rev., VRDO, LIQ: Royal Bank of Canada, 0.02%, 9/8/2021 (b)	3,400	3,400

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-148, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2692, Rev., VRDO, 0.03%, 9/8/2021 (b)	4,190	4,190

Series 2020-XM0915, GO, VRDO, LIQ: Wells Fargo Bank NA, 0.05%, 9/8/2021 (b) (c)	6,750	6,750

Town of Holbrook GO, BAN, 1.50%, 3/17/2022	8,343	8,403

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

Town of Seekonk GO, BAN, 1.25%, 9/10/2021	9,708	9,710

Town of Swampscott GO, BAN, 1.25%, 3/11/2022	6,455	6,491

Town of Westborough GO, BAN, 2.00%, 3/29/2022	38,367	38,766

		124,787

Michigan — 2.6%

Michigan State Housing Development Authority

Series C, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	5,110	5,110

Series A, Rev., VRDO, AMT, LOC: Bank of America NA, 0.05%, 9/8/2021 (b)	20,340	20,340

Michigan State Housing Development Authority, Rental Housing

Series 2016C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	53,525	53,525

Series 2016D, Rev., VRDO, AMT, LOC: Bank of America NA, 0.05%, 9/8/2021 (b)	18,630	18,630

Series 2018C, Rev., VRDO, AMT, LOC: Bank of America NA, 0.05%, 9/8/2021 (b)	20,335	20,335

Michigan State Housing Development Authority, Single Family Mortgage Series 2007E, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	24,380	24,380

Rib Floater Trust Various States Series 2018-009, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	40,950	40,950

Tender Option Bond Trust Receipts/Certificates

Series 2017-XF0597, Rev., VRDO, 0.05%, 9/8/2021 (b)	3,000	3,000

Series 2017-XG0158, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	4,075	4,075

Series 2018-XG0186, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	21,540	21,540

		211,885

Minnesota — 0.9%

City of Rochester, Bella Grove Apartments Project Series 2019B, Rev., VRDO, LOC: United Fidelity Bank, 0.02%, 9/8/2021 (b)	1,000	1,000

Minnesota Housing Finance Agency, Residential Housing Finance

Series 2015G, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.02%, 9/8/2021 (b)	945	945

Series 2017F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 0.02%, 9/8/2021 (b)	31,100	31,100

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued

Series 2016F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: FHLB, 0.04%, 9/8/2021 (b)	35,075	35,075

Series 2017-C, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: FHLB, 0.04%, 9/8/2021 (b)	4,800	4,800

		72,920

Mississippi — 0.8%

County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 0.01%, 9/1/2021 (b)	1,950	1,950

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron Corp. Series 2007A, Rev., VRDO, 0.01%, 9/1/2021 (b)	22,200	22,200

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2007B, Rev., VRDO, 0.01%, 9/1/2021 (b)	3,915	3,915

Series 2007C, Rev., VRDO, 0.01%, 9/1/2021 (b)	15,865	15,865

Series 2007E, Rev., VRDO, 0.01%, 9/1/2021 (b)	470	470

Series 2009A, Rev., VRDO, 0.01%, 9/1/2021 (b)	2,235	2,235

Series 2009B, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,640	1,640

Series 2009C, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,070	1,070

Series 2010G, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,050	1,050

Series 2010K, Rev., VRDO, 0.01%, 9/1/2021 (b)	2,305	2,305

Series 2011A, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,695	1,695

Series 2011D, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,350	1,350

Series B, Rev., VRDO, 0.01%, 9/1/2021 (b)	400	400

Series 2010A, Rev., VRDO, 0.02%, 9/8/2021 (b)	10,000	10,000

		66,145

Missouri — 1.3%

Health & Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011-B, Rev., VRDO, LOC: Northern Trust Co., 0.01%, 9/1/2021 (b)	500	500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	61

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Missouri — continued

Health and Educational Facilities Authority of the State of Missouri, BJC Health System

Series 2008A, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	15,695	15,695

Series C, Rev., VRDO, LIQ: BJC Health System, 0.02%, 9/8/2021 (b)	5,125	5,125

Industrial Development Authority of the City of St. Louis Missouri (The), Parkview Health System Obligated Group Rev., VRDO, LOC: FHLMC, 0.02%, 9/8/2021 (b)	1,550	1,550

Industrial Development Authority of the City of St. Louis Missouri , Mid-America Transplant Services Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.03%, 9/1/2021 (b)	1,000	1,000

Missouri Development Finance Board, Cultural Facilities, Kauffman Center For The Performing Arts Project Series 2007A, Rev., VRDO, LIQ: PNC Bank NA, 0.01%, 9/1/2021 (b)	10,725	10,725

RBC Municipal Products, Inc. Trust, Floater Certificates Series C17, Rev., VRDO, LOC: Royal Bank of Canada, 0.07%, 9/8/2021 (b)	14,000	14,000

Tender Option Bond Trust Receipts/Certificates

Series 2021-XF1214, Rev., VRDO, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	2,000	2,000

Series 2020-XG0300, Rev., VRDO, LOC: Bank of America NA, 0.06%, 9/8/2021 (b) (c)	7,500	7,500

Series 2020-XG0303, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	12,605	12,605

Series 2018-XG0184, Rev., VRDO, LOC: Citibank NA, 0.07%, 9/8/2021 (b)	5,000	5,000

Series XF0536, Rev., VRDO, LOC: Royal Bank of Canada, 0.08%, 9/8/2021 (b)	25,050	25,050

		100,750

Nebraska — 0.2%

Tender Option Bond Trust Receipts/Certificates

Series 2021-XL0174, Rev., VRDO, LIQ: Bank of America NA, 0.04%, 9/8/2021 (b) (c)	8,000	8,000

Series 2018-XF2558, Rev., VRDO, 0.07%, 9/8/2021 (b)	8,000	8,000

		16,000

Nevada — 0.7%

County of Clark, Limited Tax Series 2008A, GO, VRDO, AMT, LIQ: State Street Bank & Trust, 0.04%, 9/8/2021 (b)	10,000	10,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — continued

County of Clark, Southwest Gas Corp. Project Series 2008A, Rev., VRDO, AMT, LOC: MUFG Union Bank NA, 0.04%, 9/8/2021 (b)	30,000	30,000

Nevada Housing Division, Multi-Unit Housing Series A, Rev., VRDO, LOC: FNMA, 0.04%, 9/8/2021 (b)	7,050	7,050

Tender Option Bond Trust Receipts/Certificates

Series 2019-G98, GO, VRDO, 0.05%, 9/8/2021 (b)	4,750	4,750

Series 2026-XM0866, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 9/8/2021 (b)	5,000	5,000

		56,800

New Jersey — 4.2%

Borough of Beachwood, General Improvement Water Utility Series 2021A, GO, BAN, 1.00%, 3/3/2022	15,326	15,390

City of Clifton, Sewer Utility GO, BAN, 1.25%, 9/29/2021	38,334	38,362

City of Englewood GO, BAN, 1.00%, 3/23/2022	8,908	8,949

City of Vineland GO, BAN, 1.25%, 11/10/2021	16,400	16,430

City of Wildwood, Water and Sewer Utility GO, BAN, 2.00%, 10/15/2021	23,233	23,280

New Jersey Housing & Mortgage Finance Agency Series 5, Rev., VRDO, AMT, LOC: Citibank NA, 0.04%, 9/8/2021 (b)	23,900	23,900

Rib Floater Trust Various States Series 2018-020, Rev., VRDO, LIQ: Barclays Bank plc, 0.07%, 9/8/2021 (b) (c)	38,615	38,615

Tender Option Bond Trust Receipts/Certificates

Series 2018-XX1093, Rev., VRDO, LOC: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	9,300	9,300

Series 2021-XM0943, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	5,000	5,000

Township of Maple Shade, General Capital, Water and Sewer System GO, BAN, 1.25%, 9/1/2021	12,000	12,000

Township of Maplewood GO, BAN, 1.00%, 7/29/2022	8,900	8,970

Township of Union GO, BAN, 2.00%, 1/27/2022	25,123	25,311

Township of Woodbridge GO, BAN, 1.00%, 3/18/2022	83,605	83,981

Township of Woodbridge, General Sewer Utility GO, BAN, 2.00%, 10/15/2021	24,360	24,410

		333,898

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Mexico — 0.0% (d)

New Mexico Mortgage Finance Authority Series 2008-B, Rev., VRDO, LOC: FHLMC, 0.02%, 9/8/2021 (b)	2,675	2,675

New York — 15.4%

Battery Park City Authority Series 2019D-1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	25,000	25,000

City of New York, Fiscal Year 2006

Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	33,715	33,715

Series I, Subseries I-8, GO, VRDO, LIQ: State Street Bank & Trust, 0.01%, 9/1/2021 (b)	10,060	10,060

City of New York, Fiscal Year 2012 Series D, Subseries D-3A, GO, VRDO, LIQ: Bank of New York Mellon Corp. (The), 0.01%, 9/1/2021 (b)	2,725	2,725

City of New York, Fiscal Year 2013 Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	12,980	12,980

City of New York, Fiscal Year 2014 Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	250	250

City of New York, Fiscal Year 2017 Subseries 2017A-7, GO, VRDO, LOC: Bank of the West, 0.02%, 9/1/2021 (b)	3,325	3,325

City of New York, Fiscal Year 2018

Series B, Subseries B-4, GO, VRDO, LIQ: Barclays Bank plc, 0.01%, 9/1/2021 (b)	10,000	10,000

Series B, Subseries B-5, GO, VRDO, LIQ: Barclays Bank plc, 0.01%, 9/1/2021 (b)	9,770	9,770

County of Ulster GO, BAN, 1.25%, 11/18/2021	19,290	19,330

Gorham-Middlesex Central School District GO, BAN, 1.00%, 6/23/2022	29,796	29,995

Horseheads Central School District GO, BAN, 1.00%, 6/23/2022	82,328	82,892

Johnson City Central School District Series 2021A, GO, BAN, 1.00%, 6/28/2022	22,000	22,150

Metropolitan Transportation Authority Series 2005 E-1, Rev., VRDO, LOC: Barclays Bank plc, 0.01%, 9/8/2021 (b)	35,000	35,000

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	22,555	22,555

Series 2008B-3C, Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	6,530	6,530

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	3,830	3,830

New York City Housing Development Corp., West 26th Street Development Series 2011A, Rev., VRDO, AMT, LIQ: FHLMC, 0.04%, 9/8/2021 (b)	16,700	16,700

New York City Industrial Development Agency, Empowerment Zone, Tiago Holdings LLC Project Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	23,380	23,380

New York City Transitional Finance Authority, Future Tax Secured Subseries D-4, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 9/8/2021 (b)	2,625	2,625

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	855	855

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011

Subseries 2011A-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 9/1/2021 (b)	20,160	20,160

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries D-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	9,700	9,700

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015

Subseries A-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	1,970	1,970

Subseries A-4, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	3,350	3,350

New York City Water and Sewer System, Fiscal Year 2003 Subseries F-1-A, Rev., VRDO, LIQ: Barclays Bank plc, 0.02%, 9/8/2021 (b)	14,595	14,595

New York City Water and Sewer System, Fiscal Year 2012

Subseries A-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	1,965	1,965

Subseries A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	1,300	1,300

New York City Water and Sewer System, Second General Resolution Series BB-1B, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 9/1/2021 (b)	16,500	16,500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	63

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2001 Subseries F-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	17,230	17,230

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2008 Series 2008BB-2, Rev., VRDO, LIQ: Bank of America NA, 0.01%, 9/1/2021 (b)	9,000	9,000

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2009 Series 2009BB-1, Rev., VRDO, LIQ: UBS AG, 0.01%, 9/1/2021 (b)	15,990	15,990

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 9/8/2021 (b)	20,350	20,350

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	7,035	7,035

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014

Series AA, Subseries AA1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	950	950

Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	20,245	20,245

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2016 Series AA-2, Rev., VRDO, LIQ: PNC Bank NA, 0.03%, 9/8/2021 (b)	4,555	4,555

New York State Dormitory Authority, City University System, CONS Fifth General Resolution Series 2008D, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	25,305	25,305

New York State Energy Research and Development Authority, Consolidated Edison Co., Inc. Project

Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.02%, 9/8/2021 (b)	920	920

Series 2010A-3, Rev., VRDO, LOC: The Bank of Nova Scotia, 0.03%, 9/8/2021 (b)	50,000	50,000

Series A, Subseries A-4, Rev., VRDO, LOC: The Bank of Nova Scotia, 0.03%, 9/8/2021 (b)	15,000	15,000

Subseries C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.03%, 9/8/2021 (b)	2,910	2,910

New York State Housing Finance Agency

Series 2009A, Rev., VRDO, LOC: FNMA, 0.01%, 9/8/2021 (b)	19,830	19,830

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2008-A, Rev., VRDO, LIQ: FHLMC, 0.06%, 9/8/2021 (b)	14,000	14,000

New York State Housing Finance Agency, 330 Riverdale Avenue Apartments Series 2008A, Rev., VRDO, LOC: Bank of America NA, 0.02%, 9/8/2021 (b)	10,750	10,750

New York State Housing Finance Agency, 360 West 43rd Street Housing Series A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	2,400	2,400

New York State Housing Finance Agency, 42nd and 10th Associates LLC Series 2007A, Rev., VRDO, AMT, LIQ: FHLMC, 0.03%, 9/8/2021 (b)	58,460	58,460

New York State Housing Finance Agency, Saxony Housing Series A, Rev., VRDO, AMT, LOC: FNMA, 0.06%, 9/8/2021 (b)	32,900	32,900

New York State Housing Finance Agency, Tribeca Pointe LLC Series A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	1,500	1,500

New York State Housing Finance Agency, West 23rd Street Housing Series 2002A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	47,600	47,600

New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	100	100

New York State Housing Finance Agency, Worth Street Series A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	3,400	3,400

New York State Housing Finance Agency, Worth Street, 23rd Chelsea Assocs LLC Series A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	2,100	2,100

New York Wire Co. Series E-146, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	41,225	41,225

Phoenix Central School District GO, BAN, 1.00%, 6/30/2022	26,215	26,392

RBC Municipal Products, Inc. Trust, Floater Certificates (Canada)

Series E-24, Rev., VRDO, LOC: Royal Bank of Canada, 0.03%, 9/1/2021 (b) (c)	17,605	17,605

Series E-137, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	10,000	10,000

Series E-86, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	19,165	19,165

Series E-87, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	14,600	14,600

Series E-88, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	25,835	25,835

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series E-99, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	27,000	27,000

Rome City School District GO, BAN, 1.50%, 7/27/2022	14,065	14,237

Schalmont Central School District Series 2020A, GO, BAN, 1.00%, 9/2/2021	17,458	17,458

South Lewis Central School District GO, BAN, 1.00%, 7/29/2022	36,490	36,778

Tender Option Bond Trust Receipts/Certificates

Series E-118, GO, VRDO, 0.03%, 9/1/2021 (b)	4,900	4,900

Series 2018-E-129, Rev., VRDO, 0.05%, 9/8/2021 (b)	35,000	35,000

Series 2020-YX1158, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	6,740	6,740

Series 2021-XF2932, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	8,950	8,950

Series 2021-XL0165, GO, VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	4,445	4,445

Series 2021-XM0933, GO, VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	6,000	6,000

Series 2021-XM0937, GO, VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	2,905	2,905

Series 2016-ZF0381, Rev., VRDO, LIQ: TD Bank NA, 0.06%, 9/8/2021 (b) (c)	4,370	4,370

Series 2018-XF0685, Rev., VRDO, LIQ: TD Bank NA, 0.06%, 9/8/2021 (b) (c)	20,000	20,000

Series 2020-XF2878, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	16,730	16,730

Series 2020-XF2903, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	13,600	13,600

Series 2018-E-126, Rev., VRDO, LOC: Royal Bank of Canada, 0.07%, 9/8/2021 (b)	35,000	35,000

		1,234,672

North Carolina — 1.5%

Charlotte-Mecklenburg Hospital Authority (The), Atrium Healthcare Series 2021E, Rev., VRDO, LOC: Royal Bank of Canada, 0.01%, 9/1/2021 (b)	23,715	23,715

City of Raleigh, Downtown Improvement Projects

Series 2004A, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/8/2021 (b)	850	850

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

Series 2005-B-2, COP, VRDO, LIQ: PNC Bank NA, 0.03%, 9/8/2021 (b)	31,335	31,335

Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum, Inc. Rev., VRDO, LOC: Credit Industriel et Commercial, 0.05%, 9/8/2021 (b)	41,375	41,375

University of North Carolina, Hospital at Chapel Hill Series 2001 A, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	20,200	20,200

		117,475

Ohio — 1.1%

City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	200	200

County of Hamilton, Hospital Facilities, The Elizabeth Gamble Deaconess Home Association

Series 2002A, Rev., VRDO, LOC: Northern Trust Co., 0.02%, 9/8/2021 (b)	10,350	10,350

Series 2002B, Rev., VRDO, LOC: PNC Bank NA, 0.05%, 9/8/2021 (b)	7,500	7,500

State of Ohio, University Hospitals Health System, Inc. Series 2018 B, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	5,470	5,470

Tender Option Bond Trust Receipts/Certificates

Series 2019-E132, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	42,350	42,350

Series 2019-E-134, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	11,870	11,870

Series G-30, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	3,905	3,905

Series 2020-XF2889, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	4,705	4,705

		86,350

Oklahoma — 0.2%

Oklahoma Development Finance Authority Series E-140, Rev., VRDO, 0.05%, 9/8/2021 (b)	12,400	12,400

Oregon — 0.3%

Port of Portland, Special Obligation, Horizon Air Industries, Inc. Rev., VRDO, LOC: Bank of America NA, 0.06%, 9/1/2021 (b)	14,775	14,775

State of Oregon, Veterans Welfare Series 2017O, GO, VRDO, LIQ: U.S. Bank NA, 0.01%, 9/1/2021 (b)	2,590	2,590

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	65

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oregon — continued

Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0637, Rev., VRDO, 0.05%, 9/8/2021 (b)	7,500	7,500

		24,865

Other — 1.2%

FHLMC, Multi-Family VRD Certificates

Series M019, Class A, Rev., VRDO, LIQ: FHLMC, 0.05%, 9/8/2021 (b) (c)	31,062	31,062

Series M020, Class A, Rev., VRDO, LIQ: FHLMC, 0.05%, 9/8/2021 (b) (c)	3,311	3,311

Series M021, Class A, Rev., VRDO, LIQ: FHLMC, 0.05%, 9/8/2021 (b) (c)	37,015	37,015

Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.06%, 9/8/2021 (b) (c)	18,530	18,530

Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.06%, 9/8/2021 (b) (c)	8,625	8,625

		98,543

Pennsylvania — 4.3%

County of Allegheny

Series C-50, GO, VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	24,360	24,360

Series C-51, GO, VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	12,000	12,000

Delaware Valley Regional Finance Authority, Local Government

Series 2020A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	10,000	10,000

Series 2020D, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	13,275	13,275

Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC: FNMA, 0.02%, 9/8/2021 (b)	17,710	17,710

Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC: FNMA, 0.08%, 9/8/2021 (b)	17,080	17,080

Pennsylvania Economic Development Financing Authority, Exempt Facilities, PPL Energy Supply, LLC Project Series 2009C, Rev., VRDO, LOC: MUFG Union Bank NA, 0.12%, 9/8/2021 (b)	15,000	15,000

Pennsylvania Higher Educational Facilities Authority, Pennsylvania Health System Series A, Rev., VRDO, LOC: Bank of America NA, 0.02%, 9/8/2021 (b)	1,000	1,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Pennsylvania Higher Educational Facilities Authority, Susquehanna University Project Series 2001 H9, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (b)	3,100	3,100

Pennsylvania Turnpike Commission Series 2019-2, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	25,050	25,050

Philadelphia Gas Works Co., 1998 General Ordinance

Series B, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	18,115	18,115

Series D, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	3,560	3,560

Series E, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	24,770	24,770

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 0.03%, 9/1/2021 (b) (c)	635	635

Series E-101, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	113,050	113,050

Tender Option Bond Trust Receipts/Certificates

Series 2019-ZF2779, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	5,070	5,070

Series 2018-XG0201, Rev., VRDO, GTD, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	45,000	45,000

		348,775

Rhode Island — 0.1%

Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island Rev., VRDO, LOC: Bank of America NA, 0.06%, 9/8/2021 (b)	1,210	1,210

Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 0.01%, 9/1/2021 (b)	1,395	1,395

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2559, Rev., VRDO, 0.05%, 9/8/2021 (b)	9,000	9,000

		11,605

South Carolina — 1.2%

County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 2.00%, 3/3/2022	11,000	11,102

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

South Carolina — continued

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 0.05%, 9/8/2021 (b)	35,150	35,150

Tender Option Bond Trust Receipts/Certificates Series 2019-BAML5004, Rev., VRDO, LOC: Bank of America NA, 0.07%, 9/8/2021 (b) (c)	47,735	47,735

		93,987

Tennessee — 0.8%

Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund Rev., VRDO, LOC: Bank of America NA, 0.02%, 9/1/2021 (b)	11,270	11,270

Health Educational and Housing Facility Board of the City of Memphis (The), Ashland Lakes Apartments Series 2006 A, Rev., VRDO, LOC: U.S. Bank NA, 0.06%, 9/8/2021 (b)	2,200	2,200

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Rev., VRDO, LOC: Citibank NA, 0.05%, 9/8/2021 (b)	10,365	10,365

Metropolitan Government Nashville & Davidson County, Health and Educational Facilities Board, Multi-Family Housing, Pedcor Investments Series 2006-XCII & 2006A, Rev., VRDO, LOC: U.S. Bank NA, 0.05%, 9/8/2021 (b)	10,000	10,000

Montgomery County Public Building Authority, Pooled Financing Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/8/2021 (b)	6,925	6,925

Tender Option Bond Trust Receipts/Certificates

Series 2020-XF0994, Rev., VRDO, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	4,335	4,335

Series 2015-XF1023, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	5,905	5,905

Series 2018-XF2576, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	15,390	15,390

		66,390

Texas — 3.5%

Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	10,500	10,500

Calhoun Port Authority Series 2011A, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.05%, 9/8/2021 (b) (c)	32,300	32,300

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Subseries A, Rev., VRDO, LOC: Citibank NA, 0.02%, 9/8/2021 (b)	29,335	29,335

City of Houston, Combined Utility System, First Lien Series 2018C, Rev., VRDO, LOC: Barclays Bank plc, 0.03%, 9/8/2021 (b)	32,000	32,000

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014D, Rev., VRDO, 0.02%, 9/8/2021 (b)	30,900	30,900

Houston Housing Finance Corp., Regency Park Apartments Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	12,295	12,295

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project

Series A-3, Rev., VRDO, 0.01%, 9/1/2021 (b)	100	100

Subseries B-2, Rev., VRDO, 0.02%, 9/1/2021 (b)	6,295	6,295

Permanent University Fund — University of Texas System Series 2008A, Rev., VRDO, 0.01%, 9/8/2021 (b)	16,300	16,300

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E141, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	28,000	28,000

Series E-149, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	10,000	10,000

Series G-20, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	10,000	10,000

Series G-34, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	5,400	5,400

Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series A, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	3,910	3,910

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2012 B, Rev., VRDO, 0.01%, 9/8/2021 (b)	21,275	21,275

Tender Option Bond Trust Receipts/Certificates

Series 2018-G-84, GO, VRDO, 0.05%, 9/8/2021 (b)	7,125	7,125

Series 2018-G-85, GO, VRDO, 0.05%, 9/8/2021 (b)	6,175	6,175

Series 2018-XG0193, Rev., VRDO, 0.05%, 9/8/2021 (b)	3,665	3,665

Series 2018-ZF2570, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	5,995	5,995

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	67

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Series G-21, GO, VRDO, 0.05%, 9/8/2021 (b)	5,000	5,000

Series 2020-YX1132, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	5,005	5,005

		281,575

Utah — 0.0% (d)

County of Utah, IHC Health Services, Inc.

Series 2016D, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	790	790

Series B, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (b)	900	900

		1,690

Virginia — 1.9%

Albermarle County Economic Development Authority, Sentara Martha Jefferson Hospital Series 2018A-B, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	1,050	1,050

Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project

Series 2016C, Rev., VRDO, 0.02%, 9/8/2021 (b)	4,350	4,350

Series 2018C, Rev., VRDO, 0.02%, 9/8/2021 (b)	2,435	2,435

Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series C, Rev., VRDO, 0.02%, 9/8/2021 (b)	1,000	1,000

Roanoke Economic Development Authority, Carilion Clinic Obligated Group

Series 2020C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/8/2021 (b)	250	250

Series 2020B, Rev., VRDO, LIQ: PNC Bank NA, 0.03%, 9/8/2021 (b)	33,890	33,890

Roanoke Economic Development Authority, Carilion Health System Obligated Group Series 2005A, Rev., VRDO, LIQ: PNC Bank NA, 0.03%, 9/8/2021 (b)	62,515	62,515

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF0606, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	8,500	8,500

Series 2018-XL0069, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	12,400	12,400

Series 2018-ZF2713, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	5,000	5,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Series 2018-ZF2714, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	7,000	7,000

Series 2018-ZM0583, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	5,415	5,415

Series 2020-XF2923, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	8,600	8,600

		152,405

Washington — 1.2%

Port of Grays Harbor Industrial Development Corp., Murphy Co. Project Rev., VRDO, LOC: U.S. Bank NA, 0.04%, 9/8/2021 (b)	3,000	3,000

Port of Seattle, Subordinate Lien Rev., VRDO, LOC: Bank of America NA, 0.05%, 9/8/2021 (b)	19,135	19,135

Port of Tacoma, Subordinate Lien

Rev., VRDO, AMT, LOC: PNC Bank NA, 0.05%, 9/8/2021 (b)	29,700	29,700

Series 2019A, Rev., VRDO, AMT, LOC: PNC Bank NA, 0.05%, 9/8/2021 (b)	18,500	18,500

Port of Vancouver, United Grain Corp. of Oregon Project Rev., VRDO, LOC: Bank of America NA, 0.04%, 9/8/2021 (b)	8,000	8,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2718, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	8,800	8,800

Series 2018-ZF2682, Rev., VRDO, GTD, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	7,000	7,000

Washington State Housing Finance Commission, Barkley Ridge Partners Series A, Rev., VRDO, LOC: FHLMC, 0.06%, 9/8/2021 (b)	3,000	3,000

Washington State Housing Finance Commission, Traditions at South Hill Apartments Project Series 2011A, Rev., VRDO, AMT, LOC: FHLMC, 0.02%, 9/8/2021 (b)	2,340	2,340

		99,475

West Virginia — 0.1%

West Virginia Hospital Finance Authority, University Health System Series 2018 C, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	10,685	10,685

Wisconsin — 0.5%

Tender Option Bond Trust Receipts/Certificates Series 2020-XL0147, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	5,320	5,320

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Town of Red Cedar, Fairmount Minerals Ltd. Rev., VRDO, LOC: PNC Bank NA, 0.06%, 9/8/2021 (b)	10,000	10,000

Wisconsin Housing and Economic Development Authority Series 2007 F, Rev., VRDO, AMT, LOC: Bank of America NA, 0.05%, 9/8/2021 (b)	8,865	8,865

Wisconsin Housing and Economic Development Authority, Home Ownership

Series 2019 B, Rev., VRDO, FNMA COLL, LIQ: FHLB, 0.02%, 9/8/2021 (b)	8,000	8,000

Series 2021B, Rev., VRDO, LIQ: FHLB, 0.02%, 9/8/2021 (b)	4,000	4,000

		36,185

Wyoming — 0.5%

Wyoming Community Development Authority

Rev., VRDO, LIQ: Royal Bank of Canada, 0.02%, 9/8/2021 (b)	9,500	9,500

Series 2019-2, Rev., VRDO, LIQ: Royal Bank of Canada, 0.02%, 9/8/2021 (b)	9,000	9,000

Series 2019-4, Rev., VRDO, LIQ: Bank of America NA, 0.02%, 9/8/2021 (b)	10,000	10,000

Wyoming Community Development Authority, Composite Reoffering Housing

Series 2007-11, Rev., VRDO, AMT, LIQ: FHLB, 0.04%, 9/8/2021 (b)	5,040	5,040

Series 2007-6, Rev., VRDO, AMT, LIQ: FHLB, 0.04%, 9/8/2021 (b)	4,485	4,485

Series 2007-8, Rev., VRDO, AMT, LIQ: FHLB, 0.04%, 9/8/2021 (b)	5,200	5,200

		43,225

Total Municipal Bonds (Cost $5,508,287)		5,508,287

	SHARES (000)
Variable Rate Demand Preferred Shares — 10.5%

California — 2.1%

Nuveen California Quality Municipal Income Fund

Series 3, LIQ: TD Bank NA, 0.09%, 9/8/2021 # (c)	26,800	26,800

Series 4, LIQ: Royal Bank of Canada, 0.09%, 9/8/2021 # (c)	58,500	58,500

Series 7, LIQ: Royal Bank of Canada, 0.09%, 9/8/2021 # (c)	21,000	21,000

Series 1-1362, LIQ: Societe Generale, 0.11%, 9/8/2021 # (c)	59,200	59,200

		165,500

INVESTMENTS (a)	SHARES (000)	VALUE ($000)

New York — 0.7%

Nuveen New York AMT-Free Quality Municipal Income Fund

Series 5, LIQ: TD Bank NA, 0.06%, 9/8/2021 # (c)	40,000	40,000

Series 1, LIQ: Societe Generale, 0.07%, 9/8/2021 # (c)	18,600	18,600

		58,600

Other — 7.7%

Nuveen AMT-Free Municipal Credit Income Fund

Series 5, LIQ: Societe Generale, 0.07%, 9/8/2021 # (c)	127,000	127,000

Series 6, LIQ: Sumitomo Mitsui Banking Corp., 0.07%, 9/8/2021 # (c)	114,300	114,300

Nuveen AMT-Free Quality Municipal Income Fund Series 3, LIQ: TD Bank NA, 0.07%, 9/8/2021 #(c)	173,500	173,500

Nuveen Quality Municipal Income Fund

Series 1-2118, LIQ: Barclays Bank plc, 0.11%, 9/8/2021 # (c)	51,600	51,600

Series 2-2525, LIQ: Barclays Bank plc, 0.11%, 9/8/2021 # (c)	151,900	151,900

		618,300

Total Variable Rate Demand Preferred Shares (Cost $842,400)		842,400

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 21.1%

Commercial Paper — 21.1%

Alachua County Health Facilities Authority, Tax Exempt Series 08-A, 0.08%, 10/7/2021	25,000	25,000

Board of Regents of the University of Texas System

Series A, 0.10%, 10/8/2021	15,000	15,000

Series A, 0.16%, 10/28/2021	25,000	25,000

Series A, 0.16%, 11/18/2021	20,000	20,000

Series A, 0.09%, 1/7/2022	25,000	25,000

Series A, 0.16%, 3/7/2022	25,000	25,000

Series A, 0.16%, 3/21/2022	22,000	22,000

Series A, 0.15%, 3/29/2022	20,000	20,000

California Statewide Communities Development Authority

Series 08-B, 0.10%, 1/6/2022	14,000	14,000

Series 9B-3, 0.12%, 1/6/2022	15,000	15,000

Series 9B-2, 0.11%, 1/11/2022	15,000	15,000

Series B-5, 0.11%, 1/11/2022	17,600	17,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	69

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

California Statewide Communities Development Authority, Tax Exempt

Series 9B-4, 0.19%, 9/2/2021	20,000	20,000

Series 9B-2, 0.16%, 9/14/2021	50,000	50,000

Series 08-B, 0.16%, 10/5/2021	10,000	10,000

Series 9B-1, 0.16%, 10/5/2021	2,740	2,740

Series 9B-3, 0.17%, 10/6/2021	15,000	15,000

Series 08-C, 0.09%, 10/13/2021	14,110	14,110

Series 08-C, 0.15%, 11/2/2021	10,000	10,000

Series B-5, 0.13%, 11/9/2021	9,000	9,000

Series 09-D, 0.12%, 12/2/2021	10,000	10,000

Series B-6, 0.17%, 12/9/2021	16,250	16,250

Series 08-C, 0.11%, 2/3/2022	26,865	26,865

Series D, 0.11%, 2/8/2022	28,500	28,500

Series 09-D, 0.11%, 2/9/2022	30,000	30,000

City of Dallas, Tax Exempt Series G, 0.07%, 9/23/2021	25,860	25,860

City of Houston, Tax Exempt

Series A, 0.10%, 9/16/2021	10,000	10,000

Series A, 0.11%, 9/23/2021	10,000	10,000

City of Rochester Series 08-C, 0.09%, 10/7/2021	80,000	80,000

City of Rochester, Tax Exempt

Series 2014, 0.10%, 11/4/2021	25,000	25,000

Series 2011, 0.17%, 1/28/2022	50,000	50,000

City of San Antonio, Electric and Gas Systems Series B, 0.07%, 9/27/2021	20,000	20,000

County of Harris

Series A-1, 0.08%, 10/6/2021	4,960	4,960

Series C, 0.08%, 10/6/2021	16,740	16,740

County of Hillsborough, Tax Exempt Series A, 0.12%, 9/23/2021	13,000	13,000

County of Miami-Dade, Tax Exempt Series A-1, 0.11%, 9/1/2021	15,000	15,000

County of Montgomery Series 10-A, 0.07%, 9/16/2021	42,100	42,100

County of York

Series 00B1, 0.07%, 9/1/2021	28,000	28,000

Series 00B3, 0.07%, 9/1/2021	15,200	15,200

Series OOB2, 0.07%, 9/1/2021	28,000	28,000

District of Columbia Series 2019, 0.08%, 11/2/2021	25,000	25,000

East Bay Municipal Utility District Series A-1, 0.07%, 9/2/2021	15,400	15,400

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Health and Educational Facilities Authority of the State of Missouri BJC Health System, Tax Exempt

Series 14-D, 0.08%, 10/14/2021	50,000	50,000

Series 14-E, 0.08%, 10/14/2021	50,000	50,000

Series 14-C, 0.08%, 10/21/2021	30,000	30,000

Health and Educational Facilities Authority of the State of Missouri, Tax Exempt Series 14-B, 0.10%, 9/2/2021	50,000	50,000

Indiana Finance Authority, Tax Exempt

Series D-2, 0.06%, 9/16/2021	35,815	35,815

Series D-2, 0.10%, 10/5/2021	69,000	69,000

Jacksonville Health Care Authority, Tax Exempt Series 2016, 0.17%, 1/28/2022	110,000	110,000

Louisville and Jefferson County Metropolitan Sewer District, Tax Exempt Series A-1, 0.12%, 9/1/2021	15,000	15,000

Maryland Health and Higher Educational Facilities Authority Series B, 0.07%, 9/8/2021	10,000	10,000

Metropolitan Government of Nashville and Davidson County 0.09%, 10/5/2021	25,000	25,000

Norfolk Va Industrial Development Authority, Tax Exempt 0.10%, 9/2/2021	20,000	20,000

Omaha Public Power District Series A, 0.09%, 10/19/2021	15,000	15,000

Omaha Public Power District, Tax Exempt

Series A, 0.08%, 9/8/2021	12,500	12,500

Series A, 0.09%, 11/8/2021	12,500	12,500

Salt River Project Agricultural Improvement and Power District, Tax Exempt 0.10%, 9/2/2021	28,000	28,000

San Francisco City and County Public Utilities Commission Wastewater Series A-1, LOC: Sumitomo Mitsui Banking Corp., 0.08%, 9/9/2021	57,233	57,233

Southwestern Illinois Development Authority, Tax Exempt

Series 17-B, 0.10%, 9/9/2021	49,870	49,870

Series 17-B, 0.08%, 10/7/2021	10,000	10,000

Stafford County & Staunton Industrial Development Authority, Tax Exempt Series 8-A1, 0.07%, 9/2/2021	18,230	18,230

State Building Product, Inc. Series 8, 0.09%, 10/7/2021	17,000	17,000

State of California, Department of Water Resources, Tax Exempt Series 1, 0.06%, 9/8/2021	20,000	20,000

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

State of California, Tax Exempt

Series 11A5, 0.08%, 11/9/2021	12,500	12,500

Series 11A5, 0.07%, 11/18/2021	10,000	10,000

State of Wisconsin, Tax Exempt

Series 06-A, 0.09%, 10/7/2021	14,643	14,643

Series 13-A, 0.09%, 10/7/2021	24,153	24,153

Texas Public Finance Authority Series 2008, 0.09%, 11/3/2021	10,000	10,000

University of Washington Series A, 0.11%, 2/17/2022	9,800	9,800

Total Commercial Paper (Cost $1,691,569)		1,691,569

Total Short-Term Investments (Cost $1,691,569)		1,691,569

Total Investments — 100.2% (Cost $8,042,256) *		8,042,256
Liabilities in Excess of Other Assets — (0.2)%		(13,356)

NET ASSETS — 100.0%		8,028,900

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
PCR	Pollution Control Revenue
PSF-GTD	Permanent School Fund Guaranteed

Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	Amount rounds to less than 0.1% of net assets.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	71

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 72.6%

Alaska — 2.0%

Alaska Housing Finance Corp., Home Mortgage Series A, Rev., VRDO, AMT, LIQ: FHLB, 0.03%, 9/1/2021 (b)	17,665	17,665

Arizona — 0.4%

Tender Option Bond Trust Receipts/Certificates Series 2020-YX1154, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 9/8/2021 (b) (c)	3,125	3,125

Arkansas — 1.4%

City of Osceola, Plum Point Energy Associates Rev., VRDO, LOC: Goldman Sachs & Co. LLC, 0.05%, 9/8/2021 (b)	12,000	12,000

California — 0.3%

San Diego Housing Authority, Multi-Family Housing Series 2006B, Rev., VRDO, LOC: Citibank NA, 0.08%, 9/8/2021 (b)	1,050	1,050

Santa Rosa Rancheria Tachi-Yokut Tribe Enterprise Series A, Rev., VRDO, 0.05%, 9/8/2021 (b)	1,640	1,640

		2,690

Colorado — 5.3%

Colorado Housing and Finance Authority, Multi-Family Project Rev., VRDO, LOC: U.S. Bank NA, 0.05%, 9/8/2021 (b)	4,000	4,000

County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Rev., VRDO, LOC: FHLMC, 0.05%, 9/8/2021 (b)	325	325

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2019-G114, Rev., VRDO, LOC: Royal Bank of Canada, 0.27%, 12/1/2021 (b) (c)	6,000	6,000

Tender Option Bond Trust Receipts/Certificates

Series 2016-ZF0467, Rev., VRDO, LOC: Royal Bank of Canada, 0.09%, 9/8/2021 (b) (c)	30,000	30,000

Series 2018-XG0197, Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2021 (b) (c)	3,250	3,250

Series 2019-XF0757, Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2021 (b) (c)	2,895	2,895

		46,470

Florida — 6.6%

County of Bay, Gulf Power Co. Project Rev., VRDO, AMT, 0.03%, 9/1/2021 (b)	1,045	1,045

County of Broward, Power and Light Co. Project

Series 2018A, Rev., VRDO, AMT, 0.02%, 9/1/2021 (b)	19,590	19,590

Rev., VRDO, 0.03%, 9/1/2021 (b)	3,980	3,980

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

County of Miami-Dade, Seaport Department Series B, Rev., VRDO, AMT, LOC: PNC Bank NA, 0.04%, 9/8/2021 (b)	3,150	3,150

County of St. Lucie, Florida Power and Light Co., Project Rev., VRDO, 0.02%, 9/1/2021 (b)	10,250	10,250

Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Florida Power and Light Co., Project Rev., VRDO, 0.02%, 9/1/2021 (b)	1,600	1,600

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-25, Rev., VRDO, LOC: Royal Bank of Canada, 0.27%, 10/1/2021 (b) (c)	7,600	7,600

Tender Option Bond Trust Receipts/Certificates

Series G-115, Rev., VRDO, 0.27%, 9/1/2021 (b)	8,000	8,000

Series 2019-ZF0826, Rev., VRDO, 0.11%, 9/8/2021 (b)	2,800	2,800

		58,015

Georgia — 0.2%

Athens-Clarke County Unified Government Development Authority, Athletic Association Project Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.01%, 9/1/2021 (b)	135	135

Valdosta & Lowndes County Industrial Development Authority, Steeda Autosports Project Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2021 (b)	1,530	1,530

		1,665

Illinois — 1.3%

County of Will, ExxonMobil Project Rev., VRDO, 0.02%, 9/1/2021 (b)	630	630

Illinois Development Finance Authority, Toyal America, Inc. Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 9/8/2021 (b)	6,000	6,000

Illinois Finance Authority, Edward Health Obligated Group Series 2008C, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	140	140

Tender Option Bond Trust Receipts/Certificates Series 2018-XM0686, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/8/2021 (b) (c)	4,680	4,680

		11,450

Indiana — 0.8%

City of Indianapolis, Multi-Family Housing, Nora Commons Series 2004B, Rev., VRDO, LOC: U.S. Bank NA, 0.09%, 9/8/2021 (b)	600	600

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

Indiana Finance Authority, Parkview Health System, Inc. Series 2009D, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/1/2021 (b)	400	400

Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Rev., VRDO, LOC: Bank of America NA, 0.08%, 9/8/2021 (b)	4,100	4,100

Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2021 (b)	1,860	1,860

		6,960

Iowa — 1.6%

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2019E, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	115	115

Iowa Finance Authority, Solid Waste Facilities, Midamerican Energy Co. Project Rev., VRDO, AMT, 0.07%, 9/8/2021 (b)	14,240	14,240

		14,355

Maryland — 4.4%

Maryland Community Development Administration, Housing and Community Development

Series 2006G, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 0.05%, 9/8/2021 (b)	2,530	2,530

Series 2006J, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 0.05%, 9/8/2021 (b)	36,140	36,140

		38,670

Massachusetts — 2.3%

Blue Hills Regional Technical High School District GO, BAN, 1.00%, 11/5/2021	5,940	5,949

Cape Cod Regional Transit Authority GO, RAN, 1.00%, 7/22/2022	6,500	6,543

City of Pittsfield GO, BAN, 1.00%, 2/25/2022	7,528	7,556

		20,048

Michigan — 1.0%

Michigan State Housing Development Authority, Jackson Project Rev., VRDO, LOC: FHLB, 0.05%, 9/1/2021 (b)	4,360	4,360

Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., VRDO, AMT, LIQ: Industrial & Commercial Bank of China, 0.08%, 9/8/2021 (b)	4,650	4,650

		9,010

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — 0.4%

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2007E, Rev., VRDO, 0.01%, 9/1/2021 (b)	550	550

Series 2009G, Rev., VRDO, 0.01%, 9/1/2021 (b)	475	475

Series 2010K, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,695	1,695

Series 2011D, Rev., VRDO, 0.01%, 9/1/2021 (b)	420	420

		3,140

Missouri — 2.5%

Rib Floater Trust Various States Series 2017-010, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	21,950	21,950

Nebraska — 0.3%

Nebraska Investment Finance Authority, Multi-Family Housing, Irvington Heights Apartment Project Series A, Rev., VRDO, LOC: Citibank NA, 0.06%, 9/8/2021 (b)	2,350	2,350

Nevada — 3.9%

County of Clark Department of Aviation, Subordinate Lien Series C-3, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking Corp., 0.04%, 9/8/2021 (b)	14,415	14,415

County of Clark, Southwest Gas Corp. Project Series 2008A, Rev., VRDO, AMT, LOC: MUFG Union Bank NA, 0.04%, 9/8/2021 (b)	20,000	20,000

		34,415

New Jersey — 10.4%

Borough of Hasbrouck Heights GO, BAN, 0.50%, 9/24/2021	6,532	6,533

Borough of Saddle River GO, BAN, 1.00%, 4/22/2022	5,116	5,140

Tender Option Bond Trust Receipts/Certificates Series 2020-XF0957, Rev., VRDO, LOC: Royal Bank of Canada, 0.09%, 9/8/2021 (b) (c)	2,500	2,500

Township of Berkeley Series 2021A, GO, BAN, 2.00%, 11/18/2021	6,936	6,962

Township of Galloway GO, BAN, 1.00%, 8/10/2022	7,725	7,780

Township of Hamilton Series 2021A, GO, BAN, 1.25%, 2/16/2022	5,972	5,999

Township of Lopatcong GO, 1.00%, 3/18/2022	4,234	4,250

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	73

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

Township of Lyndhurst

GO, BAN, 0.75%, 9/8/2021	8,000	8,001

GO, BAN, 1.00%, 9/8/2021	9,000	9,001

GO, BAN, 1.00%, 10/8/2021	800	801

GO, BAN, 1.00%, 2/4/2022	6,350	6,369

GO, BAN, 1.00%, 3/11/2022	1,500	1,505

Township of Robbinsville Series 2021A, GO, BAN, 1.00%, 7/19/2022	1,858	1,871

Township of Sparta GO, BAN, 1.25%, 10/1/2021	3,418	3,420

Township of West Orange GO, BAN, 1.50%, 5/5/2022	8,465	8,536

Township of Willingboro GO, BAN, 1.00%, 9/2/2021	12,342	12,342

		91,010

New York — 9.0%

Alfred Almond Central School District GO, BAN, 1.25%, 9/15/2021	2,000	2,001

City of Kingston Series 2021A, GO, BAN, 1.50%, 3/18/2022	5,773	5,811

County of Clinton GO, BAN, 1.50%, 7/28/2022	3,214	3,251

Hastings-On-Hudson Union Free School District GO, BAN, 1.50%, 3/4/2022	7,500	7,553

Lakeland Central School District GO, BAN, 1.25%, 8/19/2022	1,059	1,070

Metropolitan Transportation Authority, Dedicated Tax Fund Series 2008A-1, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	540	540

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	1,265	1,265

New York State Housing Finance Agency, 250 West 93rd Street Housing Series 2005A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.05%, 9/8/2021 (b)	2,285	2,285

New York State Housing Finance Agency, 600 West 42nd Street Housing Rev., VRDO, AMT, LOC: FNMA, 0.04%, 9/8/2021 (b)	13,385	13,385

New York State Housing Finance Agency, Saxony Housing Series A, Rev., VRDO, AMT, LOC: FNMA, 0.06%, 9/8/2021 (b)	10,000	10,000

New York State Housing Finance Agency, West 23rd Street Housing Series 2002A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	20,000	20,000

Skaneateles Central School District Series 2021B, GO, BAN, 1.00%, 8/17/2022	1,359	1,369

Springville-Griffith Institute Central School District GO, BAN, 1.00%, 8/19/2022	1,965	1,981

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Tender Option Bond Trust Receipts/Certificates Series 2021-XG0330, Rev., VRDO, LIQ: Bank of America NA, 0.10%, 9/8/2021 (b) (c)	7,040	7,040

Village of Pelham Series 2020A, GO, BAN, 1.25%, 9/17/2021	1,500	1,500

		79,051

North Dakota — 0.5%

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	2,800	2,800

Series 2015E, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	1,995	1,995

		4,795

Ohio — 1.1%

Ohio Housing Finance Agency

Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.04%, 9/8/2021 (b)	5,365	5,365

Series J, Rev., VRDO, AMT, GNMA COLL/FNMA COLL, LIQ: TD Bank NA, 0.04%, 9/8/2021 (b)	4,155	4,155

		9,520

Oregon — 2.5%

Marion County Housing Authority, Residence at Marian Rev., VRDO, LOC: U.S. Bank NA, 0.06%, 9/8/2021 (b)	225	225

Port of Portland, International Airport

Subseries 18A, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 0.04%, 9/8/2021 (b)	3,800	3,800

Subseries 18B, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 0.05%, 9/8/2021 (b)	17,530	17,530

		21,555

Other — 2.1%

FHLMC, Multi-Family

Series M021, Class A, Rev., VRDO, LIQ: FHLMC, 0.05%, 9/8/2021 (b) (c)	9,620	9,620

Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.06%, 9/8/2021 (b) (c)	4,285	4,285

Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.06%, 9/8/2021 (b) (c)	4,620	4,620

		18,525

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — 0.5%

Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2004-83C, Rev., VRDO, AMT, LIQ: TD Bank NA, 0.04%, 9/8/2021 (b)	4,440	4,440

South Carolina — 0.3%

Tender Option Bond Trust Receipts/Certificates Series 2019-ZF0824, Rev., VRDO, LOC: Bank of America NA, 0.10%, 9/8/2021 (b) (c)	2,325	2,325

Tennessee — 0.8%

Tender Option Bond Trust Receipts/Certificates

Series 2020-YX1139, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 9/8/2021 (b) (c)	3,795	3,795

Series 2019-XG0268, Rev., VRDO, LOC: Bank of America NA, 0.09%, 9/8/2021 (b) (c)	3,475	3,475

		7,270

Texas — 6.7%

Calhoun Port Authority, Formosa Plastics Corp. Series 2007A, Rev., VRDO, LOC: PNC Bank NA, 0.06%, 9/8/2021 (b)	9,370	9,370

Calhoun Port Authority, Formosa Plastics Corp. Project Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.05%, 9/8/2021 (b) (c)	10,000	10,000

Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.12%, 9/8/2021 (b)	5,650	5,650

Gulf Coast Authority, Gulf Coast Waste Disposal Authority, Environment Facilities, ExxonMobil Corp. Rev., VRDO, 0.02%, 9/1/2021 (b)	3,200	3,200

Harris County Industrial Development Corp Exxon Corp Project Rev., VRDO, 0.02%, 9/1/2021 (b)	6,800	6,800

Houston Housing Finance Corp., Fairlake Cove Apartments Rev., VRDO, LOC: Citibank NA, 0.05%, 9/8/2021 (b)	1,500	1,500

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project

Subseries B-2, Rev., VRDO, 0.02%, 9/1/2021 (b)	8,455	8,455

Subseries B-4, Rev., VRDO, 0.02%, 9/1/2021 (b)	6,995	6,995

State of Texas, Veterans Housing Assistance Program GO, VRDO, AMT, LIQ: State Street Bank & Trust, 0.06%, 9/8/2021 (b)	6,525	6,525

		58,495

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — 2.8%

Arlington County Industrial Development Authority, Multi-Family, Gates Ballston Apartments Rev., VRDO, LOC: PNC Bank NA, 0.07%, 9/8/2021 (b)	14,330	14,330

Botetourt County Industrial Development Authority Rev., VRDO, LOC: Bank of America NA, 0.07%, 9/8/2021 (b)	7,400	7,400

Lynchburg Economic Development Authority, Centra Health Obligated Group Series 2017B, Rev., VRDO, LOC: Truist Bank, 0.01%, 9/1/2021 (b)	1,710	1,710

Prince William County Industrial Development Authority, Sewer Disposal Facilities, Dale Service Corp. Project Rev., VRDO, LOC: Wells Fargo Bank NA, 0.07%, 9/8/2021 (b)	650	650

		24,090

Washington — 0.7%

King County Housing Authority, Overlake Tod Housing LP Series 2001B, Rev., VRDO, LOC: Bank of America NA, 0.08%, 9/8/2021 (b)	4,075	4,075

Port of Tacoma, Subordinate Lien Rev., VRDO, AMT, LOC: PNC Bank NA, 0.05%, 9/8/2021 (b)	2,000	2,000

		6,075

Wisconsin — 0.5%

Wisconsin Health and Educational Facilities Authority, Medical College Series 2008B, Rev., VRDO, LOC: U.S. Bank NA, 0.01%, 9/1/2021 (b)	275	275

Wisconsin Housing and Economic Development Authority, Multi-Family Housing Series 2007A, Rev., VRDO, LIQ: FHLB, 0.04%, 9/8/2021 (b)	3,940	3,940

		4,215

Total Municipal Bonds (Cost $635,344)		635,344

	SHARES (000)
Variable Rate Demand Preferred Shares — 10.8%

California — 1.1%

Nuveen California Quality Municipal Income Fund Series 4, LIQ: Royal Bank of Canada, 0.09%, 9/8/2021 # (c)	10,000	10,000

Other — 8.5%

BlackRock MuniYield Quality Fund III, Inc. LIQ: TD Bank NA, 0.11%, 9/8/2021 # (c)	30,000	30,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	75

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued

Other — continued

Nuveen Quality Municipal Income Fund

Series 2-2525, LIQ: Barclays Bank plc, 0.11%, 9/8/2021 # (c)	20,000	20,000

Series 3-1277, LIQ: Barclays Bank plc, 0.11%, 9/8/2021 # (c)	24,200	24,200

		74,200

Pennsylvania — 1.2%

BlackRock MuniYield Pennsylvania Quality Fund LIQ: TD Bank NA, 0.10%, 9/8/2021 # (c)	10,000	10,000

Total Variable Rate Demand Preferred Shares (Cost $94,200)		94,200

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 13.9%

Commercial Paper — 13.9%

California Statewide Communities Development Authority Series B-5, 0.11%, 1/11/2022	4,150	4,150

California Statewide Communities Development Authority, Tax Exempt

Series 9B-4, 0.19%, 9/2/2021	5,000	5,000

Series 9B-1, 0.16%, 9/8/2021	10,000	10,000

Series D, 0.16%, 9/8/2021	4,000	4,000

Series 08-B, 0.16%, 10/5/2021	3,000	3,000

Series 9B-3, 0.17%, 10/6/2021	7,500	7,500

City and County of San Francisco, Tax Exempt Series A-4, 0.14%, 9/9/2021	15,000	15,000

City of Atlanta, Airport, Third Lien

Series K-2, 0.14%, 1/6/2022	17,624	17,624

Series K-2, 0.14%, 1/6/2022	4,419	4,419

Series J-2, 0.12%, 2/4/2022	4,454	4,454

City of Houston, Tax Exempt

Series A, 0.10%, 9/16/2021	10,000	10,000

Series A, 0.11%, 9/23/2021	10,000	10,000

County of Miami-Dade, Tax Exempt Series A-1, 0.11%, 9/1/2021	23,442	23,442

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Miami Dade College Foundation, Inc., Tax Exempt

0.09%, 10/1/2021	1,665	1,665

Series 2021, 0.09%, 10/1/2021	1,875	1,875

Total Commercial Paper (Cost $122,129)		122,129

Total Short-Term Investments (Cost $122,129)		122,129

Total Investments — 97.3% (Cost $851,673) *		851,673
Other Assets Less Liabilities — 2.7%		23,614

NET ASSETS — 100.0%		875,287

Percentages indicated are based on net assets.

Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
RAN	Revenue Anticipation Note
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 67.8%

California — 67.8%

Abag Finance Authority for Nonprofit Corp., Public Policy Institute of California Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.01%, 9/8/2021 (b)	900	900

Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.05%, 9/8/2021 (b)	2,860	2,860

Alameda County Joint Powers Authority, Multiple Capital Projects Series 2013A, Rev., 5.00%, 12/1/2021	115	116

Bonita Unified School District Series B, GO, 4.00%, 8/1/2022	160	166

Brentwood Union School District GO, 5.00%, 8/1/2022	150	157

Burlingame Financing Authority, Community Center Project Rev., 5.00%, 7/1/2022	200	208

California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series A, Rev., 5.00%, 8/15/2022	100	105

California Infrastructure & Economic Development Bank, Columbia College Hollywood Project Rev., VRDO, LOC: Wells Fargo Bank NA, 0.04%, 9/8/2021 (b)	545	545

California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project Series 2006, Rev., VRDO, LOC: Bank of America NA, 0.08%, 9/8/2021 (b)	1,425	1,425

California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series A, Rev., VRDO, LIQ: FHLMC, 0.03%, 9/8/2021 (b)	250	250

California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project

Series 2010A, Rev., VRDO, 0.01%, 9/1/2021 (b)	5,910	5,910

Series 2010A, Rev., VRDO, 0.01%, 9/1/2021 (b)	1,290	1,290

California Pollution Control Financing Authority, ExxonMobil Project Rev., VRDO, 0.02%, 9/1/2021 (b)	3,140	3,140

California State Public Works Board, Office of Emergency Services Series 2017F, Rev., 5.00%, 4/1/2022	300	308

California Statewide Communities Development Authority, Rady Children’s Hospital

Series 2008A, Rev., VRDO, LOC: U.S. Bank NA, 0.01%, 9/1/2021 (b)	2,010	2,010

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Series 2008B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.01%, 9/1/2021 (b)	1,790	1,790

Calleguas-Las Virgenes Public Financing Authority, Municipal Water District Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.01%, 9/8/2021 (b)	1,030	1,030

City of Irvine, Reassessment District No. 05-21, Limited Obligation Improvement Series A, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.01%, 9/1/2021 (b)	234	234

City of Los Angeles Rev., TRAN, 4.00%, 6/23/2022	520	536

City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments

Series 1997A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	8,500	8,500

Series 2000A, Rev., VRDO, LOC: FNMA, 0.06%, 9/8/2021 (b)	2,000	2,000

City of Santa Rosa, Wastewater Series 2016A, Rev., 5.00%, 9/1/2021	100	100

Clovis Unified School District, Election of 2020 Series A, GO, 3.00%, 8/1/2022	500	513

County of Monterey COP, 5.00%, 10/1/2021	220	221

County of Riverside, Teeter Plan Obligation Notes, Tax-Exempt Series 2020A, Rev., 0.50%, 10/21/2021	2,000	2,001

County of Solano COP, 5.00%, 11/1/2021	100	101

East Bay Municipal Utility District, Water System Series 2014A, Rev., 5.00%, 6/1/2022	200	207

Fresno County Financing Authority Rev., 5.00%, 4/1/2022	400	411

Imperial Irrigation District Electric System Series 2011D, Rev., 5.00%, 11/1/2021	175	176

Imperial Public Financing Authority, Wastewater Facility Rev., 3.25%, 10/15/2021	100	100

Irvine Ranch Water District

Series A, VRDO, LOC: U.S. Bank NA, 0.01%, 9/1/2021 (b)	1,335	1,335

Series B, VRDO, LOC: Bank of America NA, 0.01%, 9/1/2021 (b)	200	200

Lodi Public Financing Authority Series A, Rev., 4.00%, 10/1/2021	200	201

Los Angeles County Schools, Transportation Pooled Financing Program Series A, Rev., 2.00%, 6/1/2022	8,065	8,181

Los Angeles Department of Water and Power, Water System

Series 2019A-2, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	1,490	1,490

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	77

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Series A-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	845	845

Subseries B-3, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 9/1/2021 (b)	100	100

Metropolitan Water District of Southern California, Waterworks

Series 2018A-2, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	945	945

Series B-2, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	1,200	1,200

Modesto Irrigation District, Domestic Water Project Series 2013G, Rev., AGM, 5.00%, 9/1/2021	100	100

Otay Water District Rev., 5.00%, 9/1/2021	100	100

Palmdale Elementary School District Series 2021A, GO, 4.00%, 8/1/2022	1,625	1,683

Pine Ridge Elementary School District GO, BAN, 4.00%, 2/1/2022	500	508

Placentia-Yorba Linda Unified School District COP, AGM, 4.00%, 10/1/2021	1,240	1,244

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-118, VRDO, LOC: Royal Bank of Canada, 0.17%, 10/1/2021 (b) (c)	2,000	2,000

Riverside County Transportation Commission, Sales Tax Series 2017A, Rev., 4.00%, 6/1/2022	140	144

Sacramento County Sanitation Districts Financing Authority Rev., 5.00%, 12/1/2021	500	506

San Diego County Regional Transportation Commission, Sales Tax Series 2012A, Rev., 5.00%, 4/1/2022	275	283

San Diego Unified School District Series A, Rev., TRAN, 4.00%, 6/30/2022	500	516

San Diego Unified School District, Election of 2008 Series L-2, GO, 4.00%, 7/1/2022	135	139

San Francisco State Building Authority Series A, Rev., 4.00%, 12/1/2021	250	252

San Joaquin County Transportation Authority, Measure K Sales Tax Rev., 5.00%, 3/1/2022	200	205

San Jose Unified School District, Election of 2012 Series 2019F, GO, 4.00%, 8/1/2022	100	103

Southern California Public Power Authority, Magnolia Power Project Rev., VRDO, LOC: U.S. Bank NA, 0.01%, 9/1/2021 (b)	200	200

Southern California Public Power Authority, Southern Transmission Project

Series 2015A, Rev., 5.00%, 7/1/2022	265	276

Series 2018A, Rev., 5.00%, 7/1/2022	300	312

State of California GO, 5.00%, 9/1/2021	500	500

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

State of California Department of Water Resources, Power Supply Series 2015O, Rev., 5.00%, 5/1/2022 (d)	345	356

State of California, Various Purpose GO, 5.00%, 5/1/2022	110	113

Tender Option Bond Trust Receipts/Certificates

Series 2021-XF1240, GO, VRDO, 0.02%, 9/8/2021 (b)	2,000	2,000

Series 2016-XX1040, VRDO, LIQ: Barclays Bank plc, 0.04%, 9/8/2021 (b) (c)	4,160	4,160

Series 2019-ZF2844, COP, VRDO, LIQ: Citibank NA, 0.04%, 9/8/2021 (b) (c)	5,435	5,435

Series 2021-XF1238, Rev., VRDO, 0.04%, 9/8/2021 (b)	1,700	1,700

Series 2021-XG0306, GO, VRDO, LOC: Royal Bank of Canada, 0.04%, 9/8/2021 (b) (c)	3,300	3,300

Series 2016-XF2322, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.05%, 9/8/2021 (b) (c)	7,500	7,500

Series 2018-XF2737, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	2,000	2,000

Series 2018-XM0712, GO, VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	2,230	2,230

Series 2018-ZF0679, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	5,265	5,265

Series 2018-ZF2744, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	6,900	6,900

Series 2018-ZF2771, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	3,080	3,080

Series 2018-ZM0585, GO, VRDO, LIQ: Wells Fargo Bank NA, 0.05%, 9/8/2021 (b) (c)	3,750	3,750

Series 2019-XM0741, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	1,000	1,000

Series 2019-XM0750, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	3,000	3,000

Series 2020-XG0304, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	4,260	4,260

Series 2020-XM0837, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	2,300	2,300

Series 2020-YX1149, Rev., VRDO, LIQ: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	4,775	4,775

Series 2021-XF1219, GO, VRDO, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	5,000	5,000

Series 2021-XF1224, GO, VRDO, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	3,730	3,730

Series 2021-XG0313, GO, VRDO, LOC: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	1,590	1,590

Series 2020-XF2876, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	9,195	9,195

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Series 2020-XL0155, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	4,250	4,250

Series 2020-YX1131, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	4,380	4,380

Series 2020-YX1153, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	7,105	7,105

Turlock Irrigation District Rev., 5.00%, 1/1/2022	100	102

University of California Series 2013AL-3, Rev., VRDO, 0.01%, 9/1/2021 (b)	2,155	2,155

Total Municipal Bonds (Cost $161,509)		161,509

	SHARES (000)
Variable Rate Demand Preferred Shares — 6.7%

California — 6.7%

BlackRock MuniYield California Quality Fund, Inc. Series W7-1665, LIQ: TD Bank NA, 0.09%, 9/8/2021 # (c)	5,000	5,000

Nuveen California Quality Municipal Income Fund

Series 4, LIQ: Royal Bank of Canada, 0.09%, 9/8/2021 # (c)	4,000	4,000

Series 1-1362, LIQ: Societe Generale, 0.11%, 9/8/2021 # (c)	7,000	7,000

Total Variable Rate Demand Preferred Shares (Cost $16,000)		16,000

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 26.1%

Commercial Paper — 26.1%

California Statewide Communities Development Authority, Tax Exempt

Series D, 0.16%, 9/8/2021	8,000	8,000

Series 08-C, 0.09%, 10/13/2021	3,000	3,000

City and County of San Francisco, LOC: U.S. Bank NA, 0.11%, 11/3/2021	2,000	2,000

City of Los Angeles, Wastewater System, Tax Exempt Series A-2, LOC: TD Bank NA, 0.06%, 10/7/2021	6,500	6,500

LA County, Tax Exempt Series B-TE, LOC: U.S. Bank NA, 0.06%, 9/15/2021	5,750	5,750

Municipal Improvement Corp. of Los Angeles, Tax Exempt

Series A-1, LOC: BMO Harris Bank NA, 0.07%, 10/7/2021	1,000	1,000

Series A-1, LOC: BMO Harris Bank NA, 0.08%, 10/7/2021	7,000	7,000

Series A-3, LOC: U.S. Bank NA, 0.08%, 10/14/2021	3,000	3,000

San Francisco City and County Public Utilities Commission Series A-1, LIQ: Bank of America NA, 0.06%, 9/15/2021	6,000	6,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

San Francisco City and County Public Utilities Commission Wastewater Series A-1, LOC: Sumitomo Mitsui Banking Corp., 0.08%, 9/9/2021	11,000	11,000

State of California

Series 11A5, LOC: U.S. Bank NA, 0.07%, 9/20/2021	2,000	2,000

Series A-4, LOC: TD Bank NA, 0.09%, 10/19/2021	5,000	5,000

State of California, Tax Exempt Series A-7, LOC: State Street Bank & Trust, 0.05%, 9/2/2021	2,000	2,000

Total Commercial Paper (Cost $62,250)		62,250

Total Short-Term Investments (Cost $62,250)		62,250

Total Investments — 100.6% (Cost $239,759) *		239,759

Liabilities in Excess of Other Assets — (0.6)%		(1,330)

NET ASSETS — 100.0%		238,429

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	79

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 87.4%

New York — 87.4%

Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.04%, 9/8/2021 (b)	2,380	2,380

Alfred Almond Central School District GO, BAN, 1.25%, 9/15/2021	2,000	2,001

Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC: HSBC Bank USA NA, 0.07%, 9/8/2021 (b)	12,105	12,105

Battery Park City Authority Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (b)	5,300	5,300

Berlin Central School District GO, BAN, 1.00%, 6/29/2022	3,000	3,019

City of Hudson Series 2021A, GO, BAN, 1.00%, 6/24/2022	3,029	3,048

City of Ithaca

GO, BAN, 1.50%, 2/18/2022	5,000	5,031

GO, BAN, 1.00%, 7/22/2022	4,824	4,857

City of Kingston Series 2021A, GO, BAN, 1.50%, 3/18/2022	6,000	6,040

City of New York Subseries 2008L-4, GO, VRDO, LOC: U.S. Bank NA, 0.01%, 9/1/2021 (b)	300	300

City of New York, Fiscal Year 2006 Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	355	355

City of New York, Fiscal Year 2013 Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	3,670	3,670

City of New York, Fiscal Year 2014 Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	400	400

City of New York, Fiscal Year 2017 Subseries 2017A-7, GO, VRDO, LOC: Bank of the West, 0.02%, 9/1/2021 (b)	2,875	2,875

City of New York, Fiscal Year 2019 Series D, Subseries D-4, GO, VRDO, LIQ: Barclays Bank plc, 0.01%, 9/1/2021 (b)	350	350

City of Peekskill GO, BAN, 1.00%, 8/25/2022	1,850	1,865

City of Troy GO, BAN, 1.50%, 7/29/2022	4,832	4,888

County of Chemung Series 2020B, GO, BAN, 1.25%, 10/15/2021	1,000	1,001

County of Clinton GO, BAN, 1.50%, 7/28/2022	3,500	3,541

County of Columbia GO, BAN, 1.25%, 12/10/2021	3,035	3,044

County of Westchester Series 2021B, GO, TAN, 2.00%, 10/18/2021	500	501

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

East Bloomfield Central School District GO, BAN, 1.25%, 6/23/2022	5,353	5,396

Erie County Industrial Development Agency (The), Canisius High School Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.07%, 9/8/2021 (b)	10,450	10,450

Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.05%, 9/8/2021 (b)	2,755	2,755

Hancock Central School District GO, BAN, 1.00%, 7/21/2022	4,331	4,362

Hastings-On-Hudson Union Free School District GO, BAN, 1.50%, 3/4/2022	7,500	7,553

Metropolitan Transportation Authority

Subseries 2005D-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.01%, 9/1/2021 (b)	340	340

Subseries E-3, Rev., VRDO, LOC: Bank of America NA, 0.01%, 9/1/2021 (b)	420	420

Series 2012G-2, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	400	400

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2008A-1, Rev., VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (b)	5,620	5,620

Series 2008B-3C, Rev., VRDO, LOC: PNC Bank NA, 0.03%, 9/8/2021 (b)	15,120	15,120

Nassau County Industrial Development Agency, Clinton Plaza Senior Housing Project Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	6,000	6,000

New York City Housing Development Corp., Multi-Family Mortgage, Susan’s Court Series 2007A, Rev., VRDO, LOC: Citibank NA, 0.06%, 9/8/2021 (b)	10,000	10,000

New York City Housing Development Corp., Multi-Family Mortgage, West 26th Street Development Series 2011B, Rev., VRDO, 0.02%, 9/8/2021 (b)	200	200

New York City Housing Development Corp., Multi-Family Rent Housing Series A, Rev., VRDO, LOC: FNMA, 0.02%, 9/8/2021 (b)	500	500

New York City Housing Development Corp., Multi-Family, 1090 Franklin Avenue Apartments Series 2005A, Rev., VRDO, LOC: Citibank NA, 0.06%, 9/8/2021 (b)	2,320	2,320

New York City Housing Development Corp., West 26th Street Development Series A, Rev., VRDO, LIQ: FHLMC, 0.02%, 9/8/2021 (b)	1,575	1,575

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (b)	300	300

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Subseries 2011A-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 9/1/2021 (b)	2,550	2,550

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	25,800	25,800

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Subseries A-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	160	160

New York City Water and Sewer System, Fiscal Year 2003 Subseries F-1-A, Rev., VRDO, LIQ: Barclays Bank plc, 0.02%, 9/8/2021 (b)	6,695	6,695

New York City Water and Sewer System, Fiscal Year 2012

Subseries A-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	925	925

Subseries A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	1,815	1,815

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2007 Series CC-1, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.03%, 9/8/2021 (b)	615	615

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	13,195	13,195

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015

Series BB, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 9/1/2021 (b)	7,825	7,825

Series 2015BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	200	200

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017 Subseries BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (b)	350	350

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series EE, Subseries EE-1, Rev., VRDO, LIQ: U.S. Bank NA, 0.01%, 9/1/2021 (b)	600	600

New York State Dormitory Authority, Catholic Health System Series 2019B, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.07%, 9/8/2021 (b)	18,000	18,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York State Dormitory Authority, City University System, CONS Fifth General Resolution Series 2008D, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (b)	290	290

New York State Dormitory Authority, Columbia University

Series 2003 B, Rev., VRDO, 0.01%, 9/8/2021 (b)	350	350

Series 2012A, Rev., 5.00%, 10/1/2021	770	773

New York State Dormitory Authority, Cornell University Series 2019B, Rev., VRDO, LIQ: U.S. Bank NA, 0.01%, 9/1/2021 (b)	7,550	7,550

New York State Dormitory Authority, Fordham University Series A-2, Rev., VRDO, LOC: Bank of America NA, 0.01%, 9/8/2021 (b)	250	250

New York State Dormitory Authority, Highland Community Development Corp. Series 1994B, Rev., VRDO, LOC: HSBC Bank USA NA, 0.03%, 9/8/2021 (b)	1,740	1,740

New York State Dormitory Authority, Royal Charter Properties Series A, Rev., VRDO, LOC: FNMA, 0.02%, 9/8/2021 (b)	195	195

New York State Dormitory Authority, Teresian House Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.07%, 9/8/2021 (b)	11,695	11,695

New York State Energy Research and Development Authority, Consolidated Edison Co., Inc. Project

Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.02%, 9/8/2021 (b)	2,700	2,700

Series 2010A-1, Rev., VRDO, LOC: The Bank of Nova Scotia, 0.03%, 9/8/2021 (b)	400	400

Series 2010A-3, Rev., VRDO, LOC: The Bank of Nova Scotia, 0.03%, 9/8/2021 (b)	3,700	3,700

Subseries C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.03%, 9/8/2021 (b)	13,800	13,800

New York State Housing Finance Agency Series 2008-A, Rev., VRDO, LIQ: FHLMC, 0.06%, 9/8/2021 (b)	2,900	2,900

New York State Housing Finance Agency, 10 Barclay Street Series A, Rev., VRDO, LOC: FNMA, 0.01%, 9/8/2021 (b)	300	300

New York State Housing Finance Agency, 29 Flatbush Avenue Housing

Series 2010A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.02%, 9/8/2021 (b)	360	360

Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.02%, 9/8/2021 (b)	165	165

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	81

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York State Housing Finance Agency, 330 West 39th Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.02%, 9/8/2021 (b)	300	300

New York State Housing Finance Agency, 42nd and 10th Associates LLC

Series 2008A, Rev., VRDO, AMT, LIQ: FHLMC, 0.02%, 9/8/2021 (b)	400	400

Series 2010A, Rev., VRDO, AMT, LOC: FHLMC, 0.02%, 9/8/2021 (b)	3,950	3,950

Series 2007A, Rev., VRDO, AMT, LIQ: FHLMC, 0.03%, 9/8/2021 (b)	750	750

New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.02%, 9/8/2021 (b)	520	520

New York State Housing Finance Agency, 600 West 42nd Street Housing Rev., VRDO, AMT, LOC: FNMA, 0.04%, 9/8/2021 (b)	2,160	2,160

New York State Housing Finance Agency, Clarkstown Maplewood Gardens Series 2009A, Rev., VRDO, LOC: FHLMC, 0.03%, 9/8/2021 (b)	1,160	1,160

New York State Housing Finance Agency, Clinton Park Housing Series 2010A, Rev., VRDO, LIQ: FHLMC, 0.02%, 9/8/2021 (b)	585	585

New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.03%, 9/8/2021 (b)	2,650	2,650

New York State Housing Finance Agency, Housing College Arms Apartments Series 2008A, Rev., VRDO, LIQ: FHLMC, 0.02%, 9/8/2021 (b)	325	325

New York State Housing Finance Agency, Liberty Street Realty LLC Series 2003 A, Rev., VRDO, LOC: FHLMC, 0.02%, 9/8/2021 (b)	300	300

New York State Housing Finance Agency, Maiden Lane Properties LLC Series 2004A, Rev., VRDO, LOC: FNMA, 0.02%, 9/8/2021 (b)	500	500

New York State Housing Finance Agency, Saxony Housing Series A, Rev., VRDO, AMT, LOC: FNMA, 0.06%, 9/8/2021 (b)	17,100	17,100

New York State Housing Finance Agency, Tribeca Green Housing Series 2003A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 9/8/2021 (b)	8,895	8,895

New York State Housing Finance Agency, West 23rd Street Housing Series 2002A, Rev., VRDO, LOC: FNMA, 0.05%, 9/8/2021 (b)	5,000	5,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project Rev., VRDO, LOC: HSBC Bank USA NA, 0.06%, 9/8/2021 (b)	3,850	3,850

RBC Municipal Products, Inc. Trust, Floater Certificates (Canada)

Series 2018-G5, GO, VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	6,000	6,000

Series E-137, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	12,800	12,800

Tender Option Bond Trust Receipts/Certificates

Series E-118, GO, VRDO, 0.03%, 9/1/2021 (b)	6,600	6,600

Series 2018-XF2646, Rev., VRDO, 0.04%, 9/8/2021 (b)	1,340	1,340

Series 2020-ZF2918, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.04%, 9/8/2021 (b) (c)	2,430	2,430

Series 2020-ZF2919, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.04%, 9/8/2021 (b) (c)	2,500	2,500

Series 2021-XL0164, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.04%, 9/8/2021 (b) (c)	4,335	4,335

Series 2021-XL0169, Rev., VRDO, LIQ: Bank of America NA, 0.04%, 9/8/2021 (b) (c)	2,905	2,905

Series 2021-XM0939, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.04%, 9/8/2021 (b) (c)	6,400	6,400

Series 2016-ZM0129, Rev., VRDO, 0.05%, 9/8/2021 (b)	4,240	4,240

Series 2017-ZM0544, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	2,220	2,220

Series 2018-XF0635, Rev., VRDO, LIQ: TD Bank NA, 0.05%, 9/8/2021 (b) (c)	6,185	6,185

Series 2018-XF2656, Rev., VRDO, 0.05%, 9/8/2021 (b)	800	800

Series 2018-XM0692, Rev., VRDO, 0.05%, 9/8/2021 (b)	8,000	8,000

Series 2018-ZF2740, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	2,600	2,600

Series 2018-ZM0661, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	5,000	5,000

Series 2018-ZM0682, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	5,000	5,000

Series 2019-XF0829, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	4,015	4,015

Series 2019-XF0838, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	1,600	1,600

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2019-XF0847, Rev., VRDO, LOC: Royal Bank of Canada, 0.05%, 9/8/2021 (b)	5,075	5,075

Series 2019-XF0858, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	4,200	4,200

Series 2019-ZF0832, Rev., VRDO, LOC: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	945	945

Series 2020-XF0947, Rev., VRDO, LIQ: TD Bank NA, 0.05%, 9/8/2021 (b) (c)	9,250	9,250

Series 2020-XG0272, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	5,340	5,340

Series 2020-XG0276, Rev., VRDO, LOC: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	12,955	12,955

Series 2020-XG0277, Rev., VRDO, AGM, LOC: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	15,860	15,860

Series 2020-XM0852, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	13,500	13,500

Series 2020-ZF0929, Rev., VRDO, LOC: Bank of America NA, 0.05%, 9/8/2021 (b) (c)	5,655	5,655

Series 2020-ZM0807, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 9/8/2021 (b) (c)	5,950	5,950

Series 2021-XF2935, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.05%, 9/8/2021 (b) (c)	14,605	14,605

Series 2021-XL0184, GO, VRDO, LIQ: Wells Fargo Bank NA, 0.05%, 9/8/2021 (b) (c)	4,000	4,000

Series 2021-ZF1217, Rev., VRDO, LIQ: Royal Bank of Canada, 0.05%, 9/8/2021 (b) (c)	3,590	3,590

Series 2016-ZF0464, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 9/8/2021 (b) (c)	15,000	15,000

Series 2017-XF2481, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	2,160	2,160

Series 2020-XF2910, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	7,730	7,730

Series 2020-XF2914, Rev., VRDO, BAN, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	22,640	22,640

Series 2020-XL0153, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	2,500	2,500

Series 2020-XX1127, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.06%, 9/8/2021 (b) (c)	5,220	5,220

Town of Greece GO, BAN, 1.50%, 10/15/2021	1,000	1,001

Town of Riverhead Series 2021A, GO, BAN, 1.00%, 8/17/2022	2,900	2,921

Town of Sweden GO, BAN, 1.00%, 12/29/2021	2,000	2,005

Town of Vestal Series 2021A, GO, BAN, 1.00%, 5/6/2022	8,430	8,474

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Triborough Bridge and Tunnel Authority

Series 2002F, Rev., VRDO, LOC: Citibank NA, 0.01%, 9/1/2021 (b)	995	995

Subseries 2005B-4C, Rev., VRDO, LOC: U.S. Bank NA, 0.01%, 9/1/2021 (b)	11,605	11,605

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2001C, Rev., VRDO, LOC: State Street Bank & Trust, 0.01%, 9/1/2021 (b)	5,400	5,400

Series 2003 B-1, Rev., VRDO, LOC: Bank of America NA, 0.01%, 9/1/2021 (b)	6,030	6,030

Series 2005A, Rev., VRDO, LOC: Barclays Bank plc, 0.01%, 9/8/2021 (b)	850	850

Union Springs Central School District GO, BAN, 0.75%, 4/29/2022	4,220	4,224

Victor Central School District Series 2020B, GO, BAN, 1.25%, 9/17/2021	2,560	2,561

Village of Hamburg GO, BAN, 1.00%, 7/21/2022	6,800	6,848

Village of Kings Point, Various Purpose GO, BAN, 1.00%, 7/22/2022	3,410	3,434

Village of Pelham Series 2020A, GO, BAN, 1.25%, 9/17/2021	1,506	1,506

Village of Springville GO, BAN, 1.25%, 11/23/2021	2,000	2,003

Webutuck Central School District GO, BAN, 1.00%, 6/23/2022	4,825	4,855

Total Municipal Bonds (Cost $620,082)		620,082

	SHARES (000)
Variable Rate Demand Preferred Shares — 12.5%

New York — 12.5%

BlackRock MuniYield New York Quality Fund, Inc. Series W7-2477, LIQ: TD Bank NA, 0.10%, 9/8/2021 #(c)	40,000	40,000

Nuveen New York AMT-Free Quality Municipal Income Fund Series 3, LIQ: Sumitomo Mitsui Banking Corp., 0.07%, 9/8/2021 #(c)	28,200	28,200

Nuveen New York Quality Municipal Income Fund Series 1, LIQ: TD Bank NA, 0.10%, 9/8/2021 #(c)	20,500	20,500

Total Variable Rate Demand Preferred Shares (Cost $88,700)		88,700

Total Investments — 99.9% (Cost $708,782) *		708,782
Other Assets Less Liabilities — 0.1%		395

NET ASSETS — 100.0%		709,177

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	83

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CONS	Consolidated Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	85

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund		JPMorgan Securities Lending Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$58,673,110	$2,028,738		$2,929,918
Repurchase agreements, at value	20,961,000	—		138,163
Cash	399,993	2		—	(a)
Receivables:
Investment securities sold	—	56,520		—
Interest from non-affiliates	9,072	1,564		352
Interest from affiliates	1	—		—

Total Assets	80,043,176	2,086,824		3,068,433

LIABILITIES:
Payables:
Distributions	2,280	25		199
Investment securities purchased	—	14,670		—
Accrued liabilities:
Investment advisory fees	3,347	36		65
Administration fees	2,254	24		44
Service fees	388	2		—
Custodian and accounting fees	363	29		32
Trustees’ and Chief Compliance Officer’s fees	39	—	(a)	2
Other	1,670	97		63

Total Liabilities	10,341	14,883		405

Net Assets	$80,032,835	$2,071,941		$3,068,028

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
NET ASSETS:
Paid-in-Capital	$80,032,748	$2,071,831	$3,067,814
Total distributable earnings (loss)	87	110	214

Total Net Assets	$80,032,835	$2,071,941	$3,068,028

Net Assets:
Academy	$1,108,084	$—	$—
Agency	1,431,292	16,794	—
Agency SL	—	—	3,068,028
Capital	50,189,516	128,702	—
Class C	606	—	—
Empower	15,026	—	—
IM	9,176,885	1,386,411	—
Institutional Class	16,009,645	540,034	—
Morgan	1,032,832	—	—
Premier	1,068,012	—	—
Reserve	937	—	—

Total	$80,032,835	$2,071,941	$3,068,028

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Academy	1,107,462	—	—
Agency	1,430,151	16,785	—
Agency SL	—	—	3,067,931
Capital	50,165,450	128,633	—
Class C	605	—	—
Empower	15,019	—	—
IM	9,172,211	1,385,709	—
Institutional Class	16,001,549	539,763	—
Morgan	1,031,802	—	—
Premier	1,067,345	—	—
Reserve	937	—	—

Net Asset Value offering and redemption price per share
Academy	$1.0006	$—	$—
Agency	1.0008	1.0005	—
Agency SL	—	—	1.0000
Capital	1.0005	1.0005	—
Class C	1.0005	—	—
Empower	1.0004	—	—
IM	1.0005	1.0005	—
Institutional Class	1.0005	1.0005	—
Morgan	1.0010	—	—
Premier	1.0006	—	—
Reserve	1.0008	—	—

Cost of investments in non-affiliates	$58,668,067	$2,028,716	$2,929,735
Cost of repurchase agreements	20,961,000	—	138,163

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	87

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$6,616,304		$122,578,648	$11,774,168
Repurchase agreements, at value	884,000		123,848,340	12,422,285
Cash	15,000		5,302,737	797,424
Receivables:
Fund shares sold	—		69,341	—
Interest from non-affiliates	985		88,559	7,676
Interest from affiliates	—	(a)	13	2

Total Assets	7,516,289		251,887,638	25,001,555

LIABILITIES:
Payables:
Distributions	71		2,274	68
Investment securities purchased	—		4,874,290	—
Fund shares redeemed	—		66,843	—
Accrued liabilities:
Investment advisory fees	437		5,221	609
Administration fees	292		3,515	410
Service fees	103		1,028	3
Custodian and accounting fees	34		616	80
Trustees’ and Chief Compliance Officer’s fees	—		38	4
Other	252		1,356	185

Total Liabilities	1,189		4,955,181	1,359

Net Assets	$7,515,100		$246,932,457	$25,000,196

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$7,515,406	$246,935,274	$25,000,991
Total distributable earnings (loss)	(306)	(2,817)	(795)

Total Net Assets	$7,515,100	$246,932,457	$25,000,196

Net Assets:
Academy	$—	$7,797,755	$100
Agency	890,713	21,574,482	1,710,588
Capital	2,221,407	159,696,677	10,910,694
Class C	21,966	—	380,521
E*Trade	—	386,375	—
Empower	—	2,809,209	600,030
IM	—	9,201,074	120
Institutional Class	2,065,176	30,998,713	8,743,561
Investor	2,380	1,395,779	18,120
Morgan	522,666	2,167,045	477,255
Premier	1,786,105	4,849,598	2,129,677
Reserve	4,687	5,608,614	29,530
Service	—	447,136	—

Total	$7,515,100	$246,932,457	$25,000,196

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Academy	—	7,797,860	100
Agency	890,728	21,574,689	1,710,623
Capital	2,221,423	159,698,562	10,911,054
Class C	21,968	—	380,531
E*Trade	—	386,380	—
Empower	—	2,809,236	600,045
IM	—	9,201,163	120
Institutional Class	2,065,224	30,999,052	8,743,853
Investor	2,380	1,395,818	18,121
Morgan	522,679	2,167,064	477,273
Premier	1,786,143	4,849,652	2,129,737
Reserve	4,688	5,608,637	29,532
Service	—	447,141	—
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$6,616,304	$122,578,648	$11,774,168
Cost of repurchase agreements	884,000	123,848,340	12,422,285

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	89

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$2,219,422		$97,803,331	$8,042,256
Cash	70,946		1,574,863	2
Receivables:
Due from custodian	—		—	5,510
Investment securities sold	—		—	6,030
Investment securities sold — delayed delivery securities	—		—	455
Fund shares sold	1,391		—	—
Interest from non-affiliates	504		11,383	5,265
Interest from affiliates	—	(a)	4	—

Total Assets	2,292,263		99,389,581	8,059,518

LIABILITIES:
Payables:
Distributions	5		298	80
Investment securities purchased	—		3,999,554	30,010
Fund shares redeemed	483		—	—
Accrued liabilities:
Investment advisory fees	36		2,016	190
Administration fees	24		1,358	128
Service fees	—		16	15
Custodian and accounting fees	11		280	42
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1	1
Other	143		2,056	152

Total Liabilities	702		4,005,579	30,618

Net Assets	$2,291,561		$95,384,002	$8,028,900

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$2,291,713	$95,384,203	$8,028,875
Total distributable earnings (loss)	(152)	(201)	25

Total Net Assets	$2,291,561	$95,384,002	$8,028,900

Net Assets:
Academy	$—	$147,400	$—
Agency	167,555	3,683,612	297,283
Capital	—	59,584,234	—
Empower	—	517,538	—
IM	—	1,573	—
Institutional Class	1,944,755	24,031,615	5,759,983
Morgan	51,332	2,197,433	18,931
Premier	127,919	2,020,399	390,643
Reserve	—	3,200,198	1,562,060

Total	$2,291,561	$95,384,002	$8,028,900

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Academy	—	147,400	—
Agency	167,599	3,683,621	297,265
Capital	—	59,584,286	—
Empower	—	517,538	—
IM	—	1,573	—
Institutional Class	1,945,126	24,031,657	5,759,627
Morgan	51,339	2,197,436	18,930
Premier	127,942	2,020,403	390,620
Reserve	—	3,200,200	1,561,980
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$2,219,422	$97,803,331	$8,042,256

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	91

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$851,673	$239,759	$708,782
Cash	5	4	5
Receivables:
Investment securities sold	23,355	190	—
Investment securities sold — delayed delivery securities	110	100	—
Interest from non-affiliates	737	161	471
Due from adviser	—	9	—

Total Assets	875,880	240,223	709,258

LIABILITIES:
Payables:
Distributions	4	2	6
Investment securities purchased	—	1,683	—
Accrued liabilities:
Investment advisory fees	35	—	7
Administration fees	23	—	4
Service fees	1	1	1
Custodian and accounting fees	11	8	11
Trustees’ and Chief Compliance Officer’s fees	—	—	—	(a)
Other	519	100	52

Total Liabilities	593	1,794	81

Net Assets	$875,287	$238,429	$709,177

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$875,128	$238,420	$709,169
Total distributable earnings (loss)	159	9	8

Total Net Assets	$875,287	$238,429	$709,177

Net Assets:
Agency	$36,515	$3,026	$67,716
Institutional Class	732,006	94,530	477,412
Morgan	31,145	5,146	51,924
Premier	52,206	125,770	107,133
Reserve	—	—	1,941
Service	23,415	9,957	3,051

Total	$875,287	$238,429	$709,177

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	36,505	3,024	67,714
Institutional Class	731,873	94,485	477,394
Morgan	31,137	5,144	51,922
Premier	52,194	125,716	107,123
Reserve	—	—	1,941
Service	23,410	9,952	3,051

Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$851,673	$239,759	$708,782

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	93

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$68,388	$851	$2,515
Interest income from affiliates	206	—	—

Total investment income	68,594	851	2,515

EXPENSES:
Investment advisory fees	30,893	686	1,218
Administration fees	18,224	404	718
Distribution fees (See Note 4)	4	—	—
Service fees (See Note 4)	25,626	286	—
Custodian and accounting fees	823	77	94
Interest expense to affiliates	—	— (a)	—
Professional fees	373	31	40
Trustees’ and Chief Compliance Officer’s fees	130	15	18
Printing and mailing costs	25	4	5
Registration and filing fees	216	61	50
Transfer agency fees (See Note 2.F.)	923	75	42
Other	134	9	12

Total expenses	77,371	1,648	2,197

Less fees waived	(35,000)	(920)	(1,283)
Less expense reimbursements	(39)	(10)	—

Net expenses	42,332	718	914

Net investment income (loss)	26,262	133	1,601

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	128	61	— (a)
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(3,185)	(86)	(243)

Net realized/unrealized gains (losses)	(3,057)	(25)	(243)

Change in net assets resulting from operations	$23,205	$108	$1,358

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9,176	$80,323	$8,027
Interest income from affiliates	8	2,080	348
Income from interfund lending (net)	29	—	—

Total investment income	9,213	82,403	8,375

EXPENSES:
Investment advisory fees	3,878	92,853	11,220
Administration fees	2,280	54,825	6,615
Distribution fees (See Note 4)	408	5,653	1,746
Service fees (See Note 4)	7,099	88,317	13,670
Custodian and accounting fees	126	1,430	238
Professional fees	72	866	145
Trustees’ and Chief Compliance Officer’s fees	25	294	50
Printing and mailing costs	34	342	10
Registration and filing fees	310	598	185
Transfer agency fees (See Note 2.F.)	147	1,986	267
Other	34	307	68

Total expenses	14,413	247,471	34,214

Less fees waived	(6,318)	(191,474)	(27,252)

Net expenses	8,095	55,997	6,962

Net investment income (loss)	1,118	26,406	1,413

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	17	666	19

Change in net assets resulting from operations	$1,135	$27,072	$1,432

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	95

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands)

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$784	$25,682	$4,805
Interest income from affiliates	13	817	—	(a)

Total investment income	797	26,499	4,805

EXPENSES:
Investment advisory fees	978	40,585	3,357
Administration fees	576	23,954	1,977
Distribution fees (See Note 4)	26	5,201	1,943
Service fees (See Note 4)	1,487	43,154	6,286
Custodian and accounting fees	36	820	109
Interest expense to affiliates	—	—	—	(a)
Professional fees	34	500	64
Trustees’ and Chief Compliance Officer’s fees	16	129	23
Printing and mailing costs	56	126	16
Registration and filing fees	35	305	113
Transfer agency fees (See Note 2.F.)	45	975	83
Other	7	308	25

Total expenses	3,296	116,057	13,996

Less fees waived	(2,572)	(92,457)	(9,816)

Net expenses	724	23,600	4,180

Net investment income (loss)	73	2,899	625

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	25	260	41

Change in net assets resulting from operations	$98	$3,159	$666

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$721	$149		$551

Total investment income	721	149		551

EXPENSES:
Investment advisory fees	396	106		300
Administration fees	233	63		177
Distribution fees (See Note 4)	92	36		41
Service fees (See Note 4)	640	268		557
Custodian and accounting fees	33	25		28
Interest expense to affiliates	1	—	(a)	—
Professional fees	26	24		26
Trustees’ and Chief Compliance Officer’s fees	13	13		14
Printing and mailing costs	8	—	(a)	2
Registration and filing fees	152	43		52
Transfer agency fees (See Note 2.F.)	11	5		18
Other	7	4		6

Total expenses	1,612	587		1,221

Less fees waived	(971)	(437)		(725)
Less expense reimbursements	—	(16)		—

Net expenses	641	134		496

Net investment income (loss)	80	15		55

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	3	32		32

Change in net assets resulting from operations	$83	$47		$87

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	97

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$26,262	$221,473	$133	$3,794
Net realized gain (loss)	128	(4,387)	61	38
Change in net unrealized appreciation/depreciation	(3,185)	(13,881)	(86)	27

Change in net assets resulting from operations	23,205	203,205	108	3,859

DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(454)	(5,115)	—	—
Agency	(43)	(6,701)	(1)	(109)
Capital	(17,672)	(125,957)	(11)	(969)
Class C	— (a)	— (a)	—	—
Empower (b)	— (a)	— (a)	—	—
IM	(3,052)	(21,519)	(99)	(1,844)
Institutional Class	(4,968)	(54,268)	(23)	(885)
Morgan	(36)	(3,813)	—	—
Premier	(36)	(4,287)	—	—
Reserve	— (a)	(7)	—	—

Total distributions to shareholders	(26,261)	(221,667)	(134)	(3,807)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	5,391,618	11,621,607	866,716	234,831

NET ASSETS:
Change in net assets	5,388,562	11,603,145	866,690	234,883
Beginning of period	74,644,273	63,041,128	1,205,251	970,368

End of period	$80,032,835	$74,644,273	$2,071,941	$1,205,251

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,601	$14,791	$1,118	$29,986
Net realized gain (loss)	— (a)	32	17	(105)
Change in net unrealized appreciation/depreciation	(243)	(388)	—	—

Change in net assets resulting from operations	1,358	14,435	1,135	29,881

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	—	—	(69)	(4,177)
Agency SL	(1,601)	(14,799)	—	—
Capital	—	—	(620)	(8,499)
Class C	—	—	(2)	(23)
Institutional Class	—	—	(259)	(10,443)
Investor	—	—	— (a)	(5)
Morgan	—	—	(37)	(1,023)
Premier	—	—	(132)	(5,822)
Reserve	—	—	— (a)	(5)

Total distributions to shareholders	(1,601)	(14,799)	(1,119)	(29,997)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	899,684	(1,286,873)	(4,628,805)	1,377,345

NET ASSETS:
Change in net assets	899,441	(1,287,237)	(4,628,789)	1,377,229
Beginning of period	2,168,587	3,455,824	12,143,889	10,766,660

End of period	$3,068,028	$2,168,587	$7,515,100	$12,143,889

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	99

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$26,406	$227,359	$1,413	$37,726
Net realized gain (loss)	666	2,189	19	147

Change in net assets resulting from operations	27,072	229,548	1,432	37,873

DISTRIBUTIONS TO SHAREHOLDERS:
Academy (a)	(943)	(943)	(2)	— (b)
Agency	(482)	(14,865)	(45)	(1,871)
Capital	(21,840)	(155,537)	(879)	(18,293)
Class C	—	—	(2)	(66)
E*Trade	(12)	(91)	—	—
Empower (c)	(241)	(3)	(20)	— (b)
IM	(1,097)	(11,890)	(1)	(59)
Institutional Class	(1,615)	(40,132)	(409)	(16,365)
Investor	(3)	(408)	— (b)	(14)
Morgan	(7)	(1,050)	(4)	(280)
Premier	(162)	(2,239)	(53)	(777)
Reserve	(1)	(9)	— (b)	(2)
Service	(2)	(192)	—	—

Total distributions to shareholders	(26,405)	(227,359)	(1,415)	(37,727)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	27,801,914	59,925,595	(5,047,162)	(1,070,505)

NET ASSETS:
Change in net assets	27,802,581	59,927,784	(5,047,145)	(1,070,359)
Beginning of period	219,129,876	159,202,092	30,047,341	31,117,700

End of period	$246,932,457	$219,129,876	$25,000,196	$30,047,341

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan U.S. Treasury Plus Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$73	$4,526	$2,899	$111,634
Net realized gain (loss)	25	103	260	349

Change in net assets resulting from operations	98	4,629	3,159	111,983

DISTRIBUTIONS TO SHAREHOLDERS:
Academy (a)	—	—	(2)	— (b)
Agency	(7)	(416)	(111)	(4,948)
Capital	—	—	(1,966)	(68,689)
Empower (c)	—	—	(13)	— (b)
IM	—	—	— (b)	(139)
Institutional Class	(61)	(4,032)	(728)	(34,267)
Morgan	— (b)	(26)	(9)	(1,042)
Premier	(4)	(165)	(59)	(1,692)
Reserve	—	—	(12)	(858)

Total distributions to shareholders	(72)	(4,639)	(2,900)	(111,635)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(623,572)	(153,564)	1,568,883	27,696,843

NET ASSETS:
Change in net assets	(623,546)	(153,574)	1,569,142	27,697,191
Beginning of period	2,915,107	3,068,681	93,814,860	66,117,669

End of period	$2,291,561	$2,915,107	$95,384,002	$93,814,860

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	101

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$625	$33,548	$80	$4,364
Net realized gain (loss)	41	326	3	240

Change in net assets resulting from operations	666	33,874	83	4,604

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(10)	(2,119)	(1)	(392)
Institutional Class	(555)	(27,418)	(74)	(3,533)
Morgan	(1)	(38)	(1)	(97)
Premier	(13)	(1,861)	(2)	(326)
Reserve	(46)	(2,180)	—	—
Service	—	—	(1)	(93)

Total distributions to shareholders	(625)	(33,616)	(79)	(4,441)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,298,082)	(3,194,896)	(161,486)	(1,003,518)

NET ASSETS:
Change in net assets	(1,298,041)	(3,194,638)	(161,482)	(1,003,355)
Beginning of period	9,326,941	12,521,579	1,036,769	2,040,124

End of period	$8,028,900	$9,326,941	$875,287	$1,036,769

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15	$1,201	$55	$5,169
Net realized gain (loss)	32	4	32	35

Change in net assets resulting from operations	47	1,205	87	5,204

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	— (a)	(96)	(2)	(616)
Institutional Class	(12)	(768)	(48)	(3,505)
Morgan	— (a)	(14)	(2)	(148)
Premier	(4)	(315)	(3)	(1,128)
Reserve	—	—	— (a)	(2)
Service	— (a)	(29)	— (a)	(12)

Total distributions to shareholders	(16)	(1,222)	(55)	(5,411)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(61,235)	(277,067)	(53,353)	(1,939,822)

NET ASSETS:
Change in net assets	(61,204)	(277,084)	(53,321)	(1,940,029)
Beginning of period	299,633	576,717	762,498	2,702,527

End of period	$238,429	$299,633	$709,177	$762,498

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	103

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$1,495,969	$10,812,924	$—	$—
Distributions reinvested	285	4,954	—	—
Cost of shares redeemed	(1,400,098)	(9,958,527)	—	—

Change in net assets resulting from Academy capital transactions	96,156	859,351	—	—

Agency
Proceeds from shares issued	78,984,987	193,502,553	100	92,536
Distributions reinvested	5	905	—	—
Cost of shares redeemed	(79,046,516)	(194,527,084)	(6,469)	(111,100)

Change in net assets resulting from Agency capital transactions	(61,524)	(1,023,626)	(6,369)	(18,564)

Capital
Proceeds from shares issued	101,730,578	209,438,972	133,487	910,083
Distributions reinvested	8,553	50,747	— (a)	5
Cost of shares redeemed	(94,415,548)	(200,291,129)	(42,668)	(1,100,429)

Change in net assets resulting from Capital capital transactions	7,323,583	9,198,590	90,819	(190,341)

Class C
Proceeds from shares issued	27	144	—	—
Distributions reinvested	— (a)	— (a)	—	—
Cost of shares redeemed	(156)	(216)	—	—

Change in net assets resulting from Class C capital transactions	(129)	(72)	—	—

Empower (b)
Proceeds from shares issued	15,001	25	—	—
Distributions reinvested	— (a)	— (a)	—	—
Cost of shares redeemed	— (a)	—	—	—

Change in net assets resulting from Empower capital transactions	15,001	25	—	—

IM
Proceeds from shares issued	34,285,801	63,328,864	4,587,309	10,095,234
Distributions reinvested	45	424	—	1
Cost of shares redeemed	(32,624,587)	(61,356,133)	(3,866,850)	(9,820,586)

Change in net assets resulting from IM capital transactions	1,661,259	1,973,155	720,459	274,649

Institutional Class
Proceeds from shares issued	43,118,207	109,426,840	1,882,309	3,710,832
Distributions reinvested	850	9,243	2	12
Cost of shares redeemed	(46,172,273)	(105,976,352)	(1,820,504)	(3,541,757)

Change in net assets resulting from Institutional Class capital transactions	(3,053,216)	3,459,731	61,807	169,087

Morgan
Proceeds from shares issued	98,254,883	361,658,306	—	—
Distributions reinvested	10	289	—	—
Cost of shares redeemed	(98,575,285)	(363,184,162)	—	—

Change in net assets resulting from Morgan capital transactions	(320,392)	(1,525,567)	—	—

Premier
Proceeds from shares issued	15,910,251	64,986,438	—	—
Distributions reinvested	1	156	—	—
Cost of shares redeemed	(16,179,226)	(66,295,646)	—	—

Change in net assets resulting from Premier capital transactions	(268,974)	(1,309,052)	—	—

Reserve
Proceeds from shares issued	— (a)	223,787	—	—
Distributions reinvested	— (a)	1	—	—
Cost of shares redeemed	(146)	(234,716)	—	—

Change in net assets resulting from Reserve capital transactions	(146)	(10,928)	—	—

Total change in net assets resulting from capital transactions	$5,391,618	$11,621,607	$866,716	$234,831

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Academy
Issued	1,495,103	10,806,224	—	—
Reinvested	285	4,950	—	—
Redeemed	(1,399,286)	(9,950,246)	—	—

Change in Academy Shares	96,102	860,928	—	—

Agency
Issued	78,921,334	193,317,779	100	92,498
Reinvested	5	904	—	—
Redeemed	(78,982,840)	(194,342,963)	(6,466)	(111,041)

Change in Agency Shares	(61,501)	(1,024,280)	(6,366)	(18,543)

Capital
Issued	101,680,967	209,314,230	133,411	909,700
Reinvested	8,548	50,715	— (a)	5
Redeemed	(94,369,465)	(200,185,491)	(42,646)	(1,099,996)

Change in Capital Shares	7,320,050	9,179,454	90,765	(190,291)

Class C
Issued	27	144	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(156)	(216)	—	—

Change in Class C Shares	(129)	(72)	—	—

Empower (b)
Issued	14,994	25	—	—
Reinvested	— (a)	— (a)	—	—

Change in Empower Shares	14,994	25	—	—

IM
Issued	34,268,578	63,290,845	4,585,020	10,089,303
Reinvested	45	424	—	1
Redeemed	(32,608,099)	(61,318,187)	(3,864,919)	(9,815,078)

Change in IM Shares	1,660,524	1,973,082	720,101	274,226

Institutional Class
Issued	43,097,138	109,359,201	1,881,369	3,708,890
Reinvested	850	9,237	2	12
Redeemed	(46,149,629)	(105,914,893)	(1,819,601)	(3,540,013)

Change in Institutional Class Shares	(3,051,641)	3,453,545	61,770	168,889

Morgan
Issued	98,155,016	361,242,207	—	—
Reinvested	10	288	—	—
Redeemed	(98,475,114)	(362,768,920)	—	—

Change in Morgan Shares	(320,088)	(1,526,425)	—	—

Premier
Issued	15,900,373	64,934,609	—	—
Reinvested	1	156	—	—
Redeemed	(16,169,196)	(66,243,682)	—	—

Change in Premier Shares	(268,822)	(1,308,917)	—	—

Reserve
Issued	— (a)	223,644	—	—
Reinvested	— (a)	1	—	—
Redeemed	(146)	(234,570)	—	—

Change in Reserve Shares	(146)	(10,925)	—	—

(a)	Amount rounds to less than one thousand.
(b)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	105

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$—	$—	$224,604	$2,558,142
Distributions reinvested	—	—	30	1,694
Cost of shares redeemed	—	—	(568,724)	(2,777,765)

Change in net assets resulting from Agency capital transactions	—	—	(344,090)	(217,929)

Agency SL
Proceeds from shares issued	14,155,300	28,133,590	—	—
Cost of shares redeemed	(13,255,616)	(29,420,463)	—	—

Change in net assets resulting from Agency SL capital transactions	899,684	(1,286,873)	—	—

Capital
Proceeds from shares issued	—	—	1,028,491	8,655,873
Distributions reinvested	—	—	211	3,477
Cost of shares redeemed	—	—	(3,614,106)	(6,148,396)

Change in net assets resulting from Capital capital transactions	—	—	(2,585,404)	2,510,954

Class C
Proceeds from shares issued	—	—	2,129	65,821
Distributions reinvested	—	—	2	23
Cost of shares redeemed	—	—	(13,985)	(50,447)

Change in net assets resulting from Class C capital transactions	—	—	(11,854)	15,397

Institutional Class
Proceeds from shares issued	—	—	423,111	4,789,318
Distributions reinvested	—	—	47	2,591
Cost of shares redeemed	—	—	(1,413,800)	(5,148,812)

Change in net assets resulting from Institutional Class capital transactions	—	—	(990,642)	(356,903)

Investor
Proceeds from shares issued	—	—	4,316	4,376
Distributions reinvested	—	—	— (a)	5
Cost of shares redeemed	—	—	(8,125)	(6,096)

Change in net assets resulting from Investor capital transactions	—	—	(3,809)	(1,715)

Morgan
Proceeds from shares issued	—	—	136,317	774,116
Distributions reinvested	—	—	37	1,010
Cost of shares redeemed	—	—	(241,230)	(690,894)

Change in net assets resulting from Morgan capital transactions	—	—	(104,876)	84,232

Premier
Proceeds from shares issued	—	—	464,915	5,412,304
Distributions reinvested	—	—	57	2,611
Cost of shares redeemed	—	—	(1,052,128)	(6,073,471)

Change in net assets resulting from Premier capital transactions	—	—	(587,156)	(658,556)

Reserve
Proceeds from shares issued	—	—	623	3,931
Distributions reinvested	—	—	— (a)	5
Cost of shares redeemed	—	—	(1,597)	(2,071)

Change in net assets resulting from Reserve capital transactions	—	—	(974)	1,865

Total change in net assets resulting from capital transactions	$899,684	$(1,286,873)	$(4,628,805)	$1,377,345

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Agency
Issued	—	—	224,604	2,558,142
Reinvested	—	—	30	1,694
Redeemed	—	—	(568,724)	(2,777,765)

Change in Agency Shares	—	—	(344,090)	(217,929)

Agency SL
Issued	14,154,409	28,129,071	—	—
Redeemed	(13,254,847)	(29,415,847)	—	—

Change in Agency SL Shares	899,562	(1,286,776)	—	—

Capital
Issued	—	—	1,028,491	8,655,873
Reinvested	—	—	211	3,477
Redeemed	—	—	(3,614,106)	(6,148,396)

Change in Capital Shares	—	—	(2,585,404)	2,510,954

Class C
Issued	—	—	2,129	65,821
Reinvested	—	—	2	23
Redeemed	—	—	(13,985)	(50,447)

Change in Class C Shares	—	—	(11,854)	15,397

Institutional Class
Issued	—	—	423,111	4,789,318
Reinvested	—	—	47	2,591
Redeemed	—	—	(1,413,800)	(5,148,812)

Change in Institutional Class Shares	—	—	(990,642)	(356,903)

Investor
Issued	—	—	4,316	4,376
Reinvested	—	—	— (a)	5
Redeemed	—	—	(8,125)	(6,096)

Change in Investor Shares	—	—	(3,809)	(1,715)

Morgan
Issued	—	—	136,317	774,116
Reinvested	—	—	37	1,010
Redeemed	—	—	(241,230)	(690,894)

Change in Morgan Shares	—	—	(104,876)	84,232

Premier
Issued	—	—	464,915	5,412,304
Reinvested	—	—	57	2,611
Redeemed	—	—	(1,052,128)	(6,073,471)

Change in Premier Shares	—	—	(587,156)	(658,556)

Reserve
Issued	—	—	623	3,931
Reinvested	—	—	— (a)	5
Redeemed	—	—	(1,597)	(2,071)

Change in Reserve Shares	—	—	(974)	1,865

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	107

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Academy (a)
Proceeds from shares issued	$32,976,020	$12,944,824	$323,000	$17,600
Distributions reinvested	671	681	2	— (b)
Cost of shares redeemed	(28,868,438)	(9,341,057)	(340,502)	—

Change in net assets resulting from Academy capital transactions	4,108,253	3,604,448	(17,500)	17,600

Agency
Proceeds from shares issued	915,861,690	1,600,808,292	69,609,008	152,635,506
Distributions reinvested	17	512	6	241
Cost of shares redeemed	(910,436,045)	(1,598,792,375)	(69,763,709)	(152,514,765)

Change in net assets resulting from Agency capital transactions	5,425,662	2,016,429	(154,695)	120,982

Capital
Proceeds from shares issued	896,275,399	1,460,504,688	75,350,195	165,049,187
Distributions reinvested	10,651	78,945	421	6,742
Cost of shares redeemed	(879,774,352)	(1,403,663,957)	(77,979,277)	(161,462,580)

Change in net assets resulting from Capital capital transactions	16,511,698	56,919,676	(2,628,661)	3,593,349

Class C
Proceeds from shares issued	—	—	331,874	368,506
Distributions reinvested	—	—	2	66
Cost of shares redeemed	—	—	(344,902)	(267,852)

Change in net assets resulting from Class C capital transactions	—	—	(13,026)	100,720

E*Trade
Proceeds from shares issued	180,139	347,481	—	—
Distributions reinvested	12	91	—	—
Cost of shares redeemed	(198,533)	(241,169)	—	—

Change in net assets resulting from E*Trade capital transactions	(18,382)	106,403	—	—

Empower (c)
Proceeds from shares issued	2,375,000	500,025	600,000	25
Distributions reinvested	208	3	20	— (b)
Cost of shares redeemed	(66,029)	—	(15)	—

Change in net assets resulting from Empower capital transactions	2,309,179	500,028	600,005	25

IM
Proceeds from shares issued	32,142,240	55,334,290	114,240	162,293
Distributions reinvested	151	1,164	— (b)	—
Cost of shares redeemed	(30,258,649)	(55,462,128)	(138,396)	(175,446)

Change in net assets resulting from IM capital transactions	1,883,742	(126,674)	(24,156)	(13,153)

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	216,590,063	499,546,688	32,675,740	111,052,658
Distributions reinvested	411	10,718	187	4,900
Cost of shares redeemed	(225,200,486)	(503,195,206)	(35,987,565)	(115,889,477)

Change in net assets resulting from Institutional Class capital transactions	(8,610,012)	(3,637,800)	(3,311,638)	(4,831,919)

Investor
Proceeds from shares issued	5,752,128	716,851	113,024	309,268
Distributions reinvested	3	408	— (b)	— (b)
Cost of shares redeemed	(5,199,286)	(559,132)	(111,508)	(322,601)

Change in net assets resulting from Investor capital transactions	552,845	158,127	1,516	(13,333)

Morgan
Proceeds from shares issued	130,842,676	290,553,607	53,129,304	95,567,595
Distributions reinvested	3	384	1	27
Cost of shares redeemed	(130,546,363)	(290,747,454)	(53,088,233)	(95,866,297)

Change in net assets resulting from Morgan capital transactions	296,316	(193,463)	41,072	(298,675)

Premier
Proceeds from shares issued	102,302,899	161,795,078	14,799,488	28,900,319
Distributions reinvested	15	310	17	350
Cost of shares redeemed	(102,474,158)	(160,870,362)	(14,364,552)	(28,645,366)

Change in net assets resulting from Premier capital transactions	(171,244)	925,026	434,953	255,303

Reserve
Proceeds from shares issued	14,197,247	457,562	661,068	333,712
Distributions reinvested	1	9	— (b)	2
Cost of shares redeemed	(8,616,049)	(450,986)	(636,100)	(335,118)

Change in net assets resulting from Reserve capital transactions	5,581,199	6,585	24,968	(1,404)

Service
Proceeds from shares issued	32,815	216,977	—	—
Distributions reinvested	2	192	—	—
Cost of shares redeemed	(100,159)	(570,359)	—	—

Change in net assets resulting from Service capital transactions	(67,342)	(353,190)	—	—

Total change in net assets resulting from capital transactions	$27,801,914	$59,925,595	$(5,047,162)	$(1,070,505)

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan U.S. Treasury Plus Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	109

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Academy (a)
Issued	32,976,020	12,944,824	323,000	17,600
Reinvested	671	681	2	— (b)
Redeemed	(28,868,305)	(9,341,057)	(340,502)	—

Change in Academy Shares	4,108,386	3,604,448	(17,500)	17,600

Agency
Issued	915,861,690	1,600,808,292	69,608,992	152,635,506
Reinvested	17	512	6	241
Redeemed	(910,435,851)	(1,598,792,375)	(69,763,709)	(152,514,765)

Change in Agency Shares	5,425,856	2,016,429	(154,711)	120,982

Capital
Issued	896,275,399	1,460,504,688	75,350,189	165,049,187
Reinvested	10,651	78,945	421	6,742
Redeemed	(879,773,902)	(1,403,663,957)	(77,979,083)	(161,462,580)

Change in Capital Shares	16,512,148	56,919,676	(2,628,473)	3,593,349

Class C
Issued	—	—	331,874	368,506
Reinvested	—	—	2	66
Redeemed	—	—	(344,898)	(267,852)

Change in Class C Shares	—	—	(13,022)	100,720

E*Trade
Issued	180,139	347,481	—	—
Reinvested	12	91	—	—
Redeemed	(198,529)	(241,169)	—	—

Change in E*Trade Shares	(18,378)	106,403	—	—

Empower (c)
Issued	2,375,000	500,025	600,000	25
Reinvested	208	3	20	— (b)
Redeemed	(66,000)	—	—	—

Change in Empower Shares	2,309,208	500,028	600,020	25

IM
Issued	32,142,192	55,334,290	114,240	162,293
Reinvested	151	1,164	— (b)	—
Redeemed	(30,258,649)	(55,462,128)	(138,396)	(175,446)

Change in IM Shares	1,883,694	(126,674)	(24,156)	(13,153)

Institutional Class
Issued	216,589,236	499,546,688	32,675,516	111,052,658
Reinvested	411	10,718	187	4,900
Redeemed	(225,200,486)	(503,195,206)	(35,987,547)	(115,889,477)

Change in Institutional Class Shares	(8,610,839)	(3,637,800)	(3,311,844)	(4,831,919)

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS: (continued)
Investor
Issued	5,752,128	716,851	113,024	309,268
Reinvested	3	408	— (b)	— (b)
Redeemed	(5,199,273)	(559,132)	(111,508)	(322,601)

Change in Investor Shares	552,858	158,127	1,516	(13,333)

Morgan
Issued	130,842,676	290,553,607	53,129,296	95,567,595
Reinvested	3	384	1	27
Redeemed	(130,546,311)	(290,747,454)	(53,088,233)	(95,866,297)

Change in Morgan Shares	296,368	(193,463)	41,064	(298,675)

Premier
Issued	102,302,899	161,795,078	14,799,488	28,900,319
Reinvested	15	310	17	350
Redeemed	(102,474,136)	(160,870,362)	(14,364,530)	(28,645,366)

Change in Premier Shares	(171,222)	925,026	434,975	255,303

Reserve
Issued	14,197,247	457,562	661,058	333,712
Reinvested	1	9	— (b)	2
Redeemed	(8,616,025)	(450,986)	(636,088)	(335,118)

Change in Reserve Shares	5,581,223	6,585	24,970	(1,404)

Service
Issued	32,769	216,977	—	—
Reinvested	2	192	—	—
Redeemed	(100,159)	(570,359)	—	—

Change in Service Shares	(67,388)	(353,190)	—	—

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan U.S. Treasury Plus Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	111

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Academy (a)
Proceeds from shares issued	$—	$—	$424,200	$49,400
Distributions reinvested	—	—	— (b)	— (b)
Cost of shares redeemed	—	—	(294,400)	(31,800)

Change in net assets resulting from Academy capital transactions	—	—	129,800	17,600

Agency
Proceeds from shares issued	500,887	2,560,354	222,436,366	463,009,206
Distributions reinvested	2	121	15	589
Cost of shares redeemed	(652,094)	(2,484,434)	(222,940,692)	(463,019,159)

Change in net assets resulting from Agency capital transactions	(151,205)	76,041	(504,311)	(9,364)

Capital
Proceeds from shares issued	—	—	126,602,917	382,146,647
Distributions reinvested	—	—	936	26,787
Cost of shares redeemed	—	—	(125,386,056)	(356,770,899)

Change in net assets resulting from Capital capital transactions	—	—	1,217,797	25,402,535

Empower (c)
Proceeds from shares issued	—	—	517,500	25
Distributions reinvested	—	—	13	— (b)

Change in net assets resulting from Empower capital transactions	—	—	517,513	25

IM
Proceeds from shares issued	—	—	25,952	431,773
Distributions reinvested	—	—	— (b)	139
Cost of shares redeemed	—	—	(24,606)	(443,570)

Change in net assets resulting from IM capital transactions	—	—	1,346	(11,658)

Institutional Class
Proceeds from shares issued	3,002,468	12,654,908	47,801,184	113,569,290
Distributions reinvested	34	1,394	129	8,195
Cost of shares redeemed	(3,402,056)	(12,884,383)	(47,867,589)	(111,762,217)

Change in net assets resulting from Institutional Class capital transactions	(399,554)	(228,081)	(66,276)	1,815,268

Morgan
Proceeds from shares issued	35,675	88,923	31,633,049	75,789,478
Distributions reinvested	— (b)	24	7	786
Cost of shares redeemed	(37,890)	(70,128)	(31,687,248)	(75,562,104)

Change in net assets resulting from Morgan capital transactions	(2,215)	18,819	(54,192)	228,160

Premier
Proceeds from shares issued	284,636	1,306,694	4,055,335	12,237,468
Distributions reinvested	2	60	13	244
Cost of shares redeemed	(355,236)	(1,327,097)	(4,034,952)	(12,774,776)

Change in net assets resulting from Premier capital transactions	(70,598)	(20,343)	20,396	(537,064)

Reserve
Proceeds from shares issued	—	—	7,193,850	16,083,935
Distributions reinvested	—	—	— (b)	16
Cost of shares redeemed	—	—	(6,887,040)	(15,292,610)

Change in net assets resulting from Reserve capital transactions	—	—	306,810	791,341

Total change in net assets resulting from capital transactions	$(623,572)	$(153,564)	$1,568,883	$27,696,843

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Academy (a)
Issued	—	—	424,200	49,400
Reinvested	—	—	— (b)	— (b)
Redeemed	—	—	(294,400)	(31,800)

Change in Academy Shares	—	—	129,800	17,600

Agency
Issued	500,887	2,560,350	222,436,366	463,009,202
Reinvested	2	121	15	589
Redeemed	(652,094)	(2,484,420)	(222,940,692)	(463,019,159)

Change in Agency Shares	(151,205)	76,051	(504,311)	(9,368)

Capital
Issued	—	—	126,602,918	382,146,647
Reinvested	—	—	937	26,787
Redeemed	—	—	(125,386,056)	(356,770,851)

Change in Capital Shares	—	—	1,217,799	25,402,583

Empower (c)
Issued	—	—	517,500	25
Reinvested	—	—	13	— (b)

Change in Empower Shares	—	—	517,513	25

IM
Issued	—	—	25,952	431,781
Reinvested	—	—	— (b)	131
Redeemed	—	—	(24,606)	(443,570)

Change in IM Shares	—	—	1,346	(11,658)

Institutional Class
Issued	3,002,467	12,654,869	47,801,184	113,569,217
Reinvested	34	1,394	129	8,195
Redeemed	(3,402,056)	(12,884,348)	(47,867,589)	(111,762,217)

Change in Institutional Class Shares	(399,555)	(228,085)	(66,276)	1,815,195

Morgan
Issued	35,675	88,890	31,633,049	75,789,478
Reinvested	— (b)	24	7	786
Redeemed	(37,890)	(70,095)	(31,687,248)	(75,562,098)

Change in Morgan Shares	(2,215)	18,819	(54,192)	228,166

Premier
Issued	284,636	1,306,688	4,055,335	12,237,468
Reinvested	2	60	13	244
Redeemed	(355,236)	(1,327,097)	(4,034,952)	(12,774,774)

Change in Premier Shares	(70,598)	(20,349)	20,396	(537,062)

Reserve
Issued	—	—	7,193,850	16,083,935
Reinvested	—	—	— (b)	16
Redeemed	—	—	(6,887,040)	(15,292,590)

Change in Reserve Shares	—	—	306,810	791,361

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	113

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$27,361	$848,146	$11,938	$218,883
Distributions reinvested	— (a)	253	1	104
Cost of shares redeemed	(102,536)	(1,258,223)	(36,303)	(270,871)

Change in net assets resulting from Agency capital transactions	(75,175)	(409,824)	(24,364)	(51,884)

Institutional Class
Proceeds from shares issued	11,101,671	29,765,334	3,334,324	6,326,892
Distributions reinvested	51	1,990	45	2,091
Cost of shares redeemed	(12,200,422)	(32,082,322)	(3,436,482)	(7,183,133)

Change in net assets resulting from Institutional Class capital transactions	(1,098,700)	(2,314,998)	(102,113)	(854,150)

Morgan
Proceeds from shares issued	4,362	67,584	1,488	86,688
Distributions reinvested	1	38	1	97
Cost of shares redeemed	(8,263)	(55,634)	(14,198)	(78,412)

Change in net assets resulting from Morgan capital transactions	(3,900)	11,988	(12,709)	8,373

Premier
Proceeds from shares issued	42,712	1,033,554	9,770	128,703
Distributions reinvested	1	71	— (a)	49
Cost of shares redeemed	(150,927)	(1,382,269)	(26,801)	(194,794)

Change in net assets resulting from Premier capital transactions	(108,214)	(348,644)	(17,031)	(66,042)

Reserve
Proceeds from shares issued	3,408,680	8,608,499	—	—
Distributions reinvested	1	5	—	—
Cost of shares redeemed	(3,420,774)	(8,741,922)	—	—

Change in net assets resulting from Reserve capital transactions	(12,093)	(133,418)	—	—

Service
Proceeds from shares issued	—	—	4,062	—
Distributions reinvested	—	—	1	92
Cost of shares redeemed	—	—	(9,332)	(39,907)

Change in net assets resulting from Service capital transactions	—	—	(5,269)	(39,815)

Total change in net assets resulting from capital transactions	$(1,298,082)	$(3,194,896)	$(161,486)	$(1,003,518)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Agency
Issued	27,349	848,146	11,938	218,883
Reinvested	— (a)	253	1	104
Redeemed	(102,536)	(1,258,223)	(36,303)	(270,864)

Change in Agency Shares	(75,187)	(409,824)	(24,364)	(51,877)

Institutional Class
Issued	11,101,588	29,765,334	3,334,324	6,326,873
Reinvested	51	1,990	45	2,091
Redeemed	(12,200,422)	(32,082,322)	(3,436,482)	(7,183,133)

Change in Institutional Class Shares	(1,098,783)	(2,314,998)	(102,113)	(854,169)

Morgan
Issued	4,362	67,584	1,488	86,688
Reinvested	1	38	1	97
Redeemed	(8,263)	(55,634)	(14,198)	(78,412)

Change in Morgan Shares	(3,900)	11,988	(12,709)	8,373

Premier
Issued	42,712	1,033,554	9,770	128,703
Reinvested	1	71	— (a)	49
Redeemed	(150,880)	(1,382,269)	(26,801)	(194,788)

Change in Premier Shares	(108,167)	(348,644)	(17,031)	(66,036)

Reserve
Issued	3,408,680	8,608,499	—	—
Reinvested	1	5	—	—
Redeemed	(3,420,725)	(8,741,922)	—	—

Change in Reserve Shares	(12,044)	(133,418)	—	—

Service
Issued	—	—	4,062	—
Reinvested	—	—	1	92
Redeemed	—	—	(9,332)	(39,901)

Change in Service Shares	—	—	(5,269)	(39,809)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	115

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$626	$89,722	$8,269	$181,856
Distributions reinvested	— (a)	— (a)	— (a)	— (a)
Cost of shares redeemed	(19,316)	(92,897)	(13,367)	(371,702)

Change in net assets resulting from Agency capital transactions	(18,690)	(3,175)	(5,098)	(189,846)

Institutional Class
Proceeds from shares issued	99,976	372,860	691,644	1,320,304
Distributions reinvested	2	4	10	105
Cost of shares redeemed	(162,200)	(503,841)	(746,844)	(2,413,099)

Change in net assets resulting from Institutional Class capital transactions	(62,222)	(130,977)	(55,190)	(1,092,690)

Morgan
Proceeds from shares issued	539	33,813	2,135	27,493
Distributions reinvested	— (a)	14	2	143
Cost of shares redeemed	(2,516)	(29,152)	(10,149)	(29,866)

Change in net assets resulting from Morgan capital transactions	(1,977)	4,675	(8,012)	(2,230)

Premier
Proceeds from shares issued	161,400	483,690	52,597	894,945
Distributions reinvested	— (a)	78	— (a)	325
Cost of shares redeemed	(137,636)	(615,018)	(37,414)	(1,546,070)

Change in net assets resulting from Premier capital transactions	23,764	(131,250)	15,183	(650,800)

Reserve
Proceeds from shares issued	—	—	571	4,281
Distributions reinvested	—	—	— (a)	2
Cost of shares redeemed	—	—	(128)	(3,908)

Change in net assets resulting from Reserve capital transactions	—	—	443	375

Service
Proceeds from shares issued	182	2	55	1
Distributions reinvested	— (a)	29	— (a)	12
Cost of shares redeemed	(2,292)	(16,371)	(734)	(4,644)

Change in net assets resulting from Service capital transactions	(2,110)	(16,340)	(679)	(4,631)

Total change in net assets resulting from capital transactions	$(61,235)	$(277,067)	$(53,353)	$(1,939,822)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Agency
Issued	626	89,714	8,269	181,854
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(19,311)	(92,894)	(13,367)	(371,696)

Change in Agency Shares	(18,685)	(3,180)	(5,098)	(189,842)

Institutional Class
Issued	99,970	372,851	691,645	1,320,271
Reinvested	2	4	10	105
Redeemed	(162,188)	(503,824)	(746,844)	(2,413,093)

Change in Institutional Class Shares	(62,216)	(130,969)	(55,189)	(1,092,717)

Morgan
Issued	539	33,811	2,135	27,488
Reinvested	— (a)	14	2	143
Redeemed	(2,515)	(29,152)	(10,149)	(29,866)

Change in Morgan Shares	(1,976)	4,673	(8,012)	(2,235)

Premier
Issued	161,387	483,680	52,597	894,939
Reinvested	— (a)	78	— (a)	325
Redeemed	(137,634)	(615,011)	(37,414)	(1,546,038)

Change in Premier Shares	23,753	(131,253)	15,183	(650,774)

Reserve
Issued	—	—	571	4,281
Reinvested	—	—	— (a)	3
Redeemed	—	—	(128)	(3,908)

Change in Reserve Shares	—	—	443	376

Service
Issued	182	—	55	1
Reinvested	— (a)	29	— (a)	12
Redeemed	(2,292)	(16,367)	(734)	(4,644)

Change in Service Shares	(2,110)	(16,338)	(679)	(4,631)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	117

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Prime Money Market Fund*
Academy
Six Months Ended August 31, 2021 (Unaudited)	$1.0006	$0.0004		$—	(d)	$0.0004		$(0.0004)	$—		$(0.0004)
Year Ended February 28, 2021	1.0006	0.0036		—	(d)	0.0036		(0.0036)	—	(d)	(0.0036)
May 15, 2019 (e) through February 29, 2020	1.0003	0.0162		0.0003		0.0165		(0.0162)	—		(0.0162)

Agency
Six Months Ended August 31, 2021 (Unaudited)	1.0008	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2021	1.0007	0.0028		0.0001		0.0029		(0.0028)	—	(d)	(0.0028)
Year Ended February 29, 2020	1.0003	0.0205		0.0004		0.0209		(0.0205)	—	(d)	(0.0205)
Year Ended February 28, 2019	1.0001	0.0204		0.0002		0.0206		(0.0204)	—	(d)	(0.0204)
Year Ended February 28, 2018	1.0004	0.0114	(g)	(0.0004)		0.0110		(0.0113)	—	(d)	(0.0113)
Year Ended February 28, 2017	1.0000	0.0036	(g)	0.0016		0.0052		(0.0048)	—	(d)	(0.0048)

Capital
Six Months Ended August 31, 2021 (Unaudited)	1.0005	0.0004		—	(d)	0.0004		(0.0004)	—		(0.0004)
Year Ended February 28, 2021	1.0005	0.0036		—	(d)	0.0036		(0.0036)	—	(d)	(0.0036)
Year Ended February 29, 2020	1.0003	0.0213		0.0002		0.0215		(0.0213)	—	(d)	(0.0213)
Year Ended February 28, 2019	1.0001	0.0212		0.0002		0.0214		(0.0212)	—	(d)	(0.0212)
Year Ended February 28, 2018	1.0004	0.0122	(g)	(0.0004)		0.0118		(0.0121)	—	(d)	(0.0121)
Year Ended February 28, 2017	1.0000	0.0047	(g)	0.0014		0.0061		(0.0057)	—	(d)	(0.0057)

Class C
Six Months Ended August 31, 2021 (Unaudited)	1.0005	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2021	1.0005	0.0006		—	(d)	0.0006		(0.0006)	—	(d)	(0.0006)
Year Ended February 29, 2020	1.0003	0.0134		0.0002		0.0136		(0.0134)	—	(d)	(0.0134)
Year Ended February 28, 2019	1.0001	0.0133		0.0002		0.0135		(0.0133)	—	(d)	(0.0133)
Year Ended February 28, 2018	1.0004	0.0039	(g)	—	(d)	0.0039		(0.0042)	—	(d)	(0.0042)
Year Ended February 28, 2017	1.0000	0.0001	(g)	0.0006		0.0007		(0.0003)	—	(d)	(0.0003)

Empower
Six Months Ended August 31, 2021 (Unaudited)	1.0005	0.0004		(0.0001)		0.0003		(0.0004)	—		(0.0004)
February 23, 2021 (e) through February 28, 2021	1.0005	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)

IM
Six Months Ended August 31, 2021 (Unaudited)	1.0006	0.0004		(0.0001)		0.0003		(0.0004)	—		(0.0004)
Year Ended February 28, 2021	1.0006	0.0039		—	(d)	0.0039		(0.0039)	—	(d)	(0.0039)
Year Ended February 29, 2020	1.0003	0.0216		0.0003		0.0219		(0.0216)	—	(d)	(0.0216)
Year Ended February 28, 2019	1.0001	0.0215		0.0002		0.0217		(0.0215)	—	(d)	(0.0215)
Year Ended February 28, 2018	1.0004	0.0124	(g)	(0.0004)		0.0120		(0.0123)	—	(d)	(0.0123)
Year Ended February 28, 2017	1.0000	0.0055	(g)	0.0007		0.0062		(0.0058)	—	(d)	(0.0058)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.0005	0.0003		—	(d)	0.0003		(0.0003)	—		(0.0003)
Year Ended February 28, 2021	1.0005	0.0033		—	(d)	0.0033		(0.0033)	—	(d)	(0.0033)
Year Ended February 29, 2020	1.0003	0.0210		0.0002		0.0212		(0.0210)	—	(d)	(0.0210)
Year Ended February 28, 2019	1.0001	0.0209		0.0002		0.0211		(0.0209)	—	(d)	(0.0209)
Year Ended February 28, 2018	1.0004	0.0119	(g)	(0.0004)		0.0115		(0.0118)	—	(d)	(0.0118)
Year Ended February 28, 2017	1.0000	0.0044	(g)	0.0014		0.0058		(0.0054)	—	(d)	(0.0054)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Commencement of offering of class of shares.
(f)	Amount rounds to less than 0.005%.
(g)	Calculated based upon average shares outstanding.
*	The JPMorgan Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0006	0.04%		$1,108,084	0.10%	0.08%	0.19%
1.0006	0.36		1,011,973	0.17	0.38	0.19
1.0006	1.66		150,519	0.18	1.69	0.26

1.0008	0.00	(f)	1,431,292	0.17	0.01	0.29
1.0008	0.29		1,492,906	0.24	0.30	0.29
1.0007	2.11		2,517,667	0.26	2.05	0.30
1.0003	2.08		2,474,137	0.26	2.09	0.31
1.0001	1.10		1,494,001	0.26	1.14	0.31
1.0004	0.52		1,002,964	0.26	0.36	0.31

1.0005	0.04		50,189,516	0.10	0.08	0.18
1.0005	0.36		42,867,638	0.16	0.31	0.19
1.0005	2.17		33,683,247	0.18	2.09	0.20
1.0003	2.16		26,725,832	0.18	2.13	0.21
1.0001	1.18		24,654,174	0.18	1.22	0.21
1.0004	0.61		20,091,103	0.17	0.47	0.21

1.0005	0.00	(f)	606	0.17	0.01	5.13
1.0005	0.06		734	0.46	0.06	4.90
1.0005	1.37		806	0.97	1.38	3.88
1.0003	1.36		1,218	0.97	1.30	2.80
1.0001	0.39		2,012	0.97	0.39	2.27
1.0004	0.07		4,289	0.60	0.01	1.20

1.0004	0.03		15,026	0.08	0.07	5.82
1.0005	0.00	(f)	25	0.12	0.10	0.19

1.0005	0.03		9,176,885	0.10	0.08	0.13
1.0006	0.39		7,515,957	0.13	0.35	0.14
1.0006	2.21		5,541,728	0.15	2.12	0.15
1.0003	2.19		1,896,262	0.16	2.13	0.16
1.0001	1.21		2,032,079	0.16	1.24	0.16
1.0004	0.62		2,010,581	0.16	0.55	0.17

1.0005	0.03		16,009,645	0.12	0.06	0.23
1.0005	0.33		19,063,596	0.19	0.30	0.24
1.0005	2.14		15,607,982	0.21	2.07	0.25
1.0003	2.13		11,691,618	0.21	2.12	0.26
1.0001	1.15		8,567,374	0.21	1.19	0.26
1.0004	0.58		6,081,787	0.20	0.44	0.26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Prime Money Market Fund* (continued)
Morgan
Six Months Ended August 31, 2021 (Unaudited)	$1.0011	$—	(d)	$(0.0001)	$(0.0001)	$— (d)	$—		$— (d)
Year Ended February 28, 2021	1.0008	0.0016		0.0003	0.0019	(0.0016)	—	(d)	(0.0016)
Year Ended February 29, 2020	1.0003	0.0180		0.0005	0.0185	(0.0180)	—	(d)	(0.0180)
Year Ended February 28, 2019	1.0001	0.0179		0.0002	0.0181	(0.0179)	—	(d)	(0.0179)
Year Ended February 28, 2018	1.0004	0.0089	(g)	(0.0005)	0.0084	(0.0087)	—	(d)	(0.0087)
Year Ended February 28, 2017	1.0000	0.0014	(g)	0.0012	0.0026	(0.0022)	—	(d)	(0.0022)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.0007	—	(d)	(0.0001)	(0.0001)	— (d)	—		— (d)
Year Ended February 28, 2021	1.0006	0.0019		0.0001	0.0020	(0.0019)	—	(d)	(0.0019)
Year Ended February 29, 2020	1.0003	0.0186		0.0003	0.0189	(0.0186)	—	(d)	(0.0186)
Year Ended February 28, 2019	1.0001	0.0185		0.0002	0.0187	(0.0185)	—	(d)	(0.0185)
Year Ended February 28, 2018	1.0004	0.0096	(g)	(0.0005)	0.0091	(0.0094)	—	(d)	(0.0094)
Year Ended February 28, 2017	1.0000	0.0020	(g)	0.0013	0.0033	(0.0029)	—	(d)	(0.0029)

Reserve
Six Months Ended August 31, 2021 (Unaudited)	1.0009	—	(d)	(0.0001)	(0.0001)	— (d)	—		— (d)
Year Ended February 28, 2021	1.0007	0.0010		0.0002	0.0012	(0.0010)	—	(d)	(0.0010)
Year Ended February 29, 2020	1.0003	0.0161		0.0004	0.0165	(0.0161)	—	(d)	(0.0161)
Year Ended February 28, 2019	1.0001	0.0160		0.0002	0.0162	(0.0160)	—	(d)	(0.0160)
Year Ended February 28, 2018	1.0004	0.0062	(g)	0.0004	0.0066	(0.0069)	—	(d)	(0.0069)
Year Ended February 28, 2017	1.0000	0.0003	(g)	0.0013	0.0016	(0.0012)	—	(d)	(0.0012)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Commencement of offering of class of shares.
(f)	Amount rounds to less than 0.005%.
(g)	Calculated based upon average shares outstanding.
*	The JPMorgan Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0010	(0.01)%	$1,032,832	0.17%	0.01%	0.50%
1.0011	0.19	1,353,316	0.38	0.22	0.50
1.0008	1.87	2,880,586	0.51	1.78	0.51
1.0003	1.82	2,395,205	0.52	1.88	0.53
1.0001	0.84	739,866	0.52	0.89	0.56
1.0004	0.26	534,288	0.52	0.14	0.54

1.0006	(0.01)	1,068,012	0.17	0.01	0.44
1.0007	0.20	1,337,044	0.35	0.22	0.44
1.0006	1.91	2,646,576	0.45	1.83	0.45
1.0003	1.89	1,884,553	0.45	1.90	0.46
1.0001	0.91	1,093,169	0.45	0.96	0.46
1.0004	0.33	687,368	0.45	0.20	0.46

1.0008	(0.01)	937	0.17	0.01	3.25
1.0009	0.12	1,084	0.53	0.33	2.00
1.0007	1.66	12,017	0.70	1.59	0.94
1.0003	1.64	13,024	0.70	1.57	0.85
1.0001	0.66	15,846	0.70	0.62	0.76
1.0004	0.16	99,446	0.58	0.03	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2021 (Unaudited)	$1.0005	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—		$— (d)
Year Ended February 28, 2021	1.0001	0.0023		0.0004		0.0027		(0.0023)	—	(d)	(0.0023)
Year Ended February 29, 2020	1.0000	0.0117		0.0001	(f)	0.0118		(0.0117)	—	(d)	(0.0117)
March 1, 2018 (g) through February 28, 2019	1.0000	0.0123		—	(d)	0.0123		(0.0123)	—	(d)	(0.0123)

Capital
Six Months Ended August 31, 2021 (Unaudited)	1.0006	0.0001		(0.0001)		—	(d)	(0.0001)	—		(0.0001)
Year Ended February 28, 2021	1.0000	0.0028		0.0006		0.0034		(0.0028)	—	(d)	(0.0028)
Year Ended February 29, 2020	1.0000	0.0125		—	(d)	0.0125		(0.0125)	—	(d)	(0.0125)
March 1, 2018 (g) through February 28, 2019	1.0000	0.0131		—	(d)	0.0131		(0.0131)	—	(d)	(0.0131)

IM
Six Months Ended August 31, 2021 (Unaudited)	1.0005	0.0001		—	(d)	0.0001		(0.0001)	—		(0.0001)
Year Ended February 28, 2021	1.0000	0.0030		0.0005		0.0035		(0.0030)	—	(d)	(0.0030)
Year Ended February 29, 2020	1.0000	0.0127		—	(d)	0.0127		(0.0127)	—	(d)	(0.0127)
March 1, 2018 (g) through February 28, 2019	1.0000	0.0133		—	(d)	0.0133		(0.0133)	—	(d)	(0.0133)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.0005	0.0001		—	(d)	0.0001		(0.0001)	—		(0.0001)
Year Ended February 28, 2021	1.0000	0.0026		0.0005		0.0031		(0.0026)	—	(d)	(0.0026)
Year Ended February 29, 2020	1.0000	0.0122		—	(d)	0.0122		(0.0122)	—	(d)	(0.0122)
March 1, 2018 (g) through February 28, 2019	1.0000	0.0128		—	(d)	0.0128		(0.0128)	—	(d)	(0.0128)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Amount rounds to less than 0.005%.
(f)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.0005	0.00	%(e)	$16,794	0.11%		0.01%		0.42%
1.0005	0.27		23,163	0.24		0.25		0.36
1.0001	1.19		41,696	0.26		1.15		0.38
1.0000	1.24		17,148	0.26	(h)	1.36	(h)	2.96	(h)

1.0005	0.00	(e)	128,702	0.09		0.02		0.24
1.0006	0.34		37,889	0.18		0.41		0.22
1.0000	1.26		228,168	0.18		1.18		0.24
1.0000	1.32		72,933	0.18	(h)	1.42	(h)	0.40	(h)

1.0005	0.01		1,386,411	0.08		0.02		0.15
1.0005	0.35		665,960	0.15		0.18		0.16
1.0000	1.28		391,386	0.16		1.24		0.18
1.0000	1.34		475,368	0.16	(h)	1.32	(h)	0.23	(h)

1.0005	0.01		540,034	0.09		0.01		0.26
1.0005	0.31		478,239	0.20		0.23		0.26
1.0000	1.23		309,118	0.21		1.20		0.28
1.0000	1.29		377,900	0.21	(h)	1.40	(h)	0.37	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Securities Lending Money Market Fund
Agency SL
Six Months Ended August 31, 2021 (Unaudited)	$1.0001	$0.0005	$(0.0001)	$0.0004	$(0.0005)	$—		$(0.0005)
Year Ended February 28, 2021	1.0002	0.0045	(0.0001)	0.0044	(0.0045)	—	(d)	(0.0045)
Year Ended February 29, 2020	1.0001	0.0222	0.0001	0.0223	(0.0222)	—	(d)	(0.0222)
September 19, 2018 (e) through February 28, 2019	1.0000	0.0109	0.0001	0.0110	(0.0109)	—		(0.0109)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Commencement of operations.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.0000	0.04%	$3,068,028	0.06%		0.11%		0.14%
1.0001	0.44	2,168,587	0.06		0.48		0.15
1.0002	2.25	3,455,824	0.06		2.20		0.16
1.0001	1.10	2,865,539	0.06	(f)	2.53	(f)	0.23	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Liquid Assets Money Market Fund
Agency
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Class C
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (f)
For the Period Ended October 19, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares had no assets from the close of business on October 19, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$890,713	0.18%	0.01%	0.29%
1.00	0.29	1,234,800	0.24	0.27	0.29
1.00	2.07	1,452,745	0.26	1.94	0.31
1.00	2.06	542,003	0.26	2.13	0.33
1.00	1.11	158,527	0.26	1.16	0.34
1.00	0.45	36,107	0.26	0.39	0.35

1.00	0.02	2,221,407	0.16	0.04	0.19
1.00	0.35	4,806,805	0.18	0.25	0.19
1.00	2.15	2,295,874	0.18	2.01	0.21
1.00	2.14	558,492	0.18	2.16	0.23
1.00	1.19	98,814	0.18	1.36	0.24
1.00	0.53	105,366	0.18	0.38	0.22

1.00	0.01	21,966	0.18	0.01	1.16
1.00	0.07	33,821	0.48	0.05	1.15
1.00	1.34	18,423	0.97	1.35	1.18
1.00	1.34	22,073	0.97	1.34	1.19
1.00	0.40	22,267	0.97	0.38	1.20
1.00	0.04	33,104	0.55	0.01	1.18

1.00	0.01	—	0.54	0.01	1.08

1.00	0.01	2,065,176	0.17	0.02	0.24
1.00	0.32	3,055,814	0.21	0.30	0.24
1.00	2.12	3,412,753	0.21	2.07	0.26
1.00	2.11	2,717,544	0.21	2.17	0.28
1.00	1.16	988,333	0.21	1.21	0.29
1.00	0.50	286,502	0.21	0.37	0.28

1.00	0.01	2,380	0.18	0.02	0.49
1.00	0.17	6,189	0.34	0.16	0.58
1.00	1.81	7,904	0.51	1.78	0.52
1.00	1.81	8,147	0.51	1.79	0.54
1.00	0.86	8,616	0.51	0.89	0.55
1.00	0.21	3,933	0.51	0.07	0.53

1.00	0.01	522,666	0.18	0.01	0.60
1.00	0.14	627,541	0.40	0.14	0.60
1.00	1.73	543,317	0.59	1.69	0.63
1.00	1.73	307,584	0.59	1.76	0.68
1.00	0.78	156,049	0.59	0.78	0.70
1.00	0.16	144,168	0.54	0.04	0.64

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Liquid Assets Money Market Fund (continued)
Premier
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$1,786,105	0.18%	0.01%	0.44%
1.00	0.19	2,373,258	0.35	0.19	0.44
1.00	1.87	3,031,847	0.45	1.77	0.46
1.00	1.87	1,140,955	0.45	1.93	0.48
1.00	0.92	353,810	0.45	0.95	0.49
1.00	0.26	156,136	0.45	0.18	0.48

1.00	0.01	4,687	0.18	0.01	0.69
1.00	0.11	5,661	0.40	0.11	0.88
1.00	1.62	3,797	0.70	1.62	0.84
1.00	1.61	4,548	0.70	1.59	0.74
1.00	0.67	6,527	0.70	0.65	0.74
1.00	0.12	7,672	0.55	0.02	0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	129

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Government Money Market Fund
Academy
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
May 15, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)

Agency
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 9, 2016 (f) through February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Empower
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
February 23, 2021 (f) through February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

IM
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$7,797,755	0.04%	0.03%		0.18%
1.00	0.14		3,689,489	0.14	0.07		0.18
1.00	1.47		85,026	0.18	1.49		0.21

1.00	0.00	(g)	21,574,482	0.07	0.01		0.28
1.00	0.09		16,148,773	0.20	0.08		0.28
1.00	1.87		14,132,125	0.26	1.84		0.30
1.00	1.82		11,112,454	0.26	1.79		0.31
1.00	0.81		13,906,062	0.26	0.80		0.31
1.00	0.22		12,887,975	0.25	0.22		0.31

1.00	0.01		159,696,677	0.04	0.03		0.18
1.00	0.14		143,184,525	0.15	0.13		0.19
1.00	1.95		86,263,432	0.18	1.91		0.20
1.00	1.90		73,390,258	0.18	1.87		0.21
1.00	0.89		92,747,537	0.18	0.88		0.21
1.00	0.33		86,200,153	0.14	0.35		0.21

1.00	0.00	(g)	386,375	0.07	0.01		1.03
1.00	0.03		404,756	0.25	0.02		1.03
1.00	1.12		298,348	1.00	1.10		1.05
1.00	1.07		274,993	1.00	1.04		1.06
1.00	0.13		291,828	0.97	0.17		1.06
1.00	0.02		66,010	0.56	0.01		1.07

1.00	0.01		2,809,209	0.04	0.03		0.18
1.00	0.00	(g)	500,028	0.06	0.04		0.19

1.00	0.01		9,201,074	0.04	0.03		0.13
1.00	0.17		7,317,310	0.12	0.16		0.14
1.00	1.99		7,443,910	0.15	1.90		0.15
1.00	1.92		6,108,975	0.16	1.95		0.16
1.00	0.91		2,493,731	0.16	0.96		0.16
1.00	0.33		589,694	0.14	0.34		0.16

1.00	0.01		30,998,713	0.06	0.01		0.23
1.00	0.12		39,608,624	0.17	0.11		0.23
1.00	1.92		43,246,064	0.21	1.89		0.25
1.00	1.87		41,868,607	0.21	1.88		0.26
1.00	0.86		32,544,047	0.21	0.85		0.26
1.00	0.30		36,869,073	0.17	0.33		0.26

1.00	0.00	(g)	1,395,779	0.07	0.00	(g)	0.48
1.00	0.05		842,931	0.24	0.04		0.48
1.00	1.63		684,791	0.50	1.68		0.50
1.00	1.57		1,127,675	0.50	1.60		0.50
1.00	0.56		748,306	0.51	0.54		0.51
1.00	0.03		919,604	0.42	0.02		0.51

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	131

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Government Money Market Fund (continued)

Morgan
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(g)	$2,167,045	0.07%	0.00	%(g)	0.59%
1.00	0.05		1,870,723	0.25	0.05		0.59
1.00	1.54		2,064,159	0.59	1.50		0.60
1.00	1.48		1,660,477	0.59	1.49		0.61
1.00	0.48		1,231,217	0.59	0.44		0.61
1.00	0.02		2,460,361	0.46	0.02		0.61

1.00	0.00	(g)	4,849,598	0.06	0.01		0.43
1.00	0.06		5,020,827	0.22	0.05		0.43
1.00	1.68		4,095,749	0.45	1.64		0.45
1.00	1.62		2,945,521	0.45	1.59		0.46
1.00	0.62		5,500,002	0.45	0.60		0.46
1.00	0.06		7,765,009	0.42	0.06		0.46

1.00	0.00	(g)	5,608,614	0.07	0.00	(g)	0.68
1.00	0.04		27,414	0.22	0.03		0.69
1.00	1.42		20,829	0.70	1.41		0.71
1.00	1.37		19,468	0.70	1.28		0.71
1.00	0.37		59,334	0.70	0.33		0.71
1.00	0.01		119,542	0.49	0.01		0.71

1.00	0.00	(g)	447,136	0.07	0.00	(g)	1.03
1.00	0.03		514,476	0.29	0.03		1.03
1.00	1.07		867,659	1.05	1.19		1.05
1.00	1.02		2,993,274	1.05	1.08		1.05
1.00	0.09		1,649,354	0.93	0.08		1.06
1.00	0.01		2,439,027	0.50	0.01		1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	133

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
September 30, 2020 (f) through February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Agency
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
September 22, 2017 (f) through February 28, 2018	1.00	0.01		(0.01)		—	(e)	—	(e)	—	(e)	—	(e)

Class C
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Empower
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
February 23, 2021 (f) through February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

IM
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$100	0.04%	0.01%		0.19%
1.00	0.01		17,600	0.07	0.03		0.23

1.00	0.00	(g)	1,710,588	0.05	0.01		0.28
1.00	0.09		1,865,281	0.20	0.09		0.29
1.00	1.85		1,744,289	0.26	1.85		0.30
1.00	1.83		2,013,982	0.26	1.90		0.30
1.00	0.81		930,654	0.26	0.82		0.31
1.00	0.18		837,723	0.26	0.17		0.31

1.00	0.01		10,910,694	0.05	0.01		0.18
1.00	0.14		13,539,346	0.16	0.13		0.19
1.00	1.94		9,945,933	0.18	1.89		0.20
1.00	1.91		6,425,187	0.18	1.92		0.20
1.00	0.47		3,501,095	0.18	1.17		0.21

1.00	0.00	(g)	380,521	0.06	0.00	(g)	1.13
1.00	0.02		393,546	0.27	0.02		1.14
1.00	1.13		292,824	0.97	1.16		1.15
1.00	1.11		375,230	0.97	1.09		1.16
1.00	0.15		417,056	0.90	0.13		1.16
1.00	0.00	(g)	578,579	0.48	0.00	(g)	1.16

1.00	0.01		600,030	0.05	0.01		0.18
1.00	0.00	(g)	25	0.06	0.02		0.18

1.00	0.01		120	0.05	0.02		0.14
1.00	0.17		24,276	0.12	0.19		0.14
1.00	1.97		37,429	0.15	2.26		0.15
1.00	1.93		1,451,488	0.15	1.87		0.15
1.00	0.90		3,051,574	0.16	0.81		0.16
1.00	0.28		7,449,646	0.16	0.29		0.16

1.00	0.00	(g)	8,743,561	0.05	0.01		0.23
1.00	0.12		12,055,194	0.17	0.13		0.24
1.00	1.90		16,887,054	0.21	1.88		0.25
1.00	1.88		17,766,429	0.21	1.89		0.25
1.00	0.86		13,500,900	0.21	0.84		0.26
1.00	0.23		14,813,061	0.21	0.24		0.26

1.00	0.00	(g)	18,120	0.06	0.00	(g)	0.48
1.00	0.04		16,604	0.27	0.05		0.54
1.00	1.61		29,937	0.50	1.60		0.50
1.00	1.58		28,583	0.51	1.57		0.51
1.00	0.55		48,818	0.51	0.52		0.51
1.00	0.02		71,303	0.42	0.02		0.51

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	135

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(g)	$477,255	0.06%	0.00	%(g)	0.58%
1.00	0.04		436,183	0.28	0.05		0.59
1.00	1.52		734,856	0.59	1.49		0.60
1.00	1.49		634,508	0.59	1.55		0.61
1.00	0.47		283,619	0.59	0.48		0.62
1.00	0.00	(g)	244,830	0.43	0.00	(g)	0.61

1.00	0.00	(g)	2,129,677	0.05	0.01		0.43
1.00	0.05		1,694,724	0.25	0.04		0.44
1.00	1.66		1,439,412	0.45	1.60		0.45
1.00	1.63		981,194	0.45	1.68		0.45
1.00	0.61		611,645	0.45	0.61		0.46
1.00	0.03		640,584	0.41	0.04		0.46

1.00	0.00	(g)	29,530	0.06	0.00	(g)	0.68
1.00	0.03		4,562	0.34	0.03		0.74
1.00	1.41		5,966	0.70	1.41		0.73
1.00	1.38		6,986	0.70	1.34		0.71
1.00	0.37		12,246	0.70	0.28		0.71
1.00	0.00	(g)	109,454	0.40	0.00	(g)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	137

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Federal Money Market Fund
Agency
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		0.01		0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$167,555	0.06%	0.01%		0.30%
1.00	0.11		318,757	0.20	0.10		0.30
1.00	1.85		242,716	0.26	1.79		0.30
1.00	1.80		148,122	0.26	1.82		0.31
1.00	0.80		127,451	0.26	0.77		0.33
1.00	0.20		133,227	0.26	0.19		0.35

1.00	0.00	(f)	1,944,755	0.06	0.01		0.24
1.00	0.13		2,344,288	0.17	0.14		0.25
1.00	1.90		2,572,379	0.21	1.90		0.25
1.00	1.85		3,417,418	0.21	1.85		0.26
1.00	0.85		2,668,613	0.21	0.84		0.28
1.00	0.25		2,767,271	0.21	0.25		0.30

1.00	0.00	(f)	51,332	0.06	0.00	(f)	0.64
1.00	0.06		53,546	0.23	0.05		0.63
1.00	1.51		34,728	0.59	1.48		0.67
1.00	1.46		29,289	0.59	1.45		0.70
1.00	0.46		32,224	0.59	0.44		0.69
1.00	0.02		53,090	0.42	0.01		0.67

1.00	0.00	(f)	127,919	0.06	0.01		0.45
1.00	0.08		198,516	0.24	0.08		0.45
1.00	1.65		218,858	0.45	1.58		0.45
1.00	1.60		155,001	0.45	1.54		0.47
1.00	0.60		229,795	0.45	0.65		0.48
1.00	0.04		109,282	0.41	0.04		0.50

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	139

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
September 30, 2020 (g) through February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Agency
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Empower
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
February 23, 2021 (g) through February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

IM
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
January 15, 2020 (g) through February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$147,400	0.05%	0.01%		0.19%
1.00	0.00	(f)	17,600	0.10	0.01		0.21

1.00	0.00	(f)	3,683,612	0.05	0.01		0.28
1.00	0.10		4,187,912	0.20	0.09		0.29
1.00	1.82		4,197,262	0.26	1.76		0.30
1.00	1.79		2,567,061	0.26	1.81		0.31
1.00	0.79		1,981,066	0.26	0.80		0.31
1.00	0.15		1,848,739	0.26	0.15		0.31

1.00	0.00	(f)	59,584,234	0.05	0.01		0.18
1.00	0.13		58,366,269	0.16	0.11		0.19
1.00	1.90		32,963,549	0.18	1.85		0.20
1.00	1.88		23,528,259	0.18	1.88		0.21
1.00	0.87		19,208,530	0.18	0.89		0.21
1.00	0.23		11,630,048	0.18	0.23		0.21

1.00	0.00	(f)	517,538	0.04	0.01		0.18
1.00	0.00	(f)	25	0.07	0.01		0.20

1.00	0.00	(f)	1,573	0.04	0.01		1.69
1.00	0.16		227	0.13	0.11		0.14
1.00	0.18		11,885	0.15	1.46		0.15

1.00	0.00	(f)	24,031,615	0.05	0.01		0.23
1.00	0.12		24,097,829	0.18	0.11		0.24
1.00	1.87		22,282,460	0.21	1.83		0.25
1.00	1.84		17,858,556	0.21	1.87		0.26
1.00	0.84		11,098,506	0.21	0.83		0.26
1.00	0.20		9,414,776	0.21	0.21		0.26

1.00	0.00	(f)	2,197,433	0.05	0.00	(f)	0.59
1.00	0.05		2,251,619	0.24	0.05		0.59
1.00	1.49		2,023,440	0.59	1.47		0.60
1.00	1.46		2,009,129	0.59	1.45		0.61
1.00	0.45		1,617,985	0.59	0.46		0.61
1.00	0.00	(f)	1,148,892	0.40	0.00	(f)	0.61

1.00	0.00	(f)	2,020,399	0.05	0.01		0.43
1.00	0.06		1,999,999	0.25	0.06		0.44
1.00	1.63		2,537,050	0.45	1.62		0.45
1.00	1.60		2,059,307	0.45	1.65		0.46
1.00	0.59		848,906	0.45	0.59		0.46
1.00	0.02		857,883	0.38	0.02		0.46

1.00	0.00	(f)	3,200,198	0.05	0.00	(f)	0.68
1.00	0.04		2,893,380	0.25	0.03		0.69
1.00	1.38		2,102,023	0.70	1.34		0.70
1.00	1.35		1,561,835	0.70	1.42		0.71
1.00	0.35		258,002	0.70	0.41		0.71
1.00	0.00	(f)	75,190	0.41	0.00		0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	141

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$297,283	0.11%	0.01%	0.29%
1.00	0.26		372,457	0.23	0.33	0.29
1.00	1.17		782,269	0.26	1.17	0.30
1.00	1.24		1,063,941	0.26	1.23	0.31
1.00	0.68		831,137	0.26	0.70	0.31
1.00	0.27		437,689	0.25	0.26	0.31

1.00	0.01		5,759,983	0.10	0.02	0.24
1.00	0.29		6,858,653	0.20	0.33	0.24
1.00	1.22		9,173,460	0.21	1.23	0.25
1.00	1.29		12,402,297	0.21	1.27	0.26
1.00	0.73		11,970,538	0.21	0.73	0.26
1.00	0.32		10,567,571	0.20	0.31	0.26

1.00	0.00	(f)	18,931	0.11	0.01	0.61
1.00	0.19		22,830	0.30	0.12	0.61
1.00	0.84		10,842	0.59	0.83	0.64
1.00	0.90		9,884	0.59	0.89	0.68
1.00	0.35		9,555	0.59	0.34	0.66
1.00	0.05		11,468	0.44	0.04	0.62

1.00	0.00	(f)	390,643	0.11	0.01	0.44
1.00	0.21		498,856	0.29	0.26	0.44
1.00	0.98		847,483	0.45	0.99	0.45
1.00	1.04		1,062,712	0.45	1.03	0.46
1.00	0.49		1,560,291	0.45	0.48	0.46
1.00	0.12		1,713,414	0.38	0.10	0.46

1.00	0.00	(f)	1,562,060	0.11	0.01	0.69
1.00	0.18		1,574,145	0.29	0.16	0.69
1.00	0.73		1,707,525	0.70	0.72	0.70
1.00	0.79		2,028,976	0.70	0.78	0.71
1.00	0.24		2,511,847	0.70	0.23	0.71
1.00	0.02		2,650,165	0.47	0.02	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	143

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Municipal Money Market Fund
Agency
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$36,515	0.14%	0.01%	0.33%
1.00	0.31		60,879	0.25	0.38	0.31
1.00	1.20		112,747	0.26	1.20	0.34
1.00	1.26		127,136	0.26	1.25	0.33
1.00	0.73		140,809	0.26	0.76	0.35
1.00	0.33		35,608	0.23	0.20	0.33

1.00	0.01		—	0.41	0.01	1.07

1.00	0.01		732,006	0.13	0.02	0.28
1.00	0.35		834,116	0.20	0.38	0.26
1.00	1.25		1,688,150	0.21	1.24	0.29
1.00	1.31		2,003,502	0.21	1.30	0.28
1.00	0.78		1,575,116	0.21	0.83	0.31
1.00	0.37		303,233	0.21	0.39	0.30

1.00	0.00	(f)	31,145	0.14	0.01	0.64
1.00	0.22		43,853	0.35	0.16	0.62
1.00	0.87		35,473	0.59	0.84	0.66
1.00	0.93		15,899	0.59	0.92	0.65
1.00	0.40		13,794	0.59	0.28	0.63
1.00	0.08		312,787	0.49	0.07	0.64

1.00	0.00	(f)	52,206	0.14	0.01	0.48
1.00	0.23		69,237	0.35	0.28	0.47
1.00	1.01		135,261	0.45	1.00	0.50
1.00	1.07		129,260	0.45	1.06	0.48
1.00	0.54		116,319	0.45	0.57	0.51
1.00	0.16		31,528	0.41	0.12	0.49

1.00	0.00	(f)	23,415	0.14	0.01	1.08
1.00	0.16		28,684	0.44	0.21	1.06
1.00	0.41		68,493	1.05	0.48	1.09
1.00	0.47		256,953	1.05	0.46	1.08
1.00	0.07		282,024	0.91	0.05	1.09
1.00	0.03		363,754	0.54	0.01	1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	145

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

E*Trade (h)
For the Period Ended September 21, 2016	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Morgan
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 9, 2016 (g) through February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	Commencement of offering of class of shares.
(h)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$3,026	0.13%	0.01%	0.36%
1.00	0.23		21,715	0.22	0.24	0.33
1.00	1.11		24,892	0.26	0.87	0.35

1.00	0.01		—	0.38	0.01	1.07

1.00	0.01		94,530	0.10	0.02	0.31
1.00	0.25		156,740	0.20	0.30	0.28
1.00	1.15		287,724	0.21	1.03	0.30

1.00	0.00	(f)	5,146	0.11	0.01	0.70
1.00	0.17		7,122	0.28	0.12	0.63
1.00	0.77		2,447	0.59	0.70	0.69
1.00	0.86		1,591	0.59	0.85	0.72
1.00	0.38		1,310	0.59	0.27	0.75
1.00	0.08		7,314	0.41	0.04	0.64

1.00	0.00	(f)	125,770	0.10	0.01	0.51
1.00	0.19		101,991	0.27	0.20	0.48
1.00	0.91		233,249	0.45	0.87	0.50
1.00	1.00		259,463	0.45	0.97	0.52
1.00	0.52		166,312	0.45	0.49	0.55
1.00	0.15		139,487	0.45	0.21	0.57

1.00	0.00	(f)	9,957	0.11	0.01	1.11
1.00	0.12		12,065	0.37	0.16	1.08
1.00	0.32		28,405	1.05	0.37	1.10
1.00	0.41		118,146	1.04	0.37	1.12
1.00	0.08		125,615	0.89	0.04	1.15
1.00	0.04		167,422	0.50	0.01	1.11

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	147

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Six Months Ended August 31, 2021 (Unaudited)	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

E*Trade (h)
For the Period Ended September 21, 2016	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)

Institutional Class
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Morgan
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 9, 2016 (g) through February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2021 (Unaudited)	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	Commencement of offering of class of shares.
(h)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$67,716	0.14%	0.01%	0.31%
1.00	0.30		72,812	0.25	0.44	0.30
1.00	1.15		262,677	0.26	1.06	0.31

1.00	0.01		—	0.40	0.01	1.08

1.00	0.01		477,412	0.13	0.02	0.26
1.00	0.34		532,580	0.21	0.41	0.25
1.00	1.20		1,625,406	0.21	1.09	0.26

1.00	0.00	(f)	51,924	0.14	0.01	0.65
1.00	0.23		59,934	0.32	0.20	0.64
1.00	0.82		62,178	0.59	0.84	0.63
1.00	0.89		132,127	0.59	0.88	0.66
1.00	0.36		134,395	0.59	0.31	0.67
1.00	0.06		303,713	0.47	0.06	0.66

1.00	0.00	(f)	107,133	0.14	0.01	0.47
1.00	0.25		91,945	0.34	0.38	0.45
1.00	0.96		742,781	0.45	0.95	0.47
1.00	1.03		769,285	0.45	1.03	0.49
1.00	0.50		485,365	0.45	0.58	0.51
1.00	0.13		102,091	0.46	0.22	0.53

1.00	0.00	(f)	1,941	0.13	0.01	0.71
1.00	0.21		1,498	0.34	0.20	0.70
1.00	0.70		1,122	0.70	0.71	0.72
1.00	0.78		1,569	0.70	0.75	0.74
1.00	0.25		2,285	0.70	0.24	0.78
1.00	0.02		2,607	0.39	0.01	0.73

1.00	0.00	(f)	3,051	0.14	0.01	1.06
1.00	0.18		3,729	0.41	0.21	1.11
1.00	0.36		8,363	1.05	0.45	1.08
1.00	0.43		36,537	1.04	0.43	1.09
1.00	0.06		49,027	0.90	0.05	1.11
1.00	0.02		57,064	0.53	0.01	1.10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	149

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited)

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 12 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Class C, Empower(1), IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, Class C, E*Trade(2), Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, E*Trade, Empower(1), IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy(3), Agency, Capital, Class C, Empower(1), IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy(3), Agency, Capital, Empower(1), IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, E*Trade(4), Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, E*Trade(4), Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, E*Trade(4), Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	Commenced operations on February 23, 2021.
(2)	No assets from the close of business on October 19, 2016.
(3)	Commenced operations on September 30, 2020.
(4)	No assets from the close of business on September 21, 2016.

The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) and JPMorgan Securities Lending Money Market Fund (“Securities Lending Money Market Fund”) is to seek current income while seeking to maintain liquidity and a low volatility of principal.

The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to aim to provide current income, while seeking to maintain liquidity and a low volatility of principal.

The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.

The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.

The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to aim to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

150	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price. These Funds have adopted policies and procedures that allow the Boards of Trustees of the Trusts (the “Boards”) to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. The Funds have adopted policies and procedures that allow the Boards to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.

Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Academy, Agency, Agency SL, Capital, E*Trade, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. Effective October 1, 2020, Class C Shares automatically convert to Morgan Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This includes also monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

For Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Prime Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$79,634,110	$—	$79,634,110

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,028,738	$—	$2,028,738

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,068,081	$—	$3,068,081

(a)   Please refer to the SOI for specifics of portfolio holdings.

The following is a summary of the inputs used as of August 31, 2021, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value:

Liquid Assets Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$7,500,304	$—	$7,500,304

(a)	Please refer to the SOI for specifics of portfolio holdings.

152	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

U.S. Government Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$246,426,988	$—	$246,426,988

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$24,196,453	$—	$24,196,453

(a)	Please refer to the SOI for specifics of portfolio holdings.

Federal Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,219,422	$—	$2,219,422

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$97,803,331	$—	$97,803,331

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$8,042,256	$—	$8,042,256

(a)	Please refer to the SOI for specifics of portfolio holdings.

Municipal Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$851,673	$—	$851,673

(a)	Please refer to the SOI for specifics of portfolio holdings.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

California Municipal Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$239,759	$—	$239,759

(a)	Please refer to the SOI for specifics of portfolio holdings.

New York Municipal Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$708,782	$—	$708,782

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of August 31, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Repurchase Agreements — Prime Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S.

Government Money Market Fund and U.S. Treasury Plus Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Prime Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Tax Free Money Market Fund, Municipal Money Market Fund and California Municipal Money Market Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

Tax Free Money Market Fund, Municipal Money Market Fund and California Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2021, which are shown as a Receivable for Investment securities sold — delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2021 are detailed on the SOIs.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

154	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

F. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2021 are as follows:

	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Securities Lending Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund		Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund		California Municipal Money Market Fund		New York Municipal Money Market Fund
Academy	$21	—	—	—		$28	n/a		—	$2	n/a	n/a		n/a		n/a
Agency	34	$12	n/a	$12		167	$16		$3	42	$3	$1		$—	(a)	$—	(a)
Agency SL	n/a	n/a	$42	n/a		n/a	n/a		n/a	n/a	n/a	n/a		n/a		n/a
Capital	416	22	n/a	36		1,277	98		n/a	550	n/a	n/a		n/a		n/a
Class C	13	n/a	n/a	3		n/a	5		n/a	n/a	n/a	n/a		n/a		n/a
E*Trade	n/a	n/a	n/a	n/a		3	n/a		n/a	n/a	n/a	n/a		n/a		n/a
Empower	14	n/a	n/a	n/a		4	1		n/a	1	n/a	n/a		n/a		n/a
IM	73	22	n/a	n/a		70	—	(a)	n/a	26	n/a	n/a		n/a		n/a
Institutional Class	189	19	n/a	32		302	112		26	263	58	7		1		5
Investor	n/a	n/a	n/a	—	(a)	21	—	(a)	n/a	n/a	n/a	n/a		n/a		n/a
Morgan	118	n/a	n/a	42		56	15		13	44	3	3		1		11
Premier	32	n/a	n/a	22		52	20		3	22	6	—	(a)	3		2
Reserve	13	n/a	n/a	—	(a)	2	—	(a)	n/a	25	13	n/a		n/a		—	(a)
Service	n/a	n/a	n/a	n/a		4	n/a		n/a	n/a	n/a	—	(a)	—	(a)	—	(a)

Total	$923	$75	$42	$147		$1,986	$267		$45	$975	$83	$11		$5		$18

(a)	Amount rounds to less than one thousand.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

I. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Funds’ financial statements of applying ASU 2020-04.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the six months ended August 31, 2021, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class C, E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class C	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	n/a	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.75	0.60%	0.10%	0.25	n/a
U.S. Government Money Market Fund	n/a	0.60	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.75	n/a	0.10	0.25	n/a
Federal Money Market Fund	n/a	n/a	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.10	0.25	n/a
Tax Free Money Market Fund	n/a	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	0.60	0.10	n/a	0.60
California Municipal Money Market Fund	n/a	0.60	0.10	n/a	0.60
New York Municipal Money Market Fund	n/a	0.60	0.10	0.25	0.60

JPMDS waived distribution fees as outlined in Note 3.F.

In addition, JPMDS is entitled to receive the CDSC from redemptions of Class C Shares. For the six months ended August 31, 2021, JPMDS retained the following:

CDSC
Liquid Assets Money Market Fund	$—	(a)

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Academy	Agency	Capital	Class C	E*Trade	Empower
Prime Money Market Fund	0.05%	0.15%	0.05%	0.25%	n/a	0.05%
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.15	0.05	0.25	0.30%	n/a
U.S. Government Money Market Fund	0.05	0.15	0.05	n/a	0.30	0.05
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	0.25	n/a	0.05
Federal Money Market Fund	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	n/a	n/a	0.05
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a
California Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a
New York Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a

156	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	0.10%	n/a	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	0.10	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.10	0.35%	0.35	0.30	0.30	n/a
U.S. Government Money Market Fund	0.10	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.10	0.35	0.35	0.30	0.30	n/a
Federal Money Market Fund	0.10	n/a	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	n/a	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.10	n/a	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	0.10	n/a	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	0.10	n/a	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Academy	Agency	Agency SL	Capital	Class C	E*Trade	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	0.97%	n/a	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	0.97	1.00%	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	n/a	1.00	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	0.97	n/a	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	n/a	n/a	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	1.00	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	1.00	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	1.00	n/a

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	IM	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2021 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2022. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2021. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$—	$—	$3,439	$3,439	$39
Institutional Tax Free Money Market Fund	5	3	153	161	10
Securities Lending Money Market Fund	770	513	—	1,283	—
Liquid Assets Money Market Fund	—	—	831	831	—
U.S. Government Money Market Fund	—	—	8,713	8,713	—
U.S. Treasury Plus Money Market Fund	—	—	2,049	2,049	—
Federal Money Market Fund	10	7	388	405	—
100% U.S. Treasury Securities Money Market Fund	—	—	4,964	4,964	—
Tax Free Money Market Fund	—	—	876	876	—
Municipal Money Market Fund	79	53	181	313	—
California Municipal Money Market Fund	48	32	31	111	—
New York Municipal Money Market Fund	28	19	137	184	—

	Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Distribution Fees	Service Fees	Transfer Agency Fees	Total	Voluntary Reimbursements
Prime Money Market Fund	$6,968	$4,645	$4	$19,474	$470	$31,561	$—	(a)
Institutional Tax Free Money Market Fund	352	228	—	126	53	759	—
Liquid Assets Money Market Fund	106	71	408	4,892	10	5,487	—
U.S. Government Money Market Fund	60,912	40,608	5,653	74,209	1,379	182,761	—
U.S. Treasury Plus Money Market Fund	7,243	4,829	1,746	11,246	139	25,203	—
Federal Money Market Fund	599	399	26	1,099	44	2,167	—
100% U.S. Treasury Securities Money Market Fund	26,103	17,402	5,200	37,997	791	87,493	—
Tax Free Money Market Fund	980	654	1,933	5,314	59	8,940	—
Municipal Money Market Fund	76	51	92	433	6	658	—
California Municipal Money Market Fund	37	22	36	230	1	326	16
New York Municipal Money Market Fund	80	54	41	358	8	541	—

(a)	Amount rounds to less than one thousand.

158	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2021, the Funds below engaged in such transactions in the following amounts:

	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$770,061	$908,466	$—
Tax Free Money Market Fund	904,987	703,061	—
Municipal Money Market Fund	222,961	386,614	—
California Municipal Money Market Fund	57,828	64,978	—
New York Municipal Money Market Fund	295,886	188,604	—

4. Class-Specific Expenses

The Funds’ class specific gross expenses for the six months ended August 31, 2021 were as follows:

	Distribution	Service
Prime Money Market Fund
Academy	$—	$300
Agency	—	1,075
Capital	—	11,747
Class C	3	1
IM	—	—
Empower	—	—	(a)
Institutional Class	—	8,579
Morgan	—	2,103
Premier	—	1,819
Reserve	1	2

	$4	$25,626

Institutional Tax Free Money Market Fund
Agency	$—	$15
Capital	—	32
Institutional Class	—	239

	$—	$286

Liquid Assets Money Market Fund
Agency	$—	$790
Capital	—	860
Class C	99	33
Institutional Class	—	1,250
Investor	—	8
Morgan	303	1,061
Premier	—	3,090
Reserve	6	7

	$408	$7,099

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	159

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Distribution	Service
U.S. Government Money Market Fund
Academy	$—	$1,733
Agency	—	12,010
Capital	—	39,099
E*Trade	1,193	596
Empower	—	451
Institutional Class	—	15,406
Investor	—	4,245
Morgan	1,003	3,512
Premier	—	8,114
Reserve	2,034	2,440
Service	1,423	711

	$5,653	$88,317

U.S. Treasury Plus Money Market Fund
Academy	$—	$16
Agency	—	1,120
Capital	—	3,354
Class C	1,449	483
Empower	—	106
Institutional Class	—	4,967
Investor	—	31
Morgan	263	919
Premier	—	2,633
Reserve	34	41

	$1,746	$13,670

Federal Money Market Fund
Agency	$—	$175
Institutional Class	—	1,009
Morgan	26	91
Premier	—	212

	$26	$1,487

100% U.S. Treasury Securities Money Market Fund
Academy	$—	$18
Agency	—	2,770
Capital	—	16,382
Empower	—	107
Institutional Class	—	12,143
Morgan	1,112	3,891
Premier	—	2,936
Reserve	4,089	4,907

	$5,201	$43,154

Tax Free Money Market Fund
Agency	$—	$247
Institutional Class	—	3,031
Morgan	10	34
Premier	—	654
Reserve	1,933	2,320

	$1,943	$6,286

Municipal Money Market Fund
Agency	$—	$39
Institutional Class	—	408
Morgan	18	63
Premier	—	93
Service	74	37

	$92	$640

160	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Distribution	Service
California Municipal Money Market Fund
Agency	$—	$6
Institutional Class	—	63
Morgan	3	10
Premier	—	172
Service	33	17

	$36	$268

New York Municipal Money Market Fund
Agency	$—	$51
Institutional Class	—	266
Morgan	29	99
Premier	—	133
Reserve	2	3
Service	10	5

	$41	$557

(a)	Amount rounds to less than one thousand.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$79,629,067	$5,192	$149	$5,043
Institutional Tax Free Money Market Fund	2,028,716	30	8	22
Securities Lending Money Market Fund	3,067,898	186	3	183

Estimated tax cost and unrealized appreciation (depreciation) in value of investments for Funds not listed equals their books cost and unrealized appreciation (depreciation) in value of investments.

At February 28, 2021, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$4,388	$—
Liquid Assets Money Market Fund	106	—
U.S. Government Money Market Fund	223	1,873
U.S. Treasury Plus Money Market Fund	—	154

During the year ended February 28, 2021, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
U.S. Government Money Market Fund	$2,186	$—
U.S. Treasury Plus Money Market Fund	191	—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	161

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

As of August 31, 2021, the Funds had no outstanding loans to another fund. Average loans made to another fund under the Facility for the six months ended August 31, 2021, were as follows:

	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$30,545	36	$29

Interest earned as a result of lending money to another fund for the six months ended August 31, 2021, if any, is included in Income from interfund lending (net) on the Statements of Operations.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	1	50.5%	—	—
Institutional Tax Free Money Market Fund	1	97.7	—	—
Securities Lending Money Market Fund	—	—	1	100.0%
Liquid Assets Money Market Fund	1	55.2	1	12.1
U.S. Government Money Market Fund	1	33.5	—	—
U.S. Treasury Plus Money Market Fund	1	29.2	1	20.6
Federal Money Market Fund	1	38.5	1	34.0
100% U.S. Treasury Securities Money Market Fund	1	34.8	1	14.6
Tax Free Money Market Fund	1	31.3	1	59.1
Municipal Money Market Fund	2	87.2	—	—
California Municipal Money Market Fund	1	51.2	1	33.8
New York Municipal Money Market Fund	2	88.2	—	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

Securities Lending Money Market Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

162	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest in preferred securities. These securities are typically issued by corporations, generally in the form of interest bearing notes with preferred security characteristics and may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Other Matters

The Trusts are seeking to achieve a unified board with common membership across the Trusts and the following open-end registered investment companies also advised by J.P. Morgan Investment Management Inc.:

J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Investment Trust, JPMorgan Insurance Trust, Undiscovered Managers Funds, JPMorgan Institutional Trust and J.P. Morgan Exchange-Traded Fund Trust (collectively with the Trusts, the “J.P. Morgan Funds”).

At special shareholder meetings expected to take place on or about October 27, 2021, shareholders of the J.P. Morgan Funds are being asked to elect the same sixteen individuals (“Nominees”) to serve on their respective boards:

John F. Finn, Stephen P. Fisher, Gary L. French, Kathleen M. Gallagher, Robert J. Grassi, Frankie D. Hughes, Raymond Kanner, Thomas P. Lemke, Lawrence R. Maffia, Mary E. Martinez, Marilyn McCoy, Dr. Robert A. Oden, Jr., Marian U. Pardo, Emily A. Youssouf, Robert F. Deutsch, and Nina O. Shenker (the “Nominees”).

If shareholder approval is obtained for all of the J.P. Morgan Funds, this will result in a unified board structure across all of the J.P. Morgan Funds.

Information about the proposal, including the qualifications of each of the Nominees, is contained in the Trust’s proxy statement, which you can access from the EDGAR Database on the SEC’s website at http://www.sec.gov.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	163

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2021, and continued to hold your shares at the end of the reporting period, August 31, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Prime Money Market Fund
Academy
Actual	$1,000.00	$1,000.40	$0.50	0.10%
Hypothetical	1,000.00	1,024.70	0.51	0.10
Agency
Actual	1,000.00	1,000.00	0.86	0.17
Hypothetical	1,000.00	1,024.35	0.87	0.17
Capital
Actual	1,000.00	1,000.40	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Class C
Actual	1,000.00	1,000.00	0.86	0.17
Hypothetical	1,000.00	1,024.35	0.87	0.17
Empower
Actual	1,000.00	1,000.30	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
IM
Actual	1,000.00	1,000.30	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Institutional Class
Actual	1,000.00	1,000.30	0.61	0.12
Hypothetical	1,000.00	1,024.60	0.61	0.12
Morgan
Actual	1,000.00	999.90	0.86	0.17
Hypothetical	1,000.00	1,024.35	0.87	0.17
Premier
Actual	1,000.00	999.90	0.86	0.17
Hypothetical	1,000.00	1,024.35	0.87	0.17

164	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Prime Money Market Fund (continued)
Reserve
Actual	$1,000.00	$999.90	$0.86	0.17%
Hypothetical	1,000.00	1,024.35	0.87	0.17

JPMorgan Institutional Tax Free Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Capital
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
IM
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Institutional Class
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09

JPMorgan Securities Lending Money Market Fund
Agency SL
Actual	1,000.00	1,000.40	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06

JPMorgan Liquid Assets Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Capital
Actual	1,000.00	1,000.20	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16
Class C
Actual	1,000.00	1,000.10	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Institutional Class
Actual	1,000.00	1,000.10	0.86	0.17
Hypothetical	1,000.00	1,024.35	0.87	0.17
Investor
Actual	1,000.00	1,000.10	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Morgan
Actual	1,000.00	1,000.10	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Premier
Actual	1,000.00	1,000.10	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Reserve
Actual	1,000.00	1,000.10	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18

JPMorgan U.S. Government Money Market Fund
Academy
Actual	1,000.00	1,000.10	0.20	0.04
Hypothetical	1,000.00	1,025.00	0.20	0.04
Agency
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	165

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Government Money Market Fund (continued)
Capital
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical	1,000.00	1,025.00	0.20	0.04
E*Trade
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Empower
Actual	1,000.00	1,000.10	0.20	0.04
Hypothetical	1,000.00	1,025.00	0.20	0.04
IM
Actual	1,000.00	1,000.10	0.20	0.04
Hypothetical	1,000.00	1,025.00	0.20	0.04
Institutional Class
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Investor
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Morgan
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Premier
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Reserve
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Service
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07

JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Actual	1,000.00	1,000.10	0.20	0.04
Hypothetical	1,000.00	1,025.00	0.20	0.04
Agency
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Capital
Actual	1,000.00	1,000.10	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Class C
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Empower
Actual	1,000.00	1,000.10	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
IM
Actual	1,000.00	1,000.10	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Institutional Class
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Investor
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06

166	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,000.00	$0.30	0.06%
Hypothetical	1,000.00	1,024.90	0.31	0.06
Premier
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Reserve
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06

JPMorgan Federal Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Institutional Class
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Morgan
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
Premier
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06

JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Agency
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Capital
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Empower
Actual	1,000.00	1,000.00	0.20	0.04
Hypothetical	1,000.00	1,025.00	0.20	0.04
IM
Actual	1,000.00	1,000.00	0.20	0.04
Hypothetical	1,000.00	1,025.00	0.20	0.04
Institutional Class
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Morgan
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Premier
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05
Reserve
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	167

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Tax Free Money Market Fund
Agency
Actual	$1,000.00	$1,000.00	$0.55	0.11%
Hypothetical	1,000.00	1,024.65	0.56	0.11
Institutional Class
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Morgan
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Premier
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Reserve
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11

JPMorgan Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Institutional Class
Actual	1,000.00	1,000.10	0.66	0.13
Hypothetical	1,000.00	1,024.55	0.66	0.13
Morgan
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Premier
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Service
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14

JPMorgan California Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.66	0.13
Hypothetical	1,000.00	1,024.55	0.66	0.13
Institutional Class
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Morgan
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Premier
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Service
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11

JPMorgan New York Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14

168	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan New York Municipal Money Market Fund (continued)
Institutional Class
Actual	$1,000.00	$1,000.10	$0.66	0.13%
Hypothetical	1,000.00	1,024.55	0.66	0.13
Morgan
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Premier
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Reserve
Actual	1,000.00	1,000.00	0.66	0.13
Hypothetical	1,000.00	1,024.55	0.66	0.13
Service
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	169

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2021, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2021.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk/ and performance return assessment as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administration services provided by the Adviser in its role as administrator.

170	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from its inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of a Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders benefited from lower average expenses resulting from increased

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	171

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior Officer

The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group and noted that Universe and

Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative share classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative share classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s performance for the Institutional shares was in the first quintile, based upon both the Peer Group and Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for the Morgan shares was in the first quintile based upon the Peer Group, and in the third quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Institutional Tax Free Money Market Fund’s performance for the Institutional shares was in the first quintile based upon both the Peer Group and Universe, for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Securities Lending Money Market Fund’s performance for the Agency SL shares was in the first quintile, based upon both the Peer Group and Universe, for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the performance was satisfactory.

The Trustees noted that the Liquid Assets Money Market Fund’s performance for the Institutional shares was in the first quintile, based upon both the Peer Group and the Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for the Morgan shares was in the first quintile based upon the Peer Group, and in the fourth quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and

172	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the U.S. Government Money Market Fund’s performance for the Institutional shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, and in the second, first and first quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for the Morgan shares was in the first quintile based upon the Peer Group, and in the fourth quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for the Service shares was in the fifth quintile, based upon both the Peer Group and Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance for the Institutional shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, and in the second, first and first quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for the Morgan shares was in the second quintile based upon the Peer Group, and in the fourth quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2019. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Federal Money Market Fund’s performance for the Institutional shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, and in the second, second and first quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for the Morgan shares was in the first and fourth quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance for the Institutional shares was in the second, second and first quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the second quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for the Morgan shares was in the second and fourth quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Tax Free Money Market Fund’s performance for the Institutional shares was in the first, third and second quintiles based upon the Peer Group, and in the first, first and second quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for the Morgan shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, and in the fourth, fifth and fourth quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Municipal Money Market Fund’s performance for the Institutional shares was in the first quintile, based upon both the Peer Group and Universe, for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for the Morgan shares was in the first and fourth quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for the Service shares was in the fifth quintile, based upon both the Peer Group and Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the California Municipal Money Market Fund’s performance for Morgan shares was in the fifth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Service shares was in the fifth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	173

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the New York Municipal Money Market Fund’s performance for Morgan shares was in the fourth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Service shares was in the fifth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative share classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Institutional shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the third quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for the Morgan shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Institutional Tax Free Money Market Fund’s net advisory fee for the Institutional shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Securities Lending Money Market Fund’s net advisory fee and actual total expenses for the Agency SL shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for the Institutional shares was in the third quintile based upon both the Peer Group and Universe, and the actual total expenses for the Institutional shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for the Morgan shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for Institutional shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses for the Institutional shares were also in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for the Morgan shares were in the third quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Service shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for the Service shares were in the fifth quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were both in the second quintile based upon both the Peer Group and Universe. The Trustees noted

174	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2021

that the net advisory fee for the Morgan shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses for the Morgan shares were in the fifth and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Federal Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the fourth and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for the Morgan shares were in the third quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for the Institutional shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses for the Institutional shares were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses for the Morgan shares were in the fifth and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for Institutional shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses for the Institutional shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses for the Morgan shares were in the third quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses for the Institutional shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for the Morgan shares were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Service shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for the Service shares were in the fifth quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the California Municipal Money Market Fund’s net advisory fee and actual total expenses for Morgan shares were in the second and third quintiles, respectively, based upon the Universe. The Trustees noted that the net advisory fee and actual total expenses for Service shares were in the second and fifth quintiles, respectively, based upon the Universe. After considering the factors identified above, the Trustees concluded that the advisory was satisfactory in light of the services provided to the Fund.

The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee and actual total expenses for Morgan shares were both in the third quintile based upon the Universe. The Trustees noted that the net advisory fee and actual total expenses for the Service shares were in the third and fifth quintiles, respectively, based upon the Universe. After considering the factors identified above, the Trustees concluded that the advisory was satisfactory in light of the services provided to the Fund.

AUGUST 31, 2021	J.P. MORGAN MONEY MARKET FUNDS	175

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings with the SEC each month on Form N-MFP. The Funds’ Form N-MFP reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s monthly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. August 2021.	SAN-MMKT-821

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2021 (Unaudited)

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Global Bond Opportunities Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

October 8, 2021 (Unaudited)

Dear Shareholders,

As the global economy continued to rebound in 2021, financial markets largely provided investors with positive returns amid ultra-low interest rates and world-wide efforts to halt the pandemic. However, the way forward has not necessarily been smooth as supply chain bottlenecks, inflationary pressures and the spread of variants of COVID-19 all appear to have slowed progress toward full recovery.

“As the investment environment changes with the advancing economic cycle, J.P. Morgan Asset Management will continue to pursue innovative strategies and seek to apply our experience in risk management to seek to help investors build durable portfolios.” — Andrea L. Lisher

Record corporate earnings, accommodative central bank policies, government stimulus and strong consumer spending bolstered global financial markets during the six months ended August 31, 2021. Within fixed income markets, lower rated bonds and high yield debt (also known as “junk bonds”) generally outperformed higher quality corporate credit and sovereign debt, including U.S. Treasury bonds. More broadly, equity markets outperformed fixed income markets during the reporting period: The S&P 500 Index returned 19.5% and the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index) returned 1.49%.

While the U.S. Federal Reserve (the “Fed”) has acknowledged that the spread of the delta variant of COVID-19 weighed on economic growth in 2021, it has also noted robust improvement in the U.S. labor market and stronger-than-expected inflationary pressures. In response, the Fed has signaled that it may begin to taper off its $120 billion-a-month asset purchasing program by the end of 2021. Various economic data indicate that growth in consumer spending is likely to continue, particularly in the services sector, and both investment spending and the rebuilding of depleted inventories may increase into 2022.

As the investment environment may change with the advancing economic cycle, J.P. Morgan Asset Management will continue to pursue innovative strategies and seek to apply our experience in risk management to seek to help investors build durable portfolios. We seek to maintain our focus on the needs of our clients and shareholders with the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Bond markets generally underperformed equity markets during the period amid continued low interest rates and investor demand for higher returns on investments. Within global fixed income markets, high yield bonds (also called “junk bonds”), emerging markets debt and lower quality investment grade bonds largely outperformed higher quality investment grade corporate bonds, U.S. Treasury bonds and other sovereign debt.

Throughout the period, the U.S. Federal Reserve (the “Fed”) held interest rates at historic lows and maintained the pace of its monthly $120 billion combined asset purchasing programs. However, the Fed said at its July 2021 meeting that it could begin tapering its bond buying by calendar year-end, but that it did not plan to raise interest rates by then. In late August, Fed Chairman Jerome Powell noted that the rate of inflation had increased but reiterated the Fed’s view that inflationary pressures should be temporary.

The Bank of England responded to rising domestic inflation by outlining its plan to eventually withdraw policy support for the economy. Amid a relatively sluggish economic rebound in the European Union, the European Central Bank pledged in July to hold interest rates at record lows for the time being. Notably, South Korea became the first Asian country to raise its interest rates — by 0.25% to 0.75% — amid rising inflation there.

While the global economic reopening continued over the period, the persistence of the pandemic and the emergence of new variants of COVID-19 slowed the pace of growth somewhat and put further strain on the global supply chain.

For the six months ended August 31, 2021, the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index) returned 1.49%, the Bloomberg U.S. High Yield Index (formerly Bloomberg Barclays U.S. High Yield Index) returned 3.82% and the Bloomberg Global Multiverse Index (formerly Bloomberg Barclays Global Multiverse Index) returned 0.42%.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Corporate Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	3.28%
Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)	1.49%
Bloomberg U.S. Corporate Index (formerly Bloomberg Barclays U.S. Corporate Index)	2.85%

Net Assets as of 8/31/2021 (In Thousands)	$371,829
Duration as of 8/31/2021	8.5 Years

INVESTMENT OBJECTIVE**

The JPMorgan Corporate Bond Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares outperformed both the Bloomberg U.S. Aggregate Index (the “Index”) and the Bloomberg U.S. Corporate Index (the “Benchmark”).

Relative to the Index, the Fund’s overweight allocation to high yield bonds (also known as “junk bonds”), which are not held in the Index, was a leading contributor to performance. Within investment grade bonds, the Fund’s security selection within the financials and utilities sectors contributed to relative performance. The Fund’s underweight to the capital goods sector detracted from relative performance.

Relative to the Benchmark, the financials sector was the leading contributor to performance, while the utilities sector was the leading detractor from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers relied on a thorough research process with a particular emphasis on three key areas: macro credit strategy, which determined the credit bias of the portfolio; sector strategy, which helped determine the sector weightings of the portfolio; and individual security strategy. This approach was used to create an investable universe of securities to be included in the Fund’s portfolio. During the period, the portfolio managers increased the Fund’s allocation to the basic industry and technology sectors, while reducing its allocation to the banking subsector and the communications sector. The Fund continued to invest in new issues that looked attractive in the opinion of the portfolio managers.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	91.7%
Loan Assignments	6.3
Others (each less than 1.0%)	0.4
Short-Term Investments	1.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	3

JPMorgan Corporate Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
With Sales Charge**		(0.71)%	(0.88)%	4.08%	3.96%
Without Sales Charge		3.16	2.97	4.87	4.43
CLASS C SHARES	March 1, 2013
With CDSC***		1.80	1.46	4.35	3.93
Without CDSC		2.80	2.46	4.35	3.93
CLASS I SHARES	March 1, 2013	3.28	3.31	5.15	4.70
CLASS R6 SHARES	March 1, 2013	3.23	3.32	5.24	4.80

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Corporate Bond Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate Index from March 1, 2013 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. Securities in the Index roll up to the U.S. Credit and U.S. Aggregate Indices. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	3.88%
J.P. Morgan Emerging Markets Bond Index Global Diversified	4.35%

Net Assets as of 8/31/2021 (In Thousands)	$1,272,656
Duration as of 8/31/2021	8.2 Years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Debt Fund’s (the “Fund”) goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares underperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight allocation to Qatar detracted from performance amid investor expectations for rising prices for liquid natural gas, the nation’s largest export, and the country’s new trade agreements with India.

The Fund’s overweight allocation to Mexico, particularly its holdings in the country’s large state-owned energy company, was a leading contributor to relative performance as global petroleum prices rose during the period.

HOW WAS THE FUND POSITIONED?

The Fund was managed with a focus on weighted spread duration versus the Benchmark. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country and U.S. Treasury securities. Generally, the prices of bonds from a specific sector or country will increase when spreads tighten and decrease when spreads widen. Weighted spread duration refers to the Fund’s overweight positions in countries and sectors that the Fund’s portfolio managers believed were more likely to benefit from tightening spreads and underweight positions in countries and sectors that they believed were more likely to be negatively impacted by widening spreads. The Fund’s portfolio managers combined top-down macroeconomic research with bottom-up fundamental research to implement these overweight and underweight positions.

The Fund’s top five overweight and underweight positions based on the weighted spread duration versus the Benchmark as of August 31, 2021, are summarized in the table below:

Top 5 Overweights:

Country Weighted Spread Duration	Relative to Benchmark
Mexico	0.41
Paraguay	0.28
Kenya	0.11
South Africa	0.09
Ivory Coast	0.08

Top 5 Underweights:

Country Weighted Spread Duration	Relative to Benchmark
Philippines	(0.28)
Malaysia	(0.24)
China	(0.20)
Uruguay	(0.19)
Qatar	(0.18)

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	5

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	63.8%
Corporate Bonds	33.6
Others (each less than 1.0%)	0.4
Short-Term Investments	2.2

PORTFOLIO COMPOSITION BY COUNTRY AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Mexico	10.1%
Indonesia	4.2
Brazil	4.1
Paraguay	3.6
Ukraine	3.4
South Africa	3.4
Colombia	3.1
Dominican Republic	3.1
Egypt	2.9
Peru	2.7
Turkey	2.7
Saudi Arabia	2.6
Panama	2.5
Chile	2.5
Oman	2.5
United Arab Emirates	2.5
Ghana	2.3
Kazakhstan	2.3
Russia	2.2
Ecuador	2.1
Kenya	2.1
Bahrain	2.1
Nigeria	1.9
Pakistan	1.8
Romania	1.5
Sri Lanka	1.4
Qatar	1.3
Iraq	1.3
Jamaica	1.3
Argentina	1.2
Angola	1.2
Ivory Coast	1.0
Israel	1.0
Others (each less than 1.0%)	13.9
Short-Term Investments	2.2

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 30, 2006
With Sales Charge**		(0.14)%	1.39%	2.69%	3.90%
Without Sales Charge		3.76	5.34	3.49	4.30
CLASS C SHARES	June 30, 2006
With CDSC***		2.64	3.95	2.99	3.88
Without CDSC		3.64	4.95	2.99	3.88
CLASS I SHARES	April 17, 1997	3.88	5.59	3.74	4.56
CLASS R5 SHARES	May 15, 2006	3.86	5.58	3.90	4.74
CLASS R6 SHARES	July 2, 2012	4.08	5.87	3.97	4.80

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Emerging Markets Debt Fund and the J.P. Morgan Emerging Markets Bond Index Global Diversified from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the J.P. Morgan Emerging Markets Bond Index Global Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The J.P. Morgan Emerging Markets Bond Index Global Diversified tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The performance of the Index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Index is administered by JPMorgan Securities Inc., an affiliate of the adviser. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of non-diversified “regional” fund investing.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	7

JPMorgan Global Bond Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.64%
Bloomberg Multiverse Index (formerly Bloomberg Barclays Multiverse Index)	0.42%

Net Assets as of 8/31/2021 (In Thousands)	$3,989,102
Duration as of 8/31/2021	2.5 Years

INVESTMENT OBJECTIVE**

The JPMorgan Global Bond Opportunities Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund is flexible and opportunistic and is not managed to a benchmark. While the Fund is not managed to a benchmark, its performance is compared with the Bloomberg Multiverse Index (the “Index”). For the six months ended August 31, 2021, the Fund’s Class I shares outperformed the Index.

Relative to the Index, the Fund’s overweight allocation to investment grade credit, corporate high yield bonds (also known as “junk bonds”) and emerging markets debt were leading contributors to performance.

In terms of absolute performance, the Fund’s allocations to investment grade credit, emerging markets debt (both sovereign debt and bonds denominated in local currencies) and corporate high yield bonds were leading contributors to performance. The Fund’s investments in securitized debt also contributed to absolute performance. The Fund’s exposure to government interest rates, which the Fund obtained through investments in government bonds and interest rate futures, was the only significant detractor from absolute performance.

HOW WAS THE FUND POSITIONED?

Starting in March 2021, the Fund’s portfolio managers increased their position in high yield corporate bonds and in loan assignments that are not bond securities. The portfolio managers maintained the Fund’s allocation to investment grade corporate debt and reduced the Fund’s allocation to emerging markets debt and securitized debt. The portfolio managers reduced the overall duration of the Fund, mainly through increasing the Fund’s short exposure to U.S. Treasury futures. The portfolio managers also removed the Fund’s long exposure to Australia and short exposure to Canada, which was obtained by the Fund through investments in interest rate futures. The portfolio managers reduced the Fund’s duration to 2.51 years at August 31, 2021 from 3.45 years at February 28, 2021.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	52.7%
Foreign Government Securities	19.1
Loan Assignments	7.3
Convertible Bonds	4.3
Commercial Mortgage-Backed Securities	2.8
Asset-Backed Securities	2.8
U.S. Treasury Obligations	2.2
Collateralized Mortgage Obligations	2.2
Others (each less than 1.0%)	0.8
Short-Term Investments	5.8

PORTFOLIO COMPOSITION BY COUNTRY AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
United States	49.4%
Italy	7.3
United Kingdom	3.4
China	3.1
France	3.1
Mexico	2.3
Germany	2.0
Spain	1.8
South Africa	1.6
Indonesia	1.5
Switzerland	1.4
Luxembourg	1.1
Netherlands	1.1
Others (each less than 1.0%)	15.1
Short-Term Investments	5.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	September 4, 2012
With Sales Charge**		(2.22)%	1.64%	3.68%	4.28%
Without Sales Charge		1.61	5.59	4.47	4.72
CLASS C SHARES	September 4, 2012
With CDSC***		0.41	4.19	4.05	4.35
Without CDSC		1.41	5.19	4.05	4.35
CLASS I SHARES	September 4, 2012	1.64	5.84	4.73	4.98
CLASS R6 SHARES	September 4, 2012	1.81	6.00	4.88	5.14

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/4/12 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 4, 2012.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Global Bond Opportunities Fund and the Bloomberg Multiverse Index from September 4, 2012 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Multiverse Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund, if applicable. The Bloomberg Multiverse Index provides a broad-based measure of the international fixed income bond market. The Bloomberg Multiverse Index represents the union of the Bloomberg Global Aggregate Index and the Bloomberg Global High Yield Index. The Bloomberg Global Aggregate Index is a measure of global investment grade debt from twenty-four different local currency markets. The Bloomberg Global High Yield Index provides a broad-based measure of the global high-yield fixed income markets. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on September 4, 2012 until May 31, 2013, the Fund did not experience any shareholder purchase and sale activity. If such activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	9

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.34%
Bloomberg U.S. Universal Index (formerly Bloomberg Barclays U.S. Universal Index)	1.72%
ICE BofAML 3-Month US Treasury Bill Index	0.02%

Net Assets as of 8/31/2021 (In Thousands)	$9,877,867
Duration as of 8/31/2021	0.3 Years

INVESTMENT OBJECTIVE**

The JPMorgan Strategic Income Opportunities Fund (the “Fund”) seeks to provide high total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to an index during the period. The Fund attempts to achieve a positive total return in diverse market environments over time and accordingly, is not required to meet target index weights, allowing the Fund’s portfolio managers to avoid sectors that they believe are unattractive. While the Fund was not managed to an index, its return was compared to the Bloomberg U.S. Universal Index (the “Index”) and the ICE BofAML 3-Month US Treasury Bill Index.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

For the six months ended August 31, 2021, the Fund’s Class I Shares underperformed the Index and outperformed the ICE BofAML 3-Month US Treasury Bill Index.

The Fund’s short positions in investment grade corporate credit, high yield corporate credit (also known as “junk bonds”) and emerging markets debt (established using credit default swaps) was the leading detractor from both absolute performance and performance relative to the Index.

The Fund’s allocations to high yield corporate bonds, non-agency mortgage-backed securities and investment grade corporate bonds were leading contributors to both absolute performance and performance relative to the Index, as well as the Fund’s outperformance relative to the ICE BofAML 3-Month US Treasury Bill Index, which contains only Treasury Bills.

HOW WAS THE FUND POSITIONED?

At the end of the period, the Fund had long positions in high yield corporate debt, investment grade corporate debt and non-agency mortgage-backed securities. The Fund also established short positions in the emerging markets debt through credit default swaps. The Fund, which has the capability to be 100% invested in cash, held a cash position of approximately 47% of net assets at the end of the period. A portion of the Fund’s cash position (representing 1% of the total cash allocation) was held to support derivative positions that were used as substitutes for securities. The remaining cash position was held in a J.P. Morgan money market fund. As of the end of the period, the Fund used credit default swaps to establish select short positions in the investment grade corporate credit, high yield corporate credit and emerging markets debt sectors.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	34.1%
Asset-Backed Securities	6.6
Collateralized Mortgage Obligations	5.1
Loan Assignments	5.1
Others (each less than 1.0%)	1.6
Short-Term Investments	47.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 10, 2008
With Sales Charge**		(3.56)%	(2.54)%	1.36%	2.19%
Without Sales Charge		0.21	1.21	2.14	2.58
CLASS C SHARES	October 10, 2008
With CDSC***		(0.99)	(0.30)	1.63	2.18
Without CDSC		0.01	0.70	1.63	2.18
CLASS I SHARES	October 10, 2008	0.34	1.46	2.40	2.84
CLASS R5 SHARES	October 10, 2008	0.42	1.61	2.56	3.03
CLASS R6 SHARES	November 1, 2017	0.55	1.71	2.65	3.07

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Strategic Income Opportunities Fund, the Bloomberg U.S. Universal Index and the ICE BofAML 3-Month US Treasury Bill Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Universal Index and the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate

Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	11

JPMorgan Total Return Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.37%
Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)	1.49%

Net Assets as of 8/31/2021 (In Thousands)	$572,176
Duration as of 8/31/2021	6.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Total Return Fund (the “Fund”) seeks to provide high total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares underperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight position in U.S. Treasury securities was the leading detractor from performance relative to the Benchmark. The Fund’s overweight positions in non-agency mortgage-backed securities, investment grade corporate bonds, and high yield corporate bonds (also known as “junk bonds”) were the leading contributors to performance.

HOW WAS THE FUND POSITIONED?

At the end of the period, the Fund had overweight positions in high yield corporate bonds and underweight positions in emerging markets debt. The Fund’s portfolio managers used credit default swaps to initiate short positions in areas that they believed were not attractive from a valuation perspective. When such derivatives were used as a substitute for securities, the Fund kept cash invested in a J.P. Morgan money market fund to support those positions.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	43.1%
Mortgage-Backed Securities	21.4
U.S. Treasury Obligations	5.4
Collateralized Mortgage Obligations	3.5
Asset-Backed Securities	1.9
Others (each less than 1.0%)	1.5
Short-Term Investments	23.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 16, 2008
With Sales Charge**		(2.41)%	(3.82)%	2.40%	3.35%
Without Sales Charge		1.42	(0.06)	3.20	3.74
CLASS C SHARES	June 16, 2008
With CDSC***		(0.01)	(1.71)	2.53	3.21
Without CDSC		0.99	(0.71)	2.53	3.21
CLASS I SHARES	June 16, 2008	1.37	0.04	3.29	3.83
CLASS R2 SHARES	March 18, 2014	1.16	(0.58)	2.68	3.40
CLASS R5 SHARES	June 16, 2008	1.42	0.14	3.39	3.94
CLASS R6 SHARES	March 18, 2014	1.55	0.20	3.45	3.98

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The returns for Class R2 and Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns of Class R2 and Class R6 Shares would have been different than those shown because Class R2 and Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Total Return Fund and the Bloomberg U.S. Aggregate Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index

(the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	13

JPMorgan Unconstrained Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.20%
Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)	1.49%
ICE BofAML 3-Month US Treasury Bill Index	0.02%

Net Assets as of 8/31/2021 (In Thousands)	$1,107,173
Duration as of 8/31/2021	1.3 Years

INVESTMENT OBJECTIVE**

The JPMorgan Unconstrained Debt Fund (the “Fund”) seeks to provide long-term total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s investment approach is flexible and it is not managed to, or constrained by, a benchmark. However, the Fund’s performance is compared with the Bloomberg U.S. Aggregate Index (the “Index”) and the ICE BofAML 3-Month US Treasury Bill Index (the “Secondary Index”). For the six months ended August 31, 2021, the Fund’s Class I Shares underperformed the Index and outperformed the Secondary Index.

Relative to the Index, the Fund’s shorter overall duration was the leading detractor from performance as interest rates fell during the period. Generally, bonds with shorter duration will experience smaller price increase when interest rates fall, compared with bonds of longer duration. In terms of absolute performance, the Fund’s allocation to government interest rates, obtained through investments in government bonds and interest rate futures, detracted from absolute performance.

The Fund’s allocations to investment grade credit, corporate high yield debt (also known as “junk bonds”) and securitized debt were leading contributors to absolute performance. The Fund’s investments in emerging markets debt (both sovereign debt and bonds denominated in local currencies) also contributed to absolute performance.

HOW WAS THE FUND POSITIONED?

Starting in March 2021, the Fund’s portfolio managers increased their allocation to high yield corporate bonds and to loan assignments that are not bond securities. The portfolio managers reduced the Fund’s allocation to investment grade corporate debt, emerging markets debt and securitized debt. Within securitized debt, the portfolio managers reduced the Fund’s allocation to agency mortgage-backed securities and increased the allocation to asset-backed securities and commercial mortgage-backed securities.

The portfolio managers reduced the Fund’s overall duration, mainly through increased short exposure to U.S. Treasury futures. The portfolio managers also removed the Fund’s long exposure to Australia and short exposure to Canada, while also trimming the Fund’s allocation to Italy. The portfolio managers shifted the Fund’s long exposure to Germany to a net short position and removed the Fund’s short position in the U.K. The portfolio managers reduced the Fund’s duration to 1.34 years at August 31, 2021 from 2.79 years at February 28, 2021.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	36.5%
Asset-Backed Securities	16.5
Foreign Government Securities	12.7
Commercial Mortgage-Backed Securities	9.3
Collateralized Mortgage Obligations	8.2
Loan Assignments	6.5
Convertible Bonds	4.1
Mortgage-Backed Securities	1.7
Others (each less than 1.0%)	0.6
Short-Term Investments	3.9

PORTFOLIO COMPOSITION BY COUNTRY AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
United States	65.0%
Italy	5.5
United Kingdom	3.6
France	2.1
Switzerland	1.5
Mexico	1.3
China	1.2
Germany	1.1
Spain	1.1
Indonesia	1.0
Australia	1.0
Others (each less than 1.0%)	11.7
Short-Term Investments	3.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 1, 2010
With Sales Charge**		(2.60)%	0.37%	2.40%	2.84%
Without Sales Charge		1.18	4.31	3.18	3.23
CLASS C SHARES	December 1, 2010
With CDSC***		(0.17)	2.72	2.66	2.83
Without CDSC		0.83	3.72	2.66	2.83
CLASS I SHARES	December 1, 2010	1.20	4.46	3.44	3.49
CLASS R2 SHARES	December 1, 2010	0.90	3.85	2.83	2.93
CLASS R5 SHARES	December 1, 2010	1.33	4.61	3.54	3.64
CLASS R6 SHARES	November 1, 2011	1.38	4.61	3.60	3.69

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Unconstrained Debt Fund, the Bloomberg U.S. Aggregate Index and the ICE BofAML 3-Month US Treasury Bill Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are

SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	15

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 90.6%

Aerospace & Defense — 2.4%

BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	885	970

Boeing Co. (The)

2.20%, 2/4/2026	1,167	1,171

3.60%, 5/1/2034	243	257

3.25%, 2/1/2035	644	659

5.71%, 5/1/2040	140	181

3.38%, 6/15/2046	165	162

3.83%, 3/1/2059	238	242

3.95%, 8/1/2059	668	695

Leidos, Inc.

2.30%, 2/15/2031	800	789

Northrop Grumman Corp.

3.25%, 1/15/2028	835	913

Raytheon Technologies Corp.

4.13%, 11/16/2028	1,776	2,043

1.90%, 9/1/2031	485	479

3.75%, 11/1/2046	460	523

		9,084

Air Freight & Logistics — 0.1%

FedEx Corp.

3.25%, 5/15/2041	323	337

Auto Components — 0.1%

Lear Corp.

5.25%, 5/15/2049	310	395

Automobiles — 0.8%

General Motors Co.

6.13%, 10/1/2025	526	621

5.15%, 4/1/2038	181	218

Hyundai Capital America

1.30%, 1/8/2026 (a)	298	295

1.50%, 6/15/2026 (a)	387	385

2.38%, 10/15/2027 (a)	419	428

Nissan Motor Co. Ltd. (Japan)

4.35%, 9/17/2027 (a)	571	636

4.81%, 9/17/2030 (a)	485	549

		3,132

Banks — 15.8%

ABN AMRO Bank NV (Netherlands)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (b)	200	200

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Banks — continued

Banco Santander SA (Spain)

4.25%, 4/11/2027		400	453

3.31%, 6/27/2029		1,800	1,975

Bank of America Corp.

Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (b) (c) (d)		456	505

Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (b) (c) (d)		209	236

Series L, 3.95%, 4/21/2025		1,548	1,695

(SOFR + 0.96%), 1.73%, 7/22/2027 (b)		888	900

Series L, 4.18%, 11/25/2027		514	578

(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)		1,307	1,456

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)		818	907

(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (b)		577	655

(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030 (b)		295	312

Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)		755	783

(SOFR + 1.32%), 2.69%, 4/22/2032 (b)		3,495	3,631

(SOFR + 1.22%), 2.30%, 7/21/2032 (b)		830	835

(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (b)		16	19

(SOFR + 1.93%), 2.68%, 6/19/2041 (b)		1,265	1,246

CaixaBank SA (Spain)

(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (b) (c) (d) (e)	EUR	400	534

Citigroup, Inc.

Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (b) (c) (d)		394	422

Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (c) (d)		759	787

4.30%, 11/20/2026		367	417

(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)		4,126	4,596

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)		346	383

(SOFR + 1.42%), 2.98%, 11/5/2030 (b)		859	914

(SOFR + 3.91%), 4.41%, 3/31/2031 (b)		514	602

(SOFR + 2.11%), 2.57%, 6/3/2031 (b)		595	614

5.30%, 5/6/2044		32	43

Cooperatieve Rabobank UA (Netherlands)

3.75%, 7/21/2026		628	695

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Banks — continued

Credit Agricole SA (France)

(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)		840	1,022

Danske Bank A/S (Denmark)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (b)		1,113	1,121

HSBC Holdings plc (United Kingdom)

(SOFR + 1.93%), 2.10%, 6/4/2026 (b)		1,262	1,298

(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (b)		1,180	1,311

(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (b)		844	940

(SOFR + 1.29%), 2.21%, 8/17/2029 (b)		690	696

(SOFR + 2.39%), 2.85%, 6/4/2031 (b)		1,591	1,659

(SOFR + 1.19%), 2.80%, 5/24/2032 (b)		200	206

Intesa Sanpaolo SpA (Italy)

3.93%, 9/15/2026 (e)	EUR	950	1,267

(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (c) (d) (e)	EUR	400	586

4.95%, 6/1/2042 (a)		280	290

Natwest Group plc (United Kingdom)

6.13%, 12/15/2022		675	722

6.00%, 12/19/2023		1,008	1,122

5.13%, 5/28/2024		844	934

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (d)		323	362

(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027 (b) (c) (d)	GBP	503	749

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)		425	428

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (b)		561	599

Nordea Bank Abp (Finland)

(USD Swap Semi 5 Year + 1.69%), 4.62%, 9/13/2033 (a) (b)		1,710	1,932

Santander UK Group Holdings plc (United Kingdom)

(SOFR + 0.99%), 1.67%, 6/14/2027 (b)		570	572

(SOFR + 1.48%), 2.90%, 3/15/2032 (b)		454	470

Societe Generale SA (France)

4.25%, 4/14/2025 (a)		1,820	1,976

4.25%, 8/19/2026 (a)		539	592

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (c) (d)		285	309

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (b)		385	393

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (b)		1,285	1,343

SVB Financial Group

Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.00%, 5/15/2026 (b) (c) (d)		340	353

Truist Financial Corp.

Series P, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.61%), 4.95%, 9/1/2025 (b) (c) (d)		217	239

Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (b) (c) (d)		737	848

UniCredit SpA (Italy)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)		368	368

(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027 (b) (c) (d) (e)	EUR	1,100	1,264

(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (b)		400	446

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (b)		570	630

Wells Fargo & Co.

Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (c) (d)		791	822

4.10%, 6/3/2026		736	827

4.30%, 7/22/2027		611	700

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)		661	733

(SOFR + 2.10%), 2.39%, 6/2/2028 (b)		810	845

(SOFR + 2.53%), 3.07%, 4/30/2041 (b)		675	708

4.40%, 6/14/2046		111	135

			58,210

Beverages — 2.2%

Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036		590	727

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	17

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Beverages — continued

Anheuser-Busch InBev Finance, Inc. (Belgium)

4.70%, 2/1/2036	947	1,158

4.00%, 1/17/2043	304	344

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.38%, 4/15/2038	469	560

4.35%, 6/1/2040	672	806

4.60%, 4/15/2048	526	647

4.50%, 6/1/2050	393	489

Coca-Cola Co. (The)

2.50%, 6/1/2040	193	194

3.00%, 3/5/2051	348	371

Constellation Brands, Inc. 3.15%, 8/1/2029	545	589

Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	640	680

Keurig Dr Pepper, Inc. 3.80%, 5/1/2050	215	245

PepsiCo, Inc.

3.50%, 3/19/2040	260	297

3.45%, 10/6/2046	140	159

Pernod Ricard International Finance LLC 1.63%, 4/1/2031 (a)	996	957

		8,223

Biotechnology — 2.3%

AbbVie, Inc.

3.20%, 11/21/2029	892	975

4.05%, 11/21/2039	422	496

4.40%, 11/6/2042	745	906

4.25%, 11/21/2049	783	950

Amgen, Inc.

2.00%, 1/15/2032	730	718

3.15%, 2/21/2040	780	824

3.00%, 1/15/2052	345	345

Biogen, Inc. 3.15%, 5/1/2050	845	835

Gilead Sciences, Inc.

4.00%, 9/1/2036	355	416

2.60%, 10/1/2040	187	182

2.80%, 10/1/2050	936	909

Regeneron Pharmaceuticals, Inc.

1.75%, 9/15/2030	691	665

2.80%, 9/15/2050	239	226

		8,447

Building Products — 0.1%

Standard Industries, Inc.

5.00%, 2/15/2027 (a)	400	414

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — 6.8%

Charles Schwab Corp. (The)

Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (c) (d)	515	542

Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (c) (d)	350	364

Credit Suisse Group AG (Switzerland)

(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (b) (c) (d)	240	261

(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	2,113	2,200

(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	786	806

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (a) (b) (c) (d)	675	707

4.28%, 1/9/2028 (a)	490	548

(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	470	490

Deutsche Bank AG (Germany)

(SOFR + 1.72%), 3.04%, 5/28/2032 (b)	726	749

Goldman Sachs Group, Inc. (The)

Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (b) (c) (d)	490	494

(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	304	305

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	3,127	3,472

(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (b)	2,033	2,276

(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	393	406

(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	490	495

(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	679	795

(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (b)	419	514

Macquarie Bank Ltd. (Australia)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (b)	210	211

Macquarie Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (b)	35	39

(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (b)	450	456

Mellon Capital IV

Series 1, (ICE LIBOR USD 3 Month + 0.57%), 4.00%, 10/4/2021 (b) (c) (d)	285	285

Moody’s Corp. 2.55%, 8/18/2060	327	294

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

Morgan Stanley

Series M, (ICE LIBOR USD 3 Month + 4.44%), 5.87%, 9/15/2026 (b) (c) (d)		751	864

(SOFR + 0.88%), 1.59%, 5/4/2027 (b)		951	960

(SOFR + 0.86%), 1.51%, 7/20/2027 (b)		1,270	1,275

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)		1,603	1,780

(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)		844	984

(SOFR + 1.18%), 2.24%, 7/21/2032 (b)		1,515	1,519

(SOFR + 1.43%), 2.80%, 1/25/2052 (b)		310	309

S&P Global, Inc. 2.30%, 8/15/2060		124	109

State Street Corp. Series F, (ICE LIBOR USD 3 Month + 3.60%), 3.72%, 12/15/2021 (b) (c) (d)		281	283

UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)		595	594

			25,386

Chemicals — 1.2%

Air Products and Chemicals, Inc. 2.70%, 5/15/2040		517	532

CF Industries, Inc.

5.15%, 3/15/2034		503	627

4.95%, 6/1/2043		302	373

5.38%, 3/15/2044		420	546

Dow Chemical Co. (The) 2.10%, 11/15/2030		450	453

Huntsman International LLC 2.95%, 6/15/2031		263	272

INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)		200	203

LYB International Finance III LLC

3.38%, 5/1/2030		430	473

3.63%, 4/1/2051		428	465

Mosaic Co. (The) 4.05%, 11/15/2027		96	109

Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029		550	575

			4,628

Commercial Services & Supplies — 0.1%

Prime Security Services Borrower LLC 3.38%, 8/31/2027 (a)		300	289

Construction & Engineering — 0.7%

Heathrow Funding Ltd. (United Kingdom) 6.45%, 12/10/2031 (e)	GBP	1,010	1,914

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Construction & Engineering — continued

Manchester Airport Group Funding plc (United Kingdom) 2.88%, 9/30/2044 (e)	GBP	400	564

			2,478

Construction Materials — 0.1%

Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (a) (b) (c) (d)		243	254

Consumer Finance — 2.3%

AerCap Ireland Capital DAC (Ireland) 1.75%, 1/30/2026		330	327

American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (b) (c) (d)		460	468

Avolon Holdings Funding Ltd. (Ireland)

5.25%, 5/15/2024 (a)		266	292

2.88%, 2/15/2025 (a)		429	442

2.13%, 2/21/2026 (a)		190	190

4.25%, 4/15/2026 (a)		349	378

4.38%, 5/1/2026 (a)		82	89

2.53%, 11/18/2027 (a)		56	56

Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (c) (d)		689	714

Ford Motor Credit Co. LLC

4.06%, 11/1/2024		200	211

3.38%, 11/13/2025		447	463

4.39%, 1/8/2026		735	788

3.82%, 11/2/2027		630	663

General Motors Financial Co., Inc.

5.25%, 3/1/2026		282	325

3.85%, 1/5/2028		22	24

OneMain Finance Corp. 7.13%, 3/15/2026		250	292

Park Aerospace Holdings Ltd. (Ireland)

4.50%, 3/15/2023 (a)		270	283

5.50%, 2/15/2024 (a)		21	23

Volkswagen International Finance NV (Germany)

(EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026 (b) (c) (d) (e)	EUR	1,350	1,812

(EUR Swap Annual 10 Year + 3.98%), 4.62%, 6/27/2028 (b) (c) (d) (e)	EUR	400	552

			8,392

Containers & Packaging — 0.0% (f)

LABL, Inc. 6.75%, 7/15/2026 (a)		160	168

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	19

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Consumer Services — 0.3%

Pepperdine University Series 2020, 3.30%, 12/1/2059	50	53

Service Corp. International 3.38%, 8/15/2030	280	282

Trustees of Boston University Series Ee, 3.17%, 10/1/2050	571	621

University of Chicago (The) Series 20B, 2.76%, 4/1/2045	127	132

		1,088

Diversified Financial Services — 1.3%

Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (b) (c) (d)	127	138

GE Capital Funding LLC 4.40%, 5/15/2030	2,296	2,690

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,354	1,643

Shell International Finance BV (Netherlands) 3.63%, 8/21/2042	250	282

		4,753

Diversified Telecommunication Services — 3.7%

AT&T, Inc.

2.55%, 12/1/2033 (a)	958	963

3.50%, 6/1/2041	1,506	1,587

3.10%, 2/1/2043	219	217

3.30%, 2/1/2052	135	134

3.50%, 9/15/2053 (a)	408	419

3.55%, 9/15/2055 (a)	1,541	1,577

CCO Holdings LLC

5.38%, 6/1/2029 (a)	255	279

4.50%, 8/15/2030 (a)	625	653

Sprint Capital Corp. 8.75%, 3/15/2032	45	69

Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	300	341

Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	1,298	1,530

Verizon Communications, Inc.

4.33%, 9/21/2028	301	351

1.75%, 1/20/2031	616	597

2.55%, 3/21/2031	422	436

4.27%, 1/15/2036	1,364	1,632

2.65%, 11/20/2040	980	951

3.40%, 3/22/2041	679	727

3.85%, 11/1/2042	10	11

4.13%, 8/15/2046	79	93

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

2.88%, 11/20/2050	263	253

3.55%, 3/22/2051	384	417

2.99%, 10/30/2056	672	648

		13,885

Electric Utilities — 6.2%

Alliant Energy Finance LLC 4.25%, 6/15/2028 (a)	226	258

Appalachian Power Co.

Series AA, 2.70%, 4/1/2031	372	389

6.38%, 4/1/2036	22	30

Baltimore Gas and Electric Co.

3.20%, 9/15/2049	187	202

2.90%, 6/15/2050	368	374

Commonwealth Edison Co. 3.70%, 3/1/2045	501	577

Duke Energy Carolinas LLC

4.25%, 12/15/2041	419	508

4.00%, 9/30/2042	610	721

Duke Energy Corp. 3.50%, 6/15/2051	285	301

Duke Energy Indiana LLC 3.75%, 5/15/2046	275	314

Duke Energy Ohio, Inc. 4.30%, 2/1/2049	51	64

Duke Energy Progress LLC 2.90%, 8/15/2051	180	182

Duquesne Light Holdings, Inc.

3.62%, 8/1/2027 (a)	224	245

2.53%, 10/1/2030 (a)	215	214

2.78%, 1/7/2032 (a)	280	284

Edison International

3.55%, 11/15/2024	38	40

4.95%, 4/15/2025	546	606

Emera US Finance LP (Canada)

2.64%, 6/15/2031 (a)	317	323

4.75%, 6/15/2046	333	396

Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (b)	818	971

Enel Finance International NV (Italy)

3.63%, 5/25/2027 (a)	762	847

2.25%, 7/12/2031 (a)	205	204

Entergy Arkansas LLC 4.95%, 12/15/2044	153	168

Entergy Corp. 2.40%, 6/15/2031	558	562

Entergy Louisiana LLC

2.35%, 6/15/2032	517	527

4.95%, 1/15/2045	995	1,101

Entergy Mississippi LLC 3.50%, 6/1/2051	89	101

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Entergy Texas, Inc.

1.50%, 9/1/2026		280	280

3.45%, 12/1/2027		71	77

4.00%, 3/30/2029		54	61

Evergy, Inc.

2.90%, 9/15/2029		556	594

Florida Power & Light Co.

4.05%, 6/1/2042		44	54

Iberdrola International BV (Spain)

Series NC5, (EUR Swap Annual 5 Year + 2.32%), 1.87%, 1/28/2026 (b) (c) (d) (e)	EUR	300	366

ITC Holdings Corp.

2.95%, 5/14/2030 (a)		844	897

Jersey Central Power & Light Co.

2.75%, 3/1/2032 (a)		381	396

Louisville Gas and Electric Co.

4.65%, 11/15/2043		65	82

Metropolitan Edison Co.

4.00%, 4/15/2025 (a)		46	49

Mid-Atlantic Interstate Transmission LLC

4.10%, 5/15/2028 (a)		70	79

NextEra Energy Capital Holdings, Inc.

3.50%, 4/1/2029		19	21

2.25%, 6/1/2030		311	317

(ICE LIBOR USD 3 Month + 2.13%), 2.24%, 6/15/2067 (b)		765	721

NRG Energy, Inc.

5.75%, 1/15/2028		225	240

Ohio Power Co.

4.00%, 6/1/2049		19	23

Pacific Gas and Electric Co.

3.50%, 6/15/2025		207	215

4.25%, 3/15/2046		552	535

3.95%, 12/1/2047		935	886

PacifiCorp

3.30%, 3/15/2051		712	760

2.90%, 6/15/2052		307	307

Pennsylvania Electric Co.

3.25%, 3/15/2028 (a)		79	84

3.60%, 6/1/2029 (a)		70	76

PPL Capital Funding, Inc.

Series A, (ICE LIBOR USD 3 Month + 2.67%), 2.81%, 3/30/2067 (b)		890	862

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Electric Utilities — continued

Public Service Co. of Oklahoma

Series J, 2.20%, 8/15/2031		360	362

Southern California Edison Co.

Series B, 3.65%, 3/1/2028		54	59

Series 13-A, 3.90%, 3/15/2043		5	5

Series C, 3.60%, 2/1/2045		86	87

Series C, 4.13%, 3/1/2048		212	229

3.65%, 2/1/2050		564	575

Southwestern Electric Power Co.

Series J, 3.90%, 4/1/2045		89	100

Union Electric Co.

2.95%, 3/15/2030		759	826

Virginia Electric and Power Co.

2.45%, 12/15/2050		473	441

Vistra Operations Co. LLC

3.55%, 7/15/2024 (a)		465	492

3.70%, 1/30/2027 (a)		428	454

4.30%, 7/15/2029 (a)		758	818

Xcel Energy, Inc.

3.50%, 12/1/2049		216	236

			23,175

Electronic Equipment, Instruments & Components — 0.1%

CDW LLC

3.25%, 2/15/2029		225	231

Energy Equipment & Services — 0.2%

Baker Hughes a GE Co. LLC

3.34%, 12/15/2027		511	563

Schlumberger Holdings Corp.

3.90%, 5/17/2028 (a)		140	157

			720

Entertainment — 1.3%

Activision Blizzard, Inc.

2.50%, 9/15/2050		1,180	1,054

Netflix, Inc.

3.63%, 5/15/2027	EUR	265	362

4.88%, 4/15/2028		1,542	1,802

3.88%, 11/15/2029 (e)	EUR	500	714

Walt Disney Co. (The)

3.50%, 5/13/2040		254	286

WMG Acquisition Corp.

3.88%, 7/15/2030 (a)		500	527

			4,745

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	21

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — 2.8%

American Tower Corp.

2.75%, 1/15/2027	993	1,048

3.13%, 1/15/2027	309	332

Corporate Office Properties LP

2.00%, 1/15/2029	100	99

2.75%, 4/15/2031	124	127

Crown Castle International Corp.

3.65%, 9/1/2027	419	465

3.10%, 11/15/2029	336	358

2.90%, 4/1/2041	259	254

Essex Portfolio LP

2.65%, 9/1/2050	495	452

Goodman US Finance Three LLC (Australia)

3.70%, 3/15/2028 (a)	32	35

Healthcare Trust of America Holdings LP

3.10%, 2/15/2030	1,024	1,096

2.00%, 3/15/2031	241	234

Healthpeak Properties, Inc.

3.00%, 1/15/2030	557	596

Life Storage LP

4.00%, 6/15/2029	460	522

MGM Growth Properties Operating Partnership LP

3.88%, 2/15/2029 (a)	225	239

Office Properties Income Trust

2.65%, 6/15/2026	529	540

Regency Centers LP 2.95%, 9/15/2029	983	1,043

3.70%, 6/15/2030	642	721

UDR, Inc. 3.00%, 8/15/2031	13	14

VEREIT Operating Partnership LP 3.40%, 1/15/2028	555	606

VICI Properties LP 4.13%, 8/15/2030(a)	100	107

WEA Finance LLC (France) 2.88%, 1/15/2027 (a)	688	717

WP Carey, Inc. 2.40%, 2/1/2031	729	732

		10,337

Food & Staples Retailing — 1.1%

7-Eleven, Inc. 2.80%, 2/10/2051 (a)	400	378

Albertsons Cos., Inc. 4.88%, 2/15/2030 (a)	180	196

Kroger Co. (The) 3.88%, 10/15/2046	1,014	1,138

Sysco Corp. 3.30%, 2/15/2050	885	928

Walmart, Inc. 3.95%, 6/28/2038	469	569

4.00%, 4/11/2043	525	644

3.63%, 12/15/2047	165	195

		4,048

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — 0.9%

Bimbo Bakeries USA, Inc. (Mexico) 4.00%, 5/17/2051 (a)	203	225

Grupo Bimbo SAB de CV (Mexico) 4.00%, 9/6/2049 (a)	200	219

Kraft Heinz Foods Co. 3.75%, 4/1/2030	1,265	1,399

4.63%, 10/1/2039	375	447

Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)	320	329

Post Holdings, Inc. 4.63%, 4/15/2030 (a)	345	352

Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)	504	513

		3,484

Gas Utilities — 0.0%(f)

Southern California Gas Co. 4.45%, 3/15/2044	25	30

Health Care Equipment & Supplies — 0.0% (f)

Zimmer Biomet Holdings, Inc. 4.45%, 8/15/2045	152	183

Health Care Providers & Services — 4.5%

Aetna, Inc. 4.13%, 11/15/2042	178	207

4.75%, 3/15/2044	241	305

3.88%, 8/15/2047	162	184

Anthem, Inc. 4.63%, 5/15/2042	32	40

4.65%, 1/15/2043	336	423

Centene Corp. 3.38%, 2/15/2030	420	439

Cigna Corp. 4.38%, 10/15/2028	983	1,146

3.20%, 3/15/2040	663	698

3.40%, 3/15/2050	57	61

3.40%, 3/15/2051	171	183

Cottage Health Obligated Group

Series 2020, 3.30%, 11/1/2049	19	21

CVS Health Corp. 4.30%, 3/25/2028	258	297

1.75%, 8/21/2030	314	306

4.78%, 3/25/2038	480	597

2.70%, 8/21/2040	749	736

HCA, Inc. 5.88%, 2/15/2026	174	202

5.38%, 9/1/2026	326	376

4.50%, 2/15/2027	2,115	2,398

5.63%, 9/1/2028	989	1,179

5.88%, 2/1/2029	202	245

4.13%, 6/15/2029	490	554

3.50%, 9/1/2030	1,000	1,073

5.50%, 6/15/2047	159	210

Humana, Inc. 2.15%, 2/3/2032	100	100

Memorial Health Services 3.45%, 11/1/2049	44	49

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

New York and Presbyterian Hospital (The) 2.26%, 8/1/2040	603	578

Texas Health Resources

Series 2019, 3.37%, 11/15/2051	35	39

UnitedHealth Group, Inc. 2.30%, 5/15/2031	710	735

3.50%, 8/15/2039	993	1,121

2.75%, 5/15/2040	359	369

3.05%, 5/15/2041	190	202

3.25%, 5/15/2051	273	299

Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	1,135	1,156

2.65%, 1/15/2032 (a)	130	131

		16,659

Hotels, Restaurants & Leisure — 0.1%

McDonald’s Corp. 3.63%, 9/1/2049	245	276

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	150	160

		436

Household Durables — 0.7%

Lennar Corp. 4.75%, 11/29/2027	1,153	1,342

MDC Holdings, Inc. 2.50%, 1/15/2031	1,338	1,309

		2,651

Independent Power and Renewable Electricity Producers — 0.9%

AES Corp. (The)

3.30%, 7/15/2025(a)	792	846

3.95%, 7/15/2030(a)	279	311

Alexander Funding Trust 1.84%, 11/15/2023 (a)	1,727	1,761

Southern Power Co. 5.15%, 9/15/2041	29	36

Series F, 4.95%, 12/15/2046	438	543

		3,497

Industrial Conglomerates — 0.1%

Honeywell International, Inc. 1.75%, 9/1/2031	465	461

Insurance — 1.1%

American International Group, Inc. 3.40%, 6/30/2030	501	552

3.88%, 1/15/2035	479	548

4.80%, 7/10/2045	200	258

Berkshire Hathaway Finance Corp. 4.20%, 8/15/2048	114	142

2.85%, 10/15/2050	507	511

Guardian Life Insurance Co. of America (The) 4.88%, 6/19/2064 (a)	140	185

3.70%, 1/22/2070 (a)	145	158

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

MetLife, Inc. 4.13%, 8/13/2042	54	65

Nationwide Mutual Insurance Co. 4.35%, 4/30/2050 (a)	290	333

New York Life Global Funding 1.85%, 8/1/2031 (a)	440	437

New York Life Insurance Co. 3.75%, 5/15/2050 (a)	335	386

4.45%, 5/15/2069 (a)	225	288

Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047 (a)	80	92

Prudential Financial, Inc. 3.91%, 12/7/2047	10	12

Teachers Insurance & Annuity Association of America

(ICE LIBOR USD 3 Month + 2.66%), 4.38%, 9/15/2054 (a) (b)	280	293

		4,260

Internet & Direct Marketing Retail — 0.4%

Amazon.com, Inc. 3.88%, 8/22/2037	561	669

2.50%, 6/3/2050	462	444

3.10%, 5/12/2051	150	162

2.70%, 6/3/2060	327	318

		1,593

IT Services — 0.6%

Fiserv, Inc. 3.50%, 7/1/2029	209	230

Gartner, Inc. 3.75%, 10/1/2030 (a)	190	199

Global Payments, Inc. 3.20%, 8/15/2029	710	761

2.90%, 5/15/2030	355	373

VeriSign, Inc. 2.70%, 6/15/2031	463	476

Visa, Inc. 2.70%, 4/15/2040	197	205

		2,244

Life Sciences Tools & Services — 0.1%

Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	170	170

2.80%, 10/15/2041	100	102

		272

Media — 2.8%

Charter Communications Operating LLC 2.30%, 2/1/2032	396	386

6.38%, 10/23/2035	395	528

3.50%, 6/1/2041	752	760

4.80%, 3/1/2050	571	667

3.70%, 4/1/2051	159	160

3.90%, 6/1/2052	406	419

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	23

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	255	262

Comcast Corp. 3.40%, 4/1/2030	809	899

3.20%, 7/15/2036	362	394

3.75%, 4/1/2040	336	386

2.45%, 8/15/2052	1,839	1,696

Cox Communications, Inc. 4.80%, 2/1/2035 (a)	184	223

CSC Holdings LLC 7.50%, 4/1/2028 (a)	200	219

Discovery Communications LLC 3.95%, 3/20/2028	1,151	1,286

4.13%, 5/15/2029	197	222

5.20%, 9/20/2047	352	443

iHeartCommunications, Inc. 5.25%, 8/15/2027 (a)	250	262

Time Warner Cable LLC 5.88%, 11/15/2040	362	466

4.50%, 9/15/2042	89	100

ViacomCBS, Inc. 4.38%, 3/15/2043	19	22

4.60%, 1/15/2045	285	344

(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (b)	271	309

		10,453

Metals & Mining — 2.0%

Anglo American Capital plc (South Africa) 2.88%, 3/17/2031 (a)	374	384

Arconic Corp. 6.13%, 2/15/2028 (a)	300	321

Freeport-McMoRan, Inc. 4.13%, 3/1/2028	219	229

5.25%, 9/1/2029	1,035	1,146

5.40%, 11/14/2034	480	602

5.45%, 3/15/2043	590	754

Glencore Funding LLC (Australia)

1.63%, 4/27/2026 (a)	608	610

4.00%, 3/27/2027 (a)	913	1,010

2.50%, 9/1/2030 (a)	172	172

Kaiser Aluminum Corp.

4.63%, 3/1/2028 (a)	250	259

Teck Resources Ltd. (Canada)

5.20%, 3/1/2042	330	396

5.40%, 2/1/2043	467	575

Vale Overseas Ltd. (Brazil)

3.75%, 7/8/2030	962	1,023

		7,481

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Multi-Utilities — 2.0%

Ameren Corp.

1.75%, 3/15/2028		371	369

3.50%, 1/15/2031		911	1,008

Berkshire Hathaway Energy Co.

2.85%, 5/15/2051		311	303

CenterPoint Energy, Inc.

Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (b) (c) (d)		344	364

2.95%, 3/1/2030		342	364

2.65%, 6/1/2031		1,025	1,066

CMS Energy Corp.

2.95%, 2/15/2027		682	727

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (b)		506	569

Dominion Energy, Inc.

Series C, 2.25%, 8/15/2031		270	273

NGG Finance plc (United Kingdom)

(EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (b) (e)	EUR	360	436

NiSource, Inc.

2.95%, 9/1/2029		558	594

Puget Energy, Inc.

2.38%, 6/15/2028 (a)		400	405

San Diego Gas & Electric Co.

4.30%, 4/1/2042		54	63

Sempra Energy

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (b) (c) (d)		522	567

Southern Co. Gas Capital Corp.

Series 20-A, 1.75%, 1/15/2031		443	428

			7,536

Oil, Gas & Consumable Fuels — 8.4%

BP Capital Markets America, Inc.

3.06%, 6/17/2041		165	170

2.77%, 11/10/2050		736	700

2.94%, 6/4/2051		41	40

BP Capital Markets plc (United Kingdom)

(EUR Swap Annual 5 Year + 4.12%), 3.63%, 3/22/2029 (b) (c) (d) (e)	EUR	650	839

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)		1,143	1,260

Buckeye Partners LP

4.50%, 3/1/2028 (a)		125	129

5.60%, 10/15/2044		25	25

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Cheniere Corpus Christi Holdings LLC

5.88%, 3/31/2025	254	289

5.13%, 6/30/2027	904	1,051

2.74%, 12/31/2039 (a)	230	230

Chevron USA, Inc.

3.25%, 10/15/2029	295	327

4.95%, 8/15/2047	146	201

2.34%, 8/12/2050	296	273

ConocoPhillips

4.30%, 8/15/2028 (a)	469	544

Devon Energy Corp.

4.50%, 1/15/2030 (a)	1,159	1,266

Diamondback Energy, Inc.

3.25%, 12/1/2026	162	174

3.50%, 12/1/2029	572	615

Enable Midstream Partners LP

4.40%, 3/15/2027	810	901

Enbridge, Inc. (Canada)

3.13%, 11/15/2029	438	469

2.50%, 8/1/2033	260	263

Energy Transfer LP

2.90%, 5/15/2025	368	386

4.75%, 1/15/2026	41	46

4.00%, 10/1/2027	967	1,076

5.80%, 6/15/2038	810	999

6.05%, 6/1/2041	40	50

5.15%, 2/1/2043	80	91

5.95%, 10/1/2043	225	280

5.30%, 4/1/2044	360	419

Enterprise Products Operating LLC

3.20%, 2/15/2052	340	341

Exxon Mobil Corp.

2.61%, 10/15/2030	1,544	1,635

3.00%, 8/16/2039	715	749

3.10%, 8/16/2049	185	192

Flex Intermediate Holdco LLC

3.36%, 6/30/2031 (a)	450	460

Gray Oak Pipeline LLC

2.00%, 9/15/2023 (a)	260	265

3.45%, 10/15/2027 (a)	159	169

Hess Corp.

5.60%, 2/15/2041	495	618

Kinder Morgan Energy Partners LP

4.70%, 11/1/2042	705	827

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Kinder Morgan, Inc.

5.30%, 12/1/2034	70	87

3.25%, 8/1/2050	390	381

Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (a)	393	396

3.10%, 7/15/2031 (a)	869	882

Marathon Petroleum Corp. 4.75%, 9/15/2044	21	25

MPLX LP 4.50%, 4/15/2038	401	459

4.70%, 4/15/2048	285	333

Ovintiv Exploration, Inc. 5.38%, 1/1/2026	800	904

Petroleos Mexicanos (Mexico) 6.50%, 3/13/2027	755	799

7.69%, 1/23/2050	355	339

Phillips 66 2.15%, 12/15/2030	698	688

Plains All American Pipeline LP 4.50%, 12/15/2026	507	570

5.15%, 6/1/2042	238	268

4.30%, 1/31/2043	334	336

Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	672	777

4.20%, 3/15/2028	1,990	2,236

Santos Finance Ltd. (Australia) 3.65%, 4/29/2031 (a)	437	452

Targa Resources Partners LP 5.00%, 1/15/2028	30	32

4.88%, 2/1/2031	100	108

TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	698	723

3.13%, 5/29/2050	105	109

TransCanada PipeLines Ltd. (Canada) 4.63%, 3/1/2034	858	1,012

Transcanada Trust (Canada)

Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (b)	486	545

(SOFR + 4.42%), 5.50%, 9/15/2079 (b)	77	85

Williams Cos., Inc. (The) 4.90%, 1/15/2045	230	281

		31,196

Pharmaceuticals — 2.1%

AstraZeneca plc (United Kingdom) 2.13%, 8/6/2050	1,076	968

Bausch Health Cos., Inc. 5.75%, 8/15/2027 (a)	525	551

Bristol-Myers Squibb Co. 2.35%, 11/13/2040	450	437

2.55%, 11/13/2050	1,387	1,348

Eli Lilly & Co. 2.25%, 5/15/2050	733	684

Pfizer, Inc. 2.70%, 5/28/2050	360	365

Royalty Pharma plc 2.15%, 9/2/2031	420	410

3.35%, 9/2/2051	405	393

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	25

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — continued

Takeda Pharmaceutical Co. Ltd. (Japan) 5.00%, 11/26/2028	1,287	1,554

3.03%, 7/9/2040	580	599

Zoetis, Inc. 2.00%, 5/15/2030	501	502

		7,811

Road & Rail — 1.2%

Burlington Northern Santa Fe LLC 3.90%, 8/1/2046	105	124

3.05%, 2/15/2051	209	220

Canadian National Railway Co. (Canada) 2.45%, 5/1/2050	574	531

CSX Corp. 2.50%, 5/15/2051	1,307	1,207

Norfolk Southern Corp. 3.95%, 10/1/2042	98	115

3.05%, 5/15/2050	676	691

Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	155	155

Union Pacific Corp. 3.60%, 9/15/2037	661	749

4.38%, 9/10/2038	48	59

3.55%, 8/15/2039	511	576

4.30%, 6/15/2042	41	48

		4,475

Semiconductors & Semiconductor Equipment — 1.7%

Broadcom Corp. 3.88%, 1/15/2027	268	296

3.50%, 1/15/2028	641	697

Broadcom, Inc. 4.11%, 9/15/2028	390	437

4.15%, 11/15/2030	74	83

2.45%, 2/15/2031 (a)	1,050	1,040

Intel Corp. 3.05%, 8/12/2051	825	851

KLA Corp. 4.10%, 3/15/2029	620	714

NXP BV (China) 5.35%, 3/1/2026 (a)	799	928

3.25%, 5/11/2041 (a)	101	106

Qorvo, Inc. 4.38%, 10/15/2029	245	272

TSMC Global Ltd. (Taiwan) 2.25%, 4/23/2031 (a)	555	561

Xilinx, Inc. 2.38%, 6/1/2030	283	291

		6,276

Software — 2.0%

Microsoft Corp. 3.45%, 8/8/2036	722	844

3.70%, 8/8/2046	130	158

2.92%, 3/17/2052	220	237

2.68%, 6/1/2060	174	176

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued

Oracle Corp.

2.80%, 4/1/2027	568	606

2.88%, 3/25/2031	530	558

3.80%, 11/15/2037	530	580

3.60%, 4/1/2040	1,177	1,249

3.60%, 4/1/2050	1,058	1,104

salesforce.com, Inc. 2.90%, 7/15/2051	445	457

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	30	32

VMware, Inc.

4.65%, 5/15/2027	70	81

3.90%, 8/21/2027	391	438

4.70%, 5/15/2030	334	399

2.20%, 8/15/2031	355	353

		7,272

Specialty Retail — 0.5%

Home Depot, Inc. (The)

3.30%, 4/15/2040	961	1,066

2.38%, 3/15/2051	182	170

Lowe’s Cos., Inc.

3.70%, 4/15/2046	463	517

3.00%, 10/15/2050	113	114

		1,867

Technology Hardware, Storage & Peripherals — 1.8%

Apple, Inc.

2.38%, 2/8/2041	381	374

3.45%, 2/9/2045	1,031	1,162

2.65%, 2/8/2051	501	496

2.70%, 8/5/2051	335	334

2.80%, 2/8/2061	431	431

2.85%, 8/5/2061	305	304

Dell International LLC

6.02%, 6/15/2026	937	1,119

4.90%, 10/1/2026	1,141	1,320

5.30%, 10/1/2029	771	939

NCR Corp.

5.00%, 10/1/2028 (a)	225	233

		6,712

Textiles, Apparel & Luxury Goods — 0.1%

NIKE, Inc.

3.25%, 3/27/2040	384	429

Thrifts & Mortgage Finance — 1.0%

BPCE SA (France)

5.15%, 7/21/2024(a)	555	617

(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	818	823

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Thrifts & Mortgage Finance — continued

Nationwide Building Society (United Kingdom)

(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (b) (c) (d) (e)	GBP	610	939

(ICE LIBOR USD 3 Month + 1.45%), 4.30%, 3/8/2029 (a) (b)		1,245	1,414

			3,793

Tobacco — 1.4%

Altria Group, Inc.

3.40%, 2/4/2041		606	583

3.88%, 9/16/2046		793	800

BAT Capital Corp. (United Kingdom)

4.70%, 4/2/2027		672	763

3.56%, 8/15/2027		1,471	1,592

BAT International Finance plc (United Kingdom)

2.25%, 9/9/2052 (e)	GBP	600	634

Philip Morris International, Inc.

4.38%, 11/15/2041		327	385

3.88%, 8/21/2042		170	188

4.13%, 3/4/2043		108	123

			5,068

Trading Companies & Distributors — 0.4%

AerCap Holdings NV (Ireland)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079 (b)		360	377

Air Lease Corp.

2.88%, 1/15/2026		400	421

3.63%, 12/1/2027		60	65

3.00%, 2/1/2030		6	6

Aviation Capital Group LLC

5.50%, 12/15/2024 (a)		279	314

1.95%, 1/30/2026 (a)		298	300

United Rentals North America, Inc.

5.50%, 5/15/2027		150	158

			1,641

Transportation Infrastructure — 0.2%

Autostrade per l’Italia SpA (Italy)

1.88%, 11/4/2025 (e)	EUR	166	205

1.88%, 9/26/2029 (e)	EUR	393	485

			690

Wireless Telecommunication Services — 1.6%

Rogers Communications, Inc. (Canada)

3.70%, 11/15/2049		241	256

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Wireless Telecommunication Services — continued

Telefonica Europe BV (Spain)

(EUR Swap Annual 6 Year + 4.11%), 4.38%, 12/14/2024 (b) (c) (d) (e)	EUR	300	385

T-Mobile USA, Inc.

3.75%, 4/15/2027		1,820	2,015

4.75%, 2/1/2028		150	160

3.38%, 4/15/2029 (a)		850	898

3.88%, 4/15/2030		1,274	1,427

Vodafone Group plc (United Kingdom)

4.38%, 2/19/2043		108	128

(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (b)		549	678

			5,947

Total Corporate Bonds (Cost $322,832)			337,236

Loan Assignments — 6.3% (g)

Beverages — 0.2%

Triton Water Holdings, 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028 (b)		650	645

Chemicals — 0.2%

Gates Global LLC, 1st Lien Term Loan

(ICE LIBOR USD 1 Month + 2.50%), 3.25%, 3/31/2027 (b)		620	617

Commercial Services & Supplies — 0.3%

Prime Security Services Borrower LLC, 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026 (b)		998	995

Containers & Packaging — 0.2%

Graham Packaging, 1st Lien Term Loan

(ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027 (b)		748	744

LABL, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 4.00%), 4.08%, 7/1/2026 (b)		166	166

			910

Diversified Consumer Services — 0.3%

Conservice LLC, 1st Lien Term Loan

(ICE LIBOR USD 2 Month + 4.25%), 4.36%, 5/13/2027 (b)		497	496

Spin Holdco, Inc., Term Loan B

(ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028 (b)		599	599

			1,095

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	27

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Diversified Financial Services — 0.0% (f)

Sabre Holdings Corp., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027 (b)	105	104

Electric Utilities — 0.3%

Astoria Energy LLC, 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 3.50%), 4.50%, 12/10/2027 (b)	642	641

Exelon Corp., 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 2.50%), 3.50%, 12/15/2027 (b)	630	628

		1,269

Electrical Equipment — 0.4%

Brookfield WEC Holdings, Inc., 1st Lien Term Loan

(ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025 (b)	595	589

Cortes NP Acquisition Corp., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.75%), 2.85%, 3/2/2027 (b)	744	739

		1,328

Health Care Providers & Services — 0.6%

ICON Luxembourg SARL, 1st Lien Term Loan B (Ireland) (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028 (b)	35	35

ICON Luxembourg SARL, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028 (b)	140	140

PCI Pharma Services, Inc., 1st Lien Term Loan

(ICE LIBOR USD 1 Month + 3.50%), 4.25%, 11/30/2027 (b)	648	647

Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3

(ICE LIBOR USD 1 Month + 3.50%), 4.25%, 2/14/2025 (b)	596	595

WIRB-Copernicus Group, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 4.00%), 5.00%, 1/8/2027 (b)	744	746

		2,163

Hotels, Restaurants & Leisure — 0.7%

IRB Holding Corp., 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027 (b)	645	644

Scientific Games International, Inc., 1st Lien Term Loan B-5

(ICE LIBOR USD 1 Month + 2.75%), 2.83%, 8/14/2024 (b)	621	615

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

UFC Holdings LLC, 1st Lien Term Loan B-3

(ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026 (b)	760	754

Whataburger, 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 8/3/2028 (b) (h)	550	548

		2,561

Insurance — 0.1%

Asurion LLC, 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 3.25%), 3.33%, 7/31/2027 (b)	474	464

Internet & Direct Marketing Retail — 0.2%

GoodRx, Inc., 1st Lien Term Loan

(ICE LIBOR USD 1 Month + 2.75%), 2.83%, 10/10/2025 (b)	789	785

IT Services — 0.2%

Ancestry.com, 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027 (b)	594	588

Life Sciences Tools & Services — 0.1%

Avantor Funding, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.25%), 2.75%, 11/8/2027 (b) (h)	426	426

Machinery — 0.1%

Alliance Laundry Systems LLC, 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (b)	512	512

Media — 0.3%

Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 2 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 3.63%, 8/21/2026 (b)	567	553

iHeartCommunications, Inc., 1st Lien Term Loan

(ICE LIBOR USD 1 Month + 3.00%), 3.08%, 5/1/2026 (b)	557	552

		1,105

Personal Products — 0.2%

Nestle Skin Health, Term Loan B (Luxembourg)

(ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026 (b)	750	750

Road & Rail — 0.3%

Genesee & Wyoming, Inc., 1st Lien Term Loan

(ICE LIBOR USD 3 Month + 2.00%), 2.15%, 12/30/2026 (b)	495	489

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Road & Rail — continued

Hertz Corp. (The), 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 6/30/2028 (b) (h)	400	398

Hertz Corp. (The), 1st Lien Term Loan C

(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 6/30/2028 (b) (h)	75	75

		962

Software — 0.9%

Ascend Learning LLC, Term Loan B

(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (b)	646	646

Cloudera, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.50%), 3.25%, 12/22/2027 (b)	746	745

Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (b)	744	746

Informatica LLC, 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 3.25%), 3.33%, 2/25/2027 (b)	646	641

Ultimate Software Group, Inc. (The), 1st Lien Term Loan

(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026 (b)	695	695

		3,473

Specialty Retail — 0.4%

Leslie’s Poolmart, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 2.75%), 3.25%, 3/9/2028 (b)	798	793

Petco Health and Wellness Co., Inc., Term Loan B

(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028 (b)	698	697

		1,490

Technology Hardware, Storage & Peripherals — 0.1%

KDC US Holdings, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 3.75%), 3.83%, 12/22/2025 (b)	348	344

Wireless Telecommunication Services — 0.2%

CCI Buyer, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027 (b)	748	750

Total Loan Assignments (Cost $23,441)		23,336

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 0.3%

Air Canada Pass-Through Trust (Canada)

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	41	41

American Airlines Pass-Through Trust

Series 2016-1, Class A, 4.10%, 1/15/2028	168	168

British Airways Pass-Through Trust (United Kingdom)

Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	18	19

Delta Air Lines Pass-Through Trust

Series 2019-1, Class AA, 3.20%, 4/25/2024	25	27

JetBlue Pass-Through Trust

Series 2019-1, Class B, 8.00%, 11/15/2027	382	450

United Airlines Pass-Through Trust

Series 2013-1, Class A, 4.30%, 8/15/2025	212	229

Series 2019-1, Class AA, 4.15%, 8/25/2031	33	36

Series 2019-2, Class AA, 2.70%, 5/1/2032	18	18

Total Asset-Backed Securities (Cost $983)		988

Municipal Bonds — 0.1% (i)

Colorado — 0.1%

Colorado Health Facilities Authority, Sanford Health

Series 2019B, Rev., 3.80%, 11/1/2044 (Cost $327)	320	356

	SHARES (000)
Short-Term Investments — 1.6%

Investment Companies — 1.2%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (j) (k) (Cost $4,363)	4,361	4,363

	PRINCIPAL AMOUNT ($000)

U.S. Treasury Obligations — 0.4%

U.S. Treasury Bills 0.04%, 10/14/2021 (l) (m) (Cost $1,557)	1,557	1,557

Total Short-Term Investments (Cost $5,920)		5,920

Total Investments — 98.9% (Cost $353,503)		367,836
Other Assets Less Liabilities — 1.1%		3,993

Net Assets — 100.0%		371,829

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	29

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Abbreviations

EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2021.
(d)	Security is an interest bearing note with preferred security characteristics.

(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(h)	All or a portion of this security is unsettled as of August 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of August 31, 2021.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(m)	The rate shown is the effective yield as of August 31, 2021.

Futures contracts outstanding as of August 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Euro-Bund	57	09/2021	EUR	11,807	(32)

Canada 5 Year Bond	71	12/2021	CAD	7,085	(7)

U.S. Treasury 2 Year Note	107	12/2021	USD	23,576	17

U.S. Treasury Long Bond	35	12/2021	USD	5,707	(15)

U.S. Treasury Ultra Bond	95	12/2021	USD	18,762	147

					110

Short Contracts

Euro-Bobl	(26)	09/2021	EUR	(4,144)	(27)

Euro-Buxl	(18)	09/2021	EUR	(4,514)	21

Euro-OAT	(2)	09/2021	EUR	(381)	2

Euro-Schatz	(6)	09/2021	EUR	(795)	(1)

Canada 10 Year Bond	(37)	12/2021	CAD	(4,283)	21

Long Gilt	(58)	12/2021	GBP	(10,226)	71

U.S. Treasury 5 Year Note	(74)	12/2021	USD	(9,155)	(14)

U.S. Treasury 10 Year Note	(68)	12/2021	USD	(9,073)	(19)

U.S. Treasury 10 Year Ultra Note	(159)	12/2021	USD	(23,527)	(65)

					(11)

					99

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of August 31, 2021 (amounts in thousands):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	9,891	EUR	8,310	BNP Paribas	9/3/2021	79
USD	5,117	GBP	3,667	State Street Corp.	9/3/2021	76
USD	5,775	EUR	4,879	BNP Paribas	10/5/2021	9
USD	4,189	EUR	3,539	HSBC Bank, NA	10/5/2021	7
USD	5,054	GBP	3,667	HSBC Bank, NA	10/5/2021	12

Total unrealized appreciation						183

EUR	17	USD	21	Barclays Bank plc	9/3/2021	–(a)
EUR	4,879	USD	5,771	BNP Paribas	9/3/2021	(9)
EUR	3,539	USD	4,186	HSBC Bank, NA	9/3/2021	(7)
GBP	3,667	USD	5,054	HSBC Bank, NA	9/3/2021	(12)
USD	148	EUR	126	Royal Bank of Canada	9/3/2021	(1)

Total unrealized depreciation						(29)

Net unrealized appreciation						154

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

Centrally Cleared Credit default swap contracts outstanding—buy protection(a) as of August 31, 2021 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.36-V1	1.00	Quarterly	6/20/2026	0.46	USD 53,000	(1,045)	(404)	(1,449)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	31

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Foreign Government Securities — 61.3%

Angola — 1.1%

Republic of Angola 9.50%, 11/12/2025 (a)	700	781

8.25%, 5/9/2028 (a)	2,492	2,647

8.00%, 11/26/2029 (a)	5,700	5,990

8.00%, 11/26/2029 (b)	1,539	1,617

9.38%, 5/8/2048 (a)	2,158	2,285

9.13%, 11/26/2049 (a)	1,060	1,104

		14,424

Argentina — 1.2%

Argentine Republic 1.00%, 7/9/2029	1,696	688

0.50%, 7/9/2030 (c)	6,807	2,648

1.13%, 7/9/2035 (c)	14,554	5,057

2.00%, 1/9/2038 (c)	7,021	2,868

2.50%, 7/9/2041 (c)	6,610	2,578

1.13%, 7/9/2046 (c)	3,900	1,359

		15,198

Armenia — 0.6%

Republic of Armenia 7.15%, 3/26/2025 (a)	755	862

3.95%, 9/26/2029 (b)	971	963

3.95%, 9/26/2029 (a)	700	694

3.60%, 2/2/2031 (b)	5,260	4,999

		7,518

Bahrain — 1.7%

Kingdom of Bahrain 7.00%, 10/12/2028 (a)	3,960	4,361

6.75%, 9/20/2029 (a)	3,081	3,342

7.38%, 5/14/2030 (a)	4,000	4,447

7.38%, 5/14/2030 (b)	2,400	2,668

5.45%, 9/16/2032 (a)	3,187	3,123

6.00%, 9/19/2044 (a)	1,352	1,263

7.50%, 9/20/2047 (a)	1,800	1,902

		21,106

Belarus — 0.4%

Republic of Belarus 6.88%, 2/28/2023 (a)	1,739	1,755

6.38%, 2/24/2031 (a)	4,363	3,802

		5,557

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Benin — 0.6%

Benin Government Bond 4.88%, 1/19/2032 (b)	EUR 1,950	2,325

6.88%, 1/19/2052 (b)	EUR 2,921	3,587

6.88%, 1/19/2052 (a)	EUR 1,061	1,303

		7,215

Bermuda — 0.4%

Bermuda Government Bond 3.72%, 1/25/2027 (a)	3,802	4,155

2.38%, 8/20/2030 (b)	1,217	1,227

		5,382

Brazil — 1.1%

Federative Republic of Brazil 4.50%, 5/30/2029	1,366	1,445

8.25%, 1/20/2034	9,442	12,938

		14,383

Colombia — 1.3%

Republic of Colombia 8.13%, 5/21/2024	920	1,073

4.50%, 3/15/2029	2,986	3,249

10.38%, 1/28/2033	563	837

6.13%, 1/18/2041	3,900	4,548

5.00%, 6/15/2045	2,620	2,737

5.20%, 5/15/2049	1,722	1,843

4.13%, 5/15/2051	2,779	2,590

		16,877

Costa Rica — 0.7%

Republic of Costa Rica 4.38%, 4/30/2025 (a)	1,265	1,308

6.13%, 2/19/2031 (a)	2,000	2,122

5.63%, 4/30/2043 (a)	2,297	2,135

7.00%, 4/4/2044 (a)	500	517

7.16%, 3/12/2045 (a)	2,948	3,073

		9,155

Dominican Republic — 2.9%

Dominican Republic Government Bond 6.88%, 1/29/2026 (a)	2,300	2,677

5.95%, 1/25/2027 (a)	3,075	3,486

6.00%, 7/19/2028 (a)	7,206	8,251

4.50%, 1/30/2030 (a)	1,600	1,663

4.88%, 9/23/2032 (a)	4,500	4,716

5.30%, 1/21/2041 (b)	4,270	4,357

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Foreign Government Securities — continued

Dominican Republic — continued

6.40%, 6/5/2049 (a)	5,755	6,292

5.88%, 1/30/2060 (b)	2,910	2,966

5.88%, 1/30/2060 (a)	2,885	2,941

		37,349

Ecuador — 2.0%

Ecuador Social Bond SARL Zero Coupon, 1/30/2035 (b) (d)	6,999	5,638

Republic of Ecuador Zero Coupon, 7/31/2030 (a)	3,600	2,029

Zero Coupon, 7/31/2030 (b)	379	213

5.00%, 7/31/2030 (a) (c)	5,600	5,005

5.00%, 7/31/2030 (b) (c)	2,227	1,991

1.00%, 7/31/2035 (b) (c)	4,354	3,135

1.00%, 7/31/2035 (a) (c)	2,300	1,656

0.50%, 7/31/2040 (a) (c)	5,500	3,513

0.50%, 7/31/2040 (b) (c)	3,954	2,526

		25,706

Egypt — 2.8%

Arab Republic of Egypt 3.88%, 2/16/2026 (b)	600	588

7.50%, 1/31/2027 (a)	7,868	8,720

6.59%, 2/21/2028 (a)	2,500	2,636

7.60%, 3/1/2029 (a)	1,560	1,707

5.88%, 2/16/2031 (b)	4,040	3,969

7.05%, 1/15/2032 (a)	1,300	1,344

8.50%, 1/31/2047 (a)	5,271	5,522

7.90%, 2/21/2048 (a)	3,600	3,561

8.88%, 5/29/2050 (a)	3,100	3,324

8.15%, 11/20/2059 (a)	2,600	2,587

8.15%, 11/20/2059 (b)	1,514	1,506

		35,464

El Salvador — 0.7%

Republic of El Salvador 5.88%, 1/30/2025 (a)	2,739	2,417

6.38%, 1/18/2027 (a)	2,492	2,156

8.63%, 2/28/2029 (a)	1,481	1,366

7.12%, 1/20/2050 (a)	3,999	3,264

		9,203

Ethiopia — 0.6%

Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	8,413	7,463

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gabon — 0.4%

Gabonese Republic 6.95%, 6/16/2025 (a)	4,100	4,524

Ghana — 2.2%

Republic of Ghana 6.38%, 2/11/2027 (a)	3,600	3,516

7.88%, 3/26/2027 (a)	1,000	1,028

7.63%, 5/16/2029 (a)	1,692	1,691

8.13%, 3/26/2032 (a)	4,000	3,999

8.63%, 4/7/2034 (b)	5,055	5,106

7.88%, 2/11/2035 (b)	2,700	2,591

7.88%, 2/11/2035 (a)	400	384

8.63%, 6/16/2049 (a)	2,900	2,772

8.95%, 3/26/2051 (a)	3,309	3,242

8.75%, 3/11/2061 (b)	2,700	2,589

8.75%, 3/11/2061 (a)	1,500	1,438

		28,356

Guatemala — 0.9%

Republic of Guatemala 4.50%, 5/3/2026 (a)	801	869

4.38%, 6/5/2027 (a)	1,100	1,193

4.90%, 6/1/2030 (b)	2,024	2,262

4.90%, 6/1/2030 (a)	500	559

5.38%, 4/24/2032 (a)	2,000	2,307

5.38%, 4/24/2032 (b)	900	1,038

6.13%, 6/1/2050 (a)	1,200	1,438

6.13%, 6/1/2050 (b)	1,140	1,366

		11,032

Honduras — 0.1%

Republic of Honduras 6.25%, 1/19/2027 (a)	600	663

5.63%, 6/24/2030 (b)	770	817

		1,480

Indonesia — 0.7%

Republic of Indonesia 6.63%, 2/17/2037 (a)	5,995	8,405

Iraq — 1.3%

Republic of Iraq 6.75%, 3/9/2023 (a)	3,578	3,630

5.80%, 1/15/2028 (a)	13,203	12,682

		16,312

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	33

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued

Ivory Coast — 0.9%

Republic of Cote d’Ivoire 6.13%, 6/15/2033 (a)	2,700	2,959

6.88%, 10/17/2040 (a)	EUR 4,762	6,283

6.63%, 3/22/2048 (a)	EUR 2,188	2,774

		12,016

Jamaica — 1.2%

Jamaica Government Bond 9.25%, 10/17/2025	1,471	1,779

6.75%, 4/28/2028	5,800	6,786

7.88%, 7/28/2045	5,152	7,277

		15,842

Jordan — 0.7%

Hashemite Kingdom of Jordan 5.75%, 1/31/2027 (a)	664	722

5.85%, 7/7/2030 (a)	2,100	2,210

5.85%, 7/7/2030 (b)	2,010	2,116

7.38%, 10/10/2047 (a)	3,100	3,325

		8,373

Kenya — 2.0%

Republic of Kenya

6.88%, 6/24/2024 (a)	1,400	1,539

7.00%, 5/22/2027 (a)	2,700	2,966

8.00%, 5/22/2032 (a)	6,046	6,899

6.30%, 1/23/2034 (b)	4,899	5,052

8.25%, 2/28/2048 (a)	8,029	9,077

		25,533

Lebanon — 0.2%

Lebanese Republic 6.38%, 3/9/2020 (d)	6,767	841

6.15%, 6/19/2020 (d)	720	90

6.65%, 4/22/2024 (a) (d)	9,300	1,162

6.85%, 3/23/2027 (a) (d)	489	61

6.65%, 11/3/2028 (a) (d)	6,496	812

7.05%, 11/2/2035 (a) (d)	162	20

		2,986

Malaysia — 0.4%

1MDB Global Investments Ltd. 4.40%, 3/9/2023 (a)	5,000	5,038

Mexico — 1.4%

United Mexican States 4.50%, 4/22/2029	2,100	2,408

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mexico — continued

4.50%, 1/31/2050	5,300	5,766

5.00%, 4/27/2051	6,850	7,975

3.77%, 5/24/2061	1,075	1,025

		17,174

Mongolia — 0.4%

State of Mongolia 5.13%, 4/7/2026 (a)	1,500	1,577

5.13%, 4/7/2026 (b)	700	736

4.45%, 7/7/2031 (b)	3,100	3,050

		5,363

Morocco — 0.6%

Kingdom of Morocco 3.00%, 12/15/2032 (a)	1,000	967

5.50%, 12/11/2042 (a)	3,775	4,289

4.00%, 12/15/2050 (b)	2,530	2,347

		7,603

Namibia — 0.1%

Republic of Namibia 5.25%, 10/29/2025 (a)	1,300	1,399

Nigeria — 1.8%

Federal Republic of Nigeria 6.50%, 11/28/2027 (a)	2,800	2,948

7.14%, 2/23/2030 (a)	8,000	8,396

8.75%, 1/21/2031 (a)	3,900	4,407

7.88%, 2/16/2032 (a)	1,377	1,479

7.70%, 2/23/2038 (a)	1,600	1,636

7.70%, 2/23/2038 (b)	898	918

7.63%, 11/28/2047 (a)	3,719	3,735

		23,519

Oman — 2.4%

Sultanate of Oman Government Bond 4.75%, 6/15/2026 (a)	8,634	8,941

5.38%, 3/8/2027 (a)	3,813	4,023

5.63%, 1/17/2028 (a)	1,788	1,891

6.00%, 8/1/2029 (a)	1,200	1,283

6.25%, 1/25/2031 (b)	6,284	6,834

7.38%, 10/28/2032 (b)	3,527	4,082

6.75%, 1/17/2048 (a)	2,929	2,991

		30,045

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Foreign Government Securities — continued

Pakistan — 1.7%

Islamic Republic of Pakistan 8.25%, 4/15/2024 (a)		2,591	2,779

6.00%, 4/8/2026 (b)		2,249	2,260

6.88%, 12/5/2027 (a)		7,000	7,159

8.88%, 4/8/2051 (b)		6,155	6,356

8.88%, 4/8/2051 (a)		2,800	2,891

			21,445

Panama — 1.3%

Notas del Tesoro 3.75%, 4/17/2026		5,622	6,059

Republic of Panama 3.88%, 3/17/2028		3,100	3,430

9.38%, 4/1/2029		1,465	2,176

4.50%, 4/16/2050		1,700	1,942

4.50%, 4/1/2056		3,070	3,498

			17,105

Paraguay — 2.9%

Republic of Paraguay 4.70%, 3/27/2027 (a)		3,363	3,797

4.95%, 4/28/2031 (a)		2,700	3,126

4.95%, 4/28/2031 (b)		2,180	2,524

2.74%, 1/29/2033 (b)		8,852	8,710

6.10%, 8/11/2044 (a)		3,822	4,814

5.60%, 3/13/2048 (a)		1,427	1,713

5.40%, 3/30/2050 (b)		5,300	6,308

5.40%, 3/30/2050 (a)		5,011	5,964

			36,956

Peru — 0.3%

Republic of Peru 8.75%, 11/21/2033		2,250	3,539

Qatar — 1.3%

State of Qatar 5.10%, 4/23/2048 (a)		900	1,210

4.82%, 3/14/2049 (a)		7,292	9,522

4.40%, 4/16/2050 (b)		4,540	5,629

			16,361

Romania — 1.4%

Romania Government Bond 3.62%, 5/26/2030 (b)	EUR	1,300	1,775

3.00%, 2/14/2031 (a)		2,200	2,295

3.00%, 2/14/2031 (b)		1,700	1,773

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Romania — continued

2.63%, 12/2/2040 (b)	EUR 1,176	1,369

4.63%, 4/3/2049 (a)	EUR 3,272	4,869

4.00%, 2/14/2051 (a)	5,388	5,711

		17,792

Russia — 1.5%

Russian Federation 4.38%, 3/21/2029 (a)	6,600	7,544

5.10%, 3/28/2035 (a)	5,600	6,814

5.63%, 4/4/2042 (a)	2,800	3,715

5.88%, 9/16/2043 (a)	1,000	1,385

		19,458

Saudi Arabia — 2.0%

Kingdom of Saudi Arabia 4.38%, 4/16/2029 (a)	800	931

3.25%, 10/22/2030 (a)	1,800	1,955

2.75%, 2/3/2032 (a)	2,600	2,697

2.25%, 2/2/2033 (b)	2,577	2,535

4.63%, 10/4/2047 (a)	3,800	4,556

5.00%, 4/17/2049 (a)	900	1,141

5.25%, 1/16/2050 (a)	1,921	2,527

3.75%, 1/21/2055 (a)	1,000	1,064

3.45%, 2/2/2061 (b)	7,665	7,703

		25,109

Senegal — 0.5%

Republic of Senegal 6.25%, 5/23/2033 (a)	2,500	2,691

6.75%, 3/13/2048 (a)	3,553	3,691

		6,382

Serbia — 0.1%

Republic of Serbia 2.13%, 12/1/2030 (b)	1,134	1,092

South Africa — 2.7%

Republic of South Africa 4.88%, 4/14/2026	3,100	3,367

4.30%, 10/12/2028	12,085	12,476

4.85%, 9/30/2029	3,000	3,170

5.00%, 10/12/2046	6,128	5,733

5.65%, 9/27/2047	1,200	1,205

5.75%, 9/30/2049	7,957	8,006

		33,957

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	35

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued

Sri Lanka — 1.3%

Democratic Socialist Republic of Sri Lanka 6.85%, 3/14/2024 (a)	2,800	1,869

6.35%, 6/28/2024 (a)	600	401

6.83%, 7/18/2026 (a)	1,027	667

6.20%, 5/11/2027 (a)	3,761	2,425

6.75%, 4/18/2028 (a)	3,674	2,343

7.85%, 3/14/2029 (a)	3,806	2,421

7.55%, 3/28/2030 (a)	10,300	6,558

		16,684

Tajikistan — 0.1%

Republic of Tajikistan 7.13%, 9/14/2027 (a)	800	722

Trinidad and Tobago — 0.3%

Republic of Trinidad and Tobago 4.50%, 6/26/2030 (a)	2,500	2,644

4.50%, 6/26/2030 (b)	1,240	1,311

		3,955

Turkey — 2.6%

Republic of Turkey 5.75%, 3/22/2024	6,100	6,343

5.60%, 11/14/2024	2,045	2,123

4.25%, 4/14/2026	10,700	10,411

4.25%, 4/14/2026	5,600	5,449

4.88%, 4/16/2043	6,134	5,050

5.75%, 5/11/2047	3,476	3,085

Turkiye Ihracat Kredi Bankasi A/S 8.25%, 1/24/2024 (b)	610	667

		33,128

Ukraine — 3.3%

Ukraine Government Bond 7.75%, 9/1/2023 (a)	3,108	3,349

7.75%, 9/1/2024 (a)	7,065	7,746

7.75%, 9/1/2025 (a)	6,757	7,460

7.75%, 9/1/2026 (a)	500	556

9.75%, 11/1/2028 (a)	1,100	1,332

6.88%, 5/21/2029 (b)	4,136	4,368

7.38%, 9/25/2032 (a)	4,262	4,554

7.25%, 3/15/2033 (a)	5,100	5,404

7.25%, 3/15/2033 (b)	1,741	1,845

1.26%, 5/31/2040 (a) (e)	4,356	4,953

		41,567

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Arab Emirates — 0.8%

United Arab Emirates Government Bond 3.63%, 3/10/2033 (b)	1,320	1,323

4.13%, 10/11/2047 (a)	3,507	4,226

3.88%, 4/16/2050 (b)	600	701

4.00%, 7/28/2050 (b)	3,050	2,772

3.90%, 9/9/2050 (a)	1,400	1,335

		10,357

Uruguay — 0.6%

Oriental Republic of Uruguay 7.63%, 3/21/2036	3,083	4,710

4.98%, 4/20/2055	2,634	3,465

		8,175

Uzbekistan — 0.4%

Republic of Uzbekistan 3.90%, 10/19/2031 (b)	4,466	4,473

Venezuela, Bolivarian Republic of — 0.1%

Bolivarian Republic of Venezuela 12.75%, 8/23/2022 (a) (d)	1,900	190

8.25%, 10/13/2024 (a) (d)	2,590	259

7.65%, 4/21/2025 (a) (d)	2,013	204

9.25%, 5/7/2028 (a) (d)	2,630	266

		919

Zambia — 0.3%

Republic of Zambia 5.38%, 9/20/2022 (a) (d)	1,606	1,221

8.50%, 4/14/2024 (a) (d)	1,900	1,501

8.97%, 7/30/2027 (a) (d)	1,651	1,292

		4,014

Total Foreign Government Securities (Cost $776,202)		780,190

Corporate Bonds — 32.3%

Azerbaijan — 0.4%

Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	1,600	1,894

State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030 (a)	2,725	3,377

		5,271

Bahrain — 0.3%

Oil and Gas Holding Co. BSCC (The) 7.63%, 11/7/2024 (a)	1,300	1,440

8.38%, 11/7/2028 (b)	1,740	2,010

8.38%, 11/7/2028 (a)	800	924

		4,374

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Brazil — 2.8%

Banco do Brasil SA

(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024 (a) (f) (g) (h)	5,700	6,390

Braskem Netherlands Finance BV 4.50%, 1/31/2030 (a)	3,600	3,850

Guara Norte SARL 5.20%, 6/15/2034 (b)	2,878	2,948

Klabin Austria GmbH 5.75%, 4/3/2029 (a)	3,182	3,613

MARB BondCo plc 3.95%, 1/29/2031 (b)	2,984	2,905

MV24 Capital BV 6.75%, 6/1/2034 (b)	2,718	2,960

6.75%, 6/1/2034 (a)	1,494	1,627

Natura Cosmeticos SA 4.13%, 5/3/2028 (b)	2,939	3,017

Petrobras Global Finance BV 5.50%, 6/10/2051	2,381	2,378

StoneCo Ltd. 3.95%, 6/16/2028 (b)	2,770	2,670

Votorantim Cimentos International SA 7.25%, 4/5/2041 (a)	2,637	3,672

		36,030

Chile — 2.4%

Celulosa Arauco y Constitucion SA 4.25%, 4/30/2029 (b)	3,330	3,638

4.25%, 4/30/2029 (a)	1,000	1,093

Corp. Nacional del Cobre de Chile 3.75%, 1/15/2031 (a)	3,600	3,962

Empresa de los Ferrocarriles del Estado 3.07%, 8/18/2050 (b)	871	803

Empresa de Transporte de Pasajeros Metro SA 3.65%, 5/7/2030 (b)	1,140	1,238

5.00%, 1/25/2047 (a)	2,570	3,120

4.70%, 5/7/2050 (b)	940	1,138

Empresa Nacional del Petroleo 3.75%, 8/5/2026 (a)	1,301	1,368

5.25%, 11/6/2029 (a)	5,100	5,750

4.50%, 9/14/2047 (a)	900	929

Interchile SA 4.50%, 6/30/2056 (b)	5,131	5,437

Kenbourne Invest SA 4.70%, 1/22/2028 (b)	1,800	1,810

		30,286

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

China — 0.4%

Huarong Finance 2017 Co. Ltd.

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%, 11/7/2022 (a) (f) (g) (h)	1,800	1,696

Huarong Finance II Co. Ltd. 5.50%, 1/16/2025 (a)	1,700	1,734

Minmetals Bounteous Finance BVI Ltd. 4.20%, 7/27/2026 (a)	1,792	1,972

		5,402

Colombia — 1.7%

AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)	1,555	1,722

5.75%, 6/15/2033 (b)	4,140	4,200

Ecopetrol SA 5.88%, 9/18/2023	3,205	3,447

5.38%, 6/26/2026	1,800	1,979

6.88%, 4/29/2030	1,300	1,565

7.38%, 9/18/2043	800	979

5.88%, 5/28/2045	3,436	3,674

Empresas Publicas de Medellin ESP 4.25%, 7/18/2029 (b)	2,101	2,089

4.25%, 7/18/2029 (a)	1,300	1,292

		20,947

Costa Rica — 0.1%

Instituto Costarricense de Electricidad 6.95%, 11/10/2021 (a)	1,100	1,104

6.38%, 5/15/2043 (a)	802	706

		1,810

Croatia — 0.2%

Hrvatska Elektroprivreda 5.88%, 10/23/2022 (a)	1,800	1,907

Ecuador — 0.0%(i)

Petroamazonas EP 4.63%, 12/6/2021 (b)	404	398

Georgia — 0.2%

Georgian Railway JSC 4.00%, 6/17/2028 (b)	2,889	2,931

Hong Kong — 0.2%

King Power Capital Ltd. 5.63%, 11/3/2024 (a)	2,260	2,551

India — 0.5%

Greenko Dutch BV 3.85%, 3/29/2026 (b)	3,402	3,469

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	37

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

India — continued

Indian Railway Finance Corp. Ltd. 3.25%, 2/13/2030 (b)	1,850	1,891

3.95%, 2/13/2050 (a)	1,100	1,072

		6,432

Indonesia — 3.4%

Hutama Karya Persero PT 3.75%, 5/11/2030 (a)	1,600	1,740

Indonesia Asahan Aluminium Persero PT 6.53%, 11/15/2028 (a)	4,000	4,916

6.53%, 11/15/2028 (b)	518	636

6.76%, 11/15/2048 (a)	7,461	9,794

Minejesa Capital BV 4.63%, 8/10/2030 (a)	2,800	2,951

4.63%, 8/10/2030 (b)	1,036	1,092

Pertamina Persero PT 3.65%, 7/30/2029 (a)	1,800	1,950

3.10%, 1/21/2030 (a)	900	938

6.45%, 5/30/2044 (a)	2,600	3,457

6.50%, 11/7/2048 (a)	900	1,221

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027 (a)	1,341	1,471

3.88%, 7/17/2029 (b)	1,990	2,138

3.88%, 7/17/2029 (a)	600	645

5.25%, 5/15/2047 (a)	2,000	2,286

6.15%, 5/21/2048 (b)	1,100	1,391

6.15%, 5/21/2048 (a)	900	1,138

4.88%, 7/17/2049 (a)	2,100	2,310

4.00%, 6/30/2050 (b)	3,470	3,458

		43,532

Israel — 0.9%

Energean Israel Finance Ltd. 4.88%, 3/30/2026 (a)	1,251	1,281

5.38%, 3/30/2028 (a)	2,585	2,632

Leviathan Bond Ltd. 6.13%, 6/30/2025 (a)	910	989

6.50%, 6/30/2027 (a)	2,987	3,290

6.75%, 6/30/2030(a)	3,080	3,444

		11,636

Kazakhstan — 2.2%

Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	1,869	2,619

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kazakhstan — continued

KazMunayGas National Co. JSC 4.75%, 4/19/2027 (a)	858	973

5.38%, 4/24/2030 (a)	6,800	8,145

3.50%, 4/14/2033 (b)	1,700	1,782

5.75%, 4/19/2047 (a)	6,963	8,686

6.38%, 10/24/2048 (a)	4,204	5,521

		27,726

Malaysia — 0.2%

Petronas Capital Ltd. 4.50%, 3/18/2045 (a)	1,744	2,156

Mexico — 8.4%

Banco Mercantil del Norte SA

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (b) (f) (g) (h)	2,165	2,232

(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (a) (f) (g) (h)	3,500	3,967

Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025 (a)	1,600	1,772

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (b) (g)	2,420	2,439

BBVA Bancomer SA

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a) (g)	3,400	3,529

Cemex SAB de CV

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (b) (f) (g) (h)	2,551	2,663

5.20%, 9/17/2030 (b)	1,428	1,563

5.20%, 9/17/2030 (a)	400	438

3.88%, 7/11/2031 (b)	1,676	1,724

Cometa Energia SA de CV 6.38%, 4/24/2035 (a)	1,414	1,664

Comision Federal de Electricidad 3.35%, 2/9/2031 (b)	3,719	3,709

4.68%, 2/9/2051 (b)	3,482	3,421

FEL Energy VI SARL 5.75%, 12/1/2040 (b)	3,606	3,833

5.75%, 12/1/2040 (a)	2,785	2,959

Mexico City Airport Trust 3.88%, 4/30/2028 (a)	400	422

5.50%, 10/31/2046 (a)	1,400	1,463

Petroleos Mexicanos

(ICE LIBOR USD 3 Month + 3.65%), 3.77%, 3/11/2022 (g)	2,454	2,468

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Mexico — continued

5.38%, 3/13/2022	1,243	1,261

3.50%, 1/30/2023	3,733	3,792

4.25%, 1/15/2025	1,170	1,188

6.88%, 8/4/2026	10,669	11,626

5.35%, 2/12/2028	2,130	2,114

6.50%, 1/23/2029	3,700	3,825

5.95%, 1/28/2031	2,292	2,251

7.69%, 1/23/2050	32,590	31,116

6.95%, 1/28/2060	10,910	9,543

		106,982

Panama — 1.0%

Aeropuerto Internacional de Tocumen SA 4.00%, 8/11/2041 (b)	1,950	1,998

5.13%, 8/11/2061 (b)	3,896	4,130

AES Panama Generation Holdings SRL 4.38%, 5/31/2030 (b)	1,740	1,803

4.38%, 5/31/2030 (a)	1,700	1,761

Empresa de Transmision Electrica SA 5.13%, 5/2/2049 (a)	1,700	1,938

5.13%, 5/2/2049 (b)	1,417	1,616

		13,246

Paraguay — 0.5%

Bioceanico Sovereign Certificate Ltd.

Zero Coupon, 6/5/2034 (b)	8,830	6,741

Peru — 2.4%

Consorcio Transmantaro SA 4.38%, 5/7/2023 (a)	1,700	1,767

Corp. Financiera de Desarrollo SA 4.75%, 7/15/2025 (a)	640	705

2.40%, 9/28/2027 (b)	1,060	1,044

2.40%, 9/28/2027 (a)	1,900	1,872

Fondo MIVIVIENDA SA 3.50%, 1/31/2023 (a)	3,092	3,183

Lima Metro Line 2 Finance Ltd. 4.35%, 4/5/2036 (a)	2,273	2,429

4.35%, 4/5/2036 (b)	1,779	1,901

Peru LNG Srl 5.38%, 3/22/2030 (a)	4,000	3,172

Petroleos del Peru SA 4.75%, 6/19/2032 (a)	4,285	4,443

5.63%, 6/19/2047 (a)	6,286	6,530

5.63%, 6/19/2047 (b)	2,720	2,825

		29,871

Russia — 0.6%

Russian Agricultural Bank OJSC 8.50%, 10/16/2023 (a)	3,312	3,734

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Russia — continued

Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023 (a)	3,090	3,388

		7,122

Saudi Arabia — 0.6%

Saudi Arabian Oil Co. 3.50%, 4/16/2029 (a)	6,534	7,105

South Africa — 0.6%

Eskom Holdings SOC Ltd. 6.75%, 8/6/2023 (a)	3,176	3,314

8.45%, 8/10/2028 (a)	2,061	2,344

Transnet SOC Ltd. 4.00%, 7/26/2022 (a)	1,900	1,919

		7,577

Trinidad and Tobago — 0.4%

Trinidad Generation UnLtd 5.25%, 11/4/2027 (a)	1,200	1,232

Trinidad Petroleum Holdings Ltd. 9.75%, 6/15/2026 (b)	3,112	3,490

		4,722

Tunisia — 0.3%

Banque Centrale de Tunisie International Bond 5.75%, 1/30/2025 (a)	4,766	4,200

Ukraine — 0.0%(i)

State Savings Bank of Ukraine 9.63%, 3/20/2025 (a) (c)	520	566

United Arab Emirates — 1.5%

Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	2,761	3,313

DP World Ltd. 6.85%, 7/2/2037 (a)	1,700	2,296

5.63%, 9/25/2048 (a)	1,500	1,882

MDGH — GMTN BV 3.75%, 4/19/2029 (a)	1,545	1,735

2.88%, 11/7/2029 (b)	3,365	3,564

3.70%, 11/7/2049 (b)	3,947	4,387

3.70%, 11/7/2049 (a)	2,200	2,445

		19,622

Venezuela, Bolivarian Republic of — 0.1%

Petroleos de Venezuela SA 8.50%, 10/27/2020 (a) (d)	1,123	269

9.00%, 11/17/2021 (a) (d)	1,510	67

5.38%, 4/12/2027 (a) (d)	5,758	253

		589

Total Corporate Bonds (Cost $404,921)		411,732

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	39

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Supranational — 0.2%

Banque Ouest Africaine de Developpement 2.75%, 1/22/2033 (b) (Cost $2,434)	EUR	1,961	2,464

U.S. Treasury Obligations — 0.2%

U.S. Treasury Notes 1.50%, 9/30/2021 (Cost $2,017)		2,015	2,017

	SHARES (000)
Short-Term Investments — 2.2%

Investment Companies — 2.2%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (j) (k) (Cost $27,420)		27,406	27,420

Total Investments — 96.2% (Cost $1,212,994)			1,223,823
Other Assets Less Liabilities — 3.8%			48,833

NET ASSETS — 100.0%			1,272,656

Percentages indicated are based on net assets.

Abbreviations

CJSC	Closed Joint Stock Company
EUR	Euro
GMTN	Global medium term note
ICE	Intercontinental Exchange
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
PT	Limited liability company
USD	United States Dollar

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.

(d)	Defaulted security.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2021.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Amount rounds to less than 0.1% of net assets.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Forward foreign currency exchange contracts outstanding as of August 31, 2021 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	26,689	EUR	22,713	Citibank, NA	9/29/2021	(145)

Total unrealized depreciation						(145)

Abbreviations

EUR	Euro
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	41

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — 52.9%

Australia — 0.1%

Glencore Funding LLC 2.50%, 9/1/2030 (a)		3,363	3,356

Westpac Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b)		980	1,082

			4,438

Austria — 0.1%

ams AG

6.00%, 7/31/2025 (c)	EUR	2,310	2,928

7.00%, 7/31/2025 (a)		1,235	1,324

			4,252

Belgium — 0.8%

Anheuser-Busch Cos. LLC 4.90%, 2/1/2046		4,955	6,322

Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/6/2048		3,631	4,385

KBC Group NV (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (b) (c) (d) (e)	EUR	10,200	12,907

Sarens Finance Co. NV 5.75%, 2/21/2027 (c)	EUR	600	709

Solvay Finance SACA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (b) (c) (d) (e)	EUR	2,071	2,686

Solvay SA (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025 (b) (c) (d) (e)	EUR	800	982

Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (c)	EUR	2,000	2,447

			30,438

Brazil — 0.8%

Banco do Brasil SA (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024 (b) (c) (d) (e)		1,431	1,451

Gerdau Trade, Inc. 4.88%, 10/24/2027 (c)		4,130	4,693

Guara Norte SARL 5.20%, 6/15/2034 (a)		4,229	4,332

Klabin Austria GmbH 7.00%, 4/3/2049 (c)		2,991	3,777

MV24 Capital BV 6.75%, 6/1/2034 (a)		3,007	3,274

Nexa Resources SA 5.38%, 5/4/2027 (c)		4,523	4,760

Suzano Austria GmbH

3.75%, 1/15/2031		806	846

7.00%, 3/16/2047 (c)		1,660	2,238

Vale Overseas Ltd. 3.75%, 7/8/2030		4,876	5,183

			30,554

Canada — 0.7%

1011778 BC ULC

3.88%, 1/15/2028 (a)		1,840	1,863

4.00%, 10/15/2030 (a)		975	969

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Canada — continued

Bombardier, Inc.

6.00%, 10/15/2022 (a)	108	108

7.50%, 12/1/2024 (a)	287	299

7.88%, 4/15/2027 (a)	1,062	1,114

Cenovus Energy, Inc. 5.38%, 7/15/2025	870	987

Emera US Finance LP

2.64%, 6/15/2031 (a)	6,984	7,109

4.75%, 6/15/2046	1,367	1,626

Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (b)	1,903	2,258

GFL Environmental, Inc.

3.75%, 8/1/2025 (a)	385	397

4.00%, 8/1/2028 (a)	2,110	2,094

4.38%, 8/15/2029 (a)	400	402

MEG Energy Corp.

6.50%, 1/15/2025 (a)	1,558	1,609

7.13%, 2/1/2027 (a)	829	872

NOVA Chemicals Corp.

5.00%, 5/1/2025 (a)	570	606

5.25%, 6/1/2027 (a)	658	703

Open Text Corp. 5.88%, 6/1/2026 (a)	272	281

Precision Drilling Corp. 7.13%, 1/15/2026 (a)	684	699

Transcanada Trust Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (b)	988	1,108

Videotron Ltd. 5.38%, 6/15/2024 (a)	1,300	1,432

		26,536

Chile — 0.2%

Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (a)	2,890	3,500

Kenbourne Invest SA 6.88%, 11/26/2024 (a)	2,760	2,919

		6,419

China — 0.5%

Alibaba Group Holding Ltd. 3.40%, 12/6/2027	2,420	2,628

Huarong Finance 2017 Co. Ltd.

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%, 11/7/2022 (b) (c) (d) (e)	1,320	1,244

4.25%, 11/7/2027 (c)	3,620	3,493

Huarong Finance 2019 Co. Ltd.

(ICE LIBOR USD 3 Month + 1.13%), 1.25%, 2/24/2023 (b) (c)	1,880	1,763

2.13%, 9/30/2023 (c)	1,865	1,772

3.75%, 5/29/2024 (c)	1,860	1,813

NXP BV 3.25%, 5/11/2041 (a)	4,080	4,297

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

China — continued

Tencent Holdings Ltd. 3.98%, 4/11/2029 (c)		2,340	2,596

Yuzhou Group Holdings Co. Ltd. 8.38%, 10/30/2024 (c)		2,610	2,287

			21,893

Colombia — 0.2%

AI Candelaria Spain SLU

7.50%, 12/15/2028 (c)		1,200	1,329

5.75%, 6/15/2033 (a)		1,869	1,896

Ecopetrol SA 5.88%, 5/28/2045		5,900	6,309

			9,534

Denmark — 0.1%

Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.73%), 5.00%, 1/12/2023 (a) (b)		1,940	1,970

DKT Finance ApS 7.00%, 6/17/2023 (c)	EUR	1,000	1,202

Nykredit Realkredit A/S Series CCE, 1.00%, 10/1/2050 (c)	DKK	8,432	1,299

TDC A/S 5.00%, 3/2/2022 (f)	EUR	1,100	1,328

			5,799

France — 3.1%

Accor SA

2.50%, 1/25/2024 (c) (f)	EUR	700	863

(EUR Swap Annual 5 Year + 4.56%), 4.38%, 1/30/2024 (b) (c) (d) (e)	EUR	600	735

Altice France SA

7.38%, 5/1/2026 (a)		832	864

5.88%, 2/1/2027 (c)	EUR	1,550	1,926

3.38%, 1/15/2028 (c)	EUR	1,459	1,671

4.13%, 1/15/2029 (a)	EUR	595	702

Banijay Entertainment SASU 3.50%, 3/1/2025 (c)	EUR	1,249	1,492

Banijay Group SAS 6.50%, 3/1/2026 (c)	EUR	1,500	1,838

BPCE SA

5.15%, 7/21/2024 (a)		8,195	9,111

4.88%, 4/1/2026 (a)		1,880	2,138

(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)		3,640	3,592

Burger King France SAS 6.00%, 5/1/2024 (c)	EUR	1,100	1,324

Casino Guichard Perrachon SA

1.87%, 6/13/2022 (c)	EUR	600	706

4.56%, 1/25/2023 (c) (f)	EUR	1,100	1,338

4.50%, 3/7/2024 (c) (f)	EUR	1,700	2,035

CGG SA 7.75%, 4/1/2027 (a)	EUR	976	1,129

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

France — continued

Chrome Bidco SASU

3.50%, 5/31/2028 (a)	EUR	1,145	1,379

3.50%, 5/31/2028 (c)	EUR	500	602

CMA CGM SA 5.25%, 1/15/2025 (c)	EUR	1,570	1,886

Credit Agricole SA

3.25%, 10/4/2024 (a)		1,062	1,136

(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (d) (e)		13,200	16,054

(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)		827	819

(EUR Swap Annual 5 Year + 1.90%), 1.62%, 6/5/2030 (b) (c)	EUR	2,300	2,830

Electricite de France SA

(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (b) (c) (d) (e)	EUR	2,000	2,666

(EUR Swap Annual 5 Year + 3.37%), 2.87%, 12/15/2026 (b) (c) (d) (e)	EUR	1,000	1,227

(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027 (b) (c) (d) (e)	EUR	1,200	1,480

(EUR Swap Annual 5 Year + 4.00%), 3.37%, 6/15/2030 (b) (c) (d) (e)	EUR	800	1,000

Elis SA 2.88%, 2/15/2026 (c)	EUR	2,300	2,919

Faurecia SE

2.63%, 6/15/2025 (c)	EUR	650	778

3.13%, 6/15/2026 (c)	EUR	1,350	1,640

2.38%, 6/15/2027 (c)	EUR	2,400	2,882

La Financiere Atalian SASU

4.00%, 5/15/2024 (c)	EUR	1,700	1,975

5.13%, 5/15/2025 (c)	EUR	1,116	1,306

Orange SA

(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025 (b) (c) (d) (e)	EUR	1,400	1,745

(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026 (b) (c) (d) (e)	EUR	1,000	1,228

Orano SA 4.88%, 9/23/2024	EUR	1,200	1,603

Paprec Holding SA 3.50%, 7/1/2028 (a)	EUR	1,073	1,276

Parts Europe SA

6.50%, 7/16/2025 (c)	EUR	927	1,149

6.50%, 7/16/2025 (a)	EUR	329	408

Quatrim SASU 5.88%, 1/15/2024 (c)	EUR	1,726	2,117

Renault SA

1.25%, 6/24/2025 (c)	EUR	1,700	2,002

2.00%, 9/28/2026 (c)	EUR	1,000	1,188

1.13%, 10/4/2027 (c)	EUR	1,300	1,456

Rexel SA 2.75%, 6/15/2026 (c)	EUR	1,100	1,328

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	43

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

France — continued

Societe Generale SA

(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (b) (d) (e)		200	236

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (a) (b) (d) (e)		1,165	1,208

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (d) (e)		8,242	8,922

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.65%, 7/8/2035 (a) (b)		2,965	3,102

SPIE SA 3.13%, 3/22/2024 (c)	EUR	3,200	3,965

Tereos Finance Groupe I SA 4.13%, 6/16/2023 (c)	EUR	1,100	1,320

TotalEnergies Capital International SA

2.83%, 1/10/2030		4,885	5,251

3.13%, 5/29/2050		800	828

TotalEnergies SE

(EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022 (b) (c) (d) (e)	EUR	1,750	2,118

(EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024 (b) (c) (d) (e)	EUR	4,000	4,859

Vallourec SA

8.50%, 6/30/2026 (c)	EUR	600	736

Series IAI, 8.50%, 6/30/2026	EUR	527	647

			122,735

Germany — 2.0%

Adler Pelzer Holding GmbH 4.13%, 4/1/2024 (c)	EUR	1,100	1,259

ADLER Real Estate AG

1.88%, 4/27/2023 (c)	EUR	1,000	1,172

3.00%, 4/27/2026 (c)	EUR	1,000	1,207

BK LC Lux Finco1 SARL

5.25%, 4/30/2029 (c)	EUR	700	856

5.25%, 4/30/2029 (a)	EUR	369	452

CeramTec BondCo GmbH 5.25%, 12/15/2025 (c)	EUR	1,300	1,568

Cheplapharm Arzneimittel GmbH 3.50%, 2/11/2027 (c)	EUR	2,220	2,653

Commerzbank AG (EUR Swap Annual 5 Year + 6.74%), 6.50%, 10/9/2029 (b) (c) (d) (e)	EUR	4,000	5,617

CT Investment GmbH 5.50%, 4/15/2026 (a)	EUR	525	637

Deutsche Bank AG

4.25%, 10/14/2021		993	997

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Germany — continued

(SOFR + 2.16%), 2.22%, 9/18/2024 (b)		10,770	11,052

Douglas GmbH 6.00%, 4/8/2026 (a)	EUR	2,800	3,341

IHO Verwaltungs GmbH 3.88% (cash), 5/15/2027 (c) (g) (h)	EUR	1,400	1,705

Kirk Beauty SUN GmbH 8.25% (cash), 10/1/2026 (a) (g) (h)	EUR	1,250	1,458

LANXESS AG (EUR Swap Annual 5 Year + 4.51%), 4.50%, 12/6/2076 (b) (c)	EUR	850	1,068

Nidda BondCo GmbH 5.00%, 9/30/2025 (c)	EUR	3,625	4,291

Nidda Healthcare Holding GmbH 3.50%, 9/30/2024 (c)	EUR	2,184	2,584

ProGroup AG 3.00%, 3/31/2026 (c)	EUR	787	943

Renk AG 5.75%, 7/15/2025 (c)	EUR	1,092	1,349

Schaeffler AG

2.88%, 3/26/2027 (c)	EUR	2,800	3,623

3.38%, 10/12/2028 (c)	EUR	600	807

Techem Verwaltungsgesellschaft 675 mbH 2.00%, 7/15/2025 (c)	EUR	2,200	2,595

Tele Columbus AG 3.88%, 5/2/2025 (c)	EUR	726	857

thyssenkrupp AG

1.38%, 3/3/2022 (c)	EUR	2,400	2,838

1.88%, 3/6/2023 (c)	EUR	400	477

2.88%, 2/22/2024 (c)	EUR	300	365

TK Elevator Midco GmbH 4.38%, 7/15/2027 (c)	EUR	1,316	1,631

TUI Cruises GmbH 6.50%, 5/15/2026 (a)	EUR	333	402

Vertical Holdco GmbH 6.63%, 7/15/2028 (c)	EUR	1,260	1,591

Volkswagen International Finance NV

(EUR Swap Annual 10 Year + 3.35%), 5.12%, 9/4/2023 (b) (c) (d) (e)	EUR	838	1,080

(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (b) (c) (d) (e)	EUR	1,900	2,420

(EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026 (b) (c) (d) (e)	EUR	3,100	4,159

2.63%, 11/16/2027 (c)	EUR	3,600	4,850

WEPA Hygieneprodukte GmbH 2.88%, 12/15/2027 (c)	EUR	900	1,044

ZF Europe Finance BV

2.00%, 2/23/2026 (c)	EUR	1,400	1,690

2.50%, 10/23/2027 (c)	EUR	1,700	2,084

ZF Finance GmbH

3.00%, 9/21/2025 (c)	EUR	1,300	1,638

3.75%, 9/21/2028 (c)	EUR	2,200	2,878

			81,238

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Greece — 0.3%

Alpha Bank SA 2.50%, 2/5/2023 (c)	EUR	10,700	13,029

India — 0.1%

Greenko Dutch BV 3.85%, 3/29/2026 (a)		2,183	2,226

NTPC Ltd. 3.75%, 4/3/2024 (c)		2,540	2,678

			4,904

Indonesia — 0.4%

Indonesia Asahan Aluminium Persero PT

5.45%, 5/15/2030 (a)		2,380	2,773

6.76%, 11/15/2048 (c)		595	781

Pertamina Persero PT 3.65%, 7/30/2029 (a)		3,619	3,919

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara

4.13%, 5/15/2027 (c)		610	669

3.00%, 6/30/2030 (a)		2,940	2,983

4.38%, 2/5/2050 (c)		3,720	3,875

			15,000

Ireland — 0.6%

AerCap Ireland Capital DAC 4.63%, 7/1/2022		3,765	3,893

AIB Group plc (EUR Swap Annual 5 Year + 5.70%), 5.25%, 10/9/2024 (b) (c) (d) (e)	EUR	3,700	4,724

Avolon Holdings Funding Ltd.

3.95%, 7/1/2024 (a)		2,337	2,493

2.13%, 2/21/2026 (a)		810	808

4.25%, 4/15/2026 (a)		2,300	2,494

4.38%, 5/1/2026 (a)		1,075	1,168

2.53%, 11/18/2027 (a)		796	790

eircom Finance DAC 3.50%, 5/15/2026 (c)	EUR	3,230	3,906

Park Aerospace Holdings Ltd. 5.50%, 2/15/2024 (a)		280	307

Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026 (c)	EUR	1,950	2,556

Smurfit Kappa Treasury ULC 1.50%, 9/15/2027 (c)	EUR	1,500	1,891

			25,030

Israel — 0.3%

Energean Israel Finance Ltd.

4.88%, 3/30/2026 (c)		2,289	2,345

5.38%, 3/30/2028 (c)		2,403	2,446

Leviathan Bond Ltd.

6.13%, 6/30/2025 (c)		2,229	2,422

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Israel — continued

6.50%, 6/30/2027 (c)		2,417	2,662

6.75%, 6/30/2030 (c)		1,390	1,554

			11,429

Italy — 2.3%

Assicurazioni Generali SpA (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (b) (c)	EUR	1,200	1,757

Atlantia SpA

1.63%, 2/3/2025 (c)	EUR	900	1,093

1.88%, 7/13/2027 (c)	EUR	1,600	1,972

1.88%, 2/12/2028 (c)	EUR	800	984

Autostrade per l’Italia SpA

1.13%, 11/4/2021 (c)	EUR	375	443

1.63%, 6/12/2023	EUR	200	241

1.88%, 11/4/2025 (c)	EUR	1,000	1,234

1.75%, 6/26/2026 (c)	EUR	1,075	1,317

1.75%, 2/1/2027 (c)	EUR	2,800	3,428

2.00%, 12/4/2028 (c)	EUR	1,900	2,366

1.88%, 9/26/2029 (c)	EUR	2,300	2,837

Brunello Bidco SpA

3.50%, 2/15/2028 (c)	EUR	1,000	1,178

3.50%, 2/15/2028 (a)	EUR	268	316

Enel Finance International NV

3.63%, 5/25/2027 (a)		5,270	5,855

3.50%, 4/6/2028 (a)		3,665	4,040

2.25%, 7/12/2031 (a)		1,130	1,126

Enel SpA (EUR Swap Annual 5 Year + 2.10%), 2.50%, 8/24/2023 (b) (c) (d) (e)	EUR	2,188	2,695

Gamma Bidco SpA

5.13%, 7/15/2025 (c)	EUR	800	968

5.13%, 7/15/2025 (a)	EUR	699	845

Guala Closures SpA 3.25%, 6/15/2028 (a)	EUR	1,416	1,674

Infrastrutture Wireless Italiane SpA 1.88%, 7/8/2026 (c)	EUR	1,200	1,477

Intesa Sanpaolo SpA

(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (c) (d) (e)	EUR	2,546	3,728

(EUR Swap Annual 5 Year + 5.85%), 5.50%, 3/1/2028 (b) (c) (d) (e)	EUR	1,867	2,444

(EUR Swap Annual 5 Year + 6.09%), 5.88%, 9/1/2031 (b) (c) (d) (e)	EUR	1,300	1,798

4.20%, 6/1/2032 (a)		670	690

4.95%, 6/1/2042 (a)		2,144	2,221

Kedrion SpA 3.38%, 5/15/2026 (a)	EUR	1,120	1,314

Leonardo SpA 4.88%, 3/24/2025	EUR	2,300	3,100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	45

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Italy — continued

Nexi SpA 1.63%, 4/30/2026 (c)	EUR	1,500	1,786

Pro-Gest SpA 3.25%, 12/15/2024 (c)	EUR	300	344

Rossini SARL 6.75%, 10/30/2025 (c)	EUR	1,750	2,152

Saipem Finance International BV

3.75%, 9/8/2023 (c)	EUR	700	871

2.63%, 1/7/2025 (c)	EUR	500	606

Telecom Italia Capital SA

6.38%, 11/15/2033		2,124	2,496

6.00%, 9/30/2034		68	77

7.20%, 7/18/2036		1,300	1,637

Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	1,300	2,257

Telecom Italia SpA

3.00%, 9/30/2025 (c)	EUR	1,900	2,393

3.63%, 5/25/2026 (c)	EUR	5,350	7,004

2.38%, 10/12/2027 (c)	EUR	1,200	1,475

UniCredit SpA

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)		3,333	3,336

(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027 (b) (c) (d) (e)	EUR	9,000	10,334

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (b)		2,370	2,416

Webuild SpA 5.88%, 12/15/2025 (c)	EUR	300	394

			92,719

Japan — 0.1%

Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/2040		3,920	4,050

Kazakhstan — 0.2%

KazMunayGas National Co. JSC 5.75%, 4/19/2047 (c)		5,480	6,836

Kuwait — 0.1%

MEGlobal Canada ULC 5.00%, 5/18/2025 (a)		2,530	2,820

Luxembourg — 0.9%

Altice Finco SA 4.75%, 1/15/2028 (c)	EUR	2,225	2,554

Altice France Holding SA

8.00%, 5/15/2027 (a)	EUR	2,823	3,560

8.00%, 5/15/2027 (c)	EUR	2,450	3,089

4.00%, 2/15/2028 (c)	EUR	2,400	2,706

ArcelorMittal SA 1.75%, 11/19/2025 (c)	EUR	1,350	1,687

ARD Finance SA 5.00% (cash), 6/30/2027 (c) (g) (h)	EUR	1,421	1,728

Herens Midco SARL 5.25%, 5/15/2029 (a)	EUR	1,486	1,687

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Luxembourg — continued

INEOS Finance plc

3.38%, 3/31/2026 (a)	EUR	1,197	1,459

3.38%, 3/31/2026 (c)	EUR	300	366

INEOS Group Holdings SA

5.38%, 8/1/2024 (c)	EUR	850	1,004

5.63%, 8/1/2024 (a)		500	500

Intelsat Jackson Holdings SA

5.50%, 8/1/2023 (i)		902	469

8.00%, 2/15/2024 (a) (f) (i)		743	771

8.50%, 10/15/2024 (a) (i)		2,785	1,504

Matterhorn Telecom SA 3.13%, 9/15/2026 (c)	EUR	2,224	2,639

Monitchem HoldCo 3 SA 5.25%, 3/15/2025 (c)	EUR	1,188	1,438

PLT VII Finance SARL 4.63%, 1/5/2026 (c)	EUR	1,223	1,498

SES SA (EUR Swap Annual 5 Year + 3.19%), 2.87%, 5/27/2026 (b) (c) (d) (e)	EUR	2,200	2,639

Summer BC Holdco A SARL 9.25%, 10/31/2027 (c)	EUR	1,838	2,355

Summer BC Holdco B SARL 5.75%, 10/31/2026 (c)	EUR	1,183	1,463

			35,116

Malaysia — 0.2%

Petronas Capital Ltd. 3.40%, 4/28/2061 (a)		6,007	6,285

Mexico — 1.1%

America Movil SAB de CV 2.88%, 5/7/2030		2,500	2,631

Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (a) (b) (d) (e)		1,320	1,361

BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a) (b)		4,300	4,463

Bimbo Bakeries USA, Inc. 4.00%, 5/17/2051 (a)		2,088	2,311

Cemex SAB de CV

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (a) (b) (d) (e)		5,558	5,803

5.20%, 9/17/2030 (c)		906	991

3.88%, 7/11/2031 (a)		5,331	5,484

Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050		2,490	2,644

Grupo Bimbo SAB de CV 4.00%, 9/6/2049 (a)		1,277	1,399

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Mexico — continued

Petroleos Mexicanos

6.75%, 9/21/2047		11,395	10,010

6.95%, 1/28/2060		7,095	6,206

			43,303

Morocco — 0.1%

OCP SA 6.88%, 4/25/2044 (c)		2,280	2,774

Netherlands — 1.0%

ABN AMRO Bank NV

4.75%, 7/28/2025 (a)		3,555	3,976

(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (b) (c) (d) (e)	EUR	4,900	6,270

4.80%, 4/18/2026 (a)		2,000	2,269

Cooperatieve Rabobank UA

(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (c) (d) (e)	EUR	2,800	3,707

Lincoln Financing SARL 3.63%, 4/1/2024 (c)	EUR	560	667

Nobel Bidco BV

3.13%, 6/15/2028 (a)	EUR	659	774

3.13%, 6/15/2028 (c)	EUR	250	294

OCI NV

3.13%, 11/1/2024 (c)	EUR	454	546

3.63%, 10/15/2025 (a)	EUR	700	860

3.63%, 10/15/2025 (c)	EUR	400	491

Q-Park Holding I BV

1.50%, 3/1/2025 (c)	EUR	275	311

2.00%, 3/1/2027 (c)	EUR	375	419

Sigma Holdco BV 5.75%, 5/15/2026 (c)	EUR	2,743	3,121

Sunshine Mid BV 6.50%, 5/15/2026 (c)	EUR	2,800	3,422

Titan Holdings II BV 5.13%, 7/15/2029 (a)	EUR	761	914

Trivium Packaging Finance BV

3.75%, 8/15/2026 (c) (f)	EUR	1,500	1,806

5.50%, 8/15/2026 (a) (f)		200	211

8.50%, 8/15/2027 (a) (f)		200	215

United Group BV 4.88%, 7/1/2024 (c)	EUR	600	715

UPC Holding BV 5.50%, 1/15/2028 (a)		200	211

UPCB Finance VII Ltd. 3.63%, 6/15/2029 (c)	EUR	2,166	2,622

Ziggo Bond Co. BV 3.38%, 2/28/2030 (c)	EUR	3,624	4,258

Ziggo BV

4.25%, 1/15/2027 (c)	EUR	1,920	2,335

2.88%, 1/15/2030 (c)	EUR	465	553

			40,967

Peru — 0.1%

Southern Copper Corp. 5.88%, 4/23/2045		3,070	4,269

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Portugal — 0.4%

EDP — Energias de Portugal SA (EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (b) (c)	EUR	4,800	5,748

EDP Finance BV 3.63%, 7/15/2024 (a)		9,520	10,204

			15,952

Qatar — 0.1%

ABQ Finance Ltd. 3.50%, 2/22/2022 (c)		2,600	2,633

Russia — 0.1%

Gazprom PJSC 3.25%, 2/25/2030 (c)		1,650	1,650

Lukoil Securities BV 3.88%, 5/6/2030 (c)		1,580	1,677

			3,327

Spain — 1.8%

Abertis Infraestructuras Finance BV

(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (b) (c) (d) (e)	EUR	1,800	2,192

(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (b) (c) (d) (e)	EUR	700	820

Banco Bilbao Vizcaya Argentaria SA

(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024 (b) (c) (d) (e)	EUR	4,000	5,173

(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (b) (c) (d) (e)	EUR	4,200	5,689

CaixaBank SA

(EUR Swap Annual 5 Year + 6.22%), 6.37%, 9/19/2023 (b) (c) (d) (e)	EUR	6,000	7,711

(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (b) (c) (d) (e)	EUR	3,800	5,069

(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (b) (c) (d) (e)	EUR	200	275

Cellnex Telecom SA

2.88%, 4/18/2025 (c)	EUR	1,500	1,914

1.88%, 6/26/2029	EUR	900	1,088

Cirsa Finance International SARL

6.25%, 12/20/2023 (c)	EUR	739	881

4.75%, 5/22/2025 (c)	EUR	200	235

ContourGlobal Power Holdings SA

3.13%, 1/1/2028 (c)	EUR	600	724

3.13%, 1/1/2028 (a)	EUR	472	569

eDreams ODIGEO SA 5.50%, 9/1/2023 (c)	EUR	1,400	1,636

Grifols SA

1.63%, 2/15/2025 (c)	EUR	1,580	1,882

3.20%, 5/1/2025 (c)	EUR	400	476

2.25%, 11/15/2027 (c)	EUR	1,401	1,685

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	47

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Spain — continued

Grupo Antolin-Irausa SA

3.38%, 4/30/2026 (c)	EUR	800	945

3.50%, 4/30/2028 (a)	EUR	1,095	1,274

Iberdrola International BV

(EUR Swap Annual 5 Year + 2.06%), 2.63%, 3/26/2024 (b) (c) (d) (e)	EUR	3,400	4,232

(EUR Swap Annual 5 Year + 2.97%), 3.25%, 11/12/2024 (b) (c) (d) (e)	EUR	1,400	1,795

Lorca Telecom Bondco SA

4.00%, 9/18/2027 (c)	EUR	1,500	1,810

4.00%, 9/18/2027 (a)	EUR	691	834

Naturgy Finance BV (EUR Swap Annual 8 Year + 3.35%), 4.12%, 11/18/2022 (b) (c) (d) (e)	EUR	1,000	1,232

Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (b) (c)	EUR	3,250	4,191

Telefonica Emisiones SA

4.67%, 3/6/2038		930	1,097

5.21%, 3/8/2047		1,950	2,446

Telefonica Europe BV

(EUR Swap Annual 5 Year + 2.33%), 2.63%, 3/7/2023 (b) (c) (d) (e)	EUR	3,400	4,095

Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (b) (c) (d) (e)	EUR	2,700	3,296

(EUR Swap Annual 10 Year + 4.30%), 5.88%, 3/31/2024 (b) (c) (d) (e)	EUR	2,900	3,811

(EUR Swap Annual 8 Year + 2.97%), 3.87%, 6/22/2026 (b) (c) (d) (e)	EUR	1,100	1,409

			70,486

Sweden — 0.3%

Dometic Group AB 3.00%, 5/8/2026 (c)	EUR	1,000	1,258

Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (e)		3,000	3,214

Verisure Holding AB

3.88%, 7/15/2026 (c)	EUR	1,207	1,467

3.25%, 2/15/2027 (c)	EUR	1,200	1,425

Verisure Midholding AB

5.25%, 2/15/2029 (a)	EUR	1,463	1,777

5.25%, 2/15/2029 (c)	EUR	1,200	1,458

Volvo Car AB

2.00%, 1/24/2025 (c)	EUR	2,200	2,726

2.50%, 10/7/2027 (c)	EUR	600	776

			14,101

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Switzerland — 1.4%

Credit Suisse Group AG

(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (b) (d) (e)		8,490	9,350

(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (b) (d) (e)		891	968

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026 (a) (b) (d) (e)		3,800	4,196

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (a) (b) (d) (e)		4,858	5,091

4.28%, 1/9/2028 (a)		6,530	7,301

(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (b)		1,585	1,753

(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (b)		3,650	4,135

(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)		3,335	3,479

Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b)		800	919

UBS Group AG

(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (b) (c) (d) (e)	EUR	450	543

(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024 (a) (b) (d) (e)		9,990	10,952

(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (b) (c) (d) (e)		5,030	5,772

(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (b) (c) (d) (e)		1,705	1,950

			56,409

Taiwan — 0.1%

Competition Team Technologies Ltd. 3.75%, 3/12/2024 (c)		2,490	2,659

Thailand — 0.1%

Thai Oil PCL 3.63%, 1/23/2023 (c)		2,510	2,583

United Arab Emirates — 0.1%

DP World Crescent Ltd. 4.85%, 9/26/2028 (c)		2,490	2,852

Fab Sukuk Co. Ltd.

3.88%, 1/22/2024 (c)		1,490	1,587

2.50%, 1/21/2025 (c)		929	966

Mashreqbank PSC 4.25%, 2/26/2024 (c)		466	498

			5,903

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

United Kingdom — 3.3%

Barclays plc

(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (b) (d) (e)		294	322

(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%, 12/15/2025 (b) (c) (d) (e)	GBP	2,000	3,069

4.84%, 5/9/2028		710	805

(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030 (b)		305	356

BAT Capital Corp. 4.39%, 8/15/2037		3,111	3,383

BP Capital Markets plc

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (d) (e)		3,406	3,627

(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026 (b) (c) (d) (e)	EUR	5,700	7,218

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (d) (e)		5,995	6,609

British Telecommunications plc (EURIBOR ICE Swap Rate 5 Year + 2.13%), 1.87%, 8/18/2080 (b) (c)	EUR	300	347

Constellation Automotive Financing plc 4.88%, 7/15/2027 (a)	GBP	731	1,002

CPUK Finance Ltd.

4.88%, 8/28/2025 (c)	GBP	500	693

4.50%, 8/28/2027 (c)	GBP	700	977

EC Finance plc 2.38%, 11/15/2022 (c)	EUR	750	886

eG Global Finance plc

3.63%, 2/7/2024 (c)	EUR	350	406

4.38%, 2/7/2025 (c)	EUR	2,575	3,002

FCE Bank plc 1.13%, 2/10/2022 (c)	EUR	850	1,007

Heathrow Funding Ltd. 5.88%, 5/13/2041 (c)	GBP	1,900	3,859

HSBC Holdings plc

(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (b) (d) (e)		997	1,101

(SOFR + 1.93%), 2.10%, 6/4/2026 (b)		5,690	5,850

(SOFR + 1.73%), 2.01%, 9/22/2028 (b)		8,500	8,581

(EUR Swap Annual 5 Year + 3.84%), 4.75%, 7/4/2029 (b) (c) (d) (e)	EUR	2,001	2,682

4.95%, 3/31/2030		535	646

Iceland Bondco plc 4.63%, 3/15/2025 (c)	GBP	2,175	2,913

INEOS Quattro Finance 1 plc 3.75%, 7/15/2026 (a)	EUR	367	446

INEOS Quattro Finance 2 plc 2.50%, 1/15/2026 (a)	EUR	454	543

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United Kingdom — continued

INEOS Styrolution Group GmbH 2.25%, 1/16/2027 (c)	EUR	523	610

Jaguar Land Rover Automotive plc

5.88%, 11/15/2024 (c)	EUR	985	1,263

4.50%, 1/15/2026 (c)	EUR	500	615

6.88%, 11/15/2026 (c)	EUR	1,006	1,361

Lloyds Banking Group plc (EURIBOR ICE Swap Rate 5 Year + 5.29%), 4.95%, 6/27/2025 (b) (c) (d) (e)	EUR	1,819	2,373

Motion Finco SARL 7.00%, 5/15/2025 (c)	EUR	450	560

Nationwide Building Society

(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.88%, 12/20/2024 (b) (c) (d) (e)	GBP	200	302

(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (b) (c) (d) (e)	GBP	2,760	4,250

Natwest Group plc

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (b)		7,562	7,722

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (b)		830	900

(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027 (b) (d) (e)	GBP	7,121	10,610

NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (b) (c)	EUR	4,400	5,331

Pinnacle Bidco plc

5.50%, 2/15/2025 (a)	EUR	619	751

5.50%, 2/15/2025 (c)	EUR	250	304

Punch Finance plc 6.13%, 6/30/2026 (a)	GBP	686	962

Rolls-Royce plc

4.63%, 2/16/2026 (a)	EUR	551	715

5.75%, 10/15/2027 (a)		1,885	2,475

Santander UK Group Holdings plc

4.75%, 9/15/2025 (a)		1,520	1,708

(SOFR + 0.99%), 1.67%, 6/14/2027 (b)		5,200	5,217

Standard Chartered plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (b)		3,600	4,208

Synthomer plc 3.88%, 7/1/2025 (c)	EUR	1,458	1,792

Virgin Media Finance plc 3.75%, 7/15/2030 (c)	EUR	500	593

Virgin Media Secured Finance plc 5.00%, 4/15/2027 (c)	GBP	2,900	4,142

Virgin Media Vendor Financing Notes III DAC 4.88%, 7/15/2028 (a)	GBP	689	964

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	49

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

United Kingdom — continued

Vodafone Group plc

5.25%, 5/30/2048		1,550	2,065

4.88%, 6/19/2049		1,649	2,119

(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (b) (c)	EUR	2,200	2,702

Series NC6, (EUR Swap Annual 5 Year + 3.00%), 2.63%, 8/27/2080 (b) (c)	EUR	1,200	1,472

Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080 (b) (c)	EUR	2,900	3,529

Wheel Bidco Ltd. 6.75%, 7/15/2026 (a)	GBP	270	376

			132,321

United States — 28.8%

AbbVie, Inc.

4.05%, 11/21/2039		2,415	2,838

4.70%, 5/14/2045		862	1,088

4.45%, 5/14/2046		3,245	3,973

4.25%, 11/21/2049		1,995	2,420

Acadia Healthcare Co., Inc. 5.00%, 4/15/2029 (a)		315	329

ACCO Brands Corp. 4.25%, 3/15/2029 (a)		6,690	6,722

Adient Global Holdings Ltd.

3.50%, 8/15/2024 (c)	EUR	2,375	2,863

4.88%, 8/15/2026 (a)		700	719

Adient US LLC 9.00%, 4/15/2025 (a)		590	643

ADT Security Corp. (The)

4.13%, 6/15/2023		290	305

4.13%, 8/1/2029 (a)		1,725	1,723

AES Corp. (The)

3.30%, 7/15/2025 (a)		781	834

1.38%, 1/15/2026		3,770	3,749

3.95%, 7/15/2030 (a)		1,568	1,748

2.45%, 1/15/2031		552	557

Air Lease Corp.

3.25%, 3/1/2025		1,400	1,488

2.88%, 1/15/2026		1,713	1,802

3.25%, 10/1/2029		4,550	4,767

Albertsons Cos., Inc.

3.50%, 2/15/2023 (a)		300	309

5.75%, 3/15/2025		67	68

7.50%, 3/15/2026 (a)		100	109

4.63%, 1/15/2027 (a)		605	640

4.88%, 2/15/2030 (a)		425	464

Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)		3,035	3,266

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United States — continued

Alexander Funding Trust 1.84%, 11/15/2023 (a)		1,000	1,019

Alexandria Real Estate Equities, Inc. REIT, 1.88%, 2/1/2033		890	854

Allied Universal Holdco LLC

6.63%, 7/15/2026 (a)		93	99

9.75%, 7/15/2027 (a)		94	103

Allison Transmission, Inc.

4.75%, 10/1/2027 (a)		277	290

5.88%, 6/1/2029 (a)		3,525	3,878

Amazon.com, Inc. 2.70%, 6/3/2060		1,465	1,426

AMC Entertainment Holdings, Inc. 10.50%, 4/24/2026 (a)		456	488

Ameren Corp. 3.50%, 1/15/2031		2,750	3,041

American Axle & Manufacturing, Inc.

6.25%, 4/1/2025		1,289	1,332

6.25%, 3/15/2026		288	297

6.50%, 4/1/2027		1,780	1,869

6.88%, 7/1/2028		885	956

5.00%, 10/1/2029		1,970	1,969

American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (b) (d) (e)		2,415	2,457

American Tower Corp. REIT, 2.10%, 6/15/2030		6,470	6,398

AmeriGas Partners LP 5.50%, 5/20/2025		505	555

ANGI Group LLC 3.88%, 8/15/2028 (a)		2,288	2,248

Antero Midstream Partners LP 5.75%, 3/1/2027 (a)		900	927

Antero Resources Corp.

8.38%, 7/15/2026 (a)		208	236

7.63%, 2/1/2029 (a)		1,095	1,204

Apple, Inc.

3.75%, 9/12/2047		3,650	4,314

2.65%, 2/8/2051		930	921

Arches Buyer, Inc.

4.25%, 6/1/2028 (a)		470	478

6.13%, 12/1/2028 (a)		2,175	2,245

Arconic Corp.

6.00%, 5/15/2025 (a)		1,485	1,572

6.13%, 2/15/2028 (a)		700	748

Ardagh Metal Packaging Finance USA LLC

2.00%, 9/1/2028 (a)	EUR	990	1,181

3.00%, 9/1/2029 (a)	EUR	727	860

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

United States — continued

Ardagh Packaging Finance plc

2.13%, 8/15/2026 (c)	EUR	1,885	2,229

4.13%, 8/15/2026 (a)		935	972

5.25%, 8/15/2027 (a)		365	378

Ascend Learning LLC 6.88%, 8/1/2025 (a)		330	335

Ashland Services BV 2.00%, 1/30/2028 (c)	EUR	407	490

Audacy Capital Corp.

6.50%, 5/1/2027 (a)		416	418

6.75%, 3/31/2029 (a)		985	994

Avantor Funding, Inc.

3.88%, 7/15/2028 (c)	EUR	1,435	1,791

4.63%, 7/15/2028 (a)		1,156	1,223

Avis Budget Car Rental LLC

5.25%, 3/15/2025 (a)		903	919

5.75%, 7/15/2027 (a)		264	276

5.38%, 3/1/2029 (a)		3,070	3,223

Ball Corp.

4.38%, 12/15/2023	EUR	1,525	1,975

1.50%, 3/15/2027	EUR	600	726

Bank of America Corp.

Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (b) (d) (e)		661	732

Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (b) (d) (e)		976	1,100

Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (b) (d) (e)		235	264

Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (b) (d) (e)		3,314	3,851

(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)		4,060	4,454

(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (b)		1,875	2,116

(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030 (b)		3,282	3,476

(SOFR + 1.53%), 1.90%, 7/23/2031 (b)		6,260	6,132

(SOFR + 1.37%), 1.92%, 10/24/2031 (b)		3,490	3,419

(SOFR + 1.32%), 2.69%, 4/22/2032 (b)		8,620	8,958

(SOFR + 1.22%), 2.30%, 7/21/2032 (b)		215	216

(SOFR + 1.93%), 2.68%, 6/19/2041 (b)		1,965	1,936

Bath & Body Works, Inc. 7.50%, 6/15/2029		196	228

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)		725	781

8.50%, 1/31/2027 (a)		298	321

Bausch Health Cos., Inc.

6.13%, 4/15/2025 (a)		5,708	5,836

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United States — continued

5.50%, 11/1/2025 (a)		2,797	2,861

9.00%, 12/15/2025 (a)		643	684

5.75%, 8/15/2027 (a)		29	31

7.00%, 1/15/2028 (a)		227	235

5.00%, 1/30/2028 (a)		345	329

4.88%, 6/1/2028 (a)		415	426

7.25%, 5/30/2029 (a)		252	260

5.25%, 1/30/2030 (a)		2,179	2,048

Becton Dickinson and Co. 3.79%, 5/20/2050		1,220	1,383

Belden, Inc. 3.38%, 7/15/2027 (c)	EUR	3,000	3,641

Berry Global, Inc. 4.88%, 7/15/2026 (a)		1,284	1,354

Big River Steel LLC 6.63%, 1/31/2029 (a)		400	435

Biogen, Inc.

2.25%, 5/1/2030		857	870

3.15%, 5/1/2050		109	108

Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)		1,745	1,767

Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)		400	417

Boeing Co. (The)

5.04%, 5/1/2027		3,089	3,561

3.50%, 3/1/2039		2,500	2,544

5.71%, 5/1/2040		1,080	1,398

3.95%, 8/1/2059		1,190	1,238

Booz Allen Hamilton, Inc. 4.00%, 7/1/2029 (a)		100	104

Boyne USA, Inc. 4.75%, 5/15/2029 (a)		1,590	1,642

BP Capital Markets America, Inc. 2.77%, 11/10/2050		1,160	1,103

Bristol-Myers Squibb Co. 4.25%, 10/26/2049		1,195	1,521

Buckeye Partners LP

4.13%, 12/1/2027		435	447

4.50%, 3/1/2028 (a)		140	145

Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)		1,317	1,353

BY Crown Parent LLC 4.25%, 1/31/2026 (a)		1,385	1,458

Caesars Resort Collection LLC

5.75%, 7/1/2025 (a)		467	490

5.25%, 10/15/2025 (a)		120	122

Callon Petroleum Co. 6.13%, 10/1/2024		221	213

Calpine Corp. 5.25%, 6/1/2026 (a)		543	560

Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (d) (e)		6,083	6,304

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	51

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

United States — continued

Carnival Corp.

1.88%, 11/7/2022	EUR	850	993

10.13%, 2/1/2026 (c)	EUR	1,521	2,055

Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)		46	48

CCO Holdings LLC

5.75%, 2/15/2026 (a)		2,206	2,269

5.13%, 5/1/2027 (a)		6,110	6,384

5.00%, 2/1/2028 (a)		2,655	2,781

5.38%, 6/1/2029 (a)		1,498	1,637

4.75%, 3/1/2030 (a)		7,188	7,605

4.50%, 8/15/2030 (a)		1,625	1,698

4.25%, 2/1/2031 (a)		2,422	2,486

CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)		2,875	3,060

CDK Global, Inc. 5.25%, 5/15/2029 (a)		712	774

CDW LLC

4.25%, 4/1/2028		3,811	3,992

3.25%, 2/15/2029		313	321

Cedar Fair LP

5.50%, 5/1/2025 (a)		1,600	1,668

5.25%, 7/15/2029		1,134	1,162

Centene Corp.

4.25%, 12/15/2027		857	905

4.63%, 12/15/2029		3,680	4,037

CenterPoint Energy, Inc. 2.95%, 3/1/2030		5,863	6,246

Central Garden & Pet Co. 4.13%, 10/15/2030		3,445	3,535

Charles Schwab Corp. (The)

Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (d) (e)		2,672	2,812

Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (d) (e)		8,297	8,629

Charter Communications Operating LLC

2.30%, 2/1/2032		1,280	1,247

3.50%, 6/1/2041		1,260	1,274

5.38%, 5/1/2047		2,844	3,500

4.80%, 3/1/2050		1,725	2,014

3.70%, 4/1/2051		4,637	4,668

Chemours Co. (The)

5.38%, 5/15/2027		160	174

5.75%, 11/15/2028 (a)		290	307

Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027		1,076	1,251

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United States — continued

Cheniere Energy Partners LP 5.63%, 10/1/2026		54	56

Chesapeake Energy Corp.

5.50%, 2/1/2026 (a)		1,155	1,207

5.88%, 2/1/2029 (a)		685	731

Chevron USA, Inc. 2.34%, 8/12/2050		3,342	3,082

Cigna Corp.

4.38%, 10/15/2028		2,284	2,665

3.40%, 3/15/2050		4,075	4,335

Cinemark USA, Inc.

8.75%, 5/1/2025 (a)		540	585

5.25%, 7/15/2028 (a)		835	793

CIT Group, Inc.

4.75%, 2/16/2024		2	2

5.25%, 3/7/2025		168	189

Citigroup, Inc.

Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (b) (d) (e)		2,575	2,761

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b) (d) (e)		1,715	1,882

Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (d) (e)		4,621	4,794

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (d) (e)		7,042	7,245

(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)		3,415	3,803

(SOFR + 3.91%), 4.41%, 3/31/2031 (b)		5,950	6,971

(SOFR + 2.11%), 2.57%, 6/3/2031 (b)		9,400	9,706

Clarios Global LP 6.25%, 5/15/2026 (a)		764	805

Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)		250	258

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)		1,510	1,574

Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)		2,074	2,135

Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)		2,253	2,371

Cogent Communications Group, Inc. 4.38%, 6/30/2024 (c)	EUR	850	1,022

Comcast Corp.

2.80%, 1/15/2051		4,969	4,827

2.99%, 11/1/2063 (a)		3,052	3,003

CommScope Technologies LLC

6.00%, 6/15/2025 (a)		1,208	1,229

5.00%, 3/15/2027 (a)		392	386

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

United States — continued

CommScope, Inc.

6.00%, 3/1/2026 (a)		1,470	1,542

4.75%, 9/1/2029 (a)		855	866

Community Health Systems, Inc.

8.00%, 3/15/2026 (a)		1,877	2,009

6.13%, 4/1/2030 (a)		765	771

4.75%, 2/15/2031 (a)		2,275	2,321

Comstock Resources, Inc.

7.50%, 5/15/2025 (a)		284	294

6.75%, 3/1/2029 (a)		1,117	1,172

Constellium SE

4.25%, 2/15/2026 (c)	EUR	641	768

5.63%, 6/15/2028 (a)		600	634

Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)		1,345	1,132

Coty, Inc.

4.00%, 4/15/2023 (c)	EUR	1,584	1,868

5.00%, 4/15/2026 (a)		1,070	1,104

Crestwood Midstream Partners LP

5.75%, 4/1/2025		910	929

5.63%, 5/1/2027 (a)		100	101

Crown Americas LLC 4.75%, 2/1/2026		274	284

Crown Castle International Corp.

REIT, 3.30%, 7/1/2030		260	281

REIT, 4.15%, 7/1/2050		345	400

Crown European Holdings SA

2.63%, 9/30/2024 (c)	EUR	2,350	2,915

3.38%, 5/15/2025 (c)	EUR	500	637

CSC Holdings LLC 6.50%, 2/1/2029 (a)		2,180	2,406

CVR Partners LP 9.25%, 6/15/2023 (a)		249	249

CVS Health Corp.

4.13%, 4/1/2040		1,205	1,401

2.70%, 8/21/2040		3,480	3,417

DaVita, Inc.

4.63%, 6/1/2030 (a)		2,975	3,109

3.75%, 2/15/2031 (a)		648	641

DCP Midstream Operating LP

3.88%, 3/15/2023		580	596

6.75%, 9/15/2037 (a)		535	665

Dell International LLC

6.02%, 6/15/2026		8,385	10,014

4.90%, 10/1/2026		370	428

Delta Air Lines, Inc. 4.75%, 10/20/2028 (a)		605	675

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United States — continued

Devon Energy Corp.

8.25%, 8/1/2023 (a)		583	658

5.88%, 6/15/2028 (a)		439	483

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)		573	380

Diebold Nixdorf Dutch Holding BV 9.00%, 7/15/2025 (c)	EUR	1,425	1,840

Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)		850	934

Discovery Communications LLC

3.63%, 5/15/2030		3,135	3,435

4.65%, 5/15/2050		1,620	1,922

DISH DBS Corp.

5.88%, 7/15/2022		425	440

5.00%, 3/15/2023		954	996

5.88%, 11/15/2024		6,545	7,036

7.75%, 7/1/2026		580	664

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)		957	999

Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)		1,920	1,949

Edgewell Personal Care Co.

5.50%, 6/1/2028 (a)		2,281	2,415

4.13%, 4/1/2029 (a)		2,760	2,777

Edison International 3.55%, 11/15/2024		839	893

Elastic NV 4.13%, 7/15/2029 (a)		350	355

Element Solutions, Inc. 3.88%, 9/1/2028 (a)		2,355	2,402

Embarq Corp. 8.00%, 6/1/2036		590	621

Encompass Health Corp.

5.75%, 9/15/2025		650	665

4.50%, 2/1/2028		642	672

4.75%, 2/1/2030		300	320

Endo Dac

9.50%, 7/31/2027 (a)		223	219

6.00%, 6/30/2028 (a)		308	193

Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a)		2,955	2,925

Energizer Holdings, Inc.

4.75%, 6/15/2028 (a)		2,487	2,556

4.38%, 3/31/2029 (a)		3,230	3,239

Energy Transfer LP

5.25%, 4/15/2029		1,125	1,325

5.35%, 5/15/2045		2,010	2,385

EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (b) (d) (e)		140	105

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	53

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

United States — continued

Entegris, Inc. 4.38%, 4/15/2028 (a)		200	212

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)		258	218

EQM Midstream Partners LP

4.00%, 8/1/2024		926	947

6.00%, 7/1/2025 (a)		95	102

4.50%, 1/15/2029 (a)		3,055	3,101

EQT Corp. 3.90%, 10/1/2027		1,175	1,269

ESC GCBREGS EXIDE TECH

7.13%, 8/1/2026 (i)		265	18

6.00%, 1/15/2028 (i)		685	46

Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030		1,974	2,020

Exela Intermediate LLC 10.00%, 7/15/2023 (a)		699	524

Exxon Mobil Corp. 3.00%, 8/16/2039		3,735	3,913

Fiserv, Inc. 1.63%, 7/1/2030	EUR	5,000	6,427

Ford Motor Co. 9.00%, 4/22/2025		2,250	2,749

Ford Motor Credit Co. LLC

3.02%, 3/6/2024	EUR	2,500	3,096

2.75%, 6/14/2024	GBP	946	1,323

1.36%, 2/7/2025	EUR	1,375	1,630

5.13%, 6/16/2025		2,965	3,254

3.25%, 9/15/2025	EUR	1,000	1,273

4.39%, 1/8/2026		500	536

4.54%, 8/1/2026		785	853

4.27%, 1/9/2027		685	733

3.63%, 6/17/2031		7,380	7,602

Freeport-McMoRan, Inc.

4.38%, 8/1/2028		373	395

5.40%, 11/14/2034		4,109	5,153

5.45%, 3/15/2043		1,270	1,624

Frontier Communications Holdings LLC

5.88%, 10/15/2027 (a)		1,895	2,026

5.00%, 5/1/2028 (a)		1,300	1,358

Gartner, Inc.

4.50%, 7/1/2028 (a)		3,535	3,743

3.63%, 6/15/2029 (a)		1,620	1,667

3.75%, 10/1/2030 (a)		845	884

GCI LLC 4.75%, 10/15/2028 (a)		2,310	2,423

GE Capital International Funding Co. Unlimited Co.

3.37%, 11/15/2025		4,315	4,718

4.42%, 11/15/2035		8,270	10,038

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United States — continued

General Electric Co.

5.25%, 12/7/2028	GBP	1,100	1,888

4.13%, 9/19/2035 (c)	EUR	1,500	2,442

General Motors Co.

6.13%, 10/1/2025		382	451

5.15%, 4/1/2038		1,600	1,930

5.20%, 4/1/2045		395	484

General Motors Financial Co., Inc. 3.95%, 4/13/2024		725	778

Genesis Energy LP 7.75%, 2/1/2028		544	533

Gilead Sciences, Inc.

1.65%, 10/1/2030		2,440	2,380

2.60%, 10/1/2040		2,795	2,725

2.80%, 10/1/2050		4,050	3,935

Go Daddy Operating Co. LLC

5.25%, 12/1/2027 (a)		2,054	2,165

3.50%, 3/1/2029 (a)		2,235	2,207

Goldman Sachs Group, Inc. (The)

3.50%, 4/1/2025		2,830	3,064

4.25%, 10/21/2025		1,815	2,026

Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b) (d) (e)		5,294	5,403

3.50%, 11/16/2026		6,460	7,032

3.85%, 1/26/2027		3,770	4,168

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)		20	22

(SOFR + 1.28%), 2.62%, 4/22/2032 (b)		1,730	1,786

(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)		2,665	3,118

Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029 (a)		1,728	1,827

Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)		680	725

Graphic Packaging International LLC 3.50%, 3/15/2028 (a)		573	585

Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)		810	834

Gray Television, Inc.

5.88%, 7/15/2026 (a)		400	413

7.00%, 5/15/2027 (a)		373	400

Griffon Corp. 5.75%, 3/1/2028		2,360	2,504

HCA, Inc.

5.38%, 2/1/2025		5,855	6,594

5.88%, 2/15/2026		6,469	7,503

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

United States — continued

5.38%, 9/1/2026		1,000	1,154

4.50%, 2/15/2027		1,840	2,085

3.50%, 7/15/2051		1,470	1,501

Healthcare Trust of America Holdings LP

REIT, 3.10%, 2/15/2030		621	665

REIT, 2.00%, 3/15/2031		6,675	6,482

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)		3,535	3,727

Hertz Corp. (The) 5.50%, 10/15/2024 (i)		1,600	40

Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)		720	754

Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030		654	703

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024		215	223

Hilton Worldwide Finance LLC 4.88%, 4/1/2027		1,611	1,671

Hologic, Inc.

4.63%, 2/1/2028 (a)		210	223

3.25%, 2/15/2029 (a)		595	610

Howmet Aerospace, Inc.

5.13%, 10/1/2024		622	684

5.90%, 2/1/2027		920	1,084

6.75%, 1/15/2028		83	102

Hughes Satellite Systems Corp. 6.63%, 8/1/2026		1,413	1,606

Hyundai Capital America

1.30%, 1/8/2026 (a)		1,430	1,415

3.50%, 11/2/2026 (c)		2,600	2,814

3.50%, 11/2/2026 (a)		8,025	8,687

iHeartCommunications, Inc.

6.38%, 5/1/2026		1,120	1,183

8.38%, 5/1/2027		2,228	2,367

5.25%, 8/15/2027 (a)		1,140	1,194

ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.66%, 12/21/2065 (a) (b)		500	408

ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.91%, 12/21/2065 (a) (b)		535	452

Imola Merger Corp. 4.75%, 5/15/2029 (a)		1,885	1,951

International Game Technology plc

3.50%, 7/15/2024 (c)	EUR	1,400	1,740

6.50%, 2/15/2025 (a)		200	223

2.38%, 4/15/2028 (c)	EUR	1,542	1,785

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United States — continued

IQVIA, Inc.

2.88%, 9/15/2025 (c)	EUR	325	387

1.75%, 3/15/2026 (a)	EUR	756	905

5.00%, 10/15/2026 (a)		2,390	2,462

5.00%, 5/15/2027 (a)		1,355	1,416

2.88%, 6/15/2028 (c)	EUR	2,699	3,287

2.25%, 3/15/2029 (a)	EUR	480	570

Iron Mountain, Inc.

REIT, 4.88%, 9/15/2027 (a)		287	299

REIT, 5.25%, 3/15/2028 (a)		297	313

REIT, 5.00%, 7/15/2028 (a)		2,000	2,090

ITC Holdings Corp. 2.95%, 5/14/2030 (a)		8,165	8,681

Jazz Securities DAC 4.38%, 1/15/2029 (a)		915	948

JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)		36	38

JBS USA LUX SA

6.75%, 2/15/2028 (a)		372	408

6.50%, 4/15/2029 (a)		298	337

JELD-WEN, Inc.

6.25%, 5/15/2025 (a)		500	530

4.88%, 12/15/2027 (a)		620	646

Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)		2,715	2,823

Kennedy-Wilson, Inc. 4.75%, 3/1/2029		1,000	1,034

Kilroy Realty LP REIT, 2.50%, 11/15/2032		3,333	3,352

Kraft Heinz Foods Co. 2.25%, 5/25/2028 (c)	EUR	700	903

Kroger Co. (The) 3.88%, 10/15/2046		1,483	1,664

L3Harris Technologies, Inc. 4.85%, 4/27/2035		2,510	3,184

LABL, Inc. 6.75%, 7/15/2026 (a)		2,175	2,284

Ladder Capital Finance Holdings LLLP

REIT, 5.25%, 3/15/2022 (a)		236	237

REIT, 5.25%, 10/1/2025 (a)		233	236

Lamar Media Corp. 4.00%, 2/15/2030		185	191

Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)		1,510	1,553

Lennar Corp. 4.75%, 11/29/2027		3,060	3,561

Level 3 Financing, Inc.

5.38%, 5/1/2025		1,231	1,260

5.25%, 3/15/2026		38	39

4.63%, 9/15/2027 (a)		1,925	1,985

Live Nation Entertainment, Inc.

4.88%, 11/1/2024 (a)		1,670	1,693

4.75%, 10/15/2027 (a)		1,845	1,875

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	55

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

United States — continued

3.75%, 1/15/2028 (a)		610	610

Lumen Technologies, Inc.

Series W, 6.75%, 12/1/2023		285	313

Series Y, 7.50%, 4/1/2024		915	1,018

5.63%, 4/1/2025		2,779	3,007

5.13%, 12/15/2026 (a)		1,930	1,996

4.00%, 2/15/2027 (a)		260	267

Series G, 6.88%, 1/15/2028		184	207

Madison IAQ LLC

4.13%, 6/30/2028 (a)		1,630	1,639

5.88%, 6/30/2029 (a)		420	430

Mallinckrodt International Finance SA 5.50%, 4/15/2025 (a) (i)		1,135	760

Marriott International, Inc. Series FF, 4.63%, 6/15/2030		675	776

Marriott Ownership Resorts, Inc.

6.50%, 9/15/2026		145	150

4.75%, 1/15/2028		15	15

Masonite International Corp. 5.38%, 2/1/2028 (a)		95	101

Mattel, Inc.

3.15%, 3/15/2023		243	248

3.75%, 4/1/2029 (a)		2,790	2,929

Mauser Packaging Solutions Holding Co.

5.50%, 4/15/2024 (a)		570	574

7.25%, 4/15/2025 (a)		630	623

MDC Holdings, Inc. 5.50%, 1/15/2024		3,348	3,633

Medtronic Global Holdings SCA 1.50%, 7/2/2039	EUR	1,500	1,886

Meredith Corp.

6.50%, 7/1/2025 (a)		130	140

6.88%, 2/1/2026		1,326	1,374

MetLife, Inc.

6.40%, 12/15/2036		435	559

9.25%, 4/8/2038 (a)		2,690	4,111

MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027		258	297

MGM Resorts International

6.00%, 3/15/2023		3,460	3,663

6.75%, 5/1/2025		2,885	3,058

4.63%, 9/1/2026		307	324

Microchip Technology, Inc. 4.25%, 9/1/2025		3,610	3,806

Molina Healthcare, Inc. 3.88%, 11/15/2030 (a)		800	853

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United States — continued

Morgan Stanley

(SOFR + 1.15%), 2.72%, 7/22/2025 (b)		2,015	2,119

(SOFR + 0.88%), 1.59%, 5/4/2027 (b)		11,955	12,067

(SOFR + 1.14%), 2.70%, 1/22/2031 (b)		3,930	4,115

(SOFR + 3.12%), 3.62%, 4/1/2031 (b)		4,790	5,365

(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)		3,985	4,667

MPLX LP

4.13%, 3/1/2027		905	1,016

4.00%, 3/15/2028		1,245	1,391

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)		345	321

Navient Corp. 5.00%, 3/15/2027		385	404

NCR Corp.

5.75%, 9/1/2027 (a)		955	1,010

5.00%, 10/1/2028 (a)		2,595	2,686

5.13%, 4/15/2029 (a)		400	415

6.13%, 9/1/2029 (a)		2,290	2,496

Netflix, Inc.

3.00%, 6/15/2025 (c)	EUR	671	862

4.38%, 11/15/2026		92	104

4.88%, 4/15/2028		2,665	3,115

5.88%, 11/15/2028		375	465

4.63%, 5/15/2029	EUR	2,700	4,009

3.88%, 11/15/2029 (c)	EUR	2,450	3,500

5.38%, 11/15/2029 (a)		3,936	4,841

3.63%, 6/15/2030 (c)	EUR	1,000	1,415

4.88%, 6/15/2030 (a)		272	326

New Albertsons LP

7.45%, 8/1/2029		197	229

8.00%, 5/1/2031		480	585

Newell Brands, Inc.

4.70%, 4/1/2026 (f)		1,625	1,816

6.00%, 4/1/2046 (f)		300	390

Nexstar Media, Inc.

5.63%, 7/15/2027 (a)		912	968

4.75%, 11/1/2028 (a)		1,160	1,206

NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030		2,499	2,546

NGL Energy Operating LLC 7.50%, 2/1/2026 (a)		562	570

Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)		326	334

Novelis Corp. 4.75%, 1/30/2030 (a)		615	655

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

United States — continued

Novelis Sheet Ingot GmbH

3.38%, 4/15/2029 (c)	EUR	400	490

3.38%, 4/15/2029 (a)	EUR	398	488

NRG Energy, Inc.

3.75%, 6/15/2024 (a)		3,480	3,711

6.63%, 1/15/2027		724	751

5.75%, 1/15/2028		200	214

Nuance Communications, Inc. 5.63%, 12/15/2026		1,883	1,954

Occidental Petroleum Corp.

3.50%, 6/15/2025		1,005	1,053

8.00%, 7/15/2025		1,760	2,121

5.88%, 9/1/2025		1,740	1,958

8.88%, 7/15/2030		1,005	1,379

6.63%, 9/1/2030		770	960

OI European Group BV

4.00%, 3/15/2023 (a)		190	197

3.13%, 11/15/2024 (c)	EUR	1,400	1,715

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)		2,749	2,888

OneMain Finance Corp.

5.63%, 3/15/2023		625	660

7.13%, 3/15/2026		1,187	1,388

4.00%, 9/15/2030		1,490	1,493

Oracle Corp.

2.88%, 3/25/2031		3,630	3,823

3.95%, 3/25/2051		4,020	4,440

Organon & Co.

2.88%, 4/30/2028 (c)	EUR	1,200	1,445

2.88%, 4/30/2028 (a)	EUR	556	670

4.13%, 4/30/2028 (a)		2,880	2,971

Outfront Media Capital LLC

6.25%, 6/15/2025 (a)		400	425

5.00%, 8/15/2027 (a)		175	180

Owens-Brockway Glass Container, Inc.

5.38%, 1/15/2025 (a)		241	258

6.63%, 5/13/2027 (a)		1,130	1,219

Pacific Gas and Electric Co.

3.45%, 7/1/2025		3,588	3,719

2.95%, 3/1/2026		1,006	1,021

3.30%, 3/15/2027		2,352	2,423

4.65%, 8/1/2028		4,230	4,583

4.60%, 6/15/2043		1,222	1,243

4.75%, 2/15/2044 (i)		294	299

4.00%, 12/1/2046		1,150	1,102

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United States — continued

PacifiCorp 3.30%, 3/15/2051		1,760	1,879

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)		248	251

Paysafe Finance plc 3.00%, 6/15/2029 (a)	EUR	1,090	1,258

Performance Food Group, Inc.

6.88%, 5/1/2025 (a)		200	213

5.50%, 10/15/2027 (a)		824	858

PetSmart, Inc.

4.75%, 2/15/2028 (a)		2,885	3,004

7.75%, 2/15/2029 (a)		1,000	1,099

PG&E Corp.

5.00%, 7/1/2028		2,865	2,843

5.25%, 7/1/2030		410	404

Philip Morris International, Inc. 2.10%, 5/1/2030		860	868

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)		2,155	2,338

Pike Corp. 5.50%, 9/1/2028 (a)		177	180

Pilgrim’s Pride Corp. 5.88%, 9/30/2027 (a)		305	326

Plantronics, Inc. 4.75%, 3/1/2029 (a)		1,120	1,072

Post Holdings, Inc.

5.75%, 3/1/2027 (a)		500	523

5.50%, 12/15/2029 (a)		1,409	1,510

Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)		3,906	4,043

Prestige Brands, Inc. 5.13%, 1/15/2028 (a)		1,270	1,330

Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)		750	811

PTC, Inc. 4.00%, 2/15/2028 (a)		315	326

Quicken Loans LLC 3.63%, 3/1/2029 (a)		540	552

Rain CII Carbon LLC 7.25%, 4/1/2025 (a)		925	956

Range Resources Corp. 8.25%, 1/15/2029 (a)		340	377

Raytheon Technologies Corp. 3.75%, 11/1/2046		1,880	2,138

RBS Global, Inc. 4.88%, 12/15/2025 (a)		770	785

Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050		2,295	2,172

Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)		1,735	1,734

RHP Hotel Properties LP

REIT, 4.75%, 10/15/2027		3,579	3,729

REIT, 4.50%, 2/15/2029 (a)		755	764

Rite Aid Corp.

7.50%, 7/1/2025 (a)		1,264	1,300

8.00%, 11/15/2026 (a)		2,023	2,086

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	57

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

United States — continued

Rocket Mortgage LLC 5.25%, 1/15/2028 (a)		1,000	1,055

Sabine Pass Liquefaction LLC 4.50%, 5/15/2030		3,927	4,549

Sabre GLBL, Inc. 7.38%, 9/1/2025 (a)		975	1,031

SBA Communications Corp.

REIT, 4.88%, 9/1/2024		330	335

REIT, 3.88%, 2/15/2027		1,200	1,247

REIT, 3.13%, 2/1/2029 (a)		2,175	2,137

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)		458	471

Scotts Miracle-Gro Co. (The)

5.25%, 12/15/2026		1,195	1,238

4.50%, 10/15/2029		1,772	1,852

4.00%, 4/1/2031 (a)		2,495	2,501

4.38%, 2/1/2032 (a)		500	507

Scripps Escrow II, Inc.

3.88%, 1/15/2029 (a)		515	518

5.38%, 1/15/2031 (a)		100	99

Sempra Energy 3.80%, 2/1/2038		1,865	2,090

Sensata Technologies BV

5.00%, 10/1/2025 (a)		129	144

4.00%, 4/15/2029 (a)		5,285	5,470

Sensata Technologies, Inc.

4.38%, 2/15/2030 (a)		475	510

3.75%, 2/15/2031 (a)		286	287

Service Corp. International

5.13%, 6/1/2029		325	354

3.38%, 8/15/2030		974	981

Silgan Holdings, Inc.

3.25%, 3/15/2025	EUR	2,100	2,501

2.25%, 6/1/2028	EUR	333	396

Sirius XM Radio, Inc.

5.38%, 7/15/2026 (a)		145	149

5.00%, 8/1/2027 (a)		3,307	3,468

5.50%, 7/1/2029 (a)		251	275

4.13%, 7/1/2030 (a)		940	962

Six Flags Entertainment Corp.

4.88%, 7/31/2024 (a)		625	632

5.50%, 4/15/2027 (a)		4,110	4,254

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)		984	1,052

SM Energy Co. 6.63%, 1/15/2027		500	503

Southern California Edison Co.

Series A, 4.20%, 3/1/2029		2,217	2,512

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United States — continued

Series 13-A, 3.90%, 3/15/2043		564	596

Series C, 4.13%, 3/1/2048		975	1,054

3.65%, 2/1/2050		1,513	1,542

Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031		1,724	1,666

Southwestern Energy Co.

6.45%, 1/23/2025 (f)		581	633

8.38%, 9/15/2028		630	706

5.38%, 3/15/2030		1,260	1,311

Spectrum Brands, Inc.

5.75%, 7/15/2025		84	86

4.00%, 10/1/2026 (c)	EUR	1,450	1,746

5.00%, 10/1/2029 (a)		1,550	1,628

5.50%, 7/15/2030 (a)		2,031	2,181

3.88%, 3/15/2031 (a)		2,435	2,404

Sprint Capital Corp. 8.75%, 3/15/2032		1,686	2,582

Sprint Corp.

7.88%, 9/15/2023		4,006	4,538

7.63%, 2/15/2025		4,080	4,830

7.63%, 3/1/2026		756	932

SRS Distribution, Inc.

4.63%, 7/1/2028 (a)		300	309

6.13%, 7/1/2029 (a)		745	773

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)		3,060	3,240

Standard Industries, Inc.

2.25%, 11/21/2026 (c)	EUR	782	903

5.00%, 2/15/2027 (a)		34	35

4.75%, 1/15/2028 (a)		3,900	4,049

Staples, Inc.

7.50%, 4/15/2026 (a)		2,965	3,002

10.75%, 4/15/2027 (a)		1,210	1,180

Station Casinos LLC 5.00%, 10/1/2025 (a)		200	202

Stellantis NV

3.88%, 1/5/2026 (c)	EUR	550	745

4.50%, 7/7/2028 (c)	EUR	700	1,036

Summit Materials LLC

5.13%, 6/1/2025 (a)		436	442

5.25%, 1/15/2029 (a)		583	617

Switch Ltd.

3.75%, 9/15/2028 (a)		1,645	1,674

4.13%, 6/15/2029 (a)		835	861

Synaptics, Inc. 4.00%, 6/15/2029 (a)		2,500	2,547

Sysco Corp. 3.30%, 2/15/2050		1,910	2,003

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

United States — continued

Tallgrass Energy Partners LP

7.50%, 10/1/2025 (a)		1,947	2,098

6.00%, 12/31/2030 (a)		600	610

6.00%, 9/1/2031 (a)		1,500	1,502

Targa Resources Partners LP

5.00%, 1/15/2028		1,272	1,336

4.00%, 1/15/2032 (a)		1,700	1,780

TEGNA, Inc. 4.63%, 3/15/2028		505	524

Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)		4,135	4,238

Tenet Healthcare Corp.

6.75%, 6/15/2023		1,400	1,517

4.63%, 9/1/2024 (a)		89	91

4.88%, 1/1/2026 (a)		4,850	5,031

6.25%, 2/1/2027 (a)		3,565	3,717

5.13%, 11/1/2027 (a)		1,237	1,302

4.63%, 6/15/2028 (a)		1,665	1,723

4.25%, 6/1/2029 (a)		420	429

Tenneco, Inc. 5.00%, 7/15/2026		590	590

TerraForm Power Operating LLC

4.25%, 1/31/2023 (a)		344	353

5.00%, 1/31/2028 (a)		260	281

Texas Competitive Electric Holdings Co. LLC

8.50%, 10/1/2021 ‡ (i)		250	1

8.50%, 12/1/2021 ‡ (i)		125	—	(j)

TI Automotive Finance plc

3.75%, 4/15/2029 (c)	EUR	1,000	1,211

3.75%, 4/15/2029 (a)	EUR	513	621

T-Mobile USA, Inc.

3.75%, 4/15/2027		6,130	6,784

4.75%, 2/1/2028		1,515	1,618

3.88%, 4/15/2030		4,766	5,340

2.55%, 2/15/2031		2,480	2,528

2.25%, 11/15/2031		708	705

3.00%, 2/15/2041		1,430	1,420

4.50%, 4/15/2050		5,130	6,151

3.40%, 10/15/2052 (a)		2,200	2,233

TransDigm, Inc. 6.25%, 3/15/2026 (a)		488	512

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)		165	163

Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)		126	122

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)		134	132

Transocean, Inc. 11.50%, 1/30/2027 (a)		193	194

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United States — continued

Travel + Leisure Co.

4.25%, 3/1/2022		18	18

6.60%, 10/1/2025 (f)		243	273

6.00%, 4/1/2027 (f)		99	109

Trinseo Materials Operating SCA

5.38%, 9/1/2025 (a)		946	965

5.13%, 4/1/2029 (a)		225	227

TripAdvisor, Inc. 7.00%, 7/15/2025 (a)		2,317	2,451

Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)		466	461

Triumph Group, Inc. 7.75%, 8/15/2025		715	715

Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (b) (d) (e)		5,940	6,832

Uber Technologies, Inc. 4.50%, 8/15/2029 (a)		1,660	1,634

UGI International LLC 3.25%, 11/1/2025 (c)	EUR	1,921	2,312

United Rentals North America, Inc.

5.88%, 9/15/2026		1,565	1,613

5.50%, 5/15/2027		2,645	2,790

4.88%, 1/15/2028		195	207

3.88%, 2/15/2031		438	453

United States Cellular Corp. 6.70%, 12/15/2033		2,794	3,401

United States Steel Corp. 6.88%, 3/1/2029		525	574

Universal Health Services, Inc. 2.65%, 10/15/2030 (a)		4,675	4,763

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)		2,800	2,983

VeriSign, Inc. 2.70%, 6/15/2031		4,400	4,526

Verizon Communications, Inc.

1.75%, 1/20/2031		3,960	3,835

2.55%, 3/21/2031		4,805	4,963

2.65%, 11/20/2040		905	878

3.40%, 3/22/2041		3,770	4,039

2.88%, 11/20/2050		2,600	2,505

3.55%, 3/22/2051		5,175	5,623

ViacomCBS, Inc. 4.38%, 3/15/2043		2,020	2,362

VICI Properties LP

REIT, 3.50%, 2/15/2025 (a)		220	225

REIT, 4.25%, 12/1/2026 (a)		893	938

REIT, 3.75%, 2/15/2027 (a)		240	250

REIT, 4.63%, 12/1/2029 (a)		614	668

REIT, 4.13%, 8/15/2030 (a)		245	261

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	59

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

United States — continued

Vine Energy Holdings LLC 6.75%, 4/15/2029 (a)		1,300	1,404

Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)		3,860	3,903

Vistra Operations Co. LLC

5.50%, 9/1/2026 (a)		332	341

3.70%, 1/30/2027 (a)		5,300	5,624

5.63%, 2/15/2027 (a)		820	854

4.38%, 5/1/2029 (a)		1,126	1,143

VMware, Inc.

4.70%, 5/15/2030		2,057	2,458

2.20%, 8/15/2031		3,895	3,869

Wabash National Corp. 5.50%, 10/1/2025 (a)		1,355	1,372

Welbilt, Inc. 9.50%, 2/15/2024		295	305

Wells Fargo & Co.

Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (d) (e)		4,790	4,980

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (b)		7,030	7,613

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)		3,320	3,683

(SOFR + 1.26%), 2.57%, 2/11/2031(b)		4,205	4,366

4.90%, 11/17/2045		1,210	1,570

WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)		1,150	1,237

William Carter Co. (The) 5.63%, 3/15/2027 (a)		752	786

WMG Acquisition Corp.

3.00%, 2/15/2031(a)		1,306	1,287

2.25%, 8/15/2031(a)	EUR	728	863

Wolverine Escrow LLC 9.00%, 11/15/2026 (a)		1,267	1,216

WP Carey, Inc.

REIT, 2.40%, 2/1/2031		580	583

REIT, 2.25%, 4/1/2033		2,800	2,736

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)		1,875	1,988

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)		2,684	2,791

Xcel Energy, Inc.

3.40%, 6/1/2030		840	930

3.50%, 12/1/2049		1,061	1,161

XPO Logistics, Inc. 6.13%, 9/1/2023 (a)		484	484

Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)		688	680

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United States — continued

ZoomInfo Technologies LLC 3.88%, 2/1/2029 (a)		2,520	2,540

			1,150,068

Total Corporate Bonds (Cost $2,029,524)			2,108,809

Foreign Government Securities — 19.1%

Angola — 0.1%

Republic of Angola 8.00%, 11/26/2029 (c)		3,420	3,594

Bahrain — 0.3%

Kingdom of Bahrain

5.45%, 9/16/2032 (a)		4,812	4,716

6.00%, 9/19/2044 (c)		5,641	5,272

7.50%, 9/20/2047 (c)		2,297	2,426

			12,414

China — 2.4%

People’s Republic of China 3.02%, 5/27/2031	CNY	600,000	94,137

Colombia — 0.2%

Republic of Colombia 3.13%, 4/15/2031		3,460	3,378

Titulos de Tesoreria 7.00%, 6/30/2032	COP	25,737,400	6,671

			10,049

Czech Republic — 0.3%

Czech Republic 2.00%, 10/13/2033	CZK	260,690	12,312

Dominican Republic — 0.5%

Dominican Republic Government Bond

6.88%, 1/29/2026 (a)		4,620	5,377

4.88%, 9/23/2032 (a)		4,140	4,339

6.85%, 1/27/2045 (c)		1,680	1,927

6.40%, 6/5/2049 (c)		1,068	1,168

5.88%, 1/30/2060 (a)		5,927	6,041

			18,852

Egypt — 0.5%

Arab Republic of Egypt

5.75%, 5/29/2024 (a)		2,260	2,402

7.60%, 3/1/2029 (a)		3,830	4,191

5.88%, 2/16/2031 (a)		5,106	5,016

7.05%, 1/15/2032 (a)		1,870	1,933

7.63%, 5/29/2032 (a)		2,800	2,983

8.70%, 3/1/2049 (c)		3,300	3,473

			19,998

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Foreign Government Securities — continued

El Salvador — 0.1%

Republic of El Salvador

5.88%, 1/30/2025 (c)		2,960	2,612

6.38%, 1/18/2027 (c)		3,000	2,595

			5,207

Ethiopia — 0.1%

Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (c)		6,898	6,119

Ghana — 0.2%

Republic of Ghana

7.63%, 5/16/2029 (c)		3,220	3,217

8.63%, 6/16/2049 (c)		3,420	3,269

			6,486

Hungary — 0.1%

Hungary Government Bond 7.63%, 3/29/2041		3,250	5,525

Indonesia — 1.2%

Republic of Indonesia

7.00%, 9/15/2030	IDR	55,105,000	4,105

6.50%, 2/15/2031	IDR	204,327,000	14,763

8.38%, 3/15/2034	IDR	29,527,000	2,381

7.50%, 4/15/2040	IDR	337,046,000	25,262

			46,511

Israel — 0.2%

State of Israel Government Bond 3.38%, 1/15/2050		7,840	8,527

Italy — 5.0%

Buoni Poliennali del Tesoro

0.95%, 9/15/2027 (c)	EUR	55,310	68,259

0.25%, 3/15/2028 (c)	EUR	52,890	62,337

0.95%, 12/1/2031 (c)	EUR	14,677	17,667

Italian Republic Government Bond

0.88%, 5/6/2024		13,407	13,393

2.38%, 10/17/2024		20,243	21,063

2.88%, 10/17/2029		15,840	16,699

			199,418

Ivory Coast — 0.3%

Republic of Cote d’Ivoire

6.38%, 3/3/2028 (c)		2,330	2,594

6.88%, 10/17/2040 (a)	EUR	7,400	9,763

			12,357

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Jamaica — 0.1%

Jamaica Government Bond

8.00%, 3/15/2039		1,396	1,955

7.88%, 7/28/2045		2,823	3,987

			5,942

Jordan — 0.3%

Hashemite Kingdom of Jordan

6.13%, 1/29/2026 (c)		3,059	3,338

5.85%, 7/7/2030 (a)		5,830	6,136

7.38%, 10/10/2047 (c)		2,490	2,671

			12,145

Kazakhstan — 0.2%

Republic of Kazakhstan 1.50%, 9/30/2034 (a)	EUR	6,252	7,536

Kenya — 0.3%

Republic of Kenya

6.88%, 6/24/2024 (c)		5,630	6,187

6.30%, 1/23/2034 (a)		3,965	4,089

			10,276

Lebanon — 0.0% (k)

Lebanese Republic

6.65%, 4/22/2024 (c) (i)		3,207	401

6.65%, 11/3/2028 (c) (i)		3,134	392

			793

Malaysia — 0.4%

Malaysia Government Bond 3.83%, 7/5/2034	MYR	59,710	14,365

Mexico — 1.2%

Mex Bonos Desarr Fix Rt

Series M 20, 8.50%, 5/31/2029	MXN	254,500	13,875

7.75%, 5/29/2031	MXN	293,570	15,412

United Mexican States

3.77%, 5/24/2061		7,068	6,736

3.75%, 4/19/2071		11,835	11,031

			47,054

Morocco — 0.2%

Kingdom of Morocco

1.50%, 11/27/2031 (a)	EUR	4,250	4,718

3.00%, 12/15/2032 (a)		2,519	2,437

			7,155

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	61

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Foreign Government Securities — continued

Nigeria — 0.4%

Federal Republic of Nigeria

7.88%, 2/16/2032 (c)		4,430	4,758

7.63%, 11/28/2047 (c)		10,214	10,257

			15,015

Pakistan — 0.3%

Islamic Republic of Pakistan

6.00%, 4/8/2026 (a)		5,154	5,180

7.38%, 4/8/2031 (a)		3,419	3,462

Third Pakistan International Sukuk Co. Ltd. (The) 5.50%, 10/13/2021 (c)		3,950	3,957

			12,599

Paraguay — 0.3%

Republic of Paraguay

5.00%, 4/15/2026 (c)		4,180	4,737

5.00%, 4/15/2026 (a)		360	408

4.95%, 4/28/2031 (a)		1,420	1,645

5.60%, 3/13/2048 (c)		990	1,188

5.40%, 3/30/2050 (c)		2,278	2,711

			10,689

Philippines — 0.1%

Republic of Philippines 2.95%, 5/5/2045		5,550	5,580

Portugal — 0.3%

Portuguese Republic 5.13%, 10/15/2024 (c)		12,380	14,039

Qatar — 0.3%

State of Qatar

4.63%, 6/2/2046 (c)		528	669

5.10%, 4/23/2048 (c)		5,270	7,084

4.40%, 4/16/2050 (a)		2,960	3,671

			11,424

Romania — 0.2%

Romania Government Bond

2.63%, 12/2/2040 (a)	EUR	2,662	3,100

4.63%, 4/3/2049 (a)	EUR	3,467	5,159

			8,259

Senegal — 0.3%

Republic of Senegal

6.25%, 5/23/2033 (c)		6,380	6,868

6.75%, 3/13/2048 (c)		6,320	6,566

			13,434

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Serbia — 0.4%

Republic of Serbia

1.50%, 6/26/2029 (a)	EUR	7,700	9,261

1.65%, 3/3/2033 (a)	EUR	4,552	5,328

			14,589

South Africa — 1.6%

Republic of South Africa

4.30%, 10/12/2028		3,700	3,820

Series R213, 7.00%, 2/28/2031	ZAR	317,840	18,979

8.88%, 2/28/2035	ZAR	470,370	29,743

6.25%, 3/8/2041		1,788	1,966

5.75%, 9/30/2049		9,130	9,186

			63,694

Ukraine — 0.4%

Ukraine Government Bond 7.75%, 9/1/2026 (c)		7,830	8,705

7.38%, 9/25/2032 (c)		5,650	6,038

			14,743

United Arab Emirates — 0.2%

United Arab Emirates Government Bond 4.00%, 7/28/2050 (a)		6,850	6,225

Uruguay — 0.1%

Oriental Republic of Uruguay 5.10%, 6/18/2050		4,435	5,906

Total Foreign Government Securities (Cost $751,764)			762,968

Loan Assignments — 7.3% (l)

Canada — 0.0% (k)

WestJet Airlines Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026 (b)		958	924

Ireland — 0.0% (k)

ICON Luxembourg SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028 (b)		798	797

Luxembourg — 0.3%

ICON Luxembourg SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028 (b)		3,202	3,199

Intelsat Jackson Holdings SA, 1st Lien Term Loan (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023 (b) (i)		1,084	1,100

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Luxembourg — continued

Nestle Skin Health, Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026 (b)	5,178	5,180

		9,479

Netherlands — 0.0% (k)

CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 4/6/2026 (b)	1,308	1,292

United Kingdom — 0.0% (k)

Delta 2 (Lux) SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024 (b)	547	545

United States — 7.0%

Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.58%, 4/10/2028 (b)	4,000	3,989

Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 8/30/2026 (b)	3,622	3,620

Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (b)	5,023	5,020

Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/12/2028 (b)	1,520	1,519

American Bath Group LLC, 1st Lien Term Loan B1 (ICE LIBOR USD 2 Month + 3.75%; ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/2027 (b)	3,092	3,078

Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027 (b)	4,030	3,989

AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 10/19/2027 (b)	3,972	3,973

Ascend Learning LLC, Term Loan B

(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024 (b) (i)	1,983	1,980

(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (b)	2,630	2,632

Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 9/7/2027 (b)	1,985	1,970

Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 11/8/2027 (b)	5,961	5,954

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.58%, 10/10/2026 (b) (i)	1,800	1,798

Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025 (b)	4,424	4,384

Buckeye Partners LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 2.35%, 11/1/2026 (b)	5,474	5,410

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/3/2024 (b)	4,271	4,157

Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028 (b)	4,200	4,196

Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 12/23/2024 (b)	5,486	5,437

Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026 (b) (m)	2,150	2,150

CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.58%, 11/18/2024 (b) (i)	513	505

CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027 (b)	4,896	4,906

CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.33%, 3/15/2027 (b)	781	771

Cincinnati Bell, Inc., Term Loan B (1 Week LIBOR + 3.25%), 4.25%, 10/2/2024 (b)	504	504

CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024 (b)	332	332

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.58%, 12/18/2026 (b) (i) (n)	1,663	1,599

Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 3.63%, 8/21/2026 (b)	99	97

Cloudera, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 12/22/2027 (b)	4,002	3,997

Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/17/2028 (b)	4,700	4,693

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	63

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

United States — continued

Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/22/2027 (b)	4,804	4,797

Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.85%, 3/2/2027 (b)	3,623	3,598

CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.33%, 8/31/2026 (b) (m)	1,000	996

Delta Air Lines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 10/20/2027 (b)	1,286	1,363

Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 8/24/2026 (b)	1,272	792

Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 5.75%, 8/2/2027 (b)	2,067	2,066

Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/6/2026 (b)	1,191	1,181

EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 5/3/2025 (b)	148	148

Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.83%, 10/10/2025 (b)	488	428

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (b) (i)	50	5

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100 (b) (i)	263	—

First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%), 3.50%, 7/21/2028 (b) (m)	2,503	2,483

First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 2 Month + 3.00%), 3.50%, 7/21/2028 (b) (m)	924	917

Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.34%, 10/30/2026 (b)	2,000	1,994

Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 3/31/2027 (b)	4,883	4,858

Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.15%, 12/30/2026 (b)	1,985	1,963

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.58%, 8/27/2025 (b)	919	897

GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 10/10/2025 (b)	6,785	6,749

Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027 (b)	2,954	2,940

Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (b)	6,497	6,508

Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 3/10/2028 (b) (m)	4,300	4,261

Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024 (b)	3,801	3,715

Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 6/30/2028 (b) (m)	2,524	2,513

Hertz Corp. (The), 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 6/30/2028 (b) (m)	476	474

HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 2.88%, 4/25/2025 (b) (i)	452	446

INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 1/29/2026 (b)	2,150	2,143

Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 2/25/2027 (b)	5,513	5,475

Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%), 4.00%, 6/30/2028 (b) (m)	4,000	4,006

Insulet, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/4/2028 (b)	4,825	4,819

Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 4/3/2028 (b)	2,800	2,745

IRB Holding Corp., 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025 (b)	1,074	1,070

(ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027 (b)	3,010	3,006

Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 5/5/2028 (b)	3,600	3,600

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

United States — continued

LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.08%, 7/1/2026 (b)	4,120	4,113

Leslie’s Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 3/9/2028 (b) (m)	5,190	5,159

Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 6/21/2028 (b)	2,500	2,483

Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038 (b)	58	60

Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 7.00%), 8.00%, 4/1/2024 ‡ (b)	427	446

Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 1 Month + 10.75%), 11.75%, 10/1/2024 (b)	427	375

Nielsen Holdings plc, Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.10%, 3/6/2028 (b)	2,993	2,986

Osmose Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/23/2028 (b) (m)	3,200	3,177

PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 8/11/2028 (b) (m)	3,230	3,228

Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027 (b) (m)	2,882	2,863

Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 2/14/2025 (b)	4,239	4,232

Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 5/1/2025 (b)	761	756

Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.75%), 8.75%, 5/1/2026 (b)	350	344

Penn National Gaming, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 10/15/2025 (b)	598	595

Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028 (b)	4,968	4,955

Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 1/21/2028 (b)	3,318	3,302

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026 (b)	2,913	2,906

Proofpoint, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/9/2028 (b) (m)	3,050	3,030

Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.58%, 12/22/2025 (b)	3,248	3,193

Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.38%, 5/16/2025 (b) (i)	582	581

Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 2.75%, 5/22/2028 (b) (m)	3,372	3,343

Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.58%, 11/8/2024 (b) (i)	326	322

Reynolds Consumer Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 2/4/2027 (b)	1,895	1,881

Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027 (b)	2,800	2,779

Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 8/14/2024 (b) (m)	7,087	7,019

Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023 (b)	2,992	2,842

Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 9/25/2026 (b) (m)	1,095	1,092

SonicWall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 7.63%, 5/18/2026 (b)	175	173

SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 4/16/2025 (b)	1,346	1,325

SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 4/16/2025 (b)	1,037	1,020

Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.13%, 4/16/2026 (b)	64	60

Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027 (b)	2,954	2,954

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	65

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

United States — continued

Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 7/29/2028 (b) (m)	747	747

Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024 (b)	974	946

ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 3/24/2028 (b)	4,374	4,355

Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 6/29/2028 (b)	2,450	2,447

Triton Water Holdings, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028 (b)	3,200	3,176

Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 1/31/2028 (b) (m)	4,338	4,318

UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026 (b)	720	715

Ultimate Software Group, Inc. (The), 1st Lien Term Loan

(ICE LIBOR USD 1 Month + 3.75%), 3.83%, 5/4/2026 (b)	992	992

(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026 (b)	3,623	3,623

USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.15%, 5/16/2024 (b)	207	205

Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 8/3/2028 (b)	3,900	3,886

Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028 (b)	3,385	3,385

WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.00%, 1/8/2027 (b) (i)	2,630	2,634

WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.21%, 1/20/2028 (b)	2,759	2,724

Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 3/9/2027 (b)	2,686	2,649

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United States — continued

Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 1/24/2027 (b)		1,268	1,250

			277,262

Total Loan Assignments (Cost $290,917)			290,299

Convertible Bonds — 4.4%

Austria — 0.1%

ams AG 2.13%, 11/3/2027 (c)	EUR	2,000	2,332

China — 0.2%

GDS Holdings Ltd. 2.00%, 6/1/2025		3,545	4,684

Huazhu Group Ltd. 0.38%, 11/1/2022		3,860	4,518

			9,202

Israel — 0.2%

Nice Ltd. Zero Coupon, 9/15/2025 (a)		6,346	7,430

United States — 3.9%

Air Transport Services Group, Inc. 1.13%, 10/15/2024		1,750	1,936

Airbnb, Inc. Zero Coupon, 3/15/2026 (a)		5,840	5,612

Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026 (a)		3,247	2,982

Allegheny Technologies, Inc. 3.50%, 6/15/2025		3,450	4,826

Bentley Systems, Inc. 0.13%, 1/15/2026 (a)		1,806	2,154

Box, Inc. Zero Coupon, 1/15/2026 (a)		2,759	3,276

Callaway Golf Co. 2.75%, 5/1/2026		1,433	2,534

Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026		3,580	3,347

Cree, Inc. 0.88%, 9/1/2023		785	1,146

DISH Network Corp. Zero Coupon, 12/15/2025 (a)		3,030	3,620

Dropbox, Inc. Zero Coupon, 3/1/2028 (a)		7,816	8,813

Envestnet, Inc.

1.75%, 6/1/2023		3,505	4,433

0.75%, 8/15/2025 (a)		760	768

Everbridge, Inc. Zero Coupon, 3/15/2026 (a)		4,874	5,373

FireEye, Inc. 0.88%, 6/1/2024		2,320	2,476

Ford Motor Co. Zero Coupon, 3/15/2026 (a)		3,583	3,718

Fortive Corp. 0.88%, 2/15/2022		4,080	4,094

Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028 (a)		4,110	4,352

Guess?, Inc. 2.00%, 4/15/2024		1,845	2,170

II-VI, Inc. 0.25%, 9/1/2022		3,835	5,342

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued

United States — continued

Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	3,245	3,752

Itron, Inc. Zero Coupon, 3/15/2026 (a)	2,520	2,405

JetBlue Airways Corp. 0.50%, 4/1/2026 (a)	2,490	2,448

Kite Realty Group LP REIT, 0.75%, 4/1/2027 (a)	2,431	2,430

Live Nation Entertainment, Inc. 2.50%, 3/15/2023	3,255	4,504

Lyft, Inc. 1.50%, 5/15/2025	3,250	4,620

Microchip Technology, Inc. 1.63%, 2/15/2027	2,565	5,991

Nutanix, Inc. Zero Coupon, 1/15/2023	3,430	3,612

ON Semiconductor Corp. Zero Coupon, 5/1/2027 (a)	7,315	8,355

Palo Alto Networks, Inc. 0.38%, 6/1/2025	4,190	6,722

Pebblebrook Hotel Trust REIT, 1.75%, 12/15/2026	3,432	3,793

PetIQ, Inc. 4.00%, 6/1/2026	730	875

Silicon Laboratories, Inc. 0.63%, 6/15/2025	4,285	5,954

Snap, Inc. 0.75%, 8/1/2026	1,075	3,603

Zero Coupon, 5/1/2027 (a)	1,711	1,998

Southwest Airlines Co. 1.25%, 5/1/2025	2,750	4,008

Summit Hotel Properties, Inc. REIT, 1.50%, 2/15/2026	1,156	1,186

TripAdvisor, Inc. 0.25%, 4/1/2026 (a)	4,350	3,986

Twitter, Inc. Zero Coupon, 3/15/2026 (a)	3,180	3,005

Vail Resorts, Inc. Zero Coupon, 1/1/2026 (a)	2,210	2,251

Vocera Communications, Inc. 1.50%, 5/15/2023	690	1,073

Zynga, Inc. Zero Coupon, 12/15/2026 (a)	5,220	5,216

		154,759

Total Convertible Bonds (Cost $155,829)		173,723

Commercial Mortgage-Backed Securities — 2.8%

Cayman Islands — 0.0% (k)

GPMT Ltd. Series 2018-FL1, Class B, 1.64%, 11/21/2035 ‡ (a) (g)	2,520	2,513

United States — 2.8%

A10 Revolving Asset Financing I LLC 6.13%, 1/9/2020 ‡ (a) (g)	250	250

BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	4,375	4,052

Banc of America Commercial Mortgage Trust Series 2007-5, Class AJ, 6.02%, 2/10/2051 (g)	2,536	2,604

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

BANK Series 2019-BN16, Class C, 4.79%, 2/15/2052 ‡ (g)	334	376

Series 2018-BN10, Class C, 4.16%, 2/15/2061 ‡ (g)	1,168	1,260

Series 2018-BN13, Class C, 4.71%, 8/15/2061 ‡ (g)	1,703	1,905

Series 2019-BN20, Class XA, IO, 0.96%, 9/15/2062 (g)	8,409	478

Series 2019-BN20, Class C, 3.77%, 9/15/2062 ‡ (g)	2,556	2,693

Series 2020-BN25, Class XA, IO, 1.00%, 1/15/2063 (g)	32,468	2,066

Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 ‡ (g)	5,352	5,697

CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.54%, 11/15/2050 (g)	484	532

CD Mortgage Trust Series 2016-CD2, Class C, 4.13%, 11/10/2049 ‡ (g)	303	314

Citigroup Commercial Mortgage Trust

Series 2014-GC23, Class C, 4.58%, 7/10/2047 (g)	353	376

Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (a)	1,220	1,166

Commercial Mortgage Trust Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (a) (g)	5,920	6,050

Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	15	15

CSAIL Commercial Mortgage Trust Series 2021-C20, Class C, 3.85%, 3/15/2054 ‡ (g)	1,666	1,796

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K033, Class X1, IO, 0.40%, 7/25/2023 (g)	65,452	323

Series K729, Class X1, IO, 0.48%, 10/25/2024 (g)	26,502	243

Series K731, Class X3, IO, 2.18%, 5/25/2025 (g)	3,460	234

Series K739, Class X1, IO, 1.39%, 9/25/2027 (g)	39,967	2,608

Series K108, Class X1, IO, 1.81%, 3/25/2030 (g)	22,996	2,941

Series K117, Class X1, IO, 1.34%, 8/25/2030 (g)	42,869	4,082

Series K-1511, Class X3, IO, 3.54%, 4/25/2034 (g)	7,620	2,561

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	67

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

United States — continued

Series K153, Class X3, IO, 3.90%, 4/25/2035 (g)	5,560	1,737

Series K036, Class X3, IO, 2.18%, 12/25/2041 (g)	31,545	1,393

Series K720, Class X3, IO, 1.38%, 8/25/2042 (g)	39,172	448

Series K041, Class X3, IO, 1.70%, 11/25/2042 (g)	30,520	1,439

Series K718, Class X3, IO, 1.48%, 2/25/2043 (g)	112,228	623

Series K054, Class X3, IO, 1.65%, 4/25/2043 (g)	66,098	4,260

Series K047, Class X3, IO, 1.55%, 6/25/2043 (g)	28,400	1,430

Series K050, Class X3, IO, 1.61%, 10/25/2043 (g)	21,110	1,199

Series K052, Class X3, IO, 1.67%, 1/25/2044 (g)	15,770	993

Series K726, Class X3, IO, 2.21%, 7/25/2044 (g)	6,381	342

Series K067, Class X3, IO, 2.19%, 9/25/2044 (g)	25,210	2,840

Series K729, Class X3, IO, 2.04%, 11/25/2044 (g)	7,055	396

Series K724, Class X3, IO, 1.95%, 12/25/2044 (g)	10,996	442

Series K071, Class X3, IO, 2.08%, 11/25/2045 (g)	19,450	2,191

Series K072, Class X3, IO, 2.21%, 12/25/2045 (g)	12,354	1,479

Series K089, Class X3, IO, 2.37%, 1/25/2046 (g)	11,650	1,751

Series K078, Class X3, IO, 2.29%, 6/25/2046 (g)	10,990	1,468

Series K088, Class X3, IO, 2.42%, 2/25/2047 (g)	12,520	1,948

Series K094, Class X3, IO, 2.20%, 7/25/2047 (g)	4,450	651

FNMA ACES

Series 2020-M39, Class X2, IO, 1.72%, 8/25/2031 (g)	11,694	1,244

Series 2016-M4, Class X2, IO, 2.71%, 1/25/2039 (g)	6,144	275

FREMF Series 2018-KF46, Class B, 2.04%, 3/25/2028 (a) (g)	1,394	1,357

FREMF Mortgage Trust

Series 2017-KF29, Class B, 3.64%, 2/25/2024 (a) (g)	624	626

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

Series 2017-KF31, Class B, 2.99%, 4/25/2024 (a) (g)	685	678

Series 2017-KF36, Class B, 2.74%, 8/25/2024 (a) (g)	689	689

Series 2017-KF38, Class B, 2.59%, 9/25/2024 (a) (g)	443	443

Series 2017-KF41, Class B, 2.59%, 11/25/2024 (a) (g)	327	325

Series 2018-KF42, Class B, 2.29%, 12/25/2024 (a) (g)	945	940

Series 2018-KF45, Class B, 2.04%, 3/25/2025 (a) (g)	346	344

Series 2018-KF47, Class B, 2.09%, 5/25/2025 (a) (g)	211	207

Series 2016-KF24, Class B, 5.09%, 10/25/2026 (a) (g)	172	176

Series 2017-KF40, Class B, 2.79%, 11/25/2027 (a) (g)	537	537

Series 2018-KF50, Class B, 1.99%, 7/25/2028 (a) (g)	1,166	1,149

Series 2017-K67, Class C, 4.08%, 9/25/2049 (a) (g)	1,090	1,164

Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (g)	900	967

Series 2017-K728, Class B, 3.76%, 11/25/2050 (a) (g)	4,200	4,490

Series 2017-K728, Class C, 3.76%, 11/25/2050 (a) (g)	1,265	1,335

GNMA

Series 2013-48, IO, 0.50%, 7/16/2054 (g)	16,556	327

Series 2017-9, IO, 0.58%, 1/16/2057 (g)	9,406	391

Series 2017-151, IO, 0.71%, 9/16/2057 (g)	3,897	199

Series 2016-157, IO, 0.89%, 11/16/2057 (g)	10,187	557

Series 2016-119, IO, 0.90%, 4/16/2058 (g)	5,869	264

Series 2017-54, IO, 0.58%, 12/16/2058 (g)	7,388	364

Series 2017-23, IO, 0.62%, 5/16/2059 (g)	7,475	344

GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.21%, 5/10/2050 (g)	605	643

Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (g)	541	545

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

United States — continued

JPMBB Commercial Mortgage Securities Trust

Series 2015-C30, Class C, 4.41%, 7/15/2048 ‡ (g)	860	904

Series 2015-C31, Class C, 4.77%, 8/15/2048 ‡ (g)	395	422

JPMDB Commercial Mortgage Securities Trust Series 2017-C7, Class C, 4.30%, 10/15/2050 (g)	670	730

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.55%, 12/15/2049 ‡ (g)	484	488

LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.10%, 7/15/2044 (g)	329	324

LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (g)	1,976	1,057

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C14, Class C, 5.22%, 2/15/2047 ‡ (g)	364	389

Series 2015-C24, Class C, 4.49%, 5/15/2048 ‡ (g)	607	641

Morgan Stanley Capital I Trust

Series 2005-HQ7, Class E, 5.50%, 11/14/2042 ‡ (g)	1,002	990

Series 2015-MS1, Class B, 4.17%, 5/15/2048 ‡ (g)	470	506

Series 2020-L4, Class C, 3.54%, 2/15/2053 (g)	1,612	1,682

Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class E, 5.00%, 1/22/2026 ‡ (a)	37	37

UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 ‡ (g)	1,795	2,009

Velocity Commercial Capital Loan Trust

Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (g)	2,416	2,504

Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (g)	1,227	1,255

Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (g)	3,369	3,459

Wells Fargo Commercial Mortgage Trust

Series 2016-C35, Class C, 4.18%, 7/15/2048 ‡ (g)	386	400

Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (g)	1,007	1,140

		111,169

Total Commercial Mortgage-Backed Securities (Cost $114,312)		113,682

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 2.8%

Cayman Islands — 0.3%

CFIP CLO Ltd. Series 2017-1A, Class A, 1.35%, 1/18/2030 (a) (g)	5,200	5,199

LCM XVI LP Series 16A, Class A2R, 1.31%, 10/15/2031 (a) (g)	1,860	1,859

OCP CLO Ltd. Series 2017-13A, Class A1A, 1.39%, 7/15/2030 (a) (g)	4,160	4,165

Renew Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	274	280

		11,503

United States — 2.5%

Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	1,315	1,386

ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 1.66%, 4/25/2034 ‡ (g)	60	59

American Credit Acceptance Receivables Trust

Series 2018-2, Class E, 5.16%, 9/10/2024 (a)	460	477

Series 2018-3, Class E, 5.17%, 10/15/2024 (a)	670	692

Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 0.90%, 2/25/2034 ‡ (g)	61	60

Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C, 4.73%, 9/20/2024 (a)	680	721

CIG Auto Receivables Trust

Series 2019-1A, Class B, 3.59%, 8/15/2024 (a)	3,255	3,296

Series 2019-1A, Class C, 3.82%, 8/15/2024 (a)	1,645	1,678

Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	61	62

Countrywide Asset-Backed Certificates

Series 2002-4, Class M1, 1.21%, 12/25/2032 ‡ (g)	26	26

Series 2004-ECC2, Class M2, 1.06%, 12/25/2034 ‡ (g)	990	993

Credit Acceptance Auto Loan Trust

Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	133	134

Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	1,060	1,069

Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031 ‡ (a)	1,854	1,907

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	69

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

United States — continued

Drive Auto Receivables Trust

Series 2018-4, Class D, 4.09%, 1/15/2026	4,291	4,394

Series 2020-1, Class D, 2.70%, 5/17/2027	2,985	3,066

Driven Brands Funding LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	1,808	1,916

DT Auto Owner Trust

Series 2017-4A, Class E, 5.15%, 11/15/2024 (a)	1,155	1,161

Series 2018-1A, Class E, 5.42%, 3/17/2025 (a)	645	653

Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	3,067	3,168

Exeter Automobile Receivables Trust

Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	900	953

Series 2018-1A, Class E, 4.64%, 10/15/2024 (a)	1,880	1,940

Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	1,790	1,882

Series 2018-3A, Class F, 6.55%, 8/25/2025 (a)	880	930

Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	1,570	1,651

FREED ABS Trust

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	294	294

Series 2020-FP1, Class B, 3.06%, 3/18/2027 ‡ (a)	600	607

Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (a)	1,250	1,277

Fremont Home Loan Trust Series 2004-2, Class M2, 1.01%, 7/25/2034 (g)	9	9

Home Equity Asset Trust Series 2004-6, Class M2, 0.98%, 12/25/2034 ‡ (g)	39	39

JetBlue Pass-Through Trust

Series 2019-1, Class B, 8.00%, 11/15/2027	826	973

Series 2019-1, Class A, 2.95%, 5/15/2028	563	576

Series 2020-1, Class B, 7.75%, 11/15/2028	483	569

Marlette Funding Trust Series 2018-1A, Class D, 4.85%, 3/15/2028 ‡ (a)	259	259

Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 1.06%, 7/25/2034 (g)	48	48

Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	89	96

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE1, Class M1, 0.94%, 1/25/2034 ‡ (g)	14	14

MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 ‡ (a)	8,158	8,211

OL SP LLC

Series 2018, Class C, 4.25%, 5/15/2025 ‡	662	668

Series 2018, Class B, 4.61%, 2/9/2030 ‡	679	700

OneMain Direct Auto Receivables Trust

Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	1,493	1,505

Series 2018-1A, Class D, 4.40%, 1/14/2028 (a)	1,810	1,823

Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡ (a)	1,250	1,278

PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.43%, 4/25/2023 (a) (g)	1,980	1,973

PNMAC GMSR Issuer Trust

Series 2018-GT1, Class A, 2.93%, 2/25/2023 (a) (g)	1,400	1,406

Series 2018-GT2, Class A, 2.73%, 8/25/2025 (a) (g)	3,690	3,685

Prestige Auto Receivables Trust

Series 2017-1A, Class E, 4.89%, 5/15/2024 (a)	490	494

Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	1,145	1,174

Progress Residential Trust Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	4,720	4,723

RASC Trust

Series 2005-EMX1, Class M1, 0.73%, 3/25/2035 ‡ (g)	519	517

Series 2005-KS2, Class M1, 0.73%, 3/25/2035 ‡ (g)	16	16

Renaissance Home Equity Loan Trust

Series 2005-1, Class AF6, 4.97%, 5/25/2035 ‡ (f)	95	100

Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (f)	740	792

Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	1,253	1,276

Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025 (a)	515	521

Santander Revolving Auto Loan Trust

Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	2,760	2,909

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

United States — continued

Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	2,960	3,117

Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	4,000	4,197

Saxon Asset Securities Trust Series 2004-3, Class M1, 0.98%, 12/26/2034 ‡ (g)	228	227

SoFi Consumer Loan Program Trust Series 2018-1, Class C, 3.97%, 2/25/2027 ‡ (a)	730	744

Structured Asset Investment Loan Trust Series 2003-BC10, Class A4, 1.08%, 10/25/2033 ‡ (g)	50	50

Tesla Auto Lease Trust

Series 2020-A, Class E, 4.64%, 8/20/2024 (a)	1,220	1,278

Series 2021-A, Class D, 1.34%, 3/20/2025 (a)	3,826	3,845

US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	7,300	7,301

Westlake Automobile Receivables Trust

Series 2018-3A, Class E, 4.90%, 12/15/2023 (a)	780	803

Series 2018-2A, Class E, 4.86%, 1/16/2024 (a)	1,220	1,243

Series 2018-2A, Class F, 6.04%, 1/15/2025 (a)	1,701	1,727

Series 2018-3A, Class F, 6.02%, 2/18/2025 (a)	1,060	1,092

Series 2019-2A, Class F, 5.00%, 3/16/2026 (a)	1,880	1,922

		100,352

Total Asset-Backed Securities (Cost $109,724)		111,855

U.S. Treasury Obligations — 2.2%

U.S. Treasury Notes 0.63%, 7/31/2026 (Cost $89,286)	89,870	89,252

Collateralized Mortgage Obligations — 2.2%

United Kingdom — 0.1%

Brass NO 8 plc Series 8A, Class A1, 0.82%, 11/16/2066 (a) (g)	1,256	1,261

Permanent Master Issuer plc Series 2019-1A, Class 1A1, 0.68%, 7/15/2058 (a) (g)	1,320	1,321

		2,582

United States — 2.1%

Acre Series 2017-B, 8.39%, 12/22/2021 ‡	1,636	1,620

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

Alternative Loan Trust

Series 2004-25CB, Class A1, 6.00%, 12/25/2034	2,621	2,647

Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	53	53

Series 2005-21CB, Class A17, 6.00%, 6/25/2035	880	860

Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	1,895	1,927

Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (g)	1,511	1,520

Angel Oak Mortgage Trust I LLC Series 2019-4, Class A3, 3.30%, 7/26/2049 (a) (g)	427	430

Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 2.40%, 2/25/2037 (g)	33	33

CHL GMSR Issuer Trust Series 2018-GT1, Class A, 2.83%, 5/25/2023 (a) (g)	1,210	1,212

CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	1,140	785

COLT Mortgage Loan Trust Series 2019-4, Class A1, 2.58%, 11/25/2049 (a) (g)	639	640

Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2, 2.18%, 10/25/2039 ‡ (a) (g)	1,323	1,328

Deephaven Residential Mortgage Trust Series 2020-1, Class A3, 2.65%, 1/25/2060 (a) (g)	1,669	1,676

DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 0.61%, 8/19/2045 (g)	540	524

FHLMC STACR Trust Series 2018-HQA2, Class M2, 2.38%, 10/25/2048 (a) (g)	1,450	1,463

FHLMC Structured Agency Credit Risk Debt Notes Series 2016-HQA4, Class M3, 3.98%, 4/25/2029 (g)	2,655	2,735

FHLMC, REMIC

Series 3914, Class LS, IF, IO, 6.70%, 8/15/2026 (g)	263	22

Series 4304, Class DI, IO, 2.50%, 1/15/2027	167	4

Series 4030, Class IL, IO, 3.50%, 4/15/2027	176	10

Series 4043, Class PI, IO, 2.50%, 5/15/2027	907	44

Series 4057, Class UI, IO, 3.00%, 5/15/2027	485	22

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	71

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

United States — continued

Series 4120, Class UI, IO, 3.00%, 10/15/2027	457	20

Series 4323, Class IW, IO, 3.50%, 4/15/2028	95	4

Series 4311, Class QI, IO, 3.00%, 10/15/2028	535	20

Series 4324, Class AI, IO, 3.00%, 11/15/2028	324	16

Series 4313, Class UI, IO, 3.00%, 3/15/2029	735	46

Series 4280, Class KI, IO, 3.50%, 9/15/2031	397	11

Series 3459, Class JS, IF, IO, 6.15%, 6/15/2038 (g)	239	47

Series 4119, Class LI, IO, 3.50%, 6/15/2039	43	1

Series 4018, Class HI, IO, 4.50%, 3/15/2041	150	12

Series 4073, Class IQ, IO, 4.00%, 7/15/2042	188	27

Series 4173, Class I, IO, 4.00%, 3/15/2043	535	94

Series 4305, Class SK, IF, IO, 6.50%, 2/15/2044 (g)	4,705	933

Series 4372, Class SY, IF, IO, 6.00%, 8/15/2044 (g)	658	111

Series 4585, Class JI, IO, 4.00%, 5/15/2045	1,748	241

Series 4694, Class SA, IF, IO, 6.00%, 6/15/2047 (g)	4,043	742

Series 4689, Class SD, IF, IO, 6.05%, 6/15/2047 (g)	8,009	1,785

Series 4714, Class SA, IF, IO, 6.05%, 8/15/2047 (g)	6,309	1,359

Series 4983, Class SY, IF, IO, 6.02%, 5/25/2050 (g)	9,227	1,958

Series 5022, IO, 3.00%, 9/25/2050	9,300	1,341

Series 5023, Class MI, IO, 3.00%, 10/25/2050	16,151	2,688

Series 5072, Class DI, IO, 3.50%, 2/25/2051	15,602	2,524

FHLMC, STRIPS Series 319, Class S2, IF, IO, 5.90%, 11/15/2043 (g)	9,466	1,961

FNMA, Connecticut Avenue Securities

Series 2015-C03, Class 2M2, 5.08%, 7/25/2025 (g)	305	308

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

Series 2016-C03, Class 2M2, 5.98%, 10/25/2028 (g)	369	387

Series 2016-C06, Class 1M2, 4.33%, 4/25/2029 (g)	1,245	1,287

Series 2017-C06, Class 1M2, 2.73%, 2/25/2030 (g)	1,357	1,381

FNMA, REMIC

Series 2011-144, Class SA, IF, IO, 6.57%, 11/25/2025 (g)	12	—	(j)

Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	893	56

Series 2013-15, IO, 2.50%, 3/25/2028	1,373	65

Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	956	68

Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	483	26

Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	247	9

Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	4,159	255

Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	3,438	368

Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	780	80

Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	25	—	(j)

Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	9	—	(j)

Series 2012-118, Class DI, IO, 3.50%, 1/25/2040	28	1

Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	49	2

Series 2012-93, Class SE, IF, IO, 6.02%, 9/25/2042 (g)	2,145	454

Series 2012-93, Class SG, IF, IO, 6.02%, 9/25/2042 (g)	439	93

Series 2012-133, Class NS, IF, IO, 6.07%, 12/25/2042 (g)	4,159	850

Series 2014-14, Class SA, IF, IO, 5.87%, 4/25/2044 (g)	6,590	1,463

Series 2015-40, Class LS, IF, IO, 6.09%, 6/25/2045 (g)	3,245	644

Series 2015-85, Class SA, IF, IO, 5.54%, 11/25/2045 (g)	4,152	834

Series 2016-25, Class SL, IF, IO, 5.92%, 5/25/2046 (g)	4,206	905

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

United States — continued

Series 2016-39, Class LS, IF, IO, 5.92%, 7/25/2046 (g)	12,593	2,903

Series 2016-61, Class ST, IF, IO, 5.92%, 9/25/2046 (g)	8,570	2,045

Series 2016-75, Class SC, IF, IO, 6.02%, 10/25/2046 (g)	10,782	2,031

Series 2017-13, Class AS, IF, IO, 5.97%, 2/25/2047 (g)	7,712	1,779

Series 2019-42, Class SK, IF, IO, 5.97%, 8/25/2049 (g)	5,340	997

Series 2017-57, Class SA, IF, IO, 6.02%, 8/25/2057 (g)	4,294	1,014

FNMA, STRIPS

Series 410, Class C12, IO, 5.50%, 7/25/2024	227	5

Series 401, Class C6, IO, 4.50%, 10/25/2029	361	16

GNMA

Series 2003-69, Class SB, IF, IO, 6.50%, 8/16/2033 (g)	645	15

Series 2011-13, Class S, IF, IO, 5.85%, 1/16/2041 (g)	460	84

Series 2017-107, Class KS, IF, IO, 6.11%, 7/20/2047 (g)	5,562	1,023

Series 2019-42, Class SJ, IF, IO, 5.96%, 4/20/2049 (g)	4,050	620

Series 2019-115, Class SD, IF, IO, 6.01%, 9/20/2049 (g)	1,719	245

Series 2015-H13, Class GI, IO, 1.58%, 4/20/2065 (g)	3,092	119

Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	2,702	2,679

GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (g)	135	54

HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 0.28%, 8/19/2037 (g)	133	128

Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	6,000	6,000

JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 0.44%, 5/25/2036 (g)	2,040	2,010

LHOME Mortgage Trust Series 2019-RTL3, Class A2, 4.34%, 7/25/2024 (a) (f)	1,380	1,397

MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.91%, 8/25/2033 ‡ (g)	184	174

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United States — continued

OBX Trust Series 2020-EXP1, Class 2A1, 0.83%, 2/25/2060 (a) (g)		636	636

P-stlb 9.25%, 10/11/2026 ‡		3,800	3,800

PRPM LLC

Series 2020-3, Class A1, 2.86%, 9/25/2025 (a) (f)		814	816

Series 2020-3, Class A2, 5.07%, 9/25/2025 (a) (f)		1,587	1,597

SART 4.75%, 7/15/2024		2,357	2,362

Starwood Mortgage Residential Trust

Series 2019-INV1, Class A1, 2.61%, 9/27/2049 (a) (g)		1,084	1,096

Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (g)		1,878	1,896

Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 2.81%, 2/25/2035 (g)		138	147

Verus Securitization Trust Series 2020-1, Class A1, 2.42%, 1/25/2060 (a) (f)		1,421	1,440

			84,160

Total Collateralized Mortgage Obligations (Cost $86,259)			86,742

Supranational — 0.5%

African Export-Import Bank (The) 5.25%, 10/11/2023 (c)		2,380	2,577

European Union 0.10%, 10/4/2040 (c)	EUR	14,420	16,363

Total Supranational (Cost $18,776)			18,940

	SHARES (000)
Common Stocks — 0.2%

France — 0.0% (k)

Vallourec SA *		85	785

United States — 0.2%

California Resources Corp. *		55	1,870

Chesapeake Energy Corp.		2	89

Claire’s Stores, Inc. * ‡		1	267

Clear Channel Outdoor Holdings, Inc. *		71	186

EP Energy Corp. *		11	957

Goodman Networks, Inc. * ‡		1	—

iHeartMedia, Inc., Class A *		25	610

Moran Foods Backstop Equity * ‡		23	103

MYT Holding Co. * ‡		247	1,395

NMG, Inc. *		2	206

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	73

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)		VALUE ($000)
Common Stocks — continued

United States — continued

Oasis Petroleum, Inc.	26		2,274

Vistra Common Equity *	—	(j)	1

Vistra Corp.	6		118

Whiting Petroleum Corp. *	20		928

			9,004

Total Common Stocks (Cost $5,906)			9,789

Convertible Preferred Stocks — 0.1%

United States — 0.1%

Claire’s Stores, Inc. * ‡ (Cost $329)	1		2,102

	NO. OF WARRANTS (000)
Warrants — 0.0% (k)

United Kingdom — 0.0% (k)

Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD * ‡	43		808

United States — 0.0% (k)

Chesapeake Energy Corp.

expiring 2/9/2026, price 27.27 USD *	5		147

expiring 2/9/2026, price 31.71 USD *	5		142

expiring 2/9/2026, price 35.71 USD *	3		71

Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD * ‡	1		16

			376

Total Warrants (Cost $—)			1,184

	SHARES (000)
Preferred Stocks — 0.0% (k)

United States — 0.0% (k)

Goodman Networks, Inc. * ‡	1		—	(j)

MYT Holding LLC, Series A, 10.00%, 6/6/2029 ‡	419		430

Wells Fargo & Co., Series Z, 4.75%, 3/15/2025 ($25 par value) (o)	19		493

Total Preferred Stocks (Cost $845)			923

INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% (k)

United States — 0.0% (k)

Vistra Corp., expiring 12/31/2049 * ‡ (Cost $—)	6	8

	SHARES (000)
Short-Term Investments — 5.8%

Investment Companies — 5.8%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (p) (q) (Cost $232,452)	232,339	232,455

Total Investments — 100.3% (Cost $3,885,923)		4,002,731
Liabilities in Excess of Other Assets — (0.3)%		(13,629)

NET ASSETS — 100.0%		3,989,102

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CLO	Collateralized Loan Obligations
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PJSC	Public Joint Stock Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD	United States Dollar
ZAR	South African Rand
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2021.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Defaulted security.
(j)	Amount rounds to less than one thousand.
(k)	Amount rounds to less than 0.1% of net assets.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of August 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2021.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of August 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	75

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of August 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Euro-Bund	1,990	09/2021	EUR	412,206	3,851

Short Contracts

Euro-Bobl	(665)	09/2021	EUR	(105,986)	(727)

Euro-Buxl	(454)	09/2021	EUR	(113,859)	(2,033)

Euro-OAT	(628)	09/2021	EUR	(119,509)	(2,130)

Long Gilt	(678)	12/2021	GBP	(119,539)	829

U.S. Treasury 5 Year Note	(2,070)	12/2021	USD	(256,082)	(280)

U.S. Treasury 10 Year Note	(2,269)	12/2021	USD	(302,734)	(23)

U.S. Treasury 10 Year Ultra Note	(823)	12/2021	USD	(121,778)	34

U.S. Treasury Long Bond	(347)	12/2021	USD	(56,583)	(165)

U.S. Treasury Ultra Bond	(1,246)	12/2021	USD	(246,085)	666

					(3,829)

					22

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of August 31, 2021 (amounts in thousands):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	1,872	USD	2,191	Citibank, NA	9/3/2021	20
GBP	551	USD	754	Goldman Sachs International	9/3/2021	4
USD	526,591	EUR	442,413	BNP Paribas	9/3/2021	4,203
USD	37,594	GBP	26,944	State Street Corp.	9/3/2021	550
CLP	15,297,824	USD	19,672	Citibank, NA **	9/29/2021	75
COP	44,832,703	USD	11,711	BNP Paribas **	9/29/2021	167
CZK	538,780	USD	24,899	BNP Paribas	9/29/2021	118
EUR	16,000	USD	18,834	Citibank, NA	9/29/2021	68
EUR	13,465	USD	15,819	State Street Corp.	9/29/2021	88
IDR	152,657,891	USD	10,545	Citibank, NA **	9/29/2021	168
INR	5,801,475	USD	77,776	Goldman Sachs International **	9/29/2021	1,479
KRW	68,008,700	USD	58,117	Citibank, NA **	9/29/2021	551
PLN	140,191	USD	35,995	BNP Paribas	9/29/2021	610
PLN	700	USD	180	State Street Corp.	9/29/2021	3
USD	37,497	AUD	51,060	BNP Paribas	9/29/2021	138
USD	36,619	CAD	45,838	Goldman Sachs International	9/29/2021	289
USD	2,147	GBP	1,557	Barclays Bank plc	9/29/2021	7
USD	306,110	EUR	258,651	BNP Paribas	10/5/2021	497
USD	222,052	EUR	187,601	HSBC Bank, NA	10/5/2021	389
USD	37,379	GBP	27,119	HSBC Bank, NA	10/5/2021	91

Total unrealized appreciation						9,515

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Forward foreign currency exchange contracts outstanding as of August 31, 2021 (amounts in thousands):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	258,651	USD	305,918	BNP Paribas	9/3/2021	(509)
EUR	188,281	USD	222,721	HSBC Bank, NA	9/3/2021	(405)
GBP	27,119	USD	37,376	HSBC Bank, NA	9/3/2021	(91)
USD	2,252	EUR	1,913	Citibank, NA	9/3/2021	(6)
USD	559	EUR	474	HSBC Bank, NA	9/3/2021	(1)
USD	4,060	EUR	3,477	Royal Bank of Canada	9/3/2021	(45)
USD	620	EUR	528	TD Bank Financial Group	9/3/2021	(4)
USD	988	GBP	726	Royal Bank of Canada	9/3/2021	(10)
GBP	1,557	USD	2,142	HSBC Bank, NA	9/29/2021	(1)
MXN	176,528	USD	8,832	BNP Paribas	9/29/2021	(76)
USD	93,012	CNY	605,243	Citibank, NA **	9/29/2021	(509)
USD	18,065	COP	69,973,697	BNP Paribas **	9/29/2021	(473)
USD	315,116	EUR	268,178	Citibank, NA	9/29/2021	(1,714)
USD	885	GBP	650	TD Bank Financial Group	9/29/2021	(9)
USD	13,309	MYR	56,495	BNP Paribas **	9/29/2021	(264)
USD	39,567	NZD	56,495	Barclays Bank plc	9/29/2021	(242)
USD	48,900	ZAR	731,032	Citibank, NA	9/29/2021	(1,232)

Total unrealized depreciation						(5,591)

Net unrealized appreciation						3,924

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah

INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding — buy protection (a) as of August 31, 2021 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.35-V1	1.00	Quarterly	6/20/2026	1.52	USD 34,638	925	(168)	757
CDX.NA.EM.35-V1	1.00	Quarterly	6/20/2026	1.52	USD 35,002	975	(211)	764
CDX.NA.EM.35-V1	1.00	Quarterly	6/20/2026	1.52	USD 88,362	3,135	(1,205)	1,930

						5,035	(1,584)	3,451

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	77

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding — buy protection (a) as of August 31, 2021 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD 12,866	(1,246)	(142)	(1,388)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD 5,514	(533)	(62)	(595)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD 18,380	(1,780)	(203)	(1,983)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD 24,507	(2,387)	(258)	(2,645)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD 26,258	(2,555)	(278)	(2,833)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD 29,175	(2,845)	(304)	(3,149)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD 30,000	(2,382)	(856)	(3,238)
CDX.NA.IG.36-V1	1.00	Quarterly	6/20/2026	0.46	USD 72,800	(1,465)	(525)	(1,990)
iTraxx.Europe.Crossover.35-V1	5.00	Quarterly	6/20/2026	2.28	EUR 47,795	(5,751)	(1,726)	(7,477)

						(20,944)	(4,354)	(25,298)

						(15,909)	(5,938)	(21,847)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap  contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared Interest rate swap contracts outstanding as of August 31, 2021 (amounts in thousands):
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
6 month WIBOR semi-annually	1.70 annually	Receive	8/25/2031	PLN	40,000	—	84
1 day CLICP semi-annually	3.30 semi-annually	Receive	8/27/2024	CLP	14,965,874	—	51
1 day CLICP semi-annually	3.33 semi-annually	Receive	8/30/2024	CLP	29,931,748	—	75

						—	210

6 month WIBOR semi-annually	1.77 annually	Receive	7/6/2031	PLN	21,420	—	(10)
6 month WIBOR semi-annually	1.91 annually	Receive	6/9/2031	PLN	32,838	—	(137)

						—	(147)

						—	63

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Abbreviations

CDX	Credit Default Swap Index
CLICP	Chile Indice de Camara Promedio Interbank Overnight Index
CLP	Chile Peso
EUR	Euro
PLN	Polish Zloty
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate

(a)	Value of floating rate index at August 31, 2021 was as follows:

FLOATING RATE INDEX	VALUE
1 Day CLICP	0.00%(b)
6 Month WIBOR	0.16

(b)	Amount rounds to less than 0.1%.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	79

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — 34.1%

Aerospace & Defense — 0.0% (a)

Triumph Group, Inc. 8.88%, 6/1/2024 (b)	89	98

7.75%, 8/15/2025	1,450	1,451

		1,549

Auto Components — 0.1%

Allison Transmission, Inc. 5.88%, 6/1/2029 (b)	880	968

American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	3,118	3,222

Clarios Global LP 6.75%, 5/15/2025 (b)	451	477

6.25%, 5/15/2026 (b)	928	978

Cooper-Standard Automotive, Inc. 13.00%, 6/1/2024 (b)	995	1,099

5.63%, 11/15/2026 (b)	5,662	4,764

Tenneco, Inc. 5.00%, 7/15/2026	2,064	2,062

		13,570

Automobiles — 3.2%

BMW Finance NV (Germany)

(ICE LIBOR USD 3 Month + 0.79%), 0.91%, 8/12/2022 (b) (c)	20,550	20,691

BMW US Capital LLC (Germany)

(ICE LIBOR USD 3 Month + 0.53%), 0.66%, 4/14/2022 (b) (c)	24,580	24,652

(SOFR + 0.53%), 0.58%, 4/1/2024 (b) (c)	31,050	31,407

(SOFR + 0.38%), 0.43%, 8/12/2024 (b) (c)	34,000	34,160

Daimler Finance North America LLC (Germany)

(ICE LIBOR USD 3 Month + 0.67%), 0.79%, 11/5/2021 (b) (c)	10,000	10,012

(ICE LIBOR USD 3 Month + 0.90%), 1.02%, 2/15/2022 (b) (c)	30,835	30,957

Ford Motor Co. 8.50%, 4/21/2023	604	668

General Motors Co.

(ICE LIBOR USD 3 Month + 0.90%), 1.03%, 9/10/2021 (c)	28,420	28,425

Nissan Motor Acceptance Corp.

(ICE LIBOR USD 3 Month + 0.63%), 0.76%, 9/21/2021 (b) (c)	19,750	19,753

(ICE LIBOR USD 3 Month + 0.89%), 1.02%, 1/13/2022 (b) (c)	12,600	12,621

(ICE LIBOR USD 3 Month + 0.65%), 0.78%, 7/13/2022 (b) (c)	26,645	26,672

(ICE LIBOR USD 3 Month + 0.69%), 0.84%, 9/28/2022 (b) (c)	40,500	40,590

Volkswagen Group of America Finance LLC (Germany)

(ICE LIBOR USD 3 Month + 0.86%), 0.99%, 9/24/2021 (b) (c)	8,750	8,754

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — continued

(ICE LIBOR USD 3 Month + 0.94%), 1.06%, 11/12/2021 (b) (c)	23,950	23,992

		313,354

Banks — 12.4%

Bank of America Corp.

(ICE LIBOR USD 3 Month + 1.18%), 1.31%, 10/21/2022 (c)	5,863	5,873

(ICE LIBOR USD 3 Month + 1.00%), 1.13%, 4/24/2023 (c)	28,501	28,655

(ICE LIBOR USD 3 Month + 0.79%), 0.92%, 3/5/2024 (c)	50,941	51,401

(BSBY3M + 0.43%), 0.53%, 5/28/2024 (c)	25,500	25,514

(SOFR + 0.73%), 0.78%, 10/24/2024 (c)	4,250	4,291

(SOFR + 0.69%), 0.74%, 4/22/2025 (c)	42,500	42,885

Bank of Montreal (Canada)

(ICE LIBOR USD 3 Month + 0.57%), 0.72%, 3/26/2022 (c)	33,020	33,115

(SOFR + 0.68%), 0.73%, 3/10/2023 (c)	9,200	9,277

(SOFR + 0.32%), 0.37%, 7/9/2024 (c)	21,250	21,293

Bank of Nova Scotia (The) (Canada)

(SOFR + 0.28%), 0.33%, 6/23/2023 (c)	14,382	14,393

(SOFR + 0.45%), 0.50%, 4/15/2024 (c)	21,250	21,336

(SOFR + 0.38%), 0.43%, 7/31/2024 (c)	25,500	25,538

Barclays plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.63%), 1.74%, 1/10/2023 (c)	13,980	14,054

(ICE LIBOR USD 3 Month + 1.43%), 1.55%, 2/15/2023 (c)	40,230	40,453

(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 5/16/2024 (c)	51,490	52,387

Canadian Imperial Bank of Commerce (Canada)

(SOFR + 0.80%), 0.85%, 3/17/2023 (c)	7,480	7,551

(SOFR + 0.34%), 0.39%, 6/22/2023 (c)	29,750	29,783

Capital One NA

(ICE LIBOR USD 3 Month + 1.15%), 1.28%, 1/30/2023 (c)	15,570	15,636

Citigroup, Inc.

(SOFR + 0.87%), 0.92%, 11/4/2022 (c)	8,800	8,812

(ICE LIBOR USD 3 Month + 0.95%), 1.08%, 7/24/2023 (c)	24,718	24,881

(ICE LIBOR USD 3 Month + 1.43%), 1.56%, 9/1/2023 (c)	54,583	55,237

(ICE LIBOR USD 3 Month + 1.10%), 1.22%, 5/17/2024 (c)	8,500	8,625

(SOFR + 0.67%), 0.72%, 5/1/2025 (c)	8,500	8,540

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — continued

Banks — continued

Citizens Bank NA

(ICE LIBOR USD 3 Month + 0.72%), 0.84%, 2/14/2022 (c)	5,700	5,714

DNB Bank ASA (Norway)

(ICE LIBOR USD 3 Month + 0.62%), 0.75%, 12/2/2022 (b) (c)	24,480	24,642

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.00%), 1.12%, 5/18/2024 (c)	39,792	40,257

ING Groep NV (Netherlands)

(ICE LIBOR USD 3 Month + 1.15%), 1.30%, 3/29/2022 (c)	17,925	18,012

KeyBank NA

(SOFR + 0.32%), 0.37%, 6/14/2024 (c)	12,750	12,764

Mitsubishi UFJ Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 0.70%), 0.83%, 3/7/2022 (c)	16,710	16,763

(ICE LIBOR USD 3 Month + 0.79%), 0.92%, 7/25/2022 (c)	10,185	10,249

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.14%), 1.26%, 9/13/2021 (c)	45,940	45,957

(ICE LIBOR USD 3 Month + 0.79%), 0.92%, 3/5/2023 (c)	10,178	10,267

(ICE LIBOR USD 3 Month + 0.84%), 0.97%, 7/16/2023 (c)	38,920	39,142

(ICE LIBOR USD 3 Month + 0.85%), 0.97%, 9/13/2023 (c)	11,825	11,895

(ICE LIBOR USD 3 Month + 0.63%), 0.76%, 5/25/2024 (c)	32,860	33,039

MUFG Union Bank NA

(SOFR + 0.71%), 0.76%, 12/9/2022 (c)	5,590	5,627

National Australia Bank Ltd. (Australia)

(ICE LIBOR USD 3 Month + 0.58%), 0.71%, 9/20/2021 (b) (c)	17,260	17,263

(ICE LIBOR USD 3 Month + 0.71%), 0.83%, 11/4/2021 (b) (c)	20,450	20,477

NatWest Markets plc (United Kingdom)

(SOFR + 0.53%), 0.58%, 8/12/2024 (b) (c)	8,500	8,532

Royal Bank of Canada (Canada)

(SOFR + 0.36%), 0.41%, 7/29/2024 (c)	38,250	38,412

Santander UK plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.66%), 0.78%, 11/15/2021 (c)	18,360	18,383

Skandinaviska Enskilda Banken AB (Sweden)

(ICE LIBOR USD 3 Month + 0.65%), 0.76%, 12/12/2022 (b) (c)	20,420	20,571

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.20%), 1.33%, 9/10/2022 (b) (c)	8,210	8,211

(ICE LIBOR USD 3 Month + 1.15%), 1.28%, 1/20/2023 (b) (c)	3,950	3,966

Sumitomo Mitsui Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.14%), 1.27%, 10/19/2021 (c)	27,318	27,359

(ICE LIBOR USD 3 Month + 0.74%), 0.87%, 10/18/2022 (c)	33,771	33,993

Toronto-Dominion Bank (The) (Canada)

(ICE LIBOR USD 3 Month + 0.53%), 0.66%, 12/1/2022 (c)	24,440	24,597

(SOFR + 0.22%), 0.26%, 6/2/2023 (c)	34,000	34,030

(SOFR + 0.36%), 0.40%, 3/4/2024 (c)	34,000	34,128

Truist Bank

(SOFR + 0.73%), 0.77%, 3/9/2023 (c)	6,070	6,113

Truist Financial Corp.

(SOFR + 0.40%), 0.45%, 6/9/2025 (c)	55,250	55,357

US Bank NA

(BSBY3M + 0.17%), 0.26%, 6/2/2023 (c)	21,250	21,229

Wells Fargo & Co.

(ICE LIBOR USD 3 Month + 1.23%), 1.36%, 10/31/2023 (c)	13,721	13,902

Wells Fargo Bank NA

(ICE LIBOR USD 3 Month + 0.66%), 0.78%, 9/9/2022 (c)	12,750	12,760

		1,223,141

Biotechnology — 0.7%

AbbVie, Inc.

(ICE LIBOR USD 3 Month + 0.46%), 0.59%, 11/19/2021 (c)	16,300	16,314

(ICE LIBOR USD 3 Month + 0.65%), 0.78%, 11/21/2022 (c)	49,580	49,926

Gilead Sciences, Inc.

(ICE LIBOR USD 3 Month + 0.52%), 0.67%, 9/29/2023 (c)	5,880	5,882

		72,122

Building Products — 0.0% (a)

Griffon Corp. 5.75%, 3/1/2028	1,110	1,178

Capital Markets — 5.8%

Charles Schwab Corp. (The)

(SOFR + 0.50%), 0.55%, 3/18/2024 (c)	36,686	36,939

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	81

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — continued

Capital Markets — continued

Credit Suisse AG (Switzerland)

(SOFR + 0.45%), 0.50%, 2/4/2022 (c)	7,539	7,550

(SOFR + 0.38%), 0.43%, 8/9/2023 (c)	34,000	34,072

(SOFR + 0.39%), 0.44%, 2/2/2024 (c)	31,600	31,608

Credit Suisse Group AG (Switzerland)

(ICE LIBOR USD 3 Month + 1.20%), 1.32%, 12/14/2023 (b) (c)	8,640	8,741

Deutsche Bank AG (Germany)

(ICE LIBOR USD 3 Month + 1.19%), 1.31%, 11/16/2022 (c)	1,501	1,514

Goldman Sachs Group, Inc. (The)

(ICE LIBOR USD 3 Month + 1.05%), 1.18%, 6/5/2023 (c)	56,738	57,089

(ICE LIBOR USD 3 Month + 1.00%), 1.13%, 7/24/2023 (c)	27,999	28,198

(SOFR + 0.58%), 0.62%, 3/8/2024 (c)	51,000	51,169

(SOFR + 0.50%), 0.55%, 9/10/2024 (c)	42,400	42,476

Macquarie Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 1.35%), 1.50%, 3/27/2024 (b) (c)	17,779	18,073

Morgan Stanley

(SOFR + 0.70%), 0.75%, 1/20/2023 (c)	20,580	20,628

(ICE LIBOR USD 3 Month + 1.40%), 1.53%, 10/24/2023 (c)	62,512	63,401

(ICE LIBOR USD 3 Month + 1.22%), 1.35%, 5/8/2024 (c)	51,064	51,929

TD Ameritrade Holding Corp.

(ICE LIBOR USD 3 Month + 0.43%), 0.56%, 11/1/2021 (c)	7,980	7,982

UBS AG (Switzerland)

(SOFR + 0.32%), 0.36%, 6/1/2023 (b) (c)	21,250	21,296

(SOFR + 0.45%), 0.50%, 8/9/2024 (b) (c)	30,750	30,914

UBS Group AG (Switzerland)

(ICE LIBOR USD 3 Month + 1.22%), 1.35%, 5/23/2023 (b) (c)	28,422	28,649

(ICE LIBOR USD 3 Month + 0.95%), 1.07%, 8/15/2023 (b) (c)	28,504	28,738

		570,966

Chemicals — 0.1%

CVR Partners LP

9.25%, 6/15/2023 (b)	278	278

GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (b)	1,485	1,518

INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (b)	2,435	2,439

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued

Reichhold Industries, Inc. 9.00%, 5/1/2018 ‡ (b) (d)	5,673	—	(e)

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (b)	500	510

Venator Finance SARL 9.50%, 7/1/2025 (b)	770	855

5.75%, 7/15/2025 (b)	1,552	1,464

		7,064

Commercial Services & Supplies — 0.0% (a)

ILFC E-Capital Trust I

(USD Constant Maturity 30 Year + 1.55%), 3.66%, 12/21/2065 (b) (c)	5,960	4,857

Communications Equipment — 0.0% (a)

CommScope, Inc. 6.00%, 3/1/2026 (b)	1,870	1,962

Construction & Engineering — 0.0% (a)

MasTec, Inc. 4.50%, 8/15/2028 (b)	1,046	1,101

Consumer Finance — 2.4%

American Express Co.

(ICE LIBOR USD 3 Month + 0.60%), 0.72%, 11/5/2021 (c)	20,040	20,050

(ICE LIBOR USD 3 Month + 0.62%), 0.75%, 5/20/2022 (c)	32,480	32,594

American Honda Finance Corp.

(ICE LIBOR USD 3 Month + 0.54%), 0.69%, 6/27/2022 (c)	23,720	23,811

(ICE LIBOR USD 3 Month + 0.37%), 0.50%, 5/10/2023 (c)	25,250	25,342

Caterpillar Financial Services Corp.

(SOFR + 0.25%), 0.29%, 5/17/2024 (c)	12,750	12,773

Ford Motor Credit Co. LLC

(ICE LIBOR USD 3 Month + 0.88%), 1.00%, 10/12/2021 (c)	41,890	41,890

4.69%, 6/9/2025	200	217

5.13%, 6/16/2025	535	587

4.39%, 1/8/2026	2,100	2,252

4.54%, 8/1/2026	1,500	1,629

4.27%, 1/9/2027	5,350	5,725

General Motors Financial Co., Inc.

(ICE LIBOR USD 3 Month + 1.10%), 1.22%, 11/6/2021 (c)	13,471	13,496

ILFC E-Capital Trust II

(US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.91%, 12/21/2065 (b) (c)	295	249

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — continued

Consumer Finance — continued

John Deere Capital Corp.

(ICE LIBOR USD 3 Month + 0.49%), 0.61%, 6/13/2022 (c)	12,290	12,338

Toyota Motor Credit Corp.

(SOFR + 0.32%), 0.37%, 4/6/2023 (c)	42,500	42,596

		235,549

Distributors — 0.0% (a)

Wolverine Escrow LLC 9.00%, 11/15/2026 (b)	1,361	1,307

13.13%, 11/15/2027 (b)	530	425

		1,732

Diversified Financial Services — 0.2%

Sabre GLBL, Inc. 9.25%, 4/15/2025 (b)	537	619

Siemens Financieringsmaatschappij NV (Germany)

(SOFR + 0.43%), 0.48%, 3/11/2024 (b) (c)	17,000	17,123

		17,742

Diversified Telecommunication Services — 0.9%

Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (b)	1,070	1,176

AT&T, Inc.

(SOFR + 0.64%), 0.69%, 3/25/2024 (c)	12,716	12,744

CCO Holdings LLC 5.75%, 2/15/2026 (b)	11,069	11,386

5.50%, 5/1/2026 (b)	2,225	2,292

5.13%, 5/1/2027 (b)	4,500	4,702

5.00%, 2/1/2028 (b)	130	136

Frontier Communications Holdings LLC 5.88%, 11/1/2029	485	493

Intelsat Jackson Holdings SA (Luxembourg) 5.50%, 8/1/2023 (d)	8,719	4,534

8.00%, 2/15/2024 (b) (d) (f)	95	99

8.50%, 10/15/2024 (b) (d)	1,228	663

9.75%, 7/15/2025 (b) (d)	3,770	1,998

Level 3 Financing, Inc. 5.38%, 5/1/2025	1,080	1,105

Lumen Technologies, Inc.

Series T, 5.80%, 3/15/2022	4,000	4,090

5.63%, 4/1/2025	785	850

Verizon Communications, Inc.

(ICE LIBOR USD 3 Month + 1.00%), 1.12%, 3/16/2022 (c)	3,984	4,005

(SOFR + 0.50%), 0.55%, 3/22/2024 (c)	41,500	41,782

		92,055

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — 1.2%

Duke Energy Corp.

(SOFR + 0.25%), 0.30%, 6/10/2023 (c)	17,000	17,018

Eversource Energy

Series T, (SOFR + 0.25%), 0.30%, 8/15/2023 (c)	12,750	12,765

NextEra Energy Capital Holdings, Inc.

(ICE LIBOR USD 3 Month + 0.27%), 0.40%, 2/22/2023 (c)	26,696	26,699

(SOFR + 0.54%), 0.59%, 3/1/2023 (c)	39,050	39,185

PPL Electric Utilities Corp.

(SOFR + 0.33%), 0.38%, 6/24/2024 (c)	21,150	21,165

Texas Competitive Electric Holdings Co. LLC 8.50%, 10/1/2021 ‡ (d)	37,201	56

8.50%, 12/1/2021 ‡ (d)	24,805	25

		116,913

Energy Equipment & Services — 0.0% (a)

Nabors Industries Ltd. 7.25%, 1/15/2026 (b)	385	358

Nabors Industries, Inc. 5.75%, 2/1/2025	970	819

Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (g) (h) (i)	4,896	221

		1,398

Entertainment — 0.0% (a)

Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (b)	731	806

Equity Real Estate Investment Trusts (REITs) — 0.3%

GEO Group, Inc. (The) 5.88%, 10/15/2024	3,830	3,466

Public Storage

(SOFR + 0.47%), 0.52%, 4/23/2024 (c)	18,700	18,729

VICI Properties LP 4.25%, 12/1/2026 (b)	4,299	4,516

		26,711

Food & Staples Retailing — 0.2%

7-Eleven, Inc.

(ICE LIBOR USD 3 Month + 0.45%), 0.58%, 8/10/2022 (b) (c)	12,703	12,706

Albertsons Cos., Inc. 5.75%, 3/15/2025	734	750

Rite Aid Corp. 7.50%, 7/1/2025 (b)	1,313	1,350

8.00%, 11/15/2026 (b)	2,096	2,162

		16,968

Food Products — 0.0% (a)

Post Holdings, Inc. 5.75%, 3/1/2027 (b)	815	853

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	83

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — continued

Gas Utilities — 0.6%

Atmos Energy Corp.

(ICE LIBOR USD 3 Month + 0.38%), 0.50%, 3/9/2023 (c)	17,000	16,986

CenterPoint Energy Resources Corp.

(ICE LIBOR USD 3 Month + 0.50%), 0.63%, 3/2/2023 (c)	34,000	34,011

ONE Gas, Inc.

(ICE LIBOR USD 3 Month + 0.61%), 0.73%, 3/11/2023 (c)	10,630	10,631

		61,628

Health Care Equipment & Supplies — 0.3%

Becton Dickinson and Co.

(ICE LIBOR USD 3 Month + 1.03%), 1.16%, 6/6/2022 (c)	26,216	26,394

Health Care Providers & Services — 0.5%

Encompass Health Corp. 5.75%, 9/15/2025	1,195	1,222

Envision Healthcare Corp. 8.75%, 10/15/2026 (b)	5,940	5,019

HCA, Inc. 5.38%, 2/1/2025	12,208	13,749

5.88%, 2/15/2026	12,693	14,722

Tenet Healthcare Corp. 4.88%, 1/1/2026 (b)	6,985	7,246

5.13%, 11/1/2027 (b)	2,560	2,694

		44,652

Hotels, Restaurants & Leisure — 0.1%

Chukchansi Economic Development Authority 8.00%, 4/15/2028 (b)	2,473	2,226

Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (b)	735	772

6.50%, 9/15/2026	316	327

Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (b)	850	979

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (b)	1,790	1,809

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (b)	520	556

Vail Resorts, Inc. 6.25%, 5/15/2025 (b)	432	460

		7,129

Household Products — 0.0% (a)

Spectrum Brands, Inc. 5.75%, 7/15/2025	284	290

5.50%, 7/15/2030 (b)	814	874

		1,164

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — 2.4%

AIA Group Ltd. (Hong Kong)

(ICE LIBOR USD 3 Month + 0.52%), 0.65%, 9/20/2021 (b) (c)	15,830	15,825

Athene Global Funding

(SOFR + 0.70%), 0.75%, 5/24/2024 (b) (c)	38,250	38,455

(SOFR + 0.56%), 0.61%, 8/19/2024 (b) (c)	25,500	25,531

Brighthouse Financial Global Funding

(SOFR + 0.76%), 0.81%, 4/12/2024 (b) (c)	12,250	12,337

Jackson National Life Global Funding

(SOFR + 0.60%), 0.65%, 1/6/2023 (b) (c)	57,960	58,275

MassMutual Global Funding II

(SOFR + 0.36%), 0.41%, 4/12/2024 (b) (c)	21,250	21,294

MET Tower Global Funding

(SOFR + 0.55%), 0.60%, 1/17/2023 (b) (c)	16,240	16,328

Metropolitan Life Global Funding I

(SOFR + 0.57%), 0.62%, 1/13/2023 (b) (c)	16,850	16,944

(SOFR + 0.32%), 0.37%, 1/7/2024 (b) (c)	18,758	18,845

Principal Life Global Funding II

(SOFR + 0.38%), 0.43%, 8/23/2024 (b) (c)	10,200	10,255

		234,089

Internet & Direct Marketing Retail — 0.3%

eBay, Inc.

(ICE LIBOR USD 3 Month + 0.87%), 1.00%, 1/30/2023 (c)	24,673	24,913

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (b)	2,815	3,054

		27,967

Machinery — 0.1%

Otis Worldwide Corp.

(ICE LIBOR USD 3 Month + 0.45%), 0.59%, 4/5/2023 (c)	12,320	12,324

Wabash National Corp. 5.50%, 10/1/2025 (b)	80	81

		12,405

Media — 0.3%

Charter Communications Operating LLC

(ICE LIBOR USD 3 Month + 1.65%), 1.78%, 2/1/2024 (c)	3,825	3,929

Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (b)	2,980	3,067

DISH DBS Corp. 5.00%, 3/15/2023	300	313

5.88%, 11/15/2024	10,373	11,152

Meredith Corp. 6.50%, 7/1/2025 (b)	1,870	2,015

6.88%, 2/1/2026	3,850	3,990

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — continued

Media — continued

Nexstar Media, Inc. 5.63%, 7/15/2027 (b)	1,320	1,401

Sirius XM Radio, Inc. 5.38%, 7/15/2026 (b)	50	51

5.50%, 7/1/2029 (b)	1,485	1,626

Videotron Ltd. (Canada) 5.38%, 6/15/2024 (b)	1,300	1,432

		28,976

Multi-Utilities — 0.1%

CenterPoint Energy, Inc.

(SOFR + 0.65%), 0.70%, 5/13/2024 (c)	8,500	8,512

Oil, Gas & Consumable Fuels — 0.4%

Chesapeake Energy Corp. 5.50%, 9/15/2026 ‡ (d)	5,690	135

Comstock Resources, Inc.

7.50%, 5/15/2025 (b)	783	810

DCP Midstream LP

Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022 (c) (g) (h)	1,545	1,491

Enbridge, Inc. (Canada)

(SOFR + 0.40%), 0.45%, 2/17/2023 (c)	4,250	4,259

EnLink Midstream Partners LP

Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (c) (g) (h)	1,490	1,118

ESC Co. 6.00%, 10/15/2024 ‡ (d)	1,510	61

6.38%, 5/15/2025 ‡ (d)	310	12

6.38%, 1/15/2026 ‡ (d)	1,020	41

Genesis Energy LP 6.50%, 10/1/2025	55	54

Gulfport Energy Operating Corp. 8.00%, 5/17/2026 (b)	834	887

MEG Energy Corp. (Canada) 6.50%, 1/15/2025 (b)	485	501

MPLX LP

(ICE LIBOR USD 3 Month + 1.10%), 1.22%, 9/9/2022 (c)	4,437	4,437

Occidental Petroleum Corp.

(ICE LIBOR USD 3 Month + 1.45%), 1.57%, 8/15/2022 (c)	18,325	18,251

PBF Holding Co. LLC 6.00%, 2/15/2028	515	337

Range Resources Corp. 4.88%, 5/15/2025	1,195	1,237

SM Energy Co. 5.63%, 6/1/2025	1,085	1,088

Southwestern Energy Co. 6.45%, 1/23/2025 (f)	887	967

7.50%, 4/1/2026	1,463	1,551

Tallgrass Energy Partners LP 6.00%, 3/1/2027 (b)	575	595

Williams Cos., Inc. (The) 7.88%, 9/1/2021	3,520	3,520

		41,352

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Personal Products — 0.0% (a)

ESC SANCHEZ 8.88%, 3/15/2025 ‡ (d)	3,888	—	(e)

Pharmaceuticals — 0.6%

AstraZeneca plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.67%), 0.79%, 8/17/2023 (c)	12,783	12,906

Bausch Health Americas, Inc. 9.25%, 4/1/2026 (b)	2,805	3,022

8.50%, 1/31/2027 (b)	2,408	2,590

Bausch Health Cos., Inc. 6.13%, 4/15/2025 (b)	6,650	6,800

9.00%, 12/15/2025 (b)	8,019	8,530

Bristol-Myers Squibb Co.

(ICE LIBOR USD 3 Month + 0.38%), 0.50%, 5/16/2022 (c)	3,216	3,224

Mallinckrodt International Finance SA

5.63%, 10/15/2023 (b) (d)	790	531

5.50%, 4/15/2025 (b) (d)	7,315	4,901

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (b)	2,465	2,496

Roche Holdings, Inc. (Switzerland)

(SOFR + 0.24%), 0.28%, 3/5/2024 (b) (c)	10,800	10,834

		55,834

Road & Rail — 0.0% (a)

ESC GCBREGS EXIDE TECH 7.13%, 8/1/2026 (d)	1,035	70

6.00%, 1/15/2028 (d)	1,345	91

Hertz Corp. (The) 5.50%, 10/15/2024 (d)	4,923	123

XPO Logistics, Inc. 6.13%, 9/1/2023 (b)	1,970	1,970

		2,254

Specialty Retail — 0.1%

Staples, Inc. 7.50%, 4/15/2026 (b)	6,938	7,025

Technology Hardware, Storage & Peripherals — 0.3%

Hewlett Packard Enterprise Co.

(ICE LIBOR USD 3 Month + 0.72%), 0.86%, 10/5/2021 (c)	30,469	30,470

Tobacco — 0.2%

BAT Capital Corp. (United Kingdom)

(ICE LIBOR USD 3 Month + 0.88%), 1.00%, 8/15/2022 (c)	20,551	20,671

Wireless Telecommunication Services — 0.3%

Sprint Corp. 7.25%, 9/15/2021	2,045	2,049

7.88%, 9/15/2023	4,188	4,745

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	85

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — continued

Wireless Telecommunication Services — continued

7.63%, 2/15/2025	19,875	23,527

		30,321

Total Corporate Bonds (Cost $3,353,496)		3,362,434

Asset-Backed Securities — 6.6%

ABFC Trust

Series 2006-OPT2, Class A2, 0.22%, 10/25/2036 ‡ (j)	15,300	14,669

Accredited Mortgage Loan Trust

Series 2003-3, Class A1, 5.21%, 1/25/2034 ‡ (f)	1,270	1,327

ACE Securities Corp. Home Equity Loan Trust

Series 2006-FM1, Class A2B, 0.17%, 7/25/2036 ‡ (j)	27,411	9,883

Series 2006-FM1, Class A1A, 0.23%, 7/25/2036 ‡ (j)	5,878	2,726

Series 2006-CW1, Class A2D, 0.60%, 7/25/2036 ‡ (j)	10,554	9,937

Series 2007-HE3, Class A1, 0.52%, 1/25/2037 ‡ (j)	13,721	4,517

Series 2007-WM2, Class A2B, 0.26%, 2/25/2037 ‡ (j)	5,730	3,183

Series 2007-WM2, Class A2C, 0.36%, 2/25/2037 ‡ (j)	5,330	3,015

Series 2007-WM2, Class A2D, 0.45%, 2/25/2037 ‡ (j)	5,619	3,230

Series 2007-HE5, Class A1, 0.44%, 7/25/2037 ‡ (j)	19,025	7,446

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates

Series 2003-7, Class M1, 1.36%, 8/25/2033 ‡ (j)	318	318

Series 2005-R3, Class M8, 2.21%, 5/25/2035 ‡ (j)	4,853	4,780

Bear Stearns Asset-Backed Securities Trust

Series 2004-SD1, Class M2, 5.82%, 12/25/2042 ‡ (f)	784	785

BNC Mortgage Loan Trust

Series 2006-1, Class A4, 0.70%, 10/25/2036 ‡ (j)	26,141	18,746

Carrington Mortgage Loan Trust

Series 2005-NC5, Class M1, 0.80%, 10/25/2035 ‡ (j)	5,550	5,566

Series 2006-NC1, Class M2, 0.50%, 1/25/2036 ‡ (j)	18,441	17,096

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-NC2, Class A3, 0.23%, 6/25/2036 ‡ (j)	7,118	7,093

Series 2006-NC5, Class A3, 0.23%, 1/25/2037 ‡ (j)	18,086	17,229

Centex Home Equity Loan Trust

Series 2005-A, Class M2, 0.83%, 1/25/2035 ‡ (j)	2,652	2,647

Citibank Credit Card Issuance Trust

Series 2016-A3, Class A3, 0.59%, 12/7/2023 (j)	9,605	9,617

Citigroup Mortgage Loan Trust

Series 2007-AMC1, Class A1, 0.24%, 12/25/2036 ‡ (b) (j)	7,812	5,201

Countrywide Asset-Backed Certificates

Series 2006-8, Class 2A3, 0.24%, 12/25/2035 ‡ (j)	2,211	2,205

Series 2007-2, Class 2A3, 0.22%, 8/25/2037 ‡ (j)	4,096	4,056

Series 2007-8, Class 2A3, 0.27%, 11/25/2037 ‡ (j)	7,191	7,152

Credit-Based Asset Servicing and Securitization LLC

Series 2006-CB8, Class A1, 0.36%, 10/25/2036 ‡ (j)	8,776	8,542

CWABS Asset-Backed Certificates Trust

Series 2006-18, Class 2A2, 0.24%, 3/25/2037 ‡ (j)	3,146	3,138

Series 2006-11, Class 3AV2, 0.24%, 9/25/2046 ‡ (j)	2,820	2,790

CWABS, Inc. Asset-Backed Certificates

Series 2004-1, Class M2, 0.91%, 3/25/2034 ‡ (j)	393	392

Discover Card Execution Note Trust

Series 2017-A1, Class A1, 0.59%, 7/15/2024 (j)	8,864	8,880

FBR Securitization Trust

Series 2005-2, Class M2, 0.84%, 9/25/2035 ‡ (j)	5,881	5,878

Series 2005-5, Class M1, 0.77%, 11/25/2035 ‡ (j)	2,816	2,811

Fieldstone Mortgage Investment Trust

Series 2006-2, Class 2A3, 0.62%, 7/25/2036 ‡ (j)	3,041	1,926

First Franklin Mortgage Loan Trust

Series 2006-FF8, Class IA1, 0.36%, 7/25/2036 ‡ (j)	6,229	6,193

Series 2006-FF8, Class M1, 0.46%, 7/25/2036 ‡ (j)	5,237	5,256

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Series 2006-FF12, Class A4, 0.22%, 9/25/2036 ‡ (j)	172	172

Series 2006-FF14, Class A5, 0.24%, 10/25/2036 ‡ (j)	12,723	12,604

Series 2006-FF13, Class A1, 0.32%, 10/25/2036 ‡ (j)	12,107	9,516

FREED ABS Trust

Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (b)	707	710

Fremont Home Loan Trust

Series 2005-1, Class M4, 1.10%, 6/25/2035 ‡ (j)	308	308

Series 2005-1, Class M6, 1.24%, 6/25/2035 ‡ (j)	4,124	3,978

Series 2006-1, Class 1A1, 0.39%, 4/25/2036 (j)	5,886	5,846

GSAA Home Equity Trust

Series 2005-9, Class M5, 1.06%, 8/25/2035 ‡ (j)	3,878	3,753

Series 2006-1, Class A2, 0.52%, 1/25/2036 ‡ (j)	4,238	1,670

Series 2006-19, Class A2, 0.44%, 12/25/2036 ‡ (j)	3,578	1,348

Series 2007-4, Class A1, 0.28%, 3/25/2037 ‡ (j)	1,089	426

Series 2007-2, Class AF4A, 6.48%, 3/25/2037 ‡ (f)	6,591	2,583

Series 2007-5, Class 1AV1, 0.18%, 5/25/2037 ‡ (j)	6,495	2,830

Series 2007-7, Class 1A2, 0.44%, 7/25/2037 ‡ (j)	1,375	1,360

GSAMP Trust

Series 2005-NC1, Class M2, 1.18%, 2/25/2035 ‡ (j)	6,210	6,029

Series 2005-WMC1, Class M1, 0.82%, 9/25/2035 ‡ (j)	2,279	2,282

Series 2006-FM1, Class A1, 0.40%, 4/25/2036 ‡ (j)	11,065	8,667

Series 2006-NC2, Class A1, 0.38%, 6/25/2036 ‡ (j)	5,520	3,986

Series 2006-FM3, Class A1, 0.22%, 11/25/2036 ‡ (j)	17,483	10,573

Series 2006-HE3, Class A2C, 0.40%, 5/25/2046 (j)	4,715	4,696

Series 2007-HE1, Class A2C, 0.23%, 3/25/2047 ‡ (j)	12,246	12,021

Home Equity Mortgage Loan Asset-Backed Trust

Series 2006-C, Class 2A, 0.21%, 8/25/2036 ‡ (j)	9,513	9,123

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Home Equity Mortgage Loan Asset-Backed Trust SPMD

Series 2004-B, Class M2, 1.21%, 11/25/2034 ‡ (j)	706	705

HSI Asset Securitization Corp. Trust

Series 2006-HE2, Class 2A3, 0.42%, 12/25/2036 ‡ (j)	23,270	8,844

Series 2007-NC1, Class A2, 0.22%, 4/25/2037 ‡ (j)	7,816	6,122

Series 2007-NC1, Class A3, 0.26%, 4/25/2037 ‡ (j)	3,503	2,752

Series 2007-NC1, Class A4, 0.36%, 4/25/2037 ‡ (j)	4,593	3,637

JPMorgan Mortgage Acquisition Trust

Series 2007-CH3, Class A1A, 0.25%, 3/25/2037 ‡ (j)	4,501	4,496

Long Beach Mortgage Loan Trust

Series 2004-3, Class M1, 0.94%, 7/25/2034 ‡ (j)	759	753

Series 2006-WL1, Class 2A4, 0.76%, 1/25/2046 ‡ (j)	1,537	1,534

Series 2006-2, Class 2A3, 0.46%, 3/25/2046 ‡ (j)	41,734	20,012

MASTR Asset-Backed Securities Trust

Series 2005-WF1, Class M4, 0.97%, 6/25/2035 ‡ (j)	4,348	4,347

Series 2006-HE4, Class A2, 0.30%, 11/25/2036 ‡ (j)	5,537	2,478

Series 2006-HE4, Class A3, 0.38%, 11/25/2036 ‡ (j)	7,099	3,210

Merrill Lynch First Franklin Mortgage Loan Trust

Series 2007-5, Class 1A, 0.93%, 10/25/2037 ‡ (j)	26,770	21,369

Series 2007-H1, Class 1A1, 1.08%, 10/25/2037 ‡ (j)	4,648	4,671

Merrill Lynch Mortgage Investors Trust

Series 2006-RM2, Class A1A, 0.45%, 5/25/2037 ‡ (j)	12,760	5,047

Series 2006-MLN1, Class A2C, 0.25%, 7/25/2037 ‡ (j)	26,660	14,155

Morgan Stanley ABS Capital I, Inc. Trust

Series 2005-HE3, Class M4, 1.06%, 7/25/2035 ‡ (j)	342	351

Series 2007-HE1, Class A1, 0.22%, 11/25/2036 ‡ (j)	4,999	3,842

Series 2007-HE2, Class A2B, 0.17%, 1/25/2037 ‡ (j)	12,550	7,561

Series 2007-HE7, Class A2B, 1.08%, 7/25/2037 ‡ (j)	2,367	2,367

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	87

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Nationstar Home Equity Loan Trust

Series 2007-A, Class M3, 0.38%, 3/25/2037 ‡ (j)	1,800	1,646

Series 2007-B, Class M1, 0.49%, 4/25/2037 ‡ (j)	4,158	3,940

New Century Home Equity Loan Trust

Series 2003-5, Class AI7, 5.15%, 11/25/2033 ‡ (j)	2	2

Series 2005-1, Class M6, 1.28%, 3/25/2035 ‡ (j)	3,955	3,930

Series 2006-2, Class A2B, 0.24%, 8/25/2036 ‡ (j)	7,273	7,123

Nomura Home Equity Loan, Inc. Home Equity Loan Trust

Series 2006-HE1, Class M1, 0.70%, 2/25/2036 ‡ (j)	908	907

NovaStar Mortgage Funding Trust

Series 2006-4, Class A2C, 0.38%, 9/25/2036 ‡ (j)	11,202	6,458

Series 2006-4, Class A2D, 0.58%, 9/25/2036 ‡ (j)	4,238	2,498

Series 2006-5, Class A2C, 0.25%, 11/25/2036 ‡ (j)	8,880	3,803

Series 2007-1, Class A1A, 0.21%, 3/25/2037 ‡ (j)	17,546	13,260

Onemain Financial Issuance Trust

Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡ (b)	3,336	3,411

OneMain Financial Issuance Trust

Series 2018-1A, Class C, 3.77%, 3/14/2029 ‡ (b)	6,713	6,871

Series 2019-1A, Class B, 3.79%, 2/14/2031 ‡ (b)	9,495	9,525

Option One Mortgage Loan Trust

Series 2004-3, Class M2, 0.94%, 11/25/2034 ‡ (j)	554	548

Series 2005-1, Class M3, 0.98%, 2/25/2035 ‡ (j)	2,870	2,728

Series 2005-3, Class M2, 0.82%, 8/25/2035 (j)	1,464	1,465

Ownit Mortgage Loan Trust

Series 2006-1, Class AV, 0.54%, 12/25/2035 ‡ (j)	2,192	2,182

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates

Series 2005-WHQ2, Class M2, 0.77%, 5/25/2035 ‡ (j)	881	881

Series 2005-WHQ4, Class M1, 0.79%, 9/25/2035 ‡ (j)	33	34

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

RAMP Trust

Series 2005-EFC6, Class M4, 0.97%, 11/25/2035 ‡ (j)	2,540	2,444

RASC Trust

Series 2005-KS2, Class M1, 0.73%, 3/25/2035 ‡ (j)	648	645

Series 2007-KS3, Class AI3, 0.33%, 4/25/2037 ‡ (j)	982	980

Saxon Asset Securities Trust

Series 2002-3, Class AF6, 5.41%, 5/25/2031 ‡ (f)	1,031	1,080

Series 2005-3, Class M4, 0.98%, 11/25/2035 ‡ (j)	3,380	3,197

Series 2007-1, Class A2C, 0.23%, 1/25/2047 ‡ (j)	2,480	2,464

Securitized Asset-Backed Receivables LLC Trust

Series 2006-FR4, Class A1, 0.22%, 8/25/2036 ‡ (b) (j)	12,900	7,022

Series 2006-NC3, Class A1, 0.36%, 9/25/2036 ‡ (j)	10,380	7,665

Series 2006-WM2, Class A2A, 0.40%, 9/25/2036 ‡ (j)	19,819	17,642

Series 2007-HE1, Class A2B, 0.19%, 12/25/2036 (j)	6,988	2,286

Series 2007-HE1, Class A2C, 0.24%, 12/25/2036 ‡ (j)	17,751	5,892

Series 2007-HE1, Class A2D, 0.30%, 12/25/2036 ‡ (j)	6,770	2,285

Series 2007-NC2, Class A2B, 0.22%, 1/25/2037 ‡ (j)	3,369	3,047

Soundview Home Loan Trust

Series 2005-2, Class M5, 1.07%, 7/25/2035 ‡ (j)	433	442

Series 2006-1, Class A4, 0.68%, 2/25/2036 ‡ (j)	1,462	1,462

Series 2006-OPT1, Class 1A1, 0.26%, 3/25/2036 ‡ (j)	8,308	8,255

Series 2006-OPT3, Class 1A1, 0.24%, 6/25/2036 ‡ (j)	11,748	11,730

Series 2006-OPT4, Class 1A1, 0.38%, 6/25/2036 ‡ (j)	9,250	9,177

Series 2006-EQ1, Class A3, 0.24%, 10/25/2036 ‡ (j)	1,705	1,703

Series 2006-NLC1, Class A1, 0.14%, 11/25/2036 ‡ (b) (j)	1,243	505

Series 2006-NLC1, Class A2, 0.20%, 11/25/2036 ‡ (b) (j)	15,340	6,323

Series 2006-NLC1, Class A3, 0.25%, 11/25/2036 ‡ (b) (j)	1,198	500

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Series 2006-NLC1, Class A4, 0.32%, 11/25/2036 ‡ (b) (j)	6,718	2,854

Series 2007-OPT3, Class 2A3, 0.26%, 8/25/2037 ‡ (j)	4,242	4,158

Specialty Underwriting & Residential Finance Trust

Series 2006-BC5, Class A1, 0.22%, 11/25/2037 ‡ (j)	4,132	3,715

Springleaf Funding Trust

Series 2017-AA, Class B, 3.10%, 7/15/2030 (b)	7,463	7,489

Series 2017-AA, Class C, 3.86%, 7/15/2030 ‡ (b)	1,943	1,946

Structured Asset Investment Loan Trust

Series 2005-4, Class M3, 0.80%, 5/25/2035 ‡ (j)	490	490

Series 2005-HE3, Class M2, 0.82%, 9/25/2035 ‡ (j)	4,475	4,256

Series 2006-2, Class A3, 0.44%, 4/25/2036 (j)	3,280	3,268

Structured Asset Securities Corp. Mortgage Loan Trust

Series 2006-WF1, Class M6, 0.88%, 2/25/2036 ‡ (j)	3,537	3,416

Series 2006-GEL4, Class M1, 0.65%, 10/25/2036 ‡ (b) (j)	3,422	3,382

Series 2006-BC5, Class A4, 0.42%, 12/25/2036 ‡ (j)	1,203	1,187

Series 2007-WF1, Class A4, 0.48%, 2/25/2037 ‡ (j)	2,831	2,823

Terwin Mortgage Trust

Series 2006-3, Class 2A2, 0.50%, 4/25/2037 (b) (j)	2,803	2,765

Towd Point Mortgage Trust

Series 2015-3, Class A4B, 3.50%, 3/25/2054 ‡ (b) (j)	2,150	2,173

Series 2019-HY2, Class A1, 1.08%, 5/25/2058 ‡ (b) (j)	11,863	11,946

Total Asset-Backed Securities (Cost $652,599)		654,790

Collateralized Mortgage Obligations — 5.1%

Adjustable Rate Mortgage Trust

Series 2005-5, Class 5A1, 2.70%, 9/25/2035 (j)	2,894	2,535

Series 2005-10, Class 1A21, 2.74%, 1/25/2036 (j)	502	474

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alternative Loan Trust

Series 2004-5CB, Class 2A1, 5.00%, 5/25/2019	67	69

Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	4	4

Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	28	27

Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	230	222

Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	153	136

Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	374	373

Series 2006-J2, Class A1, 0.58%, 4/25/2036 (j)	2,687	1,088

Series 2006-24CB, Class A1, 6.00%, 8/25/2036	1,023	808

Series 2006-24CB, Class A23, 6.00%, 8/25/2036	1,844	1,456

Series 2006-25CB, Class A9, 6.00%, 10/25/2036	2,399	1,817

Series 2006-28CB, Class A17, 6.00%, 10/25/2036	461	332

Series 2006-31CB, Class A3, 6.00%, 11/25/2036	1,588	1,260

Series 2006-41CB, Class 2A17, 6.00%, 1/25/2037	352	268

Series 2007-5CB, Class 1A31, 5.50%, 4/25/2037	512	370

American Home Mortgage Assets Trust

Series 2007-4, Class A4, 0.66%, 8/25/2037 (j)	4,885	4,657

Series 2006-2, Class 2A1, 0.46%, 9/25/2046 (j)	1,077	1,045

Angel Oak Mortgage Trust

Series 2020-1, Class B1, 3.76%, 12/25/2059 ‡ (b) (j)	2,907	2,913

Angel Oak Mortgage Trust I LLC

Series 2019-1, Class A2, 4.02%, 11/25/2048 (b) (j)	2,142	2,161

Arroyo Mortgage Trust

Series 2019-1, Class A2, 4.06%, 1/25/2049 (b) (j)	5,754	5,862

Banc of America Alternative Loan Trust

Series 2006-4, Class 2A1, 6.00%, 5/25/2021	276	279

Banc of America Funding Trust

Series 2005-1, Class 1A1, 5.50%, 2/25/2035	764	793

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	89

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Collateralized Mortgage Obligations — continued

Series 2005-B, Class 3M1, 0.76%, 4/20/2035 ‡ (j)	4,252	4,259

Series 2006-1, Class 2A1, 5.50%, 1/25/2036	237	234

Series 2006-D, Class 5A2, 2.66%, 5/20/2036 (j)	515	501

Series 2014-R7, Class 1A1, 0.23%, 5/26/2036 (b) (j)	3,600	3,530

Series 2014-R7, Class 2A1, 0.22%, 9/26/2036 (b) (j)	895	875

Series 2015-R4, Class 5A1, 0.24%, 10/25/2036 (b) (j)	7,287	7,187

Banc of America Mortgage Trust

Series 2007-3, Class 1A1, 6.00%, 9/25/2037	1,763	1,787

Bear Stearns ARM Trust

Series 2005-12, Class 22A1, 2.19%, 2/25/2036 (j)	2,867	2,863

Bear Stearns Asset-Backed Securities I Trust

Series 2004-AC5, Class A1, 5.75%, 10/25/2034 (f)	2,363	2,389

Chase Mortgage Finance Trust

Series 2005-S1, Class 1A15, 6.00%, 5/25/2035	737	764

CHL Mortgage Pass-Through Trust

Series 2005-21, Class A2, 5.50%, 10/25/2035	328	268

Series 2006-15, Class A1, 6.25%, 10/25/2036	1,096	770

Series 2006-20, Class 1A36, 5.75%, 2/25/2037	429	296

Series 2007-5, Class A6, 0.43%, 5/25/2037 (j)	1,196	560

Citicorp Mortgage Securities Trust

Series 2007-5, Class 1A9, 6.00%, 6/25/2037	1,296	1,293

Citigroup Mortgage Loan Trust

Series 2014-10, Class 3A1, 0.49%, 7/25/2036 (b) (j)	2,200	2,170

Series 2014-11, Class 4A1, 2.13%, 7/25/2036 (b) (j)	1,583	1,547

Series 2014-12, Class 1A4, 0.34%, 8/25/2036 (b) (j)	2,084	2,077

Series 2014-10, Class 1A1, 0.23%, 11/25/2036 (b) (j)	2,131	2,042

Series 2014-10, Class 4A1, 0.26%, 2/25/2037 (b) (j)	4,098	3,967

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-12, Class 2A4, 3.02%, 2/25/2037 (b) (j)	505	505

COLT Mortgage Loan Trust

Series 2020-1, Class A1, 2.49%, 2/25/2050 (b) (j)	8,238	8,253

Connecticut Avenue Securities Trust

Series 2019-R01, Class 2M2, 2.53%, 7/25/2031 ‡ (b) (j)	10,580	10,633

Series 2019-R02, Class 1M2, 2.38%, 8/25/2031 (b) (j)	4,211	4,240

Series 2019-R03, Class 1M2, 2.23%, 9/25/2031 (b) (j)	5,864	5,902

Series 2019-R04, Class 2M2, 2.18%, 6/25/2039 (b) (j)	11,702	11,731

Series 2019-R04, Class 2B1, 5.33%, 6/25/2039 (b) (j)	58,037	60,092

Series 2019-R05, Class 1B1, 4.18%, 7/25/2039 ‡ (b) (j)	2,835	2,884

Series 2019-R06, Class 2M2, 2.18%, 9/25/2039 ‡ (b) (j)	14,888	14,937

Series 2019-R06, Class 2B1, 3.83%, 9/25/2039 (b) (j)	40,275	40,819

Series 2019-R07, Class 1M2, 2.18%, 10/25/2039 ‡ (b) (j)	17,359	17,430

Series 2019-R07, Class 1B1, 3.48%, 10/25/2039 ‡ (b) (j)	7,313	7,392

Series 2020-R01, Class 1M2, 2.13%, 1/25/2040 (b) (j)	40,538	40,736

Series 2020-R02, Class 2B1, 3.08%, 1/25/2040 (b) (j)	50,423	50,231

Series 2020-R01, Class 1B1, 3.33%, 1/25/2040 ‡ (b) (j)	21,073	21,052

Credit Suisse First Boston Mortgage Securities Corp.

Series 2005-5, Class 1A1, 5.00%, 7/25/2020	15	15

Series 2005-7, Class 3A1, 5.00%, 8/25/2020	7	6

Series 2004-5, Class 4A1, 6.00%, 9/25/2034	793	838

Deephaven Residential Mortgage Trust

Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (b) (j)	8,916	8,999

Deutsche Alt-A Securities Mortgage Loan Trust

Series 2007-AR2, Class A1, 0.24%, 3/25/2037 (j)	8,347	8,391

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust

Series 2005-1, Class 2A1, 4.39%, 2/25/2020 (j)	99	99

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Collateralized Mortgage Obligations — continued

Series 2005-1, Class 1A1, 0.58%, 2/25/2035 (j)	1,030	1,009

FHLMC STACR Trust

Series 2018-DNA2, Class M1, 0.88%, 12/25/2030 ‡ (b) (j)	2,249	2,249

Series 2018-HQA2, Class M1, 0.83%, 10/25/2048 (b) (j)	2,432	2,432

FNMA, Connecticut Avenue Securities Series 2018-C04, Class 2M2, 2.63%, 12/25/2030 (j)	5,529	5,620

GCAT Trust

Series 2019-NQM3, Class A1, 2.69%, 11/25/2059 (b) (j)	9,511	9,737

Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (b) (f)	15,362	15,505

GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 0.26%, 4/26/2037 (b) (j)	474	468

GSR Mortgage Loan Trust

Series 2006-2F, Class 2A1, 5.75%, 2/25/2036	1,116	1,133

Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	754	824

HarborView Mortgage Loan Trust

Series 2004-9, Class 2A, 3.30%, 12/19/2034 (j)	389	343

Series 2006-9, Class 2A1A, 0.51%, 11/19/2036 (j)	3,136	2,953

Series 2007-1, Class 2A1A, 0.22%, 3/19/2037 (j)	19,877	18,530

HomeBanc Mortgage Trust Series 2005-4, Class A1, 0.62%, 10/25/2035 (j)	2,331	2,333

Impac CMB Trust

Series 2004-6, Class 1A2, 0.86%, 10/25/2034 (j)	694	704

Series 2005-1, Class 2A1, 0.59%, 4/25/2035 (j)	6,328	6,327

JPMorgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	574	499

JPMorgan Seasoned Mortgage Trust Series 2014-1, Class A2, 0.58%, 5/25/2033 (b) (j)	5,724	5,693

MASTR Alternative Loan Trust

Series 2004-7, Class 10A1, 6.00%, 6/25/2034	546	576

Series 2005-5, Class 3A1, 5.75%, 8/25/2035	1,895	1,340

NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 3/25/2034 (b)	1,079	1,089

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 0.29%, 12/26/2036 (b) (j)	1,809	1,791

Prime Mortgage Trust Series 2005-2, Class 2A1, 6.24%, 10/25/2032 (j)	873	890

RALI Trust

Series 2003-QS20, Class CB, 5.00%, 11/25/2018	43	45

Series 2006-QS18, Class 3A3, 5.75%, 12/25/2021	51	49

RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 0.24%, 8/26/2036 (b) (j)	2,358	2,340

Residential Asset Securitization Trust

Series 2004-A6, Class A1, 5.00%, 8/25/2019	3	3

Series 2006-R1, Class A2, 0.48%, 1/25/2046 (j)	15,677	4,616

RFMSI Trust

Series 2005-SA2, Class 2A2, 2.89%, 6/25/2035 (j)	1,087	1,092

Series 2006-S9, Class A1, 6.25%, 9/25/2036	1,843	1,808

Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,324	1,301

Series 2006-SA4, Class 2A1, 4.66%, 11/25/2036 (j)	894	870

Series 2006-S12, Class 3A9, 5.75%, 12/25/2036	1,530	1,526

Series 2007-S2, Class A4, 6.00%, 2/25/2037	536	509

Series 2007-SA4, Class 3A1, 4.26%, 10/25/2037 (j)	8,661	7,255

Starwood Mortgage Residential Trust

Series 2018-IMC2, Class A2, 4.22%, 10/25/2048 (b) (j)	4,380	4,438

Series 2019-INV1, Class A3, 2.92%, 9/27/2049 (b) (j)	2,280	2,308

Thornburg Mortgage Securities Trust

Series 2002-4, Class 3A, 2.09%, 12/25/2042 (j)	507	515

Verus Securitization Trust

Series 2019-INV2, Class B1, 4.45%, 7/25/2059 ‡ (b) (j)	3,250	3,310

Series 2020-1, Class B1, 3.62%, 1/25/2060 ‡ (b) (j)	1,998	2,028

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-7, Class 1A2, 0.53%, 9/25/2035 (j)	584	499

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	91

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Collateralized Mortgage Obligations — continued

Series 2005-8, Class 1A8, 5.50%, 10/25/2035	76	76

Total Collateralized Mortgage Obligations (Cost $489,228)		500,146

Loan Assignments — 5.0% (k)

Aerospace & Defense — 0.0% (a)

Spirit AeroSystems, Inc. Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.00%, 1/15/2025 (c)	1,004	1,009

TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 2.33%, 12/9/2025 (c) (d)	3,769	3,707

		4,716

Auto Components — 0.1%

Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.58%, 4/10/2028 (c)	1,906	1,901

American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024 (c)	1,759	1,751

Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 10/1/2025 (c)	983	971

Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 1/31/2028 (c)	2,183	2,174

Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 1/4/2028 (c) (l)	1,479	1,478

		8,275

Beverages — 0.0% (a)

Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028 (c)	1,591	1,579

Building Products — 0.1%

Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.38%, 7/31/2026 (c)	1,354	1,353

American Bath Group LLC, 1st Lien Term Loan B1 (ICE LIBOR USD 2 Month + 3.75%; ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/2027 (c)	1,667	1,659

Forterra Finance LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/25/2023 (c)	1,026	1,025

Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 2.75%, 5/22/2028 (c) (l)	2,088	2,070

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued

Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.08%, 11/21/2024 (c)	2,351	2,342

		8,449

Capital Markets — 0.0% (a)

Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027 (c)	2,287	2,288

Chemicals — 0.2%

Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 3/31/2027 (c)	5,484	5,457

Gemini HDPE LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 12/31/2027 (c)	2,346	2,340

INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026 (c) (d)	1,562	1,564

Momentive Performance Materials, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 5/15/2024 (c)	1,985	1,978

PQ Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 6/9/2028 (c)	1,535	1,532

Starfruit US Holdco LLC, 1st Lien Senior Secured Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/1/2025 (c)	1,615	1,595

Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.08%, 9/6/2024 (c) (d)	1,045	1,034

		15,500

Commercial Services & Supplies — 0.1%

Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/12/2028 (c)	2,160	2,159

Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.34%, 10/30/2026 (c)	1,450	1,445

Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 3/10/2028 (c)	1,481	1,468

Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 6/21/2028 (c)	1,432	1,422

Nielsen Holdings plc, Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.10%, 3/6/2028 (c)	1,531	1,528

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Loan Assignments — continued

Commercial Services & Supplies — continued

Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026 (c)	5,388	5,377

		13,399

Communications Equipment — 0.1%

API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.58%, 10/1/2026 (c)	1,847	1,828

CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 4/6/2026 (c) (l)	3,429	3,388

Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 7/2/2025 (c)	384	374

		5,590

Construction & Engineering — 0.1%

Osmose Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/23/2028 (c) (l)	915	909

Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 1/21/2028 (c)	1,760	1,751

Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 1/24/2027 (c)	3,009	2,965

		5,625

Containers & Packaging — 0.2%

Altium Packaging LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 2/3/2028 (c) (l)	2,043	2,025

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/3/2024 (c)	11,982	11,659

Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027 (c)	2,177	2,167

LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.08%, 7/1/2026 (c)	1,514	1,512

Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 2/5/2026 (c)	2,289	2,272

Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 2/5/2023 (c) (d)	1,809	1,798

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued

Ring Container Technologies Group, LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 8/12/2028 (c) (l)	1,300	1,296

Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 7/29/2028 (c) (l)	878	878

		23,607

Diversified Consumer Services — 0.1%

Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 2 Month + 4.25%), 4.36%, 5/13/2027 (c) (d)	2,293	2,290

Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.88%, 8/3/2026 (c)	1,119	1,118

Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 4/3/2028 (c)	2,205	2,162

Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028 (c)	1,895	1,896

St. George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 7/17/2025 (c)	3,051	3,030

		10,496

Diversified Financial Services — 0.0% (a)

Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 3/21/2025 (c)	871	851

Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027 (c)	1,820	1,806

		2,657

Diversified Telecommunication Services — 0.2%

CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.33%, 3/15/2027 (c)	3,435	3,391

Cincinnati Bell, Inc., Term Loan B (1 Week LIBOR + 3.25%), 4.25%, 10/2/2024 (c)	5,508	5,500

Intelsat Jackson Holding, 1st Lien DIP Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 7/13/2022 (c)	1,874	1,882

Intelsat Jackson Holdings SA, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023 (c) (d)	6,340	6,430

MetroNet Systems Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 6/2/2028 (c)	1,480	1,477

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	93

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Loan Assignments — continued

Diversified Telecommunication Services — continued

Numericable US LLC, 1st Lien Term Loan B (France) (ICE LIBOR USD 3 Month + 3.69%), 3.81%, 1/31/2026 (c)	2,095	2,075

		20,755

Electric Utilities — 0.1%

Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 12/10/2027 (c)	2,655	2,650

Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.65%, 2/16/2026 (c)	2,211	2,123

Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.50%, 12/15/2027 (c)	2,468	2,460

PG&E Corp., Exit Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 6/23/2025 (c)	2,526	2,417

		9,650

Electrical Equipment — 0.1%

Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025 (c)	4,471	4,431

Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.85%, 3/2/2027 (c)	4,696	4,663

		9,094

Electronic Equipment, Instruments & Components — 0.0% (a)

Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%), 4.00%, 6/30/2028 (c) (l)	2,200	2,203

Entertainment — 0.1%

Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 3/1/2025 (c)	2,114	2,101

Cineworld Finance US, Inc., 1st Lien Term Loan B (United Kingdom)

(3-MONTH FIXED LIBOR + 7.00%), 15.25%, 5/23/2024 (c)	211	260

(ICE LIBOR USD 3 Month + 2.50%), 3.50%, 2/28/2025 (c)	1,734	1,349

Delta 2 (Lux) SARL, 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024 (c)	1,765	1,758

WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.21%, 1/20/2028 (c)	3,178	3,136

		8,604

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — 0.0% (a)

VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 12/20/2024 (c)	3,250	3,230

Food & Staples Retailing — 0.1%

Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038 (c)	76	79

Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 7.00%), 8.00%, 4/1/2024 ‡ (c)	557	582

Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 1 Month + 10.75%), 11.75%, 10/1/2024 (c)	4,611	4,046

United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.58%, 10/22/2025 (c)	1,309	1,303

Utz Quality Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 1/20/2028 (c)	1,274	1,268

		7,278

Food Products — 0.1%

Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/7/2024 (c) (d)	1,465	1,468

B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.58%, 10/10/2026 (c) (d)	1,535	1,533

Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 3.78%, 5/23/2025 (c)	1,314	1,301

JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.08%, 5/1/2026 (c)	1,567	1,557

Shearer’s Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 9/23/2027 (c)	1,112	1,109

		6,968

Health Care Equipment & Supplies — 0.0% (a)

Insulet, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/4/2028 (c)	1,720	1,718

Health Care Providers & Services — 0.4%

Air Medical Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/2025 (c)	1,483	1,488

Air Medical Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 3/14/2025 (c)	9,773	9,787

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Loan Assignments — continued

Health Care Providers & Services — continued

CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.33%, 8/31/2026 (c)	1,975	1,967

DaVita, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 8/12/2026 (c)	3,012	2,993

Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.83%, 10/10/2025 (c)	11,310	9,917

ICON Luxembourg SARL, 1st Lien Term Loan B (Ireland) (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028 (c)	429	428

ICON Luxembourg SARL, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028 (c)	1,721	1,720

LifePoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.83%, 11/16/2025 (c)	1,558	1,546

Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.83%, 3/31/2027 (c)	1,765	1,753

PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 11/30/2027 (c)	1,461	1,459

Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 2/14/2025 (c)	3,151	3,146

Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 6/27/2025 (c)	1,975	1,959

Sound Inpatient Physicians Holdings LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 6.83%, 6/26/2026 (c)	537	536

Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024 (c)	1,358	1,319

U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.13%, 6/26/2026 (c) (d)	4,356	4,353

WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.00%, 1/8/2027 (c) (d)	4,362	4,370

		48,741

Hotels, Restaurants & Leisure — 0.3%

1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 11/19/2026 (c) (d)	1,560	1,532

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 12/23/2024 (c)	2,081	2,062

CCM Merger, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/4/2025 (c)	1,225	1,223

CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024 (c)	3,015	3,007

Enterprise Development Authority (The), 1st lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.00%, 2/28/2028 (c)	1,891	1,893

Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 3.25%, 10/4/2023 (c)	1,190	1,181

IRB Holding Corp., 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025 (c)	3,209	3,196

(ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027 (c)	900	899

Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 8/14/2024 (c)	4,647	4,603

UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026 (c)	7,970	7,917

Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 8/3/2028 (c) (l)	2,150	2,142

		29,655

Household Durables — 0.0% (a)

Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028 (c)	1,260	1,259

MI Windows and Doors, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/18/2027 (c)	448	449

Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 6/29/2028 (c)	1,044	1,042

		2,750

Household Products — 0.0% (a)

Reynolds Consumer Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 2/4/2027 (c)	2,669	2,649

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	95

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Loan Assignments — continued

Independent Power and Renewable Electricity Producers — 0.1%

Calpine Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 12/16/2027 (c)	3,091	3,063

Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 8/28/2025 (c) (d)	2,903	2,845

		5,908

Insurance — 0.1%

Alliant Holdings Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 5/9/2025 (c)	2,439	2,411

Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 7/31/2027 (c)	354	347

Asurion LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 5.25%), 5.33%, 1/31/2028 (c)	535	532

Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 11/3/2024 (c)	2,986	2,935

HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 2.88%, 4/25/2025 (c) (d)	2,410	2,381

USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.15%, 5/16/2024 (c)	2,429	2,406

		11,012

Internet & Direct Marketing Retail — 0.1%

Getty Images, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 4.50%), 4.63%, 2/19/2026 (c)	1,905	1,901

GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 10/10/2025 (c)	3,455	3,438

Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 9/25/2026 (c) (l)	1,188	1,184

		6,523

IT Services — 0.1%

Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027 (c)	1,900	1,881

Virtusa Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.00%, 2/11/2028 (c)	449	450

Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 3/9/2027 (c)	4,169	4,113

		6,444

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Leisure Products — 0.1%

Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 5/24/2027 (c)	1,582	1,565

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (c) (d)	2,724	297

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100 (c) (d)	10,435	—	(e)

Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024 (c)	949	927

Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025 (c)	2,203	2,176

		4,965

Life Sciences Tools & Services — 0.1%

Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 8/30/2026 (c)	2,813	2,812

Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 11/8/2027 (c)	3,030	3,026

PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 8/11/2028 (c) (l)	2,546	2,545

		8,383

Machinery — 0.2%

Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (c)	2,677	2,676

Club Car, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/2028 (c)	1,189	1,188

Gardner Denver Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 3/1/2027 (c) (d)	535	534

Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027 (c)	2,435	2,435

Thyssenkrupp Elevators, 1st Lien Term Loan B1 (ICE LIBOR USD 6 Month + 3.50%), 4.00%, 7/30/2027 (c)	1,653	1,650

Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.17%, 3/28/2025 (c)	11,970	11,703

		20,186

Media — 0.4%

Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 2.90%, 1/31/2026 (c)	2,963	2,905

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Loan Assignments — continued

Media — continued

CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.58%, 11/18/2024 (c) (d)	1,545	1,522

Charter Communications Operating LLC, 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 2/1/2027 (c)	10,532	10,420

Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 3.63%, 8/21/2026 (c)	7,153	6,979

Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 8/24/2026 (c)	1,081	672

Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 5.75%, 8/2/2027 (c)	1,493	1,492

E.W. Scripps Co. (The), 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 1/7/2028 (c)	1,397	1,394

iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 5/1/2026 (c)	3,947	3,910

iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/1/2026 (c) (d)	638	635

Meredith Corp., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.50%), 2.58%, 1/31/2025 (c) (d)	1,092	1,086

(ICE LIBOR USD 3 Month + 4.25%), 5.25%, 1/31/2025 (c)	812	828

MidContinent Communications, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 8/15/2026 (c)	1,062	1,060

Nielsen Finance LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 2.10%, 10/4/2023 (c)	1,276	1,274

Sinclair Broadcast Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.34%, 1/3/2024 (c)	431	422

Summer BC Holdco B SARL, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.50%), 5.25%, 12/4/2026 (c)	524	523

		35,122

Oil, Gas & Consumable Fuels — 0.1%

Buckeye Partners LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 2.35%, 11/1/2026 (c)	3,259	3,221

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 8/1/2023 (c)	678	667

Epic Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.12%, 3/2/2026 (c)	6,955	5,265

Navitas Midstream Midland Basin LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/13/2024 (c)	1,860	1,851

Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 5/22/2026 (c) (d)	1,273	1,271

		12,275

Paper & Forest Products — 0.0% (a)

Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 9/7/2027 (c)	2,496	2,478

Personal Products — 0.1%

Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/17/2028 (c)	1,510	1,508

Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026 (c)	8,378	8,382

		9,890

Pharmaceuticals — 0.2%

Elanco Animal Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.85%, 8/1/2027 (c)	6,004	5,896

Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 5/5/2028 (c) (l)	2,100	2,100

Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 6/2/2025 (c)	15,645	15,584

		23,580

Professional Services — 0.0% (a)

Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/6/2026 (c)	2,596	2,575

Road & Rail — 0.1%

First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%), 3.50%, 7/21/2028 (c) (l)	1,492	1,480

First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 2 Month + 3.00%), 3.50%, 7/21/2028 (c) (l)	551	546

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	97

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Loan Assignments — continued

Road & Rail — continued

Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.15%, 12/30/2026 (c)	4,246	4,199

Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 6/30/2028 (c)	1,851	1,843

Hertz Corp. (The), 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 6/30/2028 (c)	349	347

		8,415

Software — 0.4%

Ascend Learning LLC, Term Loan B

(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024 (c) (d)	4,583	4,577

(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (c)	267	267

Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026 (c)	2,189	2,189

Cloudera, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 12/22/2027 (c)	2,159	2,157

Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/22/2027 (c)	1,687	1,685

DigiCert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.08%, 2/19/2029 (c)	445	448

Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (c)	3,206	3,212

Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 7/1/2024 (c)	1,270	1,270

Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 2/25/2027 (c)	3,410	3,386

ION Corporates, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 3.92%, 3/11/2028 (c)	1,180	1,174

LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 4.85%, 8/31/2027 (c)	2,194	2,185

Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/1/2027 (c)	1,488	1,490

Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.58%, 6/1/2026 (c) (d)	2,024	2,007

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued

Proofpoint, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/9/2028 (c) (l)	1,520	1,510

Qlik Technologies, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 4/26/2024 (c)	1,433	1,432

RealPage, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 4/24/2028 (c)	1,490	1,481

SonicWall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 7.63%, 5/18/2026 (c)	700	693

SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 4/16/2025 (c)	971	955

SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 4/16/2025 (c)	748	736

ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 3/24/2028 (c)	1,115	1,110

Ultimate Software Group, Inc. (The), 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026 (c)	4,208	4,208

		38,172

Specialty Retail — 0.4%

AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 10/19/2027 (c)	1,712	1,712

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.58%, 12/18/2026 (c) (d) (m)	8,730	8,395

Consilio, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 5/12/2028 (c)	1,450	1,438

DigiCert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.08%, 10/16/2026 (c)	607	606

Leslie’s Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 3/9/2028 (c) (l)	2,864	2,847

Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027 (c)	1,610	1,599

Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028 (c)	2,130	2,124

Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.58%, 12/22/2025 (c)	13,336	13,107

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Loan Assignments — continued

Specialty Retail — continued

Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023 (c)	727	690

Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.13%, 4/16/2026 (c)	3,689	3,481

		35,999

Technology Hardware, Storage & Peripherals — 0.1%

KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.83%, 12/22/2025 (c)	3,014	2,981

Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.38%, 5/16/2025 (c) (d)	3,214	3,208

Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 8.38%, 5/18/2026 (c)	1,104	1,099

		7,288

Textiles, Apparel & Luxury Goods — 0.0% (a)

Birkenstock, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.75%), 4.25%, 4/28/2028 (c)	1,815	1,812

Wireless Telecommunication Services — 0.0% (a)

CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027 (c)	2,198	2,202

Total Loan Assignments (Cost $498,923)		498,705

	SHARES ($000)
Common Stocks — 0.7%

Chemicals — 0.1%

Reichhold , Inc. * ‡	9	17,118

Commercial Services & Supplies — 0.0% (a)

Remington LLC * ‡	10,425	—	(e)

Communications Equipment — 0.0% (a)

Aspect Software, Inc., Class CR1 * ‡	275	—	(e)

Aspect Software, Inc., Class CR2 * ‡	111	—	(e)

Goodman Networks, Inc. * ‡	213	—	(e)

		—	(e)

Diversified Telecommunication Services — 0.0% (a)

Frontier Communications Parent, Inc. *	124	3,654

Energy Equipment & Services — 0.0% (a)

Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	204	—	(e)

INVESTMENTS	SHARES ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — 0.1%

VICI Properties, Inc.	187	5,783

Food & Staples Retailing — 0.0% (a)

Moran Foods Backstop Equity * ‡	173	776

Health Care Providers & Services — 0.0% (a)

Intl Oncology Care, Inc. * ‡	158	1,591

Independent Power and Renewable Electricity Producers — 0.0% (a)

Vistra Common Equity *	9	180

Internet & Direct Marketing Retail — 0.1%

MYT Holding Co. * ‡	1,412	7,979

Media — 0.1%

Clear Channel Outdoor Holdings, Inc. *	711	1,871

iHeartMedia, Inc., Class A *	141	3,497

		5,368

Multiline Retail — 0.0% (a)

Neiman Marcus Group Restricted Equity *	5	691

Oil, Gas & Consumable Fuels — 0.2%

Battalion Oil Corp. *	19	204

California Resources Corp. *	22	755

Chesapeake Energy Corp.	2	124

EP Energy Corp. *	106	9,656

Gulfport Energy Operating Corp. *	31	2,094

Nine Point Energy Holdings, Inc. * ‡	10,112	101

Oasis Petroleum, Inc.	34	2,926

		15,860

Professional Services — 0.1%

NMG, Inc. *	47	6,209

Specialty Retail — 0.0% (a)

Claire’s Stores, Inc. * ‡	6	1,244

Total Common Stocks (Cost $33,811)		66,453

	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 0.4%

Harvest Commercial Capital Loan Trust

Series 2019-1, Class M4, 4.64%, 9/25/2046 ‡ (b) (j)	3,555	3,441

Velocity Commercial Capital Loan Trust

Series 2014-1, Class M6, 8.08%, 9/25/2044 ‡ (b) (j)	134	134

Series 2015-1, Class M5, 7.23%, 6/25/2045 ‡ (b) (j)	966	976

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	99

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Mortgage-Backed Securities — continued

Series 2016-1, Class M3, 6.81%, 4/25/2046 ‡ (b) (j)	1,098	1,094

Series 2016-1, Class M7, 8.64%, 4/25/2046 ‡ (b) (j)	4,748	5,090

Series 2016-1, Class M5, 8.64%, 4/25/2046 ‡ (b) (j)	5,151	5,274

Series 2016-2, Class M3, 5.50%, 10/25/2046 ‡ (j)	759	760

Series 2016-2, Class M4, 7.23%, 10/25/2046 ‡ (j)	1,774	1,794

Series 2017-1, Class M3, 5.35%, 5/25/2047 ‡ (b) (j)	2,802	2,853

Series 2017-1, Class M4, 6.40%, 5/25/2047 ‡ (b) (j)	3,231	3,294

Series 2017-1, Class M5, 7.95%, 5/25/2047 ‡ (b) (j)	2,039	2,083

Series 2017-2, Class M4, 5.00%, 11/25/2047 ‡ (b) (j)	2,483	2,478

Series 2018-1, Class M3, 4.41%, 4/25/2048 ‡ (b)	871	896

Series 2018-1, Class M4, 5.01%, 4/25/2048 ‡ (b)	612	624

Series 2018-1, Class M5, 6.26%, 4/25/2048 ‡ (b)	387	396

Series 2018-2, Class M2, 4.51%, 10/26/2048 ‡ (b) (j)	1,273	1,319

Series 2018-2, Class M3, 4.72%, 10/26/2048 ‡ (b) (j)	1,245	1,280

Series 2018-2, Class M4, 5.32%, 10/26/2048 ‡ (b) (j)	2,870	2,956

Series 2019-2, Class M1, 3.26%, 7/25/2049 ‡ (b) (j)	2,679	2,725

Total Commercial Mortgage-Backed Securities (Cost $39,554)		39,467

Private Placements — 0.2%

Commercial Loans — 0.2%

8995 Collins LLC (ICE LIBOR USD 1 Month + 7.50%), 0.00%, 6/4/2024 ‡ (c) (d) (Cost $30,600)	30,600	23,155

Foreign Government Securities — 0.1%

Export-Import Bank of Korea (South Korea)

(ICE LIBOR USD 3 Month + 0.53%), 0.67%, 6/25/2022 (c) (Cost $12,660)	12,660	12,695

	SHARES ($000)
Convertible Preferred Stocks — 0.1%

Specialty Retail — 0.1%

Claire’s Stores, Inc. * ‡ (Cost $1,538)	4	9,911

INVESTMENTS	SHARES ($000)		VALUE ($000)

Preferred Stocks — 0.0% (a)

Banks — 0.0% (a)

GMAC Capital Trust I

Series 2, (ICE LIBOR USD 3 Month + 5.79%), 5.91%, 2/15/2040 ($25 par value) (c)	11		291

Communications Equipment — 0.0% (a)

Goodman Networks, Inc. * ‡	253		3

Internet & Direct Marketing Retail — 0.0% (a)

MYT Holding LLC

Series A, 10.00%, 6/6/2029 ‡	2,436		2,496

Total Preferred Stocks (Cost $3,483)			2,790

	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% (a)

Media — 0.0% (a)

DISH Network Corp. 3.38%, 8/15/2026	1,190		1,242

Oil, Gas & Consumable Fuels — 0.0% (a)

Gulfport Energy Corp. 10.00%, 10/4/2021 (g) (h) ‡	—	(e)	377

Total Convertible Bonds (Cost $1,078)			1,619

	NO. OF WARRANTS (000)
Warrants — 0.0% (a)

Diversified Telecommunication Services — 0.0% (a)

Windstream Holdings, Inc.

expiring 12/31/2049, price 10.75 USD*‡	—	(e)	8

Entertainment — 0.0% (a)

Cineworld Group expiring 12/31/2049, price 4149.00 GBP (United Kingdom) *	67		23

Media — 0.0% (a)

Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	34		649

Oil, Gas & Consumable Fuels — 0.0% (a)

Chesapeake Energy Corp. expiring 2/9/2026, price 35.71 USD *	4		99

Total Warrants (Cost $–(e))			779

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Short-Term Investments — 47.5%

Certificates of Deposit — 0.8%

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.21%, 9/16/2021 (Cost $75,000)	75,000	75,004

Commercial Paper — 1.5%

CDP Financial, Inc. (Canada) 0.14%, 9/9/2021 (b) (n)	30,500	30,499

Federation des Caisses Desjardins du Quebec (Canada) 0.17%, 9/21/2021 (b) (n)	50,000	49,999

Hydro-Quebec (Canada) 0.11%, 12/15/2021 (b) (n)	30,000	29,994

Victory Receivables Corp. 0.08%, 10/15/2021 (b) (n)	36,525	36,520

Total Commercial Paper (Cost $147,006)		147,012

	SHARES (000)

Investment Companies — 40.9%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (o) (p) (Cost $4,045,621)	4,045,621	4,045,621

	PRINCIPAL AMOUNT ($000)

Repurchase Agreements — 0.7%

Bofa Securities, Inc., 0.48%, dated 8/31/2021, due 11/9/2021, repurchase price $65,061, collateralized by Municipal Debt Securities, 6.50%, due 7/1/2036 and Sovereign Government Securities, 5.63%—6.35%, due 2/26/2044—2/12/2048, with the value of $70,201. (Cost $65,000)	65,000	65,000

U.S. Treasury Obligations — 3.6%

U.S. Treasury Bills

0.04%, 9/2/2021 (n)	350,000	349,999

0.04%, 10/14/2021 (n) (q)	3,330	3,330

Total U.S. Treasury Obligations (Cost $353,330)		353,329

Total Short-Term Investments (Cost $4,685,957)		4,685,966

Total Investments — 99.8% (Cost $9,802,927)		9,858,910
Other Assets Less Liabilities — 0.2%		18,957

NET ASSETS — 100.0%		$9,877,867

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
BSBY	Bloomberg Short Term Bank Yield Index
DIP	Debtor-in-Possession
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Amount rounds to less than 0.1% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2021.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	All or a portion of this security is unsettled as of August 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	The rate shown is the effective yield as of August 31, 2021.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of August 31, 2021.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	101

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of August 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts

3 Month Eurodollar	3,507	12/2022	USD	873,067	602

Short Contracts

U.S. Treasury 2 Year Note	(334)	12/2021	USD	(73,592)	(53)

U.S. Treasury 5 Year Note	(28)	12/2021	USD	(3,464)	(5)

U.S. Treasury 10 Year Note	(366)	12/2021	USD	(48,832)	(26)

3 Month Eurodollar	(3,507)	12/2024	USD	(865,089)	(304)

					(388)

					214

Abbreviations

USD	United States Dollar

Over-the-Counter (“OTC”) Credit default swap contracts outstanding—buy protection(a) as of August 31, 2021 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.24	USD 14,170	2,771	(2,637)	134
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.24	USD 6,970	1,310	(1,244)	66
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.24	USD 13,370	3,973	(3,847)	126
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.24	USD 6,600	1,840	(1,777)	63
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.24	USD 13,380	3,404	(3,278)	126
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	12.95	USD 7,270	(117)	839	722
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	12.95	USD 7,000	(56)	752	696
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	12.95	USD 7,230	(109)	826	717
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	12.95	USD 7,220	(128)	845	717
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	12.95	USD 7,260	(112)	834	722
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	46.00	USD 6,900	5,854	(5,853)	1
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	46.00	USD 10,550	8,435	(8,432)	3

							27,065	(22,972)	4,093

Centrally Cleared Credit default swap contracts outstanding—buy protection(a) as of August 31, 2021 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.35-V1	1.00	Quarterly	6/20/2026	1.52	USD 129,150	5,022	(2,200)	2,822

CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD 20,600	(1,687)	(536)	(2,223)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD 20,200	(1,657)	(523)	(2,180)
CDX.NA.IG.34-V1	1.00	Quarterly	6/20/2025	0.47	USD 82,800	(83)	(1,745)	(1,828)
CDX.NA.IG.36-V1	1.00	Quarterly	6/20/2026	0.46	USD 101,800	(2,327)	(456)	(2,783)
iTraxx.Europe.Main.35-V1	1.00	Quarterly	6/20/2026	0.45	EUR 347,600	(9,050)	(2,746)	(11,796)

						(14,804)	(6,006)	(20,810)

						(9,782)	(8,206)	(17,988)

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total return swap contracts outstanding as of August 31, 2021 (amounts in thousands):

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	FREQUENCY OF PAYMENTS MADE/RECEIVED	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	1/12/2042	USD 73,590	—	2
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2042	USD 71,780	—	2
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2041	USD 93,720	—	(1)
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	1/12/2041	USD 109,972	—	(1)

							—	2

Abbreviations
ABX	Asset-Backed Securities Index
CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	103

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Summary of total OTC swap contracts outstanding as of August 31, 2021 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets

OTC Credit default swap contracts outstanding—buy protection	27,065	4,093

OTC Total return swap contracts outstanding	—	4

Total OTC swap contracts outstanding	27,065	4,097

Liabilities

OTC Total return swap contracts outstanding	—	(2)

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 53.6%

Aerospace & Defense — 0.7%

Airbus SE (France) 3.15%, 4/10/2027 (a)	500	540

Boeing Co. (The)

1.17%, 2/4/2023	2,000	2,001

3.55%, 3/1/2038	500	516

Lockheed Martin Corp. 3.80%, 3/1/2045	250	295

Northrop Grumman Corp. 3.85%, 4/15/2045	250	291

Raytheon Technologies Corp. 4.15%, 5/15/2045	300	358

Triumph Group, Inc. 8.88%, 6/1/2024 (a)	3	3

		4,004

Air Freight & Logistics — 0.2%

FedEx Corp. 4.10%, 2/1/2045	500	578

United Parcel Service, Inc. 3.40%, 9/1/2049	300	340

		918

Airlines — 0.1%

Delta Air Lines, Inc. 3.80%, 4/19/2023	500	518

Auto Components — 0.0% (b)

American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	77	79

Clarios Global LP 6.75%, 5/15/2025 (a)	14	15

Cooper-Standard Automotive, Inc.

13.00%, 6/1/2024 (a)	30	34

5.63%, 11/15/2026 (a)	35	29

Tenneco, Inc. 5.00%, 7/15/2026	10	10

		167

Automobiles — 1.6%

BMW US Capital LLC (Germany) 0.80%, 4/1/2024 (a)	2,000	2,012

Daimler Finance North America LLC (Germany)

2.85%, 1/6/2022 (a)	500	504

0.75%, 3/1/2024 (a)	2,000	2,005

Ford Motor Co. 8.50%, 4/21/2023	18	20

Hyundai Capital America

2.65%, 2/10/2025 (a)	1,000	1,045

1.50%, 6/15/2026 (a)	500	497

Kia Corp. (South Korea) 1.00%, 4/16/2024 (a)	1,000	1,004

Nissan Motor Acceptance Corp.

1.90%, 9/14/2021 (a)	750	750

2.65%, 7/13/2022 (a)	750	756

Volkswagen Group of America Finance LLC (Germany) 2.50%, 9/24/2021 (a)	800	801

		9,394

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — 9.3%

Banco Santander SA (Spain) 3.85%, 4/12/2023	400	421

Bank of America Corp.

Series L, 3.95%, 4/21/2025	500	548

(ICE LIBOR USD 3 Month + 1.18%), 3.19%, 7/23/2030 (c)	1,000	1,082

(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (c)	500	593

(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,000	985

(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048 (c)	250	316

Series N, (SOFR + 1.65%), 3.48%, 3/13/2052 (c)	300	333

Bank of Nova Scotia (The) (Canada) 0.55%, 9/15/2023	1,500	1,504

Barclays plc (United Kingdom)

3.65%, 3/16/2025	750	813

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.64%, 6/24/2031 (c)	1,250	1,273

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.67%, 3/10/2032 (c)	500	509

BNP Paribas SA (France)

2.95%, 5/23/2022 (a)	200	204

(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	1,000	1,029

(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (c)	500	504

(SOFR + 1.39%), 2.87%, 4/19/2032 (a) (c)	500	519

Canadian Imperial Bank of Commerce (Canada)

0.95%, 6/23/2023	1,500	1,514

1.25%, 6/22/2026	500	500

Citigroup, Inc.

5.50%, 9/13/2025	1,000	1,162

(SOFR + 1.42%), 2.98%, 11/5/2030 (c)	500	532

(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	1,000	1,033

6.63%, 6/15/2032	320	437

(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048 (c)	300	377

Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.11%, 2/24/2027 (a) (c)	750	744

Credit Agricole SA (France)

3.38%, 1/10/2022 (a)	1,700	1,719

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	750	768

Discover Bank 3.35%, 2/6/2023	500	520

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	105

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

HSBC Holdings plc (United Kingdom)

(SOFR + 1.93%), 2.10%, 6/4/2026 (c)	1,000	1,028

(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	750	757

(SOFR + 2.39%), 2.85%, 6/4/2031 (c)	1,000	1,044

(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	500	502

ING Groep NV (Netherlands)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (c)	1,000	1,006

(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	500	508

Korea Development Bank (The) (South Korea) 3.38%, 3/12/2023	750	783

Lloyds Banking Group plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024 (c)	1,000	1,004

4.38%, 3/22/2028	750	863

Mitsubishi UFJ Financial Group, Inc. (Japan)

2.67%, 7/25/2022	750	766

3.20%, 7/18/2029	750	816

2.05%, 7/17/2030	500	500

Mizuho Financial Group, Inc. (Japan)

2.95%, 2/28/2022	750	760

2.84%, 9/13/2026	500	538

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	750	743

(SOFR + 1.57%), 2.87%, 9/13/2030 (c)	500	530

Natwest Group plc (United Kingdom)

3.88%, 9/12/2023	1,000	1,064

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	500	542

Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.79%), 1.09%, 3/15/2025 (c)	1,000	1,003

Societe Generale SA (France)

1.38%, 7/8/2025 (a)	1,000	1,006

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (c)	500	510

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.78%, 7/12/2022	1,000	1,022

1.47%, 7/8/2025	750	761

3.54%, 1/17/2028	500	557

2.72%, 9/27/2029	500	527

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.80%, 9/12/2023 (a)	1,000	1,008

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Toronto-Dominion Bank (The) (Canada)

0.45%, 9/11/2023	3,000	3,003

0.55%, 3/4/2024	1,000	1,000

Truist Bank 3.00%, 2/2/2023	750	777

Truist Financial Corp.

2.70%, 1/27/2022	750	757

(SOFR + 0.61%), 1.27%, 3/2/2027 (c)	750	752

1.13%, 8/3/2027	750	740

Wells Fargo & Co.

(SOFR + 1.60%), 1.65%, 6/2/2024 (c)	1,000	1,021

3.00%, 2/19/2025	500	534

(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	750	782

(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	1,000	1,048

Wells Fargo Bank NA 6.60%, 1/15/2038	300	441

Westpac Banking Corp. (Australia)

2.00%, 1/13/2023	1,000	1,024

2.65%, 1/16/2030	500	540

		52,506

Beverages — 1.2%

Anheuser-Busch Cos. LLC (Belgium)

4.70%, 2/1/2036	1,000	1,233

4.90%, 2/1/2046	500	638

Coca-Cola Co. (The) 1.65%, 6/1/2030	500	496

Constellation Brands, Inc. 3.70%, 12/6/2026	500	555

Keurig Dr Pepper, Inc.

0.75%, 3/15/2024	1,700	1,702

3.40%, 11/15/2025	500	545

PepsiCo, Inc.

0.75%, 5/1/2023	1,000	1,009

1.40%, 2/25/2031	500	490

		6,668

Biotechnology — 0.6%

AbbVie, Inc. 4.25%, 11/21/2049	1,000	1,214

Amgen, Inc. 4.40%, 5/1/2045	750	923

Gilead Sciences, Inc. 3.50%, 2/1/2025	500	541

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	750	721

		3,399

Building Products — 0.4%

Carrier Global Corp. 2.70%, 2/15/2031	500	521

CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	500	549

Griffon Corp. 5.75%, 3/1/2028	40	42

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Building Products — continued

Johnson Controls International plc 4.50%, 2/15/2047	350	443

Masco Corp. 1.50%, 2/15/2028	1,000	986

		2,541

Capital Markets — 5.1%

Ameriprise Financial, Inc. 3.00%, 4/2/2025	1,000	1,068

Bank of New York Mellon Corp. (The)

(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (c)	750	763

0.75%, 1/28/2026	1,500	1,489

BlackRock, Inc. 3.25%, 4/30/2029	500	557

Brookfield Finance, Inc. (Canada) 3.90%, 1/25/2028	500	562

Cboe Global Markets, Inc. 3.65%, 1/12/2027	1,000	1,116

Charles Schwab Corp. (The)

0.75%, 3/18/2024	1,000	1,007

3.25%, 5/22/2029	500	552

CME Group, Inc. 3.00%, 3/15/2025	500	536

Credit Suisse AG (Switzerland)

3.00%, 10/29/2021	700	703

2.10%, 11/12/2021	750	753

1.00%, 5/5/2023	1,000	1,010

Credit Suisse Group AG (Switzerland)

(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (c)	500	492

(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (c)	500	553

Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	300	435

Deutsche Bank AG (Germany)

3.95%, 2/27/2023	1,000	1,049

(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	500	513

(SOFR + 1.13%), 1.45%, 4/1/2025 (c)	1,000	1,007

E*TRADE Financial Corp. 2.95%, 8/24/2022	750	768

Goldman Sachs Group, Inc. (The)

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	1,000	1,019

(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (c)	750	840

5.15%, 5/22/2045	1,300	1,743

Intercontinental Exchange, Inc.

2.10%, 6/15/2030	500	503

2.65%, 9/15/2040	500	487

Lehman Brothers Holdings, Inc.

Zero Coupon, 8/21/2009 (d)	1,350	9

0.00%, 5/25/2049 (d)	850	6

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

Macquarie Group Ltd. (Australia) (SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	500	502

Morgan Stanley

(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	500	520

(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (c)	750	837

(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (c)	500	586

(SOFR + 1.43%), 2.80%, 1/25/2052 (c)	500	498

Nomura Holdings, Inc. (Japan) 3.10%, 1/16/2030	1,000	1,057

Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	500	546

Owl Rock Capital Corp. 4.00%, 3/30/2025	1,000	1,062

S&P Global, Inc. 1.25%, 8/15/2030	750	714

TD Ameritrade Holding Corp. 2.95%, 4/1/2022	500	506

UBS Group AG (Switzerland)

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	1,000	1,023

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	2,000	1,994

		29,385

Chemicals — 0.8%

Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (a)	750	784

Dow Chemical Co. (The) 4.38%, 11/15/2042	750	905

INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (a)	200	200

International Flavors & Fragrances, Inc. 1.23%, 10/1/2025 (a)	1,750	1,746

PPG Industries, Inc. 3.20%, 3/15/2023	750	779

Reichhold Industries, Inc. 9.00%, 5/1/2018 ‡ (a) (d)	283	—

Venator Finance SARL

9.50%, 7/1/2025 (a)	25	28

5.75%, 7/15/2025 (a)	59	55

		4,497

Commercial Services & Supplies — 0.2%

Republic Services, Inc. 1.45%, 2/15/2031	500	476

Waste Management, Inc. 3.15%, 11/15/2027	750	825

		1,301

Communications Equipment — 0.0% (b)

CommScope, Inc. 6.00%, 3/1/2026 (a)	55	58

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	107

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Construction & Engineering — 0.0% (b)

MasTec, Inc. 4.50%, 8/15/2028 (a)	31	33

Consumer Finance — 3.4%

AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	500	517

American Express Co.

3.40%, 2/27/2023	750	782

3.70%, 8/3/2023	1,500	1,590

3.13%, 5/20/2026	500	546

American Honda Finance Corp.

3.38%, 12/10/2021	500	504

0.88%, 7/7/2023	1,000	1,009

1.00%, 9/10/2025	1,000	1,002

Capital One Financial Corp.

3.20%, 1/30/2023	500	519

3.65%, 5/11/2027	750	837

(SOFR + 1.34%), 2.36%, 7/29/2032 (c)	500	496

Caterpillar Financial Services Corp.

2.85%, 6/1/2022	500	510

0.65%, 7/7/2023	1,000	1,006

0.90%, 3/2/2026	1,000	1,000

Discover Financial Services 4.10%, 2/9/2027	500	562

Ford Motor Credit Co. LLC

3.22%, 1/9/2022	750	755

2.98%, 8/3/2022	750	759

4.38%, 8/6/2023	500	523

3.81%, 1/9/2024	500	519

4.54%, 8/1/2026	200	217

4.27%, 1/9/2027	250	268

General Motors Financial Co., Inc.

3.15%, 6/30/2022	1,000	1,020

4.00%, 1/15/2025	1,000	1,088

3.85%, 1/5/2028	750	823

Hyundai Capital Services, Inc. (South Korea) 3.00%, 3/6/2022 (a)	500	506

John Deere Capital Corp.

0.45%, 1/17/2024	750	751

3.35%, 6/12/2024	500	538

1.50%, 3/6/2028	500	503

Toyota Motor Credit Corp. 1.90%, 4/6/2028	500	513

		19,663

Containers & Packaging — 0.1%

Amcor Flexibles North America, Inc. 3.10%, 9/15/2026	500	537

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	85	86

		623

Distributors — 0.0% (b)

Wolverine Escrow LLC

9.00%, 11/15/2026 (a)	50	48

13.13%, 11/15/2027 (a)	20	16

		64

Diversified Financial Services — 1.6%

LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	1,000	1,018

National Rural Utilities Cooperative Finance Corp.

0.35%, 2/8/2024	2,000	1,990

3.25%, 11/1/2025	1,253	1,360

1.00%, 6/15/2026	750	746

Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	15	17

Shell International Finance BV (Netherlands)

0.38%, 9/15/2023	3,000	3,003

2.38%, 11/7/2029	750	784

Siemens Financieringsmaatschappij NV (Germany) 4.20%, 3/16/2047 (a)	300	382

		9,300

Diversified Telecommunication Services — 1.7%

AT&T, Inc.

1.65%, 2/1/2028	1,000	999

2.75%, 6/1/2031	500	524

3.55%, 9/15/2055 (a)	1,400	1,433

3.65%, 9/15/2059 (a)	82	84

3.50%, 2/1/2061	500	497

CCO Holdings LLC

5.75%, 2/15/2026 (a)	300	309

5.13%, 5/1/2027 (a)	355	371

Frontier Communications Holdings LLC 5.88%, 11/1/2029	17	17

Intelsat Jackson Holdings SA (Luxembourg) 5.50%, 8/1/2023 (d)	581	302

Verizon Communications, Inc.

3.50%, 11/1/2024	1,370	1,480

3.38%, 2/15/2025	69	75

2.10%, 3/22/2028	1,000	1,027

1.50%, 9/18/2030	1,000	964

4.40%, 11/1/2034	500	602

4.27%, 1/15/2036	577	690

5.01%, 4/15/2049	49	65

2.99%, 10/30/2056	520	502

		9,941

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — 2.9%

Alabama Power Co. 3.75%, 3/1/2045	300	348

Commonwealth Edison Co. 3.70%, 3/1/2045	300	346

DTE Electric Co. 3.70%, 3/15/2045	300	345

Duke Energy Carolinas LLC 6.00%, 1/15/2038	435	621

Duke Energy Corp. 2.55%, 6/15/2031	500	514

Duke Energy Progress LLC 2.50%, 8/15/2050	500	470

Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a)	500	498

Eversource Energy

Series M, 3.30%, 1/15/2028	500	548

3.45%, 1/15/2050	300	324

Exelon Corp. 3.50%, 6/1/2022	2,001	2,042

Georgia Power Co. Series B, 3.70%, 1/30/2050	300	334

Gulf Power Co. Series A, 3.30%, 5/30/2027	500	550

MidAmerican Energy Co. 3.10%, 5/1/2027	500	548

New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	500	562

NextEra Energy Capital Holdings, Inc.

2.40%, 9/1/2021	2,000	2,000

2.90%, 4/1/2022	2,000	2,030

2.25%, 6/1/2030	500	509

Northern States Power Co. 3.20%, 4/1/2052	300	329

Potomac Electric Power Co. 4.15%, 3/15/2043	250	305

Public Service Co. of Colorado 1.88%, 6/15/2031	500	501

Public Service Electric and Gas Co. 3.00%, 5/15/2027	500	544

Xcel Energy, Inc.

0.50%, 10/15/2023	1,500	1,502

3.35%, 12/1/2026	500	546

		16,316

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc. 4.00%, 4/1/2025	500	541

Energy Equipment & Services — 0.0% (b)

Halliburton Co. 3.50%, 8/1/2023	14	15

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	15	14

		29

Entertainment — 0.4%

Electronic Arts, Inc. 1.85%, 2/15/2031	535	525

Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	24	26

Walt Disney Co. (The) 6.40%, 12/15/2035	1,275	1,882

		2,433

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — 0.5%

American Tower Corp. 3.10%, 6/15/2050	500	496

AvalonBay Communities, Inc. 2.30%, 3/1/2030	250	257

Boston Properties LP

3.20%, 1/15/2025	250	267

2.75%, 10/1/2026	500	533

Crown Castle International Corp. 1.35%, 7/15/2025	1,000	1,008

GEO Group, Inc. (The) 5.88%, 10/15/2024	30	27

Kimco Realty Corp. 4.25%, 4/1/2045	350	409

VICI Properties LP 4.25%, 12/1/2026 (a)	60	63

		3,060

Food & Staples Retailing — 0.9%

7-Eleven, Inc. 0.95%, 2/10/2026 (a)	1,000	986

Costco Wholesale Corp. 1.75%, 4/20/2032	750	747

CVS Pass-Through Trust 7.51%, 1/10/2032 (a)	524	664

Kroger Co. (The) 2.20%, 5/1/2030	1,000	1,013

Rite Aid Corp.

7.50%, 7/1/2025 (a)	14	14

8.00%, 11/15/2026 (a)	20	21

Sysco Corp. 5.95%, 4/1/2030	829	1,069

Walmart, Inc. 4.05%, 6/29/2048	350	443

		4,957

Food Products — 0.9%

Conagra Brands, Inc. 4.85%, 11/1/2028	500	597

Hershey Co. (The) 0.90%, 6/1/2025	500	502

Kellogg Co. 3.40%, 11/15/2027	500	551

Mondelez International, Inc.

0.63%, 7/1/2022	2,000	2,005

1.50%, 2/4/2031	500	479

Tyson Foods, Inc. 3.95%, 8/15/2024	250	271

Unilever Capital Corp. (United Kingdom) 2.60%, 5/5/2024	500	526

		4,931

Gas Utilities — 1.5%

Atmos Energy Corp. 0.63%, 3/9/2023	1,500	1,500

CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	2,000	2,000

East Ohio Gas Co. (The) 2.00%, 6/15/2030 (a)	500	498

Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	2,000	2,096

KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	500	527

ONE Gas, Inc. 1.10%, 3/11/2024	2,000	2,000

		8,621

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	109

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Equipment & Supplies — 0.5%

Abbott Laboratories

3.88%, 9/15/2025	1,000	1,112

1.15%, 1/30/2028	500	493

Stryker Corp. 1.15%, 6/15/2025	750	754

Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	750	785

		3,144

Health Care Providers & Services — 2.3%

Aetna, Inc. 3.50%, 11/15/2024	500	539

AmerisourceBergen Corp. 0.74%, 3/15/2023	2,000	2,003

Cigna Corp.

1.25%, 3/15/2026	1,000	1,006

2.40%, 3/15/2030	1,000	1,030

CVS Health Corp.

3.70%, 3/9/2023	273	286

1.75%, 8/21/2030	500	487

5.05%, 3/25/2048	1,000	1,323

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	25	21

HCA, Inc.

5.38%, 2/1/2025	700	788

2.38%, 7/15/2031	500	500

Humana, Inc. 3.95%, 3/15/2027	500	562

Quest Diagnostics, Inc.

3.50%, 3/30/2025	500	540

2.80%, 6/30/2031	500	531

Tenet Healthcare Corp. 4.88%, 1/1/2026 (a)	50	52

UnitedHealth Group, Inc.

2.38%, 8/15/2024	1,600	1,686

2.88%, 8/15/2029	600	651

4.63%, 7/15/2035	250	318

4.75%, 7/15/2045	500	667

		12,990

Hotels, Restaurants & Leisure — 0.4%

Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (a)	21	22

McDonald’s Corp.

3.50%, 3/1/2027	500	553

4.60%, 5/26/2045	300	380

Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (a)	25	29

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	35	35

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	16	17

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

Starbucks Corp. 1.30%, 5/7/2022	1,250	1,258

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	12	13

		2,307

Household Durables — 0.2%

DR Horton, Inc. 1.40%, 10/15/2027	1,000	989

Household Products — 0.1%

Clorox Co. (The) 1.80%, 5/15/2030	500	495

Spectrum Brands, Inc.

5.75%, 7/15/2025	8	8

5.50%, 7/15/2030 (a)	22	24

		527

Industrial Conglomerates — 0.2%

Honeywell International, Inc.

1.85%, 11/1/2021	500	501

0.48%, 8/19/2022	400	400

1.95%, 6/1/2030	500	510

		1,411

Insurance — 2.2%

Allstate Corp. (The) 5.55%, 5/9/2035	400	548

American International Group, Inc. 4.50%, 7/16/2044	500	620

Aon plc 4.25%, 12/12/2042	275	324

Berkshire Hathaway Finance Corp. 2.85%, 10/15/2050	500	504

Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	2,000	2,016

Chubb INA Holdings, Inc. 3.15%, 3/15/2025	500	540

Hartford Financial Services Group, Inc. (The) 2.80%, 8/19/2029	500	531

Lincoln National Corp. 4.00%, 9/1/2023	250	267

MassMutual Global Funding II 0.60%, 4/12/2024 (a)	750	753

MetLife, Inc. 4.05%, 3/1/2045	300	365

Metropolitan Life Global Funding I 0.95%, 7/2/2025 (a)	750	751

Principal Life Global Funding II 1.25%, 6/23/2025 (a)	750	755

Protective Life Global Funding

0.33%, 12/9/2022 (a)	3,000	2,999

1.74%, 9/21/2030 (a)	500	491

Willis North America, Inc. 3.60%, 5/15/2024	1,000	1,071

		12,535

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Interactive Media & Services — 0.3%

Alphabet, Inc. 2.25%, 8/15/2060	500	454

Baidu, Inc. (China) 2.88%, 7/6/2022	1,000	1,017

		1,471

Internet & Direct Marketing Retail — 0.5%

Amazon.com, Inc.

1.00%, 5/12/2026	500	503

4.80%, 12/5/2034	800	1,035

4.25%, 8/22/2057	400	521

eBay, Inc. 3.60%, 6/5/2027	500	558

		2,617

IT Services — 0.7%

Fidelity National Information Services, Inc. 1.15%, 3/1/2026	1,000	995

Global Payments, Inc. 1.20%, 3/1/2026	500	497

International Business Machines Corp. 4.15%, 5/15/2039	400	480

Mastercard, Inc. 3.65%, 6/1/2049	500	592

PayPal Holdings, Inc. 2.85%, 10/1/2029	1,000	1,079

Visa, Inc. 4.30%, 12/14/2045	500	641

		4,284

Life Sciences Tools & Services — 0.2%

Agilent Technologies, Inc.

3.05%, 9/22/2026	750	809

2.10%, 6/4/2030	500	501

		1,310

Machinery — 0.4%

Caterpillar, Inc. 1.90%, 3/12/2031	500	504

Snap-on, Inc. 3.25%, 3/1/2027	500	547

Xylem, Inc. 1.95%, 1/30/2028	1,000	1,016

		2,067

Media — 0.8%

Charter Communications Operating LLC (ICE LIBOR USD 3 Month + 1.65%), 1.78%, 2/1/2024 (c)	85	87

Comcast Corp.

3.15%, 2/15/2028	500	551

4.40%, 8/15/2035	400	486

3.45%, 2/1/2050	500	549

2.94%, 11/1/2056 (a)	323	320

2.65%, 8/15/2062	500	465

Cox Communications, Inc. 1.80%, 10/1/2030 (a)	500	483

Discovery Communications LLC 4.13%, 5/15/2029	500	565

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

DISH DBS Corp. 5.88%, 11/15/2024	293	315

Meredith Corp.

6.50%, 7/1/2025 (a)	50	54

6.88%, 2/1/2026	58	60

Sirius XM Radio, Inc. 5.50%, 7/1/2029 (a)	25	27

ViacomCBS, Inc. 4.20%, 5/19/2032	500	577

Videotron Ltd. (Canada) 5.38%, 6/15/2024 (a)	225	248

		4,787

Multiline Retail—0.2%

Kohl’s Corp. 3.38%, 5/1/2031	500	525

Target Corp. 2.35%, 2/15/2030	750	789

		1,314

Multi-Utilities—1.3%

Berkshire Hathaway Energy Co. 3.80%, 7/15/2048	500	571

Consolidated Edison Co. of New York, Inc.

4.45%, 3/15/2044	250	305

4.63%, 12/1/2054	350	448

Dominion Energy, Inc.

Series A, 1.45%, 4/15/2026	500	505

Series C, 4.90%, 8/1/2041	250	319

4.70%, 12/1/2044	250	315

DTE Energy Co. Series H, 0.55%, 11/1/2022	2,000	2,004

NiSource, Inc. 1.70%, 2/15/2031	1,000	959

San Diego Gas & Electric Co. Series TTT, 4.10%, 6/15/2049	500	605

Sempra Energy 3.80%, 2/1/2038	500	560

Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	750	725

		7,316

Oil, Gas & Consumable Fuels—2.7%

BP Capital Markets America, Inc.

1.75%, 8/10/2030	1,000	985

2.94%, 6/4/2051	500	490

BP Capital Markets plc (United Kingdom) 3.81%, 2/10/2024	500	539

Chesapeake Energy Corp. 5.50%, 9/15/2026 ‡ (d)	130	3

Chevron USA, Inc. 0.69%, 8/12/2025	1,750	1,739

Comstock Resources, Inc. 7.50%, 5/15/2025 (a)	14	14

Crestwood Midstream Partners LP 5.63%, 5/1/2027 (a)	60	61

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	111

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Energy Transfer LP

4.00%, 10/1/2027	500	556

5.15%, 3/15/2045	300	348

Enterprise Products Operating LLC 7.55%, 4/15/2038	385	594

Exxon Mobil Corp. 2.44%, 8/16/2029	500	525

Kinder Morgan, Inc. 5.05%, 2/15/2046	300	368

Marathon Petroleum Corp. 3.63%, 9/15/2024	1,000	1,075

MPLX LP 1.75%, 3/1/2026	1,500	1,519

PBF Holding Co. LLC 6.00%, 2/15/2028	20	13

Phillips 66 4.65%, 11/15/2034	250	296

Phillips 66 Partners LP

3.61%, 2/15/2025	500	538

3.75%, 3/1/2028	500	546

Range Resources Corp. 9.25%, 2/1/2026	40	44

Reliance Industries Ltd. (India) 4.13%, 1/28/2025 (a)	500	545

Southwestern Energy Co. 7.50%, 4/1/2026	41	43

Tallgrass Energy Partners LP 6.00%, 3/1/2027 (a)	25	26

TransCanada PipeLines Ltd. (Canada) 6.10%, 6/1/2040	345	476

Valero Energy Corp.

1.20%, 3/15/2024	1,500	1,512

3.40%, 9/15/2026	750	808

Valero Energy Partners LP 4.50%, 3/15/2028	500	566

Williams Cos., Inc. (The)

7.88%, 9/1/2021	20	20

4.00%, 9/15/2025	500	552

2.60%, 3/15/2031	500	510

		15,311

Paper & Forest Products — 0.1%

Georgia-Pacific LLC 3.16%, 11/15/2021 (a)	500	501

Personal Products — 0.1%

ESC SANCHEZ 8.88%, 3/15/2025 ‡ (d)	41	—

Estee Lauder Cos., Inc. (The) 1.95%, 3/15/2031	500	507

		507

Pharmaceuticals — 1.2%

Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	325	350

Bausch Health Cos., Inc.

6.13%, 4/15/2025 (a)	142	145

5.50%, 11/1/2025 (a)	300	307

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued

9.00%, 12/15/2025 (a)	46	49

Bristol-Myers Squibb Co. 3.40%, 7/26/2029	600	675

Eli Lilly & Co. 2.25%, 5/15/2050	250	233

Johnson & Johnson 2.45%, 9/1/2060	500	486

Mallinckrodt International Finance SA 5.50%, 4/15/2025 (a) (d)	30	20

Merck & Co., Inc. 2.35%, 6/24/2040	500	490

Novartis Capital Corp. (Switzerland) 2.75%, 8/14/2050	300	311

Pfizer, Inc. 1.70%, 5/28/2030	500	501

Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	500	517

Viatris, Inc.

1.13%, 6/22/2022 (a)	1,500	1,507

3.85%, 6/22/2040 (a)	500	542

Zoetis, Inc.

2.00%, 5/15/2030	500	501

		6,634

Professional Services — 0.1%

IHS Markit Ltd. 3.63%, 5/1/2024	500	533

Road & Rail — 0.7%

Burlington Northern Santa Fe LLC 5.75%, 5/1/2040	500	709

Canadian National Railway Co. (Canada) 6.25%, 8/1/2034	300	427

CSX Corp. 4.75%, 5/30/2042	500	639

Hertz Corp. (The) 6.25%, 10/15/2022 (d)	290	7

Norfolk Southern Corp. 3.15%, 6/1/2027	500	540

Penske Truck Leasing Co. LP 3.38%, 2/1/2022 (a)	500	504

Union Pacific Corp.

2.40%, 2/5/2030	750	778

3.38%, 2/1/2035	250	277

		3,881

Semiconductors & Semiconductor Equipment — 0.6%

Broadcom, Inc. 4.11%, 9/15/2028	1,052	1,179

Intel Corp.

2.45%, 11/15/2029	750	790

4.75%, 3/25/2050	300	402

NVIDIA Corp. 1.55%, 6/15/2028	750	754

QUALCOMM, Inc. 2.15%, 5/20/2030	500	511

		3,636

Software — 1.2%

Intuit, Inc. 1.35%, 7/15/2027	1,000	1,010

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Software — continued

Microsoft Corp.

3.13%, 11/3/2025	1,874	2,042

2.68%, 6/1/2060	750	757

Oracle Corp.

3.40%, 7/8/2024	500	535

2.30%, 3/25/2028	750	775

3.80%, 11/15/2037	300	329

3.60%, 4/1/2050	300	313

salesforce.com, Inc. 2.90%, 7/15/2051	500	514

ServiceNow, Inc. 1.40%, 9/1/2030	750	712

		6,987

Specialty Retail — 0.5%

AutoNation, Inc. 2.40%, 8/1/2031	500	494

Home Depot, Inc. (The)

2.63%, 6/1/2022	500	508

2.95%, 6/15/2029	500	547

3.90%, 6/15/2047	350	421

Lowe’s Cos., Inc. 3.65%, 4/5/2029	500	561

Staples, Inc. 7.50%, 4/15/2026 (a)	150	152

Tiffany & Co. 3.80%, 10/1/2024	363	391

		3,074

Technology Hardware, Storage & Peripherals — 0.8%

Apple, Inc.

1.65%, 5/11/2030	1,000	997

2.65%, 5/11/2050	500	496

2.55%, 8/20/2060	500	470

Hewlett Packard Enterprise Co. 4.40%, 10/15/2022 (e)	1,000	1,037

HP, Inc.

2.20%, 6/17/2025	1,000	1,037

2.65%, 6/17/2031 (a)	500	500

		4,537

Tobacco — 0.5%

Altria Group, Inc.

2.45%, 2/4/2032	500	489

3.88%, 9/16/2046	400	404

BAT Capital Corp. (United Kingdom)

3.22%, 8/15/2024	1,000	1,061

2.26%, 3/25/2028	500	502

Philip Morris International, Inc. 2.38%, 8/17/2022	500	509

		2,965

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Water Utilities — 0.1%

Aquarion Co. 4.00%, 8/15/2024 (a)	500		540

Wireless Telecommunication Services — 0.5%

Sprint Corp. 7.63%, 2/15/2025	645		764

T-Mobile USA, Inc.

1.50%, 2/15/2026	500		503

2.55%, 2/15/2031	1,000		1,020

Vodafone Group plc (United Kingdom) 4.88%, 6/19/2049	500		642

			2,929

Total Corporate Bonds (Cost $296,373)			306,972

Mortgage-Backed Securities — 26.6%

FHLMC Gold Pools, 20 Year Pool # G30450, 6.00%, 1/1/2029	4		4

FHLMC Gold Pools, 30 Year

Pool # C80364, 7.00%, 12/1/2025	1		1

Pool # C00464, 8.00%, 5/1/2026	1		1

Pool # C80409, 8.00%, 6/1/2026	—	(f)	—	(f)

Pool # D78618, 7.50%, 2/1/2027	2		2

Pool # G02125, 6.00%, 2/1/2036	2		2

Pool # A53165, 6.00%, 10/1/2036	31		34

Pool # A56599, 6.00%, 1/1/2037	8		9

Pool # G08205, 6.00%, 6/1/2037	1		1

Pool # G03362, 6.00%, 9/1/2037	56		68

Pool # G03819, 6.00%, 1/1/2038	8		9

Pool # G08276, 6.00%, 6/1/2038	11		13

Pool # A80908, 6.00%, 8/1/2038	126		146

FNMA UMBS, 30 Year

Pool # 505614, 6.50%, 7/1/2029	—	(f)	1

Pool # 508677, 6.50%, 8/1/2029	4		5

Pool # 520792, 6.50%, 11/1/2029	4		4

Pool # 787555, 6.50%, 2/1/2035	13		15

Pool # 787556, 7.00%, 2/1/2035	13		14

Pool # 787563, 6.50%, 3/1/2035	38		46

Pool # 787564, 7.00%, 3/1/2035	6		6

Pool # 924041, 6.00%, 5/1/2037	153		182

Pool # AY3845, 4.00%, 5/1/2045	1,769		1,989

Pool # AY8492, 4.00%, 6/1/2045	1,769		1,990

Pool # AZ0913, 4.00%, 6/1/2045	950		1,068

FNMA/FHLMC UMBS, Single Family, 15 Year

TBA, 2.50%, 9/25/2036 (g)	4,500		4,706

TBA, 3.00%, 9/25/2036 (g)	3,400		3,584

TBA, 3.50%, 9/25/2036 (g)	3,400		3,629

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	113

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.50%, 9/25/2051 (g)	19,500	20,253

TBA, 3.00%, 9/25/2051 (g)	35,000	36,613

TBA, 3.50%, 9/25/2051 (g)	33,800	35,757

TBA, 4.00%, 9/25/2051 (g)	13,780	14,764

GNMA I, 30 Year Pool # 550851, 7.00%, 9/15/2031	68	78

GNMA II, 30 Year, Single Family

TBA, 2.50%, 9/15/2051 (g)	8,800	9,126

TBA, 3.00%, 9/15/2051 (g)	4,000	4,182

TBA, 3.50%, 9/15/2051 (g)	9,300	9,787

TBA, 4.00%, 9/15/2051 (g)	3,760	3,981

Total Mortgage-Backed Securities (Cost $151,690)		152,070

U.S. Treasury Obligations — 6.8%

U.S. Treasury Bonds

4.50%, 2/15/2036	7,150	9,996

1.13%, 5/15/2040	15,400	13,719

1.13%, 8/15/2040	4,050	3,595

1.75%, 8/15/2041	438	431

1.25%, 5/15/2050	5,400	4,578

1.38%, 8/15/2050	4,500	3,936

1.63%, 11/15/2050	375	349

1.88%, 2/15/2051	450	444

2.38%, 5/15/2051	917	1,013

U.S. Treasury Notes 1.25%, 8/15/2031	650	647

Total U.S. Treasury Obligations (Cost $41,666)		38,708

Collateralized Mortgage Obligations — 4.4%

Alternative Loan Trust Series 2006-J2, Class A1, 0.58%, 4/25/2036 (h)	61	25

Angel Oak Mortgage Trust Series 2020-1, Class B1, 3.76%, 12/25/2059 ‡ (a) (h)	143	143

Angel Oak Mortgage Trust I LLC Series 2019-1, Class A2, 4.02%, 11/25/2048 (a) (h)	83	84

Arroyo Mortgage Trust Series 2019-1, Class A2, 4.06%, 1/25/2049 (a) (h)	234	238

Banc of America Funding Trust

Series 2005-B, Class 3M1, 0.76%, 4/20/2035 ‡ (h)	203	202

Series 2014-R7, Class 1A1, 0.23%, 5/26/2036 (a) (h)	35	34

Series 2014-R7, Class 2A1, 0.22%, 9/26/2036 (a) (h)	23	23

Series 2015-R4, Class 5A1, 0.24%, 10/25/2036 (a) (h)	164	162

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banc of America Mortgage Trust

Series 2005-A, Class 3A1, 2.37%, 2/25/2035 (h)	5	5

Series 2007-3, Class 1A1, 6.00%, 9/25/2037	66	67

CHL Mortgage Pass-Through Trust Series 2007-5, Class A6, 0.43%, 5/25/2037 (h)	12	6

Citigroup Mortgage Loan Trust

Series 2014-12, Class 1A4, 0.34%, 8/25/2036 (a) (h)	25	25

Series 2014-10, Class 1A1, 0.23%, 11/25/2036 (a) (h)	29	28

Series 2014-10, Class 4A1, 0.26%, 2/25/2037 (a) (h)	45	43

Series 2014-12, Class 2A4, 3.02%, 2/25/2037 (a) (h)	13	13

COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050 (a) (h)	403	404

Connecticut Avenue Securities Trust

Series 2018-R07, Class 1M2, 2.48%, 4/25/2031 ‡ (a) (h)	1,229	1,234

Series 2019-R01, Class 2M2, 2.53%, 7/25/2031 ‡ (a) (h)	676	679

Series 2019-R02, Class 1M2, 2.38%, 8/25/2031 (a) (h)	243	245

Series 2019-R03, Class 1M2, 2.23%, 9/25/2031 (a) (h)	509	513

Series 2019-R04, Class 2M2, 2.18%, 6/25/2039 (a) (h)	1,152	1,155

Series 2019-R04, Class 2B1, 5.33%, 6/25/2039 (a) (h)	2,206	2,284

Series 2019-R05, Class 1B1, 4.18%, 7/25/2039 ‡ (a) (h)	165	168

Series 2019-R06, Class 2M2, 2.18%, 9/25/2039 ‡ (a) (h)	1,403	1,408

Series 2019-R06, Class 2B1, 3.83%, 9/25/2039 (a) (h)	2,403	2,435

Series 2019-R07, Class 1M2, 2.18%, 10/25/2039 ‡ (a) (h)	1,237	1,242

Series 2019-R07, Class 1B1, 3.48%, 10/25/2039 ‡ (a) (h)	412	416

Series 2020-R01, Class 1M2, 2.13%, 1/25/2040 (a) (h)	1,807	1,816

Series 2020-R02, Class 2B1, 3.08%, 1/25/2040 (a) (h)	2,599	2,589

Series 2020-R01, Class 1B1, 3.33%, 1/25/2040 ‡ (a) (h)	1,251	1,250

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5, Class 4A1, 6.00%, 9/25/2034	73	77

CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29, Class 7A1, 6.50%, 12/25/2033	27	28

Deephaven Residential Mortgage Trust Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (a) (h)	436	440

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 1A1, 0.58%, 2/25/2035 (h)	4	4

FHLMC STACR REMIC Trust Series 2020-HQA1, Class M2, 1.98%, 1/25/2050 (a) (h)	1,680	1,685

FHLMC STACR Trust

Series 2018-DNA2, Class M1, 0.88%, 12/25/2030 ‡ (a) (h)	108	108

Series 2018-HQA2, Class M1, 0.83%, 10/25/2048 (a) (h)	104	104

FHLMC, REMIC Series 2980, Class QB, 6.50%, 5/15/2035	25	30

FNMA Trust, Whole Loan Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	13	15

GCAT Trust

Series 2019-NQM3, Class A1, 2.69%, 11/25/2059 (a) (h)	447	457

Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (a) (e)	801	809

GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 0.26%, 4/26/2037 (a) (h)	12	12

GSR Mortgage Loan Trust Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	70	76

HarborView Mortgage Loan Trust

Series 2004-9, Class 2A, 3.30%, 12/19/2034 (h)	1	1

Series 2006-9, Class 2A1A, 0.51%, 11/19/2036 (h)	38	36

Series 2007-1, Class 2A1A, 0.22%, 3/19/2037 (h)	181	169

Impac CMB Trust Series 2005-1, Class 2A1, 0.59%, 4/25/2035 (h)	142	142

JPMorgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	92	80

MASTR Alternative Loan Trust Series 2005-5, Class 3A1, 5.75%, 8/25/2035	99	70

Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 0.29%, 12/26/2036 (a) (h)	25	25

RALI Trust Series 2006-QS11, Class 1A1, 6.50%, 8/25/2036	430	424

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 0.24%, 8/26/2036 (a) (h)	78	77

RESI Finance LP (Cayman Islands) Series 2003-D, Class B3, 1.40%, 12/10/2035 ‡ (a) (h)	19	2

Residential Asset Securitization Trust

Series 2005-A15, Class 1A7, 6.00%, 2/25/2036	100	104

Series 2006-R1, Class A2, 0.48%, 1/25/2046 (h)	573	169

RFMSI Trust

Series 2006-S9, Class A1, 6.25%, 9/25/2036	93	91

Series 2007-SA4, Class 3A1, 4.26%, 10/25/2037 (h)	416	348

Starwood Mortgage Residential Trust

Series 2018-IMC2, Class A2, 4.22%, 10/25/2048 (a) (h)	172	174

Series 2019-INV1, Class A3, 2.92%, 9/27/2049 (a) (h)	117	118

Verus Securitization Trust

Series 2019-INV2, Class B1, 4.45%, 7/25/2059 ‡ (a) (h)	150	152

Series 2020-1, Class B1, 3.62%, 1/25/2060 ‡ (a) (h)	102	104

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-7, Class 1A2, 0.53%, 9/25/2035 (h)	5	4

Total Collateralized Mortgage Obligations (Cost $24,695)		25,071

Asset-Backed Securities — 2.3%

ABFC Trust Series 2006-OPT2, Class A2, 0.22%, 10/25/2036 ‡ (h)	181	173

ACE Securities Corp. Home Equity Loan Trust Series 2006-FM1, Class A2B, 0.17%, 7/25/2036 ‡ (h)	208	75

American Airlines Pass-Through Trust Series 2017-1, Class AA, 3.65%, 2/15/2029	391	406

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R3, Class M8, 2.21%, 5/25/2035 ‡ (h)	282	278

Carrington Mortgage Loan Trust

Series 2005-NC5, Class M1, 0.80%, 10/25/2035 ‡ (h)	49	49

Series 2006-NC5, Class A3, 0.23%, 1/25/2037 ‡ (h)	1,050	1,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	115

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Citibank Credit Card Issuance Trust Series 2016-A3, Class A3, 0.59%, 12/7/2023 (h)	369	369

Citigroup Mortgage Loan Trust Series 2007-AMC1, Class A1, 0.24%, 12/25/2036 ‡ (a) (h)	373	249

Countrywide Asset-Backed Certificates

Series 2007-2, Class 2A3, 0.22%, 8/25/2037 ‡ (h)	98	97

Series 2007-8, Class 2A3, 0.27%, 11/25/2037 ‡ (h)	280	278

Credit-Based Asset Servicing and Securitization LLC Series 2006-CB8, Class A1, 0.36%, 10/25/2036 ‡ (h)	95	93

CWABS Asset-Backed Certificates Trust Series 2006-18, Class 2A2, 0.24%, 3/25/2037 ‡ (h)	78	78

CWABS Revolving Home Equity Loan Trust Series 2004-I, Class A, 0.39%, 2/15/2034 ‡ (h)	4	4

CWABS, Inc. Asset-Backed Certificates

Series 2004-1, Class M1, 0.83%, 3/25/2034 ‡ (h)	50	50

Series 2004-1, Class M2, 0.91%, 3/25/2034 ‡ (h)	31	31

Series 2004-1, Class 3A, 0.64%, 4/25/2034 ‡ (h)	10	9

Discover Card Execution Note Trust Series 2017-A1, Class A1, 0.59%, 7/15/2024 (h)	375	376

FBR Securitization Trust Series 2005-2, Class M2, 0.84%, 9/25/2035 ‡ (h)	243	243

First Franklin Mortgage Loan Trust

Series 2006-FF8, Class M1, 0.46%, 7/25/2036 ‡ (h)	304	306

Series 2006-FF14, Class A5, 0.24%, 10/25/2036 ‡ (h)	300	297

FREED ABS Trust Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	29	29

Fremont Home Loan Trust

Series 2005-1, Class M4, 1.10%, 6/25/2035 ‡ (h)	13	13

Series 2005-1, Class M6, 1.24%, 6/25/2035 ‡ (h)	261	252

GSAA Home Equity Trust

Series 2006-1, Class A2, 0.52%, 1/25/2036 ‡ (h)	184	72

Series 2006-19, Class A2, 0.44%, 12/25/2036 ‡ (h)	171	65

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-4, Class A1, 0.28%, 3/25/2037 ‡ (h)	52	20

Series 2007-2, Class AF4A, 6.48%, 3/25/2037 ‡ (e)	324	128

Series 2007-7, Class 1A2, 0.44%, 7/25/2037 ‡ (h)	54	53

GSAMP Trust

Series 2005-NC1, Class M2, 1.18%, 2/25/2035 ‡ (h)	399	388

Series 2005-WMC1, Class M1, 0.82%, 9/25/2035 ‡ (h)	50	50

Series 2006-FM1, Class A1, 0.40%, 4/25/2036 ‡ (h)	139	109

Series 2006-HE3, Class A2C, 0.40%, 5/25/2046 (h)	54	54

Series 2007-HE1, Class A2C, 0.23%, 3/25/2047 ‡ (h)	134	131

Long Beach Mortgage Loan Trust

Series 2004-1, Class M2, 0.91%, 2/25/2034 ‡ (h)	11	11

Series 2006-WL1, Class 2A4, 0.76%, 1/25/2046 ‡ (h)	75	75

MASTR Asset-Backed Securities Trust

Series 2005-WF1, Class M4, 0.97%, 6/25/2035 ‡ (h)	206	206

Series 2006-HE4, Class A2, 0.30%, 11/25/2036 ‡ (h)	74	33

Series 2006-HE4, Class A3, 0.38%, 11/25/2036 ‡ (h)	95	43

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5, Class 1A, 0.93%, 10/25/2037 ‡ (h)	1,733	1,383

Merrill Lynch Mortgage Investors Trust Series 2006-MLN1, Class A2C, 0.25%, 7/25/2037 ‡ (h)	1,382	734

Morgan Stanley ABS Capital I, Inc. Trust

Series 2005-HE3, Class M4, 1.06%, 7/25/2035 ‡ (h)	14	14

Series 2007-HE7, Class A2B, 1.08%, 7/25/2037 ‡ (h)	54	55

Nationstar Home Equity Loan Trust Series 2007-B, Class M1, 0.49%, 4/25/2037 ‡ (h)	263	249

New Century Home Equity Loan Trust

Series 2005-1, Class M1, 0.76%, 3/25/2035 ‡ (h)	317	316

Series 2005-1, Class M6, 1.28%, 3/25/2035 ‡ (h)	254	252

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2006-2, Class A2B, 0.24%, 8/25/2036 ‡ (h)	55	54

NovaStar Mortgage Funding Trust

Series 2006-4, Class A2C, 0.38%, 9/25/2036 ‡ (h)	136	78

Series 2006-4, Class A2D, 0.58%, 9/25/2036 ‡ (h)	14	8

Series 2006-5, Class A2C, 0.25%, 11/25/2036 ‡ (h)	454	195

Series 2007-1, Class A1A, 0.21%, 3/25/2037 ‡ (h)	255	193

OneMain Financial Issuance Trust

Series 2018-1A, Class C, 3.77%, 3/14/2029 ‡ (a)	198	203

Series 2019-1A, Class B, 3.79%, 2/14/2031 ‡ (a)	371	372

Ownit Mortgage Loan Trust Series 2006-1, Class AV, 0.54%, 12/25/2035 ‡ (h)	49	48

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates

Series 2005-WHQ2, Class M2, 0.77%, 5/25/2035 ‡ (h)	44	44

Series 2005-WHQ4, Class M1, 0.79%, 9/25/2035 ‡ (h)	2	2

RASC Trust Series 2007-KS3, Class AI3, 0.33%, 4/25/2037 ‡ (h)	22	22

Securitized Asset-Backed Receivables LLC Trust

Series 2006-NC3, Class A1, 0.36%, 9/25/2036 ‡ (h)	94	70

Series 2006-WM2, Class A2A, 0.40%, 9/25/2036 ‡ (h)	1,116	993

Soundview Home Loan Trust

Series 2006-NLC1, Class A1, 0.14%, 11/25/2036 ‡ (a) (h)	79	32

Series 2006-NLC1, Class A2, 0.20%, 11/25/2036 ‡ (a) (h)	970	399

Series 2006-NLC1, Class A3, 0.25%, 11/25/2036 ‡ (a) (h)	76	32

Series 2006-NLC1, Class A4, 0.32%, 11/25/2036 ‡ (a) (h)	425	181

Series 2007-OPT3, Class 2A3, 0.26%, 8/25/2037 ‡ (h)	150	147

Springleaf Funding Trust Series 2017-AA, Class B, 3.10%, 7/15/2030 (a)	224	225

Structured Asset Securities Corp. Mortgage Loan Trust

Series 2006-GEL4, Class M1, 0.65%, 10/25/2036 ‡ (a) (h)	168	166

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-BC5, Class A4, 0.42%, 12/25/2036 ‡ (h)	27	27

Towd Point Mortgage Trust Series 2019-HY2, Class A1, 1.08%, 5/25/2058 ‡ (a) (h)	559	563

Total Asset-Backed Securities (Cost $13,282)		13,250

U.S. Government Agency Securities — 0.7%

FNMA 1.88%, 9/24/2026	3,000	3,159

Israel Government AID Bond (Israel) 3.25%, 1/17/2028	1,000	1,104

Total U.S. Government Agency Securities (Cost $4,193)		4,263

Commercial Mortgage-Backed Securities — 0.7%

Commercial Mortgage Trust

Series 2012-CR3, Class A3, 2.82%, 10/15/2045	1,222	1,241

Series 2012-CR5, Class A3, 2.54%, 12/10/2045	749	760

Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046 ‡ (a) (h)	145	140

UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A4, 3.09%, 8/10/2049	637	649

Velocity Commercial Capital Loan Trust

Series 2015-1, Class M5, 7.23%, 6/25/2045 ‡ (a) (h)	33	33

Series 2016-1, Class M3, 6.81%, 4/25/2046 ‡ (a) (h)	20	20

Series 2016-1, Class M7, 8.64%, 4/25/2046 ‡ (a) (h)	185	199

Series 2016-1, Class M5, 8.64%, 4/25/2046 ‡ (a) (h)	154	158

Series 2016-2, Class M3, 5.50%, 10/25/2046 ‡ (h)	56	56

Series 2017-1, Class M3, 5.35%, 5/25/2047 ‡ (a) (h)	100	102

Series 2017-2, Class M4, 5.00%, 11/25/2047 ‡ (a) (h)	51	51

Series 2018-2, Class M2, 4.51%, 10/26/2048 ‡ (a) (h)	83	86

Series 2018-2, Class M3, 4.72%, 10/26/2048 ‡ (a) (h)	86	88

Series 2018-2, Class M4, 5.32%, 10/26/2048 ‡ (a) (h)	163	168

Series 2019-2, Class M1, 3.26%, 7/25/2049 ‡ (a) (h)	124	126

Total Commercial Mortgage-Backed Securities (Cost $3,788)		3,877

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	117

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)		VALUE ($000)
Common Stocks — 0.3%

Chemicals — 0.2%

Reichhold , Inc. * ‡	—	(f)	854

Equity Real Estate Investment Trusts (REITs) — 0.0% (b)

VICI Properties, Inc.	6		194

Internet & Direct Marketing Retail — 0.1%

MYT Holding Co. * ‡	49		276

Multiline Retail — 0.0% (b)

Neiman Marcus Group Restricted Equity *	—	(f)	11

Oil, Gas & Consumable Fuels — 0.0% (b)

Chesapeake Energy Corp.	—	(f)	3

Oasis Petroleum, Inc.	—	(f)	12

			15

Professional Services — 0.0% (b)

NMG, Inc. *	—	(f)	59

Specialty Retail — 0.0% (b)

Claire’s Stores, Inc. * ‡	—	(f)	53

Total Common Stocks (Cost $473)			1,462

	PRINCIPAL AMOUNT ($000)
Loan Assignments — 0.1% (i)

Health Care Providers & Services — 0.0% (b)

Air Medical Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 3/14/2025 (c)	102		102

Hotels, Restaurants & Leisure — 0.0% (b)

UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026 (c)	124		124

Specialty Retail — 0.1%

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.58%, 12/18/2026 (c) (d) (j)	488		470

Total Loan Assignments (Cost $673)			696

	SHARES (000)
Convertible Preferred Stocks — 0.1%

Specialty Retail — 0.1%

Claire’s Stores, Inc. * ‡ (Cost $64)	—	(f)	418

Preferred Stocks — 0.0% (b)

Internet & Direct Marketing Retail — 0.0% (b)

MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $81)	84		86

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Convertible Bonds — 0.0% (b)

Media — 0.0% (b)

DISH Network Corp. 3.38%, 8/15/2026 (Cost $21)	25		26

	NO. OF WARRANTS (000)
Warrants — 0.0% (b)

Media—0.0% (b)

Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	1		18

Oil, Gas & Consumable Fuels — 0.0% (b)

Chesapeake Energy Corp. expiring 2/9/2026, price 35.71 USD *	—	(f)	2

Total Warrants (Cost $—(f))			20

	SHARES (000)
Short-Term Investments — 28.9%

Investment Companies — 20.0%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (k) (l) (Cost $114,144)	114,144		114,144

	PRINCIPAL AMOUNT ($000)

U.S. Treasury Obligations — 8.9%

U.S. Treasury Bills

0.04%, 9/2/2021 (m)	50,000		50,000

0.04%, 10/14/2021 (m) (n)	1,179		1,179

Total U.S. Treasury Obligations (Cost $51,179)			51,179

Total Short-Term Investments (Cost $165,323)			165,323

Total Investments — 124.5% (Cost $702,322)			712,242
Liabilities in Excess of Other Assets — (24.5)%			(140,066)

NET ASSETS — 100.0%			572,176

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Abbreviations
ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(d)	Defaulted security.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.

(f)	Amount rounds to less than one thousand.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	Fund is subject to legal or contractual restrictions on the resale of the security.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2021.
(m)	The rate shown is the effective yield as of August 31, 2021.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of August 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
U.S. Treasury 2 Year Note	106	12/2021	USD	23,356	15
U.S. Treasury 5 Year Note	193	12/2021	USD	23,876	30

U.S. Treasury 10 Year Note	207	12/2021	USD	27,618	— (a)

U.S. Treasury Long Bond	25	12/2021	USD	4,077	(9)

U.S. Treasury Ultra Bond	79	12/2021	USD	15,602	(45)

3 Month Eurodollar	102	12/2022	USD	25,393	18

					9

Short Contracts
U.S. Treasury 5 Year Note	(1)	12/2021	USD	(124)	— (a)
U.S. Treasury 10 Year Note	(10)	12/2021	USD	(1,334)	(1)
3 Month Eurodollar	(102)	12/2024	USD	(25,161)	(9)

					(10)

					(1)

Abbreviations

USD	United States Dollar

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	119

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Over-the-Counter (“OTC”) Credit default swap contracts outstanding — buy protection (a) as of August 31, 2021 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)		UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.24	USD	60	12	(11)	1
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.24	USD	40	7	(7)	—	(e)
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.24	USD	60	18	(17)	1
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.24	USD	30	8	(8)	—	(e)
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.24	USD	60	15	(15)	—	(e)
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	12.95	USD	80	(1)	9	8
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	12.95	USD	90	(1)	10	9
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	12.95	USD	90	(1)	10	9
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	12.95	USD	90	(2)	11	9
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	12.95	USD	80	(1)	9	8
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	46.00	USD	180	153	(153)	—	(e)
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	46.00	USD	210	168	(168)	—	(e)

								375	(330)	45

Centrally Cleared Credit default swap contracts outstanding — buy protection (a) as of August 31, 2021 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)		UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.35-V1	1.00	Quarterly	6/20/2026	1.52	USD	4,150	162	(72)	90

CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD	500	(41)	(13)	(54)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD	400	(33)	(10)	(43)
CDX.NA.IG.34-V1	1.00	Quarterly	6/20/2025	0.47	USD	2,700	(3)	(57)	(60)
CDX.NA.IG.36-V1	1.00	Quarterly	6/20/2026	0.46	USD	3,300	(75)	(15)	(90)
iTraxx.Europe.Main.35-V1	1.00	Quarterly	6/20/2026	0.45	EUR	11,150	(290)	(88)	(378)

							(442)	(183)	(625)

							(280)	(255)	(535)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

(e)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

OTC Total return swap contracts outstanding as of August 31, 2021 (amounts in thousands):
REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	FREQUENCY OF PAYMENTS MADE/ RECEIVED	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	1/12/2042	USD 1,700	—	—	(a)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2042	USD 1,540	—	—	(a)
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2041	USD 2,020	—	—	(a)
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	1/12/2041	USD 704	—	—	(a)

							—	—	(a)

Abbreviations
ABX	Asset-Backed Securities Index
CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

Summary of total OTC swap contracts outstanding as of August 31, 2021 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets

OTC Credit default swap contracts outstanding — buy protection	375	45

OTC Total return swap contracts outstanding	—	—	(a)

Total OTC swap contracts outstanding	375	45

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	121

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — 36.4%

Aerospace & Defense — 0.5%

Boeing Co. (The)

5.04%, 5/1/2027		1,136	1,311

5.71%, 5/1/2040		415	538

3.85%, 11/1/2048		375	389

3.95%, 8/1/2059		435	452

Bombardier, Inc. (Canada) 7.88%, 4/15/2027 (a)		100	105

L3Harris Technologies, Inc. 4.85%, 4/27/2035		1,375	1,744

Leonardo SpA (Italy) 4.88%, 3/24/2025		EUR 150	202

Rolls-Royce plc (United Kingdom)

4.63%, 2/16/2026 (b)		EUR 110	142

4.63%, 2/16/2026 (a)	EUR	100	130

			5,013

Airlines — 0.2%

Continental Airlines Pass-Through Trust

Series 2012-2, Class A Shares, 4.00%, 10/29/2024		1,917	2,027

Delta Air Lines, Inc. 4.50%, 10/20/2025 (b)		110	118

International Consolidated Airlines Group SA (United Kingdom)

0.50%, 7/4/2023 (a)	EUR	100	114

			2,259

Auto Components — 0.6%

Adient Global Holdings Ltd. 3.50%, 8/15/2024 (a)	EUR	470	567

Adler Pelzer Holding GmbH (Germany) 4.13%, 4/1/2024 (a)	EUR	110	126

Allison Transmission, Inc.

4.75%, 10/1/2027 (b)		140	147

5.88%, 6/1/2029 (b)		410	451

American Axle & Manufacturing, Inc.

6.25%, 4/1/2025		52	54

6.50%, 4/1/2027		300	315

5.00%, 10/1/2029		260	260

Dometic Group AB (Sweden) 3.00%, 9/13/2023 (a)	EUR	200	248

Faurecia SE (France)

3.13%, 6/15/2026 (a)	EUR	480	583

2.38%, 6/15/2027 (a)	EUR	100	120

Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029 (b)		315	333

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Auto Components — continued

Grupo Antolin-Irausa SA (Spain) 3.50%, 4/30/2028 (b)	EUR	168	195

IHO Verwaltungs GmbH (Germany)

3.88% (cash), 5/15/2027 (a) (c) (d)	EUR	100	122

Schaeffler AG (Germany)

2.75%, 10/12/2025 (a)	EUR	300	381

2.88%, 3/26/2027 (a)	EUR	330	427

Valeo (France) 3.25%, 1/22/2024 (a)	EUR	500	635

ZF Europe Finance BV (Germany)

2.00%, 2/23/2026 (a)	EUR	400	482

2.50%, 10/23/2027 (a)	EUR	300	368

ZF Finance GmbH (Germany) 3.75%, 9/21/2028 (a)	EUR	200	262

ZF North America Capital, Inc. (Germany) 2.75%, 4/27/2023 (a)	EUR	100	123

			6,199

Automobiles — 0.5%

General Motors Co. 6.13%, 10/1/2025		122	144

Hyundai Capital America

1.30%, 1/8/2026 (b)		430	425

3.50%, 11/2/2026 (b)		2,180	2,360

Jaguar Land Rover Automotive plc (United Kingdom)

5.88%, 11/15/2024 (a)	EUR	300	384

4.50%, 1/15/2026 (a)	EUR	150	185

Renault SA (France)

1.25%, 6/24/2025 (a)	EUR	200	236

2.00%, 9/28/2026 (a)	EUR	200	237

Stellantis NV 3.88%, 1/5/2026 (a)	EUR	160	217

Volkswagen Group of America Finance LLC (Germany) 3.75%, 5/13/2030 (b)		1,220	1,367

Volvo Car AB (Sweden) 2.00%, 1/24/2025 (a)	EUR	300	372

			5,927

Banks — 6.6%

ABN AMRO Bank NV (Netherlands)

(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (a) (e) (f) (g)	EUR	800	1,023

4.80%, 4/18/2026 (b)		800	908

Banco Bilbao Vizcaya Argentaria SA (Spain)

(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024 (a) (e) (f) (g)	EUR	400	517

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Banks — continued

(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (a) (e) (f) (g)	EUR	1,200	1,626

Bank of America Corp.

Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (e) (f) (g)		1,343	1,487

Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (e) (f) (g)		343	387

(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (f)		3,345	3,669

3.25%, 10/21/2027		2,310	2,520

(SOFR + 1.32%), 2.69%, 4/22/2032 (f)		1,180	1,226

(SOFR + 1.93%), 2.68%, 6/19/2041 (f)		740	729

Citigroup, Inc.

Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (e) (f) (g)		177	190

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (e) (f) (g)		428	470

Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (e) (f) (g)		550	571

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (e) (f) (g)		2,041	2,100

(SOFR + 2.84%), 3.11%, 4/8/2026 (f)		880	941

3.20%, 10/21/2026		2,055	2,237

(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (f)		1,225	1,364

(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (f)		830	912

(SOFR + 3.91%), 4.41%, 3/31/2031 (f)		2,260	2,647

Commerzbank AG (Germany) (EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (a) (f)	EUR	800	1,045

Cooperatieve Rabobank UA (Netherlands)

(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (e) (f) (g)	EUR	800	1,059

Credit Agricole SA (France)

3.25%, 10/4/2024 (b)		385	412

(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (b) (e) (f) (g)		3,185	3,874

(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (f)		302	299

HSBC Holdings plc (United Kingdom)

(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (e) (f) (g)		531	586

(SOFR + 1.73%), 2.01%, 9/22/2028 (f)		2,575	2,600

(EUR Swap Annual 5 Year + 3.84%), 4.75%, 7/4/2029 (a) (e) (f) (g)	EUR	600	804

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Banks — continued

Intesa Sanpaolo SpA (Italy)

(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (e) (f) (g)	EUR	1,000	1,464

(EUR Swap Annual 5 Year + 5.85%), 5.50%, 3/1/2028 (a) (e) (f) (g)	EUR	250	327

(EUR Swap Annual 5 Year + 6.09%), 5.88%, 9/1/2031 (a) (e) (f) (g)	EUR	250	346

4.20%, 6/1/2032 (b)		200	206

4.95%, 6/1/2042 (b)		410	425

KBC Group NV (Belgium) (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (a) (e) (f) (g)	EUR	400	506

Lloyds Bank plc (United Kingdom)

0.25%, 3/25/2024 (a)	EUR	2,140	2,568

0.13%, 6/18/2026 (a)	EUR	2,150	2,588

Lloyds Banking Group plc (United Kingdom) (EURIBOR ICE Swap Rate 5 Year + 5.29%), 4.95%, 6/27/2025 (a) (e) (f) (g)	EUR	600	783

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (f)		1,578	1,611

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (f)		360	390

(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027 (e) (f) (g)	GBP	2,246	3,347

Santander UK Group Holdings plc (United Kingdom)

(SOFR + 0.99%), 1.67%, 6/14/2027 (f)		1,400	1,405

Santander UK plc (United Kingdom)

0.50%, 1/10/2025 (a)	EUR	2,100	2,549

Societe Generale SA (France)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (b) (e) (f) (g)		323	335

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (e) (f) (g)		1,881	2,036

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (f)		490	500

Standard Chartered plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (f)		1,210	1,414

Sumitomo Mitsui Banking Corp. (Japan) 0.55%, 11/6/2023 (a)	EUR	2,120	2,551

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	123

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Banks — continued

Sumitomo Mitsui Financial Group, Inc. (Japan) 1.47%, 7/8/2025		790	801

Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (e) (f) (g)		600	643

Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (e) (f) (g)		930	1,070

UniCredit SpA (Italy)

(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (e) (f) (g)	EUR	900	1,266

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (f)		920	921

(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027 (a) (e) (f) (g)	EUR	1,000	1,148

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (f)		680	693

United Overseas Bank Ltd. (Singapore) 0.50%, 1/16/2025 (a)	EUR	443	538

Wells Fargo & Co.

Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (e) (f) (g)		1,420	1,476

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (f)		940	1,018

(SOFR + 1.26%), 2.57%, 2/11/2031 (f)		420	436

4.75%, 12/7/2046		300	382

Westpac Banking Corp. (Australia)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (f)		360	398

			72,344

Beverages — 0.3%

Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046		655	836

Anheuser-Busch InBev SA/NV (Belgium) 3.70%, 4/2/2040 (a)	EUR	700	1,128

Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048		1,251	1,511

Sunshine Mid BV (Netherlands) 6.50%, 5/15/2026 (a)	EUR	230	281

Triton Water Holdings, Inc. 6.25%, 4/1/2029 (b)		50	49

			3,805

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Biotechnology — 0.8%

AbbVie, Inc.

2.95%, 11/21/2026		1,010	1,089

4.70%, 5/14/2045		417	526

4.45%, 5/14/2046		260	318

4.25%, 11/21/2049		350	425

Biogen, Inc.

2.25%, 5/1/2030		1,208	1,227

3.15%, 5/1/2050		156	154

Gilead Sciences, Inc.

1.65%, 10/1/2030		570	556

2.60%, 10/1/2040		980	955

2.80%, 10/1/2050		2,205	2,142

Grifols SA (Spain)

1.63%, 2/15/2025 (a)	EUR	100	119

2.25%, 11/15/2027 (a)	EUR	410	493

Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050		660	625

			8,629

Building Products — 0.1%

Griffon Corp. 5.75%, 3/1/2028		220	233

JELD-WEN, Inc. 6.25%, 5/15/2025 (b)		175	186

Standard Industries, Inc.

2.25%, 11/21/2026 (a)	EUR	250	289

4.75%, 1/15/2028 (b)		140	145

			853

Capital Markets — 3.5%

Charles Schwab Corp. (The)

Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (e) (f) (g)		740	779

Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (e) (f) (g)		1,030	1,071

Credit Suisse Group AG (Switzerland)

(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (b) (e) (f) (g)		2,130	2,346

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026 (b) (e) (f) (g)		480	530

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (b) (e) (f) (g)		780	817

4.28%, 1/9/2028 (b)		2,840	3,175

(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (f)		1,505	1,570

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

Deutsche Bank AG (Germany) (SOFR + 2.16%), 2.22%, 9/18/2024 (f)		1,165	1,195

Goldman Sachs Group, Inc. (The)

(ICE LIBOR USD 3 Month + 1.60%), 1.72%, 11/29/2023 (f)		3,275	3,370

Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (e) (f) (g)		1,488	1,519

3.85%, 1/26/2027		2,329	2,575

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (f)		40	44

(SOFR + 1.28%), 2.62%, 4/22/2032 (f)		410	423

Huarong Finance 2017 Co. Ltd. (China)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%, 11/7/2022 (a) (e) (f) (g)		730	688

4.25%, 11/7/2027 (a)		880	849

Huarong Finance 2019 Co. Ltd. (China)

(ICE LIBOR USD 3 Month + 1.13%), 1.25%, 2/24/2023 (a) (f)		520	488

3.75%, 5/29/2024 (a)		520	507

Morgan Stanley

3.63%, 1/20/2027		2,000	2,225

(SOFR + 0.88%), 1.59%, 5/4/2027 (f)		2,660	2,686

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (f)		2,210	2,456

(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (f)		530	592

(SOFR + 1.14%), 2.70%, 1/22/2031 (f)		1,560	1,633

UBS AG (Switzerland) 5.13%, 5/15/2024 (a)		2,615	2,870

UBS Group AG (Switzerland)

(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a) (e) (f) (g)		1,600	1,836

(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (a) (e) (f) (g)		830	949

			37,193

Chemicals — 0.5%

Ashland Services BV 2.00%, 1/30/2028 (a)	EUR	100	120

CeramTec BondCo GmbH (Germany) 5.25%, 12/15/2025 (a)	EUR	110	133

CF Industries, Inc. 4.50%, 12/1/2026 (b)		835	959

Chemours Co. (The) 4.00%, 5/15/2026	EUR	100	121

Element Solutions, Inc. 3.88%, 9/1/2028 (b)		276	282

Herens Midco SARL (Luxembourg) 5.25%, 5/15/2029 (b)	EUR	138	157

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Chemicals — continued

INEOS Finance plc (Luxembourg)

2.13%, 11/15/2025 (a)	EUR	300	355

2.88%, 5/1/2026 (a)	EUR	200	240

INEOS Quattro Finance 2 plc (United Kingdom) 2.50%, 1/15/2026 (a)	EUR	200	239

INEOS Styrolution Group GmbH (United Kingdom) 2.25%, 1/16/2027 (a)	EUR	100	117

K+S AG (Germany) 4.13%, 12/6/2021 (a)	EUR	190	226

Monitchem HoldCo 3 SA (Luxembourg) 5.25%, 3/15/2025 (a)	EUR	180	218

NOVA Chemicals Corp. (Canada)

5.25%, 6/1/2027 (b)		13	14

OCI NV (Netherlands) 3.13%, 11/1/2024 (a)	EUR	210	252

OCP SA (Morocco) 6.88%, 4/25/2044 (a)		390	475

Rain CII Carbon LLC 7.25%, 4/1/2025 (b)		154	159

Scotts Miracle-Gro Co. (The)

4.50%, 10/15/2029		565	589

4.38%, 2/1/2032 (b)		180	183

Solvay Finance SACA (Belgium) (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (a) (e) (f) (g)	EUR	100	130

Solvay SA (Belgium) (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025 (a) (e) (f) (g)	EUR	500	613

Synthomer plc (United Kingdom) 3.88%, 7/1/2025 (a)	EUR	100	123

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (b)		50	51

			5,756

Commercial Services & Supplies — 0.3%

ACCO Brands Corp. 4.25%, 3/15/2029 (b)		415	417

Brink’s Co. (The) 4.63%, 10/15/2027 (b)		275	289

Elis SA (France) 2.88%, 2/15/2026 (a)	EUR	500	634

GFL Environmental, Inc. (Canada) 4.00%, 8/1/2028 (b)		200	199

Paprec Holding SA (France) 3.50%, 7/1/2028 (b)	EUR	164	195

Q-Park Holding I BV (Netherlands) 1.50%, 3/1/2025 (a)	EUR	100	113

SPIE SA (France) 2.63%, 6/18/2026 (a)	EUR	400	495

Techem Verwaltungsgesellschaft 674 mbH (Germany) 6.00%, 7/30/2026 (a)	EUR	280	340

Techem Verwaltungsgesellschaft 675 mbH (Germany) 2.00%, 7/15/2025 (a)	EUR	200	236

Verisure Holding AB (Sweden)

3.88%, 7/15/2026 (a)	EUR	200	243

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	125

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Commercial Services & Supplies — continued

3.25%, 2/15/2027 (a)		EUR 100	119

Verisure Midholding AB (Sweden)

5.25%, 2/15/2029 (a)		EUR 150	182

5.25%, 2/15/2029 (b)		EUR 119	145

			3,607

Communications Equipment — 0.0% (h)

CommScope, Inc.

6.00%, 3/1/2026 (b)		110	115

8.25%, 3/1/2027 (b)		30	32

			147

Construction & Engineering — 0.1%

Heathrow Funding Ltd. (United Kingdom) 5.88%, 5/13/2041 (a)	GBP	500	1,015

Construction Materials — 0.2%

Cemex SAB de CV (Mexico)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (b) (e) (f) (g)		1,054	1,101

3.88%, 7/11/2031 (b)		808	831

			1,932

Consumer Finance — 1.3%

AerCap Ireland Capital DAC (Ireland) 1.75%, 1/30/2026		1,030	1,019

American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (e) (f) (g)		680	692

Avolon Holdings Funding Ltd. (Ireland)

3.95%, 7/1/2024 (b)		1,995	2,128

2.13%, 2/21/2026 (b)		100	100

4.25%, 4/15/2026 (b)		680	737

4.38%, 5/1/2026 (b)		460	500

Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (e) (f) (g)		1,728	1,791

FCE Bank plc (United Kingdom) 1.13%, 2/10/2022 (a)	EUR	100	118

Ford Motor Credit Co. LLC

3.02%, 3/6/2024	EUR	310	384

2.75%, 6/14/2024	GBP	100	140

4.06%, 11/1/2024		400	423

3.25%, 9/15/2025	EUR	100	127

2.33%, 11/25/2025	EUR	400	491

4.39%, 1/8/2026		920	987

3.63%, 6/17/2031		2,260	2,327

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Consumer Finance — continued

General Motors Financial Co., Inc.

3.95%, 4/13/2024		231	248

2.75%, 6/20/2025		224	235

OneMain Finance Corp. 4.00%, 9/15/2030		20	20

Volkswagen International Finance NV (Germany)

(EUR Swap Annual 10 Year + 3.35%), 5.12%, 9/4/2023 (a) (e) (f) (g)	EUR	262	338

(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (a) (e) (f) (g)	EUR	500	637

(EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026 (a) (e) (f) (g)	EUR	1,000	1,341

(EUR Swap Annual 10 Year + 3.98%), 4.62%, 6/27/2028 (a) (e) (f) (g)	EUR	100	138

			14,921

Containers & Packaging — 0.4%

ARD Finance SA (Luxembourg) 5.00% (cash), 6/30/2027 (a) (c) (d)	EUR	100	122

Ardagh Metal Packaging Finance USA LLC 2.00%, 9/1/2028 (a)	EUR	250	298

Ardagh Packaging Finance plc

2.13%, 8/15/2026 (a)	EUR	380	449

5.25%, 8/15/2027 (b)		495	513

Ball Corp.

0.88%, 3/15/2024	EUR	300	358

1.50%, 3/15/2027	EUR	180	218

Berry Global, Inc. 1.00%, 1/15/2025 (a)	EUR	300	361

Crown European Holdings SA 3.38%, 5/15/2025 (a)	EUR	440	560

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (b)		120	121

OI European Group BV 3.13%, 11/15/2024 (a)	EUR	180	221

Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (b)		200	216

Pro-Gest SpA (Italy) 3.25%, 12/15/2024 (a)	EUR	150	172

Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (b)		195	195

Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	180	214

Smurfit Kappa Treasury ULC (Ireland) 1.50%, 9/15/2027 (a)	EUR	250	315

Trivium Packaging Finance BV (Netherlands) 3.75%, 8/15/2026 (a) (i)	EUR	300	361

			4,694

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Distributors — 0.0% (h)

Parts Europe SA (France) 6.50%, 7/16/2025 (a)	EUR	100	124

Diversified Consumer Services — 0.0% (h)

Service Corp. International 3.38%, 8/15/2030		90	91

Diversified Financial Services — 0.5%

EDP Finance BV (Portugal) 3.63%, 7/15/2024 (b)		2,150	2,304

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035		2,410	2,926

Motion Finco SARL (United Kingdom) 7.00%, 5/15/2025 (a)	EUR	150	187

Paysafe Finance plc 3.00%, 6/15/2029 (b)	EUR	169	195

Sabre GLBL, Inc. 7.38%, 9/1/2025 (b)		60	63

			5,675

Diversified Telecommunication Services — 2.2%

Altice France Holding SA (Luxembourg)

8.00%, 5/15/2027 (a)	EUR	221	279

4.00%, 2/15/2028 (a)	EUR	300	338

Altice France SA (France)

2.13%, 2/15/2025 (a)	EUR	400	459

3.38%, 1/15/2028 (a)	EUR	100	115

CCO Holdings LLC

5.13%, 5/1/2027 (b)		2,600	2,716

5.38%, 6/1/2029 (b)		165	180

4.75%, 3/1/2030 (b)		170	180

4.25%, 2/1/2031 (b)		1,435	1,473

Cellnex Telecom SA (Spain)

2.88%, 4/18/2025 (a)	EUR	300	383

1.88%, 6/26/2029	EUR	100	121

DKT Finance ApS (Denmark) 7.00%, 6/17/2023 (a)	EUR	150	180

eircom Finance DAC (Ireland)

3.50%, 5/15/2026 (a)	EUR	250	302

2.63%, 2/15/2027 (a)	EUR	200	235

Infrastrutture Wireless Italiane SpA (Italy) 1.88%, 7/8/2026 (a)	EUR	300	369

Level 3 Financing, Inc. 4.25%, 7/1/2028 (b)		110	111

Lorca Telecom Bondco SA (Spain)

4.00%, 9/18/2027 (b)	EUR	100	120

4.00%, 9/18/2027 (a)	EUR	100	121

Lumen Technologies, Inc. 5.13%, 12/15/2026 (b)		1,025	1,060

Orange SA (France)

(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025 (a) (e) (f) (g)	EUR	500	624

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Diversified Telecommunication Services — continued

(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026 (a) (e) (f) (g)	EUR	300	368

Sprint Capital Corp.

6.88%, 11/15/2028		1,195	1,557

8.75%, 3/15/2032		80	123

Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034		530	603

Telecom Italia Finance SA (Italy) 7.75%, 1/24/2033	EUR	190	330

Telecom Italia SpA (Italy)

3.63%, 1/19/2024 (a)	EUR	100	126

2.88%, 1/28/2026 (a)	EUR	700	876

3.63%, 5/25/2026 (a)	EUR	200	262

2.38%, 10/12/2027 (a)	EUR	280	344

Telefonica Emisiones SA (Spain) 5.21%, 3/8/2047		700	878

Verizon Communications, Inc.

4.33%, 9/21/2028		2,135	2,493

1.75%, 1/20/2031		1,320	1,279

2.55%, 3/21/2031		2,805	2,897

2.65%, 11/20/2040		250	243

3.40%, 3/22/2041		1,260	1,350

2.88%, 11/20/2050		300	289

3.55%, 3/22/2051		290	315

Virgin Media Finance plc (United Kingdom) 3.75%, 7/15/2030 (a)	EUR	110	131

			23,830

Electric Utilities — 3.2%

ContourGlobal Power Holdings SA (Spain) 4.13%, 8/1/2025 (a)	EUR	100	121

Duquesne Light Holdings, Inc.

2.53%, 10/1/2030 (b)		1,400	1,393

2.78%, 1/7/2032 (b)		540	548

Edison International 3.55%, 11/15/2024		302	321

EDP—Energias de Portugal SA (Portugal)

(EUR Swap Annual 5 Year + 4.29%), 4.50%, 4/30/2079 (a) (f)	EUR	1,200	1,542

(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (a) (f)	EUR	1,000	1,198

Electricite de France SA (France)

(EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/4/2024 (a) (e) (f) (g)	EUR	300	379

(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (a) (e) (f) (g)	EUR	300	400

Emera US Finance LP (Canada) 2.64%, 6/15/2031 (b)		1,964	1,999

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	127

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (f)		2,251	2,671

Enel Finance International NV (Italy)

3.63%, 5/25/2027 (b)		900	1,000

3.50%, 4/6/2028 (b)		1,135	1,251

2.25%, 7/12/2031 (b)		316	315

Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.68%), 2.25%, 12/10/2026 (a) (e) (f) (g)	EUR	2,000	2,494

Evergy, Inc. 2.90%, 9/15/2029		443	473

Iberdrola International BV (Spain)

(EUR Swap Annual 5 Year + 2.06%), 2.63%, 3/26/2024 (a) (e) (f) (g)	EUR	1,900	2,365

(EUR Swap Annual 5 Year + 2.97%), 3.25%, 11/12/2024 (a) (e) (f) (g)	EUR	700	897

ITC Holdings Corp. 2.95%, 5/14/2030 (b)		1,990	2,116

Jersey Central Power & Light Co. 2.75%, 3/1/2032 (b)		771	802

MidAmerican Energy Co. 4.25%, 5/1/2046		350	435

Naturgy Finance BV (Spain) (EUR Swap Annual 8 Year + 3.35%), 4.12%, 11/18/2022 (a) (e) (f) (g)	EUR	400	493

NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030		252	257

NRG Energy, Inc. 3.75%, 6/15/2024 (b)		990	1,056

Pacific Gas and Electric Co.

2.95%, 3/1/2026		360	365

4.60%, 6/15/2043		250	254

4.00%, 12/1/2046		485	466

PacifiCorp

2.70%, 9/15/2030		730	775

3.30%, 3/15/2051		493	526

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 4.38%, 2/5/2050 (a)		1,550	1,615

PG&E Corp. 5.00%, 7/1/2028		210	208

PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 2.81%, 3/30/2067 (f)		661	640

Southern California Edison Co.

Series 13-A, 3.90%, 3/15/2043		214	226

Series C, 4.13%, 3/1/2048		285	308

3.65%, 2/1/2050		484	493

Texas Competitive Electric Holdings Co. LLC 8.50%, 10/1/2021‡ (j)		2,500	4

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Electric Utilities — continued

Vistra Operations Co. LLC

3.55%, 7/15/2024 (b)		688	728

3.70%, 1/30/2027 (b)		1,730	1,835

4.38%, 5/1/2029 (b)		302	307

4.30%, 7/15/2029 (b)		1,550	1,673

Xcel Energy, Inc.

3.40%, 6/1/2030		250	277

3.50%, 12/1/2049		299	327

			35,553

Electrical Equipment — 0.0% (h)

Orano SA (France)

3.13%, 3/20/2023 (a)	EUR	100	123

3.38%, 4/23/2026 (a)	EUR	300	385

			508

Electronic Equipment, Instruments & Components — 0.1%

Belden, Inc. 3.88%, 3/15/2028 (a)	EUR	180	222

Sensata Technologies, Inc. 3.75%, 2/15/2031 (b)		680	683

			905

Energy Equipment & Services — 0.1%

Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (b)		638	654

Saipem Finance International BV (Italy)

2.63%, 1/7/2025 (a)	EUR	100	121

Vallourec SA (France) 8.50%, 6/30/2026 (a)	EUR	200	246

			1,021

Entertainment — 0.6%

Banijay Entertainment SASU (France) 3.50%, 3/1/2025 (a)	EUR	280	335

Live Nation Entertainment, Inc.

6.50%, 5/15/2027 (b)		110	121

4.75%, 10/15/2027 (b)		230	234

Netflix, Inc.

3.00%, 6/15/2025 (a)	EUR	500	643

4.88%, 4/15/2028		1,125	1,315

3.88%, 11/15/2029 (a)	EUR	300	429

5.38%, 11/15/2029 (b)		1,351	1,661

3.63%, 6/15/2030 (a)	EUR	300	424

4.88%, 6/15/2030 (b)		615	736

WMG Acquisition Corp.

3.00%, 2/15/2031 (b)		140	138

2.25%, 8/15/2031 (b)	EUR	110	130

			6,166

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — 0.6%

Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033		300	288

American Tower Corp.

3.60%, 1/15/2028		1,695	1,866

2.10%, 6/15/2030		1,605	1,587

Crown Castle International Corp.

3.30%, 7/1/2030		75	81

4.15%, 7/1/2050		110	128

Healthcare Trust of America Holdings LP

3.10%, 2/15/2030		187	200

2.00%, 3/15/2031		670	651

Kilroy Realty LP 2.50%, 11/15/2032		936	941

MGM Growth Properties Operating Partnership LP 4.50%, 1/15/2028		90	99

RHP Hotel Properties LP 4.50%, 2/15/2029 (b)		100	101

SBA Communications Corp. 3.13%, 2/1/2029 (b)		100	98

VICI Properties LP 3.75%, 2/15/2027 (b)		90	94

WP Carey, Inc.

2.40%, 2/1/2031		180	181

2.25%, 4/1/2033		790	772

			7,087

Food & Staples Retailing — 0.3%

Albertsons Cos., Inc. 4.63%, 1/15/2027 (b)		300	318

Casino Guichard Perrachon SA (France)

4.56%, 1/25/2023 (a) (i)	EUR	100	122

4.50%, 3/7/2024 (a) (i)	EUR	400	478

Iceland Bondco plc (United Kingdom) 4.63%, 3/15/2025 (a)	GBP	400	536

Kroger Co. (The) 3.88%, 10/15/2046		297	333

Quatrim SASU (France) 5.88%, 1/15/2024 (a)	EUR	100	123

Rite Aid Corp.

7.50%, 7/1/2025 (b)		343	353

8.00%, 11/15/2026 (b)		336	346

Sysco Corp. 3.30%, 2/15/2050		520	545

			3,154

Food Products — 0.2%

Bimbo Bakeries USA, Inc. (Mexico) 4.00%, 5/17/2051 (b)		290	321

Darling Global Finance BV 3.63%, 5/15/2026 (a)	EUR	130	156

Grupo Bimbo SAB de CV (Mexico) 4.00%, 9/6/2049 (b)		368	403

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Food Products — continued

Kraft Heinz Foods Co. 2.25%, 5/25/2028 (a)	EUR	100	129

Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (b)		80	89

Post Holdings, Inc.

5.63%, 1/15/2028 (b)		300	316

5.50%, 12/15/2029 (b)		185	198

Sigma Holdco BV (Netherlands) 5.75%, 5/15/2026 (a)	EUR	400	455

Tereos Finance Groupe I SA (France) 4.13%, 6/16/2023 (a)	EUR	100	120

			2,187

Gas Utilities — 0.0% (h)

NorteGas Energia Distribucion SA (Spain) 2.07%, 9/28/2027 (a)	EUR	102	131

Health Care Equipment & Supplies — 0.2%

Avantor Funding, Inc.

2.63%, 11/1/2025 (a)	EUR	300	364

3.88%, 7/15/2028 (a)	EUR	100	125

Becton Dickinson and Co. 3.79%, 5/20/2050		910	1,031

Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (b)		370	388

Hologic, Inc. 3.25%, 2/15/2029 (b)		120	123

Medtronic Global Holdings SCA 1.50%, 7/2/2039	EUR	200	251

			2,282

Health Care Providers & Services — 0.9%

Centene Corp. 4.25%, 12/15/2027		170	180

Cigna Corp. 3.40%, 3/15/2050		1,575	1,675

Community Health Systems, Inc.

8.00%, 3/15/2026 (b)		65	70

4.75%, 2/15/2031 (b)		150	153

CVS Health Corp. 2.70%, 8/21/2040		690	678

Encompass Health Corp.

4.50%, 2/1/2028		385	404

4.75%, 2/1/2030		155	165

HCA, Inc.

5.38%, 9/1/2026		185	213

4.50%, 2/15/2027		1,320	1,495

5.63%, 9/1/2028		1,240	1,479

3.50%, 9/1/2030		90	97

3.50%, 7/15/2051		480	490

Kedrion SpA (Italy) 3.38%, 5/15/2026 (b)	EUR	106	124

Molina Healthcare, Inc. 3.88%, 11/15/2030 (b)		200	213

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	129

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

Tenet Healthcare Corp.

4.63%, 7/15/2024		50	51

4.88%, 1/1/2026 (b)		110	114

5.13%, 11/1/2027 (b)		220	232

4.63%, 6/15/2028 (b)		300	310

Universal Health Services, Inc. 2.65%, 10/15/2030 (b)		1,320	1,345

			9,488

Health Care Technology — 0.1%

IQVIA, Inc.

1.75%, 3/15/2026 (a)	EUR	300	359

5.00%, 10/15/2026 (b)		545	562

2.25%, 1/15/2028 (a)	EUR	300	358

			1,279

Hotels, Restaurants & Leisure — 0.5%

1011778 BC ULC (Canada) 4.00%, 10/15/2030 (b)		395	393

Accor SA (France)

2.50%, 1/25/2024 (a) (i)	EUR	200	247

3.00%, 2/4/2026 (a) (i)	EUR	100	125

Boyne USA, Inc. 4.75%, 5/15/2029 (b)		360	372

Burger King France SAS (France) 6.00%, 5/1/2024 (a)	EUR	100	120

Carnival Corp.

1.88%, 11/7/2022	EUR	110	129

10.13%, 2/1/2026 (a)	EUR	300	405

Cirsa Finance International SARL (Spain) 6.25%, 12/20/2023 (a)	EUR	220	262

CPUK Finance Ltd. (United Kingdom) 4.88%, 8/28/2025 (a)	GBP	200	277

eDreams ODIGEO SA (Spain) 5.50%, 9/1/2023 (a)	EUR	100	117

Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (a)		970	1,028

International Game Technology plc

3.50%, 6/15/2026 (a)	EUR	150	182

2.38%, 4/15/2028 (a)	EUR	160	185

Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (b)		80	84

MGM Resorts International 5.50%, 4/15/2027		60	65

Pinnacle Bidco plc (United Kingdom) 5.50%, 2/15/2025 (a)	EUR	200	243

Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (b)		48	55

Six Flags Entertainment Corp. 5.50%, 4/15/2027 (b)		370	383

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (b)		90	96

Vail Resorts, Inc. 6.25%, 5/15/2025 (b)		140	149

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Hotels, Restaurants & Leisure — continued

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (b)		250	260

			5,177

Household Durables — 0.2%

CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (b)		220	234

Lennar Corp. 4.75%, 11/29/2027		840	978

MDC Holdings, Inc. 5.50%, 1/15/2024		942	1,022

Newell Brands, Inc. 6.00%, 4/1/2046 (i)		80	104

Nobel Bidco BV (Netherlands) 3.13%, 6/15/2028 (b)	EUR	100	117

			2,455

Household Products — 0.2%

Central Garden & Pet Co. 5.13%, 2/1/2028		80	85

Energizer Holdings, Inc.

4.75%, 6/15/2028 (b)		620	637

4.38%, 3/31/2029 (b)		40	40

Spectrum Brands, Inc.

4.00%, 10/1/2026 (a)	EUR	100	120

5.50%, 7/15/2030 (b)		754	810

			1,692

Independent Power and Renewable Electricity Producers — 0.2%

AES Corp. (The)

3.30%, 7/15/2025 (b)		497	531

3.95%, 7/15/2030 (b)		768	857

2.45%, 1/15/2031		351	354

Alexander Funding Trust 1.84%, 11/15/2023 (b)		380	387

Calpine Corp. 5.25%, 6/1/2026 (b)		202	208

			2,337

Industrial Conglomerates — 0.1%

General Electric Co.

5.25%, 12/7/2028	GBP	300	515

4.13%, 9/19/2035 (a)	EUR	400	651

			1,166

Insurance — 0.4%

Assicurazioni Generali SpA (Italy)

(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (f)	EUR	400	586

Cloverie plc for Zurich Insurance Co. Ltd. (Switzerland)

(ICE LIBOR USD 3 Month + 4.92%), 5.63%, 6/24/2046 (a) (f)		1,770	2,058

MetLife, Inc. 6.40%, 12/15/2036		1,340	1,722

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Insurance — 0.4%

Swiss Re Finance Luxembourg SA (Switzerland)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (f)		200	230

			4,596

Interactive Media & Services — 0.0% (h)

TripAdvisor, Inc. 7.00%, 7/15/2025 (b)		203	215

Internet & Direct Marketing Retail — 0.1%

Amazon.com, Inc. 2.70%, 6/3/2060		350	341

ANGI Group LLC 3.88%, 8/15/2028 (b)		280	275

Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (b)		340	358

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (b)		280	304

			1,278

IT Services — 0.4%

Black Knight InfoServ LLC 3.63%, 9/1/2028 (b)		495	501

Cogent Communications Group, Inc. 4.38%, 6/30/2024 (a)	EUR	120	144

Fiserv, Inc. 1.63%, 7/1/2030	EUR	1,700	2,186

Gartner, Inc. 4.50%, 7/1/2028 (b)		100	106

3.75%, 10/1/2030 (b)		445	466

Presidio Holdings, Inc. 4.88%, 2/1/2027 (b)		201	208

VeriSign, Inc. 2.70%, 6/15/2031		1,230	1,265

			4,876

Leisure Products — 0.0% (h)

Mattel, Inc. 3.75%, 4/1/2029 (b)		205	215

Machinery — 0.1%

Renk AG (Germany) 5.75%, 7/15/2025 (a)	EUR	300	370

TK Elevator Midco GmbH (Germany) 4.38%, 7/15/2027 (a)	EUR	180	223

Wabash National Corp. 5.50%, 10/1/2025 (b)		280	284

			877

Marine — 0.0% (h)

CMA CGM SA (France) 5.25%, 1/15/2025 (a)		EUR 100	120

Media — 1.1%

Altice Financing SA (Luxembourg) 2.25%, 1/15/2025 (a)	EUR	300	343

Altice Finco SA (Luxembourg) 4.75%, 1/15/2028 (a)	EUR	150	172

Bertelsmann SE & Co. KGaA (Germany)

(EUR Swap Annual 5 Year + 2.64%), 3.00%, 4/23/2075 (a) (f)	EUR	100	122

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Media — continued

Charter Communications Operating LLC

2.80%, 4/1/2031		1,130	1,158

2.30%, 2/1/2032		764	744

3.50%, 6/1/2041		430	435

5.38%, 5/1/2047		958	1,179

3.70%, 4/1/2051		1,402	1,412

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (b)		160	167

Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (b)		160	165

Comcast Corp.

2.80%, 1/15/2051		649	630

2.99%, 11/1/2063 (b)		1,294	1,274

Discovery Communications LLC

3.63%, 5/15/2030		700	767

4.65%, 5/15/2050		450	534

DISH DBS Corp. 5.88%, 11/15/2024		80	86

GCI LLC 4.75%, 10/15/2028 (b)		310	325

iHeartCommunications, Inc.

6.38%, 5/1/2026		160	169

5.25%, 8/15/2027 (b)		300	314

Meredith Corp.

6.50%, 7/1/2025 (b)		80	86

Scripps Escrow II, Inc.

3.88%, 1/15/2029 (b)		60	60

5.38%, 1/15/2031 (b)		40	40

SES SA (Luxembourg)

(EUR Swap Annual 5 Year + 5.40%), 5.63%, 1/29/2024 (a) (e) (f) (g)	EUR	200	258

(EUR Swap Annual 5 Year + 3.19%), 2.87%, 5/27/2026 (a) (e) (f) (g)	EUR	100	120

Summer BC Holdco A SARL (Luxembourg)

9.25%, 10/31/2027 (a)	EUR	90	115

Summer BC Holdco B SARL (Luxembourg)

5.75%, 10/31/2026 (a)	EUR	380	470

Telenet Finance Luxembourg Notes SARL (Belgium) 3.50%, 3/1/2028 (a)	EUR	300	367

Virgin Media Vendor Financing Notes III DAC (United Kingdom) 4.88%, 7/15/2028 (a)	GBP	100	140

Ziggo Bond Co. BV (Netherlands)

3.38%, 2/28/2030 (a)	EUR	370	435

Ziggo BV (Netherlands) 4.25%, 1/15/2027 (a)	EUR	376	457

			12,544

Metals & Mining — 0.8%

Alcoa Nederland Holding BV 5.50%, 12/15/2027 (b)		500	538

ArcelorMittal SA (Luxembourg) 1.75%, 11/19/2025 (a)	EUR	450	562

Arconic Corp. 6.13%, 2/15/2028 (b)		110	118

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	131

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Metals & Mining — continued

Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (b)		240	253

Constellium SE 4.25%, 2/15/2026 (a)	EUR	100	120

Freeport-McMoRan, Inc.

4.38%, 8/1/2028		90	95

5.40%, 11/14/2034		1,036	1,298

5.45%, 3/15/2043		375	480

Gerdau Trade, Inc. (Brazil) 4.88%, 10/24/2027 (a)		1,300	1,477

Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (b)		1,310	1,307

Indonesia Asahan Aluminium Persero PT (Indonesia) 5.45%, 5/15/2030 (b)		830	967

Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (a)	EUR	200	245

thyssenkrupp AG (Germany)

1.38%, 3/3/2022 (a)	EUR	100	118

1.88%, 3/6/2023 (a)	EUR	230	275

United States Steel Corp. 6.88%, 3/1/2029		140	153

Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030		809	860

			8,866

Multi-Utilities — 0.4%

Ameren Corp. 3.50%, 1/15/2031		1,177	1,302

CenterPoint Energy, Inc. 2.95%, 3/1/2030		1,015	1,081

NGG Finance plc (United Kingdom)

(EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (f)	EUR	1,000	1,212

San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050		200	215

Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031		482	466

			4,276

Oil, Gas & Consumable Fuels — 2.6%

Antero Midstream Partners LP 5.75%, 3/1/2027 (b)		60	62

Antero Resources Corp. 8.38%, 7/15/2026 (b)		25	28

BP Capital Markets America, Inc. 2.77%, 11/10/2050		390	371

BP Capital Markets plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (e) (f) (g)		1,192	1,269

(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026 (a) (e) (f) (g)	EUR	1,800	2,280

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (e) (f) (g)		1,716	1,893

California Resources Corp. 7.13%, 2/1/2026 (b)		34	36

Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027		314	365

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Chevron USA, Inc. 2.34%, 8/12/2050		200	184

Comstock Resources, Inc. 7.50%, 5/15/2025 (b)		108	112

Ecopetrol SA (Colombia)

6.88%, 4/29/2030		630	758

7.38%, 9/18/2043		550	673

5.88%, 5/28/2045		430	460

Energean Israel Finance Ltd. (Israel)

4.88%, 3/30/2026 (a)		312	320

5.38%, 3/30/2028 (a)		328	333

Energy Transfer LP 5.35%, 5/15/2045		710	842

Eni SpA (Italy) 4.25%, 5/9/2029 (b)		910	1,047

Exxon Mobil Corp. 3.00%, 8/16/2039		670	702

Gazprom PJSC (Russia) 3.25%, 2/25/2030 (a)		480	480

Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)		280	288

Greenko Dutch BV (India) 3.85%, 3/29/2026 (b)		607	619

KazMunayGas National Co. JSC (Kazakhstan)

5.75%, 4/19/2047 (a)		598	746

Leviathan Bond Ltd. (Israel)

6.13%, 6/30/2025 (a)		372	404

6.50%, 6/30/2027 (a)		403	445

6.75%, 6/30/2030 (a)		232	259

Lukoil Securities BV (Russia) 3.88%, 5/6/2030 (a)		420	446

MEG Energy Corp. (Canada) 6.50%, 1/15/2025 (b)		6	6

MPLX LP 4.50%, 4/15/2038		1,025	1,172

NGL Energy Operating LLC 7.50%, 2/1/2026 (b)		19	19

Occidental Petroleum Corp.

3.50%, 6/15/2025		140	146

8.88%, 7/15/2030		80	110

Petroleos Mexicanos (Mexico) 6.75%, 9/21/2047		4,025	3,536

Repsol International Finance BV (Spain)

(EUR Swap Annual 5 Year + 4.41%), 4.25%, 9/11/2028 (a) (e) (f) (g)	EUR	100	131

(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a) (f)	EUR	390	503

Sabine Pass Liquefaction LLC 4.50%, 5/15/2030		1,950	2,259

SM Energy Co. 6.63%, 1/15/2027		40	40

Southwestern Energy Co. 5.38%, 3/15/2030		90	94

Tallgrass Energy Partners LP

7.50%, 10/1/2025 (b)		330	356

6.00%, 9/1/2031 (b)		155	155

Targa Resources Partners LP

5.00%, 1/15/2028		120	126

4.00%, 1/15/2032 (b)		150	157

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

TotalEnergies Capital International SA (France)

3.13%, 5/29/2050		310	321

TotalEnergies SE (France)

(EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022 (a) (e) (f) (g)	EUR	1,300	1,573

(EUR Swap Annual 5 Year + 2.15%), 2.63%, 2/26/2025 (a) (e) (f) (g)	EUR	1,100	1,381

Transcanada Trust (Canada)

Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (f)		810	908

UGI International LLC 3.25%, 11/1/2025 (a)	EUR	350	421

			28,836

Paper & Forest Products — 0.1%

Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029		1,200	1,430

WEPA Hygieneprodukte GmbH (Germany)

2.88%, 12/15/2027 (a)	EUR	180	209

			1,639

Personal Products — 0.1%

Coty, Inc.

4.00%, 4/15/2023 (a)	EUR	200	235

5.00%, 4/15/2026 (b)		145	150

Edgewell Personal Care Co. 5.50%, 6/1/2028 (b)		450	477

Prestige Brands, Inc. 5.13%, 1/15/2028 (b)		215	225

			1,087

Pharmaceuticals — 0.4%

Bausch Health Cos., Inc.

6.13%, 4/15/2025 (b)		88	90

5.50%, 11/1/2025 (b)		500	511

5.00%, 1/30/2028 (b)		120	114

6.25%, 2/15/2029 (b)		720	715

5.25%, 1/30/2030 (b)		190	179

Bristol-Myers Squibb Co. 4.25%, 10/26/2049		425	541

Catalent Pharma Solutions, Inc. 2.38%, 3/1/2028 (a)	EUR	100	119

Cheplapharm Arzneimittel GmbH (Germany)

3.50%, 2/11/2027 (a)	EUR	300	358

Nidda BondCo GmbH (Germany)

5.00%, 9/30/2025 (a)	EUR	360	427

7.25%, 9/30/2025 (a)	EUR	100	120

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pharmaceuticals — continued

Organon & Co.

2.88%, 4/30/2028 (a)	EUR	200	241

4.13%, 4/30/2028 (b)		310	320

Rossini SARL (Italy) 6.75%, 10/30/2025 (a)	EUR	120	148

Takeda Pharmaceutical Co. Ltd. (Japan)

3.03%, 7/9/2040		420	434

			4,317

Professional Services — 0.0% (h)

La Financiere Atalian SASU (France) 5.13%, 5/15/2025 (a)		EUR 375	439

Real Estate Management & Development — 0.2%

ADLER Real Estate AG (Germany)

1.50%, 4/17/2022 (a)	EUR	200	234

3.00%, 4/27/2026 (a)	EUR	100	121

Country Garden Holdings Co. Ltd. (China)

7.25%, 4/8/2026 (a)		1,540	1,692

			2,047

Road & Rail — 0.1%

EC Finance plc (United Kingdom) 2.38%, 11/15/2022 (a)	EUR	100	118

Loxam SAS (France) 3.25%, 1/14/2025 (a)	EUR	500	596

Uber Technologies, Inc. 4.50%, 8/15/2029 (b)		260	256

			970

Semiconductors & Semiconductor Equipment — 0.3%

ams AG (Austria) 6.00%, 7/31/2025 (a)	EUR	330	418

Entegris, Inc. 4.38%, 4/15/2028 (b)		140	148

Microchip Technology, Inc. 4.25%, 9/1/2025		645	680

NXP BV (China) 3.25%, 5/11/2041 (b)		1,140	1,201

ON Semiconductor Corp. 3.88%, 9/1/2028 (b)		358	376

			2,823

Software — 0.4%

CDK Global, Inc. 5.25%, 5/15/2029 (b)		265	288

Nuance Communications, Inc. 5.63%, 12/15/2026		410	425

Oracle Corp.

2.88%, 3/25/2031		120	126

3.95%, 3/25/2051		1,110	1,227

PTC, Inc. 4.00%, 2/15/2028 (b)		130	134

SS&C Technologies, Inc. 5.50%, 9/30/2027 (b)		530	561

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	133

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Software — continued

VMware, Inc.

4.70%, 5/15/2030		568	679

2.20%, 8/15/2031		1,075	1,068

			4,508

Specialty Retail — 0.2%

Douglas GmbH (Germany) 6.00%, 4/8/2026 (b)	EUR	275	328

Dufry One BV (Switzerland) 2.50%, 10/15/2024 (a)	EUR	100	117

eG Global Finance plc (United Kingdom)

3.63%, 2/7/2024 (a)	EUR	350	405

4.38%, 2/7/2025 (a)	EUR	100	117

PetSmart, Inc. 4.75%, 2/15/2028 (b)		250	260

SRS Distribution, Inc. 4.63%, 7/1/2028 (b)		105	108

Staples, Inc. 7.50%, 4/15/2026 (b)		360	365

			1,700

Technology Hardware, Storage & Peripherals — 0.3%

Apple, Inc. 2.65%, 2/8/2051		410	406

Dell International LLC

6.02%, 6/15/2026		1,590	1,899

4.90%, 10/1/2026		120	139

5.30%, 10/1/2029		221	269

Diebold Nixdorf Dutch Holding BV 9.00%, 7/15/2025 (a)	EUR	190	245

NCR Corp.

5.75%, 9/1/2027 (b)		300	318

5.00%, 10/1/2028 (b)		150	155

6.13%, 9/1/2029 (b)		80	87

			3,518

Textiles, Apparel & Luxury Goods — 0.0% (h)

BK LC Lux Finco1 SARL (Germany) 5.25%, 4/30/2029 (a)	EUR	200	245

Thrifts & Mortgage Finance — 0.5%

BPCE SA (France) 5.70%, 10/22/2023 (b)		2,870	3,153

Nationwide Building Society (United Kingdom)

0.75%, 10/26/2022 (a)	EUR	2,100	2,515

			5,668

Tobacco — 0.2%

BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037		1,399	1,520

Philip Morris International, Inc. 2.10%, 5/1/2030		160	162

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Tobacco — continued

Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025		895	992

			2,674

Trading Companies & Distributors — 0.2%

Air Lease Corp.

1.88%, 8/17/2026		230	231

3.25%, 10/1/2029		1,170	1,225

Herc Holdings, Inc. 5.50%, 7/15/2027 (b)		10	11

Rexel SA (France) 2.75%, 6/15/2026 (a)	EUR	480	579

United Rentals North America, Inc. 3.88%, 2/15/2031		140	145

WESCO Distribution, Inc. 7.13%, 6/15/2025 (b)		300	323

			2,514

Transportation Infrastructure — 0.2%

Abertis Infraestructuras Finance BV (Spain)

(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (a) (e) (f) (g)	EUR	300	366

(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (a) (e) (f) (g)	EUR	200	234

Atlantia SpA (Italy)

1.63%, 2/3/2025 (a)	EUR	410	498

1.88%, 7/13/2027 (a)	EUR	100	123

Autostrade per l’Italia SpA (Italy)

1.63%, 6/12/2023	EUR	100	120

1.88%, 11/4/2025 (a)	EUR	800	987

1.75%, 6/26/2026 (a)	EUR	170	208

2.00%, 12/4/2028 (a)	EUR	150	187

			2,723

Wireless Telecommunication Services — 1.2%

Hughes Satellite Systems Corp. 6.63%, 8/1/2026		120	136

Matterhorn Telecom SA (Luxembourg) 3.13%, 9/15/2026 (a)	EUR	270	320

PLT VII Finance SARL (Luxembourg) 4.63%, 1/5/2026 (a)	EUR	350	429

Sprint Corp. 7.63%, 2/15/2025		70	83

Telefonica Europe BV (Spain)

(EUR Swap Annual 5 Year + 2.33%), 2.63%, 3/7/2023 (a) (e) (f) (g)	EUR	200	241

Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (a) (e) (f) (g)	EUR	300	366

(EUR Swap Annual 10 Year + 4.30%), 5.88%, 3/31/2024 (a) (e) (f) (g)	EUR	600	789

(EUR Swap Annual 8 Year + 2.97%), 3.87%, 6/22/2026 (a) (e) (f) (g)	EUR	200	256

T-Mobile USA, Inc. 3.75%, 4/15/2027		2,400	2,656

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Wireless Telecommunication Services — continued

3.88%, 4/15/2030		2,159	2,419

2.25%, 11/15/2031		246	245

3.00%, 2/15/2041		810	805

4.50%, 4/15/2050		715	857

3.40%, 10/15/2052 (b)		610	619

Vodafone Group plc (United Kingdom)

4.88%, 6/19/2049		1,138	1,462

(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (f)	EUR	240	322

(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (a) (f)	EUR	500	614

Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080 (a) (f)	EUR	100	122

			12,741

Total Corporate Bonds (Cost $388,722)			402,914

Asset-Backed Securities — 16.4%

ACC Trust

Series 2019-2, Class A, 2.82%, 2/21/2023 (b)		103	104

Series 2021-1, Class B, 1.43%, 7/22/2024 (b)		751	751

Series 2021-1, Class C, 2.08%, 12/20/2024 (b)		410	411

Series 2021-1, Class D, 5.25%, 3/22/2027 (b)		1,109	1,107

American Credit Acceptance Receivables Trust

Series 2019-1, Class D, 3.81%, 4/14/2025 (b)		2,445	2,505

Series 2019-1, Class E, 4.84%, 4/14/2025 (b)		2,400	2,525

Series 2019-4, Class D, 2.97%, 12/12/2025 (b)		790	813

Series 2021-2, Class C, 0.97%, 7/13/2027 (b)		6,053	6,076

Series 2021-2, Class D, 1.34%, 7/13/2027 (b)		4,800	4,818

Series 2021-3, Class C, 0.98%, 11/15/2027 (b)		2,037	2,039

Series 2021-3, Class D, 1.34%, 11/15/2027 (b)		1,584	1,583

Series 2021-3, Class E, 2.56%, 11/15/2027 (b)		1,125	1,123

Series 2021-3, Class F, 3.64%, 5/15/2028 (b)		1,114	1,112

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Applebee’s Funding LLC

Series 2019-1A, Class A2II, 4.72%, 6/7/2049 (b)	695	736

Argent Securities, Inc. Asset-Backed Pass-Through Certificates

Series 2004-W7, Class M2, 0.98%, 5/25/2034 ‡ (c)	121	120

Asset-Backed Securities Corp. Home Equity Loan Trust

Series 2004-HE7, Class M2, 1.66%, 10/25/2034 ‡ (c)	154	160

CARS-DB5 LP

Series 2021-1A, Class A2, 2.28%, 8/15/2051 (b)	960	953

Chase Funding Loan Acquisition Trust

Series 2004-OPT1, Class M2, 1.58%, 6/25/2034 ‡ (c)	194	194

Commonbond Student Loan Trust

Series 2018-AGS, Class B, 3.58%, 2/25/2044 ‡ (b)	572	586

Series 2018-AGS, Class C, 3.82%, 2/25/2044 ‡ (b)	77	78

Countrywide Asset-Backed Certificates

Series 2002-4, Class M1, 1.21%, 12/25/2032 ‡ (c)	625	625

Series 2004-ECC2, Class M2, 1.06%, 12/25/2034 ‡ (c)	352	353

CPS Auto Receivables Trust

Series 2021-B, Class C, 1.23%, 3/15/2027 (b)	2,497	2,506

CPS Auto Trust

Series 2018-C, Class C, 3.68%, 6/17/2024 (b)	199	199

Series 2018-C, Class D, 4.40%, 6/17/2024 (b)	810	825

Credit Acceptance Auto Loan Trust

Series 2018-3A, Class B, 3.89%, 10/15/2027 (b)	83	83

Series 2018-3A, Class C, 4.04%, 12/15/2027 (b)	670	676

Series 2021-3A, Class A, 1.00%, 5/15/2030 (b)	2,793	2,805

CWABS, Inc. Asset-Backed Certificates

Series 2004-1, Class M2, 0.91%, 3/25/2034 ‡ (c)	94	93

CWABS, Inc. Asset-Backed Certificates Trust

Series 2004-5, Class M2, 1.09%, 7/25/2034 ‡ (c)	159	160

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	135

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Asset-Backed Securities — continued

Diamond Resorts Owner Trust

Series 2018-1, Class C, 4.53%, 1/21/2031 ‡ (b)	1,154		1,187

Domino’s Pizza Master Issuer LLC

Series 2018-1A, Class A2I, 4.12%, 7/25/2048 (b)	700		725

Drive Auto Receivables Trust

Series 2020-1, Class D, 2.70%, 5/17/2027	1,170		1,202

DT Auto Owner Trust

Series 2017-3A, Class E, 5.60%, 8/15/2024 (b)	570		574

Series 2018-2A, Class E, 5.54%, 6/16/2025 (b)	890		927

Series 2019-4A, Class D, 2.85%, 7/15/2025 (b)	2,999		3,097

Series 2020-1A, Class C, 2.29%, 11/17/2025 (b)	2,980		3,038

Series 2020-3A, Class E, 3.62%, 10/15/2027 (b)	2,500		2,607

Series 2021-3A, Class E, 2.65%, 9/15/2028 (b)	335		334

Encina Equipment Finance LLC

Series 2021-1A, Class E, 4.36%, 3/15/2029 ‡ (b)	809		808

Exeter Automobile Receivables Trust

Series 2018-3A, Class D, 4.35%, 6/17/2024 (b)	2,136		2,184

Series 2018-3A, Class E, 5.43%, 8/15/2024 (b)	550		582

Series 2020-1A, Class C, 2.49%, 1/15/2025 (b)	1,320		1,339

Series 2020-1A, Class D, 2.73%, 12/15/2025 (b)	2,150		2,218

Series 2019-3A, Class E, 4.00%, 8/17/2026 (b)	810		852

Series 2020-1A, Class E, 3.74%, 1/15/2027 (b)	2,650		2,735

Series 2021-2A, Class D, 1.40%, 4/15/2027	2,511		2,516

Series 2021-2A, Class E, 2.90%, 7/17/2028 (b)	2,675		2,690

First Franklin Mortgage Loan Trust

Series 2004-FF5, Class A1, 0.80%, 8/25/2034 (c)	—	(k)	—	(k)

Flagship Credit Auto Trust

Series 2017-4, Class D, 3.58%, 1/15/2024 (b)	1,900		1,942

Series 2021-3, Class E, 3.32%, 12/15/2028 (b)	1,700		1,705

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FREED ABS Trust

Series 2019-1, Class C, 5.39%, 6/18/2026 ‡ (b)	900	919

Series 2019-2, Class B, 3.19%, 11/18/2026 ‡ (b)	1,030	1,036

Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (b)	1,460	1,492

Series 2021-2, Class B, 1.03%, 6/19/2028 ‡ (b)	4,000	4,009

Series 2021-2, Class C, 1.94%, 6/19/2028 ‡ (b)	763	764

GLS Auto Receivables Issuer Trust

Series 2019-2A, Class D, 4.52%, 2/17/2026 (b)	630	657

Series 2020-4A, Class E, 3.51%, 10/15/2027 (b)	650	671

GLS Auto Receivables Trust

Series 2018-2A, Class D, 5.46%, 3/17/2025 (b)	1,470	1,529

Series 2021-2A, Class C, 1.08%, 6/15/2026 (b)	1,812	1,819

Series 2021-2A, Class E, 2.87%, 5/15/2028 (b)	1,100	1,098

Hertz Vehicle Financing III LP

Series 2021-2A, Class A, 1.68%, 12/27/2027 (b)	2,000	2,020

Series 2021-2A, Class B, 2.12%, 12/27/2027 (b)	1,393	1,415

Series 2021-2A, Class C, 2.52%, 12/27/2027 (b)	1,726	1,757

JetBlue Pass-Through Trust

Series 2019-1, Class B, 8.00%, 11/15/2027	222	262

Series 2019-1, Class A, 2.95%, 5/15/2028	164	168

Series 2020-1, Class B, 7.75%, 11/15/2028	142	167

KREF Ltd.

Series 2021-FL2, Class A, 1.16%, 2/15/2039 (b) (c)	2,335	2,335

Lendingpoint Asset Securitization Trust

Series 2021-A, Class B, 1.46%, 12/15/2028 (b)	1,176	1,177

Lendmark Funding Trust

Series 2019-2A, Class D, 5.24%, 4/20/2028 (b)	2,090	2,165

Series 2021-1A, Class A, 1.90%, 11/20/2031 (b)	270	274

Series 2021-1A, Class B, 2.47%, 11/20/2031 ‡ (b)	139	141

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

LL ABS Trust

Series 2019-1A, Class C, 5.07%, 3/15/2027 (b)	2,750	2,830

Series 2020-1A, Class C, 6.54%, 1/17/2028 ‡ (b)	1,000	1,078

Series 2021-1A, Class C, 3.54%, 5/15/2029 (b)	500	500

Magnetite Ltd. (Cayman Islands)

Series 2012-7A, Class A1R2, 0.93%, 1/15/2028 (b) (c)	524	524

Marlette Funding Trust

Series 2021-2A, Class B, 1.06%, 9/15/2031 ‡ (b)	840	841

Series 2021-2A, Class C, 1.50%, 9/15/2031 ‡ (b)	500	501

Series 2021-2A, Class D, 2.16%, 9/15/2031 ‡ (b)	300	301

Mid-State Capital Corp. Trust

Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (b)	2,142	2,310

Morgan Stanley ABS Capital I, Inc. Trust

Series 2004-HE1, Class M1, 0.94%, 1/25/2034 ‡ (c)	312	312

Series 2004-NC7, Class M3, 1.06%, 7/25/2034 ‡ (c)	85	84

Series 2004-HE7, Class M2, 1.03%, 8/25/2034 ‡ (c)	50	50

Series 2004-HE7, Class M3, 1.10%, 8/25/2034 ‡ (c)	63	63

Series 2004-HE8, Class M2, 1.10%, 9/25/2034 ‡ (c)	107	106

Series 2005-NC1, Class M3, 0.85%, 1/25/2035 ‡ (c)	347	339

MVW LLC

Series 2021-1WA, Class D, 3.17%, 1/22/2041 ‡ (b)	1,908	1,920

New Century Home Equity Loan Trust

Series 2004-2, Class M2, 1.01%, 8/25/2034 ‡ (c)	42	42

Series 2004-4, Class M2, 0.88%, 2/25/2035 ‡ (c)	203	203

NRZ Excess Spread-Collateralized Notes

Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	1,516	1,515

Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	1,535	1,528

OnDeck Asset Securitization Trust III LLC

Series 2021-1A, Class A, 1.59%, 5/17/2027 (b)	5,350	5,381

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-1A, Class B, 2.28%, 5/17/2027 ‡ (b)	2,480	2,502

OneMain Direct Auto Receivables Trust

Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	914	921

Series 2018-1A, Class D, 4.40%, 1/14/2028 (b)	1,110	1,119

Onemain Financial Issuance Trust

Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡ (b)	860	879

OneMain Financial Issuance Trust

Series 2021-1A, Class A1, 1.55%, 6/16/2036 (b)	5,425	5,470

Oportun Issuance Trust

Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	2,538	2,544

Series 2021-B, Class B, 1.96%, 5/8/2031 ‡ (b)	1,311	1,318

Option One Mortgage Loan Trust

Series 2004-3, Class M3, 1.06%, 11/25/2034 ‡ (c)	25	24

Pagaya AI Debt Selection Trust

Series 2021-HG1, Class B, 1.82%, 1/16/2029 ‡ (b)	1,185	1,187

Palmer Square Loan Funding Ltd. (Cayman Islands)

Series 2018-5A, Class A1, 0.98%, 1/20/2027 (b) (c)	893	893

PNMAC FMSR Issuer Trust

Series 2018-FT1, Class A, 2.43%, 4/25/2023 (b) (c)	1,210	1,206

PNMAC GMSR Issuer Trust

Series 2018-GT2, Class A, 2.73%, 8/25/2025 (b) (c)	2,280	2,277

PRET LLC

Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (b) (i)	1,573	1,573

Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (b) (i)	832	833

Progress Residential Trust

Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (b)	2,937	2,939

Renaissance Home Equity Loan Trust

Series 2005-1, Class AF6, 4.97%, 5/25/2035 ‡ (i)	149	157

Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (i)	1,619	1,732

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	137

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Republic Finance Issuance Trust

Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	396	403

Santander Drive Auto Receivables Trust

Series 2021-2, Class D, 1.35%, 7/15/2027	1,720	1,733

Santander Prime Auto Issuance Notes Trust

Series 2018-A, Class F, 6.80%, 9/15/2025 (b)	317	321

Santander Revolving Auto Loan Trust

Series 2019-A, Class A, 2.51%, 1/26/2032 (b)	820	864

Series 2019-A, Class C, 3.00%, 1/26/2032 (b)	2,936	3,092

Series 2019-A, Class D, 3.45%, 1/26/2032 (b)	2,910	3,053

SoFi Consumer Loan Program Trust

Series 2018-4, Class D, 4.76%, 11/26/2027 ‡ (b)	970	1,002

Sonic Capital LLC

Series 2018-1A, Class A2, 4.03%, 2/20/2048 (b)	243	250

Springleaf Funding Trust

Series 2017-AA, Class C, 3.86%, 7/15/2030 ‡ (b)	2,000	2,003

Structured Asset Investment Loan Trust

Series 2004-7, Class M1, 1.13%, 8/25/2034 ‡ (c)	252	251

Series 2004-8, Class M2, 1.01%, 9/25/2034 (c)	233	233

Structured Asset Securities Corp. Mortgage Loan Trust

Series 2005-WF2, Class M2, 0.71%, 5/25/2035 ‡ (c)	119	118

Tesla Auto Lease Trust

Series 2019-A, Class E, 5.48%, 5/22/2023 (b)	1,520	1,587

Series 2020-A, Class E, 4.64%, 8/20/2024 (b)	2,450	2,567

Series 2021-A, Class D, 1.34%, 3/20/2025 (b)	1,025	1,030

Theorem Funding Trust

Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	1,711	1,712

Tricolor Auto Securitization Trust

Series 2021-1A, Class E, 3.23%, 9/15/2026 (b)	500	500

Series 2021-1A, Class F, 5.08%, 5/15/2028 (b)	500	500

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United Airlines Pass-Through Trust

Series 2013-1, Class A, 4.30%, 8/15/2025		1,013	1,094

Upstart Pass-Through Trust

Series 2021-ST4, Class A, 2.00%, 7/20/2027 (b)		1,972	1,972

Series 2021-ST6, Class A, 1.85%, 8/20/2027 (b)		744	744

Upstart Securitization Trust

Series 2020-1, Class C, 4.90%, 4/22/2030 ‡ (b)		1,050	1,089

Series 2021-1, Class C, 4.06%, 3/20/2031 ‡ (b)		750	774

Series 2021-2, Class C, 3.61%, 6/20/2031 ‡ (b)		1,030	1,045

Series 2021-3, Class C, 3.28%, 7/20/2031 (b)		1,200	1,205

US Auto Funding

Series 2021-1A, Class A, 0.79%, 7/15/2024 (b)		695	695

Series 2021-1A, Class B, 1.49%, 3/17/2025 (b)		311	311

Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)		2,768	2,769

Westlake Automobile Receivables Trust

Series 2018-3A, Class E, 4.90%, 12/15/2023 (b)		490	504

Series 2018-2A, Class F, 6.04%, 1/15/2025 (b)		1,701	1,728

Series 2018-3A, Class F, 6.02%, 2/18/2025 (b)		1,000	1,030

Series 2021-2A, Class D, 1.23%, 12/15/2026 (b)		660	661

Series 2021-2A, Class F, 3.66%, 12/15/2027 (b)		1,700	1,696

Total Asset-Backed Securities (Cost $179,581)			181,794

Foreign Government Securities — 12.6%

Arab Republic of Egypt (Egypt)

5.75%, 5/29/2024 (b)		820	871

7.50%, 1/31/2027 (a)		430	477

5.88%, 2/16/2031 (b)		771	758

7.63%, 5/29/2032 (b)		1,000	1,065

8.70%, 3/1/2049 (a)		830	873

Buoni Poliennali del Tesoro (Italy)

0.60%, 6/15/2023 (a)	EUR	8,655	10,416

0.00%, 1/15/2024 (a)	EUR	8,385	9,979

0.95%, 9/15/2027 (a)	EUR	9,530	11,762

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Foreign Government Securities — continued

0.25%, 3/15/2028 (a)	EUR	6,290	7,413

Commonwealth of Australia (Australia)

5.50%, 4/21/2023 (a)	AUD	11,923	9,505

Czech Republic (Czech Republic)

2.00%, 10/13/2033	CZK	95,090	4,491

Dominican Republic Government Bond (Dominican Republic)

6.88%, 1/29/2026 (a)		900	1,048

4.88%, 9/23/2032 (b)		1,070	1,121

5.30%, 1/21/2041 (b)		540	551

6.40%, 6/5/2049 (a)		258	282

5.88%, 1/30/2060 (b)		1,216	1,239

Federal Democratic Republic of Ethiopia (Ethiopia)

6.63%, 12/11/2024 (a)		1,970	1,748

Federal Republic of Nigeria (Nigeria)

6.50%, 11/28/2027 (a)		1,500	1,579

7.88%, 2/16/2032 (a)		960	1,031

7.63%, 11/28/2047 (a)		1,090	1,095

Hashemite Kingdom of Jordan (Jordan)

5.85%, 7/7/2030 (b)		1,330	1,399

7.38%, 10/10/2047 (a)		710	762

Islamic Republic of Pakistan (Pakistan)

6.00%, 4/8/2026 (b)		893	897

7.38%, 4/8/2031 (b)		521	528

Italian Republic Government Bond (Italy)

0.88%, 5/6/2024		1,888	1,886

Jamaica Government Bond (Jamaica)

8.00%, 3/15/2039		870	1,218

Kingdom of Bahrain (Bahrain)

5.45%, 9/16/2032 (b)		1,265	1,240

7.50%, 9/20/2047 (a)		875	924

Kingdom of Morocco (Morocco)

1.50%, 11/27/2031 (b)	EUR	1,240	1,376

3.00%, 12/15/2032 (b)		476	461

Lebanese Republic (Lebanon)

6.38%, 3/9/2020 (j)		1,280	159

Malaysia Government Bond (Malaysia)

3.83%, 7/5/2034	MYR	11,280	2,714

Mex Bonos Desarr Fix Rt (Mexico)

Series M 20, 8.50%, 5/31/2029	MXN	43,500	2,372

7.75%, 5/29/2031	MXN	60,240	3,162

People’s Republic of China (China)

3.02%, 5/27/2031	CNY	33,000	5,178

Republic of Angola (Angola)

8.00%, 11/26/2029 (a)		530	557

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Republic of Colombia (Colombia)

3.13%, 4/15/2031		1,000	976

Republic of Cote d’Ivoire (Ivory Coast)

6.38%, 3/3/2028 (a)		1,190	1,325

6.88%, 10/17/2040 (b)	EUR	1,880	2,480

Republic of Ghana (Ghana)

7.63%, 5/16/2029 (a)		980	979

8.13%, 3/26/2032 (a)		520	520

Republic of Indonesia (Indonesia)

6.50%, 6/15/2025	IDR	33,421,000	2,472

7.00%, 9/15/2030	IDR	9,776,000	728

8.38%, 3/15/2034	IDR	15,335,000	1,236

7.50%, 4/15/2040	IDR	56,472,000	4,234

Republic of Iraq (Iraq)

5.80%, 1/15/2028 (a)		1,519	1,459

Republic of Kenya (Kenya)

6.88%, 6/24/2024 (a)		1,370	1,505

6.30%, 1/23/2034 (b)		742	765

8.25%, 2/28/2048 (a)		480	543

Republic of North Macedonia (Macedonia, the Former Yugoslav Republic of)

2.75%, 1/18/2025 (a)	EUR	1,110	1,388

Republic of Paraguay (Paraguay)

5.00%, 4/15/2026 (a)		620	703

4.95%, 4/28/2031 (b)		430	498

5.60%, 3/13/2048 (a)		820	984

5.40%, 3/30/2050 (b)		470	559

Republic of Senegal (Senegal)

6.25%, 5/23/2033 (a)		700	754

Republic of Serbia (Serbia)

1.50%, 6/26/2029 (b)	EUR	1,600	1,924

2.13%, 12/1/2030 (b)		1,010	973

1.65%, 3/3/2033 (b)	EUR	632	740

Republic of South Africa (South Africa)

4.30%, 10/12/2028		1,030	1,063

Series R213, 7.00%, 2/28/2031	ZAR	45,350	2,709

8.88%, 2/28/2035	ZAR	37,240	2,355

6.25%, 3/8/2041		379	417

5.00%, 10/12/2046		2,260	2,114

5.75%, 9/30/2049		390	392

Romania Government Bond (Romania)

2.88%, 10/28/2024 (a)	EUR	770	988

2.63%, 12/2/2040 (b)	EUR	416	484

4.63%, 4/3/2049 (b)	EUR	997	1,484

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	139

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Foreign Government Securities — continued

Titulos de Tesoreria (Colombia) 7.00%, 6/30/2032	COP	2,789,300	723

Ukraine Government Bond (Ukraine)

7.75%, 9/1/2024 (a)		1,880	2,061

7.38%, 9/25/2032 (a)		1,050	1,122

United Arab Emirates Government Bond (United Arab Emirates)

4.00%, 7/28/2050 (b)		1,180	1,072

United Mexican States (Mexico)

3.77%, 5/24/2061		1,128	1,075

3.75%, 4/19/2071		1,815	1,692

Total Foreign Government Securities (Cost $139,879)			139,633

Commercial Mortgage-Backed Securities — 9.3%

A10 Revolving Asset Financing I LLC 6.13%, 1/9/2020 ‡ (b) (c)		6,000	6,000

BAMLL Re-REMIC Trust Series 2014-FRR9, Class F, 2.24%, 12/26/2046 ‡ (b) (c)		1,057	1,052

BANK

Series 2021-BN35, Class XB, IO, 0.70%, 8/15/2031 (c)		17,700	979

Series 2021-BN35, Class XA, IO, 1.16%, 8/15/2031 (c)		11,900	977

Series 2018-BN13, Class C, 4.71%, 8/15/2061 ‡ (c)		509	569

Series 2019-BN20, Class XA, IO, 0.96%, 9/15/2062 (c)		4,125	235

Series 2019-BN20, Class C, 3.77%, 9/15/2062 ‡ (c)		708	746

Series 2020-BN25, Class XA, IO, 1.00%, 1/15/2063 (c)		13,190	839

Series 2021-BN34, Class XA, IO, 1.09%, 6/15/2063 (c)		16,150	1,249

Series 2021-BN33, Class XA, IO, 1.18%, 5/15/2064 (c)		14,394	1,159

Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 ‡ (c)		1,679	1,787

BHMS Series 2018-ATLS, Class A, 1.35%, 7/15/2035 (b) (c)		2,675	2,679

Braemar Hotels & Resorts Trust Series 2018-PRME, Class C, 1.35%, 6/15/2035 ‡ (b) (c)		1,200	1,197

BX Commercial Mortgage Trust Series 2021-VINO, Class A, 0.75%, 5/15/2038 (b) (c)		2,480	2,482

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.54%, 11/15/2050 (c)	152	167

CD Mortgage Trust Series 2016-CD2, Class C, 4.13%, 11/10/2049 ‡ (c)	95	99

Citigroup Commercial Mortgage Trust

Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (b)	2,765	2,642

Series 2017-C4, Class A4, 3.47%, 10/12/2050	1,400	1,550

COMM Mortgage Trust

Series 2015-CR26, Class A3, 3.36%, 10/10/2048	1,346	1,427

Series 2015-CR26, Class D, 3.69%, 10/10/2048 ‡ (c)	200	199

Series 2015-PC1, Class C, 4.46%, 7/10/2050 ‡ (c)	1,046	1,114

Commercial Mortgage Trust Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (b) (c)	2,210	2,258

Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	18	19

Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 1.33%, 5/15/2036 ‡ (b) (c)	3,800	3,815

CSAIL Commercial Mortgage Trust Series 2021-C20, Class C, 3.85%, 3/15/2054 ‡ (c)	469	506

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K033, Class X1, IO, 0.40%, 7/25/2023 (c)	41,398	204

Series K729, Class X1, IO, 0.48%, 10/25/2024 (c)	20,105	184

Series K739, Class X1, IO, 1.39%, 9/25/2027 (c)	18,985	1,239

Series K742, Class X1, IO, 0.87%, 3/25/2028 (c)	5,000	205

Series K108, Class X1, IO, 1.81%, 3/25/2030 (c)	7,399	946

Series K127, Class X1, IO, 0.42%, 1/25/2031 (c)	65,979	1,801

Series K125, Class X1, IO, 0.68%, 1/25/2031 (c)	18,383	896

Series K128, Class X1, IO, 0.63%, 3/25/2031 (c)	13,995	624

Series K129, Class X1, IO, 1.16%, 5/25/2031 (c)	18,298	1,585

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series K723, Class X3, IO, 1.98%, 10/25/2034 (c)	9,280	356

Series 2021-MN2, Class M2, 3.40%, 7/25/2041 (b) (c)	1,260	1,250

Series K041, Class X3, IO, 1.70%, 11/25/2042 (c)	13,061	616

Series K047, Class X3, IO, 1.55%, 6/25/2043 (c)	18,000	907

Series K726, Class X3, IO, 2.21%, 7/25/2044 (c)	3,760	202

Series K067, Class X3, IO, 2.19%, 9/25/2044 (c)	15,993	1,802

Series K068, Class X3, IO, 2.13%, 10/25/2044 (c)	4,540	502

Series K070, Class X3, IO, 2.11%, 12/25/2044 (c)	2,152	246

Series K730, Class X3, IO, 2.10%, 2/25/2045 (c)	13,820	853

Series K072, Class X3, IO, 2.21%, 12/25/2045 (c)	3,940	472

Series K088, Class X3, IO, 2.42%, 2/25/2047 (c)	7,310	1,137

Series K121, Class X3, IO, 2.87%, 11/25/2048 (c)	5,100	1,113

Series K127, Class X3, IO, 2.75%, 3/25/2049 (c)	5,100	1,077

FNMA ACES Series 2019-M1, Class A2, 3.67%, 9/25/2028 (c)	1,200	1,373

FREMF Series 2018-KF46, Class B, 2.04%, 3/25/2028 (b) (c)	1,847	1,798

FREMF Mortgage Trust

Series 2017-KF29, Class B, 3.64%, 2/25/2024 (b) (c)	139	139

Series 2017-KF31, Class B, 2.99%, 4/25/2024 (b) (c)	302	299

Series 2017-KF36, Class B, 2.74%, 8/25/2024 (b) (c)	593	593

Series 2017-KF35, Class B, 2.84%, 8/25/2024 (b) (c)	508	505

Series 2018-KF45, Class B, 2.04%, 3/25/2025 (b) (c)	215	214

Series 2018-KF47, Class B, 2.09%, 5/25/2025 (b) (c)	136	134

Series 2018-KF48, Class B, 2.14%, 6/25/2028 (b) (c)	992	982

Series 2017-K726, Class C, 4.12%, 7/25/2049 (b) (c)	725	768

Series 2017-K67, Class B, 4.08%, 9/25/2049 (b) (c)	1,995	2,223

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-K729, Class B, 3.80%, 11/25/2049 (b) (c)	880	945

GNMA

Series 2012-89, IO, 0.22%, 12/16/2053 (c)	3,938	14

Series 2017-9, IO, 0.58%, 1/16/2057 (c)	5,934	247

Series 2017-23, IO, 0.62%, 5/16/2059 (c)	6,125	282

Series 2017-69, IO, 0.85%, 7/16/2059 (c)	5,094	269

Series 2019-104, IO, 1.10%, 5/16/2061 (c)	2,570	206

Series 2019-53, Class IA, IO, 0.78%, 6/16/2061 (c)	11,380	819

Series 2019-155, IO, 0.63%, 7/16/2061 (c)	14,291	851

Series 2020-89, Class IA, IO, 1.21%, 4/16/2062 (c)	9,296	869

Series 2020-136, IO, 1.13%, 8/16/2062 (c)	4,389	411

Series 2021-106, IO, 0.92%, 4/16/2063 (c)	24,899	2,062

Series 2021-133, IO, 0.89%, 7/16/2063 (c)	11,985	1,002

GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class B, 1.64%, 11/21/2035 ‡ (b) (c)	1,540	1,536

GS Mortgage Securities Trust

Series 2015-GC34, Class C, 4.80%, 10/10/2048 ‡ (c)	539	572

Series 2015-GC30, Class C, 4.21%, 5/10/2050 (c)	190	202

JPMBB Commercial Mortgage Securities Trust

Series 2015-C30, Class A4, 3.55%, 7/15/2048	1,350	1,454

Series 2015-C30, Class C, 4.41%, 7/15/2048 ‡ (c)	266	280

Series 2015-C31, Class C, 4.77%, 8/15/2048 ‡ (c)	124	132

JPMDB Commercial Mortgage Securities Trust

Series 2017-C7, Class C, 4.30%, 10/15/2050 (c)	210	229

Series 2018-C8, Class A3, 3.94%, 6/15/2051	1,200	1,344

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2016-JP3, Class C, 3.60%, 8/15/2049 ‡ (c)	276	283

Series 2016-JP4, Class C, 3.55%, 12/15/2049 ‡ (c)	152	153

LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (c)	4,753	2,543

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	141

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C14, Class C, 5.22%, 2/15/2047 ‡ (c)	114	122

Series 2015-C24, Class C, 4.49%, 5/15/2048 ‡ (c)	190	201

Series 2015-C23, Class D, 4.28%, 7/15/2050 ‡ (b) (c)	200	202

Morgan Stanley Capital I Trust

Series 2015-MS1, Class B, 4.17%, 5/15/2048 ‡ (c)	147	158

Series 2019-L2, Class C, 5.14%, 3/15/2052 ‡ (c)	978	1,098

Series 2020-L4, Class C, 3.54%, 2/15/2053 (c)	481	502

Series 2021-L5, Class XA, IO, 1.42%, 5/15/2054 (c)	10,795	1,036

SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	2,892	3,042

TPGI Trust Series 2021-DGWD, Class A, 0.80%, 6/15/2026 (b) (c)	1,575	1,576

Velocity Commercial Capital Loan Trust

Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (c)	1,524	1,580

Series 2019-1, Class A, 3.76%, 3/25/2049 (b) (c)	750	776

Series 2019-3, Class A, 3.03%, 10/25/2049 (b) (c)	1,522	1,556

Series 2020-1, Class AFX, 2.61%, 2/25/2050 (b) (c)	1,259	1,292

Series 2021-1, Class A, 1.40%, 5/25/2051 (b) (c)	4,180	4,169

Series 2021-2, Class A, 1.52%, 8/25/2051 (b) (c)	1,626	1,638

Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class F, 5.27%, 10/15/2044 ‡ (b) (c)	1,299	326

Wells Fargo Commercial Mortgage Trust

Series 2016-C37, Class A4, 3.53%, 12/15/2049	1,650	1,811

Series 2018-C46, Class A4, 4.15%, 8/15/2051	1,245	1,435

Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (c)	316	358

Total Commercial Mortgage-Backed Securities (Cost $105,470)		102,574

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 8.2%

Alternative Loan Trust

Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	12	12

Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	130	136

Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	208	210

Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	448	455

Series 2005-21CB, Class A17, 6.00%, 6/25/2035	940	920

American Home Mortgage Assets Trust Series 2006-6, Class A1A, 0.27%, 12/25/2046 (c)	1,184	1,022

Angel Oak Mortgage Trust

Series 2019-5, Class A1, 2.59%, 10/25/2049 (b) (c)	3,436	3,442

Series 2020-1, Class A1, 2.47%, 12/25/2059 (b) (c)	567	570

Series 2021-3, Class A1, 1.07%, 5/25/2066 (b) (c)	5,587	5,598

Series 2021-3, Class A2, 1.31%, 5/25/2066 (b) (c)	4,191	4,198

Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.63%, 3/25/2049 (b) (c)	507	512

Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	35	34

Banc of America Funding Trust Series 2006-A, Class 1A1, 2.69%, 2/20/2036 (c)	299	301

Banc of America Mortgage Trust Series 2004-A, Class 2A2, 2.46%, 2/25/2034 (c)	130	133

CHL GMSR Issuer Trust Series 2018-GT1, Class A, 2.83%, 5/25/2023 (b) (c)	1,670	1,673

Citigroup Mortgage Loan Trust, Inc. Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1	1

COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050 (b) (c)	597	598

Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2, 2.18%, 10/25/2039 ‡ (b) (c)	465	467

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	293	219

Deephaven Residential Mortgage Trust

Series 2019-4A, Class A1, 2.79%, 10/25/2059 (b) (c)	1,139	1,142

Series 2020-1, Class A1, 2.34%, 1/25/2060 (b) (c)	2,010	2,020

Series 2020-1, Class A3, 2.65%, 1/25/2060 (b) (c)	623	626

FHLMC STACR Trust Series 2018-HQA2, Class M2, 2.38%, 10/25/2048 (b) (c)	550	555

FHLMC Structured Agency Credit Risk Debt Notes Series 2016-HQA4, Class M3, 3.98%, 4/25/2029 (c)	994	1,024

FHLMC, REMIC

Series 4043, Class PI, IO, 2.50%, 5/15/2027	2,729	132

Series 4086, Class AI, IO, 3.50%, 7/15/2027	1,117	67

Series 4120, Class UI, IO, 3.00%, 10/15/2027	875	39

Series 4216, Class MI, IO, 3.00%, 6/15/2028	464	30

Series 4178, Class BI, IO, 3.00%, 3/15/2033	988	87

Series 2936, Class AS, IF, IO, 6.00%, 2/15/2035 (c)	229	35

Series 4119, Class LI, IO, 3.50%, 6/15/2039	1,523	23

Series 4018, Class HI, IO, 4.50%, 3/15/2041	2,076	173

Series 4073, Class IQ, IO, 4.00%, 7/15/2042	806	116

Series 4173, Class I, IO, 4.00%, 3/15/2043	2,806	493

Series 4305, Class SK, IF, IO, 6.50%, 2/15/2044 (c)	1,142	226

Series 4612, Class QI, IO, 3.50%, 5/15/2044	4,589	446

Series 4372, Class SY, IF, IO, 6.00%, 8/15/2044 (c)	3,945	665

Series 4687, Class SG, IF, IO, 6.05%, 1/15/2047 (c)	3,796	817

Series 4654, Class SK, IF, IO, 5.90%, 2/15/2047 (c)	5,719	1,374

Series 4681, Class SD, IF, IO, 6.05%, 5/15/2047 (c)	8,628	1,974

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4707, Class SA, IF, IO, 6.05%, 8/15/2047 (c)	6,162	1,574

Series 4983, Class SY, IF, IO, 6.02%, 5/25/2050 (c)	9,227	1,958

Series 5023, Class MI, IO, 3.00%, 10/25/2050	5,163	859

FNMA, Connecticut Avenue Securities

Series 2015-C03, Class 2M2, 5.08%, 7/25/2025 (c)	150	151

Series 2017-C06, Class 1M2, 2.73%, 2/25/2030 (c)	508	517

Series 2018-C05, Class 1M2, 2.43%, 1/25/2031 (c)	1,550	1,569

Series 2018-C06, Class 1M2, 2.08%, 3/25/2031 (c)	750	755

Series 2018-C06, Class 2M2, 2.18%, 3/25/2031 (c)	250	252

FNMA, REMIC

Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	1,204	55

Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	2,091	131

Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	1,311	69

Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	301	11

Series 2003-130, Class NS, IF, IO, 6.92%, 1/25/2034 (c)	566	105

Series 2005-67, Class SI, IF, IO, 6.62%, 8/25/2035 (c)	400	52

Series 2005-69, Class AS, IF, IO, 6.62%, 8/25/2035 (c)	119	25

Series 2006-24, Class QS, IF, IO, 7.12%, 4/25/2036 (c)	387	68

Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	387	5

Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	117	1

Series 2012-118, Class DI, IO, 3.50%, 1/25/2040	997	28

Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	1,509	60

Series 2010-68, Class SJ, IF, IO, 6.47%, 7/25/2040 (c)	370	74

Series 2016-30, Class SA, IF, IO, 5.92%, 5/25/2046 (c)	5,002	1,143

Series 2016-39, Class LS, IF, IO, 5.92%, 7/25/2046 (c)	3,434	792

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	143

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2016-74, Class GS, IF, IO, 5.92%, 10/25/2046 (c)	1,588	383

Series 2016-75, Class SC, IF, IO, 6.02%, 10/25/2046 (c)	3,513	662

Series 2017-6, Class SB, IF, IO, 5.97%, 2/25/2047 (c)	2,185	459

Series 2017-47, Class ST, IF, IO, 6.02%, 6/25/2047 (c)	5,584	1,315

Series 2019-42, Class SK, IF, IO, 5.97%, 8/25/2049 (c)	1,244	232

FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050 (b) (c)	1,322	1,339

GCAT Trust

Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (b) (i)	1,407	1,420

Series 2021-NQM2, Class A1, 1.04%, 5/25/2066 (b) (c)	4,465	4,462

Series 2021-NQM4, Class A1, 1.09%, 8/25/2066 (b) (c)	2,803	2,803

GNMA

Series 2014-36, Class WY, 2.00%, 3/16/2044	810	822

Series 2014-181, Class SL, IF, IO, 5.51%, 12/20/2044 (c)	2,347	459

Series 2015-110, Class MS, IF, IO, 5.62%, 8/20/2045 (c)	827	132

Series 2017-134, Class SD, IF, IO, 6.11%, 9/20/2047 (c)	2,223	479

Series 2019-115, Class SD, IF, IO, 6.01%, 9/20/2049 (c)	884	126

Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	19,313	2,337

Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	6,693	934

Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	6,937	903

Series 2015-H13, Class GI, IO, 1.58%, 4/20/2065 (c)	1,905	73

GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	555	575

IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 0.60%, 6/25/2035 (c)	736	671

JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036	360	267

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035	304	248

MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034	1,196	1,237

Morgan Stanley Mortgage Loan Trust

Series 2004-4, Class 2A, 6.40%, 9/25/2034 (c)	254	280

Series 2004-9, Class 1A, 5.41%, 11/25/2034 (c)	94	101

New Residential Mortgage Loan Trust

Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (b) (c)	2,985	3,023

Series 2020-NQM1, Class A1, 2.46%, 1/26/2060 (b) (c)	1,312	1,324

OBX Trust

Series 2019-EXP3, Class 2A1A, 0.98%, 10/25/2059 (b) (c)	947	947

Series 2020-EXP1, Class 2A1, 0.83%, 2/25/2060 (b) (c)	237	237

PRPM LLC

Series 2020-3, Class A1, 2.86%, 9/25/2025 (b) (i)	1,190	1,193

Series 2021-6, Class A1, 1.79%, 7/25/2026 (b) (i)	3,163	3,160

Series 2021-6, Class A2, 3.47%, 7/25/2026 (b) (i)	275	275

Series 2021-7, Class A1, 1.87%, 8/25/2026 (b) (i)	3,247	3,248

Series 2021-7, Class A2, 3.67%, 8/25/2026 (b) (i)	738	738

RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036	30	29

Residential Asset Securitization Trust Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	254	228

SART 4.75%, 7/15/2024	1,451	1,454

Sequoia Mortgage Trust Series 2003-8, Class A1, 0.73%, 1/20/2034 (c)	323	329

Starwood Mortgage Residential Trust

Series 2019-INV1, Class A1, 2.61%, 9/27/2049 (b) (c)	532	538

Series 2020-1, Class A1, 2.27%, 2/25/2050 (b) (c)	697	704

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

TDA CAM 4 FTA (Spain) Series 4, Class A, 0.00%, 6/26/2039 (a) (c)	EUR	485	572

Verus Securitization Trust

Series 2019-4, Class A1, 2.64%, 11/25/2059 (b) (i)		1,815	1,842

Series 2019-INV3, Class A1, 2.69%, 11/25/2059 (b) (c)		3,206	3,251

Series 2020-1, Class A1, 2.42%, 1/25/2060 (b) (i)		528	535

WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033		108	111

ZH Trust

Series 2021-1, Class A, 2.25%, 2/18/2027 (b)		1,059	1,060

Series 2021-1, Class B, 3.26%, 2/18/2027 (b)		695	695

Total Collateralized Mortgage Obligations (Cost $89,158)			91,031

Loan Assignments — 6.5% (l)

Airlines — 0.0% (h)

Delta Air Lines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 10/20/2027 (f)		314	333

Auto Components — 0.2%

Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.58%, 4/10/2028 (f)		1,000	997

Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 1/31/2028 (f) (m)		983	979

Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028 (f)		700	700

			2,676

Beverages — 0.1%

Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028 (f)		1,000	993

Building Products — 0.1%

American Bath Group LLC, 1st Lien Term Loan B1 (ICE LIBOR USD 2 Month + 3.75%; ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/2027 (f)		648	645

Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 2.75%, 5/22/2028 (f) (m)		793	787

			1,432

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — 0.2%

Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 3/31/2027 (f)	1,339	1,333

INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 1/29/2026 (f)	800	797

		2,130

Commercial Services & Supplies — 0.4%

Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/12/2028 (f)	320	320

Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.34%, 10/30/2026 (f)	1,000	997

Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 3/10/2028 (f) (m)	1,200	1,188

Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 6/21/2028 (f)	780	775

Nielsen Holdings plc, Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.10%, 3/6/2028 (f)	698	697

Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026 (f)	586	585

		4,562

Construction & Engineering — 0.2%

Osmose Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/23/2028 (f) (m)	1,200	1,191

Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 1/21/2028 (f)	777	773

		1,964

Containers & Packaging — 0.3%

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/3/2024 (f)	894	870

Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027 (f)	916	912

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	145

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Containers & Packaging — continued

LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.08%, 7/1/2026 (f)	1,070	1,069

Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 7/29/2028 (f) (m)	304	303

		3,154

Diversified Consumer Services — 0.1%

Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 4/3/2028 (f)	700	686

Diversified Financial Services — 0.0% (h)

Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027 (f)	500	496

Electrical Equipment — 0.2%

Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025 (f)	995	986

Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.85%, 3/2/2027 (f)	1,122	1,114

		2,100

Electronic Equipment, Instruments & Components — 0.1%

Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%), 4.00%, 6/30/2028 (f) (m)	1,000	1,002

Entertainment — 0.1%

WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.21%, 1/20/2028 (f)	900	888

Food Products — 0.0% (h)

B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.58%, 10/10/2026 (f) (j)	400	400

Health Care Equipment & Supplies — 0.1%

Insulet, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/4/2028 (f)	1,275	1,273

Health Care Providers & Services — 0.3%

CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.33%, 8/31/2026 (f) (m)	600	597

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

ICON Luxembourg SARL, 1st Lien Term Loan B (Ireland) (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028 (f)	160	159

ICON Luxembourg SARL, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028 (f)	640	640

Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 2/14/2025 (f)	997	997

WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.00%, 1/8/2027 (f) (j)	595	596

		2,989

Hotels, Restaurants & Leisure — 0.4%

Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 12/23/2024 (f)	1,197	1,186

IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027 (f)	995	994

Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 8/14/2024 (f) (m)	1,497	1,483

Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 8/3/2028 (f)	1,200	1,196

		4,859

Household Durables — 0.1%

Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028 (f)	800	800

Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 6/29/2028 (f)	510	509

		1,309

Household Products — 0.0% (h)

Reynolds Consumer Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 2/4/2027 (f)	426	423

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Internet & Direct Marketing Retail — 0.2%

GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 10/10/2025 (f)	1,467	1,459

Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 9/25/2026 (f) (m)	242	241

		1,700

IT Services — 0.2%

Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027 (f)	1,393	1,379

Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 3/9/2027 (f)	358	353

		1,732

Leisure Products — 0.1%

Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024 (f)	806	788

Life Sciences Tools & Services — 0.3%

Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 8/30/2026 (f)	695	694

Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 11/8/2027 (f)	1,787	1,785

PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 8/11/2028 (f) (m)	1,300	1,299

		3,778

Machinery — 0.2%

Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (f)	1,251	1,250

Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027 (f)	689	689

		1,939

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — 0.1%

Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 3.63%, 8/21/2026 (f)	99	97

Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 5.75%, 8/2/2027 (f)	800	800

		897

Oil, Gas & Consumable Fuels — 0.1%

Buckeye Partners LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 2.35%, 11/1/2026 (f)	1,094	1,082

Paper & Forest Products — 0.1%

Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 9/7/2027 (f)	829	823

Personal Products — 0.2%

Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/17/2028 (f)	1,000	999

Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026 (f)	1,224	1,224

		2,223

Pharmaceuticals — 0.1%

Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 5/5/2028 (f)	700	700

Professional Services — 0.0% (h)

Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/6/2026 (f)	99	98

Road & Rail — 0.3%

First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%), 3.50%, 7/21/2028 (f) (m)	1,096	1,087

First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 2 Month + 3.00%), 3.50%, 7/21/2028 (f) (m)	404	401

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	147

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Road & Rail — continued

Genesee & Wyoming, Inc., 1st Lien Term Loan

(ICE LIBOR USD 3 Month + 2.00%), 2.15%, 12/30/2026 (f)	829	819

Hertz Corp. (The), 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 6/30/2028 (f) (m)	841	838

Hertz Corp. (The), 1st Lien Term Loan C

(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 6/30/2028 (f) (m)	159	158

		3,303

Software — 0.9%

Ascend Learning LLC, Term Loan B

(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024 (f) (j)	347	347

(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (f)	1,122	1,122

Camelot Finance LP, 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026 (f) (m)	1,200	1,200

Cloudera, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.50%), 3.25%, 12/22/2027 (f)	852	851

Cornerstone OnDemand, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/22/2027 (f)	999	998

Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (f)	1,552	1,554

Informatica LLC, 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 3.25%), 3.33%, 2/25/2027 (f)	1,420	1,410

Proofpoint, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/9/2028 (f) (m)	800	795

SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3

(ICE LIBOR USD 1 Month + 1.75%), 1.83%, 4/16/2025 (f)	375	369

SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4

(ICE LIBOR USD 1 Month + 1.75%), 1.83%, 4/16/2025 (f)	289	284

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued

ThoughtWorks, Inc., 1st Lien Term Loan

(ICE LIBOR USD 1 Month + 3.00%), 3.75%, 3/24/2028 (f)	858	854

Ultimate Software Group, Inc. (The), 1st Lien Term Loan

(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026 (f)	1,122	1,122

		10,906

Specialty Retail — 0.7%

AppleCaramel Buyer LLC, 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 4.00%), 4.50%, 10/19/2027 (f)	794	795

Claire’s Stores, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 6.50%), 6.58%, 12/18/2026 (f) (j) (n)	1,767	1,699

Leslie’s Poolmart, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 2.75%), 3.25%, 3/9/2028 (f) (m)	1,148	1,141

Park River Holdings, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027 (f) (m)	1,212	1,204

Petco Health and Wellness Co., Inc., Term Loan B

(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028 (f)	898	896

Pure Fishing, Inc., 1st Lien Term Loan

(ICE LIBOR USD 1 Month + 4.50%), 4.58%, 12/22/2025 (f)	794	781

Serta Simmons Bedding LLC, 1st Lien Term Loan

(ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023 (f)	748	710

		7,226

Wireless Telecommunication Services — 0.1%

CCI Buyer, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027 (f)	1,049	1,051

Total Loan Assignments (Cost $71,930)		71,915

Convertible Bonds — 4.1%

Airlines — 0.2%

JetBlue Airways Corp. 0.50%, 4/1/2026 (b)	692	680

Southwest Airlines Co. 1.25%, 5/1/2025	815	1,188

		1,868

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued

Automobiles — 0.1%

Ford Motor Co. Zero Coupon, 3/15/2026 (b)	995	1,032

Electronic Equipment, Instruments & Components — 0.2%

II-VI, Inc. 0.25%, 9/1/2022	1,020	1,420

Itron, Inc. Zero Coupon, 3/15/2026 (b)	709	677

		2,097

Entertainment — 0.1%

Zynga, Inc. Zero Coupon, 12/15/2026 (b)	1,480	1,479

Equity Real Estate Investment Trusts (REITs) — 0.2%

Kite Realty Group LP 0.75%, 4/1/2027 (b)	688	688

Pebblebrook Hotel Trust 1.75%, 12/15/2026	965	1,067

Summit Hotel Properties, Inc. 1.50%, 2/15/2026	351	360

		2,115

Health Care Equipment & Supplies — 0.1%

Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	970	1,122

Health Care Providers & Services — 0.0% (h)

PetIQ, Inc. 4.00%, 6/1/2026	220	264

Hotels, Restaurants & Leisure — 0.4%

Airbnb, Inc. Zero Coupon, 3/15/2026 (b)	1,630	1,566

Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	980	916

Huazhu Group Ltd. (China) 0.38%, 11/1/2022	760	890

Vail Resorts, Inc. Zero Coupon, 1/1/2026 (b)	686	699

		4,071

Interactive Media & Services — 0.3%

Snap, Inc. 0.75%, 8/1/2026	295	989

Zero Coupon, 5/1/2027 (b)	479	559

TripAdvisor, Inc. 0.25%, 4/1/2026 (b)	1,224	1,122

Twitter, Inc. Zero Coupon, 3/15/2026 (b)	900	850

		3,520

IT Services — 0.1%

GDS Holdings Ltd. (China) 2.00%, 6/1/2025	1,010	1,334

Leisure Products — 0.1%

Callaway Golf Co. 2.75%, 5/1/2026	455	804

Machinery — 0.2%

Fortive Corp. 0.88%, 2/15/2022	1,230	1,234

Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028 (b)	1,090	1,154

		2,388

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Media — 0.1%

DISH Network Corp. Zero Coupon, 12/15/2025 (b)		920	1,099

Metals & Mining — 0.1%

Allegheny Technologies, Inc. 3.50%, 6/15/2025		1,155	1,616

Road & Rail — 0.1%

Lyft, Inc. 1.50%, 5/15/2025		975	1,386

Semiconductors & Semiconductor Equipment — 0.6%

ams AG (Austria) 2.13%, 11/3/2027 (a)	EUR	600	700

Cree, Inc. 0.88%, 9/1/2023		220	321

Microchip Technology, Inc. 1.63%, 2/15/2027		810	1,892

ON Semiconductor Corp. Zero Coupon, 5/1/2027 (b)		2,110	2,409

Silicon Laboratories, Inc. 0.63%, 6/15/2025		1,186	1,648

			6,970

Software — 1.2%

Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026 (b)		960	882

Bentley Systems, Inc. 0.13%, 1/15/2026 (b)		505	602

Box, Inc. Zero Coupon, 1/15/2026 (b)		797	946

Dropbox, Inc. Zero Coupon, 3/1/2028 (b)		2,198	2,479

Envestnet, Inc.

1.75%, 6/1/2023		995	1,259

0.75%, 8/15/2025 (b)		210	212

Everbridge, Inc. Zero Coupon, 3/15/2026 (b)		1,344	1,482

FireEye, Inc. 0.88%, 6/1/2024		650	694

Nice Ltd. (Israel)

Zero Coupon, 9/15/2025 (b)		1,744	2,042

Palo Alto Networks, Inc.

0.38%, 6/1/2025		1,250	2,005

			12,603

Total Convertible Bonds (Cost $41,735)			45,768

Mortgage-Backed Securities - 1.7%

FHLMC Gold Pools, 30 Year

Pool # G61785, 3.50%, 1/1/2048		5,276	5,624

FNMA UMBS, 15 Year

Pool # MA4261, 2.00%, 2/1/2036		6,603	6,836

FNMA UMBS, 30 Year

Pool # BM5275, 3.50%, 11/1/2047		1,862	1,980

Pool # BM5219, 3.50%, 3/1/2048		1,077	1,144

FNMA, Other

Pool # BF0263, 3.50%, 5/1/2058		1,453	1,598

Pool # BF0381, 4.00%, 4/1/2059		1,417	1,588

Total Mortgage-Backed Securities (Cost $18,220)			18,770

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	149

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)			VALUE ($000)
Supranational — 0.3%

European Union (Supranational)

0.10%, 10/4/2040 (a) (Cost $3,381)	EUR	2,990		3,393

	SHARES (000)
Convertible Preferred stocks — 0.2%

Specialty Retail — 0.2%

Claire’s Stores, Inc. * ‡ (Cost $266)		1		1,663

Common Stocks — 0.1%

Communications Equipment — 0.0% (h)

Goodman Networks, Inc. * ‡		6		—	(k)

Media — 0.1%

iHeartMedia, Inc., Class A *		13		316

Professional Services — 0.0% (h)

NMG, Inc. *		—	(k)	30

Specialty Retail — 0.0% (h)

Claire’s Stores, Inc. * ‡		1		215

Total Common Stocks (Cost $1,104)				561

Preferred Stocks — 0.0% (h)

Banks — 0.0% (h)

Wells Fargo & Co.

Series Z, 4.75%, 3/15/2025 ($25 par value) (o)		5		139

Communications Equipment — 0.0% (h)

Goodman Networks, Inc. *‡		7		—	(k)

INVESTMENTS	SHARES (000)	Value ($000)

Internet & Direct Marketing Retail — 0.0% (h)

MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	298	306

Total Preferred Stocks (Cost $435)		445

	NO. OF WARRANTS (000)
Warrants — 0.0% (h)

Media — 0.0% (h)

Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡ (Cost $—)	14	269

	NO. OF RIGHTS (000)
Rights — 0.0% (h)

Independent Power and Renewable Electricity Producers — 0.0% (h)

Vistra Corp., expiring 12/31/2049 * ‡ (Cost $—)	42	56

	SHARES (000)
Short-Term Investments — 3.9%

Investment Companies — 3.9%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (p) (q) (Cost $42,906)	42,910	42,931

Total Investments — 99.7% (Cost $1,082,787)		1,103,717
Other Assets Less Liabilities — 0.3%		3,456

NET ASSETS — 100.0%		1,107,173

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AUD	Australian Dollar
CNY	China Yuan
COP	Colombian Peso
CSMC	Credit Suisse Mortgage Trust
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PJSC	Public Joint Stock Company
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2021.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(j)	Defaulted security.
(k)	Amount rounds to less than one thousand.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of August 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2021.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of August 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	151

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of August 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Euro-Bund	231	09/2021	EUR	47,849	(226)

Short Contracts

Euro-Bobl	(6)	09/2021	EUR	(956)	(7)

Euro-Bund	(2)	09/2021	EUR	(414)	(8)

Euro-Buxl	(96)	09/2021	EUR	(24,076)	(382)

Long Gilt	(5)	12/2021	GBP	(882)	6

U.S. Treasury 2 Year Note	(146)	12/2021	USD	(32,169)	(23)

U.S. Treasury 5 Year Note	(287)	12/2021	USD	(35,505)	(52)

U.S. Treasury 10 Year Note	(270)	12/2021	USD	(36,024)	(3)

U.S. Treasury 10 Year Ultra Note	(999)	12/2021	USD	(147,821)	125

U.S. Treasury Long Bond	(38)	12/2021	USD	(6,196)	(18)

U.S. Treasury Ultra Bond	(295)	12/2021	USD	(58,263)	158

					(204)

					(430)

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of August 31, 2021 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	166	USD	194	Royal Bank of Canada	9/3/2021	2
USD	88,071	EUR	73,992	BNP Paribas	9/3/2021	702
USD	5,321	GBP	3,813	State Street Corp.	9/3/2021	80
COP	5,566,422	USD	1,454	BNP Paribas**	9/29/2021	21
CZK	12,742	USD	589	BNP Paribas	9/29/2021	3
EUR	9,687	USD	11,415	Merrill Lynch International	9/29/2021	30
EUR	5,430	USD	6,380	State Street Corp.	9/29/2021	35
INR	813,156	USD	10,901	Goldman Sachs International**	9/29/2021	207
KRW	8,457,493	USD	7,227	Citibank, NA**	9/29/2021	69
PLN	19,964	USD	5,126	BNP Paribas	9/29/2021	87
USD	20,530	AUD	27,956	BNP Paribas	9/29/2021	75
USD	50,757	EUR	42,888	BNP Paribas	10/5/2021	83
USD	36,819	EUR	31,107	HSBC Bank, NA	10/5/2021	64
USD	5,256	GBP	3,813	HSBC Bank, NA	10/5/2021	13

Total unrealized appreciation						1,471

EUR	42,888	USD	50,725	BNP Paribas	9/3/2021	(85)
EUR	31,107	USD	36,796	HSBC Bank, NA	9/3/2021	(66)
GBP	3,813	USD	5,255	HSBC Bank, NA	9/3/2021	(13)
USD	70	EUR	60	Royal Bank of Canada	9/3/2021	— (a)
USD	126	EUR	108	TD Bank Financial Group	9/3/2021	(1)
USD	5,558	CNY	36,167	Citibank, NA**	9/29/2021	(30)
USD	2,093	COP	8,106,662	BNP Paribas**	9/29/2021	(55)

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Forward foreign currency exchange contracts outstanding as of August 31, 2021 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	93,023	EUR	79,166	Citibank, NA	9/29/2021	(506)
USD	630	IDR	9,125,783	Citibank, NA**	9/29/2021	(10)
USD	2,617	MYR	11,111	BNP Paribas**	9/29/2021	(52)
USD	2,424	NZD	3,461	Barclays Bank plc	9/29/2021	(15)
USD	5,107	ZAR	76,344	Citibank, NA	9/29/2021	(129)
ZAR	3,240	USD	222	Goldman Sachs International	9/29/2021	— (a)

Total unrealized depreciation						(962)

Net unrealized appreciation						509

Abbreviations

AUD	Australian Dollar
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee

KRW	Korean Republic Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding—sell protection (a) as of August 31, 2021 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD 50,296	4,497	930	5,427

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared Interest rate swap contracts outstanding as of August 31, 2021 (amounts in thousands):
FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
6 month WIBOR semi-annually	1.70 annually	Receive	8/25/2031	PLN 10,000	—	21
1 day CLICP semi-annually	3.30 semi-annually	Receive	8/27/2024	CLP 2,494,312	—	8
1 day CLICP semi-annually	3.33 semi-annually	Receive	8/30/2024	CLP 4,988,625	—	13

					—	42

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	153

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Centrally Cleared Interest rate swap contracts outstanding as of August 31, 2021 (amounts in thousands):
FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
6 month WIBOR semi-annually	1.77 annually	Receive	7/6/2031	PLN 6,120	—	(3)
6 month WIBOR semi-annually	1.91 annually	Receive	6/9/2031	PLN 8,209	—	(34)

					—	(37)

					—	5

Abbreviations

CDX	Credit Default Swap Index
CLICP	Chile Indice de Camara Promedio Interbank Overnight Index
CLP	Chile Peso

PLN	Polish Zloty
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate

(a)	Value of floating rate index at August 31, 2021 was as follows:

FLOATING RATE INDEX	VALUE
1 Day CLICP	0.00%(b)
6 Month WIBOR	0.16

(b)	Amount rounds to less than 0.1%.

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	155

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund		JPMorgan Global Bond Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$363,473		$1,196,403		$3,770,276
Investments in affiliates, at value	4,363		27,420		232,455
Restricted cash for OTC derivatives	—		—		130
Cash	132		—		10,350
Foreign currency, at value	123		86		4,920
Deposits at broker for futures contracts	717		—		22,969
Deposits at broker for centrally cleared swaps	—		—		36,679
Receivables:
Due from custodian	1,157		—		—
Investment securities sold	3,902		—		1,030
Investment securities sold — delayed delivery securities	—		—		51
Fund shares sold	340		33,491		6,180
Interest from non-affiliates	3,242		16,412		36,356
Dividends from non-affiliates	—		—		6
Dividends from affiliates	—	(a)	1		9
Tax reclaims	—		—		128
Variation margin on futures contracts	—		—	(a)	1,892
Unrealized appreciation on forward foreign currency exchange contracts	183		—		9,515
Unrealized appreciation on unfunded commitments	—		—		2

Total Assets	377,632		1,273,813		4,132,948

LIABILITIES:
Payables:
Due to custodian	—		82		—
Investment securities purchased	5,313		—		112,505
Fund shares redeemed	195		129		3,397
Variation margin on futures contracts	7		—		—
Unrealized depreciation on forward foreign currency exchange contracts	29		145		5,591
Variation margin on centrally cleared swaps (net upfront receipts of $1,045, $0 and $15,909, respectively)	11		—		19,991
Accrued liabilities:
Investment advisory fees	72		642		1,354
Administration fees	9		53		163
Distribution fees	11		7		93
Service fees	14		13		405
Custodian and accounting fees	20		25		127
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	—	(a)
Deferred foreign capital gains tax	—		—		112
Other	122		61		108

Total Liabilities	5,803		1,157		143,846

Net Assets	$371,829		$1,272,656		$3,989,102

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund	JPMorgan Global Bond Opportunities Fund
NET ASSETS:
Paid-in-Capital	$335,602	$1,561,413	$3,966,663
Total distributable earnings (loss)	36,227	(288,757)	22,439

Total Net Assets	$371,829	$1,272,656	$3,989,102

Net Assets:
Class A	$34,687	$29,924	$242,775
Class C	5,648	2,191	64,651
Class I	115,535	69,656	2,919,135
Class R5	—	848	—
Class R6	215,959	1,170,037	762,541

Total	$371,829	$1,272,656	$3,989,102

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	3,278	3,706	23,044
Class C	535	273	6,159
Class I	10,899	8,618	276,411
Class R5	—	104	—
Class R6	20,368	144,488	72,162

Net Asset Value (a):
Class A — Redemption price per share	$10.58	$8.07	$10.54
Class C — Offering price per share (b)	10.56	8.04	10.50
Class I — Offering and redemption price per share	10.60	8.08	10.56
Class R5 — Offering and redemption price per share	—	8.17	—
Class R6 — Offering and redemption price per share	10.60	8.10	10.57
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/ (100% — maximum sales charge)]	$10.99	$8.38	$10.95

Cost of investments in non-affiliates	$349,140	$1,185,574	$3,653,471
Cost of investments in affiliates	4,363	27,420	232,452
Cost of foreign currency	123	67	6,807

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	157

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Strategic Income Opportunities Fund	JPMorgan Total Return Fund		JPMorgan Unconstrained Debt Fund
ASSETS:
Investments in non-affiliates, at value	$5,748,289	$598,098		$1,060,786
Investments in affiliates, at value	4,045,621	114,144		42,931
Repurchase agreements, at value	65,000	—		—
Restricted cash for securities sold short	1,559	—		—
Cash	990	7		315
Foreign currency, at value	17	1		1,311
Deposits at broker for futures contracts	250	—		5,434
Deposits at broker for centrally cleared swaps	11,522	539		4,272
Receivables:
Investment securities sold	15,836	4,347		134
Investment securities sold — delayed delivery securities	11,557	—		71
Fund shares sold	18,240	742		1,305
Interest from non-affiliates	8,942	2,161		7,455
Dividends from non-affiliates	1	—	(a)	2
Dividends from affiliates	21	1		2
Tax reclaims	—	—		31
Variation margin on futures contracts	125	—		603
Variation margin on centrally cleared swaps (net upfront receipts of $9,782, $280 and $4,497, respectively)	1,175	66		64
Unrealized appreciation on forward foreign currency exchange contracts	—	—		1,471
Unrealized appreciation on unfunded commitments	1	—		—	(a)
Outstanding OTC swap contracts, at value (net upfront payments of $27,065, $375 and $0, respectively)	4,097	45		—

Total Assets	9,933,243	720,151		1,126,187

LIABILITIES:
Payables:
Investment securities purchased	28,176	530		16,947
Investment securities purchased — delayed delivery securities	—	146,349		—
Fund shares redeemed	20,734	702		309
Variation margin on futures contracts	—	106		—
Unrealized depreciation on forward foreign currency exchange contracts	—	—		962
Outstanding OTC swap contracts, at value (net upfront receipts of $0, $0 and $0, respectively)	2	—	(a)	—
Accrued liabilities:
Investment advisory fees	3,377	124		372
Administration fees	493	25		40
Distribution fees	352	30		6
Service fees	1,741	51		107
Custodian and accounting fees	77	17		35
Trustees’ and Chief Compliance Officer’s fees	1	—	(a)	—	(a)
Deferred foreign capital gains tax	—	—		27
Other	423	41		209

Total Liabilities	55,376	147,975		19,014

Net Assets	$9,877,867	$572,176		$1,107,173

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan Strategic Income Opportunities Fund	JPMorgan Total Return Fund	JPMorgan Unconstrained Debt Fund
NET ASSETS:
Paid-in-Capital	$10,581,103	$560,360	$1,214,573
Total distributable earnings (loss)	(703,236)	11,816	(107,400)

Total Net Assets	$9,877,867	$572,176	$1,107,173

Net Assets:
Class A	$921,896	$90,319	$13,291
Class C	236,757	16,424	4,876
Class I	7,018,425	371,808	830,865
Class R2	—	236	873
Class R5	97,088	17,790	10,139
Class R6	1,603,701	75,599	247,129

Total	$9,877,867	$572,176	$1,107,173

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	80,166	8,570	1,320
Class C	20,662	1,563	488
Class I	608,764	35,196	82,409
Class R2	—	22	87
Class R5	8,411	1,684	1,004
Class R6	138,869	7,161	24,502

Net Asset Value (a):
Class A — Redemption price per share	$11.50	$10.54	$10.07
Class C — Offering price per share (b)	11.46	10.51	9.99
Class I — Offering and redemption price per share	11.53	10.56	10.08
Class R2 — Offering and redemption price per share	—	10.56	10.04
Class R5 — Offering and redemption price per share	11.54	10.56	10.10
Class R6 — Offering and redemption price per share	11.55	10.56	10.09
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/ (100% — maximum sales charge)]	$11.95	$10.95	$10.46

Cost of investments in non-affiliates	$5,692,306	$588,178	$1,039,881
Cost of investments in affiliates	4,045,621	114,144	42,906
Cost of repurchase agreements	65,000	—	—
Cost of foreign currency	18	1	1,303

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	159

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

(Amounts in thousands)

	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund	JPMorgan Global Bond Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$13,391	$31,016	$63,799
Interest income from affiliates	— (a)	—	3
Dividend income from non-affiliates	12	—	281
Dividend income from affiliates	11	11	47
Foreign taxes withheld (net)	—	—	(95)

Total investment income	13,414	31,027	64,035

EXPENSES:
Investment advisory fees	1,420	4,045	8,653
Administration fees	355	467	1,442
Distribution fees:
Class A	42	34	323
Class C	22	9	244
Service fees:
Class A	42	34	323
Class C	7	3	81
Class I	145	78	3,426
Class R5	—	— (a)	—
Custodian and accounting fees	64	93	418
Interest expense to affiliates	9	—	13
Professional fees	61	56	72
Trustees’ and Chief Compliance Officer’s fees	15	15	18
Printing and mailing costs	27	3	72
Registration and filing fees	45	69	89
Transfer agency fees (See Note 2.M.)	10	6	36
Other	26	9	78

Total expenses	2,290	4,921	15,288

Less fees waived	(264)	(485)	(2,865)

Net expenses	2,026	4,436	12,423

Net investment income (loss)	11,388	26,591	51,612

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	23,141	1,565	14,126
Investments in affiliates	(5)	(3)	(17)
Futures contracts	1,990	(2,182)	(9,625)
Foreign currency transactions	42	31	7,626
Forward foreign currency exchange contracts	1,413	969	4,655
Swaps	(761)	—	(12,657)

Net realized gain (loss)	25,820	380	4,108

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(38,158)	22,443	9,938 (b)
Investments in affiliates	5	3	19
Futures contracts	(1,444)	(65)	(6,965)
Foreign currency translations	4	(27)	(368)
Forward foreign currency exchange contracts	18	(258)	2,109
Swaps	(302)	—	4,580
Unfunded commitments	—	—	2

Change in net unrealized appreciation/depreciation	(39,877)	22,096	9,315

Net realized/unrealized gains (losses)	(14,057)	22,476	13,423

Change in net assets resulting from operations	$(2,669)	$49,067	$65,035

(a)	Amount rounds to less than one thousand.
(b)	Net of change in foreign capital gains tax of $(81).

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan Strategic Income Opportunities Fund	JPMorgan Total Return Fund	JPMorgan Unconstrained Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$72,242	$5,257	$14,140
Interest income from affiliates	—	—	2
Dividend income from non-affiliates	2,280	24	285
Dividend income from affiliates	221	8	33
Foreign taxes withheld (net)	—	—	(37)

Total investment income	74,743	5,289	14,423

EXPENSES:
Investment advisory fees	23,204	916	2,424
Administration fees	3,818	229	404
Distribution fees:
Class A	1,174	118	17
Class C	1,010	68	19
Class R2	—	1	2
Service fees:
Class A	1,174	118	17
Class C	337	23	6
Class I	9,094	502	999
Class R2	—	— (a)	1
Class R5	49	9	5
Custodian and accounting fees	295	80	156
Interest expense to affiliates	2	— (a)	2
Professional fees	113	56	73
Trustees’ and Chief Compliance Officer’s fees	25	14	14
Printing and mailing costs	183	16	4
Registration and filing fees	93	54	52
Transfer agency fees (See Note 2.M.)	91	7	9
Other	60	7	17

Total expenses	40,722	2,218	4,221

Less fees waived	(3,413)	(502)	(927)
Less expense reimbursements	—	(2)	(1)

Net expenses	37,309	1,714	3,293

Net investment income (loss)	37,434	3,575	11,130

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	4,493	(908)	6,175
Investments in affiliates	—	—	5
Futures contracts	(2,839)	865	(4,813)
Foreign currency transactions	27	(1)	821
Forward foreign currency exchange contracts	(344)	(10)	2,434
Swaps	(12,111)	(347)	1,630

Net realized gain (loss)	(10,774)	(401)	6,252

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	5,899	4,152	(3,748	)(b)
Investments in affiliates	—	—	(5)
Futures contracts	1,654	436	(1,535)
Foreign currency translations	(302)	(10)	(16)
Forward foreign currency exchange contracts	33	1	592
Swaps	3,566	85	935
Unfunded commitments	1	—	—	(a)

Change in net unrealized appreciation/depreciation	10,851	4,664	(3,777)

Net realized/unrealized gains (losses)	77	4,263	2,475

Change in net assets resulting from operations	$37,511	$7,838	$13,605

(a)	Amount rounds to less than one thousand.
(b)	Net of change in foreign capital gains tax of $(15).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	161

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,388	$55,039	$26,591	$34,910
Net realized gain (loss)	25,820	67,689	380	(78,282)
Change in net unrealized appreciation/depreciation	(39,877)	39,817	22,096	(25,051)

Change in net assets resulting from operations	(2,669)	162,545	49,067	(68,423)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(801)	(1,546)	(568)	(658)
Class C	(133)	(187)	(42)	(94)
Class I	(3,094)	(8,908)	(1,342)	(1,635)
Class R5	—	—	(18)	(21)
Class R6	(30,517)	(84,708)	(25,711)	(28,725)

Total distributions to shareholders	(34,545)	(95,349)	(27,681)	(31,133)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(2,242,746)	2,299,906	44,470	164,586

NET ASSETS:
Change in net assets	(2,279,960)	2,367,102	65,856	65,030
Beginning of period	2,651,789	284,687	1,206,800	1,141,770

End of period	$371,829	$2,651,789	$1,272,656	$1,206,800

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$51,612	$90,130	$37,434	$116,953
Net realized gain (loss)	4,108	6,798	(10,774)	(32,915)
Change in net unrealized appreciation/depreciation	9,315	68,164	10,851	81,409

Change in net assets resulting from operations	65,035	165,092	37,511	165,447

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,852)	(7,054)	(1,992)	(7,364)
Class C	(594)	(1,723)	(37)	(1,403)
Class I	(33,951)	(72,863)	(24,360)	(81,051)
Class R5	—	—	(403)	(1,442)
Class R6	(10,199)	(16,024)	(7,864)	(19,633)

Total distributions to shareholders	(47,596)	(97,664)	(34,656)	(110,893)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	356,056	519,647	(791,747)	(1,158,670)

NET ASSETS:
Change in net assets	373,495	587,075	(788,892)	(1,104,116)
Beginning of period	3,615,607	3,028,532	10,666,759	11,770,875

End of period	$3,989,102	$3,615,607	$9,877,867	$10,666,759

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	163

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Total Return Fund		JPMorgan Unconstrained Debt Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,575	$8,200	$11,130	$22,580
Net realized gain (loss)	(401)	6,318	6,252	14,201
Change in net unrealized appreciation/depreciation	4,664	(21,555)	(3,777)	7,053

Change in net assets resulting from operations	7,838	(7,037)	13,605	43,834

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(515)	(3,021)	(153)	(623)
Class C	(39)	(357)	(46)	(139)
Class I	(2,330)	(8,744)	(10,330)	(22,089)
Class R2	(1)	(9)	(7)	(18)
Class R5	(113)	(455)	(128)	(276)
Class R6	(530)	(1,780)	(3,395)	(9,925)

Total distributions to shareholders	(3,528)	(14,366)	(14,059)	(33,070)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(92,967)	52,108	101,309	(128,800)

NET ASSETS:
Change in net assets	(88,657)	30,705	100,855	(118,036)
Beginning of period	660,833	630,128	1,006,318	1,124,354

End of period	$572,176	$660,833	$1,107,173	$1,006,318

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$10,333	$161,571	$8,559	$24,274
Distributions reinvested	761	1,510	564	644
Cost of shares redeemed	(9,056)	(163,081)	(3,379)	(43,962)

Change in net assets resulting from Class A capital transactions	2,038	— (a)	5,744	(19,044)

Class C
Proceeds from shares issued	377	4,415	77	335
Distributions reinvested	133	187	42	92
Cost of shares redeemed	(1,346)	(2,346)	(478)	(2,082)

Change in net assets resulting from Class C capital transactions	(836)	2,256	(359)	(1,655)

Class I
Proceeds from shares issued	29,099	394,030	34,506	69,778
Distributions reinvested	2,993	8,801	1,337	1,627
Cost of shares redeemed	(117,460)	(338,526)	(22,230)	(88,239)

Change in net assets resulting from Class I capital transactions	(85,368)	64,305	13,613	(16,834)

Class R5
Proceeds from shares issued	—	—	193	54
Distributions reinvested	—	—	18	21
Cost of shares redeemed	—	—	— (a)	(15)

Change in net assets resulting from Class R5 capital transactions	—	—	211	60

Class R6
Proceeds from shares issued	129,364	2,599,765	109,388	678,709
Distributions reinvested	29,816	84,704	25,711	28,725
Cost of shares redeemed	(2,317,760)	(451,124)	(109,838)	(505,375)

Change in net assets resulting from Class R6 capital transactions	(2,158,580)	2,233,345	25,261	202,059

Total change in net assets resulting from capital transactions	$(2,242,746)	$2,299,906	$44,470	$164,586

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	165

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	996	15,932	1,073	3,050
Reinvested	73	141	71	86
Redeemed	(871)	(15,351)	(424)	(6,392)

Change in Class A Shares	198	722	720	(3,256)

Class C
Issued	37	412	10	44
Reinvested	13	18	5	12
Redeemed	(130)	(222)	(60)	(275)

Change in Class C Shares	(80)	208	(45)	(219)

Class I
Issued	2,764	37,564	4,340	8,783
Reinvested	289	817	168	212
Redeemed	(11,265)	(31,341)	(2,793)	(11,744)

Change in Class I Shares	(8,212)	7,040	1,715	(2,749)

Class R5
Issued	—	—	25	6
Reinvested	—	—	2	3
Redeemed	—	—	— (a)	(2)

Change in Class R5 Shares	—	—	27	7

Class R6
Issued	12,426	250,779	13,693	84,831
Reinvested	2,892	7,841	3,214	3,793
Redeemed	(223,638)	(41,863)	(13,731)	(71,570)

Change in Class R6 Shares	(208,320)	216,757	3,176	17,054

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$43,527	$73,995	$129,719	$375,504
Distributions reinvested	2,804	6,935	1,781	6,672
Cost of shares redeemed	(64,441)	(55,666)	(165,197)	(420,815)

Change in net assets resulting from Class A capital transactions	(18,110)	25,264	(33,697)	(38,639)

Class C
Proceeds from shares issued	6,013	9,265	7,846	47,791
Distributions reinvested	558	1,621	34	1,209
Cost of shares redeemed	(7,561)	(17,115)	(68,573)	(302,349)

Change in net assets resulting from Class C capital transactions	(990)	(6,229)	(60,693)	(253,349)

Class I
Proceeds from shares issued	635,683	1,189,838	977,209	2,924,612
Distributions reinvested	31,741	67,754	21,501	71,082
Cost of shares redeemed	(324,519)	(1,061,547)	(1,504,999)	(3,886,396)

Change in net assets resulting from Class I capital transactions	342,905	196,045	(506,289)	(890,702)

Class R5
Proceeds from shares issued	—	—	18,505	33,721
Distributions reinvested	—	—	361	1,348
Cost of shares redeemed	—	—	(20,109)	(88,300)

Change in net assets resulting from Class R5 capital transactions	—	—	(1,243)	(53,231)

Class R6
Proceeds from shares issued	234,382	420,526	161,482	597,452
Distributions reinvested	8,696	12,756	6,625	16,001
Cost of shares redeemed	(210,827)	(128,715)	(357,932)	(536,202)

Change in net assets resulting from Class R6 capital transactions	32,251	304,567	(189,825)	77,251

Total change in net assets resulting from capital transactions	$356,056	$519,647	$(791,747)	$(1,158,670)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	167

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	4,142	7,157	11,280	33,132
Reinvested	267	683	155	593
Redeemed	(6,131)	(5,527)	(14,364)	(37,180)

Change in Class A Shares	(1,722)	2,313	(2,929)	(3,455)

Class C
Issued	574	899	685	4,242
Reinvested	54	161	3	109
Redeemed	(723)	(1,712)	(5,984)	(26,714)

Change in Class C Shares	(95)	(652)	(5,296)	(22,363)

Class I
Issued	60,367	115,966	84,752	258,592
Reinvested	3,018	6,645	1,866	6,288
Redeemed	(30,836)	(106,992)	(130,536)	(342,697)

Change in Class I Shares	32,549	15,619	(43,918)	(77,817)

Class R5
Issued	—	—	1,603	2,960
Reinvested	—	—	31	119
Redeemed	—	—	(1,742)	(7,759)

Change in Class R5 Shares	—	—	(108)	(4,680)

Class R6
Issued	22,231	40,177	13,984	52,230
Reinvested	826	1,250	574	1,412
Redeemed	(20,005)	(12,991)	(30,986)	(47,742)

Change in Class R6 Shares	3,052	28,436	(16,428)	5,900

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan Total Return Fund		JPMorgan Unconstrained Debt Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$7,669	$375,003	$2,097	$5,909
Distributions reinvested	417	2,585	152	623
Cost of shares redeemed	(15,428)	(392,452)	(1,675)	(30,573)

Change in net assets resulting from Class A capital transactions	(7,342)	(14,864)	574	(24,041)

Class C
Proceeds from shares issued	394	8,050	423	1,124
Distributions reinvested	38	337	46	139
Cost of shares redeemed	(4,808)	(10,527)	(630)	(2,308)

Change in net assets resulting from Class C capital transactions	(4,376)	(2,140)	(161)	(1,045)

Class I
Proceeds from shares issued	85,287	501,646	176,227	285,508
Distributions reinvested	2,223	8,541	10,111	21,712
Cost of shares redeemed	(163,920)	(469,244)	(92,093)	(220,538)

Change in net assets resulting from Class I capital transactions	(76,410)	40,943	94,245	86,682

Class R2
Proceeds from shares issued	6	458	252	360
Distributions reinvested	1	9	7	18
Cost of shares redeemed	(99)	(398)	(28)	(222)

Change in net assets resulting from Class R2 capital transactions	(92)	69	231	156

Class R5
Proceeds from shares issued	1,791	6,052	1,803	1,785
Distributions reinvested	113	455	128	276
Cost of shares redeemed	(2,661)	(6,678)	(759)	(533)

Change in net assets resulting from Class R5 capital transactions	(757)	(171)	1,172	1,528

Class R6
Proceeds from shares issued	7,592	46,096	24,190	110,916
Distributions reinvested	461	1,536	3,388	9,908
Cost of shares redeemed	(12,043)	(19,361)	(22,330)	(312,904)

Change in net assets resulting from Class R6 capital transactions	(3,990)	28,271	5,248	(192,080)

Total change in net assets resulting from capital transactions	$(92,967)	$52,108	$101,309	$(128,800)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	169

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Total Return Fund		JPMorgan Unconstrained Debt Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	738	35,046	209	600
Reinvested	40	243	15	64
Redeemed	(1,480)	(36,726)	(167)	(3,140)

Change in Class A Shares	(702)	(1,437)	57	(2,476)

Class C
Issued	38	758	42	113
Reinvested	4	32	5	14
Redeemed	(463)	(992)	(63)	(236)

Change in Class C Shares	(421)	(202)	(16)	(109)

Class I
Issued	8,176	46,769	17,473	28,723
Reinvested	212	801	1,004	2,193
Redeemed	(15,705)	(44,982)	(9,131)	(22,489)

Change in Class I Shares	(7,317)	2,588	9,346	8,427

Class R2
Issued	1	43	25	36
Reinvested	— (a)	1	1	2
Redeemed	(10)	(37)	(3)	(22)

Change in Class R2 Shares	(9)	7	23	16

Class R5
Issued	171	570	178	179
Reinvested	11	43	13	28
Redeemed	(256)	(635)	(75)	(56)

Change in Class R5 Shares	(74)	(22)	116	151

Class R6
Issued	728	4,350	2,398	11,109
Reinvested	44	144	336	1,003
Redeemed	(1,150)	(1,823)	(2,212)	(31,884)

Change in Class R6 Shares	(378)	2,671	522	(19,772)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	171

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Corporate Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$10.52	$0.11	$0.21	$0.32	$(0.13)	$(0.13)	$(0.26)
Year Ended February 28, 2021	10.62	0.22	0.06	0.28	(0.22)	(0.16)	(0.38)
Year Ended February 29, 2020	9.45	0.28	1.18	1.46	(0.29)	—	(0.29)
Year Ended February 28, 2019	9.58	0.30	(0.01)	0.29	(0.37)	(0.05)	(0.42)
Year Ended February 28, 2018	9.99	0.30	(0.06)	0.24	(0.32)	(0.33)	(0.65)
Year Ended February 28, 2017	9.69	0.27	0.31	0.58	(0.24)	(0.04)	(0.28)

Class C
Six Months Ended August 31, 2021 (Unaudited)	10.51	0.09	0.19	0.28	(0.10)	(0.13)	(0.23)
Year Ended February 28, 2021	10.60	0.17	0.06	0.23	(0.16)	(0.16)	(0.32)
Year Ended February 29, 2020	9.43	0.22	1.20	1.42	(0.25)	—	(0.25)
Year Ended February 28, 2019	9.57	0.28	(0.04)	0.24	(0.33)	(0.05)	(0.38)
Year Ended February 28, 2018	9.99	0.25	(0.07)	0.18	(0.27)	(0.33)	(0.60)
Year Ended February 28, 2017	9.69	0.22	0.32	0.54	(0.20)	(0.04)	(0.24)

Class I
Six Months Ended August 31, 2021 (Unaudited)	10.54	0.13	0.20	0.33	(0.14)	(0.13)	(0.27)
Year Ended February 28, 2021	10.64	0.25	0.05	0.30	(0.24)	(0.16)	(0.40)
Year Ended February 29, 2020	9.46	0.30	1.20	1.50	(0.32)	—	(0.32)
Year Ended February 28, 2019	9.60	0.34	(0.03)	0.31	(0.40)	(0.05)	(0.45)
Year Ended February 28, 2018	10.01	0.32	(0.05)	0.27	(0.35)	(0.33)	(0.68)
Year Ended February 28, 2017	9.70	0.29	0.33	0.62	(0.27)	(0.04)	(0.31)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	10.54	0.13	0.21	0.34	(0.15)	(0.13)	(0.28)
Year Ended February 28, 2021	10.64	0.26	0.05	0.31	(0.25)	(0.16)	(0.41)
Year Ended February 29, 2020	9.46	0.31	1.20	1.51	(0.33)	—	(0.33)
Year Ended February 28, 2019	9.60	0.32	— (f)	0.32	(0.41)	(0.05)	(0.46)
Year Ended February 28, 2018	10.01	0.33	(0.05)	0.28	(0.36)	(0.33)	(0.69)
Year Ended February 28, 2017	9.70	0.30	0.33	0.63	(0.28)	(0.04)	(0.32)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.58	3.16%	$34,687	0.75%	2.16%	0.97%	38%
10.52	2.62	32,410	0.74	2.07	0.94	100
10.62	15.68	25,040	0.74	2.75	1.06	86
9.45	3.15	14,494	0.72	3.18	1.12	166
9.58	2.30	131,675	0.74	3.00	0.93	132
9.99	6.08	164,920	0.74	2.64	0.95	106

10.56	2.80	5,648	1.25	1.65	1.46	38
10.51	2.21	6,465	1.24	1.61	1.41	100
10.60	15.18	4,310	1.24	2.20	1.57	86
9.43	2.58	1,250	1.20	2.95	1.72	166
9.57	1.66	753	1.24	2.50	1.48	132
9.99	5.60	858	1.24	2.16	1.54	106

10.60	3.28	115,535	0.50	2.40	0.71	38
10.54	2.86	201,450	0.49	2.37	0.66	100
10.64	16.05	128,396	0.49	2.90	0.79	86
9.46	3.31	25,335	0.45	3.65	0.92	166
9.60	2.56	48,565	0.49	3.23	0.68	132
10.01	6.44	42,529	0.49	2.89	0.70	106

10.60	3.33	215,959	0.40	2.42	0.42	38
10.54	2.97	2,411,464	0.39	2.45	0.40	100
10.64	16.18	126,941	0.39	3.08	0.56	86
9.46	3.42	48,177	0.38	3.41	0.56	166
9.60	2.67	704,078	0.39	3.31	0.41	132
10.01	6.55	1,739,340	0.39	2.98	0.40	106

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	173

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Emerging Markets Debt Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$7.94	$0.16	$0.14	$0.30	$(0.17)
Year Ended February 28, 2021	8.09	0.33	(0.21)	0.12	(0.27)
Year Ended February 29, 2020	7.89	0.36	0.20	0.56	(0.36)
Year Ended February 28, 2019	8.16	0.37	(0.30)	0.07	(0.34)
Year Ended February 28, 2018	8.15	0.38	(0.02)	0.36	(0.35)
Year Ended February 28, 2017	7.69	0.37	0.47	0.84	(0.38)

Class C
Six Months Ended August 31, 2021 (Unaudited)	7.90	0.14	0.14	0.28	(0.14)
Year Ended February 28, 2021	8.05	0.27	(0.19)	0.08	(0.23)
Year Ended February 29, 2020	7.86	0.32	0.19	0.51	(0.32)
Year Ended February 28, 2019	8.13	0.32	(0.29)	0.03	(0.30)
Year Ended February 28, 2018	8.12	0.34	(0.03)	0.31	(0.30)
Year Ended February 28, 2017	7.67	0.34	0.45	0.79	(0.34)

Class I
Six Months Ended August 31, 2021 (Unaudited)	7.95	0.17	0.13	0.30	(0.17)
Year Ended February 28, 2021	8.10	0.34	(0.20)	0.14	(0.29)
Year Ended February 29, 2020	7.91	0.39	0.18	0.57	(0.38)
Year Ended February 28, 2019	8.17	0.38	(0.28)	0.10	(0.36)
Year Ended February 28, 2018	8.16	0.40	(0.02)	0.38	(0.37)
Year Ended February 28, 2017	7.70	0.39	0.47	0.86	(0.40)

Class R5
Six Months Ended August 31, 2021 (Unaudited)	8.04	0.17	0.14	0.31	(0.18)
Year Ended February 28, 2021	8.19	0.34	(0.19)	0.15	(0.30)
Year Ended February 29, 2020	7.99	0.40	0.19	0.59	(0.39)
Year Ended February 28, 2019	8.25	0.40	(0.29)	0.11	(0.37)
Year Ended February 28, 2018	8.24	0.42	(0.03)	0.39	(0.38)
Year Ended February 28, 2017	7.77	0.42	0.47	0.89	(0.42)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	7.96	0.17	0.15	0.32	(0.18)
Year Ended February 28, 2021	8.11	0.35	(0.20)	0.15	(0.30)
Year Ended February 29, 2020	7.92	0.40	0.19	0.59	(0.40)
Year Ended February 28, 2019	8.19	0.40	(0.29)	0.11	(0.38)
Year Ended February 28, 2018	8.18	0.42	(0.02)	0.40	(0.39)
Year Ended February 28, 2017	7.72	0.41	0.47	0.88	(0.42)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.07	3.76%	$29,924	1.09%	3.89%	1.27%	18%
7.94	1.71	23,705	1.12	4.27	1.31	92
8.09	7.16	50,481	1.20	4.50	1.34	106
7.89	0.96	58,011	1.19	4.63	1.38	90
8.16	4.41	106,525	1.19	4.55	1.33	113
8.15	11.14	47,975	1.19	4.50	1.40	222

8.04	3.64	2,191	1.59	3.39	1.85	18
7.90	1.22	2,511	1.61	3.58	1.80	92
8.05	6.52	4,322	1.70	3.97	1.82	106
7.86	0.51	4,604	1.69	4.08	1.86	90
8.13	3.88	6,597	1.69	4.07	1.85	113
8.12	10.50	7,731	1.69	4.16	1.95	222

8.08	3.88	69,656	0.84	4.14	1.02	18
7.95	1.98	54,850	0.86	4.35	1.03	92
8.10	7.28	78,153	0.95	4.74	1.05	106
7.91	1.33	48,213	0.94	4.83	1.09	90
8.17	4.64	96,247	0.94	4.77	1.07	113
8.16	11.39	62,419	0.94	4.83	1.14	222

8.17	3.86	848	0.79	4.19	0.88	18
8.04	2.04	621	0.79	4.31	0.89	92
8.19	7.49	573	0.80	4.87	0.91	106
7.99	1.49	661	0.78	5.02	0.97	90
8.25	4.80	625	0.74	5.00	0.98	113
8.24	11.63	563	0.74	5.11	0.94	222

8.10	4.08	1,170,037	0.69	4.29	0.76	18
7.96	2.16	1,125,113	0.69	4.51	0.78	92
8.11	7.53	1,008,241	0.70	4.95	0.79	106
7.92	1.46	745,960	0.69	5.06	0.84	90
8.19	4.89	1,569,963	0.69	5.04	0.82	113
8.18	11.66	847,635	0.69	5.04	0.82	222

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	175

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Global Bond Opportunities Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$10.49	$0.13	$0.04	$0.17	$(0.12)
Year Ended February 28, 2021	10.13	0.29	0.39	0.68	(0.32)
Year Ended February 29, 2020	9.83	0.32	0.36	0.68	(0.38)
September 1, 2018 through February 28, 2019 (g)	9.96	0.19	0.01	0.20	(0.33)
Year Ended August 31, 2018	10.22	0.38	(0.33)	0.05	(0.31)
Year Ended August 31, 2017	10.24	0.39	0.05	0.44	(0.46)
Year Ended August 31, 2016	10.01	0.38	0.34	0.72	(0.49)

Class C
Six Months Ended August 31, 2021 (Unaudited)	10.45	0.11	0.04	0.15	(0.10)
Year Ended February 28, 2021	10.10	0.25	0.38	0.63	(0.28)
Year Ended February 29, 2020	9.79	0.28	0.36	0.64	(0.33)
September 1, 2018 through February 28, 2019 (g)	9.93	0.17	— (h)	0.17	(0.31)
Year Ended August 31, 2018	10.18	0.34	(0.32)	0.02	(0.27)
Year Ended August 31, 2017	10.21	0.35	0.04	0.39	(0.42)
Year Ended August 31, 2016	9.99	0.34	0.33	0.67	(0.45)

Class I
Six Months Ended August 31, 2021 (Unaudited)	10.51	0.14	0.04	0.18	(0.13)
Year Ended February 28, 2021	10.16	0.32	0.37	0.69	(0.34)
Year Ended February 29, 2020	9.85	0.35	0.36	0.71	(0.40)
September 1, 2018 through February 28, 2019 (g)	9.98	0.21	0.01	0.22	(0.35)
Year Ended August 31, 2018	10.24	0.41	(0.33)	0.08	(0.34)
Year Ended August 31, 2017	10.26	0.42	0.05	0.47	(0.49)
Year Ended August 31, 2016	10.03	0.40	0.35	0.75	(0.52)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	10.52	0.15	0.04	0.19	(0.14)
Year Ended February 28, 2021	10.16	0.33	0.39	0.72	(0.36)
Year Ended February 29, 2020	9.85	0.36	0.37	0.73	(0.42)
September 1, 2018 through February 28, 2019 (g)	9.99	0.21	— (h)	0.21	(0.35)
Year Ended August 31, 2018	10.24	0.43	(0.33)	0.10	(0.35)
Year Ended August 31, 2017	10.27	0.43	0.04	0.47	(0.50)
Year Ended August 31, 2016	10.03	0.42	0.35	0.77	(0.53)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

Commencing on August 31, 2017, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to August 31, 2017 as well as for the year ended August 31, 2018, period ended February 28, 2019, year ended February 29, 2020, year ended February 28, 2021 and six months ended August 31, 2021 the Fund did not transact in securities sold short.

(g)	The Fund changed its fiscal year end from August 31st to the last day of February.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (excluding securities sold short) (c)(f)	Portfolio turnover rate (including securities sold short) (c)(f)

$10.54	1.61%	$242,775	0.90%	2.43%	1.07%	28%	—%
10.49	6.83	259,738	0.90	2.86	1.06	83	—
10.13	6.92	227,521	0.90	3.16	1.11	72	—
9.83	2.15	201,923	0.90	3.99	1.18	28	—
9.96	0.50	216,740	0.89	3.76	1.18	74	—
10.22	4.47	190,488	0.89	3.87	1.23	61	62
10.24	7.51	125,248	0.89	3.81	1.27	71	—

10.50	1.41	64,651	1.30	2.03	1.57	28	—
10.45	6.32	65,348	1.30	2.46	1.56	83	—
10.10	6.62	69,721	1.30	2.77	1.62	72	—
9.79	1.85	73,514	1.30	3.59	1.68	28	—
9.93	0.20	81,916	1.29	3.35	1.68	74	—
10.18	3.97	70,849	1.29	3.46	1.72	61	62
10.21	7.03	49,223	1.29	3.40	1.76	71	—

10.56	1.73	2,919,135	0.65	2.68	0.82	28	—
10.51	6.97	2,563,642	0.65	3.11	0.81	83	—
10.16	7.27	2,318,008	0.65	3.41	0.86	72	—
9.85	2.27	1,857,151	0.65	4.24	0.93	28	—
9.98	0.74	2,245,011	0.64	3.99	0.93	74	—
10.24	4.73	1,560,658	0.64	4.12	0.94	61	62
10.26	7.76	1,070,541	0.64	4.09	0.95	71	—

10.57	1.81	762,541	0.50	2.83	0.57	28	—
10.52	7.23	726,879	0.50	3.26	0.56	83	—
10.16	7.43	413,282	0.50	3.56	0.61	72	—
9.85	2.24	371,320	0.50	4.39	0.68	28	—
9.99	0.99	473,811	0.49	4.17	0.68	74	—
10.24	4.78	471,843	0.49	4.26	0.68	61	62
10.27	8.01	155,660	0.49	4.23	0.69	71	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	177

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income
JPMorgan Strategic Income Opportunities Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$11.50	$0.03		$(0.01)	$0.02		$(0.02)
Year Ended February 28, 2021	11.42	0.09		0.08	0.17		(0.09)
Year Ended February 29, 2020	11.47	0.27		(0.04)	0.23		(0.28)
Year Ended February 28, 2019	11.58	0.32		(0.11)	0.21		(0.32)
Year Ended February 28, 2018	11.69	0.33		(0.12)	0.21		(0.32)
Year Ended February 28, 2017	10.91	0.46		0.79	1.25		(0.47)

Class C
Six Months Ended August 31, 2021 (Unaudited)	11.46	—	(h)	— (h)	—	(h)	— (h)
Year Ended February 28, 2021	11.39	0.05		0.05	0.10		(0.03)
Year Ended February 29, 2020	11.44	0.22		(0.05)	0.17		(0.22)
Year Ended February 28, 2019	11.55	0.26		(0.10)	0.16		(0.27)
Year Ended February 28, 2018	11.65	0.28		(0.11)	0.17		(0.27)
Year Ended February 28, 2017	10.88	0.40		0.78	1.18		(0.41)

Class I
Six Months Ended August 31, 2021 (Unaudited)	11.53	0.04		— (h)	0.04		(0.04)
Year Ended February 28, 2021	11.45	0.12		0.08	0.20		(0.12)
Year Ended February 29, 2020	11.50	0.30		(0.05)	0.25		(0.30)
Year Ended February 28, 2019	11.61	0.35		(0.11)	0.24		(0.35)
Year Ended February 28, 2018	11.71	0.36		(0.11)	0.25		(0.35)
Year Ended February 28, 2017	10.93	0.49		0.79	1.28		(0.50)

Class R5
Six Months Ended August 31, 2021 (Unaudited)	11.54	0.05		— (h)	0.05		(0.05)
Year Ended February 28, 2021	11.47	0.15		0.05	0.20		(0.13)
Year Ended February 29, 2020	11.51	0.32		(0.04)	0.28		(0.32)
Year Ended February 28, 2019	11.63	0.37		(0.12)	0.25		(0.37)
Year Ended February 28, 2018	11.73	0.39		(0.11)	0.28		(0.38)
Year Ended February 28, 2017	10.94	0.52		0.79	1.31		(0.52)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	11.54	0.06		— (h)	0.06		(0.05)
Year Ended February 28, 2021	11.47	0.15		0.07	0.22		(0.15)
Year Ended February 29, 2020	11.52	0.33		(0.05)	0.28		(0.33)
Year Ended February 28, 2019	11.62	0.38		(0.10)	0.28		(0.38)
November 1, 2017 (i) through February 28, 2018	11.66	0.11		(0.04)	0.07		(0.11)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

The Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For the years ended February 28, 2021 and six months ended August 31, 2021 the Fund did not transact in securities sold short.

(g)

The net expenses and expenses without waivers, reimbursements and earnings credits (excluding interest expense for securities sold short) for Class A are 0.98% and 1.04% for the year ended February 29, 2020, 0.98% and 1.05% for the year ended February 28, 2019, 0.95% and 1.05% for the year ended February 28, 2018 and 0.97% and 1.15% for the year ended February 28, 2017, for Class C are 1.48% and 1.54% for the year ended February 29, 2020, 1.48% and 1.55% for the year ended February 28, 2019, 1.47% and 1.56% for the year ended February 28, 2018 and 1.47% and 1.60% for the year ended February 28, 2017, for Class I are 0.73% and 0.79% for the year ended February 29, 2020, 0.73% and 0.80% for the year ended February 28, 2019, 0.72% and 0.80% for the year ended February 28, 2018 and 0.71% and 0.82% for the year ended February 28, 2017, for Class R5 are 0.59% and 0.65% for the year ended February 29, 2020, 0.57% and 0.66% for the year ended February 28, 2019, 0.53% and 0.64% for the year ended February 28, 2018 and 0.52% and 0.61% for the year ended February 28, 2017 and for Class R6 are 0.48% and 0.54% for the year ended February 29, 2020, 0.48% and 0.55% for the year ended February 28, 2019 and 0.47% and 0.56% for the period ended February 28, 2018.

(h)	Amount rounds to less than $0.005.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (including interest expense for securities sold short) (e)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including interest expense for securities sold short)		Portfolio turnover rate (excluding securities sold short) (c)(f)	Portfolio turnover rate (including securities sold short) (c)(f)

$11.50	0.21%	$921,896	0.97%		0.47%	1.04%		70%	—%
11.50	1.49	955,348	0.94		0.82	1.04		130	—
11.42	1.99	988,793	0.98	(g)	2.36	1.04	(g)	52	53
11.47	1.88	1,072,538	0.99	(g)	2.78	1.06	(g)	39	39
11.58	1.85	1,144,868	0.99	(g)	2.87	1.07	(g)	55	58
11.69	11.60	1,530,590	0.98	(g)	4.05	1.17	(g)	38	40

11.46	0.01	236,757	1.47		(0.02)	1.54		70	—
11.46	0.92	297,525	1.44		0.41	1.54		130	—
11.39	1.47	550,457	1.48	(g)	1.90	1.54	(g)	52	53
11.44	1.37	773,610	1.49	(g)	2.27	1.56	(g)	39	39
11.55	1.44	909,113	1.49	(g)	2.38	1.58	(g)	55	58
11.65	10.97	1,125,676	1.48	(g)	3.55	1.62	(g)	38	40

11.53	0.34	7,018,425	0.72		0.72	0.79		70	—
11.53	1.74	7,522,680	0.69		1.08	0.78		130	—
11.45	2.23	8,366,484	0.73	(g)	2.62	0.79	(g)	52	53
11.50	2.13	9,408,299	0.74	(g)	3.03	0.81	(g)	39	39
11.61	2.19	8,778,839	0.74	(g)	3.10	0.82	(g)	55	58
11.71	11.86	9,192,284	0.73	(g)	4.30	0.84	(g)	38	40

11.54	0.42	97,088	0.57		0.87	0.66		70	—
11.54	1.80	98,303	0.54		1.28	0.65		130	—
11.47	2.47	151,357	0.59	(g)	2.81	0.65	(g)	52	53
11.51	2.21	223,856	0.58	(g)	3.20	0.67	(g)	39	39
11.63	2.40	214,304	0.55	(g)	3.37	0.66	(g)	55	58
11.73	12.16	572,331	0.53	(g)	4.50	0.63	(g)	38	40

11.55	0.55	1,603,701	0.47		0.98	0.54		70	—
11.54	1.91	1,792,903	0.44		1.31	0.53		130	—
11.47	2.49	1,713,784	0.48	(g)	2.85	0.54	(g)	52	53
11.52	2.47	1,728,463	0.49	(g)	3.31	0.56	(g)	39	39
11.62	0.60	988,062	0.49	(g)	2.94	0.58	(g)	55	58

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	179

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Total Return Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$10.45	$0.06	$0.09	$0.15	$(0.06)	$—	$(0.06)
Year Ended February 28, 2021	10.57	0.12	(0.01)	0.11	(0.14)	(0.09)	(0.23)
Year Ended February 29, 2020	9.73	0.25	0.84	1.09	(0.25)	—	(0.25)
Year Ended February 28, 2019	9.73	0.27	0.01	0.28	(0.28)	—	(0.28)
Year Ended February 28, 2018	9.90	0.24	(0.17)	0.07	(0.24)	— (g)	(0.24)
Year Ended February 28, 2017	9.69	0.26	0.22	0.48	(0.25)	(0.02)	(0.27)

Class C
Six Months Ended August 31, 2021 (Unaudited)	10.43	0.02	0.08	0.10	(0.02)	—	(0.02)
Year Ended February 28, 2021	10.55	0.06	(0.02)	0.04	(0.07)	(0.09)	(0.16)
Year Ended February 29, 2020	9.71	0.19	0.84	1.03	(0.19)	—	(0.19)
Year Ended February 28, 2019	9.71	0.21	— (g)	0.21	(0.21)	—	(0.21)
Year Ended February 28, 2018	9.87	0.17	(0.16)	0.01	(0.17)	— (g)	(0.17)
Year Ended February 28, 2017	9.66	0.19	0.23	0.42	(0.19)	(0.02)	(0.21)

Class I
Six Months Ended August 31, 2021 (Unaudited)	10.48	0.06	0.08	0.14	(0.06)	—	(0.06)
Year Ended February 28, 2021	10.60	0.14	(0.02)	0.12	(0.15)	(0.09)	(0.24)
Year Ended February 29, 2020	9.76	0.26	0.84	1.10	(0.26)	—	(0.26)
Year Ended February 28, 2019	9.75	0.28	0.02	0.30	(0.29)	—	(0.29)
Year Ended February 28, 2018	9.92	0.25	(0.17)	0.08	(0.25)	— (g)	(0.25)
Year Ended February 28, 2017	9.71	0.27	0.22	0.49	(0.26)	(0.02)	(0.28)

Class R2
Six Months Ended August 31, 2021 (Unaudited)	10.47	0.03	0.09	0.12	(0.03)	—	(0.03)
Year Ended February 28, 2021	10.60	0.08	(0.03)	0.05	(0.09)	(0.09)	(0.18)
Year Ended February 29, 2020	9.75	0.20	0.85	1.05	(0.20)	—	(0.20)
Year Ended February 28, 2019	9.74	0.22	0.02	0.24	(0.23)	—	(0.23)
Year Ended February 28, 2018	9.91	0.19	(0.17)	0.02	(0.19)	— (g)	(0.19)
Year Ended February 28, 2017	9.70	0.21	0.22	0.43	(0.20)	(0.02)	(0.22)

Class R5
Six Months Ended August 31, 2021 (Unaudited)	10.48	0.07	0.08	0.15	(0.07)	—	(0.07)
Year Ended February 28, 2021	10.60	0.15	(0.02)	0.13	(0.16)	(0.09)	(0.25)
Year Ended February 29, 2020	9.76	0.27	0.84	1.11	(0.27)	—	(0.27)
Year Ended February 28, 2019	9.75	0.29	0.02	0.31	(0.30)	—	(0.30)
Year Ended February 28, 2018	9.92	0.26	(0.17)	0.09	(0.26)	— (g)	(0.26)
Year Ended February 28, 2017	9.71	0.28	0.22	0.50	(0.27)	(0.02)	(0.29)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	10.47	0.07	0.09	0.16	(0.07)	—	(0.07)
Year Ended February 28, 2021	10.59	0.15	(0.01)	0.14	(0.17)	(0.09)	(0.26)
Year Ended February 29, 2020	9.75	0.28	0.84	1.12	(0.28)	—	(0.28)
Year Ended February 28, 2019	9.74	0.29	0.02	0.31	(0.30)	—	(0.30)
Year Ended February 28, 2018	9.91	0.26	(0.17)	0.09	(0.26)	— (g)	(0.26)
Year Ended February 28, 2017	9.71	0.29	0.21	0.50	(0.28)	(0.02)	(0.30)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

The Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For the years ended February 28, 2019, February 29, 2020, February 28, 2021 and six months ended August 31, 2021 the Fund did not transact in securities sold short.

(g)	Amount rounds to less than $0.005.
(h)	Interest expense on securities sold short is less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (including interest expense for securities sold short) (e)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including interest expense for securities sold short)		Portfolio turnover rate (excluding securities sold short) (c)(f)	Portfolio turnover rate (including securities sold short) (c)(f)

$10.54	1.42%	$90,319	0.65%		1.09%	0.96%		249%	—%
10.45	1.05	96,936	0.62		1.14	0.94		496	—
10.57	11.38	113,237	0.64		2.50	0.98		420	—
9.73	2.90	123,525	0.65		2.76	0.98		413	—
9.73	0.66	281,767	0.64		2.39	0.99		393	393
9.90	5.03	186,048	0.63	(h)	2.61	1.10	(h)	397	398

10.51	0.99	16,424	1.30		0.44	1.47		249	—
10.43	0.40	20,687	1.27		0.59	1.45		496	—
10.55	10.69	23,047	1.29		1.84	1.49		420	—
9.71	2.24	21,098	1.30		2.15	1.50		413	—
9.71	0.10	26,287	1.29		1.74	1.49		393	393
9.87	4.35	40,167	1.28	(h)	1.96	1.56	(h)	397	398

10.56	1.37	371,808	0.55		1.19	0.70		249	—
10.48	1.14	445,514	0.52		1.30	0.69		496	—
10.60	11.46	423,165	0.54		2.58	0.72		420	—
9.76	3.10	310,278	0.55		2.91	0.73		413	—
9.75	0.76	322,552	0.54		2.49	0.73		393	393
9.92	5.12	300,372	0.53	(h)	2.71	0.77	(h)	397	398

10.56	1.16	236	1.15		0.59	1.24		249	—
10.47	0.45	326	1.12		0.70	1.20		496	—
10.60	10.84	252	1.15		2.01	1.58		420	—
9.75	2.46	587	1.15		2.29	1.30		413	—
9.74	0.16	1,235	1.14		1.89	1.27		393	393
9.91	4.50	1,229	1.13	(h)	2.10	1.37	(h)	397	398

10.56	1.42	17,790	0.45		1.29	0.55		249	—
10.48	1.25	18,423	0.42		1.44	0.54		496	—
10.60	11.57	18,864	0.44		2.69	0.58		420	—
9.76	3.21	15,407	0.45		3.01	0.59		413	—
9.75	0.86	17,225	0.44		2.58	0.59		393	393
9.92	5.21	10,693	0.43	(h)	2.81	0.62	(h)	397	398

10.56	1.55	75,599	0.40		1.34	0.45		249	—
10.47	1.30	78,947	0.37		1.44	0.44		496	—
10.59	11.64	51,563	0.39		2.72	0.48		420	—
9.75	3.26	33,225	0.40		3.02	0.48		413	—
9.74	0.91	64,818	0.39		2.63	0.48		393	393
9.91	5.17	23,527	0.37	(h)	2.89	0.48	(h)	397	398

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	181

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Return of capital	Total distributions
JPMorgan Unconstrained Debt Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$10.07	$0.09	$0.03	$0.12	$(0.12)	$—	$(0.12)
Year Ended February 28, 2021	9.89	0.21	0.29	0.50	(0.32)	—	(0.32)
Year Ended February 29, 2020	9.68	0.30	0.17	0.47	(0.26)	—	(0.26)
Year Ended February 28, 2019	9.95	0.32	(0.28)	0.04	(0.31)	—	(0.31)
Year Ended February 28, 2018	9.89	0.33	(0.01)	0.32	(0.26)	—	(0.26)
Year Ended February 28, 2017	9.54	0.25	0.39	0.64	(0.28)	(0.01)	(0.29)

Class C
Six Months Ended August 31, 2021 (Unaudited)	10.00	0.06	0.02	0.08	(0.09)	—	(0.09)
Year Ended February 28, 2021	9.82	0.16	0.29	0.45	(0.27)	—	(0.27)
Year Ended February 29, 2020	9.61	0.25	0.17	0.42	(0.21)	—	(0.21)
Year Ended February 28, 2019	9.88	0.27	(0.28)	(0.01)	(0.26)	—	(0.26)
Year Ended February 28, 2018	9.84	0.28	(0.03)	0.25	(0.21)	—	(0.21)
Year Ended February 28, 2017	9.49	0.20	0.40	0.60	(0.24)	(0.01)	(0.25)

Class I
Six Months Ended August 31, 2021 (Unaudited)	10.09	0.10	0.02	0.12	(0.13)	—	(0.13)
Year Ended February 28, 2021	9.90	0.23	0.30	0.53	(0.34)	—	(0.34)
Year Ended February 29, 2020	9.69	0.32	0.18	0.50	(0.29)	—	(0.29)
Year Ended February 28, 2019	9.94	0.34	(0.25)	0.09	(0.34)	—	(0.34)
Year Ended February 28, 2018	9.91	0.36	(0.05)	0.31	(0.28)	—	(0.28)
Year Ended February 28, 2017	9.55	0.27	0.41	0.68	(0.31)	(0.01)	(0.32)

Class R2
Six Months Ended August 31, 2021 (Unaudited)	10.05	0.07	0.02	0.09	(0.10)	—	(0.10)
Year Ended February 28, 2021	9.87	0.17	0.29	0.46	(0.28)	—	(0.28)
Year Ended February 29, 2020	9.66	0.27	0.17	0.44	(0.23)	—	(0.23)
Year Ended February 28, 2019	9.93	0.28	(0.27)	0.01	(0.28)	—	(0.28)
Year Ended February 28, 2018	9.88	0.30	(0.03)	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2017	9.53	0.22	0.40	0.62	(0.26)	(0.01)	(0.27)

Class R5
Six Months Ended August 31, 2021 (Unaudited)	10.10	0.11	0.02	0.13	(0.13)	—	(0.13)
Year Ended February 28, 2021	9.92	0.23	0.30	0.53	(0.35)	—	(0.35)
Year Ended February 29, 2020	9.71	0.33	0.17	0.50	(0.29)	—	(0.29)
Year Ended February 28, 2019	9.97	0.35	(0.26)	0.09	(0.35)	—	(0.35)
Year Ended February 28, 2018	9.92	0.37	(0.03)	0.34	(0.29)	—	(0.29)
Year Ended February 28, 2017	9.56	0.29	0.40	0.69	(0.32)	(0.01)	(0.33)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	10.09	0.11	0.03	0.14	(0.14)	—	(0.14)
Year Ended February 28, 2021	9.91	0.25	0.29	0.54	(0.36)	—	(0.36)
Year Ended February 29, 2020	9.70	0.34	0.17	0.51	(0.30)	—	(0.30)
Year Ended February 28, 2019	9.97	0.36	(0.28)	0.08	(0.35)	—	(0.35)
Year Ended February 28, 2018	9.92	0.37	(0.02)	0.35	(0.30)	—	(0.30)
Year Ended February 28, 2017	9.56	0.29	0.41	0.70	(0.33)	(0.01)	(0.34)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.07	1.18%	$13,291	0.89%	1.79%	1.09%	76%
10.07	5.11	12,724	0.89	2.19	1.08	333
9.89	4.93	36,967	0.90	3.04	1.11	74
9.68	0.44	37,253	0.90	3.27	1.10	75
9.95	3.21	65,315	0.90	3.35	1.08	102
9.89	6.76	62,181	0.94	2.50	1.10	334

9.99	0.83	4,876	1.39	1.29	1.59	76
10.00	4.66	5,040	1.38	1.58	1.58	333
9.82	4.44	6,015	1.40	2.54	1.61	74
9.61	(0.03)	6,355	1.40	2.75	1.60	75
9.88	2.50	6,045	1.40	2.84	1.59	102
9.84	6.32	8,463	1.43	2.01	1.62	334

10.08	1.20	830,865	0.64	2.04	0.84	76
10.09	5.48	736,969	0.63	2.31	0.83	333
9.90	5.18	640,098	0.65	3.28	0.85	74
9.69	0.91	587,702	0.65	3.49	0.84	75
9.94	3.14	626,197	0.65	3.58	0.82	102
9.91	7.16	2,273,160	0.68	2.75	0.82	334

10.04	0.90	873	1.24	1.45	1.35	76
10.05	4.78	642	1.23	1.67	1.59	333
9.87	4.56	471	1.25	2.73	1.74	74
9.66	0.11	575	1.25	2.89	1.42	75
9.93	2.79	571	1.25	3.01	1.41	102
9.88	6.51	394	1.21	2.22	1.47	334

10.10	1.33	10,139	0.59	2.09	0.68	76
10.10	5.42	8,972	0.58	2.35	0.69	333
9.92	5.24	7,310	0.58	3.34	0.70	74
9.71	0.91	6,082	0.55	3.58	0.69	75
9.97	3.47	5,459	0.55	3.70	0.68	102
9.92	7.32	3,355	0.51	2.92	0.62	334

10.09	1.38	247,129	0.49	2.19	0.59	76
10.09	5.53	241,971	0.48	2.50	0.58	333
9.91	5.34	433,493	0.50	3.44	0.60	74
9.70	0.86	387,689	0.50	3.65	0.59	75
9.97	3.52	1,301,556	0.49	3.74	0.58	102
9.92	7.36	391,136	0.46	2.96	0.57	334

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	183

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited)

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 6 separate funds of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Diversification Classification
JPMorgan Corporate Bond Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Emerging Markets Debt Fund	Class A, Class C, Class I, Class R5 and Class R6	Diversified
JPMorgan Global Bond Opportunities Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Strategic Income Opportunities Fund	Class A, Class C, Class I, Class R5 and Class R6	Diversified
JPMorgan Total Return Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	Diversified
JPMorgan Unconstrained Debt Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	Diversified

The investment objective of JPMorgan Corporate Bond Fund (“Corporate Bond Fund”) and JPMorgan Global Bond Opportunities Fund (“Global Bond Opportunities Fund”) is to seek to provide total return.

The investment objective of JPMorgan Emerging Markets Debt Fund (“Emerging Markets Debt Fund”) is to seek to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

The investment objective of JPMorgan Strategic Income Opportunities Fund (“Strategic Income Opportunities Fund”) and JPMorgan Total Return Fund (“Total Return Fund”) is to seek to provide high total return.

The investment objective of JPMorgan Unconstrained Debt Fund (“Unconstrained Debt Fund”) is to seek to provide long-term total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class R2, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

184	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Global Bond Opportunities Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt

Fund at August 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Corporate Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$988	$—	$988
Corporate Bonds	—	337,236	—	337,236
Loan Assignments	—	23,336	—	23,336
Municipal Bonds	—	356	—	356
Short-Term Investments
Investment Companies	4,363	—	—	4,363
U.S. Treasury Obligations	—	1,557	—	1,557

Total Short-Term Investments	4,363	1,557	—	5,920

Total Investments in Securities	$4,363	$363,473	$—	$367,836

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	185

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Corporate Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$183	$—	$183
Futures Contracts	279	—	—	279
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(29)	—	(29)
Futures Contracts	(180)	—	—	(180)
Swaps	—	(404)	—	(404)

Total Net Appreciation/Depreciation in Other Financial Instruments	$99	$(250)	$—	(151)

Emerging Markets Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$411,732	$—	$411,732
Foreign Government Securities	—	780,190	—	780,190
Supranational	—	2,464	—	2,464
U.S. Treasury Obligations	—	2,017	—	2,017
Short-Term Investments
Investment Companies	27,420	—	—	27,420

Total Investments in Securities	$27,420	$1,196,403	$—	$1,223,823

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(145)	$—	$(145)

Global Bond Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$11,223	$280	$11,503
United States	—	75,603	24,749	100,352

Total Asset-Backed Securities	—	86,826	25,029	111,855

Collateralized Mortgage Obligations
United Kingdom	—	2,582	—	2,582
United States	—	74,559	9,601	84,160

Total Collateralized Mortgage Obligations	—	77,141	9,601	86,742

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	2,513	2,513
United States	—	80,679	30,490	111,169

Total Commercial Mortgage-Backed Securities	—	80,679	33,003	113,682

Common Stocks
France	—	785	—	785
United States	6,076	1,163	1,765	9,004

Total Common Stocks	6,076	1,948	1,765	9,789

186	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Global Bond Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Convertible Bonds	$—	$173,723	$—	$173,723
Convertible Preferred Stocks	—	—	2,102	2,102
Corporate Bonds
Australia	—	4,438	—	4,438
Austria	—	4,252	—	4,252
Belgium	—	30,438	—	30,438
Brazil	—	30,554	—	30,554
Canada	—	26,536	—	26,536
Chile	—	6,419	—	6,419
China	—	21,893	—	21,893
Colombia	—	9,534	—	9,534
Denmark	—	5,799	—	5,799
France	—	122,735	—	122,735
Germany	—	81,238	—	81,238
Greece	—	13,029	—	13,029
India	—	4,904	—	4,904
Indonesia	—	15,000	—	15,000
Ireland	—	25,030	—	25,030
Israel	—	11,429	—	11,429
Italy	—	92,719	—	92,719
Japan	—	4,050	—	4,050
Kazakhstan	—	6,836	—	6,836
Kuwait	—	2,820	—	2,820
Luxembourg	—	35,116	—	35,116
Malaysia	—	6,285	—	6,285
Mexico	—	43,303	—	43,303
Morocco	—	2,774	—	2,774
Netherlands	—	40,967	—	40,967
Peru	—	4,269	—	4,269
Portugal	—	15,952	—	15,952
Qatar	—	2,633	—	2,633
Russia	—	3,327	—	3,327
Spain	—	70,486	—	70,486
Sweden	—	14,101	—	14,101
Switzerland	—	56,409	—	56,409
Taiwan	—	2,659	—	2,659
Thailand	—	2,583	—	2,583
United Arab Emirates	—	5,903	—	5,903
United Kingdom	—	132,321	—	132,321
United States	—	1,150,067	1	1,150,068

Total Corporate Bonds	—	2,108,808	1	2,108,809

Foreign Government Securities	—	762,968	—	762,968
Loan Assignments
Canada	—	924	—	924
Ireland	—	797	—	797
Luxembourg	—	9,479	—	9,479
Netherlands	—	1,292	—	1,292
United Kingdom	—	545	—	545
United States	—	276,811	451	277,262

Total Loan Assignments	—	289,848	451	290,299

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	187

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Global Bond Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
United States	$493	$—	$430		$923
Rights	—	—	8		8
Supranational	—	18,940	—		18,940
U.S. Treasury Obligations	—	89,252	—		89,252
Warrants
United Kingdom	—	—	808		808
United States	360	—	16		376

Total Warrants	360	—	824		1,184

Short-Term Investments
Investment Companies	232,455	—	—		232,455

Total Investments in Securities	$239,384	$3,690,133	$73,214		$4,002,731

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	9,515	—		9,515
Futures Contracts	5,380	—	—		5,380
Swaps	—	210	—		210
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(5,591)	—		(5,591)
Futures Contracts	(5,358)	—	—		(5,358)
Swaps	—	(6,085)	—		(6,085)

Total Net Appreciation/Depreciation in Other Financial Instruments	$22	$(1,951)	$—		$(1,929)

Strategic Income Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$46,312	$608,478		$654,790
Collateralized Mortgage Obligations	—	402,060	98,086		500,146
Commercial Mortgage-Backed Securities	—	—	39,467		39,467
Common Stocks
Chemicals	—	—	17,118		17,118
Commercial Services & Supplies	—	—	—	(a)	— (a)
Communications Equipment	—	—	—	(a)	— (a)
Diversified Telecommunication Services	3,654	—	—		3,654
Energy Equipment & Services	—	—	—	(a)	— (a)
Equity Real Estate Investment Trusts (REITs)	5,783	—	—		5,783
Food & Staples Retailing	—	—	776		776
Health Care Providers & Services	—	—	1,591		1,591
Independent Power and Renewable Electricity Producers	180	—	—		180
Internet & Direct Marketing Retail	—	—	7,979		7,979
Media	5,368	—	—		5,368
Multiline Retail	691	—	—		691
Oil, Gas & Consumable Fuels	6,102	9,657	101		15,860
Professional Services	—	6,209	—		6,209
Specialty Retail	—	—	1,244		1,244

Total Common Stocks	21,778	15,866	28,809		66,453

Convertible Bonds
Media	—	1,242	—		1,242
Oil, Gas & Consumable Fuels	—	—	377		377

Total Convertible Bonds	—	1,242	377		1,619

188	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Convertible Preferred Stocks	$—	$—	$9,911		$9,911
Corporate Bonds
Aerospace & Defense	—	1,549	—		1,549
Auto Components	—	13,570	—		13,570
Automobiles	—	313,354	—		313,354
Banks	—	1,223,141	—		1,223,141
Biotechnology	—	72,122	—		72,122
Building Products	—	1,178	—		1,178
Capital Markets	—	570,966	—		570,966
Chemicals	—	7,064	—	(a)	7,064
Commercial Services & Supplies	—	4,857	—		4,857
Communications Equipment	—	1,962	—		1,962
Construction & Engineering	—	1,101	—		1,101
Consumer Finance	—	235,549	—		235,549
Distributors	—	1,732	—		1,732
Diversified Financial Services	—	17,742	—		17,742
Diversified Telecommunication Services	—	92,055	—		92,055
Electric Utilities	—	116,832	81		116,913
Energy Equipment & Services	—	1,398	—		1,398
Entertainment	—	806	—		806
Equity Real Estate Investment Trusts (REITs)	—	26,711	—		26,711
Food & Staples Retailing	—	16,968	—		16,968
Food Products	—	853	—		853
Gas Utilities	—	61,628	—		61,628
Health Care Equipment & Supplies	—	26,394	—		26,394
Health Care Providers & Services	—	44,652	—		44,652
Hotels, Restaurants & Leisure	—	7,129	—		7,129
Household Products	—	1,164	—		1,164
Insurance	—	234,089	—		234,089
Internet & Direct Marketing Retail	—	27,967	—		27,967
Machinery	—	12,405	—		12,405
Media	—	28,976	—		28,976
Multi-Utilities	—	8,512	—		8,512
Oil, Gas & Consumable Fuels	—	41,103	249		41,352
Personal Products	—	—	—	(a)	—	(a)
Pharmaceuticals	—	55,834	—		55,834
Road & Rail	—	2,254	—		2,254
Specialty Retail	—	7,025	—		7,025
Technology Hardware, Storage & Peripherals	—	30,470	—		30,470
Tobacco	—	20,671	—		20,671
Wireless Telecommunication Services	—	30,321	—		30,321

Total Corporate Bonds	—	3,362,104	330		3,362,434

Foreign Government Securities	—	12,695	—		12,695
Loan Assignments
Aerospace & Defense	—	4,716	—		4,716
Auto Components	—	8,275	—		8,275
Beverages	—	1,579	—		1,579
Building Products	—	8,449	—		8,449
Capital Markets	—	2,288	—		2,288
Chemicals	—	15,500	—		15,500
Commercial Services & Supplies	—	13,399	—		13,399
Communications Equipment	—	5,590	—		5,590
Construction & Engineering	—	5,625	—		5,625
Containers & Packaging	—	23,607	—		23,607
Diversified Consumer Services	—	10,496	—		10,496

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	189

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified Financial Services	$—	$2,657	$—	$2,657
Diversified Telecommunication Services	—	20,755	—	20,755
Electric Utilities	—	9,650	—	9,650
Electrical Equipment	—	9,094	—	9,094
Electronic Equipment, Instruments & Components	—	2,203	—	2,203
Entertainment	—	8,604	—	8,604
Equity Real Estate Investment Trusts (REITs)	—	3,230	—	3,230
Food & Staples Retailing	—	6,696	582	7,278
Food Products	—	6,968	—	6,968
Health Care Equipment & Supplies	—	1,718	—	1,718
Health Care Providers & Services	—	48,741	—	48,741
Hotels, Restaurants & Leisure	—	29,655	—	29,655
Household Durables	—	2,750	—	2,750
Household Products	—	2,649	—	2,649
Independent Power and Renewable Electricity Producers	—	5,908	—	5,908
Insurance	—	11,012	—	11,012
Internet & Direct Marketing Retail	—	6,523	—	6,523
IT Services	—	6,444	—	6,444
Leisure Products	—	4,668	297	4,965
Life Sciences Tools & Services	—	8,383	—	8,383
Machinery	—	20,186	—	20,186
Media	—	35,122	—	35,122
Oil, Gas & Consumable Fuels	—	12,275	—	12,275
Paper & Forest Products	—	2,478	—	2,478
Personal Products	—	9,890	—	9,890
Pharmaceuticals	—	23,580	—	23,580
Professional Services	—	2,575	—	2,575
Road & Rail	—	8,415	—	8,415
Software	—	38,172	—	38,172
Specialty Retail	—	35,999	—	35,999
Technology Hardware, Storage & Peripherals	—	7,288	—	7,288
Textiles, Apparel & Luxury Goods	—	1,812	—	1,812
Wireless Telecommunication Services	—	2,202	—	2,202

Total Loan Assignments	—	497,826	879	498,705

Preferred Stocks
Banks	291	—	—	291
Communications Equipment	—	—	3	3
Internet & Direct Marketing Retail	—	—	2,496	2,496

Total Preferred Stocks	291	—	2,499	2,790

Private Placements	—	—	23,155	23,155
Warrants
Diversified Telecommunication Services	—	—	8	8
Entertainment	—	23	—	23
Media	—	—	649	649
Oil, Gas & Consumable Fuels	99	—	—	99

Total Warrants	99	23	657	779

Short-Term Investments
Certificates of Deposit	—	75,004	—	75,004
Commercial Paper	—	147,012	—	147,012
Investment Companies	4,045,621	—	—	4,045,621
Repurchase Agreements	—	65,000	—	65,000
U.S. Treasury Obligations	—	353,329	—	353,329

Total Short-Term Investments	4,045,621	640,345	—	4,685,966

Total Investments in Securities	$4,067,789	$4,978,473	$812,648	$9,858,910

190	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$602	$—	$—	$602
Swaps	—	4,100	—	4,100
Depreciation in Other Financial Instruments
Futures Contracts	(388)	—	—	(388)
Swaps	—	(35,276)	—	(35,276)

Total Net Appreciation/Depreciation in Other Financial Instruments	$214	$(31,176)	$—	$(30,962)

(a)	Amount rounds to less than one thousand.

Total Return Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$1,430	$11,820		$13,250
Collateralized Mortgage Obligations	—	17,523	7,548		25,071
Commercial Mortgage-Backed Securities	—	2,650	1,227		3,877
Common Stocks
Chemicals	—	—	854		854
Equity Real Estate Investment Trusts (REITs)	194	—	—		194
Internet & Direct Marketing Retail	—	—	276		276
Multiline Retail	11	—	—		11
Oil, Gas & Consumable Fuels	15	—	—		15
Professional Services	—	59	—		59
Specialty Retail	—	—	53		53

Total Common Stocks	220	59	1,183		1,462

Convertible Bonds	—	26	—		26
Convertible Preferred Stocks	—	—	418		418
Corporate Bonds
Aerospace & Defense	—	4,004	—		4,004
Air Freight & Logistics	—	918	—		918
Airlines	—	518	—		518
Auto Components	—	167	—		167
Automobiles	—	9,394	—		9,394
Banks	—	52,506	—		52,506
Beverages	—	6,668	—		6,668
Biotechnology	—	3,399	—		3,399
Building Products	—	2,541	—		2,541
Capital Markets	—	29,385	—		29,385
Chemicals	—	4,497	—	(a)	4,497
Commercial Services & Supplies	—	1,301	—		1,301
Communications Equipment	—	58	—		58
Construction & Engineering	—	33	—		33
Consumer Finance	—	19,663	—		19,663
Containers & Packaging	—	623	—		623
Distributors	—	64	—		64
Diversified Financial Services	—	9,300	—		9,300
Diversified Telecommunication Services	—	9,941	—		9,941
Electric Utilities	—	16,316	—		16,316
Electronic Equipment, Instruments & Components	—	541	—		541
Energy Equipment & Services	—	29	—		29
Entertainment	—	2,433	—		2,433

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	191

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Total Return Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Equity Real Estate Investment Trusts (REITs)	$—	$3,060	$—		$3,060
Food & Staples Retailing	—	4,957	—		4,957
Food Products	—	4,931	—		4,931
Gas Utilities	—	8,621	—		8,621
Health Care Equipment & Supplies	—	3,144	—		3,144
Health Care Providers & Services	—	12,990	—		12,990
Hotels, Restaurants & Leisure	—	2,307	—		2,307
Household Durables	—	989	—		989
Household Products	—	527	—		527
Industrial Conglomerates	—	1,411	—		1,411
Insurance	—	12,535	—		12,535
Interactive Media & Services	—	1,471	—		1,471
Internet & Direct Marketing Retail	—	2,617	—		2,617
IT Services	—	4,284	—		4,284
Life Sciences Tools & Services	—	1,310	—		1,310
Machinery	—	2,067	—		2,067
Media	—	4,787	—		4,787
Multiline Retail	—	1,314	—		1,314
Multi-Utilities	—	7,316	—		7,316
Oil, Gas & Consumable Fuels	—	15,308	3		15,311
Paper & Forest Products	—	501	—		501
Personal Products	—	507	—	(a)	507
Pharmaceuticals	—	6,634	—		6,634
Professional Services	—	533	—		533
Road & Rail	—	3,881	—		3,881
Semiconductors & Semiconductor Equipment	—	3,636	—		3,636
Software	—	6,987	—		6,987
Specialty Retail	—	3,074	—		3,074
Technology Hardware, Storage & Peripherals	—	4,537	—		4,537
Tobacco	—	2,965	—		2,965
Water Utilities	—	540	—		540
Wireless Telecommunication Services	—	2,929	—		2,929

Total Corporate Bonds	—	306,969	3		306,972

Loan Assignments	—	696	—		696
Mortgage-Backed Securities	—	152,070	—		152,070
Preferred Stocks	—	—	86		86
U.S. Government Agency Securities	—	4,263	—		4,263
U.S. Treasury Obligations	—	38,708	—		38,708
Warrants
Media	—	—	18		18
Oil, Gas & Consumable Fuels	2	—	—		2

Total Warrants	2	—	18		20

Short-Term Investments
Investment Companies	114,144	—	—		114,144
U.S. Treasury Obligations	—	51,179	—		51,179

Total Short-Term Investments	114,144	51,179	—		165,323

Total Investments in Securities	$114,366	$575,573	$22,303		$712,242

192	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Total Return Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$63	$—	$—	$63
Swaps	—	49	—	49
Depreciation in Other Financial Instruments
Futures Contracts	(64)	—	—	(64)
Swaps	—	(634)	—	(634)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(1)	$(585)	$—	$(586)

(a)	Value is zero.

Unconstrained Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$143,899	$37,895		$181,794
Collateralized Mortgage Obligations	—	90,564	467		91,031
Commercial Mortgage-Backed Securities	—	72,626	29,948		102,574
Common Stocks
Communications Equipment	—	—	—	(a)	—	(a)
Media	316	—	—		316
Professional Services	—	30	—		30
Specialty Retail	—	—	215		215

Total Common Stocks	316	30	215		561

Convertible Bonds	—	45,768	—		45,768
Convertible Preferred Stocks	—	—	1,663		1,663
Corporate Bonds
Aerospace & Defense	—	5,013	—		5,013
Airlines	—	2,259	—		2,259
Auto Components	—	6,199	—		6,199
Automobiles	—	5,927	—		5,927
Banks	—	72,344	—		72,344
Beverages	—	3,805	—		3,805
Biotechnology	—	8,629	—		8,629
Building Products	—	853	—		853
Capital Markets	—	37,193	—		37,193
Chemicals	—	5,756	—		5,756
Commercial Services & Supplies	—	3,607	—		3,607
Communications Equipment	—	147	—		147
Construction & Engineering	—	1,015	—		1,015
Construction Materials	—	1,932	—		1,932
Consumer Finance	—	14,921	—		14,921
Containers & Packaging	—	4,694	—		4,694
Distributors	—	124	—		124
Diversified Consumer Services	—	91	—		91
Diversified Financial Services	—	5,675	—		5,675
Diversified Telecommunication Services	—	23,830	—		23,830
Electric Utilities	—	35,549	4		35,553
Electrical Equipment	—	508	—		508
Electronic Equipment, Instruments & Components	—	905	—		905
Energy Equipment & Services	—	1,021	—		1,021
Entertainment	—	6,166	—		6,166

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	193

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Unconstrained Debt Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Equity Real Estate Investment Trusts (REITs)	$—	$7,087	$—		$7,087
Food & Staples Retailing	—	3,154	—		3,154
Food Products	—	2,187	—		2,187
Gas Utilities	—	131	—		131
Health Care Equipment & Supplies	—	2,282	—		2,282
Health Care Providers & Services	—	9,488	—		9,488
Health Care Technology	—	1,279	—		1,279
Hotels, Restaurants & Leisure	—	5,177	—		5,177
Household Durables	—	2,455	—		2,455
Household Products	—	1,692	—		1,692
Independent Power and Renewable Electricity Producers	—	2,337	—		2,337
Industrial Conglomerates	—	1,166	—		1,166
Insurance	—	4,596	—		4,596
Interactive Media & Services	—	215	—		215
Internet & Direct Marketing Retail	—	1,278	—		1,278
IT Services	—	4,876	—		4,876
Leisure Products	—	215	—		215
Machinery	—	877	—		877
Marine	—	120	—		120
Media	—	12,544	—		12,544
Metals & Mining	—	8,866	—		8,866
Multi-Utilities	—	4,276	—		4,276
Oil, Gas & Consumable Fuels	—	28,836	—		28,836
Paper & Forest Products	—	1,639	—		1,639
Personal Products	—	1,087	—		1,087
Pharmaceuticals	—	4,317	—		4,317
Professional Services	—	439	—		439
Real Estate Management & Development	—	2,047	—		2,047
Road & Rail	—	970	—		970
Semiconductors & Semiconductor Equipment	—	2,823	—		2,823
Software	—	4,508	—		4,508
Specialty Retail	—	1,700	—		1,700
Technology Hardware, Storage & Peripherals	—	3,518	—		3,518
Textiles, Apparel & Luxury Goods	—	245	—		245
Thrifts & Mortgage Finance	—	5,668	—		5,668
Tobacco	—	2,674	—		2,674
Trading Companies & Distributors	—	2,514	—		2,514
Transportation Infrastructure	—	2,723	—		2,723
Wireless Telecommunication Services	—	12,741	—		12,741

Total Corporate Bonds	—	402,910	4		402,914

Foreign Government Securities	—	139,633	—		139,633
Loan Assignments	—	71,915	—		71,915
Mortgage-Backed Securities	—	18,770	—		18,770
Preferred Stocks
Banks	139	—	—		139
Communications Equipment	—	—	—	(a)	—	(a)
Internet & Direct Marketing Retail	—	—	306		306

Total Preferred Stocks	139	—	306		445

Rights	—	—	56		56
Supranational	—	3,393	—		3,393
Warrants	—	—	269		269
Short-Term Investments
Investment Companies	42,931	—	—		42,931

Total Investments in Securities	$43,386	$989,508	$70,823		$1,103,717

194	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Unconstrained Debt Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Currency Exchange Contracts	$—	$1,471	$—	$1,471
Futures Contracts	289	—	—	289
Swaps	—	972	—	972
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(962)	—	(962)
Futures Contracts	(719)	—	—	(719)
Swaps	—	(37)	—	(37)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(430)	$1,444	$—	$1,014

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Global Bond Opportunities Fund	Balance as of February 28, 2021	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$27,646	$6		$(172)	$8		$8,697	$(11,219)	$63	$—	$25,029
Collateralized Mortgage Obligations	20,247	—	(a)	(17)	—	(a)	—	(10,629)	—	—	9,601
Commercial Mortgage-Backed Securities	32,226	—		850	(11)		4,310	(1,384)	921	(3,909)	33,003
Common Stocks	1,874	(59)		(50)	—		—	—	—	—	1,765
Convertible Preferred Stocks	1,687	98		447	—		—	(130)	—	—	2,102
Corporate Bonds	1	—		—	—		—	—	—	—	1
Loan Assignments	467	—		(27)	5		20	(14)	—	—	451
Preferred Stocks	653	4		(151)	—		—	(76)	—	—	430
Rights	7	—		1	—		—	—	—	—	8
Warrants	11	—		813	—		—	—	—	—	824

Total	$84,819	$49		$1,694	$2		$13,027	$(23,452)	$984	$(3,909)	$73,214

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

There were no significant transfers into or out of level 3 for the six months ended August 31, 2021.

Strategic Income Opportunities Fund	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$568,421	$—	$(6,241)	$4,792		$101,409		$(128,049)	$68,146	$—	$608,478
Collateralized Mortgage Obligations	237,051	254	(4,751)	134		31,212		(68,977)	—	(96,837)	98,086
Commercial Mortgage-Backed Securities	49,108	—	629	(9)		—		(10,261)	—	—	39,467
Common Stocks	24,966	(3,215)	7,058	—		—		—	—	—	28,809
Convertible Bonds	—	(406)	299	—		484		— (a)	—	—	377
Convertible Preferred Stocks	7,851	462	2,203	—		—		(605)	—	—	9,911
Corporate Bonds	5,665	329	(97)	—		—	(a)	(5,567)	—	—	330
Loan Assignments	2,312	—	(696)	—	(a)	2,759		(3,496)	—	—	879
Preferred Stocks	3,796	28	(878)	—		—		(447)	—	—	2,499
Private Placements	31,803	(5,000)	1,352	—		—		(5,000)	—	—	23,155
Rights	805	937	(805)	—		—		(937)	—	—	—
Warrants	6	(1)	652	—		—		—	—	—	657

Total	$931,784	$(6,612)	$(1,275)	$4,917		$135,864		$(223,339)	$68,146	$(96,837)	$812,648

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2021.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	195

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Total Return Fund	Balance as of February 28, 2021		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$8,726		$—	$(55)	$67		$5,789	$(2,707)	$—	$—	$11,820
Collateralized Mortgage Obligations	17,236		4	(51)	4		1,827	(5,493)	—	(5,979)	7,548
Commercial Mortgage-Backed Securities	1,472		—	24	—	(a)	—	(269)	—	—	1,227
Common Stocks	941		—	242	—		—	—	—	—	1,183
Convertible Preferred Stocks	332		22	93	—		—	(29)	—	—	418
Corporate Bonds	77		7	(5)	—		—	(76)	—	—	3
Preferred Stocks	131		1	(30)	—		—	(16)	—	—	86
Warrants	—	(a)	—	18	—		—	—	—	—	18

Total	$28,915		$34	$236	$71		$7,616	$(8,590)	$—	$(5,979)	$22,303

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

Transfers from level 3 to level 2 are due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine the price for the six months ended August 31, 2021.

Unconstrained Debt Fund	Balance as of February 28, 2021		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$25,285		$2		$(202)	$7		$21,779	$(8,728)	$—	$(248.0)	$37,895
Collateralized Mortgage Obligations	1,727		—	(a)	(18)	—	(a)	—	(1,242)	—	—	467
Commercial Mortgage-Backed Securities	30,340		—	(a)	534	3		4,615	(4,747)	285	(1,082)	29,948
Common Stocks	244		—		(29)	—		—	—	—	—	215
Convertible Preferred Stocks	1,355		79		333	—		—	(104)	—	—	1,663
Corporate Bonds	4		—		—	—		—	—	—	—	4
Preferred Stocks	464		2		(107)	—		—	(53)	—	—	306
Rights	49		—		7	—		—	—	—	—	56
Warrants	—	(a)	—		269	—		—	—	—	—	269

Total	$59,468		$83		$787	$10		$26,394	$(14,874)	$285	$(1,330)	$70,823

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

There were no significant transfers into or out of level 3 for the six months ended August 31, 2021.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2021, which were valued using significant unobservable inputs (level 3) were as follows:

Global Bond Opportunities Fund	$1,657
Strategic Income Opportunities Fund	(2,771)
Total Return Fund	251
Unconstrained Debt Fund	844

These amounts are included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

196	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Global Bond Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$—		Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Liquidity Discount	30.00% (0.00%)

Common Stocks	—

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Liquidity Discount	30.00% (0.00%)

Preferred Stocks	—	(c)

	25,029		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (12.08%)
				Constant Default Rate	0.00% - 10.00% (0.34%)
				Yield (Discount Rate of Cash Flows)	1.09% - 4.78% (3.18%)

Asset-Backed Securities	25,029

	1,502		Discounted Cash Flow	Constant Prepayment Rate	8.36% - 10.00% (9.81%)
				Constant Default Rate	0.00% - 1.32% (0.15%)
				Yield (Discount Rate of Cash Flows)	1.97% - 6.16% (2.46%)

Collateralized Mortgage Obligations	1,502

	29,182		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.98% - 32.46% (3.90%)

Commercial Mortgage-Backed Securities	29,182

	451		Pending Distribution	Expected Recovery	10.90% - 100.00% (98.93%)

Loan Assignments	451

	16		Market Comparable Companies	EBITDA Multiple (b)	5.5x (5.5x)

Warrants	16

Total	$56,180

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2021, the value of these investments was $17,034. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	197

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Strategic Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$18,709		Market Comparable Companies	EBITDA Multiple (b)	5.0x - 7.0x (6.94x)
	101		Terms of Restructuring	Expected Recovery	$0.00 ($0.00)

Common Stocks	18,810

	3		Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stocks	3

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	7.0x (7.0x)
	114		Terms of Restructuring	Expected Recovery	$0.00 ($0.00)

Corporate Bonds	114

	608,478		Discounted Cash Flow	Constant Prepayment Rate	1.10% - 40.00% (7.02%)
				Constant Default Rate	0.00% - 6.90% (3.07%)
				Yield (Discount Rate of Cash Flows)	0.56% - 16.78% (2.46%)

Asset-Backed Securities	608,478

	98,086		Discounted Cash Flow	Constant Prepayment Rate	10.00% - 38.85% (13.39%)
				Constant Default Rate	0.00% - 7.05% (0.32%)
				Yield (Discount Rate of Cash Flows)	0.70% - 3.79% (2.59%)

Collateralized Mortgage Obligations	98,086

	33,149		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Constant Default Rate	0.00% - 7.00% (2.53%)
				Yield (Discount Rate of Cash Flows)	1.57% - 6.95% (4.40%)

Commercial Mortgage-Backed Securities	33,149

	8		Market Comparable Companies	EBITDA Multiple (b)	5.5x (5.5x)

Warrants	8

	879		Terms of Restructuring	Expected Recovery	10.90% - 100.00% (69.91%)

Loan Assignments	879

Total	$759,527

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2021, the value of these investments was $53,121. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.

198	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Total Return Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$855		Market Comparable Companies	EBITDA Multiple (b)	10.3x (10.3x)

Common Stocks	855

	—	(c)	Market Comparable Companies	Discount for lack of marketability	100.00% (100.00%)

Corporate Bonds	—	(c)

	11,820		Discounted Cash Flow	Constant Prepayment Rate	1.10% - 35.00% (7.81%)
				Constant Default Rate	0.00% - 6.90% (3.00%)
				Yield (Discount Rate of Cash Flows)	0.60% - 16.78% (2.47%)

Asset-Backed Securities	11,820

	7,548		Discounted Cash Flow	Constant Prepayment Rate	10.00% - 38.85% (12.15%)
				Constant Default Rate	0.00% - 7.05% (0.20%)
				Yield (Discount Rate of Cash Flows)	0.70% - 3.79% (2.47%)

Collateralized Mortgage Obligations	7,548

	1,009		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Constant Default Rate	0.00% - 7.00% (3.23%)
				Yield (Discount Rate of Cash Flows)	1.57% - 5.34% (3.78%)

Commercial Mortgage-Backed Securities	1,009

Total	$21,232

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2021, the value of these investments was $1,071. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	199

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Unconstrained Debt Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$37,895		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (15.21%)
				Constant Default Rate	0.00% - 10.00% (0.72%)
				Yield (Discount Rate of Cash Flows)	0.89% - 4.78% (2.64%)

Asset-Backed Securities	37,895

	467		Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
				Yield (Discount Rate of Cash Flows)	1.97% (1.97%)

Collateralized Mortgage Obligations	467

	18,491		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.70% - 4.46% (2.82%)

Commercial Mortgage-Backed Securities	18,491

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Discount for Potential Outcome	30.00% (30.00%)

Preferred Stocks	—	(c)

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stocks	—	(c)

Total	$56,853

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2021, the value of these investments was $13,970. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of August 31, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Repurchase Agreements — Strategic Income Opportunities Fund and Total Return Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. Loan Assignments — Global Bond Opportunities Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Funds invest in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the Lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, a Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to claims by their creditors. In

200	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.

Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

E. Unfunded Commitments — Global Bond Opportunities Fund, Strategic Income Opportunities Fund and Unconstrained Debt Fund entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.

At August 31, 2021, Global Bond Opportunities Fund, Strategic Income Opportunities Fund and Unconstrained Debt Fund had the following loan commitments outstanding in which all or a portion of the commitment was unfunded which could be extended at the options of the borrower:

				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Global Bond Opportunities Fund
Shutterfly, LLC, Delayed Draw Term Loan B	09/25/2026	0.000%	5.750%	$265	$264	$—	$—	$265	$264
Tekni-Plex, Inc., Delayed Draw Term Loan B	07/29/2028	0.000	4.500	106	106	—	—	106	106
TGP Holdings III LLC-Delayed Draw Term Loan	06/29/2028	0.000	0.000	323	323	—	—	323	323
Strategic Income Opportunities Fund
Shutterfly, LLC, Delayed Draw Term Loan B	09/25/2026	0.000	5.750	287	286	—	—	287	286
Tekni-Plex, Inc., Delayed Draw Term Loan B	07/29/2028	0.000	4.500	125	124	—	—	125	124
TGP Holdings III LLC-Delayed Draw Term Loan	06/29/2028	0.000	0.000	138	138	—	—	138	138
Unconstrained Debt Fund
Shutterfly, LLC, Delayed Draw Term Loan B	09/25/2026	0.000	5.750	58	58	—	—	58	58
Tekni-Plex, Inc., Delayed Draw Term Loan B	07/29/2028	0.000	4.500	43	43	—	—	43	43
TGP Holdings III LLC-Delayed Draw Term Loan	06/29/2028	0.000	0.000	67	67	—	—	67	67

F. Commercial Loans — Strategic Income Opportunities Fund invests in wholly owned limited liability companies or corporations; the Fund through these wholly owned entities make loans directly to the borrower. These loans are collateralized with real property or interests in real property.

G. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Global Bond Opportunities Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	201

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund’s transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB.

Global Bond Opportunities Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2021, which are shown as a Receivable for Investment securities sold — delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2021 are detailed on the SOIs.

H. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Funds did not lend out any securities during the six months ended August 31, 2021.

I. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the

202	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

Corporate Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$103,516	$530,822	$629,975	$(5)	$5	$4,363	4,361	$11	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

Emerging Markets Debt Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$67,094	$192,274	$231,948	$(3)	$3	$27,420	27,406	$11	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

Global Bond Opportunities Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$305,450	$931,420	$1,004,417	$(17)	$19	$232,455	232,339	$47	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

Strategic Income Opportunities Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	$4,901,332	$1,606,978	$2,462,689	$—	$—	$4,045,621	4,045,621	$221	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	203

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Total Return Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	$195,217	$100,673	$181,746	$—	$—	$114,144	114,144	$8	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

Unconstrained Debt Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$144,623	$313,597	$415,289	$5	$(5)	$42,931	42,910	$33	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

J. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

K. Derivatives — The Funds used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a

204	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Funds.

Notes K(1) — K(3) below describe the various derivatives used by the Funds.

(1). Futures Contracts — The Funds used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Funds are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — Corporate Bond Fund, Global Bond Opportunities Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve) and total return risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	205

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ OTC swap contracts are subject to master netting arrangements.

Credit Default Swaps

Corporate Bond Fund, Global Bond Opportunities Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

Global Bond Opportunities Fund and Unconstrained Debt Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

Total Return Swaps

Strategic Income Opportunities Fund and Total Return Fund used return swaps to gain long or short exposure to underlying indices. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

206	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

(4). Summary of Derivatives Information

The following tables present the value of derivatives held as of August 31, 2021 by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$183	$—	$9,515	$—	$—	$1,471
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(29)	(145)	(5,591)	—	—	(962)

Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts*	279	—	5,380	602	63	289
Swaps at Value (Assets)**	—	—	210	4	—	42
Unrealized Depreciation on Futures Contracts*	(180)	—	(5,358)	(388)	(64)	(719)
Swaps at Value (Liabilities)**	—	—	(147)	(2)	—	(37)

Credit Risk Exposure:
Swaps at Value (Assets)**	—	—	3,451	6,915	135	5,427
Swaps at Value (Liabilities)**	(1,449)	—	(25,298)	(20,810)	(625)	—

Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts*	99	—	22	214	(1)	(430)
Swaps at Value**	(1,449)	—	(21,784)	(13,893)	(490)	5,432
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	154	(145)	3,924	—	—	509

*

Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

**	Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2021, by primary underlying risk exposure:

	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$1,413	$969	$4,655	$(344)	$(10)	$2,434

Interest Rate Risk Exposure:
Futures Contracts	1,990	(2,182)	(9,625)	(2,839)	865	(4,813)
Swap Contracts	—	—	(10)	—	—	759

Credit Risk Exposure:
Swap Contracts	(761)	—	(12,647)	(12,111)	(347)	871

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	18	(258)	2,109	33	1	592

Interest Rate Risk Exposure:
Futures Contracts	(1,444)	(65)	(6,965)	1,654	436	(1,535)
Swap Contracts	—	—	63	306	6	5

Credit Risk Exposure:
Swap Contracts	(302)	—	4,517	3,260	79	930

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	207

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2021. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:

	Corporate Bond Fund	Emerging Markets Debt Fund		Global Bond Opportunities Fund		Strategic Income Opportunities Fund		Total Return Fund		Unconstrained Debt Fund
Futures Contracts — Interest:
Average Notional Balance Long	$214,730	$—		$354,153		$396,472		$99,319		$31,336
Average Notional Balance Short	214,508	94,481	(a)	1,252,987		346,915		9,276		289,664
Ending Notional Balance Long	66,937	—		412,206		873,067		119,922		47,849
Ending Notional Balance Short	66,098	—		1,442,155		990,977		26,619		342,306

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	25,786	329		521,887		12,130	(c)	349	(c)	87,098
Average Settlement Value Sold	72,232	28,883		1,445,828		—		—		273,889
Ending Settlement Value Purchased	15,032	—		853,482		—		—		136,284
Ending Settlement Value Sold	30,174	26,689		1,743,322		—		—		318,402

Credit Default Swaps:
Average Notional Balance — Buy Protection	78,714	—		325,462		875,893		25,274		—
Average Notional Balance — Sell Protection	—	—		—		—		—		50,296
Ending Notional Balance — Buy Protection	53,000	—		433,936		872,899		25,285		—
Ending Notional Balance — Sell Protection	—	—		—		—		—		50,296

Return Swaps:
Average Notional Balance—Short	—	—		—		349,062		5,964		—
Ending Notional Balance—Short	—	—		—		349,062		5,964		—

Interest Rate-Related Swaps
(Interest Rate Swaps & Price Locks):
Average Notional Balance — Pays Fixed Rate	—	—		35,108	(b)	—		—		29,081	(d)
Ending Notional Balance — Pays Fixed Rate	—	—		82,628		—		—		16,022

(a)	For the period March 1, 2021 through July 31, 2021.
(b)	For the period June 1, 2021 through August 31, 2021.
(c)	For the period March 1, 2021 through June 30, 2021.
(d)	For the period April 1, 2021 through August 31, 2021.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F.), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

Global Bond Opportunities Fund, Strategic Income Opportunities Fund and Total Return Fund’s derivative contracts collateral requirements and collateral posted or received by counterparty as of August 31, 2021 are as follows:

Fund		Counterparty	Value of swap contracts	Collateral amount
Global Bond Opportunities Fund	Collateral Posted	BNP Paribas	$—	$130
	Collateral Received	Goldman Sachs International	—	(930)
Strategic Income Opportunities Fund	Collateral Received	Bank of America	202	(192)
		Barclays Bank plc	848	(800)
		Citibank, NA	701	(770)
		Credit Suisse International	188	(380)
		Goldman Sachs International	1,434	(1,210)
		Morgan Stanley	722	(770)
Total Return Fund	Collateral Received	Morgan Stanley	8	(50)

208	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

The Funds’ derivatives contracts held at August 31, 2021 are not accounted for as hedging instruments under GAAP.

L. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

M. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2021 are as follows:

	Class A		Class C		Class I	Class R2		Class R5		Class R6	Total
Corporate Bond Fund
Transfer agency fees	$1		$—	(a)	$2	n/a		n/a		$7	$10
Emerging Markets Debt Fund
Transfer agency fees	1		1		1	n/a		$—	(a)	3	6
Global Bond Opportunities Fund
Transfer agency fees	4		2		18	n/a		n/a		12	36
Strategic Income Opportunities Fund
Transfer agency fees	17		8		51	n/a		8		7	91
Total Return Fund
Transfer agency fees	3		2		1	$—	(a)	—	(a)	1	7
Unconstrained Debt Fund
Transfer agency fees	—	(a)	—	(a)	7	—	(a)	—	(a)	2	9

(a)	Amount rounds to less than one thousand.

N. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

O. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

P. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	209

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Q. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Funds’ financial statements of applying ASU 2020-04.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Corporate Bond Fund	0.30%
Emerging Markets Debt Fund	0.65
Global Bond Opportunities Fund	0.45
Strategic Income Opportunities Fund	0.45
Total Return Fund	0.30
Unconstrained Debt Fund	0.45

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2021, the effective annualized rate for Corporate Bond Fund, Emerging Markets Debt Fund, Global Bond Opportunities Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt was 0.075%, 0.075%, 0.075%, 0.07%, 0.075% and 0.075%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Corporate Bond Fund	0.25%	0.75%	n/a
Emerging Markets Debt Fund	0.25	0.75	n/a
Global Bond Opportunities Fund	0.25	0.75	n/a
Strategic Income Opportunities Fund	0.25	0.75	n/a
Total Return Fund	0.25	0.75	0.50%
Unconstrained Debt Fund	0.25	0.75	0.50

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2021, JPMDS retained the following:

	Front-End Sales Charge	CDSC
Corporate Bond Fund	$2	$—	(a)
Emerging Markets Debt Fund	4	—
Global Bond Opportunities Fund	6	—
Strategic Income Opportunities Fund	6	1
Total Return Fund	2	—	(a)
Unconstrained Debt Fund	1	—

(a)	Amount rounds to less than one thousand.

210	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

D. Service Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R2	Class R5
Corporate Bond Fund	0.25%	0.25%	0.25%	n/a	n/a
Emerging Markets Debt Fund	0.25	0.25	0.25	n/a	0.10%
Global Bond Opportunities Fund	0.25	0.25	0.25	n/a	n/a
Strategic Income Opportunities Fund	0.25	0.25	0.25	n/a	0.10
Total Return Fund	0.25	0.25	0.25	0.25%	0.10
Unconstrained Debt Fund	0.25	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R2	Class R5	Class R6
Corporate Bond Fund	0.75%	1.25%	0.50%	n/a	n/a	0.40%
Emerging Markets Debt Fund	1.10	1.60	0.85	n/a	0.80%	0.70
Global Bond Opportunities Fund	0.90	1.30	0.65	n/a	n/a	0.50
Strategic Income Opportunities Fund	1.00	1.50	0.75	n/a	0.60	0.50
Total Return Fund	0.66	1.31	0.56	1.16%	0.46	0.41
Unconstrained Debt Fund	0.90	1.40	0.65	1.25	0.60	0.50

The expense limitation agreements were in effect for the six months ended August 31, 2021 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2022.

For the six months ended August 31, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Corporate Bond Fund	$74	$50	$116	$240	$—
Emerging Markets Debt Fund	242	161	48	451	—
Global Bond Opportunities Fund	735	491	1,543	2,769	—
Strategic Income Opportunities Fund	1,232	822	46	2,100	—
Total Return Fund	76	51	330	457	2
Unconstrained Debt Fund	266	178	415	859	1

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	211

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2021 were as follows:

Corporate Bond Fund	$24
Emerging Markets Debt Fund	34
Global Bond Opportunities Fund	96
Strategic Income Opportunities Fund	1,313
Total Return Fund	45
Unconstrained Debt Fund	68

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2021, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Corporate Bond Fund	$389,044	$2,511,385	$9	$14
Emerging Markets Debt Fund	253,091	206,522	—	518
Global Bond Opportunities Fund	1,290,879	889,189	89,285	126,603
Strategic Income Opportunities Fund	3,803,358	4,148,956	—	—
Total Return Fund	1,487,468	1,571,483	2,859	14,345
Unconstrained Debt Fund	872,243	761,716	—	—

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$352,458	$15,882	$1,700	$14,182
Emerging Markets Debt Fund	1,212,994	45,457	34,773	10,684
Global Bond Opportunities Fund	3,870,014	165,994	51,115	114,879
Strategic Income Opportunities Fund	9,820,210	133,004	107,983	25,021
Total Return Fund	702,417	15,189	5,855	9,334
Unconstrained Debt Fund	1,087,284	35,537	13,593	21,944

At February 28, 2021, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Emerging Markets Debt Fund	$230,767	$61,244
Global Bond Opportunities Fund	7,465	44,356
Strategic Income Opportunities Fund	58,304	644,240
Unconstrained Debt Fund	72,758	55,895

212	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Specified ordinary losses and net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2021, the Funds deferred to March 1, 2021 the following specified ordinary losses and net capital losses of:

	Net Capital Losses
	Short-Term	Long-Term	Specified Ordinary Losses
Corporate Bond Fund	$—	$185	$1,220
Global Bond Opportunities Fund	—	—	12,040
Strategic Income Opportunities Fund	—	4,690	505
Total Return Fund	—	—	5

During the year ended February 28, 2021, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
Corporate Bond Fund	$7,825	$—
Global Bond Opportunities Fund	17,553	2,317
Strategic Income Opportunities Fund	41,193	—
Unconstrained Debt Fund	—	16,165

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the six months ended August 31, 2021.

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2021.

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.25%, which has decreased to 1.00% pursuant to the amendment referenced below (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	213

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

As of August 31, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Corporate Bond Fund	1	37.3%	3	43.9%
Emerging Markets Debt Fund	—	—	1	14.4
Global Bond Opportunities Fund	1	29.9	—	—
Strategic Income Opportunities Fund	1	16.5	2	23.9
Total Return Fund	—	—	1	34.7
Unconstrained Debt Fund	1	60.8	1	16.1

As of August 31, 2021, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Markets Debt Fund	11.2%	34.9%	13.8%

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Emerging Markets Debt Fund and Global Bond Opportunities Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

Corporate Bond Fund, Emerging Markets Debt Fund, Global Bond Opportunities Fund, Strategic Income Opportunities Fund and Unconstrained Debt Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

Emerging Markets Debt Fund, Global Bond Opportunities Fund and Unconstrained Debt Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

214	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

As of August 31, 2021, the following Fund had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:

Emerging Markets Debt Fund
Mexico	10.1%

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Other Matters

The Trust is seeking to achieve a unified board with common membership across the Trust and the following open-end registered investment companies also advised by J.P. Morgan Investment Management Inc.:

JPMorgan Trust II, JPMorgan Trust IV, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Investment Trust, JPMorgan Insurance Trust, Undiscovered Managers Funds, JPMorgan Institutional Trust and J.P. Morgan Exchange-Traded Fund Trust (collectively with the Trust, the “J.P. Morgan Funds”).

At special shareholder meetings expected to take place on or about October 27, 2021, shareholders of the J.P. Morgan Funds are being asked to elect the same sixteen individuals (“Nominees”) to serve on their respective boards:

John F. Finn, Stephen P. Fisher, Gary L. French, Kathleen M. Gallagher, Robert J. Grassi, Frankie D. Hughes, Raymond Kanner, Thomas P. Lemke, Lawrence R. Maffia, Mary E. Martinez, Marilyn McCoy, Dr. Robert A. Oden, Jr., Marian U. Pardo, Emily A. Youssouf, Robert F. Deutsch, and Nina O. Shenker (the “Nominees”).

If shareholder approval is obtained for all of the J.P. Morgan Funds, this will result in a unified board structure across all of the J.P. Morgan Funds.

Information about the proposal, including the qualifications of each of the Nominees, is contained in the Trust’s proxy statement, which you can access from the EDGAR Database on the SEC’s website at http://www.sec.gov.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	215

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2021, and continued to hold your shares at the end of the reporting period, August 31, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Corporate Bond Fund
Class A
Actual	$1,000.00	$1,031.60	$3.84	0.75%
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class C
Actual	1,000.00	1,028.00	6.39	1.25
Hypothetical	1,000.00	1,018.90	6.36	1.25
Class I
Actual	1,000.00	1,032.80	2.56	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50
Class R6
Actual	1,000.00	1,033.30	2.05	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40

JPMorgan Emerging Markets Debt Fund
Class A
Actual	1,000.00	1,037.60	5.60	1.09
Hypothetical	1,000.00	1,019.71	5.55	1.09
Class C
Actual	1,000.00	1,036.40	8.16	1.59
Hypothetical	1,000.00	1,017.19	8.08	1.59
Class I
Actual	1,000.00	1,038.80	4.32	0.84
Hypothetical	1,000.00	1,020.97	4.28	0.84
Class R5
Actual	1,000.00	1,038.60	4.06	0.79
Hypothetical	1,000.00	1,021.22	4.02	0.79
Class R6
Actual	1,000.00	1,040.80	3.55	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69

216	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Global Bond Opportunities Fund
Class A
Actual	$1,000.00	$1,016.10	$4.57	0.90%
Hypothetical	1,000.00	1,020.67	4.58	0.90
Class C
Actual	1,000.00	1,014.10	6.60	1.30
Hypothetical	1,000.00	1,018.65	6.61	1.30
Class I
Actual	1,000.00	1,017.30	3.31	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class R6
Actual	1,000.00	1,018.10	2.54	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

JPMorgan Strategic Income Opportunities Fund
Class A
Actual	1,000.00	1,002.10	4.89	0.97
Hypothetical	1,000.00	1,020.32	4.94	0.97
Class C
Actual	1,000.00	1,000.10	7.41	1.47
Hypothetical	1,000.00	1,017.80	7.48	1.47
Class I
Actual	1,000.00	1,003.40	3.64	0.72
Hypothetical	1,000.00	1,021.58	3.67	0.72
Class R5
Actual	1,000.00	1,004.20	2.88	0.57
Hypothetical	1,000.00	1,022.33	2.91	0.57
Class R6
Actual	1,000.00	1,005.50	2.38	0.47
Hypothetical	1,000.00	1,022.84	2.40	0.47

JPMorgan Total Return Fund
Class A
Actual	1,000.00	1,014.20	3.30	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class C
Actual	1,000.00	1,009.90	6.59	1.30
Hypothetical	1,000.00	1,018.65	6.61	1.30
Class I
Actual	1,000.00	1,013.70	2.79	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55
Class R2
Actual	1,000.00	1,011.60	5.83	1.15
Hypothetical	1,000.00	1,019.41	5.85	1.15
Class R5
Actual	1,000.00	1,014.20	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R6
Actual	1,000.00	1,015.50	2.03	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40

JPMorgan Unconstrained Debt Fund
Class A
Actual	1,000.00	1,011.80	4.51	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class C
Actual	1,000.00	1,008.30	7.04	1.39
Hypothetical	1,000.00	1,018.20	7.07	1.39

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	217

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Unconstrained Debt Fund (continued)
Class I
Actual	$1,000.00	$1,012.00	$3.25	0.64%
Hypothetical	1,000.00	1,021.98	3.26	0.64
Class R2
Actual	1,000.00	1,009.00	6.28	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class R5
Actual	1,000.00	1,013.30	2.99	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Class R6
Actual	1,000.00	1,013.80	2.49	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

218	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2021, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2021.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk/ and performance return assessment as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administration services provided by the Adviser in its role as administrator.

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(Unaudited) (continued)

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that other Funds which that had achieved scale as asset levels had increased, no longer had a Fee Cap in place for all or some of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Advisor has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through

220	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The special analysis includes a multi-factor quantitative scoring system for summarizing a Fund’s historical investment performance. The approach relies on multiple metrics, incorporates several time periods, adjusts for risk and considers how a fund’s customized peer group (as selected by the Independent Consultant) has performed. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Corporate Bond Fund’s performance for Class A shares was in the fourth, second and third quintiles based upon the Peer Group, and in the third, second and third quintiles based on the Universe, for the one-,three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the third, first and first quintiles based upon the Peer Group, and in the third, first and second quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the third, first and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Emerging Markets Debt Fund’s performance for Class A shares was in the fourth, third and fifth quintiles based upon the Peer Group, and in the third, third and fifth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the third, fourth and fifth quintiles based upon the Peer Group, and in the fourth, fourth and fifth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the third, third and fourth quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances. They requested, however,

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the Global Bond Opportunities Fund’s performance for Class A shares was in the first, third and second quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2020, respectively, and in the second quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the second quintile based upon both the Peer Group and Universe, for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the second, third and third quintiles based upon the Peer Group, and in the second, second, and first quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Strategic Income Opportunities Fund’s performance for Class A shares was in the fourth, fifth and fourth quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2020, respectively, and in the fourth quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the fourth, fifth and fourth quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2020, respectively, and in the fourth quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the fourth and fifth quintiles based upon the Peer Group for the one- and three-year periods ended December 31, 2020, respectively, and in the fourth quintile based upon the Universe for both the one- and three-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the Total Return Fund’s performance for Class A shares was in the fifth, fifth and fourth quintiles based upon the Peer Group, and in the fourth, fourth and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the fourth, fourth and second quintiles based upon the Peer Group, and in the fourth, fourth and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth, fifth and fourth quintiles based upon the Peer Group, and in the fourth, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Unconstrained Debt Fund’s performance for Class A shares was in the third, second and third quintiles based upon the Peer Group, and in the second, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that performance for Class I shares was in the second, first and second quintiles based upon the Peer Group, and in the second, second and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that performance for Class R6 shares was in the first, second and first quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2020, respectively, and in the second quintile based upon the Universe for each of the one-, three-, and five- year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for

222	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

each Fund, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Corporate Bond Fund’s net advisory fee for Class A shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second and first quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the third and first quintiles, respectively, based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Emerging Markets Debt Fund’s net advisory fee for Class A shares was in the second and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the fourth and first quintiles, respectively, based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Global Bond Opportunities Fund’s net advisory fee for Class A shares was in the first and second quintile based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second quintile based upon both the Peer Group and

Universe. The Trustees noted that the net advisory fee for Class I shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Strategic Income Opportunities Fund’s net advisory fee for Class A shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Total Return Fund’s net advisory fee and actual total expenses for Class A shares were in the third and first quintiles, respectively, based upon the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expense for Class R6 shares were in the third and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Unconstrained Debt Fund’s net advisory fee for Class A shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	223

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were also in the first and second quintiles based on the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles based upon the Peer Group and

Universe, respectively, and that the actual total expense for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

224	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. August 2021.	SAN-INC-821

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2021 (Unaudited)

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Floating Rate Income Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Duration Core Plus Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

October 8, 2021 (Unaudited)

Dear Shareholders,

As the global economy continued to rebound in 2021, financial markets largely provided investors with positive returns amid ultra-low interest rates and world-wide efforts to halt the pandemic. However, the way forward has not necessarily been smooth as supply chain bottlenecks, inflationary pressures and the spread of variants of COVID-19 all appear to have slowed progress toward full recovery.

“As the investment environment changes with the advancing economic cycle, J.P. Morgan Asset Management will continue to pursue innovative strategies and seek to apply our experience in risk management to seek to help investors build durable portfolios.” — Andrea L. Lisher

Record corporate earnings, accommodative central bank policies, government stimulus and strong consumer spending bolstered global financial markets during the six months ended August 31, 2021. Within fixed income markets, lower rated bonds and high yield debt (also known as “junk bonds”) generally outperformed higher quality corporate credit and sovereign debt, including U.S. Treasury bonds. More broadly, equity markets outperformed fixed income markets during the reporting period: The S&P 500 Index returned 19.5% and the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index) returned 1.49%.

While the U.S. Federal Reserve (the “Fed”) has acknowledged that the spread of the delta variant of COVID-19 weighed on economic growth in 2021, it has also noted robust improvement in the U.S. labor market and stronger-than-expected inflationary pressures. In response, the Fed has signaled that it may begin to taper off its $120 billion-a-month asset purchasing program by the end of 2021. Various economic data indicate that growth in consumer spending is likely to continue, particularly in the services sector, and both investment spending and the rebuilding of depleted inventories may increase into 2022.

As the investment environment may change with the advancing economic cycle, J.P. Morgan Asset Management will continue to pursue innovative strategies and seek to apply our experience in risk management to seek to help investors build durable portfolios. We seek to maintain our focus on the needs of our clients and shareholders with the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Bond markets generally underperformed equity markets during the period amid continued low interest rates and investor demand for higher returns on investments. Within global fixed income markets, high yield bonds (also called “junk bonds”), emerging markets debt and lower quality investment grade bonds largely outperformed higher quality investment grade corporate bonds, U.S. Treasury bonds and other sovereign debt.

Throughout the period, the U.S. Federal Reserve (the “Fed”) held interest rates at historic lows and maintained the pace of its monthly $120 billion combined asset purchasing programs. However, the Fed said at its July 2021 meeting that it could begin tapering its bond buying by calendar year-end, but that it did not plan to raise interest rates by then. In late August, Fed Chairman Jerome Powell noted that the rate of inflation had increased but reiterated the Fed’s view that inflationary pressures should be temporary.

The Bank of England responded to rising domestic inflation by outlining its plan to eventually withdraw policy support for the economy. Amid a relatively sluggish economic rebound in the European Union, the European Central Bank pledged in July to hold interest rates at record lows for the time being. Notably, South Korea became the first Asian country to raise its interest rates - by 0.25% to 0.75% - amid rising inflation there.

While the global economic reopening continued over the period, the persistence of the pandemic and the emergence of new variants of COVID-19 slowed the pace of growth somewhat and put further strain on the global supply chain.

For the six months ended August 31, 2021, the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index) returned 1.49% and the Bloomberg U.S. High Yield Index (formerly Bloomberg Barclays U.S. High Yield Index) returned 3.82%.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.57%
Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)	1.49%

Net Assets as of 8/31/2021 (In Thousands)	$35,357,420
Duration as of 8/31/2021	5.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares outperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in agency residential mortgage-backed securities and agency commercial mortgage-backed securities was a leading contributor to performance. The Fund’s allocation to securitized credit, including non-agency mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, also contributed to relative performance. Within corporate credit, the Fund’s security selection in the financials and industrials sectors also helped relative performance.

The Fund’s shorter duration and underweight allocation to longer maturity bonds was a leading detractor from relative performance as interest rates fell during the period. Generally, bonds with shorter duration will experience a smaller increase in prices compared with longer duration bonds when interest rates fall.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. Relative to the Benchmark, at the end of the period, the Fund was underweight in U.S. Treasury securities and overweight in commercial mortgage-backed securities and agency mortgages.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	28.3%
U.S. Treasury Obligations	23.7
Mortgage-Backed Securities	15.2
Collateralized Mortgage Obligations	10.0
Asset-Backed Securities	9.1
Commercial Mortgage-Backed Securities	6.6
Others (each less than 1.0%)	1.4
Short-Term Investments	5.7

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 1, 1992
With Sales Charge**		(2.37)%	(2.85)%	2.32%	2.68%
Without Sales Charge		1.44	0.90	3.11	3.07
CLASS C SHARES	March 22, 1999
With CDSC***		0.12	(0.72)	2.49	2.55
Without CDSC		1.12	0.28	2.49	2.55
CLASS I SHARES	June 1, 1991	1.57	1.15	3.36	3.28
CLASS R2 SHARES	November 3, 2008	1.27	0.47	2.75	2.77
CLASS R3 SHARES	September 9, 2016	1.40	0.73	2.98	2.95
CLASS R4 SHARES	September 9, 2016	1.56	1.02	3.24	3.21
CLASS R5 SHARES	May 15, 2006	1.61	1.13	3.41	3.38
CLASS R6 SHARES	February 22, 2005	1.74	1.32	3.52	3.48

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R3 and Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. With respect to Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Bond Fund and the Bloomberg U.S. Aggregate Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-

able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.87%
Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)	1.49%

Net Assets as of 8/31/21 (In Thousands)	$16,526,244
Duration as of 8/31/21	5.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares outperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight allocations to high yield corporate credit and securitized credit, including to asset-backed securities, commercial mortgage-backed securities and non-agency residential mortgage-backed securities, were leading contributors to performance amid robust U.S. economic growth and supportive monetary policies across the globe.

The Fund’s shorter duration position was the leading detractor from relative performance as interest rated fell during the period. Generally, bonds with shorter duration will experience a smaller increase in price as interest rates fall, relative to bonds with longer duration.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employed a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

During the period, the Fund’s managers increased the Fund’s overall duration to 5.91 years at August 31, 2021 from 5.76 years at February 28, 2021.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	34.4%
Mortgage-Backed Securities	14.1
Asset-Backed Securities	13.5
U.S. Treasury Obligations	12.9
Commercial Mortgage-Backed Securities	10.9
Collateralized Mortgage Obligations	5.4
Others (each less than 1.0%)	1.9
Short-Term Investments	6.9

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge**		(1.94)%	(1.85)%	2.64%	3.44%
Without Sales Charge		1.84	1.94	3.43	3.84
CLASS C SHARES	May 30, 2000
With CDSC***		0.49	0.27	2.79	3.31
Without CDSC		1.49	1.27	2.79	3.31
CLASS I SHARES	March 5, 1993	1.87	2.12	3.73	4.04
CLASS R2 SHARES	November 3, 2008	1.64	1.54	3.04	3.43
CLASS R3 SHARES	September 9, 2016	1.65	1.68	3.27	3.67
CLASS R4 SHARES	September 9, 2016	1.90	2.06	3.54	3.93
CLASS R5 SHARES	September 9, 2016	1.97	2.21	3.72	4.04
CLASS R6 SHARES	February 22, 2005	1.91	2.20	3.80	4.20

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R3, Class R4 and Class R5 Shares prior to their inception dates are based on the performance of Class I Shares. With respect to Class R3, Class R4 and Class R5 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Plus Bond Fund and the Bloomberg U.S. Aggregate Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.02%
Credit Suisse Leveraged Loan Index	1.99%
Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)	1.49%

Net Assets as of 8/31/2021 (In Thousands)	$623,538

INVESTMENT OBJECTIVE**

The JPMorgan Floating Rate Income Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed both the Credit Suisse Leveraged Loan Index (the “Loan Index”) and the Bloomberg U.S Aggregate Index for the six months ended August 31, 2021.

While the Fund invests mostly in loan assignments, the Fund’s security selection in the retail and media sectors were the leading contributors to the Fund’s outperformance. The Fund’s security selection in bonds rated BB and higher and its overweight allocation to unrated bonds also contributed to relative performance.

The Fund’s security selection in the consumer products and technology sectors were the leading detractors from relative performance during the period. The Fund’s bias toward higher quality and more liquid issues also detracted from performance amid investor demand for smaller loan issues.

Relative to the Bloomberg U.S. Aggregate Index, which does not hold loan assignments, the Fund’s allocation to loan assignments contributed to performance due to their higher coupon.

HOW WAS THE FUND POSITIONED?

Relative to the Loan Index during the period, the Fund was overweight in securities and loan assignments rated BB and higher and was underweight in securities and loan assignments rated single B and CCC. Additionally, the Fund was overweight the media/telecommunications, retailers and utilities sectors and was underweight in the financials, technology and aerospace sectors.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Loan Assignments	81.7%
Corporate Bonds	7.7
Common Stocks	1.2
Others (each less than 1.0%)	0.9
Short-Term Investments	8.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	7

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 1, 2011
With Sales Charge**		(0.45)%	4.84%	2.65%	3.27%
Without Sales Charge		1.90	7.28	3.13	3.67
CLASS C SHARES	June 1, 2011
With CDSC***		0.53	5.64	2.60	3.25
Without CDSC		1.53	6.64	2.60	3.25
CLASS I SHARES	June 1, 2011	2.02	7.54	3.39	3.92
CLASS R6 SHARES	October 31, 2013	2.05	7.61	3.48	4.00

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Floating Rate Income Fund, the Credit Suisse Leveraged Loan Index and the Bloomberg U.S. Aggregate Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Credit Suisse Leveraged Loan Index and the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the indices, if applicable. The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.93%
Bloomberg U.S. Government Bond Index (formerly Bloomberg Barclays U.S. Government Bond Index)	1.34%

Net Assets as of 8/31/2021 (In Thousands)	$2,894,318
Duration as of 8/31/2021	5.3 Years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares underperformed the Bloomberg U.S. Government Bond Index (“Benchmark”).

Relative to the Benchmark, the Fund’s shorter duration and underweight position in longer maturity bonds were leading detractors from performance as interest rates fell during the period. Generally, bonds of shorter duration will experience a smaller increase in price compared with longer duration bonds when interest rates fall.

The Fund’s allocation to agency commercial mortgage-backed securities was a leading contributor to relative performance. The Fund’s small allocation to U.S. Treasury Inflation Protected Securities also helped performance amid investor expectations for rising inflation during the period.

HOW WAS THE FUND POSITIONED?

During the period, the portfolio managers focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	30.8%
Mortgage-Backed Securities	24.3
Collateralized Mortgage Obligations	20.9
Commercial Mortgage-Backed Securities	13.1
U.S. Government Agency Securities	4.3
Asset-Backed Securities	1.1
Short-Term Investments	5.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	9

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge**		(2.98)%	(4.86)%	1.44%	1.88%
Without Sales Charge		0.80	(1.17)	2.23	2.27
CLASS C SHARES	March 22, 1999
With CDSC***		(0.51)	(2.79)	1.59	1.70
Without CDSC		0.49	(1.79)	1.59	1.70
CLASS I SHARES	February 8, 1993	0.93	(0.91)	2.49	2.54
CLASS R2 SHARES	November 3, 2008	0.62	(1.52)	1.89	1.97
CLASS R3 SHARES	September 9, 2016	0.75	(1.27)	2.12	2.16
CLASS R4 SHARES	September 9, 2016	0.96	(0.94)	2.37	2.41
CLASS R6 SHARES	August 1, 2016	1.00	(0.78)	2.64	2.60

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R3, Class R4 and Class R6 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. Prior performance of Class R3 and Class R4 Shares have been adjusted to reflect the differences in expenses between classes. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Government Bond Fund and the Bloomberg U.S. Government Bond Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	4.57%
Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index (formerly Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index)	3.82%

Net Assets as of 8/31/2021 (In Thousands)	$6,420,266
Duration as of 8/31/2021	3.0 Years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares outperformed the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in the energy, transportation services and technology sectors were leading contributors to performance, while the Fund’s overweight position in the cable/satellite TV sector and its security selection in the food/beverage and aerospace/defense sectors were leading detractors from performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers sought to take specific, targeted credit risks based on the portfolio managers’ analysis of favorable risk/reward opportunities while continuing to build a core portfolio of improving below-investment-grade investments.

During the period, the Fund remained overweight in more defensive sectors, including the cable/satellite TV, pharmaceuticals and health care sectors during the period and was underweight in the food/beverage, financial and electric utilities sectors. The Fund was shorter in duration during the period, as the Fund’s portfolio managers found better relative value in the shorter end of yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	86.7%
Loan Assignments	7.9
Common Stocks	2.9
Others (each less than 1.0%)	1.4
Short-Term Investments	1.1

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	11

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 13, 1998
With Sales Charge**		0.66%	7.20%	4.47%	5.43%
Without Sales Charge		4.62	11.43	5.26	5.83
CLASS C SHARES	March 22, 1999
With CDSC***		3.33	9.82	4.74	5.36
Without CDSC		4.33	10.82	4.74	5.36
CLASS I SHARES	November 13, 1998	4.57	11.47	5.50	6.06
CLASS R2 SHARES	November 3, 2008	4.43	11.05	4.91	5.48
CLASS R3 SHARES	August 21, 2017	4.52	11.23	5.16	5.75
CLASS R4 SHARES	August 21, 2017	4.67	11.53	5.43	6.01
CLASS R5 SHARES	May 15, 2006	4.59	11.66	5.56	6.12
CLASS R6 SHARES	February 22, 2005	4.80	11.80	5.68	6.19

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R3 and Class R4 Shares prior to its inception are based on the performance of Class I Shares, the original class offered. With respect to Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Fund and the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.11%
Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)	1.49%

Net Assets as of 8/31/2021 (In Thousands)	$12,945,467
Duration as of 8/31/2021	1.5 Years

INVESTMENT OBJECTIVE**

The JPMorgan Income Fund (the “Fund”) seeks to provide income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund is flexible in its ability to invest in a wide variety of debt securities and financial instruments of any maturity and is not managed to an index. This allows the Fund to shift its allocations based on changing market conditions. For the six months ended August 31, 2021, the Fund outperformed the Bloomberg U.S. Aggregate Index (the “Index”).

Relative to the Index, the Fund’s allocation to high yield debt (also known as “junk bonds”), which were not held in the Index, contributed to relative performance. The Fund’s out-of-Index allocation to commercial mortgage-backed securities also contributed to relative performance.

The Fund’s shorter overall duration detracted from relative performance as interest rates fell during the period. Generally, bonds with shorter duration will experience a smaller price increase when interest rates fall relative to longer duration bonds.

During the period, the Fund’s Class I Shares distributed approximately $0.03 per share each month.

HOW WAS THE FUND POSITIONED?

During the period, the Fund invested opportunistically among multiple debt markets and sectors that the portfolio managers believed had a high potential to produce income. The Fund’s managers sought to manage risk through exposure to debt markets that they believed to have low correlations to each other. During the period, the Fund’s managers increased their allocations to commercial mortgage-backed securities, emerging market debt, and high yield bonds. The managers decreased the Fund’s exposure to agency mortgage-backed securities and non-agency mortgage-backed securities. The Fund’s duration decreased to 1.51 years at August 31, 2021 from 2.31 years at February 28, 2021.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	31.7%
Commercial Mortgage-Backed Securities	28.6
Asset-Backed Securities	15.7
Collateralized Mortgage Obligations	10.5
Foreign Government Securities	4.1
Mortgage-Backed Securities	2.6
Exchange-Traded Funds	2.0
U.S. Treasury Obligations	1.3
Others (each less than 1.0%)	0.7
Short-Term Investments	2.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	13

JPMorgan Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 2, 2014
With Sales Charge**		(1.82)%	3.42%	3.89%	3.82%
Without Sales Charge		1.99	7.44	4.70	4.37
CLASS C SHARES	June 2, 2014
With CDSC***		0.72	5.87	4.13	3.80
Without CDSC		1.72	6.87	4.13	3.80
CLASS I SHARES	June 2, 2014	2.11	7.71	4.97	4.61
CLASS R6 SHARES	June 2, 2014	2.11	7.71	4.96	4.64

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/2/14 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 2, 2014.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Income Fund and the Bloomberg U.S. Aggregate Index from June 2, 2014 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	3.72%
Bloomberg 1-10 Year U.S. TIPS Index (formerly Bloomberg Barclays 1-10 Year U.S. TIPS Index)	4.63%
Bloomberg U.S. Intermediate Aggregate Index (formerly Bloomberg Barclays U.S. Intermediate Aggregate Index)	0.64%
Inflation Managed Bond Composite Benchmark[1]	3.95%

Net Assets as of 8/31/2021 (In Thousands)	$1,381,973
Duration as of 8/31/2021	3.7 Years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares underperformed both the Bloomberg 1-10 Year U.S. TIPS (Treasury Inflation Protected Securities) Index (the “Index”) and the Inflation Managed Bond Composite Benchmark (the “Composite Benchmark”) and outperformed the Bloomberg U.S. Intermediate Aggregate Index.

During the period, the Fund’s shorter relative duration was the primary detractor from performance versus the Index and the Composite Benchmark, as real interest rates (i.e., changes in market interest rates caused by factors other than inflation) fell significantly. Generally, bonds with shorter duration will experience a smaller increase or decrease in price as interest rates fall or rise, respectively, versus bonds with longer duration.

The Fund’s allocation to securitized debt and corporate credit contributed to relative performance versus both the Index and Composite Benchmark, partially offsetting the impact of shorter duration.

During the period, the Fund’s inflation hedge, which included CPI-U swaps and TIPS, contributed to absolute performance.

HOW WAS THE FUND POSITIONED?

Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

The Fund’s portfolio managers sought to protect the portfolio from inflation risk across maturities. Therefore, the yield curve positioning of the underlying core bonds was used as the general basis for the Fund’s inflation swap positioning.

The Fund’s portfolio managers manage the duration of the inflation protection versus the duration of the underlying bonds to protect the portfolio from actual, realized inflation, as well as from the loss of value that results from an increase in inflation expectations. The inflation protection was actively managed using CPI-U swaps and TIPS. Generally, the swaps were structured so that a counterparty agrees to pay the cumulative percentage change in the U.S. Consumer Price Index for All Urban Consumers over the duration of the swap. In turn, the Fund pays a compounded fixed rate. U.S. Treasury TIPS adjust the principal of the underlying bond so that it increases with inflation as measured by the U.S. Consumer Price Index of All Urban Consumers and decreases with deflation. At maturity, a TIPS investor is paid either the adjusted or the original principal, whichever is greater.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	35.7%
U.S. Treasury Obligations	23.3
Commercial Mortgage-Backed Securities	10.3
Mortgage-Backed Securities	9.9
Asset-Backed Securities	8.3
Collateralized Mortgage Obligations	6.0
U.S. Government Agency Securities	1.0
Foreign Government Securities	0.4
Short-Term Investments	5.1

[1]	The Fund’s composite benchmark is determined by adding the performance return of the Bloomberg Intermediate Government/Credit Index and 80% of the Bloomberg Inflation Swap 5-year Zero Coupon Index.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	15

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 31, 2010
With Sales Charge**		(0.37)%	1.46%	2.47%	1.79%
Without Sales Charge		3.52	5.38	3.26	2.18
CLASS C SHARES	March 31, 2010
With CDSC***		2.23	3.88	2.62	1.65
Without CDSC		3.23	4.88	2.62	1.65
CLASS I SHARES	March 31, 2010	3.72	5.69	3.43	2.35
CLASS R5 SHARES	March 31, 2010	3.76	5.76	3.51	2.40
CLASS R6 SHARES	November 30, 2010	3.82	5.89	3.59	2.49

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Inflation Managed Bond Fund, the Bloomberg 1–10 Year U.S. TIPS Index, the Bloomberg U.S. Intermediate Aggregate Index and the Inflation Managed Bond Composite Benchmark from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg 1–10 Year U.S. TIPS Index and the Bloomberg U.S. Intermediate Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The Bloomberg 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mort-

gage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Bloomberg Intermediate Government/Credit Index and 80% of the Bloomberg Inflation Swap 5 Year Zero Coupon Index. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.19%
Bloomberg 1–3 Year U.S. Government/Credit Bond Index (formerly Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index)	0.17%

Net Assets as of 8/31/2021 (In Thousands)	$1,397,213
Duration as of 8/31/2021	1.6 Years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares outperformed the Bloomberg 1 — 3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s out-of-Benchmark allocation to securitized credit, including non-agency mortgage-backed securities and commercial mortgage-backed securities, was a leading contributor to performance. The Fund’s underweight allocation to U.S. Treasury securities also contributed to relative performance.

The Fund’s out-of-Benchmark allocation to agency mortgage-backed securities was a leading detractor from relative performance. The Fund’s underweight allocation to corporate credit also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. While the overall duration of the Benchmark increased as the U.S. government issued more longer-dated Treasury bonds, which the Fund did not invest in, the Fund’s portfolio managers aimed to keep the duration of the Fund at 1.5 years. During the reporting period, the Fund’s duration decreased to 1.57 years at August 31, 2021 from 1.67 years at February 28, 2021.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Asset-Backed Securities	37.0%
Collateralized Mortgage Obligations	28.0
Corporate Bonds	14.0
Commercial Mortgage-Backed Securities	9.3
Mortgage-Backed Securities	5.8
Short-Term Investments	5.9

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	17

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 10, 1993
With Sales Charge**		(2.15)%	(1.63)%	1.34%	1.78%
Without Sales Charge		0.06	0.60	1.80	2.01
CLASS C SHARES	November 1, 2001
With CDSC***		(1.19)	(0.80)	1.31	1.60
Without CDSC		(0.19)	0.20	1.31	1.60
CLASS I SHARES	February 2, 1993	0.19	0.85	2.08	2.27
CLASS R6 SHARES	February 22, 2005	0.29	1.15	2.28	2.47

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Limited Duration Bond Fund and the Bloomberg 1–3 Year U.S. Government/Credit Bond Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.69%
Bloomberg U.S. MBS Index (formerly Bloomberg Barclays U.S. MBS Index)	0.28%

Net Assets as of 8/31/2021 (In Thousands)	$5,318,957
Duration as of 8/31/2021	2.4 Years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares outperformed the Bloomberg U.S. MBS Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in agency mortgage-backed securities, particularly in agency residential mortgage-backed securities, was a leading contributor to performance. The Fund’s allocation to mortgage-related securitized credit, including non-agency mortgage-backed securities and commercial mortgage-backed securities, also contributed to relative performance. The Fund’s small allocation to U.S. Treasury bonds also helped performance.

The Fund’s shorter duration and underweight position in bonds with longer maturities were leading detractors from relative performance as interest rates fell during the period. Generally, bonds with shorter duration will experience a smaller increase in price compared with longer duration bonds when interest rates fall.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Mortgage-Backed Securities	44.7%
Collateralized Mortgage Obligations	21.6
Asset-Backed Securities	8.0
U.S. Treasury Obligations	7.6
Commercial Mortgage-Backed Securities	7.1
Short-Term Investments	11.0

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	19

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	August 18, 2000
With Sales Charge**		(3.14)%	(2.38)%	2.20%	2.58%
Without Sales Charge		0.63	1.38	2.99	2.97
CLASS C SHARES	July 2, 2012
With CDSC***		(0.60)	(0.06)	2.47	2.52
Without CDSC		0.40	0.94	2.47	2.52
CLASS I SHARES	August 18, 2000	0.69	1.69	3.23	3.23
CLASS R6 SHARES	February 22, 2005	0.86	1.84	3.41	3.39

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C Shares prior to its inception are based on the performance of Class I Shares, the original class offered. Prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mortgage-Backed Securities Fund and the Bloomberg U.S. MBS Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.25%
Bloomberg 1–3 Year U.S. Government/Credit Bond Index (formerly Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index)	0.17%

Net Assets as of 8/31/2021 (In Thousands)	$11,971,837
Duration as of 8/31/2021	1.6 Years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares outperformed the Bloomberg 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight allocation and security selection in corporate bonds were leading contributors to performance. The Fund’s underweight allocation to U.S. Treasury bonds and its out-of-Benchmark allocation to asset-backed securities and mortgage-backed securities also contributed to relative performance.

The Fund’s shorter overall duration was the leading detractor from relative performance during the period. Bonds of longer duration generally experience a larger decrease in price as interest rates rise, compared with bonds of shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct what they believed to be a portfolio of undervalued fixed income securities. The Fund had an underweight position in U.S. Treasury bonds, an overweight position in corporate bonds and out-of-Benchmark allocations to mortgage-backed securities and asset-backed securities.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	26.2%
Asset-Backed Securities	23.4
U.S. Treasury Obligations	23.4
Collateralized Mortgage Obligations	11.2
Commercial Mortgage-Backed Securities	3.8
Mortgage-Backed Securities	2.7
Short-Term Investments	9.3

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	21

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		(2.24)%	(1.42)%	1.43%	1.02%
Without Sales Charge		0.04	0.88	1.89	1.25
CLASS C SHARES	November 1, 2001
With CDSC***		(1.22)	(0.64)	1.38	0.84
Without CDSC		(0.22)	0.36	1.38	0.84
CLASS I SHARES	September 4, 1990	0.25	1.22	2.14	1.51
CLASS R6 SHARES	February 22, 2005	0.28	1.28	2.33	1.73

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Bond Fund and the Bloomberg 1–3 Year U.S. Government/Credit Bond Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Short Duration Core Plus Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.81%
Bloomberg 1-5 Year Government/Credit Index (formerly Bloomberg Barclays 1–5 Year Government/Credit Index)	0.35%

Net Assets as of 8/31/2021 (In Thousands)	$9,282,445
Duration as of 8/31/2021	2.2 Years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Core Plus Fund (the “Fund”) seeks total return, consistent with preservation of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund outperformed the Bloomberg 1-5 Year Government/Credit Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s out-of-Benchmark allocations to high yield bonds (also known as “junk bonds”) and commercial mortgage-backed securities were the leading contributors to performance. The Fund’s shorter duration was the leading detractor from relative performance, as interest rates declined during the period. Generally, bonds with shorter duration will experience a smaller increase in prices compared with longer duration bonds when interest rates fall.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities. The portfolio managers employ a macro-economic analysis to determine asset allocation and positioning on the yield curve.

The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

During the reporting period, the Fund’s portfolio managers increased the Fund’s duration to 2.23 years at August 31, 2021 from 2.20 years at February 28, 2021.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	37.5%
U.S. Treasury Obligations	16.8
Asset-Backed Securities	15.6
Mortgage-Backed Securities	9.0
Commercial Mortgage-Backed Securities	7.4
Collateralized Mortgage Obligations	4.8
Foreign Government Securities	1.4
Others (each less than 1.0%)	0.3
Short-Term Investments	7.2

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	23

JPMorgan Short Duration Core Plus Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
With Sales Charge**		(1.62)%	(0.17)%	3.13%	2.83%
Without Sales Charge		0.68	2.18	3.60	3.11
CLASS C SHARES	March 1, 2013
With CDSC***		(0.57)	0.69	3.08	2.61
Without CDSC		0.43	1.69	3.08	2.61
CLASS I SHARES	March 1, 2013	0.81	2.42	3.85	3.36
CLASS R6 SHARES	March 1, 2013	0.84	2.48	3.94	3.47

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 29, 2017 (the “Effective Date”), the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Core Plus Fund and the Bloomberg 1-5 Year Government/Credit Index from March 1, 2013 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg 1-5 Year Government/Credit Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg 1-5 Year

Government/Credit Index includes the Government and Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government portion includes treasuries and agencies. The Credit portion includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 29.2%

Aerospace & Defense — 1.0%

Airbus SE (France)

3.15%, 4/10/2027 (a)	4,909	5,297

3.95%, 4/10/2047 (a)	1,046	1,198

BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (a)	5,000	5,426

BAE Systems plc (United Kingdom)

1.90%, 2/15/2031 (a)	14,745	14,414

5.80%, 10/11/2041 (a)	2,500	3,474

3.00%, 9/15/2050 (a)	5,645	5,613

Boeing Co. (The)

1.17%, 2/4/2023	11,110	11,118

1.95%, 2/1/2024	15,770	16,170

1.43%, 2/4/2024	36,715	36,796

4.88%, 5/1/2025	9,325	10,424

2.75%, 2/1/2026	15,605	16,310

2.20%, 2/4/2026	22,360	22,444

3.10%, 5/1/2026	9,560	10,141

5.04%, 5/1/2027	9,155	10,554

5.15%, 5/1/2030	14,590	17,262

3.60%, 5/1/2034	5,076	5,376

5.71%, 5/1/2040	12,565	16,272

5.81%, 5/1/2050	14,000	19,015

L3Harris Technologies, Inc.

1.80%, 1/15/2031	14,120	13,790

4.85%, 4/27/2035	1,918	2,433

Leidos, Inc. 2.30%, 2/15/2031	8,020	7,906

Lockheed Martin Corp.

4.50%, 5/15/2036	7,200	9,103

2.80%, 6/15/2050	5,055	5,175

Northrop Grumman Corp.

3.20%, 2/1/2027	5,364	5,863

3.25%, 1/15/2028	1,700	1,858

5.15%, 5/1/2040	13,000	17,187

Precision Castparts Corp. 3.25%, 6/15/2025	5,751	6,243

Raytheon Technologies Corp.

3.20%, 3/15/2024	2,992	3,179

6.70%, 8/1/2028	701	922

6.05%, 6/1/2036	4,095	5,738

4.50%, 6/1/2042	13,927	17,424

4.15%, 5/15/2045	7,861	9,383

3.75%, 11/1/2046	7,060	8,030

4.35%, 4/15/2047	4,020	4,945

2.82%, 9/1/2051	10,000	9,847

		356,330

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Airlines — 0.0% (b)

Continental Airlines Pass-Through Trust

Series 2012-2, Class A Shares, 4.00%, 10/29/2024	13,033	13,776

Automobiles — 0.5%

BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (a)	5,568	5,758

Daimler Finance North America LLC (Germany)

3.35%, 2/22/2023 (a)	5,000	5,210

3.30%, 5/19/2025 (a)	1,200	1,295

General Motors Co. 6.13%, 10/1/2025	8,695	10,255

Hyundai Capital America

1.15%, 11/10/2022 (a)	26,248	26,410

1.80%, 10/15/2025 (a)	8,870	8,980

1.30%, 1/8/2026 (a)	7,365	7,287

1.50%, 6/15/2026 (a)	17,530	17,437

2.38%, 10/15/2027 (a)	9,020	9,228

1.80%, 1/10/2028 (a)	12,950	12,886

Nissan Motor Co. Ltd. (Japan)

4.35%, 9/17/2027 (a)	39,109	43,514

4.81%, 9/17/2030 (a)	13,000	14,726

Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	12,310	12,291

		175,277

Banks — 5.0%

ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	7,879	8,811

(USD Swap Semi 5 Year + 2.20%), 4.40%, 3/27/2028 (c) (d)	12,600	13,211

AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	20,270	21,891

ANZ New Zealand Int’l Ltd. (New Zealand)

3.45%, 1/21/2028 (a)	2,000	2,232

2.55%, 2/13/2030 (a)	3,050	3,221

ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023 (a)	1,700	1,801

Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	1,834	2,073

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (a) (c)	4,560	4,765

Banco Santander SA (Spain)

3.13%, 2/23/2023	5,000	5,190

1.85%, 3/25/2026	20,400	20,730

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

4.38%, 4/12/2028	6,600	7,575

2.75%, 12/3/2030	10,800	10,856

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	1,890	1,974

(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (c)	530	562

4.00%, 1/22/2025	18,371	20,078

Series L, 3.95%, 4/21/2025	8,782	9,617

(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (c)	1,840	1,959

(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	5,215	5,602

4.45%, 3/3/2026	5,041	5,686

4.25%, 10/22/2026	6,055	6,876

Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	6,250	6,319

3.25%, 10/21/2027	9,616	10,491

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	10,025	11,112

(ICE LIBOR USD 3 Month + 1.37%), 3.59%, 7/21/2028 (c)	29,628	32,758

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	67,324	73,941

(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (c)	26,230	29,595

(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (c)	13,840	14,231

(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	22,915	23,815

(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	84,117	82,876

Bank of Montreal (Canada)

(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	6,000	6,417

(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c)	5,021	5,552

Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	6,160	6,587

Barclays plc (United Kingdom)

3.65%, 3/16/2025	15,214	16,486

5.20%, 5/12/2026	3,000	3,446

BNP Paribas SA (France)

3.38%, 1/9/2025 (a)	6,025	6,462

(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	6,101	6,280

(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	4,819	4,779

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (c)	18,020	19,117

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (a) (c)	19,972	19,646

2.82%, 1/26/2041 (a)	6,028	5,840

BNZ International Funding Ltd. (New Zealand) 3.38%, 3/1/2023 (a)	4,500	4,698

Citigroup, Inc.

3.88%, 3/26/2025	3,077	3,376

(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	6,470	6,896

4.40%, 6/10/2025	13,411	14,919

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (e) (f)	9,407	9,677

(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	28,260	30,222

4.30%, 11/20/2026	6,200	7,037

(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	22,871	22,670

4.45%, 9/29/2027	1,491	1,708

(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (c)	12,240	13,631

6.63%, 1/15/2028	3,363	4,357

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	18,453	20,451

(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	11,100	12,199

(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (c)	6,399	7,256

(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (c)	20,900	23,733

(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	3,330	3,869

8.13%, 7/15/2039	1,424	2,456

5.30%, 5/6/2044	698	947

Citizens Financial Group, Inc. 2.85%, 7/27/2026	7,670	8,206

Comerica, Inc. 4.00%, 2/1/2029	8,910	10,304

Cooperatieve Rabobank UA (Netherlands)

4.38%, 8/4/2025	7,101	7,938

3.75%, 7/21/2026	8,564	9,473

Credit Agricole SA (France)

4.38%, 3/17/2025 (a)	4,405	4,834

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	15,810	16,183

(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	8,688	8,604

2.81%, 1/11/2041 (a)	9,880	9,603

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Danske Bank A/S (Denmark) 2.70%, 3/2/2022 (a)	4,254	4,305

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	35,450	35,630

Discover Bank

3.35%, 2/6/2023	2,185	2,271

4.25%, 3/13/2026	8,109	9,125

Fifth Third Bancorp 3.65%, 1/25/2024	8,495	9,090

HSBC Holdings plc (United Kingdom)

4.25%, 3/14/2024	6,038	6,512

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	12,403	13,113

4.25%, 8/18/2025	4,932	5,456

(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	2,400	2,430

4.38%, 11/23/2026	3,162	3,556

(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	17,888	19,924

(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	25,865	26,109

(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	13,465	13,579

(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	20,470	20,559

7.63%, 5/17/2032	8,416	11,927

6.10%, 1/14/2042	3,835	5,656

Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	6,900	6,923

ING Groep NV (Netherlands)

3.95%, 3/29/2027	2,572	2,894

(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	8,840	8,973

KeyBank NA 3.18%, 5/22/2022	4,225	4,314

KeyCorp 4.15%, 10/29/2025	4,755	5,349

Lloyds Banking Group plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (c)	8,500	8,560

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	6,788	6,975

4.45%, 5/8/2025	6,285	7,025

4.58%, 12/10/2025	4,700	5,294

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	12,150	12,194

4.38%, 3/22/2028	6,745	7,762

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.00%, 2/22/2022	2,713	2,749

2.53%, 9/13/2023	3,463	3,611

2.05%, 7/17/2030	23,420	23,426

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

3.75%, 7/18/2039	10,875	12,504

Mizuho Financial Group, Inc. (Japan)

2.95%, 2/28/2022	1,449	1,468

(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	13,350	13,838

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	16,739	16,590

3.17%, 9/11/2027	4,000	4,350

(SOFR + 1.57%), 2.87%, 9/13/2030 (c)	11,274	11,944

National Australia Bank Ltd. (Australia)

2.33%, 8/21/2030 (a)	10,430	10,216

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	16,395	17,894

2.65%, 1/14/2041 (a)	4,795	4,620

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (c)	7,306	7,461

3.88%, 9/12/2023	13,165	14,012

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (c)	11,990	12,322

(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	2,780	2,968

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	5,845	6,335

4.80%, 4/5/2026	11,867	13,579

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	6,508	6,548

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	4,475	4,775

(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	2,270	2,670

(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	10,470	12,079

Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (a)	7,408	7,706

Royal Bank of Canada (Canada) 4.65%, 1/27/2026	5,585	6,380

Santander UK Group Holdings plc (United Kingdom) 3.57%, 1/10/2023	6,200	6,270

(SOFR + 0.79%), 1.09%, 3/15/2025 (c)	1,795	1,800

4.75%, 9/15/2025 (a)	3,707	4,166

(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	14,830	14,879

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Societe Generale SA (France) 5.00%, 1/17/2024 (a)	7,200	7,816

4.25%, 4/14/2025 (a)	25,235	27,408

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	8,995	8,947

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	7,650	7,665

3.00%, 1/22/2030 (a)	18,435	19,312

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (c)	31,110	31,725

SouthTrust Bank 7.69%, 5/15/2025	2,197	2,659

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (c)	10,305	10,454

5.20%, 1/26/2024 (a)	5,291	5,775

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (c)	3,200	3,351

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	9,000	9,405

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	13,115	12,996

4.30%, 2/19/2027 (a)	2,493	2,734

(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (a) (c)	2,000	2,228

Sumitomo Mitsui Financial Group, Inc. (Japan)

3.10%, 1/17/2023	9,971	10,350

4.44%, 4/2/2024 (a)	1,246	1,352

1.47%, 7/8/2025	12,865	13,051

2.63%, 7/14/2026	6,102	6,499

3.01%, 10/19/2026	2,517	2,734

3.04%, 7/16/2029	25,422	27,347

SVB Financial Group

Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.00%, 5/15/2026 (c) (e) (f)	28,580	29,652

Truist Financial Corp. 4.00%, 5/1/2025	4,143	4,592

UniCredit SpA (Italy)

3.75%, 4/12/2022 (a)	9,035	9,205

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (c)	14,000	14,259

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	10,885	10,894

(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	15,000	16,740

(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (c)	5,000	6,049

US Bancorp

3.38%, 2/5/2024	3,430	3,658

7.50%, 6/1/2026	1,256	1,612

Series X, 3.15%, 4/27/2027	1,924	2,117

Wells Fargo & Co.

4.10%, 6/3/2026	5,921	6,653

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	61,670	66,784

4.30%, 7/22/2027	2,925	3,353

(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	24,960	26,162

5.38%, 11/2/2043	2,755	3,712

4.65%, 11/4/2044	11,097	13,825

4.40%, 6/14/2046	4,816	5,876

4.75%, 12/7/2046	5,184	6,601

Wells Fargo Bank NA 5.85%, 2/1/2037	1,720	2,352

Westpac Banking Corp. (Australia)

(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c)	5,855	6,509

		1,772,785

Beverages — 0.7%

Anheuser-Busch Cos. LLC (Belgium)

4.70%, 2/1/2036	33,310	41,064

4.90%, 2/1/2046	20,399	26,028

Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,779

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.38%, 4/15/2038	13,419	16,014

4.35%, 6/1/2040	16,250	19,489

4.44%, 10/6/2048	28,858	34,854

4.75%, 4/15/2058	9,838	12,508

5.80%, 1/23/2059	605	896

4.60%, 6/1/2060	7,010	8,738

Coca-Cola Femsa SAB de CV (Mexico)

2.75%, 1/22/2030	13,140	13,709

1.85%, 9/1/2032	11,205	10,761

Constellation Brands, Inc.

4.40%, 11/15/2025	4,444	5,006

5.25%, 11/15/2048	3,091	4,182

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Beverages — continued

Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	4,484	4,844

Keurig Dr Pepper, Inc.

4.42%, 5/25/2025	2,714	3,036

3.43%, 6/15/2027	2,015	2,235

3.20%, 5/1/2030	13,500	14,707

4.99%, 5/25/2038	3,920	4,998

4.42%, 12/15/2046	3,746	4,575

5.09%, 5/25/2048	4,164	5,578

		235,001

Biotechnology — 0.6%

AbbVie, Inc.

3.45%, 3/15/2022	5,743	5,810

2.80%, 3/15/2023	3,954	4,073

3.85%, 6/15/2024	3,041	3,284

3.20%, 11/21/2029	27,601	30,169

4.55%, 3/15/2035	3,881	4,722

4.50%, 5/14/2035	15,614	18,989

4.05%, 11/21/2039	16,908	19,866

4.63%, 10/1/2042	9,850	12,195

4.40%, 11/6/2042	12,902	15,695

4.75%, 3/15/2045	7,000	8,851

4.45%, 5/14/2046	2,145	2,627

4.25%, 11/21/2049	10,194	12,366

Amgen, Inc.

2.20%, 2/21/2027	9,240	9,630

3.15%, 2/21/2040	5,870	6,202

Baxalta, Inc.

3.60%, 6/23/2022	999	1,020

5.25%, 6/23/2045	327	449

Biogen, Inc.

2.25%, 5/1/2030	20,560	20,875

3.15%, 5/1/2050	20,490	20,249

Gilead Sciences, Inc.

1.65%, 10/1/2030	9,165	8,940

2.60%, 10/1/2040	11,110	10,832

2.80%, 10/1/2050	10,760	10,453

		227,297

Building Products — 0.1%

Johnson Controls International plc 3.75%, 12/1/2021	99	99

Masco Corp. 2.00%, 10/1/2030	5,820	5,738

6.50%, 8/15/2032	10,095	13,487

4.50%, 5/15/2047	3,130	3,820

		23,144

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — 2.2%

Bank of New York Mellon Corp. (The)

2.80%, 5/4/2026	1,043	1,125

3.30%, 8/23/2029	1,413	1,573

Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	3,107	3,937

Blackstone Secured Lending Fund 3.65%, 7/14/2023	13,980	14,599

Brookfield Finance, Inc. (Canada)

3.90%, 1/25/2028	3,664	4,120

4.85%, 3/29/2029	5,160	6,156

4.70%, 9/20/2047	5,253	6,505

Charles Schwab Corp. (The)

3.20%, 3/2/2027	5,710	6,270

3.20%, 1/25/2028	1,270	1,399

Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	4,326	4,688

Credit Suisse Group AG (Switzerland)

3.57%, 1/9/2023 (a)	10,753	10,870

3.80%, 6/9/2023	8,035	8,472

(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	6,850	7,130

(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	9,320	9,562

(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (c)	25,020	24,616

4.28%, 1/9/2028 (a)	12,016	13,434

(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (c)	2,991	3,308

(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (c)	14,885	15,526

Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	5,276	5,368

Deutsche Bank AG (Germany)

4.25%, 10/14/2021	13,886	13,948

3.30%, 11/16/2022	6,440	6,653

(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	26,205	26,890

(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	13,585	13,880

(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	15,977	16,481

FMR LLC 6.45%, 11/15/2039 (a)	2,242	3,331

Goldman Sachs Group, Inc. (The)

3.50%, 1/23/2025	5,018	5,405

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	13,398	14,345

4.25%, 10/21/2025	10,573	11,799

3.50%, 11/16/2026	23,775	25,882

3.85%, 1/26/2027	18,677	20,649

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	32,000	32,120

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	47,377	52,623

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	16,415	18,794

(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	11,700	12,076

(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	12,855	12,996

6.75%, 10/1/2037	1,435	2,091

(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	4,600	5,383

(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (c)	16,126	19,766

(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	1,000	1,057

Intercontinental Exchange, Inc. 4.00%, 10/15/2023	5,021	5,389

Jefferies Group LLC 6.45%, 6/8/2027	3,725	4,653

Macquarie Bank Ltd. (Australia)

4.00%, 7/29/2025 (a)	6,300	6,993

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (c)	8,095	8,139

Macquarie Group Ltd. (Australia)

(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	6,735	6,713

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	22,700	27,095

Morgan Stanley

4.10%, 5/22/2023	9,880	10,472

3.70%, 10/23/2024	12,301	13,399

(SOFR + 1.15%), 2.72%, 7/22/2025 (c)	5,034	5,293

5.00%, 11/24/2025	9,322	10,728

(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	18,815	19,555

3.13%, 7/27/2026	2,254	2,446

4.35%, 9/8/2026	1,640	1,863

3.63%, 1/20/2027	20,745	23,079

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	13,333	14,813

(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (c)	7,397	8,262

(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (c)	17,528	20,433

(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	11,200	10,828

(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	10,600	13,106

(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	9,350	10,023

Nomura Holdings, Inc. (Japan)

2.65%, 1/16/2025	11,898	12,467

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

2.68%, 7/16/2030	12,180	12,432

Northern Trust Corp.

(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	2,762	3,015

UBS Group AG (Switzerland)

3.49%, 5/23/2023 (a)	7,735	7,908

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	2,156	2,206

4.13%, 9/24/2025 (a)	2,500	2,784

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	15,100	15,066

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (c)	17,350	17,328

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	6,470	6,994

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (a) (c)	10,750	10,617

		778,926

Chemicals — 0.3%

Air Liquide Finance SA (France) 2.25%, 9/27/2023 (a)	4,179	4,324

Albemarle Corp. 5.45%, 12/1/2044	3,800	4,959

Dow Chemical Co. (The) 4.55%, 11/30/2025	249	283

DuPont de Nemours, Inc. 5.32%, 11/15/2038	12,320	16,284

Ecolab, Inc. 3.25%, 1/14/2023	3,636	3,760

International Flavors & Fragrances, Inc.

1.83%, 10/15/2027 (a)	5,430	5,471

3.27%, 11/15/2040 (a)	7,650	8,093

5.00%, 9/26/2048	4,346	5,788

3.47%, 12/1/2050 (a)	13,375	14,543

LYB International Finance BV 4.88%, 3/15/2044	3,223	4,084

LYB International Finance III LLC

2.25%, 10/1/2030	4,336	4,408

4.20%, 10/15/2049	4,468	5,244

Nutrien Ltd. (Canada)

4.13%, 3/15/2035	6,522	7,523

5.25%, 1/15/2045	4,962	6,658

5.00%, 4/1/2049	4,150	5,589

Union Carbide Corp. 7.75%, 10/1/2096	2,719	4,970

		101,981

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Commercial Services & Supplies — 0.1%

Ford Foundation (The)

Series 2020, 2.82%, 6/1/2070	4,000	4,092

Republic Services, Inc. 1.45%, 2/15/2031	14,940	14,230

		18,322

Construction & Engineering — 0.0% (b)

Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (a)	1,048	1,088

Construction Materials — 0.1%

CRH America, Inc. (Ireland) 3.88%, 5/18/2025 (a)	2,811	3,080

5.13%, 5/18/2045 (a)	6,052	8,018

Martin Marietta Materials, Inc.

3.45%, 6/1/2027	5,785	6,341

3.20%, 7/15/2051	4,840	4,961

		22,400

Consumer Finance — 1.2%

AerCap Ireland Capital DAC (Ireland)

4.45%, 12/16/2021	19,683	19,844

3.95%, 2/1/2022	3,505	3,545

3.50%, 5/26/2022	3,050	3,108

4.50%, 9/15/2023	31,000	33,075

4.88%, 1/16/2024	4,135	4,488

3.50%, 1/15/2025	844	895

6.50%, 7/15/2025	3,441	4,015

4.45%, 10/1/2025	4,342	4,766

1.75%, 1/30/2026	8,311	8,223

4.45%, 4/3/2026	5,633	6,178

American Express Co. 3.40%, 2/27/2023	4,100	4,275

American Honda Finance Corp. 2.90%, 2/16/2024	5,285	5,583

2.30%, 9/9/2026	1,185	1,251

Avolon Holdings Funding Ltd. (Ireland)

3.63%, 5/1/2022 (a)	1,245	1,267

5.25%, 5/15/2024 (a)	3,155	3,459

3.95%, 7/1/2024 (a)	16,176	17,255

2.88%, 2/15/2025 (a)	33,120	34,154

5.50%, 1/15/2026 (a)	33,000	37,329

2.13%, 2/21/2026 (a)	13,095	13,067

4.25%, 4/15/2026 (a)	9,415	10,208

4.38%, 5/1/2026 (a)	5,010	5,444

2.53%, 11/18/2027 (a)	110,463	109,661

Capital One Financial Corp.

3.20%, 2/5/2025	6,093	6,553

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

4.20%, 10/29/2025	3,000	3,344

3.75%, 7/28/2026	7,424	8,215

Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (c) (e) (f)	6,543	6,780

General Motors Financial Co., Inc.

1.25%, 1/8/2026	8,423	8,368

4.35%, 1/17/2027	2,036	2,291

2.35%, 1/8/2031	20,744	20,554

2.70%, 6/10/2031	20,010	20,340

HSBC Finance Corp. 7.63%, 5/17/2032	9,000	11,682

Park Aerospace Holdings Ltd. (Ireland)

4.50%, 3/15/2023 (a)	12,100	12,698

5.50%, 2/15/2024 (a)	3,517	3,859

		435,774

Containers & Packaging — 0.0% (b)

International Paper Co. 8.70%, 6/15/2038	2,650	4,386

WRKCo, Inc.

3.00%, 9/15/2024	920	972

3.75%, 3/15/2025	7,570	8,235

3.90%, 6/1/2028	2,870	3,235

		16,828

Diversified Consumer Services — 0.1%

Claremont Mckenna College

Series 2019, 3.38%, 1/1/2050	10,000	11,183

Pepperdine University

Series 2020, 3.30%, 12/1/2059	9,620	10,252

University of Southern California

Series A, 3.23%, 10/1/2120	9,370	9,698

		31,133

Diversified Financial Services — 0.6%

CK Hutchison International 16 Ltd. (United Kingdom)

1.88%, 10/3/2021 (a)	4,160	4,165

2.75%, 10/3/2026 (a)	6,500	6,941

CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	9,685	10,739

GE Capital Funding LLC 4.40%, 5/15/2030	7,480	8,762

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	52,907	64,220

GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	11,667	12,378

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	3,907	4,033

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Financial Services — continued

LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	30,170	30,704

Mitsubishi HC Capital, Inc. (Japan)

2.65%, 9/19/2022 (a)	4,255	4,343

3.56%, 2/28/2024 (a)	8,350	8,856

ORIX Corp. (Japan)

2.90%, 7/18/2022	3,775	3,859

3.70%, 7/18/2027	4,000	4,482

Private Export Funding Corp.

Series EE, 2.80%, 5/15/2022	10,700	10,902

Series KK, 3.55%, 1/15/2024	12,505	13,415

Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	9,000	10,725

Siemens Financieringsmaatschappij NV (Germany)

3.13%, 3/16/2024 (a)	3,440	3,662

2.35%, 10/15/2026 (a)	6,000	6,339

4.40%, 5/27/2045 (a)	3,421	4,422

3.30%, 9/15/2046 (a)	3,050	3,396

		216,343

Diversified Telecommunication Services — 1.0%

AT&T, Inc.

1.65%, 2/1/2028	3,535	3,533

2.25%, 2/1/2032	26,520	26,354

3.50%, 6/1/2041	35,836	37,760

3.10%, 2/1/2043	19,310	19,129

3.50%, 9/15/2053 (a)	16,997	17,459

3.55%, 9/15/2055 (a)	16,422	16,804

3.80%, 12/1/2057 (a)	4,454	4,737

Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	4,657	5,044

Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (a)	2,087	2,623

Qwest Corp. 6.75%, 12/1/2021	7,308	7,416

Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	9,130	10,764

Verizon Communications, Inc.

1.45%, 3/20/2026	1,780	1,803

2.63%, 8/15/2026	1,771	1,884

4.13%, 3/16/2027	6,080	6,952

2.10%, 3/22/2028	16,690	17,133

4.33%, 9/21/2028	11,983	13,992

1.68%, 10/30/2030	2,840	2,743

4.50%, 8/10/2033	12,088	14,629

4.40%, 11/1/2034	27,768	33,429

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

4.27%, 1/15/2036	14,663	17,530

2.65%, 11/20/2040	27,316	26,503

3.40%, 3/22/2041	7,000	7,500

4.86%, 8/21/2046	16,339	21,271

4.67%, 3/15/2055	6,685	8,719

2.99%, 10/30/2056	3,311	3,194

3.70%, 3/22/2061	6,890	7,576

		336,481

Electric Utilities — 1.7%

AEP Transmission Co. LLC

3.80%, 6/15/2049	3,615	4,241

3.15%, 9/15/2049	2,680	2,851

Alabama Power Co.

6.13%, 5/15/2038	1,904	2,734

6.00%, 3/1/2039	769	1,092

4.10%, 1/15/2042	923	1,075

Appalachian Power Co.

Series P, 6.70%, 8/15/2037	3,740	5,322

Series Y, 4.50%, 3/1/2049	3,395	4,255

Arizona Public Service Co. 5.05%, 9/1/2041	3,036	3,961

Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (a)	1,500	1,707

Baltimore Gas and Electric Co.

3.50%, 8/15/2046	3,755	4,191

3.20%, 9/15/2049	8,020	8,643

2.90%, 6/15/2050	7,770	7,901

CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	1,279

China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	10,625	11,689

Cleveland Electric Illuminating Co. (The) 3.50%, 4/1/2028 (a)	3,890	4,219

5.95%, 12/15/2036	840	1,129

Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	4,131

DTE Electric Co. 2.65%, 6/15/2022	1,687	1,708

Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,228	1,489

Duke Energy Corp.

2.65%, 9/1/2026	1,382	1,469

3.40%, 6/15/2029	3,657	4,008

Duke Energy Indiana LLC

3.75%, 5/15/2046	4,500	5,138

Series YYY, 3.25%, 10/1/2049	6,895	7,363

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	3,757

Duke Energy Progress LLC

4.10%, 5/15/2042	1,886	2,251

4.10%, 3/15/2043	1,569	1,913

4.15%, 12/1/2044	2,258	2,748

3.70%, 10/15/2046	1,616	1,854

2.90%, 8/15/2051	9,495	9,601

Duquesne Light Holdings, Inc.

3.62%, 8/1/2027 (a)	8,002	8,740

2.78%, 1/7/2032 (a)	6,275	6,369

Edison International

5.75%, 6/15/2027	2,000	2,286

4.13%, 3/15/2028	6,730	7,203

Emera US Finance LP (Canada) 4.75%, 6/15/2046	9,540	11,346

Enel Finance International NV (Italy)

3.63%, 5/25/2027 (a)	4,590	5,099

3.50%, 4/6/2028 (a)	4,500	4,961

6.00%, 10/7/2039 (a)	897	1,265

Entergy Arkansas LLC

3.50%, 4/1/2026	2,631	2,893

2.65%, 6/15/2051	8,425	8,135

Entergy Corp. 2.95%, 9/1/2026	2,469	2,649

Entergy Louisiana LLC

2.40%, 10/1/2026	4,979	5,237

3.25%, 4/1/2028	1,551	1,699

3.05%, 6/1/2031	4,606	5,014

4.00%, 3/15/2033	3,430	4,030

Evergy Metro, Inc.

3.15%, 3/15/2023	3,255	3,369

5.30%, 10/1/2041	8,968	12,125

Evergy, Inc. 2.90%, 9/15/2029	14,800	15,813

Exelon Corp.

3.50%, 6/1/2022	5,000	5,103

3.40%, 4/15/2026	1,177	1,284

FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	830	997

Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	13,376

Hydro-Quebec (Canada)

Series HY, 8.40%, 1/15/2022	7,174	7,384

Series IO, 8.05%, 7/7/2024	2,642	3,185

Indiana Michigan Power Co.

Series J, 3.20%, 3/15/2023	8,609	8,913

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

ITC Holdings Corp.

2.70%, 11/15/2022	900	923

2.95%, 5/14/2030 (a)	6,820	7,251

Jersey Central Power & Light Co.

4.30%, 1/15/2026 (a)	6,154	6,849

6.15%, 6/1/2037	1,740	2,363

John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	3,607	4,486

Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	2,759	3,003

Massachusetts Electric Co. 4.00%, 8/15/2046 (a)	4,957	5,578

Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	4,530	5,137

Nevada Power Co.

Series N, 6.65%, 4/1/2036	700	1,047

5.38%, 9/15/2040	1,287	1,724

5.45%, 5/15/2041	3,354	4,610

New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	3,024	3,397

NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	2,239	2,480

Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	3,051	3,272

NRG Energy, Inc.

2.00%, 12/2/2025 (a)	11,855	12,111

2.45%, 12/2/2027 (a)	13,055	13,269

Ohio Edison Co. 6.88%, 7/15/2036	780	1,134

Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	2,085	2,086

Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	1,076	1,354

Pacific Gas and Electric Co.

(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (c)	25,975	25,992

1.75%, 6/16/2022	35,970	35,954

1.37%, 3/10/2023	18,800	18,744

3.45%, 7/1/2025	8,635	8,949

2.95%, 3/1/2026	5,955	6,045

4.45%, 4/15/2042	3,200	3,174

3.75%, 8/15/2042 (g)	2,882	2,588

4.30%, 3/15/2045	4,900	4,805

4.00%, 12/1/2046	5,000	4,791

3.95%, 12/1/2047	5,000	4,741

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

PacifiCorp

3.60%, 4/1/2024	2,765	2,960

4.15%, 2/15/2050	2,300	2,801

PECO Energy Co. 2.80%, 6/15/2050	6,430	6,494

Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	1,570	1,672

Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,943

Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,770

PPL Electric Utilities Corp.

2.50%, 9/1/2022	1,543	1,569

3.00%, 10/1/2049	10,000	10,639

Progress Energy, Inc.

3.15%, 4/1/2022	3,380	3,412

7.00%, 10/30/2031	2,600	3,625

Public Service Co. of Colorado 3.55%, 6/15/2046	1,175	1,311

Public Service Co. of Oklahoma

Series G, 6.63%, 11/15/2037	3,901	5,641

Series K, 3.15%, 8/15/2051	12,330	12,623

Public Service Electric and Gas Co.

3.00%, 5/15/2025	6,334	6,771

5.38%, 11/1/2039	1,021	1,393

SCE Recovery Funding LLC

Series A-2, 1.94%, 5/15/2038	9,380	9,237

Series A-3, 2.51%, 11/15/2043	7,950	7,757

Southern California Edison Co.

1.85%, 2/1/2022	175	175

Series C, 3.50%, 10/1/2023	2,854	3,006

Series B, 3.65%, 3/1/2028	4,300	4,716

6.00%, 1/15/2034	895	1,185

6.05%, 3/15/2039	2,197	2,931

3.90%, 12/1/2041	3,408	3,522

Series C, 4.13%, 3/1/2048	1,800	1,946

Series 20A, 2.95%, 2/1/2051	3,000	2,738

Southern Co. (The) 3.25%, 7/1/2026	3,108	3,371

Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	3,364

State Grid Overseas Investment BVI Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,102

Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	8,038

Union Electric Co.

2.95%, 6/15/2027	2,862	3,104

4.00%, 4/1/2048	1,600	1,934

Virginia Electric and Power Co.

3.45%, 2/15/2024	1,280	1,361

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Series A, 6.00%, 5/15/2037	2,100	2,967

Xcel Energy, Inc. 4.80%, 9/15/2041	829	1,042

		592,171

Electrical Equipment — 0.0% (b)

Eaton Corp.

7.63%, 4/1/2024	1,794	2,089

4.00%, 11/2/2032	1,247	1,467

		3,556

Electronic Equipment, Instruments & Components — 0.0% (b)

Arrow Electronics, Inc.

4.50%, 3/1/2023	1,595	1,667

3.25%, 9/8/2024	3,162	3,353

3.88%, 1/12/2028	3,541	3,898

Corning, Inc. 5.35%, 11/15/2048	6,270	8,735

		17,653

Energy Equipment & Services — 0.2%

Baker Hughes a GE Co. LLC 4.49%, 5/1/2030	10,000	11,825

Baker Hughes Holdings LLC 5.13%, 9/15/2040	3,910	5,028

Halliburton Co.

3.80%, 11/15/2025	177	195

4.85%, 11/15/2035	3,583	4,240

4.75%, 8/1/2043	2,375	2,713

7.60%, 8/15/2096 (a)	2,242	3,022

Schlumberger Holdings Corp.

3.75%, 5/1/2024 (a)	3,461	3,713

4.00%, 12/21/2025 (a)	48	53

3.90%, 5/17/2028 (a)	7,052	7,884

Schlumberger Investment SA 2.65%, 6/26/2030	14,600	15,336

		54,009

Entertainment — 0.0% (b)

TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	1,190	1,239

Walt Disney Co. (The)

8.88%, 4/26/2023	942	1,071

9.50%, 7/15/2024	1,525	1,901

7.30%, 4/30/2028	3,946	5,303

7.63%, 11/30/2028	2,690	3,749

		13,263

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — 1.3%

Alexandria Real Estate Equities, Inc.

3.80%, 4/15/2026	2,199	2,450

1.88%, 2/1/2033	12,120	11,636

4.00%, 2/1/2050	9,430	11,058

American Campus Communities Operating Partnership LP 2.85%, 2/1/2030	15,779	16,357

American Tower Corp.

5.00%, 2/15/2024	4,305	4,747

3.38%, 10/15/2026	4,378	4,765

1.50%, 1/31/2028	10,510	10,291

2.10%, 6/15/2030	8,940	8,841

1.88%, 10/15/2030	19,410	18,832

Boston Properties LP

3.13%, 9/1/2023	3,155	3,297

3.20%, 1/15/2025	4,331	4,625

3.65%, 2/1/2026	3,157	3,475

Brixmor Operating Partnership LP

3.65%, 6/15/2024	2,740	2,939

3.85%, 2/1/2025	6,613	7,181

2.50%, 8/16/2031	6,530	6,564

Corporate Office Properties LP 2.00%, 1/15/2029	3,440	3,411

Crown Castle International Corp. 4.00%, 3/1/2027	2,066	2,320

Digital Realty Trust LP 3.70%, 8/15/2027	2,507	2,810

Duke Realty LP 3.25%, 6/30/2026	1,814	1,972

Equinix, Inc. 2.90%, 11/18/2026	20,442	21,892

Essex Portfolio LP 1.65%, 1/15/2031	8,950	8,553

GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (a)	7,843	8,580

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	5,157	5,630

Healthcare Trust of America Holdings LP

3.75%, 7/1/2027	1,576	1,757

3.10%, 2/15/2030	9,814	10,501

2.00%, 3/15/2031	8,000	7,769

Healthpeak Properties, Inc. 3.40%, 2/1/2025	162	174

LifeStorage LP 3.50%, 7/1/2026	8,937	9,789

Mid-America Apartments LP

4.00%, 11/15/2025	8,830	9,791

1.70%, 2/15/2031	5,500	5,295

National Retail Properties, Inc.

4.00%, 11/15/2025	5,043	5,590

3.60%, 12/15/2026	5,527	6,055

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

Office Properties Income Trust

4.00%, 7/15/2022	7,083	7,272

4.25%, 5/15/2024	11,000	11,749

2.40%, 2/1/2027	15,955	15,959

Physicians Realty LP 4.30%, 3/15/2027	4,500	5,134

Prologis LP 2.25%, 4/15/2030	3,830	3,947

Realty Income Corp.

3.88%, 4/15/2025	6,245	6,873

3.00%, 1/15/2027	2,243	2,429

3.25%, 1/15/2031	4,000	4,418

1.80%, 3/15/2033	2,865	2,772

Regency Centers LP

4.13%, 3/15/2028	1,755	1,996

2.95%, 9/15/2029	10,600	11,260

Safehold Operating Partnership LP 2.80%, 6/15/2031	12,000	12,122

Scentre Group Trust 1 (Australia)

3.50%, 2/12/2025 (a)	9,910	10,639

3.25%, 10/28/2025 (a)	5,595	6,006

Scentre Group Trust 2 (Australia)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a)(c)	17,060	18,158

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.69%), 5.13%, 9/24/2080 (a)(c)	10,425	11,232

Simon Property Group LP 3.25%, 9/13/2049	12,865	13,219

SITE Centers Corp. 4.70%, 6/1/2027	4,651	5,235

UDR, Inc.

2.95%, 9/1/2026	3,831	4,109

3.50%, 1/15/2028	1,354	1,490

3.00%, 8/15/2031	4,750	5,043

2.10%, 8/1/2032	5,520	5,388

3.10%, 11/1/2034	6,440	6,861

Ventas Realty LP

3.75%, 5/1/2024	4,032	4,311

3.50%, 2/1/2025	1,929	2,077

4.13%, 1/15/2026	770	858

3.25%, 10/15/2026	1,976	2,136

3.85%, 4/1/2027	4,308	4,823

VEREIT Operating Partnership LP 4.88%, 6/1/2026	4,230	4,886

Vornado Realty LP 3.50%, 1/15/2025	4,810	5,129

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

Welltower, Inc.

2.70%, 2/15/2027	5,199	5,517

3.10%, 1/15/2030	2,920	3,117

6.50%, 3/15/2041	5,460	7,932

4.95%, 9/1/2048	5,000	6,465

WP Carey, Inc.

4.00%, 2/1/2025	5,300	5,775

4.25%, 10/1/2026	4,970	5,619

2.25%, 4/1/2033	12,000	11,727

		472,630

Food & Staples Retailing — 0.3%

7-Eleven, Inc.

1.30%, 2/10/2028 (a)	9,074	8,816

2.50%, 2/10/2041 (a)	9,243	8,682

Alimentation Couche-Tard, Inc. (Canada)

2.95%, 1/25/2030 (a)	7,435	7,803

3.44%, 5/13/2041 (a)	10,460	10,989

3.80%, 1/25/2050 (a)	9,200	10,071

3.63%, 5/13/2051 (a)	10,500	11,193

CVS Pass-Through Trust

7.51%, 1/10/2032 (a)	4,813	6,100

5.93%, 1/10/2034 (a)	4,628	5,644

Series 2013, 4.70%, 1/10/2036 (a)	9,063	10,363

Series 2014, 4.16%, 8/11/2036 (a)	1,188	1,331

Kroger Co. (The)

5.40%, 7/15/2040	829	1,107

5.00%, 4/15/2042	9,000	11,641

3.95%, 1/15/2050	11,000	12,798

		106,538

Food Products — 0.2%

Bunge Ltd. Finance Corp.

1.63%, 8/17/2025	7,880	8,005

2.75%, 5/14/2031	22,130	22,725

Campbell Soup Co. 3.13%, 4/24/2050	4,828	4,793

Cargill, Inc. 3.25%, 3/1/2023 (a)	1,990	2,078

Conagra Brands, Inc.

5.30%, 11/1/2038	3,420	4,421

5.40%, 11/1/2048	4,035	5,493

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	993	1,114

4.60%, 6/1/2044	955	1,259

Tyson Foods, Inc.

4.88%, 8/15/2034	5,000	6,247

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued

5.15%, 8/15/2044	3,000	3,979

4.55%, 6/2/2047	6,550	8,219

Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	4,100	4,453

		72,786

Gas Utilities — 0.2%

Atmos Energy Corp.

0.63%, 3/9/2023	4,545	4,545

4.15%, 1/15/2043	7,215	8,526

4.13%, 10/15/2044	1,750	2,087

4.13%, 3/15/2049	6,000	7,403

Boston Gas Co. 4.49%, 2/15/2042 (a)	2,201	2,601

Brooklyn Union Gas Co. (The)

3.87%, 3/4/2029 (a)	5,620	6,258

4.27%, 3/15/2048 (a)	6,500	7,535

KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	4,242	4,471

Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	1,700	1,877

Southern California Gas Co.

Series XX, 2.55%, 2/1/2030	7,148	7,464

Southern Natural Gas Co. LLC

8.00%, 3/1/2032	2,103	3,023

4.80%, 3/15/2047 (a)	2,649	3,304

Southwest Gas Corp. 3.80%, 9/29/2046	3,595	3,986

		63,080

Health Care Equipment & Supplies — 0.1%

Becton Dickinson and Co.

3.73%, 12/15/2024	195	212

4.67%, 6/6/2047	6,000	7,613

3.79%, 5/20/2050	4,695	5,321

Boston Scientific Corp.

4.00%, 3/1/2029	8,505	9,732

4.55%, 3/1/2039	10,225	12,608

DH Europe Finance II SARL 3.25%, 11/15/2039	7,065	7,695

Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	2,694	2,819

		46,000

Health Care Providers & Services — 1.2%

Advocate Health & Hospitals Corp.

Series 2020, 2.21%, 6/15/2030	9,700	9,982

Aetna, Inc.

6.75%, 12/15/2037	2,959	4,404

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

4.50%, 5/15/2042	1,777	2,156

Anthem, Inc.

3.13%, 5/15/2022	4,004	4,084

3.30%, 1/15/2023	2,354	2,447

4.10%, 3/1/2028	5,485	6,270

4.63%, 5/15/2042	3,477	4,352

4.65%, 1/15/2043	3,394	4,277

4.65%, 8/15/2044	4,149	5,250

Banner Health 1.90%, 1/1/2031	13,950	14,008

BayCare Health System, Inc.

Series 2020, 3.83%, 11/15/2050	9,475	11,709

Children’s Hospital

Series 2020, 2.93%, 7/15/2050	11,530	11,845

Cigna Corp. 4.80%, 7/15/2046	1,904	2,437

CommonSpirit Health

1.55%, 10/1/2025	6,210	6,291

2.78%, 10/1/2030	6,205	6,491

4.19%, 10/1/2049	5,540	6,477

3.91%, 10/1/2050	6,600	7,395

Cottage Health Obligated Group

Series 2020, 3.30%, 11/1/2049	10,450	11,592

CVS Health Corp.

4.30%, 3/25/2028	2,122	2,443

4.88%, 7/20/2035	3,500	4,310

5.05%, 3/25/2048	23,852	31,572

Hackensack Meridian Health, Inc.

Series 2020, 2.88%, 9/1/2050	11,100	11,334

Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	24,824

HCA, Inc.

5.25%, 6/15/2026	27,070	31,282

5.13%, 6/15/2039	4,805	6,052

5.50%, 6/15/2047	9,870	13,039

3.50%, 7/15/2051	14,460	14,766

Mayo Clinic

Series 2016, 4.13%, 11/15/2052	2,975	3,848

MedStar Health, Inc.

Series 20A, 3.63%, 8/15/2049	7,365	8,283

Memorial Health Services 3.45%, 11/1/2049	25,595	28,678

Memorial Sloan-Kettering Cancer Center

Series 2015, 4.20%, 7/1/2055	3,335	4,372

MidMichigan Health

Series 2020, 3.41%, 6/1/2050	5,410	6,044

Mount Sinai Hospitals Group, Inc.

Series 2017, 3.98%, 7/1/2048	2,747	3,064

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

MultiCare Health System 2.80%, 8/15/2050	7,935	8,099

NYU Langone Hospitals

Series 2020, 3.38%, 7/1/2055	9,170	9,875

Providence St Joseph Health Obligated Group

Series H, 2.75%, 10/1/2026	2,942	3,154

Quest Diagnostics, Inc.

3.45%, 6/1/2026	1,684	1,844

2.80%, 6/30/2031	7,025	7,457

Texas Health Resources

2.33%, 11/15/2050	6,717	6,233

4.33%, 11/15/2055	4,275	5,705

Trinity Health Corp.

Series 2019, 3.43%, 12/1/2048	20,450	22,825

UnitedHealth Group, Inc.

4.63%, 7/15/2035	6,229	7,921

3.50%, 8/15/2039	8,210	9,266

2.75%, 5/15/2040	4,800	4,934

3.25%, 5/15/2051	9,695	10,621

Universal Health Services, Inc.

2.65%, 10/15/2030 (a)	12,470	12,706

2.65%, 1/15/2032 (a)	5,055	5,085

		431,103

Hotels, Restaurants & Leisure — 0.1%

Booking Holdings, Inc. 2.75%, 3/15/2023	1,923	1,992

McDonald’s Corp.

4.70%, 12/9/2035	6,540	8,149

4.45%, 3/1/2047	3,210	4,006

Starbucks Corp. 2.55%, 11/15/2030	12,380	12,928

		27,075

Household Durables — 0.1%

Lennar Corp. 4.50%, 4/30/2024	6,800	7,388

MDC Holdings, Inc.

3.85%, 1/15/2030	10,000	10,776

2.50%, 1/15/2031	5,105	4,994

3.97%, 8/6/2061	7,995	7,880

		31,038

Household Products — 0.0% (b)

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	9,000	9,141

Independent Power and Renewable Electricity Producers — 0.2%

Alexander Funding Trust 1.84%, 11/15/2023 (a)	19,220	19,587

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Independent Power and Renewable Electricity Producers — continued

Exelon Generation Co. LLC

3.40%, 3/15/2022	7,048	7,144

3.25%, 6/1/2025	11,035	11,863

6.25%, 10/1/2039	1,985	2,466

5.75%, 10/1/2041	1,665	1,996

Southern Power Co. 5.15%, 9/15/2041	7,079	8,828

Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	3,222	3,696

		55,580

Industrial Conglomerates — 0.1%

General Electric Co. 3.63%, 5/1/2030	13,445	15,115

Roper Technologies, Inc. 1.40%, 9/15/2027	14,890	14,836

2.00%, 6/30/2030	9,380	9,349

		39,300

Insurance — 1.1%

AIA Group Ltd. (Hong Kong)

3.90%, 4/6/2028 (a)	7,190	8,080

3.60%, 4/9/2029 (a)	5,835	6,493

3.20%, 9/16/2040 (a)	7,535	7,795

AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	8,295	11,870

American Financial Group, Inc. 3.50%, 8/15/2026	8,175	8,938

American International Group, Inc.

3.88%, 1/15/2035	3,407	3,899

4.70%, 7/10/2035	7,065	8,731

4.38%, 1/15/2055	6,799	8,498

Assurant, Inc. 4.20%, 9/27/2023	8,065	8,621

Athene Global Funding

0.95%, 1/8/2024 (a)	16,590	16,689

2.75%, 6/25/2024 (a)	19,000	20,019

1.45%, 1/8/2026 (a)	13,850	13,947

2.95%, 11/12/2026 (a)	37,440	40,131

Berkshire Hathaway Finance Corp.

4.40%, 5/15/2042	13,241	16,700

4.30%, 5/15/2043	2,795	3,494

4.25%, 1/15/2049	8,780	11,032

CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,841

Dai-ichi Life Insurance Co. Ltd. (The) (Japan)

(ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a)(c)(e)(f)	9,929	10,773

F&G Global Funding 1.75%, 6/30/2026 (a)	12,780	12,993

Guardian Life Insurance Co. of America (The)

3.70%, 1/22/2070 (a)	6,450	7,009

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

4.85%, 1/24/2077 (a)	1,663	2,215

Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	8,971

Intact US Holdings, Inc. 4.60%, 11/9/2022	8,660	9,037

Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	4,774	5,154

John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	1,000	1,155

Liberty Mutual Group, Inc. 4.57%, 2/1/2029 (a)	3,049	3,583

3.95%, 10/15/2050 (a)	6,000	6,811

Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	1,350	1,675

Lincoln National Corp. 4.00%, 9/1/2023	2,753	2,944

Manulife Financial Corp. (Canada)

(USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (c)	11,200	12,314

MetLife, Inc. 4.13%, 8/13/2042	2,027	2,453

New York Life Global Funding 3.00%, 1/10/2028 (a)	4,854	5,300

New York Life Insurance Co. 3.75%, 5/15/2050 (a)	9,600	11,082

4.45%, 5/15/2069 (a)	11,250	14,383

Northwestern Mutual Global Funding 1.70%, 6/1/2028 (a)	12,520	12,798

Pacific Life Insurance Co.

(ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	3,766	4,395

Principal Financial Group, Inc. 3.13%, 5/15/2023	794	828

Principal Life Global Funding II 2.38%, 11/21/2021 (a)	1,200	1,205

Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	10,945

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	10,349	12,933

Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	2,595	2,761

Swiss Re Finance Luxembourg SA (Switzerland)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	7,600	8,729

Teachers Insurance & Annuity Association of America 4.90%, 9/15/2044 (a)	3,653	4,809

4.27%, 5/15/2047 (a)	5,480	6,754

		381,787

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Internet & Direct Marketing Retail — 0.1%

Amazon.com, Inc. 3.88%, 8/22/2037	9,440	11,262

3.25%, 5/12/2061	7,000	7,642

		18,904

IT Services — 0.0% (b)

DXC Technology Co. 4.25%, 4/15/2024	3,566	3,845

Fiserv, Inc. 3.20%, 7/1/2026	6,035	6,559

4.40%, 7/1/2049	5,835	7,140

		17,544

Life Sciences Tools & Services — 0.0% (b)

Thermo Fisher Scientific, Inc. 2.95%, 9/19/2026	3,564	3,850

2.80%, 10/15/2041	6,745	6,892

		10,742

Machinery — 0.1%

nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	7,495

Parker-Hannifin Corp. 4.45%, 11/21/2044	3,759	4,650

4.10%, 3/1/2047	2,527	2,984

Xylem, Inc.

3.25%, 11/1/2026	1,420	1,555

2.25%, 1/30/2031	7,315	7,436

		24,120

Media — 0.9%

Charter Communications Operating LLC

3.75%, 2/15/2028	10,285	11,376

6.38%, 10/23/2035	4,374	5,847

5.38%, 4/1/2038	4,923	6,084

3.50%, 6/1/2041	12,020	12,152

4.80%, 3/1/2050	13,160	15,370

3.70%, 4/1/2051	19,270	19,397

3.90%, 6/1/2052	9,380	9,683

Comcast Cable Holdings LLC 10.13%, 4/15/2022	1,614	1,709

Comcast Corp.

3.60%, 3/1/2024	4,708	5,065

3.38%, 8/15/2025	2,773	3,021

3.95%, 10/15/2025	3,000	3,347

3.55%, 5/1/2028	6,115	6,841

1.95%, 1/15/2031	10,535	10,453

4.25%, 1/15/2033	16,564	19,784

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

4.20%, 8/15/2034	3,361	4,003

3.25%, 11/1/2039	19,265	20,959

3.75%, 4/1/2040	8,535	9,800

4.00%, 11/1/2049	5,553	6,601

2.89%, 11/1/2051 (a)	14,886	14,816

4.05%, 11/1/2052	1,350	1,626

2.94%, 11/1/2056 (a)	6,172	6,114

2.65%, 8/15/2062	8,705	8,094

2.99%, 11/1/2063 (a)	1,559	1,534

Cox Communications, Inc.

3.35%, 9/15/2026 (a)	3,046	3,316

1.80%, 10/1/2030 (a)	14,882	14,384

2.95%, 10/1/2050 (a)	8,375	7,939

Discovery Communications LLC

3.63%, 5/15/2030	1,950	2,136

5.20%, 9/20/2047	11,160	14,035

4.00%, 9/15/2055	6,989	7,482

Grupo Televisa SAB (Mexico)

4.63%, 1/30/2026	1,494	1,664

6.13%, 1/31/2046	1,332	1,900

Sky Ltd. (United Kingdom) 3.75%, 9/16/2024 (a)	1,654	1,803

TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,598

Time Warner Cable LLC

6.55%, 5/1/2037	2,327	3,175

7.30%, 7/1/2038	2,197	3,200

6.75%, 6/15/2039	1,794	2,506

5.88%, 11/15/2040	7,325	9,445

5.50%, 9/1/2041	6,940	8,667

Time Warner Entertainment Co. LP 8. 38%, 7/15/2033	3,041	4,529

ViacomCBS, Inc. 3.70%, 8/15/2024	2,480	2,670

4.00%, 1/15/2026	4,293	4,762

2.90%, 1/15/2027	2,792	2,980

4.38%, 3/15/2043	6,243	7,300

5.85%, 9/1/2043	4,432	6,121

4.90%, 8/15/2044	2,004	2,471

		317,759

Metals & Mining — 0.4%

Anglo American Capital plc (South Africa)

3.63%, 9/11/2024 (a)	3,283	3,531

3.95%, 9/10/2050 (a)	5,858	6,508

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Metals & Mining — continued

Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	2,483

Glencore Finance Canada Ltd. (Switzerland) 4.95%, 11/15/2021 (a)	11,879	11,986

Glencore Funding LLC (Australia)

4.13%, 5/30/2023 (a)	4,240	4,484

4.63%, 4/29/2024 (a)	1,967	2,154

1.63%, 9/1/2025 (a)	12,719	12,863

2.50%, 9/1/2030 (a)	16,105	16,071

Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (a)	5,845	6,323

Nucor Corp. 2.98%, 12/15/2055 (a)	4,465	4,537

Steel Dynamics, Inc.

2.80%, 12/15/2024	9,805	10,332

3.25%, 10/15/2050	3,519	3,572

Teck Resources Ltd. (Canada) 3.90%, 7/15/2030	9,680	10,551

Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	37,542	39,907

		135,302

Multiline Retail — 0.1%

Dollar General Corp. 4.13%, 5/1/2028	5,750	6,616

Kohl’s Corp. 3.38%, 5/1/2031	17,550	18,414

Nordstrom, Inc. 4.38%, 4/1/2030	7,263	7,570

		32,600

Multi-Utilities — 0.4%

CMS Energy Corp. 3.88%, 3/1/2024	4,360	4,656

3.00%, 5/15/2026	3,458	3,721

2.95%, 2/15/2027	2,426	2,586

3.45%, 8/15/2027	1,250	1,385

Consolidated Edison Co. of New York, Inc.

5.70%, 6/15/2040	2,760	3,793

Series 2017, 3.88%, 6/15/2047	3,355	3,818

4.50%, 5/15/2058	1,724	2,143

Consumers Energy Co. 3.25%, 8/15/2046	2,150	2,349

Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,707

Dominion Energy, Inc.

Series B, 2.75%, 1/15/2022	3,973	4,002

Series D, 2.85%, 8/15/2026	1,927	2,062

Series F, 5.25%, 8/1/2033	5,067	6,408

7.00%, 6/15/2038	1,076	1,622

Series C, 4.90%, 8/1/2041	1,840	2,351

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued

New York State Electric & Gas Corp. 3.25%, 12/1/2026 (a)	2,326	2,532

NiSource, Inc. 2.95%, 9/1/2029	7,940	8,459

5.80%, 2/1/2042	6,726	9,218

Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,540	14,868

Puget Energy, Inc. 2.38%, 6/15/2028 (a)	6,522	6,607

San Diego Gas & Electric Co.

6.00%, 6/1/2026	1,852	2,258

Series FFF, 6.13%, 9/15/2037	973	1,366

3.95%, 11/15/2041	2,690	2,980

2.95%, 8/15/2051	17,150	17,205

Sempra Energy 4.05%, 12/1/2023	2,348	2,511

Southern Co. Gas Capital Corp.

2.45%, 10/1/2023	1,889	1,960

3.25%, 6/15/2026	1,690	1,831

5.88%, 3/15/2041	10,518	14,848

4.40%, 6/1/2043	1,392	1,678

3.95%, 10/1/2046	2,136	2,433

WEC Energy Group, Inc. 3.55%, 6/15/2025	5,885	6,399

		139,756

Oil, Gas & Consumable Fuels — 2.8%

ANR Pipeline Co. 9.63%, 11/1/2021	2,933	2,977

APT Pipelines Ltd. (Australia)

4.20%, 3/23/2025 (a)	2,000	2,195

4.25%, 7/15/2027 (a)	7,325	8,364

BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (a)	5,781	7,671

Boardwalk Pipelines LP

4.45%, 7/15/2027	3,425	3,869

4.80%, 5/3/2029	6,595	7,626

BP Capital Markets America, Inc.

3.41%, 2/11/2026	8,485	9,274

3.02%, 1/16/2027	10,588	11,457

2.94%, 6/4/2051	25,080	24,588

BP Capital Markets plc (United Kingdom)

3.51%, 3/17/2025	4,509	4,906

3.28%, 9/19/2027	11,924	13,160

Buckeye Partners LP 5.85%, 11/15/2043	11,805	11,830

5.60%, 10/15/2044	6,000	5,910

Cheniere Corpus Christi Holdings LLC

5.88%, 3/31/2025	3,650	4,147

5.13%, 6/30/2027	7,481	8,700

3.70%, 11/15/2029	14,530	15,939

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

2.74%, 12/31/2039 (a)	10,205	10,212

Chevron USA, Inc.

8.00%, 4/1/2027	1,300	1,759

6.00%, 3/1/2041	5,910	8,734

5.25%, 11/15/2043	4,720	6,496

5.05%, 11/15/2044	4,075	5,513

ConocoPhillips 3.75%, 10/1/2027 (a)	5,000	5,624

Devon Energy Corp. 5.60%, 7/15/2041	6,575	8,221

Diamondback Energy, Inc. 4.75%, 5/31/2025	27,227	30,481

3.25%, 12/1/2026	7,894	8,458

Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049 (a)	4,476	4,949

Ecopetrol SA (Colombia) 5.88%, 9/18/2023	2,575	2,770

4.13%, 1/16/2025	3,333	3,486

5.38%, 6/26/2026	5,409	5,946

Enable Midstream Partners LP 4.40%, 3/15/2027	2,695	2,998

4.95%, 5/15/2028	7,315	8,323

4.15%, 9/15/2029	14,071	15,412

5.00%, 5/15/2044 (g)	8,600	9,402

Energy Transfer LP 4.65%, 2/15/2022	600	612

2.90%, 5/15/2025	12,186	12,791

4.75%, 1/15/2026	6,380	7,153

3.90%, 7/15/2026	9,761	10,716

5.50%, 6/1/2027	2,916	3,442

7.50%, 7/1/2038	2,695	3,777

6.05%, 6/1/2041	4,475	5,627

6.10%, 2/15/2042	7,220	9,041

5.95%, 10/1/2043	3,950	4,920

5.30%, 4/1/2044	1,840	2,144

6.25%, 4/15/2049	5,655	7,486

5.00%, 5/15/2050	6,280	7,358

Eni SpA (Italy)

Series X-R, 4.00%, 9/12/2023 (a)	3,145	3,346

5.70%, 10/1/2040 (a)	4,843	6,216

Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	5,254

Enterprise Products Operating LLC 3.90%, 2/15/2024	2,687	2,880

3.70%, 2/15/2026	3,040	3,360

3.95%, 2/15/2027	2,705	3,026

Series J, 5.75%, 3/1/2035	2,509	3,254

7.55%, 4/15/2038	455	702

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

5.95%, 2/1/2041	1,259	1,753

4.45%, 2/15/2043	455	537

5.10%, 2/15/2045	1,758	2,229

4.95%, 10/15/2054	1,189	1,538

EQM Midstream Partners LP 5.50%, 7/15/2028	7,500	8,184

EQT Corp. 3.90%, 10/1/2027	4,517	4,876

Equinor ASA (Norway) 3.25%, 11/10/2024	3,461	3,738

2.88%, 4/6/2025	5,765	6,155

Exxon Mobil Corp. 3.00%, 8/16/2039	14,245	14,923

4.11%, 3/1/2046	2,726	3,260

3.10%, 8/16/2049	17,965	18,670

Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (a)	13,075	13,379

4.32%, 12/30/2039 (a)	9,235	9,618

Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	16,650	16,900

Gray Oak Pipeline LLC 2.00%, 9/15/2023 (a)	9,310	9,489

2.60%, 10/15/2025 (a)	34,443	35,452

3.45%, 10/15/2027 (a)	8,120	8,620

Hess Corp. 6.00%, 1/15/2040	9,098	11,681

HollyFrontier Corp. 2.63%, 10/1/2023	21,813	22,505

5.88%, 4/1/2026	22,175	25,455

Kinder Morgan, Inc. 2.00%, 2/15/2031	9,740	9,500

5.05%, 2/15/2046	6,000	7,370

Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (a)	8,424	8,489

Magellan Midstream Partners LP 3.20%, 3/15/2025	2,338	2,475

Marathon Petroleum Corp. 4.50%, 5/1/2023	15,924	16,872

3.63%, 9/15/2024	3,980	4,279

4.70%, 5/1/2025	9,566	10,712

6.50%, 3/1/2041	8,270	11,509

MPLX LP 4.50%, 7/15/2023	8,800	9,347

4.80%, 2/15/2029	6,825	7,990

NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	8,283	8,556

NOVA Gas Transmission Ltd. (Canada) 7.88%, 4/1/2023	5,000	5,551

ONEOK Partners LP 3.38%, 10/1/2022	1,164	1,192

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

5.00%, 9/15/2023	2,576	2,760

6.65%, 10/1/2036	1,825	2,472

ONEOK, Inc. 4.25%, 2/1/2022	6,965	7,009

5.85%, 1/15/2026	4,700	5,520

3.40%, 9/1/2029	8,395	9,018

Phillips 66 4.88%, 11/15/2044	665	833

Phillips 66 Partners LP 3.55%, 10/1/2026	1,453	1,575

3.15%, 12/15/2029	8,545	8,993

4.90%, 10/1/2046	3,078	3,672

Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	17,419

Plains All American Pipeline LP 4.65%, 10/15/2025	3,925	4,374

5.15%, 6/1/2042	18,910	21,296

4.70%, 6/15/2044	9,300	9,915

Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	3,765	4,291

5.00%, 3/15/2027	9,360	10,827

4.50%, 5/15/2030	5,000	5,792

Saudi Arabian Oil Co. (Saudi Arabia)

1.25%, 11/24/2023 (a)	1,320	1,331

1.63%, 11/24/2025 (a)	4,660	4,706

Spectra Energy Partners LP 5.95%, 9/25/2043	1,801	2,491

Suncor Energy, Inc. (Canada)

5.95%, 12/1/2034	11,584	15,410

6.80%, 5/15/2038	3,677	5,278

TC PipeLines LP 3.90%, 5/25/2027	2,870	3,192

Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (a)	11,080	11,536

Texas Eastern Transmission LP

2.80%, 10/15/2022 (a)	6,209	6,325

3.50%, 1/15/2028 (a)	908	994

TotalEnergies Capital International SA (France)

3.46%, 2/19/2029	3,040	3,399

2.99%, 6/29/2041	21,000	21,772

3.46%, 7/12/2049	12,800	13,972

3.13%, 5/29/2050	20,230	20,941

TransCanada PipeLines Ltd. (Canada)

6.20%, 10/15/2037	6,345	8,681

4.75%, 5/15/2038	7,750	9,398

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Valero Energy Corp.

2.70%, 4/15/2023	9,250	9,553

1.20%, 3/15/2024	17,940	18,079

2.15%, 9/15/2027	14,850	15,108

7.50%, 4/15/2032	1,081	1,510

Williams Cos., Inc. (The) 4.85%, 3/1/2048	5,487	6,741

		1,003,489

Pharmaceuticals — 0.7%

AstraZeneca plc (United Kingdom)

6.45%, 9/15/2037	4,250	6,397

4.00%, 9/18/2042	4,270	5,199

Bristol-Myers Squibb Co.

3.90%, 2/20/2028	10,610	12,161

3.40%, 7/26/2029	13,631	15,330

4.13%, 6/15/2039	7,096	8,636

5.00%, 8/15/2045	5,231	7,203

4.55%, 2/20/2048	6,500	8,549

Mylan, Inc.

3.13%, 1/15/2023 (a)	3,886	4,018

5.40%, 11/29/2043	5,800	7,336

Royalty Pharma plc

0.75%, 9/2/2023	9,830	9,873

1.20%, 9/2/2025	8,570	8,548

1.75%, 9/2/2027	8,570	8,591

3.30%, 9/2/2040	12,050	12,235

3.55%, 9/2/2050	20,980	21,015

Shire Acquisitions Investments Ireland DAC

2.88%, 9/23/2023	4,909	5,126

3.20%, 9/23/2026	26,941	29,241

Takeda Pharmaceutical Co. Ltd. (Japan)

5.00%, 11/26/2028	8,565	10,343

2.05%, 3/31/2030	1,200	1,197

3.03%, 7/9/2040	12,520	12,934

3.38%, 7/9/2060	8,505	9,057

Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	4,153	4,603

Viatris, Inc.

3.85%, 6/22/2040 (a)	8,499	9,205

4.00%, 6/22/2050 (a)	1,732	1,886

Wyeth LLC 6.45%, 2/1/2024	708	810

Zoetis, Inc. 2.00%, 5/15/2030	12,880	12,902

		232,395

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Real Estate Management & Development — 0.0% (b)

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)

3.13%, 3/20/2022 (a)	6,257	6,340

3.88%, 3/20/2027 (a)	6,562	7,297

		13,637

Road & Rail — 0.3%

Burlington Northern Santa Fe LLC

3.75%, 4/1/2024	2,365	2,546

7.29%, 6/1/2036	1,166	1,799

5.75%, 5/1/2040	3,244	4,602

5.40%, 6/1/2041	9,266	12,823

4.40%, 3/15/2042	2,010	2,508

4.38%, 9/1/2042	4,018	5,004

5.15%, 9/1/2043	3,380	4,647

4.70%, 9/1/2045	3,150	4,141

3.55%, 2/15/2050	5,584	6,342

CSX Corp.

5.50%, 4/15/2041	3,498	4,791

4.75%, 5/30/2042	1,516	1,937

4.75%, 11/15/2048	8,165	10,733

3.35%, 9/15/2049	2,710	2,919

ERAC USA Finance LLC

2.60%, 12/1/2021 (a)	3,010	3,021

7.00%, 10/15/2037 (a)	425	644

5.63%, 3/15/2042 (a)	3,104	4,349

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	8,420	9,380

Norfolk Southern Corp.

5.59%, 5/17/2025	51	59

3.95%, 10/1/2042	2,888	3,389

4.05%, 8/15/2052	5,192	6,199

Penske Truck Leasing Co. LP

4.13%, 8/1/2023 (a)	5,795	6,160

3.95%, 3/10/2025 (a)	3,095	3,380

4.20%, 4/1/2027 (a)	2,525	2,854

Union Pacific Corp.

3.95%, 8/15/2059	6,000	7,120

4.10%, 9/15/2067	1,962	2,366

		113,713

Semiconductors & Semiconductor Equipment — 0.7%

Analog Devices, Inc.

3.13%, 12/5/2023	2,317	2,445

4.50%, 12/5/2036	2,505	3,020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued

Broadcom Corp. 3.88%, 1/15/2027	16,459	18,163

Broadcom, Inc.

4.25%, 4/15/2026	20,155	22,530

4.11%, 9/15/2028	15,279	17,127

4.75%, 4/15/2029	5,380	6,249

4.15%, 11/15/2030	7,500	8,436

2.45%, 2/15/2031 (a)	31,809	31,523

KLA Corp. 3.30%, 3/1/2050	7,000	7,649

Marvell Technology, Inc. 2.45%, 4/15/2028 (a)	7,790	8,013

Microchip Technology, Inc.

0.97%, 2/15/2024 (a)	17,350	17,370

0.98%, 9/1/2024 (a)	24,500	24,481

NXP BV (China)

2.50%, 5/11/2031 (a)	23,775	24,554

3.25%, 5/11/2041 (a)	24,465	25,769

Xilinx, Inc. 2.38%, 6/1/2030	15,185	15,601

		232,930

Software — 0.4%

Citrix Systems, Inc. 1.25%, 3/1/2026	6,125	6,056

Microsoft Corp.

3.50%, 2/12/2035	3,459	4,071

2.92%, 3/17/2052	3,816	4,104

3.04%, 3/17/2062	1,820	1,975

Oracle Corp.

2.40%, 9/15/2023	7,023	7,275

2.95%, 5/15/2025	14,625	15,566

2.30%, 3/25/2028	31,995	33,061

4.30%, 7/8/2034	969	1,126

3.90%, 5/15/2035	1,952	2,193

3.85%, 7/15/2036	9,478	10,510

3.60%, 4/1/2040	10,434	11,077

3.65%, 3/25/2041	19,515	20,855

4.00%, 7/15/2046	8,872	9,771

3.60%, 4/1/2050	10,500	10,952

VMware, Inc.

2.95%, 8/21/2022	10,109	10,341

4.65%, 5/15/2027	8,800	10,172

		159,105

Specialty Retail — 0.1%

AutoZone, Inc. 1.65%, 1/15/2031	12,180	11,712

Lowe’s Cos., Inc.

3.65%, 4/5/2029	12,563	14,102

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Specialty Retail — continued

1.70%, 10/15/2030	2,600	2,525

2.63%, 4/1/2031	4,000	4,171

3.00%, 10/15/2050	7,130	7,174

O’Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	5,297

		44,981

Technology Hardware, Storage & Peripherals — 0.4%

Apple, Inc.

3.25%, 2/23/2026	798	874

2.45%, 8/4/2026	5,261	5,609

3.45%, 2/9/2045	14,187	15,999

3.85%, 8/4/2046	3,512	4,199

3.75%, 9/12/2047	13,570	16,040

3.75%, 11/13/2047	1,600	1,891

2.70%, 8/5/2051	16,470	16,397

Dell International LLC

5.45%, 6/15/2023	7,560	8,148

6.02%, 6/15/2026	25,413	30,350

4.90%, 10/1/2026	8,190	9,478

5.30%, 10/1/2029	6,000	7,305

HP, Inc. 3.00%, 6/17/2027	11,105	11,958

		128,248

Thrifts & Mortgage Finance — 0.2%

BPCE SA (France)

4.63%, 7/11/2024 (a)	11,600	12,685

1.00%, 1/20/2026 (a)	20,500	20,326

(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	11,406	11,469

3.38%, 12/2/2026	4,230	4,640

(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	15,245	15,044

Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	8,810	8,763

		72,927

Tobacco — 0.3%

Altria Group, Inc. 2.45%, 2/4/2032	27,925	27,293

BAT Capital Corp. (United Kingdom)

3.56%, 8/15/2027	10,000	10,822

2.26%, 3/25/2028	14,000	14,067

3.73%, 9/25/2040	8,470	8,406

4.54%, 8/15/2047	5,515	5,911

3.98%, 9/25/2050	13,170	13,038

BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	11,064

		90,601

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — 0.5%

Air Lease Corp.

2.63%, 7/1/2022	7,986	8,117

2.30%, 2/1/2025	9,600	9,921

3.25%, 3/1/2025	6,266	6,659

3.38%, 7/1/2025	15,102	16,167

2.88%, 1/15/2026	18,710	19,674

3.75%, 6/1/2026	3,734	4,080

1.88%, 8/17/2026	15,645	15,696

3.25%, 10/1/2029	15,000	15,716

Aviation Capital Group LLC

3.88%, 5/1/2023 (a)	7,665	8,017

5.50%, 12/15/2024 (a)	19,502	21,979

BOC Aviation Ltd. (Singapore)

2.75%, 9/18/2022 (a)	3,000	3,049

3.50%, 10/10/2024 (a)	7,945	8,448

International Lease Finance Corp.

8.63%, 1/15/2022	11,894	12,249

5.88%, 8/15/2022	3,867	4,065

WW Grainger, Inc. 4.60%, 6/15/2045	4,364	5,725

		159,562

Transportation Infrastructure — 0.0% (b)

Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	7,000	7,474

Water Utilities — 0.0% (b)

American Water Capital Corp.

3.45%, 6/1/2029	5,250	5,850

6.59%, 10/15/2037	3,354	5,029

4.00%, 12/1/2046	2,241	2,674

		13,553

Wireless Telecommunication Services — 0.5%

America Movil SAB de CV (Mexico)

3.13%, 7/16/2022	3,250	3,318

3.63%, 4/22/2029	12,995	14,258

4.38%, 4/22/2049	8,284	10,323

T-Mobile USA, Inc.

3.75%, 4/15/2027	31,500	34,864

2.05%, 2/15/2028	33,720	34,330

3.88%, 4/15/2030	25,095	28,117

3.00%, 2/15/2041	13,130	13,042

3.60%, 11/15/2060 (a)	4,000	4,095

Vodafone Group plc (United Kingdom)

5.25%, 5/30/2048	7,449	9,923

4.88%, 6/19/2049	16,825	21,616

		173,886

Total Corporate Bonds (Cost $9,679,383)		10,322,824

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 24.5%

U.S. Treasury Bonds

8.00%, 11/15/2021	9,475	9,629

3.50%, 2/15/2039	36,335	46,534

3.88%, 8/15/2040	54,475	73,352

1.88%, 2/15/2041	232,530	234,310

2.25%, 5/15/2041	142,900	152,903

2.75%, 11/15/2042	154,890	179,219

3.13%, 2/15/2043	18,180	22,278

3.63%, 8/15/2043	113,140	149,327

3.75%, 11/15/2043	264,249	355,610

3.63%, 2/15/2044	154,280	204,421

3.00%, 11/15/2044	50,821	61,470

2.88%, 8/15/2045	4,490	5,340

2.50%, 2/15/2046	70,000	78,173

2.25%, 8/15/2046	179,932	191,964

3.00%, 2/15/2047	1,875	2,293

3.00%, 2/15/2048	78,220	96,049

3.13%, 5/15/2048	43,243	54,336

2.88%, 5/15/2049	12,946	15,634

2.25%, 8/15/2049	180,150	192,880

2.38%, 11/15/2049	23,830	26,206

2.00%, 2/15/2050	73,113	74,290

1.38%, 8/15/2050	25,855	22,615

1.63%, 11/15/2050	76,730	71,392

1.88%, 2/15/2051	332,475	328,215

2.38%, 5/15/2051	3,850	4,252

U.S. Treasury Inflation Indexed Bonds

1.75%, 1/15/2028	2,100	3,320

3.63%, 4/15/2028	9,066	20,654

2.50%, 1/15/2029	3,587	5,901

U.S. Treasury Inflation Indexed Notes 0.13%, 1/15/2022	22,231	27,004

U.S. Treasury Notes

1.13%, 9/30/2021	125,620	125,727

2.88%, 10/15/2021	100,000	100,340

1.75%, 11/30/2021	70,000	70,293

1.75%, 2/28/2022	202,070	203,759

1.63%, 8/31/2022	150,000	152,314

2.00%, 10/31/2022	13,000	13,285

1.75%, 1/31/2023	70,000	71,586

1.50%, 2/28/2023	210,000	214,266

1.75%, 5/15/2023	133,400	136,959

2.75%, 5/31/2023	187,366	195,790

1.38%, 8/31/2023	20,000	20,463

0.13%, 10/15/2023	150,000	149,643

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

2.63%, 12/31/2023	150,000	158,180

2.75%, 2/15/2024	25,000	26,501

2.13%, 2/29/2024	4,955	5,180

2.50%, 5/15/2024	2,000	2,116

2.13%, 9/30/2024	25,000	26,305

2.25%, 11/15/2024	3,021	3,195

1.75%, 12/31/2024	147,012	153,226

2.00%, 2/15/2025	155,000	162,926

2.88%, 4/30/2025	4,925	5,340

2.13%, 5/15/2025	105,395	111,418

2.88%, 5/31/2025	40,158	43,579

2.00%, 8/15/2025	141,304	149,004

2.25%, 11/15/2025	110,049	117,353

0.38%, 1/31/2026	45,675	45,027

0.50%, 2/28/2026	313,160	310,323

2.50%, 2/28/2026	12,550	13,552

0.75%, 4/30/2026	15,670	15,682

0.88%, 6/30/2026	98,957	99,506

2.00%, 11/15/2026	10,000	10,607

1.75%, 12/31/2026	78,092	81,850

0.38%, 9/30/2027	31,575	30,497

1.25%, 3/31/2028	160,035	162,298

1.25%, 4/30/2028	85,520	86,679

2.88%, 5/15/2028	7,030	7,870

1.25%, 6/30/2028	360,700	365,153

1.00%, 7/31/2028	50,000	49,750

U.S. Treasury STRIPS Bonds

3.11%, 2/15/2022 (h)	165,423	165,381

2.68%, 5/15/2022 (h)	149,456	149,416

2.09%, 11/15/2022 (h)	237,280	236,892

3.32%, 2/15/2023 (h)	254,322	253,810

3.07%, 5/15/2023 (h)	277,105	276,446

2.55%, 8/15/2023 (h)	127,910	127,417

2.68%, 11/15/2023 (h)	30,767	30,588

2.15%, 2/15/2024 (h)	117,209	116,335

2.95%, 5/15/2024 (h)	67,278	66,602

3.16%, 8/15/2024 (h)	51,591	50,954

7.87%, 11/15/2024 (h)	3,200	3,154

6.66%, 2/15/2025 (h)	6,601	6,476

5.28%, 2/15/2026 (h)	6,700	6,477

5.42%, 5/15/2026 (h)	24,999	24,064

0.68%, 11/15/2026 (h)	10,990	10,491

1.34%, 11/15/2027 (h)	50,000	46,842

1.63%, 8/15/2029 (h)	100,000	90,212

1.78%, 11/15/2030 (h)	100,000	87,702

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued

4.52%, 5/15/2032 (h)	113,297	96,009

3.45%, 8/15/2032 (h)	149,800	126,229

3.80%, 11/15/2032 (h)	122,788	102,954

3.95%, 2/15/2033 (h)	36,300	30,252

4.11%, 5/15/2033 (h)	108,105	89,600

5.75%, 8/15/2033 (h)	24,963	20,567

6.49%, 11/15/2033 (h)	33,709	27,628

Total U.S. Treasury Obligations (Cost $8,198,588)		8,649,611

Mortgage-Backed Securities -15.7%

FHLMC

Pool # 785618, ARM, 2.13%, 7/1/2026 (i)	21	22

Pool # 611141, ARM, 2.23%, 1/1/2027 (i)	20	20

Pool # 846812, ARM, 2.37%, 4/1/2030 (i)	7	7

Pool # 789758, ARM, 2.52%, 9/1/2032 (i)	28	28

Pool # 847621, ARM, 2.37%, 5/1/2033 (i)	591	627

Pool # 781087, ARM, 2.36%, 12/1/2033 (i)	116	118

Pool # 1B1665, ARM, 2.07%, 4/1/2034 (i)	105	107

Pool # 782870, ARM, 2.47%, 9/1/2034 (i)	543	579

Pool # 782979, ARM, 2.37%, 1/1/2035 (i)	708	754

Pool # 782980, ARM, 2.37%, 1/1/2035 (i)	185	194

Pool # 1G3591, ARM, 2.29%, 8/1/2035 (i)	48	48

Pool # 1Q0007, ARM, 2.39%, 12/1/2035 (i)	119	121

Pool # 1Q0025, ARM, 2.09%, 2/1/2036 (i)	77	82

Pool # 848431, ARM, 2.36%, 2/1/2036 (i)	264	278

Pool # 1G1861, ARM, 2.41%, 3/1/2036 (i)	416	444

Pool # 1J1380, ARM, 2.82%, 3/1/2036 (i)	185	198

Pool # 1H2618, ARM, 2.37%, 5/1/2036 (i)	372	398

Pool # 1L1286, ARM, 2.37%, 5/1/2036 (i)	184	195

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 1G2415, ARM, 2.61%, 5/1/2036 (i)	58	62

Pool # 1G2557, ARM, 2.22%, 6/1/2036 (i)	997	1,061

Pool # 848068, ARM, 2.27%, 6/1/2036 (i)	502	502

Pool # 1A1082, ARM, 1.96%, 7/1/2036 (i)	253	264

Pool # 1H2623, ARM, 2.26%, 7/1/2036 (i)	122	131

Pool # 848365, ARM, 2.33%, 7/1/2036 (i)	188	201

Pool # 1A1085, ARM, 1.92%, 8/1/2036 (i)	235	246

Pool # 1N0206, ARM, 1.96%, 8/1/2036 (i)	571	593

Pool # 1Q0105, ARM, 2.10%, 9/1/2036 (i)	306	324

Pool # 1B7242, ARM, 2.19%, 9/1/2036 (i)	668	709

Pool # 1N0249, ARM, 1.95%, 10/1/2036 (i)	248	251

Pool # 1A1096, ARM, 1.98%, 10/1/2036 (i)	551	575

Pool # 1A1097, ARM, 2.13%, 10/1/2036 (i)	205	215

Pool # 1G2539, ARM, 2.15%, 10/1/2036 (i)	112	113

Pool # 1K0046, ARM, 2.48%, 10/1/2036 (i)	194	196

Pool # 1J1348, ARM, 2.74%, 10/1/2036 (i)	197	198

Pool # 1J1378, ARM, 2.01%, 11/1/2036 (i)	307	320

Pool # 1G2671, ARM, 2.07%, 11/1/2036 (i)	103	105

Pool # 1Q0737, ARM, 2.29%, 11/1/2036 (i)	247	250

Pool # 848115, ARM, 2.35%, 11/1/2036 (i)	167	175

Pool # 782760, ARM, 2.36%, 11/1/2036 (i)	591	632

Pool # 1J1634, ARM, 1.96%, 12/1/2036 (i)	1,139	1,204

Pool # 1J1419, ARM, 2.04%, 12/1/2036 (i)	953	1,004

Pool # 1J1418, ARM, 2.07%, 12/1/2036 (i)	35	35

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 1G1386, ARM, 2.31%, 12/1/2036 (i)	377	394

Pool # 1J1399, ARM, 2.58%, 12/1/2036 (i)	16	16

Pool # 1N1511, ARM, 1.91%, 1/1/2037 (i)	91	91

Pool # 1G1478, ARM, 2.16%, 1/1/2037 (i)	165	168

Pool # 1J1516, ARM, 2.07%, 2/1/2037 (i)	75	79

Pool # 1J0282, ARM, 2.26%, 2/1/2037 (i)	24	24

Pool # 1N0353, ARM, 2.27%, 2/1/2037 (i)	232	238

Pool # 1G1554, ARM, 2.28%, 2/1/2037 (i)	133	135

Pool # 1J1543, ARM, 2.48%, 2/1/2037 (i)	23	23

Pool # 1Q0739, ARM, 2.09%, 3/1/2037 (i)	544	571

Pool # 1B7303, ARM, 2.81%, 3/1/2037 (i)	33	34

Pool # 1J0399, ARM, 2.28%, 4/1/2037 (i)	14	14

Pool # 1J1564, ARM, 2.35%, 4/1/2037 (i)	228	229

Pool # 1Q0697, ARM, 1.83%, 5/1/2037 (i)	444	462

Pool # 1A1193, ARM, 2.26%, 5/1/2037 (i)	390	393

Pool # 1N1477, ARM, 2.26%, 5/1/2037 (i)	111	117

Pool # 1N1463, ARM, 2.37%, 5/1/2037 (i)	22	23

Pool # 1J1621, ARM, 2.43%, 5/1/2037 (i)	321	344

Pool # 1Q0783, ARM, 2.43%, 5/1/2037 (i)	352	356

Pool # 1J0533, ARM, 2.12%, 7/1/2037 (i)	98	99

Pool # 1J2945, ARM, 2.37%, 11/1/2037 (i)	43	44

Pool # 1Q0722, ARM, 2.40%, 4/1/2038 (i)	265	281

Pool # 1Q0789, ARM, 2.22%, 5/1/2038 (i)	72	74

Pool # 848699, ARM, 2.16%, 7/1/2040 (i)	204	216

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FHLMC Gold Pools, 15 Year

Pool # G12825, 6.50%, 3/1/2022	—	(j)	—	(j)

Pool # G13603, 5.50%, 2/1/2024	7		8

FHLMC Gold Pools, 20 Year

Pool # C91158, 6.50%, 1/1/2028	159		171

Pool # C91417, 3.50%, 1/1/2032	2,696		2,888

Pool # C91403, 3.50%, 3/1/2032	1,060		1,136

FHLMC Gold Pools, 30 Year

Pool # G00245, 8.00%, 8/1/2024	2		2

Pool # C00376, 8.00%, 11/1/2024	1		2

Pool # C00414, 7.50%, 8/1/2025	5		5

Pool # C00452, 7.00%, 4/1/2026	5		6

Pool # G00981, 8.50%, 7/1/2028	12		14

Pool # G02210, 7.00%, 12/1/2028	191		214

Pool # C47315, 6.50%, 8/1/2029	594		680

Pool # G03029, 6.00%, 10/1/2029	63		71

Pool # A88871, 7.00%, 1/1/2031	189		212

Pool # C68485, 7.00%, 7/1/2032	24		27

Pool # G01448, 7.00%, 8/1/2032	33		39

Pool # C75791, 5.50%, 1/1/2033	288		330

Pool # A13625, 5.50%, 10/1/2033	216		252

Pool # A16107, 6.00%, 12/1/2033	90		102

Pool # G01864, 5.00%, 1/1/2034	155		177

Pool # A17537, 6.00%, 1/1/2034	174		206

Pool # A23139, 5.00%, 6/1/2034	428		480

Pool # A61572, 5.00%, 9/1/2034	537		612

Pool # A28796, 6.50%, 11/1/2034	48		56

Pool # G03369, 6.50%, 1/1/2035	571		642

Pool # A70350, 5.00%, 3/1/2035	151		167

Pool # A46987, 5.50%, 7/1/2035	495		572

Pool # G05713, 6.50%, 12/1/2035	362		415

Pool # G03777, 5.00%, 11/1/2036	361		409

Pool # C02660, 6.50%, 11/1/2036	108		127

Pool # G02427, 5.50%, 12/1/2036	199		231

Pool # A57681, 6.00%, 12/1/2036	39		47

Pool # G02682, 7.00%, 2/1/2037	50		58

Pool # G04949, 6.50%, 11/1/2037	277		331

Pool # G03666, 7.50%, 1/1/2038	395		464

Pool # G04952, 7.50%, 1/1/2038	233		279

Pool # G04077, 6.50%, 3/1/2038	341		409

Pool # G05671, 5.50%, 8/1/2038	395		460

Pool # G05190, 7.50%, 9/1/2038	165		191

Pool # C03466, 5.50%, 3/1/2040	152		176

Pool # A93383, 5.00%, 8/1/2040	1,512		1,721

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # A93511, 5.00%, 8/1/2040	5,809		6,657

Pool # G06493, 4.50%, 5/1/2041	9,772		10,957

Pool # V80351, 3.00%, 8/1/2043	17,770		19,300

Pool # Q52834, 4.00%, 12/1/2047	2,009		2,158

Pool # Q57995, 5.00%, 8/1/2048	8,396		9,255

Pool # Q61104, 4.00%, 1/1/2049	2,092		2,242

Pool # Q61107, 4.00%, 1/1/2049	2,673		2,907

FHLMC Gold Pools, Other

Pool # G80341, 10.00%, 3/17/2026	—	(j)	—	(j)

Pool # P20570, 7.00%, 7/1/2029	7		8

Pool # G20027, 10.00%, 10/1/2030	44		47

Pool # B90491, 7.50%, 1/1/2032	462		525

Pool # U80192, 3.50%, 2/1/2033	1,204		1,299

Pool # U80342, 3.50%, 5/1/2033	1,436		1,549

Pool # U80345, 3.50%, 5/1/2033	4,302		4,641

Pool # L10221, 6.00%, 1/1/2034	49		51

Pool # P50523, 6.50%, 12/1/2035	94		99

Pool # H05030, 6.00%, 11/1/2036	59		63

Pool # L10291, 6.50%, 11/1/2036	1,237		1,432

Pool # P51353, 6.50%, 11/1/2036	821		951

Pool # P50595, 6.50%, 12/1/2036	1,499		1,791

Pool # P51361, 6.50%, 12/1/2036	636		759

Pool # G20028, 7.50%, 12/1/2036	1,496		1,686

Pool # P50531, 6.50%, 1/1/2037	102		111

Pool # P51251, 6.50%, 1/1/2037	51		53

Pool # P50536, 6.50%, 2/1/2037	70		73

Pool # P50556, 6.50%, 6/1/2037	44		46

Pool # U90690, 3.50%, 6/1/2042	13,154		14,215

Pool # U90975, 4.00%, 6/1/2042	9,182		10,045

Pool # T65101, 4.00%, 10/1/2042	355		375

Pool # U90402, 3.50%, 11/1/2042	750		809

Pool # U90673, 4.00%, 1/1/2043	1,427		1,571

Pool # U91192, 4.00%, 4/1/2043	2,582		2,839

Pool # U91488, 3.50%, 5/1/2043	1,662		1,802

Pool # U99051, 3.50%, 6/1/2043	4,234		4,564

Pool # U99134, 4.00%, 1/1/2046	44,693		49,150

Pool # U69030, 4.50%, 1/1/2046	16,280		18,024

FHLMC UMBS, 20 Year

Pool # SC0104, 3.50%, 8/1/2035	11,970		12,815

FHLMC UMBS, 30 Year

Pool # ZT2212, 4.00%, 9/1/2048	7,481		8,011

Pool # QA0149, 4.00%, 6/1/2049	4,891		5,252

Pool # QA2578, 3.50%, 9/1/2049	2,079		2,196

Pool # RA2008, 4.00%, 1/1/2050	21,381		23,250

Pool # RA2282, 4.00%, 1/1/2050	11,689		12,850

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # QA7351, 3.00%, 2/1/2050	9,637	10,147

FNMA

Pool # 470623, ARM, 0.89%, 3/1/2022 (i)	7,282	7,277

Pool # 54844, ARM, 2.19%, 9/1/2027 (i)	19	20

Pool # 303532, ARM, 3.87%, 3/1/2029 (i)	12	12

Pool # 555732, ARM, 1.85%, 8/1/2033 (i)	151	159

Pool # 658481, ARM, 1.59%, 9/1/2033 (i)	231	233

Pool # 746299, ARM, 2.15%, 9/1/2033 (i)	63	66

Pool # 743546, ARM, 1.99%, 11/1/2033 (i)	241	242

Pool # 766610, ARM, 2.09%, 1/1/2034 (i)	46	46

Pool # 777132, ARM, 2.42%, 6/1/2034 (i)	203	216

Pool # 782306, ARM, 2.17%, 7/1/2034 (i)	3	3

Pool # 800422, ARM, 1.32%, 8/1/2034 (i)	172	173

Pool # 790235, ARM, 1.90%, 8/1/2034 (i)	83	84

Pool # 793062, ARM, 2.00%, 8/1/2034 (i)	37	37

Pool # 790964, ARM, 1.89%, 9/1/2034 (i)	6	7

Pool # 794792, ARM, 1.89%, 10/1/2034 (i)	55	58

Pool # 896463, ARM, 2.42%, 10/1/2034 (i)	188	201

Pool # 781563, ARM, 2.12%, 11/1/2034 (i)	33	33

Pool # 799912, ARM, 2.23%, 11/1/2034 (i)	28	28

Pool # 810896, ARM, 1.76%, 1/1/2035 (i)	865	896

Pool # 809319, ARM, 1.88%, 1/1/2035 (i)	59	60

Pool # 816594, ARM, 1.68%, 2/1/2035 (i)	26	27

Pool # 820602, ARM, 1.88%, 3/1/2035 (i)	124	125

Pool # 745862, ARM, 2.35%, 4/1/2035 (i)	184	186

Pool # 821378, ARM, 1.52%, 5/1/2035 (i)	74	74

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 823660, ARM, 1.97%, 5/1/2035 (i)	41	42

Pool # 888605, ARM, 2.15%, 7/1/2035 (i)	34	34

Pool # 832801, ARM, 1.92%, 9/1/2035 (i)	113	116

Pool # 851432, ARM, 2.53%, 10/1/2035 (i)	323	325

Pool # 849251, ARM, 1.98%, 1/1/2036 (i)	457	478

Pool # 745445, ARM, 2.35%, 1/1/2036 (i)	151	160

Pool # 920340, ARM, 2.75%, 2/1/2036 (i)	37	38

Pool # 920843, ARM, 2.72%, 3/1/2036 (i)	1,279	1,367

Pool # 868952, ARM, 1.95%, 5/1/2036 (i)	39	39

Pool # 884066, ARM, 2.11%, 6/1/2036 (i)	123	125

Pool # 872825, ARM, 2.11%, 6/1/2036 (i)	586	622

Pool # 892868, ARM, 2.02%, 7/1/2036 (i)	193	197

Pool # 886558, ARM, 2.02%, 8/1/2036 (i)	337	354

Pool # 745784, ARM, 2.13%, 8/1/2036 (i)	132	133

Pool # 884722, ARM, 2.15%, 8/1/2036 (i)	84	85

Pool # 898179, ARM, 1.46%, 9/1/2036 (i)	656	672

Pool # 920547, ARM, 1.85%, 9/1/2036 (i)	224	234

Pool # 886772, ARM, 1.92%, 9/1/2036 (i)	504	522

Pool # 893580, ARM, 2.07%, 9/1/2036 (i)	210	218

Pool # 894452, ARM, 2.32%, 9/1/2036 (i)	116	117

Pool # 894239, ARM, 2.16%, 10/1/2036 (i)	232	233

Pool # 900191, ARM, 2.49%, 10/1/2036 (i)	275	282

Pool # 900197, ARM, 2.58%, 10/1/2036 (i)	415	444

Pool # 902818, ARM, 2.32%, 11/1/2036 (i)	3	3

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 897470, ARM, 2.77%, 11/1/2036 (i)	71		71

Pool # 902955, ARM, 2.23%, 12/1/2036 (i)	372		377

Pool # 905189, ARM, 2.31%, 12/1/2036 (i)	94		95

Pool # 920954, ARM, 1.71%, 1/1/2037 (i)	256		266

Pool # 888184, ARM, 2.31%, 1/1/2037 (i)	108		110

Pool # 913984, ARM, 1.61%, 2/1/2037 (i)	329		342

Pool # 915645, ARM, 2.26%, 2/1/2037 (i)	321		339

Pool # 888307, ARM, 1.98%, 4/1/2037 (i)	94		96

Pool # 948208, ARM, 1.48%, 7/1/2037 (i)	317		327

Pool # 944096, ARM, 1.72%, 7/1/2037 (i)	65		66

Pool # 995919, ARM, 1.97%, 7/1/2037 (i)	575		607

Pool # 938346, ARM, 2.08%, 7/1/2037 (i)	229		230

Pool # 945032, ARM, 2.62%, 8/1/2037 (i)	419		429

Pool # 946362, ARM, 1.88%, 9/1/2037 (i)	82		83

Pool # 946260, ARM, 2.16%, 9/1/2037 (i)	37		37

Pool # 952835, ARM, 2.40%, 9/1/2037 (i)	119		128

Pool # AD0085, ARM, 1.67%, 11/1/2037 (i)	590		616

Pool # 995108, ARM, 2.10%, 11/1/2037 (i)	342		366

Pool # AD0179, ARM, 2.35%, 12/1/2037 (i)	548		578

Pool # 966946, ARM, 2.16%, 1/1/2038 (i)	145		145

FNMA UMBS, 15 Year

Pool # 890129, 6.00%, 12/1/2021	—	(j)	—	(j)

Pool # 888834, 6.50%, 4/1/2022	—	(j)	—	(j)

Pool # 889634, 6.00%, 2/1/2023	110		112

Pool # AD0364, 5.00%, 5/1/2023	10		10

Pool # 995381, 6.00%, 1/1/2024	157		162

Pool # 995425, 6.00%, 1/1/2024	59		60

Pool # 995456, 6.50%, 2/1/2024	94		97

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AE0081, 6.00%, 7/1/2024	49		51

Pool # AD0133, 5.00%, 8/1/2024	78		82

Pool # FM3386, 3.50%, 7/1/2034	2,364		2,521

FNMA UMBS, 20 Year

Pool # 254305, 6.50%, 5/1/2022	2		3

Pool # 555791, 6.50%, 12/1/2022	6		7

Pool # 889889, 6.50%, 7/1/2024	18		20

Pool # 888656, 6.50%, 4/1/2025	4		4

Pool # AE0096, 5.50%, 7/1/2025	118		131

Pool # 256311, 6.00%, 7/1/2026	133		149

Pool # 256352, 6.50%, 8/1/2026	245		275

Pool # 256803, 6.00%, 7/1/2027	183		206

Pool # 256962, 6.00%, 11/1/2027	88		99

Pool # 257007, 6.00%, 12/1/2027	266		299

Pool # 257048, 6.00%, 1/1/2028	475		533

Pool # 890222, 6.00%, 10/1/2028	339		380

Pool # AE0049, 6.00%, 9/1/2029	226		254

Pool # AO7761, 3.50%, 7/1/2032	730		782

Pool # MA1138, 3.50%, 8/1/2032	4,117		4,410

Pool # AL6238, 4.00%, 1/1/2035	10,716		11,782

FNMA UMBS, 30 Year

Pool # 189190, 7.50%, 11/1/2022	2		2

Pool # 50966, 7.00%, 1/1/2024	1		1

Pool # 250066, 8.00%, 5/1/2024	1		1

Pool # 250103, 8.50%, 7/1/2024	4		4

Pool # 303031, 7.50%, 10/1/2024	2		2

Pool # 308499, 8.50%, 5/1/2025	—	(j)	—	(j)

Pool # 399269, 7.00%, 4/1/2026	5		5

Pool # 689977, 8.00%, 3/1/2027	37		41

Pool # 695533, 8.00%, 6/1/2027	33		36

Pool # 313687, 7.00%, 9/1/2027	3		4

Pool # 756024, 8.00%, 9/1/2028	44		48

Pool # 755973, 8.00%, 11/1/2028	110		126

Pool # 455759, 6.00%, 12/1/2028	11		12

Pool # 252211, 6.00%, 1/1/2029	17		20

Pool # 459097, 7.00%, 1/1/2029	6		6

Pool # 889020, 6.50%, 11/1/2029	2,411		2,728

Pool # 598559, 6.50%, 8/1/2031	72		85

Pool # 679886, 6.50%, 2/1/2032	344		386

Pool # 649734, 7.00%, 6/1/2032	38		41

Pool # 682078, 5.50%, 11/1/2032	362		418

Pool # 675555, 6.00%, 12/1/2032	101		114

Pool # AL0045, 6.00%, 12/1/2032	789		933

Pool # 683351, 5.50%, 2/1/2033	9		11

Pool # 357363, 5.50%, 3/1/2033	432		499

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 674349, 6.00%, 3/1/2033	44	50

Pool # 688625, 6.00%, 3/1/2033	26	29

Pool # 688655, 6.00%, 3/1/2033	12	13

Pool # 695584, 6.00%, 3/1/2033	6	7

Pool # 254693, 5.50%, 4/1/2033	283	327

Pool # 702901, 6.00%, 5/1/2033	113	135

Pool # 720576, 5.00%, 6/1/2033	82	92

Pool # 995656, 7.00%, 6/1/2033	471	551

Pool # 723852, 5.00%, 7/1/2033	86	99

Pool # 729296, 5.00%, 7/1/2033	93	105

Pool # 720155, 5.50%, 7/1/2033	69	80

Pool # 729379, 6.00%, 8/1/2033	26	29

Pool # AA0917, 5.50%, 9/1/2033	1,132	1,307

Pool # 737825, 6.00%, 9/1/2033	63	73

Pool # 750977, 4.50%, 11/1/2033	65	72

Pool # 725027, 5.00%, 11/1/2033	229	261

Pool # 755109, 5.50%, 11/1/2033	18	21

Pool # 753174, 4.00%, 12/1/2033	268	289

Pool # 725017, 5.50%, 12/1/2033	497	578

Pool # 759424, 5.50%, 1/1/2034	53	62

Pool # 751341, 5.50%, 3/1/2034	52	59

Pool # 770405, 5.00%, 4/1/2034	638	727

Pool # 776708, 5.00%, 5/1/2034	198	226

Pool # AC1317, 4.50%, 9/1/2034	172	189

Pool # 888568, 5.00%, 12/1/2034	153	174

Pool # 810663, 5.00%, 1/1/2035	92	101

Pool # 995003, 7.50%, 1/1/2035	208	244

Pool # 995156, 7.50%, 3/1/2035	244	292

Pool # 735503, 6.00%, 4/1/2035	512	591

Pool # 827776, 5.00%, 7/1/2035	67	74

Pool # 820347, 5.00%, 9/1/2035	304	347

Pool # 745148, 5.00%, 1/1/2036	249	284

Pool # 888417, 6.50%, 1/1/2036	1,501	1,687

Pool # 745275, 5.00%, 2/1/2036	200	228

Pool # 833629, 7.00%, 3/1/2036	13	14

Pool # 745418, 5.50%, 4/1/2036	357	414

Pool # 888016, 5.50%, 5/1/2036	487	565

Pool # 888209, 5.50%, 5/1/2036	313	363

Pool # 870770, 6.50%, 7/1/2036	27	31

Pool # 976871, 6.50%, 8/1/2036	929	1,064

Pool # AA0922, 6.00%, 9/1/2036	1,811	2,126

Pool # 745948, 6.50%, 10/1/2036	210	248

Pool # AA1019, 6.00%, 11/1/2036	265	315

Pool # 888476, 7.50%, 5/1/2037	214	265

Pool # 928584, 6.50%, 8/1/2037	213	254

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 945870, 6.50%, 8/1/2037	221	252

Pool # 986648, 6.00%, 9/1/2037	437	519

Pool # 928670, 7.00%, 9/1/2037	218	234

Pool # 888890, 6.50%, 10/1/2037	371	442

Pool # 888707, 7.50%, 10/1/2037	919	1,116

Pool # 888892, 7.50%, 11/1/2037	293	346

Pool # AL0662, 5.50%, 1/1/2038	633	732

Pool # 995505, 8.00%, 1/1/2038	34	40

Pool # 929331, 6.00%, 4/1/2038	88	98

Pool # 909236, 7.00%, 9/1/2038	321	400

Pool # 890268, 6.50%, 10/1/2038	439	510

Pool # 995149, 6.50%, 10/1/2038	1,759	2,053

Pool # 934591, 7.00%, 10/1/2038	504	622

Pool # AB2869, 6.00%, 11/1/2038	359	417

Pool # 991908, 7.00%, 11/1/2038	407	484

Pool # 995504, 7.50%, 11/1/2038	203	250

Pool # 257510, 7.00%, 12/1/2038	1,003	1,210

Pool # AD0753, 7.00%, 1/1/2039	1,476	1,804

Pool # AD0780, 7.50%, 4/1/2039	950	1,185

Pool # AC2948, 5.00%, 9/1/2039	770	882

Pool # AC3740, 5.50%, 9/1/2039	259	290

Pool # AC7296, 5.50%, 12/1/2039	303	340

Pool # AD7790, 5.00%, 8/1/2040	3,090	3,539

Pool # AD9151, 5.00%, 8/1/2040	1,220	1,379

Pool # AL2059, 4.00%, 6/1/2042	8,753	9,849

Pool # AB9017, 3.00%, 4/1/2043	11,748	12,597

Pool # AT5891, 3.00%, 6/1/2043	15,095	16,389

Pool # AB9860, 3.00%, 7/1/2043	11,284	12,100

Pool # AL7527, 4.50%, 9/1/2043	6,226	6,969

Pool # AL7496, 3.50%, 5/1/2044	22,368	24,682

Pool # AX9319, 3.50%, 12/1/2044	9,266	9,975

Pool # AL7380, 3.50%, 2/1/2045	13,056	14,397

Pool # AS6479, 3.50%, 1/1/2046	29,943	33,077

Pool # BM1213, 4.00%, 4/1/2047	11,506	12,527

Pool # BH7650, 4.00%, 9/1/2047	8,101	8,826

Pool # BM3500, 4.00%, 9/1/2047	47,740	52,730

Pool # BE8344, 4.00%, 11/1/2047	3,058	3,286

Pool # BJ7248, 4.00%, 12/1/2047	5,523	6,095

Pool # BE8349, 4.00%, 1/1/2048	3,289	3,537

Pool # BJ5756, 4.00%, 1/1/2048	7,727	8,300

Pool # BJ7310, 4.00%, 1/1/2048	11,129	12,227

Pool # BJ8237, 4.00%, 1/1/2048	7,197	7,907

Pool # BJ8264, 4.00%, 1/1/2048	4,528	4,975

Pool # BM3375, 4.00%, 1/1/2048	9,106	10,018

Pool # BK1007, 4.00%, 2/1/2048	1,628	1,781

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BK1134, 4.00%, 2/1/2048	7,847	8,431

Pool # BM3665, 4.00%, 3/1/2048	48,287	53,283

Pool # BE8366, 4.50%, 7/1/2048	7,217	7,906

Pool # BK7982, 5.00%, 7/1/2048	8,011	8,902

Pool # BN0271, 4.50%, 9/1/2048	2,719	2,964

Pool # BN1315, 4.50%, 9/1/2048	4,411	4,781

Pool # BN4733, 5.50%, 3/1/2049	1,045	1,186

Pool # BK8745, 4.50%, 4/1/2049	4,440	4,807

Pool # FM1939, 4.50%, 5/1/2049	25,463	27,518

Pool # BK8753, 4.50%, 6/1/2049	8,379	9,161

Pool # CA3713, 5.00%, 6/1/2049	5,394	5,912

Pool # BO2305, 4.00%, 7/1/2049	10,547	11,325

Pool # BO5607, 3.50%, 9/1/2049	5,573	5,895

Pool # BO1405, 4.00%, 9/1/2049	9,776	10,487

Pool # BO4392, 3.50%, 1/1/2050	10,871	11,533

Pool # BP5299, 3.50%, 3/1/2050	8,256	9,039

Pool # CA5729, 3.00%, 5/1/2050	9,264	9,690

Pool # FM3671, 4.50%, 5/1/2050	9,335	10,444

FNMA, 30 Year

Pool # 535183, 8.00%, 6/1/2028	5	6

Pool # 252409, 6.50%, 3/1/2029	78	86

Pool # 653815, 7.00%, 2/1/2033	10	10

Pool # 752786, 6.00%, 9/1/2033	87	95

Pool # CA3029, 4.00%, 1/1/2049	6,003	6,398

Pool # CA5105, 3.50%, 2/1/2050	9,292	9,943

FNMA, Other

Pool # 468936, 3.92%, 9/1/2021	5,088	5,087

Pool # AL0905, 4.31%, 9/1/2021 (i)	1,296	1,296

Pool # 469873, 3.03%, 12/1/2021	7,221	7,219

Pool # 470269, 2.97%, 1/1/2022	5,800	5,799

Pool # 470181, 3.20%, 1/1/2022	6,613	6,612

Pool # 470622, 2.75%, 3/1/2022	1,330	1,341

Pool # 470826, 2.97%, 3/1/2022	5,381	5,392

Pool # 470539, 3.14%, 3/1/2022	2,275	2,280

Pool # 471151, 3.02%, 5/1/2022	5,158	5,192

Pool # 471881, 2.67%, 7/1/2022	5,426	5,478

Pool # 471828, 2.65%, 8/1/2022	8,968	9,068

Pool # AM0585, 2.38%, 11/1/2022	6,722	6,820

Pool # AM1437, 2.41%, 11/1/2022	1,211	1,229

Pool # AM0806, 2.45%, 11/1/2022	11,754	11,933

Pool # AM1385, 2.55%, 11/1/2022	9,750	9,905

Pool # AM1386, 2.55%, 11/1/2022	3,117	3,167

Pool # AM1476, 2.32%, 12/1/2022	2,912	2,958

Pool # AM1619, 2.34%, 12/1/2022	17,159	17,432

Pool # AM2111, 2.34%, 1/1/2023	10,649	10,835

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AM2072, 2.37%, 1/1/2023	8,471	8,619

Pool # AM2252, 2.44%, 1/1/2023	7,692	7,834

Pool # AM2333, 2.45%, 2/1/2023	11,210	11,439

Pool # AM2695, 2.49%, 3/1/2023	6,287	6,423

Pool # AM2747, 2.50%, 4/1/2023	12,555	12,867

Pool # AM3069, 2.64%, 4/1/2023	2,796	2,866

Pool # AL3594, 2.70%, 4/1/2023 (i)	3,235	3,320

Pool # AM3244, 2.52%, 5/1/2023	28,698	29,447

Pool # AM3577, 2.42%, 6/1/2023	6,982	7,162

Pool # AL3876, 2.74%, 6/1/2023 (i)	10,832	11,137

Pool # AM3589, 2.77%, 6/1/2023	7,637	7,872

Pool # AM3646, 2.64%, 7/1/2023	3,587	3,699

Pool # AM4011, 3.67%, 7/1/2023	42,150	44,053

Pool # AM3990, 3.74%, 7/1/2023	4,568	4,776

Pool # AM4170, 3.51%, 8/1/2023	9,000	9,404

Pool # AM4066, 3.59%, 8/1/2023	9,865	10,320

Pool # AM4716, 3.38%, 12/1/2023	2,864	3,009

Pool # AM4720, 3.45%, 1/1/2024	23,153	24,402

Pool # AM7024, 2.90%, 12/1/2024	8,200	8,765

Pool # AM7290, 2.97%, 12/1/2024	23,518	25,152

Pool # AM7124, 3.11%, 12/1/2024	24,584	26,402

Pool # AM7682, 2.84%, 1/1/2025	33,758	36,002

Pool # AM7654, 2.86%, 1/1/2025	6,306	6,726

Pool # AM7795, 2.92%, 1/1/2025	32,034	34,246

Pool # AM7698, 2.96%, 1/1/2025	9,350	10,024

Pool # AM7372, 3.05%, 1/1/2025	1,740	1,871

Pool # 470300, 3.64%, 1/1/2025	4,549	4,953

Pool # AM8251, 2.70%, 4/1/2025	9,362	9,950

Pool # AM8846, 2.68%, 5/1/2025	5,932	6,303

Pool # AM9149, 2.63%, 6/1/2025	6,068	6,445

Pool # AM9548, 3.17%, 8/1/2025	6,800	7,390

Pool # AN0029, 3.10%, 9/1/2025	9,554	10,363

Pool # AM4660, 3.77%, 12/1/2025	26,225	29,123

Pool # AN0767, 3.18%, 1/1/2026	8,137	8,870

Pool # AN1292, 2.84%, 4/1/2026	8,795	9,481

Pool # AN1590, 2.40%, 5/1/2026	9,119	9,669

Pool # AN1413, 2.49%, 5/1/2026	21,117	22,485

Pool # AN1497, 2.61%, 6/1/2026	11,034	11,835

Pool # AN1243, 2.64%, 6/1/2026	7,998	8,582

Pool # AN1247, 2.64%, 6/1/2026	9,848	10,567

Pool # 468645, 4.54%, 7/1/2026	2,164	2,437

Pool # AN2367, 2.46%, 8/1/2026	6,155	6,566

Pool # AM6381, 3.29%, 8/1/2026	32,435	35,636

Pool # 468574, 4.55%, 8/1/2026	6,864	7,648

Pool # 468573, 4.76%, 8/1/2026	8,229	9,369

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 468927, 4.77%, 8/1/2026	5,238	5,944

Pool # AM6448, 3.25%, 9/1/2026	9,488	10,459

Pool # AN3076, 2.46%, 10/1/2026	25,000	26,663

Pool # AM7062, 3.44%, 10/1/2026	7,959	8,818

Pool # AM7117, 3.14%, 12/1/2026	18,937	20,808

Pool # AM7262, 3.19%, 12/1/2026	16,221	17,910

Pool # AM7011, 3.22%, 12/1/2026	2,762	3,049

Pool # AM7390, 3.26%, 12/1/2026	7,344	8,090

Pool # FN0029, 4.63%, 12/1/2026 (i)	7,394	8,271

Pool # AM8008, 2.94%, 2/1/2027	11,807	12,837

Pool # AM7515, 3.34%, 2/1/2027	16,000	17,724

Pool # AM8280, 2.91%, 3/1/2027	5,745	6,262

Pool # AM8745, 2.81%, 5/1/2027	9,402	10,211

Pool # AM8784, 2.89%, 5/1/2027	7,879	8,589

Pool # AM8803, 2.78%, 6/1/2027	3,955	4,291

Pool # AM9087, 3.00%, 6/1/2027	16,456	18,067

Pool # AM9170, 3.00%, 6/1/2027	4,447	4,874

Pool # AM9345, 3.25%, 7/1/2027	7,455	8,286

Pool # AN6532, 2.92%, 9/1/2027	4,991	5,474

Pool # AN7048, 2.90%, 10/1/2027	6,506	7,118

Pool # AM1469, 2.96%, 11/1/2027	3,726	4,068

Pool # AN7669, 2.83%, 12/1/2027	20,027	21,865

Pool # AN8114, 3.00%, 1/1/2028	7,808	8,602

Pool # AN8048, 3.08%, 1/1/2028	43,775	48,322

Pool # AN7943, 3.10%, 1/1/2028	14,855	16,464

Pool # AN1600, 2.59%, 6/1/2028	7,299	7,893

Pool # AN9686, 3.52%, 6/1/2028	40,550	46,028

Pool # AN9486, 3.57%, 6/1/2028	26,476	30,205

Pool # AN2005, 2.73%, 7/1/2028	9,809	10,704

Pool # 387806, 3.55%, 8/1/2028	15,289	17,425

Pool # 109782, 3.55%, 9/1/2028	42,800	48,725

Pool # BL0919, 3.82%, 9/1/2028	19,020	21,930

Pool # BL1040, 3.81%, 12/1/2028	42,090	48,988

Pool # BL0907, 3.88%, 12/1/2028	11,997	13,971

Pool # BL1435, 3.53%, 1/1/2029	23,495	26,845

Pool # BL4317, 2.27%, 9/1/2029	4,733	5,024

Pool # AN6846, 2.93%, 10/1/2029	13,300	14,747

Pool # BL4333, 2.52%, 11/1/2029	42,150	45,489

Pool # AM8123, 2.92%, 2/1/2030	7,830	8,590

Pool # AM7785, 3.17%, 2/1/2030	6,009	6,717

Pool # AM7516, 3.55%, 2/1/2030	13,000	14,763

Pool # AM8692, 3.03%, 4/1/2030	25,000	27,747

Pool # AM8544, 3.08%, 4/1/2030	14,915	16,550

Pool # AM8889, 2.92%, 5/1/2030	11,320	12,577

Pool # AM8151, 2.94%, 5/1/2030	12,000	13,184

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AM8802, 3.10%, 5/1/2030	4,931	5,481

Pool # AN9154, 3.64%, 5/1/2030	4,126	4,768

Pool # AM9020, 2.97%, 6/1/2030	7,665	8,450

Pool # AM9154, 3.18%, 6/1/2030	8,883	9,938

Pool # AN9293, 3.71%, 9/1/2030	60,000	69,879

Pool # BL9494, 1.46%, 12/1/2030	10,000	9,978

Pool # BL0979, 4.05%, 12/1/2030	4,125	4,910

Pool # AH9683, 5.00%, 4/1/2031	616	679

Pool # AN1829, 2.90%, 6/1/2031	7,441	8,175

Pool # BL4310, 2.35%, 10/1/2031	11,325	12,040

Pool # AN2625, 2.50%, 10/1/2031	9,685	10,397

Pool # AN5065, 3.34%, 4/1/2032	26,680	30,570

Pool # AQ7084, 3.50%, 12/1/2032	1,800	1,941

Pool # 650236, 5.00%, 12/1/2032	5	5

Pool # AR7484, 3.50%, 2/1/2033	2,876	3,102

Pool # AT7117, 3.50%, 6/1/2033	1,238	1,335

Pool # AN9695, 3.67%, 7/1/2033	32,550	38,723

Pool # AN9950, 3.89%, 7/1/2033	9,398	9,837

Pool # 810997, 5.50%, 10/1/2034	108	112

Pool # AM7122, 3.61%, 11/1/2034	5,284	6,180

Pool # BL5976, 2.49%, 4/1/2035	22,962	24,602

Pool # AM8474, 3.45%, 4/1/2035	4,740	5,486

Pool # AM8475, 3.45%, 4/1/2035	1,923	2,225

Pool # BL6315, 2.20%, 5/1/2035	5,081	5,278

Pool # AM9188, 3.12%, 6/1/2035	23,000	26,138

Pool # AM9532, 3.63%, 10/1/2035	3,571	4,212

Pool # AN0375, 3.76%, 12/1/2035	3,565	4,257

Pool # 256051, 5.50%, 12/1/2035	136	153

Pool # 256128, 6.00%, 2/1/2036	25	27

Pool # 880219, 7.00%, 2/1/2036	64	66

Pool # 868763, 6.50%, 4/1/2036	8	8

Pool # 907742, 7.00%, 12/1/2036	62	71

Pool # 920934, 6.50%, 1/1/2037	384	451

Pool # 888408, 6.00%, 3/1/2037	343	376

Pool # 888373, 7.00%, 3/1/2037	44	49

Pool # 888412, 7.00%, 4/1/2037	65	74

Pool # 995783, 8.00%, 11/1/2037	78	86

Pool # 257209, 5.50%, 5/1/2038	103	117

Pool # MA0127, 5.50%, 6/1/2039	143	156

Pool # AL2606, 4.00%, 3/1/2042	362	381

Pool # AO7225, 4.00%, 7/1/2042	2,057	2,244

Pool # AO9352, 4.00%, 7/1/2042	2,409	2,628

Pool # AO9353, 4.00%, 7/1/2042	2,353	2,588

Pool # MA1125, 4.00%, 7/1/2042	2,081	2,271

Pool # MA1178, 4.00%, 9/1/2042	11,553	12,605

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # MA1213, 3.50%, 10/1/2042	4,789		5,174

Pool # MA1251, 3.50%, 11/1/2042	12,989		14,083

Pool # MA1253, 4.00%, 11/1/2042	9,353		10,204

Pool # AR1397, 3.00%, 1/1/2043	8,568		9,172

Pool # MA1328, 3.50%, 1/1/2043	1,703		1,847

Pool # AQ9999, 3.00%, 2/1/2043	4,821		5,149

Pool # MA1373, 3.50%, 3/1/2043	2,869		3,111

Pool # MA1404, 3.50%, 4/1/2043	8,630		9,357

Pool # AB9096, 4.00%, 4/1/2043	1,249		1,367

Pool # AB9196, 3.50%, 5/1/2043	2,779		2,992

Pool # AT4051, 3.50%, 5/1/2043	1,138		1,234

Pool # MA1437, 3.50%, 5/1/2043	9,986		10,827

Pool # AT5914, 3.50%, 6/1/2043	5,904		6,402

Pool # MA1463, 3.50%, 6/1/2043	11,894		12,896

Pool # AB9704, 4.00%, 6/1/2043	2,552		2,806

Pool # MA1711, 4.50%, 12/1/2043	14,076		15,751

Pool # AL6167, 3.50%, 1/1/2044	6,232		6,757

Pool # MA1759, 4.00%, 1/1/2044	4,693		5,133

Pool # MA1760, 4.50%, 1/1/2044	4,443		4,955

Pool # AV9286, 4.00%, 2/1/2044	3,355		3,691

Pool # MA1800, 4.00%, 2/1/2044	2,485		2,732

Pool # MA1828, 4.50%, 3/1/2044	10,827		12,117

Pool # MA2429, 4.00%, 10/1/2045	3,239		3,562

Pool # MA2565, 4.00%, 3/1/2046	4,296		4,711

Pool # BM5835, 3.00%, 9/1/2047	14,369		15,028

Pool # AD0523, 6.00%, 11/1/2048	249		271

Pool # BF0230, 5.50%, 1/1/2058	57,278		68,499

Pool # BF0341, 5.50%, 1/1/2059	24,207		28,763

Pool # BF0464, 3.50%, 3/1/2060	72,522		78,957

FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 10/25/2036 (k)	82,945		85,698

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 10/25/2051 (k)	1,086,455		1,126,265

GNMA I, 30 Year

Pool # 345288, 7.50%, 3/15/2023	—	(j)	–	(j)

Pool # 352108, 7.00%, 8/15/2023	1		1

Pool # 363030, 7.00%, 9/15/2023	25		26

Pool # 352022, 7.00%, 11/15/2023	1		1

Pool # 366706, 6.50%, 1/15/2024	13		15

Pool # 371281, 7.00%, 2/15/2024	5		5

Pool # 782507, 9.50%, 10/15/2024	1		1

Pool # 780029, 9.00%, 11/15/2024	—	(j)	–	(j)

Pool # 780965, 9.50%, 12/15/2025	—	(j)	–	(j)

Pool # 442119, 7.50%, 11/15/2026	2		3

Pool # 411829, 7.50%, 7/15/2027	6		6

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 554108, 6.50%, 3/15/2028	50		56

Pool # 481872, 7.50%, 7/15/2028	4		4

Pool # 468149, 8.00%, 8/15/2028	6		6

Pool # 468236, 6.50%, 9/15/2028	106		118

Pool # 486537, 7.50%, 9/15/2028	18		20

Pool # 486631, 6.50%, 10/15/2028	4		5

Pool # 466406, 6.00%, 11/15/2028	39		44

Pool # 781328, 7.00%, 9/15/2031	431		501

Pool # 569568, 6.50%, 1/15/2032	322		377

Pool # 591882, 6.50%, 7/15/2032	18		20

Pool # 607645, 6.50%, 2/15/2033	67		75

Pool # 607724, 7.00%, 2/15/2033	44		50

Pool # 783123, 5.50%, 4/15/2033	1,652		1,929

Pool # 604209, 6.50%, 4/15/2033	47		53

Pool # 614546, 5.50%, 6/15/2033	15		17

Pool # 781614, 7.00%, 6/15/2033	119		143

Pool # 781689, 5.50%, 12/15/2033	65		76

Pool # 632415, 5.50%, 7/15/2034	24		27

Pool # 574710, 5.50%, 9/15/2034	25		28

Pool # 782615, 7.00%, 6/15/2035	1,057		1,238

Pool # 782025, 6.50%, 12/15/2035	382		444

Pool # 617486, 7.00%, 4/15/2037	110		121

Pool # 782212, 7.50%, 10/15/2037	214		250

Pool # BI6868, 5.00%, 3/15/2049	3,154		3,611

Pool # BM1726, 5.00%, 3/15/2049	4,716		5,407

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	1		1

Pool # 1989, 8.50%, 4/20/2025	5		5

Pool # 2006, 8.50%, 5/20/2025	7		7

Pool # 2141, 8.00%, 12/20/2025	2		3

Pool # 2234, 8.00%, 6/20/2026	6		6

Pool # 2270, 8.00%, 8/20/2026	4		5

Pool # 2285, 8.00%, 9/20/2026	5		6

Pool # 2324, 8.00%, 11/20/2026	5		5

Pool # 2499, 8.00%, 10/20/2027	11		13

Pool # 2512, 8.00%, 11/20/2027	11		12

Pool # 2525, 8.00%, 12/20/2027	6		6

Pool # 2549, 7.50%, 2/20/2028	7		7

Pool # 2562, 6.00%, 3/20/2028	34		38

Pool # 2633, 8.00%, 8/20/2028	—	(j)	–	(j)

Pool # 2646, 7.50%, 9/20/2028	18		20

Pool # 2647, 8.00%, 9/20/2028	2		2

Pool # 2781, 6.50%, 7/20/2029	400		455

Pool # 4224, 7.00%, 8/20/2038	106		125

Pool # 4245, 6.00%, 9/20/2038	2,376		2,746

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 783389, 6.00%, 8/20/2039	1,073	1,224

Pool # 783444, 5.50%, 9/20/2039	620	709

Pool # 783967, 4.25%, 12/20/2044	5,427	5,888

Pool # AK8791, 3.75%, 7/20/2045	1,844	2,050

Pool # BD0481, 4.00%, 12/20/2047	1,977	2,144

Pool # BD0484, 4.50%, 12/20/2047	11,249	12,091

Pool # BE0207, 4.50%, 2/20/2048	5,762	6,306

Pool # BE0208, 4.50%, 2/20/2048	7,384	8,017

Pool # BE5169, 4.50%, 2/20/2048	7,780	8,400

Pool # BF2333, 5.50%, 3/20/2048	211	240

Pool # BA7567, 4.50%, 5/20/2048	2,867	3,065

Pool # BG6360, 5.00%, 5/20/2048	10,971	12,198

Pool # BF2574, 5.50%, 5/20/2048	135	152

Pool # BI0728, 5.00%, 7/20/2048	9,750	10,873

Pool # BD0551, 4.50%, 8/20/2048	4,219	4,575

Pool # BI5288, 5.00%, 8/20/2048	12,246	13,586

Pool # BI5289, 5.00%, 8/20/2048	19,317	21,391

Pool # AY2411, 4.25%, 9/20/2048	4,178	4,688

Pool # 784598, 5.00%, 9/20/2048	15,256	16,945

Pool # 784626, 4.50%, 10/20/2048	3,343	3,598

Pool # BK2586, 5.00%, 11/20/2048	2,400	2,619

Pool # BJ7082, 5.00%, 12/20/2048	770	844

Pool # BJ7085, 5.00%, 12/20/2048	2,201	2,423

Pool # BK7169, 5.00%, 12/20/2048	14,632	15,943

Pool # BK8878, 4.50%, 2/20/2049	3,309	3,569

Pool # BK7189, 5.00%, 2/20/2049	12,894	14,099

Pool # BJ9972, 5.50%, 2/20/2049	2,180	2,440

Pool # BK7198, 4.50%, 3/20/2049	5,752	6,171

Pool # BK7199, 5.00%, 3/20/2049	3,209	3,514

Pool # BL8042, 5.00%, 3/20/2049	10,078	11,133

Pool # BL9333, 5.00%, 3/20/2049	3,952	4,371

Pool # BG0079, 5.50%, 3/20/2049	2,639	2,954

Pool # BI6888, 5.50%, 3/20/2049	242	273

Pool # BL6756, 5.50%, 3/20/2049	792	887

Pool # BJ1322, 5.00%, 4/20/2049	6,663	7,432

Pool # BJ9622, 5.00%, 4/20/2049	3,367	3,671

Pool # BK7209, 5.00%, 4/20/2049	14,196	15,552

Pool # BL6758, 5.50%, 4/20/2049	3,592	4,020

Pool # BM9664, 4.50%, 5/20/2049	16,063	17,499

Pool # BM2188, 5.00%, 6/20/2049	189	203

Pool # BM9683, 5.00%, 6/20/2049	29,215	32,045

Pool # BO2880, 5.00%, 6/20/2049	671	725

Pool # BN3950, 5.50%, 6/20/2049	6,232	7,012

Pool # BN2629, 4.00%, 7/20/2049	17,238	18,809

Pool # BI0926, 5.00%, 7/20/2049	1,382	1,507

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BI0927, 5.00%, 7/20/2049	624	673

Pool # BM2186, 5.00%, 7/20/2049	1,005	1,086

Pool # BM2187, 5.00%, 7/20/2049	790	856

Pool # BO2871, 5.00%, 7/20/2049	551	595

Pool # BO2872, 5.00%, 7/20/2049	1,865	2,046

Pool # BO2878, 5.00%, 7/20/2049	1,045	1,145

Pool # BO2879, 5.00%, 7/20/2049	1,473	1,603

Pool # BO3162, 5.00%, 7/20/2049	69,228	77,988

Pool # BO3173, 5.00%, 7/20/2049	1,477	1,618

Pool # BO3174, 5.00%, 7/20/2049	939	1,012

Pool # BO3175, 5.00%, 7/20/2049	740	819

Pool # BO8226, 5.00%, 7/20/2049	1,016	1,116

Pool # BO8229, 5.00%, 7/20/2049	10,999	12,201

Pool # BO8235, 5.00%, 7/20/2049	1,155	1,255

Pool # BO8236, 5.00%, 7/20/2049	957	1,036

Pool # BP4243, 5.00%, 8/20/2049	16,621	18,322

Pool # BN2649, 3.50%, 9/20/2049	5,390	5,806

Pool # BM9713, 4.50%, 9/20/2049	4,780	5,136

Pool # BP4337, 4.50%, 9/20/2049	22,913	25,199

Pool # BQ3224, 4.50%, 9/20/2049	20,050	22,119

Pool # 784810, 5.00%, 9/20/2049	19,024	21,393

Pool # BM9734, 4.00%, 10/20/2049	7,641	8,218

Pool # 784847, 4.50%, 11/20/2049	32,106	35,041

Pool # BQ8694, 4.50%, 11/20/2049	1,204	1,321

Pool # BQ8696, 4.50%, 11/20/2049	1,253	1,389

Pool # BR2686, 4.50%, 11/20/2049	3,477	3,818

Pool # BR2687, 4.50%, 11/20/2049	6,389	7,077

Pool # BR2688, 4.50%, 11/20/2049	3,298	3,604

Pool # BR2689, 4.50%, 11/20/2049	5,114	5,609

Pool # BR2739, 4.50%, 11/20/2049	2,860	3,153

Pool # BR2756, 4.50%, 11/20/2049	2,753	3,050

Pool # BR2757, 4.50%, 11/20/2049	2,651	2,909

Pool # BR3820, 4.50%, 11/20/2049	748	816

Pool # BR3821, 4.50%, 11/20/2049	1,135	1,219

Pool # BS0953, 4.50%, 11/20/2049	2,369	2,611

Pool # BQ4131, 3.50%, 12/20/2049	16,840	17,973

Pool # BI0940, 4.50%, 12/20/2049	790	867

Pool # BQ3796, 4.50%, 12/20/2049	4,306	4,778

Pool # BR2730, 4.50%, 12/20/2049	1,206	1,325

Pool # BR2731, 4.50%, 12/20/2049	1,268	1,406

Pool # BR2732, 4.50%, 12/20/2049	1,982	2,186

Pool # BR2755, 4.50%, 12/20/2049	1,470	1,615

Pool # BR3822, 4.50%, 12/20/2049	903	985

Pool # BR3823, 4.50%, 12/20/2049	1,869	2,047

Pool # BR3824, 4.50%, 12/20/2049	2,620	2,879

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS0951, 4.50%, 12/20/2049	2,434	2,697

Pool # BS0952, 4.50%, 12/20/2049	1,704	1,888

Pool # BQ4132, 3.50%, 1/20/2050	7,248	7,807

Pool # BQ4133, 3.50%, 1/20/2050	7,020	7,628

Pool # BR1548, 3.50%, 1/20/2050	4,579	4,827

Pool # BS8380, 4.50%, 2/20/2050	7,267	8,064

Pool # BP8085, 3.00%, 3/20/2050	5,387	5,636

Pool # BR3892, 4.00%, 3/20/2050	16,075	17,893

Pool # BT8094, 4.00%, 4/20/2050	1,253	1,390

Pool # BT8095, 4.00%, 4/20/2050	6,635	7,268

Pool # BT8096, 4.00%, 4/20/2050	9,268	10,074

Pool # BT8097, 4.00%, 4/20/2050	10,326	11,281

Pool # BT8098, 4.00%, 4/20/2050	11,895	12,975

Pool # BT8099, 4.00%, 4/20/2050	11,800	12,808

Pool # BW7042, 3.50%, 9/20/2050	26,011	28,586

Pool # 785294, 3.50%, 1/20/2051	74,598	82,144

Pool # MA7534, 2.50%, 8/20/2051	364,860	378,779

GNMA II, Other

Pool # AD0858, 3.75%, 9/20/2038	614	654

Pool # 4285, 6.00%, 11/20/2038	12	14

Pool # AD0862, 3.75%, 1/20/2039	1,229	1,311

Pool # AC0973, 4.39%, 5/20/2063 (i)	12	12

Pool # 784879, 4.09%, 11/20/2069 (i)	20,627	22,537

Pool # 785137, 3.08%, 8/20/2070 (i)	21,979	23,409

Pool # 785183, 2.93%, 10/20/2070 (i)	45,054	47,700

Total Mortgage-Backed Securities (Cost $5,356,559)		5,546,167

Collateralized Mortgage Obligations — 10.3%

ACC 0.00%, 9/15/2022 ‡	36,423	36,423

Acre 6.25%, 12/22/2021 ‡	23,067	22,837

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	3,182	3,208

Series 2005-1CB, Class 1A6, IF, IO, 7.02%, 3/25/2035 ‡ (i)	965	148

Series 2005-22T1, Class A2, IF, IO, 4.99%, 6/25/2035 ‡ (i)	4,266	678

Series 2005-20CB, Class 3A8, IF, IO, 4.67%, 7/25/2035 ‡ (i)	3,265	448

Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,399	1,406

Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	53	34

Series 2005-37T1, Class A2, IF, IO, 4.97%, 9/25/2035 ‡ (i)	14,186	2,214

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-54CB, Class 1A2, IF, IO, 4.77%, 11/25/2035 ‡ (i)	4,593	704

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,162	1,089

Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	16	16

Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	543	547

American General Mortgage Loan Trust

Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (i)	8	9

Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026 (a)	96,000	97,130

ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (i)	43,642	43,689

ASG Resecuritization Trust

Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (i)	667	616

BAML PIMCO 3.34%, 4/15/2023 ‡	28,187	28,187

Banc of America Alternative Loan Trust

Series 2004-6, Class 15, PO, 7/25/2019 ‡	8	6

Banc of America Funding Trust

Series 2004-1, PO, 3/25/2034 ‡	138	111

Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	173	187

Series 2004-C, Class 1A1, 3.23%, 12/20/2034 (i)	279	290

Series 2005-6, Class 2A7, 5.50%, 10/25/2035	162	165

Series 2005-7, Class 30, PO, 11/25/2035 ‡	144	140

Series 2005-8, Class 30, PO, 1/25/2036 ‡	47	35

Series 2006-1, Class X, PO, 1/25/2036 ‡	42	30

Banc of America Mortgage Trust

Series 2003-C, Class 3A1, 2.37%, 4/25/2033 (i)	91	94

Baring

Series 2021-EBO1, Class PA, 3.34%, 4/15/2023 ‡	65,625	65,625

Bayview Financing Trust

Series 2020-3F, Class A, 3.10%, 11/10/2022 ‡ (a) (i)	43,619	43,619

Series 2021-2F, Class M1, 1.60%, 12/31/2049 ‡ (a) (i)	2,574	2,574

Series 2021-2F, Class M2, 2.52%, 12/31/2049 ‡ (a) (i)	36,300	36,300

Bear Stearns ARM Trust

Series 2003-2, Class A5, 2.56%, 1/25/2033 (a) (i)	629	651

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-7, Class 3A, 2.53%, 10/25/2033 (i)	22	22

Series 2004-2, Class 14A, 2.74%, 5/25/2034 (i)	299	296

Series 2006-1, Class A1, 2.37%, 2/25/2036 (i)	723	734

Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates

Series 2003-8, Class 1P, PO, 10/25/2033 ‡	37	34

Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates

Series 2004-1, Class P, PO, 2/25/2034 ‡	26	23

CFMT LLC

Series 2021-HB5, Class A, 0.80%, 2/25/2031 (a) (i)	29,961	29,966

Chase Mortgage Finance Trust

Series 2007-A2, Class 1A1, 2.28%, 6/25/2035 (i)	126	123

Series 2007-A2, Class 2A1, 2.52%, 6/25/2035 (i)	256	260

Series 2007-A1, Class 2A1, 2.40%, 2/25/2037 (i)	343	347

Series 2007-A1, Class 1A3, 2.45%, 2/25/2037 (i)	171	174

Series 2007-A1, Class 9A1, 2.71%, 2/25/2037 (i)	201	205

Series 2007-A1, Class 7A1, 2.79%, 2/25/2037 (i)	60	62

CHL Mortgage Pass-Through Trust

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	13	1

Series 2002-18, PO, 11/25/2032 ‡	46	42

Series 2004-3, Class A26, 5.50%, 4/25/2034	165	172

Series 2004-3, Class A4, 5.75%, 4/25/2034	112	117

Series 2004-HYB1, Class 2A, 2.59%, 5/20/2034 (i)	65	67

Series 2004-HYB3, Class 2A, 2.10%, 6/20/2034 (i)	397	406

Series 2004-7, Class 2A1, 2.46%, 6/25/2034 (i)	47	48

Series 2004-5, Class 1A4, 5.50%, 6/25/2034	712	733

Series 2004-HYB6, Class A3, 2.68%, 11/20/2034 (i)	243	251

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-14, Class A2, 5.50%, 7/25/2035	114	89

Series 2005-16, Class A23, 5.50%, 9/25/2035	55	48

Series 2005-22, Class 2A1, 2.58%, 11/25/2035 (i)	921	879

Citicorp Mortgage Securities Trust

Series 2006-1, Class 2A1, 5.00%, 2/25/2021	12	12

Series 2006-4, Class 1A2, 6.00%, 8/25/2036	271	276

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	1	1

Series 2003-HYB1, Class A, 2.59%, 9/25/2033 (i)	277	290

Citigroup Mortgage Loan Trust

Series 2009-10, Class 1A1, 2.63%, 9/25/2033 (a) (i)	811	819

Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (i)	2,894	3,024

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class 3, PO, 9/25/2033 ‡	32	29

Series 2003-UP3, Class A3, 7.00%, 9/25/2033	22	23

Series 2003-1, Class 2, PO, 10/25/2033 ‡	4	3

Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	13	13

Series 2003-1, Class 2A5, 5.25%, 10/25/2033	75	76

Series 2004-UST1, Class A6, 1.95%, 8/25/2034 (i)	49	48

Series 2005-1, Class 2A1A, 2.24%, 2/25/2035 (i)	155	149

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	625	642

Series 2005-5, Class 1A2, 2.80%, 8/25/2035 (i)	470	398

Conix Mortgage Asset Trust

Series 2013-1, Class A, 0.00%, 12/25/2047 ‡ (i) (l)	8,628	136

Credit Suisse First Boston Mortgage Securities Corp.

Series 2004-5, Class 3A1, 5.25%, 8/25/2019	82	75

Series 2003-1, Class DB1, 6.70%, 2/25/2033 (i)	505	512

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2003-AR15, Class 3A1, 2.30%, 6/25/2033 (i)	130		135

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	263		271

Series 2003-23, Class 1P, PO, 10/25/2033 ‡	275		234

CSFB Mortgage-Backed Pass-Through Certificates

Series 2003-27, Class 5A4, 5.25%, 11/25/2033	140		142

Series 2004-4, Class 2A4, 5.50%, 9/25/2034	219		229

Series 2004-8, Class 1A4, 5.50%, 12/25/2034	639		648

Series 2005-9, Class AP, PO, 10/25/2035‡	93		77

Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	1,224		142

Series 2005-10, Class AP, PO, 11/25/2035 ‡	54		39

CSMC Trust

Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (i)	28,974		29,094

CVS Pass-Through Trust

Series 2009, 8.35%, 7/10/2031 (a)	5,105		6,671

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust

Series 2005-1, Class 2A1, 4.39%, 2/25/2020 (i)	48		48

FHLMC - GNMA

Series 8, Class ZA, 7.00%, 3/25/2023	11		11

Series 24, Class ZE, 6.25%, 11/25/2023	15		16

Series 29, Class L, 7.50%, 4/25/2024	107		112

FHLMC, Reference REMIC

Series R006, Class ZA, 6.00%, 4/15/2036	1,810		2,140

Series R007, Class ZA, 6.00%, 5/15/2036	2,407		2,815

FHLMC, REMIC

Series 1144, Class KB, 8.50%, 9/15/2021	—	(j)	—	(j)

Series 3688, Class CU, 6.62%, 11/15/2021 (i)	1		1

Series 1206, Class IA, 7.00%, 3/15/2022	—	(j)	—	(j)

Series 1250, Class J, 7.00%, 5/15/2022	1		1

Series 1343, Class LB, 7.50%, 8/15/2022	1		1

Series 1343, Class LA, 8.00%, 8/15/2022	3		3

Series 1370, Class JA, 1.25%, 9/15/2022 (i)	2		2

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2512, Class PG, 5.50%, 10/15/2022	61		62

Series 1455, Class WB, IF, 4.63%, 12/15/2022 (i)	3		3

Series 2535, Class BK, 5.50%, 12/15/2022	16		16

Series 1470, Class F, 1.31%, 2/15/2023 (i)	—	(j)	—	(j)

Series 1466, Class PZ, 7.50%, 2/15/2023	29		30

Series 2586, Class HD, 5.50%, 3/15/2023	290		299

Series 1498, Class I, 1.25%, 4/15/2023 (i)	20		20

Series 2595, Class HC, 5.50%, 4/15/2023	323		333

Series 1502, Class PX, 7.00%, 4/15/2023	29		30

Series 1491, Class I, 7.50%, 4/15/2023	6		6

Series 1798, Class F, 5.00%, 5/15/2023	31		32

Series 1505, Class Q, 7.00%, 5/15/2023	4		4

Series 1518, Class G, IF, 8.85%, 5/15/2023 (i)	14		14

Series 2033, Class J, 5.60%, 6/15/2023	55		57

Series 1541, Class O, 0.77%, 7/15/2023 (i)	15		15

Series 2638, Class DS, IF, 8.50%, 7/15/2023 (i)	20		21

Series 1541, Class M, HB, IF, 26.27%, 7/15/2023 (i)	3		3

Series 1570, Class F, 1.78%, 8/15/2023 (i)	1		1

Series 1608, Class L, 6.50%, 9/15/2023	110		116

Series 1573, Class PZ, 7.00%, 9/15/2023	25		26

Series 2571, Class SK, HB, IF, 34.09%, 9/15/2023 (i)	12		14

Series 1591, Class PV, 6.25%, 10/15/2023	15		16

Series 1602, Class SA, HB, IF, 22.45%, 10/15/2023 (i)	12		14

Series 2709, Class PG, 5.00%, 11/15/2023	474		491

Series 2710, Class HB, 5.50%, 11/15/2023	93		95

Series 1642, Class PJ, 6.00%, 11/15/2023	43		45

Series 2720, Class PC, 5.00%, 12/15/2023	47		49

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1983, Class Z, 6.50%, 12/15/2023	29	31

Series 2283, Class K, 6.50%, 12/15/2023	31	33

Series 1658, Class GZ, 7.00%, 1/15/2024	17	18

Series 1700, Class GA, PO, 2/15/2024	1	1

Series 1865, Class D, PO, 2/15/2024	30	30

Series 1671, Class L, 7.00%, 2/15/2024	8	9

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	11	12

Series 1686, Class SH, IF, 19.03%, 2/15/2024 (i)	2	2

Series 1709, Class FA, 0.41%, 3/15/2024 (i)	1	1

Series 1699, Class FC, 0.70%, 3/15/2024 (i)	3	3

Series 1695, Class EB, 7.00%, 3/15/2024	14	15

Series 1706, Class K, 7.00%, 3/15/2024	78	82

Series 2033, Class SN, HB, IF, 30.16%, 3/15/2024 (i)	9	1

Series 1720, Class PL, 7.50%, 4/15/2024	45	48

Series 2306, Class K, PO, 5/15/2024	14	14

Series 2306, Class SE, IF, IO, 9.34%, 5/15/2024 (i)	33	3

Series 1737, Class L, 6.00%, 6/15/2024	50	53

Series 1745, Class D, 7.50%, 8/15/2024	24	26

Series 3614, Class QB, 4.00%, 12/15/2024	640	667

Series 2903, Class Z, 5.00%, 12/15/2024	156	167

Series 2967, Class S, HB, IF, 33.30%, 4/15/2025 (i)	52	64

Series 3684, Class CY, 4.50%, 6/15/2025	2,251	2,373

Series 3022, Class SX, IF, 16.64%, 8/15/2025 (i)	22	26

Series 3051, Class DP, HB, IF, 27.61%, 10/15/2025 (i)	72	96

Series 3793, Class AB, 3.50%, 1/15/2026	2,356	2,473

Series 1829, Class ZB, 6.50%, 3/15/2026	8	8

Series 1863, Class Z, 6.50%, 7/15/2026	56	59

Series 1890, Class H, 7.50%, 9/15/2026	12	13

Series 1899, Class ZE, 8.00%, 9/15/2026	36	41

Series 1927, Class ZA, 6.50%, 1/15/2027	54	60

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1927, Class PH, 7.50%, 1/15/2027	92	104

Series 1963, Class Z, 7.50%, 1/15/2027	35	40

Series 1935, Class FL, 0.80%, 2/15/2027 (i)	3	3

Series 1981, Class Z, 6.00%, 5/15/2027	72	78

Series 1970, Class PG, 7.25%, 7/15/2027	3	4

Series 1987, Class PE, 7.50%, 9/15/2027	33	38

Series 2019, Class Z, 6.50%, 12/15/2027	46	51

Series 2038, Class PN, IO, 7.00%, 3/15/2028	54	7

Series 2040, Class PE, 7.50%, 3/15/2028	164	189

Series 2054, Class PV, 7.50%, 5/15/2028	58	66

Series 2063, Class PG, 6.50%, 6/15/2028	82	93

Series 2064, Class TE, 7.00%, 6/15/2028	12	13

Series 2070, Class C, 6.00%, 7/15/2028	55	62

Series 2075, Class PM, 6.25%, 8/15/2028	192	215

Series 2075, Class PH, 6.50%, 8/15/2028	180	203

Series 2086, Class GB, 6.00%, 9/15/2028	27	31

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	71	7

Series 2095, Class PE, 6.00%, 11/15/2028	150	168

Series 2106, Class ZD, 6.00%, 12/15/2028	297	333

Series 2388, Class FB, 0.70%, 1/15/2029 (i)	70	71

Series 2110, Class PG, 6.00%, 1/15/2029	392	442

Series 2125, Class JZ, 6.00%, 2/15/2029	86	95

Series 2126, Class CB, 6.25%, 2/15/2029	421	466

Series 2132, Class SB, HB, IF, 30.14%, 3/15/2029 (i)	11	17

Series 2141, IO, 7.00%, 4/15/2029	6	1

Series 2169, Class TB, 7.00%, 6/15/2029	381	435

Series 2163, Class PC, IO, 7.50%, 6/15/2029	29	3

Series 2172, Class QC, 7.00%, 7/15/2029	217	252

Series 2176, Class OJ, 7.00%, 8/15/2029	99	115

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2196, Class TL, 7.50%, 11/15/2029	1	1

Series 2201, Class C, 8.00%, 11/15/2029	76	86

Series 2204, Class GB, 8.00%, 12/20/2029 (i)	5	1

Series 2208, Class PG, 7.00%, 1/15/2030	192	225

Series 2209, Class TC, 8.00%, 1/15/2030	51	61

Series 2210, Class Z, 8.00%, 1/15/2030	186	222

Series 2224, Class CB, 8.00%, 3/15/2030	45	54

Series 3654, Class DC, 5.00%, 4/15/2030	6,098	6,877

Series 2230, Class Z, 8.00%, 4/15/2030	60	71

Series 2234, Class PZ, 7.50%, 5/15/2030	44	52

Series 2247, Class Z, 7.50%, 8/15/2030	45	53

Series 2256, Class MC, 7.25%, 9/15/2030	111	132

Series 2259, Class ZM, 7.00%, 10/15/2030	138	162

Series 2262, Class Z, 7.50%, 10/15/2030	11	13

Series 2271, Class PC, 7.25%, 12/15/2030	147	174

Series 2296, Class PD, 7.00%, 3/15/2031	84	99

Series 2313, Class LA, 6.50%, 5/15/2031	28	32

Series 2325, Class PM, 7.00%, 6/15/2031	56	66

Series 2359, Class ZB, 8.50%, 6/15/2031	163	198

Series 2332, Class ZH, 7.00%, 7/15/2031	166	196

Series 2344, Class ZD, 6.50%, 8/15/2031	974	1,125

Series 2344, Class ZJ, 6.50%, 8/15/2031	107	126

Series 2345, Class NE, 6.50%, 8/15/2031	71	84

Series 2351, Class PZ, 6.50%, 8/15/2031	83	95

Series 2367, Class ME, 6.50%, 10/15/2031	92	105

Series 2399, Class OH, 6.50%, 1/15/2032	123	139

Series 2399, Class TH, 6.50%, 1/15/2032	147	172

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2418, Class FO, 1.00%, 2/15/2032 (i)	305	308

Series 2410, Class OE, 6.38%, 2/15/2032	70	75

Series 2410, Class NG, 6.50%, 2/15/2032	164	191

Series 2420, Class XK, 6.50%, 2/15/2032	206	241

Series 2475, Class S, IF, IO, 7.90%, 2/15/2032 (i)	388	76

Series 2410, Class QX, IF, IO, 8.55%, 2/15/2032 (i)	78	15

Series 2412, Class SP, IF, 15.91%, 2/15/2032 (i)	206	271

Series 2410, Class QS, IF, 19.25%, 2/15/2032 (i)	200	289

Series 2423, Class TB, 6.50%, 3/15/2032	273	310

Series 2430, Class WF, 6.50%, 3/15/2032	238	280

Series 2423, Class MC, 7.00%, 3/15/2032	147	173

Series 2423, Class MT, 7.00%, 3/15/2032	181	215

Series 2444, Class ES, IF, IO, 7.85%, 3/15/2032 (i)	163	29

Series 2450, Class SW, IF, IO, 7.90%, 3/15/2032 (i)	106	19

Series 2434, Class ZA, 6.50%, 4/15/2032	496	560

Series 2435, Class CJ, 6.50%, 4/15/2032	365	425

Series 2441, Class GF, 6.50%, 4/15/2032	57	67

Series 2434, Class TC, 7.00%, 4/15/2032	320	379

Series 2436, Class MC, 7.00%, 4/15/2032	89	101

Series 2455, Class GK, 6.50%, 5/15/2032	181	205

Series 2450, Class GZ, 7.00%, 5/15/2032	169	202

Series 2458, Class ZM, 6.50%, 6/15/2032	154	174

Series 2466, Class DH, 6.50%, 6/15/2032	67	79

Series 2466, Class PH, 6.50%, 6/15/2032	216	253

Series 2474, Class NR, 6.50%, 7/15/2032	195	225

Series 2484, Class LZ, 6.50%, 7/15/2032	268	319

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3393, Class JO, PO, 9/15/2032	658	613

Series 2500, Class MC, 6.00%, 9/15/2032	254	295

Series 2835, Class QO, PO, 12/15/2032	32	30

Series 2571, Class FY, 0.85%, 12/15/2032 (i)	250	255

Series 2543, Class YX, 6.00%, 12/15/2032	456	526

Series 2544, Class HC, 6.00%, 12/15/2032	208	248

Series 2571, Class SY, IF, 18.37%, 12/15/2032 (i)	147	205

Series 2552, Class ME, 6.00%, 1/15/2033	303	352

Series 2567, Class QD, 6.00%, 2/15/2033	279	326

Series 2575, Class ME, 6.00%, 2/15/2033	1,155	1,336

Series 2596, Class QG, 6.00%, 3/15/2033	184	207

Series 2586, Class WI, IO, 6.50%, 3/15/2033	123	23

Series 2631, Class SA, IF, 14.67%, 6/15/2033 (i)	434	559

Series 2653, Class PZ, 5.00%, 7/15/2033	2,473	2,745

Series 2642, Class SL, IF, 6.75%, 7/15/2033 (i)	4	4

Series 2692, Class SC, IF, 13.10%, 7/15/2033 (i)	146	193

Series 4238, Class WY, 3.00%, 8/15/2033	3,580	3,839

Series 2671, Class S, IF, 14.58%, 9/15/2033 (i)	120	161

Series 2733, Class SB, IF, 7.92%, 10/15/2033 (i)	3,208	3,701

Series 2780, Class SY, IF, 16.29%, 11/15/2033 (i)	61	82

Series 2722, Class PF, 0.70%, 12/15/2033 (i)	958	972

Series 3920, Class LP, 5.00%, 1/15/2034	1,505	1,700

Series 2744, Class PE, 5.50%, 2/15/2034	12	13

Series 2802, Class OH, 6.00%, 5/15/2034	676	755

Series 2990, Class SL, HB, IF, 24.14%, 6/15/2034 (i)	151	178

Series 3611, PO, 7/15/2034	640	603

Series 3305, Class MG, IF, 2.32%, 7/15/2034) (i)	255	269

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2990, Class GO, PO, 2/15/2035	205	189

Series 2929, Class MS, HB, IF, 27.74%, 2/15/2035 (i)	273	385

Series 3077, Class TO, PO, 4/15/2035	220	215

Series 2968, Class EH, 6.00%, 4/15/2035	7,336	8,321

Series 2981, Class FA, 0.50%, 5/15/2035 (i)	314	316

Series 2988, Class AF, 0.40%, 6/15/2035 (i)	483	484

Series 2990, Class WP, IF, 16.79%, 6/15/2035 (i)	8	11

Series 3014, Class OD, PO, 8/15/2035	50	45

Series 3085, Class WF, 0.90%, 8/15/2035 (i)	307	314

Series 3029, Class SO, PO, 9/15/2035	136	133

Series 3064, Class SG, IF, 19.68%, 11/15/2035 (i)	215	305

Series 3101, Class UZ, 6.00%, 1/15/2036	757	887

Series 3102, Class HS, HB, IF, 24.22%, 1/15/2036 (i)	37	53

Series 3117, Class AO, PO, 2/15/2036	396	387

Series 3117, Class EO, PO, 2/15/2036	166	155

Series 3117, Class OG, PO, 2/15/2036	127	119

Series 3117, Class OK, PO, 2/15/2036	146	136

Series 3122, Class OH, PO, 3/15/2036	244	228

Series 3122, Class OP, PO, 3/15/2036	229	224

Series 3134, PO, 3/15/2036	40	38

Series 3122, Class ZB, 6.00%, 3/15/2036	24	37

Series 3138, PO, 4/15/2036	193	179

Series 3147, PO, 4/15/2036	462	451

Series 3607, Class AO, PO, 4/15/2036	402	367

Series 3607, Class BO, PO, 4/15/2036	737	691

Series 3137, Class XP, 6.00%, 4/15/2036	463	546

Series 3219, Class DI, IO, 6.00%, 4/15/2036	376	79

Series 3819, Class ZQ, 6.00%, 4/15/2036	3,928	4,639

Series 3149, Class SO, PO, 5/15/2036	107	96

Series 3151, PO, 5/15/2036	236	221

Series 3153, Class EO, PO, 5/15/2036	315	287

Series 3233, Class OP, PO, 5/15/2036	55	51

Series 3171, Class MO, PO, 6/15/2036	503	489

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3164, Class MG, 6.00%, 6/15/2036	115	126

Series 3523, Class SD, IF, 19.40%, 6/15/2036 (i)	138	180

Series 3179, Class OA, PO, 7/15/2036	132	120

Series 3181, Class AZ, 6.50%, 7/15/2036	571	681

Series 3195, Class PD, 6.50%, 7/15/2036	422	480

Series 3194, Class SA, IF, IO, 7.00%, 7/15/2036 (i)	60	12

Series 3200, PO, 8/15/2036	206	193

Series 3200, Class AY, 5.50%, 8/15/2036	922	1,074

Series 3645, Class KZ, 5.50%, 8/15/2036	329	381

Series 3202, Class HI, IF, IO, 6.55%, 8/15/2036 (i)	3,186	668

Series 3213, Class OA, PO, 9/15/2036	126	115

Series 3218, Class AO, PO, 9/15/2036	101	86

Series 3225, Class EO, PO, 10/15/2036	249	233

Series 3232, Class ST, IF, IO, 6.60%, 10/15/2036 (i)	363	75

Series 3704, Class DT, 7.50%, 11/15/2036	2,978	3,634

Series 3256, PO, 12/15/2036	130	121

Series 3704, Class CT, 7.00%, 12/15/2036	7,452	9,000

Series 3704, Class ET, 7.50%, 12/15/2036	2,645	3,260

Series 3261, Class OA, PO, 1/15/2037	134	123

Series 3260, Class CS, IF, IO, 6.04%, 1/15/2037 (i)	209	42

Series 3274, Class JO, PO, 2/15/2037	32	31

Series 3510, Class OD, PO, 2/15/2037	376	363

Series 3275, Class FL, 0.54%, 2/15/2037 (i)	224	226

Series 3274, Class B, 6.00%, 2/15/2037	271	309

Series 3286, PO, 3/15/2037	28	24

Series 3290, Class SB, IF, IO, 6.35%, 3/15/2037 (i)	400	84

Series 3443, Class SY, IF, 9.00%, 3/15/2037 (i)	122	148

Series 3373, Class TO, PO, 4/15/2037	137	127

Series 3302, Class UT, 6.00%, 4/15/2037	361	426

Series 3316, PO, 5/15/2037	244	220

Series 3318, Class AO, PO, 5/15/2037	8	8

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3607, PO, 5/15/2037	1,348	1,230

Series 3315, Class HZ, 6.00%, 5/15/2037	343	396

Series 3326, Class JO, PO, 6/15/2037	23	21

Series 3331, PO, 6/15/2037	136	127

Series 3607, Class OP, PO, 7/15/2037	1,236	1,115

Series 4032, Class TO, PO, 7/15/2037	1,899	1,712

Series 4048, Class FJ, 0.50%, 7/15/2037 (i)	3,834	3,834

Series 3344, Class SL, IF, IO, 6.50%, 7/15/2037 (i)	289	50

Series 3365, PO, 9/15/2037	184	165

Series 3371, Class FA, 0.70%, 9/15/2037 (i)	95	97

Series 3387, Class SA, IF, IO, 6.32%, 11/15/2037 (i)	1,456	273

Series 3383, Class SA, IF, IO, 6.35%, 11/15/2037 (i)	1,042	210

Series 3404, Class SC, IF, IO, 5.90%, 1/15/2038 (i)	1,955	387

Series 3422, Class SE, IF, 17.21%, 2/15/2038 (i)	73	97

Series 3423, Class PB, 5.50%, 3/15/2038	1,605	1,857

Series 3424, Class PI, IF, IO, 6.70%, 4/15/2038 (i)	858	206

Series 3453, Class B, 5.50%, 5/15/2038	109	125

Series 3461, Class LZ, 6.00%, 6/15/2038	74	86

Series 3461, Class Z, 6.00%, 6/15/2038	2,182	2,519

Series 3455, Class SE, IF, IO, 6.10%, 6/15/2038 (i)	715	114

Series 3481, Class SJ, IF, IO, 5.75%, 8/15/2038 (i)	1,262	242

Series 3895, Class WA, 5.70%, 10/15/2038 (i)	582	674

Series 3501, Class CB, 5.50%, 1/15/2039	1,012	1,166

Series 3546, Class A, 1.74%, 2/15/2039 (i)	421	437

Series 3511, Class SA, IF, IO, 5.90%, 2/15/2039 (i)	564	87

Series 4095, Class FB, 0.50%, 4/15/2039 (i)	386	387

Series 3531, Class SM, IF, IO, 6.00%, 5/15/2039 (i)	101	17

Series 3531, Class SA, IF, IO, 6.20%, 5/15/2039 (i)	626	54

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3549, Class FA, 1.30%, 7/15/2039 (i)	144	147

Series 3680, Class MA, 4.50%, 7/15/2039	1,436	1,494

Series 4219, Class JA, 3.50%, 8/15/2039	394	396

Series 3607, Class TO, PO, 10/15/2039	662	606

Series 3795, Class EI, IO, 5.00%, 10/15/2039	829	42

Series 3608, Class SC, IF, IO, 6.15%, 12/15/2039 (i)	570	93

Series 3621, Class BO, PO, 1/15/2040	596	557

Series 3802, Class LS, IF, IO, 1.68%, 1/15/2040 (i)	3,469	160

Series 3632, Class BS, IF, 17.18%, 2/15/2040 (i)	1,912	2,647

Series 3966, Class BF, 0.60%, 10/15/2040 (i)	286	287

Series 3740, Class SB, IF, IO, 5.90%, 10/15/2040 (i)	1,620	246

Series 3740, Class SC, IF, IO, 5.90%, 10/15/2040 (i)	1,439	281

Series 3779, Class GZ, 4.50%, 12/15/2040	7,789	8,317

Series 3779, Class Z, 4.50%, 12/15/2040	19,805	21,839

Series 3860, Class PZ, 5.00%, 5/15/2041	12,296	14,210

Series 3852, Class QN, IF, 5.50%, 5/15/2041 (i)	1,199	1,305

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (i)	2,937	3,193

Series 4048, Class FB, 0.50%, 10/15/2041 (i)	2,878	2,892

Series 3957, Class B, 4.00%, 11/15/2041	1,989	2,193

Series 3966, Class NA, 4.00%, 12/15/2041	1,676	1,864

Series 4012, Class FN, 0.60%, 3/15/2042 (i)	4,592	4,637

Series 4077, Class FB, 0.60%, 7/15/2042 (i)	1,944	1,968

Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,946

Series 4257, Class DZ, 2.50%, 10/15/2043	5,955	6,187

Series 3688, Class GT, 7.44%, 11/15/2046 (i)	3,803	4,520

Series 4784, Class NZ, 4.00%, 5/15/2048	3,948	4,193

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4822, Class Z, 4.00%, 5/15/2048	17,291		18,444

Series 4809, Class KZ, 4.00%, 6/15/2048	19,049		20,232

Series 4818, Class DZ, 4.00%, 6/15/2048	12,991		13,797

Series 4807, Class EZ, 4.00%, 7/15/2048	8,795		9,452

Series 4809, Class ZM, 4.00%, 7/15/2048	34,044		36,843

Series 4822, Class ZB, 4.00%, 7/15/2048	9,018		9,578

Series 4837, Class ZB, 4.00%, 10/15/2048	9,269		10,189

FHLMC, STRIPS

Series 134, Class B, IO, 9.00%, 4/1/2022	—	(j)	—	(j)

Series 197, PO, 4/1/2028	305		295

Series 233, Class 11, IO, 5.00%, 9/15/2035	660		121

Series 233, Class 12, IO, 5.00%, 9/15/2035	562		83

Series 233, Class 13, IO, 5.00%, 9/15/2035	1,064		193

Series 239, Class S30, IF, IO, 7.60%, 8/15/2036 (i)	2,006		496

Series 264, Class F1, 0.65%, 7/15/2042 (i)	8,458		8,606

Series 262, Class 35, 3.50%, 7/15/2042	21,359		23,208

Series 270, Class F1, 0.60%, 8/15/2042 (i)	3,460		3,526

Series 299, Class 300, 3.00%, 1/15/2043	1,847		1,927

Series 310, PO, 9/15/2043	4,725		4,147

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.00%, 7/25/2032 (i)	396		445

Series T-48, Class 1A, 4.66%, 7/25/2033 (i)	1,177		1,302

Series T-76, Class 2A, 1.68%, 10/25/2037 (i)	7,678		7,813

Series T-42, Class A5, 7.50%, 2/25/2042	1,611		1,976

Series T-51, Class 2A, 7.50%, 8/25/2042 (i)	294		385

Series T-54, Class 2A, 6.50%, 2/25/2043	1,751		2,095

Series T-54, Class 3A, 7.00%, 2/25/2043	562		679

Series T-56, Class A5, 5.23%, 5/25/2043	3,816		4,377

Series T-57, Class 1AP, PO, 7/25/2043	143		125

Series T-57, Class 1A3, 7.50%, 7/25/2043	381		483

Series T-58, Class A, PO, 9/25/2043	156		132

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series T-58, Class 4A, 7.50%, 9/25/2043	2,089	2,461

Series T-59, Class 1AP, PO, 10/25/2043	183	128

Series T-59, Class 1A2, 7.00%, 10/25/2043	2,112	2,513

Series T-62, Class 1A1, 1.30%, 10/25/2044 (i)	2,561	2,626

First Horizon Alternative Mortgage Securities Trust

Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	574	412

Series 2007-FA4, Class 1A2, IF, IO, 5.57%, 8/25/2037 ‡ (i)	5,613	1,294

FMC GMSR Issuer Trust 3.69%, 2/25/2024	116,200	116,396

Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (i)	56,650	56,642

Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (i)	43,050	43,070

FNMA Trust, Whole Loan

Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	1,441	1,695

Series 2003-W8, Class 3F1, 0.48%, 5/25/2042 (i)	197	197

Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	373	431

Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	637	745

Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	2,321	2,577

Series 2003-W6, Class 3A, 6.50%, 9/25/2042	848	986

Series 2003-W8, Class 2A, 7.00%, 10/25/2042	902	1,045

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	276	324

Series 2004-W8, Class 3A, 7.50%, 6/25/2044	265	316

Series 2004-W15, Class 2AF, 0.34%, 8/25/2044 (i)	815	810

Series 2005-W3, Class 2AF, 0.31%, 3/25/2045 (i)	6,795	6,770

Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	380	436

Series 2006-W2, Class 2A, 2.63%, 11/25/2045 (i)	926	978

Series 2006-W2, Class 1AF1, 0.31%, 2/25/2046 (i)	3,000	3,000

FNMA, Grantor Trust, Whole Loan

Series 1999-T2, Class A1, 7.50%, 1/19/2039 (i)	419	453

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2001-T3, Class A1, 7.50%, 11/25/2040	684		765

Series 2002-T4, Class A1, 6.50%, 12/25/2041	8,140		9,398

Series 2002-T16, Class A2, 7.00%, 7/25/2042	801		965

Series 2004-T2, Class 2A, 3.45%, 7/25/2043 (i)	651		681

Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	1,335		1,555

Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	152		177

Series 2004-T3, Class PT1, 10.33%, 1/25/2044 (i)	160		194

Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	2,032		2,375

Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	854		1,015

FNMA, REMIC

Series 2001-48, Class Z, 6.50%, 9/25/2021	—	(j)	—	(j)

Series G-51, Class SA, HB, IF, 27.14%, 12/25/2021 (i)	—	(j)	—	(j)

Series 2002-5, Class PK, 6.00%, 2/25/2022	15		15

Series 2002-1, Class HC, 6.50%, 2/25/2022	1		1

Series 2007-15, Class NO, PO, 3/25/2022	2		2

Series 1992-101, Class J, 7.50%, 6/25/2022	—	(j)	—	(j)

Series G92-42, Class Z, 7.00%, 7/25/2022	—	(j)	—	(j)

Series G92-35, Class E, 7.50%, 7/25/2022	4		4

Series 1992-117, Class MA, 8.00%, 7/25/2022	13		13

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(j)	—	(j)

Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(j)	—	(j)

Series 1992-136, Class PK, 6.00%, 8/25/2022	2		2

Series 1996-59, Class J, 6.50%, 8/25/2022	3		3

Series G92-52, Class FD, 0.10%, 9/25/2022 (i)	—	(j)	—	(j)

Series 1992-143, Class MA, 5.50%, 9/25/2022	1		1

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2002-54, Class PG, 6.00%, 9/25/2022	74		75

Series G92-54, Class ZQ, 7.50%, 9/25/2022	1		1

Series 1992-163, Class M, 7.75%, 9/25/2022	3		3

Series 1992-150, Class M, 8.00%, 9/25/2022	13		14

Series G92-62, Class B, PO, 10/25/2022	1		1

Series G92-59, Class F, 0.98%, 10/25/2022 (i)	—	(j)	—	(j)

Series G92-61, Class Z, 7.00%, 10/25/2022	1		1

Series 1992-188, Class PZ, 7.50%, 10/25/2022	10		10

Series G93-1, Class KA, 7.90%, 1/25/2023	6		6

Series G93-5, Class Z, 6.50%, 2/25/2023	4		4

Series 1997-61, Class ZC, 7.00%, 2/25/2023	44		45

Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (i)	2		2

Series 2003-17, Class EQ, 5.50%, 3/25/2023	183		187

Series G93-14, Class J, 6.50%, 3/25/2023	3		3

Series 1993-37, Class PX, 7.00%, 3/25/2023	35		36

Series 1993-25, Class J, 7.50%, 3/25/2023	11		12

Series 1993-21, Class KA, 7.70%, 3/25/2023	5		5

Series 1998-4, Class C, PO, 4/25/2023	2		2

Series 2003-23, Class EQ, 5.50%, 4/25/2023	359		369

Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (i)	7		7

Series 1993-54, Class Z, 7.00%, 4/25/2023	11		11

Series 1993-62, Class SA, IF, 19.88%, 4/25/2023 (i)	5		6

Series 1998-43, Class SA, IF, IO, 19.94%, 4/25/2023 (i)	8		1

Series 2003-39, Class LW, 5.50%, 5/25/2023	92		94

Series 1993-56, Class PZ, 7.00%, 5/25/2023	142		148

Series 2008-47, Class SI, IF, IO, 6.42%, 6/25/2023 (i)	1		—	(j)

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2008-61, Class BH, 4.50%, 7/25/2023	107		110

Series 1993-136, Class ZB, 6.00%, 7/25/2023 (i)	67		70

Series 1993-122, Class M, 6.50%, 7/25/2023	3		3

Series 1993-99, Class Z, 7.00%, 7/25/2023	72		75

Series 2002-1, Class G, 7.00%, 7/25/2023	44		46

Series G93-27, Class FD, 0.96%, 8/25/2023 (i)	5		5

Series 2002-83, Class CS, 6.88%, 8/25/2023	67		70

Series 1993-141, Class Z, 7.00%, 8/25/2023	111		115

Series 1999-38, Class SK, IF, IO, 7.97%, 8/25/2023 (i)	2		—	(j)

Series 1996-14, Class SE, IF, IO, 9.49%, 8/25/2023 (i)	61		4

Series 1993-205, Class H, PO, 9/25/2023	5		5

Series G93-37, Class H, PO, 9/25/2023	1		1

Series 1993-178, Class PK, 6.50%, 9/25/2023	6		7

Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (i)	4		5

Series 1993-165, Class SD, IF, 14.26%, 9/25/2023 (i)	4		4

Series 1993-183, Class KA, 6.50%, 10/25/2023	93		98

Series 1993-189, Class PL, 6.50%, 10/25/2023	33		35

Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (i)	2		2

Series 1999-52, Class NS, HB, IF, 23.14%, 10/25/2023 (i)	6		7

Series 1993-179, Class SB, HB, IF, 28.52%, 10/25/2023 (i)	3		4

Series 1994-9, Class E, PO, 11/25/2023	—	(j)	—	(j)

Series 1995-19, Class Z, 6.50%, 11/25/2023	37		39

Series 1993-230, Class FA, 0.68%, 12/25/2023 (i)	3		3

Series 1993-247, Class FE, 1.08%, 12/25/2023 (i)	8		8

Series 1993-225, Class UB, 6.50%, 12/25/2023	10		11

Series 1993-247, Class SU, IF, 12.67%, 12/25/2023 (i)	4		4

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-1, Class UD, HB, IF, 24.20%, 12/25/2023 (i)	8	10

Series 1993-247, Class SA, HB, IF, 29.76%, 12/25/2023 (i)	10	11

Series 1994-37, Class L, 6.50%, 3/25/2024	32	34

Series 1994-40, Class Z, 6.50%, 3/25/2024	208	220

Series 1994-62, Class PK, 7.00%, 4/25/2024	320	338

Series 1994-63, Class PK, 7.00%, 4/25/2024	134	142

Series 2004-53, Class NC, 5.50%, 7/25/2024	27	28

Series 2004-65, Class EY, 5.50%, 8/25/2024	341	356

Series 2004-81, Class JG, 5.00%, 11/25/2024	565	590

Series 1995-2, Class Z, 8.50%, 1/25/2025	7	8

Series G95-1, Class C, 8.80%, 1/25/2025	17	19

Series 2005-67, Class EY, 5.50%, 8/25/2025	473	506

Series 2005-121, Class DX, 5.50%, 1/25/2026	269	285

Series 2006-94, Class GK, HB, IF, 32.83%, 10/25/2026 (i)	72	99

Series 1996-48, Class Z, 7.00%, 11/25/2026	84	90

Series 1997-20, IO, 1.84%, 3/25/2027 (i)	20	—	(j)

Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (i)	9	—	(j)

Series 1997-27, Class J, 7.50%, 4/18/2027	25	29

Series 1997-29, Class J, 7.50%, 4/20/2027	37	42

Series 1997-32, Class PG, 6.50%, 4/25/2027	82	91

Series 1997-39, Class PD, 7.50%, 5/20/2027	120	135

Series 1997-42, Class ZC, 6.50%, 7/18/2027	6	7

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	34	2

Series 1998-36, Class ZB, 6.00%, 7/18/2028	39	43

Series 2008-55, Class S, IF, IO, 7.52%, 7/25/2028 (i)	1,177	148

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1998-66, Class SB, IF, IO, 8.07%, 12/25/2028 (i)	5	—	(j)

Series 2009-11, Class NB, 5.00%, 3/25/2029	771	817

Series 1999-18, Class Z, 5.50%, 4/18/2029	44	48

Series 1999-17, Class C, 6.35%, 4/25/2029	25	28

Series 1999-62, Class PB, 7.50%, 12/18/2029	40	46

Series 2000-2, Class ZE, 7.50%, 2/25/2030	217	252

Series 2000-20, Class SA, IF, IO, 9.02%, 7/25/2030 (i)	57	6

Series 2000-52, IO, 8.50%, 1/25/2031	13	2

Series 2001-7, Class PF, 7.00%, 3/25/2031	29	35

Series 2011-31, Class DB, 3.50%, 4/25/2031	4,771	5,147

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	167	23

Series 2001-30, Class PM, 7.00%, 7/25/2031	91	105

Series 2001-36, Class DE, 7.00%, 8/25/2031	176	206

Series 2001-49, Class Z, 6.50%, 9/25/2031	43	50

Series 2001-44, Class MY, 7.00%, 9/25/2031	237	282

Series 2001-44, Class PD, 7.00%, 9/25/2031	49	57

Series 2001-44, Class PU, 7.00%, 9/25/2031	33	39

Series 2001-60, Class QS, HB, IF, 24.20%, 9/25/2031 (i)	129	173

Series 2001-52, Class KB, 6.50%, 10/25/2031	32	37

Series 2003-52, Class SX, HB, IF, 22.70%, 10/25/2031 (i)	75	107

Series 2001-60, Class PX, 6.00%, 11/25/2031	286	329

Series 2001-61, Class Z, 7.00%, 11/25/2031	343	409

Series 2004-74, Class SW, IF, 15.32%, 11/25/2031 (i)	94	121

Series 2001-72, Class SX, IF, 17.27%, 12/25/2031 (i)	9	12

Series 2001-81, Class LO, PO, 1/25/2032	10	10

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-1, Class SA, HB, IF, 24.91%, 2/25/2032 (i)	23	34

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (i)	276	10

Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (i)	4	4

Series 2002-21, Class LO, PO, 4/25/2032	9	9

Series 2002-15, Class ZA, 6.00%, 4/25/2032	772	876

Series 2002-21, Class PE, 6.50%, 4/25/2032	133	156

Series 2002-28, Class PK, 6.50%, 5/25/2032	263	306

Series 2002-37, Class Z, 6.50%, 6/25/2032	122	140

Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	492	68

Series 2002-48, Class GH, 6.50%, 8/25/2032	329	388

Series 2002-71, Class AP, 5.00%, 11/25/2032	63	68

Series 2011-39, Class ZA, 6.00%, 11/25/2032	2,194	2,533

Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (i)	105	122

Series 2004-61, Class SH, HB, IF, 23.65%, 11/25/2032 (i)	39	58

Series 2004-59, Class BG, PO, 12/25/2032	58	55

Series 2002-78, Class Z, 5.50%, 12/25/2032	722	833

Series 2002-77, Class S, IF, 14.33%, 12/25/2032 (i)	48	60

Series 2003-9, Class NZ, 6.50%, 2/25/2033	113	132

Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	104	5

Series 2003-22, Class UD, 4.00%, 4/25/2033	1,168	1,282

Series 2003-35, Class EA, PO, 5/25/2033	38	35

Series 2003-42, Class GB, 4.00%, 5/25/2033	79	87

Series 2003-34, Class AX, 6.00%, 5/25/2033	170	197

Series 2003-34, Class ED, 6.00%, 5/25/2033	930	1,081

Series 2003-34, Class GE, 6.00%, 5/25/2033	455	524

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-39, IO, 6.00%, 5/25/2033 (i)	54	9

Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	507	104

Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	895	91

Series 2003-47, Class PE, 5.75%, 6/25/2033	360	411

Series 2004-4, Class QI, IF, IO, 7.02%, 6/25/2033 (i)	117	3

Series 2004-4, Class QM, IF, 14.03%, 6/25/2033 (i)	87	91

Series 2003-64, Class SX, IF, 13.51%, 7/25/2033 (i)	135	170

Series 2003-132, Class OA, PO, 8/25/2033	18	17

Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	1,134	185

Series 2003-73, Class HC, 5.50%, 8/25/2033	577	665

Series 2003-71, Class DS, IF, 7.34%, 8/25/2033 (i)	589	656

Series 2003-74, Class SH, IF, 10.02%, 8/25/2033 (i)	81	94

Series 2005-56, Class TP, IF, 17.90%, 8/25/2033 (i)	120	147

Series 2003-91, Class SD, IF, 12.36%, 9/25/2033 (i)	93	112

Series 2013-100, Class WB, 3.00%, 10/25/2033	7,887	8,382

Series 2003-105, Class AZ, 5.50%, 10/25/2033	4,229	4,871

Series 2003-116, Class SB, IF, IO, 7.52%, 11/25/2033 (i)	650	126

Series 2006-44, Class P, PO, 12/25/2033	519	488

Series 2003-122, Class ZJ, 6.00%, 12/25/2033	3,534	4,153

Series 2004-87, Class F, 0.83%, 1/25/2034 (i)	747	762

Series 2003-130, Class SX, IF, 11.39%, 1/25/2034 (i)	15	18

Series 2003-131, Class SK, IF, 16.03%, 1/25/2034 (i)	40	43

Series 2004-46, Class EP, PO, 3/25/2034	474	468

Series 2004-28, Class PF, 0.48%, 3/25/2034 (i)	435	437

Series 2004-17, Class H, 5.50%, 4/25/2034	1,323	1,541

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-25, Class SA, IF, 19.29%, 4/25/2034 (i)	253	361

Series 2004-36, Class FA, 0.48%, 5/25/2034 (i)	1,335	1,342

Series 2004-46, Class SK, IF, 16.27%, 5/25/2034 (i)	69	91

Series 2004-36, Class SA, IF, 19.29%, 5/25/2034 (i)	571	837

Series 2004-46, Class QB, HB, IF, 23.66%, 5/25/2034 (i)	111	164

Series 2004-50, Class VZ, 5.50%, 7/25/2034	2,212	2,517

Series 2004-51, Class SY, IF, 14.07%, 7/25/2034 (i)	83	100

Series 2005-93, Class MF, 0.33%, 8/25/2034 (i)	140	140

Series 2005-25, Class PF, 0.43%, 4/25/2035 (i)	658	662

Series 2005-42, Class PS, IF, 16.79%, 5/25/2035 (i)	27	34

Series 2005-74, Class CS, IF, 19.79%, 5/25/2035 (i)	470	579

Series 2005-74, Class SK, IF, 19.90%, 5/25/2035 (i)	323	400

Series 2005-74, Class CP, HB, IF, 24.44%, 5/25/2035 (i)	108	135

Series 2005-59, Class SU, HB, IF, 25.08%, 6/25/2035 (i)	176	277

Series 2005-56, Class S, IF, IO, 6.63%, 7/25/2035 (i)	359	72

Series 2005-66, Class SG, IF, 17.16%, 7/25/2035 (i)	185	266

Series 2005-68, Class PG, 5.50%, 8/25/2035	526	599

Series 2005-73, Class ZB, 5.50%, 8/25/2035	3,671	4,234

Series 2005-73, Class PS, IF, 16.49%, 8/25/2035 (i)	205	271

Series 2005-72, Class SB, IF, 16.66%, 8/25/2035 (i)	165	221

Series 2005-90, PO, 9/25/2035	52	52

Series 2005-75, Class SV, HB, IF, 23.86%, 9/25/2035 (i)	46	66

Series 2010-39, Class OT, PO, 10/25/2035	136	131

Series 2005-84, Class XM, 5.75%, 10/25/2035	442	500

Series 2005-90, Class ES, IF, 16.66%, 10/25/2035 (i)	200	277

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-106, Class US, HB, IF, 24.26%, 11/25/2035 (i)	961	1,378

Series 2005-110, Class GL, 5.50%, 12/25/2035	2,830	3,227

Series 2006-46, Class UC, 5.50%, 12/25/2035	189	202

Series 2005-109, Class PC, 6.00%, 12/25/2035	74	82

Series 2006-39, Class WC, 5.50%, 1/25/2036	123	130

Series 2006-16, Class OA, PO, 3/25/2036	102	96

Series 2006-8, Class WQ, PO, 3/25/2036	1,095	991

Series 2006-12, Class BZ, 5.50%, 3/25/2036	1,241	1,421

Series 2006-16, Class HZ, 5.50%, 3/25/2036	342	392

Series 2006-8, Class JZ, 5.50%, 3/25/2036	1,435	1,676

Series 2006-8, Class WN, IF, IO, 6.62%, 3/25/2036 (i)	4,014	846

Series 2006-11, Class PS, HB, IF, 24.26%, 3/25/2036 (i)	102	166

Series 2006-22, Class AO, PO, 4/25/2036	364	341

Series 2006-23, Class KO, PO, 4/25/2036	118	114

Series 2006-27, Class OH, PO, 4/25/2036	230	216

Series 2006-23, Class FK, 0.33%, 4/25/2036 (i)	591	592

Series 2006-33, Class LS, HB, IF, 29.77%, 5/25/2036 (i)	109	173

Series 2006-43, PO, 6/25/2036	93	90

Series 2006-43, Class DO, PO, 6/25/2036	291	269

Series 2006-44, Class GO, PO, 6/25/2036	189	178

Series 2006-50, Class JO, PO, 6/25/2036	693	644

Series 2006-50, Class PS, PO, 6/25/2036	822	793

Series 2006-46, Class FW, 0.48%, 6/25/2036 (i)	213	214

Series 2006-53, Class US, IF, IO, 6.50%, 6/25/2036 (i)	794	154

Series 2006-46, Class SW, HB, IF, 23.89%, 6/25/2036 (i)	34	55

Series 2006-58, PO, 7/25/2036	113	106

Series 2006-58, Class AP, PO, 7/25/2036	55	51

Series 2006-65, Class QO, PO, 7/25/2036	218	205

Series 2006-56, Class FC, 0.37%, 7/25/2036(i)	1,850	1,857

Series 2006-58, Class FL, 0.54%, 7/25/2036(i)	182	184

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-71, Class ZL, 6.00%, 7/25/2036	2,404	2,813

Series 2006-58, Class IG, IF, IO, 6.44%, 7/25/2036 (i)	414	75

Series 2006-63, Class ZH, 6.50%, 7/25/2036	1,091	1,305

Series 2011-19, Class ZY, 6.50%, 7/25/2036	1,446	1,726

Series 2006-60, Class AK, HB, IF, 28.46%, 7/25/2036 (i)	116	170

Series 2006-62, Class PS, HB, IF, 39.39%, 7/25/2036 (i)	80	160

Series 2006-72, Class TO, PO, 8/25/2036	68	63

Series 2006-79, Class DO, PO, 8/25/2036	156	151

Series 2006-79, Class OP, PO, 8/25/2036	229	208

Series 2006-79, Class DF, 0.43%, 8/25/2036 (i)	659	662

Series 2007-7, Class SG, IF, IO, 6.42%, 8/25/2036 (i)	810	221

Series 2006-77, Class PC, 6.50%, 8/25/2036	628	724

Series 2006-78, Class BZ, 6.50%, 8/25/2036	121	144

Series 2006-86, Class OB, PO, 9/25/2036	213	198

Series 2006-90, Class AO, PO, 9/25/2036	172	162

Series 2008-42, Class AO, PO, 9/25/2036	87	80

Series 2006-85, Class MZ, 6.50%, 9/25/2036	62	73

Series 2009-19, Class PW, 4.50%, 10/25/2036	978	1,095

Series 2006-95, Class SG, HB, IF, 25.86%, 10/25/2036 (i)	130	211

Series 2006-109, PO, 11/25/2036	58	54

Series 2006-110, PO, 11/25/2036	320	299

Series 2006-111, Class EO, PO, 11/25/2036	169	155

Series 2006-115, Class OK, PO, 12/25/2036	202	185

Series 2006-119, PO, 12/25/2036	86	82

Series 2006-118, Class A1, 0.14%, 12/25/2036 (i)	345	343

Series 2006-118, Class A2, 0.14%, 12/25/2036 (i)	1,492	1,479

Series 2006-117, Class GS, IF, IO, 6.57%, 12/25/2036 (i)	722	112

Series 2006-115, Class ES, HB, IF, 26.22%, 12/25/2036 (i)	25	39

Series 2006-128, PO, 1/25/2037	200	186

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-70, Class CO, PO, 1/25/2037	538	497

Series 2006-128, Class BP, 5.50%, 1/25/2037	96	106

Series 2007-10, Class FD, 0.33%, 2/25/2037 (i)	391	392

Series 2007-1, Class SD, HB, IF, 38.49%, 2/25/2037 (i)	73	217

Series 2007-14, Class OP, PO, 3/25/2037	160	151

Series 2007-77, Class FG, 0.58%, 3/25/2037 (i)	358	364

Series 2007-16, Class FC, 0.83%, 3/25/2037 (i)	234	244

Series 2009-63, Class P, 5.00%, 3/25/2037	23	26

Series 2007-22, Class SC, IF, IO, 6.00%, 3/25/2037 (i)	25	1

Series 2007-18, Class MZ, 6.00%, 3/25/2037	356	403

Series 2007-14, Class ES, IF, IO, 6.36%, 3/25/2037 (i)	1,285	235

Series 2007-28, Class EO, PO, 4/25/2037	512	471

Series 2007-35, Class SI, IF, IO, 6.02%, 4/25/2037 (i)	431	48

Series 2007-29, Class SG, HB, IF, 22.39%, 4/25/2037 (i)	257	401

Series 2007-43, Class FL, 0.38%, 5/25/2037 (i)	254	255

Series 2007-42, Class B, 6.00%, 5/25/2037	767	900

Series 2007-98, Class FB, 0.53%, 6/25/2037 (i)	135	140

Series 2007-92, Class YS, IF, IO, 5.70%, 6/25/2037 (i)	243	43

Series 2007-53, Class SH, IF, IO, 6.02%, 6/25/2037 (i)	783	122

Series 2007-54, Class WI, IF, IO, 6.02%, 6/25/2037 (i)	284	57

Series 2007-92, Class YA, 6.50%, 6/25/2037	146	173

Series 2007-67, PO, 7/25/2037	352	327

Series 2007-97, Class FC, 0.58%, 7/25/2037 (i)	216	219

Series 2007-70, Class Z, 5.50%, 7/25/2037	783	899

Series 2007-72, Class EK, IF, IO, 6.32%, 7/25/2037 (i)	2,403	469

Series 2007-65, Class KI, IF, IO, 6.54%, 7/25/2037 (i)	806	145

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-60, Class AX, IF, IO, 7.07%, 7/25/2037 (i)	3,873	988

Series 2007-62, Class SE, IF, 16.29%, 7/25/2037 (i)	182	236

Series 2007-76, Class AZ, 5.50%, 8/25/2037	273	314

Series 2007-76, Class ZG, 6.00%, 8/25/2037	292	343

Series 2007-78, Class CB, 6.00%, 8/25/2037	77	90

Series 2007-78, Class PE, 6.00%, 8/25/2037	335	395

Series 2007-81, Class GE, 6.00%, 8/25/2037	419	486

Series 2007-79, Class SB, HB, IF, 23.71%, 8/25/2037 (i)	343	565

Series 2007-88, Class VI, IF, IO, 6.46%, 9/25/2037 (i)	1,218	266

Series 2007-85, Class SL, IF, 15.94%, 9/25/2037 (i)	72	97

Series 2009-86, Class OT, PO, 10/25/2037	3,249	2,976

Series 2007-100, Class SM, IF, IO, 6.37%, 10/25/2037 (i)	853	175

Series 2007-91, Class ES, IF, IO, 6.38%, 10/25/2037 (i)	1,243	267

Series 2007-108, Class SA, IF, IO, 6.28%, 12/25/2037 (i)	44	6

Series 2007-109, Class AI, IF, IO, 6.32%, 12/25/2037 (i)	1,114	164

Series 2007-112, Class SA, IF, IO, 6.37%, 12/25/2037 (i)	1,261	282

Series 2007-112, Class MJ, 6.50%, 12/25/2037	953	1,141

Series 2007-116, Class HI, IO, 1.41%, 1/25/2038 (i)	2,083	87

Series 2008-1, Class BI, IF, IO, 5.83%, 2/25/2038 (i)	1,022	200

Series 2008-4, Class SD, IF, IO, 5.92%, 2/25/2038 (i)	2,592	422

Series 2008-18, Class FA, 0.98%, 3/25/2038 (i)	251	257

Series 2008-16, Class IS, IF, IO, 6.12%, 3/25/2038 (i)	304	51

Series 2008-10, Class XI, IF, IO, 6.15%, 3/25/2038 (i)	389	73

Series 2008-20, Class SA, IF, IO, 6.91%, 3/25/2038 (i)	489	101

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2008-18, Class SP, IF, 13.83%, 3/25/2038 (i)	149	178

Series 2008-32, Class SA, IF, IO, 6.77%, 4/25/2038 (i)	233	37

Series 2008-27, Class SN, IF, IO, 6.82%, 4/25/2038 (i)	464	83

Series 2008-28, Class QS, HB, IF, 20.45%, 4/25/2038 (i)	173	244

Series 2008-44, PO, 5/25/2038	11	10

Series 2008-46, Class HI, IO, 1.65%, 6/25/2038 (i)	735	51

Series 2008-56, Class AC, 5.00%, 7/25/2038	233	264

Series 2008-60, Class JC, 5.00%, 7/25/2038	284	323

Series 2011-47, Class ZA, 5.50%, 7/25/2038	1,143	1,326

Series 2008-53, Class CI, IF, IO, 7.12%, 7/25/2038 (i)	289	54

Series 2008-80, Class SA, IF, IO, 5.77%, 9/25/2038 (i)	1,110	206

Series 2008-81, Class SB, IF, IO, 5.77%, 9/25/2038 (i)	833	140

Series 2009-4, Class BD, 4.50%, 2/25/2039	20	22

Series 2009-6, Class GS, IF, IO, 6.47%, 2/25/2039 (i)	743	168

Series 2009-17, Class QS, IF, IO, 6.57%, 3/25/2039 (i)	251	40

Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	476	71

Series 2009-47, Class MT, 7.00%, 7/25/2039	14	16

Series 2009-59, Class HB, 5.00%, 8/25/2039	1,807	2,049

Series 2009-60, Class HT, 6.00%, 8/25/2039	2,325	2,726

Series 2009-65, Class MT, 5.00%, 9/25/2039	515	561

Series 2009-69, Class WA, 5.99%, 9/25/2039 (i)	783	891

Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	1,113	194

Series 2009-84, Class WS, IF, IO, 5.82%, 10/25/2039 (i)	293	47

Series 2009-103, Class MB, 2.11%, 12/25/2039 (i)	1,016	1,062

Series 2009-99, Class SC, IF, IO, 6.10%, 12/25/2039 (i)	366	59

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-99, Class WA, 6.29%, 12/25/2039 (i)	1,890	2,161

Series 2009-113, Class AO, PO, 1/25/2040	282	247

Series 2009-112, Class ST, IF, IO, 6.17%, 1/25/2040 (i)	806	147

Series 2010-1, Class WA, 6.22%, 2/25/2040 (i)	354	402

Series 2010-16, Class WB, 6.18%, 3/25/2040 (i)	1,345	1,539

Series 2010-16, Class WA, 6.44%, 3/25/2040 (i)	1,342	1,521

Series 2010-49, Class SC, IF, 12.49%, 3/25/2040 (i)	1,409	1,805

Series 2010-40, Class FJ, 0.68%, 4/25/2040 (i)	251	253

Series 2010-35, Class SB, IF, IO, 6.34%, 4/25/2040 (i)	684	111

Series 2010-35, Class SJ, IF, 17.39%, 4/25/2040 (i)	781	1,042

Series 2010-43, Class FD, 0.68%, 5/25/2040 (i)	423	430

Series 2010-42, Class S, IF, IO, 6.32%, 5/25/2040 (i)	388	65

Series 2010-63, Class AP, PO, 6/25/2040	446	417

Series 2010-64, Class DM, 5.00%, 6/25/2040	3,005	3,382

Series 2010-58, Class MB, 5.50%, 6/25/2040	5,149	5,782

Series 2010-71, Class HJ, 5.50%, 7/25/2040	1,683	1,947

Series 2010-102, Class PN, 5.00%, 9/25/2040	1,794	2,037

Series 2010-111, Class AM, 5.50%, 10/25/2040	5,870	6,949

Series 2010-125, Class SA, IF, IO, 4.36%, 11/25/2040 (i)	2,269	286

Series 2011-101, Class FM, 0.63%, 1/25/2041 (i)	179	178

Series 2010-147, Class SA, IF, IO, 6.45%, 1/25/2041 (i)	4,040	889

Series 2011-30, Class LS, IO, 1.60%, 4/25/2041 (i)	3,271	218

Series 2011-149, Class EF, 0.58%, 7/25/2041 (i)	294	296

Series 2011-75, Class FA, 0.63%, 8/25/2041 (i)	687	693

Series 2011-149, Class MF, 0.58%, 11/25/2041 (i)	1,013	1,022

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2011-118, Class LB, 7.00%, 11/25/2041	5,438	6,625

Series 2011-118, Class MT, 7.00%, 11/25/2041	6,718	8,146

Series 2011-118, Class NT, 7.00%, 11/25/2041	5,726	6,901

Series 2012-99, Class FA, 0.53%, 9/25/2042 (i)	1,564	1,578

Series 2012-101, Class FC, 0.58%, 9/25/2042 (i)	858	842

Series 2012-97, Class FB, 0.58%, 9/25/2042 (i)	3,299	3,345

Series 2012-108, Class F, 0.58%, 10/25/2042 (i)	2,598	2,627

Series 2013-81, Class TA, 3.00%, 2/25/2043	4,899	5,042

Series 2013-4, Class AJ, 3.50%, 2/25/2043	2,007	2,121

Series 2013-92, PO, 9/25/2043	6,297	5,758

Series 2013-101, Class DO, PO, 10/25/2043	5,287	4,605

Series 2013-128, PO, 12/25/2043	10,037	8,973

Series 2013-135, PO, 1/25/2044	3,808	3,171

Series 2014-29, Class PS, IF, IO, 5.97%, 5/25/2044 (i)	3,626	620

Series 2018-63, Class DA, 3.50%, 9/25/2048	3,995	4,251

Series 2018-94, Class DZ, 4.00%, 1/25/2049	16,808	18,126

Series 2010-103, Class SB, IF, IO, 6.02%, 11/25/2049 (i)	592	71

Series 2011-2, Class WA, 5.85%, 2/25/2051 (i)	573	656

Series 2011-58, Class WA, 5.50%, 7/25/2051 (i)	171	201

FNMA, REMIC Trust

Series 2006-72, Class GO, PO, 8/25/2036	388	375

Series 2007-42, Class AO, PO, 5/25/2037	43	40

FNMA, REMIC Trust, Whole Loan

Series 2004-W10, Class A6, 5.75%, 8/25/2034	3,053	3,338

Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	184	201

Series 2007-W5, PO, 6/25/2037	124	115

Series 2007-W7, Class 1A4, HB, IF, 38.67%, 7/25/2037 (i)	116	203

Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	13,906	15,769

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-W4, Class 2A, 5.66%, 10/25/2042 (i)	96	110

Series 2003-W1, Class 1A1, 5.09%, 12/25/2042 (i)	693	760

Series 2003-W1, Class 2A, 5.59%, 12/25/2042 (i)	186	206

Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	546	652

Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	976	1,161

Series 2006-W3, Class 2A, 6.00%, 9/25/2046	735	829

Series 2007-W10, Class 2A, 6.30%, 8/25/2047 (i)	80	91

Series 2009-W1, Class A, 6.00%, 12/25/2049	2,965	3,422

FNMA, REMIC, Whole Loan

Series 2007-101, Class A2, 0.33%, 6/27/2036 (i)	2,390	2,356

Series 2007-54, Class FA, 0.48%, 6/25/2037 (i)	1,239	1,258

Series 2007-64, Class FB, 0.45%, 7/25/2037 (i)	376	380

Series 2007-106, Class A7, 6.25%, 10/25/2037 (i)	323	380

Series 2002-90, Class A1, 6.50%, 6/25/2042	398	465

FNMA, STRIPS

Series 218, Class 2, IO, 7.50%, 4/25/2023	2	—	(j)

Series 265, Class 2, 9.00%, 3/25/2024	1	1

Series 300, Class 1, PO, 9/25/2024	158	156

Series 329, Class 1, PO, 1/25/2033	49	47

Series 345, Class 6, IO, 5.00%, 12/25/2033 (i)	68	9

Series 365, Class 8, IO, 5.50%, 5/25/2036	250	50

Series 374, Class 5, IO, 5.50%, 8/25/2036	185	33

Series 393, Class 6, IO, 5.50%, 4/25/2037	72	10

Series 383, Class 33, IO, 6.00%, 1/25/2038	174	34

Series 412, Class F2, 0.58%, 8/25/2042 (i)	3,169	3,207

Series 411, Class F1, 0.63%, 8/25/2042 (i)	7,269	7,325

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

FNMA, Whole Loan Series 2007-W1, Class 1AF1, 0.35%, 11/25/2046 (i)	5,397	5,358

Freedom Frn 0.00%, 3/25/2022	68,100	68,100

GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.09%, 6/19/2035 (i)	393	382

GNMA

Series 1999-4, Class ZB, 6.00%, 2/20/2029	452	451

Series 2001-35, Class SA, IF, IO, 8.15%, 8/16/2031 (i)	87	—	(j)

Series 2002-52, Class GH, 6.50%, 7/20/2032	391	391

Series 2011-43, Class ZQ, 5.50%, 1/16/2033	2,142	2,276

Series 2003-58, Class BE, 6.50%, 1/20/2033	548	584

Series 2003-12, Class SP, IF, IO, 7.61%, 2/20/2033 (i)	129	14

Series 2003-24, PO, 3/16/2033	42	41

Series 2003-40, Class TJ, 6.50%, 3/20/2033	1,092	1,173

Series 2003-46, Class TC, 6.50%, 3/20/2033	321	346

Series 2003-25, Class PZ, 5.50%, 4/20/2033	1,166	1,231

Series 2003-46, Class MG, 6.50%, 5/20/2033	425	468

Series 2003-52, Class AP, PO, 6/16/2033	232	221

Series 2003-75, Class ZX, 6.00%, 9/16/2033	659	738

Series 2003-90, PO, 10/20/2033	34	34

Series 2010-41, Class WA, 5.83%, 10/20/2033 (i)	815	914

Series 2003-97, Class SA, IF, IO, 6.45%, 11/16/2033 (i)	427	40

Series 2003-112, Class SA, IF, IO, 6.45%, 12/16/2033 (i)	446	46

Series 2004-28, Class S, IF, 19.40%, 4/16/2034 (i)	231	325

Series 2005-7, Class JM, IF, 16.51%, 5/18/2034 (i)	11	14

Series 2004-46, PO, 6/20/2034	381	374

Series 2004-49, Class Z, 6.00%, 6/20/2034	1,515	1,702

Series 2004-73, Class AE, IF, 14.66%, 8/17/2034 (i)	13	13

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-103, Class WA, 5.70%, 8/20/2034 (i)	452	516

Series 2004-73, Class JL, IF, IO, 6.45%, 9/16/2034 (i)	1,586	305

Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (i)	163	177

Series 2004-71, Class SB, HB, IF, 29.03%, 9/20/2034 (i)	163	252

Series 2004-83, Class AP, IF, 14.05%, 10/16/2034 (i)	8	8

Series 2004-89, Class LS, HB, IF, 24.03%, 10/16/2034 (i)	129	201

Series 2004-90, Class SI, IF, IO, 6.01%, 10/20/2034 (i)	2,239	339

Series 2004-96, Class SC, IF, IO, 5.99%, 11/20/2034 (i)	1,266	4

Series 2005-3, Class SK, IF, IO, 6.66%, 1/20/2035 (i)	1,485	313

Series 2005-68, Class DP, IF, 16.20%, 6/17/2035 (i)	478	595

Series 2008-79, Class CS, IF, 6.71%, 6/20/2035 (i)	756	818

Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	150	24

Series 2005-66, Class SP, HB, IF, 20.52%, 8/16/2035 (i)	87	130

Series 2010-14, Class CO, PO, 8/20/2035	872	819

Series 2005-65, Class SA, HB, IF, 22.40%, 8/20/2035 (i)	27	43

Series 2005-72, Class AZ, 5.50%, 9/20/2035	829	936

Series 2005-68, Class KI, IF, IO, 6.21%, 9/20/2035 (i)	3,055	619

Series 2005-82, PO, 10/20/2035	199	181

Series 2010-14, Class BO, PO, 11/20/2035	295	277

Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	307	44

Series 2006-20, Class QA, 5.75%, 2/20/2036	81	83

Series 2006-16, Class OP, PO, 3/20/2036	248	232

Series 2006-22, Class AO, PO, 5/20/2036	347	339

Series 2006-38, Class SW, IF, IO, 6.41%, 6/20/2036 (i)	24	1

Series 2006-34, PO, 7/20/2036	48	46

Series 2006-33, Class Z, 6.50%, 7/20/2036	1,483	1,727

Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,981	2,205

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2006-57, Class PZ, 5.56%, 10/20/2036	878	951

Series 2006-59, Class SD, IF, IO, 6.61%, 10/20/2036 (i)	458	64

Series 2006-65, Class SA, IF, IO, 6.71%, 11/20/2036 (i)	794	95

Series 2011-22, Class WA, 5.88%, 2/20/2037 (i)	307	352

Series 2007-57, PO, 3/20/2037	607	590

Series 2007-9, Class CI, IF, IO, 6.11%, 3/20/2037 (i)	888	134

Series 2007-17, Class JO, PO, 4/16/2037	481	437

Series 2007-17, Class JI, IF, IO, 6.71%, 4/16/2037 (i)	1,240	270

Series 2010-129, Class AW, 5.94%, 4/20/2037 (i)	569	652

Series 2007-19, Class SD, IF, IO, 6.11%, 4/20/2037 (i)	464	46

Series 2007-25, Class FN, 0.40%, 5/16/2037 (i)	369	370

Series 2007-28, Class BO, PO, 5/20/2037	71	66

Series 2007-26, Class SC, IF, IO, 6.11%, 5/20/2037 (i)	821	131

Series 2007-27, Class SD, IF, IO, 6.11%, 5/20/2037 (i)	896	128

Series 2007-35, PO, 6/16/2037	1,231	1,175

Series 2007-36, Class HO, PO, 6/16/2037	121	114

Series 2007-36, Class SE, IF, IO, 6.37%, 6/16/2037 (i)	520	60

Series 2007-36, Class SJ, IF, IO, 6.16%, 6/20/2037 (i)	678	70

Series 2007-45, Class QA, IF, IO, 6.55%, 7/20/2037 (i)	1,039	150

Series 2007-40, Class SN, IF, IO, 6.59%, 7/20/2037 (i)	1,009	177

Series 2007-40, Class SD, IF, IO, 6.66%, 7/20/2037 (i)	707	111

Series 2007-50, Class AI, IF, IO, 6.69%, 8/20/2037 (i)	242	3

Series 2008-20, PO, 9/20/2037	39	39

Series 2007-53, Class ES, IF, IO, 6.46%, 9/20/2037 (i)	719	102

Series 2007-53, Class SW, IF, 19.94%, 9/20/2037 (i)	170	223

Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	522	21

Series 2008-7, Class SP, IF, 13.22%, 10/20/2037 (i)	124	142

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-79, Class OK, PO, 11/16/2037	1,289	1,221

Series 2007-74, Class SL, IF, IO, 6.44%, 11/16/2037 (i)	854	99

Series 2007-73, Class MI, IF, IO, 5.91%, 11/20/2037 (i)	826	97

Series 2007-76, Class SB, IF, IO, 6.41%, 11/20/2037 (i)	1,597	163

Series 2007-67, Class SI, IF, IO, 6.42%, 11/20/2037 (i)	891	154

Series 2007-72, Class US, IF, IO, 6.46%, 11/20/2037 (i)	721	90

Series 2008-7, Class SK, IF, 19.68%, 11/20/2037 (i)	87	110

Series 2007-79, Class SY, IF, IO, 6.46%, 12/20/2037 (i)	1,056	147

Series 2008-1, PO, 1/20/2038	49	46

Series 2015-137, Class WA, 5.52%, 1/20/2038 (i)	2,821	3,303

Series 2008-17, IO, 5.50%, 2/20/2038	168	8

Series 2009-106, Class ST, IF, IO, 5.91%, 2/20/2038 (i)	6,893	1,070

Series 2008-33, Class XS, IF, IO, 7.60%, 4/16/2038 (i)	461	78

Series 2008-36, Class SH, IF, IO, 6.21%, 4/20/2038 (i)	1,072	4

Series 2008-40, Class SA, IF, IO, 6.30%, 5/16/2038 (i)	3,717	659

Series 2008-50, Class KB, 6.00%, 6/20/2038	563	645

Series 2008-55, Class SA, IF, IO, 6.11%, 6/20/2038 (i)	259	39

Series 2008-69, Class QD, 5.75%, 7/20/2038	616	653

Series 2008-60, Class CS, IF, IO, 6.06%, 7/20/2038 (i)	896	108

Series 2012-59, Class WA, 5.58%, 8/20/2038 (i)	1,371	1,572

Series 2008-71, Class SC, IF, IO, 5.91%, 8/20/2038 (i)	318	42

Series 2008-76, Class US, IF, IO, 5.81%, 9/20/2038 (i)	1,128	176

Series 2008-81, Class S, IF, IO, 6.11%, 9/20/2038 (i)	2,339	211

Series 2009-25, Class SE, IF, IO, 7.51%, 9/20/2038 (i)	486	75

Series 2011-97, Class WA, 6.12%, 11/20/2038 (i)	908	1,058

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2008-93, Class AS, IF, IO, 5.61%, 12/20/2038 (i)	1,216	153

Series 2011-163, Class WA, 5.88%, 12/20/2038 (i)	3,289	3,818

Series 2008-96, Class SL, IF, IO, 5.91%, 12/20/2038 (i)	669	59

Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	99	3

Series 2008-95, Class DS, IF, IO, 7.21%, 12/20/2038 (i)	2,032	303

Series 2014-6, Class W, 5.40%, 1/20/2039 (i)	2,318	2,656

Series 2009-6, Class SA, IF, IO, 6.00%, 2/16/2039 (i)	507	46

Series 2009-11, Class SC, IF, IO, 6.05%, 2/16/2039 (i)	633	64

Series 2009-10, Class SA, IF, IO, 5.86%, 2/20/2039 (i)	899	128

Series 2009-6, Class SH, IF, IO, 5.95%, 2/20/2039 (i)	544	73

Series 2009-31, Class TS, IF, IO, 6.21%, 3/20/2039 (i)	714	53

Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	311	54

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	682	147

Series 2009-22, Class SA, IF, IO, 6.18%, 4/20/2039 (i)	1,591	245

Series 2009-35, Class ZB, 5.50%, 5/16/2039	12,698	14,303

Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	188	25

Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	263	45

Series 2009-43, Class SA, IF, IO, 5.86%, 6/20/2039 (i)	867	106

Series 2009-42, Class SC, IF, IO, 5.99%, 6/20/2039 (i)	1,203	176

Series 2009-64, Class SN, IF, IO, 6.00%, 7/16/2039 (i)	1,277	160

Series 2009-72, Class SM, IF, IO, 6.15%, 8/16/2039 (i)	1,347	199

Series 2009-104, Class AB, 7.00%, 8/16/2039	489	525

Series 2009-75, Class MN, 5.50%, 9/20/2039	2,753	3,256

Series 2009-81, Class SB, IF, IO, 6.00%, 9/20/2039 (i)	2,315	439

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-106, Class AS, IF, IO, 6.30%, 11/16/2039 (i)	1,845	335

Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	4,409

Series 2015-91, Class W, 5.25%, 5/20/2040 (i)	2,558	2,945

Series 2013-75, Class WA, 5.14%, 6/20/2040 (i)	741	847

Series 2011-137, Class WA, 5.58%, 7/20/2040 (i)	1,319	1,542

Series 2010-130, Class CP, 7.00%, 10/16/2040	2,413	2,877

Series 2010-157, Class OP, PO, 12/20/2040	2,721	2,587

Series 2011-75, Class SM, IF, IO, 6.51%, 5/20/2041 (i)	1,710	230

Series 2013-26, Class AK, 4.71%, 9/20/2041 (i)	1,894	2,150

Series 2014-188, Class W, 4.59%, 10/20/2041 (i)	1,866	2,076

Series 2012-141, Class WA, 4.53%, 11/16/2041 (i)	2,118	2,367

Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,630

Series 2012-141, Class WC, 3.67%, 1/20/2042 (i)	1,858	2,034

Series 2012-141, Class WB, 3.98%, 9/16/2042 (i)	1,106	1,234

Series 2014-41, Class W, 4.72%, 10/20/2042 (i)	1,957	2,205

Series 2013-54, Class WA, 4.88%, 11/20/2042 (i)	1,223	1,390

Series 2013-91, Class WA, 4.48%, 4/20/2043 (i)	1,456	1,610

Series 2019-78, Class SW, IF, IO, 6.01%, 6/20/2049 (i)	18,276	3,252

Series 2020-134, Class ST, IF, IO, 3.61%, 9/20/2050 (i)	57,492	6,221

Series 2012-H24, Class FA, 0.55%, 3/20/2060 (i)	161	162

Series 2012-H24, Class FG, 0.53%, 4/20/2060 (i)	75	75

Series 2013-H03, Class FA, 0.40%, 8/20/2060 (i)	7	7

Series 2011-H05, Class FB, 0.60%, 12/20/2060 (i)	1,382	1,389

Series 2011-H06, Class FA, 0.55%, 2/20/2061 (i)	1,708	1,713

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2012-H21, Class CF, 0.80%, 5/20/2061 (i)	114		115

Series 2011-H19, Class FA, 0.57%, 8/20/2061 (i)	1,811		1,816

Series 2012-H26, Class JA, 0.65%, 10/20/2061 (i)	20		20

Series 2012-H10, Class FA, 0.65%, 12/20/2061 (i)	15,775		15,843

Series 2012-H08, Class FB, 0.70%, 3/20/2062 (i)	4,432		4,454

Series 2013-H07, Class MA, 0.65%, 4/20/2062 (i)	9		9

Series 2012-H08, Class FS, 0.80%, 4/20/2062 (i)	4,868		4,920

Series 2012-H15, Class FA, 0.55%, 5/20/2062 (i)	—	(j)	—	(j)

Series 2012-H26, Class MA, 0.65%, 7/20/2062 (i)	41		41

Series 2012-H18, Class NA, 0.62%, 8/20/2062 (i)	1,027		1,032

Series 2012-H28, Class FA, 0.68%, 9/20/2062 (i)	126		127

Series 2012-H29, Class FA, 0.62%, 10/20/2062 (i)	11,467		11,507

Series 2012-H24, Class FE, 0.70%, 10/20/2062 (i)	84		85

Series 2013-H02, Class HF, 0.40%, 11/20/2062 (i)	38		38

Series 2013-H01, Class JA, 0.42%, 1/20/2063 (i)	5,682		5,682

Series 2013-H01, Class FA, 1.65%, 1/20/2063	418		419

Series 2013-H04, Class SA, 0.52%, 2/20/2063 (i)	1,428		1,433

Series 2013-H08, Class FC, 0.55%, 2/20/2063 (i)	3,056		3,064

Series 2013-H07, Class HA, 0.51%, 3/20/2063 (i)	4,771		4,781

Series 2013-H09, Class HA, 1.65%, 4/20/2063	298		300

Series 2013-H14, Class FG, 0.57%, 5/20/2063 (i)	1,288		1,292

Series 2013-H14, Class FC, 0.57%, 6/20/2063 (i)	1,329		1,333

Series 2014-H01, Class FD, 0.75%, 1/20/2064 (i)	13,380		13,466

Series 2014-H05, Class FA, 0.79%, 2/20/2064 (i)	9,622		9,739

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-H06, Class HB, 0.75%, 3/20/2064 (i)	2,323	2,339

Series 2014-H09, Class TA, 0.70%, 4/20/2064 (i)	9,553	9,604

Series 2014-H10, Class TA, 0.70%, 4/20/2064 (i)	14,224	14,378

Series 2014-H11, Class VA, 0.60%, 6/20/2064 (i)	16,366	16,467

Series 2014-H15, Class FA, 0.60%, 7/20/2064 (i)	15,929	16,025

Series 2014-H17, Class FC, 0.60%, 7/20/2064 (i)	10,895	10,943

Series 2014-H19, Class FE, 0.57%, 9/20/2064 (i)	15,589	15,659

Series 2014-H20, Class LF, 0.70%, 10/20/2064 (i)	7,129	7,186

Series 2015-H02, Class FB, 0.60%, 12/20/2064 (i)	5,709	5,732

Series 2015-H03, Class FA, 0.60%, 12/20/2064 (i)	5,504	5,524

Series 2015-H07, Class ES, 0.56%, 2/20/2065 (i)	8,492	8,518

Series 2015-H05, Class FC, 0.58%, 2/20/2065 (i)	26,544	26,638

Series 2015-H06, Class FA, 0.58%, 2/20/2065 (i)	12,819	12,875

Series 2015-H08, Class FC, 0.58%, 3/20/2065 (i)	36,331	36,507

Series 2015-H10, Class FC, 0.58%, 4/20/2065 (i)	31,840	32,006

Series 2015-H12, Class FA, 0.58%, 5/20/2065 (i)	18,811	18,902

Series 2015-H15, Class FD, 0.54%, 6/20/2065 (i)	8,729	8,764

Series 2015-H15, Class FJ, 0.54%, 6/20/2065 (i)	13,351	13,402

Series 2015-H18, Class FA, 0.55%, 6/20/2065 (i)	10,361	10,393

Series 2015-H16, Class FG, 0.54%, 7/20/2065 (i)	14,708	14,766

Series 2015-H16, Class FL, 0.54%, 7/20/2065 (i)	20,735	20,817

Series 2015-H20, Class FA, 0.57%, 8/20/2065 (i)	13,334	13,399

Series 2015-H26, Class FG, 0.62%, 10/20/2065 (i)	3,975	3,995

Series 2015-H32, Class FH, 0.76%, 12/20/2065 (i)	8,856	8,956

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2016-H07, Class FA, 0.85%, 3/20/2066 (i)	38,790	39,331

Series 2016-H07, Class FB, 0.85%, 3/20/2066 (i)	9,787	9,924

Series 2016-H11, Class FD, 0.68%, 5/20/2066 (i)	19,787	19,798

Series 2016-H26, Class FC, 1.10%, 12/20/2066 (i)	13,387	13,667

Series 2017-H08, Class XI, IO, 2.18%, 3/20/2067 (i)	61,955	5,855

Series 2017-H14, Class XI, IO, 1.68%, 6/20/2067 (i)	47,787	3,546

Series 2018-H09, Class FE, 0.34%, 6/20/2068 (i)	3,619	3,578

Series 2019-H20, Class ID, IO, 1.24%, 12/20/2069 (i)	26,569	2,375

Series 2020-H02, Class MI, IO, 1.21%, 1/20/2070 (i)	61,106	3,520

Series 2020-H05, IO, 1.06%, 3/20/2070 (i)	56,097	4,325

Series 2020-H09, IO, 0.88%, 5/20/2070 (i)	63,873	4,452

Series 2020-H09, Class IC, IO, 1.26%, 5/20/2070 (i)	67,325	5,386

Series 2020-H09, Class CI, IO, 1.28%, 5/20/2070 (i)	59,335	5,559

Series 2020-H11, IO, 0.99%, 6/20/2070 (i)	36,906	2,750

Series 2020-H12, Class IJ, IO, 1.19%, 7/20/2070 (i)	51,525	4,498

Series 2020-H12, Class HI, IO, 1.75%, 7/20/2070 (i)	43,540	4,693

Series 2020-H15, IO, 1.32%, 8/20/2070 (i)	67,498	6,129

Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051‡	26,733	26,504

GSMPS Mortgage Loan Trust

Series 2004-4, Class 1AF, 0.48%, 6/25/2034(a) (i)	383	345

Series 2005-RP2, Class 1AF, 0.43%, 3/25/2035(a) (i)	661	617

Series 2005-RP3, Class 1AF, 0.44%, 9/25/2035(a) (i)	4,370	3,727

Series 2005-RP3, Class 1AS, IO, 4.22%, 9/25/2035‡(a) (i)	3,222	382

GSR Mortgage Loan Trust

Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	60	62

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	317	330

Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	225	244

Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	346	360

Series 2005-5F, Class 8A3, 0.58%, 6/25/2035 (i)	112	109

Series 2005-AR6, Class 3A1, 2.75%, 9/25/2035 (i)	36	36

Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	531	553

Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	213	328

Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,918	1,348

Headlands Residential LLC

Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024(a)(g)	10,962	11,012

Series 2018-RPL1, Class A, 3.88%, 8/25/2024(a)(g)	18,838	18,955

Series 2017-RPL1, Class A, 3.88%, 11/25/2024(a)(g)	38,825	39,120

Homeward Opportunities Fund Trust Series 2020-BPL1, Class A1, 3.23%, 8/25/2025(a)(g)	29,871	30,460

Impac CMB Trust Series 2005-4, Class 2A1, 0.68%, 5/25/2035 (i)	723	725

Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	415	404

Impac Secured Assets Trust Series 2006-1, Class 2A1, 0.78%, 5/25/2036 (i)	583	583

JPMorgan Mortgage Trust

Series 2006-A2, Class 5A3, 2.43%, 11/25/2033 (i)	1,258	1,272

Series 2004-A3, Class 4A1, 2.30%, 7/25/2034 (i)	30	31

Series 2006-A2, Class 4A1, 2.23%, 8/25/2034 (i)	2,481	2,608

Series 2006-A3, Class 6A1, 2.58%, 8/25/2034 (i)	385	388

Series 2004-A4, Class 1A1, 2.24%, 9/25/2034 (i)	117	116

Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	36	38

Series 2005-A1, Class 3A4, 2.65%, 2/25/2035 (i)	371	368

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-A1, Class 5A1, 2.54%, 7/25/2035 (i)	296	303

Series 2007-A1, Class 5A2, 2.54%, 7/25/2035 (i)	119	121

Legacy Mortgage Asset Trust

Series 2020-GS1, Class A1, 2.88%, 10/25/2059(a)(g)	8,576	8,614

Series 2020-GS5, Class A1, 3.25%, 6/25/2060(a)	11,866	12,068

Series 2021-GS1, Class A1, 1.89%, 10/25/2066(a)(g)	24,315	24,356

Lehman Mortgage Trust

Series 2006-2, Class 1A1, 5.94%, 4/25/2036 (i)	374	314

Series 2007-6, Class 1A8, 6.00%, 7/25/2037	124	122

Series 2008-2, Class 1A6, 6.00%, 3/25/2038	2,130	1,094

LHOME Mortgage Trust

Series 2019-RTL2, Class A1, 3.84%, 3/25/2024(a)	17,012	17,064

Series 2020-RTL1, Class A1, 3.23%, 10/25/2024(a)	18,550	18,689

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 2.66%, 4/21/2034 (i)	617	618

Series 2004-3, Class 4A2, 2.23%, 4/25/2034 (i)	166	167

Series 2004-15, Class 3A1, 2.62%, 12/25/2034 (i)	76	75

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	6	6

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	2	3

Series 2003-9, Class 2A1, 6.00%, 12/25/2033	204	211

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	133	137

Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,285	1,305

Series 2004-3, Class 2A1, 6.25%, 4/25/2034	269	273

Series 2004-6, Class 30, PO, 7/25/2034‡	173	148

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	122	127

Series 2004-7, Class 30, PO, 8/25/2034‡	118	100

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2005-6, Class 3A1, 5.50%, 12/25/2035	118		113

MASTR Asset Securitization Trust

Series 2004-6, Class 15, PO, 7/25/2019‡	—	(j)	—	(j)

Series 2003-12, Class 30, PO, 12/25/2033‡	15		14

Series 2003-12, Class 6A1, 5.00%, 12/25/2033	69		69

Series 2004-4, Class 1A6, 5.25%, 12/26/2033	237		246

Series 2004-P7, Class A6, 5.50%, 12/27/2033(a)	94		94

Series 2004-1, Class 30, PO, 2/25/2034‡	11		9

MASTR Reperforming Loan Trust

Series 2005-2, Class 1A1F, 0.44%, 5/25/2035(a) (i)	6,373		3,391

Series 2006-2, Class 1A1, 4.21%, 5/25/2036(a) (i)	722		669

MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035‡(a)	125		105

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 0.70%, 10/25/2028 (i)	405		410

Series 2003-F, Class A1, 0.72%, 10/25/2028 (i)	732		735

Series 2004-A, Class A1, 0.54%, 4/25/2029 (i)	145		144

Series 2004-C, Class A2, 0.76%, 7/25/2029 (i)	285		284

Series 2003-A5, Class 2A6, 2.02%, 8/25/2033 (i)	153		154

Series 2004-A4, Class A2, 2.62%, 8/25/2034 (i)	369		375

Series 2004-1, Class 2A1, 2.08%, 12/25/2034 (i)	432		439

Series 2005-A2, Class A1, 2.82%, 2/25/2035 (i)	663		670

Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 1.25%, 6/25/2037 (i)	474		452

Morgan Stanley Mortgage Loan Trust

Series 2004-9, Class 4A, 3.23%, 10/25/2019 (i)	66		65

Series 2004-3, Class 4A, 5.65%, 4/25/2034 (i)	1,029		1,094

MRA Issuance Trust

Series 2021-EBO5, Class A1X, 1.85%, 2/16/2022(a) (i)	82,300		82,361

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2021-EBO5, Class A1Y, 1.85%, 2/16/2022(a) (i)	28,700		28,700

Series 2021-EBO7, Class A1X, 2.85%, 2/16/2022(a) (i)	82,300		82,321

Series 2021-EBO7, Class A1Y, 2.85%, 2/16/2022(a) (i)	28,700		28,707

Series 2021-EBO2, Class A, 2.83%, 12/31/2049(a) (i)	102,200		102,200

MRFC Mortgage Pass-Through Trust

Series 2000-TBC2, Class A1, 0.57%, 6/15/2030 (i)	962		967

Series 2000-TBC3, Class A1, 0.53%, 12/15/2030 (i)	233		229

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034(a) (i)	362		358

New Residential Mortgage Loan Trust Series 2020-RPL2, Class A1, 3.58%, 8/25/2025(a) (i)	17,687		18,007

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	69		71

Series 2003-A1, Class A1, 5.50%, 5/25/2033	20		20

Series 2003-A1, Class A2, 6.00%, 5/25/2033	76		77

P-stla 7.25%, 10/11/2026‡	40,900		40,900

Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	351		356

Progress Residential Trust 6.38%, 10/20/2025‡	45,000		44,550

PRPM LLC

Series 2020-2, Class A1, 3.67%, 8/25/2025(a)(g)	19,352		19,486

Series 2020-5, Class A1, 3.10%, 11/25/2025(a)(g)	36,293		36,549

Series 2021-1, Class A1, 2.12%, 1/25/2026(a) (i)	55,808		55,961

RALI Trust

Series 2002-QS16, Class A3, IF, 16.45%, 10/25/2017 (i)	1		1

Series 2003-QS9, Class A3, IF, IO, 7.46%, 5/25/2018‡ (i)	6		—	(j)

Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018‡	—	(j)	—

Series 2003-QS12, Class A2A, IF, IO, 7.52%, 6/25/2018‡ (i)	—	(j)	—	(j)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	8	7

Series 2005-QA6, Class A32, 3.50%, 5/25/2035 (i)	742	502

Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	98	96

RBSSP Resecuritization Trust

Series 2009-12, Class 1A1, 5.16%, 11/25/2033(a) (i)	89	88

Series 2009-1, Class 1A1, 6.50%, 2/26/2036(a) (i)	168	169

RCO V Mortgage LLC Series 2020-1, Class A1, 3.10%, 9/25/2025(a)(g)	9,793	9,868

Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035‡(a)	48	33

Repo Buyer 8.32%, 5/14/2022‡	20,502	20,502

Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	12

RFMSI Trust Series 2005-SA4, Class 1A1, 2.53%, 9/25/2035 (i)	142	127

RMIP 5.60%, 8/25/2021‡	20,838	20,481

SART 4.75%, 7/15/2024	22,274	22,319

3.25%, 10/15/2024‡	4,628	4,568

4.76%, 6/15/2025	26,945	26,958

SART CRR

Series 4, 2.51%, 10/15/2024‡	10,652	10,511

2.75%, 4/15/2026‡	7,348	7,257

4.25%, 7/15/2027‡	10,825	10,682

Seasoned Credit Risk Transfer Trust

Series 2017-4, Class M60C, 3.50%, 6/25/2057	13,103	14,027

Series 2018-4, Class MA, 3.50%, 3/25/2058‡	18,003	18,955

Series 2018-4, Class MZ, 3.50%, 3/25/2058‡	13,249	15,693

Series 2019-1, Class MT, 3.50%, 7/25/2058‡	50,376	55,403

Series 2019-1, Class M55D, 4.00%, 7/25/2058	31,286	34,485

Series 2019-3, Class MB, 3.50%, 10/25/2058‡	26,490	30,718

Series 2020-1, Class M55G, 3.00%, 8/25/2059	46,568	49,478

Series 2020-3, Class MT, 2.00%, 5/25/2060‡	63,559	64,765

Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	12,344	12,870

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Sequoia Mortgage Trust

Series 2004-8, Class A1, 0.79%, 9/20/2034 (i)	508	504

Series 2004-8, Class A2, 0.90%, 9/20/2034 (i)	685	701

Series 2004-10, Class A1A, 0.71%, 11/20/2034 (i)	262	259

Series 2004-11, Class A1, 0.69%, 12/20/2034 (i)	680	698

Series 2004-12, Class A3, 0.48%, 1/20/2035 (i)	654	636

Structured Asset Mortgage Investments II Trust

Series 2004-AR5, Class 1A1, 0.75%, 10/19/2034 (i)	749	738

Series 2005-AR5, Class A3, 0.59%, 7/19/2035 (i)	2,489	2,528

Structured Asset Securities Corp.

Series 2003-37A, Class 2A, 2.21%, 12/25/2033 (i)	869	873

Series 2004-4XS, Class 1A5, 5.15%, 2/25/2034(g)	1,219	1,242

Series 2005-RF3, Class 1A, 0.43%, 6/25/2035(a) (i)	498	445

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 2.83%, 11/25/2033 (i)	122	125

Thornburg Mortgage Securities Trust

Series 2003-4, Class A1, 0.72%, 9/25/2043 (i)	1,528	1,558

Series 2004-4, Class 3A, 1.92%, 12/25/2044 (i)	936	937

Towd Point Mortgage Trust

Series 2021-R1, Class A1, 2.92%, 11/30/2060(a) (i)	103,290	105,494

Series 2021-R1, Class A2C, 3.31%, 11/30/2060(a)	10,000	10,144

Two Harbors

Series 2021-FNT1, Class A, 3.65%, 3/25/2020	68,100	68,285

VCAT LLC Series 2021-NPL2, Class A1, 2.12%, 3/27/2051(a)(g)	36,531	36,644

Vendee Mortgage Trust

Series 1993-1, Class ZB, 7.25%, 2/15/2023	385	400

Series 1994-1, Class 1, 5.09%, 2/15/2024 (i)	178	185

Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	528	557

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	476	531

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	209	233

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	723	810

Series 1998-1, Class 2E, 7.00%, 3/15/2028	487	539

vMobo, Inc. 7.50%, 5/31/2024	40,758	40,758

WaMu Mortgage Pass-Through Certificates

Series 2003-S4, Class 2A10, IF, 17.23%, 6/25/2033 (i)	101	119

Series 2004-RS2, Class A4, 5.00%, 11/25/2033	206	212

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-S1, Class A5, 5.50%, 4/25/2033	361	371

Series 2003-AR7, Class A7, 2.38%, 8/25/2033(i)	345	353

Series 2003-AR9, Class 2A, 2.40%, 9/25/2033 (i)	271	270

Series 2003-AR9, Class 1A6, 2.63%, 9/25/2033 (i)	1,931	1,937

Series 2003-S9, Class P, PO, 10/25/2033‡	24	21

Series 2003-AR11, Class A6, 2.80%, 10/25/2033 (i)	1,024	1,037

Series 2003-S9, Class A8, 5.25%, 10/25/2033	1,465	1,503

Series 2004-AR3, Class A1, 2.59%, 6/25/2034 (i)	435	448

Series 2004-AR3, Class A2, 2.59%, 6/25/2034 (i)	559	575

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	1,033	1,063

Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	107	108

Series 2006-AR10, Class 2P, 2.87%, 9/25/2036 ‡ (i)	51	44

Series 2006-AR8, Class 1A2, 2.83%, 8/25/2046 (i)	307	306

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-1, Class CP, PO, 3/25/2035‡	57	45

Series 2005-1, Class 1A1, 5.50%, 3/25/2035	498	509

Series 2005-2, Class 2A3, IF, IO, 4.91%, 4/25/2035 ‡ (i)	1,127	164

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-2, Class 1A4, IF, IO, 4.96%, 4/25/2035 ‡ (i)	3,985	538

Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,368	1,380

Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,385	236

Series 2005-6, Class 2A4, 5.50%, 8/25/2035	207	205

Series 2006-1, Class 3A2, 5.75%, 2/25/2036	116	112

Washington Mutual MSC Mortgage Pass-Through Certificates Trust

Series 2003-MS7, Class P, PO, 3/25/2033 ‡	1	—	(j)

Wells Fargo Alternative Loan Trust

Series 2003-1, Class A, PO, 9/25/2033‡	32	28

Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	126	126

Wells Fargo Mortgage-Backed Securities Trust

Series 2007-7, Class A7, 6.00%, 6/25/2037	76	76

Total Collateralized Mortgage Obligations (Cost $3,567,659)		3,631,614

Asset-Backed Securities — 9.4%

Academic Loan Funding Trust

Series 2013-1A, Class A, 0.88%, 12/26/2044 (a) (i)	2,080	2,074

ACC Trust

Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	2,586	2,594

Accelerated Assets LLC

Series 2018-1, Class A, 3.87%, 12/2/2033 (a)	8,768	9,145

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	9,166	9,382

Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	4,087	4,182

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	7,282	7,401

Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	7,018	6,854

American Airlines Pass-Through Trust

Series 2014-1, Class A, 3.70%, 10/1/2026	273	277

Series 2016-3, Class AA, 3.00%, 10/15/2028	17,288	17,410

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-1, Class AA, 3.65%, 2/15/2029	4,102	4,265

Series 2019-1, Class AA, 3.15%, 2/15/2032	11,498	11,741

American Credit Acceptance Receivables Trust

Series 2020-2, Class B, 2.48%, 9/13/2024 (a)	1,125	1,135

Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	2,030	2,124

American Homes 4 Rent

Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	16,117	17,107

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	7,420	8,041

American Homes 4 Rent Trust

Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	11,013	11,716

Series 2014-SFR2, Class B, 4.29%, 10/17/2036 ‡ (a)	2,400	2,552

Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (a)	8,100	8,718

Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (a)	7,300	7,976

Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	8,776	9,298

Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (a)	3,750	4,019

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	16,970	18,704

Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	1,415	1,582

American Tower Trust #1

REIT, 3.07%, 3/15/2023 (a)	6,220	6,244

AmeriCredit Automobile Receivables Trust

Series 2017-2, Class D, 3.42%, 4/18/2023	13,550	13,673

Series 2017-4, Class C, 2.60%, 9/18/2023	12,899	12,979

AMSR Trust

Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	40,100	40,654

Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	2,949	3,017

Series 2020-SFR2, Class D, 3.28%, 7/17/2037 ‡ a)	15,495	15,962

Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (a)	12,912	13,388

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (a)	9,600	9,662

Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (a)	20,000	20,047

Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (a)	19,000	18,885

Series 2019-SFR1, Class E, 3.47%, 1/19/2039 ‡ (a)	7,800	7,991

Aqua Finance Trust

Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	6,737	6,912

Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	13,123	13,450

Series 2020-AA, Class B, 2.79%, 7/17/2046 ‡ (a)	2,750	2,828

Arivo Acceptance Auto Loan Receivables Trust

Series 2019-1, Class A, 2.99%, 7/15/2024 (a)	7,846	7,920

Arm Master Trust

Series 2021-T2, Class A, 1.42%, 1/15/2024 (a)	7,000	7,001

Arm Master Trust LLC Agricultural Loan Backed Notes

Series 2021-T1, Class A, 2.43%, 11/15/2027 (a)	31,250	31,303

Avis Budget Rental Car Funding AESOP LLC

Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	24,040	25,162

British Airways Pass-Through Trust (United Kingdom)

Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	7,364	7,729

Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	11,794	11,968

Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	9,200	9,448

Business Jet Securities LLC

Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	29,867	30,760

Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (a)	1,874	1,887

Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	19,992	20,391

Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	34,936	35,172

Camillo Issuer LLC

Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	38,775	39,792

Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	41,950	43,157

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Carnow Auto Receivables Trust

Series 2018-1A, Class C, 5.21%, 9/15/2023 (a)	4,910	4,930

Cars Net Lease Mortgage Notes

Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	12,319	12,783

CARS-DB4 LP

Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	5,738	6,000

Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	5,988	6,414

Carvana Auto Receivables Trust

Series 2019-4A, Class C, 2.72%, 1/15/2025 (a)	11,000	11,252

Chase Funding Trust

Series 2003-4, Class 1A5, 5.92%, 5/25/2033 ‡ (g)	821	841

Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (g)	1,615	1,701

Series 2003-6, Class 1A5, 5.85%, 11/25/2034 ‡ (g)	947	996

CIG Auto Receivables Trust

Series 2019-1A, Class C, 3.82%, 8/15/2024 (a)	3,000	3,061

Citibank Credit Card Issuance Trust

Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,350

Consumer Receivables Asset Investment Trust

Series 2021-1, Class A1X, 3.13%, 3/24/2023 (a) (i)	62,310	62,312

Series 2021-1, Class A1Y, 3.13%, 3/24/2023 (a) (i)	13,850	13,850

Continental Airlines Pass-Through Trust

Series 2007-1, Class A, 5.98%, 4/19/2022	1,400	1,424

COOF Securitization Trust Ltd.

Series 2014-1, Class A, IO, 2.86%, 6/25/2040 ‡ (a) (i)	4,222	367

CoreVest American Finance Trust

Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (a)	5,250	5,678

Series 2019-2, Class C, 3.68%, 6/15/2052 ‡ (a)	5,526	5,942

Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	29,669	31,031

CPS Auto Trust

Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	448	450

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Credit Acceptance Auto Loan Trust

Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	2,713	2,718

Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	25,115	25,853

Series 2020-3A, Class C, 2.28%, 2/15/2030 (a)	12,000	12,279

Credit Suisse Mortgage Capital Certificates

Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (i)	42,599	42,611

Credito Real USA Auto Receivables Trust

Series 2021-1A, Class A, 1.35%, 2/16/2027 (a)	15,266	15,273

Crossroads Asset Trust

Series 2021-A, Class A2, 0.82%, 3/20/2024 (a)	5,340	5,346

Crown Castle Towers LLC 4.24%, 7/15/2028 (a)	10,000	11,323

CWABS, Inc. Asset-Backed Certificates

Series 2004-1, Class M1, 0.83%, 3/25/2034 ‡ (i)	80	79

Series 2004-1, Class M2, 0.91%, 3/25/2034 ‡ (i)	49	49

Series 2004-1, Class 3A, 0.64%, 4/25/2034 ‡ (i)	220	206

CWABS, Inc. Asset-Backed Certificates Trust

Series 2004-6, Class M1, 0.98%, 10/25/2034 (i)	82	81

Diamond Resorts Owner Trust

Series 2017-1A, Class A, 3.27%, 10/22/2029 (a)	4,640	4,698

Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	1,632	1,650

Drive Auto Receivables Trust

Series 2017-1, Class D, 3.84%, 3/15/2023	1,274	1,276

Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	10,079	10,144

Series 2018-3, Class D, 4.30%, 9/16/2024	21,593	21,990

Series 2019-4, Class C, 2.51%, 11/17/2025	16,130	16,316

Series 2019-1, Class D, 4.09%, 6/15/2026	15,350	15,850

Series 2019-2, Class D, 3.69%, 8/17/2026	14,220	14,697

Series 2019-4, Class D, 2.70%, 2/16/2027	12,550	12,886

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

DT Auto Owner Trust

Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	3,844	3,860

Series 2018-2A, Class D, 4.15%, 3/15/2024 (a)	11,393	11,539

Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	9,800	10,078

Series 2020-3A, Class C, 1.47%, 6/15/2026 (a)	6,815	6,899

Elara HGV Timeshare Issuer LLC

Series 2017-A, Class B, 2.96%, 3/25/2030 (a)	2,961	3,036

Series 2017-A, Class C, 3.31%, 3/25/2030 (a)	1,999	2,049

Exeter Automobile Receivables Trust

Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	5,043	5,111

Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	33,155	33,492

Series 2019-1A, Class C, 3.82%, 12/16/2024 (a)	2,508	2,520

Series 2019-1A, Class D, 4.13%, 12/16/2024 (a)	7,600	7,823

Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	18,525	19,181

Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	22,035	22,732

FHF Trust

Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	13,962	13,961

FirstKey Homes Trust

Series 2020-SFR1, Class D, 2.24%, 8/17/2037 ‡ (a)	6,450	6,526

Series 2020-SFR1, Class E, 2.79%, 8/17/2037 ‡ (a)	11,250	11,498

Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (a)	57,000	58,133

Series 2021-SFR1, Class D, 2.19%, 8/17/2038 ‡ (a)	14,400	14,447

Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 ‡ (a)	12,500	12,511

Flagship Credit Auto Trust

Series 2019-2, Class B, 2.92%, 4/15/2025 (a)	21,324	21,605

FNMA, Grantor Trust

Series 2017-T1, Class A, 2.90%, 6/25/2027	86,447	94,488

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Foundation Finance Trust

Series 2019-1A, Class A, 3.86%, 11/15/2034 (a)	13,106	13,502

Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (a)	18,930	20,862

Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	38,490	39,909

Foursight Capital Automobile Receivables Trust

Series 2021-1, Class D, 1.32%, 3/15/2027 (a)	900	896

GE Capital Mortgage Services, Inc. Trust

Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (i)	115	105

Gold Key Resorts LLC

Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	775	785

Golden Bear LLC

Series 2016-R, Class R, 5.65%, 9/20/2047 (a)	2,362	2,363

Goodgreen

Series 2019-2A, Class A, 2.76%, 4/15/2055 (a)	29,545	30,375

Goodgreen Trust

Series 2016-1A, Class A, 3.23%, 10/15/2052 (a)	12,668	13,351

Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	3,725	3,949

Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	17,282	18,121

Harvest SBA Loan Trust

Series 2021-1, Class A, 2.08%, 4/25/2048 (a) (i)	7,735	7,600

HERO (Cayman Islands)

Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	4,420	4,199

HERO Funding (Cayman Islands)

Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	13,587	14,371

Series 2018-1A, Class A2, 4.67%, 9/20/2048 (a)	17,161	18,174

HERO Funding II (Cayman Islands)

Series 2016-3B, Class B, 5.24%, 9/20/2042 (a)	1,788	1,788

3.75%, 9/21/2044‡	6,545	6,128

Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	2,473	2,522

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

HERO Funding Trust (Cayman Islands)

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	5,286	5,457

Series 2016-4A, Class A1, 3.57%, 9/20/2047 (a)	1,538	1,586

Series 2016-4A, Class A2, 4.29%, 9/20/2047 (a)	3,204	3,325

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	10,929	11,486

Hilton Grand Vacations Trust

Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	1,388	1,420

Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	11,672	12,184

Home Equity Mortgage Loan Asset-Backed Trust

Series 2006-A, Class A3, 0.48%, 3/25/2036 ‡ (i)	51	51

KGS-Alpha SBA COOF Trust

Series 2012-3, Class A, IO, 0.99%, 9/25/2026 ‡ (a) (i)	510	4

Series 2014-1, Class A, IO, 1.66%, 10/25/2032 ‡ (a) (i)	13,073	436

Series 2012-4, Class A, IO, 1.03%, 9/25/2037 ‡ (a) (i)	30,024	734

Series 2012-2, Class A, IO, 0.92%, 8/25/2038 ‡ (a) (i)	15,445	317

Series 2013-2, Class A, IO, 1.97%, 3/25/2039 ‡ (a) (i)	13,748	536

Series 2012-6, Class A, IO, 0.66%, 5/25/2039 ‡ (a) (i)	14,505	201

Series 2014-2, Class A, IO, 3.74%, 4/25/2040 ‡ (a) (i)	3,881	316

Series 2015-2, Class A, IO, 3.31%, 7/25/2041 ‡ (a) (i)	4,039	462

LendingPoint Asset Securitization Trust

Series 2021-1, Class A, 1.75%, 4/15/2027 (a)	36,153	36,278

Series 2020-REV1, Class B, 4.49%, 10/15/2028 ‡ (a)	32,938	33,818

Lendingpoint SPE Trust

Series 2020-VFN1, Class A1B, 4.35%, 12/15/2026 (a) (i)	35,000	35,033

Series 2020-VFN1, Class A2B1, 4.35%, 12/15/2026 (a) (i)	15,965	15,980

Lendmark Funding Trust

Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	17,859	18,327

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-2A, Class B, 3.22%, 4/20/2028 ‡ (a)	6,150	6,292

LFT CRE Ltd. (Cayman Islands)

Series 2021-FL1, Class C, 2.05%, 6/15/2039 ‡ (a) (i)	29,810	29,819

LMREC LLC

Series 2021-CRE4, Class A, 1.19%, 4/22/2037 (a) (i)	34,905	34,909

Long Beach Mortgage Loan Trust

Series 2004-1, Class M1, 0.83%, 2/25/2034 ‡ (i)	958	957

Series 2004-3, Class M1, 0.94%, 7/25/2034 ‡ (i)	260	258

LP LMS Asset Securitization Trust

Series 2019-1A, Class A, 4.21%, 11/10/2025 (a)	2,472	2,482

Series 2020-1A, Class A, 3.97%, 2/10/2026 (a)	10,341	10,475

3.23%, 10/15/2028	69,070	69,127

Mariner Finance Issuance Trust

Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	33,360	34,087

Mercury Financial Credit Card Master Trust

Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	38,420	38,558

Series 2021-1A, Class B, 2.33%, 3/20/2026 (a)	8,740	8,685

Mid-State Capital Corp. Trust

Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	4,656	4,941

MVW Owner Trust

Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	9,086	9,396

Nationstar HECM Loan Trust

Series 2020-1A, Class A1, 1.27%, 9/25/2030 (a) (i)	12,367	12,401

New Century Home Equity Loan Trust

Series 2003-5, Class AI6, 6.00%, 11/25/2033 ‡ (g)	1,017	1,046

NMEF Funding LLC

Series 2019-A, Class A, 2.73%, 8/17/2026 (a)	4,058	4,071

Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (a)	11,000	11,132

NRZ Excess Spread-Collateralized Notes

Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	36,269	36,652

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	47,770	47,741

Octane Receivables Trust

Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	7,210	7,261

OL SP LLC

Series 2018, Class A, 4.16%, 2/9/2030	2,444	2,537

Series 2018, Class B, 4.61%, 2/9/2030 ‡	764	788

OneMain Direct Auto Receivables Trust

Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	25,537	25,740

Oportun Funding XIII LLC

Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	45,920	46,874

Oportun Funding XIV LLC

Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	20,285	20,355

Oportun Issuance Trust

Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	38,800	38,893

Orange Lake Timeshare Trust

Series 2019-A, Class B, 3.36%, 4/9/2038 ‡ (a)	8,026	8,289

Pretium Mortgage Credit Partners I LLC

Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (a) (g)	28,708	28,988

Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (g)	65,009	65,080

Progress Residential Trust

Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	27,455	28,047

Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 ‡ (a)	16,700	16,792

Series 2021-SFR8, Class A, 1.51%, 9/17/2038 (a)	7,600	7,610

Series 2021-SFR8, Class E1, 2.38%, 9/17/2038 (a)	35,000	35,024

ReadyCap Lending Small Business Loan Trust

Series 2019-2, Class A, 2.75%, 12/27/2044 (a) (i)	17,343	16,598

Regional Management Issuance Trust

Series 2019-1, Class A, 3.05%, 11/15/2028 (a)	21,818	22,061

Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	16,100	16,413

Renaissance Home Equity Loan Trust

Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (g)	96	38

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Renew (Cayman Islands)

Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	4,673	4,920

RFLF 1 Issuer LLC

Series 2018-1A, Class A, 5.25%, 6/12/2022 ‡ (a)	45,000	45,000

Santander Drive Auto Receivables Trust

Series 2018-1, Class D, 3.32%, 3/15/2024	22,677	22,885

Series 2019-2, Class C, 2.90%, 10/15/2024	16,830	16,966

Series 2019-1, Class C, 3.42%, 4/15/2025	7,002	7,038

Securitized Asset-Backed Receivables LLC Trust

Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 ‡ (g)	419	421

Sierra Timeshare Receivables Funding LLC

Series 2020-2A, Class C, 3.51%, 7/20/2037 ‡ (a)	5,383	5,541

Spirit Airlines Pass-Through Trust

Series 2017-1, Class AA, 3.38%, 2/15/2030	3,522	3,617

Structured Asset Securities Corp. Mortgage Pass-Through Certificates

Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 ‡ (g)	358	362

Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 ‡ (g)	287	289

Structured Asset Securities Corp. Pass-Through Certificates

Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	99	95

Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	311	286

Synchrony Card Funding LLC

Series 2019-A2, Class A, 2.34%, 6/15/2025	47,475	48,285

Synchrony Card Issuance Trust

Series 2018-A1, Class A, 3.38%, 9/15/2024	34,000	34,044

Towd Point Mortgage Trust

Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (a) (g)	41,110	41,536

Tricolor Auto Securitization Trust

Series 2020-1A, Class A, 4.88%, 11/15/2026 (a)	33,355	33,689

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tricon American Homes Trust

Series 2019-SFR1, Class D, 3.20%, 3/17/2038 ‡ (a)	4,641	4,807

Series 2019-SFR1, Class E, 3.40%, 3/17/2038 ‡ (a)	11,000	11,273

United Airlines Pass-Through Trust

Series 2013-1, Class A, 4.30%, 8/15/2025	4,857	5,244

Series 2016-2, Class B, 3.65%, 10/7/2025	11,606	11,572

Series 2016-1, Class B, 3.65%, 1/7/2026	707	706

Series 2018-1, Class B, 4.60%, 3/1/2026	8,918	9,216

Series 2014-1, Class A, 4.00%, 4/11/2026	5,253	5,562

Series 2019-2, Class B, 3.50%, 5/1/2028	10,897	10,808

Series 2016-1, Class AA, 3.10%, 7/7/2028	2,288	2,398

Series 2016-1, Class A, 3.45%, 7/7/2028	11,203	11,387

Series 2016-2, Class AA, 2.88%, 10/7/2028	1,467	1,498

Series 2016-2, Class A, 3.10%, 10/7/2028	10,253	10,192

Series 2018-1, Class AA, 3.50%, 3/1/2030	14,083	14,684

Series 2018-1, Class A, 3.70%, 3/1/2030	2,181	2,245

Series 2019-1, Class AA, 4.15%, 8/25/2031	13,787	15,047

Series 2019-1, Class A, 4.55%, 8/25/2031	12,468	13,411

Series 2019-2, Class AA, 2.70%, 5/1/2032	7,209	7,251

Upstart Pass-Through Trust

Series 2021-ST2, Class A, 2.50%, 4/20/2027 (a)	7,574	7,660

US Auto Funding LLC

Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	902	906

USASF Receivables LLC

Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	20,000	20,360

VOLT C LLC

Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (g)	12,026	12,039

VOLT XCII LLC

Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (g)	26,698	26,713

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

VOLT XCIV LLC

Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (g)	57,319	57,402

VOLT XCIX LLC

Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (g)	39,695	39,804

VOLT XCV LLC

Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (g)	25,395	25,448

VOLT XCVI LLC

Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (g)	74,773	74,850

VOLT XCVII LLC

Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (g)	54,628	54,673

VOLT XCVIII LLC

Series 2021-NPL7, Class A1, 2.12%, 4/25/2051 (a) (g)	26,086	26,160

Welk Resorts LLC

Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	6,312	6,471

Westgate Resorts LLC

Series 2020-1A, Class B, 3.96%, 3/20/2034 ‡ (a)	30,875	31,818

World Financial Network Credit Card Master Trust

Series 2019-A, Class A, 3.14%, 12/15/2025	34,790	35,256

World Omni Auto Receivables Trust

Series 2018-B, Class A3, 2.87%, 7/17/2023	3,620	3,640

Total Asset-Backed Securities (Cost $3,270,789)		3,325,718

Commercial Mortgage-Backed Securities — 6.8%

20 Times Square Trust

Series 2018-20TS, Class D, 3.20%, 5/15/2035 ‡ (a) (i)	21,000	20,604

Series 2018-20TS, Class E, 3.20%, 5/15/2035 ‡ (a) (i)	13,399	12,987

BAMLL Commercial Mortgage Securities Trust

Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	7,026	7,217

Series 2014-520M, Class C, 4.35%, 8/15/2046 (a) (i)	7,700	8,538

BAMLL Re-REMIC Trust

Series 2014-FRR5, Class AK30, PO, 6/27/2045 (a)	3,200	3,109

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-FR13, Class A, 1.50%, 8/27/2045 (a) (i)	9,619	9,587

Series 2015-FR11, Class AK25, 2.45%, 9/27/2045 (a) (i)	7,484	7,527

Bancorp Commercial Mortgage Trust

Series 2019-CRE5, Class D, 2.45%, 3/15/2036 ‡ (a) (i)	6,700	6,684

BB-UBS Trust

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	46,923	49,711

Bear Stearns Commercial Mortgage Securities Trust

Series 2006-PW14, Class X1, IO, 0.76%, 12/11/2038 ‡ (a) (i)	2,509	—	(j)

Series 2007-T26, Class X1, IO, 0.01%, 1/12/2045 ‡ (a) (i)	92,132	8

CD Mortgage Trust

Series 2006-CD3, Class XS, IO, 0.65%, 10/15/2048 ‡ (a) (i)	5,786	—	(j)

Commercial Mortgage Trust

Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	4,484	4,734

Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (i)	53,745	59,880

Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (i)	6,150	6,291

Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	7,550	7,846

Series 2020-CBM, Class B, 3.10%, 2/10/2037 ‡ (a)	14,250	14,688

Series 2012-CR2, Class XA, IO, 1.77%, 8/15/2045 ‡ (i)	22,310	153

Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	14,942

Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	10,118

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	19,338

Credit Suisse Commercial Mortgage Trust

Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 ‡ (a) (i)	15,739	—	(j)

CSAIL Commercial Mortgage Trust

Series 2017-CX10, Class UESA, 4.03%, 10/15/2032 (a)	29,490	30,314

Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (a) (i)	4,929	4,854

CSMC OA LLC

Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	2,600	2,804

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	16,830	16,025

DBWF Mortgage Trust

Series 2015-LCM, Class A2, 3.54%, 6/10/2034 (a) (i)	4,000	4,140

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ09, Class A2, 2.84%, 9/25/2022	5,015	5,102

Series KS01, Class A2, 2.52%, 1/25/2023	11,241	11,434

Series KSMC, Class A2, 2.62%, 1/25/2023	26,500	27,330

Series K038, Class A2, 3.39%, 3/25/2024	20,914	22,315

Series K731, Class AM, 3.60%, 2/25/2025 (i)	32,000	34,493

Series KPLB, Class A, 2.77%, 5/25/2025	2,314	2,484

Series KLU2, Class A7, 2.23%, 9/25/2025 (i)	21,900	22,985

Series KJ17, Class A2, 2.98%, 11/25/2025	26,301	28,152

Series K052, Class A2, 3.15%, 11/25/2025	23,597	25,705

Series K737, Class AM, 2.10%, 10/25/2026	24,520	25,709

Series K061, Class AM, 3.44%, 11/25/2026 (i)	20,000	22,341

Series K065, Class A2, 3.24%, 4/25/2027	21,719	24,164

Series K065, Class AM, 3.33%, 5/25/2027	11,657	13,008

Series K066, Class A2, 3.12%, 6/25/2027	8,171	9,047

Series K069, Class A2, 3.19%, 9/25/2027 (i)	48,115	53,649

Series K070, Class A2, 3.30%, 11/25/2027 (i)	17,323	19,460

Series K072, Class A2, 3.44%, 12/25/2027	14,689	16,639

Series K072, Class AM, 3.50%, 12/25/2027 (i)	19,000	21,543

Series W5FX, Class AFX, 3.34%, 4/25/2028 (i)	21,769	24,360

Series K081, Class A2, 3.90%, 8/25/2028 (i)	13,531	15,801

Series K082, Class AM, 3.92%, 9/25/2028 (i)	12,035	14,046

Series K087, Class A2, 3.77%, 12/25/2028	4,150	4,826

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K088, Class A2, 3.69%, 1/25/2029	355	411

Series K115, Class XAM, IO, 1.65%, 7/25/2030 (i)	44,581	5,625

Series K118, Class XAM, IO, 1.26%, 9/25/2030 (i)	21,865	2,149

Series Q013, Class APT2, 1.29%, 5/25/2050 (i)	20,833	20,668

FNMA ACES

Series 2013-M9, Class A2, 2.39%, 1/25/2023 (i)	4,351	4,441

Series 2013-M13, Class A2, 2.63%, 4/25/2023 (i)	1,156	1,187

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (i)	10,325	10,943

Series 2014-M3, Class A2, 3.50%, 1/25/2024 (i)	12,896	13,671

Series 2014-M9, Class A2, 3.10%, 7/25/2024 (i)	2,852	3,026

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (i)	8,995	9,554

Series 2015-M1, Class A2, 2.53%, 9/25/2024	10,870	11,407

Series 2015-M3, Class A2, 2.72%, 10/25/2024	13,596	14,292

Series 2015-M7, Class A2, 2.59%, 12/25/2024	5,728	6,033

Series 2015-M2, Class A3, 3.11%, 12/25/2024 (i)	8,788	9,368

Series 2015-M8, Class A2, 2.90%, 1/25/2025 (i)	10,000	10,635

Series 2016-M1, Class A2, 2.94%, 1/25/2026 (i)	63,640	68,215

Series 2016-M11, Class A2, 2.37%, 7/25/2026 (i)	96,850	102,269

Series 2017-M3, Class A2, 2.56%, 12/25/2026 (i)	10,771	11,512

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	56,951	62,627

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	33,600	36,899

Series 2017-M12, Class A2, 3.18%, 6/25/2027 (i)	40,812	45,198

Series 2017-M15, Class A2, 3.06%, 9/25/2027 (i)	10,000	10,984

Series 2018-M2, Class A2, 3.00%, 1/25/2028 (i)	22,000	24,032

Series 2018-M4, Class A2, 3.15%, 3/25/2028 (i)	24,726	27,380

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2018-M9, Class APT2, 3.22%, 4/25/2028 (i)	95,751	106,729

Series 2018-M8, Class A2, 3.44%, 6/25/2028 (i)	35,260	39,724

Series 2018-M10, Class A2, 3.48%, 7/25/2028 (i)	45,168	50,962

Series 2019-M1, Class A2, 3.67%, 9/25/2028 (i)	34,615	39,613

Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	12,720	12,890

Series 2020-M38, Class X2, IO, 2.11%, 11/25/2028 (i)	54,000	6,584

Series 2019-M7, Class A2, 3.14%, 4/25/2029	41,965	46,680

Series 2017-M5, Class A2, 3.23%, 4/25/2029 (i)	7,565	8,483

Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,669	16,388

Series 2020-M5, Class A2, 2.21%, 1/25/2030	46,000	48,605

Series 2018-M3, Class A2, 3.19%, 2/25/2030 (i)	17,874	20,087

Series 2020-M50, Class A1, 0.67%, 10/25/2030	34,899	34,386

Series 2020-M50, Class A2, 1.20%, 10/25/2030	12,140	12,090

Series 2020-M50, Class X1, IO, 2.02%, 10/25/2030 (i)	206,261	22,460

Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	30,396	30,312

Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (i)	156,526	21,264

Series 2019-M10, Class X, IO, 1.08%, 5/25/2049 (i)	91,118	6,671

FREMF Mortgage Trust

Series 2017-K727, Class B, 3.87%, 7/25/2024 (a) (i)	27,500	29,388

Series 2018-KSL1, Class B, 3.96%, 11/25/2025 (a) (i)	10,011	10,291

Series 2019-KL05, Class BP, 4.09%, 6/25/2029 (a) (i)	5,645	5,904

Series 2020-KHG2, Class B, 3.17%, 2/25/2030 (a) (i)	13,500	13,704

Series 2018-KW07, Class B, 4.22%, 10/25/2031 (a) (i)	5,000	5,411

Series 2015-K44, Class B, 3.81%, 1/25/2048 (a) (i)	769	828

Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (i)	11,025	11,892

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-K47, Class B, 3.71%, 6/25/2048 (a) (i)	5,000	5,411

Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (i)	10,000	10,987

Series 2016-K56, Class B, 4.08%, 6/25/2049 (a) (i)	8,451	9,344

Series 2016-K722, Class B, 3.99%, 7/25/2049 (a) (i)	21,565	22,589

Series 2017-K67, Class B, 4.08%, 9/25/2049 (a) (i)	8,500	9,467

Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (i)	8,000	8,593

Series 2017-K63, Class B, 4.00%, 2/25/2050 (a) (i)	20,000	22,079

Series 2019-K102, Class B, 3.65%, 12/25/2051 (a) (i)	6,000	6,538

Series 2019-K90, Class B, 4.46%, 2/25/2052 (a) (i)	8,500	9,744

Series 2020-K737, Class B, 3.41%, 1/25/2053 (a) (i)	10,000	10,728

GS Mortgage Securities Trust

Series 2006-GG8, Class X, IO, 1.27%, 11/10/2039 ‡ (a) (i)	10,432	17

Independence Plaza Trust

Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	36,250	38,343

INVH

Series 2021-SFR1, 2.50%, 1/25/2024 ‡	35,000	35,000

JPMCC Re-REMIC Trust

Series 2015-FRR2, Class AK36, 2.14%, 12/27/2046 (a) (i)	14,610	14,663

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2005-CB11, Class X1, IO, 0.23%, 8/12/2037 ‡ (a) (i)	7,380	—	(j)

Series 2006-CB15, Class X1, IO, 0.38%, 6/12/2043 ‡ (i)	12,715	1

Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 ‡ (i)	7,381	—	(j)

Ladder Capital Commercial Mortgage Trust

Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	8,924	10,008

LB-UBS Commercial Mortgage Trust

Series 2007-C2, Class XW, IO, 0.26%, 2/15/2040 ‡ (i)	2,118	—	(j)

MHC Commercial Mortgage Trust

Series 2021-MHC, Class E, 2.20%, 4/15/2038 ‡ (a) (i)	15,700	15,700

ML-CFC Commercial Mortgage Trust

Series 2006-4, Class XC, IO, 1.37%, 12/12/2049 ‡ (a) (i)	156	—	(j)

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Morgan Stanley Capital I Trust

Series 2006-IQ12, Class X1, IO, 0.29%, 12/15/2043 ‡ (a) (i)	1,463	—	(j)

Series 2007-IQ13, Class X, IO, 0.65%, 3/15/2044 ‡ (a) (i)	3,590	6

MRCD MARK Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	38,560	40,235

Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (a)	81,600	81,652

RBS Commercial Funding, Inc. Trust

Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	4,450	4,545

SBALR Commercial Mortgage Trust

Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	24,215	25,340

Series RR Trust

Series 2014-1, Class B, PO, 5/25/2047 (a)	8,260	7,691

SLG Office Trust

Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	67,015	70,487

UBS Commercial Mortgage Trust

Series 2012-C1, Class XA, IO, 2.20%, 5/10/2045 (a) (i)	10,808	35

UBS-BAMLL Trust

Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	15,527	15,611

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	2,357	2,435

Series 2012-C2, Class XA, IO, 1.43%, 5/10/2063 ‡ (a) (i)	43,115	292

Series 2012-C2, Class A4, 3.53%, 5/10/2063	9,327	9,478

VNDO Mortgage Trust

Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	11,148	11,405

Wachovia Bank Commercial Mortgage Trust

Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (a) (i)	2,882	—	(j)

Wells Fargo Commercial Mortgage Trust

Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	9,580

Wells Fargo Re-REMIC Trust

Series 2013-FRR1, Class AK20, PO, 5/27/2045 (a)	8,000	7,919

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

WFRBS Commercial Mortgage Trust

Series 2013-C11, Class D, 4.38%, 3/15/2045 ‡ (a) (i)	2,500	2,476

Series 2012-C6, Class A4, 3.44%, 4/15/2045	2,005	2,009

Total Commercial Mortgage-Backed Securities (Cost $2,243,958)		2,400,972

Foreign Government Securities — 0.5%

Kingdom of Saudi Arabia (Saudi Arabia) 2.25%, 2/2/2033 (a)	10,140	9,975

3.45%, 2/2/2061 (a)	4,399	4,421

Republic of Chile (Chile) 2.55%, 1/27/2032	9,568	9,830

Republic of Colombia (Colombia) 4.00%, 2/26/2024	6,987	7,342

4.50%, 1/28/2026	3,811	4,140

7.38%, 9/18/2037	1,400	1,809

5.63%, 2/26/2044	941	1,051

5.00%, 6/15/2045	3,979	4,158

5.20%, 5/15/2049	10,179	10,893

3.88%, 2/15/2061	5,000	4,367

Republic of Panama (Panama) 3.16%, 1/23/2030	8,850	9,361

4.50%, 4/16/2050	5,100	5,826

Republic of Peru (Peru) 5.63%, 11/18/2050	737	1,022

Republic of South Africa (South Africa) 5.88%, 9/16/2025	3,502	3,956

United Mexican States (Mexico) 4.13%, 1/21/2026	5,155	5,835

3.75%, 1/11/2028	22,959	25,374

2.66%, 5/24/2031	20,674	20,445

4.75%, 3/8/2044	3,906	4,388

4.60%, 1/23/2046	15,089	16,554

4.35%, 1/15/2047	4,228	4,500

4.60%, 2/10/2048	1,928	2,105

4.50%, 1/31/2050	14,225	15,477

3.77%, 5/24/2061	11,682	11,133

5.75%, 10/12/2110	5,118	6,219

Total Foreign Government Securities (Cost $183,361)		190,181

Municipal Bonds — 0.5% (m)

California — 0.1%

City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer

Series 2009C, Rev., 6.58%, 5/15/2039	3,060	4,149

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds —continued

California — continued

Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	23,194

State of California, Build America Bonds GO, 7.30%, 10/1/2039	2,400	3,885

Total California		31,228

New York — 0.1%

New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	2,240	3,069

Port Authority of New York and New Jersey, Consolidated

Series 164, Rev., 5.65%, 11/1/2040	10,965	15,723

Series 165, Rev., 5.65%, 11/1/2040	3,780	5,420

Series 174, Rev., 4.46%, 10/1/2062	17,925	24,635

Total New York		48,847

Ohio — 0.3%

American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,725	19,582

County of Franklin, Hospital Facilities, Nationwide Children’s Hospital Project Rev., 2.88%, 11/1/2050	4,675	4,740

County of Hamilton, Healthcare Facilities, The Christ Hospital Rev., AGM, 3.76%, 6/1/2042	16,870	18,258

Ohio State University (The), General Receipts

Series 2016A, Rev., 4.05%, 12/1/2056	3,478	4,490

Series 2011-A, Rev., 4.80%, 6/1/2111	9,576	14,276

Rev., 5.59%, 12/1/2114	5,822	8,965

Total Ohio		70,311

Pennsylvania — 0.0% (b)

Chester County Health and Education Facilities Authority, Main Line Health System Rev., 3.31%, 6/1/2051	11,130	11,839

Total Municipal Bonds (Cost $127,505)		162,225

U.S. Government Agency Securities — 0.4%

Israel Government AID Bond (Israel) 5.50%, 12/4/2023	7,240	8,081

2.05%, 11/1/2024 (h)	5,000	4,872

5.50%, 9/18/2033	6,771	9,653

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Resolution Funding Corp. STRIPS

DN, 3.13%, 1/15/2030 (h)	30,700	27,079

DN, 2.82%, 4/15/2030 (h)	26,456	23,185

Tennessee Valley Authority 5.88%, 4/1/2036	31,814	47,484

5.50%, 6/15/2038	493	723

4.63%, 9/15/2060	4,157	6,303

4.25%, 9/15/2065	2,604	3,767

Tennessee Valley Authority STRIPS

DN, 4.17%, 11/1/2025 (h)	17,495	16,975

DN, 5.69%, 7/15/2028 (h)	3,119	2,859

DN, 3.79%, 12/15/2028 (h)	3,500	3,193

DN, 5.14%, 6/15/2035 (h)	2,242	1,674

Total U.S. Government Agency Securities (Cost $136,257)		155,848

	SHARES (000)
Short-Term Investments — 5.9%

Investment Companies — 5.9%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (n) (o) (Cost $2,088,647)	2,088,099	2,089,143

Total Investments — 103.2% (Cost $34,852,706)		36,474,303
Liabilities in Excess of Other Assets — (3.2)%		(1,116,883)

NET ASSETS - 100.0%		35,357,420

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Abbreviations

ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2021.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2021.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(h)	The rate shown is the effective yield as of August 31, 2021.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(j)	Amount rounds to less than one thousand.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Defaulted security.
(m)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 35.5%

Aerospace & Defense — 0.7%

Airbus SE (France) 3.15%, 4/10/2027 (a)	655	707

3.95%, 4/10/2047 (a)	150	172

BAE Systems plc (United Kingdom)

1.90%, 2/15/2031 (a)	764	747

3.00%, 9/15/2050 (a)	1,494	1,485

Boeing Co. (The)

1.17%, 2/4/2023	1,115	1,116

1.95%, 2/1/2024	965	989

1.43%, 2/4/2024	2,275	2,280

2.85%, 10/30/2024	2,200	2,313

2.75%, 2/1/2026	2,445	2,556

2.20%, 2/4/2026	28,580	28,688

3.10%, 5/1/2026	1,330	1,411

2.70%, 2/1/2027	6,025	6,251

5.04%, 5/1/2027	8,825	10,174

3.95%, 8/1/2059	4,110	4,275

BWX Technologies, Inc.

4.13%, 6/30/2028 (a)	695	714

4.13%, 4/15/2029 (a)	3,390	3,488

Howmet Aerospace, Inc.

5.13%, 10/1/2024	3,362	3,695

5.95%, 2/1/2037	4,161	5,248

Lockheed Martin Corp.

3.80%, 3/1/2045	600	708

4.09%, 9/15/2052	2,500	3,166

Precision Castparts Corp. 3.25%, 6/15/2025	2,017	2,189

Raytheon Technologies Corp.

3.95%, 8/16/2025	240	266

1.90%, 9/1/2031	8,204	8,106

4.50%, 6/1/2042	3,181	3,980

4.35%, 4/15/2047	166	204

Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	1,747	1,916

Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	1,075	1,138

TransDigm, Inc.

6.25%, 3/15/2026 (a)	6,410	6,731

5.50%, 11/15/2027	1,500	1,534

Triumph Group, Inc.

6.25%, 9/15/2024 (a)	1,475	1,491

7.75%, 8/15/2025	2,364	2,365

		110,103

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Airlines — 0.1%

American Airlines, Inc.

5.50%, 4/20/2026 (a)	2,510	2,645

5.75%, 4/20/2029 (a)	2,174	2,348

Continental Airlines Pass-Through Trust

Series 2012-2, Class A Shares, 4.00%, 10/29/2024	3,931	4,155

Delta Air Lines, Inc.

4.50%, 10/20/2025 (a)	1,135	1,217

4.75%, 10/20/2028 (a)	1,589	1,772

United Airlines Holdings, Inc.

5.00%, 2/1/2024	3,104	3,213

4.88%, 1/15/2025	2,241	2,294

United Airlines, Inc. 4.38%, 4/15/2026(a)	2,345	2,433

		20,077

Auto Components — 0.3%

Allison Transmission, Inc.

4.75%, 10/1/2027 (a)	250	262

5.88%, 6/1/2029 (a)	3,625	3,988

3.75%, 1/30/2031 (a)	2,959	2,955

American Axle & Manufacturing, Inc.

6.25%, 4/1/2025	4,445	4,593

6.88%, 7/1/2028	1,420	1,534

5.00%, 10/1/2029	5,475	5,473

Clarios Global LP

6.75%, 5/15/2025 (a)	2,992	3,168

6.25%, 5/15/2026 (a)	2,477	2,610

Cooper-Standard Automotive, Inc.

13.00%, 6/1/2024 (a)	584	645

5.63%, 11/15/2026 (a)	4,490	3,778

Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	4,125	4,254

Dana, Inc. 5.63%, 6/15/2028	1,350	1,451

Goodyear Tire & Rubber Co. (The)

5.00%, 7/15/2029 (a)	4,135	4,372

5.25%, 4/30/2031	3,660	3,912

Icahn Enterprises LP

6.38%, 12/15/2025	3,382	3,484

6.25%, 5/15/2026	957	1,008

5.25%, 5/15/2027	1,490	1,548

Lear Corp. 5.25%, 5/15/2049	3,750	4,779

		53,814

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Automobiles — 0.3%

Daimler Finance North America LLC (Germany) 3.30%, 5/19/2025 (a)	500	539

General Motors Co.

6.13%, 10/1/2025	550	649

5.15%, 4/1/2038	3,970	4,788

Hyundai Capital America

0.80%, 1/8/2024 (a)	13,230	13,184

4.30%, 2/1/2024 (a)	2,000	2,156

1.80%, 10/15/2025 (a)	4,110	4,161

1.50%, 6/15/2026 (a)	12,890	12,822

3.00%, 2/10/2027 (a)	4,000	4,239

2.38%, 10/15/2027 (a)	1,120	1,146

1.80%, 1/10/2028 (a)	5,390	5,364

Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (a)	3,509	3,904

		52,952

Banks — 6.0%

ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	14,000	15,656

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (b)	7,600	7,594

AIB Group plc (Ireland)

(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	1,940	2,084

ANZ New Zealand Int’l Ltd. (New Zealand) 3.40%, 3/19/2024 (a)	1,200	1,286

3.45%, 7/17/2027 (a)	889	989

2.55%, 2/13/2030 (a)	397	419

Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	4,000	3,979

Banco Nacional de Comercio Exterior SNC (Mexico)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (b)	2,850	2,872

Banco Santander SA (Spain)

3.13%, 2/23/2023	1,600	1,661

1.85%, 3/25/2026	2,400	2,439

4.38%, 4/12/2028	3,400	3,902

2.75%, 12/3/2030	1,000	1,005

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (b)	5,000	5,300

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Series X, (ICE LIBOR USD 3 Month + 3.71%),

6.25%, 9/5/2024 (b)(c)(d)	1,980	2,193

4.00%, 1/22/2025	7,677	8,390

Series L, 3.95%, 4/21/2025	1,326	1,452

(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (b)	519	553

(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (b)	2,000	2,094

(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (b)	6,000	6,445

4.45%, 3/3/2026	1,294	1,460

(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	3,500	3,485

Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	3,175	3,210

(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	25,260	27,708

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)	1,000	1,108

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(b)	3,655	4,014

(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (b)	13,000	14,668

(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (b)	12,400	12,751

(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	12,000	11,754

(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	7,380	7,230

Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	14,000	14,512

(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	13,590	14,124

(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	39,165	39,397

6.98%, 3/7/2037	1,500	2,116

(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (b)	1,535	1,808

(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	12,665	12,478

Series L, 4.75%, 4/21/2045	2,000	2,546

(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (b)	3,500	4,225

Bank of Montreal (Canada)

Series E, 3.30%, 2/5/2024	2,500	2,667

(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (b)	372	411

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Bank of Nova Scotia (The) (Canada)

(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022 (b)(c)(d)	4,800	4,856

2.20%, 2/3/2025	1,738	1,815

1.30%, 6/11/2025	2,080	2,104

2.70%, 8/3/2026	1,660	1,776

Banque Federative du Credit Mutuel SA (France) 3.75%, 7/20/2023 (a)	2,770	2,939

Barclays plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (b)	800	849

4.38%, 9/11/2024	1,150	1,256

BNP Paribas SA (France)

(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a)(b)	2,000	2,177

(SOFR + 2.07%), 2.22%, 6/9/2026 (a)(b)	558	574

(SOFR + 1.00%), 1.32%, 1/13/2027 (a)(b)	442	438

(SOFR + 1.61%), 1.90%, 9/30/2028 (a)(b)	3,000	3,023

(SOFR + 1.51%), 3.05%, 1/13/2031 (a)(b)	2,960	3,141

Canadian Imperial Bank of Commerce (Canada)

3.10%, 4/2/2024	921	978

2.25%, 1/28/2025	3,100	3,239

CIT Group, Inc.

5.00%, 8/1/2023	2,694	2,903

4.75%, 2/16/2024	1,105	1,192

6.13%, 3/9/2028	1,882	2,308

Citigroup, Inc.

(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (b)(c)(d)	581	612

Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (b)(c)(d)	1,652	1,771

Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (b)(c)(d)	146	152

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b)(c)(d)	700	768

6.88%, 6/1/2025	645	777

7.00%, 12/1/2025	1,115	1,371

Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b)(c)(d)	8,450	8,767

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b)(c)(d)	14,745	15,169

(SOFR + 2.84%), 3.11%, 4/8/2026(b)	2,500	2,674

4.30%, 11/20/2026	2,500	2,837

(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	15,910	17,718

6.63%, 1/15/2028	838	1,086

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	803	890

(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (b)	6,945	7,633

(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (b)	3,600	4,088

(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	8,090	8,606

(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	2,600	2,701

(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	17,210	20,164

(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	5,000	5,163

(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	1,090	1,121

(SOFR + 4.55%), 5.32%, 3/26/2041 (b)	7,000	9,455

Citizens Bank NA 3.70%, 3/29/2023	2,090	2,190

Comerica, Inc. 4.00%, 2/1/2029	1,500	1,735

Cooperatieve Rabobank UA (Netherlands) 4.63%, 12/1/2023	1,650	1,795

Credit Agricole SA (France) 4.38%, 3/17/2025 (a)	5,765	6,327

(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a)(b)(c)(d)	3,840	4,670

(SOFR + 1.68%), 1.91%, 6/16/2026 (a)(b)	5,080	5,200

(USD Swap Semi 5 Year + 1.64%), 4.00%, 1/10/2033 (a)(b)	8,939	9,727

2.81%, 1/11/2041 (a)	1,015	987

Danske Bank A/S (Denmark) 2.70%, 3/2/2022 (a)	619	626

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a)(b)	2,829	2,844

DNB Bank ASA (Norway) 2.15%, 12/2/2022 (a)	1,500	1,537

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a)(b)	3,590	3,574

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Fifth Third Bank NA

3.95%, 7/28/2025	500	560

3.85%, 3/15/2026	234	261

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (b)	1,250	1,322

4.25%, 8/18/2025	1,333	1,475

4.30%, 3/8/2026	3,581	4,037

(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	10,520	10,652

3.90%, 5/25/2026	506	563

(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	3,595	3,608

(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (b)	11,837	13,184

(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	15,820	15,970

(SOFR + 1.29%), 2.21%, 8/17/2029(b)	7,335	7,397

(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	16,630	18,641

(SOFR + 1.19%), 2.80%, 5/24/2032 (b)	5,890	6,081

6.50%, 5/2/2036	1,265	1,759

6.10%, 1/14/2042	715	1,054

Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	400	401

ING Groep NV (Netherlands) 3.55%, 4/9/2024	440	473

(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025 (b)(c)(d)	3,000	3,335

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a)(b)	1,210	1,217

(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	2,245	2,279

Intesa Sanpaolo SpA (Italy) 4.95%, 6/1/2042 (a)	19,663	20,373

Series XR, 4.70%, 9/23/2049 (a)	13,530	16,430

KeyBank NA

3.18%, 5/22/2022	1,621	1,655

3.40%, 5/20/2026	1,545	1,694

KeyCorp 2.25%, 4/6/2027	1,290	1,345

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (b)	2,650	2,723

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	3,060	3,071

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

4.38%, 3/22/2028	633	728

(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (b)	4,500	4,943

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.00%, 2/22/2022	413	418

2.67%, 7/25/2022	2,150	2,196

3.76%, 7/26/2023	4,582	4,871

2.53%, 9/13/2023	423	441

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	3,000	3,016

1.41%, 7/17/2025	1,460	1,478

3.20%, 7/18/2029	2,605	2,835

3.75%, 7/18/2039	3,145	3,616

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (b)	2,000	2,132

(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (b)	4,400	4,561

National Australia Bank Ltd. (Australia)

3.38%, 1/14/2026	3,248	3,582

2.33%, 8/21/2030 (a)	1,330	1,303

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a)(b)	2,605	2,843

National Bank of Canada (Canada) 2.15%, 10/7/2022 (a)	1,800	1,836

Natwest Group plc (United Kingdom) 4.80%, 4/5/2026	7,481	8,560

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	19,790	19,912

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (b)	8,215	8,766

NatWest Markets plc (United Kingdom) 0.80%, 8/12/2024 (a)	2,080	2,079

Nordea Bank Abp (Finland)

4.25%, 9/21/2022(a)	886	922

3.75%, 8/30/2023(a)	1,250	1,330

PNC Bank NA 2.70%, 10/22/2029	4,150	4,423

PNC Financial Services Group, Inc. (The)

2.60%, 7/23/2026	2,000	2,140

2.55%, 1/22/2030	1,975	2,074

Royal Bank of Canada (Canada)

2.25%, 11/1/2024	2,600	2,727

4.65%, 1/27/2026	423	483

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Santander UK Group Holdings plc (United Kingdom)

(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	3,260	3,270

(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	16,600	16,655

(SOFR + 1.48%), 2.90%, 3/15/2032 (b)	6,805	7,040

Societe Generale SA (France)

2.63%, 10/16/2024 (a)	18,306	19,097

2.63%, 1/22/2025 (a)	11,635	12,139

4.25%, 4/14/2025 (a)	8,625	9,368

4.75%, 11/24/2025 (a)	6,630	7,383

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a)(b)	11,590	11,528

3.00%, 1/22/2030 (a)	4,000	4,190

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a)(b)	16,765	17,097

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a)(b)	800	812

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (a)(b)	2,825	2,846

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a)(b)	1,200	1,256

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a)(b)	10,365	10,832

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a)(b)	9,915	9,825

Sumitomo Mitsui Financial Group, Inc. (Japan)

3.75%, 7/19/2023	1,250	1,327

3.94%, 10/16/2023	654	702

4.44%, 4/2/2024 (a)	1,200	1,302

1.47%, 7/8/2025	1,500	1,522

3.04%, 7/16/2029	1,395	1,501

2.75%, 1/15/2030	3,500	3,708

Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.05%, 9/12/2025 (a)	2,350	2,341

Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	2,600	2,806

Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	2,000	2,019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Truist Bank

3.20%, 4/1/2024	1,250	1,334

2.15%, 12/6/2024	500	523

Truist Financial Corp.

3.75%, 12/6/2023	1,600	1,716

4.00%, 5/1/2025	1,857	2,058

UniCredit SpA (Italy) 3.75%, 4/12/2022 (a)	2,000	2,038

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a)(b)	13,550	13,561

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a)(b)	10,390	10,590

(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a)(b)	10,000	12,098

US Bancorp

Series X, 3.15%, 4/27/2027	1,660	1,827

3.00%, 7/30/2029	1,325	1,443

Wachovia Corp.

6.61%, 10/1/2025	1,650	1,985

7.57%, 8/1/2026 (e)	515	662

Wells Fargo & Co.

(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	1,000	1,038

Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b)(c)(d)	13,220	13,745

3.00%, 10/23/2026	5,000	5,406

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (b)	3,813	4,129

4.30%, 7/22/2027	173	198

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	4,475	4,964

(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	2,000	2,086

4.15%, 1/24/2029	5,000	5,757

(SOFR + 1.43%), 2.88%, 10/30/2030 (b)	8,700	9,251

(SOFR + 1.26%), 2.57%, 2/11/2031 (b)	7,000	7,268

(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	16,505	17,301

5.38%, 11/2/2043	853	1,149

4.90%, 11/17/2045	6,610	8,574

4.40%, 6/14/2046	3,016	3,680

Westpac Banking Corp. (Australia)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b)	2,000	2,081

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b)	1,000	1,112

4.42%, 7/24/2039	520	623

		966,826

Beverages — 0.5%

Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	13,415	16,538

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.00%, 4/13/2028	11,690	13,306

4.75%, 1/23/2029	14,657	17,425

4.38%, 4/15/2038	5,000	5,967

3.75%, 7/15/2042	5,500	6,053

4.44%, 10/6/2048	3,000	3,623

Coca-Cola Femsa SAB de CV (Mexico)

2.75%, 1/22/2030	1,380	1,440

1.85%, 9/1/2032	500	480

Constellation Brands, Inc. 4.65%, 11/15/2028	3,000	3,534

Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	365	394

Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	3,160	3,355

Keurig Dr Pepper, Inc.

3.40%, 11/15/2025	1,700	1,853

2.55%, 9/15/2026	507	539

3.43%, 6/15/2027	225	250

4.60%, 5/25/2028	4,110	4,823

3.80%, 5/1/2050	2,808	3,194

PepsiCo, Inc. 3.45%, 10/6/2046	6,310	7,147

		89,921

Biotechnology — 0.5%

AbbVie, Inc.

2.80%, 3/15/2023	500	515

3.60%, 5/14/2025	5,000	5,435

2.95%, 11/21/2026	5,550	5,981

3.20%, 11/21/2029	8,526	9,319

4.05%, 11/21/2039	9,103	10,697

4.63%, 10/1/2042	3,900	4,828

Amgen, Inc.

2.20%, 2/21/2027	215	224

3.00%, 1/15/2052	4,255	4,259

Biogen, Inc.

2.25%, 5/1/2030	8,287	8,414

3.15%, 5/1/2050	2,954	2,919

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — continued

Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	4,435	4,324

Gilead Sciences, Inc.

1.65%, 10/1/2030	4,000	3,902

2.60%, 10/1/2040	5,200	5,069

4.50%, 2/1/2045	6,500	8,037

2.80%, 10/1/2050	3,800	3,692

Regeneron Pharmaceuticals, Inc.

2.80%, 9/15/2050	10,315	9,762

		87,377

Building Products — 0.1%

Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	3,803	3,907

CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	219

Griffon Corp. 5.75%, 3/1/2028	4,355	4,621

JELD-WEN, Inc. 6.25%, 5/15/2025 (a)	1,175	1,246

Standard Industries, Inc.

5.00%, 2/15/2027 (a)	350	362

4.75%, 1/15/2028 (a)	5,118	5,313

3.38%, 1/15/2031 (a)	3,156	3,042

Summit Materials LLC

5.13%, 6/1/2025 (a)	2,140	2,170

5.25%, 1/15/2029 (a)	3,200	3,388

Trane Technologies Co. LLC 7.20%, 6/1/2025	60	69

		24,337

Capital Markets — 2.5%

Bank of New York Mellon Corp. (The) 3.25%, 5/16/2027	1,200	1,324

Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	159	201

Brookfield Finance, Inc. (Canada)

3.90%, 1/25/2028	1,265	1,422

4.85%, 3/29/2029	280	334

4.70%, 9/20/2047	645	799

Charles Schwab Corp. (The)

Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (c) (d)	8,170	8,599

Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (c) (d)	15,790	16,422

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

Credit Suisse AG (Switzerland) 1.00%, 5/5/2023	1,000	1,010

Credit Suisse Group AG (Switzerland)

(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (b) (c) (d)	12,300	13,546

(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	250	260

(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	300	308

(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	1,890	1,859

4.28%, 1/9/2028 (a)	14,706	16,442

(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (b)	831	919

(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	20,755	21,649

Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	1,098	1,117

Deutsche Bank AG (Germany) 4.25%, 10/14/2021	1,850	1,858

(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	2,620	2,689

Goldman Sachs Group, Inc. (The)

3.50%, 1/23/2025	2,566	2,764

3.75%, 5/22/2025	4,789	5,218

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	1,612	1,726

4.25%, 10/21/2025	364	406

Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b) (c) (d)	2,605	2,658

3.50%, 11/16/2026	15,000	16,329

Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (b)	3,140	3,116

3.85%, 1/26/2027	1,664	1,840

(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	20,395	20,473

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	6,079	6,752

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (b)	9,035	10,344

(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	9,495	9,800

(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	19,360	19,573

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	15,310	17,915

(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	2,260	2,389

Jefferies Group LLC

6.45%, 6/8/2027	104	130

6.25%, 1/15/2036	950	1,287

Lehman Brothers Holdings, Inc.

8.00%, 8/1/2015 (f)	295	2

3.60%, 12/30/2016 (f)	235	2

5.75%, 5/17/2049 (f)	1,000	6

LPL Holdings, Inc. 4.00%, 3/15/2029(a)	1,860	1,900

Macquarie Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (b)	800	955

(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (b)	400	405

Morgan Stanley

4.88%, 11/1/2022	3,500	3,679

4.10%, 5/22/2023	750	795

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (b)	2,240	2,358

3.70%, 10/23/2024	1,241	1,352

(SOFR + 1.15%), 2.72%, 7/22/2025(b)	1,259	1,324

4.00%, 7/23/2025	2,677	2,970

5.00%, 11/24/2025	1,617	1,861

3.88%, 1/27/2026	4,268	4,759

(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	22,160	22,369

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	6,667	7,407

(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	3,388	3,784

(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)	8,282	9,655

(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	15,650	16,387

(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	2,490	2,407

(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	7,360	7,379

(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (b)	5,425	6,708

(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	5,500	5,896

MSCI, Inc. 3.63%, 9/1/2030 (a)	1,860	1,959

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

Nomura Holdings, Inc. (Japan)

2.65%, 1/16/2025	2,856	2,993

1.85%, 7/16/2025	1,300	1,329

Northern Trust Corp.

(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (b)	1,000	1,091

Nuveen LLC 4.00%, 11/1/2028 (a)	710	815

S&P Global, Inc. 3.25%, 12/1/2049	2,500	2,734

TD Ameritrade Holding Corp. 2.75%, 10/1/2029	800	853

UBS Group AG (Switzerland)

(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (b) (c) (d) (g)	EUR 11,400	13,763

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (b)	1,303	1,333

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	8,895	8,875

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)	21,658	21,632

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (b)	16,300	17,620

		392,835

Chemicals — 0.5%

Air Products and Chemicals, Inc.

2.70%, 5/15/2040	800	823

Axalta Coating Systems LLC

4.75%, 6/15/2027 (a)	5,239	5,501

CF Industries, Inc. 4.95%, 6/1/2043	3,904	4,816

Chemours Co. (The)

5.38%, 5/15/2027	3,835	4,165

5.75%, 11/15/2028 (a)	2,885	3,058

CVR Partners LP 9.25%, 6/15/2023(a)	732	733

Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,675	4,769

INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	4,580	4,637

International Flavors & Fragrances, Inc. 1.83%, 10/15/2027 (a)	1,890	1,905

3.27%, 11/15/2040 (a)	1,630	1,724

3.47%, 12/1/2050 (a)	1,270	1,381

LYB International Finance III LLC

3.38%, 5/1/2030	6,220	6,848

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued

3.38%, 10/1/2040	2,000	2,115

3.63%, 4/1/2051	4,160	4,517

NOVA Chemicals Corp. (Canada)

4.88%, 6/1/2024 (a)	2,300	2,432

5.00%, 5/1/2025 (a)	2,430	2,582

5.25%, 6/1/2027 (a)	5,202	5,558

4.25%, 5/15/2029 (a)	945	950

Nutrien Ltd. (Canada)

2.95%, 5/13/2030	1,435	1,531

4.13%, 3/15/2035	511	589

Olin Corp. 5.63%, 8/1/2029	1,495	1,650

Scotts Miracle-Gro Co. (The)

5.25%, 12/15/2026	2,020	2,093

4.50%, 10/15/2029	5,513	5,761

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	6,323	6,449

Union Carbide Corp. 7.75%, 10/1/2096	1,305	2,386

Valvoline, Inc. 4.25%, 2/15/2030 (a)	2,990	3,102

W.R. Grace & Co.-Conn. 4.88%, 6/15/2027 (a)	3,346	3,471

WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	965	1,005

		86,551

Commercial Services & Supplies — 0.4%

ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,530	4,552

ADT Security Corp. (The)

4.13%, 8/1/2029 (a)	2,664	2,661

4.88%, 7/15/2032 (a)	5,260	5,338

Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	3,642	3,656

Aramark Services, Inc.

5.00%, 4/1/2025 (a)	1,100	1,128

5.00%, 2/1/2028 (a)	2,340	2,434

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	2,800	2,941

Ford Foundation (The)

Series 2020, 2.82%, 6/1/2070	3,000	3,069

Garda World Security Corp. (Canada)

4.63%, 2/15/2027 (a)	1,880	1,885

9.50%, 11/1/2027 (a)	1,550	1,688

GFL Environmental, Inc. (Canada)

3.75%, 8/1/2025 (a)	6,375	6,565

4.00%, 8/1/2028 (a)	3,675	3,647

3.50%, 9/1/2028 (a)	1,905	1,901

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Commercial Services & Supplies — continued

Harsco Corp. 5.75%, 7/31/2027 (a)	1,110	1,152

ILFC E-Capital Trust I

(USD Constant Maturity 30 Year + 1.55%), 3.66%, 12/21/2065 (a)(b)	5,334	4,347

Madison IAQ LLC 4.13%, 6/30/2028 (a)	2,880	2,896

Nielsen Finance LLC 5.63%, 10/1/2028 (a)	6,795	7,143

Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	6,973	7,544

Republic Services, Inc.

4.75%, 5/15/2023	103	109

1.45%, 2/15/2031	2,010	1,915

Stericycle, Inc.

5.38%, 7/15/2024 (a)	1,260	1,292

3.88%, 1/15/2029 (a)	5,265	5,358

		73,221

Communications Equipment — 0.1%

CommScope Technologies LLC 5.00%, 3/15/2027 (a)	3,370	3,318

CommScope, Inc.

6.00%, 3/1/2026 (a)	7,639	8,015

4.75%, 9/1/2029 (a)	2,876	2,912

Plantronics, Inc. 4.75%, 3/1/2029 (a)	2,877	2,754

		16,999

Construction & Engineering — 0.1%

AECOM 5.13%, 3/15/2027	2,676	2,989

Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,827	1,395

Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,345	4,464

Interchile SA (Chile) 4.50%, 6/30/2056 (a)	3,053	3,235

MasTec, Inc. 4.50%, 8/15/2028 (a)	4,700	4,947

Weekley Homes LLC 4.88%, 9/15/2028 (a)	2,975	3,083

		20,113

Construction Materials — 0.0% (h)

Cemex SAB de CV (Mexico) 3.88%, 7/11/2031 (a)	3,843	3,953

CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,655

		5,608

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — 1.0%

AerCap Ireland Capital DAC (Ireland)

4.45%, 12/16/2021	3,500	3,529

3.50%, 5/26/2022	400	408

4.63%, 7/1/2022	3,040	3,143

4.50%, 9/15/2023	1,780	1,899

6.50%, 7/15/2025	398	464

1.75%, 1/30/2026	2,550	2,523

Ally Financial, Inc.

5.75%, 11/20/2025	6,155	7,052

8.00%, 11/1/2031	1,780	2,609

American Express Co.

3.63%, 12/5/2024	276	301

4.20%, 11/6/2025	3,000	3,403

American Honda Finance Corp. 2.30%, 9/9/2026	320	338

Avolon Holdings Funding Ltd. (Ireland)

5.25%, 5/15/2024 (a)	3,120	3,421

2.88%, 2/15/2025 (a)	2,301	2,373

5.50%, 1/15/2026 (a)	2,175	2,460

2.13%, 2/21/2026 (a)	8,230	8,212

4.25%, 4/15/2026 (a)	2,215	2,402

2.53%, 11/18/2027 (a)	23,994	23,820

Capital One Financial Corp.

3.20%, 2/5/2025	200	215

3.75%, 7/28/2026	840	929

Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (c) (d)	3,402	3,526

Ford Motor Credit Co. LLC

3.22%, 1/9/2022	3,480	3,502

3.37%, 11/17/2023	1,655	1,708

4.06%, 11/1/2024	3,440	3,636

5.13%, 6/16/2025	1,220	1,339

4.13%, 8/4/2025	6,700	7,152

3.38%, 11/13/2025	1,247	1,291

4.39%, 1/8/2026	3,750	4,022

4.54%, 8/1/2026	8,140	8,841

2.70%, 8/10/2026	906	915

4.27%, 1/9/2027	3,910	4,184

4.13%, 8/17/2027	3,405	3,643

5.11%, 5/3/2029	1,887	2,132

4.00%, 11/13/2030	4,126	4,353

3.63%, 6/17/2031	13,250	13,647

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

General Motors Financial Co., Inc.

3.60%, 6/21/2030	10,625	11,535

2.70%, 6/10/2031	2,075	2,109

Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024 (a) (i)	3,694	3,535

ILFC E-Capital Trust II

(US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.91%, 12/21/2065 (a) (b)	1,790	1,513

John Deere Capital Corp. 2.65%, 6/10/2026	1,000	1,078

Navient Corp.

6.13%, 3/25/2024	1,895	2,054

6.75%, 6/25/2025	1,970	2,196

5.00%, 3/15/2027	915	961

OneMain Finance Corp.

7.13%, 3/15/2026	6,558	7,664

6.63%, 1/15/2028	905	1,045

5.38%, 11/15/2029	2,530	2,764

Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	644	707

		170,553

Containers & Packaging — 0.4%

Ardagh Packaging Finance plc

5.25%, 4/30/2025 (a)	417	436

4.13%, 8/15/2026 (a)	9,580	9,961

5.25%, 8/15/2027 (a)	1,725	1,786

Ball Corp.

5.25%, 7/1/2025	2,095	2,367

2.88%, 8/15/2030	1,910	1,915

Berry Global, Inc.

4.88%, 7/15/2026 (a)	3,660	3,859

5.63%, 7/15/2027 (a)	185	195

Crown Americas LLC 4.75%, 2/1/2026	1,855	1,925

Greif, Inc. 6.50%, 3/1/2027 (a)	4,644	4,877

Klabin Austria GmbH (Brazil) 5.75%, 4/3/2029 (g)	1,889	2,145

LABL, Inc. 6.75%, 7/15/2026 (a)	4,605	4,835

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	4,525	4,559

Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,340	3,602

Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	6,558	6,556

Sealed Air Corp.

5.25%, 4/1/2023 (a)	625	656

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued

5.13%, 12/1/2024 (a)	2,365	2,566

4.00%, 12/1/2027 (a)	1,875	2,011

Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (e)	3,113	3,280

WRKCo, Inc. 4.65%, 3/15/2026	2,500	2,849

		60,380

Distributors — 0.0% (h)

Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	8,352	8,018

Diversified Consumer Services — 0.0% (h)

Service Corp. International 5.13%, 6/1/2029	5,135	5,599

University of Southern California Series A, 3.23%, 10/1/2120	800	828

		6,427

Diversified Financial Services — 0.4%

CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (a)	800	811

CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	1,135	1,258

EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	13,425	13,315

GE Capital Funding LLC 4.05%, 5/15/2027	5,000	5,660

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	10,235	12,423

GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	3,623	3,844

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	257	265

LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	4,725	4,809

Mitsubishi HC Capital, Inc. (Japan)

2.65%, 9/19/2022 (a)	200	204

3.96%, 9/19/2023 (a)	1,215	1,291

3.56%, 2/28/2024 (a)	1,900	2,016

ORIX Corp. (Japan)

4.05%, 1/16/2024	300	324

3.25%, 12/4/2024	2,850	3,069

Petronas Capital Ltd. (Malaysia) 2.48%, 1/28/2032 (a)	4,000	4,069

Sabre GLBL, Inc.

9.25%, 4/15/2025 (a)	2,285	2,633

7.38%, 9/1/2025 (a)	400	423

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Financial Services — continued

Shell International Finance BV (Netherlands)

3.25%, 5/11/2025	1,098	1,190

2.88%, 5/10/2026	246	266

3.63%, 8/21/2042	6,600	7,443

4.00%, 5/10/2046	3,000	3,585

Siemens Financieringsmaatschappij NV (Germany)

2.00%, 9/15/2023 (a)	2,150	2,220

3.30%, 9/15/2046 (a)	2,000	2,227

Voya Financial, Inc. 5.70%, 7/15/2043	300	419

		73,764

Diversified Telecommunication Services — 1.8%

Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	2,500	2,747

Altice France SA (France) 5.13%, 7/15/2029 (a)	3,336	3,373

AT&T, Inc.

1.65%, 2/1/2028	5,000	4,997

6.88%, 10/15/2031	2,025	2,740

3.50%, 6/1/2041	5,000	5,269

3.10%, 2/1/2043	1,380	1,367

Bell Canada (The) (Canada) Series US-6, 3.20%, 2/15/2052	915	946

CCO Holdings LLC

5.75%, 2/15/2026 (a)	3,439	3,538

5.50%, 5/1/2026 (a)	3,245	3,343

5.13%, 5/1/2027 (a)	11,999	12,537

5.00%, 2/1/2028 (a)	9,925	10,397

5.38%, 6/1/2029 (a)	8,896	9,719

4.75%, 3/1/2030 (a)	20,221	21,396

4.50%, 8/15/2030 (a)	15,275	15,960

4.25%, 2/1/2031 (a)	3,250	3,335

4.25%, 1/15/2034 (a)	3,020	3,047

Cincinnati Bell, Inc. 8.00%, 10/15/2025 (a)	1,638	1,713

Embarq Corp. 8.00%, 6/1/2036	4,092	4,307

Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	5,217	5,577

Intelsat Jackson Holdings SA (Luxembourg)

8.00%, 2/15/2024 (a) (e) (f)	1,760	1,826

8.50%, 10/15/2024 (a)(f)	7,233	3,906

Level 3 Financing, Inc.

5.25%, 3/15/2026	2,557	2,636

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

4.63%, 9/15/2027 (a)	5,707	5,886

Lumen Technologies, Inc.

5.63%, 4/1/2025	1,197	1,295

5.13%, 12/15/2026 (a)	10,925	11,296

4.00%, 2/15/2027 (a)	7,383	7,577

5.38%, 6/15/2029 (a)	2,297	2,359

Sprint Capital Corp. 8.75%, 3/15/2032	8,352	12,790

Switch Ltd. 3.75%, 9/15/2028 (a)	5,510	5,606

Telecom Italia Capital SA (Italy)

6.38%, 11/15/2033	1,061	1,247

6.00%, 9/30/2034	3,048	3,466

7.72%, 6/4/2038	190	246

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	4,990	5,418

Verizon Communications, Inc.

2.63%, 8/15/2026	79	84

2.10%, 3/22/2028	3,270	3,357

4.33%, 9/21/2028	2,156	2,518

4.02%, 12/3/2029	12,013	13,818

1.68%, 10/30/2030	14,010	13,529

2.55%, 3/21/2031	10,395	10,737

2.65%, 11/20/2040	14,625	14,189

3.40%, 3/22/2041	18,750	20,088

2.88%, 11/20/2050	4,380	4,220

2.99%, 10/30/2056	545	526

3.70%, 3/22/2061	2,395	2,633

Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	5,778	6,190

Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	4,603	4,551

		278,302

Electric Utilities — 1.9%

AEP Texas, Inc. Series E, 6.65%, 2/15/2033	750	1,011

AEP Transmission Co. LLC

3.15%, 9/15/2049	485	516

Series M, 3.65%, 4/1/2050	2,000	2,296

AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030 (a)	980	1,015

Alabama Power Co.

6.13%, 5/15/2038	891	1,280

5.50%, 3/15/2041	1,250	1,697

Series A, 4.30%, 7/15/2048	350	443

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Appalachian Power Co.

Series Y, 4.50%, 3/1/2049	315	395

Arizona Public Service Co.

4.70%, 1/15/2044	150	186

4.25%, 3/1/2049	1,000	1,226

Baltimore Gas and Electric Co.

4.25%, 9/15/2048	1,400	1,745

3.20%, 9/15/2049	1,475	1,590

2.90%, 6/15/2050	840	854

CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	2,000	2,076

China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	792

Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	227

Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031 (a)	11,948	11,917

Commonwealth Edison Co. 4.00%, 3/1/2048	300	360

Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,686	2,054

DTE Electric Co. 3.95%, 6/15/2042	381	440

Duke Energy Carolinas LLC 3.70%, 12/1/2047	1,000	1,146

Duke Energy Florida LLC

3.80%, 7/15/2028	600	680

1.75%, 6/15/2030	1,000	988

5.90%, 3/1/2033	412	550

Duke Energy Indiana LLC

Series YYY, 3.25%, 10/1/2049	2,235	2,387

Duke Energy Ohio, Inc. 4.30%, 2/1/2049	1,470	1,851

Duke Energy Progress LLC

4.10%, 5/15/2042	305	365

3.70%, 10/15/2046	200	229

Edison International

4.95%, 4/15/2025	1,033	1,146

5.75%, 6/15/2027	9,277	10,603

Emera US Finance LP (Canada) 2.64%, 6/15/2031 (a)	14,530	14,791

Empresa de Transmision Electrica SA (Panama) 5.13%, 5/2/2049 (a)	1,270	1,448

Enel Finance International NV (Italy)

3.63%, 5/25/2027 (a)	9,635	10,706

1.88%, 7/12/2028 (a)	8,823	8,843

2.25%, 7/12/2031 (a)	9,677	9,641

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Entergy Louisiana LLC

3.12%, 9/1/2027	750	820

1.60%, 12/15/2030	1,570	1,527

4.20%, 4/1/2050	1,400	1,746

Entergy Mississippi LLC

3.85%, 6/1/2049	500	587

3.50%, 6/1/2051	1,580	1,785

Entergy Texas, Inc. 3.55%, 9/30/2049	775	853

Eskom Holdings SOC Ltd. (South Africa) 6.75%, 8/6/2023 (g)	2,900	3,026

Evergy Metro, Inc. 4.20%, 6/15/2047	735	902

Exelon Corp. 4.95%, 6/15/2035	123	153

FEL Energy VI SARL (Mexico) 5.75%, 12/1/2040 (a)	3,729	3,963

Florida Power & Light Co.

5.40%, 9/1/2035	600	806

3.70%, 12/1/2047	4,600	5,513

3.95%, 3/1/2048	665	817

Hydro-Quebec (Canada)

Series HY, 8.40%, 1/15/2022	842	867

Series HK, 9.38%, 4/15/2030	1,000	1,596

Interstate Power and Light Co. 4.10%, 9/26/2028	800	924

ITC Holdings Corp.

3.65%, 6/15/2024	576	617

2.95%, 5/14/2030 (a)	4,000	4,252

Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	1,087

John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	412	512

Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	988	1,392

MidAmerican Energy Co.

3.65%, 4/15/2029	3,970	4,507

3.65%, 8/1/2048	2,000	2,298

Mississippi Power Co. 3.95%, 3/30/2028	560	633

Monongahela Power Co. 4.10%, 4/15/2024 (a)	8,000	8,591

Nevada Power Co.

Series CC, 3.70%, 5/1/2029	1,700	1,921

5.38%, 9/15/2040	626	838

NextEra Energy Capital Holdings, Inc.

3.55%, 5/1/2027	537	595

NextEra Energy Operating Partners LP

4.25%, 9/15/2024 (a)	87	92

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

4.50%, 9/15/2027 (a)	1,091	1,175

Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	650	749

Northern States Power Co.

6.20%, 7/1/2037	173	256

2.60%, 6/1/2051	1,160	1,128

NRG Energy, Inc.

6.63%, 1/15/2027	1,584	1,643

2.45%, 12/2/2027 (a)	2,625	2,668

5.75%, 1/15/2028	1,197	1,279

3.38%, 2/15/2029 (a)	2,149	2,160

5.25%, 6/15/2029 (a)	2,910	3,160

3.63%, 2/15/2031 (a)	632	643

3.88%, 2/15/2032 (a)	1,516	1,537

Ohio Power Co.

Series P, 2.60%, 4/1/2030	2,600	2,751

4.00%, 6/1/2049	600	724

Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	140	140

Oncor Electric Delivery Co. LLC

3.10%, 9/15/2049	1,000	1,070

5.35%, 10/1/2052	550	823

Pacific Gas and Electric Co. (ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (b)	2,760	2,762

1.37%, 3/10/2023	4,225	4,212

3.45%, 7/1/2025	1,630	1,689

2.95%, 3/1/2026	1,030	1,046

3.30%, 3/15/2027	17,630	18,161

4.65%, 8/1/2028	12,247	13,267

4.20%, 6/1/2041	1,670	1,634

4.60%, 6/15/2043	1,951	1,985

4.25%, 3/15/2046	8,746	8,483

PacifiCorp

7.24%, 8/16/2023	250	278

5.75%, 4/1/2037	880	1,208

4.13%, 1/15/2049	1,655	1,998

3.30%, 3/15/2051	3,850	4,110

PECO Energy Co. 2.80%, 6/15/2050	750	757

Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,409

PG&E Corp.

5.00%, 7/1/2028	5,970	5,926

5.25%, 7/1/2030	1,445	1,423

Pinnacle West Capital Corp. 1.30%, 6/15/2025	800	807

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Potomac Electric Power Co. 6.50%, 11/15/2037	360	538

Public Service Co. of Colorado 4.05%, 9/15/2049	2,650	3,310

Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	1,100	1,591

Public Service Electric and Gas Co.

2.25%, 9/15/2026	989	1,042

5.80%, 5/1/2037	850	1,197

5.38%, 11/1/2039	416	568

Southern California Edison Co.

1.85%, 2/1/2022	61	61

Series E, 3.70%, 8/1/2025	2,000	2,188

Series B, 3.65%, 3/1/2028	1,000	1,097

2.85%, 8/1/2029	1,800	1,889

Series 06-E, 5.55%, 1/15/2037	450	559

Series 08-A, 5.95%, 2/1/2038	285	371

Series C, 3.60%, 2/1/2045	1,270	1,284

Series C, 4.13%, 3/1/2048	1,000	1,081

Series 20A, 2.95%, 2/1/2051	8,810	8,040

Southwestern Electric Power Co.

3.55%, 2/15/2022	250	252

Series N, 1.65%, 3/15/2026	2,440	2,477

Series M, 4.10%, 9/15/2028	400	456

Series J, 3.90%, 4/1/2045	1,242	1,393

State Grid Overseas Investment BVI Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,102

Texas Competitive Electric Holdings Co. LLC

8.50%, 10/1/2021‡ (f)	4,117	6

8.50%, 12/1/2021‡ (f)	2,117	2

Tucson Electric Power Co.

3.05%, 3/15/2025	600	641

4.85%, 12/1/2048	600	792

Union Electric Co.

2.95%, 6/15/2027	644	698

4.00%, 4/1/2048	2,050	2,478

Virginia Electric and Power Co.

3.45%, 2/15/2024	490	521

6.35%, 11/30/2037	235	345

8.88%, 11/15/2038	670	1,202

Vistra Operations Co. LLC

5.50%, 9/1/2026 (a)	4,042	4,157

5.63%, 2/15/2027 (a)	3,900	4,061

5.00%, 7/31/2027 (a)	6,057	6,285

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

4.38%, 5/1/2029 (a)	784	796

4.30%, 7/15/2029 (a)	5,000	5,401

Xcel Energy, Inc. 3.40%, 6/1/2030	2,250	2,492

		305,148

Electrical Equipment — 0.1%

Eaton Corp. 4.15%, 11/2/2042	2,500	3,017

EnerSys

5.00%, 4/30/2023 (a)	4,052	4,214

4.38%, 12/15/2027 (a)	1,060	1,113

Sensata Technologies BV

4.88%, 10/15/2023(a)	1,780	1,905

5.63%, 11/1/2024(a)	2,538	2,823

5.00%, 10/1/2025(a)	554	619

		13,691

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.00%, 4/1/2025	653	707

3.88%, 1/12/2028	221	243

CDW LLC

5.50%, 12/1/2024	500	553

4.25%, 4/1/2028	1,648	1,726

3.25%, 2/15/2029	2,435	2,499

Corning, Inc. 5.35%, 11/15/2048	5,000	6,966

Sensata Technologies, Inc. 3.75%, 2/15/2031(a)	1,085	1,090

		13,784

Energy Equipment & Services — 0.3%

Baker Hughes a GE Co. LLC

2.77%, 12/15/2022	1,500	1,545

4.49%, 5/1/2030	1,200	1,419

4.08%, 12/15/2047	6,150	7,055

Baker Hughes Holdings LLC 5.13%, 9/15/2040	903	1,161

Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	6,298	6,452

Halliburton Co.

3.80%, 11/15/2025	43	47

4.75%, 8/1/2043	270	308

7.60%, 8/15/2096 (a)	275	371

Nabors Industries, Inc. 5.75%, 2/1/2025	3,550	2,995

Oceaneering International, Inc.

4.65%, 11/15/2024	930	947

6.00%, 2/1/2028	1,516	1,500

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — continued

Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	745	762

Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	2,220	2,255

Schlumberger Holdings Corp.

3.75%, 5/1/2024 (a)	505	542

4.00%, 12/21/2025 (a)	39	43

3.90%, 5/17/2028 (a)	14,394	16,092

Schlumberger Investment SA 2.40%, 8/1/2022 (a)	640	649

Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (c)(d)(i)	819	37

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	818	810

Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	452	437

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	2,001	1,971

		47,398

Entertainment — 0.4%

Activision Blizzard, Inc. 2.50%, 9/15/2050	20,776	18,550

Cinemark USA, Inc.

8.75%, 5/1/2025 (a)	435	471

5.25%, 7/15/2028 (a)	2,730	2,594

Live Nation Entertainment, Inc.

5.63%, 3/15/2026 (a)	1,687	1,758

6.50%, 5/15/2027 (a)	4,259	4,696

4.75%, 10/15/2027 (a)	4,000	4,064

Netflix, Inc.

5.88%, 2/15/2025	1,332	1,528

4.88%, 4/15/2028	3,458	4,042

5.38%, 11/15/2029 (a)	10,759	13,231

4.88%, 6/15/2030 (a)	6,826	8,169

Walt Disney Co. (The)

8.88%, 4/26/2023	147	167

7.75%, 1/20/2024	800	933

2.00%, 9/1/2029	4,310	4,395

WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	3,690	3,889

3.00%, 2/15/2031(a)	2,985	2,940

		71,427

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — 0.8%

Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	1,145	1,099

American Tower Corp.

2.10%, 6/15/2030	19,130	18,917

3.10%, 6/15/2050	115	114

Boston Properties LP 3.80%, 2/1/2024	299	318

Camden Property Trust 3.15%, 7/1/2029	2,955	3,234

Corporate Office Properties LP 2.25%, 3/15/2026	1,550	1,599

Crown Castle International Corp. 2.90%, 4/1/2041	7,134	7,007

Duke Realty LP

3.25%, 6/30/2026	180	196

1.75%, 7/1/2030	2,500	2,437

ERP Operating LP 2.85%, 11/1/2026	3,000	3,221

Essex Portfolio LP 2.65%, 3/15/2032	3,255	3,359

GLP Capital LP 4.00%, 1/15/2030	4,050	4,374

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	654

Healthcare Trust of America Holdings LP 3.75%, 7/1/2027	3,382	3,771

Healthpeak Properties, Inc. 3.00%, 1/15/2030	500	535

Iron Mountain, Inc.

4.88%, 9/15/2027 (a)	2,370	2,468

5.25%, 7/15/2030(a)	1,000	1,065

4.50%, 2/15/2031(a)	1,364	1,403

Life Storage LP 2.20%, 10/15/2030	1,470	1,473

MGM Growth Properties Operating Partnership LP

5.63%, 5/1/2024	5,455	5,946

4.63%, 6/15/2025(a)	701	753

5.75%, 2/1/2027	735	846

MPT Operating Partnership LP 4.63%, 8/1/2029	1,425	1,524

National Retail Properties, Inc.

3.60%, 12/15/2026	948	1,039

4.30%, 10/15/2028	800	912

Office Properties Income Trust 4.50%, 2/1/2025	6,666	7,207

Prologis LP 3.00%, 4/15/2050	5,139	5,383

Realty Income Corp.

3.88%, 7/15/2024	2,018	2,185

3.88%, 4/15/2025	840	924

3.25%, 1/15/2031	555	613

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

1.80%, 3/15/2033	1,100	1,064

RHP Hotel Properties LP

4.75%, 10/15/2027	7,301	7,606

Safehold Operating Partnership LP 2.80%, 6/15/2031	5,000	5,051

SBA Communications Corp.

3.88%, 2/15/2027	3,080	3,201

3.13%, 2/1/2029 (a)	3,052	2,999

Scentre Group Trust 1 (Australia)

3.50%, 2/12/2025 (a)	1,420	1,525

3.25%, 10/28/2025 (a)	1,000	1,073

Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a)(b)	1,500	1,597

Simon Property Group LP 3.25%, 9/13/2049	5,239	5,383

UDR, Inc.

2.10%, 8/1/2032	950	927

1.90%, 3/15/2033	505	480

Ventas Realty LP

3.75%, 5/1/2024	588	629

3.50%, 2/1/2025	448	482

4.13%, 1/15/2026	86	96

3.25%, 10/15/2026	218	236

3.85%, 4/1/2027	618	691

VICI Properties LP

3.50%, 2/15/2025 (a)	1,650	1,691

4.25%, 12/1/2026 (a)	2,314	2,431

3.75%, 2/15/2027 (a)	575	598

4.63%, 12/1/2029 (a)	5,846	6,357

4.13%, 8/15/2030 (a)	575	614

WP Carey, Inc.

4.25%, 10/1/2026	2,155	2,437

2.25%, 4/1/2033	2,880	2,814

		134,558

Food & Staples Retailing — 0.4%

7-Eleven, Inc.

0.63%, 2/10/2023 (a)	2,235	2,233

0.95%, 2/10/2026 (a)	1,390	1,371

1.30%, 2/10/2028 (a)	1,114	1,082

2.50%, 2/10/2041 (a)	1,133	1,064

Albertsons Cos., Inc.

3.50%, 2/15/2023 (a)	710	731

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Food & Staples Retailing — continued

5.75%, 3/15/2025	224	229

3.25%, 3/15/2026 (a)	2,934	3,011

4.63%, 1/15/2027 (a)	17,265	18,280

5.88%, 2/15/2028 (a)	1,095	1,174

3.50%, 3/15/2029 (a)	1,129	1,140

4.88%, 2/15/2030 (a)	1,010	1,102

Alimentation Couche-Tard, Inc. (Canada)

3.44%, 5/13/2041 (a)	450	473

3.63%, 5/13/2051 (a)	505	538

Kroger Co. (The) Series B, 7.70%, 6/1/2029	900	1,252

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	4,904	5,106

Rite Aid Corp. 8.00%, 11/15/2026 (a)	7,000	7,218

Sysco Corp.

2.40%, 2/15/2030	4,000	4,120

3.30%, 2/15/2050	7,685	8,059

Walmart, Inc. 3.25%, 7/8/2029	2,315	2,600

		60,783

Food Products — 0.3%

Archer-Daniels-Midland Co.

2.50%, 8/11/2026	1,650	1,756

4.50%, 3/15/2049	1,200	1,615

Bimbo Bakeries USA, Inc. (Mexico) 4.00%, 5/17/2051 (a)	1,526	1,689

Campbell Soup Co. 4.15%, 3/15/2028	1,700	1,936

Darling Ingredients, Inc. 5.25%, 4/15/2027(a)	4,878	5,095

JBS USA LUX SA 6.50%, 4/15/2029(a)	4,528	5,128

Lamb Weston Holdings, Inc.

4.63%, 11/1/2024 (a)	1,274	1,307

4.88%, 11/1/2026 (a)	3,973	4,087

4.88%, 5/15/2028 (a)	2,060	2,291

MARB BondCo plc (Brazil) 3.95%, 1/29/2031(a)	2,523	2,456

Mars, Inc. 0.88%, 7/16/2026 (a)	2,300	2,268

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	497	558

Pilgrim’s Pride Corp. 5.88%, 9/30/2027(a)	1,266	1,351

Post Holdings, Inc.

5.75%, 3/1/2027 (a)	8,790	9,201

4.63%, 4/15/2030 (a)	2,775	2,833

Tyson Foods, Inc.

4.35%, 3/1/2029	4,100	4,793

5.15%, 8/15/2044	155	206

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued

Unilever Capital Corp. (United Kingdom) 2.13%, 9/6/2029	1,900	1,962

Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	5,250	5,391

		55,923

Gas Utilities — 0.1%

AmeriGas Partners LP

5.63%, 5/20/2024	2,234	2,443

5.88%, 8/20/2026	1,475	1,659

5.75%, 5/20/2027	2,436	2,741

Atmos Energy Corp.

5.50%, 6/15/2041	1,110	1,513

4.15%, 1/15/2043	582	688

Brooklyn Union Gas Co. (The)

3.87%, 3/4/2029 (a)	1,030	1,147

4.27%, 3/15/2048 (a)	1,000	1,159

ONE Gas, Inc. 4.50%, 11/1/2048	400	497

Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	800	883

Southern California Gas Co.

Series TT, 2.60%, 6/15/2026	1,100	1,171

Series XX, 2.55%, 2/1/2030	715	747

Southern Natural Gas Co. LLC

0.63%, 4/28/2023 (a)	1,380	1,382

8.00%, 3/1/2032	350	503

4.80%, 3/15/2047 (a)	204	254

		16,787

Health Care Equipment & Supplies — 0.2%

Abbott Laboratories 1.15%, 1/30/2028	660	650

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	6,096	6,446

Becton Dickinson and Co.

3.73%, 12/15/2024	219	238

3.70%, 6/6/2027	13,360	14,902

6.00%, 5/15/2039	400	543

DH Europe Finance II SARL 3.25%, 11/15/2039	1,400	1,525

Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	4,442	4,653

Hologic, Inc.

4.63%, 2/1/2028 (a)	1,143	1,216

3.25%, 2/15/2029 (a)	5,590	5,728

Zimmer Biomet Holdings, Inc. 3.55%, 3/20/2030	3,500	3,872

		39,773

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — 1.8%

Acadia Healthcare Co., Inc.

5.50%, 7/1/2028 (a)	4,817	5,081

5.00%, 4/15/2029 (a)	2,500	2,613

AdaptHealth LLC 4.63%, 8/1/2029 (a)	6,600	6,618

Aetna, Inc.

2.80%, 6/15/2023	546	566

4.50%, 5/15/2042	224	272

Ascension Health 3.95%, 11/15/2046	687	857

Banner Health 1.90%, 1/1/2031	2,439	2,449

Centene Corp. 4.63%, 12/15/2029	25,670	28,157

Children’s Hospital Series 2020, 2.93%, 7/15/2050	763	784

Cigna Corp.

4.50%, 2/25/2026	1,000	1,136

4.38%, 10/15/2028	13,285	15,501

CommonSpirit Health

1.55%, 10/1/2025	1,275	1,292

2.78%, 10/1/2030	1,275	1,334

3.91%, 10/1/2050	1,255	1,406

Community Health Systems, Inc.

5.63%, 3/15/2027 (a)	3,588	3,785

6.00%, 1/15/2029 (a)	2,669	2,846

4.75%, 2/15/2031 (a)	6,320	6,447

Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	500	555

CVS Health Corp. 4.30%, 3/25/2028	1,463	1,684

4.78%, 3/25/2038	5,500	6,845

2.70%, 8/21/2040	2,620	2,573

DaVita, Inc.

4.63%, 6/1/2030 (a)	8,065	8,429

3.75%, 2/15/2031 (a)	1,938	1,915

Encompass Health Corp.

4.50%, 2/1/2028	5,135	5,379

4.75%, 2/1/2030	4,840	5,161

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	4,480	3,786

Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	1,580	1,613

Hartford HealthCare Corp. 3.45%, 7/1/2054	2,350	2,490

HCA, Inc.

5.38%, 2/1/2025	2,000	2,253

5.88%, 2/15/2026	375	435

5.38%, 9/1/2026	9,105	10,503

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

4.50%, 2/15/2027	20,305	23,011

5.63%, 9/1/2028	27,251	32,497

5.88%, 2/1/2029	16,788	20,355

3.50%, 9/1/2030	360	386

5.50%, 6/15/2047	2,000	2,642

3.50%, 7/15/2051	6,085	6,214

McKesson Corp. 0.90%, 12/3/2025	2,720	2,691

Memorial Health Services 3.45%, 11/1/2049	645	723

Memorial Sloan-Kettering Cancer Center

4.13%, 7/1/2052	225	286

Series 2015, 4.20%, 7/1/2055	785	1,029

MidMichigan Health Series 2020, 3.41%, 6/1/2050	955	1,067

Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	666	743

MultiCare Health System 2.80%, 8/15/2050	355	362

New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	700	675

NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,110	1,195

Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	363	389

Quest Diagnostics, Inc. 2.95%, 6/30/2030	1,000	1,070

Tenet Healthcare Corp.

4.63%, 7/15/2024	1,745	1,769

4.63%, 9/1/2024 (a)	1,385	1,418

7.50%, 4/1/2025 (a)	925	990

4.88%, 1/1/2026 (a)	8,625	8,947

6.25%, 2/1/2027 (a)	500	521

5.13%, 11/1/2027 (a)	13,532	14,242

4.25%, 6/1/2029 (a)	1,754	1,792

Texas Health Resources

2.33%, 11/15/2050	500	464

4.33%, 11/15/2055	1,075	1,435

UnitedHealth Group, Inc.

4.63%, 7/15/2035	98	125

3.05%, 5/15/2041	8,890	9,430

3.95%, 10/15/2042	615	734

3.75%, 10/15/2047	1,120	1,310

3.25%, 5/15/2051	5,345	5,856

3.88%, 8/15/2059	805	973

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

Universal Health Services, Inc. 2.65%, 10/15/2030(a)	6,655	6,781

Yale-New Haven Health Services Corp.

Series 2020, 2.50%, 7/1/2050	970	925

		287,812

Health Care Technology — 0.1%

IQVIA, Inc.

5.00%, 10/15/2026 (a)	2,575	2,652

5.00%, 5/15/2027 (a)	5,377	5,619

		8,271

Hotels, Restaurants & Leisure — 0.7%

1011778 BC ULC (Canada)

3.88%, 1/15/2028 (a)	4,250	4,303

4.00%, 10/15/2030 (a)	3,334	3,316

Boyd Gaming Corp. 4.75%, 12/1/2027	4,045	4,171

Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,785	1,843

Caesars Resort Collection LLC 5.75%, 7/1/2025(a)	4,465	4,692

Carnival Corp.

9.88%, 8/1/2027 (a)	5,660	6,522

4.00%, 8/1/2028 (a)	1,896	1,906

Cedar Fair LP

5.38%, 4/15/2027	5,630	5,771

5.25%, 7/15/2029	387	396

Chukchansi Economic Development Authority 8.00%, 4/15/2028 (a)	104	94

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	4,860	5,073

Hilton Domestic Operating Co., Inc.

5.38%, 5/1/2025 (a)	1,425	1,495

3.75%, 5/1/2029 (a)	1,882	1,919

4.88%, 1/15/2030	1,000	1,075

4.00%, 5/1/2031 (a)	378	390

3.63%, 2/15/2032 (a)	1,465	1,454

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,672	2,774

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,395	1,447

International Game Technology plc 6.50%, 2/15/2025 (a)	4,247	4,735

Marriott International, Inc. Series EE, 5.75%, 5/1/2025	2,035	2,338

Marriott Ownership Resorts, Inc.

6.50%, 9/15/2026	1,456	1,506

4.75%, 1/15/2028	118	120

4.50%, 6/15/2029 (a)	2,551	2,576

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

MGM Resorts International

6.75%, 5/1/2025	940	996

5.75%, 6/15/2025	4,038	4,422

5.50%, 4/15/2027	817	889

Royal Caribbean Cruises Ltd.

9.13%, 6/15/2023 (a)	2,392	2,607

11.50%, 6/1/2025 (a)	349	402

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	4,552	4,682

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	5,056	5,111

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,995	2,132

Starbucks Corp. 3.80%, 8/15/2025	1,010	1,115

Station Casinos LLC 5.00%, 10/1/2025 (a)	4,542	4,593

Travel + Leisure Co. 6.00%, 4/1/2027 (e)	1,050	1,162

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	2,151	2,292

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	4,389	4,652

Wynn Resorts Finance LLC

7.75%, 4/15/2025 (a)	1,302	1,383

5.13%, 10/1/2029 (a)	4,356	4,531

Yum! Brands, Inc.

7.75%, 4/1/2025 (a)	3,300	3,556

4.75%, 1/15/2030 (a)	804	887

3.63%, 3/15/2031	1,220	1,253

4.63%, 1/31/2032	1,569	1,706

		108,287

Household Durables — 0.3%

Lennar Corp.

4.50%, 4/30/2024	290	315

4.75%, 11/29/2027	9,985	11,620

MDC Holdings, Inc.

3.85%, 1/15/2030	9,275	9,993

2.50%, 1/15/2031	7,260	7,103

Newell Brands, Inc.

4.70%, 4/1/2026 (e)	6,500	7,264

5.87%, 4/1/2036 (e)	3,265	4,089

Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	6,989	7,164

		47,548

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Household Products — 0.1%

Central Garden & Pet Co.

5.13%, 2/1/2028	535	568

4.13%, 10/15/2030	3,795	3,894

4.13%, 4/30/2031 (a)	745	756

Energizer Holdings, Inc.

4.75%, 6/15/2028 (a)	5,135	5,276

4.38%, 3/31/2029 (a)	3,895	3,906

Kimberly-Clark Corp. 3.20%, 4/25/2029	1,000	1,115

Reckitt Benckiser Treasury Services plc (United Kingdom)

2.75%, 6/26/2024 (a)	1,000	1,053

3.00%, 6/26/2027 (a)	350	379

Spectrum Brands, Inc.

5.75%, 7/15/2025	259	265

5.00%, 10/1/2029 (a)	2,620	2,751

5.50%, 7/15/2030 (a)	2,779	2,984

		22,947

Independent Power and Renewable Electricity Producers—0.1%

AES Corp. (The) 3.30%, 7/15/2025 (a)	1,525	1,629

2.45%, 1/15/2031	1,076	1,086

Calpine Corp.

5.25%, 6/1/2026 (a)	6,044	6,233

4.50%, 2/15/2028 (a)	3,000	3,090

5.13%, 3/15/2028 (a)	3,940	4,009

Clearway Energy Operating LLC 5.00%, 9/15/2026	1,382	1,418

Exelon Generation Co. LLC

3.25%, 6/1/2025	595	640

6.25%, 10/1/2039	200	248

		18,353

Industrial Conglomerates — 0.0% (h)

Roper Technologies, Inc. 1.75%, 2/15/2031	1,200	1,162

Insurance — 0.5%

Aflac, Inc. 3.60%, 4/1/2030	2,500	2,841

AIA Group Ltd. (Hong Kong)

3.20%, 3/11/2025 (a)	996	1,058

3.90%, 4/6/2028 (a)	2,495	2,803

3.60%, 4/9/2029 (a)	495	551

3.20%, 9/16/2040 (a)	1,680	1,738

American Financial Group, Inc. 3.50%, 8/15/2026	1,600	1,749

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

American International Group, Inc. 3.88%, 1/15/2035	2,041	2,336

Aon Corp. 6.25%, 9/30/2040	240	348

Athene Global Funding

0.95%, 1/8/2024 (a)	1,840	1,852

2.75%, 6/25/2024 (a)	630	664

1.45%, 1/8/2026 (a)	1,770	1,782

2.95%, 11/12/2026 (a)	4,500	4,824

Berkshire Hathaway Finance Corp.

4.25%, 1/15/2049	4,410	5,542

2.85%, 10/15/2050	4,720	4,756

2.50%, 1/15/2051	2,255	2,129

Cincinnati Financial Corp. 6.13%, 11/1/2034	1,100	1,530

CNA Financial Corp. 3.95%, 5/15/2024	373	402

F&G Global Funding 1.75%, 6/30/2026 (a)	635	646

Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	406	530

Guardian Life Global Funding 3.40%, 4/25/2023 (a)	2,830	2,971

Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	271	361

Intact US Holdings, Inc. 4.60%, 11/9/2022	800	835

Jackson National Life Global Funding

3.25%, 1/30/2024 (a)	575	611

3.88%, 6/11/2025 (a)	2,637	2,900

John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	2,550	2,946

Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)	475	539

Lincoln National Corp. 3.35%, 3/9/2025	1,100	1,191

Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	1,207	1,363

Marsh & McLennan Cos., Inc. 2.75%, 1/30/2022	433	437

MassMutual Global Funding II

2.75%, 6/22/2024 (a)	2,000	2,119

2.95%, 1/11/2025 (a)	1,200	1,281

MetLife, Inc.

6.50%, 12/15/2032	700	998

4.13%, 8/13/2042	500	605

Metropolitan Life Global Funding I 3.05%, 6/17/2029 (a)	1,500	1,644

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Insurance — continued

Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	2,070

New York Life Global Funding 3.00%, 1/10/2028 (a)	2,831	3,091

New York Life Insurance Co. 6.75%, 11/15/2039 (a)	303	465

Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (b)	2,730	3,186

Principal Financial Group, Inc. 3.70%, 5/15/2029	605	683

Principal Life Global Funding II 3.00%, 4/18/2026 (a)	586	630

Protective Life Corp. 4.30%, 9/30/2028 (a)	700	796

Prudential Financial, Inc. 3.91%, 12/7/2047	2,259	2,677

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	187

Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	1,420	1,511

Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b)	1,000	1,148

Teachers Insurance & Annuity Association of America

4.90%, 9/15/2044 (a)	500	658

4.27%, 5/15/2047 (a)	800	986

Travelers Property Casualty Corp. 7.75%, 4/15/2026	700	903

W R Berkley Corp. 3.55%, 3/30/2052	2,535	2,766

		80,639

Internet & Direct Marketing Retail — 0.0% (h)

Amazon.com, Inc.

3.15%, 8/22/2027	2,000	2,213

3.10%, 5/12/2051	3,845	4,143

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,460	1,584

		7,940

IT Services — 0.3%

Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	5,085	5,168

Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	5,125	5,189

DXC Technology Co. 4.25%, 4/15/2024	517	557

Fidelity National Information Services, Inc. 4.50%, 8/15/2046	2,000	2,485

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — continued

Gartner, Inc.

4.50%, 7/1/2028 (a)	1,645	1,742

3.63%, 6/15/2029 (a)	3,140	3,232

3.75%, 10/1/2030 (a)	5,320	5,567

Global Payments, Inc. 2.90%, 5/15/2030	4,500	4,729

International Business Machines Corp.

4.00%, 6/20/2042	2,510	2,974

4.25%, 5/15/2049	2,600	3,251

Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	2,750	2,846

Square, Inc.

2.75%, 6/1/2026 (a)	2,591	2,665

3.50%, 6/1/2031 (a)	5,396	5,613

Visa, Inc.

4.15%, 12/14/2035	1,510	1,860

2.70%, 4/15/2040	1,500	1,560

		49,438

Leisure Products — 0.0% (h)

Mattel, Inc.

3.15%, 3/15/2023	1,427	1,456

3.38%, 4/1/2026 (a)	2,444	2,539

5.88%, 12/15/2027 (a)	1,145	1,249

3.75%, 4/1/2029 (a)	2,477	2,600

		7,844

Life Sciences Tools & Services — 0.1%

Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	5,055	5,211

Thermo Fisher Scientific, Inc.

1.75%, 10/15/2028	1,880	1,897

2.60%, 10/1/2029	2,000	2,108

2.00%, 10/15/2031	2,140	2,137

		11,353

Machinery — 0.1%

Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	2,480	2,598

Caterpillar, Inc. 3.80%, 8/15/2042	680	812

Colfax Corp. 6.38%, 2/15/2026 (a)	1,069	1,124

Otis Worldwide Corp. 2.06%, 4/5/2025	2,500	2,590

Parker-Hannifin Corp. 6.25%, 5/15/2038	440	621

RBS Global, Inc. 4.88%, 12/15/2025 (a)	4,045	4,125

SPX FLOW, Inc. 5.88%, 8/15/2026 (a)	1,500	1,544

TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	2,865	3,027

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Machinery — continued

Xylem, Inc. 1.95%, 1/30/2028	1,285	1,306

		17,747

Marine — 0.0%(h)

MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,493	2,715

Media — 1.6%

Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	2,733	2,807

AMC Networks, Inc. 5.00%, 4/1/2024	1,032	1,045

Audacy Capital Corp. 6.50%, 5/1/2027 (a)	928	933

Charter Communications Operating LLC

2.80%, 4/1/2031	4,300	4,406

3.50%, 6/1/2041	3,570	3,609

3.70%, 4/1/2051	3,200	3,221

3.90%, 6/1/2052	1,700	1,755

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	2,020	2,106

Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	8,392	8,638

Comcast Corp.

3.38%, 2/15/2025	5,150	5,572

4.40%, 8/15/2035	3,850	4,679

3.90%, 3/1/2038	12,489	14,544

3.25%, 11/1/2039	10,530	11,455

3.40%, 7/15/2046	5,000	5,452

3.97%, 11/1/2047	1,115	1,311

4.00%, 3/1/2048	5,140	6,044

4.00%, 11/1/2049	135	160

3.45%, 2/1/2050	1,708	1,876

2.89%, 11/1/2051 (a)	1,112	1,107

2.45%, 8/15/2052	6,810	6,275

2.94%, 11/1/2056 (a)	1,092	1,082

2.65%, 8/15/2062	4,720	4,389

2.99%, 11/1/2063 (a)	3,177	3,126

Cox Communications, Inc.

1.80%, 10/1/2030 (a)	3,950	3,818

2.95%, 10/1/2050 (a)	2,790	2,645

CSC Holdings LLC

5.25%, 6/1/2024	4,373	4,717

5.50%, 4/15/2027 (a)	6,627	6,933

5.38%, 2/1/2028 (a)	4,127	4,344

6.50%, 2/1/2029 (a)	4,494	4,960

4.50%, 11/15/2031 (a)	2,571	2,588

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	7,688	5,102

DIRECTV Holdings LLC 5.88%, 8/15/2027 (a)	3,366	3,517

Discovery Communications LLC 4.00%, 9/15/2055	5,855	6,268

DISH DBS Corp.

5.88%, 7/15/2022	2,694	2,786

5.00%, 3/15/2023	5,867	6,124

5.88%, 11/15/2024	9,892	10,634

7.75%, 7/1/2026	7,330	8,396

iHeartCommunications, Inc.

6.38%, 5/1/2026	2,900	3,063

8.38%, 5/1/2027	5,687	6,041

5.25%, 8/15/2027 (a)	4,358	4,566

Lamar Media Corp. 4.00%, 2/15/2030	5,400	5,576

Meredith Corp.

6.50%, 7/1/2025 (a)	1,896	2,043

6.88%, 2/1/2026	1,562	1,619

News Corp. 3.88%, 5/15/2029 (a)	4,172	4,290

Nexstar Media, Inc.

5.63%, 7/15/2027 (a)	8,365	8,881

4.75%, 11/1/2028 (a)	1,410	1,466

Outfront Media Capital LLC

6.25%, 6/15/2025 (a)	2,067	2,195

5.00%, 8/15/2027 (a)	3,861	3,981

Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,970	3,991

Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	5,585	5,459

Sirius XM Radio, Inc.

5.38%, 7/15/2026 (a)	2,654	2,725

3.13%, 9/1/2026 (a)	941	959

5.00%, 8/1/2027 (a)	3,180	3,335

4.00%, 7/15/2028 (a)	2,830	2,890

5.50%, 7/1/2029 (a)	6,862	7,514

4.13%, 7/1/2030 (a)	3,517	3,600

Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	800	811

TEGNA, Inc.

4.63%, 3/15/2028	1,905	1,977

5.00%, 9/15/2029	1,525	1,614

Time Warner Cable LLC 7.30%, 7/1/2038	335	488

Univision Communications, Inc. 4.50%, 5/1/2029 (a)	4,184	4,244

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	1,563	1,596

ViacomCBS, Inc.

4.38%, 3/15/2043	2,405	2,812

5.85%, 9/1/2043	650	898

(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(b)	1,234	1,249

Videotron Ltd. (Canada)

5.38%, 6/15/2024 (a)	3,057	3,367

5.13%, 4/15/2027 (a)	4,115	4,284

		265,958

Metals & Mining — 0.8%

Alcoa Nederland Holding BV

7.00%, 9/30/2026 (a)	2,810	2,936

5.50%, 12/15/2027 (a)	1,750	1,883

6.13%, 5/15/2028 (a)	3,845	4,182

Allegheny Technologies, Inc. 5.88%, 12/1/2027	3,660	3,838

Anglo American Capital plc (South Africa)

2.63%, 9/10/2030 (a)	3,056	3,098

3.95%, 9/10/2050 (a)	1,000	1,111

Arconic Corp.

6.00%, 5/15/2025 (a)	1,055	1,117

6.13%, 2/15/2028 (a)	7,065	7,552

Cleveland-Cliffs, Inc.

6.75%, 3/15/2026 (a)	2,200	2,360

4.63%, 3/1/2029 (a)	4,374	4,603

Commercial Metals Co. 4.88%, 5/15/2023	2,566	2,704

FMG Resources August 2006 Pty. Ltd. (Australia)

5.13%, 5/15/2024 (a)	1,453	1,563

4.50%, 9/15/2027 (a)	3,600	3,906

Freeport-McMoRan, Inc.

3.88%, 3/15/2023	700	724

5.00%, 9/1/2027	2,165	2,279

4.13%, 3/1/2028	1,907	1,998

4.38%, 8/1/2028	2,508	2,658

4.25%, 3/1/2030	1,770	1,912

4.63%, 8/1/2030	9,587	10,570

5.40%, 11/14/2034	2,060	2,583

5.45%, 3/15/2043	9,208	11,773

Glencore Finance Canada Ltd. (Switzerland)

6.90%, 11/15/2037 (a)	100	142

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued

5.55%, 10/25/2042 (a) (e)	4,045	5,261

Glencore Funding LLC (Australia)

4.63%, 4/29/2024 (a)	300	329

1.63%, 9/1/2025 (a)	565	571

1.63%, 4/27/2026 (a)	4,000	4,014

2.50%, 9/1/2030 (a)	875	873

2.85%, 4/27/2031 (a)	9,210	9,425

Indonesia Asahan Aluminium Persero PT (Indonesia) 6.53%, 11/15/2028 (a)	2,400	2,949

Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	3,060	3,175

Novelis Corp.

3.25%, 11/15/2026 (a)	1,543	1,582

4.75%, 1/30/2030 (a)	2,620	2,790

3.88%, 8/15/2031 (a)	772	779

Nucor Corp.

4.00%, 8/1/2023	1,000	1,059

2.98%, 12/15/2055 (a)	1,910	1,941

Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	2,000	2,742

Teck Resources Ltd. (Canada)

6.13%, 10/1/2035	1,915	2,471

5.40%, 2/1/2043	1,600	1,970

Vale Overseas Ltd. (Brazil)

3.75%, 7/8/2030	2,546	2,706

8.25%, 1/17/2034	5,880	8,737

		128,866

Mortgage Real Estate Investment Trusts (REITs) — 0.3%

Arbor Realty Trust, Inc.

REIT, 5.00%, 4/30/2026	19,500	19,500

REIT, 5.00%, 4/30/2026	5,000	5,075

Series QIB, REIT, 4.50%, 3/15/2027 (a)	30,000	29,970

		54,545

Multiline Retail — 0.0% (h)

Dollar General Corp. 3.50%, 4/3/2030	1,351	1,504

Multi-Utilities — 0.2%

Ameren Corp. 3.50%, 1/15/2031	2,390	2,643

Ameren Illinois Co. 3.25%, 3/15/2050	3,950	4,327

Berkshire Hathaway Energy Co.

3.25%, 4/15/2028	800	880

6.13%, 4/1/2036	1,349	1,898

2.85%, 5/15/2051	7,740	7,548

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Multi-Utilities — continued

Consolidated Edison Co. of New York, Inc.

Series 06-E, 5.70%, 12/1/2036	400	540

Series 2017, 3.88%, 6/15/2047	1,275	1,451

Series E, 4.65%, 12/1/2048	1,700	2,136

4.50%, 5/15/2058	808	1,005

Consumers Energy Co.

4.35%, 4/15/2049	500	643

4.35%, 8/31/2064	491	631

Dominion Energy, Inc.

Series F, 5.25%, 8/1/2033	785	993

7.00%, 6/15/2038	400	603

Series C, 4.90%, 8/1/2041	46	59

Puget Sound Energy, Inc. 5.76%, 7/15/2040	900	1,244

San Diego Gas & Electric Co.

6.00%, 6/1/2026	685	835

6.00%, 6/1/2039	500	706

4.50%, 8/15/2040	249	310

Series UUU, 3.32%, 4/15/2050	4,780	5,148

		33,600

Oil, Gas & Consumable Fuels — 3.1%

AI Candelaria Spain SLU (Colombia) 7.50%, 12/15/2028 (g)	1,134	1,256

Antero Midstream Partners LP

7.88%, 5/15/2026 (a)	3,445	3,794

5.38%, 6/15/2029 (a)	1,770	1,812

Antero Resources Corp.

5.00%, 3/1/2025	500	510

7.63%, 2/1/2029 (a)	4,150	4,565

5.38%, 3/1/2030 (a)	965	982

Apache Corp.

4.63%, 11/15/2025	5,401	5,845

4.88%, 11/15/2027	236	258

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027(a)	610	697

Baytex Energy Corp. (Canada) 5.63%, 6/1/2024(a)	1,470	1,477

BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021(a)	2,000	2,009

BP Capital Markets America, Inc.

3.80%, 9/21/2025	1,500	1,657

3.41%, 2/11/2026	1,750	1,913

3.02%, 1/16/2027	1,325	1,434

3.94%, 9/21/2028	2,300	2,621

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

3.06%, 6/17/2041	7,320	7,528

3.00%, 2/24/2050	10,130	10,013

2.77%, 11/10/2050	4,090	3,889

2.94%, 6/4/2051	5,350	5,245

BP Capital Markets plc (United Kingdom) 3.54%, 11/4/2024	1,800	1,952

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b)(c)(d)	11,180	11,907

3.28%, 9/19/2027	2,988	3,298

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b)(c)(d)	13,870	15,288

Buckeye Partners LP

4.15%, 7/1/2023	2,500	2,581

4.13%, 12/1/2027	4,440	4,562

Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	1,083

Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	4,710	5,346

Cheniere Corpus Christi Holdings LLC

5.88%, 3/31/2025	1,435	1,630

5.13%, 6/30/2027	11,158	12,977

2.74%, 12/31/2039 (a)	2,075	2,076

Cheniere Energy Partners LP

5.63%, 10/1/2026	1,283	1,328

4.50%, 10/1/2029	3,750	4,041

4.00%, 3/1/2031 (a)	1,964	2,067

Cheniere Energy, Inc. 4.63%, 10/15/2028	5,339	5,633

Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	1,480	1,580

Chevron USA, Inc.

3.25%, 10/15/2029	2,475	2,747

5.25%, 11/15/2043	8,550	11,767

2.34%, 8/12/2050	6,310	5,819

Cimarex Energy Co. 3.90%, 5/15/2027	2,910	3,214

CNX Resources Corp. 7.25%, 3/14/2027 (a)	4,250	4,505

Comstock Resources, Inc.

7.50%, 5/15/2025 (a)	2,928	3,031

6.75%, 3/1/2029 (a)	2,674	2,806

Continental Resources, Inc. 5.75%, 1/15/2031 (a)	3,263	3,977

Crestwood Midstream Partners LP 5.75%, 4/1/2025	2,760	2,819

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

DCP Midstream Operating LP

4.95%, 4/1/2022	522	527

5.38%, 7/15/2025	2,200	2,422

5.13%, 5/15/2029	1,725	1,915

6.75%, 9/15/2037 (a)	1,080	1,342

5.60%, 4/1/2044	480	550

Devon Energy Corp. 4.50%, 1/15/2030 (a)	2,313	2,527

Diamondback Energy, Inc. 3.25%, 12/1/2026	420	450

DT Midstream, Inc.

4.13%, 6/15/2029 (a)	4,183	4,288

4.38%, 6/15/2031 (a)	875	903

Ecopetrol SA (Colombia)

5.88%, 9/18/2023	2,470	2,657

5.88%, 5/28/2045	1,010	1,080

Endeavor Energy Resources LP 5.50%, 1/30/2026 (a)	2,250	2,329

Energean Israel Finance Ltd. (Israel)

4.50%, 3/30/2024 (g)	2,428	2,472

4.88%, 3/30/2026 (g)	1,895	1,941

Energy Transfer LP

3.60%, 2/1/2023	1,146	1,185

4.25%, 3/15/2023	2,000	2,091

5.95%, 12/1/2025	464	542

4.75%, 1/15/2026	7,346	8,236

5.50%, 6/1/2027	2,478	2,925

5.80%, 6/15/2038	5,830	7,190

5.00%, 5/15/2050	5,000	5,858

Eni USA, Inc. (Italy) 7.30%, 11/15/2027	500	650

EnLink Midstream Partners LP

4.15%, 6/1/2025	1,962	2,021

4.85%, 7/15/2026	1,665	1,723

5.60%, 4/1/2044	1,930	1,834

Enterprise Products Operating LLC

3.35%, 3/15/2023	1,252	1,298

3.70%, 2/15/2026	1,026	1,134

Series J, 5.75%, 3/1/2035	800	1,038

6.45%, 9/1/2040	375	542

5.95%, 2/1/2041	333	464

4.95%, 10/15/2054	330	427

Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (b)	1,500	1,566

EQM Midstream Partners LP

4.75%, 7/15/2023	451	472

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

4.00%, 8/1/2024	5,979	6,113

6.00%, 7/1/2025 (a)	1,162	1,255

4.50%, 1/15/2029 (a)	1,320	1,340

4.75%, 1/15/2031 (a)	1,320	1,343

EQT Corp.

6.63%, 2/1/2025 (e)	3,945	4,522

3.13%, 5/15/2026 (a)	1,750	1,798

3.90%, 10/1/2027	1,485	1,603

Equinor ASA (Norway) 7.15%, 11/15/2025	585	724

ESC Co.

6.63%, 5/1/2023‡ (f)	1,320	53

6.00%, 10/15/2024‡ (f)	2,737	109

6.38%, 1/15/2026‡ (f)	1,018	41

Exxon Mobil Corp.

2.99%, 3/19/2025	1,990	2,129

3.00%, 8/16/2039	11,405	11,948

3.10%, 8/16/2049	4,970	5,165

Flex Intermediate Holdco LLC

3.36%, 6/30/2031 (a)	950	972

4.32%, 12/30/2039 (a)	1,280	1,333

Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,700	1,726

Genesis Energy LP

6.25%, 5/15/2026	570	549

7.75%, 2/1/2028	1,314	1,287

Gray Oak Pipeline LLC

2.00%, 9/15/2023 (a)	1,090	1,111

2.60%, 10/15/2025 (a)	995	1,024

3.45%, 10/15/2027 (a)	1,465	1,555

Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	2,177	2,220

Gulfport Energy Operating Corp. 8.00%, 5/17/2026 (a)	1,496	1,590

Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	4,870	5,057

HollyFrontier Corp.

2.63%, 10/1/2023	2,025	2,089

5.88%, 4/1/2026	3,529	4,051

Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	3,640	3,758

Leviathan Bond Ltd. (Israel)

6.13%, 6/30/2025 (g)	1,090	1,185

6.50%, 6/30/2027 (g)	1,182	1,302

6.75%, 6/30/2030 (g)	680	760

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (a)	1,669	1,682

Marathon Oil Corp. 3.85%, 6/1/2025	2,000	2,195

MEG Energy Corp. (Canada)

6.50%, 1/15/2025 (a)	1,785	1,843

7.13%, 2/1/2027 (a)	1,999	2,103

MPLX LP 5.20%, 3/1/2047	323	397

NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	3,479	3,531

NGPL PipeCo LLC

3.25%, 7/15/2031 (a)	615	635

7.77%, 12/15/2037 (a)	615	887

NuStar Logistics LP

5.75%, 10/1/2025	2,071	2,226

6.00%, 6/1/2026	1,338	1,448

5.63%, 4/28/2027	3,294	3,504

6.38%, 10/1/2030	666	736

Occidental Petroleum Corp.

8.00%, 7/15/2025	1,533	1,847

5.88%, 9/1/2025	5,574	6,272

5.55%, 3/15/2026	1,000	1,115

8.50%, 7/15/2027	3,301	4,164

6.38%, 9/1/2028	1,488	1,765

3.50%, 8/15/2029	1,250	1,295

8.88%, 7/15/2030	1,887	2,590

6.63%, 9/1/2030	2,878	3,590

6.13%, 1/1/2031	1,563	1,890

7.88%, 9/15/2031	2,600	3,454

ONEOK Partners LP 6.65%, 10/1/2036	1,465	1,985

ONEOK, Inc. 7.50%, 9/1/2023	3,050	3,410

PBF Holding Co. LLC

9.25%, 5/15/2025 (a)	514	496

6.00%, 2/15/2028	2,710	1,775

Pertamina Persero PT (Indonesia) 6.45%, 5/30/2044 (g)	1,600	2,127

Petrobras Global Finance BV (Brazil) 5.50%, 6/10/2051	3,155	3,151

Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,000	5,194

Petroleos Mexicanos (Mexico)

6.88%, 8/4/2026	2,600	2,833

5.35%, 2/12/2028	3,250	3,226

6.75%, 9/21/2047	395	347

7.69%, 1/23/2050	880	840

6.95%, 1/28/2060	2,667	2,333

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Phillips 66 4.65%, 11/15/2034	1,000	1,182

Pioneer Natural Resources Co. 1.13%, 1/15/2026	2,000	1,981

Plains All American Pipeline LP 3.85%, 10/15/2023	1,495	1,576

Range Resources Corp.

5.00%, 3/15/2023	950	974

4.88%, 5/15/2025	3,645	3,773

Sabine Pass Liquefaction LLC

5.63%, 3/1/2025	3,000	3,419

4.50%, 5/15/2030	8,185	9,481

Saudi Arabian Oil Co. (Saudi Arabia)

1.25%, 11/24/2023 (a)	200	202

1.63%, 11/24/2025 (a)	224	226

SM Energy Co.

6.75%, 9/15/2026	1,895	1,905

6.63%, 1/15/2027	1,293	1,299

Southwestern Energy Co.

7.50%, 4/1/2026	6,821	7,230

7.75%, 10/1/2027	1,075	1,165

5.38%, 3/15/2030	2,656	2,763

Spectra Energy Partners LP 4.50%, 3/15/2045	4,670	5,520

Sunoco LP

5.50%, 2/15/2026	1,321	1,357

6.00%, 4/15/2027	3,353	3,504

Tallgrass Energy Partners LP

5.50%, 9/15/2024 (a)	1,027	1,043

7.50%, 10/1/2025 (a)	2,045	2,203

5.50%, 1/15/2028 (a)	4,445	4,490

6.00%, 12/31/2030 (a)	1,640	1,668

Targa Resources Partners LP

5.88%, 4/15/2026	2,440	2,553

5.38%, 2/1/2027	970	1,005

6.50%, 7/15/2027	1,730	1,873

5.00%, 1/15/2028	4,445	4,667

6.88%, 1/15/2029	900	1,012

5.50%, 3/1/2030	5,735	6,322

4.88%, 2/1/2031	2,890	3,144

4.00%, 1/15/2032 (a)	1,050	1,100

TerraForm Power Operating LLC

4.25%, 1/31/2023 (a)	1,872	1,924

5.00%, 1/31/2028 (a)	1,468	1,585

Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	375	410

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

TotalEnergies Capital International SA (France)	4,700	4,873

2.99%, 6/29/2041

3.46%, 7/12/2049	5,148	5,619

3.13%, 5/29/2050	6,746	6,983

Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	1,150	1,290

Valero Energy Corp.

1.20%, 3/15/2024	2,840	2,862

2.15%, 9/15/2027	900	916

Western Midstream Operating LP

4.00%, 7/1/2022	1,155	1,169

5.30%, 2/1/2030 (e)	3,345	3,749

Williams Cos., Inc. (The) 5.40%, 3/4/2044	3,250	4,140

		502,893

Personal Products — 0.1%

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	5,085	5,383

Estee Lauder Cos., Inc. (The) 3.13%, 12/1/2049	1,800	1,996

Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028 (a)	1,548	1,589

		8,968

Pharmaceuticals — 1.0%

AstraZeneca plc (United Kingdom)

3.50%, 8/17/2023	2,000	2,115

1.38%, 8/6/2030	4,775	4,593

2.13%, 8/6/2050	8,870	7,976

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	4,654	5,015

8.50%, 1/31/2027 (a)	9,909	10,656

Bausch Health Cos., Inc.

6.13%, 4/15/2025 (a)	2,852	2,916

5.50%, 11/1/2025 (a)	9,362	9,576

5.75%, 8/15/2027 (a)	6,090	6,395

5.00%, 1/30/2028 (a)	5,750	5,484

4.88%, 6/1/2028 (a)	10,768	11,063

5.00%, 2/15/2029 (a)	6,355	5,934

5.25%, 1/30/2030 (a)	1,188	1,117

5.25%, 2/15/2031 (a)	1,251	1,167

Bristol-Myers Squibb Co.

2.90%, 7/26/2024	1,942	2,070

1.45%, 11/13/2030	3,185	3,100

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued

4.13%, 6/15/2039	5,998	7,300

2.35%, 11/13/2040	4,000	3,882

5.00%, 8/15/2045	2,731	3,760

Elanco Animal Health, Inc. 5.90%, 8/28/2028 (e)	2,425	2,839

Eli Lilly & Co. 4.15%, 3/15/2059	1,665	2,165

Jazz Securities DAC 4.38%, 1/15/2029 (a)	6,679	6,921

Organon & Co.

4.13%, 4/30/2028 (a)	3,906	4,030

5.13%, 4/30/2031 (a)	4,030	4,227

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	4,135	4,187

Pfizer, Inc.

2.75%, 6/3/2026	1,500	1,629

3.45%, 3/15/2029	495	559

2.63%, 4/1/2030	2,000	2,151

4.10%, 9/15/2038	3,000	3,680

3.90%, 3/15/2039	2,960	3,543

4.30%, 6/15/2043	4,000	5,034

Pharmacia LLC 6.60%, 12/1/2028 (e)	745	1,006

Royalty Pharma plc

1.20%, 9/2/2025	645	643

1.75%, 9/2/2027	645	647

Shire Acquisitions Investments Ireland DAC

3.20%, 9/23/2026	500	543

Takeda Pharmaceutical Co. Ltd. (Japan)

5.00%, 11/26/2028	2,800	3,381

2.05%, 3/31/2030	10,000	9,973

3.03%, 7/9/2040	4,060	4,194

3.18%, 7/9/2050	750	777

3.38%, 7/9/2060	525	559

Zoetis, Inc. 2.00%, 5/15/2030	2,000	2,003

		158,810

Real Estate Management & Development — 0.1%

Country Garden Holdings Co. Ltd. (China)

3.13%, 10/22/2025 (g)	1,500	1,491

Kennedy-Wilson, Inc.

4.75%, 3/1/2029	4,625	4,784

5.00%, 3/1/2031	300	312

Mitsui Fudosan Co. Ltd. (Japan) 2.95%, 1/23/2023 (a)	2,480	2,556

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)

3.13%, 3/20/2022 (a)	579	587

3.88%, 3/20/2027 (a)	603	670

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Real Estate Management & Development — continued

RKPF Overseas Ltd. (China)

6.00%, 9/4/2025 (g)	1,500	1,526

		11,926

Road & Rail — 0.4%

Avis Budget Car Rental LLC

5.25%, 3/15/2025 (a)	2,142	2,179

5.75%, 7/15/2027 (a)	2,324	2,426

Burlington Northern Santa Fe LLC

7.08%, 5/13/2029	100	137

6.15%, 5/1/2037	750	1,090

4.38%, 9/1/2042	2,510	3,126

3.55%, 2/15/2050	1,929	2,191

Canadian National Railway Co. (Canada)

2.45%, 5/1/2050	7,280	6,740

CSX Corp.

3.25%, 6/1/2027	1,283	1,405

2.50%, 5/15/2051	13,050	12,047

Empresa de Transporte de Pasajeros Metro SA (Chile)

5.00%, 1/25/2047 (g)	2,400	2,913

ERAC USA Finance LLC

3.30%, 10/15/2022 (a)	200	206

2.70%, 11/1/2023 (a)	470	490

7.00%, 10/15/2037 (a)	291	441

JB Hunt Transport Services, Inc.

3.85%, 3/15/2024	460	491

Norfolk Southern Corp.

2.90%, 2/15/2023	462	476

3.05%, 5/15/2050	4,405	4,503

4.05%, 8/15/2052	1,000	1,194

Penske Truck Leasing Co. LP

4.13%, 8/1/2023 (a)	1,767	1,878

1.20%, 11/15/2025 (a)	2,165	2,154

SMBC Aviation Capital Finance DAC (Ireland)

3.00%, 7/15/2022 (a)	650	663

4.13%, 7/15/2023 (a)	1,100	1,166

Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	2,300	2,263

Union Pacific Corp. 3.55%, 8/15/2039	13,101	14,774

XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	4,456	4,707

		69,660

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — 0.4%

Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	2,313	2,491

ams AG (Austria) 7.00%, 7/31/2025 (a)	3,195	3,427

Analog Devices, Inc. 4.50%, 12/5/2036	563	679

Broadcom, Inc.

4.11%, 9/15/2028	3,548	3,978

2.45%, 2/15/2031 (a)	2,727	2,702

Intel Corp.

3.25%, 11/15/2049	1,700	1,816

3.05%, 8/12/2051	6,905	7,118

3.10%, 2/15/2060	700	715

Marvell Technology, Inc.

2.45%, 4/15/2028 (a)	2,080	2,140

Microchip Technology, Inc.

0.97%, 2/15/2024 (a)	2,090	2,092

4.25%, 9/1/2025	916	966

NXP BV (China) 3.25%, 5/11/2041 (a)	11,555	12,171

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	6,872	7,220

Qorvo, Inc. 3.38%, 4/1/2031 (a)	1,780	1,895

QUALCOMM, Inc. 3.25%, 5/20/2050	3,500	3,842

Texas Instruments, Inc.

2.90%, 11/3/2027	1,000	1,095

2.25%, 9/4/2029	1,800	1,878

3.88%, 3/15/2039	1,620	1,961

4.15%, 5/15/2048	300	380

		58,566

Software — 0.6%

CDK Global, Inc.

4.88%, 6/1/2027	1,675	1,759

5.25%, 5/15/2029 (a)	1,939	2,108

Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	4,105	4,178

Intuit, Inc. 0.95%, 7/15/2025	2,850	2,862

Microsoft Corp.

3.50%, 2/12/2035	1,500	1,766

3.45%, 8/8/2036	953	1,115

2.92%, 3/17/2052	2,029	2,181

Nuance Communications, Inc. 5.63%, 12/15/2026	4,568	4,741

Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	2,996	3,093

Oracle Corp.

2.50%, 4/1/2025	2,750	2,885

2.30%, 3/25/2028	3,445	3,560

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Software — continued

2.88%, 3/25/2031	19,370	20,401

4.30%, 7/8/2034	567	659

3.90%, 5/15/2035	1,545	1,736

3.85%, 7/15/2036	1,756	1,947

3.65%, 3/25/2041	3,450	3,687

4.13%, 5/15/2045	5,300	5,940

3.95%, 3/25/2051	7,570	8,360

salesforce.com, Inc. 3.70%, 4/11/2028	1,100	1,251

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	4,645	4,919

VMware, Inc. 4.65%, 5/15/2027	20,695	23,922

		103,070

Specialty Retail — 0.4%

Asbury Automotive Group, Inc.

4.50%, 3/1/2028	3,700	3,847

4.75%, 3/1/2030	1,235	1,303

Bath & Body Works, Inc.

5.25%, 2/1/2028	769	861

7.50%, 6/15/2029	3,894	4,521

6.88%, 11/1/2035	450	578

6.75%, 7/1/2036	2,235	2,848

Gap, Inc. (The) 8.88%, 5/15/2027 (a)	2,670	3,067

Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,555	4,635

Home Depot, Inc. (The) 3.50%, 9/15/2056	4,200	4,814

Lithia Motors, Inc.

4.63%, 12/15/2027 (a)	405	429

3.88%, 6/1/2029 (a)	1,980	2,077

4.38%, 1/15/2031 (a)	1,660	1,801

Lowe’s Cos., Inc.

3.13%, 9/15/2024	665	711

2.50%, 4/15/2026	3,000	3,188

3.65%, 4/5/2029	872	979

3.70%, 4/15/2046	5,000	5,584

O’Reilly Automotive, Inc.

3.60%, 9/1/2027	185	208

1.75%, 3/15/2031	1,145	1,111

Penske Automotive Group, Inc.

3.75%, 6/15/2029	5,210	5,301

PetSmart, Inc. 4.75%, 2/15/2028 (a)	9,307	9,691

Staples, Inc.

7.50%, 4/15/2026 (a)	9,915	10,039

10.75%, 4/15/2027 (a)	5,981	5,831

		73,424

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 0.4%

Apple, Inc.

3.25%, 2/23/2026	372	407

2.20%, 9/11/2029	4,125	4,306

3.45%, 2/9/2045	8,744	9,861

3.75%, 9/12/2047	6,500	7,683

3.75%, 11/13/2047	1,000	1,182

2.85%, 8/5/2061	10,955	10,935

Dell International LLC

7.13%, 6/15/2024 (a)	6,236	6,369

4.90%, 10/1/2026	1,630	1,886

EMC Corp. 3.38%, 6/1/2023	2,796	2,887

NCR Corp.

5.75%, 9/1/2027 (a)	1,370	1,449

5.00%, 10/1/2028 (a)	763	790

5.13%, 4/15/2029 (a)	1,534	1,591

6.13%, 9/1/2029 (a)	5,075	5,531

Seagate HDD Cayman

3.13%, 7/15/2029 (a)	2,205	2,168

4.13%, 1/15/2031 (a)	2,250	2,376

Western Digital Corp. 4.75%, 2/15/2026	2,907	3,249

Xerox Corp. 4.38%, 3/15/2023 (e)	2,232	2,337

		65,007

Textiles, Apparel & Luxury Goods — 0.0% (h)

Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	1,908	2,082

William Carter Co. (The)

5.50%, 5/15/2025(a)	1,000	1,050

5.63%, 3/15/2027(a)	3,880	4,055

		7,187

Thrifts & Mortgage Finance — 0.3%

BPCE SA (France)

5.70%, 10/22/2023(a)	2,000	2,197

5.15%, 7/21/2024(a)	12,810	14,242

2.38%, 1/14/2025(a)	2,260	2,349

1.00%, 1/20/2026(a)	2,760	2,737

(SOFR + 1.52%), 1.65%, 10/6/2026(a)(b)	13,230	13,303

3.38%, 12/2/2026	250	274

3.50%, 10/23/2027 (a)	1,100	1,198

(SOFR + 1.31%), 2.28%, 1/20/2032(a)(b)	2,015	1,989

Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	4,510	4,752

Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	555	552

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Thrifts & Mortgage Finance — continued

Quicken Loans LLC

3.63%, 3/1/2029 (a)	2,936	2,998

3.88%, 3/1/2031 (a)	2,441	2,497

Radian Group, Inc. 4.50%, 10/1/2024	1,286	1,390

Rocket Mortgage LLC 5.25%, 1/15/2028 (a)	1,095	1,155

		51,633

Tobacco — 0.4%

Altria Group, Inc.

3.40%, 5/6/2030	7,750	8,306

2.45%, 2/4/2032	4,000	3,909

3.40%, 2/4/2041	9,825	9,446

3.88%, 9/16/2046	5,585	5,639

BAT Capital Corp. (United Kingdom)

3.56%, 8/15/2027	26,716	28,910

2.26%, 3/25/2028	275	276

4.39%, 8/15/2037	6,345	6,899

Philip Morris International, Inc.

4.38%, 11/15/2041	4,073	4,792

4.13%, 3/4/2043	5,000	5,691

		73,868

Trading Companies & Distributors — 0.4%

Air Lease Corp.

2.30%, 2/1/2025	1,000	1,033

3.25%, 3/1/2025	242	257

3.38%, 7/1/2025	3,860	4,132

2.88%, 1/15/2026	2,617	2,752

1.88%, 8/17/2026	2,345	2,353

3.25%, 10/1/2029	1,020	1,069

Aviation Capital Group LLC

5.50%, 12/15/2024 (a)	562	633

4.13%, 8/1/2025 (a)	1,950	2,114

1.95%, 1/30/2026 (a)	5,480	5,510

BOC Aviation Ltd. (Singapore)

2.38%, 9/15/2021 (a)	300	300

2.75%, 9/18/2022 (a)	600	610

3.50%, 10/10/2024 (a)	370	393

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,870	5,134

Imola Merger Corp. 4.75%, 5/15/2029 (a)	6,516	6,744

International Lease Finance Corp. 8.63%, 1/15/2022	1,000	1,030

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — continued

United Rentals North America, Inc.

5.88%, 9/15/2026	10,999	11,334

4.88%, 1/15/2028	5,474	5,802

3.88%, 2/15/2031	1,308	1,354

WESCO Distribution, Inc.

7.13%, 6/15/2025 (a)	6,595	7,094

7.25%, 6/15/2028 (a)	2,300	2,558

WW Grainger, Inc.

4.60%, 6/15/2045	520	682

		62,888

Transportation Infrastructure — 0.0% (h)

Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,300	1,388

Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	635	647

		2,035

Water Utilities — 0.0% (h)

American Water Capital Corp.

3.85%, 3/1/2024	680	731

3.45%, 6/1/2029	620	691

		1,422

Wireless Telecommunication Services — 0.6%

America Movil SAB de CV (Mexico)

3.13%, 7/16/2022	1,266	1,292

4.38%, 4/22/2049	439	547

Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,628	7,531

Sprint Corp.

7.88%, 9/15/2023	3,143	3,561

7.13%, 6/15/2024	7,061	8,120

7.63%, 2/15/2025	5,843	6,917

7.63%, 3/1/2026	11,153	13,751

T-Mobile USA, Inc.

1.50%, 2/15/2026	5,740	5,778

2.25%, 2/15/2026	1,024	1,046

4.75%, 2/1/2028	5,290	5,648

3.88%, 4/15/2030	17,210	19,282

2.25%, 11/15/2031	5,500	5,473

4.38%, 4/15/2040	7,650	8,912

3.60%, 11/15/2060 (a)	3,000	3,071

Vodafone Group plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 3.25%, 6/4/2081(b)	3,730	3,791

		94,720

Total Corporate Bonds (Cost $5,638,011)		5,860,056

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 14.5%

FHLMC

Pool # 1G1861, ARM, 2.41%, 3/1/2036 (j)	33	35

Pool # 1J1380, ARM, 2.82%, 3/1/2036 (j)	25	27

Pool # 1J1393, ARM, 1.92%, 10/1/2036 (j)	33	35

Pool # 1J1657, ARM, 2.06%, 5/1/2037 (j)	8	8

Pool # 1Q0476, ARM, 2.30%, 10/1/2037 (j)	93	94

FHLMC Gold Pools, 15 Year

Pool # G13821, 6.00%, 11/1/2021	—(k)	—(k)

Pool # G13385, 5.50%, 11/1/2023	9	9

Pool # G13603, 5.50%, 2/1/2024	2	3

Pool # G13805, 5.50%, 12/1/2024	12	13

Pool # G14252, 5.50%, 12/1/2024	13	13

Pool # J14494, 4.00%, 2/1/2026	372	395

FHLMC Gold Pools, 20 Year

Pool # C91025, 7.00%, 1/1/2027	54	58

Pool # G30591, 6.00%, 2/1/2028	311	349

Pool # D98914, 4.00%, 1/1/2032	2,544	2,789

Pool # G31099, 4.00%, 1/1/2038	9,977	11,043

FHLMC Gold Pools, 30 Year

Pool # C80091, 6.50%, 1/1/2024	11	12

Pool # C80161, 7.50%, 6/1/2024	—(k)	—(k)

Pool # G00271, 7.00%, 9/1/2024	11	11

Pool # C80245, 7.50%, 10/1/2024	2	2

Pool # G00278, 7.00%, 11/1/2024	5	5

Pool # C00496, 7.50%, 2/1/2027	—(k)	—(k)

Pool # D81734, 7.00%, 8/1/2027	16	16

Pool # G00747, 8.00%, 8/1/2027	20	23

Pool # D86005, 7.00%, 2/1/2028	3	3

Pool # G02210, 7.00%, 12/1/2028	45	51

Pool # C21930, 6.00%, 2/1/2029	6	7

Pool # C00785, 6.50%, 6/1/2029	10	12

Pool # A27201, 6.50%, 3/1/2032	53	59

Pool # A13067, 4.00%, 9/1/2033	21	22

Pool # G60154, 5.00%, 2/1/2034	10,044	11,457

Pool # G60214, 5.00%, 7/1/2035	9,339	10,638

Pool # C02641, 7.00%, 10/1/2036	22	26

Pool # C02660, 6.50%, 11/1/2036	51	60

Pool # G06172, 5.50%, 12/1/2038	1,004	1,169

Pool # G06576, 5.00%, 9/1/2040	4,501	5,151

Pool # A96733, 4.50%, 2/1/2041	7,852	8,804

Pool # G06493, 4.50%, 5/1/2041	388	435

Pool # G61864, 5.50%, 6/1/2041	3,935	4,570

Pool # Q05956, 4.50%, 2/1/2042	1,251	1,399

Pool # Q11285, 3.50%, 9/1/2042	3,256	3,578

Pool # Q12174, 3.50%, 10/1/2042	3,846	4,227

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # G07239, 3.00%, 12/1/2042	3,505	3,759

Pool # Q13796, 3.50%, 12/1/2042	5,037	5,536

Pool # Q15767, 3.00%, 2/1/2043	3,060	3,277

Pool # Q33869, 4.00%, 6/1/2045	2,646	2,912

Pool # G61462, 4.00%, 7/1/2045	14,123	15,534

Pool # Q37784, 3.50%, 12/1/2045	2,002	2,159

Pool # Q39092, 4.00%, 2/1/2046	3,471	3,779

Pool # Q39412, 3.50%, 3/1/2046	1,234	1,322

Pool # Q40797, 3.50%, 5/1/2046	3,811	4,079

Pool # Q40905, 3.50%, 6/1/2046	336	356

Pool # Q40922, 3.50%, 6/1/2046	1,748	1,879

Pool # Q41602, 3.50%, 7/1/2046	640	680

Pool # Q42079, 3.50%, 7/1/2046	856	915

Pool # Q42657, 3.50%, 8/1/2046	6,808	7,288

Pool # Q42656, 4.00%, 8/1/2046	484	520

Pool # Q43241, 3.50%, 9/1/2046	6,358	6,780

Pool # Q43237, 4.00%, 9/1/2046	1,105	1,196

Pool # G61565, 4.50%, 4/1/2048	23,315	25,959

FHLMC Gold Pools, Other

Pool # G20027, 10.00%, 10/1/2030	3	3

Pool # B90491, 7.50%, 1/1/2032	141	160

Pool # U89009, 3.50%, 9/1/2032	468	504

Pool # U80074, 3.50%, 10/1/2032	1,811	1,953

Pool # G20028, 7.50%, 12/1/2036	195	220

Pool # U90690, 3.50%, 6/1/2042	1,505	1,627

Pool # U90975, 4.00%, 6/1/2042	327	357

Pool # U90230, 4.50%, 9/1/2042	1,309	1,461

Pool # U90281, 4.00%, 10/1/2042	663	721

Pool # U92021, 5.00%, 9/1/2043	1,354	1,508

Pool # U99076, 4.50%, 12/1/2043	3,417	3,825

Pool # U99084, 4.50%, 2/1/2044	2,927	3,271

Pool # U92996, 3.50%, 6/1/2045	204	217

Pool # U93026, 3.50%, 7/1/2045	915	993

Pool # U99134, 4.00%, 1/1/2046	3,807	4,186

Pool # U93155, 3.50%, 5/1/2046	795	859

Pool # U93158, 3.50%, 6/1/2046	652	698

Pool # U93167, 3.50%, 7/1/2046	719	765

Pool # U93172, 3.50%, 7/1/2046	1,068	1,159

FHLMC UMBS, 30 Year

Pool # RA2008, 4.00%, 1/1/2050	13,848	15,059

FNMA

Pool # AM2292, ARM, 0.44%, 1/1/2023 (j)	1,099	1,097

Pool # 766610, ARM, 2.09%, 1/1/2034 (j)	34	34

Pool # 823660, ARM, 1.97%, 5/1/2035 (j)	69	69

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 910181, ARM, 2.05%, 3/1/2037 (j)	29	31

Pool # 888304, ARM, 1.42%, 4/1/2037 (j)	1	1

Pool # 888750, ARM, 2.08%, 4/1/2037 (j)	42	44

Pool # 948208, ARM, 1.48%, 7/1/2037 (j)	27	28

Pool # 888620, ARM, 1.71%, 7/1/2037 (j)	50	50

FNMA UMBS, 15 Year

Pool # 890129, 6.00%, 12/1/2021	—(k)	—(k)

Pool # 949379, 6.00%, 8/1/2022	5	5

Pool # 890231, 5.00%, 7/1/2025	78	81

Pool # CA4723, 3.50%, 11/1/2034	8,094	8,680

FNMA UMBS, 20 Year

Pool # MA0602, 3.50%, 12/1/2030	151	160

Pool # BM3254, 4.00%, 1/1/2038	8,015	8,918

Pool # BM3566, 4.00%, 2/1/2038	8,690	9,616

Pool # CA1234, 4.00%, 2/1/2038	3,191	3,531

Pool # CA1238, 4.00%, 2/1/2038	3,017	3,355

FNMA UMBS, 30 Year

Pool # 250228, 9.00%, 4/1/2025	1	1

Pool # 328066, 8.50%, 10/1/2025	—(k)	—(k)

Pool # 313692, 8.50%, 12/1/2025	1	1

Pool # 365997, 7.50%, 10/1/2026	—(k)	—(k)

Pool # 250854, 7.50%, 3/1/2027	1	1

Pool # 251569, 7.00%, 3/1/2028	1	1

Pool # 420165, 6.50%, 4/1/2028	23	26

Pool # 455598, 5.50%, 12/1/2028	9	9

Pool # 517656, 5.50%, 7/1/2029	9	10

Pool # 252570, 6.50%, 7/1/2029	12	14

Pool # 517679, 6.50%, 7/1/2029	44	49

Pool # 323866, 6.50%, 8/1/2029	10	11

Pool # 995656, 7.00%, 6/1/2033	124	145

Pool # AL6168, 5.00%, 9/1/2033	4,475	5,096

Pool # 725229, 6.00%, 3/1/2034	749	888

Pool # AA0918, 5.50%, 9/1/2034	143	165

Pool # 735503, 6.00%, 4/1/2035	74	86

Pool # 745948, 6.50%, 10/1/2036	12	14

Pool # AL0379, 8.00%, 12/1/2036	877	1,038

Pool # 995149, 6.50%, 10/1/2038	36	42

Pool # 995504, 7.50%, 11/1/2038	45	56

Pool # AC3237, 5.00%, 10/1/2039	417	478

Pool # AC4467, 4.50%, 12/1/2039	730	818

Pool # AE1526, 4.50%, 9/1/2040	1,394	1,549

Pool # AE3095, 4.50%, 9/1/2040	818	908

Pool # AE0681, 4.50%, 12/1/2040	3,538	3,965

Pool # AL0038, 5.00%, 2/1/2041	3,523	4,031

Pool # AX5292, 5.00%, 1/1/2042	15,018	17,200

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BM1065, 5.50%, 2/1/2042	6,094	7,072

Pool # AL2059, 4.00%, 6/1/2042	11,936	13,429

Pool # AB7575, 3.00%, 1/1/2043	2,614	2,790

Pool # AR6380, 3.00%, 2/1/2043	3,369	3,612

Pool # 890564, 3.00%, 6/1/2043	4,368	4,716

Pool # AT5907, 4.00%, 6/1/2043	7,313	8,228

Pool # AS0214, 3.50%, 8/1/2043	7,557	8,343

Pool # AL6848, 5.00%, 6/1/2044	1,369	1,546

Pool # BA2343, 4.00%, 9/1/2045	3,160	3,464

Pool # BA1210, 3.50%, 5/1/2046	1,005	1,080

Pool # BA7485, 3.50%, 6/1/2046	802	860

Pool # BC2969, 3.50%, 6/1/2046	462	489

Pool # BD1371, 3.50%, 6/1/2046	1,522	1,632

Pool # BA7492, 4.00%, 6/1/2046	662	713

Pool # BC9368, 4.00%, 6/1/2046	3,340	3,630

Pool # BD1372, 4.00%, 6/1/2046	1,880	2,050

Pool # BD2956, 3.50%, 7/1/2046	5,910	6,325

Pool # BD5456, 3.50%, 8/1/2046	2,628	2,810

Pool # BM1169, 4.00%, 9/1/2046	11,717	13,164

Pool # BE0280, 3.50%, 10/1/2046	4,278	4,595

Pool # AS8335, 4.50%, 11/1/2046	6,336	6,929

Pool # BM1906, 4.00%, 5/1/2047	8,449	9,322

Pool # AS9811, 5.00%, 6/1/2047	3,338	3,694

Pool # BH7565, 4.00%, 8/1/2047	15,308	16,682

Pool # BM3500, 4.00%, 9/1/2047	7,296	8,059

Pool # CA0346, 4.50%, 9/1/2047	10,556	11,499

Pool # BH6687, 4.00%, 11/1/2047	1,972	2,117

Pool # BM3044, 4.00%, 11/1/2047	5,508	6,038

Pool # BE8347, 4.00%, 12/1/2047	1,093	1,174

Pool # BJ5254, 4.00%, 12/1/2047	5,210	5,607

Pool # BM3499, 4.00%, 12/1/2047	59,884	65,066

Pool # BJ5777, 4.50%, 12/1/2047	606	657

Pool # BH6689, 4.00%, 1/1/2048	1,703	1,827

Pool # BJ7311, 4.00%, 1/1/2048	30,987	33,668

Pool # BJ8238, 4.00%, 1/1/2048	10,394	11,323

Pool # BJ8265, 4.00%, 1/1/2048	6,762	7,341

Pool # BK1008, 4.00%, 1/1/2048	2,269	2,486

Pool # BJ4617, 4.00%, 2/1/2048	5,822	6,409

Pool # BJ5772, 4.00%, 2/1/2048	6,868	7,376

Pool # BK1581, 4.00%, 2/1/2048	1,245	1,357

Pool # FM0035, 3.50%, 3/1/2048	9,466	10,100

Pool # BJ5803, 4.00%, 3/1/2048	6,574	7,064

Pool # BK1963, 4.00%, 3/1/2048	3,746	4,101

Pool # BM3665, 4.00%, 3/1/2048	21,300	23,503

Pool # BJ5789, 4.50%, 3/1/2048	2,387	2,578

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BE2789, 4.00%, 4/1/2048	1,877	2,016

Pool # CA1710, 4.50%, 5/1/2048	5,347	5,795

Pool # BK5943, 5.00%, 6/1/2048	2,288	2,528

Pool # BK4130, 4.50%, 7/1/2048	320	346

Pool # BK6562, 4.50%, 7/1/2048	3,637	3,967

Pool # BK6589, 4.50%, 7/1/2048	2,314	2,500

Pool # BN0133, 4.00%, 8/1/2048	8,977	9,648

Pool # BK9292, 5.00%, 8/1/2048	5,969	6,601

Pool # CA4662, 3.50%, 9/1/2048	7,854	8,565

Pool # BN1312, 4.00%, 9/1/2048	18,341	19,707

Pool # 890863, 5.00%, 9/1/2048	24,692	28,095

Pool # BN0234, 5.00%, 9/1/2048	3,294	3,642

Pool # MA3496, 4.50%, 10/1/2048	3,951	4,279

Pool # BN0861, 5.00%, 10/1/2048	2,142	2,388

Pool # BK9556, 4.00%, 12/1/2048	4,001	4,339

Pool # BK1176, 5.00%, 1/1/2049	2,316	2,537

Pool # BK8748, 4.50%, 5/1/2049	12,616	13,708

Pool # BO2428, 3.50%, 7/1/2049	6,109	6,461

Pool # BO0592, 4.00%, 7/1/2049	2,169	2,348

FNMA, 30 Year

Pool # CA2171, 4.00%, 8/1/2048	15,865	16,986

FNMA, Other

Pool # 470622, 2.75%, 3/1/2022	228	230

Pool # AM2285, 2.41%, 1/1/2023	3,335	3,395

Pool # AM2452, 2.44%, 2/1/2023	6,579	6,711

Pool # AM2859, 2.65%, 3/1/2023	3,900	4,013

Pool # AL3876, 2.74%, 6/1/2023 (j)	2,708	2,784

Pool # AM4170, 3.51%, 8/1/2023	15,000	15,674

Pool # AM5032, 3.64%, 12/1/2023	4,519	4,769

Pool # AM5473, 3.76%, 3/1/2024	5,300	5,700

Pool # AN2363, 2.23%, 4/1/2024	3,656	3,801

Pool # AM6795, 3.05%, 9/1/2024	10,475	11,187

Pool # AL6260, 2.94%, 12/1/2024 (j)	294	297

Pool # AM7290, 2.97%, 12/1/2024	3,991	4,268

Pool # AM7682, 2.84%, 1/1/2025	5,717	6,097

Pool # AM7795, 2.92%, 1/1/2025	9,707	10,378

Pool # AN1302, 2.93%, 1/1/2025	3,955	4,224

Pool # AM8090, 2.48%, 2/1/2025	9,168	9,676

Pool # AM8702, 2.73%, 4/1/2025	18,325	19,526

Pool # AM8674, 2.81%, 4/1/2025	18,640	19,915

Pool # AM8691, 2.64%, 6/1/2025	18,777	19,978

Pool # AM9942, 3.09%, 10/1/2025	11,000	11,940

Pool # AN0287, 2.95%, 11/1/2025	5,000	5,404

Pool # AN0707, 3.13%, 2/1/2026	8,379	9,134

Pool # AN1222, 2.78%, 4/1/2026	7,000	7,546

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AN1413, 2.49%, 5/1/2026	9,613	10,235

Pool # AN1503, 2.62%, 5/1/2026	5,452	5,834

Pool # AN1221, 2.81%, 5/1/2026	4,000	4,321

Pool # AN1497, 2.61%, 6/1/2026	10,122	10,857

Pool # AN2193, 2.53%, 7/1/2026	5,629	6,007

Pool # AN2689, 2.20%, 10/1/2026	6,167	6,497

Pool # AN4000, 3.00%, 12/1/2026	2,285	2,496

Pool # AL6937, 3.92%, 12/1/2026 (j)	4,905	5,474

Pool # AN4917, 3.13%, 3/1/2027	13,674	15,125

Pool # AN6318, 3.18%, 8/1/2027	8,500	9,193

Pool # BL3525, 2.60%, 9/1/2027	11,405	12,287

Pool # BL0497, 3.84%, 10/1/2027	4,766	5,444

Pool # AN1449, 2.97%, 4/1/2028	6,498	7,160

Pool # AN2005, 2.73%, 7/1/2028	10,418	11,368

Pool # 387807, 3.55%, 8/1/2028	11,451	13,050

Pool # AN2956, 2.44%, 10/1/2028	7,012	7,530

Pool # AN3685, 2.69%, 12/1/2028	15,076	16,445

Pool # AN4004, 3.27%, 12/1/2028	8,615	9,684

Pool # BL1040, 3.81%, 12/1/2028	16,000	18,622

Pool # BL0907, 3.88%, 12/1/2028	290	338

Pool # AN4154, 3.17%, 1/1/2029	16,836	18,861

Pool # AN4349, 3.35%, 1/1/2029	8,606	9,750

Pool # AN4344, 3.37%, 1/1/2029	16,757	18,900

Pool # AN1872, 2.90%, 5/1/2029	3,675	4,034

Pool # AN5677, 3.25%, 6/1/2029	9,490	10,665

Pool # BL3509, 2.66%, 8/1/2029	22,452	24,449

Pool # BL3491, 2.84%, 8/1/2029	15,900	17,326

Pool # 387883, 3.78%, 8/1/2030	16,369	19,099

Pool # 387827, 3.80%, 8/1/2030	7,918	8,290

Pool # AN9293, 3.71%, 9/1/2030	25,065	29,192

Pool # AN0198, 3.34%, 11/1/2030	3,936	4,465

Pool # AN1676, 2.99%, 5/1/2031	3,642	4,035

Pool # AN1953, 3.01%, 6/1/2031	1,863	2,063

Pool # AN1683, 3.03%, 6/1/2031	4,988	5,547

Pool # AN2308, 2.87%, 8/1/2031	8,625	9,534

Pool # AN2625, 2.50%, 10/1/2031	11,952	12,830

Pool # BL3368, 2.84%, 11/1/2031	4,475	4,946

Pool # BL6367, 1.82%, 4/1/2032	36,000	36,928

Pool # BL6302, 2.07%, 5/1/2032	15,158	15,821

Pool # AO7654, 3.50%, 5/1/2032	1,786	1,926

Pool # AO5230, 3.50%, 6/1/2032	1,073	1,157

Pool # AO7057, 3.50%, 6/1/2032	735	788

Pool # AO7746, 3.50%, 6/1/2032	120	127

Pool # AO8038, 3.50%, 7/1/2032	2,002	2,159

Pool # AP0645, 3.50%, 7/1/2032	2,049	2,209

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AP0682, 3.50%, 7/1/2032	1,967		2,115

Pool # AP1314, 3.50%, 8/1/2032	2,209		2,382

Pool # AQ1534, 3.50%, 10/1/2032	694		748

Pool # AQ1607, 3.50%, 11/1/2032	465		500

Pool # 650236, 5.00%, 12/1/2032	10		11

Pool # AR7961, 3.50%, 3/1/2033	627		676

Pool # BL3453, 3.16%, 8/1/2033	14,690		16,532

Pool # 868763, 6.50%, 4/1/2036	6		6

Pool # 886320, 6.50%, 7/1/2036	17		19

Pool # AO6757, 4.00%, 6/1/2042	2,526		2,777

Pool # MA1125, 4.00%, 7/1/2042	1,660		1,812

Pool # MA1213, 3.50%, 10/1/2042	6,957		7,516

Pool # MA1283, 3.50%, 12/1/2042	1,040		1,128

Pool # MA1328, 3.50%, 1/1/2043	3,574		3,875

Pool # MA1404, 3.50%, 4/1/2043	1,983		2,150

Pool # MA1462, 3.50%, 6/1/2043	1,077		1,172

Pool # MA1463, 3.50%, 6/1/2043	2,797		3,032

Pool # MA1510, 4.00%, 7/1/2043	2,227		2,442

Pool # MA1546, 3.50%, 8/1/2043	4,405		4,776

Pool # AU8840, 4.50%, 11/1/2043	1,286		1,424

Pool # AV2613, 4.50%, 11/1/2043	3,252		3,614

Pool # MA1711, 4.50%, 12/1/2043	2,202		2,465

Pool # AL6167, 3.50%, 1/1/2044	15,269		16,555

Pool # MA2346, 3.50%, 6/1/2045	489		527

Pool # MA2462, 4.00%, 11/1/2045	3,634		3,975

Pool # MA2482, 4.00%, 12/1/2045	4,440		4,886

Pool # MA2519, 4.00%, 1/1/2046	4,312		4,742

Pool # BC0784, 3.50%, 4/1/2046	449		480

Pool # MA2593, 4.00%, 4/1/2046	9,618		10,634

Pool # MA2631, 4.00%, 5/1/2046	10,462		11,517

Pool # MA2658, 3.50%, 6/1/2046	2,914		3,159

Pool # MA2690, 3.50%, 7/1/2046	6,127		6,643

Pool # BF0090, 3.50%, 5/1/2056	28,388		31,083

FNMA/FHLMC UMBS, Single Family, 15 Year

TBA, 2.00%, 10/25/2036 (l)	24,135		24,936

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.50%, 10/25/2051 (l)	472,055		489,352

GNMA I, 15 Year

Pool # 782933, 6.50%, 10/15/2023	6		6

GNMA I, 30 Year

Pool # 314497, 7.25%, 1/15/2022	—	(k)	–	(k)

Pool # 316247, 9.00%, 1/15/2022	1		1

Pool # 297656, 7.50%, 10/15/2022	1		1

Pool # 380930, 7.00%, 4/15/2024	—	(k)	–	(k)

Pool # 780029, 9.00%, 11/15/2024	—	(k)	–	(k)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 430999, 7.50%, 7/15/2026	5		5

Pool # 780481, 7.00%, 12/15/2026	2		2

Pool # 460982, 7.00%, 11/15/2027	1		1

Pool # 427295, 7.25%, 1/15/2028	10		10

Pool # 460759, 6.50%, 2/15/2028	26		29

Pool # 781118, 6.50%, 10/15/2029	25		28

Pool # 783867, 6.00%, 8/15/2036	2,488		2,956

Pool # AS4934, 4.50%, 5/15/2046	1,590		1,825

Pool # AT7538, 4.00%, 7/15/2046	5,416		5,973

Pool # AT7652, 4.00%, 8/15/2046	3,186		3,508

Pool # BM1819, 5.00%, 4/15/2049	4,314		4,965

GNMA II, 30 Year

Pool # 2056, 7.50%, 8/20/2025	1		2

Pool # 2270, 8.00%, 8/20/2026	1		1

Pool # 2285, 8.00%, 9/20/2026	14		16

Pool # 2379, 8.00%, 2/20/2027	1		1

Pool # 2397, 8.00%, 3/20/2027	—	(k)	—	(k)

Pool # 2445, 8.00%, 6/20/2027	6		7

Pool # 2457, 7.50%, 7/20/2027	17		19

Pool # 2538, 8.00%, 1/20/2028	2		2

Pool # 2581, 8.00%, 4/20/2028	—	(k)	—	(k)

Pool # 2619, 8.00%, 7/20/2028	1		1

Pool # 2633, 8.00%, 8/20/2028	1		1

Pool # 2714, 6.50%, 2/20/2029	3		3

Pool # 4901, 8.00%, 9/20/2031	215		248

Pool # 5020, 7.50%, 5/20/2032	117		133

Pool # 738210, 7.00%, 6/20/2032	228		258

Pool # 738062, 6.00%, 11/20/2032	243		270

Pool # 738059, 6.00%, 10/20/2033	121		134

Pool # 738049, 6.00%, 3/20/2035	191		212

Pool # 737987, 6.00%, 4/20/2036	212		235

Pool # 737975, 6.00%, 9/20/2036	41		45

Pool # 5034, 7.00%, 8/20/2038	53		59

Pool # 4245, 6.00%, 9/20/2038	67		78

Pool # 4930, 7.00%, 10/20/2038	334		404

Pool # 4964, 7.00%, 12/20/2038	51		54

Pool # 4872, 7.00%, 1/20/2039	322		378

Pool # 5072, 6.50%, 10/20/2039	82		95

Pool # 5218, 6.50%, 10/20/2039	124		144

Pool # AS8103, 3.50%, 6/20/2046	1,658		1,837

Pool # AS8104, 3.75%, 6/20/2046	1,688		1,876

Pool # AS8105, 4.00%, 6/20/2046	1,238		1,390

Pool # AS8106, 3.50%, 7/20/2046	2,371		2,627

Pool # AS8107, 3.75%, 7/20/2046	2,965		3,295

Pool # AY0571, 4.50%, 11/20/2047	5,817		6,255

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BB8791, 4.00%, 12/20/2047	6,282	6,938

Pool # BD6195, 4.00%, 1/20/2048	7,037	7,477

Pool # BE9507, 4.50%, 3/20/2048	2,719	2,956

Pool # BG2382, 4.50%, 3/20/2048	2,165	2,340

Pool # BA7568, 4.50%, 4/20/2048	8,830	9,535

Pool # BD0512, 5.00%, 4/20/2048	6,782	7,330

Pool # BD0532, 5.00%, 6/20/2048	6,722	7,258

Pool # BG3833, 4.50%, 7/20/2048	13,693	14,786

Pool # BD0549, 5.00%, 8/20/2048	7,004	7,563

Pool # BH9109, 4.50%, 10/20/2048	7,613	8,187

Pool # BJ7085, 5.00%, 12/20/2048	5,404	5,947

Pool # BK7188, 4.50%, 2/20/2049	5,513	5,973

Pool # BK7189, 5.00%, 2/20/2049	6,017	6,580

Pool # BN2622, 4.00%, 6/20/2049	10,528	11,395

Pool # BM9677, 4.50%, 6/20/2049	9,885	10,766

Pool # BM9683, 5.00%, 6/20/2049	9,738	10,681

Pool # BJ1310, 4.50%, 7/20/2049	8,172	9,022

Pool # BO2717, 4.50%, 7/20/2049	9,444	10,481

Pool # BO3146, 4.50%, 7/20/2049	3,794	4,196

Pool # BO3147, 4.50%, 7/20/2049	4,423	4,847

Pool # BO3157, 4.50%, 7/20/2049	3,393	3,750

Pool # BO3158, 4.50%, 7/20/2049	3,290	3,607

Pool # BO3159, 4.50%, 7/20/2049	1,705	1,828

Pool # BM9690, 5.00%, 7/20/2049	2,751	3,018

Pool # BM9701, 4.50%, 8/20/2049	22,419	24,032

Pool # MA7534, 2.50%, 8/20/2051	100,345	104,174

Total Mortgage-Backed Securities (Cost $2,300,452)		2,392,800

Asset-Backed Securities — 13.9%

ACC Trust

Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	10,566	10,702

Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	9,100	9,114

Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	7,800	7,790

Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	2,436	2,567

Affirm Asset Securitization Trust Series 2021-A, Class C, 1.66%, 8/15/2025 ‡ (a)	700	704

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	3,941	4,033

Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	2,825	2,766

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,091	3,163

Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	835	879

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	1,874	1,905

Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	1,017	994

Ajax Mortgage Loan Trust

Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (a) (e)	16,715	16,694

American Airlines Pass-Through Trust

Series 2016-2, Class AA, 3.20%, 6/15/2028	787	800

Series 2016-3, Class AA, 3.00%, 10/15/2028	1,999	2,013

Series 2017-1, Class AA, 3.65%, 2/15/2029	1,998	2,077

American Credit Acceptance Receivables Trust

Series 2020-2, Class B, 2.48%, 9/13/2024 (a)	800	807

Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	1,023	1,071

American Homes 4 Rent

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,250	1,355

American Homes 4 Rent Trust

Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (a)	5,000	5,387

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	17,745	19,559

Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (a)	2,250	2,467

Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	18,630	20,825

American Tower Trust #1 REIT, 3.07%, 3/15/2023 (a)	3,135	3,147

AmeriCredit Automobile Receivables Trust

Series 2017-2, Class D, 3.42%, 4/18/2023	11,300	11,403

Series 2017-4, Class D, 3.08%, 12/18/2023	20,124	20,500

AMSR Trust

Series 2021-SFR2, Class F1, 3.28%, 8/17/2026 ‡ (a)	13,000	13,063

Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	30,000	30,413

Series 2020-SFR2, Class G, 4.00%, 7/17/2037 ‡ (a)	5,500	5,607

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	125

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Asset-Backed Securities — continued

Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	16,035		16,752

Series 2020-SFR2, Class H, 5.25%, 7/17/2037 ‡ (a)	12,500		12,965

Series 2020-SFR3, Class F, 3.55%, 9/17/2037 ‡ (a)	12,179		12,255

Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	23,000		23,061

Series 2020-SFR4, Class F, 2.86%, 11/17/2037 ‡ (a)	20,000		19,918

Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a)	19,690		20,088

Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a)	7,875		8,218

Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a)	7,875		8,435

Aqua Finance Trust

Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	2,760		2,831

Series 2019-A, Class B, 3.47%, 7/16/2040 ‡ (a)	19,000		19,728

Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (a)	4,250		4,472

BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028 ‡	—	(k)	—	(k)

Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 2.91%, 6/25/2043 ‡ (j)	163		171

British Airways Pass-Through Trust (United Kingdom)

Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,404		1,486

Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	1,397		1,402

Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	660		692

Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,968		1,998

Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	545		560

Business Jet Securities LLC

Series 2019-1, Class C, 6.95%, 7/15/2034 ‡ (a)	7,473		7,769

Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	12,155		12,524

Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	8,224		8,606

Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	10,534		10,605

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	8,755	8,833

BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 ‡ (a)	2,268	2,374

Camillo Issuer LLC

Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	9,302	9,546

Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	20,824	21,578

Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	19,089	19,638

CarMax Auto Owner Trust Series 2018-1, Class D, 3.37%, 7/15/2024	2,732	2,767

Carnow Auto Receivables Trust Series 2018-1A, Class C, 5.21%, 9/15/2023 (a)	2,090	2,099

Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,781	5,998

CARS-DB4 LP

Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,740	5,078

Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	8,960	9,437

Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	9,990	10,489

Carvana Auto Receivables Trust

Series 2019-1A, Class C, 3.50%, 2/15/2024 (a)	9,980	10,083

Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	7,500	7,724

Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	29,424	29,675

Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	9,750	10,419

Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	5,000	5,241

Cascade MH Asset Trust Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (j)	17,000	16,794

Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032 ‡	28	29

Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,950

Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 3.13%, 3/24/2023 (a) (j)	22,100	22,101

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Asset-Backed Securities — continued

COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 2.86%, 6/25/2040 ‡ (a) (j)	3,186		277

CoreVest American Finance Trust

Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	5,563		5,999

Series 2020-2, Class B, 4.24%, 5/15/2052 ‡ (a) (j)	8,345		9,225

CPS Auto Receivables Trust

Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	1,494		1,509

Series 2018-D, Class D, 4.34%, 9/16/2024 (a)	2,303		2,354

Series 2020-B, Class B, 2.11%, 4/15/2026 (a)	6,000		6,023

CPS Auto Trust Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	123		123

Credit Acceptance Auto Loan Trust

Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	11,249		11,349

Series 2019-3A, Class C, 3.06%, 3/15/2029 (a)	10,500		10,919

Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	21,735		22,373

Series 2020-2A, Class C, 2.73%, 11/15/2029 (a)	4,895		5,067

Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	8,573		8,594

Credit Suisse Mortgage Capital Certificates Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (j)	17,040		17,045

Crown Castle Towers LLC

3.72%, 7/15/2023 (a)	250		258

3.66%, 5/15/2025 (a)	2,805		2,966

Currency Capital Funding Trust Series 2018-1A, Class B, 5.60%, 3/17/2026 ‡ (a) (j)	—	(k)	—	(k)

CWABS, Inc. Asset-Backed Certificates

Series 2004-1, Class M1, 0.83%, 3/25/2034 ‡ (j)	41		40

Series 2004-1, Class M2, 0.91%, 3/25/2034 ‡ (j)	25		25

Series 2004-1, Class 3A, 0.64%, 4/25/2034 ‡ (j)	297		278

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 0.98%, 10/25/2034 (j)	232		229

DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	19,300		19,374

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delta Air Lines Pass-Through Trust

Series 2019-1, Class AA, 3.20%, 4/25/2024	6,270	6,659

Series 2015-1, Class AA, 3.63%, 7/30/2027	3,145	3,399

Diamond Resorts Owner Trust

Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	746	754

Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	825	837

Series 2021-1A, Class D, 3.83%, 11/21/2033 ‡ (a)	10,556	10,750

Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (a) (e)	33,800	33,800

Drive Auto Receivables Trust

Series 2017-1, Class D, 3.84%, 3/15/2023	389	390

Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	3,648	3,672

Series 2018-2, Class D, 4.14%, 8/15/2024	17,799	18,098

Series 2018-3, Class D, 4.30%, 9/16/2024	10,053	10,238

Series 2019-4, Class D, 2.70%, 2/16/2027	10,500	10,781

DT Auto Owner Trust

Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	1,619	1,626

Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	5,988	6,028

Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	19,000	19,642

Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	2,500	2,582

Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	5,000	5,195

Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	7,100	7,244

E3 (Cayman Islands)

Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	8,090	8,361

Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	5,601	5,651

Elara HGV Timeshare Issuer LLC

Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	8,485	8,726

Series 2019-A, Class C, 3.45%, 1/25/2034 ‡ (a)	2,353	2,382

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Exeter Automobile Receivables Trust

Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	4,481	4,542

Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	10,374	10,556

Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	6,937	7,036

Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	21,344	21,817

Series 2020-2A, Class B, 2.08%, 7/15/2024 (a)	8,000	8,046

Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	25,430	26,212

Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	7,250	7,455

Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	7,000	7,361

Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	3,500	3,732

Series 2020-3A, Class D, 1.73%, 7/15/2026	9,000	9,179

Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	14,185	14,653

Fifth Third Auto Trust Series 2019-1, Class A3, 2.64%, 12/15/2023	3,557	3,591

First Investors Auto Owner Trust

Series 2017-3A, Class C, 3.00%, 1/16/2024 (a)	2,570	2,583

Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	5,096	5,179

Series 2017-3A, Class E, 4.92%, 8/15/2024 (a)	1,300	1,332

FirstKey Homes Trust

Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 ‡ (a)	3,500	3,593

Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 ‡ (a)	10,000	10,009

Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 ‡ (a)	10,267	10,322

Flagship Credit Auto Trust

Series 2017-1, Class D, 4.23%, 5/15/2023 (a)	649	654

Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	2,399	2,410

Series 2017-1, Class E, 6.46%, 12/15/2023 (a)	3,500	3,555

Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	2,630	2,689

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	3,630	3,705

Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	8,250	8,493

Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	9,500	9,916

Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	5,272

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	99,232	108,460

Foundation Finance Trust

Series 2020-1A, Class B, 4.62%, 7/16/2040 ‡ (a)	1,700	1,848

Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡ (a)	4,650	5,102

Foursight Capital Automobile Receivables Trust

Series 2021-1, Class D, 1.32%, 3/15/2027 (a)	900	897

Series 2021-2, Class D, 1.92%, 9/15/2027 (a)	850	852

FREED ABS Trust Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	3,775	3,789

FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 (a)	4,400	4,403

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 ‡ (j)	231	239

GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	1,940	1,947

Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 (a)	620	620

Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (j)	6,407	6,809

Goodgreen Trust

Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	1,109	1,175

Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	816	877

Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	7,311	7,667

Harvest SBA Loan Trust Series 2021-1, Class A, 2.08%, 4/25/2048 (a) (j)	4,816	4,732

HERO Funding (Cayman Islands)

Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	3,722	3,873

Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	3,065	3,242

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

HERO Funding II (Cayman Islands)

Series 2016-3B, Class B, 5.24%, 9/20/2042 (a)	218	218

Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	2,751	2,805

HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (a)	4,260	4,407

HERO Funding Trust (Cayman Islands)

Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	2,358	2,496

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	1,040	1,074

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	3,253	3,419

Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	3,616	3,747

Hilton Grand Vacations Trust Series 2020-AA, Class C, 6.42%, 2/25/2039 ‡ (a)	6,586	7,214

Home Partners of America Trust Series 2019-2, Class E, 3.32%, 10/19/2039 ‡ (a)	9,527	9,505

KGS-Alpha SBA COOF Trust

Series 2012-4, Class A, IO, 1.03%, 9/25/2037 ‡ (a) (j)	6,363	156

Series 2012-2, Class A, IO, 0.92%, 8/25/2038 ‡ (a) (j)	4,268	88

Series 2013-2, Class A, IO, 1.97%, 3/25/2039 ‡ (a) (j)	4,064	158

Lakeview CDO LLC 2.85%, 11/10/2032 ‡ (j)	12,000	11,957

Lending Point Asset Securitization Trust Series 2020-1, Class C, 4.14%, 2/10/2026 ‡ (a)	4,500	4,528

Lendingpoint Asset Securitization Trust Series 2021-A, Class C, 2.75%, 12/15/2028 ‡ (a)	12,684	12,720

LendingPoint Asset Securitization Trust Series 2021-1, Class B, 2.85%, 4/15/2027 ‡ (a)	13,636	13,678

Lendingpoint SPE Trust

Series 2020-VFN1, Class A1B, 4.35%, 12/15/2026 (a) (j)	15,000	15,014

Series 2020-VFN1, Class A2B1, 4.35%, 12/15/2026 (a) (j)	6,842	6,849

Lendmark Funding Trust Series 2018-2A, Class D, 6.78%, 4/20/2027 (a)	8,970	9,026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

LFT CRE Ltd. (Cayman Islands)

Series 2021-FL1, Class D, 2.55%, 6/15/2039 ‡ (a) (j)	14,238	14,242

Series 2021-FL1, Class E, 3.05%, 6/15/2039 ‡ (a) (j)	12,500	12,504

LP LMS Asset Securitization Trust

Series 2020-1A, Class B, 5.24%, 2/10/2026 ‡ (a)	2,942	3,079

6.17%, 10/15/2028	7,398	7,420

Mariner Finance Issuance Trust Series 2021-AA, Class E, 5.40%, 3/20/2036 ‡ (a)	6,000	6,484

Marlette Funding Trust Series 2020-1A, Class B, 2.38%, 3/15/2030 ‡ (a)	17,500	17,613

Mercury Financial Credit Card Master Trust Series 2021-1A, Class C, 4.21%, 3/20/2026 (a)	10,000	10,098

Mid-State Capital Corp. Trust

Series 2005-1, Class A, 5.75%, 1/15/2040	78	84

Series 2005-1, Class M1, 6.11%, 1/15/2040 ‡	1,863	1,999

Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	1,071	1,140

Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	1,299	1,379

Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	519	560

Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 2.33%, 3/25/2033 ‡ (j)	242	241

MVW Owner Trust

Series 2019-1A, Class B, 3.00%, 11/20/2036 ‡ (a)	7,808	7,981

Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡ (a)	3,296	3,380

New Century Home Equity Loan Trust

Series 2003-5, Class AI6, 6.00%, 11/25/2033 ‡ (e)	284	292

Series 2005-1, Class M1, 0.76%, 3/25/2035 ‡ (j)	261	260

NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	12,037	12,164

NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	12,316	12,426

Ocean Beach SPC (Cayman Islands) Series 2020-1I, Class A, 4.00%, 9/26/2022	7,385	7,385

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Octane Receivables Trust Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	4,028	4,056

OL SP LLC

Series 2018, Class C, 4.25%, 5/15/2025 ‡	662	668

Series 2018, Class A, 4.16%, 2/9/2030	2,444	2,537

Series 2018, Class B, 4.61%, 2/9/2030 ‡	764	788

OneMain Direct Auto Receivables Trust Series 2018-1A, Class C, 3.85%, 10/14/2025 (a)	15,882	16,033

OneMain Financial Issuance Trust Series 2019-1A, Class E, 5.69%, 2/14/2031 ‡ (a)	16,475	16,671

Oportun Funding XIII LLC Series 2019-A, Class B, 3.87%, 8/8/2025 ‡ (a)	7,146	7,280

Oportun Issuance Trust

Series 2021-B, Class B, 1.96%, 5/8/2031 ‡ (a)	6,320	6,354

Series 2021-B, Class C, 3.65%, 5/8/2031 ‡ (a)	8,461	8,521

Orange Lake Timeshare Trust

Series 2018-A, Class C, 3.74%, 11/8/2030 ‡ (a)	2,720	2,780

Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	3,834	3,960

Pretium Mortgage Credit Partners I LLC

Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (a) (e)	13,780	13,914

Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (e)	30,175	30,208

Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (e)	15,500	15,725

Progress Residential

Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 ‡ (a)	7,330	7,380

Series 2021-SFR1, Class F, 2.76%, 4/17/2038 ‡ (a)	12,000	11,913

Progress Residential Trust

Series 2020-SFR3, Class F, 2.80%, 10/17/2027 ‡ (a)	10,000	10,081

Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	7,000	7,169

Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	10,490	10,496

Series 2018-SFR3, Class F, 5.37%, 10/17/2035 ‡ (a)	3,000	3,013

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (a)	8,180	8,327

Series 2020-SFR2, Class GREG, PO, 6/17/2037 (a)	19,442	17,194

Series 2020-SFR2, Class B, 2.58%, 6/17/2037 ‡ (a)	12,081	12,404

Series 2020-SFR2, Class C, 3.08%, 6/17/2037 ‡ (a)	9,097	9,404

Series 2020-SFR2, Class D, 3.87%, 6/17/2037 ‡ (a)	9,656	10,027

Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 ‡ (a)	15,150	15,266

Series 2021-SFR8, Class E1, 2.38%, 9/17/2038 (a)	24,695	24,712

Regional Management Issuance Trust

Series 2021-1, Class D, 5.07%, 3/17/2031 ‡ (a)	2,100	2,160

Renew (Cayman Islands)

Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	1,391	1,465

Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	1,679	1,720

Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	15,662	16,444

Santander Drive Auto Receivables Trust

Series 2018-1, Class D, 3.32%, 3/15/2024	9,643	9,732

Series 2019-1, Class C, 3.42%, 4/15/2025	3,868	3,888

Series 2019-2, Class D, 3.22%, 7/15/2025	28,260	29,097

Series 2021-2, Class D, 1.35%, 7/15/2027	13,400	13,502

Santander Prime Auto Issuance Notes Trust Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	1,714	1,757

Santander Revolving Auto Loan Trust

Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	32,715	34,484

Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,750	11,320

Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,500	7,869

SCF Equipment Leasing LLC

Series 2019-2A, Class G, 6.00%, 10/20/2031 ‡ (a)	10,662	10,890

Series 2020-1A, Class G, 6.00%, 4/20/2032 ‡ (a)	2,993	3,058

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2021-1A, Class F, 5.52%, 8/20/2032 ‡ (a)	40,000	40,357

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 ‡ (e)	152	153

Sierra Timeshare Receivables Funding LLC

Series 2018-2A, Class C, 3.94%, 6/20/2035 ‡ (a)	3,547	3,643

Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	3,128	3,219

Series 2021-1A, Class D, 3.17%, 11/20/2037 ‡ (a)	7,990	8,058

Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 0.16%, 6/25/2037 ‡ (j)	924	740

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	670	688

Springleaf Funding Trust Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (a)	11,450	11,480

Spruce ABS Trust Series 2016-E1, Class B, 6.90%, 6/15/2028 ‡ (a)	7,600	7,973

Tidewater Auto Receivables Trust Series 2018-AA, Class D, 4.30%, 11/15/2024 (a)	2,214	2,228

Towd Point Mortgage Trust Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (a) (e)	9,342	9,439

Tricolor Auto Securitization Trust

Series 2018-2A, Class D, 7.98%, 8/15/2022 (a)	10,947	10,948

Series 2020-1A, Class B, 8.25%, 11/15/2026 (a)	14,295	14,630

Tricon American Homes Trust

Series 2019-SFR1, Class F, 3.75%, 3/17/2038 ‡ (a)	7,000	7,187

UAL Pass-Through Trust Series 2007-1, 6.64%, 7/2/2022	576	595

United Airlines Pass-Through Trust

Series 2012-1, Class A, 4.15%, 4/11/2024	121	128

Series 2013-1, Class A, 4.30%, 8/15/2025	457	494

Series 2016-2, Class B, 3.65%, 10/7/2025	1,400	1,396

Series 2014-1, Class A, 4.00%, 4/11/2026	2,506	2,653

Series 2014-2, Class A, 3.75%, 9/3/2026	398	421

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-1, Class AA, 3.10%, 7/7/2028	1,073	1,125

Series 2016-2, Class AA, 2.88%, 10/7/2028	1,467	1,498

Series 2016-2, Class A, 3.10%, 10/7/2028	819	814

Series 2018-1, Class AA, 3.50%, 3/1/2030	15,452	16,111

Series 2018-1, Class A, 3.70%, 3/1/2030	1,099	1,131

Series 2019-1, Class AA, 4.15%, 8/25/2031	1,377	1,502

Series 2019-1, Class A, 4.55%, 8/25/2031	1,641	1,765

Series 2019-2, Class AA, 2.70%, 5/1/2032	1,789	1,799

US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	7,000	6,999

US Auto Funding LLC Series 2019-1A, Class C, 5.34%, 3/15/2023 (a)	5,000	5,062

USASF Receivables LLC

Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	5,937	6,044

Series 2020-1A, Class C, 5.94%, 8/15/2024 (a)	4,000	4,191

VCAT LLC Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (e)	6,019	6,014

Verizon Owner Trust Series 2019-A, Class A1A, 2.93%, 9/20/2023	4,649	4,696

Veros Automobile Receivables Trust Series 2018-1, Class D, 5.74%, 8/15/2025 (a)	6,700	6,708

VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	56,321	55,511

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (e)	23,292	23,326

VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (e)	15,902	15,946

VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (e)	10,199	10,220

VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (e)	34,584	34,620

VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (e)	19,222	19,238

Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	4,517	4,631

Westgate Resorts LLC

Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	4,217	4,262

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-1A, Class B, 3.58%, 12/20/2031 ‡ (a)	3,160	3,202

Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	13,910	14,641

World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	16,200	16,417

World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	7,837	7,881

Total Asset-Backed Securities (Cost $2,248,950)		2,295,301

U.S. Treasury Obligations — 13.3%

U.S. Treasury Bonds

8.00%, 11/15/2021	7,920	8,048

5.25%, 2/15/2029	2,500	3,243

4.50%, 5/15/2038	3,890	5,550

3.50%, 2/15/2039	85	109

4.50%, 8/15/2039	91,997	132,616

1.13%, 5/15/2040	42,248	37,637

4.38%, 5/15/2040	511	730

4.75%, 2/15/2041	35,372	53,122

2.25%, 5/15/2041	47,273	50,582

4.38%, 5/15/2041	37,318	53,658

2.75%, 8/15/2042	9,000	10,413

2.75%, 11/15/2042	70,713	81,820

3.63%, 8/15/2043	17,780	23,467

3.75%, 11/15/2043	16,856	22,684

2.50%, 2/15/2045	53,620	59,734

3.00%, 5/15/2045	8,910	10,808

2.88%, 8/15/2045	45,620	54,254

2.50%, 5/15/2046	96,775	108,142

2.75%, 11/15/2047	73,700	86,485

3.38%, 11/15/2048	54,695	71,909

2.38%, 11/15/2049	89,940	98,909

2.00%, 2/15/2050	144,765	147,095

2.38%, 5/15/2051	155,900	172,172

U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,000	2,278

U.S. Treasury Notes

2.13%, 6/30/2022 (m)	6,985	7,104

2.00%, 8/15/2025 (m)	11,953	12,604

1.63%, 5/15/2026	10,909	11,353

1.88%, 7/31/2026	197,103	207,652

1.13%, 2/28/2027	51,774	52,530

1.25%, 3/31/2028	19,705	19,984

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.25%, 4/30/2028	50,460	51,144

1.50%, 2/15/2030	132,273	135,399

U.S. Treasury STRIPS Bonds

2.48%, 5/15/2022 (n)	7,390	7,388

4.51%, 11/15/2022 (n)	5,000	4,992

3.09%, 2/15/2023 (n)	225	225

2.14%, 8/15/2023 (n)	15	15

6.23%, 2/15/2028 (n)	2,615	2,436

2.25%, 5/15/2029 (n)	61,050	55,308

1.69%, 11/15/2030 (n)	15,252	13,376

2.50%, 5/15/2032 (n)	15,038	12,743

1.52%, 8/15/2032 (n)	20,025	16,874

1.93%, 5/15/2033 (n)	118,886	98,535

5.33%, 11/15/2033 (n)	24,367	19,972

1.03%, 8/15/2039 (n)	36,140	26,578

3.01%, 8/15/2040 (n)	30,000	20,734

2.93%, 8/15/2041 (n)	94,093	63,170

3.60%, 2/15/2042 (n)	10,721	7,100

3.29%, 5/15/2042 (n)	19,049	12,523

3.42%, 11/15/2042 (n)	7,855	5,097

2.21%, 11/15/2043 (n)	25,730	16,335

1.50%, 2/15/2050 (n)	34,240	19,519

Total U.S. Treasury Obligations (Cost $2,097,769)		2,196,155

Commercial Mortgage-Backed Securities — 11.2%

20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 ‡(a) (j)	24,120	23,389

ACRE Commercial Mortgage Ltd. (Cayman Islands)

Series 2021-FL4, Class B, 1.49%, 12/18/2037 ‡(a) (j)	1,570	1,566

Series 2021-FL4, Class C, 1.84%, 12/18/2037 ‡(a) (j)	9,000	8,989

BAMLL Re-REMIC Trust

Series 2013-FRR2, Class B, PO, 9/26/2022 (a)	8,992	8,605

Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	8,600	8,255

Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	14,650	13,567

Series 2016-FR13, Class A, 1.50%, 8/27/2045 (a) (j)	16,500	16,445

Series 2016-FR13, Class B, 1.99%, 8/27/2045 (a) (j)	10,308	10,270

Series 2014-FRR5, Class BK37, PO, 1/27/2047 (a)	10,000	9,007

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2014-FRR5, Class AK37, 2.47%, 1/27/2047 (a) (j)	15,570	15,625

Series 2014-FRR8, Class A, 2.09%, 11/26/2047 (a) (j)	12,000	11,979

Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 2.46%, 9/15/2036 ‡ (a) (j)	3,000	2,986

BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	10,000	10,991

BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	10,265

BB-UBS Trust

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	14,749

Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (j)	12,692	10,846

BMD2 Re-REMIC Trust

Series 2019-FRR1, Class 1A1, 2.58%, 5/25/2052 (a) (j)	5,869	5,830

Series 2019-FRR1, Class 1A5, 4.28%, 5/25/2052 (a) (j)	3,242	3,234

BWAY Mortgage Trust Series 2013-1515, Class F, 4.06%, 3/10/2033 ‡ (a) (j)	5,000	5,150

BX

Series 2021-MFM1, Class E, 2.35%, 1/15/2034 ‡ (a) (j)	3,250	3,253

Series 2021-MFM1, Class F, 3.10%, 1/15/2034 ‡ (a) (j)	2,000	2,012

CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.96%, 12/15/2047 ‡ (a) (j)	5,000	5,001

Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	47,647	50,688

Commercial Mortgage Trust

Series 2013-WWP, Class A2, 3.42%, 3/10/2031 (a)	6,100	6,342

Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (j)	23,900	26,628

Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (a) (j)	8,750	8,942

Series 2012-CR2, Class XA, IO, 1.77%, 8/15/2045 ‡ (j)	19,528	134

Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	8,786

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	7,536

Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 ‡ (a) (j)	9,334	—	(k)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CSAIL Commercial Mortgage Trust

Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (a) (j)	19,159	18,868

Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	13,428

CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	15,200	14,473

FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M2, 3.80%, 1/25/2051 (a) (j)	22,534	23,770

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ13, Class A2, 2.86%, 8/25/2022	3,786	3,855

Series KJ18, Class A2, 3.07%, 8/25/2022	3,665	3,721

Series KJ09, Class A2, 2.84%, 9/25/2022	1,201	1,222

Series KJ07, Class A2, 2.31%, 12/25/2022	10,719	10,935

Series K727, Class AM, 3.04%, 7/25/2024	10,471	11,068

Series K048, Class A2, 3.28%, 6/25/2025 (j)	13,500	14,690

Series KC02, Class A2, 3.37%, 7/25/2025	31,000	32,951

Series KS07, Class A2, 2.74%, 9/25/2025	21,600	23,089

Series KJ17, Class A2, 2.98%, 11/25/2025	11,127	11,910

Series K052, Class A2, 3.15%, 11/25/2025	3,791	4,130

Series KS06, Class A2, 2.72%, 7/25/2026	10,080	10,730

Series K058, Class AM, 2.72%, 8/25/2026 (j)	20,000	21,567

Series K061, Class AM, 3.44%, 11/25/2026 (j)	10,012	11,184

Series K063, Class AM, 3.51%, 1/25/2027 (j)	25,610	28,784

Series K065, Class A2, 3.24%, 4/25/2027	6,633	7,380

Series K065, Class AM, 3.33%, 5/25/2027	3,557	3,969

Series KJ26, Class A2, 2.61%, 7/25/2027	19,000	20,398

Series K069, Class A2, 3.19%, 9/25/2027 (j)	10,340	11,530

Series K070, Class A2, 3.30%, 11/25/2027 (j)	6,045	6,791

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series W5FX, Class AFX, 3.34%, 4/25/2028 (j)	9,910	11,089

Series KL05, Class X1P, IO, 1.02%, 6/25/2029 (j)	175,800	11,614

Series KS11, Class AFX2, 2.65%, 6/25/2029	50,000	52,656

Series K152, Class A2, 3.08%, 1/25/2031	8,843	9,984

Series K128, Class X3, IO, 2.89%, 4/25/2031 (j)	12,850	2,817

Series KX04, Class XFX, IO, 1.86%, 1/25/2034 (j)	212,137	21,608

Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (j)	4,450	1,491

Series Q014, Class X, IO, 2.80%, 10/25/2055 (j)	23,417	5,197

FNMA ACES

Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,479	1,509

Series 2014-M3, Class A2, 3.50%, 1/25/2024 (j)	4,801	5,090

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (j)	6,826	7,250

Series 2015-M1, Class A2, 2.53%, 9/25/2024	11,706	12,285

Series 2015-M7, Class A2, 2.59%, 12/25/2024	9,730	10,249

Series 2015-M8, Class A2, 2.90%, 1/25/2025 (j)	11,700	12,443

Series 2015-M5, Class A1, 2.96%, 3/25/2025 (j)	17,671	18,645

Series 2015-M13, Class A2, 2.80%, 6/25/2025 (j)	1,726	1,840

Series 2016-M6, Class A2, 2.49%, 5/25/2026	9,100	9,708

Series 2016-M7, Class A2, 2.50%, 9/25/2026	8,960	9,361

Series 2017-M1, Class A2, 2.50%, 10/25/2026 (j)	9,516	10,106

Series 2017-M3, Class A2, 2.56%, 12/25/2026 (j)	16,812	17,968

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (j)	8,438	9,280

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (j)	10,260	11,267

Series 2018-M2, Class A2, 3.00%, 1/25/2028 (j)	30,000	32,771

Series 2018-M4, Class A2, 3.15%, 3/25/2028 (j)	10,851	12,016

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-M7, Class A2, 3.15%, 3/25/2028 (j)	30,256	33,682

Series 2018-M10, Class A2, 3.48%, 7/25/2028 (j)	20,853	23,528

Series 2018-M14, Class A2, 3.70%, 8/25/2028 (j)	36,222	41,495

Series 2019-M1, Class A2, 3.67%, 9/25/2028 (j)	57,380	65,664

Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	9,390	9,515

Series 2020-M38, Class X2, IO, 2.11%, 11/25/2028 (j)	39,845	4,858

Series 2019-M7, Class A2, 3.14%, 4/25/2029	20,540	22,848

Series 2017-M5, Class A2, 3.23%, 4/25/2029 (j)	28,567	32,031

Series 2019-M12, Class A2, 2.89%, 6/25/2029 (j)	27,815	30,641

Series 2018-M3, Class A2, 3.19%, 2/25/2030 (j)	7,528	8,460

Series 2020-M50, Class A1, 0.67%, 10/25/2030	17,094	16,843

Series 2020-M50, Class A2, 1.20%, 10/25/2030	5,950	5,925

Series 2020-M50, Class X1, IO, 2.02%, 10/25/2030 (j)	100,999	10,998

FREMF Mortgage Trust

Series 2015-K720, Class B, 3.51%, 7/25/2022 (a) (j)	11,227	11,466

Series 2015-K720, Class C, 3.51%, 7/25/2022 (a) (j)	11,500	11,735

Series 2017-K727, Class C, 3.87%, 7/25/2024 (a) (j)	3,200	3,378

Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (j)	18,173	19,039

Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (j)	20,000	20,061

Series 2018-KSL1, Class C, 3.96%, 11/25/2025 (a) (j)	17,034	16,754

Series 2018-KBX1, Class C, 3.69%, 1/25/2026 (a) (j)	7,500	6,522

Series 2018-KHG1, Class C, 3.94%, 12/25/2027 (a) (j)	19,610	17,558

Series 2019-KBF3, Class C, 4.84%, 1/25/2029 (a) (j)	26,000	26,078

Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,614	11,701

Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (j)	3,605	3,703

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2019-KW10, Class B, 3.75%, 10/25/2032 (a) (j)	9,170	9,668

Series 2013-K25, Class C, 3.74%, 11/25/2045 (a) (j)	4,156	4,277

Series 2014-K38, Class C, 4.79%, 6/25/2047 (a) (j)	4,750	5,139

Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (j)	7,000	7,549

Series 2015-K721, Class B, 3.68%, 11/25/2047 (a) (j)	2,585	2,656

Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (j)	8,542	9,181

Series 2015-K718, Class C, 3.65%, 2/25/2048 (a) (j)	4,100	4,141

Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (j)	8,920	9,621

Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (j)	3,545	3,736

Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (j)	16,085	17,465

Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (j)	2,750	3,021

Series 2016-K55, Class B, 4.30%, 4/25/2049 (a) (j)	10,000	11,150

Series 2016-K56, Class B, 4.08%, 6/25/2049 (a) (j)	3,549	3,924

Series 2016-K722, Class B, 3.99%, 7/25/2049 (a) (j)	8,010	8,390

Series 2017-K68, Class B, 3.97%, 10/25/2049 (a) (j)	9,423	10,443

Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (j)	4,714	5,139

Series 2017-K61, Class C, 3.81%, 12/25/2049 (a) (j)	5,345	5,651

Series 2017-K63, Class B, 4.00%, 2/25/2050 (a) (j)	11,895	13,131

Series 2017-K63, Class C, 4.00%, 2/25/2050 (a) (j)	5,000	5,374

Series 2018-K74, Class B, 4.23%, 2/25/2051 (a) (j)	10,000	11,222

FRR Re-REMIC Trust

Series 2018-C1, Class C720, 0.00%, 8/27/2047 ‡ (a) (j)	7,500	7,246

Series 2018-C1, Class B720, 2.03%, 8/27/2047 ‡ (a) (j)	4,500	4,460

Series 2018-C1, Class A720, 3.01%, 8/27/2047 (a)	6,500	6,502

Series 2018-C1, Class BK43, 2.85%, 2/27/2048 ‡ (a) (j)	8,000	7,996

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-C1, Class AK43, 3.05%, 2/27/2048 (a)	5,000	5,086

Series 2018-C1, Class A725, 2.76%, 2/27/2050 (a)	3,000	3,023

Series 2018-C1, Class B725, 3.01%, 2/27/2050 ‡ (a) (j)	6,680	6,719

GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	31,100	35,728

Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	16,270	17,209

JPMCC Re-REMIC Trust

Series 2015-FRR2, Class AK36, 2.14%, 12/27/2046 (a) (j)	5,000	5,018

Series 2015-FRR2, Class BK39, PO, 8/27/2047 (a)	4,045	3,609

Series 2015-FRR2, Class AK39, 2.81%, 8/27/2047 (a) (j)	10,600	10,781

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2005-CB11, Class X1, IO, 0.23%, 8/12/2037 ‡ (a) (j)	2,639	—	(k)

Series 2006-CB15, Class X1, IO, 0.38%, 6/12/2043 ‡ (j)	2,836	—	(k)

Series 2010-C2, Class XA, IO, 1.80%, 11/15/2043 ‡ (a) (j)	1,132	2

Series 2006-LDP8, Class X, IO, 0.23%, 5/15/2045 ‡ (j)	24	—	(k)

KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 2.15%, 12/15/2037 ‡ (a) (j)	5,250	5,257

MF1 Multi-Family Housing Mortgage Loan Trust Series 2019-Q009, Class B, 2.84%, 4/25/2024 ‡ (a) (j)	3,425	3,421

MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 2.70%, 4/15/2038 ‡ (a) (j)	24,400	24,551

ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 1.37%, 12/12/2049 ‡ (a) (j)	47	—	(k)

MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 ‡ (a)	42,000	41,250

Multi-Family Connecticut Avenue Securities Trust Series 2020-01, Class M10, 3.83%, 3/25/2050 ‡ (a) (j)	5,000	5,237

PFP Ltd. (Cayman Islands)

Series 2021-7, Class C, 1.75%, 4/14/2038 ‡ (a) (j)	8,415	8,383

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2021-7, Class D, 2.50%, 4/14/2038 ‡ (a) (j)	14,539	14,476

SBALR Commercial Mortgage Trust Series 2020-RR1, Class XA, IO, 1.41%, 2/13/2053 (a) (j)	70,973	6,136

Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	40,000	41,858

Series RR Trust Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,792

Series 2015-1, Class B, PO, 4/26/2048 (a)	19,000	17,252

UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.20%, 5/10/2045 (a) (j)	5,646	18

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,191	2,203

UBS-Barclays Commercial Mortgage Trust

Series 2012-C2, Class XA, IO, 1.43%, 5/10/2063 ‡ (a) (j)	11,283	76

Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,560	1,585

VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	5,291	5,413

Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class XC, IO, 0.23%, 12/15/2043 ‡ (a) (j)	385	—	(k)

Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	8,317

Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK16, PO, 12/27/2043 (a)	6,000	5,973

WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.38%, 3/15/2045 ‡ (a) (j)	6,640	6,576

Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	12,837	14,078

Total Commercial Mortgage-Backed Securities (Cost $1,743,097)		1,853,349

Collateralized Mortgage Obligations — 5.5%

ACC 0.00%, 9/15/2022 ‡	13,206	13,206

Acre 6.25%, 12/22/2021 ‡	9,464	9,369

Series 2017-B, 8.39%, 12/22/2021 ‡	6,764	6,696

Alternative Loan Trust

Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	10	10

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	17		17

Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	367		379

Series 2005-23CB, Class A2, 5.50%, 7/25/2035	191		184

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	766		718

Series 2005-86CB, Class A11, 5.50%, 2/25/2036	377		301

Series 2006-26CB, Class A9, 6.50%, 9/25/2036	122		87

American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (j)	4		4

Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a) (e)	12,857		13,009

Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	10		10

Banc of America Funding Trust

Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,326		1,388

Series 2005-7, Class 30, PO, 11/25/2035 ‡	41		40

Banc of America Mortgage Trust Series 2004-F, Class 1A1, 2.45%, 7/25/2034 (j)	81		83

Bayview Opportunity Master Fund IVB LP 3.20%, 1/10/2031 ‡ (j)	10,050		10,050

Bayview Opportunity Master Fund Trust Series 2014-1SBC, Zero Coupon, 1/10/2031 ‡	3,400		3,400

Bear Stearns ARM Trust Series 2003-7, Class 3A, 2.53%, 10/25/2033 (j)	16		16

Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.28%, 3/25/2031 (j)	—	(k)	—	(k)

Cascade MH Asset Trust

Series 2021-MH1, Class B1, 4.57%, 2/25/2046 ‡ (a)	2,500		2,646

Series 2021-MH1, Class B2, 5.57%, 2/25/2046 ‡ (a)	2,550		2,692

Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 2.52%, 6/25/2035 (j)	485		492

CHL Mortgage Pass-Through Trust

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	4		—	(k)

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-3, Class A25, 5.75%, 4/25/2034	101		100

Series 2004-5, Class 2A9, 5.25%, 5/25/2034	130		133

Series 2005-22, Class 2A1, 2.58%, 11/25/2035(j)	201		193

Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	6		6

Citigroup Mortgage Loan Trust, Inc.

Series 2004-UST1, Class A3, 2.21%, 8/25/2034 (j)	42		42

Series 2004-HYB4, Class AA, 0.41%, 12/25/2034 (j)	35		37

Credit Suisse First Boston Mortgage Securities Corp.

Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1		—	(k)

Series 2005-1, Class 1A16, 5.50%, 2/25/2035	42		42

CSFB Mortgage-Backed Pass-Through Certificates

Series 2005-10, Class 6A13, 5.50%, 11/25/2035	217		133

Series 2005-10, Class 10A4, 6.00%, 11/25/2035	209		83

CVS Pass-Through Trust

Series 2009, 8.35%, 7/10/2031 (a)	264		345

5.77%, 1/10/2033 (a)	335		398

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035 ‡	20		17

DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	43		43

FHLMC — GNMA

Series 24, Class J, 6.25%, 11/25/2023	71		74

Series 23, Class KZ, 6.50%, 11/25/2023	9		10

Series 31, Class Z, 8.00%, 4/25/2024	7		7

FHLMC, REMIC

Series 1316, Class Z, 8.00%, 6/15/2022	3		3

Series 1343, Class LB, 7.50%, 8/15/2022	1		1

Series 1351, Class TF, HB, 1,010.00%, 8/15/2022	—	(k)	—	(k)

Series 1456, Class Z, 7.50%, 1/15/2023	3		3

Series 1543, Class VN, 7.00%, 7/15/2023	29		30

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (j)	11	1

Series 2033, Class K, 6.05%, 8/15/2023	37	38

Series 1577, Class PV, 6.50%, 9/15/2023	28	29

Series 1608, Class L, 6.50%, 9/15/2023	57	60

Series 3890, Class ET, 5.50%, 11/15/2023	30	31

Series 1630, Class PK, 6.00%, 11/15/2023	21	22

Series 1611, Class Z, 6.50%, 11/15/2023	57	60

Series 1628, Class LZ, 6.50%, 12/15/2023	46	48

Series 2756, Class NA, 5.00%, 2/15/2024	37	39

Series 1671, Class I, 7.00%, 2/15/2024	15	16

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (j)	9	10

Series 1695, Class G, HB, IF, 30.06%, 3/15/2024 (j)	5	5

Series 1710, Class GB, HB, IF, 45.45%, 4/15/2024 (j)	3	3

Series 2989, Class TG, 5.00%, 6/15/2025	93	98

Series 3005, Class ED, 5.00%, 7/15/2025	146	154

Series 4030, Class IL, IO, 3.50%, 4/15/2027	703	41

Series 4060, Class TB, 2.50%, 6/15/2027	4,000	4,163

Series 2022, Class PE, 6.50%, 1/15/2028	11	12

Series 2036, Class PG, 6.50%, 1/15/2028	68	76

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	13	1

Series 2091, Class PG, 6.00%, 11/15/2028	202	227

Series 2116, Class ZA, 6.00%, 1/15/2029	48	55

Series 2148, Class ZA, 6.00%, 4/15/2029	13	15

Series 2995, Class FT, 0.35%, 5/15/2029 (j)	68	68

Series 2530, Class SK, IF, IO, 8.00%, 6/15/2029 (j)	219	31

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	137

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2201, Class C, 8.00%, 11/15/2029	38	44

Series 3648, Class CY, 4.50%, 3/15/2030	398	438

Series 3737, Class DG, 5.00%, 10/15/2030	117	124

Series 2293, Class ZA, 6.00%, 3/15/2031	74	85

Series 2310, Class Z, 6.00%, 4/15/2031	10	12

Series 2313, Class LA, 6.50%, 5/15/2031	4	5

Series 2325, Class JO, PO, 6/15/2031	44	42

Series 2330, Class PE, 6.50%, 6/15/2031	111	128

Series 2410, Class QB, 6.25%, 2/15/2032	272	310

Series 2534, Class SI, HB, IF, 20.81%, 2/15/2032 (j)	30	43

Series 2427, Class GE, 6.00%, 3/15/2032	445	519

Series 2430, Class WF, 6.50%, 3/15/2032	342	403

Series 2594, Class IV, IO, 7.00%, 3/15/2032	61	7

Series 2643, Class SA, HB, IF, 44.88%, 3/15/2032 (j)	10	19

Series 2466, Class DH, 6.50%, 6/15/2032	38	44

Series 4146, Class KI, IO, 3.00%, 12/15/2032	3,690	380

Series 2543, Class YX, 6.00%, 12/15/2032	186	215

Series 2557, Class HL, 5.30%, 1/15/2033	123	142

Series 2586, IO, 6.50%, 3/15/2033	214	21

Series 2610, Class UI, IO, 6.50%, 5/15/2033	161	34

Series 2764, Class S, IF, 13.51%, 7/15/2033 (j)	24	31

Series 2656, Class AC, 6.00%, 8/15/2033	91	108

Series 2733, Class SB, IF, 7.92%, 10/15/2033 (j)	240	277

Series 3005, Class PV, IF, 12.58%, 10/15/2033 (j)	3	3

Series 2699, Class W, 5.50%, 11/15/2033	194	226

Series 2990, Class SL, HB, IF, 24.14%, 6/15/2034 (j)	13	15

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3611, PO, 7/15/2034	48	45

Series 2845, Class QH, 5.00%, 8/15/2034	156	176

Series 2912, Class EH, 5.50%, 1/15/2035	699	814

Series 4710, Class UV, 4.00%, 2/15/2035	2,000	2,018

Series 3059, Class B, 5.00%, 2/15/2035	4	4

Series 2980, Class QB, 6.50%, 5/15/2035	20	24

Series 3031, Class BN, HB, IF, 21.51%, 8/15/2035 (j)	245	437

Series 3117, Class EO, PO, 2/15/2036	89	83

Series 3134, PO, 3/15/2036	27	26

Series 3152, Class MO, PO, 3/15/2036	188	177

Series 3184, Class YO, PO, 3/15/2036	354	319

Series 3138, PO, 4/15/2036	28	26

Series 3187, Class Z, 5.00%, 7/15/2036	798	903

Series 3542, Class TN, IF, 6.00%, 7/15/2036 (j)	16	19

Series 3201, Class IN, IF, IO, 6.16%, 8/15/2036 (j)	146	20

Series 3202, Class HI, IF, IO, 6.55%, 8/15/2036 (j)	666	140

Series 3855, Class AM, 6.50%, 11/15/2036	154	177

Series 3274, Class B, 6.00%, 2/15/2037	74	84

Series 3292, Class DO, PO, 3/15/2037	54	50

Series 3306, Class TC, IF, 2.31%, 4/15/2037 (j)	14	15

Series 3306, Class TB, IF, 2.85%, 4/15/2037 (j)	16	17

Series 3305, Class IW, IF, IO, 6.35%, 4/15/2037 (j)	243	23

Series 3331, PO, 6/15/2037	38	35

Series 3605, Class NC, 5.50%, 6/15/2037	485	563

Series 3383, Class OP, PO, 11/15/2037	74	69

Series 3409, Class DB, 6.00%, 1/15/2038	365	430

Series 3546, Class A, 1.74%, 2/15/2039 (j)	64	66

Series 3531, Class SM, IF, IO, 6.00%, 5/15/2039 (j)	23	4

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3572, Class JS, IF, IO, 6.70%, 9/15/2039 (j)	81	12

Series 3592, Class BZ, 5.00%, 10/15/2039	1,873	2,116

Series 3610, Class CA, 4.50%, 12/15/2039	178	200

Series 3609, Class SA, IF, IO, 6.24%, 12/15/2039 (j)	445	67

Series 3653, Class HJ, 5.00%, 4/15/2040	95	108

Series 3677, Class PB, 4.50%, 5/15/2040	1,370	1,499

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (j)	159	173

Series 4796, Class CZ, 4.00%, 5/15/2048	17,489	18,916

Series 4807, Class EZ, 4.00%, 7/15/2048	4,003	4,302

Series 4822, Class ZB, 4.00%, 7/15/2048	5,510	5,852

Series 4830, Class WZ, 4.00%, 9/15/2048	17,406	18,753

FHLMC, STRIPS

Series 186, PO, 8/1/2027	90	89

Series 262, Class 35, 3.50%, 7/15/2042	2,672	2,904

Series 279, Class 35, 3.50%, 9/15/2042	777	838

Series 323, Class 300, 3.00%, 1/15/2044	3,169	3,340

Series 334, Class 300, 3.00%, 8/15/2044	2,608	2,760

FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 1.68%, 10/25/2037 (j)	281	286

First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 2.27%, 9/25/2034 (j)	83	83

First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 3.27%, 12/25/2034 (j)	71	73

FMC GMSR Issuer Trust 3.69%, 2/25/2024	52,515	52,604

Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (j)	15,000	14,999

Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (j)	8,000	7,995

FNMA Trust, Whole Loan

Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	10	12

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	112	128

Series 2004-W2, Class 1A, 6.00%, 2/25/2044	147	167

Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	261	299

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	41	49

Series 2004-W8, Class 3A, 7.50%, 6/25/2044	100	119

Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	183	209

FNMA, Grantor Trust, Whole Loan

Series 2001-T12, IO, 0.50%, 8/25/2041 (j)	10,505	123

Series 2002-T4, IO, 0.40%, 12/25/2041 (j)	22,575	165

Series 2002-T4, Class A2, 7.00%, 12/25/2041	262	307

Series 2002-T4, Class A4, 9.50%, 12/25/2041	441	535

Series 2002-T19, Class A1, 6.50%, 7/25/2042	377	450

Series 2002-T16, Class A2, 7.00%, 7/25/2042	437	526

Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	149	178

Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	169	197

Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	179	207

Series 2004-T3, Class 14, IO, 0.59%, 2/25/2044 (j)	3,411	43

FNMA, REMIC

Series 1991-141, Class PZ, 8.00%, 10/25/2021	—(k)	—(k)

Series 1992-31, Class M, 7.75%, 3/25/2022	—(k)	—(k)

Series G92-30, Class Z, 7.00%, 6/25/2022	—(k)	—(k)

Series 1992-101, Class J, 7.50%, 6/25/2022	1	1

Series 1992-79, Class Z, 9.00%, 6/25/2022	1	1

Series G92-62, Class B, PO, 10/25/2022	1	1

Series 1995-4, Class Z, 7.50%, 10/25/2022	12	12

Series 1992-200, Class SK, HB, IF, 25.25%, 11/25/2022 (j)	8	8

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	139

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1997-37, Class SM, IF, IO, 7.92%, 12/25/2022 (j)	—(k)	—(k)

Series 2003-17, Class EQ, 5.50%, 3/25/2023	45	46

Series 1993-23, Class PZ, 7.50%, 3/25/2023	1	1

Series 1993-56, Class PZ, 7.00%, 5/25/2023	10	10

Series 1993-60, Class Z, 7.00%, 5/25/2023	5	6

Series 1993-79, Class PL, 7.00%, 6/25/2023	7	7

Series 1993-141, Class Z, 7.00%, 8/25/2023	18	19

Series 1993-149, Class M, 7.00%, 8/25/2023	10	10

Series 1993-205, Class H, PO, 9/25/2023	—(k)	–(k)

Series 1993-160, Class ZA, 6.50%, 9/25/2023	15	15

Series 1993-165, Class SA, IF, 19.67%, 9/25/2023 (j)	4	4

Series 1995-19, Class Z, 6.50%, 11/25/2023	72	77

Series 1993-255, Class E, 7.10%, 12/25/2023	3	3

Series 1993-247, Class SM, HB, IF, 29.58%, 12/25/2023 (j)	3	4

Series 1994-29, Class Z, 6.50%, 2/25/2024	40	42

Series 1994-65, Class PK, PO, 4/25/2024	6	6

Series 1997-20, Class D, 7.00%, 3/17/2027	50	55

Series 1997-11, Class E, 7.00%, 3/18/2027	12	13

Series 1997-27, Class J, 7.50%, 4/18/2027	6	7

Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	1,144	63

Series 1997-42, Class EG, 8.00%, 7/18/2027	75	84

Series 1997-63, Class ZA, 6.50%, 9/18/2027	45	50

Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	4,217	196

Series 1998-66, Class FB, 0.43%, 12/25/2028 (j)	8	8

Series 1999-47, Class JZ, 8.00%, 9/18/2029	154	178

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2000-8, Class Z, 7.50%, 2/20/2030	78	91

Series 2001-36, Class ST, IF, IO, 8.42%, 11/25/2030 (j)	90	15

Series 2001-14, Class Z, 6.00%, 5/25/2031	60	66

Series 2001-16, Class Z, 6.00%, 5/25/2031	85	97

Series 2001-72, Class SB, IF, IO, 7.42%, 12/25/2031 (j)	221	29

Series 2001-81, Class HE, 6.50%, 1/25/2032	418	493

Series 2002-19, Class SC, IF, 14.01%, 3/17/2032 (j)	30	35

Series 2002-56, Class PE, 6.00%, 9/25/2032	477	552

Series 2002-86, Class PG, 6.00%, 12/25/2032	363	428

Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	3,762	414

Series 2003-25, Class KP, 5.00%, 4/25/2033	1,080	1,211

Series 2003-22, Class Z, 6.00%, 4/25/2033	234	272

Series 2003-47, Class PE, 5.75%, 6/25/2033	296	338

Series 2003-64, Class SX, IF, 13.51%, 7/25/2033 (j)	20	25

Series 2003-91, Class SD, IF, 12.36%, 9/25/2033 (j)	5	6

Series 2003-130, Class HZ, 6.00%, 1/25/2034	8,404	9,669

Series 2004-72, Class F, 0.58%, 9/25/2034 (j)	83	83

Series 2005-19, Class PB, 5.50%, 3/25/2035	2,196	2,508

Series 2005-42, Class PS, IF, 16.79%, 5/25/2035 (j)	5	6

Series 2005-51, Class MO, PO, 6/25/2035	16	14

Series 2005-53, Class CS, IF, IO, 6.62%, 6/25/2035 (j)	368	39

Series 2005-65, Class KO, PO, 8/25/2035	60	56

Series 2005-72, Class WS, IF, IO, 6.67%, 8/25/2035 (j)	161	23

Series 2005-84, Class XM, 5.75%, 10/25/2035	82	93

Series 2005-90, Class ES, IF, 16.66%, 10/25/2035 (j)	36	50

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-106, Class US, HB, IF, 24.26%, 11/25/2035 (j)	36	51

Series 2006-9, Class KZ, 6.00%, 3/25/2036	200	233

Series 2006-22, Class AO, PO, 4/25/2036	113	106

Series 2006-27, Class OB, PO, 4/25/2036	775	705

Series 2006-27, Class OH, PO, 4/25/2036	36	34

Series 2006-20, Class IB, IF, IO, 6.51%, 4/25/2036 (j)	186	35

Series 2011-19, Class ZY, 6.50%, 7/25/2036	170	203

Series 2006-77, Class PC, 6.50%, 8/25/2036	167	192

Series 2006-110, PO, 11/25/2036	97	90

Series 2006-128, PO, 1/25/2037	102	94

Series 2007-10, Class Z, 6.00%, 2/25/2037	31	37

Series 2007-22, Class SC, IF, IO, 6.00%, 3/25/2037 (j)	34	1

Series 2008-93, Class AM, 5.50%, 6/25/2037	18	19

Series 2007-54, Class IB, IF, IO, 6.33%, 6/25/2037 (j)	3,311	643

Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	6	—	(k)

Series 2007-109, Class YI, IF, IO, 6.37%, 12/25/2037 (j)	1,835	346

Series 2008-91, Class SI, IF, IO, 5.92%, 3/25/2038 (j)	470	52

Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (j)	649	118

Series 2008-62, Class SM, IF, IO, 6.12%, 7/25/2038 (j)	614	77

Series 2009-29, Class LA, 1.34%, 5/25/2039 (j)	288	288

Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	208	31

Series 2009-112, Class ST, IF, IO, 6.17%, 1/25/2040 (j)	346	63

Series 2009-112, Class SW, IF, IO, 6.17%, 1/25/2040 (j)	228	31

Series 2010-10, Class NT, 5.00%, 2/25/2040	823	951

Series 2010-49, Class SC, IF, 12.49%, 3/25/2040 (j)	138	177

Series 2010-35, Class SB, IF, IO, 6.34%, 4/25/2040 (j)	440	71

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-129, Class PZ, 4.50%, 11/25/2040	2,328	2,489

Series 2011-126, Class KB, 4.00%, 12/25/2041	11,439	12,695

Series 2016-33, Class JA, 3.00%, 7/25/2045	12,808	13,506

Series 2016-38, Class NA, 3.00%, 1/25/2046	9,329	10,064

Series 2007-71, Class GZ, 6.00%, 7/25/2047	129	143

Series 2019-20, Class H, 3.50%, 5/25/2049	10,538	11,177

FNMA, REMIC Trust, Whole Loan

Series 2002-W7, Class 1, IO, 0.90%, 6/25/2029 (j)	3,889	78

Series 2001-W3, Class A, 7.00%, 9/25/2041 (j)	170	187

Series 2002-W10, IO, 0.92%, 8/25/2042 (j)	2,046	38

Series 2003-W4, Class 2A, 5.66%, 10/25/2042 (j)	76	87

Series 2004-W11, Class 11, IO, 0.35%, 5/25/2044 (j)	10,113	102

FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	289	300

FNMA, STRIPS

Series 203, Class 2, IO, 8.00%, 2/25/2023	115	4

Series 266, Class 2, IO, 7.50%, 8/25/2024	28	2

Series 313, Class 1, PO, 6/25/2031	401	375

Series 380, Class S36, IF, IO, 7.82%, 7/25/2037 (j)	111	18

Series 383, Class 68, IO, 6.50%, 9/25/2037	66	12

Series 383, Class 86, IO, 7.00%, 9/25/2037 (j)	39	8

Series 383, Class 69, IO, 6.50%, 10/25/2037 (j)	94	18

FTF 8.00%, 8/15/2024	13,500	7,425

GMACM Mortgage Loan Trust

Series 2003-J10, Class A1, 4.75%, 1/25/2019	13	13

Series 2005-AR3, Class 3A4, 3.09%, 6/19/2035 (j)	46	45

GNMA

Series 2014-60, Class W, 4.21%, 2/20/2029 (j)	742	783

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	141

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2002-13, Class QA, IF, IO, 7.95%, 2/16/2032 (j)	224	1

Series 2002-84, Class PH, 6.00%, 11/16/2032	382	382

Series 2003-18, Class PG, 5.50%, 3/20/2033	423	454

Series 2003-52, Class SB, IF, 11.38%, 6/16/2033 (j)	46	52

Series 2003-101, Class SK, IF, IO, 6.46%, 10/17/2033 (j)	739	9

Series 2004-2, Class SA, HB, IF, 20.18%, 1/16/2034 (j)	188	241

Series 2004-19, Class KE, 5.00%, 3/16/2034	1,608	1,778

Series 2004-73, Class AE, IF, 14.66%, 8/17/2034 (j)	—(k)	—(k)

Series 2004-86, Class SP, IF, IO, 6.01%, 9/20/2034 (j)	298	26

Series 2004-90, Class SI, IF, IO, 6.01%, 10/20/2034 (j)	300	45

Series 2010-31, Class SK, IF, IO, 6.01%, 11/20/2034 (j)	193	22

Series 2004-105, Class SN, IF, IO, 6.01%, 12/20/2034 (j)	674	63

Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	45	7

Series 2006-26, Class S, IF, IO, 6.41%, 6/20/2036 (j)	459	64

Series 2006-33, Class PK, 6.00%, 7/20/2036	155	176

Series 2009-81, Class A, 5.75%, 9/20/2036	93	105

Series 2007-7, Class EI, IF, IO, 6.11%, 2/20/2037 (j)	742	113

Series 2007-9, Class CI, IF, IO, 6.11%, 3/20/2037 (j)	424	64

Series 2007-17, Class JO, PO, 4/16/2037	50	45

Series 2007-22, Class PK, 5.50%, 4/20/2037	750	852

Series 2007-16, Class KU, IF, IO, 6.56%, 4/20/2037 (j)	499	82

Series 2007-26, Class SC, IF, IO, 6.11%, 5/20/2037 (j)	143	23

Series 2007-24, Class SA, IF, IO, 6.42%, 5/20/2037 (j)	707	122

Series 2009-16, Class SJ, IF, IO, 6.71%, 5/20/2037 (j)	682	99

Series 2008-34, Class OC, PO, 6/20/2037	147	139

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-106, Class XL, IF, IO, 6.66%, 6/20/2037 (j)	251	43

Series 2009-79, Class OK, PO, 11/16/2037	105	99

Series 2007-67, Class SI, IF, IO, 6.42%, 11/20/2037 (j)	139	24

Series 2008-40, Class SA, IF, IO, 6.30%, 5/16/2038 (j)	548	97

Series 2008-40, Class PS, IF, IO, 6.40%, 5/16/2038 (j)	238	32

Series 2009-77, Class CS, IF, IO, 6.90%, 6/16/2038 (j)	52	1

Series 2008-49, Class PH, 5.25%, 6/20/2038	761	870

Series 2008-55, Class PL, 5.50%, 6/20/2038	669	747

Series 2008-50, Class SA, IF, IO, 6.14%, 6/20/2038 (j)	1,076	145

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	279	34

Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	293	24

Series 2009-72, Class SM, IF, IO, 6.15%, 8/16/2039 (j)	262	39

Series 2010-157, Class OP, PO, 12/20/2040	222	211

Series 2015-157, Class GA, 3.00%, 1/20/2045	537	564

Series 2012-H11, Class FA, 0.80%, 2/20/2062 (j)	4,370	4,402

Series 2012-H18, Class FA, 0.65%, 8/20/2062 (j)	1,053	1,057

Series 2013-H04, Class BA, 1.65%, 2/20/2063	67	68

Series 2013-H20, Class FB, 1.10%, 8/20/2063 (j)	3,817	3,852

Series 2013-H23, Class FA, 1.40%, 9/20/2063 (j)	5,149	5,226

Series 2015-H02, Class HA, 2.50%, 1/20/2065	2,967	3,053

Series 2015-H04, Class FL, 0.57%, 2/20/2065 (j)	6,174	6,209

Series 2015-H23, Class FB, 0.62%, 9/20/2065 (j)	5,964	6,002

Series 2015-H32, Class FH, 0.76%, 12/20/2065 (j)	5,272	5,331

Series 2016-H16, Class FD, 0.63%, 6/20/2066 (j)	8,169	8,165

Series 2016-H17, Class FC, 0.93%, 8/20/2066 (j)	5,334	5,415

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2016-H23, Class F, 0.85%, 10/20/2066 (j)	14,264	14,440

Series 2017-H08, Class XI, IO, 2.18%, 3/20/2067 (j)	18,425	1,741

Series 2017-H11, Class XI, IO, 2.01%, 5/20/2067 (j)	48,401	4,162

Series 2017-H14, Class XI, IO, 1.68%, 6/20/2067 (j)	18,380	1,364

Series 2017-H14, Class AI, IO, 2.03%, 6/20/2067 (j)	27,385	2,626

Series 2017-H23, Class FA, 0.58%, 10/20/2067 (j)	24,948	25,084

Series 2019-H09, Class FA, 0.60%, 5/20/2069 (j)	17,907	18,014

Series 2021-H10, Class AF, 1.55%, 6/20/2071 (j)	32,475	35,064

Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	10,950	10,856

GSR Mortgage Loan Trust

Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	63	65

Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	64	67

Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	70	76

Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	36	37

Series 2005-5F, Class 8A1, 0.58%, 6/25/2035 (j)	13	13

Series 2005-5F, Class 8A3, 0.58%, 6/25/2035 (j)	8	7

Series 2007-2F, Class 2A7, 5.75%, 2/25/2037	4	36

Headlands Residential LLC

Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (e)	4,217	4,236

Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (a) (e)	11,950	12,041

Home RE Ltd. (Bermuda) Series 2021-2, Class M1B, 1.65%, 1/25/2034 (a) (j)	9,565	9,571

Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	26,750	26,750

Impac CMB Trust

Series 2004-10, Class 3A1, 0.78%, 3/25/2035 (j)	406	391

Series 2004-10, Class 3A2, 0.88%, 3/25/2035 (j)	253	237

Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	6	5

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

JPMorgan Mortgage Trust

Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	34	34

Series 2006-A2, Class 5A3, 2.43%, 11/25/2033 (j)	76	77

Series 2006-A2, Class 4A1, 2.23%, 8/25/2034 (j)	114	120

Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	18	20

Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	318	318

Series 2007-A1, Class 5A2, 2.54%, 7/25/2035 (j)	33	34

LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	10,520	10,590

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 2.66%, 4/21/2034 (j)	26	26

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	10	10

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1

Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—(k)	—(k)

Series 2003-7, Class 4A3, 8.00%, 11/25/2033	—(k)	—(k)

Series 2003-8, Class 3A1, 5.50%, 12/25/2033	1	1

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	272	284

Series 2004-6, Class 6A1, 6.50%, 7/25/2034	343	363

Series 2004-7, Class 30, PO, 8/25/2034 ‡	25	21

Series 2004-7, Class 3A1, 6.50%, 8/25/2034	21	23

MASTR Asset Securitization Trust

Series 2004-6, Class 15, PO, 7/25/2019 ‡	—(k)	—(k)

Series 2004-6, Class 3A1, 5.25%, 7/25/2019	—(k)	—(k)

Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	39	39

MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	16	13

Merrill Lynch Mortgage Investors Trust

Series 2004-C, Class A2, 0.76%, 7/25/2029 (j)	73	72

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	143

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-D, Class A3, 1.89%, 9/25/2029 (j)	64	64

Morgan Stanley Mortgage Loan Trust

Series 2004-3, Class 4A, 5.65%, 4/25/2034 (j)	184	195

Series 2004-7AR, Class 2A6, 2.45%, 9/25/2034 (j)	63	65

MRA Issuance Trust Series 2021-EBO2, Class A, 2.83%, 12/31/2049 (a) (j)	46,000	46,000

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (j)	100	98

New Residential Mortgage Loan Trust Series 2020-RPL2, Class A1, 3.58%, 8/25/2025 (a) (j)	8,048	8,193

Ocwen Series 2021-GNMSR1, 5.00%, 3/15/2022	23,600	23,637

P-stlb 9.25%, 10/11/2026 ‡	18,500	18,500

PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	41	43

PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 3.00%, 2/27/2024 (a) (j)	27,870	28,361

Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	71	72

PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (j)	21,874	21,925

Radnor RE Ltd. (Bermuda) Series 2021-1, Class M1B, 1.75%, 12/27/2033 ‡ (a) (j)	3,500	3,502

RALI Trust

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	2	1

Series 2005-QS5, Class A4, 5.75%, 4/25/2035	1,156	1,120

Residential Asset Securitization Trust

Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8

Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	107	84

RFMSI Trust Series 2005-SA4, Class 1A1, 2.53%, 9/25/2035 (j)	40	35

RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (e)	29,549	28,969

SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	17	16

SART

4.75%, 7/15/2024	10,492	10,513

4.76%, 6/15/2025	15,226	15,233

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Seasoned Credit Risk Transfer Trust

Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	17,589	19,373

Series 2019-4, Class MB, 3.00%, 2/25/2059 ‡	42,943	47,349

Series 2021-1, Class BXS, 15.58%, 9/25/2060 ‡ (a) (j)	10,550	10,232

Series 2021-2, Class BXS, 13.96%, 11/25/2060 ‡ (a) (j)	5,000	4,781

Sequoia Mortgage Trust Series 2004-8, Class A2, 0.90%, 9/20/2034 (j)	260	266

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 2.68%, 10/25/2034 (j)	87	91

Structured Asset Securities Corp.

Series 2003-37A, Class 2A, 2.21%, 12/25/2033 (j)	79	79

Series 2003-37A, Class 1A, 2.85%, 12/25/2033 (j)	565	587

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5, 2.25%, 9/25/2033 (j)	416	430

Towd Point Mortgage Trust

Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (j)	38,634	39,459

Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	30,433

Tricon Frn 0.00%, 1/25/2024 ‡	7,500	7,500

Vendee Mortgage Trust

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	168	187

Series 1998-1, Class 2E, 7.00%, 3/15/2028	504	558

Series 1999-1, Class 2Z, 6.50%, 1/15/2029	73	81

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR8, Class A, 2.66%, 8/25/2033 (j)	90	93

Series 2003-AR9, Class 1A6, 2.63%, 9/25/2033 (j)	64	64

Series 2004-AR3, Class A1, 2.59%, 6/25/2034 (j)	24	25

Series 2004-AR3, Class A2, 2.59%, 6/25/2034 (j)	224	229

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	207	214

Series 2004-AR11, Class A, 2.55%, 10/25/2034 (j)	209	208

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-AR2, Class 2A21, 0.74%, 1/25/2045 (j)	32	32

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	362	365

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	227	244

Wells Fargo Mortgage-Backed Securities Trust

Series 2004-K, Class 1A2, 2.61%, 7/25/2034 (j)	78	78

Series 2004-U, Class A1, 2.87%, 10/25/2034 (j)	138	137

Total Collateralized Mortgage Obligations (Cost $907,698)		911,011

Foreign Government Securities — 1.0%

Arab Republic of Egypt (Egypt)

3.88%, 2/16/2026 (a)	5,702	5,589

7.50%, 1/31/2027 (g)	3,300	3,657

8.15%, 11/20/2059 (a)	2,900	2,885

Bermuda Government Bond (Bermuda) 4.75%, 2/15/2029 (a)	2,420	2,847

Dominican Republic Government Bond (Dominican Republic)

5.95%, 1/25/2027 (g)	2,500	2,834

4.88%, 9/23/2032 (a)	1,310	1,373

5.30%, 1/21/2041 (a)	5,891	6,012

5.88%, 1/30/2060 (a)	3,545	3,613

Federal Republic of Nigeria (Nigeria)

6.50%, 11/28/2027 (g)	6,550	6,896

7.14%, 2/23/2030 (g)	2,700	2,834

8.75%, 1/21/2031 (g)	3,800	4,294

Islamic Republic of Pakistan (Pakistan) 6.00%, 4/8/2026 (a)	5,784	5,814

Kingdom of Bahrain (Bahrain)

7.00%, 10/12/2028 (g)	2,500	2,754

7.38%, 5/14/2030 (g)	1,400	1,556

5.45%, 9/16/2032 (a)	1,677	1,643

6.00%, 9/19/2044 (g)	1,447	1,352

Province of Alberta (Canada) 3.30%, 3/15/2028	24,500	27,603

Province of Manitoba (Canada) 2.13%, 6/22/2026	1,250	1,319

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Province of Quebec (Canada)

7.13%, 2/9/2024	2,220	2,572

6.35%, 1/30/2026	300	364

Republic of Belarus (Belarus)

6.88%, 2/28/2023 (g)	1,400	1,413

6.38%, 2/24/2031 (a)	2,430	2,117

Republic of Colombia (Colombia) 10.38%, 1/28/2033	370	550

Republic of Cote d’Ivoire (Ivory Coast)

5.75%, 12/31/2032 (e) (g)	1,364	1,380

6.13%, 6/15/2033 (g)	866	949

6.88%, 10/17/2040 (g)	EUR 3,400	4,486

Republic of El Salvador (El Salvador) 7.12%, 1/20/2050 (g)	2,965	2,420

Republic of Ghana (Ghana)

Zero Coupon, 4/7/2025 (a)	5,100	4,003

7.63%, 5/16/2029 (g)	2,430	2,428

8.63%, 4/7/2034 (a)	3,267	3,300

8.63%, 6/16/2049 (g)	2,600	2,485

Republic of Kenya (Kenya)

8.00%, 5/22/2032 (g)	5,300	6,048

6.30%, 1/23/2034 (a)	4,299	4,433

8.25%, 2/28/2048 (g)	1,500	1,696

Republic of Paraguay (Paraguay)

5.00%, 4/15/2026 (g)	1,500	1,700

5.60%, 3/13/2048 (g)	2,489	2,987

5.40%, 3/30/2050 (g)	7,500	8,927

Republic of Senegal (Senegal) 6.75%, 3/13/2048 (g)	3,800	3,948

Republic of South Africa (South Africa) 4.30%, 10/12/2028	2,442	2,521

Sultanate of Oman Government Bond (Oman)

5.63%, 1/17/2028 (g)	2,850	3,014

6.25%, 1/25/2031 (a)	1,193	1,297

Ukraine Government Bond (Ukraine)

7.75%, 9/1/2023 (g)	4,935	5,317

7.75%, 9/1/2025 (g)	1,910	2,109

United Mexican States (Mexico)

3.75%, 1/11/2028	376	416

5.00%, 4/27/2051	2,420	2,817

Total Foreign Government Securities (Cost $156,655)		160,572

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	145

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 0.4% (o)

Auto Components — 0.0% (h)

Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.58%, 4/10/2028 (b)	4,650	4,637

Chemicals — 0.0% (h)

Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 1.90%, 6/1/2024 (b)	1,154	1,146

Construction & Engineering — 0.0% (h)

Thor, Inc. 1st Lien Term Loan C Series 2018, Class C Shares, (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025 ‡ (b)	3,734	3,748

Containers & Packaging — 0.2%

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/3/2024 (b)	5,492	5,344

Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027 (b)	3,469	3,452

		8,796

Diversified Telecommunication Services — 0.0% (h)

Cincinnati Bell, Inc., Term Loan B (1 Week LIBOR + 3.25%), 4.25%, 10/2/2024 (b)	1,509	1,507

Electrical Equipment — 0.0% (h)

Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.85%, 3/2/2027 (b)	3,201	3,179

Food & Staples Retailing — 0.0% (h)

Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038 (b)	39	41

Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 7.00%), 8.00%, 4/1/2024 ‡ (b)	289	302

Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 1 Month + 10.75%), 11.75%, 10/1/2024 (b)	1,577	1,384

		1,727

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Internet & Direct Marketing Retail — 0.0% (h)

GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 10/10/2025 (b)	5,637	5,608

Leisure Products — 0.0% (h)

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (b) (f)	149	16

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100 (b) (f)	789	—	(k)

		16

Machinery — 0.0% (h)

Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (b)	4,432	4,430

Media — 0.0% (h)

Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.58%, 1/31/2025 (b) (f)	1,866	1,855

Personal Products — 0.0% (h)

Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026 (b)	6,258	6,262

Software — 0.2%

Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (b)	3,176	3,179

Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (b)	6,214	6,224

Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 2/25/2027 (b)	5,570	5,531

		14,934

Specialty Retail 0.0% (h)

AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 10/19/2027 (b)	3,176	3,176

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.58%, 12/18/2026 (b) (f) (p)	1,517	1,459

		4,635

Total Loan Assignments (Cost $61,565)		62,480

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 0.3%

Resolution Funding Corp. STRIPS DN, 3.60%, 4/15/2030 (n)	43,000	37,683

3.66%, 4/15/2030 (n)	20,500	17,965

Total U.S. Government Agency Securities (Cost $47,791)		55,648

Municipal Bonds — 0.2% (q)

California — 0.1%

Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	332

City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	1,000	1,355

Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	1,820	1,999

State of California, Build America Bonds GO, 7.35%, 11/1/2039	1,980	3,224

University of California, Taxable Series AD, Rev., 4.86%, 5/15/2112	774	1,155

Total California		8,065

Colorado — 0.0% (h)

Colorado Health Facilities Authority, Covenant Living Communities and Services

Rev., 2.80%, 12/1/2026	1,400	1,421

Rev., 3.36%, 12/1/2030	2,350	2,379

Total Colorado		3,800

District of Columbia — 0.0% (h)

District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345	517

Missouri — 0.0% (h)

Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2020A, Rev., 3.23%, 5/15/2050	3,000	3,415

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — 0.0% (h)

New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, General Purpose

Series 2010H, Rev., 5.29%, 3/15/2033	560	694

Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,584

Port Authority of New York and New Jersey, Consolidated

Series 164, Rev., 5.65%, 11/1/2040	1,450	2,080

Series 165, Rev., 5.65%, 11/1/2040	155	222

Series 174, Rev., 4.46%, 10/1/2062	740	1,017

Total New York		5,597

Ohio — 0.1%

American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,040	1,737

Ohio State University (The), General Receipts Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	2,330

Rev., 5.59%, 12/1/2114	2,000	3,080

Total Ohio		7,147

Total Municipal Bonds (Cost $22,941)		28,541

	SHARES ($000)
Common Stocks — 0.1%

Communications Equipment — 0.0% (h)

Goodman Networks, Inc. * ‡	39	—	(k)

Diversified Financial Services — 0.0% (h)

ACC Claims Holdings LLC * ‡ (r)	1,551	4

Energy Equipment & Services — 0.0% (h)

Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	34	—	(k)

Food & Staples Retailing — 0.0% (h)

Moran Foods Backstop Equity * ‡	61	274

Independent Power and Renewable Electricity Producers — 0.0% (h)

Vistra Common Equity *	1	15

Vistra Corp.	3	50

		65

Internet & Direct Marketing Retail — 0.0% (h)

MYT Holding Co. * ‡	935	5,283

Media — 0.0% (h)

Clear Channel Outdoor Holdings, Inc. *	502	1,321

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	147

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES ($000)	VALUE ($000)
Common Stocks — continued

Media — continued

iHeartMedia, Inc., Class A *	126	3,148

		4,469

Multiline Retail — 0.0% (h)

Neiman Marcus Group Restricted Equity *	2	215

Oil, Gas & Consumable Fuels — 0.1%

Chesapeake Energy Corp.	6	312

EP Energy Corp. *	75	6,825

Gulfport Energy Operating Corp. *	56	3,755

Oasis Petroleum, Inc.	20	1,761

		12,653

Professional Services — 0.0% (h)

NMG, Inc. *	9	1,197

Specialty Retail — 0.0% (h)

Claire’s Stores, Inc. * ‡	2	408

Total Common Stocks (Cost $12,894)		24,568

Convertible Preferred Stocks — 0.0% (h)

Specialty Retail — 0.0% (h)

Claire’s Stores, Inc. *‡(Cost $504)	1	3,249

Preferred Stocks — 0.0% (h)

Communications Equipment — 0.0% (h)

Goodman Networks, Inc. * ‡	46	—	(k)

Internet & Direct Marketing Retail — 0.0% (h)

MYT Holding LLC

Series A, 10.00%, 6/6/2029 ‡	2,070	2,122

Total Preferred Stocks (Cost $2,145)		2,122

	NO. OF WARRANTS (000)
Warrants — 0.0% (h)

Diversified Telecommunication Services — 0.0% (h)

Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD * ‡	6	116

Media — 0.0% (h)

Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	33	626

Oil, Gas & Consumable Fuels — 0.0% (h)

Chesapeake Energy Corp. expiring 2/9/2026, price 27.27 USD *	17	517

INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)

expiring 2/9/2026, price 31.71 USD *	19	502

expiring 2/9/2026, price 35.71 USD *	11	249

		1,268

Total Warrants (Cost $–(k))		2,010

PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% (h)

Oil, Gas & Consumable Fuels — 0.0% (h)

Gulfport Energy Corp. 10.00%, 10/4/2021‡(c)(d)(Cost $141)	—	(k)	683

NO. OF RIGHTS (000)
Rights — 0.0% (h)
Independent Power and Renewable Electricity Producers — 0.0% (h)

Vistra Corp., expiring 12/31/2049 * ‡ (Cost $—)	104	140

	SHARES (000)
Short-Term Investments — 7.1%

Investment Companies — 7.1%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (s) (t) (Cost $1,178,703)	1,178,321	1,178,910

Investment of Cash Collateral from Securities Loaned — 0.0% (h)

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.07%(s) (t)	120	120

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (s) (t)	371	371

Total Investment of Cash Collateral from Securities Loaned (Cost $491)		491

Total Short-Term Investments (Cost $1,179,194)		1,179,401

Total Investments—103.0% (Cost $16,419,807)		17,028,086
Liabilities in Excess of Other Assets — (3.0)%		(501,842)

NET ASSETS — 100.0%		16,526,244

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2021.
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SPC	Special purpose company
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2021.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(f)	Defaulted security.
(g)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(k)	Amount rounds to less than one thousand.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)	The rate shown is the effective yield as of August 31, 2021.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 is $1.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of August 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	149

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of August 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

U.S. Treasury 2 Year Note	4,202	12/2021	USD	925,852	681
U.S. Treasury 5 Year Note	2,098	12/2021	USD	259,546	389
U.S. Treasury 10 Year Ultra Note	370	12/2021	USD	54,748	175

U.S. Treasury Ultra Bond	224	12/2021	USD	44,240	353

					1,598

Short Contracts

U.S. Treasury 5 Year Note	(329)	12/2021	USD	(40,701)	(62)

U.S. Treasury 10 Year Note	(2,926)	12/2021	USD	(390,392)	(920)

U.S. Treasury Long Bond	(890)	12/2021	USD	(145,126)	373

					(609)

					989

Abbreviations
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of August 31, 2021 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CNY	306,779	USD	47,316	BNP Paribas**	9/15/2021	141
USD	12,639	EUR	10,694	Barclays Bank plc	9/15/2021	8
ZAR	686,580	USD	47,172	Goldman Sachs International	9/15/2021	7

Total unrealized appreciation						156

KRW	53,264,225	USD	46,601	Citibank, NA**	9/15/2021	(643)
MXN	969,207	USD	48,346	Citibank, NA	9/15/2021	(175)

Total unrealized depreciation						(818)

Net unrealized depreciation						(662)

Abbreviations

CNY	China Yuan
EUR	Euro
KRW	Korean Republic Won
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand
**	Non-deliverable forward.

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Over-the-Counter (“OTC”) Credit default swap contracts outstanding — buy protection (a) as of August 31, 2021 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (B)	NOTIONAL AMOUNT (C)	UPFRONT PAYMENTS (RECEIPTS) ($) (D)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Federative Republic of Brazil, 4.25%, 1/7/2025	1.00	Quarterly	Barclays Bank plc	6/20/2024	1.12	USD 75,000	903	(810)	93

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

USD	United States Dollar

Summary of total OTC swap contracts outstanding as of August 31, 2021 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets

OTC Credit default swap contracts outstanding — buy protection	903	93

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	151

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 84.4% (a)

Aerospace & Defense — 0.8%

Spirit AeroSystems, Inc. Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.00%, 1/15/2025 (b)	1,513	1,520

TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 2.33%, 12/9/2025 (b) (c)	3,317	3,262

		4,782

Airlines — 0.4%

WestJet Airlines Ltd., 1st Lien Term Loan (Canada) (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026 (b)	2,615	2,522

Auto Components — 1.8%

Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.58%, 4/10/2028 (b)	2,736	2,728

Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 10/1/2025 (b)	3,431	3,392

Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 1/31/2028 (b)	3,068	3,054

Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028 (b) (d)	2,197	2,195

		11,369

Beverages — 0.5%

Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028 (b)	3,378	3,353

Building Products — 1.3%

Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.38%, 7/31/2026 (b)	1,218	1,216

American Bath Group LLC, 1st Lien Term Loan B1 (ICE LIBOR USD 2 Month + 3.75%; ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/2027 (b)	2,374	2,363

Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 2.75%, 5/22/2028 (b) (d)	2,975	2,950

Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.08%, 11/21/2024 (b)	1,823	1,815

		8,344

Capital Markets — 0.4%

Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027 (b)	2,621	2,622

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — 3.8%

Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 1.90%, 6/1/2024 (b) (d)	1,593	1,583

Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 3/31/2027 (b)	3,619	3,601

Gemini HDPE LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 12/31/2027 (b)	2,831	2,824

INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026 (b) (c)	2,260	2,263

INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 1/29/2026 (b)	1,500	1,495

Momentive Performance Materials, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 5/15/2024 (b)	2,113	2,105

Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 5/1/2025 (b)	2,385	2,370

Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.75%), 8.75%, 5/1/2026 (b)	2,205	2,165

PQ Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 6/9/2028 (b)	2,590	2,585

Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.08%, 9/6/2024 (b) (c)	1,237	1,225

Tronox Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 2.38%, 3/10/2028 (b)	1,358	1,344

		23,560

Commercial Services & Supplies — 2.6%

Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/12/2028 (b)	3,059	3,058

Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.34%, 10/30/2026 (b)	2,000	1,994

Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 3/10/2028 (b)	2,056	2,037

Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 6/21/2028 (b)	2,047	2,033

Nielsen Holdings plc, Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.10%, 3/6/2028 (b)	2,135	2,130

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Commercial Services & Supplies — continued

Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026 (b)	4,735	4,724

		15,976

Communications Equipment — 1.3%

API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.58%, 10/1/2026 (b)	3,175	3,143

CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 4/6/2026 (b) (d)	5,323	5,257

		8,400

Construction & Engineering — 1.0%

Osmose Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/23/2028 (b) (d)	2,255	2,239

Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 1/21/2028 (b)	2,383	2,371

Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 1/24/2027 (b)	1,802	1,776

		6,386

Containers & Packaging — 3.5%

Altium Packaging LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 2/3/2028 (b)	2,733	2,709

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/3/2024 (b)	4,559	4,438

Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027 (b)	3,929	3,910

LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.08%, 7/1/2026 (b)	2,783	2,779

Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 2/5/2026 (b)	3,303	3,279

Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 2/5/2023 (b) (c)	1,702	1,691

Ring Container Technologies Group, LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 8/12/2028 (b) (d)	1,890	1,884

Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 7/29/2028 (b) (d)	1,257	1,256

		21,946

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Consumer Services — 2.4%

Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 2 Month + 4.25%), 4.36%, 5/13/2027 (b) (c)	3,196	3,192

Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.88%, 8/3/2026 (b)	1,562	1,560

Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 4/3/2028 (b)	3,030	2,971

Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028 (b)	3,092	3,094

St. George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 7/17/2025 (b)	4,170	4,141

		14,958

Diversified Financial Services — 0.7%

Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 3/21/2025 (b)	1,567	1,531

Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027 (b)	2,600	2,581

		4,112

Diversified Telecommunication Services — 3.4%

CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.33%, 3/15/2027 (b)	2,663	2,629

Cincinnati Bell, Inc., Term Loan B (1 Week LIBOR + 3.25%), 4.25%, 10/2/2024 (b)	4,969	4,962

Intelsat Jackson Holdings SA, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023 (b) (c)	9,050	9,180

MetroNet Systems Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 6/2/2028 (b)	2,015	2,011

Numericable US LLC, 1st Lien Term Loan B (France) (ICE LIBOR USD 3 Month + 3.69%), 3.81%, 1/31/2026 (b)	2,667	2,641

		21,423

Electric Utilities — 2.2%

Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 12/10/2027 (b)	3,874	3,867

Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.65%, 2/16/2026 (b)	2,770	2,659

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	153

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Electric Utilities — continued

Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.50%, 12/15/2027 (b)	3,980	3,967

PG&E Corp., Exit Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 6/23/2025 (b)	3,158	3,021

		13,514

Electrical Equipment — 1.7%

Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025 (b)	6,026	5,971

Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.85%, 3/2/2027 (b)	4,434	4,404

		10,375

Electronic Equipment, Instruments & Components — 0.5%

Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%), 4.00%, 6/30/2028 (b) (d)	3,000	3,005

Entertainment — 1.9%

Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 3/1/2025 (b)	2,630	2,614

Cineworld Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (3-MONTH FIXED LIBOR + 7.00%), 15.25%, 5/23/2024 (b)	199	244

(ICE LIBOR USD 3 Month + 2.50%), 3.50%, 2/28/2025 (b)	1,631	1,269

Delta 2 (Lux) SARL, 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024 (b)	2,466	2,456

NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 5/8/2025 (b)	1,383	1,352

WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.21%, 1/20/2028 (b)	4,250	4,195

		12,130

Equity Real Estate Investment Trusts (REITs) — 0.2%

VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 12/20/2024 (b)	1,295	1,287

Food & Staples Retailing — 1.4%

Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038 (b)	242	253

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — continued

Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 7.00%), 8.00%, 4/1/2024 ‡ (b)	1,782	1,862

Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 1 Month + 10.75%), 11.75%, 10/1/2024 (b)	3,815	3,347

United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.58%, 10/22/2025 (b)	1,728	1,721

Utz Quality Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 1/20/2028 (b)	1,766	1,758

		8,941

Food Products — 1.9%

Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/7/2024 (b) (c)	1,743	1,747

B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.58%, 10/10/2026 (b) (c)	2,170	2,168

Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 3.78%, 5/23/2025 (b)	1,649	1,632

Hostess Brands LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 2 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 3.00%, 8/3/2025 (b)	2,983	2,964

JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.08%, 5/1/2026 (b) (d)	2,040	2,026

Shearer’s Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 9/23/2027 (b)	1,598	1,594

		12,131

Health Care Equipment & Supplies — 0.5%

Insulet, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/4/2028 (b)	3,100	3,096

Health Care Providers & Services — 6.1%

Air Medical Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/2025 (b)	2,179	2,187

CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 6/7/2023 (b)	2,505	2,501

CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.33%, 8/31/2026 (b)	2,604	2,593

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Health Care Providers & Services — continued

Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.83%, 10/10/2025 (b)	3,189	2,796

ICON Luxembourg SARL, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028 (b)	2,542	2,539

(ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028 (b)	633	633

LifePoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.83%, 11/16/2025 (b)	2,319	2,301

Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.83%, 3/31/2027 (b)	2,395	2,379

PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 11/30/2027 (b)	2,883	2,879

Pearl Intermediate Parent LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 2/14/2025 (b)	2,003	1,975

Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 2/14/2025 (b)	2,565	2,560

PetVet Care Centers LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 2/14/2025 (b)	749	741

Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 6/27/2025 (b)	1,492	1,481

Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024 (b)	1,942	1,886

U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.13%, 6/26/2026 (b) (c)	2,192	2,190

WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.00%, 1/8/2027 (b) (c)	6,396	6,407

		38,048

Hotels, Restaurants & Leisure — 4.8%

1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 11/19/2026 (b) (c)	2,076	2,039

Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 12/23/2024 (b)	2,073	2,055

CCM Merger, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/4/2025 (b)	1,821	1,818

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024 (b)	3,310	3,302

Enterprise Development Authority (The), 1st lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.00%, 2/28/2028 (b)	2,642	2,645

Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (Canada) (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 12/1/2023 (b)	1,473	1,469

Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 3.25%, 10/4/2023 (b)	1,954	1,940

IRB Holding Corp., 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025 (b)	2,874	2,862

(ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027 (b)	1,313	1,312

Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 8/14/2024 (b)	4,602	4,557

UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026 (b)	3,026	3,005

Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 8/3/2028 (b) (d)	3,100	3,089

		30,093

Household Durables — 0.9%

Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028 (b)	1,760	1,758

MI Windows and Doors, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/18/2027 (b)	2,119	2,123

Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 6/29/2028 (b)	1,483	1,481

		5,362

Independent Power and Renewable Electricity Producers — 0.6%

Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.08%, 1/15/2025 (b)	2,322	2,285

Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 8/28/2025 (b) (c)	1,274	1,248

		3,533

Insurance — 1.4%

Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 7/31/2027 (b)	469	459

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	155

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Insurance — continued

Asurion LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 5.25%), 5.33%, 1/31/2028 (b)	750	746

Asurion LLC, Term Loan B-6 (ICE LIBOR USD 1 Month + 3.13%), 3.21%, 11/3/2023 (b)	359	355

Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 11/3/2024 (b)	2,804	2,755

HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 2.88%, 4/25/2025 (b) (c)	2,789	2,756

USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.15%, 5/16/2024 (b)	1,814	1,798

		8,869

Internet & Direct Marketing Retail — 1.3%

Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.63%, 2/19/2026 (b)	2,782	2,776

GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 10/10/2025 (b)	3,608	3,589

Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 9/25/2026 (b) (d)	1,691	1,686

		8,051

IT Services — 1.4%

Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027 (b)	3,006	2,975

Go Daddy Group, Inc. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 2/15/2024 (b) (c)	1,476	1,462

Virtusa Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.00%, 2/11/2028 (b)	628	631

Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 3/9/2027 (b)	3,710	3,660

		8,728

Leisure Products — 0.4%

Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 5/24/2027 (b)	1,711	1,693

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (b) (c)	4,050	441

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100 (b) (c)	21,516	—	(e)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Leisure Products — continued

Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025 (b)	399	394

		2,528

Life Sciences Tools & Services — 2.5%

Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 8/30/2026 (b)	3,873	3,872

Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 11/8/2027 (b)	4,844	4,838

PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 8/11/2028 (b) (d)	3,726	3,724

PPD, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.50%, 1/13/2028 (b)	3,017	3,008

		15,442

Machinery — 2.7%

Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (b)	3,903	3,901

Club Car, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/2028 (b)	1,615	1,614

Gardner Denver Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 3/1/2027 (b) (c)	2,760	2,755

Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027 (b)	3,047	3,047

Thyssenkrupp Elevators, 1st Lien Term Loan B1 (ICE LIBOR USD 6 Month + 3.50%), 4.00%, 7/30/2027 (b)	2,207	2,204

Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.17%, 3/28/2025 (b)	3,148	3,077

		16,598

Media — 6.6%

Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 2.88%, 7/15/2025 (b)	1,947	1,909

CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.58%, 11/18/2024 (b) (c)	1,443	1,421

Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 3.63%, 8/21/2026 (b)	8,665	8,453

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Media — continued

CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 2.35%, 7/17/2025 (b)	5,373	5,291

CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.35%, 1/15/2026 (b)	2,111	2,076

Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 8/24/2026 (b)	1,761	1,096

Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 5.75%, 8/2/2027 (b)	2,143	2,142

E.W. Scripps Co. (The), 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 1/7/2028 (b)	1,893	1,889

Gray Television, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.35%, 2/7/2024 (b)	1,120	1,116

(ICE LIBOR USD 1 Month + 2.50%), 2.60%, 1/2/2026 (b)	1,713	1,700

iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 5/1/2026 (b)	3,217	3,187

iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/1/2026 (b) (c)	813	809

Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.58%, 1/31/2025 (b) (c)	1,232	1,225

(ICE LIBOR USD 3 Month + 4.25%), 5.25%, 1/31/2025 (b)	1,842	1,879

Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.33%, 1/17/2024 (b)	1,126	1,121

(ICE LIBOR USD 1 Month + 2.50%), 2.60%, 9/18/2026 (b)	2,527	2,513

Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.58%, 11/8/2024 (b) (c)	1,709	1,688

Summer BC Holdco B SARL, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.50%), 5.25%, 12/4/2026 (b)	753	751

		40,266

Oil, Gas & Consumable Fuels — 2.0%

Buckeye Partners LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 2.35%, 11/1/2026 (b)	2,815	2,781

CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 8/1/2023 (b)	1,432	1,408

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Grizzly Acquisitions, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.39%, 10/1/2025 (b)	1,414	1,406

Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/30/2024 (b)	1,456	1,443

Moda Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 9/29/2025 (b)	1,430	1,427

Navitas Midstream Midland Basin LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/13/2024 (b)	2,660	2,647

Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 5/22/2026 (b) (c)	1,198	1,196

		12,308

Paper & Forest Products — 0.1%

Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 9/7/2027 (b)	688	683

Personal Products — 1.5%

Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/17/2028 (b)	3,160	3,155

Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026 (b)	6,288	6,292

		9,447

Pharmaceuticals — 1.8%

Endo Pharmaceutical, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 3/27/2028 (b)	634	615

Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 5/5/2028 (b) (d)	3,000	3,000

Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 6/2/2025 (b)	7,820	7,789

		11,404

Professional Services — 0.5%

Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/6/2026 (b)	3,146	3,121

Road & Rail — 1.6%

First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%), 3.50%, 7/21/2028 (b) (d)	2,297	2,279

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	157

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Road & Rail — continued

First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 2 Month + 3.00%), 3.50%, 7/21/2028 (b) (d)	848	841

Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.15%, 12/30/2026 (b)	3,775	3,733

Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 6/30/2028 (b)	2,693	2,680

Hertz Corp. (The), 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 6/30/2028 (b)	507	505

		10,038

Software — 8.1%

Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024 (b) (c)	3,529	3,524

(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (b)	405	405

Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026 (b)	2,985	2,985

Cloudera, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 12/22/2027 (b)	3,029	3,026

Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/22/2027 (b)	2,820	2,816

DigiCert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.08%, 2/19/2029 (b)	620	624

Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (b) (d)	5,385	5,394

Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 7/1/2024 (b)	1,856	1,856

Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 2/25/2027 (b)	5,376	5,339

ION Corporates, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 3.92%, 3/11/2028 (b)	1,664	1,656

LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 4.85%, 8/31/2027 (b)	3,080	3,067

Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/1/2027 (b)	2,183	2,185

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued

Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.58%, 6/1/2026 (b) (c)	2,793	2,769

Proofpoint, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/9/2028 (b) (d)	2,365	2,349

Qlik Technologies, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 4/26/2024 (b)	1,785	1,783

RealPage, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 4/24/2028 (b)	2,070	2,057

SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 4/16/2025 (b)	956	941

SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 4/16/2025 (b)	736	725

ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 3/24/2028 (b)	1,587	1,580

Ultimate Software Group, Inc. (The), 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.83%, 5/4/2026 (b)	2,363	2,363

(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026 (b)	2,589	2,589

		50,033

Specialty Retail — 3.8%

AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 10/19/2027 (b)	2,534	2,534

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.58%, 12/18/2026 (b) (c) (f)	2,677	2,575

Consilio, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 5/12/2028 (b)	2,015	1,999

DigiCert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.08%, 10/16/2026 (b)	1,338	1,335

Leslie’s Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 3/9/2028 (b) (d)	4,360	4,334

Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027 (b)	2,198	2,184

Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028 (b)	3,062	3,055

Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.58%, 12/22/2025 (b)	3,628	3,565

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Specialty Retail — continued

Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023 (b)	1,028	976

Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.13%, 4/16/2026 (b)	1,023	965

		23,522

Technology Hardware, Storage & Peripherals — 1.1%

KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.83%, 12/22/2025 (b)	4,411	4,363

Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.38%, 5/16/2025 (b) (c)	1,566	1,563

Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 8.38%, 5/18/2026 (b)	1,089	1,084

		7,010

Textiles, Apparel & Luxury Goods — 0.5%

Birkenstock, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.75%), 4.25%, 4/28/2028 (b)	3,085	3,080

Wireless Telecommunication Services — 0.5%

CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027 (b)	3,033	3,039

Total Loan Assignments (Cost $530,464)		525,435

Corporate Bonds — 7.9%

Auto Components — 0.5%

American Axle & Manufacturing, Inc.

6.25%, 3/15/2026	2,000	2,060

6.50%, 4/1/2027	1,000	1,050

		3,110

Chemicals — 0.2%

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (g)	1,500	1,530

Consumer Finance — 0.6%

Ford Motor Credit Co. LLC 4.13%, 8/17/2027	3,750	4,012

Diversified Telecommunication Services — 1.4%

CCO Holdings LLC

5.13%, 5/1/2027 (g)	6,000	6,268

5.00%, 2/1/2028 (g)	1,900	1,990

		8,258

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — 0.0% (h)

Texas Competitive Electric Holdings Co. LLC 8.50%, 10/1/2021 ‡ (c)	75,000	113

Electrical Equipment — 0.4%

Sensata Technologies BV 4.00%, 4/15/2029 (g)	2,500	2,588

Equity Real Estate Investment Trusts (REITs) — 0.3%

VICI Properties LP 3.75%, 2/15/2027 (g)	1,750	1,820

Health Care Providers & Services — 2.5%

HCA, Inc.

5.38%, 9/1/2026	4,750	5,479

5.63%, 9/1/2028	2,250	2,683

Tenet Healthcare Corp.

7.50%, 4/1/2025 (g)	3,100	3,317

5.13%, 11/1/2027 (g)	2,500	2,631

4.63%, 6/15/2028 (g)	1,000	1,035

		15,145

Health Care Technology — 0.1%

IQVIA, Inc. 5.00%, 10/15/2026 (g)	700	721

Hotels, Restaurants & Leisure — 0.2%

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (g)	1,268	1,282

Household Durables — 0.2%

Newell Brands, Inc. 4.70%, 4/1/2026 (i)	1,000	1,118

Media — 0.3%

DISH DBS Corp. 5.88%, 11/15/2024	2,000	2,150

Oil, Gas & Consumable Fuels — 0.4%

NuStar Logistics LP 5.63%, 4/28/2027	2,000	2,127

PBF Logistics LP 6.88%, 5/15/2023	394	382

		2,509

Software — 0.2%

SS&C Technologies, Inc. 5.50%, 9/30/2027 (g)	1,000	1,059

Specialty Retail — 0.4%

Staples, Inc. 7.50%, 4/15/2026 (g)	2,768	2,803

Wireless Telecommunication Services — 0.2%

Sprint Corp. 7.88%, 9/15/2023	1,050	1,190

Total Corporate Bonds (Cost $47,874)		49,408

	SHARES (000)
Common Stocks — 1.2%

Food & Staples Retailing — 0.1%

Moran Foods Backstop Equity * ‡	167	751

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	159

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Media — 0.5%

Clear Channel Outdoor Holdings, Inc. *	369	970

iHeartMedia, Inc., Class A *	62	1,540

		2,510

Multiline Retail — 0.0% (h)

Neiman Marcus Group Restricted Equity *	1	150

Oil, Gas & Consumable Fuels — 0.2%

California Resources Corp. *	41	1,390

Professional Services — 0.3%

NMG, Inc. *	16	2,082

Specialty Retail — 0.1%

Claire’s Stores, Inc. * ‡	3	720

Total Common Stocks (cost $6,883)		7,603

Convertible Preferred Stocks — 0.9%

Specialty Retail — 0.9%

Claire’s Stores, Inc. * ‡

(Cost $889)	2	5,731

INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants -0.0% (h)

Diversified Telecommunication Services — 0.0% (h)

Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD * ‡	7	133

Entertainment — 0.0% (h)

Cineworld Group expiring 12/31/2049, price 4,149.00 GBP (United Kingdom) *	63	21

Total Warrants (Cost $—)		154

	PRINCIPAL AMOUNT (000)
Collateralized Mortgage Obligations — 0.0%

Southcross Holdco Equity 0.00%, 7/9/2070‡ (Cost $470)	136	—

	SHARES (000)
Short-Term Investments — 8.7%

Investment Companies — 8.7%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (j) (k) (Cost $54,359)	54,359	54,359

Total Investments — 103.1% (Cost $640,939)		642,690
Liabilities in Excess of Other Assets — (3.1)%		(19,152)

NET ASSETS — 100.0%		623,538

Percentages indicated are based on net assets.

Abbreviations

GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
USD	United States Dollar
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	Defaulted security.
(d)	All or a portion of this security is unsettled as of August 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

(e)	Amount rounds to less than one thousand.
(f)	Fund is subject to legal or contractual restrictions on the resale of the security.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of August 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
U.S. Treasury Obligations — 30.8%

U.S. Treasury Bonds 8.00%, 11/15/2021	3,635		3,694

7.25%, 8/15/2022	3,935		4,205

7.13%, 2/15/2023	2,500		2,754

5.25%, 11/15/2028	20,000		25,817

3.75%, 11/15/2043	40,000		53,830

3.00%, 5/15/2045	31,000		37,602

2.75%, 11/15/2047	35,000		41,072

2.00%, 2/15/2050	35,000		35,563

1.25%, 5/15/2050	10,000		8,477

U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	27,500		45,064

U.S. Treasury Notes 2.00%, 11/30/2022	100,000		102,352

2.63%, 2/28/2023	25,000		25,932

2.13%, 11/30/2023	65,000		67,717

0.38%, 8/15/2024	10,000		9,992

2.25%, 11/15/2024	35,000		37,015

1.13%, 2/28/2025	25,000		25,527

0.50%, 3/31/2025	50,000		49,941

0.38%, 4/30/2025	40,000		39,736

2.00%, 8/15/2025	20,000		21,090

1.63%, 2/15/2026	20,000		20,809

1.13%, 2/28/2027	65,000		65,950

0.63%, 3/31/2027	30,000		29,607

2.25%, 8/15/2027	30,000		32,307

0.63%, 12/31/2027	30,000		29,323

1.25%, 4/30/2028	11,120		11,271

1.50%, 2/15/2030	25,000		25,591

0.63%, 5/15/2030	40,000		37,989

Total U.S. Treasury Obligations (Cost $852,195)			890,227

Mortgage-Backed Securities — 24.3%

FHLMC

Pool # 611141, ARM, 2.23%, 1/1/2027 (a)	27		27

Pool # 846812, ARM, 2.37%, 4/1/2030 (a)	3		3

Pool # 1G2627, ARM, 1.94%, 3/1/2037 (a)	200		206

FHLMC Gold Pools, 20 Year Pool # C90830, 4.50%, 5/1/2024	33		35

FHLMC Gold Pools, 30 Year

Pool # C00078, 9.00%, 11/1/2021	—	(b)	—	(b)

Pool # C80091, 6.50%, 1/1/2024	11		12

Pool # G00229, 8.50%, 5/1/2024	3		3

Pool # C00354, 8.50%, 7/1/2024	6		6

Pool # C00376, 8.00%, 11/1/2024	5		5

Pool # C00418, 7.00%, 8/1/2025	1		1

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # C00414, 7.50%, 8/1/2025	7	7

Pool # D63303, 7.00%, 9/1/2025	2	2

Pool # G00981, 8.50%, 7/1/2028	10	11

Pool # C00742, 6.50%, 4/1/2029	69	77

Pool # C00785, 6.50%, 6/1/2029	21	24

Pool # C47318, 7.00%, 9/1/2029	267	298

Pool # C01292, 6.00%, 2/1/2032	27	31

Pool # A16155, 5.50%, 11/1/2033	54	60

Pool # C03589, 4.50%, 10/1/2040	446	500

Pool # Q41177, 3.50%, 6/1/2046	14,477	15,797

Pool # G61334, 4.00%, 3/1/2047	3,632	4,049

Pool # Q54902, 4.00%, 3/1/2048	4,307	4,619

Pool # Q54950, 4.00%, 3/1/2048	5,659	6,203

Pool # Q59727, 4.00%, 11/1/2048	6,411	7,053

FHLMC UMBS, 30 Year

Pool # ZT1593, 3.50%, 1/1/2049	1,690	1,787

Pool # RA2675, 2.00%, 6/1/2050	17,005	17,248

Pool # RA2484, 3.00%, 6/1/2050	7,122	7,479

Pool # RA2904, 3.00%, 6/1/2050	10,878	11,438

Pool # RA2970, 2.50%, 7/1/2050	11,941	12,442

Pool # QB2020, 2.50%, 8/1/2050	7,970	8,326

Pool # QB3756, 2.50%, 9/1/2050	18,606	19,611

FNMA

Pool # 620061, ARM, 1.53%, 11/1/2027 (a)	16	16

Pool # 89406, ARM, 1.63%, 6/1/2029 (a)	4	4

Pool # 563497, ARM, 1.53%, 11/1/2040 (a)	15	15

FNMA UMBS, 15 Year

Pool # MA0512, 4.00%, 9/1/2025	425	451

Pool # FM4449, 3.00%, 12/1/2034	13,304	14,169

Pool # CA7114, 2.50%, 9/1/2035	20,983	22,178

FNMA UMBS, 20 Year Pool # 762498, 5.00%, 11/1/2023	58	63

FNMA UMBS, 30 Year

Pool # 190257, 7.00%, 2/1/2024	6	7

Pool # 315500, 7.00%, 8/1/2025	8	9

Pool # 250575, 6.50%, 6/1/2026	9	10

Pool # 483802, 5.50%, 2/1/2029	110	125

Pool # 524949, 7.50%, 3/1/2030	11	12

Pool # 545639, 6.50%, 4/1/2032	120	141

Pool # 702435, 5.50%, 5/1/2033	692	800

Pool # 709441, 5.50%, 7/1/2033	259	298

Pool # 730711, 5.50%, 8/1/2033	358	414

Pool # 743127, 5.50%, 10/1/2033	298	347

Pool # 747628, 5.00%, 11/1/2033	646	737

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	161

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 753662, 5.50%, 12/1/2033	421	491

Pool # 755615, 5.50%, 1/1/2034	443	515

Pool # 811755, 7.00%, 3/1/2035	972	1,162

Pool # 845834, 5.50%, 10/1/2035	256	288

Pool # 888201, 5.50%, 2/1/2036	111	128

Pool # 831409, 5.50%, 4/1/2036	528	608

Pool # 867420, 5.50%, 5/1/2036	258	297

Pool # 745802, 6.00%, 7/1/2036	543	645

Pool # 969708, 4.50%, 3/1/2038	39	42

Pool # AE1216, 3.50%, 1/1/2041	966	1,057

Pool # AE1260, 3.50%, 8/1/2041	559	612

Pool # AB5378, 3.50%, 5/1/2042	2,101	2,300

Pool # AO6710, 4.00%, 6/1/2042	3,124	3,516

Pool # AR5147, 3.00%, 3/1/2043	2,240	2,420

Pool # AT8192, 4.00%, 6/1/2043	1,886	2,085

Pool # AS1112, 4.00%, 11/1/2043	4,725	5,249

Pool # BM1109, 4.00%, 10/1/2044	3,403	3,825

Pool # AS4073, 4.00%, 12/1/2044	1,930	2,143

Pool # AL8660, 4.00%, 6/1/2045	5,150	5,789

Pool # AS5648, 3.50%, 7/1/2045	2,222	2,431

Pool # AS6208, 3.50%, 10/1/2045	1,306	1,429

Pool # AS6344, 3.50%, 12/1/2045	2,618	2,864

Pool # BM5560, 4.00%, 1/1/2046	10,101	11,351

Pool # AL8030, 4.00%, 2/1/2046	3,115	3,474

Pool # AX5520, 3.00%, 5/1/2046	1,092	1,180

Pool # AX5546, 3.00%, 9/1/2046	1,426	1,541

Pool # AX5547, 3.50%, 9/1/2046	2,322	2,546

Pool # BM3744, 4.00%, 3/1/2047	9,981	11,217

Pool # BM1049, 4.00%, 4/1/2047	9,378	10,238

Pool # CA0411, 4.00%, 9/1/2047	6,697	7,509

Pool # CA0861, 3.50%, 11/1/2047	4,543	4,980

Pool # BJ1666, 4.00%, 12/1/2047	5,828	6,388

Pool # BM3477, 4.00%, 1/1/2048	5,416	5,976

Pool # CA1006, 4.00%, 1/1/2048	6,606	7,290

Pool # CA1361, 3.50%, 2/1/2048	3,240	3,550

Pool # BD9074, 3.50%, 3/1/2048	1,294	1,408

Pool # BJ4640, 4.00%, 3/1/2048	2,422	2,653

Pool # BD9078, 4.00%, 4/1/2048	2,385	2,646

Pool # BD9077, 3.50%, 5/1/2048	1,039	1,139

Pool # BD9083, 4.00%, 7/1/2048	2,847	3,159

Pool # CA2489, 4.50%, 10/1/2048	2,382	2,569

Pool # BN7416, 3.50%, 9/1/2049	2,776	3,049

Pool # BO1418, 3.50%, 9/1/2049	3,938	4,165

Pool # BO1427, 3.50%, 9/1/2049	5,321	5,628

Pool # CA4431, 3.50%, 10/1/2049	6,974	7,375

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA3803, 3.50%, 10/1/2049	3,298	3,484

Pool # FM2014, 3.00%, 11/1/2049	10,919	11,629

Pool # BN0803, 3.50%, 12/1/2049	1,991	2,106

Pool # MA3872, 3.50%, 12/1/2049	3,351	3,543

Pool # BN0807, 3.50%, 1/1/2050	1,401	1,482

Pool # FM2437, 3.00%, 2/1/2050	14,625	15,408

Pool # CA6144, 2.50%, 6/1/2050	18,562	19,295

Pool # BP7345, 3.00%, 6/1/2050	16,610	17,497

Pool # BP9369, 2.00%, 7/1/2050	9,028	9,157

Pool # CA6322, 2.50%, 7/1/2050	15,871	16,498

Pool # BQ1645, 2.50%, 8/1/2050	8,794	9,156

Pool # BQ1911, 2.00%, 10/1/2050	5,153	5,251

Pool # BQ2999, 2.50%, 10/1/2050	9,161	9,552

Pool # BQ6051, 2.50%, 10/1/2050	8,380	8,731

Pool # BQ6118, 2.50%, 10/1/2050	9,356	9,726

FNMA, Other

Pool # AL1353, 3.16%, 1/1/2022 (a)	1,407	1,408

Pool # AM8674, 2.81%, 4/1/2025	6,500	6,944

Pool # AM4660, 3.77%, 12/1/2025	4,149	4,608

Pool # AN0571, 3.10%, 1/1/2026	6,500	7,081

Pool # AL8963, 2.92%, 5/1/2026 (a)	3,131	3,371

Pool # AN2493, 2.36%, 8/1/2026	3,857	4,090

Pool # AM6381, 3.29%, 8/1/2026	9,829	10,799

Pool # AM7199, 3.30%, 11/1/2026	3,000	3,318

Pool # AL9769, 2.64%, 12/1/2026 (a)	6,508	6,977

Pool # AN4635, 3.01%, 2/1/2027	6,777	7,422

Pool # FN0040, 3.05%, 6/1/2027 (a)	2,862	3,144

Pool # AN6800, 2.97%, 9/1/2027	3,402	3,736

Pool # AN6825, 2.80%, 10/1/2027	4,000	4,359

Pool # AN9486, 3.57%, 6/1/2028	12,449	14,202

Pool # 405220, 6.00%, 9/1/2028	5	5

Pool # BL0550, 3.77%, 11/1/2028	2,660	3,073

Pool # AN3908, 3.12%, 1/1/2029	8,092	9,017

Pool # BL1950, 3.47%, 3/1/2029	12,718	14,047

Pool # AN8493, 3.30%, 2/1/2030	4,802	5,321

Pool # BM5425, 3.15%, 3/1/2030 (a)	3,481	3,919

Pool # BL9023, 1.22%, 11/1/2030	20,475	20,078

Pool # BL4576, 2.70%, 10/1/2031	15,000	16,450

Pool # AN8412, 3.39%, 2/1/2033	4,500	5,138

Pool # AN8464, 3.33%, 3/1/2033	6,493	7,379

Pool # BL2944, 3.19%, 7/1/2034	1,700	1,941

Pool # BL3288, 2.52%, 9/1/2034	12,000	12,972

Pool # BL4331, 2.41%, 10/1/2034	16,000	17,093

Pool # BL4215, 2.56%, 9/1/2036	7,130	7,708

Pool # BL7125, 2.04%, 6/1/2037	8,385	8,458

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

GNMA I, 30 Year

Pool # 321560, 8.00%, 7/15/2022	1		1

Pool # 337141, 7.50%, 8/15/2022	2		2

Pool # 339969, 7.00%, 12/15/2022	—	(b)	—	(b)

Pool # 332022, 7.00%, 1/15/2023	1		1

Pool # 346572, 7.00%, 5/15/2023	—	(b)	—	(b)

Pool # 349788, 6.50%, 6/15/2023	—	(b)	—	(b)

Pool # 358801, 7.50%, 6/15/2023	3		3

Pool # 359588, 7.50%, 6/15/2023	3		3

Pool # 322200, 6.50%, 7/15/2023	4		5

Pool # 346673, 7.00%, 7/15/2023	1		1

Pool # 354538, 7.00%, 7/15/2023	—	(b)	—	(b)

Pool # 360889, 7.00%, 7/15/2023	1		1

Pool # 344505, 6.50%, 8/15/2023	2		2

Pool # 356717, 6.50%, 8/15/2023	2		2

Pool # 345375, 6.50%, 9/15/2023	5		6

Pool # 345391, 6.50%, 10/15/2023	1		1

Pool # 354681, 8.00%, 10/15/2023	3		3

Pool # 370927, 6.50%, 11/15/2023	—	(b)	—	(b)

Pool # 346944, 6.50%, 12/15/2023	—	(b)	—	(b)

Pool # 349265, 6.50%, 12/15/2023	5		5

Pool # 365740, 6.50%, 12/15/2023	1		1

Pool # 369830, 6.50%, 12/15/2023	—	(b)	—	(b)

Pool # 370289, 6.50%, 12/15/2023	—	(b)	—	(b)

Pool # 354747, 6.50%, 2/15/2024	27		31

Pool # 362341, 6.50%, 2/15/2024	15		17

Pool # 370338, 6.50%, 2/15/2024	—	(b)	—	(b)

Pool # 379328, 7.00%, 3/15/2024	1		1

Pool # 391552, 7.00%, 3/15/2024	24		24

Pool # 780029, 9.00%, 11/15/2024	—	(b)	—	(b)

Pool # 401860, 7.50%, 6/15/2025	1		1

Pool # 377557, 8.00%, 7/15/2025	5		6

Pool # 422308, 7.50%, 3/15/2026	9		9

Pool # 412644, 8.00%, 7/15/2026	3		3

Pool # 436445, 8.00%, 8/15/2026	—	(b)	—	(b)

Pool # 432398, 7.50%, 3/15/2027	11		11

Pool # 472679, 7.00%, 6/15/2028	—	(b)	—	(b)

Pool # 784010, 4.00%, 3/15/2045	435		513

Pool # 626938, 4.00%, 4/15/2045	252		288

Pool # 784041, 4.00%, 8/15/2045	3,038		3,570

Pool # 784208, 4.00%, 7/15/2046	4,202		4,664

Pool # 784897, 2.50%, 10/15/2049	9,340		9,915

Pool # BU5359, 3.00%, 4/15/2050	18,227		19,179

GNMA II, 30 Year

Pool # 2324, 8.00%, 11/20/2026	9		10

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 2344, 8.00%, 12/20/2026	13	14

Pool # 2512, 8.00%, 11/20/2027	33	36

Total Mortgage-Backed Securities (Cost $681,916)		702,985

Collateralized Mortgage Obligations — 20.8%

FHLMC, REMIC

Series 1343, Class LA, 8.00%, 8/15/2022	2	2

Series 1367, Class K, 5.50%, 9/15/2022	15	15

Series 2688, Class DG, 4.50%, 10/15/2023	71	73

Series 1785, Class A, 6.00%, 10/15/2023	242	252

Series 1591, Class E, 10.00%, 10/15/2023	5	5

Series 1633, Class Z, 6.50%, 12/15/2023	42	44

Series 1694, Class PK, 6.50%, 3/15/2024	25	27

Series 3798, Class AY, 3.50%, 1/15/2026	1,426	1,498

Series 3809, Class BC, 3.50%, 2/15/2026	1,129	1,186

Series 4181, Class VA, 3.00%, 5/15/2026	1,616	1,629

Series 3188, Class GE, 6.00%, 7/15/2026	501	544

Series 3926, Class MW, 4.50%, 9/15/2026	4,039	4,321

Series 1999, Class PU, 7.00%, 10/15/2027	29	32

Series 2031, Class PG, 7.00%, 2/15/2028	65	74

Series 2035, Class PC, 6.95%, 3/15/2028	201	227

Series 2064, Class PD, 6.50%, 6/15/2028	120	137

Series 2095, Class PE, 6.00%, 11/15/2028	98	111

Series 4066, Class VB, 3.50%, 1/15/2029	807	808

Series 4050, Class VE, 4.00%, 1/15/2029	1,975	1,986

Series 4314, Class DY, 3.50%, 3/15/2029	1,450	1,588

Series 4336, Class YB, 3.00%, 5/15/2029	2,624	2,763

Series 2152, Class BD, 6.50%, 5/15/2029	40	44

Series 2162, Class TH, 6.00%, 6/15/2029	239	268

Series 4002, Class MV, 4.00%, 1/15/2030	494	494

Series 3737, Class DG, 5.00%, 10/15/2030	938	997

Series 3981, Class PA, 3.00%, 4/15/2031	4,247	4,375

Series 2367, Class ME, 6.50%, 10/15/2031	175	198

Series 2647, Class A, 3.25%, 4/15/2032	76	81

Series 2480, Class EJ, 6.00%, 8/15/2032	186	205

Series 4156, Class SB, IF, 5.35%, 1/15/2033 (a)	849	914

Series 4170, Class TS, IF, 5.86%, 2/15/2033 (a)	3,868	4,046

Series 4186, Class JE, 2.00%, 3/15/2033	8,539	8,813

Series 4188, Class JG, 2.00%, 4/15/2033	5,443	5,638

Series 4206, Class DA, 2.00%, 5/15/2033	4,062	4,214

Series 2611, Class QZ, 5.00%, 5/15/2033	2,098	2,329

Series 2882, Class QD, 4.50%, 7/15/2034	194	203

Series 2927, Class GA, 5.50%, 10/15/2034	28	28

Series 4429, Class HB, 3.00%, 1/15/2035	6,293	6,889

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	163

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2915, Class MU, 5.00%, 1/15/2035	1,358	1,539

Series 5000, Class CB, 1.25%, 1/25/2035	7,367	7,421

Series 4448, Class DY, 3.00%, 3/15/2035	5,542	6,044

Series 4458, Class BW, 3.00%, 4/15/2035	10,000	10,799

Series 3085, Class VS, HB, IF, 28.34%, 12/15/2035 (a)	230	374

Series 3181, Class OP, PO, 7/15/2036	807	741

Series 4867, Class WF, 0.50%, 4/15/2037 (a)	7,545	7,620

Series 3413, Class B, 5.50%, 4/15/2037	301	341

Series 3325, Class JL, 5.50%, 6/15/2037	2,092	2,416

Series 3341, Class PE, 6.00%, 7/15/2037	1,440	1,678

Series 4365, Class HZ, 3.00%, 1/15/2040	5,261	5,601

Series 3699, Class QH, 5.50%, 7/15/2040	1,506	1,670

Series 3772, Class PE, 4.50%, 12/15/2040	4,297	4,795

Series 4047, Class PB, 3.50%, 1/15/2041	5,380	5,531

Series 3927, Class PC, 4.50%, 9/15/2041	3,970	4,552

Series 4002, Class CY, 3.50%, 2/15/2042	4,819	5,398

Series 4039, Class SA, IF, IO, 6.40%, 5/15/2042 (a)	4,047	726

Series 4061, Class LB, 3.50%, 6/15/2042	3,570	4,029

Series 4062, Class GY, 4.00%, 6/15/2042	6,109	7,101

Series 4091, Class BQ, 2.00%, 8/15/2042	5,000	5,044

Series 4091, Class PB, 2.00%, 8/15/2042	3,673	3,646

Series 4122, Class PY, 3.00%, 10/15/2042	3,000	3,242

Series 4394, Class PL, 3.50%, 10/15/2044	5,000	5,651

Series 4594, Class GN, 2.50%, 2/15/2045	2,697	2,813

Series 4606, Class KP, 2.50%, 7/15/2046	16,173	16,990

Series 4748, Class HE, 3.00%, 1/15/2048	6,567	7,039

Series 4974, Class PH, 1.50%, 6/25/2048	2,596	2,650

Series 4933, Class PA, 2.50%, 10/25/2049	8,454	8,749

Series 4937, Class MD, 2.50%, 10/25/2049	33,821	35,303

Series 4925, Class PA, 3.00%, 10/25/2049	14,786	15,799

Series 5072, Class QC, 1.00%, 10/25/2050	9,508	9,306

FHLMC, STRIPS

Series 155, IO, 7.00%, 11/1/2023	5	—	(b)

Series 264, Class 30, 3.00%, 7/15/2042	5,017	5,264

Series 267, Class 30, 3.00%, 8/15/2042	2,933	3,048

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-54, Class 2A, 6.50%, 2/25/2043	1,127	1,349

Series T-56, Class A, PO, 5/25/2043	659	655

Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	975	1,211

FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	208	243

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FNMA, REMIC

Series G92-35, Class EB, 7.50%, 7/25/2022	—	(b)	—	(b)

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(b)	—	(b)

Series 1993-146, Class E, PO, 5/25/2023	8		8

Series 1993-110, Class H, 6.50%, 5/25/2023	10		11

Series 1993-217, Class H, PO, 8/25/2023	2		2

Series 1993-205, Class H, PO, 9/25/2023	2		2

Series 1993-228, Class G, PO, 9/25/2023	2		2

Series 1993-155, Class PJ, 7.00%, 9/25/2023	179		188

Series 2003-128, Class DY, 4.50%, 1/25/2024	317		326

Series 1994-51, Class PV, 6.00%, 3/25/2024	248		261

Series 1994-37, Class L, 6.50%, 3/25/2024	58		61

Series 2010-117, Class DY, 4.50%, 10/25/2025	5,000		5,295

Series 2010-155, Class B, 3.50%, 1/25/2026	2,503		2,621

Series 1998-58, Class PC, 6.50%, 10/25/2028	259		293

Series 2000-8, Class Z, 7.50%, 2/20/2030	105		121

Series 2002-92, Class FB, 0.73%, 4/25/2030 (a)	241		244

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	146		20

Series 2003-67, Class SA, HB, IF, 44.95%, 10/25/2031 (a)	45		76

Series 2011-145, Class PB, 3.50%, 1/25/2032	11,500		12,422

Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750		6,301

Series 2013-50, Class YO, PO, 1/25/2033	2,612		2,346

Series 2003-21, Class PZ, 4.50%, 3/25/2033	1,210		1,330

Series 2013-106, Class PY, 3.00%, 10/25/2033	5,300		5,724

Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699		4,206

Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745		2,986

Series 2004-46, Class QD, HB, IF, 23.66%, 3/25/2034 (a)	257		325

Series 2004-54, Class FL, 0.48%, 7/25/2034 (a)	542		547

Series 2015-11, Class AQ, 3.00%, 3/25/2035	6,000		6,508

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-22, Class EH, 5.00%, 4/25/2035	2,271	2,598

Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	4,524

Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	5,144

Series 2015-51, Class LY, 3.00%, 7/25/2035	4,429	4,733

Series 2005-58, Class EP, 5.50%, 7/25/2035	242	273

Series 2006-3, Class SB, IF, IO, 6.62%, 7/25/2035 (a)	1,000	83

Series 2015-59, Class EB, 3.00%, 8/25/2035	5,879	6,371

Series 2005-83, Class LA, 5.50%, 10/25/2035	379	427

Series 2005-116, Class PC, 6.00%, 1/25/2036	1,730	1,948

Series 2006-51, Class FP, 0.43%, 3/25/2036 (a)	2,080	2,089

Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	5,158

Series 2006-81, Class FA, 0.43%, 9/25/2036 (a)	28	29

Series 2006-110, PO, 11/25/2036	297	278

Series 2007-76, Class PE, 6.00%, 8/25/2037	877	1,027

Series 2010-47, Class MB, 5.00%, 9/25/2039	2,110	2,412

Series 2010-68, Class EP, 4.50%, 12/25/2039	492	512

Series 2010-11, Class CB, 4.50%, 2/25/2040	112	124

Series 2010-4, Class SL, IF, 11.40%, 2/25/2040 (a)	46	61

Series 2012-115, Class ME, 1.75%, 3/25/2042	3,252	3,319

Series 2012-60, Class EP, 3.00%, 4/25/2042	1,197	1,256

Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	6,399

Series 2012-141, Class PB, 2.50%, 12/25/2042	1,400	1,459

Series 2012-139, Class JA, 3.50%, 12/25/2042	4,087	4,473

Series 2013-128, Class AO, PO, 12/25/2043	6,603	5,972

Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	12,755

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-45, Class PC, 3.00%, 9/25/2045	7,900	8,299

Series 2016-38, Class NA, 3.00%, 1/25/2046	9,199	9,923

Series 2019-71, Class CA, 2.50%, 7/25/2046	15,101	15,720

Series 2019-38, Class PC, 3.00%, 2/25/2048	9,180	9,660

Series 2019-65, Class PA, 2.50%, 5/25/2048	10,922	11,300

Series 2019-42, Class KA, 3.00%, 7/25/2049	15,652	16,391

Series 2019-81, Class JA, 2.50%, 9/25/2049	13,534	14,187

Series 2019-77, Class ZL, 3.00%, 1/25/2050	26,280	27,753

Series 2020-12, Class JC, 2.00%, 3/25/2050	31,556	32,475

Series 2021-4, Class GD, 1.00%, 2/25/2051	9,393	9,302

FNMA, REMIC Trust, Whole Loan

Series 1999-W4, Class A9, 6.25%, 2/25/2029	59	66

Series 2002-W7, Class A4, 6.00%, 6/25/2029	650	747

Series 2003-W1, Class 1A1, 5.09%, 12/25/2042 (a)	379	416

Series 2003-W1, Class 2A, 5.59%, 12/25/2042 (a)	205	228

Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,228	1,461

Series 2009-W1, Class A, 6.00%, 12/25/2049	492	568

FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	116	120

FNMA, STRIPS

Series 278, Class 3, 0.96%, 11/25/2023 (a)	48	48

Series 278, Class 1, 0.85%, 8/25/2025 (a)	307	310

GNMA

Series 2004-27, Class PD, 5.50%, 4/20/2034	1,797	1,972

Series 2008-15, Class NB, 4.50%, 2/20/2038	288	313

Series 2008-40, Class SA, IF, IO, 6.30%, 5/16/2038 (a)	1,818	323

Series 2009-42, Class TX, 4.50%, 6/20/2039	4,876	5,405

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	165

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-69, Class WM, 5.50%, 8/20/2039	1,340	1,516

Series 2011-29, Class Z, 5.00%, 5/20/2040	16,886	19,464

Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,993

Seasoned Credit Risk Transfer Trust

Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	2,238	2,465

Series 2020-1, Class M55G, 3.00%, 8/25/2059	18,167	19,303

Total Collateralized Mortgage Obligations (Cost $576,472)		602,814

Commercial Mortgage-Backed Securities — 13.1%

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ14, Class A2, 2.81%, 9/25/2024	5,145	5,437

Series K046, Class A2, 3.21%, 3/25/2025	6,026	6,526

Series K048, Class A2, 3.28%, 6/25/2025 (a)	6,500	7,073

Series K049, Class A2, 3.01%, 7/25/2025	3,519	3,802

Series K052, Class A2, 3.15%, 11/25/2025	6,716	7,316

Series K734, Class A2, 3.21%, 2/25/2026	5,060	5,515

Series K067, Class A2, 3.19%, 7/25/2027	6,558	7,301

Series K069, Class A2, 3.19%, 9/25/2027 (a)	3,000	3,345

Series K087, Class A1, 3.59%, 10/25/2027	5,108	5,639

Series K086, Class A1, 3.67%, 12/25/2027	2,587	2,861

Series W5FX, Class AFX, 3.34%, 4/25/2028 (a)	3,436	3,845

Series K078, Class A2, 3.85%, 6/25/2028	5,779	6,714

Series K081, Class A2, 3.90%, 8/25/2028 (a)	9,055	10,574

Series K086, Class A2, 3.86%, 11/25/2028 (a)	7,320	8,551

Series K088, Class A2, 3.69%, 1/25/2029	8,700	10,080

Series K158, Class A1, 3.90%, 7/25/2030	8,981	10,364

Series K-1511, Class A1, 3.28%, 10/25/2030	9,496	10,577

Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	11,791

Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	11,306

Series Q007, Class APT2, 3.30%, 10/25/2047 (a)	4,616	4,870

Series Q013, Class APT2, 1.29%, 5/25/2050 (a)	14,207	14,095

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA ACES

Series 2015-M13, Class A2, 2.80%, 6/25/2025 (a)	4,262	4,542

Series 2016-M1, Class A2, 2.94%, 1/25/2026 (a)	19,004	20,369

Series 2017-M3, Class A2, 2.56%, 12/25/2026 (a)	5,934	6,342

Series 2017-M4, Class A2, 2.65%, 12/25/2026 (a)	5,809	6,249

Series 2017-M7, Class A2, 2.96%, 2/25/2027 (a)	4,394	4,777

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (a)	12,000	13,178

Series 2018-M4, Class A2, 3.15%, 3/25/2028 (a)	14,428	15,976

Series 2018-M8, Class A2, 3.44%, 6/25/2028 (a)	9,930	11,187

Series 2019-M1, Class A2, 3.67%, 9/25/2028 (a)	10,615	12,148

Series 2019-M2, Class A2, 3.75%, 11/25/2028 (a)	13,500	15,389

Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,720	9,784

Series 2019-M25, Class A2, 2.33%, 11/25/2029 (a)	14,000	14,895

Series 2020-M8, Class A2, 1.82%, 2/25/2030	9,700	9,962

Series 2019-M21, Class 2A2, 2.35%, 2/25/2031	17,000	17,975

Series 2019-M4, Class A2, 3.61%, 2/25/2031	7,500	8,812

Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	5,879

Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,971	18,399

Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	14,749

Series 2019-M14, Class AL2, 3.07%, 4/25/2048	10,000	11,233

Total Commercial Mortgage-Backed Securities (Cost $354,951)		379,427

U.S. Government Agency Securities — 4.3%

FFCB Funding Corp.

5.75%, 5/11/2026	10,000	12,309

5.75%, 12/7/2028	12,824	16,840

3.33%, 4/28/2037	15,000	17,841

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued

FNMA

6.25%, 5/15/2029	10,000	13,677

DN, 5.23%, 5/15/2030 (c)	10,000	8,798

FNMA, STRIPS

18.40%, 5/29/2026 (c)	9,200	8,841

2.65%, 10/8/2027 (c)	8,000	7,491

Resolution Funding Corp. STRIPS

DN, 21.39%, 4/15/2028 (c)	15,000	13,913

DN, 5.92%, 1/15/2030 (c)	15,700	13,849

DN, 20.59%, 4/15/2030 (c)	5,000	4,382

Tennessee Valley Authority 0.75%, 5/15/2025	7,000	7,065

Total U.S. Government Agency Securities (Cost $103,031)		125,006

Asset-Backed Securities — 1.1%

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027 (Cost $29,027)	28,919	31,608

	SHARES (000)
Short-Term Investments — 5.4%

Investment Companies — 5.4%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (d) (e) (Cost $157,495)	157,495	157,495

Total Investments — 99.8% (Cost $2,755,087)		2,889,562
Other Assets Less Liabilities — 0.2%		4,756

NET ASSETS — 100.0%		2,894,318

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2021.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the effective yield as of August 31, 2021.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	167

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 85.6%

Aerospace & Defense — 1.2%

Bombardier, Inc. (Canada) 6.00%, 10/15/2022 (a)	3,798	3,803

7.50%, 12/1/2024 (a)	11,760	12,256

7.13%, 6/15/2026 (a)	2,706	2,855

BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	7,722	7,934

4.13%, 4/15/2029 (a)	9,074	9,335

Howmet Aerospace, Inc. 6.88%, 5/1/2025	1,915	2,263

6.75%, 1/15/2028	7,619	9,395

5.95%, 2/1/2037	1,250	1,577

Spirit AeroSystems, Inc. 5.50%, 1/15/2025 (a)	5,860	6,131

7.50%, 4/15/2025 (a)	5,708	6,043

TransDigm, Inc. 6.25%, 3/15/2026 (a)	12,652	13,285

Triumph Group, Inc. 8.88%, 6/1/2024 (a)	1,143	1,259

		76,136

Airlines — 0.7%

American Airlines, Inc. 5.50%, 4/20/2026 (a)	11,196	11,801

5.75%, 4/20/2029 (a)	9,571	10,335

Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	17,004	18,472

United Airlines, Inc. 4.38%, 4/15/2026 (a)	6,856	7,112

		47,720

Auto Components — 3.1%

Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	7,139	7,335

Adient US LLC 9.00%, 4/15/2025 (a)	5,219	5,690

Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	12,660	13,270

5.88%, 6/1/2029 (a)	7,800	8,580

3.75%, 1/30/2031 (a)	855	854

American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	14,755	15,247

6.25%, 3/15/2026	11,864	12,221

6.50%, 4/1/2027	10,666	11,199

6.88%, 7/1/2028	5,535	5,980

5.00%, 10/1/2029	6,140	6,138

Clarios Global LP 6.75%, 5/15/2025 (a)	16,526	17,497

6.25%, 5/15/2026 (a)	630	664

Cooper-Standard Automotive, Inc. 13.00%, 6/1/2024 (a)	10,880	12,022

5.63%, 11/15/2026 (a)	30,427	25,597

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued

Dana, Inc. 5.38%, 11/15/2027	14,155	14,934

5.63%, 6/15/2028	2,658	2,857

Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026	3,050	3,141

5.00%, 7/15/2029 (a)	4,196	4,437

5.25%, 4/30/2031	5,736	6,130

5.25%, 7/15/2031 (a)	2,013	2,153

JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	4,004	4,224

Tenneco, Inc. 5.38%, 12/15/2024	524	527

5.00%, 7/15/2026	7,324	7,318

7.88%, 1/15/2029 (a)	6,464	7,272

5.13%, 4/15/2029 (a)	5,955	6,178

		201,465

Automobiles — 0.6%

Ford Motor Co. 8.50%, 4/21/2023	5,433	6,007

9.00%, 4/22/2025	12,522	15,298

9.63%, 4/22/2030	3,956	5,638

PM General Purchaser LLC 9.50%, 10/1/2028 (a)	10,526	11,446

		38,389

Banks — 0.7%

Bank of America Corp. Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (b) (c) (d)	17,177	19,297

Barclays plc (United Kingdom)

(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (b) (c) (d)	6,252	6,839

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024 (b) (c) (d)	5,787	6,575

Citigroup, Inc.

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b) (c) (d)	2,725	2,991

Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (b) (c) (d)	9,565	11,119

		46,821

Beverages — 0.2%

Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	10,103	9,999

Biotechnology — 0.1%

Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	7,800	7,605

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Building Products — 1.4%

Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	2,082	2,165

APi Group DE, Inc. 4.13%, 7/15/2029 (a)	4,934	4,835

Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	6,013	6,177

Griffon Corp. 5.75%, 3/1/2028	18,095	19,202

JELD-WEN, Inc. 6.25%, 5/15/2025 (a)	6,670	7,070

4.88%, 12/15/2027 (a)	14,131	14,732

PGT Innovations, Inc. 6.75%, 8/1/2026 (a)	9,732	10,211

Standard Industries, Inc. 5.00%, 2/15/2027 (a)	6,715	6,942

4.75%, 1/15/2028 (a)	5,910	6,136

3.38%, 1/15/2031 (a)	4,599	4,432

Summit Materials LLC 5.13%, 6/1/2025 (a)	8,090	8,204

5.25%, 1/15/2029 (a)	2,323	2,459

		92,565

Chemicals — 2.5%

Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	10,653	11,185

3.38%, 2/15/2029 (a)	8,157	7,994

Chemours Co. (The) 5.75%, 11/15/2028 (a)	9,242	9,797

CVR Partners LP 9.25%, 6/15/2023 (a)	4,316	4,321

6.13%, 6/15/2028 (a)	6,512	6,659

Element Solutions, Inc. 3.88%, 9/1/2028 (a)	5,223	5,327

GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	8,401	8,589

Hexion, Inc. 7.88%, 7/15/2027 (a)	5,560	5,908

INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (a)	10,757	10,770

INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,985	2,010

NOVA Chemicals Corp. (Canada) 5.00%, 5/1/2025 (a)	4,732	5,028

5.25%, 6/1/2027 (a)	20,316	21,705

4.25%, 5/15/2029 (a)	7,057	7,092

Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026	895	927

4.50%, 10/15/2029	3,052	3,189

4.00%, 4/1/2031 (a)	5,901	5,916

4.38%, 2/1/2032 (a)	6,213	6,301

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	16,044	16,365

5.13%, 4/1/2029 (a)	4,468	4,512

Venator Finance SARL 9.50%, 7/1/2025 (a)	6,750	7,493

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued

W.R. Grace & Co.-Conn. 4.88%, 6/15/2027 (a)	5,040	5,229

WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	3,008	3,132

		159,449

Commercial Services & Supplies — 3.0%

ACCO Brands Corp. 4.25%, 3/15/2029 (a)	10,350	10,400

ADT Security Corp. (The) 4.13%, 8/1/2029 (a)	8,586	8,575

4.88%, 7/15/2032 (a)	10,447	10,603

Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	2,279	2,436

9.75%, 7/15/2027 (a)	2,905	3,177

4.63%, 6/1/2028 (a)	11,440	11,477

Aramark Services, Inc. 5.00%, 2/1/2028 (a)	12,128	12,611

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	21,749	22,844

CoreCivic, Inc. 8.25%, 4/15/2026	9,468	9,994

Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	9,805	9,830

9.50%, 11/1/2027 (a)	1,127	1,227

6.00%, 6/1/2029 (a)	7,870	7,603

GFL Environmental, Inc. (Canada) 3.75%, 8/1/2025 (a)	11,105	11,438

4.00%, 8/1/2028 (a)	5,384	5,344

4.75%, 6/15/2029 (a)	5,640	5,795

4.38%, 8/15/2029 (a)	4,235	4,256

Interface, Inc. 5.50%, 12/1/2028 (a)	7,000	7,315

Madison IAQ LLC 5.88%, 6/30/2029 (a)	8,205	8,400

Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	4,398	4,508

Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	13,928	15,068

3.38%, 8/31/2027 (a)	11,842	11,427

Stericycle, Inc. 3.88%, 1/15/2029 (a)	6,206	6,316

		190,644

Communications Equipment — 1.0%

CommScope Technologies LLC 6.00%, 6/15/2025 (a)	3,248	3,303

5.00%, 3/15/2027 (a)	5,000	4,923

CommScope, Inc. 6.00%, 3/1/2026 (a)	19,426	20,383

8.25%, 3/1/2027 (a)	9,545	10,062

7.13%, 7/1/2028 (a)	8,830	9,260

4.75%, 9/1/2029 (a)	8,932	9,045

Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,002	5,746

		62,722

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	169

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Construction & Engineering — 0.5%

Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	6,653	6,792

MasTec, Inc. 4.50%, 8/15/2028 (a)	15,126	15,920

Pike Corp. 5.50%, 9/1/2028 (a)	7,866	7,994

		30,706

Consumer Finance — 2.6%

Ford Motor Credit Co. LLC 3.10%, 5/4/2023	2,945	3,010

3.37%, 11/17/2023	2,905	2,998

4.06%, 11/1/2024	2,098	2,217

4.69%, 6/9/2025	3,035	3,291

5.13%, 6/16/2025	12,405	13,614

4.13%, 8/4/2025	3,064	3,271

3.38%, 11/13/2025	6,320	6,541

4.39%, 1/8/2026	12,271	13,161

4.54%, 8/1/2026	24,154	26,238

4.27%, 1/9/2027	13,424	14,364

4.13%, 8/17/2027	13,285	14,215

3.82%, 11/2/2027	11,567	12,174

4.00%, 11/13/2030	13,062	13,780

ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.91%, 12/21/2065 (a) (c)	24,298	20,532

OneMain Finance Corp. 6.88%, 3/15/2025	2,220	2,514

7.13%, 3/15/2026	6,677	7,804

3.50%, 1/15/2027	2,437	2,467

6.63%, 1/15/2028	1,300	1,500

4.00%, 9/15/2030	1,642	1,646

		165,337

Containers & Packaging — 2.2%

Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	3,250	3,379

5.25%, 8/15/2027 (a)	36,185	37,451

Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	4,138	4,411

Greif, Inc. 6.50%, 3/1/2027 (a)	16,224	17,038

LABL, Inc. 6.75%, 7/15/2026 (a)	17,730	18,617

10.50%, 7/15/2027 (a)	1,017	1,107

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	18,535	18,674

7.25%, 4/15/2025 (a)	14,704	14,536

Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	6,260	6,752

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued

Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	7,722	7,719

Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (e)	5,803	6,115

8.50%, 8/15/2027 (a) (e)	4,462	4,791

		140,590

Distributors — 0.4%

Wolverine Escrow LLC 8.50%, 11/15/2024 (a)	4,092	3,887

9.00%, 11/15/2026 (a)	18,303	17,571

13.13%, 11/15/2027 (a)	4,215	3,383

		24,841

Diversified Consumer Services — 0.0% (f)

Service Corp. International 4.00%, 5/15/2031	2,450	2,538

Diversified Financial Services — 0.3%

Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	3,680	4,241

7.38%, 9/1/2025 (a)	11,600	12,267

		16,508

Diversified Telecommunication Services — 8.4%

Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	12,799	14,063

6.00%, 2/15/2028 (a)	4,795	4,753

Altice France SA (France)

7.38%, 5/1/2026 (a)	19,757	20,507

8.13%, 2/1/2027 (a)	8,162	8,866

5.13%, 7/15/2029 (a)	13,972	14,126

CCO Holdings LLC 5.75%, 2/15/2026 (a)	17,973	18,490

5.13%, 5/1/2027 (a)	83,009	86,728

5.00%, 2/1/2028 (a)	12,704	13,309

5.38%, 6/1/2029 (a)	1,091	1,192

4.75%, 3/1/2030 (a)	29,294	30,995

4.25%, 2/1/2031 (a)	23,313	23,925

4.25%, 1/15/2034 (a)	9,510	9,596

Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	13,403	13,655

8.00%, 10/15/2025 (a)	6,014	6,290

Embarq Corp. 8.00%, 6/1/2036	17,926	18,867

Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	12,190	13,031

5.00%, 5/1/2028 (a)	18,805	19,651

6.75%, 5/1/2029 (a)	2,246	2,404

5.88%, 11/1/2029	2,110	2,145

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

Intelsat Jackson Holdings SA (Luxembourg) 5.50%, 8/1/2023 (g)	29,162	15,164

8.00%, 2/15/2024 (a) (e) (g)	13,382	13,884

8.50%, 10/15/2024 (a) (g)	40,649	21,951

9.75%, 7/15/2025 (a) (g)	8,659	4,589

Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	1,875	1,934

4.25%, 7/1/2028 (a)	11,530	11,667

3.63%, 1/15/2029 (a)	5,406	5,244

Lumen Technologies, Inc. 5.13%, 12/15/2026 (a)	16,460	17,020

4.00%, 2/15/2027 (a)	16,190	16,615

Series G, 6.88%, 1/15/2028	4,143	4,656

4.50%, 1/15/2029 (a)	3,960	3,871

5.38%, 6/15/2029 (a)	8,375	8,600

Sprint Capital Corp. 8.75%, 3/15/2032	36,928	56,552

Switch Ltd. 3.75%, 9/15/2028 (a)	1,738	1,768

4.13%, 6/15/2029 (a)	2,820	2,908

Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	2,764	3,248

6.00%, 9/30/2034	2,580	2,934

Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	15,837	16,063

		531,261

Electric Utilities — 0.9%

NRG Energy, Inc. 6.63%, 1/15/2027	10,774	11,174

5.75%, 1/15/2028	5,434	5,808

3.38%, 2/15/2029 (a)	2,919	2,934

5.25%, 6/15/2029 (a)	4,145	4,500

3.88%, 2/15/2032 (a)	4,720	4,786

PG&E Corp. 5.00%, 7/1/2028	12,845	12,749

5.25%, 7/1/2030	2,206	2,173

Texas Competitive Electric Holdings Co. LLC 8.50%, 10/1/2021 ‡ (g)	83,215	125

8.50%, 12/1/2021 ‡ (g)	70,354	70

Vistra Operations Co. LLC 5.50%, 9/1/2026 (a)	11,717	12,052

4.38%, 5/1/2029 (a)	2,024	2,054

		58,425

Electrical Equipment — 0.1%

Sensata Technologies BV 4.00%, 4/15/2029 (a)	6,863	7,104

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.3%

CDW LLC 4.25%, 4/1/2028	6,385	6,688

3.25%, 2/15/2029	4,026	4,132

Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	5,287	5,313

		16,133

Energy Equipment & Services — 0.6%

Archrock Partners LP 6.88%, 4/1/2027 (a)	1,752	1,820

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	2,825	2,627

Oceaneering International, Inc. 6.00%, 2/1/2028	2,565	2,537

Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	8,000	8,180

6.88%, 1/15/2029 (a)	1,003	1,009

Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (b) (d) (h)	8,819	399

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	7,814	7,736

Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	13,168	12,739

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	1,100	1,084

		38,131

Entertainment — 1.7%

AMC Entertainment Holdings, Inc. 10.50%, 4/24/2026 (a)	4,861	5,201

12.00% (PIK), 6/15/2026 (a) (h)	8,508	7,446

Cinemark USA, Inc. 8.75%, 5/1/2025 (a)	4,715	5,109

5.25%, 7/15/2028 (a)	4,220	4,009

Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	8,400	8,516

5.63%, 3/15/2026 (a)	7,696	8,020

6.50%, 5/15/2027 (a)	18,428	20,317

4.75%, 10/15/2027 (a)	6,470	6,574

Netflix, Inc. 4.88%, 4/15/2028	1,836	2,146

5.88%, 11/15/2028	23,986	29,742

WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	13,525	14,252

		111,332

Equity Real Estate Investment Trusts (REITs) — 1.9%

Iron Mountain, Inc. 5.00%, 7/15/2028 (a)	4,466	4,667

4.50%, 2/15/2031 (a)	7,816	8,038

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	171

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027	28,470	32,773

3.88%, 2/15/2029 (a)	6,913	7,328

RHP Hotel Properties LP 4.75%, 10/15/2027	16,939	17,647

4.50%, 2/15/2029 (a)	5,503	5,572

SBA Communications Corp. 3.88%, 2/15/2027	5,891	6,122

VICI Properties LP 4.25%, 12/1/2026 (a)	20,744	21,791

3.75%, 2/15/2027 (a)	9,165	9,532

4.63%, 12/1/2029 (a)	9,991	10,865

		124,335

Food & Staples Retailing — 1.8%

Albertsons Cos., Inc. 3.25%, 3/15/2026 (a)	6,497	6,668

7.50%, 3/15/2026 (a)	14,225	15,484

4.63%, 1/15/2027 (a)	7,110	7,528

5.88%, 2/15/2028 (a)	1,251	1,342

3.50%, 3/15/2029 (a)	15,624	15,779

New Albertsons LP 7.75%, 6/15/2026	2,278	2,614

6.63%, 6/1/2028	3,704	4,028

7.45%, 8/1/2029	3,725	4,330

8.00%, 5/1/2031	3,987	4,860

Performance Food Group, Inc. 6.88%, 5/1/2025 (a)	1,365	1,450

5.50%, 10/15/2027 (a)	7,255	7,554

4.25%, 8/1/2029 (a)	7,885	7,912

Rite Aid Corp. 7.50%, 7/1/2025 (a)	13,843	14,237

8.00%, 11/15/2026 (a)	19,725	20,339

		114,125

Food Products — 0.6%

Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)	17,571	18,074

Post Holdings, Inc. 5.75%, 3/1/2027 (a)	12,187	12,756

5.63%, 1/15/2028 (a)	3,005	3,163

4.63%, 4/15/2030 (a)	6,436	6,572

TreeHouse Foods, Inc. 4.00%, 9/1/2028	536	515

		41,080

Gas Utilities — 0.2%

AmeriGas Partners LP 5.88%, 8/20/2026	3,782	4,255

5.75%, 5/20/2027	2,258	2,540

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gas Utilities — continued

Suburban Propane Partners LP 5.00%, 6/1/2031 (a)	3,792	3,906

Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	3,492	3,617

		14,318

Health Care Equipment & Supplies — 0.4%

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	15,366	16,248

Hologic, Inc. 3.25%, 2/15/2029 (a)	10,667	10,930

		27,178

Health Care Providers & Services — 6.9%

Acadia Healthcare Co., Inc. 5.00%, 4/15/2029 (a)	4,743	4,956

AdaptHealth LLC 4.63%, 8/1/2029 (a)	2,540	2,547

AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	4,800	4,856

Centene Corp. 4.25%, 12/15/2027	20,286	21,427

4.63%, 12/15/2029	40,973	44,943

Community Health Systems, Inc. 5.63%, 3/15/2027 (a)	7,800	8,229

6.00%, 1/15/2029 (a)	5,280	5,630

6.13%, 4/1/2030 (a)	5,422	5,465

4.75%, 2/15/2031 (a)	7,795	7,952

DaVita, Inc. 4.63%, 6/1/2030 (a)	9,560	9,992

3.75%, 2/15/2031 (a)	20,581	20,338

Encompass Health Corp. 4.50%, 2/1/2028	26,281	27,529

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	10,081	8,518

Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	12,075	12,452

HCA, Inc. 5.38%, 2/1/2025	4,182	4,710

5.88%, 2/15/2026	18,710	21,700

5.38%, 9/1/2026	40,706	46,957

5.63%, 9/1/2028	28,070	33,474

5.88%, 2/1/2029	7,075	8,578

Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	3,979	4,068

Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	7,215	7,738

RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	5,161	5,282

Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	4,649	4,440

Tenet Healthcare Corp. 4.63%, 7/15/2024	13,707	13,895

4.63%, 9/1/2024 (a)	2,838	2,905

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

7.50%, 4/1/2025 (a)	13,465	14,408

4.88%, 1/1/2026 (a)	43,219	44,832

6.25%, 2/1/2027 (a)	18,210	18,985

5.13%, 11/1/2027 (a)	17,731	18,662

4.25%, 6/1/2029 (a)	6,668	6,813

		442,281

Health Care Technology — 0.4%

IQVIA, Inc. 5.00%, 10/15/2026 (a)	15,503	15,968

5.00%, 5/15/2027 (a)	9,845	10,287

		26,255

Hotels, Restaurants & Leisure — 4.4%

1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	3,907	3,957

3.50%, 2/15/2029 (a)	2,303	2,291

4.00%, 10/15/2030 (a)	21,686	21,567

Boyne USA, Inc. 4.75%, 5/15/2029 (a)	5,892	6,083

Carnival Corp. 10.50%, 2/1/2026 (a)	2,818	3,251

4.00%, 8/1/2028 (a)	6,020	6,052

Cedar Fair LP 5.50%, 5/1/2025 (a)	6,925	7,220

5.38%, 4/15/2027	330	338

Chukchansi Economic Development Authority 8.00%, 4/15/2028 (a)	3,867	3,480

Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	7,677	7,427

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	10,626	11,091

Hilton Domestic Operating Co., Inc. 5.38%, 5/1/2025 (a)	5,858	6,146

5.75%, 5/1/2028 (a)	1,550	1,674

3.75%, 5/1/2029 (a)	2,807	2,863

4.88%, 1/15/2030	6,285	6,756

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	3,861	4,008

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	8,612	8,934

International Game Technology plc 6.50%, 2/15/2025 (a)	14,896	16,609

IRB Holding Corp. 7.00%, 6/15/2025 (a)	3,835	4,101

Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (a)	9,095	9,561

6.50%, 9/15/2026	5,466	5,652

4.50%, 6/15/2029 (a)	1,296	1,309

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

MGM Resorts International 4.63%, 9/1/2026	14,218	15,004

Royal Caribbean Cruises Ltd. 10.88%, 6/1/2023 (a)	2,294	2,582

9.13%, 6/15/2023 (a)	6,325	6,894

11.50%, 6/1/2025 (a)	7,661	8,820

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	16,272	16,448

5.50%, 4/15/2027 (a)	7,264	7,518

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	4,652	4,972

Station Casinos LLC 5.00%, 10/1/2025 (a)	4,943	4,999

4.50%, 2/15/2028 (a)	13,855	14,062

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	16,228	17,291

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	12,209	12,942

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	10,378	10,793

Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	2,748	3,033

3.63%, 3/15/2031	9,209	9,461

4.63%, 1/31/2032	6,503	7,068

		282,257

Household Durables — 0.4%

CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	11,624	12,373

Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	13,022	13,348

		25,721

Household Products — 0.8%

Central Garden & Pet Co. 4.13%, 10/15/2030	8,056	8,266

Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	16,631	17,089

4.38%, 3/31/2029 (a)	15,153	15,196

Spectrum Brands, Inc. 5.75%, 7/15/2025	815	833

5.00%, 10/1/2029 (a)	1,584	1,663

5.50%, 7/15/2030 (a)	7,953	8,540

3.88%, 3/15/2031 (a)	2,377	2,347

		53,934

Independent Power and Renewable Electricity Producers — 0.3%

Calpine Corp. 5.25%, 6/1/2026 (a)	11,737	12,104

4.63%, 2/1/2029 (a)	4,759	4,774

5.00%, 2/1/2031 (a)	1,655	1,684

		18,562

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	173

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Internet & Direct Marketing Retail — 0.4%

Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	6,620	6,800

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	18,470	20,040

		26,840

IT Services — 0.8%

Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	5,470	5,566

Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	5,853	5,948

6.13%, 12/1/2028 (a)	2,269	2,342

Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	8,546	8,653

Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	9,253	9,537

Exela Intermediate LLC 10.00%, 7/15/2023 (a)	9,691	7,268

Gartner, Inc. 4.50%, 7/1/2028 (a)	2,351	2,489

3.63%, 6/15/2029 (a)	1,832	1,886

3.75%, 10/1/2030 (a)	1,893	1,981

Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,820	4,989

		50,659

Leisure Products — 0.3%

Mattel, Inc. 3.38%, 4/1/2026 (a)	2,788	2,896

5.88%, 12/15/2027 (a)	4,110	4,485

3.75%, 4/1/2029 (a)	3,489	3,663

Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	11,108	11,233

		22,277

Life Sciences Tools & Services — 0.0% (f)

Syneos Health, Inc. 3.63%, 1/15/2029 (a)	2,504	2,491

Machinery — 0.7%

ATS Automation Tooling Systems, Inc. (Canada) 4.13%, 12/15/2028 (a)	3,017	3,109

RBS Global, Inc. 4.88%, 12/15/2025 (a)	15,325	15,631

SPX FLOW, Inc. 5.88%, 8/15/2026 (a)	10,739	11,055

Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	946	1,019

Terex Corp. 5.00%, 5/15/2029 (a)	4,210	4,426

TriMas Corp. 4.13%, 4/15/2029 (a)	7,856	8,002

		43,242

Media — 7.5%

Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	8,598	8,829

Audacy Capital Corp. 6.50%, 5/1/2027 (a)	7,153	7,189

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	10,980	11,447

7.50%, 6/1/2029 (a)	8,687	8,991

Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	20,434	21,034

CSC Holdings LLC 5.50%, 4/15/2027 (a)	28,730	30,055

5.38%, 2/1/2028 (a)	10,162	10,696

4.50%, 11/15/2031 (a)	9,435	9,496

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	9,726	6,454

DISH DBS Corp. 5.88%, 7/15/2022	6,830	7,063

5.00%, 3/15/2023	20,382	21,274

5.88%, 11/15/2024	48,883	52,549

7.75%, 7/1/2026	23,228	26,607

GCI LLC 4.75%, 10/15/2028 (a)	10,787	11,313

Gray Television, Inc. 5.88%, 7/15/2026 (a)	8,110	8,363

7.00%, 5/15/2027 (a)	9,013	9,666

iHeartCommunications, Inc. 6.38%, 5/1/2026	4,591	4,849

8.38%, 5/1/2027	21,512	22,852

5.25%, 8/15/2027 (a)	6,860	7,188

Lamar Media Corp. 4.88%, 1/15/2029	3,265	3,473

Liberty Interactive LLC 8.25%, 2/1/2030	1,784	2,007

Mav Acquisition Corp. 5.75%, 8/1/2028 (a)	7,855	7,826

Meredith Corp. 6.88%, 2/1/2026	16,205	16,792

Midas OpCo Holdings LLC 5.63%, 8/15/2029 (a)	5,059	5,179

Midcontinent Communications 5.38%, 8/15/2027 (a)	4,561	4,754

National CineMedia LLC 5.88%, 4/15/2028 (a)	6,030	5,261

News Corp. 3.88%, 5/15/2029 (a)	6,240	6,416

Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	14,153	15,026

4.75%, 11/1/2028 (a)	13,907	14,460

Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	1,000	1,031

Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	2,579	2,593

5.38%, 1/15/2031 (a)	3,542	3,505

Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,300	1,335

Sirius XM Radio, Inc. 5.38%, 7/15/2026 (a)	43,101	44,260

3.13%, 9/1/2026 (a)	2,178	2,219

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

5.00%, 8/1/2027 (a)	21,160	22,192

4.00%, 7/15/2028 (a)	4,413	4,506

5.50%, 7/1/2029 (a)	6,750	7,391

Univision Communications, Inc. 4.50%, 5/1/2029 (a)	2,638	2,676

UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	2,090	2,206

ViacomCBS, Inc. (ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (c)	9,929	10,053

Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	5,478	5,704

		476,780

Metals & Mining — 1.8%

Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	8,367	9,005

Allegheny Technologies, Inc. 5.88%, 12/1/2027	7,169	7,518

Arconic Corp. 6.00%, 5/15/2025 (a)	6,610	6,997

6.13%, 2/15/2028 (a)	12,134	12,971

Big River Steel LLC 6.63%, 1/31/2029 (a)	8,645	9,401

Carpenter Technology Corp. 6.38%, 7/15/2028	6,581	7,131

Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	7,380	7,768

4.88%, 3/1/2031 (a)	5,271	5,666

Constellium SE 5.88%, 2/15/2026 (a)	2,990	3,069

Freeport-McMoRan, Inc. 4.13%, 3/1/2028	4,759	4,985

4.38%, 8/1/2028	15,062	15,965

Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	4,160	4,311

Novelis Corp. 3.25%, 11/15/2026 (a)	4,869	4,992

4.75%, 1/30/2030 (a)	5,562	5,923

3.88%, 8/15/2031 (a)	2,434	2,456

United States Steel Corp. 6.88%, 3/1/2029	6,419	7,013

		115,171

Multiline Retail — 0.3%

NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	17,615	18,650

Oil, Gas & Consumable Fuels — 9.8%

Antero Midstream Partners LP 7.88%, 5/15/2026 (a)	8,633	9,507

5.75%, 3/1/2027 (a)	4,620	4,759

5.75%, 1/15/2028 (a)	9,914	10,323

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Antero Resources Corp. 8.38%, 7/15/2026 (a)	4,303	4,873

7.63%, 2/1/2029 (a)	2,405	2,646

5.38%, 3/1/2030 (a)	2,892	2,942

Apache Corp. 4.63%, 11/15/2025	1,297	1,404

4.88%, 11/15/2027	812	887

Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	11,310	11,084

Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	4,070	4,401

Buckeye Partners LP 4.15%, 7/1/2023	1,348	1,392

4.13%, 3/1/2025 (a)	7,080	7,320

4.13%, 12/1/2027	3,358	3,450

4.50%, 3/1/2028 (a)	6,996	7,252

California Resources Corp. 7.13%, 2/1/2026 (a)	8,584	9,005

Cheniere Energy Partners LP 4.50%, 10/1/2029	601	648

4.00%, 3/1/2031 (a)	2,299	2,419

Cheniere Energy, Inc. 4.63%, 10/15/2028	17,298	18,249

Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	3,204	3,348

5.88%, 2/1/2029 (a)	2,604	2,780

CNX Resources Corp. 6.00%, 1/15/2029 (a)	5,398	5,621

Comstock Resources, Inc. 7.50%, 5/15/2025 (a)	6,364	6,587

6.75%, 3/1/2029 (a)	12,359	12,971

5.88%, 1/15/2030 (a)	4,239	4,250

Continental Resources, Inc. 5.75%, 1/15/2031 (a)	7,350	8,958

Crestwood Midstream Partners LP 5.75%, 4/1/2025	10,009	10,222

DCP Midstream Operating LP 5.63%, 7/15/2027	5,224	5,936

6.75%, 9/15/2037 (a)	6,546	8,134

Devon Energy Corp. 5.88%, 6/15/2028 (a)	6,485	7,139

DT Midstream, Inc. 4.13%, 6/15/2029 (a)	6,556	6,719

4.38%, 6/15/2031 (a)	3,277	3,384

Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	12,505	12,551

Endeavor Energy Resources LP 6.63%, 7/15/2025 (a)	4,650	4,931

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	175

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

EnLink Midstream Partners LP

Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (b) (c) (d)	9,142	6,862

4.40%, 4/1/2024	5,407	5,624

4.15%, 6/1/2025	2,605	2,683

EQM Midstream Partners LP 6.00%, 7/1/2025 (a)	11,608	12,538

4.13%, 12/1/2026	2,075	2,115

6.50%, 7/1/2027 (a)	5,150	5,742

4.50%, 1/15/2029 (a)	9,093	9,229

4.75%, 1/15/2031 (a)	8,593	8,743

EQT Corp. 6.63%, 2/1/2025 (e)	8,435	9,668

3.13%, 5/15/2026 (a)	3,607	3,706

5.00%, 1/15/2029	4,315	4,908

ESC Co. 6.00%, 10/15/2024 ‡ (g)	10,250	410

6.38%, 5/15/2025 ‡ (g)	1,796	72

6.38%, 1/15/2026 ‡ (g)	8,845	354

Genesis Energy LP 6.25%, 5/15/2026	5,665	5,452

8.00%, 1/15/2027	3,780	3,754

7.75%, 2/1/2028	2,796	2,740

Gulfport Energy Operating Corp. 8.00%, 5/17/2026 (a)	6,131	6,519

Hess Midstream Operations LP 4.25%, 2/15/2030 (a)	5,327	5,394

Holly Energy Partners LP 5.00%, 2/1/2028 (a)	5,425	5,535

MEG Energy Corp. (Canada) 6.50%, 1/15/2025 (a)	2,473	2,553

7.13%, 2/1/2027 (a)	9,678	10,184

5.88%, 2/1/2029 (a)	3,671	3,781

NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	5,340	5,420

NuStar Logistics LP 5.75%, 10/1/2025	1,435	1,543

6.00%, 6/1/2026	3,170	3,431

5.63%, 4/28/2027	7,824	8,320

6.38%, 10/1/2030	4,295	4,749

Oasis Midstream Partners LP 8.00%, 4/1/2029 (a)	9,521	9,854

Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	3,296	3,440

Occidental Petroleum Corp. 8.00%, 7/15/2025	9,286	11,190

5.88%, 9/1/2025	14,749	16,593

5.50%, 12/1/2025	6,186	6,897

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

3.40%, 4/15/2026	3,455	3,550

8.50%, 7/15/2027	8,697	10,971

6.38%, 9/1/2028	5,434	6,446

8.88%, 7/15/2030	11,088	15,216

6.63%, 9/1/2030	5,642	7,038

6.13%, 1/1/2031	7,391	8,937

PBF Holding Co. LLC 9.25%, 5/15/2025 (a)	4,910	4,739

6.00%, 2/15/2028	6,790	4,447

Range Resources Corp. 9.25%, 2/1/2026	12,063	13,191

8.25%, 1/15/2029 (a)	4,797	5,325

SM Energy Co. 6.63%, 1/15/2027	4,748	4,771

6.50%, 7/15/2028	1,987	1,997

Southwestern Energy Co. 8.38%, 9/15/2028	10,708	11,993

5.38%, 3/15/2030	8,277	8,610

Sunoco LP 4.50%, 5/15/2029	4,333	4,387

Tallgrass Energy Partners LP 5.50%, 9/15/2024 (a)	8,283	8,415

7.50%, 10/1/2025 (a)	20,454	22,038

6.00%, 3/1/2027 (a)	1,750	1,811

6.00%, 12/31/2030 (a)	4,905	4,989

6.00%, 9/1/2031 (a)	8,510	8,521

Targa Resources Partners LP 5.88%, 4/15/2026	27,755	29,038

5.38%, 2/1/2027	1,455	1,508

6.50%, 7/15/2027	5,060	5,479

5.00%, 1/15/2028	7,284	7,648

4.88%, 2/1/2031	9,862	10,728

4.00%, 1/15/2032 (a)	4,114	4,309

Vine Energy Holdings LLC 6.75%, 4/15/2029 (a)	11,852	12,800

		624,997

Personal Products — 0.4%

Coty, Inc. 5.00%, 4/15/2026 (a)	5,904	6,093

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	12,375	13,102

4.13%, 4/1/2029 (a)	3,987	4,012

Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	3,415	3,577

		26,784

Pharmaceuticals — 4.4%

Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	33,844	36,467

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — continued

8.50%, 1/31/2027 (a)	8,785	9,448

Bausch Health Cos., Inc. 6.13%, 4/15/2025 (a)	15,059	15,398

5.50%, 11/1/2025 (a)	52,812	54,021

9.00%, 12/15/2025 (a)	29,147	31,005

7.00%, 1/15/2028 (a)	9,083	9,413

5.00%, 1/30/2028 (a)	6,116	5,833

4.88%, 6/1/2028 (a)	9,900	10,172

5.00%, 2/15/2029 (a)	11,180	10,440

7.25%, 5/30/2029 (a)	6,171	6,356

5.25%, 2/15/2031 (a)	8,965	8,362

Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	5,619	5,886

3.13%, 2/15/2029 (a)	1,429	1,412

Endo Dac 5.88%, 10/15/2024 (a)	5,067	4,953

9.50%, 7/31/2027 (a)	8,036	7,895

6.00%, 6/30/2028 (a)	9,312	5,820

Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a)	3,595	3,559

Jazz Securities DAC 4.38%, 1/15/2029 (a)	6,406	6,638

Mallinckrodt International Finance SA 5.75%, 8/1/2022 (a) (g)	5,020	3,338

5.63%, 10/15/2023 (a) (g)	5,340	3,591

5.50%, 4/15/2025 (a) (g)	11,780	7,893

Organon & Co. 4.13%, 4/30/2028 (a)	16,528	17,052

5.13%, 4/30/2031 (a)	9,678	10,152

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	7,912	8,011

		283,115

Professional Services — 0.1%

Jaguar Holding Co. II 4.63%, 6/15/2025 (a)	3,249	3,410

5.00%, 6/15/2028 (a)	2,630	2,834

Science Applications International Corp. 4.88%, 4/1/2028 (a)	2,475	2,585

		8,829

Real Estate Management & Development — 0.1%

Kennedy-Wilson, Inc. 4.75%, 3/1/2029	3,667	3,793

5.00%, 3/1/2031	3,237	3,367

		7,160

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Road & Rail — 0.6%

Avis Budget Car Rental LLC 5.25%, 3/15/2025 (a)	13,847	14,090

5.75%, 7/15/2027 (a)	5,830	6,083

5.38%, 3/1/2029 (a)	6,232	6,544

ESC GCBREGS EXIDE TECH 7.13%, 8/1/2026 (g)	22,954	1,549

6.00%, 1/15/2028 (g)	20,858	1,408

Hertz Corp. (The) 5.50%, 10/15/2024 (g)	6,563	164

NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,526	2,620

Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	7,160	7,046

		39,504

Semiconductors & Semiconductor Equipment — 0.6%

ams AG (Austria) 7.00%, 7/31/2025 (a)	4,910	5,266

Entegris, Inc. 4.38%, 4/15/2028 (a)	7,369	7,794

3.63%, 5/1/2029 (a)	5,146	5,318

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	17,250	18,124

Synaptics, Inc. 4.00%, 6/15/2029 (a)	3,400	3,464

		39,966

Software — 1.1%

ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	6,540	6,842

Ascend Learning LLC 6.88%, 8/1/2025 (a)	200	203

BY Crown Parent LLC 4.25%, 1/31/2026 (a)	5,728	6,029

CDK Global, Inc. 5.25%, 5/15/2029 (a)	15,353	16,692

Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	5,150	5,241

4.88%, 7/1/2029 (a)	5,802	5,985

Nuance Communications, Inc. 5.63%, 12/15/2026	10,405	10,798

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	19,150	20,279

		72,069

Specialty Retail — 1.4%

Asbury Automotive Group, Inc. 4.50%, 3/1/2028	4,441	4,618

4.75%, 3/1/2030	2,040	2,152

Bath & Body Works, Inc. 9.38%, 7/1/2025 (a)	350	453

6.63%, 10/1/2030 (a)	5,033	5,800

6.88%, 11/1/2035	331	425

6.75%, 7/1/2036	2,199	2,802

PetSmart, Inc. 4.75%, 2/15/2028 (a)	6,651	6,925

7.75%, 2/15/2029 (a)	3,401	3,737

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	177

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Specialty Retail — continued

SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	4,914	5,064

6.13%, 7/1/2029 (a)	4,111	4,265

Staples, Inc. 7.50%, 4/15/2026 (a)	28,387	28,742

10.75%, 4/15/2027 (a)	18,594	18,129

White Cap Buyer LLC 6.88%, 10/15/2028 (a)	4,730	5,032

		88,144

Technology Hardware, Storage & Peripherals — 0.6%

NCR Corp. 5.75%, 9/1/2027 (a)	16,560	17,511

5.00%, 10/1/2028 (a)	4,220	4,368

5.13%, 4/15/2029 (a)	7,182	7,447

6.13%, 9/1/2029 (a)	8,985	9,794

		39,120

Thrifts & Mortgage Finance — 0.5%

Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028(a)	7,658	7,954

5.13%, 12/15/2030 (a)	5,962	6,112

Quicken Loans LLC 3.63%, 3/1/2029 (a)	5,402	5,517

Rocket Mortgage LLC 5.25%, 1/15/2028 (a)	11,555	12,191

		31,774

Trading Companies & Distributors — 1.6%

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	13,460	14,190

Imola Merger Corp. 4.75%, 5/15/2029 (a)	24,057	24,899

United Rentals North America, Inc. 5.88%, 9/15/2026	13,292	13,695

4.88%, 1/15/2028	7,280	7,717

5.25%, 1/15/2030	7,520	8,244

3.88%, 2/15/2031	4,211	4,359

WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	11,730	12,618

7.25%, 6/15/2028 (a)	12,480	13,880

		99,602

Wireless Telecommunication Services — 2.0%

Hughes Satellite Systems Corp. 6.63%, 8/1/2026	7,034	7,992

Sprint Corp. 7.13%, 6/15/2024	23,172	26,648

7.63%, 2/15/2025	23,328	27,615

7.63%, 3/1/2026	28,504	35,144

T-Mobile USA, Inc. 4.75%, 2/1/2028	25,277	26,988

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — continued

United States Cellular Corp. 6.70%, 12/15/2033	4,743	5,773

		130,160

Total Corporate Bonds (Cost $5,250,280)		5,493,801

Loan Assignments — 7.8% (i)

Aerospace & Defense — 0.1%

Spirit AeroSystems, Inc. Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.00%, 1/15/2025 (c)	5,561	5,587

Auto Components — 0.2%

Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.58%, 4/10/2028 (c)	10,117	10,090

American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024 (c)	1,950	1,941

Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 1/31/2028 (c)	2,379	2,367

		14,398

Beverages — 0.1%

Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028 (c)	7,337	7,283

Commercial Services & Supplies — 0.1%

Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 6/21/2028 (c)	7,723	7,670

Containers & Packaging — 0.7%

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/3/2024 (c)	22,195	21,598

Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027 (c)	20,851	20,749

Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 2/5/2023 (c)	3,364	3,343

		45,690

Diversified Financial Services — 0.1%

Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027 (c)	5,810	5,766

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Diversified Telecommunication Services — 0.6%

Altice France SA, 1st Lien Term Loan B-13 (France) (ICE LIBOR USD 3 Month + 4.00%), 4.12%, 8/14/2026 (c)	7,068	7,042

Cincinnati Bell, Inc., Term Loan B (1 Week LIBOR + 3.25%), 4.25%, 10/2/2024 (c)	7,727	7,716

Intelsat Jackson Holding, 1st Lien DIP Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 7/13/2022 (c)	21,665	21,753

		36,511

Food & Staples Retailing — 0.4%

Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038 (c)	1,866	1,950

Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 7.00%), 8.00%, 4/1/2024 ‡ (c)	13,758	14,378

Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 1 Month + 10.75%), 11.75%, 10/1/2024 (c)	10,370	9,099

		25,427

Health Care Providers & Services — 0.3%

Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.83%, 10/10/2025 (c)	9,250	8,111

U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.13%, 6/26/2026 (c)	13,897	13,890

		22,001

Hotels, Restaurants & Leisure — 0.6%

IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027 (c)	10,612	10,598

Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 8/14/2024 (c)	15,818	15,667

UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026 (c)	10,348	10,278

		36,543

Household Durables — 0.2%

Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028 (c)	10,985	10,974

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Internet & Direct Marketing Retail — 0.1%

Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 9/25/2026 (c) (j)	4,688	4,673

IT Services — 0.2%

Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 7.50%, 7/12/2023 (c)	6,304	4,677

Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 3/9/2027 (c)	9,260	9,134

		13,811

Leisure Products — 0.2%

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (c) (g)	3,864	421

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100 (c) (g)	20,508	—	(k)

Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024 (c)	12,648	12,361

Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025 (c)	1,808	1,786

		14,568

Life Sciences Tools & Services — 0.1%

PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 8/11/2028 (c) (j)	7,506	7,502

Machinery — 0.2%

Thyssenkrupp Elevators, 1st Lien Term Loan B1 (ICE LIBOR USD 6 Month + 3.50%), 4.00%, 7/30/2027 (c)	9,908	9,895

Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.17%, 3/28/2025 (c)	5,070	4,957

		14,852

Media — 0.8%

Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 5.75%, 8/2/2027 (c)	13,910	13,902

iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 5/1/2026 (c)	12,331	12,215

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	179

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Media — continued

Meredith Corp., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.50%), 2.58%, 1/31/2025 (c)	7,638	7,592

(ICE LIBOR USD 3 Month + 4.25%), 5.25%, 1/31/2025 (c)	11,301	11,527

Summer BC Holdco B SARL, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.50%), 5.25%, 12/4/2026 (c)	2,760	2,751

		47,987

Personal Products — 0.5%

Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026 (c)	25,974	25,987

Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 9/7/2023 (c)	7,847	4,787

		30,774

Pharmaceuticals — 0.4%

Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 6/2/2025 (c)	28,820	28,708

Road & Rail — 0.2%

First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%), 3.50%, 7/21/2028 (c) (j)	7,423	7,365

First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 2 Month + 3.00%), 3.50%, 7/21/2028 (c) (j)	2,740	2,718

		10,083

Software — 0.3%

Ascend Learning LLC, Term Loan B

(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024 (c)	5,272	5,264

(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (c)	4,288	4,292

Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (c)	12,848	12,870

		22,426

Specialty Retail — 1.3%

AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 10/19/2027 (c)	20,045	20,047

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.58%, 12/18/2026 (c) (l)	13,273	12,764

Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027 (c)	5,688	5,650

Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028 (c)	12,638	12,607

Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.58%, 12/22/2025 (c) (j)	16,207	15,928

Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023 (c)	13,076	12,418

		79,414

Wireless Telecommunication Services — 0.1%

CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027 (c)	7,381	7,395

Total Loan Assignments (Cost $495,471)		500,043

	SHARES (000)
Common Stocks — 2.8%

Communications Equipment — 0.0% (f)

Goodman Networks, Inc. * ‡	300	—	(k)

Diversified Financial Services — 0.0% (f)

ACC Claims Holdings LLC * ‡	7,076	18

Diversified Telecommunication Services — 0.3%

Frontier Communications Parent, Inc. *	644	18,966

Energy Equipment & Services — 0.0% (f)

Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	368	—	(k)

Food & Staples Retailing — 0.0% (f)

Moran Foods Backstop Equity * ‡	616	2,771

Independent Power and Renewable Electricity Producers — 0.2%

Vistra Common Equity *	27	510

Vistra Corp.	550	10,499

		11,009

Internet & Direct Marketing Retail — 0.5%

MYT Holding Co. * ‡	5,623	31,770

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	SHARES ($000)	VALUE ($000)
Common Stocks — continued

Media — 0.2%

Clear Channel Outdoor Holdings, Inc. *	2,312	6,079

iHeartMedia, Inc., Class A *	273	6,796

		12,875

Multiline Retail — 0.0% (f)

Neiman Marcus Group Restricted Equity *	6	747

Oil, Gas & Consumable Fuels — 1.3%

California Resources Corp. *	285	9,769

Chesapeake Energy Corp.	43	2,406

EP Energy Corp. *	296	26,936

Gulfport Energy Operating Corp. *	230	15,391

Oasis Petroleum, Inc.	271	23,447

Whiting Petroleum Corp. *	205	9,644

		87,593

Professional Services — 0.2%

NMG, Inc. *	83	11,015

Specialty Retail — 0.1%

Claire’s Stores, Inc. * ‡	17	3,550

Total Common Stocks (Cost $101,599)		180,314

	PRINCIPAL AMOUNT ($000)
Convertible Bonds—0.6%

Hotels, Restaurants & Leisure — 0.0% (f)

Royal Caribbean Cruises Ltd. 4.25%, 6/15/2023	500	673

Media — 0.5%

DISH Network Corp.

Zero Coupon, 12/15/2025 (a)	7,845	9,373

3.38%, 8/15/2026	18,645	19,449

Liberty Interactive LLC 4.00%, 11/15/2029	2,570	1,992

3.75%, 2/15/2030	4,448	3,430

		34,244

Oil, Gas & Consumable Fuels — 0.1%

Gulfport Energy Corp. 10.00%, 10/4/2021 ‡	1	3,964

Total Convertible Bonds (Cost $29,693)		38,881

INVESTMENTS	SHARES ($000)		VALUE ($000)
Convertible Preferred Stocks — 0.4%

Specialty Retail — 0.4%

Claire’s Stores, Inc.

* ‡ (Cost $4,388)	12		28,255

Preferred Stocks — 0.2%

Banks — 0.0% (f)

GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 5.91%, 2/15/2040 ($25 par value) (c)	18		486

Communications Equipment — 0.0% (f)

Goodman Networks, Inc. * ‡	358		4

Internet & Direct Marketing Retail — 0.2%

MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	13,477		13,813

Oil, Gas & Consumable Fuels — 0.0% (f)

Gulfport Energy Corp. * ‡	—	(k)	330

Total Preferred Stocks (Cost $14,695)			14,633

	NO. OF WARRANTS (000)
Warrants — 0.1%

Diversified Telecommunication Services — 0.0% (f)

Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD * ‡	14		276

Media — 0.0% (f)

Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	110		2,062

Oil, Gas & Consumable Fuels — 0.1%

Chesapeake Energy Corp. expiring 2/9/2026, price 27.27 USD *	45		1,346

expiring 2/9/2026, price 31.71 USD *	49		1,307

expiring 2/9/2026, price 35.71 USD *	27		648

			3,301

Total Warrants (Cost $1)			5,639

	NO. OF RIGHTS (000)
Rights — 0.1%

Independent Power and Renewable Electricity Producers — 0.1%

Vistra Corp., expiring 12/31/2049 * ‡ (Cost $—)	2,824		3,812

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	181

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES ($000)	VALUE ($000)
Short-Term Investments — 1.1%

Investment Companies — 1.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (m) (n) (Cost $70,343)	70,343	70,343

Total Investments — 98.7% (Cost $5,966,470)		6,335,721
Other Assets Less Liabilities — 1.3%		84,545

NET ASSETS—100.0%		6,420,266

Percentages indicated are based on net assets.

Abbreviations
DIP	Debtor-in-Possession
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2021.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.

(f)	Amount rounds to less than 0.1% of net assets.
(g)	Defaulted security.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	All or a portion of this security is unsettled as of August 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(k)	Amount rounds to less than one thousand.
(l)	Fund is subject to legal or contractual restrictions on the resale of the security.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of August 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — 32.3%

Aerospace & Defense — 0.3%

Bombardier, Inc. (Canada) 6.00%, 10/15/2022 (a)	176	176

7.50%, 12/1/2024 (a)	589	614

7.50%, 3/15/2025 (a)	5,000	5,136

BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	3,779	3,883

4.13%, 4/15/2029 (a)	3,025	3,112

Howmet Aerospace, Inc. 5.13%, 10/1/2024	4,373	4,806

6.88%, 5/1/2025	860	1,016

5.90%, 2/1/2027	3,054	3,599

6.75%, 1/15/2028	118	146

5.95%, 2/1/2037	110	139

Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	1,420	1,557

Spirit AeroSystems, Inc. 5.50%, 1/15/2025 (a)	325	340

TransDigm, Inc. 6.25%, 3/15/2026 (a)	7,142	7,499

Triumph Group, Inc. 8.88%, 6/1/2024 (a)	862	949

6.25%, 9/15/2024 (a)	2,566	2,595

7.75%, 8/15/2025	2,540	2,541

		38,108

Airlines — 0.2%

American Airlines, Inc. 5.50%, 4/20/2026 (a)	6,246	6,584

5.75%, 4/20/2029 (a)	5,681	6,134

Delta Air Lines, Inc. 4.50%, 10/20/2025 (a)	1,852	1,986

4.75%, 10/20/2028 (a)	2,592	2,890

United Airlines, Inc. 4.38%, 4/15/2026 (a)	3,833	3,976

4.63%, 4/15/2029 (a)	1,273	1,321

		22,891

Auto Components — 0.8%

Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	3,620	3,720

Adient US LLC 9.00%, 4/15/2025 (a)	655	714

Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	3,298	3,457

5.88%, 6/1/2029 (a)	8,796	9,676

3.75%, 1/30/2031 (a)	6,311	6,303

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued

American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	8,254	8,528

6.25%, 3/15/2026	5,066	5,218

6.50%, 4/1/2027	5,070	5,324

6.88%, 7/1/2028	2,140	2,312

5.00%, 10/1/2029	3,400	3,399

Clarios Global LP 6.75%, 5/15/2025 (a)	2,915	3,086

6.25%, 5/15/2026 (a)	5,017	5,287

8.50%, 5/15/2027 (a)	2,780	2,968

Cooper-Standard Automotive, Inc.

13.00%, 6/1/2024 (a)	140	155

5.63%, 11/15/2026 (a)	884	743

Dana, Inc.

5.38%, 11/15/2027	2,745	2,896

5.63%, 6/15/2028	2,747	2,953

Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026	3,473	3,576

4.88%, 3/15/2027	255	274

5.00%, 7/15/2029 (a)	2,503	2,647

5.25%, 4/30/2031	8,465	9,046

5.25%, 7/15/2031 (a)	1,170	1,252

Icahn Enterprises LP 6.75%, 2/1/2024	370	377

4.75%, 9/15/2024	500	518

6.25%, 5/15/2026	2,691	2,836

IHO Verwaltungs GmbH (Germany) 4.75% (cash), 9/15/2026 (a) (b)	4,960	5,078

Tenneco, Inc. 5.38%, 12/15/2024	540	543

5.00%, 7/15/2026	2,718	2,715

7.88%, 1/15/2029 (a)	1,269	1,428

5.13%, 4/15/2029 (a)	1,538	1,596

		98,625

Automobiles — 0.0% (c)

Ford Motor Co. 8.50%, 4/21/2023	813	899

General Motors Co. 5.00%, 4/1/2035	240	289

Jaguar Land Rover Automotive plc

(United Kingdom) 4.50%, 10/1/2027 (a)	1,000	983

		2,171

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	183

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — 1.9%

Banco do Brasil SA (Brazil)

(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024 (d) (e) (f) (g)	8,400	9,416

Banco Industrial SA (Guatemala)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.88%, 1/29/2031 (e ) (f)	1,600	1,656

Banco Mercantil del Norte SA (Mexico)

(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (d) (e) (f) (g)	10,900	12,357

Bank of America Corp.

Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (d) (e) (g)	10,030	11,108

Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (d) (e) (g)	716	804

Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (d) (e) (g)	34	40

(SOFR + 1.32%), 2.69%, 4/22/2032 (e)	34,390	35,740

Banque Centrale de Tunisie

International Bond (Tunisia) 5.75%, 1/30/2025 (f)	6,600	5,816

Citigroup, Inc.

(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (d) (e) (g)	865	911

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (d) (e) (g)	4,714	5,174

Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (g)	21,230	22,026

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (g)	10,050	10,339

Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (d) (e) (g)	83	96

Credit Agricole SA (France)

(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (d) (e) (g)	15,850	19,278

Development Bank of the Republic of Belarus JSC (Belarus)

6.75%, 5/2/2024 (a)	2,600	2,418

HSBC Holdings plc (United Kingdom)

(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (d) (e) (g)	2,400	2,649

(USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 5/22/2027 (d) (e) (g)	3,551	3,906

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (d) (e) (g)	8,336	8,534

ING Groep NV (Netherlands)

(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025 (d) (e) (g)	1,800	2,001

Intesa Sanpaolo SpA (Italy) 4.20%, 6/1/2032 (a)	1,190	1,225

4.95%, 6/1/2042 (a)	6,402	6,633

National Australia Bank Ltd. (Australia)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (e)	1,400	1,528

Natwest Group plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (d) (e) (g)	12,295	13,766

Societe Generale SA (France)

(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021 (a) (d) (e) (g)	739	740

(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (d) (e) (g)	9,770	11,542

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (a) (d) (e) (g)	6,480	6,719

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030(a) (d) (e) (g)	5,000	5,413

Standard Chartered plc (United Kingdom)

(USD Swap Semi 5 Year + 6.30%), 7.50%, 4/2/2022 (a) (d) (e) (g)	500	518

Truist Financial Corp. Series Q,

(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (d) (e) (g)	5,000	5,751

UniCredit SpA (Italy)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (e)	9,140	9,148

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (e)	5,096	5,632

Wells Fargo & Co. Series BB,

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (e) (g)	27,821	28,924

		251,808

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Beverages — 0.0% (c)

Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	5,565	5,508

Biotechnology — 0.0% (c)

Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	3,273	3,191

Building Products — 0.3%

Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	125	130

Builders FirstSource, Inc. 6.75%, 6/1/2027 (a)	1,516	1,618

4.25%, 2/1/2032 (a)	3,263	3,352

James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	2,000	2,115

JELD-WEN, Inc. 6.25%, 5/15/2025 (a)	1,015	1,076

4.63%, 12/15/2025 (a)	740	754

4.88%, 12/15/2027 (a)	950	990

Masonite International Corp. 5.38%, 2/1/2028 (a)	4,325	4,595

PGT Innovations, Inc. 6.75%, 8/1/2026 (a)	625	656

Standard Industries, Inc. 5.00%, 2/15/2027 (a)	1,531	1,583

4.75%, 1/15/2028 (a)	10,203	10,594

4.38%, 7/15/2030 (a)	1,775	1,823

3.38%, 1/15/2031 (a)	2,299	2,216

Summit Materials LLC 5.13%, 6/1/2025 (a)	260	264

6.50%, 3/15/2027 (a)	1,145	1,202

5.25%, 1/15/2029 (a)	1,900	2,012

		34,980

Capital Markets — 0.7%

Charles Schwab Corp. (The)

Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (d) (e) (g)	32,590	34,301

Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (d) (e) (g)	13,530	14,071

Credit Suisse Group AG (Switzerland)

(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (d) (e) (g)	7,000	7,605

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (a) (d) (e) (g)	4,760	4,988

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.55%), 4.50%, 9/3/2030 (a) (d) (e) (g)	1,447	1,434

Goldman Sachs Group, Inc. (The)

Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (d) (e) (g)	5,070	5,113

Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (d) (e) (g)	1,340	1,437

Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (g)	2,240	2,286

Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (d) (e) (g)	2,734	2,755

MSCI, Inc.

5.38%, 5/15/2027 (a)	2,543	2,714

4.00%, 11/15/2029 (a)	4,370	4,676

3.63%, 9/1/2030 (a)	1,000	1,053

UBS Group AG (Switzerland)

(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024 (a) (d) (e) (g)	2,870	3,146

(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (d) (e) (f) (g)	250	287

(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (d) (e) (f) (g)	2,303	2,634

		88,500

Chemicals — 1.0%

Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	11,152	11,709

3.38%, 2/15/2029 (a)	7,473	7,324

Chemours Co. (The) 5.75%, 11/15/2028 (a)	7,708	8,170

CVR Partners LP 9.25%, 6/15/2023 (a)	346	346

Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,266	7,411

GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	3,485	3,563

Hexion, Inc. 7.88%, 7/15/2027 (a)	4,010	4,261

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	185

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Chemicals — continued

INEOS Group Holdings SA (Luxembourg)

5.63%, 8/1/2024 (a)	4,804	4,810

INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	6,583	6,665

NOVA Chemicals Corp. (Canada) 4.88%, 6/1/2024 (a)	4,470	4,728

5.00%, 5/1/2025 (a)	2,802	2,977

5.25%, 6/1/2027 (a)	13,271	14,180

4.25%, 5/15/2029 (a)	2,690	2,703

Olin Corp. 5.63%, 8/1/2029	2,620	2,891

Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	150	155

Sasol Financing USA LLC (South Africa) 5.50%, 3/18/2031	2,900	3,045

Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026	2,625	2,720

4.50%, 10/15/2029	7,092	7,411

4.00%, 4/1/2031 (a)	6,675	6,692

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	5,396	5,504

5.13%, 4/1/2029 (a)	9,910	10,007

Venator Finance SARL 9.50%, 7/1/2025 (a)	2,955	3,280

W.R. Grace & Co.-Conn. 4.88%, 6/15/2027 (a)	3,660	3,797

WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	1,673	1,742

		126,091

Commercial Services & Supplies — 0.8%

ACCO Brands Corp. 4.25%, 3/15/2029 (a)	9,647	9,694

ADT Security Corp. (The) 4.13%, 6/15/2023	246	259

4.13%, 8/1/2029 (a)	4,591	4,585

4.88%, 7/15/2032 (a)	7,171	7,278

Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	4,662	4,983

9.75%, 7/15/2027 (a)	2,257	2,469

4.63%, 6/1/2028 (a)	5,179	5,198

Aramark Services, Inc. 5.00%, 2/1/2028 (a)	4,951	5,148

Atento Luxco 1 SA (Brazil) 8.00%, 2/10/2026 (f)	3,200	3,530

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	3,320	3,487

Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	3,790	3,968

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — continued

Covanta Holding Corp. 5.88%, 7/1/2025	1,390	1,439

Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	380	381

9.50%, 11/1/2027 (a)	510	555

GFL Environmental, Inc. (Canada) 3.75%, 8/1/2025 (a)	8,449	8,702

5.13%, 12/15/2026 (a)	2,085	2,200

4.00%, 8/1/2028 (a)	2,968	2,946

3.50%, 9/1/2028 (a)	1,400	1,397

Madison IAQ LLC 4.13%, 6/30/2028 (a)	11,967	12,032

5.88%, 6/30/2029 (a)	1,254	1,284

Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	146	150

Nielsen Finance LLC 5.63%, 10/1/2028 (a)	4,711	4,953

4.50%, 7/15/2029 (a)	2,195	2,175

4.75%, 7/15/2031 (a)	1,311	1,295

Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	6,498	7,030

3.38%, 8/31/2027 (a)	6,385	6,161

Stericycle, Inc. 5.38%, 7/15/2024 (a)	630	646

3.88%, 1/15/2029 (a)	5,335	5,429

		109,374

Communications Equipment — 0.3%

CommScope Technologies LLC 6.00%, 6/15/2025 (a)	4,288	4,361

CommScope, Inc. 6.00%, 3/1/2026 (a)	12,676	13,299

8.25%, 3/1/2027 (a)	7,725	8,144

4.75%, 9/1/2029 (a)	4,980	5,043

Nokia OYJ (Finland)

4.38%, 6/12/2027	2,600	2,885

Plantronics, Inc.

4.75%, 3/1/2029 (a)	7,755	7,424

		41,156

Construction & Engineering — 0.3%

AECOM 5.13%, 3/15/2027	5,208	5,817

Aeropuerto Internacional de Tocumen SA (Panama)

5.13%, 8/11/2061 (a)	3,830	4,060

Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (f)	3,304	2,522

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Construction & Engineering — continued

Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,330	1,367

Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,025	1,046

International Airport Finance SA (Ecuador)

12.00%, 3/15/2033 (f)	8,580	9,223

MasTec, Inc. 4.50%, 8/15/2028 (a)	5,915	6,226

Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (f)	7,300	7,629

		37,890

Construction Materials — 0.1%

Cemex SAB de CV (Mexico)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (a) (d) (e) (g)	4,707	4,914

3.88%, 7/11/2031 (a)	7,155	7,361

		12,275

Consumer Finance — 1.1%

AerCap Ireland Capital DAC (Ireland) 4.50%, 9/15/2023	2,900	3,094

Ally Financial, Inc. 5.75%, 11/20/2025	6,835	7,830

8.00%, 11/1/2031	418	613

Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022 (a)	5,500	5,597

Ford Motor Credit Co. LLC 3.09%, 1/9/2023	5,350	5,450

4.14%, 2/15/2023	1,000	1,034

3.37%, 11/17/2023	4,669	4,818

3.66%, 9/8/2024	9,159	9,548

4.06%, 11/1/2024	20,997	22,194

4.69%, 6/9/2025	8,930	9,684

5.13%, 6/16/2025	2,000	2,195

4.13%, 8/4/2025	3,708	3,958

3.38%, 11/13/2025	5,271	5,455

4.39%, 1/8/2026	1,500	1,609

4.54%, 8/1/2026	3,245	3,525

2.70%, 8/10/2026	1,583	1,598

4.27%, 1/9/2027	22,907	24,511

4.13%, 8/17/2027	11,611	12,424

5.11%, 5/3/2029	1,000	1,130

4.00%, 11/13/2030	2,133	2,250

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

Navient Corp. 6.13%, 3/25/2024	2,180	2,363

OneMain Finance Corp. 6.13%, 5/15/2022	245	253

5.63%, 3/15/2023	272	287

6.88%, 3/15/2025	935	1,059

7.13%, 3/15/2026	3,197	3,736

6.63%, 1/15/2028	5,250	6,060

Park Aerospace Holdings Ltd. (Ireland) 4.50%, 3/15/2023 (a)	2,146	2,252

		144,527

Containers & Packaging — 0.8%

Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	4,740	4,928

5.25%, 8/15/2027 (a)	11,287	11,683

Berry Global, Inc. 4.50%, 2/15/2026 (a)	1,051	1,072

4.88%, 7/15/2026 (a)	7,076	7,462

5.63%, 7/15/2027 (a)	940	989

Crown Americas LLC 4.75%, 2/1/2026	860	892

Greif, Inc. 6.50%, 3/1/2027 (a)	3,435	3,607

Klabin Austria GmbH (Brazil) 7.00%, 4/3/2049 (f)	5,630	7,109

LABL, Inc. 6.75%, 7/15/2026 (a)	12,057	12,660

10.50%, 7/15/2027 (a)	935	1,018

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	11,100	11,184

7.25%, 4/15/2025 (a)	6,329	6,257

OI European Group BV 4.00%, 3/15/2023 (a)	14	14

Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	155	167

Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	14,215	14,209

Sealed Air Corp. 5.13%, 12/1/2024 (a)	1,995	2,165

5.50%, 9/15/2025 (a)	250	280

Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	1,185

Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (h)	12,342	13,005

8.50%, 8/15/2027 (a) (h)	1,545	1,659

		101,545

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	187

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Distributors — 0.1%

Wolverine Escrow LLC 8.50%, 11/15/2024 (a)	2,536	2,409

9.00%, 11/15/2026 (a)	5,834	5,601

		8,010

Diversified Consumer Services — 0.1%

Service Corp. International 7.50%, 4/1/2027	535	653

4.63%, 12/15/2027	2,815	2,976

5.13%, 6/1/2029	5,309	5,788

3.38%, 8/15/2030	1,426	1,436

4.00%, 5/15/2031	1,300	1,347

		12,200

Diversified Telecommunication Services — 2.6%

Altice France Holding SA (Luxembourg)

10.50%, 5/15/2027 (a)	10,133	11,134

6.00%, 2/15/2028 (a)	995	986

Altice France SA (France) 7.38%, 5/1/2026 (a)	7,594	7,882

8.13%, 2/1/2027 (a)	8,762	9,517

5.50%, 1/15/2028 (a)	3,500	3,601

5.13%, 1/15/2029 (a)	416	419

5.13%, 7/15/2029 (a)	5,313	5,372

CCO Holdings LLC 5.75%, 2/15/2026 (a)	7,385	7,597

5.50%, 5/1/2026 (a)	4,734	4,877

5.13%, 5/1/2027 (a)	35,271	36,851

5.00%, 2/1/2028 (a)	42,307	44,321

5.38%, 6/1/2029 (a)	7,079	7,734

4.75%, 3/1/2030 (a)	7,082	7,493

4.50%, 8/15/2030 (a)	4,494	4,696

4.25%, 2/1/2031 (a)	4,673	4,796

4.50%, 6/1/2033 (a)	7,604	7,880

4.25%, 1/15/2034 (a)	5,270	5,317

Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	3,730	3,800

8.00%, 10/15/2025 (a)	2,325	2,432

DKT Finance ApS (Denmark) 9.38%, 6/17/2023 (a)	1,150	1,173

Embarq Corp. 8.00%, 6/1/2036	1,643	1,729

Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	9,583	10,243

5.00%, 5/1/2028 (a)	2,217	2,317

5.88%, 11/1/2029	60	62

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

Intelsat Jackson Holdings SA (Luxembourg) 5.50%, 8/1/2023 (i)	8,602	4,473

8.00%, 2/15/2024 (a) (h) (i)	5,129	5,322

8.50%, 10/15/2024 (a) (i)	5,163	2,788

9.75%, 7/15/2025 (a) (i)	1,765	935

Level 3 Financing, Inc. 5.38%, 5/1/2025	4,436	4,538

5.25%, 3/15/2026	4,666	4,811

4.63%, 9/15/2027 (a)	9,916	10,225

4.25%, 7/1/2028 (a)	2,135	2,161

3.63%, 1/15/2029 (a)	5,000	4,850

Liquid Telecommunications Financing plc (South Africa) 5.50%, 9/4/2026 (a)	2,500	2,581

Lumen Technologies, Inc.

Series W, 6.75%, 12/1/2023	2,388	2,627

Series Y, 7.50%, 4/1/2024	10,252	11,405

5.63%, 4/1/2025	3,371	3,648

5.13%, 12/15/2026 (a)	6,468	6,688

4.00%, 2/15/2027 (a)	5,090	5,224

Series G, 6.88%, 1/15/2028	17	19

4.50%, 1/15/2029 (a)	2,575	2,517

5.38%, 6/15/2029 (a)	3,968	4,074

SES GLOBAL Americas Holdings GP (Luxembourg) 5.30%, 3/25/2044 (a)	110	129

Sprint Capital Corp. 6.88%, 11/15/2028	148	193

8.75%, 3/15/2032	18,410	28,193

Switch Ltd. 3.75%, 9/15/2028 (a)	1,547	1,574

4.13%, 6/15/2029 (a)	5,488	5,659

Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	6,765	7,949

6.00%, 9/30/2034	2,211	2,514

7.72%, 6/4/2038	3,920	5,086

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	500	543

Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	6,015	6,444

Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	7,974	7,884

		337,283

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — 0.6%

Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/2030 (a)	500	590

Comision Federal de Electricidad (Mexico) 4.68%, 2/9/2051 (a)	2,366	2,324

Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (f)	6,800	7,181

8.45%, 8/10/2028 (f)	4,400	5,003

FEL Energy VI SARL (Mexico) 5.75%, 12/1/2040 (a)	9,677	10,284

Fenix Power Peru SA (Peru) 4.32%, 9/20/2027 (f)	3,499	3,543

Instituto Costarricense de Electricidad (Costa Rica) 6.95%, 11/10/2021 (f)	4,700	4,717

6.38%, 5/15/2043 (f)	690	607

NextEra Energy Operating Partners LP 4.25%, 7/15/2024 (a)	213	225

4.25%, 9/15/2024 (a)	4	4

4.50%, 9/15/2027 (a)	201	217

NRG Energy, Inc. 6.63%, 1/15/2027	2,928	3,037

5.75%, 1/15/2028	6,117	6,537

3.38%, 2/15/2029 (a)	4,210	4,231

5.25%, 6/15/2029 (a)	1,094	1,188

3.63%, 2/15/2031 (a)	900	916

3.88%, 2/15/2032 (a)	2,624	2,661

PG&E Corp. 5.00%, 7/1/2028	4,100	4,069

Trinidad Generation UnLtd (Trinidad and Tobago) 5.25%, 11/4/2027 (f)	2,000	2,054

Vistra Operations Co. LLC 5.50%, 9/1/2026 (a)	501	515

5.63%, 2/15/2027 (a)	6,661	6,936

5.00%, 7/31/2027 (a)	9,636	9,998

4.38%, 5/1/2029 (a)	1,901	1,930

		78,767

Electrical Equipment — 0.1%

Sensata Technologies BV

4.88%, 10/15/2023 (a)	255	273

5.63%, 11/1/2024 (a)	200	223

5.00%, 10/1/2025 (a)	1,007	1,126

4.00%, 4/15/2029 (a)	10,272	10,631

		12,253

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.2%

CDW LLC 5.50%, 12/1/2024	1,190	1,316

4.13%, 5/1/2025	255	265

4.25%, 4/1/2028	10,708	11,217

3.25%, 2/15/2029	1,000	1,026

Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	5,284	5,667

3.75%, 2/15/2031 (a)	3,990	4,010

		23,501

Energy Equipment & Services — 0.2%

Archrock Partners LP 6.88%, 4/1/2027 (a)	1,701	1,767

Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	5,186	5,312

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	3,575	3,325

Nabors Industries, Inc. 5.75%, 2/1/2025	414	349

Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	3,376	3,452

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	3,995	3,955

Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	259	251

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	265	261

Transocean, Inc. 11.50%, 1/30/2027 (a)	966	973

		19,645

Entertainment — 0.5%

AMC Entertainment Holdings, Inc. 10.50%, 4/24/2026 (a)	915	979

12.00% (PIK), 6/15/2026 (a) (b)	2,694	2,358

Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	7,050	7,147

5.63%, 3/15/2026 (a)	1,398	1,457

6.50%, 5/15/2027 (a)	11,481	12,658

4.75%, 10/15/2027 (a)	7,875	8,001

3.75%, 1/15/2028 (a)	315	315

Netflix, Inc. 5.88%, 2/15/2025	50	57

4.88%, 4/15/2028	6,345	7,416

5.88%, 11/15/2028	9,585	11,885

5.38%, 11/15/2029 (a)	952	1,171

4.88%, 6/15/2030 (a)	2,855	3,417

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	189

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Entertainment — continued

WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	8,440	8,894

3.00%, 2/15/2031 (a)	1,780	1,753

		67,508

Equity Real Estate Investment Trusts (REITs) — 0.6%

Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	6,720	6,997

5.25%, 3/15/2028 (a)	763	803

5.00%, 7/15/2028 (a)	417	436

4.88%, 9/15/2029 (a)	1,325	1,398

MGM Growth Properties Operating

Partnership LP 5.63%, 5/1/2024	4,022	4,384

4.63%, 6/15/2025 (a)	3,553	3,819

4.50%, 9/1/2026	1,000	1,089

5.75%, 2/1/2027	3,610	4,156

3.88%, 2/15/2029 (a)	1,950	2,067

MPT Operating Partnership LP 4.63%, 8/1/2029	1,472	1,574

RHP Hotel Properties LP 4.75%, 10/15/2027	12,666	13,195

4.50%, 2/15/2029 (a)	600	608

SBA Communications Corp. 4.88%, 9/1/2024	1,225	1,243

3.88%, 2/15/2027	4,386	4,559

3.13%, 2/1/2029 (a)	3,932	3,863

Uniti Group LP 7.13%, 12/15/2024 (a)	65	67

VICI Properties LP 3.50%, 2/15/2025 (a)	1,480	1,517

4.25%, 12/1/2026 (a)	5,978	6,279

3.75%, 2/15/2027 (a)	11,696	12,164

4.63%, 12/1/2029 (a)	1,532	1,666

4.13%, 8/15/2030 (a)	2,240	2,391

		74,275

Food & Staples Retailing — 0.5%

Albertsons Cos., Inc. 5.75%, 3/15/2025	2,858	2,919

3.25%, 3/15/2026 (a)	6,587	6,760

7.50%, 3/15/2026 (a)	2,682	2,919

4.63%, 1/15/2027 (a)	10,668	11,296

5.88%, 2/15/2028 (a)	1,317	1,412

3.50%, 3/15/2029 (a)	6,944	7,013

4.88%, 2/15/2030 (a)	1,867	2,037

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — continued

Cencosud SA (Chile) 6.63%, 2/12/2045 (f)	2,600	3,330

New Albertsons LP 6.63%, 6/1/2028	8	9

7.45%, 8/1/2029	113	131

8.00%, 5/1/2031	870	1,060

Performance Food Group, Inc. 6.88%, 5/1/2025 (a)	2,043	2,171

5.50%, 10/15/2027 (a)	6,382	6,645

4.25%, 8/1/2029 (a)	1,250	1,254

Rite Aid Corp. 7.50%, 7/1/2025 (a)	8,573	8,817

8.00%, 11/15/2026 (a)	8,757	9,030

Tesco plc (United Kingdom) 6.15%, 11/15/2037 (a)	870	1,163

		67,966

Food Products — 0.4%

B&G Foods, Inc. 5.25%, 4/1/2025	2,741	2,813

5.25%, 9/15/2027	1,420	1,475

Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	1,640	1,713

JBS USA LUX SA 6.75%, 2/15/2028 (a)	1,253	1,373

6.50%, 4/15/2029 (a)	757	857

Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a)	2,568	2,635

4.88%, 11/1/2026 (a)	7,854	8,079

4.88%, 5/15/2028 (a)	585	651

MARB BondCo plc (Brazil) 3.95%, 1/29/2031 (a)	6,242	6,077

Pilgrim’s Pride Corp. 5.88%, 9/30/2027 (a)	397	424

Post Holdings, Inc. 5.75%, 3/1/2027 (a)	6,877	7,197

5.63%, 1/15/2028 (a)	5,629	5,925

5.50%, 12/15/2029 (a)	7,780	8,333

4.63%, 4/15/2030 (a)	3,130	3,196

4.50%, 9/15/2031 (a)	2,000	2,018

Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	3,000	3,008

TreeHouse Foods, Inc. 4.00%, 9/1/2028	1,450	1,394

		57,168

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Gas Utilities — 0.1%

AmeriGas Partners LP 5.63%, 5/20/2024	189	207

5.50%, 5/20/2025	3,952	4,341

5.88%, 8/20/2026	2,038	2,293

5.75%, 5/20/2027	1,637	1,842

		8,683

Health Care Equipment & Supplies — 0.2%

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	8,377	8,858

Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	3,908	4,094

Hologic, Inc. 4.63%, 2/1/2028 (a)	1,721	1,831

3.25%, 2/15/2029 (a)	10,488	10,746

Teleflex, Inc. 4.25%, 6/1/2028 (a)	1,000	1,041

		26,570

Health Care Providers & Services — 1.8%

Acadia Healthcare Co., Inc. 5.00%, 4/15/2029 (a)	165	172

Centene Corp. 4.25%, 12/15/2027	9,786	10,336

4.63%, 12/15/2029	12,270	13,460

3.38%, 2/15/2030	1,140	1,191

Community Health Systems, Inc. 8.00%, 3/15/2026 (a)	4,646	4,972

5.63%, 3/15/2027 (a)	4,326	4,564

6.00%, 1/15/2029 (a)	1,194	1,273

6.13%, 4/1/2030 (a)	1,450	1,462

4.75%, 2/15/2031 (a)	2,165	2,209

DaVita, Inc. 4.63%, 6/1/2030 (a)	8,923	9,326

3.75%, 2/15/2031 (a)	7,648	7,558

Encompass Health Corp. 5.75%, 9/15/2025	1,960	2,004

4.50%, 2/1/2028	11,708	12,264

4.75%, 2/1/2030	1,912	2,039

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	1,122	948

HCA, Inc. 5.38%, 2/1/2025	8,413	9,475

5.88%, 2/15/2026	23,266	26,984

5.25%, 6/15/2026	145	168

5.38%, 9/1/2026	10,441	12,044

5.63%, 9/1/2028	15,341	18,294

5.88%, 2/1/2029	19,680	23,862

3.50%, 9/1/2030	3,765	4,040

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	5,070	5,184

Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	1,018	972

Tenet Healthcare Corp. 4.63%, 7/15/2024	3,090	3,132

4.63%, 9/1/2024 (a)	686	702

4.88%, 1/1/2026 (a)	14,143	14,671

6.25%, 2/1/2027 (a)	14,783	15,411

5.13%, 11/1/2027 (a)	17,889	18,828

4.63%, 6/15/2028 (a)	5,843	6,048

4.25%, 6/1/2029 (a)	3,027	3,093

		236,686

Health Care Technology — 0.1%

IQVIA, Inc. 5.00%, 10/15/2026 (a)	9,503	9,788

5.00%, 5/15/2027 (a)	6,947	7,259

		17,047

Hotels, Restaurants & Leisure — 1.3%

1011778 BC ULC (Canada) 5.75%, 4/15/2025 (a)	1,971	2,077

3.88%, 1/15/2028 (a)	6,554	6,636

4.00%, 10/15/2030 (a)	4,385	4,361

Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,110	3,211

Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	2,490	2,616

5.25%, 10/15/2025 (a)	2,240	2,272

Carnival Corp. 9.88%, 8/1/2027 (a)	4,440	5,117

4.00%, 8/1/2028 (a)	3,266	3,283

Cedar Fair LP 5.50%, 5/1/2025 (a)	6,110	6,369

5.38%, 4/15/2027	1,194	1,224

5.25%, 7/15/2029	3,475	3,560

Cirsa Finance International SARL (Spain) 7.88%, 12/20/2023 (a)	1,820	1,849

Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	726	702

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	851	888

Hilton Domestic Operating Co., Inc. 5.38%, 5/1/2025 (a)	3,907	4,099

5.75%, 5/1/2028 (a)	3,500	3,781

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	191

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — continued

3.75%, 5/1/2029 (a)	4,090	4,172

4.88%, 1/15/2030	1,404	1,509

4.00%, 5/1/2031 (a)	640	660

Hilton Grand Vacations Borrower Escrow LLC 5.00%, 6/1/2029 (a)	925	937

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	459	476

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	6,835	7,091

International Game Technology plc 6.50%, 2/15/2025 (a)	1,825	2,035

4.13%, 4/15/2026 (a)	200	208

6.25%, 1/15/2027 (a)	3,445	3,927

KFC Holding Co. 4.75%, 6/1/2027 (a)	1,440	1,509

Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	1,187	1,227

4.75%, 1/15/2028	18	18

4.50%, 6/15/2029 (a)	3,331	3,365

Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	3,050	3,149

MGM Resorts International 6.00%, 3/15/2023	745	789

5.75%, 6/15/2025	3,508	3,841

4.63%, 9/1/2026	1,954	2,062

5.50%, 4/15/2027	1,675	1,823

Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	500	503

Royal Caribbean Cruises Ltd. 10.88%, 6/1/2023 (a)	1,180	1,328

11.50%, 6/1/2025 (a)	3,143	3,618

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	4,321	4,444

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	10,207	10,318

5.50%, 4/15/2027 (a)	4,723	4,888

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	3,746	4,004

Station Casinos LLC 5.00%, 10/1/2025 (a)	1,658	1,677

4.50%, 2/15/2028 (a)	760	771

Travel + Leisure Co. 6.00%, 4/1/2027 (h)	585	647

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	8,106	8,637

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	5,189	5,500

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

5.25%, 5/15/2027 (a)	670	704

Wynn Resorts Finance LLC 7.75%, 4/15/2025 (a)	1,220	1,296

5.13%, 10/1/2029 (a)	15,995	16,634

Yum! Brands, Inc. 7.75%, 4/1/2025 (a)	560	603

4.75%, 1/15/2030 (a)	4,363	4,816

3.63%, 3/15/2031	1,968	2,022

4.63%, 1/31/2032	2,654	2,885

		166,138

Household Durables — 0.3%

CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,769	2,947

Lennar Corp. 5.88%, 11/15/2024	117	132

4.75%, 5/30/2025	874	977

5.25%, 6/1/2026	4,166	4,812

5.00%, 6/15/2027	1,100	1,280

Newell Brands, Inc. 4.70%, 4/1/2026 (h)	10,112	11,300

5.87%, 4/1/2036 (h)	2,780	3,482

Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	7,335	7,518

Toll Brothers Finance Corp. 3.80%, 11/1/2029	595	648

		33,096

Household Products — 0.4%

Central Garden & Pet Co. 5.13%, 2/1/2028	8,220	8,720

4.13%, 10/15/2030	3,550	3,643

Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	8,858	9,102

4.38%, 3/31/2029 (a)	10,114	10,143

Spectrum Brands, Inc. 5.75%, 7/15/2025	1,474	1,507

5.00%, 10/1/2029 (a)	7,521	7,898

5.50%, 7/15/2030 (a)	3,219	3,456

3.88%, 3/15/2031 (a)	1,935	1,910

		46,379

Independent Power and Renewable Electricity Producers — 0.2%

Calpine Corp. 5.25%, 6/1/2026 (a)	10,187	10,506

4.50%, 2/15/2028 (a)	815	839

4.63%, 2/1/2029 (a)	1,000	1,003

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Independent Power and Renewable Electricity Producers — continued

5.00%, 2/1/2031 (a)	1,000	1,018

Clearway Energy Operating LLC 5.00%, 9/15/2026	316	324

Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (f)	6,105	6,409

		20,099

Insurance — 0.0% (c)

Massachusetts Mutual Life Insurance Co.

(ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (a) (e)	600	757

Internet & Direct Marketing Retail—0.1%

Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	551	581

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	7,873	8,542

		9,123

IT Services — 0.3%

Exela Intermediate LLC 10.00%, 7/15/2023 (a)	998	749

Gartner, Inc. 4.50%, 7/1/2028 (a)	11,528	12,206

3.75%, 10/1/2030 (a)	5,330	5,577

Square, Inc. 2.75%, 6/1/2026 (a)	4,470	4,599

3.50%, 6/1/2031 (a)	4,549	4,730

StoneCo Ltd. (Brazil) 3.95%, 6/16/2028 (a)	6,370	6,139

		34,000

Leisure Products — 0.1%

Mattel, Inc. 3.15%, 3/15/2023	765	780

3.38%, 4/1/2026 (a)	3,678	3,822

5.88%, 12/15/2027 (a)	3,386	3,695

3.75%, 4/1/2029 (a)	1,214	1,274

Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	4,826	4,880

		14,451

Machinery — 0.1%

Colfax Corp. 6.38%, 2/15/2026 (a)	1,143	1,202

Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	6,320	6,575

RBS Global, Inc. 4.88%, 12/15/2025 (a)	2,525	2,576

SPX FLOW, Inc. 5.88%, 8/15/2026 (a)	2,457	2,529

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — continued

TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	2,085	2,203

TriMas Corp. 4.13%, 4/15/2029 (a)	360	367

Wabash National Corp. 5.50%, 10/1/2025 (a)	660	668

Welbilt, Inc. 9.50%, 2/15/2024	295	305

		16,425

Marine — 0.1%

MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	4,118	4,485

6.75%, 6/1/2034 (f)	2,801	3,050

		7,535

Media — 2.7%

Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	4,775	4,903

AMC Networks, Inc. 5.00%, 4/1/2024	1,086	1,100

4.75%, 8/1/2025	1,785	1,829

Audacy Capital Corp. 6.50%, 5/1/2027 (a)	2,233	2,244

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	4,238	4,418

7.50%, 6/1/2029 (a)	7,069	7,317

Clear Channel Worldwide Holdings, Inc.

5.13%, 8/15/2027 (a)	19,103	19,664

CSC Holdings LLC 6.75%, 11/15/2021	115	116

5.25%, 6/1/2024	1,168	1,260

5.50%, 4/15/2027 (a)	2,075	2,171

5.38%, 2/1/2028 (a)	5,167	5,438

6.50%, 2/1/2029 (a)	20,145	22,236

4.50%, 11/15/2031 (a)	5,619	5,655

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	4,545	3,016

DIRECTV Holdings LLC 5.88%, 8/15/2027 (a)	5,796	6,057

DISH DBS Corp. 5.88%, 7/15/2022	1,830	1,893

5.00%, 3/15/2023	4,714	4,920

5.88%, 11/15/2024	50,425	54,207

7.75%, 7/1/2026	6,030	6,907

GCI LLC 4.75%, 10/15/2028 (a)	4,061	4,259

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	193

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

Gray Television, Inc. 5.88%, 7/15/2026 (a)	1,237	1,276

7.00%, 5/15/2027 (a)	3,427	3,675

iHeartCommunications, Inc. 6.38%, 5/1/2026	6,843	7,228

8.38%, 5/1/2027	3,554	3,776

5.25%, 8/15/2027 (a)	11,916	12,485

Lamar Media Corp. 3.75%, 2/15/2028	710	729

4.88%, 1/15/2029	3,591	3,821

4.00%, 2/15/2030	2,500	2,581

Liberty Interactive LLC 8.25%, 2/1/2030	275	309

Meredith Corp. 6.50%, 7/1/2025 (a)	1,000	1,078

6.88%, 2/1/2026	6,140	6,362

Midas OpCo Holdings LLC 5.63%, 8/15/2029 (a)	4,125	4,223

Midcontinent Communications 5.38%, 8/15/2027 (a)	626	652

News Corp. 3.88%, 5/15/2029 (a)	5,172	5,318

Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	13,008	13,811

4.75%, 11/1/2028 (a)	11,776	12,244

Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	4,228	4,359

Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	220	233

Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,060	3,076

Sinclair Television Group, Inc. 5.88%, 3/15/2026 (a)	184	188

5.13%, 2/15/2027 (a)	3,860	3,749

4.13%, 12/1/2030 (a)	4,800	4,692

Sirius XM Radio, Inc. 5.38%, 7/15/2026 (a)	6,764	6,946

3.13%, 9/1/2026 (a)	1,644	1,675

5.00%, 8/1/2027 (a)	24,300	25,485

4.00%, 7/15/2028 (a)	3,841	3,922

5.50%, 7/1/2029 (a)	8,974	9,827

4.13%, 7/1/2030 (a)	731	748

Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	1,703	1,726

TEGNA, Inc. 4.63%, 3/15/2028	1,360	1,411

5.00%, 9/15/2029	2,757	2,919

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	2,400	2,524

Univision Communications, Inc. 6.63%, 6/1/2027 (a)	1,220	1,321

4.50%, 5/1/2029 (a)	2,524	2,560

UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	3,685	3,763

UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	2,900	3,061

ViacomCBS, Inc.

(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (e)	530	537

(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (e)	1,712	1,952

Videotron Ltd. (Canada) 5.38%, 6/15/2024 (a)	190	209

5.13%, 4/15/2027 (a)	9,212	9,593

3.63%, 6/15/2029 (a)	3,146	3,240

Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027 (a)	1,050	1,099

Ziggo BV (Netherlands) 5.50%, 1/15/2027 (a)	2,063	2,132

4.88%, 1/15/2030 (a)	2,750	2,833

		344,958

Metals & Mining — 0.7%

Alcoa Nederland Holding BV 7.00%, 9/30/2026 (a)	5,405	5,647

5.50%, 12/15/2027 (a)	2,230	2,400

6.13%, 5/15/2028 (a)	2,625	2,855

Allegheny Technologies, Inc. 5.88%, 12/1/2027	2,180	2,286

ArcelorMittal SA (Luxembourg) 7.00%, 10/15/2039 (h)	200	288

Arconic Corp. 6.00%, 5/15/2025 (a)	3,725	3,943

6.13%, 2/15/2028 (a)	7,004	7,487

Big River Steel LLC 6.63%, 1/31/2029 (a)	2,826	3,073

Cleveland-Cliffs, Inc. 6.75%, 3/15/2026 (a)	3,498	3,751

4.63%, 3/1/2029 (a)	2,147	2,260

4.88%, 3/1/2031 (a)	1,000	1,075

Commercial Metals Co. 4.88%, 5/15/2023	40	42

5.38%, 7/15/2027	359	380

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Metals & Mining — continued

Constellium SE 5.88%, 2/15/2026 (f)	2,150	2,206

5.88%, 2/15/2026 (a)	835	857

5.63%, 6/15/2028 (a)	700	740

3.75%, 4/15/2029 (a)	1,000	995

CSN Inova Ventures (Brazil) 6.75%, 1/28/2028(f)	3,300	3,621

FMG Resources August 2006 Pty. Ltd. (Australia) 5.13%, 5/15/2024 (a)	174	187

4.50%, 9/15/2027 (a)	1,830	1,986

4.38%, 4/1/2031 (a)	4,170	4,494

Freeport-McMoRan, Inc. 4.55%, 11/14/2024	1,000	1,083

5.00%, 9/1/2027	1,500	1,579

4.13%, 3/1/2028	2,488	2,606

4.38%, 8/1/2028	2,840	3,011

4.25%, 3/1/2030	1,930	2,084

5.40%, 11/14/2034	98	123

5.45%, 3/15/2043	2,072	2,649

Glencore Finance Canada Ltd. (Switzerland) 6.00%, 11/15/2041 (a)	685	917

Indonesia Asahan Aluminium Persero PT (Indonesia)

6.76%, 11/15/2048(f)	7,500	9,845

Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	4,015	4,166

Nexa Resources SA (Brazil) 5.38%, 5/4/2027 (f)	2,900	3,052

Novelis Corp. 3.25%, 11/15/2026 (a)	2,661	2,728

4.75%, 1/30/2030 (a)	3,120	3,323

3.88%, 8/15/2031 (a)	1,330	1,342

		89,081

Mortgage Real Estate Investment Trusts (REITs) — 0.4%

Arbor Realty Trust, Inc. REIT, 5.00%, 4/30/2026	15,000	15,226

Series QIB, REIT, 4.50%, 9/1/2026 (a)	14,500	14,500

Series QIB, REIT, 4.50%, 3/15/2027 (a)	20,000	19,980

		49,706

Multiline Retail — 0.1%

NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	6,175	6,538

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — 0.1%

Empresas Publicas de Medellin ESP (Colombia)

4.25%, 7/18/2029 (f)	1,000	994

Sempra Energy

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (d) (e) (g)	9,803	10,645

		11,639

Oil, Gas & Consumable Fuels — 3.8%

AI Candelaria Spain SLU (Colombia) 7.50%, 12/15/2028 (f)	2,304	2,552

5.75%, 6/15/2033 (a)	5,974	6,061

Antero Midstream Partners LP 7.88%, 5/15/2026 (a)	650	716

5.75%, 3/1/2027 (a)	4,374	4,505

5.75%, 1/15/2028 (a)	1,369	1,425

5.38%, 6/15/2029 (a)	5,640	5,774

Antero Resources Corp. 5.00%, 3/1/2025	1,000	1,020

8.38%, 7/15/2026 (a)	1,676	1,898

7.63%, 2/1/2029 (a)	1,543	1,697

Apache Corp. 4.63%, 11/15/2025	2,304	2,494

4.88%, 11/15/2027	1,340	1,464

4.38%, 10/15/2028	900	971

Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	3,495	3,561

Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	3,100	3,352

BP Capital Markets plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (e) (g)	17,690	18,840

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (e) (g)	7,880	8,686

Buckeye Partners LP 4.15%, 7/1/2023	2,211	2,283

4.13%, 3/1/2025 (a)	1,931	1,996

3.95%, 12/1/2026	5,740	5,921

4.13%, 12/1/2027	4,490	4,613

4.50%, 3/1/2028 (a)	1,972	2,044

5.60%, 10/15/2044	900	887

California Resources Corp. 7.13%, 2/1/2026 (a)	5,409	5,674

Callon Petroleum Co. 6.13%, 10/1/2024	294	284

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	195

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued

6.38%, 7/1/2026	159	148

Cheniere Energy Partners LP 5.63%, 10/1/2026	5,547	5,740

4.50%, 10/1/2029	5,105	5,501

4.00%, 3/1/2031 (a)	1,871	1,969

Cheniere Energy, Inc. 4.63%, 10/15/2028	9,310	9,822

Comstock Resources, Inc. 7.50%, 5/15/2025 (a)	3,842	3,977

6.75%, 3/1/2029 (a)	3,276	3,438

5.88%, 1/15/2030 (a)	2,345	2,351

Continental Resources, Inc. 4.50%, 4/15/2023	1,000	1,043

5.75%, 1/15/2031 (a)	3,153	3,842

Crestwood Midstream Partners LP 5.75%, 4/1/2025	229	234

5.63%, 5/1/2027 (a)	4,235	4,277

DCP Midstream LP

Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022 (d) (e) (g)	235	227

DCP Midstream Operating LP 3.88%, 3/15/2023	350	360

5.38%, 7/15/2025	4,290	4,723

5.63%, 7/15/2027	2,000	2,273

6.75%, 9/15/2037 (a)	124	154

5.60%, 4/1/2044	25	29

Devon Energy Corp. 8.25%, 8/1/2023 (a)	2,741	3,092

5.88%, 6/15/2028 (a)	648	713

4.50%, 1/15/2030 (a)	618	675

DT Midstream, Inc. 4.13%, 6/15/2029 (a)	4,544	4,657

4.38%, 6/15/2031 (a)	2,145	2,215

Ecopetrol SA (Colombia) 5.88%, 5/28/2045	5,145	5,501

Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	7,431	7,458

Energean Israel Finance Ltd. (Israel) 4.50%, 3/30/2024 (f)	3,732	3,799

4.88%, 3/30/2026 (f)	2,711	2,777

Energy Transfer LP

Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (d) (e) (g)	223	215

Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (d) (e) (g)	4,442	4,568

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

5.35%, 5/15/2045	740	878

5.30%, 4/15/2047	430	509

EnLink Midstream Partners LP

Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (d) (e) (g)	460	345

4.40%, 4/1/2024	374	389

4.15%, 6/1/2025	4,292	4,420

4.85%, 7/15/2026	1,215	1,258

EQM Midstream Partners LP 4.75%, 7/15/2023	689	721

6.00%, 7/1/2025 (a)	6,329	6,836

6.50%, 7/1/2027 (a)	235	262

5.50%, 7/15/2028	1,115	1,217

4.50%, 1/15/2029 (a)	2,094	2,125

4.75%, 1/15/2031 (a)	6,133	6,240

EQT Corp. 3.13%, 5/15/2026 (a)	1,594	1,638

3.90%, 10/1/2027	3,500	3,778

5.00%, 1/15/2029	1,000	1,137

3.63%, 5/15/2031 (a)	1,305	1,380

ESC Co. 6.63%, 5/1/2023‡(i)	3,075	123

6.00%, 10/15/2024 ‡ (i)	6,189	248

6.38%, 1/15/2026 ‡ (i)	27	1

Genesis Energy LP 6.50%, 10/1/2025	515	505

6.25%, 5/15/2026	1,675	1,612

8.00%, 1/15/2027	2,853	2,833

7.75%, 2/1/2028	2,665	2,611

Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (f)	1,013	1,036

Gulfport Energy Operating Corp. 8.00%, 5/17/2026 (a)	2,745	2,919

Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	7,585	7,876

5.13%, 6/15/2028 (a)	1,430	1,498

Hilcorp Energy I LP 6.25%, 11/1/2028 (a)	292	302

Holly Energy Partners LP 5.00%, 2/1/2028 (a)	75	77

Leviathan Bond Ltd. (Israel)

6.13%, 6/30/2025 (f)	2,490	2,706

6.50%, 6/30/2027 (f)	5,000	5,507

6.75%, 6/30/2030 (f)	1,553	1,736

Matador Resources Co. 5.88%, 9/15/2026	455	458

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued

Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (f)	3,800	3,864

Medco Platinum Road Pte. Ltd. (Indonesia) 6.75%, 1/30/2025 (f)	2,900	3,026

MEG Energy Corp. (Canada) 6.50%, 1/15/2025 (a)	4,751	4,906

7.13%, 2/1/2027 (a)	2,262	2,380

MPLX LP 4.50%, 4/15/2038	750	858

Murphy Oil Corp. 5.75%, 8/15/2025	2,680	2,740

NAK Naftogaz Ukraine via Kondor

Finance plc (Ukraine) 7.63%, 11/8/2026 (f)	4,700	4,820

NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	3,757	3,813

NuStar Logistics LP 5.75%, 10/1/2025	1,832	1,969

6.00%, 6/1/2026	2,153	2,330

5.63%, 4/28/2027	3,692	3,927

6.38%, 10/1/2030	1,674	1,851

Occidental Petroleum Corp. 3.50%, 6/15/2025	2,915	3,053

8.00%, 7/15/2025	2,604	3,138

5.88%, 9/1/2025	3,825	4,303

5.50%, 12/1/2025	1,000	1,115

5.55%, 3/15/2026	2,919	3,255

3.40%, 4/15/2026	12,400	12,742

3.20%, 8/15/2026	960	990

3.00%, 2/15/2027	1,348	1,351

8.50%, 7/15/2027	2,762	3,484

6.38%, 9/1/2028	2,225	2,639

8.88%, 7/15/2030	3,112	4,271

6.63%, 9/1/2030	1,225	1,528

6.13%, 1/1/2031	2,412	2,917

4.50%, 7/15/2044	900	918

Oil and Gas Holding Co. BSCC (The) (Bahrain) 7.63%, 11/7/2024 (f)	1,400	1,551

8.38%, 11/7/2028 (f)	3,200	3,696

PBF Holding Co. LLC 6.00%, 2/15/2028	3,460	2,266

Peru LNG Srl (Peru) 5.38%, 3/22/2030 (f)	14,000	11,104

Petrobras Global Finance BV (Brazil) 5.50%, 6/10/2051	4,351	4,346

6.85%, 6/5/2115	1,000	1,108

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,460	5,672

Petroleos Mexicanos (Mexico) 6.88%, 8/4/2026	7,100	7,737

5.35%, 2/12/2028	7,800	7,742

6.38%, 1/23/2045	5,548	4,743

7.69%, 1/23/2050	5,000	4,774

6.95%, 1/28/2060	22,590	19,758

Plains All American Pipeline LP

Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (d) (e) (g)	475	424

Range Resources Corp. 5.00%, 3/15/2023	5,295	5,430

9.25%, 2/1/2026	50	55

8.25%, 1/15/2029 (a)	3,158	3,506

SM Energy Co. 6.75%, 9/15/2026	179	180

6.63%, 1/15/2027	2,778	2,792

Southwestern Energy Co. 6.45%, 1/23/2025 (h)	2,265	2,469

7.50%, 4/1/2026	4,390	4,653

7.75%, 10/1/2027	160	173

5.38%, 3/15/2030	5,936	6,175

Sunoco LP 6.00%, 4/15/2027	1,250	1,306

4.50%, 5/15/2029	1,659	1,680

Tallgrass Energy Partners LP 5.50%, 9/15/2024 (a)	4,688	4,763

7.50%, 10/1/2025 (a)	4,955	5,338

6.00%, 3/1/2027 (a)	2,600	2,691

5.50%, 1/15/2028 (a)	1,454	1,469

Targa Resources Partners LP 5.88%, 4/15/2026	11,960	12,514

5.38%, 2/1/2027	3,765	3,901

6.50%, 7/15/2027	4,231	4,581

5.00%, 1/15/2028	4,425	4,647

6.88%, 1/15/2029	2,240	2,518

5.50%, 3/1/2030	4,190	4,619

4.88%, 2/1/2031	2,025	2,203

4.00%, 1/15/2032 (a)	1,634	1,711

TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	255	262

5.00%, 1/31/2028 (a)	172	186

Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (e)	6,000	6,660

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	197

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued

Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	4,100	4,598

Vine Energy Holdings LLC 6.75%, 4/15/2029 (a)	4,442	4,797

Western Midstream Operating LP 4.65%, 7/1/2026	447	482

		493,145

Paper & Forest Products — 0.0% (c)

Suzano Austria GmbH (Brazil) 7.00%, 3/16/2047 (f)	3,000	4,045

Personal Products — 0.2%

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	11,775	12,466

4.13%, 4/1/2029 (a)	1,683	1,694

Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028 (a)	5,084	5,219

Prestige Brands, Inc.

5.13%, 1/15/2028 (a)	3,048	3,193

		22,572

Pharmaceuticals — 1.3%

Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	22,091	23,803

8.50%, 1/31/2027 (a)	15,949	17,152

Bausch Health Cos., Inc. 6.13%, 4/15/2025 (a)	6,507	6,653

5.50%, 11/1/2025 (a)	15,180	15,527

9.00%, 12/15/2025 (a)	13,624	14,492

5.75%, 8/15/2027 (a)	6,600	6,930

7.00%, 1/15/2028 (a)	3,590	3,721

5.00%, 1/30/2028 (a)	9,014	8,597

4.88%, 6/1/2028 (a)	4,978	5,115

5.00%, 2/15/2029 (a)	2,216	2,069

7.25%, 5/30/2029 (a)	256	264

5.25%, 1/30/2030 (a)	2,673	2,513

5.25%, 2/15/2031 (a)	1,777	1,657

Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	980	1,027

3.13%, 2/15/2029 (a)	1,315	1,299

Elanco Animal Health, Inc. 5.90%, 8/28/2028 (h)	7,230	8,464

Endo Dac 5.88%, 10/15/2024 (a)	700	684

9.50%, 7/31/2027 (a)	135	133

6.00%, 6/30/2028 (a)	171	107

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued

Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a)	1,520	1,505

Jazz Securities DAC 4.38%, 1/15/2029 (a)	11,116	11,519

Mallinckrodt International Finance SA 5.63%, 10/15/2023 (a) (i)	445	299

5.50%, 4/15/2025 (a) (i)	225	151

Organon & Co. 4.13%, 4/30/2028 (a)	15,284	15,769

5.13%, 4/30/2031 (a)	3,905	4,096

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	7,330	7,422

Teva Pharmaceutical Finance

Netherlands III BV (Israel) 3.15%, 10/1/2026	2,600	2,493

		163,461

Professional Services — 0.0% (c)

Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (a)	169	178

Real Estate Management & Development — 0.0% (c)

RKPF Overseas 2020 A Ltd. (China) 5.20%, 1/12/2026 (f)	1,900	1,869

RKPF Overseas Ltd. (China) 6.00%, 9/4/2025 (f)	3,600	3,663

		5,532

Road & Rail — 0.3%

Ashtead Capital, Inc. (United Kingdom) 4.38%, 8/15/2027 (a)	500	526

4.00%, 5/1/2028 (a)	2,630	2,793

Avis Budget Car Rental LLC

5.25%, 3/15/2025 (a)	2,660	2,707

5.75%, 7/15/2027 (a)	5,396	5,629

4.75%, 4/1/2028 (a)	5,410	5,577

5.38%, 3/1/2029 (a)	5,285	5,549

ESC GCBREGS EXIDE TECH 7.13%, 8/1/2026 (i)	2,755	186

6.00%, 1/15/2028 (i)	1,450	98

Hertz Corp. (The) 6.25%, 10/15/2022 (i)	185	5

5.50%, 10/15/2024 (i)	5,875	147

NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	865	897

Prumo Participacoes e Investimentos

S/A (Brazil) 7.50%, 12/31/2031 (f)	5,661	6,296

7.50%, 12/31/2031 (a)	1,219	1,356

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Road & Rail — continued

Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	4,055	4,419

4.50%, 8/15/2029 (a)	4,364	4,295

XPO Logistics, Inc. 6.13%, 9/1/2023 (a)	3,740	3,740

		44,220

Semiconductors & Semiconductor Equipment — 0.2%

Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	788	849

Broadcom Corp. 3.50%, 1/15/2028	870	946

Entegris, Inc. 4.38%, 4/15/2028 (a)	4,213	4,456

3.63%, 5/1/2029 (a)	1,741	1,799

Microchip Technology, Inc. 4.25%, 9/1/2025	6,475	6,827

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	11,581	12,168

		27,045

Software — 0.3%

ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	605	633

Ascend Learning LLC 6.88%, 8/1/2025 (a)	1,850	1,881

CDK Global, Inc. 4.88%, 6/1/2027	2,890	3,034

5.25%, 5/15/2029 (a)	1,639	1,782

Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	5,559	5,658

4.88%, 7/1/2029 (a)	5,683	5,862

Nuance Communications, Inc. 5.63%, 12/15/2026	8,974	9,313

Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	508	524

3.88%, 2/15/2028 (a)	1,235	1,289

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	11,085	11,739

		41,715

Specialty Retail — 0.6%

Bath & Body Works, Inc. 9.38%, 7/1/2025 (a)	1,465	1,895

5.25%, 2/1/2028	57	64

7.50%, 6/15/2029	3,254	3,779

6.75%, 7/1/2036	4,435	5,650

eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025 (a)	2,500	2,569

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued

Gap, Inc. (The) 8.63%, 5/15/2025 (a)	1,000	1,091

8.88%, 5/15/2027 (a)	2,905	3,337

Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	920	936

Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	4,362	4,574

Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,180	5,271

PetSmart, Inc. 4.75%, 2/15/2028 (a)	15,371	16,005

7.75%, 2/15/2029 (a)	8,482	9,320

SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	4,271	4,401

6.13%, 7/1/2029 (a)	1,935	2,008

Staples, Inc. 7.50%, 4/15/2026 (a)	10,613	10,745

10.75%, 4/15/2027 (a)	4,249	4,143

		75,788

Technology Hardware, Storage & Peripherals — 0.3%

Dell International LLC 7.13%, 6/15/2024 (a)	2,045	2,088

6.02%, 6/15/2026	4,170	4,981

EMC Corp. 3.38%, 6/1/2023	3,380	3,490

NCR Corp. 5.75%, 9/1/2027 (a)	4,750	5,023

5.00%, 10/1/2028 (a)	4,119	4,263

5.13%, 4/15/2029 (a)	6,727	6,975

6.13%, 9/1/2029 (a)	4,326	4,715

5.25%, 10/1/2030 (a)	951	994

Seagate HDD Cayman 3.13%, 7/15/2029 (a)	2,560	2,517

4.13%, 1/15/2031 (a)	1,030	1,088

Western Digital Corp. 4.75%, 2/15/2026	3,068	3,428

		39,562

Textiles, Apparel & Luxury Goods — 0.0% (c)

Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	35	37

William Carter Co. (The) 5.63%, 3/15/2027 (a)	3,515	3,673

		3,710

Thrifts & Mortgage Finance — 0.1%

Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	1,925	2,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	199

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Thrifts & Mortgage Finance — continued

Quicken Loans LLC 3.63%, 3/1/2029 (a)	3,938	4,022

3.88%, 3/1/2031 (a)	2,794	2,858

Rocket Mortgage LLC 5.25%, 1/15/2028 (a)	5,570	5,876

		14,756

Tobacco — 0.1%

BAT Capital Corp. (United Kingdom) 3.46%, 9/6/2029	11,930	12,713

4.39%, 8/15/2037	1,230	1,337

4.54%, 8/15/2047	910	975

Reynolds American, Inc. (United Kingdom)

5.85%, 8/15/2045	1,360	1,682

		16,707

Trading Companies & Distributors — 0.5%

Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	2,710	3,054

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	8,128	8,569

Imola Merger Corp. 4.75%, 5/15/2029 (a)	13,728	14,208

United Rentals North America, Inc. 5.88%, 9/15/2026	4,705	4,848

5.50%, 5/15/2027	9,442	9,959

3.88%, 11/15/2027	885	930

4.88%, 1/15/2028	8,725	9,248

3.88%, 2/15/2031	2,067	2,140

WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	8,854	9,524

7.25%, 6/15/2028 (a)	5,826	6,480

		68,960

Wireless Telecommunication Services — 1.0%

Hughes Satellite Systems Corp. 6.63%, 8/1/2026	5,652	6,422

Kenbourne Invest SA (Chile) 4.70%, 1/22/2028 (f)	5,500	5,529

Millicom International Cellular SA

(Colombia) 5.13%, 1/15/2028 (f)	2,340	2,435

6.25%, 3/25/2029 (a)	900	987

Oztel Holdings SPC Ltd. (Oman) 6.63%, 4/24/2028 (f)	1,700	1,862

Sprint Communications, Inc. 11.50%, 11/15/2021	1,775	1,812

Sprint Corp. 7.88%, 9/15/2023	8,107	9,185

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — continued

7.13%, 6/15/2024	7,672	8,823

7.63%, 2/15/2025	10,459	12,381

7.63%, 3/1/2026	27,185	33,517

T-Mobile USA, Inc. 3.50%, 4/15/2025	1,216	1,312

2.25%, 2/15/2026	1,640	1,675

3.75%, 4/15/2027	1,995	2,208

4.75%, 2/1/2028	10,131	10,817

3.88%, 4/15/2030	1,995	2,235

Turkcell Iletisim Hizmetleri A/S (Turkey)

5.80%, 4/11/2028 (f)	2,400	2,589

United States Cellular Corp. 6.70%, 12/15/2033	1,708	2,079

Vodafone Group plc (United Kingdom)

(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (e)	3,300	4,076

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 3.25%, 6/4/2081 (e)	5,135	5,218

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (e)	16,225	16,466

		131,628

Total Corporate Bonds (Cost $4,073,348)		4,169,151

Commercial Mortgage-Backed Securities — 28.9%

20 Times Square Trust

Series 2018-20TS, Class F, 3.20%, 5/15/2035 ‡ (a) (j)	600	582

BAMLL Re-REMIC Trust

Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	7,500	6,946

Series 2014-FRR9, Class F, 2.24%, 12/26/2046 ‡ (a) (j)	17,089	17,014

Banc of America Commercial Mortgage Trust

Series 2007-5, Class AJ, 6.02%, 2/10/2051 (j)	189	194

Series 2007-4, Class H, 6.07%, 2/10/2051 ‡ (a) (j)	2,722	2,747

Bancorp Commercial Mortgage Trust

Series 2019-CRE5, Class D, 2.45%, 3/15/2036 ‡ (a) (j)	1,000	998

BANK

Series 2021-BN35, Class XB, IO, 0.70%, 8/15/2031 (j)	40,000	2,212

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2021-BN35, Class XA, IO, 1.16%, 8/15/2031 (j)	28,000	2,298

Series 2021-BN35, Class E, 2.50%, 8/15/2031 (a) (j)	5,300	4,531

Series 2019-BN16, Class D, 3.00%, 2/15/2052 ‡ (a)	8,795	8,279

Series 2019-BN16, Class F, 3.85%, 2/15/2052 ‡ (a) (j)	3,000	2,346

Series 2019-BN17, Class D, 3.00%, 4/15/2052 ‡ (a)	2,800	2,671

Series 2019-BN17, Class E, 3.00%, 4/15/2052 ‡ (a)	2,500	2,227

Series 2019-BN21, Class XA, IO, 0.99%, 10/17/2052 (j)	125,347	7,347

Series 2019-BN21, Class E, 2.50%, 10/17/2052 ‡ (a)	8,600	7,447

Series 2019-BN21, Class F, 2.68%, 10/17/2052 ‡ (a)	4,841	3,609

Series 2019-BN23, Class XA, IO, 0.81%, 12/15/2052 (j)	38,890	1,969

Series 2019-BN23, Class E, 2.50%, 12/15/2052 ‡ (a)	7,560	6,741

Series 2019-BN23, Class F, 2.75%, 12/15/2052 ‡ (a)	3,000	2,229

Series 2020-BN29, Class D, 2.50%, 11/15/2053 ‡ (a)	5,000	4,673

Series 2020-BN29, Class E, 2.50%, 11/15/2053 ‡ (a)	3,500	3,066

Series 2020-BN30, Class F, 2.00%, 12/15/2053 ‡ (a) (j)	5,000	3,483

Series 2020-BN30, Class D, 2.50%, 12/15/2053 ‡ (a) (j)	5,231	4,846

Series 2020-BN30, Class E, 2.50%, 12/15/2053 ‡ (a) (j)	4,145	3,631

Series 2017-BNK9, Class D, 2.80%, 11/15/2054 ‡ (a)	2,149	1,969

Series 2017-BNK5, Class D, 3.08%, 6/15/2060 ‡ (a) (j)	1,000	925

Series 2017-BNK5, Class C, 4.40%, 6/15/2060 ‡ (j)	2,050	2,220

Series 2018-BN14, Class XB, IO, 0.17%, 9/15/2060 (j)	132,263	887

Series 2017-BNK7, Class D, 2.71%, 9/15/2060 ‡ (a)	3,000	2,661

Series 2018-BN10, Class D, 2.60%, 2/15/2061 ‡ (a)	1,500	1,358

Series 2018-BN12, Class D, 3.00%, 5/15/2061 ‡ (a)	1,250	1,095

Series 2019-BN19, Class XA, IO, 1.09%, 8/15/2061 (j)	22,149	1,394

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-BN13, Class D, 3.00%, 8/15/2061 ‡ (a)	2,000	1,820

Series 2018-BN15, Class E, 3.00%, 11/15/2061 ‡ (a)	2,000	1,650

Series 2019-BN18, Class E, 3.00%, 5/15/2062 ‡ (a)	2,150	1,955

Series 2019-BN18, Class F, 3.33%, 5/15/2062 ‡ (a)	3,000	2,324

Series 2019-BN20, Class XA, IO, 0.96%, 9/15/2062 (j)	54,996	3,127

Series 2019-BN20, Class D, 2.50%, 9/15/2062 ‡ (a)	4,921	4,566

Series 2019-BN20, Class E, 2.50%, 9/15/2062 ‡ (a)	8,600	7,497

Series 2019-BN24, Class XA, IO, 0.76%, 11/15/2062 (j)	100,206	4,734

Series 2019-BN22, Class D, 2.50%, 11/15/2062 ‡ (a)	4,250	3,964

Series 2019-BN24, Class D, 2.50%, 11/15/2062 ‡ (a)	7,380	6,761

Series 2020-BN25, Class XA, IO, 1.00%, 1/15/2063 (j)	81,319	5,174

Series 2020-BN25, Class D, 2.50%, 1/15/2063 ‡ (a)	14,250	12,970

Series 2020-BN25, Class E, 2.50%, 1/15/2063 ‡ (a)	4,250	3,608

Series 2020-BN26, Class D, 2.50%, 3/15/2063 ‡ (a)	3,250	2,995

Series 2020-BN26, Class E, 2.50%, 3/15/2063 (a)	4,000	3,423

Series 2021-BN34, Class XA, IO, 1.09%, 6/15/2063 (j)	173,901	13,459

Series 2021-BN33, Class XA, IO, 1.18%, 5/15/2064 (j)	135,055	10,871

Series 2021-BN33, Class D, 2.50%, 5/15/2064 ‡ (a)	3,700	3,413

Series 2021-BN33, Class E, 2.50%, 5/15/2064 ‡ (a)	3,850	3,334

Series 2021-BN33, Class C, 3.30%, 5/15/2064 ‡	7,609	7,962

Barclays Commercial Mortgage Trust

Series 2019-C4, Class D, 3.25%, 8/15/2052 ‡ (a)	8,451	8,007

Series 2019-C5, Class XA, IO, 1.02%, 11/15/2052 (j)	95,970	5,247

BBCMS Mortgage Trust

Series 2018-TALL, Class E, 2.53%, 3/15/2037 ‡ (a) (j)	6,000	5,815

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	201

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Benchmark Mortgage Trust

Series 2018-B1, Class D, 2.75%, 1/15/2051 ‡ (a)	2,000	1,805

Series 2018-B1, Class C, 4.25%, 1/15/2051 ‡ (j)	1,000	1,093

Series 2018-B2, Class XA, IO, 0.55%, 2/15/2051 (j)	48,451	935

Series 2018-B3, Class A4, 3.76%, 4/10/2051	16,500	18,448

Series 2018-B5, Class C, 4.76%, 7/15/2051 ‡ (j)	3,500	3,968

Series 2018-B8, Class D, 3.00%, 1/15/2052 ‡ (a)	3,050	2,839

Series 2019-B9, Class F, 3.92%, 3/15/2052 ‡ (a) (j)	6,000	4,741

Series 2019-B11, Class D, 3.00%, 5/15/2052 ‡ (a)	1,900	1,855

Series 2020-B16, Class E, 2.50%, 2/15/2053 ‡ (a)	7,250	6,079

Series 2020-B21, Class E, 2.00%, 12/17/2053 ‡ (a)	2,500	1,898

Series 2020-B21, Class F, 2.00%, 12/17/2053 ‡ (a)	15,017	10,228

Series 2021-B26, Class F, 1.98%, 6/15/2054 (a) (j)	9,851	6,585

Series 2019-B14, Class E, 2.50%, 12/15/2062 ‡ (a)	3,000	2,593

Series 2019-B15, Class E, 2.75%, 12/15/2072 ‡ (a)	9,150	8,187

Series 2019-B15, Class F, 2.75%, 12/15/2072 ‡ (a) (j)	5,000	3,682

BMD2 Re-REMIC Trust

Series 2019-FRR1, Class 2B10, PO, 5/25/2052 (a)	22,815	20,494

Series 2019-FRR1, Class 3AB, PO, 5/25/2052 (a)	10,000	7,785

Series 2019-FRR1, Class 4A, PO, 5/25/2052 (a)	5,000	3,899

Series 2019-FRR1, Class 1A1, 2.58%, 5/25/2052 (a) (j)	5,866	5,827

Series 2019-FRR1, Class 1A5, 4.28%, 5/25/2052 (a) (j)	3,242	3,234

BX

Series 2021-MFM1, Class E, 2.35%, 1/15/2034 ‡ (a) (j)	3,250	3,253

Series 2021-MFM1, Class F, 3.10%, 1/15/2034 ‡ (a) (j)	2,000	2,012

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BX Commercial Mortgage Trust

Series 2020-VIV4, Class X, IO, 0.70%, 11/10/2042 (a) (j)	211,200	11,272

Series 2020-VIV4, Class A, 2.84%, 3/9/2044 (a)	15,000	15,875

Series 2020-VIV2, Class C, 3.66%, 3/9/2044 ‡ (a) (j)	20,175	21,589

Series 2020-VIV3, Class B, 3.66%, 3/9/2044 ‡ (a) (j)	19,350	21,091

Series 2020-VIVA, Class D, 3.67%, 3/11/2044 ‡ (a) (j)	36,000	37,431

Cantor Commercial Real Estate Lending

Series 2019-CF2, Class E, 2.50%, 11/15/2052 ‡ (a)	2,300	1,982

Series 2019-CF2, Class F, 3.00%, 11/15/2052 ‡ (a) (j)	10,000	7,699

CD Mortgage Trust

Series 2016-CD1, Class C, 3.63%, 8/10/2049 (j)	3,000	3,111

Series 2017-CD3, Class D, 3.25%, 2/10/2050 ‡ (a)	700	572

Series 2017-CD4, Class D, 3.30%, 5/10/2050 ‡ (a)	1,550	1,460

Series 2017-CD5, Class D, 3.35%, 8/15/2050 ‡ (a)	266	251

Series 2017-CD6, Class C, 4.41%, 11/13/2050 ‡ (j)	914	996

Series 2018-CD7, Class D, 3.26%, 8/15/2051 ‡ (a) (j)	1,629	1,552

Series 2019-CD8, Class XB, IO, 0.85%, 8/15/2057 (a) (j)	78,512	4,202

Series 2019-CD8, Class E, 3.00%, 8/15/2057 ‡ (a)	1,500	1,317

Series 2019-CD8, Class F, 3.00%, 8/15/2057 ‡ (a)	3,500	2,396

CFCRE Commercial Mortgage Trust

Series 2016-C6, Class B, 3.80%, 11/10/2049 ‡	1,000	1,081

Series 2016-C6, Class C, 4.34%, 11/10/2049 ‡ (j)	800	851

Series 2016-C6, Class D, 4.34%, 11/10/2049 ‡ (a) (j)	1,900	1,767

CGMS Commercial Mortgage Trust

Series 2017-B1, Class D, 3.00%, 8/15/2050 ‡ (a)	4,359	4,013

Citigroup Commercial Mortgage Trust

Series 2019-PRM, Class E, 4.89%, 5/10/2036 ‡ (a) (j)	4,500	4,628

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2012-GC8, Class D, 5.04%, 9/10/2045 ‡ (a) (j)	1,875	1,669

Series 2013-GC17, Class C, 5.26%, 11/10/2046 ‡ (j)	2,000	2,090

Series 2014-GC23, Class C, 4.58%, 7/10/2047 (j)	6,500	6,929

Series 2014-GC25, Class D, 3.55%, 10/10/2047 ‡ (a)	3,750	3,756

Series 2015-GC29, Class D, 3.11%, 4/10/2048 ‡ (a)	4,500	4,413

Series 2015-GC31, Class D, 4.19%, 6/10/2048 ‡ (j)	3,800	3,818

Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (a)	2,285	2,183

Series 2016-P4, Class C, 4.10%, 7/10/2049 ‡ (j)	5,624	5,885

Series 2016-C2, Class D, 3.25%, 8/10/2049 ‡ (a) (j)	1,500	1,410

Series 2016-C2, Class C, 4.03%, 8/10/2049 ‡ (j)	7,434	7,630

Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (a)	1,294	1,110

Series 2017-C4, Class D, 3.00%, 10/12/2050 ‡ (a)	5,453	5,089

Series 2019-GC43, Class E, 3.00%, 11/10/2052 ‡ (a)	5,287	4,794

Series 2020-GC46, Class XA, IO, 1.11%, 2/15/2053 (j)	165,579	11,370

Series 2020-GC46, Class E, 2.60%, 2/15/2053 ‡ (a)	4,500	3,697

Series 2019-GC41, Class E, 3.00%, 8/10/2056 ‡ (a)	5,000	4,437

Series 2015-GC33, Class D, 3.17%, 9/10/2058 ‡	8,000	7,284

Series 2015-GC33, Class E, 4.73%, 9/10/2058 ‡ (a) (j)	4,330	3,166

COMM Mortgage Trust

Series 2016-COR1, Class XB, IO, 0.61%, 10/10/2049 (a) (j)	27,554	591

Series 2016-COR1, Class C, 4.51%, 10/10/2049 ‡ (j)	1,000	1,081

Series 2017-COR2, Class A3, 3.51%, 9/10/2050	4,740	5,261

Commercial Mortgage Trust

Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (a) (j)	1,630	1,666

Series 2020-CBM, Class E, 3.75%, 2/10/2037 ‡ (a) (j)	2,670	2,668

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-CBM, Class F, 3.75%, 2/10/2037 ‡ (a) (j)	17,870	17,383

Series 2013-CR8, Class D, 4.06%, 6/10/2046 ‡ (a) (j)	750	760

Series 2013-CR13, Class E, 5.04%, 11/10/2046 ‡ (a) (j)	1,500	1,468

Series 2014-UBS2, Class D, 5.17%, 3/10/2047 ‡ (a) (j)	3,210	3,218

Series 2014-LC15, Class D, 5.16%, 4/10/2047 ‡ (a) (j)	3,500	3,559

Series 2014-CR19, Class E, 4.36%, 8/10/2047 ‡ (a) (j)	6,000	5,609

Series 2014-CR19, Class D, 4.86%, 8/10/2047 ‡ (a) (j)	2,500	2,493

Series 2014-UBS5, Class D, 3.50%, 9/10/2047 ‡ (a)	3,760	3,082

Series 2014-LC17, Class D, 3.69%, 10/10/2047 (a)	25,708	25,775

Series 2014-CR20, Class E, 3.22%, 11/10/2047 ‡ (a)	1,000	721

Series 2014-CR20, Class D, 3.22%, 11/10/2047 ‡ (a)	8,010	6,853

Series 2014-CR21, Class D, 4.07%, 12/10/2047 ‡ (a) (j)	2,600	2,150

Series 2015-LC19, Class D, 2.87%, 2/10/2048 ‡ (a)	3,000	2,948

Series 2015-CR22, Class D, 4.24%, 3/10/2048 ‡ (a) (j)	4,174	4,229

Series 2015-CR23, Class D, 4.43%, 5/10/2048 ‡ (j)	1,490	1,509

Series 2015-LC21, Class E, 3.25%, 7/10/2048 ‡ (a)	3,000	2,137

Series 2015-LC21, Class D, 4.48%, 7/10/2048 ‡ (j)	4,200	4,286

Series 2015-CR24, Class D, 3.46%, 8/10/2048 (j)	553	517

Series 2015-CR25, Class D, 3.93%, 8/10/2048 ‡ (j)	1,000	946

Series 2015-CR27, Class D, 3.60%, 10/10/2048 ‡ (a) (j)	2,072	2,040

Series 2015-LC23, Class D, 3.77%, 10/10/2048 ‡ (a) (j)	2,000	2,033

Series 2015-LC23, Class E, 3.77%, 10/10/2048 ‡ (a) (j)	3,500	3,232

Series 2016-CR28, Class E, 4.29%, 2/10/2049 ‡ (a) (j)	3,588	3,595

Series 2016-DC2, Class C, 4.83%, 2/10/2049 ‡ (j)	2,500	2,675

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	203

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2013-CR11, Class D, 5.28%, 8/10/2050 ‡ (a) (j)	3,402	3,376

Series 2018-COR3, Class D, 2.96%, 5/10/2051 ‡ (a) (j)	3,250	2,923

Series 2019-GC44, Class E, 2.50%, 8/15/2057 (a)	8,493	7,421

Credit Suisse Commercial Mortgage Trust

Series 2007-C1, Class AM, 5.42%, 2/15/2040	1	1

Credit Suisse Mortgage Capital Certificates

Series 2019-ICE4, Class B, 1.33%, 5/15/2036 ‡ (a) (j)	4,400	4,418

CSAIL Commercial Mortgage Trust

Series 2015-C4, Class E, 3.71%, 11/15/2048 (j)	3,298	3,271

Series 2016-C5, Class D, 3.80%, 11/15/2048 ‡ (a) (j)	2,750	2,408

Series 2018-CX11, Class C, 4.95%, 4/15/2051 ‡ (j)	6,734	7,275

Series 2019-C16, Class C, 4.24%, 6/15/2052 ‡ (j)	5,500	5,943

Series 2019-C17, Class D, 2.50%, 9/15/2052 ‡ (a)	5,500	5,003

Series 2019-C18, Class XB, IO, 0.25%, 12/15/2052 (j)	61,932	842

Series 2019-C18, Class XA, IO, 1.21%, 12/15/2052 (j)	52,981	3,440

Series 2019-C18, Class E, 2.50%, 12/15/2052 ‡ (a)	10,015	8,865

Series 2019-C18, Class C, 4.08%, 12/15/2052 ‡ (j)	4,327	4,641

Series 2021-C20, Class E, 2.25%, 3/15/2054 ‡ (a)	5,659	4,648

Series 2015-C2, Class B, 4.21%, 6/15/2057 ‡ (j)	11,500	12,088

DBGS Mortgage Trust

Series 2018-C1, Class D, 3.03%, 10/15/2051 ‡ (a) (j)	1,000	938

Series 2018-C1, Class A4, 4.47%, 10/15/2051	2,800	3,293

DBJPM Mortgage Trust

Series 2016-C3, Class D, 3.63%, 8/10/2049 ‡ (a) (j)	2,950	2,509

Series 2016-C3, Class E, 4.38%, 8/10/2049 ‡ (a) (j)	1,250	934

Series 2017-C6, Class D, 3.36%, 6/10/2050 ‡ (a) (j)	1,800	1,696

FHLMC Multiclass Certificates

Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027	80,000	9,015

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (j)	50,000	5,511

Series 2020-RR11, Class BX, IO, 2.44%, 12/27/2028 (j)	15,068	1,948

Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	5,133

Series 2020-RR06, Class BX, IO, 1.84%, 5/27/2033 (j)	20,000	3,104

Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (j)	36,687	8,089

Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (j)	50,000	5,365

FHLMC Multi-Family ML Certificates

Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (j)	57,328	8,846

FHLMC, Multi-Family Structured Credit Risk

Series 2021-MN1, Class M1, 2.05%, 1/25/2051 (a) (j)	1,490	1,497

Series 2021-MN1, Class M2, 3.80%, 1/25/2051 (a) (j)	14,640	15,443

Series 2021-MN1, Class B1, 7.80%, 1/25/2051 (a) (j)	2,100	2,507

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K016, Class X1, IO, 1.60%, 10/25/2021 (j)	4,365	—	(k)

Series K721, Class X1, IO, 0.42%, 8/25/2022 (j)	58,865	142

Series K033, Class X1, IO, 0.40%, 7/25/2023 (j)	6,437	32

Series K729, Class X1, IO, 0.48%, 10/25/2024 (j)	17,363	159

Series KC03, Class X1, IO, 0.63%, 11/25/2024 (j)	99,867	1,324

Series K731, Class X3, IO, 2.18%, 5/25/2025 (j)	11,529	780

Series K733, Class X3, IO, 2.26%, 1/25/2026 (j)	17,500	1,404

Series KC06, Class X1, IO, 1.03%, 6/25/2026 (j)	39,722	1,107

Series K736, Class X1, IO, 1.44%, 7/25/2026 (j)	91,889	4,885

Series K734, Class X3, IO, 2.24%, 7/25/2026 (j)	33,910	3,053

Series K737, Class X1, IO, 0.75%, 10/25/2026 (j)	147,900	4,208

Series KC04, Class X1, IO, 1.40%, 12/25/2026 (j)	47,979	2,155

Series K738, Class X1, IO, 1.63%, 1/25/2027 (j)	144,513	10,289

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series K064, Class X3, IO, 2.21%, 5/25/2027 (j)	18,830	2,034

Series KC05, Class X1, IO, 1.34%, 6/25/2027 (j)	107,195	5,135

Series K740, Class X1, IO, 0.84%, 9/25/2027 (j)	14,973	619

Series K741, Class X1, IO, 0.66%, 12/25/2027 (j)	52,434	1,723

Series K742, Class X1, IO, 0.87%, 3/25/2028 (j)	28,998	1,189

Series K742, Class X3, IO, 2.69%, 4/25/2028 (j)	13,000	1,982

Series K075, Class X3, IO, 2.20%, 5/25/2028 (j)	5,471	680

Series K080, Class X1, IO, 0.26%, 7/25/2028 (j)	84,397	875

Series K086, Class X1, IO, 0.39%, 11/25/2028 (j)	31,195	561

Series K084, Class X3, IO, 2.31%, 11/25/2028 (j)	19,450	2,726

Series K090, Class X1, IO, 0.85%, 2/25/2029 (j)	32,044	1,599

Series K095, Class X1, IO, 1.08%, 6/25/2029 (j)	51,736	3,417

Series K097, Class X1, IO, 1.22%, 7/25/2029 (j)	74,237	5,760

Series K096, Class X3, IO, 2.11%, 7/25/2029 (j)	48,669	6,718

Series K101, Class X3, IO, 1.95%, 10/25/2029 (j)	101,000	13,546

Series K090, Class X3, IO, 2.39%, 10/25/2029 (j)	152,080	23,617

Series K103, Class X1, IO, 0.76%, 11/25/2029 (j)	120,857	5,818

Series K109, Class X1, IO, 1.70%, 4/25/2030 (j)	17,969	2,125

Series K111, Class X1, IO, 1.68%, 5/25/2030 (j)	19,956	2,395

Series K114, Class X1, IO, 1.21%, 6/25/2030 (j)	9,985	871

Series K115, Class X1, IO, 1.43%, 6/25/2030 (j)	4,606	475

Series K113, Class X1, IO, 1.49%, 6/25/2030 (j)	118,993	12,742

Series K116, Class X1, IO, 1.53%, 7/25/2030 (j)	22,968	2,491

Series K117, Class X1, IO, 1.34%, 8/25/2030 (j)	72,479	6,901

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K121, Class XAM, IO, 1.29%, 11/25/2030 (j)	21,236	2,148

Series K124, Class XAM, IO, 1.03%, 1/25/2031 (j)	17,689	1,435

Series K128, Class X1, IO, 0.63%, 3/25/2031 (j)	111,961	4,989

Series K128, Class XAM, IO, 0.84%, 3/25/2031 (j)	30,467	2,020

Series K128, Class X3, IO, 2.89%, 4/25/2031 (j)	35,600	7,803

Series K129, Class X1, IO, 1.16%, 5/25/2031 (j)	290,974	25,200

Series K129, Class XAM, IO, 1.33%, 5/25/2031 (j)	23,800	2,594

Series K129, Class X3, IO, 3.28%, 5/25/2031 (j)	34,500	8,963

Series K130, Class X1, IO, 1.14%, 6/25/2031 (j)	70,000	6,231

Series K159, Class X1, IO, 0.26%, 11/25/2033 (j)	56,624	810

Series KX04, Class XFX, IO, 1.86%, 1/25/2034 (j)	94,615	9,637

Series K-1511, Class X3, IO, 3.54%, 4/25/2034 (j)	30,261	10,169

Series K723, Class X3, IO, 1.98%, 10/25/2034 (j)	6,850	263

Series K-1515, Class X1, IO, 1.64%, 2/25/2035 (j)	19,966	3,187

Series K153, Class X3, IO, 3.90%, 4/25/2035 (j)	9,945	3,107

Series K-1516, Class X1, IO, 1.63%, 5/25/2035 (j)	41,885	7,014

Series K-1517, Class X1, IO, 1.45%, 7/25/2035 (j)	51,124	7,540

Series Q012, Class X, IO, 4.20%, 9/25/2035 (j)	35,994	8,873

Series K-1518, Class X1, IO, 0.96%, 10/25/2035 (j)	41,333	3,894

Series K155, Class X3, IO, 3.23%, 5/25/2036 (j)	5,560	1,630

Series K-1510, Class X3, IO, 3.52%, 1/25/2037 (j)	27,488	9,000

Series K-1517, Class X3, IO, 3.40%, 8/25/2038 (j)	15,750	5,397

Series K-1518, Class X3, IO, 3.00%, 10/25/2038 (j)	26,265	8,192

Series K-1516, Class X3, IO, 3.57%, 10/25/2038 (j)	22,000	8,006

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	205

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series K-1519, Class X3, IO, 2.90%, 12/25/2038 (j)	17,700	5,358

Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (j)	19,000	6,368

Series 2021-MN2, Class M2, 3.40%, 7/25/2041 (a) (j)	14,070	13,962

Series 2021-MN2, Class B1, 5.55%, 7/25/2041 (a) (j)	2,000	2,046

Series K036, Class X3, IO, 2.18%, 12/25/2041 (j)	3,253	144

Series K720, Class X3, IO, 1.38%, 8/25/2042 (j)	16,800	192

Series K721, Class X3, IO, 1.34%, 11/25/2042 (j)	12,550	167

Series K041, Class X3, IO, 1.70%, 11/25/2042 (j)	4,580	216

Series K718, Class X3, IO, 1.48%, 2/25/2043 (j)	6,035	33

Series K054, Class X3, IO, 1.65%, 4/25/2043 (j)	2,745	177

Series K047, Class X3, IO, 1.55%, 6/25/2043 (j)	3,400	171

Series K050, Class X3, IO, 1.61%, 10/25/2043 (j)	5,232	297

Series K051, Class X3, IO, 1.67%, 10/25/2043 (j)	4,995	300

Series K052, Class X3, IO, 1.67%, 1/25/2044 (j)	2,915	183

Series K726, Class X3, IO, 2.21%, 7/25/2044 (j)	36,795	1,972

Series K067, Class X3, IO, 2.19%, 9/25/2044 (j)	8,580	967

Series K727, Class X3, IO, 2.07%, 10/25/2044 (j)	15,000	811

Series K068, Class X3, IO, 2.13%, 10/25/2044 (j)	19,730	2,182

Series K059, Class X3, IO, 1.98%, 11/25/2044 (j)	8,000	711

Series K729, Class X3, IO, 2.04%, 11/25/2044 (j)	21,410	1,203

Series K724, Class X3, IO, 1.95%, 12/25/2044 (j)	4,930	198

Series K070, Class X3, IO, 2.11%, 12/25/2044 (j)	42,245	4,823

Series K730, Class X3, IO, 2.10%, 2/25/2045 (j)	47,270	2,918

Series K065, Class X3, IO, 2.26%, 7/25/2045 (j)	13,305	1,488

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K728, Class X3, IO, 2.01%, 11/25/2045 (j)	8,775	497

Series K071, Class X3, IO, 2.08%, 11/25/2045 (j)	12,470	1,405

Series K072, Class X3, IO, 2.21%, 12/25/2045 (j)	20,640	2,471

Series K089, Class X3, IO, 2.37%, 1/25/2046 (j)	132,506	19,915

Series K087, Class X3, IO, 2.39%, 1/25/2046 (j)	89,384	13,220

Series K091, Class X3, IO, 2.36%, 4/25/2046 (j)	81,933	12,647

Series K078, Class X3, IO, 2.29%, 6/25/2046 (j)	2,680	358

Series K079, Class X3, IO, 2.33%, 7/25/2046 (j)	9,000	1,216

Series K097, Class X3, IO, 2.09%, 9/25/2046 (j)	71,600	10,042

Series K081, Class X3, IO, 2.31%, 9/25/2046 (j)	29,425	4,082

Series K082, Class X3, IO, 2.29%, 10/25/2046 (j)	27,200	3,734

Series K083, Class X3, IO, 2.37%, 11/25/2046 (j)	15,000	2,136

Series K103, Class X3, IO, 1.91%, 12/25/2046 (j)	80,100	10,477

Series K102, Class X3, IO, 1.96%, 12/25/2046 (j)	69,791	9,400

Series K088, Class X3, IO, 2.42%, 2/25/2047 (j)	104,287	16,227

Series K735, Class X3, IO, 2.23%, 5/25/2047 (j)	40,000	3,649

Series K093, Class X3, IO, 2.28%, 5/25/2047 (j)	136,527	20,274

Series K092, Class X3, IO, 2.32%, 5/25/2047 (j)	91,000	13,814

Series K094, Class X3, IO, 2.20%, 7/25/2047 (j)	35,331	5,167

Series K095, Class X3, IO, 2.17%, 8/25/2047 (j)	91,253	13,169

Series K736, Class X3, IO, 2.08%, 9/25/2047 (j)	89,230	7,855

Series K116, Class X3, IO, 3.13%, 9/25/2047 (j)	23,000	5,252

Series K099, Class X3, IO, 2.02%, 10/25/2047 (j)	49,100	6,635

Series K098, Class X3, IO, 2.07%, 10/25/2047 (j)	145,702	19,893

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series K740, Class X3, IO, 2.57%, 11/25/2047 (j)	21,423	2,883

Series K737, Class X3, IO, 1.83%, 1/25/2048 (j)	74,853	6,186

Series K106, Class X3, IO, 1.99%, 3/25/2048 (j)	74,707	10,422

Series K111, Class X3, IO, 3.29%, 4/25/2048 (j)	52,234	12,475

Series K108, Class X3, IO, 3.61%, 4/25/2048 (j)	75,067	18,745

Series K738, Class X3, IO, 3.43%, 5/25/2048 (j)	71,537	11,590

Series K109, Class X3, IO, 3.50%, 5/25/2048 (j)	17,170	4,282

Series K110, Class X3, IO, 3.52%, 6/25/2048 (j)	28,200	7,085

Series K112, Class X3, IO, 3.10%, 7/25/2048 (j)	47,630	10,751

Series K114, Class X3, IO, 2.83%, 8/25/2048 (j)	10,750	2,178

Series K130, Class X3, IO, 3.20%, 8/25/2048 (j)	7,934	1,984

Series K119, Class X3, IO, 2.82%, 9/25/2048 (j)	7,800	1,650

Series K115, Class X3, IO, 3.06%, 9/25/2048 (j)	19,533	4,311

Series K117, Class X3, IO, 2.97%, 10/25/2048 (j)	36,500	7,978

Series K120, Class X3, IO, 2.83%, 11/25/2048 (j)	38,372	8,106

Series K121, Class X3, IO, 2.87%, 11/25/2048 (j)	48,007	10,478

Series K739, Class X3, IO, 2.95%, 11/25/2048 (j)	39,675	5,950

Series K122, Class X3, IO, 2.72%, 1/25/2049 (j)	36,631	7,478

Series K124, Class X3, IO, 2.71%, 2/25/2049 (j)	9,255	1,909

Series K123, Class X3, IO, 2.72%, 2/25/2049 (j)	20,167	4,138

Series K125, Class X3, IO, 2.75%, 2/25/2049 (j)	9,230	1,934

Series K127, Class X3, IO, 2.75%, 3/25/2049 (j)	7,443	1,572

Series K104, Class X1, IO, 1.25%, 2/25/2052 (j)	103,815	8,591

Series K104, Class X3, IO, 1.96%, 2/25/2052 (j)	45,985	6,338

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K105, Class X3, IO, 2.04%, 3/25/2053 (j)	118,746	16,977

Series Q014, Class X, IO, 2.80%, 10/25/2055 (j)	5,701	1,265

FNMA ACES

Series 2015-M1, Class X2, IO, 0.59%, 9/25/2024 (j)	26,172	438

Series 2016-M12, Class X2, IO, 0.06%, 9/25/2026 (j)	78,670	805

Series 2019-M28, Class XAV3, IO, 1.22%, 2/25/2027 (j)	36,316	1,642

Series 2017-M8, Class X, IO, 0.21%, 5/25/2027 (j)	56,672	868

Series 2020-M10, Class X7, IO, 1.81%, 11/25/2027 (j)	40,450	3,733

Series 2020-M26, Class X3, IO, 1.81%, 1/25/2028 (j)	34,327	2,707

Series 2020-M4, Class 1X2, IO, 0.84%, 2/25/2028 (j)	19,189	820

Series 2020-M4, Class 1X3, IO, 1.12%, 2/25/2028 (j)	105,213	6,008

Series 2020-M33, Class X, IO, 2.05%, 6/25/2028 (j)	43,079	4,046

Series 2019-M30, Class X4, IO, 1.08%, 8/25/2028 (j)	49,818	2,055

Series 2020-M10, Class X6, IO, 1.50%, 8/25/2028 (j)	19,000	1,621

Series 2019-M31, Class X, IO, 1.02%, 9/25/2028 (j)	55,321	3,490

Series 2019-M30, Class X1, IO, 0.41%, 11/25/2028 (j)	134,552	3,285

Series 2020-M10, Class X3, IO, 1.44%, 11/25/2028 (j)	66,181	5,178

Series 2020-M10, Class X5, IO, 1.55%, 11/25/2028 (j)	59,900	5,472

Series 2019-M12, Class X, IO, 0.70%, 6/25/2029 (j)	156,612	8,189

Series 2019-M19, Class X2, IO, 0.78%, 9/25/2029 (j)	97,644	4,498

Series 2019-M32, Class X2, IO, 1.19%, 10/25/2029 (j)	29,302	2,103

Series 2019-M30, Class X2, IO, 0.30%, 12/25/2029 (j)	127,645	3,052

Series 2019-M28, Class XA2, IO, 0.57%, 2/25/2030 (j)	27,849	909

Series 2019-M28, Class XA3, IO, 0.96%, 2/25/2030 (j)	49,736	2,810

Series 2020-M6, Class XD, IO, 1.03%, 2/25/2030 (j)	21,864	1,199

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	207

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2020-M19, Class X1, IO, 0.52%, 5/25/2030 (j)	29,798	908

Series 2020-M7, Class X, IO, 1.17%, 7/25/2030 (j)	37,511	2,607

Series 2020-M10, Class X1, IO, 1.92%, 12/25/2030 (j)	112,013	14,816

Series 2021-M16, Class X, IO, 0.84%, 1/1/2031 (j)	124,954	5,648

Series 2019-M21, Class X2, IO, 1.46%, 2/25/2031 (j)	83,000	8,312

Series 2020-M22, Class X, IO, 1.05%, 3/25/2031 (j)	85,199	5,519

Series 2020-M39, Class X2, IO, 1.72%, 8/25/2031 (j)	46,242	4,918

Series 2020-M21, Class XA, IO, 1.20%, 3/25/2032 (j)	82,048	7,257

Series 2020-M26, Class X1, IO, 0.89%, 4/25/2032 (j)	28,134	1,551

Series 2020-M47, Class X1, IO, 0.86%, 10/25/2032 (j)	71,212	3,107

Series 2020-M31, Class X1, IO, 0.97%, 10/25/2032 (j)	99,462	4,743

Series 2019-M30, Class X5, IO, 0.39%, 5/25/2033 (j)	185,831	5,939

Series 2019-M31, Class X1, IO, 1.19%, 4/25/2034 (j)	40,489	3,897

Series 2018-M15, Class X, IO, 0.82%, 1/25/2036 (j)	8,944	438

Series 2020-M6, Class XL, IO, 1.23%, 11/25/2049 (j)	33,046	2,203

FNMA, Multi-Family REMIC Trust

Series 2020-M37, Class X, IO, 1.20%, 4/25/2032 (j)	106,605	8,180

FREMF Mortgage Trust

Series 2015-K719, Class C, PO, 6/25/2022 (a)	22,000	21,174

Series 2017-KF29, Class B, 3.64%, 2/25/2024 (a) (j)	110	110

Series 2017-KF32, Class B, 2.64%, 5/25/2024 (a) (j)	219	219

Series 2017-KF35, Class B, 2.84%, 8/25/2024 (a) (j)	128	127

Series 2017-KF38, Class B, 2.59%, 9/25/2024 (a) (j)	304	304

Series 2017-KF41, Class B, 2.59%, 11/25/2024 (a) (j)	134	133

Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (j)	15,000	15,715

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-KF49, Class B, 1.99%, 6/25/2025 (a) (j)	367	361

Series 2018-KC02, Class B, 4.22%, 7/25/2025 (a) (j)	2,520	2,596

Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (j)	15,000	15,046

Series 2018-KBF2, Class B, 2.09%, 10/25/2025 (a) (j)	1,716	1,712

Series 2018-KF53, Class B, 2.14%, 10/25/2025 (j)	915	909

Series 2019-KL4F, Class BAS, 4.40%, 10/25/2025 (a) (j)	7,998	8,277

Series 2018-KSL1, Class C, 3.96%, 11/25/2025 (a) (j)	15,000	14,754

Series 2019-KF58, Class B, 2.24%, 1/25/2026 (a) (j)	552	551

Series 2018-KBX1, Class C, 3.69%, 1/25/2026 (a) (j)	7,500	6,522

Series 2019-KC03, Class B, 4.51%, 1/25/2026 (a) (j)	5,000	5,174

Series 2019-K735, Class C, 4.16%, 5/25/2026 (a) (j)	4,774	5,160

Series 2019-KC06, Class B, 3.95%, 9/25/2026 (a) (j)	7,609	7,455

Series 2016-KF24, Class B, 5.09%, 10/25/2026 (a) (j)	76	78

Series 2020-KF74, Class B, 2.24%, 1/25/2027 (a) (j)	3,799	3,773

Series 2017-KF33, Class B, 2.64%, 6/25/2027 (a) (j)	3,885	3,852

Series 2017-KF40, Class B, 2.79%, 11/25/2027 (a) (j)	124	124

Series 2018-KHG1, Class C, 3.94%, 12/25/2027 (a) (j)	10,000	8,954

Series 2018-KW06, Class B, 4.37%, 6/25/2028 (a) (j)	6,326	6,814

Series 21K-F116, Class CS, 6.45%, 6/25/2028 (a) (j)	52,000	53,284

Series 2018-KF50, Class B, 1.99%, 7/25/2028 (a) (j)	263	259

Series 2018-KF56, Class B, 2.54%, 11/25/2028 (a) (j)	857	857

Series 2019-KF57, Class B, 2.34%, 1/25/2029 (a) (j)	3,302	3,280

Series 2019-KW08, Class B, 4.38%, 1/25/2029 (a) (j)	16,320	17,852

Series 2019-KBF3, Class C, 4.84%, 1/25/2029 (a) (j)	9,940	9,970

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2019-KF59, Class B, 2.44%, 2/25/2029 (a) (j)	840	840

Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	10,000	10,075

Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (j)	3,600	3,698

Series 2019-KF61, Class B, 2.29%, 4/25/2029 (a) (j)	4,557	4,568

Series 2019-KG01, Class B, 4.31%, 4/25/2029 (a) (j)	3,000	3,227

Series 2019-KF63, Class B, 2.44%, 5/25/2029 (a) (j)	7,486	7,486

Series 2019-KW09, Class B, 4.15%, 5/25/2029 (a) (j)	15,670	16,504

Series 2019-KF65, Class B, 2.49%, 7/25/2029 (a) (j)	8,052	8,077

Series 2019-KF66, Class B, 2.49%, 7/25/2029 (a) (j)	4,415	4,446

Series 2019-KC05, Class B, 4.29%, 7/25/2029 (a) (j)	16,737	16,683

Series 2019-KF67, Class B, 2.34%, 8/25/2029 (a) (j)	4,070	4,050

Series 2019-KF70, Class B, 2.39%, 9/25/2029 (a) (j)	2,233	2,239

Series 2019-KF71, Class B, 2.39%, 10/25/2029 (a) (j)	4,555	4,476

Series 2019-KF73, Class B, 2.54%, 11/25/2029 (a) (j)	11,811	11,782

Series 2020-KF75, Class B, 2.34%, 12/25/2029 (a) (j)	6,967	6,908

Series 2020-KF76, Class B, 2.84%, 1/25/2030 (a) (j)	3,471	3,461

Series 21K-F102, Class CS, 6.05%, 1/25/2031 (a) (j)	15,458	15,638

Series 2018-K158, Class B, 4.41%, 10/25/2033 (a) (j)	1,750	1,943

Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (a)	81,410	747

Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (a)	149,339	1,267

Series 2016-K53, Class B, 4.16%, 3/25/2049 (a) (j)	69	76

Series 2017-K67, Class B, 4.08%, 9/25/2049 (a) (j)	145	162

Series 2017-K67, Class C, 4.08%, 9/25/2049 (a) (j)	2,010	2,145

Series 2017-K61, Class C, 3.81%, 12/25/2049 (a) (j)	1,000	1,057

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-K70, Class C, 3.93%, 12/25/2049 (a) (j)	3,000	3,227

Series 2018-K80, Class C, 4.37%, 8/25/2050 (a) (j)	2,660	2,937

Series 2017-K728, Class B, 3.76%, 11/25/2050 (a) (j)	250	267

Series 2017-K728, Class C, 3.76%, 11/25/2050 (a) (j)	105	111

Series 2019-K89, Class C, 4.43%, 1/25/2051 (a) (j)	15,000	16,585

Series 2019-K87, Class C, 4.47%, 1/25/2051 (a) (j)	4,250	4,726

Series 2019-K734, Class C, 4.19%, 2/25/2051 (a) (j)	4,150	4,490

Series 2018-K75, Class D, PO, 4/25/2051 (a)	30,000	19,269

Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (a)	490,444	2,290

Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (a)	114,000	577

Series 2019-K91, Class C, 4.40%, 4/25/2051 (a) (j)	14,591	16,190

Series 2019-K97, Class C, 3.89%, 9/25/2051 (a) (j)	3,021	3,239

Series 2019-K103, Class B, 3.57%, 12/25/2051 (a) (j)	2,303	2,507

Series 2019-K102, Class B, 3.65%, 12/25/2051 (a) (j)	7,932	8,643

Series 2019-K102, Class C, 3.65%, 12/25/2051 (a) (j)	9,100	9,606

Series 2020-K104, Class C, 3.66%, 2/25/2052 (a) (j)	13,102	13,793

Series 2019-K90, Class C, 4.46%, 2/25/2052 (a) (j)	3,375	3,757

Series 2019-K88, Class C, 4.53%, 2/25/2052 (a) (j)	6,700	7,536

Series 2019-K93, Class C, 4.26%, 5/25/2052 (a) (j)	10,500	11,511

Series 2019-K92, Class C, 4.34%, 5/25/2052 (a) (j)	7,000	7,712

Series 2019-K94, Class D, PO, 7/25/2052 (a)	99,772	60,938

Series 2019-K94, Class X2A, IO, 0.10%, 7/25/2052 (a)	1,078,492	6,176

Series 2019-K94, Class X2B, IO, 0.10%, 7/25/2052 (a)	249,429	1,491

Series 2019-K94, Class C, 4.10%, 7/25/2052 (a) (j)	9,727	10,566

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	209

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2019-K95, Class C, 4.05%, 8/25/2052 (a) (j)	8,250	8,977

Series 2019-K99, Class C, 3.77%, 10/25/2052 (a) (j)	10,105	10,817

Series 2019-K98, Class C, 3.86%, 10/25/2052 (a) (j)	6,000	6,493

Series 2019-K100, Class B, 3.61%, 11/25/2052 (a) (j)	5,188	5,637

Series 2019-K100, Class C, 3.61%, 11/25/2052 (a) (j)	16,140	17,027

Series 2020-K737, Class B, 3.41%, 1/25/2053 (a) (j)	3,750	4,023

Series 2020-K737, Class C, 3.41%, 1/25/2053 (a) (j)	6,000	6,303

Series 2020-K105, Class B, 3.53%, 3/25/2053 (a) (j)	13,250	14,354

Series 2020-K105, Class C, 3.53%, 3/25/2053 (a) (j)	13,485	14,136

FREMF Mortgages Trust

Series 2018-KS10, Class B, 3.54%, 10/25/2028 (a) (j)	3,148	3,106

FRR Re-REMIC Trust

Series 2018-C1, Class C720, 0.00%, 8/27/2047 ‡ (a) (j)	7,000	6,763

Series 2018-C1, Class CK43, 0.00%, 2/27/2048 ‡ (a) (j)	9,400	8,350

Series 2018-C1, Class BK43, 2.85%, 2/27/2048 ‡ (a) (j)	12,434	12,428

Series 2018-C1, Class A725, 2.76%, 2/27/2050 (a)	1,000	1,008

Series 2018-C1, Class B725, 3.01%, 2/27/2050 ‡ (a) (j)	2,225	2,238

GNMA

Series 2012-88, Class DI, IO, 0.56%, 8/16/2046 (j)	30,586	431

Series 2013-72, IO, 0.39%, 11/16/2047 (j)	96,418	1,526

Series 2014-9, IO, 0.33%, 2/16/2048 (j)	13,601	154

Series 2014-172, IO, 0.45%, 1/16/2049 (j)	24,903	545

Series 2012-44, IO, 0.03%, 3/16/2049 (j)	4,032	8

Series 2015-48, IO, 0.61%, 2/16/2050 (j)	2,301	68

Series 2013-15, IO, 0.53%, 8/16/2051 (j)	7,692	161

Series 2013-80, IO, 0.87%, 3/16/2052 (j)	12,600	353

Series 2015-86, IO, 0.52%, 5/16/2052 (j)	15,532	427

Series 2013-35, IO, 0.37%, 1/16/2053 (j)	12,355	148

Series 2012-125, IO, 0.21%, 2/16/2053 (j)	21,107	164

Series 2013-7, IO, 0.30%, 5/16/2053 (j)	69,330	803

Series 2012-89, IO, 0.22%, 12/16/2053 (j)	10,721	38

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-115, IO, 0.42%, 4/16/2054 (j)	32,624	445

Series 2014-124, Class IE, IO, 0.59%, 5/16/2054 (j)	13,778	306

Series 2013-48, IO, 0.50%, 7/16/2054 (j)	6,366	126

Series 2014-130, Class IB, IO, 0.39%, 8/16/2054 (j)	794	14

Series 2014-186, IO, 0.55%, 8/16/2054 (j)	3,341	74

Series 2013-194, IO, 0.33%, 9/16/2054 (j)	9,846	146

Series 2015-93, IO, 0.52%, 11/16/2054 (j)	25,073	526

Series 2013-179, IO, 0.18%, 1/16/2055 (j)	42,549	222

Series 2015-104, IO, 0.36%, 5/16/2055 (j)	12,703	250

Series 2013-178, IO, 0.20%, 6/16/2055 (j)	25,465	342

Series 2016-102, IO, 0.66%, 10/16/2055 (j)	17,125	550

Series 2015-33, IO, 0.66%, 2/16/2056 (j)	22,148	730

Series 2015-59, IO, 0.91%, 6/16/2056 (j)	7,594	284

Series 2016-97, IO, 0.97%, 7/16/2056 (j)	28,006	1,562

Series 2016-143, IO, 0.85%, 10/16/2056	24,861	1,278

Series 2017-76, IO, 0.88%, 12/16/2056 (j)	13,408	732

Series 2014-89, IO, 0.28%, 1/16/2057 (j)	17,315	325

Series 2016-177, IO, 0.52%, 1/16/2057 (j)	34,807	1,236

Series 2014-110, IO, 0.53%, 1/16/2057 (j)	14,221	363

Series 2015-172, IO, 0.69%, 3/16/2057 (j)	10,960	327

Series 2017-72, IO, 0.61%, 4/16/2057 (j)	45,467	2,271

Series 2016-13, IO, 0.79%, 4/16/2057 (j)	13,048	534

Series 2015-188, IO, 0.43%, 7/16/2057 (j)	34,744	726

Series 2015-115, IO, 0.48%, 7/16/2057 (j)	3,383	97

Series 2016-40, IO, 0.64%, 7/16/2057 (j)	29,295	956

Series 2016-36, IO, 0.74%, 8/16/2057 (j)	9,379	383

Series 2017-146, IO, 0.59%, 9/16/2057 (j)	27,118	1,167

Series 2017-151, IO, 0.71%, 9/16/2057 (j)	16,780	856

Series 2017-173, IO, 0.85%, 9/16/2057 (j)	9,692	540

Series 2016-105, IO, 0.81%, 10/16/2057 (j)	36,930	1,493

Series 2016-157, IO, 0.89%, 11/16/2057 (j)	29,249	1,601

Series 2016-56, IO, 0.89%, 11/16/2057 (j)	26,983	1,317

Series 2016-71, Class QI, IO, 0.92%, 11/16/2057 (j)	63,537	3,210

Series 2016-96, IO, 0.80%, 12/16/2057 (j)	34,962	1,660

Series 2016-133, IO, 0.83%, 12/16/2057 (j)	33,731	1,485

Series 2016-94, IO, 0.86%, 12/16/2057 (j)	2,515	109

Series 2016-155, IO, 0.75%, 2/16/2058 (j)	51,175	2,522

Series 2016-35, IO, 0.77%, 3/16/2058 (j)	19,909	890

Series 2016-130, IO, 0.85%, 3/16/2058 (j)	28,420	1,328

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2016-92, IO, 0.78%, 4/16/2058 (j)	648	29

Series 2016-119, IO, 0.90%, 4/16/2058 (j)	93,129	4,181

Series 2016-151, IO, 1.01%, 6/16/2058 (j)	81,065	4,593

Series 2017-41, IO, 0.69%, 7/16/2058 (j)	14,428	632

Series 2016-87, IO, 0.90%, 8/16/2058 (j)	26,802	1,202

Series 2017-16, IO, 0.51%, 9/16/2058 (j)	28,799	1,128

Series 2016-175, IO, 0.73%, 9/16/2058 (j)	26,287	1,226

Series 2017-3, IO, 0.81%, 9/16/2058 (j)	55,357	2,721

Series 2017-54, IO, 0.58%, 12/16/2058 (j)	17,980	885

Series 2017-81, IO, 0.60%, 12/16/2058 (j)	7,597	325

Series 2017-70, IO, 0.60%, 2/16/2059 (j)	7,837	405

Series 2018-45, IO, 0.57%, 3/16/2059 (j)	16,787	833

Series 2017-105, IO, 0.58%, 5/16/2059 (j)	25,367	1,396

Series 2017-23, IO, 0.62%, 5/16/2059 (j)	16,278	750

Series 2017-35, IO, 0.66%, 5/16/2059 (j)	15,438	768

Series 2017-86, IO, 0.78%, 5/16/2059 (j)	6,476	342

Series 2017-51, IO, 0.82%, 5/16/2059 (j)	8,904	474

Series 2017-148, IO, 0.58%, 7/16/2059 (j)	19,577	901

Series 2017-69, IO, 0.85%, 7/16/2059 (j)	9,095	480

Series 2017-126, IO, 0.73%, 8/16/2059 (j)	31,625	1,714

Series 2017-171, IO, 0.66%, 9/16/2059 (j)	3,022	161

Series 2018-57, IO, 0.43%, 10/16/2059 (j)	82,380	3,858

Series 2018-4, IO, 0.58%, 10/16/2059 (j)	6,483	333

Series 2017-157, IO, 0.58%, 12/16/2059 (j)	15,435	859

Series 2018-9, IO, 0.50%, 1/16/2060 (j)	132,617	6,222

Series 2019-135, IO, 0.74%, 2/16/2060 (j)	30,081	1,810

Series 2019-67, IO, 0.89%, 2/16/2060 (j)	16,568	1,128

Series 2018-106, IO, 0.64%, 4/16/2060 (j)	14,076	838

Series 2018-119, IO, 0.69%, 5/16/2060 (j)	16,183	1,024

Series 2018-85, IO, 0.52%, 7/16/2060 (j)	11,197	648

Series 2018-98, IO, 0.48%, 8/16/2060 (j)	62,248	2,855

Series 2019-9, IO, 0.69%, 8/16/2060 (j)	22,026	1,384

Series 2019-114, IO, 1.14%, 2/16/2061 (j)	55,514	4,507

Series 2019-32, IO, 0.59%, 5/16/2061 (j)	60,599	3,790

Series 2019-53, Class IA, IO, 0.78%, 6/16/2061 (j)	5,566	401

Series 2019-155, IO, 0.63%, 7/16/2061 (j)	153,571	9,142

Series 2021-153, Class SA, IO, 3.60%, 8/16/2061 (j) (l)	55,000	12,479

Series 2020-28, IO, 0.86%, 11/16/2061 (j)	19,807	1,496

Series 2020-56, IO, 0.96%, 11/16/2061 (j)	61,847	4,604

Series 2020-124, IO, 1.08%, 12/16/2061 (j)	13,711	1,153

Series 2019-144, IO, 0.85%, 1/16/2062 (j)	22,180	1,786

Series 2019-130, IO, 0.87%, 1/16/2062 (j)	17,016	1,431

Series 2020-40, IO, 1.12%, 1/16/2062 (j)	54,157	4,467

Series 2020-14, IO, 0.71%, 2/16/2062 (j)	135,236	9,026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-2, IO, 0.77%, 3/16/2062 (j)	68,364	4,235

Series 2020-27, IO, 0.82%, 3/16/2062 (j)	31,242	2,176

Series 2020-143, Class IB, IO, 0.89%, 3/16/2062 (j)	62,179	4,700

Series 2020-110, IO, 1.05%, 3/16/2062 (j)	33,249	2,663

Series 2020-94, IO, 1.09%, 3/16/2062 (j)	91,730	7,589

Series 2020-143, IO, 1.14%, 3/16/2062 (j)	31,656	2,822

Series 2020-73, IO, 1.26%, 3/16/2062 (j)	45,924	4,156

Series 2020-10, IO, 0.73%, 4/16/2062 (j)	45,155	2,933

Series 2020-23, IO, 0.73%, 4/16/2062 (j)	128,572	9,044

Series 2020-38, IO, 0.89%, 4/16/2062 (j)	132,018	9,814

Series 2020-70, IO, 0.92%, 4/16/2062 (j)	57,006	4,244

Series 2020-54, IO, 0.98%, 4/16/2062 (j)	184,497	14,475

Series 2020-89, Class IA, IO, 1.21%, 4/16/2062 (j)	56,708	5,303

Series 2020-69, Class IA, IO, 1.33%, 4/16/2062 (j)	22,005	2,071

Series 2020-120, IO, 0.85%, 5/16/2062 (j)	9,335	716

Series 2020-91, Class IU, IO, 1.09%, 5/16/2062 (j)	191,153	15,921

Series 2020-72, IO, 1.15%, 5/16/2062 (j)	141,600	12,571

Series 2020-50, IO, 0.69%, 6/16/2062 (j)	62,153	4,289

Series 2020-106, Class IC, IO, 0.82%, 6/16/2062 (j)	188,401	13,945

Series 2020-108, IO, 0.91%, 6/16/2062 (j)	41,778	3,242

Series 2020-118, IO, 0.97%, 6/16/2062 (j)	75,213	6,223

Series 2020-147, IO, 0.97%, 6/16/2062 (j)	186,129	15,700

Series 2020-169, IO, 0.93%, 7/16/2062 (j)	419,525	33,642

Series 2020-161, IO, 1.05%, 8/16/2062 (j)	24,467	2,178

Series 2020-136, IO, 1.13%, 8/16/2062 (j)	62,420	5,852

Series 2020-111, IO, 0.97%, 9/15/2062 (j)	20,247	1,580

Series 2020-114, IO, 0.89%, 9/16/2062 (j)	95,587	8,679

Series 2020-158, IO, 0.89%, 9/16/2062 (j)	64,403	5,092

Series 2021-88, IO, 0.91%, 9/16/2062 (j)	350,683	28,409

Series 2021-3, IO, 0.92%, 9/16/2062 (j)	234,461	19,404

Series 2020-192, IO, 0.99%, 9/16/2062 (j)	69,365	5,813

Series 2020-172, IO, 1.19%, 9/16/2062 (j)	48,739	4,662

Series 2021-102, IO, 0.88%, 10/16/2062 (j)	29,916	2,407

Series 2021-71, IO, 0.89%, 10/16/2062 (j)	180,924	14,699

Series 2020-128, IO, 0.98%, 10/16/2062 (j)	63,007	5,326

Series 2021-33, IO, 0.99%, 10/16/2062 (j)	238,510	20,524

Series 2020-159, IO, 1.05%, 10/16/2062 (j)	32,932	2,881

Series 2020-190, IO, 1.06%, 11/16/2062 (j)	69,279	6,430

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	211

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2021-80, IO, 0.91%, 12/16/2062 (j)	26,901	2,267

Series 2020-195, IO, 0.97%, 12/16/2062 (j)	39,498	3,409

Series 2020-150, IO, 0.97%, 12/16/2062 (j)	96,565	9,344

Series 2021-35, IO, 1.01%, 12/16/2062 (j)	106,034	9,586

Series 2021-11, IO, 1.02%, 12/16/2062 (j)	120,688	10,811

Series 2021-40, IO, 0.84%, 2/16/2063 (j)	54,552	4,305

Series 2021-120, IO, 1.01%, 2/16/2063 (j)	49,938	4,493

Series 2020-145, IO, 0.73%, 3/16/2063 (j)	36,811	2,547

Series 2021-101, IO, 0.71%, 4/16/2063 (j)	148,777	10,634

Series 2021-106, IO, 0.92%, 4/16/2063 (j)	209,153	17,313

Series 2021-151, IO, 0.95%, 4/16/2063 (j)	114,700	10,072

Series 2021-22, IO, 0.99%, 5/16/2063 (j)	59,243	5,285

Series 2021-10, IO, 1.00%, 5/16/2063 (j)	79,091	7,042

Series 2021-133, IO, 0.89%, 7/16/2063 (j)	99,877	8,354

Series 2021-112, IO, 0.96%, 10/16/2063 (j)	22,477	1,966

Series 2021-110, IO, 0.89%, 11/16/2063 (j)	2,972	250

Series 2021-150, IO, 1.04%, 11/16/2063	30,000	2,691

GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	34,265	3,058

GS Mortgage Securities Trust

Series 2012-GCJ9, Class D, 4.90%, 11/10/2045 ‡ (a) (j)	400	404

Series 2013-GC12, Class E, 3.25%, 6/10/2046 ‡ (a)	3,550	3,217

Series 2013-GC12, Class D, 4.59%, 6/10/2046 ‡ (a) (j)	4,880	4,854

Series 2015-GC28, Class D, 4.46%, 2/10/2048 ‡ (a) (j)	2,000	2,028

Series 2015-GC32, Class D, 3.35%, 7/10/2048 ‡	4,521	4,334

Series 2015-GC32, Class E, 4.61%, 7/10/2048 ‡ (a) (j)	4,000	3,222

Series 2015-GC34, Class D, 2.98%, 10/10/2048 ‡	12,874	11,692

Series 2016-GS3, Class C, 4.13%, 10/10/2049 ‡ (j)	3,250	3,430

Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (a) (j)	5,547	5,441

Series 2015-GC30, Class D, 3.38%, 5/10/2050 ‡	4,000	3,983

Series 2019-GC40, Class E, 3.00%, 7/10/2052 ‡ (a)	2,250	1,973

Series 2019-GC42, Class D, 2.80%, 9/1/2052 ‡ (a)	11,880	11,239

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-GSA1, Class XB, IO, 0.42%, 11/10/2052 (j)	39,035	977

Series 2020-GC45, Class XA, IO, 0.79%, 2/13/2053 (j)	74,783	3,469

Series 2020-GC45, Class D, 2.85%, 2/13/2053 ‡ (a) (j)	3,000	2,756

Series 2020-GC45, Class E, 2.85%, 2/13/2053 ‡ (a) (j)	7,000	5,969

Series 2020-GC47, Class XA, IO, 1.25%, 5/12/2053 (j)	80,822	6,867

Series 2020-GSA2, Class XA, IO, 1.85%, 12/12/2053 (a) (j)	187,568	23,769

Series 2020-GSA2, Class D, 2.25%, 12/12/2053 ‡ (a)	18,158	16,329

Series 2020-GSA2, Class E, 2.25%, 12/12/2053 ‡ (a)	4,000	3,300

Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (j)	7,413	7,460

Jackson Park Trust

Series 2019-LIC, Class E, 3.35%, 10/14/2039 ‡ (a) (j)	3,725	3,534

Series 2019-LIC, Class F, 3.35%, 10/14/2039 ‡ (a) (j)	28,015	25,226

JPMBB Commercial Mortgage Securities Trust

Series 2013-C15, Class E, 3.50%, 11/15/2045 ‡ (a)	3,000	2,857

Series 2015-C31, Class B, 4.77%, 8/15/2048 ‡ (j)	2,000	2,195

Series 2015-C31, Class C, 4.77%, 8/15/2048 ‡ (j)	5,000	5,334

Series 2015-C33, Class D2, 4.27%, 12/15/2048 ‡ (a) (j)	1,000	943

Series 2016-C1, Class D1, 4.40%, 3/15/2049 ‡ (a) (j)	1,500	1,560

JPMCC Commercial Mortgage Securities Trust

Series 2017-JP5, Class XB, IO, 0.68%, 3/15/2050 (j)	31,917	933

Series 2017-JP5, Class D, 4.76%, 3/15/2050 ‡ (a) (j)	1,000	1,025

Series 2017-JP7, Class D, 4.54%, 9/15/2050 ‡ (a) (j)	367	374

JPMCC Re-REMIC Trust Series 2015-FRR2, Class BK39, PO, 8/27/2047 (a)	1,500	1,338

JPMDB Commercial Mortgage Securities Trust

Series 2017-C7, Class C, 4.30%, 10/15/2050 (j)	5,000	5,451

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2019-COR6, Class D, 2.50%, 11/13/2052 ‡ (a)	9,875	9,059

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2013-C16, Class D, 5.19%, 12/15/2046 ‡ (a) (j)	1,250	1,281

Series 2015-JP1, Class E, 4.39%, 1/15/2049 ‡ (a) (j)	3,250	2,786

Series 2015-JP1, Class C, 4.89%, 1/15/2049 ‡ (j)	1,000	1,091

Series 2016-JP3, Class D, 3.60%, 8/15/2049 ‡ (a) (j)	8,122	7,200

KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 2.15%, 12/15/2037 ‡ (a) (j)	5,250	5,257

LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.10%, 7/15/2044 (j)	18	17

LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (j)	148	79

MF1 Multi-Family Housing Mortgage Loan Trust Series 2019-Q009, Class B, 2.84%, 4/25/2024 ‡ (a) (j)	640	640

MHC Commercial Mortgage Trust Series 2021-MHC, Class G, 3.30%, 4/15/2038 ‡ (a) (j)	9,600	9,666

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2012-C5, Class E, 4.82%, 8/15/2045 ‡ (a) (j)	2,530	2,553

Series 2014-C14, Class D, 5.22%, 2/15/2047 ‡ (a) (j)	5,350	5,570

Series 2014-C15, Class D, 5.06%, 4/15/2047 ‡ (a) (j)	1,000	1,037

Series 2014-C16, Class B, 4.49%, 6/15/2047 ‡ (j)	11,000	11,409

Series 2014-C16, Class C, 4.93%, 6/15/2047 ‡ (j)	2,300	2,282

Series 2014-C17, Class C, 4.63%, 8/15/2047 ‡ (j)	4,000	4,224

Series 2014-C17, Class D, 4.88%, 8/15/2047 ‡ (a) (j)	9,393	9,062

Series 2014-C18, Class D, 3.39%, 10/15/2047 ‡ (a)	7,157	6,498

Series 2015-C27, Class E, 3.24%, 12/15/2047 ‡ (a) (j)	2,500	1,973

Series 2015-C27, Class F, 3.24%, 12/15/2047 ‡ (a) (j)	6,334	3,980

Series 2014-C19, Class D, 3.25%, 12/15/2047 ‡ (a)	2,000	1,988

Series 2014-C19, Class E, 3.25%, 12/15/2047 ‡ (a)	6,500	4,834

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-C20, Class D, 3.07%, 2/15/2048 ‡ (a)	3,086	3,010

Series 2015-C21, Class XA, IO, 1.01%, 3/15/2048 (j)	21,724	520

Series 2015-C21, Class B, 3.85%, 3/15/2048 ‡ (j)	4,000	4,147

Series 2015-C24, Class D, 3.26%, 5/15/2048 ‡ (a)	3,000	2,937

Series 2015-C26, Class D, 3.06%, 10/15/2048 ‡ (a)	4,000	3,919

Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (j)	4,350	4,710

Series 2015-C23, Class D, 4.28%, 7/15/2050 ‡ (a) (j)	1,500	1,521

Morgan Stanley Capital I Series 2017-HR2, Class C, 4.36%, 12/15/2050 ‡ (j)	1,200	1,314

Morgan Stanley Capital I Trust

Series 2018-MP, Class D, 4.42%, 7/11/2040 ‡ (a) (j)	1,000	995

Series 2007-T27, Class C, 6.21%, 6/11/2042 ‡ (a) (j)	6,633	6,671

Series 2015-UBS8, Class B, 4.32%, 12/15/2048 ‡ (j)	8,331	8,600

Series 2016-UB11, Class C, 3.69%, 8/15/2049 ‡ (j)	2,000	2,057

Series 2019-L3, Class D, 2.50%, 11/15/2052 (a)	4,500	4,136

Series 2020-L4, Class D, 2.50%, 2/15/2053 ‡ (a)	10,000	9,262

Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053 (j)	19,648	2,667

Series 2021-L5, Class XB, IO, 0.84%, 5/15/2054 (j)	60,000	3,918

Series 2021-L5, Class XA, IO, 1.42%, 5/15/2054 (j)	163,330	15,669

Series 2021-L5, Class D, 2.50%, 5/15/2054 ‡ (a)	1,818	1,628

Series 2021-L5, Class E, 2.50%, 5/15/2054 ‡ (a)	4,234	3,600

Series 2021-L5, Class C, 3.16%, 5/15/2054 ‡	6,000	6,196

Series 2021-L6, Class A4, 2.44%, 6/15/2054	14,994	15,570

Series 2021-L6, Class D, 2.50%, 6/15/2054 ‡ (a)	13,685	12,226

Series 2021-L6, Class E, 2.50%, 6/15/2054 ‡ (a)	5,500	4,630

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	213

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2021-L6, Class C, 3.58%, 6/15/2054 ‡ (j)	4,500	4,708

MRCD MARK Mortgage Trust

Series 2019-PARK, Class G, 2.72%, 12/15/2036 ‡ (a)	13,337	12,873

Series 2019-PARK, Class J, 4.25%, 12/15/2036 ‡ (a)	20,000	19,421

Multi-Family Connecticut Avenue Securities Trust

Series 2019-01, Class M7, 1.78%, 10/15/2049 ‡ (a)(j)	5,313	5,289

Series 2019-01, Class M10, 3.33%, 10/15/2049 ‡ (a) (j)	31,463	31,704

Series 2020-01, Class M10, 3.83%, 3/25/2050 ‡ (a) (j)	30,000	31,421

NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.31%, 4/10/2043 ‡ (a) (j)	5,000	4,366

PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 2.75%, 4/14/2036 ‡ (a) (j)	3,500	3,491

SBALR Commercial Mortgage Trust

Series 2020-RR1, Class XA, IO, 1.41%, 2/13/2053 (a) (j)	94,294	8,152

Series 2020-RR1, Class A2, 2.53%, 2/13/2053 (a)	4,000	4,144

Series 2020-RR1, Class B, 3.48%, 2/13/2053 ‡ (a)	11,440	12,269

Series 2020-RR1, Class C, 3.98%, 2/13/2053 ‡ (a) (j)	4,750	5,010

Series 2020-RR1, Class D, 4.20%, 2/13/2053 ‡ (a) (j)	9,750	9,825

Series RR Trust Series 2015-1, Class B, PO, 4/26/2048 (a)	14,737	13,382

SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048 ‡	2,000	2,109

SLG Office Trust

Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	32,123	33,787

Series 2021-OVA, Class G, 2.85%, 7/15/2041 ‡ (a)	10,000	9,221

TPGI Trust Series 2021-DGWD, Class A, 0.80%, 6/15/2026 (a) (j)	16,703	16,719

UBS Commercial Mortgage Trust

Series 2017-C1, Class C, 4.44%, 6/15/2050 ‡	5,330	5,327

Series 2017-C2, Class C, 4.30%, 8/15/2050 ‡ (j)	7,250	7,712

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-C5, Class C, 4.46%, 11/15/2050 ‡ (j)	1,000	1,060

Series 2018-C11, Class XB, IO, 0.38%, 6/15/2051 (j)	100,000	2,149

Series 2018-C11, Class B, 4.71%, 6/15/2051 (j)	5,000	5,636

UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class D, 5.21%, 8/10/2049 ‡ (a) (j)	3,000	3,064

Velocity Commercial Capital Loan Trust

Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (j)	2,771	2,873

Series 2018-2, Class M2, 4.51%, 10/26/2048 ‡ (a) (j)	212	220

Series 2018-2, Class M3, 4.72%, 10/26/2048 ‡ (a) (j)	391	402

Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (j)	2,984	3,090

Series 2019-1, Class M1, 3.94%, 3/25/2049 ‡ (a) (j)	5,953	6,202

Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (j)	5,546	5,670

Series 2021-1, Class A, 1.40%, 5/25/2051 (a) (j)	14,564	14,525

Series 2021-1, Class M1, 1.79%, 5/25/2051 ‡ (a) (j)	4,278	4,261

Series 2021-1, Class M2, 2.26%, 5/25/2051 ‡ (a) (j)	2,421	2,414

Series 2021-2, Class A, 1.52%, 8/25/2051 (a)(j)	6,158	6,201

Washington State Housing Finance Commission Series 2021-1, Class X, IO, 0.73%, 12/20/2035 (j)	94,671	5,888

Wells Fargo Commercial Mortgage Trust

Series 2014-LC18, Class D, 3.96%, 12/15/2047 ‡ (a) (j)	4,000	3,730

Series 2015-C26, Class D, 3.59%, 2/15/2048 ‡ (a)	3,000	2,990

Series 2015-C27, Class C, 3.89%, 2/15/2048 ‡	3,500	3,521

Series 2015-NXS1, Class E, 2.88%, 5/15/2048 ‡ (a) (j)	9,230	8,176

Series 2015-C29, Class D, 4.36%, 6/15/2048 ‡ (j)	2,000	2,029

Series 2016-C35, Class D, 3.14%, 7/15/2048 ‡ (a)	3,000	2,467

Series 2016-C35, Class C, 4.18%, 7/15/2048 ‡ (j)	3,000	3,113

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2016-NXS6, Class B, 3.81%, 11/15/2049 ‡	450	482

Series 2017-RB1, Class D, 3.40%, 3/15/2050 ‡ (a)	1,500	1,433

Series 2017-C38, Class D, 3.00%, 7/15/2050 ‡ (a)	4,500	4,172

Series 2017-C42, Class D, 2.80%, 12/15/2050 (a) (j)	1,185	1,078

Series 2018-C44, Class XB, IO, 0.29%, 5/15/2051 (j)	70,000	872

Series 2018-C46, Class D, 3.00%, 8/15/2051 (a)	1,890	1,683

Series 2018-C48, Class A5, 4.30%, 1/15/2052	4,700	5,489

Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (j)	2,000	2,263

Series 2019-C52, Class XA, IO, 1.76%, 8/15/2052 (j)	16,208	1,604

Series 2020-C55, Class D, 2.50%, 2/15/2053 ‡ (a)	4,500	4,042

Series 2020-C55, Class E, 2.50%, 2/15/2053 ‡ (a)	6,850	5,381

Series 2021-C59, Class D, 2.50%, 4/15/2054 ‡ (a)	2,500	2,270

Series 2021-C59, Class E, 2.50%, 4/15/2054 ‡ (a)	5,000	4,248

Series 2015-NXS3, Class D, 3.15%, 9/15/2057 ‡ (a)	2,000	1,962

Series 2015-NXS2, Class D, 4.44%, 7/15/2058 ‡ (j)	2,226	2,097

Series 2015-LC22, Class D, 4.71%, 9/15/2058 (j)	5,107	5,230

Series 2016-C32, Class D, 3.79%, 1/15/2059 ‡ (a) (j)	4,000	3,962

Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class BK20, PO, 5/27/2045 (a)	8,000	7,763

WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 4.05%, 9/15/2057 ‡ (a) (j)	6,540	6,145

Total Commercial Mortgage-Backed Securities (Cost $3,696,316)		3,747,188

Asset-Backed Securities — 15.8%

ABFC Trust Series 2002-OPT1, Class M1, 1.18%, 5/25/2032 ‡ (j)	158	159

ACC Trust

Series 2019-1, Class B, 4.47%, 10/20/2022 (a)	2,898	2,918

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-A, Class A, 6.00%, 3/20/2023 (a)	2,906	2,964

Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	12,470	12,630

Series 2021-1, Class A, 0.74%, 11/20/2023 (a)	5,064	5,064

Series 2019-1, Class C, 6.41%, 2/20/2024 (a)	5,732	5,873

Series 2021-1, Class B, 1.43%, 7/22/2024 (a)	8,157	8,155

Series 2019-2, Class C, 5.24%, 10/21/2024 (a)	11,285	11,633

Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	4,455	4,462

Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	13,004	12,987

Accelerated Assets LLC

Series 2018-1, Class B, 4.51%, 12/2/2033 ‡ (a)	292	302

Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	633	668

Affirm Asset Securitization Trust

Series 2021-A, Class B, 1.06%, 8/15/2025 ‡ (a)	900	902

Series 2021-A, Class C, 1.66%, 8/15/2025 ‡ (a)	630	633

Series 2021-A, Class D, 3.49%, 8/15/2025 ‡ (a)	750	761

American Credit Acceptance Receivables Trust

Series 2018-3, Class E, 5.17%, 10/15/2024 (a)	1,810	1,869

Series 2018-3, Class F, 6.44%, 6/12/2025 (a)	5,010	5,196

Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	4,673	4,856

Series 2019-4, Class D, 2.97%, 12/12/2025 (a)	5,600	5,766

Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	13,050	13,598

Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	10,080	10,431

Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	2,000	2,092

Series 2019-3, Class F, 5.42%, 5/12/2026 (a)	710	741

Series 2020-2, Class D, 5.65%, 5/13/2026 (a)	2,400	2,590

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	215

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-2, Class F, 5.81%, 6/12/2026 (a)	2,000	2,101

Series 2020-3, Class E, 3.88%, 8/13/2026 (a)	3,000	3,122

Series 2019-4, Class F, 5.37%, 9/14/2026 (a)	5,180	5,408

Series 2020-1, Class F, 4.75%, 11/13/2026 (a)	13,460	13,895

Series 2021-1, Class C, 0.83%, 3/15/2027 (a)	9,361	9,380

Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	5,386	5,391

Series 2021-1, Class E, 2.29%, 3/15/2027 (a)	4,500	4,503

Series 2021-2, Class C, 0.97%, 7/13/2027 (a)	6,167	6,190

Series 2021-2, Class D, 1.34%, 7/13/2027 (a)	4,920	4,938

Series 2021-2, Class E, 2.54%, 7/13/2027 (a)	17,000	17,058

Series 2020-4, Class F, 5.22%, 8/13/2027 (a)	5,000	5,192

Series 2021-3, Class C, 0.98%, 11/15/2027 (a)	9,433	9,443

Series 2021-3, Class D, 1.34%, 11/15/2027 (a)	8,832	8,827

Series 2021-3, Class E, 2.56%, 11/15/2027 (a)	12,406	12,385

Series 2021-1, Class F, 4.01%, 11/15/2027 (a)	900	915

Series 2021-2, Class F, 3.73%, 1/13/2028 (a)	5,425	5,441

Series 2021-3, Class F, 3.64%, 5/15/2028 (a)	10,175	10,156

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, Class M2, 2.56%, 12/25/2033 ‡ (j)	20	21

AMSR Trust

Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	10,005	10,453

Series 2020-SFR2, Class H, 5.25%, 7/17/2037 ‡ (a)	7,500	7,779

Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (a)	2,325	2,311

Series 2020-SFR5, Class F, 2.69%, 11/17/2037 ‡ (a)	3,000	2,968

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-SFR4, Class F, 2.86%, 11/17/2037 ‡ (a)	15,556	15,492

Series 2020-SFR5, Class G, 4.11%, 11/17/2037 (a)	7,300	7,453

Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a)	5,310	5,417

Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a)	2,125	2,218

Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a)	2,125	2,276

Applebee’s Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/7/2049 (a)	8,025	8,506

Aqua Finance Trust

Series 2019-A, Class C, 4.01%, 7/16/2040 ‡ (a)	7,400	7,724

Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (a)	4,250	4,472

Arivo Acceptance Auto Loan Receivables Trust

Series 2019-1, Class B, 3.37%, 6/15/2025 (a)	4,500	4,599

Series 2019-1, Class C, 4.35%, 6/15/2026 (a)	1,500	1,536

Avis Budget Rental Car Funding AESOP LLC

Series 2018-1A, Class C, 4.73%, 9/20/2024 (a)	560	593

Series 2019-2A, Class C, 4.24%, 9/22/2025 (a)	3,000	3,220

Series 2019-3A, Class B, 2.65%, 3/20/2026 (a)	3,000	3,132

Series 2020-1A, Class D, 3.34%, 8/20/2026 (a)	8,000	8,033

BlueMountain CLO Ltd. (Cayman Islands) Series 2012-2A, Class DR2, 3.03%, 11/20/2028 ‡ (a) (j)	600	595

Business Jet Securities LLC

Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	7,285	7,502

Series 2019-1, Class C, 6.95%, 7/15/2034 ‡ (a)	3,633	3,776

Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	6,239	6,364

Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	4,862	5,010

Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	6,953	7,276

Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	20,411	20,550

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (a)	3,705	3,748

Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	3,758	3,792

BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 ‡ (a)	1,512	1,583

Camillo Issuer LLC Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	944	979

Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	2,791	2,896

CARS-DB4 LP

Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	3,493	3,588

Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	2,994	3,131

Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (a)	3,500	3,625

Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	4,290	4,518

Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	4,510	4,735

CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	6,360	6,315

Carvana Auto Receivables Trust

Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	2,000	2,060

Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	4,591	4,757

Series 2019-1A, Class E, 5.64%, 1/15/2026 (a)	500	537

Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	3,000	3,206

Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	9,700	10,176

Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	6,990	7,327

Series 2020-P1, Class N, 2.84%, 9/8/2027 (a)	1,139	1,141

Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (j)	7,286	7,620

Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 ‡ (h)	147	151

CF Hippolyta LLC Series 2020-1, Class B1, 2.28%, 7/15/2060 ‡ (a)	4,222	4,310

CIG Auto Receivables Trust Series 2019-1A, Class D, 4.85%, 5/15/2026 (a)	1,660	1,701

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Conn’s Receivables Funding LLC

Series 2019-B, Class B, 3.62%, 6/17/2024 ‡ (a)	399	399

Series 2019-B, Class C, 4.60%, 6/17/2024 ‡ (a)	4,800	4,818

Series 2020-A, Class C, 4.20%, 6/16/2025 ‡ (a)	4,648	4,664

Consumer Loan Underlying Bond Credit Trust

Series 2018-P2, Class C, 5.21%, 10/15/2025 ‡ (a)	1,163	1,182

Series 2020-P1, Class C, 4.61%, 3/15/2028 ‡ (a)	7,000	7,189

CoreVest American Finance Trust

Series 2019-1, Class E, 5.49%, 3/15/2052 ‡ (a)	575	641

Series 2019-2, Class E, 5.36%, 6/15/2052 ‡ (a) (j)	1,250	1,379

Series 2019-3, Class XB, IO, 1.56%, 10/15/2052 (a) (j)	53,875	4,618

Series 2019-3, Class XA, IO, 2.20%, 10/15/2052 (a) (j)	36,611	2,465

Series 2019-3, Class D, 3.76%, 10/15/2052 ‡ (a)	8,689	9,260

Series 2019-3, Class E, 4.91%, 10/15/2052 ‡ (a) (j)	3,650	3,926

CPS Auto Receivables Trust

Series 2020-A, Class D, 2.90%, 12/15/2025 (a)	4,200	4,315

Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	2,875	2,871

Series 2021-A, Class E, 2.53%, 3/15/2028 (a)	3,100	3,091

Series 2021-B, Class E, 3.41%, 6/15/2028 (a)	6,750	6,835

Credit Acceptance Auto Loan Trust

Series 2020-1A, Class B, 2.39%, 4/16/2029 (a)	4,550	4,668

Series 2021-3A, Class A, 1.00%, 5/15/2030 (a)	4,681	4,701

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 0.80%, 7/25/2034 ‡ (j)	1,110	1,102

DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051 ‡ (a)	3,800	3,874

Diamond Resorts Owner Trust

Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	550	558

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	217

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-1A, Class D, 5.25%, 2/20/2032 ‡ (a)	1,982	2,055

Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (a) (h)	6,825	6,825

Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2II, 3.15%, 4/25/2051 (a)	3,990	4,253

Drive Auto Receivables Trust

Series 2017-1, Class D, 3.84%, 3/15/2023	18	18

Series 2018-3, Class D, 4.30%, 9/16/2024	1,005	1,024

Series 2020-1, Class D, 2.70%, 5/17/2027	2,000	2,054

Driven Brands Funding LLC

Series 2019-1A, Class A2, 4.64%, 4/20/2049 (a)	1,950	2,104

Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	3,901	4,133

Series 2020-1A, Class A2, 3.79%, 7/20/2050 (a)	495	522

DT Auto Owner Trust

Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	328	331

Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	1,000	1,028

Series 2017-4A, Class E, 5.15%, 11/15/2024 (a)	1,347	1,354

Series 2018-1A, Class E, 5.42%, 3/17/2025 (a)	1,055	1,068

Series 2019-3A, Class D, 2.96%, 4/15/2025 (a)	2,300	2,371

Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	5,260	5,417

Series 2018-3A, Class E, 5.33%, 11/17/2025(a)	1,340	1,403

Series 2019-1A, Class E, 4.94%, 2/17/2026 (a)	4,520	4,762

Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	3,437	3,571

Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	3,770	4,072

Series 2019-3A, Class E, 3.85%, 8/17/2026 (a)	10,500	10,890

Series 2019-4A, Class E, 3.93%, 10/15/2026 (a)	13,080	13,594

Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	2,633	2,632

Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	2,022	2,033

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	10,750	11,170

Series 2020-2A, Class E, 7.17%, 6/15/2027 (a)	6,880	7,702

Series 2020-3A, Class E, 3.62%, 10/15/2027 (a)	5,300	5,527

Series 2021-1A, Class E, 2.38%, 1/18/2028 (a)	2,000	1,998

Series 2021-2A, Class E, 2.97%, 7/17/2028 (a)	6,500	6,586

Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	3,405	3,395

E3 (Cayman Islands) Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	830	837

Elara HGV Timeshare Issuer LLC Series 2019-A, Class C, 3.45%, 1/25/2034 ‡ (a)	1,569	1,588

Exeter Automobile Receivables Trust

Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	299	303

Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	867	879

Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	1,451	1,484

Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	9,255	9,798

Series 2018-1A, Class E, 4.64%, 10/15/2024 (a)	2,260	2,332

Series 2017-3A, Class D, 5.28%, 10/15/2024 (a)	1,000	1,026

Series 2019-1A, Class D, 4.13%, 12/16/2024 (a)	14,475	14,899

Series 2020-1A, Class C, 2.49%, 1/15/2025 (a)	4,940	5,010

Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	6,591	6,777

Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	2,900	3,050

Series 2018-4A, Class E, 5.38%, 7/15/2025 (a)	5,555	5,819

Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	4,260	4,411

Series 2018-3A, Class F, 6.55%, 8/25/2025 (a)	5,130	5,417

Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	10,000	10,316

Series 2019-1A, Class E, 5.20%, 1/15/2026 (a)	9,375	9,944

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	10,000	10,663

Series 2019-2A, Class E, 4.68%, 5/15/2026 (a)	9,160	9,723

Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	5,000	5,185

Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	20,572	21,636

Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	36,335	37,533

Series 2021-1A, Class D, 1.08%, 11/16/2026	13,609	13,622

Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	35,090	36,225

Series 2021-2A, Class D, 1.40%, 4/15/2027	14,798	14,827

Series 2020-2A, Class E, 7.19%, 9/15/2027 (a)	10,510	11,779

Series 2021-1A, Class E, 2.21%, 2/15/2028 (a)	33,320	33,346

Series 2021-2A, Class E, 2.90%, 7/17/2028 (a)	11,717	11,781

FirstKey Homes Trust

Series 2020-SFR1, Class F2, 4.28%, 8/17/2037 ‡ (a)	9,000	9,318

Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 ‡ (a)	7,333	7,373

Flagship Credit Auto Trust

Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	175	179

Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	530	541

Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	3,833	4,003

Series 2020-1, Class D, 2.48%, 3/16/2026 (a)	4,000	4,119

Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	4,500	4,745

Series 2021-3, Class E, 3.32%, 12/15/2028 (a)	6,401	6,419

Foundation Finance Trust

Series 2019-1A, Class B, 4.22%, 11/15/2034 (a)	855	914

Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (a)	3,055	3,366

FREED ABS Trust

Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	1,737	1,743

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-1, Class C, 5.39%, 6/18/2026 ‡ (a)	16,050	16,392

Series 2019-2, Class C, 4.86%, 11/18/2026 ‡ (a)	7,000	7,191

Series 2020-FP1, Class B, 3.06%, 3/18/2027 ‡ (a)	6,150	6,218

Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (a)	11,250	11,492

Series 2020-2CP, Class B, 5.50%, 6/18/2027 ‡ (a)	2,929	2,992

Series 2020-3FP, Class B, 4.18%, 9/20/2027 ‡ (a)	2,513	2,538

Series 2021-1CP, Class B, 1.41%, 3/20/2028 ‡ (a)	3,250	3,263

Series 2021-1CP, Class C, 2.83%, 3/20/2028 ‡ (a)	1,400	1,419

Series 2021-2, Class C, 1.94%, 6/19/2028 ‡ (a)	2,796	2,800

Genesis Sales Finance Master Trust Series 2020-AA, Class C, 2.99%, 9/22/2025 (a)	1,000	1,007

GLS Auto Receivables Issuer Trust

Series 2020-1A, Class C, 2.72%, 11/17/2025 (a)	5,000	5,132

Series 2019-1A, Class D, 4.94%, 12/15/2025 (a)	4,505	4,699

Series 2019-2A, Class D, 4.52%, 2/17/2026 (a)	7,950	8,291

Series 2019-3A, Class D, 3.84%, 5/15/2026 (a)	700	724

Series 2019-4A, Class D, 4.09%, 8/17/2026 (a)	8,950	9,307

Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	3,000	3,024

Series 2020-1A, Class D, 3.68%, 11/16/2026 (a)	15,750	16,210

Series 2020-3A, Class E, 4.31%, 7/15/2027 (a)	3,830	4,020

Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	11,700	12,082

GLS Auto Receivables Trust

Series 2018-3A, Class D, 5.34%, 8/15/2025 (a)	680	712

Series 2021-2A, Class C, 1.08%, 6/15/2026 (a)	2,187	2,195

Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	1,130	1,128

Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 (a)	405	405

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	219

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

HERO Funding II (Cayman Islands)

Series 2016-3B, Class B, 5.24%, 9/20/2042 (a)	218	218

Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	247	252

Hertz Vehicle Financing III LP

Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	5,999	6,060

Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	2,695	2,737

Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	7,000	7,095

HIN Timeshare Trust

Series 2020-A, Class B, 2.23%, 10/9/2039 ‡ (a)	2,768	2,821

Series 2020-A, Class D, 5.50%, 10/9/2039 ‡ (a)	2,408	2,509

Lakeview CDO LLC 2.85%, 11/10/2032 ‡ (j)	6,650	6,626

Lending Point Asset Securitization Trust Series 2020-1, Class C, 4.14%, 2/10/2026 ‡ (a)	4,500	4,528

Lendingpoint Asset Securitization Trust

Series 2021-A, Class C, 2.75%, 12/15/2028 ‡ (a)	8,511	8,535

Series 2021-A, Class D, 5.73%, 12/15/2028 ‡ (a)	11,540	11,549

LendingPoint Asset Securitization Trust Series 2021-1, Class C, 4.94%, 4/15/2027 ‡ (a)	10,628	10,669

Lendmark Funding Trust

Series 2018-2A, Class C, 5.26%, 4/20/2027 ‡ (a)	1,700	1,710

Series 2018-2A, Class D, 6.78%, 4/20/2027 (a)	6,900	6,943

Series 2019-1A, Class D, 5.34%, 12/20/2027 (a)	6,000	6,164

Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡ (a)	3,040	3,110

Series 2019-2A, Class D, 5.24%, 4/20/2028 (a)	16,710	17,303

Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	3,729	3,784

Series 2021-1A, Class B, 2.47%, 11/20/2031 ‡ (a)	1,326	1,348

Series 2021-1A, Class C, 3.41%, 11/20/2031 ‡ (a)	1,312	1,337

Series 2021-1A, Class D, 5.05%, 11/20/2031 ‡ (a)	6,750	6,924

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

LFT CRE Ltd. (Cayman Islands)

Series 2021-FL1, Class D, 2.55%, 6/15/2039 ‡ (a) (j)	22,600	22,607

Series 2021-FL1, Class E, 3.05%, 6/15/2039 ‡ (a) (j)	10,000	10,003

LL ABS Trust

Series 2019-1A, Class C, 5.07%, 3/15/2027 (a)	11,117	11,440

Series 2020-1A, Class A, 2.33%, 1/17/2028 (a)	2,796	2,812

Series 2020-1A, Class C, 6.54%, 1/17/2028 ‡ (a)	5,410	5,831

Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	10,384	10,384

Series 2021-1A, Class B, 2.17%, 5/15/2029 (a)	2,269	2,269

Series 2021-1A, Class C, 3.54%, 5/15/2029 (a)	5,120	5,120

LP LMS Asset Securitization Trust Series 2019-1A, Class A, 4.21%, 11/10/2025 (a)	979	983

Magnetite Ltd. (Cayman Islands) Series 2020-27A, Class ER, 10/20/2034 (a) (j) (l)	7,000	7,000

Mariner Finance Issuance Trust Series 2019-AA, Class D, 5.44%, 7/20/2032 ‡ (a)	5,120	5,284

Marlette Funding Trust Series 2017-3A, Class D, 5.03%, 12/15/2024 ‡ (a)	2,005	2,015

ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	27,628	29,267

New Residential Mortgage LLC

Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	18,514	18,918

Series 2018-FNT2, Class D, 4.92%, 7/25/2054 ‡ (a)	304	304

Series 2018-FNT2, Class E, 5.12%, 7/25/2054 ‡ (a)	456	456

Series 2018-FNT2, Class F, 5.95%, 7/25/2054 ‡ (a)	1,519	1,519

NRZ Excess Spread-Collateralized Notes

Series 2018-FNT1, Class D, 4.69%, 5/25/2023 ‡ (a)	500	500

Series 2018-FNT1, Class E, 4.89%, 5/25/2023 ‡ (a)	716	715

Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	9,764	9,867

Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	7,238	7,224

Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	16,171	16,161

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	39,333	39,151

NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	6,569	6,627

Ocean Beach SPC (Cayman Islands) Series 2020-1I, Class A, 4.00%, 9/26/2022	6,097	6,097

Octane Receivables Trust

Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	2,417	2,434

Series 2019-1A, Class B, 3.77%, 7/22/2024 ‡ (a)	12,591	12,902

OnDeck Asset Securitization Trust III LLC

Series 2021-1A, Class A, 1.59%, 5/17/2027 (a)	2,685	2,700

Series 2021-1A, Class C, 2.97%, 5/17/2027 ‡ (a)	2,500	2,522

Series 2021-1A, Class D, 4.94%, 5/17/2027 ‡ (a)	2,027	2,051

OneMain Direct Auto Receivables Trust

Series 2018-1A, Class D, 4.40%, 1/14/2028 (a)	580	584

Series 2019-1A, Class D, 4.68%, 4/14/2031 (a)	4,500	4,991

OneMain Financial Issuance Trust

Series 2019-1A, Class B, 3.79%, 2/14/2031 ‡ (a)	745	747

Series 2018-2A, Class D, 4.29%, 3/14/2033 ‡ (a)	1,500	1,546

Series 2020-2A, Class A, 1.75%, 9/14/2035 (a)	6,822	6,993

Series 2020-2A, Class B, 2.21%, 9/14/2035 ‡ (a)	4,000	4,110

Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	45,500	45,876

Oportun Issuance Trust

Series 2021-B, Class C, 3.65%, 5/8/2031 ‡ (a)	1,077	1,085

Series 2021-B, Class D, 5.41%, 5/8/2031 ‡ (a)	1,760	1,773

Orange Lake Timeshare Trust

Series 2018-A, Class C, 3.74%, 11/8/2030 ‡ (a)	1,813	1,853

Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	2,396	2,475

Oxford Finance Funding LLC Series 2020-1A, Class A2, 3.10%, 2/15/2028 (a)	4,000	4,109

Pagaya AI Debt Selection Trust

Series 2020-3, Class C, 6.43%, 5/17/2027 ‡ (a)	3,396	3,567

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	13,349	13,383

Series 2021-1, Class B, 2.13%, 11/15/2027 ‡ (a)	6,000	6,049

Planet Fitness Master Issuer LLC

Series 2018-1A, Class A2I, 4.26%, 9/5/2048 (a)	17,213	17,260

Series 2018-1A, Class A2II, 4.67%, 9/5/2048 (a)	1,396	1,443

PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.43%, 4/25/2023 (a) (j)	4,626	4,610

PNMAC GMSR Issuer Trust

Series 2018-GT1, Class A, 2.93%, 2/25/2023 (a) (j)	4,655	4,676

Series 2018-GT2, Class A, 2.73%, 8/25/2025 (a) (j)	4,320	4,314

Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 5.60%, 7/25/2035 ‡ (h)	200	203

Prestige Auto Receivables Trust Series 2017-1A, Class E, 4.89%, 5/15/2024 (a)	1,160	1,171

PRET LLC Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (a) (h)	3,333	3,336

Pretium Mortgage Credit Partners I LLC

Series 2020-NPL3, Class A2, 6.41%, 6/27/2060 ‡ (a) (h)	14,500	14,602

Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (h)	14,000	14,203

Progress Residential Series 2021-SFR1, Class G, 3.86%, 4/17/2038 ‡ (a)	7,000	7,016

Progress Residential Trust

Series 2020-SFR3, Class F, 2.80%, 10/17/2027 ‡ (a)	5,000	5,040

Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	3,000	3,073

Series 2019-SFR1, Class E, 4.47%, 8/17/2035 ‡ (a)	2,000	2,024

Series 2018-SFR3, Class D, 4.43%, 10/17/2035 ‡ (a)	1,047	1,047

Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	524	524

Series 2019-SFR2, Class E, 4.14%, 5/17/2036 ‡ (a)	4,000	4,080

Series 2019-SFR3, Class E, 3.37%, 9/17/2036 ‡ (a)	6,100	6,260

Prosper Marketplace Issuance Trust Series 2019-2A, Class C, 5.05%, 9/15/2025 ‡ (a)	7,239	7,329

PRPM LLC Series 2020-4, Class A2, 3.44%, 10/25/2025 ‡ (a) (h)	7,000	7,056

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	221

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

RAMP Trust Series 2002-RS2, Class AI5, 6.03%, 3/25/2032 ‡ (j)	79	81

ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044 (a) (j)	11,859	11,349

Regional Management Issuance Trust

Series 2019-1, Class C, 4.11%, 11/15/2028 ‡ (a)	5,110	5,195

Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	6,000	6,117

Series 2020-1, Class D, 6.77%, 10/15/2030 ‡ (a)	2,410	2,496

Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	5,728	5,752

Series 2021-1, Class B, 2.42%, 3/17/2031 ‡ (a)	895	899

Series 2021-1, Class C, 3.04%, 3/17/2031 ‡ (a)	2,500	2,511

Series 2021-1, Class D, 5.07%, 3/17/2031 ‡ (a)	2,600	2,674

Renaissance Home Equity Loan Trust

Series 2003-4, Class M2F, 6.24%, 3/25/2034 ‡ (h)	125	127

Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (h)	525	561

Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	183	187

Republic Finance Issuance Trust

Series 2019-A, Class A, 3.43%, 11/22/2027 (a)	4,185	4,224

Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	2,857	2,911

Santander Drive Auto Receivables Trust

Series 2017-3, Class E, 4.97%, 1/15/2025	5,770	5,842

Series 2018-2, Class E, 5.02%, 9/15/2025	5,584	5,743

Series 2020-2, Class D, 2.22%, 9/15/2026	2,350	2,401

Series 2021-2, Class D, 1.35%, 7/15/2027	5,360	5,401

Santander Prime Auto Issuance Notes Trust

Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	628	644

Series 2018-A, Class F, 6.80%, 9/15/2025 (a)	1,278	1,292

Santander Revolving Auto Loan Trust

Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	11,500	12,121

Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	880	927

Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	8,085	8,483

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

SCF Equipment Leasing LLC

Series 2021-1A, Class E, 3.56%, 8/20/2032 ‡ (a)	3,300	3,291

Series 2021-1A, Class F, 5.52%, 8/20/2032 ‡ (a)	20,757	20,942

Sierra Timeshare Receivables Funding LLC

Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	469	483

Series 2019-2A, Class D, 4.54%, 5/20/2036 ‡ (a)	1,292	1,323

Series 2019-3A, Class D, 4.18%, 8/20/2036 ‡ (a)	2,983	3,016

Series 2020-2A, Class D, 6.59%, 7/20/2037 ‡ (a)	2,752	2,907

Small Business Lending Trust

Series 2020-A, Class C, 5.01%, 12/15/2026 ‡ (a)	3,250	3,195

SoFi Consumer Loan Program LLC Series 2017-6, Class C, 4.02%, 11/25/2026 ‡ (a)	100	101

Sofi Consumer Loan Program Trust Series 2018-2, Class C, 4.25%, 4/26/2027 ‡ (a)	5,000	5,121

SoFi Consumer Loan Program Trust Series 2018-1, Class C, 3.97%, 2/25/2027 ‡ (a)	450	459

Sonic Capital LLC

Series 2018-1A, Class A2, 4.03%, 2/20/2048 (a)	102	105

Series 2021-1A, Class A2II, 2.64%, 8/20/2051 (a) (l)	5,417	5,446

Springleaf Funding Trust Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (a)	900	902

Stanwich Mortgage Loan Trust Series 2019-NPB2, Class A1, 3.48%, 11/16/2024 ‡ (a) (h)	868	869

Structured Asset Investment Loan Trust Series 2004-8, Class M3, 1.06%, 9/25/2034 ‡ (j)	150	150

Tesla Auto Lease Trust

Series 2019-A, Class D, 3.37%, 1/20/2023 (a)	2,700	2,779

Series 2019-A, Class E, 5.48%, 5/22/2023 (a)	18,790	19,618

Series 2020-A, Class E, 4.64%, 8/20/2024 (a)	4,493	4,708

Series 2021-A, Class E, 2.64%, 3/20/2025 (a)	11,000	11,144

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (a)	8,410	8,413

Towd Point Mortgage Trust Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (a) (h)	4,671	4,720

Tricolor Auto Securitization Trust

Series 2021-1A, Class E, 3.23%, 9/15/2026 (a)	500	500

Series 2020-1A, Class B, 8.25%, 11/15/2026 (a)	6,349	6,498

Series 2021-1A, Class F, 5.08%, 5/15/2028 (a)	500	500

Upstart Pass-Through Trust

Series 2021-ST4, Class CERT, 7/20/2027 ‡ (a)	1,875	1,961

Series 2021-ST6, Class CERT, 8/20/2027 ‡ (a)	2,900	3,290

Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	5,737	5,738

Series 2021-PT1, Class A, HB, 20.82%, 9/20/2027 (a)	8,620	8,620

Series 2021-ST7, Class CERT, 9/20/2029 (a)	3,500	4,060

Series 2021-ST7, Class A, 1.85%, 9/20/2029 (a)	6,554	6,572

Upstart Securitization Trust

Series 2020-1, Class C, 4.90%, 4/22/2030 ‡ (a)	6,100	6,328

Series 2021-1, Class C, 4.06%, 3/20/2031 ‡ (a)	2,500	2,579

Series 2021-2, Class C, 3.61%, 6/20/2031 ‡ (a)	6,391	6,487

Series 2021-3, Class C, 3.28%, 7/20/2031 (a)	6,518	6,540

US Auto Funding

Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	7,605	7,608

Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	3,407	3,406

Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	6,250	6,251

Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	6,642	6,642

US Auto Funding LLC Series 2019-1A, Class C, 5.34%, 3/15/2023 (a)	7,000	7,087

Veros Automobile Receivables Trust Series 2018-1, Class D, 5.74%, 8/15/2025 (a)	2,500	2,503

VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	10,240	10,093

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (h)	14,555	14,576

VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (h)	6,119	6,132

Voya CLO Ltd. (Cayman Islands) Series 2016-3A, Class CR, 3.38%, 10/18/2031 ‡ (a) (j)	535	519

Welk Resorts LLC

Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	3,011	3,087

Series 2019-AA, Class D, 4.03%, 6/15/2038 ‡ (a)	1,187	1,223

Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	8,346	8,785

Westlake Automobile Receivables Trust

Series 2018-3A, Class E, 4.90%, 12/15/2023 (a)	670	690

Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	1,013	1,041

Series 2018-2A, Class F, 6.04%, 1/15/2025 (a)	1,320	1,340

Series 2018-3A, Class F, 6.02%, 2/18/2025 (a)	3,690	3,800

Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	600	622

Series 2019-2A, Class E, 4.02%, 4/15/2025 (a)	4,815	4,984

Series 2020-2A, Class C, 2.01%, 7/15/2025 (a)	1,000	1,018

Series 2020-2A, Class D, 2.76%, 1/15/2026 (a)	2,000	2,067

Series 2019-1A, Class F, 5.67%, 2/17/2026 (a)	3,009	3,118

Series 2019-2A, Class F, 5.00%, 3/16/2026 (a)	1,880	1,922

Series 2019-3A, Class F, 4.72%, 4/15/2026 (a)	3,400	3,487

Series 2021-2A, Class D, 1.23%, 12/15/2026 (a)	1,380	1,381

Series 2021-2A, Class E, 2.38%, 3/15/2027 (a)	1,700	1,699

Series 2021-2A, Class F, 3.66%, 12/15/2027 (a)	2,975	2,969

ZAXBY’S FUNDING LLC Series 2021-1A, Class A2, 3.24%, 7/30/2051 (a)	13,795	14,202

Total Asset-Backed Securities (Cost $2,019,589)		2,050,734

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	223

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 10.7%

ACC 0.00%, 9/15/2022 ‡	8,452	8,452

Acre Series 2017-B, 8.39%, 12/22/2021 ‡	273	270

Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 3.15%, 5/25/2036 (j)	1,301	1,266

Alternative Loan Trust

Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	25	26

Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	17	18

Series 2005-23CB, Class A7, 5.25%, 7/25/2035	23	22

Series 2005-23CB, Class A16, 5.50%, 7/25/2035	63	61

Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	433	437

Series 2005-J14, Class A3, 5.50%, 12/25/2035	287	241

Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	560	417

Angel Oak Mortgage Trust

Series 2019-5, Class M1, 3.30%, 10/25/2049 ‡ (a) (j)	8,000	8,017

Series 2019-5, Class B1, 3.96%, 10/25/2049 ‡ (a) (j)	2,470	2,472

Series 2019-6, Class B3, 6.01%, 11/25/2059 ‡ (a) (j)	1,250	1,202

Series 2020-1, Class M1, 3.16%, 12/25/2059 ‡ (a) (j)	4,400	4,416

Series 2020-1, Class B1, 3.76%, 12/25/2059 ‡ (a) (j)	1,550	1,553

Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 ‡ (a) (j)	1,000	1,018

Arroyo Mortgage Trust

Series 2019-3, Class M1, 4.20%, 10/25/2048 ‡ (a) (j)	1,000	1,046

Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (j)	952	964

Banc of America Funding Trust Series 2007-5, Class 4A1, 0.45%, 7/25/2037 (j)	1,004	718

Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 2.50%, 8/25/2034 (j)	111	115

Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 ‡ (h)	101	97

Bellemeade Re Ltd. (Bermuda)

Series 2019-1A, Class M2, 2.78%, 3/25/2029 ‡ (a) (j)	1,000	1,005

Series 2019-3A, Class B1, 2.58%, 7/25/2029 ‡ (a) (j)	1,000	1,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CHL GMSR Issuer Trust

Series 2018-GT1, Class A, 2.83%, 5/25/2023 (a) (j)	840	841

Series 2018-GT1, Class B, 3.58%, 5/25/2023 ‡ (a) (j)	3,200	3,200

Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	45	44

Citigroup Mortgage Loan Trust, Inc.

Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019 ‡	6	6

Series 2003-1, Class 3A5, 5.25%, 9/25/2033	87	88

COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050 (a) (j)	799	800

Connecticut Avenue Securities Trust

Series 2018-R07, Class 1B1, 4.43%, 4/25/2031 ‡ (a) (j)	8,186	8,480

Series 2019-R01, Class 2M2, 2.53%, 7/25/2031 ‡ (a) (j)	8,321	8,363

Series 2019-R01, Class 2B1, 4.43%, 7/25/2031 ‡ (a) (j)	1,000	1,028

Series 2019-R02, Class 1B1, 4.23%, 8/25/2031 ‡ (a) (j)	10,130	10,425

Series 2019-R04, Class 2B1, 5.33%, 6/25/2039 (a) (j)	5,000	5,177

Series 2019-R05, Class 1M2, 2.08%, 7/25/2039 (a) (j)	387	388

Series 2019-R05, Class 1B1, 4.18%, 7/25/2039 ‡ (a) (j)	1,500	1,526

Series 2019-R06, Class 2B1, 3.83%, 9/25/2039 (a) (j)	26,974	27,338

Series 2019-R07, Class 1M2, 2.18%, 10/25/2039 ‡ (a) (j)	5,753	5,777

Series 2019-R07, Class 1B1, 3.48%, 10/25/2039 ‡ (a) (j)	3,000	3,033

Series 2020-R01, Class 1M2, 2.13%, 1/25/2040 (a) (j)	2,568	2,581

Series 2020-R01, Class 1B1, 3.33%, 1/25/2040 ‡ (a) (j)	2,000	1,998

CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 0.63%, 6/25/2035 (j)	241	182

Deephaven Residential Mortgage Trust

Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (a) (j)	6,690	6,752

Series 2019-4A, Class B2, 4.92%, 10/25/2059 ‡ (a) (j)	5,650	5,717

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2020-1, Class A1, 2.34%, 1/25/2060 (a) (j)	2,142	2,153

Series 2020-1, Class A3, 2.65%, 1/25/2060 (a) (j)	2,711	2,722

Series 2020-1, Class M1, 3.01%, 1/25/2060 ‡ (a) (j)	9,500	9,487

Series 2020-1, Class B1, 3.66%, 1/25/2060 ‡ (a) (j)	4,000	4,014

Deutsche Mortgage Securities, Inc., Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (h)	126	130

Eagle RE Ltd. (Bermuda) Series 2019-1, Class M2, 3.38%, 4/25/2029 ‡ (a) (j)	6,240	6,302

FHLMC STACR REMIC Trust Series 2021-DNA1, Class B2, 4.80%, 1/25/2051 ‡ (a) (j)	6,400	6,464

FHLMC STACR Trust Series 2019-HQA2, Class M2, 2.13%, 4/25/2049 (a) (j)	1,453	1,460

FHLMC Structured Agency Credit Risk Debt Notes

Series 2015-HQA2, Class M3, 4.88%, 5/25/2028 (j)	2,587	2,662

Series 2016-DNA1, Class M3, 5.63%, 7/25/2028 (j)	5,778	6,039

Series 2016-HQA1, Class M3, 6.43%, 9/25/2028 (j)	1,885	1,975

Series 2016-DNA2, Class M3, 4.73%, 10/25/2028 (j)	3,426	3,559

Series 2016-HQA2, Class M3, 5.23%, 11/25/2028 (j)	16,131	16,713

Series 2016-DNA4, Class M3, 3.88%, 3/25/2029 (j)	2,326	2,399

Series 2016-HQA4, Class M3, 3.98%, 4/25/2029 (j)	15,776	16,251

Series 2017-HQA1, Class M2, 3.63%, 8/25/2029 (j)	5,144	5,296

Series 2017-DNA2, Class B1, 5.23%, 10/25/2029 (j)	7,000	7,648

Series 2017-HQA2, Class B1, 4.83%, 12/25/2029 (j)	2,500	2,678

Series 2017-DNA3, Class B1, 4.53%, 3/25/2030 (j)	3,500	3,697

Series 2017-HQA3, Class B1, 4.53%, 4/25/2030 (j)	1,000	1,050

Series 2018-HQA1, Class M2, 2.38%, 9/25/2030 (j)	6,855	6,942

Series 2018-HQA1, Class B1, 4.43%, 9/25/2030 (j)	13,010	13,583

Series 2021-DNA2, Class M2, 2.35%, 8/25/2033 (a) (j)	3,400	3,478

Series 2021-DNA2, Class B2, 6.05%, 8/25/2033 (a) (j)	9,500	10,475

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC, REMIC

Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,833	177

Series 4149, IO, 3.00%, 1/15/2033	419	44

Series 4160, IO, 3.00%, 1/15/2033	1,185	129

Series 4212, Class MI, IO, 3.00%, 6/15/2033	1,592	173

Series 2916, Class S, IF, IO, 7.15%, 1/15/2035 (j)	2,250	457

Series 3145, Class GI, IF, IO, 6.50%, 4/15/2036 (j)	2,096	403

Series 4116, Class LS, IF, IO, 6.10%, 10/15/2042 (j)	312	72

Series 4495, Class PI, IO, 4.00%, 9/15/2043	388	29

Series 4321, Class PI, IO, 4.50%, 1/15/2044	390	59

Series 4670, Class TI, IO, 4.50%, 1/15/2044	649	63

Series 4550, Class DI, IO, 4.00%, 3/15/2044	307	23

Series 4612, Class QI, IO, 3.50%, 5/15/2044	486	47

Series 4612, Class PI, IO, 3.50%, 6/15/2044	44	5

Series 4657, Class QI, IO, 4.00%, 9/15/2044	519	50

Series 4585, Class JI, IO, 4.00%, 5/15/2045	387	53

Series 4628, Class PI, IO, 4.00%, 7/15/2045	313	29

Series 4599, Class SA, IF, IO, 5.90%, 7/15/2046 (j)	270	58

Series 4681, Class SD, IF, IO, 6.05%, 5/15/2047 (j)	599	137

Series 4694, Class SA, IF, IO, 6.00%, 6/15/2047 (j)	952	175

Series 4689, Class SD, IF, IO, 6.05%, 6/15/2047 (j)	868	193

Series 4717, Class SP, IF, IO, 6.00%, 8/15/2047 (j)	26,049	6,250

Series 4707, Class SA, IF, IO, 6.05%, 8/15/2047 (j)	863	220

Series 4714, Class SA, IF, IO, 6.05%, 8/15/2047 (j)	692	149

Series 4746, Class SC, IF, IO, 6.05%, 1/15/2048 (j)	10,270	2,400

Series 4910, Class PI, IO, 5.00%, 7/25/2049	2,864	491

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	225

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4919, Class SH, IF, IO, 5.92%, 9/25/2049 (j)	17,383	2,724

Series 4906, Class QS, IF, IO, 5.97%, 9/25/2049 (j)	19,234	3,760

Series 4925, Class SA, IF, IO, 5.97%, 10/25/2049 (j)	29,420	5,587

Series 4932, Class SA, IF, IO, 5.92%, 11/25/2049 (j)	25,460	4,582

Series 4937, Class MS, IF, IO, 5.97%, 12/25/2049 (j)	45,264	8,433

Series 4954, Class SY, IF, IO, 5.97%, 2/25/2050 (j)	28,059	5,434

Series 4983, Class SY, IF, IO, 6.02%, 5/25/2050 (j)	19,652	4,170

Series 4983, Class SA, IF, IO, 6.02%, 6/25/2050 (j)	16,889	3,475

Series 4995, Class SB, IF, IO, 6.02%, 7/25/2050 (j)	17,189	3,971

Series 5011, Class MI, IO, 3.00%, 9/25/2050	47,298	7,165

Series 5023, Class HI, IO, 3.00%, 10/25/2050	13,134	2,041

Series 5052, Class EI, IO, 3.00%, 12/25/2050	37,951	6,205

Series 5072, Class BI, IO, 3.00%, 2/25/2051	45,500	7,180

Series 5143, Class PI, IO, 2.50%, 5/25/2051	3,600	311

Series 5143, Class Z, 2.50%, 5/25/2051	4,000	3,984

Series 4839, Class WS, IF, IO, 6.00%, 8/15/2056 (j)	33,634	7,626

FHLMC, STRIPS

Series 304, Class C32, IO, 3.00%, 10/15/2026	260	15

Series 342, Class S7, IF, IO, 6.01%, 2/15/2045 (j)	11,130	2,110

Fhr

0.00%, 7/25/2030 (l)	10,000	1,025

0.00%, 8/15/2048 (l)	14,746	14,678

FMC GMSR Issuer Trust

3.69%, 2/25/2024	29,500	29,549

Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (j)	7,000	6,999

Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (j)	25,000	25,012

FNMA, Connecticut Avenue Securities

Series 2015-C03, Class 1M2, 5.08%, 7/25/2025 ‡ (j)	1,999	2,047

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-C01, Class 1M2, 6.83%, 8/25/2028 (j)	5,952	6,294

Series 2016-C02, Class 1M2, 6.08%, 9/25/2028 (j)	1,467	1,535

Series 2016-C03, Class 1M2, 5.38%, 10/25/2028 (j)	2,021	2,124

Series 2016-C03, Class 2M2, 5.98%, 10/25/2028 (j)	1,062	1,114

Series 2016-C05, Class 2M2, 4.53%, 1/25/2029 (j)	1,697	1,761

Series 2016-C06, Class 1M2, 4.33%, 4/25/2029 (j)	21,698	22,414

Series 2016-C07, Class 2M2, 4.43%, 5/25/2029 (j)	5,964	6,193

Series 2017-C01, Class 1M2, 3.63%, 7/25/2029 (j)	976	1,004

Series 2017-C01, Class 1B1, 5.83%, 7/25/2029 (j)	16,485	18,018

Series 2017-C02, Class 2M2, 3.73%, 9/25/2029 (j)	10,911	11,287

Series 2017-C02, Class 2B1, 5.58%, 9/25/2029 (j)	5,500	6,002

Series 2017-C03, Class 1B1, 4.93%, 10/25/2029 (j)	3,000	3,255

Series 2017-C05, Class 1B1, 3.68%, 1/25/2030 (j)	2,760	2,883

Series 2017-C06, Class 1M2, 2.73%, 2/25/2030 (j)	2,323	2,364

Series 2017-C06, Class 2B1, 4.53%, 2/25/2030 (j)	8,015	8,367

Series 2017-C07, Class 2M2, 2.58%, 5/25/2030 (j)	4,790	4,846

Series 2017-C07, Class 1B1, 4.08%, 5/25/2030 (j)	5,200	5,388

Series 2018-C01, Class 1B1, 3.63%, 7/25/2030 (j)	2,870	2,938

Series 2018-C02, Class 2M2, 2.28%, 8/25/2030 (j)	1,407	1,422

Series 2018-C03, Class 1M2, 2.23%, 10/25/2030 (j)	289	293

Series 2018-C04, Class 2M2, 2.63%, 12/25/2030 (j)	4,314	4,384

Series 2018-C04, Class 2B1, 4.58%, 12/25/2030 (j)	4,250	4,467

Series 2018-C05, Class 1M2, 2.43%, 1/25/2031 (j)	1,123	1,136

Series 2018-C05, Class 1B1, 4.33%, 1/25/2031 (j)	3,000	3,137

Series 2018-C06, Class 1M2, 2.08%, 3/25/2031 (j)	1,335	1,344

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2018-C06, Class 2M2, 2.18%, 3/25/2031 (j)	927	934

Series 2018-C06, Class 1B1, 3.83%, 3/25/2031 (j)	15,310	15,663

Series 2018-C06, Class 2B1, 4.18%, 3/25/2031 (j)	2,860	2,949

FNMA, REMIC

Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	927	78

Series 2012-93, Class FS, IF, IO, 6.07%, 9/25/2032 (j)	3,038	532

Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	2,464	253

Series 2003-76, Class SB, IF, IO, 6.97%, 8/25/2033 (j)	2,257	370

Series 2006-42, Class LI, IF, IO, 6.48%, 6/25/2036 (j)	1,817	354

Series 2011-79, Class SD, IF, IO, 5.82%, 8/25/2041 (j)	4,947	942

Series 2011-78, Class JS, IF, IO, 5.92%, 8/25/2041 (j)	2,318	413

Series 2012-133, Class HS, IF, IO, 6.07%, 12/25/2042 (j)	284	73

Series 2012-133, Class NS, IF, IO, 6.07%, 12/25/2042 (j)	1,254	256

Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	515	57

Series 2015-35, Class SA, IF, IO, 5.52%, 6/25/2045 (j)	11,865	2,043

Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	442	67

Series 2016-56, Class ST, IF, IO, 5.92%, 8/25/2046 (j)	7,092	1,635

Series 2016-63, Class AS, IF, IO, 5.92%, 9/25/2046 (j)	143	32

Series 2016-75, Class SC, IF, IO, 6.02%, 10/25/2046 (j)	9,945	1,873

Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	455	72

Series 2016-95, Class ES, IF, IO, 5.92%, 12/25/2046 (j)	2,388	535

Series 2017-13, Class AS, IF, IO, 5.97%, 2/25/2047 (j)	859	198

Series 2017-6, Class SB, IF, IO, 5.97%, 2/25/2047 (j)	153	32

Series 2017-16, Class SM, IF, IO, 5.97%, 3/25/2047 (j)	4,987	1,112

Series 2017-39, Class ST, IF, IO, 6.02%, 5/25/2047 (j)	2,041	445

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-70, Class SA, IF, IO, 6.07%, 9/25/2047 (j)	1,293	279

Series 2017-69, Class SH, IF, IO, 6.12%, 9/25/2047 (j)	1,043	232

Series 2017-81, Class SM, IF, IO, 6.12%, 10/25/2047 (j)	22,888	5,592

Series 2017-90, Class SP, IF, IO, 6.07%, 11/25/2047 (j)	3,694	898

Series 2017-112, Class SC, IF, IO, 6.07%, 1/25/2048 (j)	4,531	844

Series 2018-16, Class SN, IF, IO, 6.17%, 3/25/2048 (j)	2,355	438

Series 2018-27, Class SE, IF, IO, 6.12%, 5/25/2048 (j)	4,124	917

Series 2018-67, Class SN, IF, IO, 6.12%, 9/25/2048 (j)	8,149	1,670

Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	1,679	266

Series 2018-73, Class SC, IF, IO, 6.12%, 10/25/2048 (j)	5,543	1,083

Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	2,873	474

Series 2019-37, Class CS, IF, IO, 5.97%, 7/25/2049 (j)	5,090	1,189

Series 2019-42, Class SK, IF, IO, 5.97%, 8/25/2049 (j)	10,017	1,871

Series 2019-62, Class SP, IF, IO, 5.97%, 11/25/2049 (j)	22,706	5,046

Series 2020-54, Class AS, IF, IO, 6.07%, 8/25/2050 (j)	39,621	8,649

Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	68,491	10,855

Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	115,252	18,145

Series 2021-8, Class GI, IO, 3.00%, 3/25/2051	15,705	2,627

Series 2017-57, Class SA, IF, IO, 6.02%, 8/25/2057 (j)	1,071	253

FNMA, STRIPS

Series 421, Class 7, IO, 3.50%, 5/25/2030	191	11

Series 421, Class C3, IO, 4.00%, 7/25/2030	403	37

FTF 8.00%, 8/15/2024	6,500	3,575

GCAT Trust

Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 ‡ (a) (j)	10,871	11,143

Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 ‡ (a) (j)	3,000	3,044

GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	44	45

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	227

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

GNMA

Series 2013-182, Class MS, IF, IO, 6.05%, 12/20/2043 (j)	11,681	2,267

Series 2015-110, Class MS, IF, IO, 5.62%, 8/20/2045 (j)	7,302	1,165

Series 2016-49, Class SB, IF, IO, 5.96%, 4/20/2046 (j)	4,910	951

Series 2016-83, Class SA, IF, IO, 6.01%, 6/20/2046 (j)	3,204	657

Series 2016-108, Class SN, IF, IO, 5.99%, 8/20/2046 (j)	16,618	3,874

Series 2016-108, Class SM, IF, IO, 6.01%, 8/20/2046 (j)	3,775	812

Series 2016-111, Class SA, IF, IO, 6.01%, 8/20/2046 (j)	6,096	1,384

Series 2016-120, Class NS, IF, IO, 6.01%, 9/20/2046 (j)	4,279	905

Series 2016-120, Class SA, IF, IO, 6.01%, 9/20/2046 (j)	19,950	3,943

Series 2016-146, Class NS, IF, IO, 6.01%, 10/20/2046 (j)	5,330	1,247

Series 2016-147, Class AS, IF, IO, 6.01%, 10/20/2046 (j)	7,213	1,105

Series 2017-36, Class SL, IF, IO, 6.10%, 3/16/2047 (j)	8,389	1,648

Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	1,468	56

Series 2017-68, Class DS, IF, IO, 6.06%, 5/20/2047 (j)	15,921	3,127

Series 2017-68, Class SA, IF, IO, 6.06%, 5/20/2047 (j)	3,635	732

Series 2017-80, Class AS, IF, IO, 6.11%, 5/20/2047 (j)	3,747	750

Series 2017-85, Class SA, IF, IO, 6.06%, 6/20/2047 (j)	5,029	1,001

Series 2017-107, Class KS, IF, IO, 6.11%, 7/20/2047 (j)	7,045	1,295

Series 2017-120, Class ES, IF, IO, 6.11%, 8/20/2047 (j)	6,873	1,495

Series 2017-134, Class SB, IF, IO, 6.11%, 9/20/2047 (j)	4,973	836

Series 2017-134, Class SD, IF, IO, 6.11%, 9/20/2047 (j)	8,911	1,920

Series 2017-155, Class KS, IF, IO, 6.11%, 10/20/2047 (j)	5,848	1,067

Series 2017-161, Class DS, IF, IO, 6.16%, 10/20/2047 (j)	4,536	991

Series 2017-163, Class HS, IF, IO, 6.11%, 11/20/2047 (j)	10,911	2,003

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-180, Class SD, IF, IO, 6.11%, 12/20/2047 (j)	6,042	1,112

Series 2018-7, Class DS, IF, IO, 5.61%, 1/20/2048 (j)	3,903	722

Series 2018-6, Class CS, IF, IO, 6.11%, 1/20/2048 (j)	4,979	1,117

Series 2018-36, Class SG, IF, IO, 6.11%, 3/20/2048 (j)	4,198	915

Series 2018-46, Class AS, IF, IO, 6.11%, 3/20/2048 (j)	15,743	3,298

Series 2018-63, Class BS, IF, IO, 6.11%, 4/20/2048 (j)	9,680	2,042

Series 2018-63, Class SB, IF, IO, 6.11%, 4/20/2048 (j)	4,726	924

Series 2018-65, Class DS, IF, IO, 6.11%, 5/20/2048 (j)	5,681	1,162

Series 2018-125, Class SU, IF, IO, 6.11%, 9/20/2048 (j)	17,282	3,030

Series 2018-147, Class SD, IF, IO, 6.06%, 10/20/2048 (j)	3,520	664

Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	133	28

Series 2019-1, Class SG, IF, IO, 5.96%, 1/20/2049 (j)	13,682	2,568

Series 2019-49, Class SB, IF, IO, 5.45%, 4/20/2049 (j)	7,724	1,102

Series 2019-42, Class SJ, IF, IO, 5.96%, 4/20/2049 (j)	7,508	1,150

Series 2019-43, Class LS, IF, IO, 5.96%, 4/20/2049 (j)	3,914	748

Series 2019-65, Class ST, IF, IO, 5.96%, 5/20/2049 (j)	14,619	2,023

Series 2019-56, Class GS, IF, IO, 6.06%, 5/20/2049 (j)	7,649	1,131

Series 2019-71, Class SA, IF, IO, 6.06%, 6/20/2049 (j)	16,370	3,050

Series 2019-71, Class SK, IF, IO, 6.06%, 6/20/2049 (j)	12,399	2,085

Series 2019-85, Class CS, IF, IO, 6.01%, 7/20/2049 (j)	25,189	4,064

Series 2019-86, Class ST, IF, IO, 6.01%, 7/20/2049 (j)	10,053	1,237

Series 2019-89, Class KS, IF, IO, 6.01%, 7/20/2049 (j)	17,419	2,405

Series 2019-103, Class SC, IF, IO, 5.96%, 8/20/2049 (j)	24,471	4,078

Series 2019-99, Class SJ, IF, IO, 5.96%, 8/20/2049 (j)	11,908	1,899

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2019-97, Class GS, IF, IO, 6.01%, 8/20/2049 (j)	29,336	5,138

Series 2019-115, Class SA, IF, IO, 5.96%, 9/20/2049 (j)	12,236	2,072

Series 2019-115, Class US, IF, IO, 5.96%, 9/20/2049 (j)	16,776	2,577

Series 2019-119, Class SA, IF, IO, 5.96%, 9/20/2049 (j)	22,773	3,865

Series 2019-120, Class DS, IF, IO, 5.96%, 9/20/2049 (j)	15,426	3,010

Series 2019-115, Class SW, IF, IO, 6.01%, 9/20/2049 (j)	28,001	4,557

Series 2019-117, Class SA, IF, IO, 6.01%, 9/20/2049 (j)	19,866	3,910

Series 2019-132, Class SK, IF, IO, 5.96%, 10/20/2049 (j)	14,135	1,851

Series 2019-138, Class SW, IF, IO, 5.96%, 10/20/2049 (j)	3,635	685

Series 2019-158, Class SG, IF, IO, 5.96%, 12/20/2049 (j)	18,471	2,969

Series 2020-11, Class LS, IF, IO, 5.96%, 1/20/2050 (j)	49,646	7,581

Series 2020-33, Class SB, IF, IO, 5.96%, 3/20/2050 (j)	25,754	5,133

Series 2020-86, Class TS, IF, IO, 5.51%, 6/20/2050 (j)	15,868	2,426

Series 2020-101, Class SA, IF, IO, 6.11%, 7/20/2050 (j)	84,349	17,450

Series 2020-101, Class SJ, IF, IO, 6.11%, 7/20/2050 (j)	58,348	11,530

Series 2020-140, Class SG, IF, IO, 6.26%, 9/20/2050 (j)	81,079	17,108

Series 2021-42, Class SD, IF, IO, 6.21%, 11/20/2050 (j)	48,826	12,851

Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	212,438	25,704

Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	104,175	12,109

Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	25,765	3,945

Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	21,879	3,073

Series 2021-131, Class Z, 3.00%, 7/20/2051 (l)	3,758	3,766

Series 2021-162, Class Z, 2.50%, 9/20/2051 (l)	5,000	4,988

IO, 3.60%, 4/16/2061 (j)	72,570	15,364

3.63%, 6/16/2061 (j)	50,000	10,919

IO, 3.60%, 2/16/2063 (j)	123,363	30,104

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-H13, Class GI, IO, 1.58%, 4/20/2065 (j)	2,032	78

GNMA, REMIC Trust 3.65%, 6/16/2063	46,382	9,109

Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	310	308

GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (j)	169	68

GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 2.87%, 9/25/2035 (j)	148	151

HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 0.27%, 1/25/2047 (j)	8,219	8,197

Homeward Opportunities Fund I Trust Series 2019-3, Class B1, 4.02%, 11/25/2059 ‡ (a) (j)	5,000	5,238

Homeward Opportunities Fund Trust Series 2020-BPL1, Class A2, 5.44%, 8/25/2025 (a) (h)	7,620	7,838

Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	7,000	7,000

Impac CMB Trust Series 2005-1, Class 1A2, 0.70%, 4/25/2035 (j)	240	242

IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 2.78%, 9/25/2037 (j)	14,501	12,408

JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (h)	2,407	2,353

JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	44	45

Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	12,885	8,845

LHOME Mortgage Trust

Series 2019-RTL2, Class A2, 4.34%, 3/25/2024 (a) (h)	6,500	6,568

Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	12,000	12,081

Series 2019-RTL3, Class A2, 4.34%, 7/25/2024 (a) (h)	9,300	9,415

Series 2020-RTL1, Class A2, 3.72%, 10/25/2024 (a) (h)	4,250	4,279

MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.91%, 8/25/2033 ‡ (j)	48	45

MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	37	35

Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 2.02%, 8/25/2033 (j)	51	51

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	229

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

New Residential Mortgage Loan Trust

Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (j)	13,909	323

Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (j)	32,417	1,279

Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 ‡ (a) (j)	3,042	3,038

OBX Trust Series 2020-EXP1, Class 2A1, 0.83%, 2/25/2060 (a) (j)	2,456	2,455

Ocwen Series 2021-GNMSR1, 5.00%, 3/15/2022	23,000	23,036

P-stlb 9.25%, 10/11/2026 ‡	7,700	7,700

PMT Credit Risk Transfer Trust

Series 2021-1R, Class A, 3.00%, 2/27/2024 (a) (j)	16,948	17,246

Series 2019-1R, Class A, 2.09%, 3/27/2024 (a) (j)	2,975	2,971

PRPM

Series 2019-GS1, Class A1, 3.50%, 10/25/2024 (a) (j)	10,621	10,661

Series 2019-GS1, Class A2, 4.75%, 10/25/2024 (a) (j)	8,470	8,518

PRPM LLC

Series 2020-2, Class A1, 3.67%, 8/25/2025 (a) (h)	1,641	1,652

Series 2020-3, Class A1, 2.86%, 9/25/2025 (a) (h)	1,409	1,412

Series 2020-3, Class A2, 5.07%, 9/25/2025 (a) (h)	3,400	3,422

Series 2021-1, Class A2, 3.72%, 1/25/2026 (a) (j)	5,000	5,016

Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (h)	33,030	33,006

Series 2021-6, Class A2, 3.47%, 7/25/2026 (a) (h)	2,749	2,745

Series 2021-7, Class A2, 3.67%, 8/25/2026 (a) (h)	11,837	11,837

RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	63	65

RCO VII Mortgage LLC Series 2021-1, Class A2, 3.97%, 5/25/2026 (a) (h)	2,500	2,497

Repo Buyer 8.32%, 5/14/2022 ‡	3,999	3,999

Repo Buyer RRI Trust 3.06%, 4/14/2055 ‡	8,629	8,625

RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (h)	19,700	19,313

SART

5.64%, 2/15/2024 ‡	1,001	973

4.75%, 7/15/2024	259	260

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

4.76%, 6/15/2025	648	648

SART CRR

Series 4, Class B, 4.70%, 10/15/2024 ‡	2,004	1,945

5.01%, 4/15/2026 ‡	1,526	1,483

4.60%, 7/15/2026 ‡	1,888	1,832

Seasoned Credit Risk Transfer Trust

Series 2017-3, Class A, IO, 0.00%, 7/25/2056(j)	23,192	12

Series 2021-2, Class BXS, 13.96%, 11/25/2060 ‡ (a) (j)	5,000	4,780

STACR Trust

Series 2018-HRP1, Class M2, 1.73%, 4/25/2043 ‡ (a) (j)	843	845

Series 2018-HRP1, Class B1, 3.83%, 4/25/2043 ‡ (a) (j)	2,830	2,908

Series 2018-HRP2, Class M3, 2.48%, 2/25/2047 ‡ (a) (j)	13,859	14,109

Series 2018-DNA3, Class B1, 3.98%, 9/25/2048 ‡ (a) (j)	2,300	2,398

Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 1.65%, 10/25/2037 (j)	2,162	2,208

Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 0.93%, 5/25/2047 (j)	15,115	13,342

Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	30,433

TVC Mortgage Trust Series 2020-RTL1, Class A2, 3.97%, 9/25/2024 (a) (h)	5,500	5,447

VCAT LLC Series 2021-NPL2, Class A2, 4.21%, 3/27/2051 (a) (h)	5,500	5,532

Verus Securitization Trust

Series 2019-4, Class M1, 3.21%, 11/25/2059 ‡ (a) (j)	5,200	5,287

Series 2019-INV3, Class B1, 3.73%, 11/25/2059 ‡ (a) (j)	7,606	7,646

Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (a) (j)	2,200	2,227

Series 2020-1, Class A2, 2.64%, 1/25/2060 (a) (h)	6,307	6,391

Series 2020-1, Class A3, 2.72%, 1/25/2060 (a) (h)	4,483	4,535

Series 2020-1, Class M1, 3.02%, 1/25/2060 ‡ (a) (j)	1,990	2,022

Series 2020-2, Class A1, 2.23%, 5/25/2060 (a) (j)	412	415

Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 ‡ (a) (j)	820	845

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	87	90

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR8, Class A, 2.66%, 8/25/2033 (j)	115	120

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	76	78

Series 2005-AR7, Class A3, 2.54%, 8/25/2035 (j)	77	80

Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR8, Class 2A, 0.95%, 10/25/2046 (j)	2,623	2,376

ZH Trust

Series 2021-1, Class A, 2.25%, 2/18/2027 (a)	11,853	11,859

Series 2021-1, Class B, 3.26%, 2/18/2027 (a)	7,655	7,659

Total Collateralized Mortgage Obligations (Cost $1,388,411)		1,368,219

Foreign Government Securities — 4.1%

Arab Republic of Egypt (Egypt) 7.50%, 1/31/2027 (f)	4,400	4,877

5.88%, 2/16/2031 (a)	3,091	3,037

5.88%, 2/16/2031 (f)	3,000	2,948

7.05%, 1/15/2032 (f)	12,800	13,230

7.90%, 2/21/2048 (f)	1,000	989

8.88%, 5/29/2050 (f)	16,200	17,367

Dominican Republic Government Bond (Dominican Republic) 5.30%, 1/21/2041 (a)	10,822	11,044

7.45%, 4/30/2044 (f)	1,000	1,226

6.40%, 6/5/2049 (f)	1,600	1,749

5.88%, 1/30/2060 (a)	13,650	13,913

5.88%, 1/30/2060 (f)	10,600	10,804

Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024 (f)	10,100	8,959

Federal Republic of Nigeria (Nigeria) 6.50%, 11/28/2027 (f)	7,400	7,792

7.14%, 2/23/2030 (f)	21,500	22,566

7.70%, 2/23/2038 (f)	5,700	5,828

7.63%, 11/28/2047 (f)	4,800	4,820

Hashemite Kingdom of Jordan (Jordan) 5.85%, 7/7/2030 (f)	3,100	3,263

7.38%, 10/10/2047 (f)	9,100	9,761

Islamic Republic of Pakistan (Pakistan) 8.25%, 9/30/2025 (f)	3,100	3,372

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

6.00%, 4/8/2026 (a)	19,530	19,630

7.38%, 4/8/2031 (a)	8,513	8,620

Kingdom of Bahrain (Bahrain) 7.00%, 10/12/2028 (f)	1,900	2,092

6.75%, 9/20/2029 (f)	1,700	1,844

5.45%, 9/16/2032 (a)	9,389	9,201

Republic of Angola (Angola) 9.50%, 11/12/2025(f)	700	781

8.00%, 11/26/2029 (f)	7,100	7,460

8.00%, 11/26/2029 (a)	5,720	6,011

9.13%, 11/26/2049 (f)	6,700	6,978

Republic of Armenia (Armenia) 3.60%, 2/2/2031 (a)	6,100	5,798

3.60%, 2/2/2031 (f)	200	190

Republic of Belarus (Belarus) 6.88%, 2/28/2023 (f)	2,600	2,623

5.88%, 2/24/2026 (f)	800	743

6.38%, 2/24/2031 (f)	4,000	3,487

Republic of Costa Rica (Costa Rica) 4.38%, 4/30/2025 (f)	2,100	2,172

6.13%, 2/19/2031 (f)	15,100	16,023

5.63%, 4/30/2043 (f)	1,200	1,115

7.00%, 4/4/2044 (f)	1,000	1,033

Republic of Cote d’Ivoire (Ivory Coast) 6.38%, 3/3/2028 (f)	14,737	16,406

5.75%, 12/31/2032 (f) (h)	2,088	2,113

6.13%, 6/15/2033 (f)	10,100	11,068

Republic of El Salvador (El Salvador)

6.38%, 1/18/2027 (f)	500	433

8.63%, 2/28/2029 (f)	7,700	7,103

7.63%, 2/1/2041 (f)	4,400	3,702

7.12%, 1/20/2050 (f)	9,900	8,080

Republic of Ghana (Ghana)

Zero Coupon, 4/7/2025 (a)	4,100	3,218

6.38%, 2/11/2027 (f)	10,700	10,451

8.63%, 4/7/2034 (a)	3,966	4,006

7.88%, 2/11/2035 (a)	7,220	6,928

8.88%, 5/7/2042 (f)	1,100	1,093

8.95%, 3/26/2051 (f)	2,000	1,960

8.75%, 3/11/2061 (f)	8,000	7,672

8.75%, 3/11/2061 (a)	3,300	3,164

Republic of Iraq (Iraq)

6.75%, 3/9/2023 (f)	8,400	8,522

5.80%, 1/15/2028 (f)	12,513	12,019

Republic of Kenya (Kenya)

6.88%, 6/24/2024 (f)	1,700	1,868

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	231

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued

7.25%, 2/28/2028 (f)	8,900	9,986

8.00%, 5/22/2032 (f)	15,300	17,460

8.00%, 5/22/2032 (a)	1,780	2,031

6.30%, 1/23/2034 (a)	6,093	6,283

8.25%, 2/28/2048 (f)	6,600	7,461

Republic of Namibia (Namibia) 5.25%, 10/29/2025 (f)	4,900	5,273

Republic of Paraguay (Paraguay)

6.10%, 8/11/2044 (f)	8,675	10,927

5.40%, 3/30/2050 (a)	3,970	4,725

Republic of Rwanda (Rwanda) 5.50%, 8/9/2031 (a)	6,300	6,486

Republic of Senegal (Senegal)

6.25%, 5/23/2033 (f)	8,400	9,042

6.75%, 3/13/2048 (f)	18,800	19,532

Republic of South Africa (South Africa)

5.00%, 10/12/2046	2,600	2,432

5.75%, 9/30/2049	8,406	8,458

Republic of Turkey (Turkey)

4.25%, 4/14/2026	3,700	3,599

4.25%, 4/14/2026	2,600	2,530

4.88%, 4/16/2043	5,000	4,117

State of Mongolia (Mongolia) 4.45%, 7/7/2031 (a)	6,400	6,297

Sultanate of Oman Government Bond (Oman)

4.88%, 2/1/2025 (f)	4,100	4,289

5.38%, 3/8/2027 (f)	6,500	6,859

6.25%, 1/25/2031 (a)	6,559	7,133

7.38%, 10/28/2032 (a)	7,291	8,439

6.50%, 3/8/2047 (f)	600	601

6.75%, 1/17/2048 (f)	5,400	5,514

Ukraine Government Bond (Ukraine)

8.99%, 2/1/2024 (f)	4,800	5,340

7.75%, 9/1/2025 (f)	5,600	6,182

7.75%, 9/1/2027 (f)	3,000	3,341

9.75%, 11/1/2028 (f)	6,700	8,117

6.88%, 5/21/2029 (f)	1,100	1,162

Total Foreign Government Securities (Cost $538,516)		536,768

Mortgage-Backed Securities — 2.6%

FNMA/FHLMC UMBS, Single Family, 15 Year

TBA, 2.00%, 10/25/2036 (l)	4,985	5,150

GNMA I

IO, 3.60%, 6/16/2061 (j)	59,063	12,688

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IO, 3.60%, 12/16/2062 (j)	102,444	26,411

GNMA II, 30 Year

Pool # BF2605, 5.50%, 5/20/2048	738	835

Pool # BN2462, 4.50%, 6/20/2048	108	115

Pool # BH2761, 4.50%, 9/20/2048	1,538	1,698

Pool # BJ4027, 4.50%, 9/20/2048	371	409

Pool # BJ4052, 4.50%, 9/20/2048	214	235

Pool # BH5219, 4.50%, 10/20/2048	497	550

Pool # BI9909, 4.50%, 10/20/2048	813	899

Pool # BJ0977, 4.50%, 10/20/2048	354	387

Pool # BJ4126, 4.50%, 10/20/2048	427	466

Pool # BJ4168, 4.50%, 10/20/2048	671	741

Pool # BJ4297, 4.50%, 10/20/2048	412	451

Pool # BJ4354, 4.50%, 10/20/2048	572	630

Pool # BJ4396, 4.50%, 10/20/2048	642	709

Pool # BJ9835, 4.50%, 1/20/2049	1,071	1,192

Pool # BJ9839, 4.38%, 4/20/2049	605	678

Pool # BL9253, 4.50%, 6/20/2049	301	324

Pool # BJ9846, 4.50%, 7/20/2049	1,309	1,444

Pool # BM5450, 4.50%, 7/20/2049	635	695

Pool # BJ9850, 4.50%, 8/20/2049	738	824

Pool # BJ9854, 4.50%, 9/20/2049	851	949

Pool # BJ9863, 4.50%, 11/20/2049	1,466	1,635

Pool # BQ8922, 4.50%, 12/20/2049	685	784

Pool # MA7255, 2.50%, 3/20/2051	62,697	65,066

Pool # MA7257, 3.50%, 3/20/2051	18,833	19,997

Pool # MA7590, 3.00%, 9/20/2051 (l)	185,000	194,539

Total Mortgage-Backed Securities (Cost $334,372)		340,501

	SHARES (000)
Exchange-Traded Funds — 2.0%

Fixed Income — 2.0%

iShares iBoxx High Yield Corporate Bond ETF	1,499	132,003

SPDR Blackstone Senior Loan ETF	2,395	110,098

SPDR Bloomberg Barclays High Yield Bond ETF	179	19,690

Total Fixed Income		261,791

Total Exchange-Traded Funds (Cost $258,301)		261,791

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 1.3%

U.S. Treasury Bonds 8.00%, 11/15/2021	50	51

U.S. Treasury Notes

0.75%, 4/30/2026	83,400	83,465

1.25%, 4/30/2028	83,300	84,429

Total U.S. Treasury Obligations (Cost $166,436)		167,945

Loan Assignments — 0.4% (m)

Aerospace & Defense — 0.0% (c)

MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/4/2024 (e)	4	4

Auto Components — 0.1%

Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.58%, 4/10/2028 (e)	3,529	3,519

Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 1/31/2028 (e)	1,995	1,986

		5,505

Beverages — 0.0% (c)

Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028 (e)	2,000	1,985

Chemicals — 0.0% (c)

Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 1.90%, 6/1/2024 (e)	256	255

Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 3/31/2027 (e)	2,445	2,432

		2,687

Construction & Engineering — 0.0% (c)

Thor, Inc. 1st Lien Term Loan C Series 2018, Class C Shares, (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025 ‡ (e)	679	681

Containers & Packaging — 0.0% (c)

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/3/2024 (e)	1,488	1,448

Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027 (e)	3,274	3,258

		4,706

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Consumer Services — 0.0% (c)

Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.88%, 8/3/2026 (e)	88	88

Diversified Telecommunication Services — 0.0% (c)

Cincinnati Bell, Inc., Term Loan B (1 Week LIBOR + 3.25%), 4.25%, 10/2/2024 (e)	204	204

Intelsat Jackson Holdings SA, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023 (e) (i)	50	51

		255

Electronic Equipment, Instruments & Components — 0.0% (c)

Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%), 4.00%, 6/30/2028 (e) (n)	2,500	2,504

Food & Staples Retailing — 0.0% (c)

Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038 (e)	315	330

Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 7.00%), 8.00%, 4/1/2024 ‡ (e)	2,325	2,429

Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 1 Month + 10.75%), 11.75%, 10/1/2024 (e)	87	77

		2,836

Hotels, Restaurants & Leisure — 0.0% (c)

Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 8/14/2024 (e)	98	97

IT Services — 0.0% (c)

Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 3/9/2027 (e)	1,791	1,766

Leisure Products — 0.0% (c)

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (e) (i)	45	5

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100 (e) (i)	253	—

		5

Life Sciences Tools & Services — 0.0% (c)

Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 11/8/2027 (e)	1,493	1,491

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	233

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Life Sciences Tools & Services — continued

PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 8/11/2028 (e) (n)	3,200	3,198

		4,689

Machinery — 0.0% (c)

Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (e)	1,969	1,968

Media — 0.0% (c)

Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 5.75%, 8/2/2027 (e) (n)	3,000	2,998

Personal Products — 0.1%

Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026 (e)	5,985	5,988

Pharmaceuticals — 0.0% (c)

Elanco Animal Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.85%, 8/1/2027 (e)	2,161	2,122

Software — 0.0% (c)

Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (e)	1,489	1,490

Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 2/25/2027 (e)	1,985	1,971

		3,461

Specialty Retail — 0.2%

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.58%, 12/18/2026 (e) (i) (o)	12	12

Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028 (e)	2,993	2,985

Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.58%, 12/22/2025 (e) (n)	4,982	4,897

		7,894

Wireless Telecommunication Services — 0.0% (c)

CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027 (e)	1,995	1,999

Total Loan Assignments (Cost $53,715)		54,238

INVESTMENTS	SHARES (000)		VALUE ($000)
Common Stocks — 0.2%

Diversified Telecommunication Services — 0.0% (c)

Frontier Communications Parent, Inc. *	20		581

Food & Staples Retailing — 0.0% (c)

Moran Foods Backstop Equity * ‡	45		204

Media — 0.0% (c)

Clear Channel Outdoor Holdings, Inc. *	6		15

iHeartMedia, Inc., Class A *	2		58

			73

Oil, Gas & Consumable Fuels — 0.2%

Battalion Oil Corp. *	1		7

California Resources Corp. *	4		136

Chesapeake Energy Corp.	5		288

EP Energy Corp. *	11		983

Gulfport Energy Operating Corp. *	103		6,892

Oasis Petroleum, Inc.	90		7,752

Whiting Petroleum Corp. *	98		4,620

			20,678

Professional Services — 0.0% (c)

NMG, Inc.*	—	(k)	1

Specialty Retail — 0.0% (c)

Claire’s Stores, Inc.*‡	—	(k)	2

Total Common Stocks (Cost $16,600)			21,539

Preferred Stocks — 0.1%

Electric Utilities — 0.1%

SCE Trust VI 5.00%, 6/26/2022 ($25 par value) (p)	240		5,984

Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	193		5,159

			11,143

Insurance — 0.0% (c)

MetLife, Inc. Series F, 4.75%, 3/15/2025 ($25 par value) (p)	97		2,580

Internet & Direct Marketing Retail — 0.0% (c)

MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	14		14

Total Preferred Stocks (Cost $12,914)			13,737

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.0% (c) (q)

California — 0.0% (c)

Los Angeles Community College District, Election of 2008 Series E, GO, 6.75%, 8/1/2049	100	175

Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290	321

Regents of the University of California Medical Center Pooled Series F, Rev., 6.58%, 5/15/2049	255	393

University of California, Taxable Build America Series R, Rev., 5.77%, 5/15/2043	140	199

University of California, Taxable Limited Project Series J, Rev., 4.13%, 9/10/2021	100	120

Total California		1,208

Colorado — 0.0% (c)

Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175	193

Illinois — 0.0% (c)

Illinois Finance Authority, The University of Chicago Series A, Rev., 4.00%, 4/1/2023 (r)	25	27

Indiana — 0.0% (c)

Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series B-2, Rev., 6.12%, 1/15/2040	240	342

New Jersey — 0.0% (c)

New Jersey Transportation Trust Fund Authority, Transportation System Series 2012A, Rev., 5.00%, 6/15/2042	25	26

Texas — 0.0% (c)

North Texas Tollway Authority, First Tier Series B, Rev., 6.72%, 1/1/2049	131	222

Total Municipal Bonds (Cost $1,734)		2,018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Convertible Bonds — 0.0% (c)

Oil, Gas & Consumable Fuels — 0.0% (c)

Gulfport Energy Corp. 10.00%, 10/4/2021 ‡ (d) (g) (Cost $259)	—	(k)	1,256

	NO. OF WARRANTS (000)
Warrants — 0.0% (c)

Diversified Telecommunication Services — 0.0% (c)

Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD * ‡	—	(k)	10

Media — 0.0% (c)

Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	—	(k)	6

Oil, Gas & Consumable Fuels — 0.0% (c)

Chesapeake Energy Corp. expiring 2/9/2026, price 27.27 USD *	16		477

expiring 2/9/2026, price 31.71 USD *	18		462

expiring 2/9/2026, price 35.71 USD *	10		229

			1,168

Total Warrants (Cost $–(k))			1,184

	SHARES (000)
Short-Term Investments — 2.5%

Investment Companies — 2.5%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (s) (t) (Cost $325,579)	325,416		325,579

Total Investments — 100.9% (Cost $12,886,090)			13,061,848
Liabilities in Excess of Other Assets — (0.9)%			(116,381)

NET ASSETS — 100.0%			12,945,467

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	235

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CDO	Collateralized Debt Obligations
CLO	Collateralized Loan Obligations
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SPC	Special purpose company
SPDR	Standard & Poor’s Depository Receipts
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2021.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(i)	Defaulted security.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(k)	Amount rounds to less than one thousand.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of August 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2021.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	Security is prerefunded or escrowed to maturity.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of August 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Futures contracts outstanding as of August 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
U.S. Treasury 2 Year Note	3,678	12/2021	USD	810,395	591
U.S. Treasury 5 Year Note	4,842	12/2021	USD	599,009	898

U.S. Treasury 10 Year Note	505	12/2021	USD	67,378	144

U.S. Treasury 10 Year Ultra Note	724	12/2021	USD	107,129	152

U.S. Treasury Long Bond	39	12/2021	USD	6,359	5

U.S. Treasury Ultra Bond	62	12/2021	USD	12,245	(34)

					1,756

Short Contracts
U.S. Treasury 2 Year Note	(3,632)	12/2021	USD	(800,260)	(659)
U.S. Treasury 5 Year Note	(4,025)	12/2021	USD	(497,937)	(758)
U.S. Treasury 10 Year Note	(9,070)	12/2021	USD	(1,210,136)	(2,853)
U.S. Treasury 10 Year Ultra Note	(5,545)	12/2021	USD	(820,486)	(2,584)
U.S. Treasury Long Bond	(2)	12/2021	USD	(326)	1
U.S. Treasury Ultra Bond	(3,344)	12/2021	USD	(660,440)	(3,038)

					(9,891)

					(8,135)

Abbreviations

USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of August 31, 2021 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CNY	603,844	USD	93,133	BNP Paribas**	9/15/2021	277
CNY	58,584	USD	9,030	Citibank, NA**	9/15/2021	32
KRW	10,274,478	USD	8,817	Citibank, NA**	9/15/2021	48
MXN	181,443	USD	8,939	State Street Corp.	9/15/2021	79
TRY	154,481	USD	17,698	Barclays Bank plc	9/15/2021	756
ZAR	1,456,333	USD	100,058	Goldman Sachs International	9/15/2021	15

Total unrealized appreciation						1,207

KRW	63,030,136	USD	55,145	Citibank, NA**	9/15/2021	(761)
MXN	1,858,689	USD	92,715	Citibank, NA	9/15/2021	(336)

Total unrealized depreciation						(1,097)

Net unrealized appreciation						110

Abbreviations

CNY	China Yuan
KRW	Korean Republic Won
MXN	Mexican Peso
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
**	Non-deliverable forward.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	237

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Over-the-Counter (“OTC”) Credit default swap contracts outstanding — sell protection (a) as of August 31, 2021 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citibank, NA	11/18/2054	3.86	USD 5,000	(278)	48	(230)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	3.86	USD 12,500	(663)	88	(575)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	3.86	USD 10,000	(472)	12	(460)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	3.86	USD 20,000	(797)	(124)	(921)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	3.86	USD 15,000	(529)	(161)	(690)
CMBX.NA.BBB-.12	3.00	Monthly	Citibank, NA	8/17/2061	3.81	USD 20,000	(931)	(42)	(973)
CMBX.NA.BBB-.12	3.00	Monthly	Citibank, NA	8/17/2061	3.81	USD 12,500	(1,086)	477	(609)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	3.81	USD 5,000	(172)	(71)	(243)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	3.81	USD 5,000	(56)	(187)	(243)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	3.81	USD 7,500	(40)	(325)	(365)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	3.81	USD 5,000	(247)	3	(244)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	3.81	USD 5,500	(65)	(203)	(268)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	3.81	USD 8,017	(94)	(296)	(390)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	3.81	USD 12,500	(58)	(549)	(607)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	3.81	USD 5,000	(245)	1	(244)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	3.81	USD 2,500	(122)	1	(121)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	3.81	USD 12,500	(138)	(471)	(609)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	3.81	USD 12,500	(369)	(239)	(608)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	9/17/2058	5.15	USD 2,500	(290)	93	(197)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	9/17/2058	5.15	USD 8,000	(650)	18	(632)
CMBX.NA.BBB-.9	3.00	Monthly	Merrill Lynch International	9/17/2058	5.15	USD 5,000	(578)	184	(394)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.15	USD 7,500	(871)	280	(591)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.15	USD 5,000	(503)	108	(395)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.15	USD 12,500	(1,350)	364	(986)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.15	USD 12,500	(1,900)	913	(987)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.15	USD 12,500	(1,394)	408	(986)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.15	USD 7,500	(867)	276	(591)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	9/17/2058	5.15	USD 10,000	(964)	175	(789)

							(15,729)	781	(14,948)

Centrally Cleared Credit default swap contracts outstanding — sell protection (a) as of August 31, 2021 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)		UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD	25,500	2,280	472	2,752
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD	155,000	12,802	3,925	16,727

							15,082	4,397	19,479

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar

Summary of total OTC swap contracts outstanding as of August 31, 2021 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities

OTC Credit default swap contracts outstanding — sell protection	(15,729)	(14,948)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	239

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 36.8%

Aerospace & Defense — 1.5%

BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	1,000	1,096

Boeing Co. (The) 1.43%, 2/4/2024	877	879

4.88%, 5/1/2025	541	605

2.75%, 2/1/2026	1,646	1,720

2.20%, 2/4/2026	1,072	1,076

3.10%, 5/1/2026	2,500	2,653

General Dynamics Corp. 2.25%, 11/15/2022	1,000	1,019

L3Harris Technologies, Inc. 3.85%, 12/15/2026	475	531

4.85%, 4/27/2035	500	634

Leidos, Inc. 2.30%, 2/15/2031	1,000	986

Lockheed Martin Corp. 3.35%, 9/15/2021	211	211

3.55%, 1/15/2026	700	774

Northrop Grumman Corp. 2.93%, 1/15/2025	1,800	1,914

Precision Castparts Corp. 2.50%, 1/15/2023	500	512

3.25%, 6/15/2025	800	869

Raytheon Technologies Corp. 3.20%, 3/15/2024	300	319

3.15%, 12/15/2024	476	507

3.95%, 8/16/2025	2,000	2,218

4.13%, 11/16/2028	500	575

2.25%, 7/1/2030	300	307

4.15%, 5/15/2045	311	371

Textron, Inc. 3.00%, 6/1/2030	1,100	1,175

		20,951

Airlines — 0.0% (b)

Continental Airlines Pass-Through Trust

Series 2012-2, Class A Shares, 4.00%, 10/29/2024	186	196

Automobiles — 0.7%

BMW US Capital LLC (Germany) 1.85%, 9/15/2021 (a)	250	250

Daimler Finance North America LLC (Germany) 2.13%, 3/10/2025 (a)	1,250	1,295

General Motors Co. 6.13%, 10/1/2025	700	826

Hyundai Capital America 3.00%, 6/20/2022 (a)	530	540

2.85%, 11/1/2022 (a)	266	273

1.50%, 6/15/2026 (a)	728	724

3.00%, 2/10/2027 (a)	1,345	1,426

2.38%, 10/15/2027 (a)	479	490

1.80%, 1/10/2028 (a)	308	306

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — continued

Nissan Motor Co. Ltd. (Japan) 3.52%, 9/17/2025 (a)	600	642

4.35%, 9/17/2027 (a)	1,600	1,780

Volkswagen Group of America Finance LLC (Germany) 2.50%, 9/24/2021 (a)	345	345

1.63%, 11/24/2027 (a)	621	621

		9,518

Banks — 6.5%

AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	800	864

Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	1,000	1,130

Banco Santander SA (Spain) 2.75%, 12/3/2030	600	603

Bank of America Corp. 3.30%, 1/11/2023	32	33

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	2,487	2,597

4.00%, 1/22/2025	1,154	1,261

(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	1,500	1,611

4.45%, 3/3/2026	556	627

(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	21	21

Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	1,500	1,516

(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (c)	1,500	1,671

(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	4,000	3,919

Bank of Montreal (Canada) 2.35%, 9/11/2022	100	102

2.50%, 6/28/2024	500	526

(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	800	856

Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	1,580	1,690

Bank of Nova Scotia (The) (Canada) 2.20%, 2/3/2025	600	627

Barclays plc (United Kingdom) 3.65%, 3/16/2025	1,255	1,360

(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (c)	500	539

BNP Paribas SA (France) 3.38%, 1/9/2025 (a)	800	858

(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (c)	500	544

4.63%, 3/13/2027 (a)	1,000	1,133

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	1,050	1,115

Capital One Bank USA NA 3.38%, 2/15/2023	660	688

Citigroup, Inc.

(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	1,500	1,599

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (d) (e)	198	204

(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	2,200	2,180

(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	1,200	1,319

(SOFR + 1.15%), 2.67%, 1/29/2031 (c)	2,400	2,493

(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	2,000	2,323

Citizens Financial Group, Inc. 2.64%, 9/30/2032	500	508

Cooperatieve Rabobank UA (Netherlands) 3.88%, 2/8/2022	903	918

2.63%, 7/22/2024 (a)	400	421

Credit Agricole SA (France)

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	1,500	1,535

(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	874	866

Discover Bank 2.45%, 9/12/2024	900	940

3.45%, 7/27/2026	447	488

HSBC Holdings plc (United Kingdom) 4.25%, 3/14/2024	800	863

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	1,800	1,903

(SOFR + 1.40%), 2.63%, 11/7/2025 (c)	1,000	1,047

(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (c)	1,250	1,388

(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	300	303

(SOFR + 2.39%), 2.85%, 6/4/2031 (c)	941	982

Huntington Bancshares, Inc. 2.55%, 2/4/2030	1,600	1,683

ING Groep NV (Netherlands) 3.95%, 3/29/2027	406	457

(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	480	487

KeyBank NA 3.30%, 6/1/2025	800	873

Lloyds Banking Group plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	350	365

3.75%, 1/11/2027	1,269	1,407

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Mitsubishi UFJ Financial Group, Inc. (Japan) 3.00%, 2/22/2022	221	224

3.76%, 7/26/2023	864	918

2.19%, 2/25/2025	1,550	1,613

Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a)	1,000	1,089

Mizuho Financial Group, Inc. (Japan) 2.95%, 2/28/2022	580	588

2.60%, 9/11/2022	300	307

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	1,435	1,532

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	286	288

(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	620	715

NatWest Markets plc (United Kingdom) 0.80%, 8/12/2024 (a)	377	377

Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (a)	591	615

PNC Financial Services Group, Inc. (The) 2.55%, 1/22/2030	1,050	1,103

Royal Bank of Canada (Canada) 4.65%, 1/27/2026	1,097	1,253

Santander UK Group Holdings plc (United Kingdom)

(SOFR + 0.79%), 1.09%, 3/15/2025 (c)	1,632	1,636

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	1,200	1,206

Societe Generale SA (France) 2.63%, 1/22/2025 (a)	1,200	1,252

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	480	477

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	937	939

Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (a)	1,200	1,310

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	600	627

Sumitomo Mitsui Financial Group, Inc. (Japan) 2.70%, 7/16/2024	1,982	2,090

2.35%, 1/15/2025	800	835

Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.55%, 3/25/2026 (a)	515	522

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	241

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	442	477

Truist Bank

2.75%, 5/1/2023	1,500	1,559

UniCredit SpA (Italy)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	635	636

(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	600	669

US Bancorp

Series V, 2.63%, 1/24/2022	732	737

Wachovia Corp. 7.57%, 8/1/2026 (f)	700	900

Wells Fargo & Co.

(SOFR + 1.09%), 2.41%, 10/30/2025 (c)	2,700	2,822

4.30%, 7/22/2027	2,000	2,292

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (c)	1,850	2,052

(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	800	834

Westpac Banking Corp. (Australia) 2.50%, 6/28/2022	1,100	1,122

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (c)	500	520

		89,579

Beverages — 0.9%

Anheuser-Busch Cos. LLC (Belgium) 3.65%, 2/1/2026	3,050	3,367

Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	1,395	1,659

Coca-Cola Co. (The) 1.45%, 6/1/2027	382	390

Coca-Cola Europacific Partners plc (United Kingdom) 1.50%, 1/15/2027 (a)	1,400	1,399

Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	250	261

1.85%, 9/1/2032	401	385

Constellation Brands, Inc. 3.15%, 8/1/2029	400	432

2.88%, 5/1/2030	119	125

Diageo Investment Corp. (United Kingdom) 2.88%, 5/11/2022	1,000	1,018

Keurig Dr Pepper, Inc. 4.42%, 5/25/2025	745	834

4.60%, 5/25/2028	400	469

PepsiCo, Inc. 2.38%, 10/6/2026	200	214

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Beverages — continued

2.63%, 7/29/2029	1,400	1,506

		12,059

Biotechnology — 0.8%

AbbVie, Inc. 2.90%, 11/6/2022	500	515

3.85%, 6/15/2024	1,250	1,350

2.95%, 11/21/2026	3,978	4,287

4.25%, 11/14/2028	1,000	1,159

3.20%, 11/21/2029	475	519

Amgen, Inc. 2.20%, 2/21/2027	356	371

Baxalta, Inc. 3.60%, 6/23/2022	35	36

Biogen, Inc. 2.25%, 5/1/2030	594	603

Gilead Sciences, Inc. 3.70%, 4/1/2024	1,456	1,561

3.50%, 2/1/2025	35	38

1.65%, 10/1/2030	400	390

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	381	366

		11,195

Building Products — 0.0% (b)

CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	222	244

Capital Markets — 2.7%

Ameriprise Financial, Inc. 3.70%, 10/15/2024	550	600

Bank of New York Mellon Corp. (The) 3.40%, 1/29/2028	1,500	1,674

Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023 (a)	470	499

Blackstone Secured Lending Fund 3.65%, 7/14/2023	550	574

Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	850	958

Charles Schwab Corp. (The) 3.20%, 3/2/2027	250	275

Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	2,320	2,514

Credit Suisse Group AG (Switzerland) 4.55%, 4/17/2026	500	567

(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (c)	378	394

Deutsche Bank AG (Germany) 4.25%, 10/14/2021	600	603

3.95%, 2/27/2023	500	524

(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	360	369

(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	626	646

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

Goldman Sachs Group, Inc. (The) 4.00%, 3/3/2024	750	812

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	403	431

4.25%, 10/21/2025	1,592	1,777

3.50%, 11/16/2026	1,750	1,905

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	2,580	2,867

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	500	572

(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	800	784

Invesco Finance plc

3.75%, 1/15/2026	436	482

Macquarie Bank Ltd. (Australia) 2.30%, 1/22/2025 (a)	1,000	1,046

Macquarie Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	200	239

Morgan Stanley

(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	4,000	4,158

4.35%, 9/8/2026	2,880	3,272

(SOFR + 0.72%), 0.99%, 12/10/2026 (c)	4,000	3,952

(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	750	733

Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	453	462

State Street Corp. 3.10%, 5/15/2023	1,724	1,804

TD Ameritrade Holding Corp. 2.95%, 4/1/2022	219	222

UBS Group AG (Switzerland)

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	700	716

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	449	485

		36,916

Chemicals — 0.3%

Ecolab, Inc. 3.25%, 1/14/2023	330	341

International Flavors & Fragrances, Inc. 1.83%, 10/15/2027 (a)	310	312

Linde, Inc. 2.20%, 8/15/2022	500	507

LYB International Finance III LLC 2.25%, 10/1/2030	1,000	1,017

Mosaic Co. (The) 3.25%, 11/15/2022	243	251

Nutrien Ltd. (Canada) 3.38%, 3/15/2025	168	181

2.95%, 5/13/2030	200	213

PPG Industries, Inc. 1.20%, 3/15/2026	457	457

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued

Sherwin-Williams Co. (The) 3.30%, 2/1/2025	225	240

Westlake Chemical Corp. 3.60%, 8/15/2026	1,150	1,270

		4,789

Commercial Services & Supplies — 0.0% (b)

Republic Services, Inc. 1.45%, 2/15/2031	254	242

Communications Equipment — 0.0% (b)

Cisco Systems, Inc. 2.95%, 2/28/2026	200	218

Construction & Engineering — 0.0% (b)

Quanta Services, Inc. 2.90%, 10/1/2030	175	184

Construction Materials — 0.1%

CRH America, Inc. (Ireland) 3.88%, 5/18/2025 (a)	250	274

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	260	285

3.50%, 12/15/2027	300	333

		892

Consumer Finance — 1.5%

AerCap Ireland Capital DAC (Ireland) 3.50%, 5/26/2022	400	408

3.30%, 1/23/2023	1,200	1,240

4.50%, 9/15/2023	234	250

2.88%, 8/14/2024	700	730

4.45%, 10/1/2025	800	878

3.65%, 7/21/2027	594	633

American Express Co. 2.50%, 7/30/2024	1,000	1,053

American Honda Finance Corp. 2.40%, 6/27/2024	800	839

2.00%, 3/24/2028	1,000	1,030

Avolon Holdings Funding Ltd. (Ireland) 3.95%, 7/1/2024 (a)	660	704

2.88%, 2/15/2025 (a)	1,400	1,444

5.50%, 1/15/2026 (a)	400	452

2.13%, 2/21/2026 (a)	880	878

4.25%, 4/15/2026 (a)	1,080	1,171

2.53%, 11/18/2027 (a)	3,603	3,577

Caterpillar Financial Services Corp. 2.85%, 6/1/2022	900	918

General Motors Financial Co., Inc. 2.35%, 1/8/2031	2,500	2,477

John Deere Capital Corp. 3.15%, 10/15/2021	650	652

2.70%, 1/6/2023	298	308

3.45%, 3/13/2025	500	548

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	243

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	392	430

		20,620

Containers & Packaging — 0.1%

Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	513	513

International Paper Co. 3.80%, 1/15/2026	354	393

Packaging Corp. of America 3.00%, 12/15/2029	300	321

WRKCo, Inc. 3.00%, 9/15/2024	350	371

4.90%, 3/15/2029	150	180

		1,778

Diversified Financial Services — 1.1%

AIG Global Funding 2.30%, 7/1/2022 (a)	200	203

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	3,600	4,370

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	490	506

LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	1,700	1,730

Mitsubishi HC Capital, Inc. (Japan) 3.96%, 9/19/2023 (a)	820	872

National Rural Utilities Cooperative Finance Corp. 3.40%, 2/7/2028	1,250	1,381

ORIX Corp. (Japan) 2.90%, 7/18/2022	277	283

Shell International Finance BV (Netherlands) 3.40%, 8/12/2023	150	159

3.25%, 5/11/2025	2,500	2,708

2.88%, 5/10/2026	788	851

3.88%, 11/13/2028	500	574

2.75%, 4/6/2030	500	535

Siemens Financieringsmaatschappij NV (Germany) 3.13%, 3/16/2024 (a)	400	426

		14,598

Diversified Telecommunication Services — 1.0%

AT&T, Inc. 1.65%, 2/1/2028	4,400	4,398

2.55%, 12/1/2033 (a)	1,627	1,635

NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (a)	1,100	1,134

Verizon Communications, Inc. 0.85%, 11/20/2025	1,800	1,787

2.63%, 8/15/2026	2,000	2,127

4.02%, 12/3/2029	533	613

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

1.68%, 10/30/2030	1,818	1,756

4.40%, 11/1/2034	350	421

2.99%, 10/30/2056	382	369

		14,240

Electric Utilities — 1.6%

Arizona Public Service Co. 3.35%, 6/15/2024	372	396

Baltimore Gas and Electric Co. 2.80%, 8/15/2022	1,595	1,622

Cleveland Electric Illuminating Co. (The) 3.50%, 4/1/2028 (a)	476	517

4.55%, 11/15/2030 (a)	290	342

Connecticut Light and Power Co. (The)

Series A, 3.20%, 3/15/2027	700	773

DTE Electric Co. 2.65%, 6/15/2022	197	199

3.65%, 3/15/2024	500	537

Duke Energy Carolinas LLC 3.95%, 11/15/2028	1,500	1,720

6.45%, 10/15/2032	50	69

Duke Energy Progress LLC 2.80%, 5/15/2022	461	466

Duquesne Light Holdings, Inc.

2.53%, 10/1/2030 (a)	421	419

2.78%, 1/7/2032 (a)	254	258

Edison International 3.55%, 11/15/2024	600	638

Enel Finance International NV (Italy) 3.63%, 5/25/2027 (a)	450	500

Entergy Arkansas LLC 3.05%, 6/1/2023	765	795

3.50%, 4/1/2026	260	286

Entergy Mississippi LLC 2.85%, 6/1/2028	269	288

Evergy, Inc. 2.90%, 9/15/2029	368	393

Fortis, Inc. (Canada) 3.06%, 10/4/2026	541	584

Indiana Michigan Power Co.

Series J, 3.20%, 3/15/2023	100	104

Interstate Power and Light Co. 4.10%, 9/26/2028	1,000	1,154

ITC Holdings Corp. 2.95%, 5/14/2030 (a)	251	267

Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	288	299

Kentucky Utilities Co. 3.30%, 10/1/2025	200	217

Louisville Gas & Electric Co.

Series 25, 3.30%, 10/1/2025	94	102

NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	150	153

Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	938	1,006

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

NRG Energy, Inc. 2.45%, 12/2/2027 (a)	445	452

OGE Energy Corp. 0.70%, 5/26/2023	208	208

Ohio Power Co.

Series M, 5.38%, 10/1/2021	1,200	1,205

Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	300	377

Pacific Gas and Electric Co.

(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (c)	893	894

4.55%, 7/1/2030	1,200	1,277

Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	256	273

PPL Electric Utilities Corp. 2.50%, 9/1/2022	224	228

Public Service Co. of New Hampshire 3.50%, 11/1/2023	283	299

SCE Recovery Funding LLC

Series A-2, 1.94%, 5/15/2038	285	281

Southern Co. (The) 3.25%, 7/1/2026	500	542

Virginia Electric and Power Co.

Series C, 2.75%, 3/15/2023	1,600	1,650

		21,790

Electrical Equipment — 0.2%

ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	350	356

Eaton Corp. 3.10%, 9/15/2027	400	436

Rockwell Automation, Inc. 1.75%, 8/15/2031	1,400	1,389

		2,181

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc. 3.88%, 1/12/2028	926	1,019

Energy Equipment & Services — 0.1%

Baker Hughes a GE Co. LLC 3.34%, 12/15/2027	250	276

Halliburton Co. 3.80%, 11/15/2025	22	24

2.92%, 3/1/2030	150	156

Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	460	493

		949

Entertainment — 0.1%

Walt Disney Co. (The) 3.70%, 10/15/2025	1,000	1,105

7.43%, 10/1/2026	600	784

		1,889

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — 1.6%

Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2027	285	321

3.38%, 8/15/2031	675	746

American Tower Corp. 3.50%, 1/31/2023	860	896

2.40%, 3/15/2025	400	418

1.50%, 1/31/2028	545	534

AvalonBay Communities, Inc. 3.35%, 5/15/2027	225	249

2.45%, 1/15/2031	900	937

Boston Properties LP 3.80%, 2/1/2024	909	968

Brixmor Operating Partnership LP 3.85%, 2/1/2025	375	407

2.25%, 4/1/2028	186	190

2.50%, 8/16/2031	450	452

Corporate Office Properties LP 2.00%, 1/15/2029	257	255

Crown Castle International Corp. 4.45%, 2/15/2026	1,200	1,351

Equinix, Inc. 2.90%, 11/18/2026	1,177	1,260

Essex Portfolio LP 1.65%, 1/15/2031	529	506

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	163	178

Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	269	288

2.00%, 3/15/2031	575	558

Life Storage LP 2.20%, 10/15/2030	550	551

Mid-America Apartments LP 1.70%, 2/15/2031	387	373

National Retail Properties, Inc.

3.60%, 12/15/2026	247	271

4.30%, 10/15/2028	550	627

Office Properties Income Trust 2.65%, 6/15/2026	218	222

2.40%, 2/1/2027	770	771

Realty Income Corp. 3.88%, 7/15/2024	400	433

Regency Centers LP 2.95%, 9/15/2029	566	601

Safehold Operating Partnership LP 2.80%, 6/15/2031	1,058	1,069

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	400	429

Simon Property Group LP 2.00%, 9/13/2024	1,200	1,243

2.45%, 9/13/2029	520	537

SITE Centers Corp. 3.63%, 2/1/2025	100	106

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	245

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

UDR, Inc. 2.95%, 9/1/2026	106	114

3.50%, 7/1/2027	323	357

3.20%, 1/15/2030	260	282

2.10%, 8/1/2032	306	299

2.10%, 6/15/2033	400	387

Ventas Realty LP 3.75%, 5/1/2024	470	503

3.50%, 2/1/2025	90	97

4.13%, 1/15/2026	45	50

3.25%, 10/15/2026	113	122

Welltower, Inc. 4.50%, 1/15/2024	900	972

WP Carey, Inc. 2.40%, 2/1/2031	285	286

2.25%, 4/1/2033	1,400	1,368

		22,584

Food & Staples Retailing — 0.4%

7-Eleven, Inc. 1.30%, 2/10/2028 (a)	1,120	1,088

Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030 (a)	600	630

Kroger Co. (The) 4.50%, 1/15/2029	950	1,126

5.40%, 7/15/2040	92	123

Sysco Corp. 3.25%, 7/15/2027	600	653

Walmart, Inc. 3.30%, 4/22/2024	200	214

3.70%, 6/26/2028	1,000	1,141

		4,975

Food Products — 0.4%

Archer-Daniels-Midland Co. 3.25%, 3/27/2030	561	625

Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	900	914

Campbell Soup Co. 3.95%, 3/15/2025	300	329

2.38%, 4/24/2030	576	586

Cargill, Inc.

2.13%, 4/23/2030 (a)	400	410

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89	100

Mondelez International, Inc. 1.88%, 10/15/2032	1,200	1,169

Smithfield Foods, Inc. 5.20%, 4/1/2029 (a)	556	649

Tyson Foods, Inc. 3.90%, 9/28/2023	500	534

Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	200	217

		5,533

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gas Utilities — 0.1%

Atmos Energy Corp. 2.63%, 9/15/2029	600	633

ONE Gas, Inc. 2.00%, 5/15/2030	248	247

		880

Health Care Equipment & Supplies — 0.5%

Abbott Laboratories 3.88%, 9/15/2025	1,284	1,430

3.75%, 11/30/2026	650	735

Becton Dickinson and Co. 3.36%, 6/6/2024	46	49

3.70%, 6/6/2027	1,500	1,673

Boston Scientific Corp. 3.75%, 3/1/2026	316	350

4.00%, 3/1/2029	189	216

Medtronic, Inc. 3.50%, 3/15/2025	1,307	1,427

Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	174	182

3.55%, 4/1/2025	530	573

		6,635

Health Care Providers & Services — 1.1%

Anthem, Inc. 3.30%, 1/15/2023	700	728

3.65%, 12/1/2027	1,000	1,119

Cigna Corp. 3.50%, 6/15/2024	400	428

4.38%, 10/15/2028	1,000	1,167

CommonSpirit Health 3.35%, 10/1/2029	733	795

2.78%, 10/1/2030	600	628

CVS Health Corp. 3.70%, 3/9/2023	137	143

1.88%, 2/28/2031	2,198	2,154

2.70%, 8/21/2040	750	737

HCA, Inc. 4.13%, 6/15/2029	1,750	1,980

2.38%, 7/15/2031	800	799

Laboratory Corp. of America Holdings 3.25%, 9/1/2024	1,000	1,066

Quest Diagnostics, Inc. 2.95%, 6/30/2030	93	100

2.80%, 6/30/2031	691	733

UnitedHealth Group, Inc.

3.38%, 11/15/2021	187	187

2.75%, 2/15/2023	365	376

2.88%, 3/15/2023	645	671

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — 1.1%

Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	466	475

2.65%, 1/15/2032 (a)	365	367

		14,653

Hotels, Restaurants & Leisure — 0.3%

Expedia Group, Inc. 3.25%, 2/15/2030	1,400	1,452

McDonald’s Corp. 3.38%, 5/26/2025	1,250	1,352

3.80%, 4/1/2028	440	498

Starbucks Corp. 2.70%, 6/15/2022	326	331

2.25%, 3/12/2030	850	868

		4,501

Household Durables — 0.1%

Lennar Corp. 5.25%, 6/1/2026	1,100	1,271

Independent Power and Renewable Electricity Producers — 0.0% (b)

Exelon Generation Co. LLC 3.40%, 3/15/2022	90	91

4.25%, 6/15/2022	90	92

		183

Industrial Conglomerates — 0.1%

Roper Technologies, Inc. 3.80%, 12/15/2026	1,000	1,120

Insurance — 1.4%

AIA Group Ltd. (Hong Kong) 3.60%, 4/9/2029 (a)	595	662

3.38%, 4/7/2030 (a)	200	221

Allstate Corp. (The) 3.15%, 6/15/2023	651	684

American International Group, Inc. 3.75%, 7/10/2025	818	897

3.90%, 4/1/2026	400	445

Assurant, Inc. 4.20%, 9/27/2023	145	155

Athene Global Funding 2.75%, 6/25/2024 (a)	550	580

Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	528	532

Chubb INA Holdings, Inc. 2.70%, 3/13/2023	1,900	1,969

CNA Financial Corp. 3.95%, 5/15/2024	499	539

4.50%, 3/1/2026	364	412

Guardian Life Global Funding 2.50%, 5/8/2022 (a)	500	508

3.40%, 4/25/2023 (a)	230	241

0.88%, 12/10/2025 (a)	800	795

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	1,135	1,225

Liberty Mutual Group, Inc. 4.25%, 6/15/2023 (a)	210	223

4.57%, 2/1/2029 (a)	1,640	1,927

Lincoln National Corp. 4.20%, 3/15/2022	864	882

Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	449	507

Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	700	755

Metropolitan Life Global Funding I 3.88%, 4/11/2022 (a)	426	436

3.00%, 1/10/2023 (a)	1,600	1,657

New York Life Global Funding 2.35%, 7/14/2026 (a)	953	1,003

Principal Financial Group, Inc. 3.13%, 5/15/2023	471	491

3.70%, 5/15/2029	800	904

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	650	812

		19,462

Interactive Media & Services — 0.1%

Alphabet, Inc. 1.10%, 8/15/2030	2,000	1,899

Internet & Direct Marketing Retail — 0.2%

Amazon.com, Inc. 3.15%, 8/22/2027	900	996

3.88%, 8/22/2037	350	418

eBay, Inc. 2.60%, 5/10/2031	1,250	1,288

		2,702

IT Services — 0.2%

DXC Technology Co. 4.25%, 4/15/2024	151	163

Global Payments, Inc. 3.20%, 8/15/2029	600	644

International Business Machines Corp. 3.50%, 5/15/2029	1,800	2,016

		2,823

Leisure Products — 0.1%

Hasbro, Inc. 3.90%, 11/19/2029	850	949

Life Sciences Tools & Services — 0.1%

Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	1,250	1,373

Machinery — 0.2%

Illinois Tool Works, Inc. 3.50%, 3/1/2024	1,400	1,494

Parker-Hannifin Corp. 3.30%, 11/21/2024	228	244

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	247

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Machinery — continued

Stanley Black & Decker, Inc. 3.40%, 3/1/2026	900	990

Xylem, Inc. 3.25%, 11/1/2026	111	122

		2,850

Media — 0.9%

Charter Communications Operating LLC 4.91%, 7/23/2025	2,460	2,783

Comcast Corp. 3.70%, 4/15/2024	1,500	1,620

3.38%, 2/15/2025	1,226	1,327

3.15%, 3/1/2026	221	240

4.15%, 10/15/2028	1,050	1,218

Cox Communications, Inc. 3.50%, 8/15/2027 (a)	615	678

1.80%, 10/1/2030 (a)	450	435

Discovery Communications LLC 3.95%, 3/20/2028	900	1,005

Fox Corp. 4.71%, 1/25/2029	910	1,071

Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	285	317

Time Warner Entertainment Co. LP 8.38%, 7/15/2033	500	745

ViacomCBS, Inc. 3.70%, 8/15/2024	480	517

2.90%, 1/15/2027	539	575

		12,531

Metals & Mining — 0.3%

Anglo American Capital plc (South Africa) 4.50%, 3/15/2028 (a)	1,000	1,140

Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (a)	500	499

2.85%, 4/27/2031 (a)	1,700	1,740

Nucor Corp. 4.00%, 8/1/2023	305	323

Steel Dynamics, Inc. 1.65%, 10/15/2027	374	374

3.45%, 4/15/2030	28	31

Teck Resources Ltd. (Canada) 3.90%, 7/15/2030	400	436

		4,543

Multiline Retail — 0.2%

Dollar General Corp. 3.50%, 4/3/2030	1,750	1,949

Kohl’s Corp. 3.38%, 5/1/2031	1,100	1,154

		3,103

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — 0.3%

CenterPoint Energy, Inc. 1.45%, 6/1/2026	288	290

CMS Energy Corp. 2.95%, 2/15/2027	170	181

Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	690	783

Dominion Energy, Inc.

Series B, 2.75%, 9/15/2022	350	356

NiSource, Inc. 3.95%, 3/30/2048	100	116

Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	817	782

Puget Energy, Inc. 2.38%, 6/15/2028 (a)	234	237

Sempra Energy 4.05%, 12/1/2023	192	205

WEC Energy Group, Inc. 1.38%, 10/15/2027	800	791

		3,741

Oil, Gas & Consumable Fuels — 3.6%

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	922	1,053

BP Capital Markets America, Inc. 3.22%, 11/28/2023	750	792

3.22%, 4/14/2024	3,067	3,260

4.23%, 11/6/2028	500	578

Cameron LNG LLC 2.90%, 7/15/2031 (a)	146	157

Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	750	852

5.13%, 6/30/2027	900	1,047

Chevron Corp. 1.55%, 5/11/2025	300	308

2.95%, 5/16/2026	1,200	1,301

Chevron USA, Inc. 3.85%, 1/15/2028	350	397

3.25%, 10/15/2029	600	666

Cimarex Energy Co. 3.90%, 5/15/2027	700	773

CNOOC Finance 2014 ULC (China) 4.25%, 4/30/2024	833	902

ConocoPhillips 3.75%, 10/1/2027 (a)	600	674

2.40%, 2/15/2031 (a)	125	129

Diamondback Energy, Inc. 3.25%, 12/1/2026	1,300	1,393

Ecopetrol SA (Colombia) 4.13%, 1/16/2025	467	488

5.38%, 6/26/2026	773	850

Energy Transfer LP 3.60%, 2/1/2023	267	276

4.90%, 2/1/2024	570	617

4.05%, 3/15/2025	182	197

2.90%, 5/15/2025	2,700	2,834

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

5.95%, 12/1/2025	506	591

5.50%, 6/1/2027	244	288

Eni SpA (Italy)

Series X-R, 4.00%, 9/12/2023 (a)	1,145	1,218

Enterprise Products Operating LLC 3.35%, 3/15/2023	225	233

3.90%, 2/15/2024	263	282

3.70%, 2/15/2026	651	719

3.95%, 2/15/2027	596	667

Equinor ASA (Norway) 2.88%, 4/6/2025	1,179	1,259

Exxon Mobil Corp. 2.71%, 3/6/2025	1,200	1,277

Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (a)	1,632	1,670

Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	312	321

3.45%, 10/15/2027 (a)	400	425

HollyFrontier Corp. 2.63%, 10/1/2023	95	98

5.88%, 4/1/2026	500	574

Kinder Morgan, Inc. 3.15%, 1/15/2023	1,500	1,553

Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (a)	730	736

Marathon Petroleum Corp. 3.63%, 9/15/2024	964	1,036

MPLX LP 3.38%, 3/15/2023	200	208

4.13%, 3/1/2027	518	581

4.25%, 12/1/2027	118	134

2.65%, 8/15/2030	514	522

NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	271	280

ONEOK Partners LP 3.38%, 10/1/2022	600	614

ONEOK, Inc. 3.40%, 9/1/2029	1,000	1,074

Ovintiv Exploration, Inc. 5.38%, 1/1/2026	480	543

Phillips 66 1.30%, 2/15/2026	178	178

2.15%, 12/15/2030	700	690

Pioneer Natural Resources Co. 1.13%, 1/15/2026	700	693

1.90%, 8/15/2030	600	579

Plains All American Pipeline LP 3.65%, 6/1/2022	705	716

4.65%, 10/15/2025	800	891

3.55%, 12/15/2029	100	106

Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	250	290

Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (a)	210	212

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Suncor Energy, Inc. (Canada) 3.60%, 12/1/2024	1,350	1,455

5.95%, 12/1/2034	300	399

TC PipeLines LP 3.90%, 5/25/2027	141	157

Texas Eastern Transmission LP 2.80%, 10/15/2022 (a)	1,153	1,175

TotalEnergies Capital Canada Ltd. (France) 2.75%, 7/15/2023	821	858

TotalEnergies Capital International SA (France) 2.70%, 1/25/2023	200	207

3.75%, 4/10/2024	600	649

TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	2,345	2,483

Valero Energy Corp. 2.85%, 4/15/2025	1,200	1,266

Williams Cos., Inc. (The) 2.60%, 3/15/2031	500	510

		49,961

Pharmaceuticals — 1.1%

AstraZeneca plc (United Kingdom) 0.70%, 4/8/2026	400	393

1.38%, 8/6/2030	616	593

Bristol-Myers Squibb Co. 3.25%, 8/15/2022	600	617

2.90%, 7/26/2024	638	680

3.40%, 7/26/2029	3,061	3,442

Eli Lilly & Co. 3.38%, 3/15/2029	600	676

Merck & Co., Inc. 3.40%, 3/7/2029	750	843

Mylan, Inc. 3.13%, 1/15/2023 (a)	600	620

Pfizer, Inc. 3.20%, 9/15/2023	3,200	3,378

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	700	760

Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	1,800	1,795

Zoetis, Inc. 3.00%, 9/12/2027	900	978

		14,775

Professional Services — 0.0% (b)

IHS Markit Ltd. 4.25%, 5/1/2029	346	400

Real Estate Management & Development — 0.0% (b)

Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (a)	219	243

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	325	362

		605

Road & Rail — 0.9%

Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	1,146	1,164

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	249

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Road & Rail — continued

CSX Corp. 3.25%, 6/1/2027	1,068	1,170

4.25%, 3/15/2029	500	581

ERAC USA Finance LLC 3.85%, 11/15/2024 (a)	650	706

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	446

Norfolk Southern Corp. 2.90%, 2/15/2023	562	579

3.85%, 1/15/2024	750	801

2.90%, 6/15/2026	200	216

Penske Truck Leasing Co. LP 4.20%, 4/1/2027 (a)	1,250	1,413

Ryder System, Inc. 4.63%, 6/1/2025	800	899

Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (a)	1,550	1,564

Union Pacific Corp. 3.75%, 3/15/2024	800	857

3.25%, 1/15/2025	850	912

2.40%, 2/5/2030	600	622

		11,930

Semiconductors & Semiconductor Equipment — 0.7%

Analog Devices, Inc. 3.13%, 12/5/2023	122	129

3.50%, 12/5/2026	150	166

Broadcom, Inc. 4.11%, 9/15/2028	2,687	3,011

Intel Corp. 2.45%, 11/15/2029	1,400	1,477

Marvell Technology, Inc. 2.45%, 4/15/2028 (a)	650	669

Microchip Technology, Inc. 0.97%, 2/15/2024 (a)	834	835

0.98%, 9/1/2024 (a)	600	600

NXP BV (China) 2.50%, 5/11/2031 (a)	1,250	1,291

QUALCOMM, Inc. 3.25%, 5/20/2027	913	1,008

Xilinx, Inc. 2.38%, 6/1/2030	600	616

		9,802

Software — 0.6%

Citrix Systems, Inc. 1.25%, 3/1/2026	302	299

Intuit, Inc. 1.65%, 7/15/2030	1,100	1,095

Microsoft Corp. 3.13%, 11/3/2025	1,800	1,962

2.40%, 8/8/2026	1,200	1,282

Oracle Corp. 2.50%, 5/15/2022	540	546

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued

2.88%, 3/25/2031	2,350	2,476

6.50%, 4/15/2038	50	71

		7,731

Specialty Retail — 0.4%

AutoZone, Inc. 4.00%, 4/15/2030	823	943

Home Depot, Inc. (The) 3.75%, 2/15/2024	486	521

2.95%, 6/15/2029	1,500	1,643

Lowe’s Cos., Inc. 3.13%, 9/15/2024	1,004	1,074

3.65%, 4/5/2029	638	716

O’Reilly Automotive, Inc. 3.55%, 3/15/2026	300	331

3.60%, 9/1/2027	463	520

		5,748

Technology Hardware, Storage & Peripherals — 0.4%

Apple, Inc. 2.75%, 1/13/2025	1,700	1,809

3.20%, 5/13/2025	1,154	1,253

2.45%, 8/4/2026	300	320

2.38%, 2/8/2041	900	883

Dell International LLC 4.90%, 10/1/2026	600	694

5.30%, 10/1/2029	1,000	1,218

		6,177

Thrifts & Mortgage Finance — 0.1%

BPCE SA (France)

(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	694	685

Nationwide Building Society (United Kingdom)

1.00%, 8/28/2025 (a)	963	958

		1,643

Tobacco — 0.3%

Altria Group, Inc. 2.45%, 2/4/2032	1,068	1,044

BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	1,000	1,061

2.26%, 3/25/2028	1,062	1,067

Philip Morris International, Inc. 3.38%, 8/11/2025	850	925

		4,097

Trading Companies & Distributors — 0.4%

Air Lease Corp. 3.88%, 7/3/2023	400	422

3.00%, 9/15/2023	1,400	1,459

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Trading Companies & Distributors — continued

1.88%, 8/17/2026	624	626

3.63%, 4/1/2027	1,000	1,081

Aircastle Ltd. 4.40%, 9/25/2023	550	587

Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	860	969

BOC Aviation Ltd. (Singapore) 2.38%, 9/15/2021 (a)	500	501

3.50%, 10/10/2024 (a)	400	425

		6,070

Water Utilities — 0.1%

American Water Capital Corp. 3.40%, 3/1/2025	664	719

Wireless Telecommunication Services — 0.3%

America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	693	707

Rogers Communications, Inc. (Canada) 3.63%, 12/15/2025	808	887

T-Mobile USA, Inc. 2.05%, 2/15/2028	275	280

3.88%, 4/15/2030	1,400	1,569

2.25%, 11/15/2031	1,000	995

		4,438

Total Corporate Bonds (Cost $488,623)		508,454

U.S. Treasury Obligations — 24.0%

U.S. Treasury Inflation Indexed Notes 0.13%, 1/15/2022	23,138	28,106

0.13%, 4/15/2022 (g)	80,279	91,181

US Treasury Inflation Indexed Notes 0.63%, 4/15/2023	185,088	212,655

Total U.S. Treasury Obligations (Cost $330,877)		331,942

Commercial Mortgage-Backed Securities — 10.6%

20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (h)	1,162	1,193

BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	1,400	1,483

FHLMC, Multi-Family Structured Pass-Through Certificates Series KJ08, Class A2, 2.36%, 8/25/2022	169	171

Series KJ13, Class A2, 2.86%, 8/25/2022	428	436

Series KJ18, Class A2, 3.07%, 8/25/2022	647	657

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series KF12, Class A, 0.79%, 9/25/2022 (h)	15	15

Series KJ09, Class A2, 2.84%, 9/25/2022	135	137

Series KSMC, Class A2, 2.62%, 1/25/2023	6,000	6,188

Series K027, Class A2, 2.64%, 1/25/2023	800	821

Series KJ11, Class A2, 2.93%, 1/25/2023	753	775

Series K029, Class A2, 3.32%, 2/25/2023 (h)	2,045	2,123

Series K034, Class A2, 3.53%, 7/25/2023 (h)	5,000	5,262

Series K036, Class A2, 3.53%, 10/25/2023 (h)	3,000	3,178

Series K038, Class A2, 3.39%, 3/25/2024	4,768	5,088

Series K727, Class AM, 3.04%, 7/25/2024	1,400	1,480

Series K039, Class A2, 3.30%, 7/25/2024	2,550	2,733

Series J22F, Class A2, 4.09%, 9/25/2024	242	260

Series K729, Class A2, 3.14%, 10/25/2024	1,219	1,303

Series K041, Class A2, 3.17%, 10/25/2024	7,000	7,523

Series K046, Class A2, 3.21%, 3/25/2025	2,503	2,711

Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (h)	2,000	2,164

Series KPLB, Class A, 2.77%, 5/25/2025	1,750	1,878

Series K048, Class A2, 3.28%, 6/25/2025 (h)	3,480	3,787

Series K049, Class A2, 3.01%, 7/25/2025	2,469	2,668

Series KLU2, Class A7, 2.23%, 9/25/2025 (h)	550	577

Series K056, Class A2, 2.53%, 5/25/2026	4,000	4,276

Series K058, Class A1, 2.34%, 7/25/2026	1,560	1,634

Series K737, Class AM, 2.10%, 10/25/2026	3,110	3,261

Series K060, Class A2, 3.30%, 10/25/2026	2,000	2,221

Series K066, Class A2, 3.12%, 6/25/2027	1,362	1,508

Series K067, Class A2, 3.19%, 7/25/2027	1,686	1,877

Series K069, Class A2, 3.19%, 9/25/2027 (h)	3,500	3,903

Series K070, Class A2, 3.30%, 11/25/2027 (h)	910	1,022

Series K072, Class A2, 3.44%, 12/25/2027	473	536

Series K081, Class A1, 3.88%, 2/25/2028	1,122	1,251

Series K078, Class A2, 3.85%, 6/25/2028	1,541	1,790

Series K079, Class A2, 3.93%, 6/25/2028	3,600	4,206

Series K083, Class A2, 4.05%, 9/25/2028 (h)	594	700

FNMA ACES

Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,331	1,358

Series 2013-M9, Class A2, 2.39%, 1/25/2023 (h)	3,419	3,489

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	251

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2013-M13, Class A2, 2.63%, 4/25/2023 (h)	1,110	1,139

Series 2014-M1, Class A2, 3.19%, 7/25/2023 (h)	1,792	1,872

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (h)	4,716	4,999

Series 2014-M3, Class A2, 3.50%, 1/25/2024 (h)	1,666	1,766

Series 2014-M8, Class A2, 3.06%, 6/25/2024 (h)	5,151	5,437

Series 2014-M9, Class A2, 3.10%, 7/25/2024 (h)	4,135	4,387

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (h)	1,512	1,606

Series 2016-M6, Class A2, 2.49%, 5/25/2026	800	853

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	1,385	1,523

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	1,500	1,647

Series 2017-M12, Class A2, 3.18%, 6/25/2027 (h)	3,809	4,218

Series 2017-M13, Class A2, 3.02%, 9/25/2027 (h)	418	459

Series 2018-M2, Class A2, 3.00%, 1/25/2028 (h)	3,400	3,714

Series 2018-M4, Class A2, 3.15%, 3/25/2028 (h)	2,323	2,572

Series 2018-M9, Class APT2, 3.22%, 4/25/2028 (h)	3,523	3,927

Series 2018-M14, Class A2, 3.70%, 8/25/2028 (h)	400	458

Series 2017-M5, Class A2, 3.23%, 4/25/2029 (h)	3,302	3,703

Series 2018-M3, Class A2, 3.19%, 2/25/2030 (h)	1,384	1,555

Series 2018-M13, Class A1, 3.82%, 3/25/2030 (h)	610	692

Series 2020-M50, Class A1, 0.67%, 10/25/2030	1,163	1,146

Series 2020-M50, Class A2, 1.20%, 10/25/2030	415	413

Series 2020-M50, Class X1, IO, 2.02%, 10/25/2030 (h)	6,873	748

Series 2021-M11, Class A2, 1.51%, 3/25/2031 (h)	1,517	1,509

Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	74	74

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (h)	388	53

FREMF Mortgage Trust

Series 2015-K44, Class B, 3.81%, 1/25/2048 (a) (h)	1,500	1,615

Series 2016-K722, Class B, 3.99%, 7/25/2049 (a) (h)	735	770

ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 1.37%, 12/12/2049 ‡ (a) (h)	14	—	(i)

MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	300	313

SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	1,770	1,862

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	866	871

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	1,486	1,535

Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,040	1,057

WFRBS Commercial Mortgage Trust Series 2012-C6, Class A4, 3.44%, 4/15/2045	387	388

Total Commercial Mortgage-backed Securities (Cost $138,305)		146,524

Mortgage-Backed Securities — 10.2%

FHLMC Gold Pools, 15 Year Pool # G13603, 5.50%, 2/1/2024	1	1

FHLMC Gold Pools, 20 Year

Pool # C91030, 5.50%, 5/1/2027	46	52

Pool # C91802, 3.50%, 1/1/2035	3,129	3,386

FHLMC Gold Pools, 30 Year

Pool # A15232, 5.00%, 10/1/2033	122	138

Pool # A57681, 6.00%, 12/1/2036	1	1

Pool # G06493, 4.50%, 5/1/2041	609	683

FHLMC Gold Pools, Other Pool # U90690, 3.50%, 6/1/2042	643	695

FHLMC UMBS, 30 Year Pool # ZM6956, 4.50%, 6/1/2048	1,332	1,474

FNMA Pool # AM2292, ARM, 0.44%, 1/1/2023 (h)	742	741

FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	1	1

FNMA UMBS, 20 Year

Pool # MA1138, 3.50%, 8/1/2032	522	559

Pool # AP9584, 3.00%, 10/1/2032	2,521	2,690

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

FNMA UMBS, 30 Year

Pool # AL0045, 6.00%, 12/1/2032	220	260

Pool # 735503, 6.00%, 4/1/2035	57	66

Pool # 888460, 6.50%, 10/1/2036	348	409

Pool # 888890, 6.50%, 10/1/2037	8	10

Pool # 949320, 7.00%, 10/1/2037	42	46

Pool # 995149, 6.50%, 10/1/2038	19	23

Pool # 994410, 7.00%, 11/1/2038	152	185

Pool # AD9151, 5.00%, 8/1/2040	288	326

Pool # AE0681, 4.50%, 12/1/2040	710	796

Pool # BM3500, 4.00%, 9/1/2047	1,438	1,587

Pool # BM3499, 4.00%, 12/1/2047	1,677	1,821

Pool # BE8354, 4.00%, 3/1/2048	968	1,041

FNMA, Other

Pool # 469873, 3.03%, 12/1/2021	1,127	1,127

Pool # AL2044, 3.42%, 5/1/2022 (h)	92	92

Pool # 471513, 2.90%, 6/1/2022	973	981

Pool # 471881, 2.67%, 7/1/2022	2,000	2,019

Pool # 471828, 2.65%, 8/1/2022	2,000	2,022

Pool # AM1804, 2.19%, 12/1/2022	816	827

Pool # AM1619, 2.34%, 12/1/2022	2,109	2,142

Pool # AM2285, 2.41%, 1/1/2023	3,335	3,396

Pool # AL3594, 2.70%, 4/1/2023 (h)	1,526	1,566

Pool # AM3301, 2.35%, 5/1/2023	2,099	2,148

Pool # AM3244, 2.52%, 5/1/2023	3,000	3,078

Pool # AM3432, 2.40%, 7/1/2023	2,882	2,960

Pool # AM4628, 3.69%, 11/1/2023	1,106	1,166

Pool # AM4716, 3.38%, 12/1/2023	1,408	1,480

Pool # AM7290, 2.97%, 12/1/2024	388	415

Pool # AM8674, 2.81%, 4/1/2025	2,200	2,350

Pool # AM8846, 2.68%, 5/1/2025	1,859	1,976

Pool # AN0029, 3.10%, 9/1/2025	2,388	2,591

Pool # AN1413, 2.49%, 5/1/2026	817	870

Pool # AN1497, 2.61%, 6/1/2026	860	922

Pool # AN1243, 2.64%, 6/1/2026	1,600	1,717

Pool # AN1247, 2.64%, 6/1/2026	1,576	1,691

Pool # AN3076, 2.46%, 10/1/2026	1,700	1,813

Pool # AN6732, 2.83%, 5/1/2027	1,200	1,304

Pool # AN7338, 3.06%, 11/1/2027	988	1,091

Pool # AN7943, 3.10%, 1/1/2028	2,476	2,744

Pool # AN1161, 3.05%, 4/1/2028	974	1,025

Pool # AN9486, 3.57%, 6/1/2028	3,716	4,240

Pool # AN2069, 2.35%, 8/1/2028	1,440	1,538

Pool # BL0907, 3.88%, 12/1/2028	700	815

Pool # BM4162, 3.20%, 10/1/2029 (h)	475	532

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BL4333, 2.52%, 11/1/2029	1,185	1,278

Pool # MA1125, 4.00%, 7/1/2042	888	969

Pool # MA1437, 3.50%, 5/1/2043	1,184	1,283

Pool # MA1463, 3.50%, 6/1/2043	1,093	1,185

Pool # BF0230, 5.50%, 1/1/2058	4,481	5,360

Pool # BF0497, 3.00%, 7/1/2060	2,461	2,619

FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 10/25/2036 (j)	2,840	2,934

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 10/25/2051 (j)	41,555	43,078

GNMA II, 30 Year

Pool # 4245, 6.00%, 9/20/2038	93	107

Pool # BA7567, 4.50%, 5/20/2048	1,147	1,226

Pool # BI0416, 4.50%, 11/20/2048	127	137

Pool # BM9692, 4.50%, 7/20/2049	634	681

Pool # MA7534, 2.50%, 8/20/2051	10,295	10,687

Total Mortgage-Backed Securities (Cost $137,322)		141,173

Asset-Backed Securities — 8.6%

ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	58	58

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	412	422

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	181	184

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	1,966	1,977

Ally Auto Receivables Trust Series 2019-1, Class A3, 2.91%, 9/15/2023	202	204

American Airlines Pass-Through Trust

Series 2016-3, Class AA, 3.00%, 10/15/2028	163	164

Series 2017-1, Class AA, 3.65%, 2/15/2029	220	229

American Credit Acceptance Receivables Trust

Series 2019-4, Class B, 2.43%, 10/12/2023 (a)	3	3

Series 2020-3, Class A, 0.62%, 10/13/2023 (a)	161	161

Series 2020-4, Class A, 0.53%, 3/13/2024 (a)	1,485	1,487

Series 2021-1, Class A, 0.35%, 5/13/2024 (a)	476	476

American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	1,120	1,136

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	253

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Asset-Backed Securities — continued

American Tower Trust #1 REIT, 3.07%, 3/15/2023 (a)	500		502

AmeriCredit Automobile Receivables Trust

Series 2018-3, Class A3, 3.38%, 7/18/2023	551		554

Series 2019-1, Class A3, 2.97%, 11/20/2023	126		127

Series 2019-2, Class A3, 2.28%, 1/18/2024	876		880

Series 2020-1, Class A3, 1.11%, 8/19/2024	784		787

Series 2020-2, Class A3, 0.66%, 12/18/2024	166		167

Series 2021-1, Class A3, 0.37%, 8/18/2025	1,100		1,101

Series 2020-3, Class B, 0.76%, 12/18/2025	740		743

Series 2021-2, Class B, 0.69%, 1/19/2027	704		704

Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	710		743

BA Credit Card Trust

Series 2019-A1, Class A1, 1.74%, 1/15/2025	1,600		1,625

Series 2020-A1, Class A1, 0.34%, 5/15/2026	930		928

Business Jet Securities LLC Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	387		395

CarMax Auto Owner Trust

Series 2018-1, Class A3, 2.48%, 11/15/2022	—	(i)	—	(i)

Series 2018-2, Class A3, 2.98%, 1/17/2023	602		604

Series 2018-3, Class A3, 3.13%, 6/15/2023	499		503

Series 2018-4, Class A3, 3.36%, 9/15/2023	116		117

Series 2019-1, Class A3, 3.05%, 3/15/2024	403		408

Series 2020-1, Class A3, 1.89%, 12/16/2024	692		702

Series 2020-3, Class A3, 0.62%, 3/17/2025	665		668

Series 2021-1, Class A3, 0.34%, 12/15/2025	2,520		2,518

Carvana Auto Receivables Trust Series 2019-2A, Class C, 3.00%, 6/17/2024 (a)	1,100		1,118

CNH Equipment Trust Series 2017-C, Class A3, 2.08%, 2/15/2023	3		3

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	144	146

CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	233	244

CPS Auto Receivables Trust

Series 2021-A, Class A, 0.35%, 1/16/2024 (a)	159	160

Series 2021-B, Class B, 0.81%, 12/15/2025 (a)	1,248	1,248

Credit Acceptance Auto Loan Trust

Series 2019-3A, Class A, 2.38%, 11/15/2028 (a)	265	269

Series 2020-1A, Class A, 2.01%, 2/15/2029 (a)	1,575	1,599

Series 2020-2A, Class A, 1.37%, 7/16/2029 (a)	3,500	3,537

Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	2,000	2,021

Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	1,396	1,402

Series 2021-3A, Class A, 1.00%, 5/15/2030 (a)	695	698

Dell Equipment Finance Trust Series 2019-1, Class A3, 2.83%, 3/22/2024 (a)	319	320

Drive Auto Receivables Trust

Series 2020-1, Class A3, 2.02%, 11/15/2023	11	11

Series 2021-1, Class A3, 0.44%, 11/15/2024	564	565

Series 2020-2, Class B, 1.42%, 3/17/2025	160	161

DT Auto Owner Trust

Series 2020-3A, Class B, 0.91%, 12/16/2024 (a)	535	538

Series 2019-2A, Class C, 3.18%, 2/18/2025 (a)	615	622

Series 2021-1A, Class B, 0.62%, 9/15/2025 (a)	272	273

Series 2021-3A, Class C, 0.87%, 5/17/2027 (a)	1,292	1,291

Exeter Automobile Receivables Trust

Series 2020-3A, Class B, 0.79%, 9/16/2024	370	371

Series 2021-1A, Class B, 0.50%, 2/18/2025	1,082	1,083

Series 2021-2A, Class B, 0.57%, 9/15/2025	719	720

Series 2021-3A, Class B, 0.69%, 1/15/2026	594	595

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Fifth Third Auto Trust Series 2019-1, Class A4, 2.69%, 11/16/2026	355	364

First Investors Auto Owner Trust

Series 2019-1A, Class A, 2.89%, 3/15/2024 (a)	35	35

Series 2021-1A, Class A, 0.45%, 3/16/2026 (a)	376	376

FirstKey Homes Trust

Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	379	380

Series 2021-SFR2, Class D, 2.06%, 9/17/2038 (a)	2,900	2,903

Flagship Credit Auto Trust

Series 2019-2, Class A, 2.83%, 10/16/2023 (a)	415	416

Series 2020-4, Class A, 0.53%, 4/15/2025 (a)	1,950	1,954

Series 2019-2, Class B, 2.92%, 4/15/2025 (a)	650	659

Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	310	320

Series 2021-3, Class A, 0.36%, 7/15/2027 (a)	2,100	2,100

Ford Credit Auto Lease Trust

Series 2020-A, Class A3, 1.85%, 3/15/2023	474	476

Series 2020-B, Class A4, 0.69%, 10/15/2023	456	459

Series 2021-A, Class A3, 0.26%, 2/15/2024	921	921

Ford Credit Auto Owner Trust Series 2018-B, Class A4, 3.38%, 3/15/2024	340	348

FREED ABS Trust

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	85	85

Series 2021-2, Class A, 0.68%, 6/19/2028 (a)	298	298

FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	2,118	2,118

GLS Auto Receivables Issuer Trust Series 2020-4A, Class A, 0.52%, 2/15/2024 (a)	299	299

GLS Auto Receivables Trust Series 2021-2A, Class B, 0.77%, 9/15/2025 (a)	408	409

GM Financial Automobile Leasing Trust

Series 2019-3, Class A3, 2.03%, 6/20/2022	79	79

Series 2020-3, Class A3, 0.45%, 8/21/2023	640	641

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-3, Class A3, 0.39%, 10/21/2024	1,137	1,138

GM Financial Consumer Automobile Receivables Trust

Series 2018-2, Class A3, 2.81%, 12/16/2022	112	112

Series 2018-3, Class A3, 3.02%, 5/16/2023	1,355	1,364

Series 2020-1, Class A3, 1.84%, 9/16/2024	3,455	3,490

Series 2021-1, Class A3, 0.35%, 10/16/2025	468	469

Series 2021-1, Class A4, 0.54%, 5/17/2027	2,800	2,794

GM Financial Leasing Trust Series 2021-1, Class A4, 0.33%, 2/20/2025	1,000	1,001

Harley-Davidson Motorcycle Trust Series 2019-A, Class A3, 2.34%, 2/15/2024	403	406

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	202	214

Honda Auto Receivables Owner Trust

Series 2018-3, Class A3, 2.95%, 8/22/2022	434	435

Series 2019-4, Class A3, 1.83%, 1/18/2024	489	494

Hyundai Auto Lease Securitization Trust

Series 2020-B, Class A3, 0.51%, 9/15/2023 (a)	1,185	1,189

Series 2021-A, Class A3, 0.33%, 1/16/2024 (a)	461	461

Hyundai Auto Receivables Trust Series 2018-B, Class A3, 3.20%, 12/15/2022	109	109

John Deere Owner Trust Series 2018-B, Class A3, 3.08%, 11/15/2022	94	94

Mercedes-Benz Auto Lease Trust

Series 2019-B, Class A3, 2.00%, 10/17/2022	47	47

Series 2020-A, Class A3, 1.84%, 12/15/2022	611	614

Series 2021-A, Class A3, 0.25%, 1/16/2024	753	754

MVW LLC Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	303	303

Nissan Auto Lease Trust

Series 2019-B, Class A3, 2.27%, 7/15/2022	75	75

Series 2020-B, Class A3, 0.43%, 10/16/2023	755	756

Series 2019-A, Class A4, 2.78%, 7/15/2024	3	3

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	255

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Nissan Auto Receivables Owner Trust

Series 2018-C, Class A3, 3.22%, 6/15/2023	359	362

Series 2017-C, Class A4, 2.28%, 2/15/2024	265	266

Octane Receivables Trust Series 2020-1A, Class A, 1.71%, 2/20/2025 (a)	1,422	1,434

OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	289	290

Progress Residential Trust

Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (a)	785	783

Series 2021-SFR8, Class E1, 2.38%, 9/17/2038 (a)	1,144	1,145

Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (a)	510	510

Santander Drive Auto Receivables Trust

Series 2020-2, Class A3, 0.67%, 4/15/2024	193	193

Series 2020-3, Class B, 0.69%, 3/17/2025	635	637

Series 2021-1, Class B, 0.50%, 4/15/2025	1,825	1,827

Series 2021-3, Class B, 0.60%, 12/15/2025	1,426	1,429

Series 2020-4, Class C, 1.01%, 1/15/2026	465	469

Series 2021-2, Class C, 0.90%, 6/15/2026	956	960

Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022 (a)	367	368

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	124	127

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,603

Tesla Auto Lease Trust Series 2019-A, Class A3, 2.16%, 10/20/2022 (a)	370	374

Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (a)	2,700	2,701

Toyota Auto Receivables Owner Trust

Series 2020-A, Class A2, 1.67%, 11/15/2022	705	706

Series 2020-A, Class A3, 1.66%, 5/15/2024	350	354

Series 2021-A, Class A3, 0.26%, 5/15/2025	1,651	1,651

Series 2020-C, Class A4, 0.57%, 10/15/2025	532	534

United Airlines Pass-Through Trust

Series 2016-1, Class AA, 3.10%, 7/7/2028	1,105	1,158

Series 2016-2, Class AA, 2.88%, 10/7/2028	1,141	1,165

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-1, Class AA, 3.50%, 3/1/2030	704	734

Series 2018-1, Class A, 3.70%, 3/1/2030	1,202	1,238

United Auto Credit Securitization Trust Series 2021-1, Class C, 0.84%, 6/10/2026 (a)	270	270

US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	1,472	1,473

US Auto Funding LLC

Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	241	242

Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	188	189

Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.39%, 1/22/2024	471	472

VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (f)	704	705

VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (f)	1,081	1,083

VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (f)	1,001	1,005

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (f)	1,380	1,382

VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (f)	786	788

VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (f)	1,460	1,461

VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (f)	1,725	1,727

Westlake Automobile Receivables Trust

Series 2020-2A, Class A2A, 0.93%, 2/15/2024 (a)	456	457

Series 2020-3A, Class B, 0.78%, 11/17/2025 (a)	815	819

World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	1,564	1,566

World Omni Auto Receivables Trust

Series 2020-A, Class A3, 1.70%, 1/17/2023	1,955	1,980

Series 2017-B, Class A3, 1.95%, 2/15/2023	23	23

Series 2018-C, Class A3, 3.13%, 11/15/2023	2,198	2,219

Series 2019-B, Class A3, 2.59%, 7/15/2024	512	518

Series 2021-A, Class A3, 0.30%, 1/15/2026	1,548	1,548

Series 2021-C, Class A3, 0.44%, 8/17/2026	747	746

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Asset-Backed Securities — continued

World Omni Automobile Lease Securitization Trust

Series 2021-A, Class A3, 0.42%, 8/15/2024	912		913

Series 2020-B, Class A4, 0.52%, 2/17/2026	480		480

World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	540		541

Total Asset-Backed Securities (Cost $118,227)			118,859

Collateralized Mortgage Obligations — 6.2%

CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	—	(i)	—	(i)

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class 3A4, 5.25%, 9/25/2033	8		8

Series 2004-HYB4, Class WA, 2.44%, 12/25/2034 ‡ (h)	20		21

CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	11		11

FHLMC, REMIC

Series 2626, Class JC, 5.00%, 6/15/2023	138		141

Series 2649, Class WB, 3.50%, 7/15/2023	88		88

Series 1578, Class K, 6.90%, 9/15/2023	4		4

Series 2685, Class DT, 5.00%, 10/15/2023	134		138

Series 2687, Class JH, 5.00%, 10/15/2023	33		34

Series 2701, Class AC, 5.00%, 11/15/2023	235		244

Series 3521, Class B, 4.00%, 4/15/2024	172		177

Series 3544, Class BC, 4.00%, 6/15/2024	16		16

Series 3546, Class NB, 4.00%, 6/15/2024	744		769

Series 3562, Class JC, 4.00%, 8/15/2024	375		388

Series 3563, Class BD, 4.00%, 8/15/2024	239		247

Series 3571, Class MY, 4.00%, 9/15/2024	86		89

Series 3575, Class EB, 4.00%, 9/15/2024	253		262

Series 3577, Class B, 4.00%, 9/15/2024	420		435

Series 3578, Class KB, 4.00%, 9/15/2024	59		61

Series 2989, Class TG, 5.00%, 6/15/2025	276		291

Series 2988, Class TY, 5.50%, 6/15/2025	12		13

Series 3816, Class HA, 3.50%, 11/15/2025	1,152		1,212

Series 3087, Class KX, 5.50%, 12/15/2025	33		35

Series 3787, Class AY, 3.50%, 1/15/2026	409		430

Series 3794, Class LB, 3.50%, 1/15/2026	347		365

Series 3102, Class CE, 5.50%, 1/15/2026	404		428

Series 3123, Class HT, 5.00%, 3/15/2026	46		48

Series 3121, Class JD, 5.50%, 3/15/2026	15		16

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3150, Class EQ, 5.00%, 5/15/2026	147	156

Series 3898, Class KH, 3.50%, 6/15/2026	540	567

Series 3885, Class AC, 4.00%, 6/15/2026	289	300

Series 3911, Class B, 3.50%, 8/15/2026	524	553

Series 3959, Class PB, 3.00%, 11/15/2026	2,500	2,635

Series 4337, Class VJ, 3.50%, 6/15/2027	1,497	1,555

Series 3337, Class MD, 5.50%, 6/15/2027	29	32

Series 2110, Class PG, 6.00%, 1/15/2029	73	82

Series 3563, Class LB, 4.00%, 8/15/2029	14	15

Series 3653, Class B, 4.50%, 4/15/2030	98	107

Series 3824, Class EY, 3.50%, 3/15/2031	255	275

Series 2525, Class AM, 4.50%, 4/15/2032	494	551

Series 2441, Class GF, 6.50%, 4/15/2032	16	19

Series 2436, Class MC, 7.00%, 4/15/2032	10	12

Series 2760, Class KT, 4.50%, 9/15/2032	64	71

Series 2505, Class D, 5.50%, 9/15/2032	84	96

Series 2544, Class KE, 5.50%, 12/15/2032	43	50

Series 2557, Class HL, 5.30%, 1/15/2033	122	140

Series 2575, Class PE, 5.50%, 2/15/2033	34	39

Series 2586, Class WG, 4.00%, 3/15/2033	152	168

Series 2596, Class QD, 4.00%, 3/15/2033	125	137

Series 2621, Class QH, 5.00%, 5/15/2033	141	158

Series 2649, Class PJ, 3.50%, 6/15/2033	3	3

Series 2624, Class QH, 5.00%, 6/15/2033	173	198

Series 2648, Class BK, 5.00%, 7/15/2033	14	16

Series 4238, Class UY, 3.00%, 8/15/2033	3,567	3,823

Series 2673, Class PE, 5.50%, 9/15/2033	306	351

Series 2696, Class DG, 5.50%, 10/15/2033	252	277

Series 2725, Class TA, 4.50%, 12/15/2033	284	327

Series 2733, Class ME, 5.00%, 1/15/2034	242	273

Series 2768, Class PK, 5.00%, 3/15/2034	199	226

Series 3659, Class VG, 5.00%, 9/15/2034	71	72

Series 2934, Class KG, 5.00%, 2/15/2035	183	210

Series 3077, Class TO, PO, 4/15/2035	10	10

Series 2960, Class JH, 5.50%, 4/15/2035	534	614

Series 3082, Class PW, 5.50%, 12/15/2035	37	42

Series 3084, Class BH, 5.50%, 12/15/2035	825	953

Series 3098, Class KG, 5.50%, 1/15/2036	799	920

Series 3136, Class CO, PO, 4/15/2036	21	20

Series 3145, Class AJ, 5.50%, 4/15/2036	28	32

Series 3819, Class ZQ, 6.00%, 4/15/2036	555	655

Series 3200, PO, 8/15/2036	54	51

Series 3270, Class AT, 5.50%, 1/15/2037	20	22

Series 3272, Class PA, 6.00%, 2/15/2037	6	7

Series 3348, Class HT, 6.00%, 7/15/2037	49	58

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	257

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4085, Class FB, 0.50%, 1/15/2039 (h)	29	29

Series 3501, Class A, 4.50%, 1/15/2039	164	180

Series 3508, Class PK, 4.00%, 2/15/2039	3	4

Series 3513, Class A, 4.50%, 2/15/2039	14	15

Series 4219, Class JA, 3.50%, 8/15/2039	165	166

Series 3653, Class HJ, 5.00%, 4/15/2040	635	725

Series 3677, Class KB, 4.50%, 5/15/2040	1,068	1,193

Series 3677, Class PB, 4.50%, 5/15/2040	588	644

Series 3715, Class PC, 4.50%, 8/15/2040	167	188

Series 3955, Class HB, 3.00%, 12/15/2040	126	132

Series 3828, Class PU, 4.50%, 3/15/2041	64	68

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	223	242

Series 3956, Class EB, 3.25%, 11/15/2041	1,119	1,218

Series 3963, Class JB, 4.50%, 11/15/2041	1,507	1,686

Series 4026, Class MQ, 4.00%, 4/15/2042	63	68

Series 4616, Class HP, 3.00%, 9/15/2046	1,589	1,676

Series 3688, Class GT, 7.44%, 11/15/2046 (h)	31	36

FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	668	726

FNMA, REMIC

Series 2003-5, Class EQ, 5.50%, 2/25/2023	11	11

Series 2003-48, Class TC, 5.00%, 6/25/2023	16	16

Series 2003-55, Class HY, 5.00%, 6/25/2023	14	14

Series 2008-70, Class BY, 4.00%, 8/25/2023	2	2

Series 2006-22, Class CE, 4.50%, 8/25/2023	48	49

Series 2004-44, Class KT, 6.00%, 6/25/2024	43	44

Series 2004-53, Class NC, 5.50%, 7/25/2024	22	22

Series 2009-71, Class MB, 4.50%, 9/25/2024	11	12

Series 2004-70, Class EB, 5.00%, 10/25/2024	45	46

Series 2010-49, Class KB, 4.00%, 5/25/2025	313	323

Series 2010-41, Class DC, 4.50%, 5/25/2025	88	91

Series 1997-57, Class PN, 5.00%, 9/18/2027	90	97

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-39, Class LB, 4.50%, 6/25/2029	73	79

Series 2009-96, Class DB, 4.00%, 11/25/2029	95	103

Series 2010-28, Class DE, 5.00%, 4/25/2030	232	258

Series 2001-63, Class TC, 6.00%, 12/25/2031	47	54

Series 2001-81, Class HE, 6.50%, 1/25/2032	123	145

Series 2002-75, Class GB, 5.50%, 11/25/2032	62	65

Series 2011-39, Class ZA, 6.00%, 11/25/2032	489	565

Series 2002-85, Class PE, 5.50%, 12/25/2032	39	45

Series 2003-21, Class OU, 5.50%, 3/25/2033	28	32

Series 2003-26, Class EB, 3.50%, 4/25/2033	800	864

Series 2003-23, Class CH, 5.00%, 4/25/2033	33	37

Series 2003-63, Class YB, 5.00%, 7/25/2033	110	125

Series 2003-69, Class N, 5.00%, 7/25/2033	193	221

Series 2003-80, Class QG, 5.00%, 8/25/2033	250	279

Series 2003-85, Class QD, 5.50%, 9/25/2033	111	128

Series 2003-94, Class CE, 5.00%, 10/25/2033	24	26

Series 2005-5, Class CK, 5.00%, 1/25/2035	190	206

Series 2005-29, Class WC, 4.75%, 4/25/2035	340	371

Series 2005-48, Class TD, 5.50%, 6/25/2035	244	281

Series 2005-53, Class MJ, 5.50%, 6/25/2035	266	308

Series 2005-62, Class CP, 4.75%, 7/25/2035	7	7

Series 2005-58, Class EP, 5.50%, 7/25/2035	22	25

Series 2005-68, Class BE, 5.25%, 8/25/2035	250	285

Series 2005-68, Class PG, 5.50%, 8/25/2035	106	121

Series 2005-102, Class PG, 5.00%, 11/25/2035	349	402

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-110, Class GL, 5.50%, 12/25/2035	426	486

Series 2006-49, Class PA, 6.00%, 6/25/2036	46	54

Series 2009-19, Class PW, 4.50%, 10/25/2036	273	305

Series 2006-114, Class HE, 5.50%, 12/25/2036	319	370

Series 2007-33, Class HE, 5.50%, 4/25/2037	24	27

Series 2007-71, Class KP, 5.50%, 7/25/2037	35	38

Series 2007-71, Class GB, 6.00%, 7/25/2037	180	211

Series 2007-65, Class KI, IF, IO, 6.54%, 7/25/2037 (h)	6	1

Series 2009-86, Class OT, PO, 10/25/2037	35	32

Series 2010-9, Class MD, 5.00%, 2/25/2038	33	33

Series 2008-72, Class BX, 5.50%, 8/25/2038	16	19

Series 2008-74, Class B, 5.50%, 9/25/2038	7	7

Series 2009-62, Class HJ, 6.00%, 5/25/2039	138	145

Series 2009-37, Class KI, IF, IO, 5.92%, 6/25/2039 (h)	8	1

Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	11	2

Series 2009-92, Class AD, 6.00%, 11/25/2039	589	643

Series 2009-112, Class ST, IF, IO, 6.17%, 1/25/2040 (h)	81	15

Series 2010-22, Class PE, 5.00%, 3/25/2040	1,776	2,015

Series 2010-37, Class CY, 5.00%, 4/25/2040	1,013	1,149

Series 2010-35, Class SB, IF, IO, 6.34%, 4/25/2040 (h)	38	6

Series 2010-54, Class EA, 4.50%, 6/25/2040	37	41

Series 2010-64, Class DM, 5.00%, 6/25/2040	6	6

Series 2010-71, Class HJ, 5.50%, 7/25/2040	113	130

Series 2010-123, Class BP, 4.50%, 11/25/2040	2,530	2,827

Series 2011-5, Class CP, 4.50%, 11/25/2040	54	56

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-41, Class KL, 4.00%, 5/25/2041	1,006	1,123

Series 2011-50, Class LP, 4.00%, 6/25/2041	500	556

Series 2012-137, Class CF, 0.38%, 8/25/2041 (h)	258	258

Series 2012-103, Class DA, 3.50%, 10/25/2041	61	62

Series 2012-14, Class DE, 3.50%, 3/25/2042	852	930

Series 2012-139, Class JA, 3.50%, 12/25/2042	423	463

Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250	2,761

Series 2019-65, Class PA, 2.50%, 5/25/2048	364	377

Series 2009-96, Class CB, 4.00%, 11/25/2049	24	26

Series 2019-7, Class CA, 3.50%, 11/25/2057	4,048	4,314

FNMA, STRIPS

Series 293, Class 1, PO, 12/25/2024	8	8

Series 314, Class 1, PO, 7/25/2031	35	33

GNMA

Series 2003-10, Class KJ, 5.50%, 2/20/2033	55	58

Series 2003-29, Class PD, 5.50%, 4/16/2033	209	225

Series 2003-33, Class NE, 5.50%, 4/16/2033	119	124

Series 2003-65, Class AP, 5.50%, 8/20/2033	74	83

Series 2003-77, Class TK, 5.00%, 9/16/2033	274	287

Series 2004-16, Class GC, 5.50%, 2/20/2034	772	861

Series 2004-54, Class BG, 5.50%, 7/20/2034	17	19

Series 2004-93, Class PD, 5.00%, 11/16/2034	476	519

Series 2004-101, Class BE, 5.00%, 11/20/2034	389	432

Series 2005-11, Class PL, 5.00%, 2/20/2035	182	204

Series 2005-26, Class XY, 5.50%, 3/20/2035	710	802

Series 2005-33, Class AY, 5.50%, 4/16/2035	181	201

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	259

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-49, Class B, 5.50%, 6/20/2035	62	70

Series 2005-51, Class DC, 5.00%, 7/20/2035	149	165

Series 2005-56, Class BD, 5.00%, 7/20/2035	23	26

Series 2006-7, Class ND, 5.50%, 8/20/2035	23	26

Series 2007-37, Class LB, 5.50%, 6/16/2037	180	204

Series 2007-79, Class BL, 5.75%, 8/20/2037	123	136

Series 2008-7, Class PQ, 5.00%, 2/20/2038	365	395

Series 2008-9, Class PW, 5.25%, 2/20/2038	389	430

Series 2009-106, Class ST, IF, IO, 5.91%, 2/20/2038 (h)	119	19

Series 2008-23, Class YA, 5.25%, 3/20/2038	91	101

Series 2008-35, Class NF, 5.00%, 4/20/2038	93	103

Series 2008-34, Class PG, 5.25%, 4/20/2038	110	120

Series 2008-33, Class PB, 5.50%, 4/20/2038	325	365

Series 2008-38, Class BG, 5.00%, 5/16/2038	520	576

Series 2008-43, Class NB, 5.50%, 5/20/2038	155	172

Series 2008-56, Class PX, 5.50%, 6/20/2038	304	328

Series 2008-58, Class PE, 5.50%, 7/16/2038	847	957

Series 2008-62, Class SA, IF, IO, 6.06%, 7/20/2038 (h)	2	—	(i)

Series 2008-76, Class US, IF, IO, 5.81%, 9/20/2038 (h)	68	11

Series 2011-97, Class WA, 6.12%, 11/20/2038 (h)	759	885

Series 2008-95, Class DS, IF, IO, 7.21%, 12/20/2038 (h)	63	9

Series 2009-14, Class AG, 4.50%, 3/20/2039	109	118

Series 2009-72, Class SM, IF, IO, 6.15%, 8/16/2039 (h)	151	22

Series 2009-61, Class AP, 4.00%, 8/20/2039	13	14

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-130, Class BD, 4.00%, 12/20/2039	277	298

Series 2010-157, Class OP, PO, 12/20/2040	108	103

Series 2014-H11, Class VA, 0.60%, 6/20/2064 (h)	1,279	1,286

Series 2015-H20, Class FA, 0.57%, 8/20/2065 (h)	1,826	1,835

Series 2015-H26, Class FG, 0.62%, 10/20/2065 (h)	1,309	1,316

GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	62	65

JPMorgan Mortgage Trust

Series 2006-A2, Class 5A3, 2.43%, 11/25/2033 (h)	167	169

Series 2007-A1, Class 5A5, 2.54%, 7/25/2035 (h)	36	37

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 2.66%, 4/21/2034 (h)	46	46

MASTR Asset Securitization Trust Series 2003-11, Class 8A1, 5.50%, 12/25/2033	26	26

Merrill Lynch Mortgage Investors Trust

Series 2003-F, Class A1, 0.72%, 10/25/2028 (h)	68	69

Series 2004-B, Class A1, 0.58%, 5/25/2029(h)	125	124

Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (h)	28	29

PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	7	8

Seasoned Credit Risk Transfer Trust

Series 2018-1, Class M60C, 3.50%, 5/25/2057	2,035	2,170

Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,887	2,020

Series 2018-2, Class M55D, 4.00%, 11/25/2057	2,046	2,227

Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	485	534

Series 2020-1, Class M55G, 3.00%, 8/25/2059	4,542	4,826

Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	566	597

Sequoia Mortgage Trust Series 2004-11, Class A1, 0.69%, 12/20/2034 (h)	220	226

Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 0.79%, 1/19/2034 (h)	109	109

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 1.92%, 12/25/2044 (h)	130	130

Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	446	504

WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 2.80%, 10/25/2033 (h)	79	80

Total Collateralized Mortgage Obligations (Cost $81,620)		85,035

U.S. Government Agency Securities — 1.1%

FNMA 0.50%, 6/17/2025 (Cost $15,029)	15,000	14,961

Foreign Government Securities — 0.4%

Republic of Colombia (Colombia) 3.00%, 1/30/2030	500	489

7.38%, 9/18/2037	300	388

Republic of Panama (Panama) 4.00%, 9/22/2024	347	375

3.16%, 1/23/2030	400	423

United Mexican States (Mexico) 4.00%, 10/2/2023	296	318

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.60%, 1/30/2025	1,076	1,180

4.13%, 1/21/2026	332	376

2.66%, 5/24/2031	1,646	1,628

Total Foreign Government Securities (Cost $4,951)		5,177

	SHARES (000)
Short-Term Investments — 5.2%

Investment Companies — 5.2%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (k) (l) (Cost $72,477)	72,460	72,497

Total Investments — 103.1% (Cost $1,387,431)		1,424,622
Liabilities in Excess of Other Assets — (3.1)%		(42,649)

NET ASSETS — 100.0%		1,381,973

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2021.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate

PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	261

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.

(i)	Amount rounds to less than one thousand.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of August 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

U.S. Treasury 5 Year Note	1,371	12/2021	USD	169,608	254
U.S. Treasury 10 Year Note	645	12/2021	USD	86,057	225

					479

Short Contracts

U.S. Treasury 2 Year Note	(30)	12/2021	USD	(6,610)	(5)

U.S. Treasury 10 Year Ultra Note	(281)	12/2021	USD	(41,579)	(139)

U.S. Treasury Ultra Bond	(41)	12/2021	USD	(8,098)	(37)

					(181)

					298

Abbreviations

USD	United States Dollar

Centrally Cleared Inflation-linked swap contracts outstanding as of August 31, 2021 (amounts in thousands):
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
CPI-U at termination	2.45% at termination	Receive	8/23/2031	USD	14,636	159
CPI-U at termination	2.46% at termination	Receive	8/24/2031	USD	17,052	162
CPI-U at termination	2.51% at termination	Receive	6/14/2031	USD	19,242	378
CPI-U at termination	2.53% at termination	Receive	9/2/2031	USD	12,184	—
CPI-U at termination	2.55% at termination	Receive	5/5/2031	USD	12,632	263
CPI-U at termination	2.57% at termination	Receive	6/9/2031	USD	15,426	215
CPI-U at termination	2.59% at termination	Receive	5/10/2031	USD	12,559	203
CPI-U at termination	2.58% at termination	Receive	6/8/2031	USD	6,414	84
CPI-U at termination	2.61% at termination	Receive	6/17/2026	USD	90,289	1,740
CPI-U at termination	2.67% at termination	Receive	9/2/2026	USD	7,615	—
CPI-U at termination	2.70% at termination	Receive	6/7/2026	USD	86,069	1,427
CPI-U at termination	2.70% at termination	Receive	5/14/2031	USD	12,618	36

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
CPI-U at termination	2.71% at termination	Receive	6/3/2026	USD	17,951	298
CPI-U at termination	2.71% at termination	Receive	7/15/2026	USD	114,282	1,031
CPI-U at termination	2.71% at termination	Receive	7/29/2026	USD	28,351	181
CPI-U at termination	2.73% at termination	Receive	7/29/2026	US	D 118,933	613
CPI-U at termination	2.76% at termination	Receive	8/13/2026	USD	32,942	—	(b)
CPI-U at termination	2.78% at termination	Receive	8/3/2026	USD	5,118	7
CPI-U at termination	2.79% at termination	Receive	8/2/2026	USD	75,114	91
CPI-U at termination	2.82% at termination	Receive	5/12/2026	USD	6,016	79
CPI-U at termination	2.82% at termination	Receive	5/20/2026	USD	36,101	435

						7,402

CPI-U at termination	2.59% at termination	Receive	8/13/2031	USD	18,255	(30)

						7,372

Abbreviations

CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at August 31, 2021 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	2.74%

(b)	Amount rounds to less than one thousand.

There are no upfront payments (receipts) on the swap contracts listed above.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	263

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 37.0%

ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	2,743	2,746

ACC Trust Series 2021-1, Class A, 0.74%, 11/20/2023 (a)	3,167	3,167

Accredited Mortgage Loan Trust Series 2003-3, Class A1, 5.21%, 1/25/2034 ‡ (b)	602	629

American Credit Acceptance Receivables Trust

Series 2020-2, Class A, 1.65%, 12/13/2023 (a)	484	484

Series 2020-1, Class B, 2.08%, 12/13/2023 (a)	1,846	1,849

Series 2021-2, Class B, 0.68%, 5/13/2025 (a)	5,000	5,004

American Express Credit Account Master Trust

Series 2019-1, Class A, 2.87%, 10/15/2024	4,265	4,328

Series 2018-5, Class A, 0.44%, 12/15/2025 (c)	10,000	10,046

AmeriCredit Automobile Receivables Trust

Series 2019-2, Class A3, 2.28%, 1/18/2024	4,261	4,284

Series 2020-1, Class A3, 1.11%, 8/19/2024	2,696	2,706

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 1.36%, 8/25/2033 ‡ (c)	101	101

Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 1.73%, 12/25/2032 ‡ (c)	1,468	1,479

AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3, Class M1A, 0.71%, 9/25/2028 ‡ (c)	39	39

AMSR Trust

Series 2021-SFR2, Class A, 1.53%, 8/17/2026 (a)	4,000	4,009

Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	7,104	7,112

Amur Equipment Finance Receivables VIII LLC Series 2020-1A, Class A2, 1.68%, 8/20/2025 (a)	3,048	3,072

Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (a)	926	927

Avis Budget Rental Car Funding AESOP LLC

Series 2019-1A, Class A, 3.45%, 3/20/2023 (a)	1,429	1,444

Series 2019-3A, Class A, 2.36%, 3/20/2026 (a)	10,490	10,957

BA Credit Card Trust Series 2020-A1, Class A1, 0.34%, 5/15/2026	3,400	3,394

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ballyrock CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R, 1.16%, 7/15/2032 (a) (c)	6,415	6,413

Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 1.33%, 1/25/2035 ‡ (c)	713	716

Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 0.98%, 12/25/2033 ‡ (c)	504	498

BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (a)	2,224	2,333

Business Jet Securities LLC

Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	4,426	4,558

Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	2,767	2,822

Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	2,652	2,670

BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (a)	1,765	1,874

CarMax Auto Owner Trust

Series 2020-3, Class A3, 0.62%, 3/17/2025	3,095	3,108

Series 2020-4, Class A3, 0.50%, 8/15/2025	2,710	2,718

CarNow Auto Receivables Trust Series 2020-1A, Class A, 1.76%, 2/15/2023 (a)	940	942

Carvana Auto Receivables Trust

Series 2019-3A, Class B, 2.51%, 4/15/2024 (a)	2,855	2,874

Series 2020-P1, Class A3, 0.44%, 6/9/2025	3,015	3,022

Series 2020-P1, Class A4, 0.61%, 10/8/2026	2,220	2,214

Centex Home Equity Loan Trust Series 2002-A, Class MV1, 0.93%, 1/25/2032 ‡ (c)	89	92

CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,434	2,480

CIG Auto Receivables Trust Series 2019-1A, Class A, 3.33%, 8/15/2024 (a)	54	54

Citibank Credit Card Issuance Trust Series 2017-A7, Class A7, 0.47%, 8/8/2024 (c)	5,000	5,017

CNH Equipment Trust Series 2019-C, Class A3, 2.01%, 12/16/2024	3,944	4,004

CoreVest American Finance Trust

Series 2019-1, Class A, 3.32%, 3/15/2052 (a)	3,018	3,167

Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	1,857	2,002

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	5,293	5,267

Countrywide Asset-Backed Certificates

Series 2003-BC2, Class 2A1, 0.69%, 6/25/2033 ‡ (c)	287	281

Series 2003-BC5, Class M1, 1.13%, 9/25/2033 ‡ (c)	60	63

Series 2004-S1, Class M2, 5.58%, 2/25/2035 ‡ (b)	21	21

CPS Auto Receivables Trust

Series 2020-B, Class A, 1.15%, 7/17/2023 (a)	95	95

Series 2020-A, Class B, 2.36%, 2/15/2024 (a)	1,691	1,698

Series 2020-C, Class A, 0.63%, 3/15/2024 (a)	875	876

Series 2020-C, Class B, 1.01%, 1/15/2025 (a)	1,410	1,415

Series 2021-A, Class B, 0.61%, 2/18/2025 (a)	1,750	1,752

Credit Acceptance Auto Loan Trust

Series 2020-2A, Class A, 1.37%, 7/16/2029 (a)	10,010	10,117

Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	10,905	11,019

Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	5,580	5,605

Diamond Resorts Owner Trust

Series 2018-1, Class A, 3.70%, 1/21/2031 (a)	659	684

Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	3,695	3,805

Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	1,442	1,450

Discover Card Execution Note Trust Series 2019-A1, Class A1, 3.04%, 7/15/2024	3,160	3,194

Drive Auto Receivables Trust Series 2019-4, Class B, 2.23%, 1/16/2024	692	693

DT Auto Owner Trust

Series 2020-2A, Class A, 1.14%, 1/16/2024 (a)	1,145	1,148

Series 2020-3A, Class B, 0.91%, 12/16/2024 (a)	2,500	2,513

Series 2021-2A, Class A, 0.41%, 3/17/2025 (a)	4,015	4,018

Series 2021-3A, Class A, 0.33%, 4/15/2025 (a)	5,760	5,760

Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	1,300	1,302

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Elmwood CLO V Ltd. (Cayman Islands) Series 2020-2A, Class AR, 1.27%, 10/20/2034 (a) (c)	7,500	7,498

Exeter Automobile Receivables Trust

Series 2020-2A, Class A, 1.13%, 8/15/2023 (a)	113	113

Series 2019-4A, Class B, 2.30%, 12/15/2023 (a)	1,091	1,093

Series 2020-3A, Class B, 0.79%, 9/16/2024	2,865	2,873

Series 2019-1A, Class C, 3.82%, 12/16/2024 (a)	726	730

Series 2021-2A, Class B, 0.57%, 9/15/2025	3,255	3,259

First Franklin Mortgage Loan Trust

Series 2002-FF1, Class M1, 1.13%, 4/25/2032 ‡ (c)	80	80

Series 2002-FF4, Class M1, 1.66%, 2/25/2033 ‡ (c)	578	501

Series 2003-FFH1, Class M2, 2.71%, 9/25/2033 ‡ (c)	239	245

Series 2004-FF8, Class M4, 1.69%, 10/25/2034 ‡ (c)	201	212

First Investors Auto Owner Trust

Series 2020-1A, Class A, 1.49%, 1/15/2025 (a)	1,362	1,367

Series 2021-1A, Class A, 0.45%, 3/16/2026 (a)	2,677	2,679

FirstKey Homes Trust

Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	12,690	12,716

Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	7,000	7,023

Flagship Credit Auto Trust

Series 2019-2, Class A, 2.83%, 10/16/2023 (a)	368	369

Series 2020-4, Class A, 0.53%, 4/15/2025 (a)	2,989	2,995

FREED ABS Trust

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	513	515

Series 2021-1CP, Class A, 0.66%, 3/20/2028 (a)	658	658

Fremont Home Loan Trust Series 2005-C, Class M2, 0.82%, 7/25/2035 ‡ (c)	1,775	1,768

Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 1.10%, 10/15/2030 (a) (c)	1,974	1,975

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	265

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	1,043	1,053

Goodgreen (Cayman Islands)

Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (c)	3,051	3,243

Series 2019-1A, Class A, 3.86%, 10/15/2054 (a)	2,277	2,419

Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	1,892	1,984

GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 0.28%, 9/15/2030 ‡ (c)	15	15

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	1,392	1,472

Hilton Grand Vacations Trust

Series 2018-AA, Class A, 3.54%, 2/25/2032 (a)	835	878

Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	1,660	1,733

Hyundai Auto Lease Securitization Trust Series 2021-A, Class B, 0.61%, 10/15/2025 (a)	1,475	1,478

Series 2021-B, Class B, 0.62%, 3/16/2026 (a)	4,635	4,631

Lakeview CDO LLC 1.85%, 11/10/2032 ‡ (c)	444	444

LCM Ltd. (Cayman Islands) Series 29A, Class AR, 1.20%, 4/15/2031 (a) (c)	5,000	4,995

Lehman Home Equity Loan Trust Series 1998-1, Class A1, 7.00%, 5/25/2028 ‡	3	1

Lendmark Funding Trust

Series 2019-1A, Class A, 3.00%, 12/20/2027 (a)	8,400	8,558

Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	6,003	6,160

Mariner Finance Issuance Trust

Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	2,610	2,657

Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	3,000	3,030

Marlette Funding Trust Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	82	83

Mercury Financial Credit Card Master Trust

Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	6,375	6,398

Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (c)	960	982

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC4, Class M5, 1.06%, 4/25/2035 ‡ (c)	2,015	2,059

Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 1.10%, 7/20/2031 (a) (c)	4,425	4,424

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Century Home Equity Loan Trust Series 2003-5, Class AII, 0.88%, 11/25/2033 ‡ (c)	176	166

New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053 (a)	9,535	9,554

OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	590	592

OneMain Financial Issuance Trust Series 2020-1A, Class A, 3.84%, 5/14/2032 (a)	4,650	4,818

Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2021-3A, Class A1, 0.97%, 7/20/2029 (a) (c)	3,448	3,447

Pretium Mortgage Credit Partners I LLC Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (a) (b)	4,593	4,638

Progress Residential

Series 2021-SFR1, Class A, 1.05%, 4/17/2038 (a)	3,030	2,990

Series 2021-SFR4, Class A, 1.56%, 5/17/2038 (a)	5,000	5,029

Progress Residential Trust

Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (a)	8,991	8,974

Series 2019-SFR1, Class A, 3.42%, 8/17/2035 (a)	9,491	9,596

Series 2018-SFR3, Class A, 3.88%, 10/17/2035 (a)	4,991	4,996

Series 2019-SFR2, Class A, 3.15%, 5/17/2036 (a)	6,938	7,045

Series 2019-SFR4, Class A, 2.69%, 10/17/2036 (a)	8,500	8,670

Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	5,055	5,164

Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	11,000	11,036

Series 2021-SFR8, Class A, 1.51%, 9/17/2038 (a)	4,500	4,506

RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 ‡ (b)	523	494

Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (a)	2,750	2,746

Santander Drive Auto Receivables Trust Series 2020-3, Class B, 0.69%, 3/17/2025	3,265	3,274

Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022(a)	1,222	1,224

Sierra Timeshare Receivables Funding LLC

Series 2019-2A, Class A, 2.59%, 5/20/2036 (a)	1,018	1,044

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	1,490	1,498

SoFi Consumer Loan Program LLC Series 2016-1, Class A, 3.26%, 8/25/2025 (a)	72	73

SoFi Professional Loan Program LLC

Series 2016-B, Class A1, 1.28%, 6/25/2033 (a) (c)	258	260

Series 2017-E, Class A1, 0.58%, 11/26/2040 (a) (c)	136	136

SoFi Professional Loan Program Trust Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (a)	2,576	2,643

Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 0.78%, 4/25/2033 ‡ (c)	28	28

Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 1.25%, 7/23/2033 (a) (c)	5,000	4,999

Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	5,800	5,899

Synchrony Credit Card Master Note Trust Series 2017-2, Class A, 2.62%, 10/15/2025	3,077	3,160

Tesla Auto Lease Trust

Series 2019-A, Class A2, 2.13%, 4/20/2022 (a)	1,911	1,917

Series 2020-A, Class A3, 0.68%, 12/20/2023 (a)	3,835	3,853

Series 2021-A, Class A3, 0.56%, 3/20/2025 (a)	2,000	2,004

Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 ‡ (a) (c)	4,430	4,602

Toyota Auto Receivables Owner Trust Series 2020-C, Class A4, 0.57%, 10/15/2025	5,300	5,321

Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,995	6,032

Tricon American Homes Trust Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (a)	3,282	3,427

US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	5,565	5,567

USASF Receivables LLC Series 2020-1A, Class A, 2.47%, 8/15/2023 (a)	995	1,000

VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (a) (b)	1,995	2,000

Verizon Owner Trust

Series 2018-A, Class A1A, 3.23%, 4/20/2023	435	438

Series 2019-B, Class A1A, 2.33%, 12/20/2023	7,063	7,135

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023 (a)	729	730

Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.39%, 1/22/2024	3,515	3,523

Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A2A, 0.93%, 12/20/2022	212	212

VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (b)	2,815	2,818

VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (b)	1,776	1,777

VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (b)	6,014	6,037

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (b)	5,083	5,090

VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (b)	1,675	1,679

VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (b)	3,400	3,407

VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (b)	3,845	3,848

VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (b)	4,929	4,933

VOLT XCVIII LLC Series 2021-NPL7, Class A1, 2.12%, 4/25/2051 (a) (b)	1,470	1,475

Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	2,480	2,530

Westlake Automobile Receivables Trust

Series 2020-2A, Class A2A, 0.93%, 2/15/2024 (a)	3,929	3,938

Series 2020-3A, Class A2, 0.56%, 5/15/2024 (a)	2,040	2,043

Series 2021-1A, Class A2A, 0.39%, 10/15/2024 (a)	5,040	5,044

Series 2020-2A, Class B, 1.32%, 7/15/2025 (a)	1,625	1,638

World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	8,158	8,168

World Omni Select Auto Trust Series 2020-A, Class B, 0.84%, 6/15/2026	4,750	4,763

Total Asset-Backed Securities (Cost $512,449)		517,145

Collateralized Mortgage Obligations -28.1%

Alternative Loan Trust

Series 2004-J4, Class 1A6, 5.40%, 6/25/2034 (b)	1	1

Series 2004-33, Class 3A3, 2.93%, 12/25/2034 (c)	175	187

Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	114	112

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	267

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Banc of America Mortgage Trust

Series 2004-D, Class 2A2, 2.54%, 5/25/2034 (c)	128		133

Series 2005-A, Class 3A1, 2.37%, 2/25/2035 (c)	14		14

Bayview Financing Trust Series 2021-2F, Class M1, 1.60%, 12/31/2049 ‡ (a) (c)	148		148

Bayview Opportunity Master Fund Trust Series 2014-1SBC, 1.59%, 1/10/2031 ‡ (c)	246		246

Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 1.09%, 11/25/2034 ‡ (c)	178		43

Credit Suisse First Boston Mortgage Securities Corp.

Series 2005-5, Class 1A1, 5.00%, 7/25/2020	4		4

Series 2004-5, Class 4A1, 6.00%, 9/25/2034	311		328

CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 2.59%, 10/25/2033 (c)	348		343

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.39%, 2/25/2020 (c)	34		33

FHLMC STACR REMIC Trust

Series 2020-DNA4, Class M2AR, 1.58%, 8/25/2050 (a) (c)	939		939

Series 2020-DNA6, Class M1, 0.95%, 12/25/2050 (a) (c)	2,413		2,414

Series 2021-DNA1, Class M1, 0.70%, 1/25/2051 (a) (c)	2,487		2,488

FHLMC Structured Agency Credit Risk Debt Notes

Series 2019-CS03, 0.08%, 10/25/2032 (a) (c)	8,429		8,324

Series 2021-DNA2, Class M1, 0.85%, 8/25/2033 (a) (c)	7,090		7,097

FHLMC, REMIC

Series 3952, Class MA, 3.00%, 11/15/2021	12		12

Series 1343, Class LA, 8.00%, 8/15/2022	1		1

Series 1370, Class JA, 1.25%, 9/15/2022 (c)	1		1

Series 1379, Class W, 0.94%, 10/15/2022 (c)	1		1

Series 1508, Class KA, 0.91%, 5/15/2023 (c)	—	(d)	—	(d)

Series 1689, Class M, PO, 3/15/2024	22		22

Series 2033, Class PR, PO, 3/15/2024	11		11

Series 1771, Class PK, 8.00%, 2/15/2025	17		18

Series 1981, Class Z, 6.00%, 5/15/2027	6		6

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1974, Class ZA, 7.00%, 7/15/2027	33	36

Series 2338, Class FN, 0.60%, 8/15/2028 (c)	13	12

Series 3737, Class DG, 5.00%, 10/15/2030	313	332

Series 2477, Class FZ, 0.65%, 6/15/2031 (c)	5	5

Series 2416, Class SA, IF, 15.41%, 2/15/2032 (c)	25	32

Series 2416, Class SH, IF, 15.81%, 2/17/2032 (c)	9	10

Series 4120, Class KI, IO, 3.00%, 10/15/2032	1,402	111

Series 5000, Class CB, 1.25%, 1/25/2035	7,367	7,421

Series 3300, Class FA, 0.40%, 8/15/2035 (c)	167	167

Series 3085, Class VS, HB, IF, 28.34%, 12/15/2035 (c)	158	256

Series 4867, Class WF, 0.50%, 4/15/2037 (c)	13,982	14,121

Series 4350, Class AF, 0.45%, 12/15/2037 (c)	3,328	3,309

Series 4350, Class FK, 0.45%, 6/15/2038 (c)	3,543	3,531

Series 4515, Class FA, 0.47%, 8/15/2038 (c)	1,879	1,891

Series 4350, Class KF, 0.45%, 1/15/2039 (c)	672	667

Series 4448, Class TF, 0.42%, 5/15/2040 (c)	4,008	3,991

Series 4480, Class FM, 0.45%, 6/15/2040 (c)	4,419	4,425

Series 3860, Class FP, 0.50%, 6/15/2040 (c)	314	314

Series 4457, Class KF, 0.45%, 10/15/2040 (c)	6,378	6,390

Series 4363, Class FA, 0.47%, 9/15/2041 (c)	2,930	2,921

Series 4413, Class WF, 0.45%, 10/15/2041 (c)	2,816	2,802

Series 4559, Class AF, 0.60%, 3/15/2042 (c)	1,835	1,862

Series 4074, Class FE, 0.50%, 7/15/2042 (c)	2,165	2,176

Series 4150, Class F, 0.47%, 1/15/2043 (c)	5,319	5,358

Series 4161, Class YF, 0.47%, 2/15/2043 (c)	3,859	3,887

Series 4281, Class FB, 0.65%, 12/15/2043 (c)	3,123	3,159

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4606, Class FL, 0.60%, 12/15/2044 (c)	5,721		5,784

Series 4594, Class GN, 2.50%, 2/15/2045	2,697		2,813

Series 5072, Class QC, 1.00%, 10/25/2050	6,655		6,514

FHLMC, STRIPS

Series 343, Class F4, 0.45%, 10/15/2037 (c)	3,618		3,644

Series 328, Class S4, IF, IO, 1.81%, 2/15/2038 (c)	5,741		331

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-51, Class 1A, PO, 9/25/2042	43		38

Series T-54, Class 4A, 3.45%, 2/25/2043 (c)	1,218		1,320

First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 3.27%, 12/25/2034 (c)	119		122

Flagstar Mortgage Trust

Series 2018-5, Class A2, 4.00%, 9/25/2048 (a) (c)	372		375

Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (c)	2,867		2,940

FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 3.14%, 2/25/2044 (c)	210		220

FNMA, Grantor Trust, Whole Loan

Series 2002-T6, Class A4, 4.17%, 3/25/2041 (c)	582		626

Series 2001-T8, Class A1, 7.50%, 7/25/2041	182		216

FNMA, REMIC

Series 1991-156, Class F, 1.38%, 11/25/2021 (c)	1		1

Series 1992-112, Class GB, 7.00%, 7/25/2022	5		5

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(d)	—	(d)

Series 1992-154, Class SA, IF, IO, 5.40%, 8/25/2022 (c)	—	(d)	—	(d)

Series 1992-200, Class FK, 1.58%, 11/25/2022 (c)	2		2

Series 1993-27, Class S, IF, 9.62%, 2/25/2023 (c)	4		4

Series 1993-146, Class E, PO, 5/25/2023	9		9

Series 1993-110, Class H, 6.50%, 5/25/2023	9		9

Series 1993-119, Class H, 6.50%, 7/25/2023	1		1

Series 1993-165, Class FH, 1.23%, 9/25/2023 (c)	5		5

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1993-179, Class FM, 1.53%, 10/25/2023 (c)	27		27

Series G94-9, Class PJ, 6.50%, 8/17/2024	85		90

Series 2013-26, Class AV, 3.50%, 4/25/2026	2,299		2,361

Series 1997-74, Class E, 7.50%, 10/20/2027	12		14

Series 2001-9, Class F, 0.34%, 2/17/2031 (c)	—	(d)	—	(d)

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	31		4

Series 2003-21, Class FK, 0.48%, 3/25/2033 (c)	10		10

Series 2013-43, Class YH, 2.50%, 5/25/2033	1,195		1,253

Series 2004-17, Class BF, 0.43%, 1/25/2034 (c)	220		221

Series 2006-3, Class SB, IF, IO, 6.62%, 7/25/2035 (c)	286		24

Series 2006-16, Class HZ, 5.50%, 3/25/2036	229		262

Series 2006-124, Class FC, 0.43%, 1/25/2037 (c)	823		833

Series 2014-23, Class FA, 0.40%, 10/25/2039 (c)	14,342		14,364

Series 2012-38, Class PA, 2.00%, 9/25/2041	1,395		1,435

Series 2013-54, Class HF, 0.28%, 10/25/2041 (c)	1,432		1,431

Series 2012-93, Class ME, 2.50%, 1/25/2042	1,970		2,033

Series 2012-13, Class FA, 0.66%, 2/25/2042 (c)	7,528		7,620

Series 2012-31, Class FB, 0.63%, 4/25/2042 (c)	6,614		6,688

Series 2013-23, Class KJ, 2.25%, 5/25/2042	2,453		2,542

Series 2012-119, Class FB, 0.43%, 11/25/2042 (c)	4,193		4,222

Series 2012-139, Class JA, 3.50%, 12/25/2042	2,931		3,208

Series 2013-6, Class FL, 0.48%, 2/25/2043 (c)	977		985

Series 2014-49, Class AF, 0.42%, 8/25/2044 (c)	172		172

Series 2015-42, Class BF, 0.41%, 6/25/2045 (c)	4,513		4,498

Series 2016-25, Class LA, 3.00%, 7/25/2045	10,549		11,131

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	269

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2016-33, Class JA, 3.00%, 7/25/2045	3,796	4,002

Series 2015-91, Class AF, 0.47%, 12/25/2045 (c)	4,035	4,039

Series 2016-58, Class SA, IO, 1.57%, 8/25/2046 (c)	13,472	615

Series 2017-108, Class PA, 3.00%, 6/25/2047	2,532	2,651

Series 2017-104, Class LA, 3.00%, 11/25/2047	1,813	1,893

Series 2019-38, Class PC, 3.00%, 2/25/2048	3,964	4,171

Series 2019-77, Class FP, 0.63%, 1/25/2050 (c)	13,815	13,942

Series 2014-66, Class WF, 0.45%, 10/25/2054 (c)	1,962	1,969

FNMA, REMIC Trust, Whole Loan

Series 2003-W4, Class 5A, 3.27%, 10/25/2042 (c)	564	591

Series 2003-W15, Class 3A, 3.72%, 12/25/2042 (c)	635	712

Series 2003-W1, Class 2A, 5.59%, 12/25/2042 (c)	147	163

Series 2009-W1, Class A, 6.00%, 12/25/2049	258	298

Freedom Frn 0.00%, 3/25/2022	5,000	5,000

GNMA

Series 2011-158, Class EB, 4.00%, 12/20/2026	2,358	2,570

Series 2010-166, Class GP, 3.00%, 4/20/2039	974	994

Series 2012-61, Class FM, 0.50%, 5/16/2042 (c)	4,275	4,322

Series 2012-H21, Class FA, 0.60%, 7/20/2062 (c)	1,764	1,772

Series 2012-H29, Class FA, 0.62%, 10/20/2062 (c)	2,643	2,652

Series 2013-H16, Class FA, 0.64%, 7/20/2063 (c)	7,365	7,395

Series 2014-H07, Class FC, 0.70%, 5/20/2064 (c)	11,897	12,011

Series 2014-H11, Class JA, 0.60%, 6/20/2064 (c)	3,176	3,193

Series 2014-H17, Class FM, 0.57%, 8/20/2064 (c)	9,186	9,233

Series 2015-H03, Class FD, 0.74%, 1/20/2065 (c)	5,539	5,585

Series 2015-H04, Class FL, 0.57%, 2/20/2065 (c)	9,345	9,397

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-H12, Class FJ, 0.53%, 5/20/2065 (c)	9,944	9,966

Series 2015-H14, Class FB, 0.53%, 5/20/2065 (c)	13,677	13,708

Series 2015-H12, Class FA, 0.58%, 5/20/2065 (c)	6,270	6,300

Series 2015-H15, Class FB, 0.70%, 6/20/2065 (c)	9,048	9,110

Series 2015-H19, Class FN, 0.54%, 7/20/2065 (c)	10,592	10,633

Series 2015-H23, Class TA, 0.57%, 9/20/2065 (c)	12,959	13,025

GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	406	431

GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	114	117

Impac CMB Trust

Series 2004-3, Class 3A, 0.72%, 3/25/2034 (c)	1	1

Series 2004-6, Class 1A2, 0.86%, 10/25/2034 (c)	69	71

Series 2005-5, Class A1, 0.72%, 8/25/2035 (c)	496	482

IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.01%, 3/25/2037 (c)	293	276

JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 1.90%, 10/25/2033 (c)	41	42

LHOME Mortgage Trust Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (a)	2,500	2,519

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 2.66%, 4/21/2034 (c)	82	82

Series 2004-13, Class 3A7B, 2.08%, 11/21/2034 (c)	291	297

MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 0.48%, 2/25/2033 (c)	46	44

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates

Series 2002-TBC1, Class B1, 1.10%, 9/15/2030 ‡ (c)	40	40

Series 2002-TBC1, Class B2, 1.50%, 9/15/2030 ‡ (c)	19	18

Series 2001-TBC1, Class B1, 0.97%, 11/15/2031 ‡ (c)	118	119

Merrill Lynch Mortgage Investors Trust

Series 2004-D, Class A1, 0.74%, 9/25/2029 (c)	134	132

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-1, Class 2A3, 2.08%, 12/25/2034 (c)	119	120

Metlife Securitization Trust Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (c)	2,734	2,828

Morgan Stanley Dean Witter Capital I, Inc. Trust

Series 2003-HYB1, Class A4, 1.58%, 3/25/2033 (c)	92	94

Series 2003-HYB1, Class B1, 1.58%, 3/25/2033 ‡(c)	84	61

Morgan Stanley Mortgage Loan Trust

Series 2004-3, Class 4A, 5.65%, 4/25/2034 (c)	918	977

Series 2004-5AR, Class 3A3, 2.28%, 7/25/2034 (c)	121	124

Series 2004-5AR, Class 3A5, 2.28%, 7/25/2034 (c)	679	701

Series 2004-11AR, Class 1A2A, 0.39%, 1/25/2035(c)	263	288

MRA Issuance Trust Series 2021-EBO2, Class A, 2.83%, 12/31/2049 (a) (c)	4,450	4,450

MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 0.95%, 8/15/2032 ‡ (c)	66	63

NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 0.54%, 2/25/2035 (a) (c)	705	613

New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 0.83%, 1/25/2048 (a) (c)	2,263	2,266

Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (b)	191	197

Prime Mortgage Trust Series 2005-2, Class 2A1, 6.24%, 10/25/2032 (c)	240	244

PRPM LLC

Series 2020-2, Class A1, 3.67%, 8/25/2025 (a) (b)	6,538	6,583

Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (b)	3,161	3,183

RFMSI Trust

Series 2005-SA2, Class 2A2, 2.89%, 6/25/2035 (c)	593	595

Series 2006-SA4, Class 2A1, 4.66%, 11/25/2036 (c)	268	261

Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	9,841	10,456

Sequoia Mortgage Trust

Series 11, Class A, 0.99%, 12/20/2032 (c)	13	13

Series 2003-3, Class A2, 0.86%, 7/20/2033 (c)	82	82

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-11, Class A2, 0.82%, 12/20/2034 (c)	554	562

Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 0.79%, 3/19/2034 (c)	43	43

Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 0.84%, 7/19/2032 (c)	260	225

Structured Asset Securities Corp. Mortgage Pass-Through Certificates

Series 2003-24A, Class 2A, 2.50%, 7/25/2033 (c)	392	405

Series 2003-40A, Class 4A, 2.25%, 1/25/2034 (c)	210	211

Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 2.03%, 12/25/2044 (c)	1,695	1,638

Two Harbors Series 2021-FNT1, Class A, 3.65%, 3/25/2020	5,000	5,014

WaMu Mortgage Pass-Through Certificates Trust

Series 2004-AR3, Class A1, 2.59%, 6/25/2034 (c)	347	357

Series 2004-AR11, Class A, 2.55%, 10/25/2034 (c)	192	192

Total Collateralized Mortgage Obligations (Cost $387,839)		391,948

Corporate Bonds — 14.1%

Automobiles — 0.2%

Hyundai Capital America 1.30%, 1/8/2026 (a)	2,960	2,929

Banks — 5.0%

Banco Santander SA (Spain) 2.75%, 5/28/2025	2,000	2,109

Bank of America Corp. (ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e)	1,724	1,780

BNP Paribas SA (France) (SOFR + 1.00%), 1.32%, 1/13/2027 (a) (e)	6,470	6,417

Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.66%), 0.78%, 9/13/2023 (e)	3,000	3,037

Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.07%), 1.20%, 12/8/2021 (e)	4,000	4,007

Cooperatieve Rabobank UA (Netherlands) (SOFR + 0.30%), 0.35%, 1/12/2024 (e)	10,000	10,014

Mitsubishi UFJ Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 1.06%), 1.18%, 9/13/2021 (e)	2,539	2,540

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.14%), 1.26%, 9/13/2021 (e)	3,000	3,001

(ICE LIBOR USD 3 Month + 0.94%), 1.06%, 2/28/2022 (e)	4,000	4,018

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	271

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Sumitomo Mitsui Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 0.97%), 1.09%, 1/11/2022 (e)	3,000	3,010

0.95%, 1/12/2026	2,900	2,876

Toronto-Dominion Bank (The) (Canada) 0.25%, 1/6/2023	10,000	10,002

Truist Financial Corp. 1.20%, 8/5/2025	4,000	4,055

Wells Fargo & Co. (ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (e)	6,400	6,643

Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.66%), 0.78%, 9/9/2022 (e)	6,000	6,005

		69,514

Biotechnology — 0.6%

AbbVie, Inc. (ICE LIBOR USD 3 Month + 0.65%), 0.78%, 11/21/2022 (e)	8,500	8,559

Capital Markets — 0.8%

Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (e)	1,000	1,019

Morgan Stanley (SOFR + 0.46%), 0.53%, 1/25/2024 (e)	10,000	10,004

		11,023

Chemicals — 0.2%

Mosaic Co. (The) 3.25%, 11/15/2022	2,559	2,638

Consumer Finance — 2.4%

American Honda Finance Corp.

(ICE LIBOR USD 3 Month + 0.61%), 0.73%, 9/9/2021 (e)	3,000	3,000

(ICE LIBOR USD 3 Month + 0.28%), 0.40%, 1/12/2024 (e)	10,000	10,027

Caterpillar Financial Services Corp. 0.95%, 5/13/2022	7,000	7,039

General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 1.55%), 1.68%, 1/14/2022 (e)	4,000	4,020

Toyota Motor Credit Corp.

(ICE LIBOR USD 3 Month + 0.69%), 0.81%, 1/11/2022 (e)	4,000	4,010

(SOFR + 0.33%), 0.38%, 1/11/2024 (e)	5,000	5,014

		33,110

Diversified Telecommunication Services — 0.3%

AT&T, Inc. 1.65%, 2/1/2028	4,335	4,332

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — 0.7%

Pacific Gas and Electric Co.

(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (e)	3,250	3,252

1.75%, 6/16/2022	5,850	5,847

		9,099

Independent Power and Renewable Electricity Producers — 0.1%

Southern Power Co. 0.90%, 1/15/2026	1,780	1,754

Insurance — 2.6%

Athene Global Funding 0.95%, 1/8/2024 (a)	4,160	4,185

Metropolitan Life Global Funding I (SOFR + 0.32%), 0.37%, 1/7/2024 (a) (e)	10,000	10,047

New York Life Global Funding 0.40%, 10/21/2023 (a)	8,000	8,010

Principal Life Global Funding II 0.88%, 1/12/2026 (a)	8,790	8,677

Protective Life Global Funding 1.17%, 7/15/2025 (f)	5,190	5,206

		36,125

Multi-Utilities — 0.4%

Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.65%, 9/15/2023 (e)	6,000	6,001

Oil, Gas & Consumable Fuels — 0.5%

Phillips 66 Partners LP 2.45%, 12/15/2024	1,585	1,648

Valero Energy Corp. (ICE LIBOR USD 3 Month + 1.15%), 1.27%, 9/15/2023 (e)	6,000	6,004

		7,652

Specialty Retail — 0.3%

Home Depot, Inc. (The) 0.90%, 3/15/2028	3,915	3,805

Total Corporate Bonds (Cost $195,835)		196,541

Commercial Mortgage-backed Securities — 9.3%

20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (c)	3,291	3,378

ACRE Commercial Mortgage Ltd. (Cayman Islands) Series 2021-FL4, Class A, 0.92%, 12/18/2037 (a) (c)	3,170	3,162

BAMLL Commercial Mortgage Securities Trust

Series 2015-200P, Class A, 3.22%, 4/14/2033 (a)	3,500	3,740

Series 2018-DSNY, Class A, 0.95%, 9/15/2034 (a) (c)	6,000	6,000

BANK Series 2021-BN35, Class A2, 1.87%, 8/15/2031 (c)	2,650	2,724

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Bayview Commercial Asset Trust

Series 2004-3, Class A2, 0.71%, 1/25/2035 (a) (c)	129	128

Series 2005-2A, Class A2, 0.61%, 8/25/2035 (a) (c)	583	561

Series 2005-2A, Class M1, 0.73%, 8/25/2035 ‡ (a) (c)	116	112

Series 2007-3, Class A2, 0.37%, 7/25/2037 (a) (c)	513	489

BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	1,000	1,026

BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (a)	1,450	1,479

BHMS Series 2018-ATLS, Class A, 1.35%, 7/15/2035 (a) (c)	6,000	6,008

BPR Trust Series 2021-KEN, Class A, 1.35%, 2/15/2029 (a) (c)	2,115	2,115

BX Series 2021-MFM1, Class A, 0.80%, 1/15/2034 (a) (c)	4,000	4,004

BX Commercial Mortgage Trust Series 2018-IND, Class A, 0.85%, 11/15/2035 (a) (c)	1,094	1,094

BX Trust Series 2021-LBA, Class AJV, 0.90%, 2/15/2036 (a) (c)	6,500	6,512

BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 1.56%, 3/15/2037 (a) (c)	9,000	9,017

Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.31%, 2/10/2037 (a) (c)	12,200	12,386

FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 2.05%, 1/25/2051 (a) (c)	335	337

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KL3W, Class AFLW, 0.55%, 8/25/2025 (c)	10,000	10,052

Series K086, Class A1, 3.67%, 12/25/2027	1,722	1,904

Series Q007, Class APT2, 3.30%, 10/25/2047 (c)	2,308	2,435

Series Q013, Class APT1, 1.18%, 5/25/2050 (c)	5,239	5,276

FNMA ACES Series 2017-M15, Class ATS1, 2.99%, 11/25/2027	465	472

Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	5,000	5,289

KKR Industrial Portfolio Trust Series 2021-KDIP, Class A, 0.65%, 12/15/2037 (a) (c)	3,655	3,656

One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000	5,231

One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 2/10/2032 (a)	5,000	5,081

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

ONE Mortgage Trust Series 2021-PARK, Class A, 0.80%, 3/15/2036 (a) (c)	7,000		7,000

PFP Ltd. (Cayman Islands)

Series 2019-5, Class A, 1.07%, 4/14/2036 (a) (c)	787		787

Series 2021-7, Class A, 0.95%, 4/14/2038 (a) (c)	3,000		2,992

UBS Commercial Mortgage Trust

Series 2018-C10, Class A1, 3.18%, 5/15/2051	2,883		2,939

Series 2018-C14, Class A2, 4.26%, 12/15/2051	6,346		6,756

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	1,155		1,161

Wells Fargo Commercial Mortgage Trust

Series 2021-SAVE, Class A, 1.25%, 2/15/2040 (a) (c)	3,427		3,444

Series 2020-C58, Class A1, 0.55%, 7/15/2053	1,433		1,431

Total Commercial Mortgage-backed Securities (Cost $128,340)			130,178

Mortgage-Backed Securities — 5.8%

FHLMC

Pool # 645083, ARM, 2.09%, 12/1/2021 (c)	—	(d)	—	(d)

Pool # 846013, ARM, 2.37%, 6/1/2022 (c)	—	(d)	—	(d)

Pool # 611299, ARM, 2.43%, 1/1/2023 (c)	7		7

Pool # 845297, ARM, 2.37%, 2/1/2023 (c)	2		2

Pool # 846144, ARM, 2.47%, 6/1/2025 (c)	2		2

Pool # 755248, ARM, 2.30%, 12/1/2026 (c)	56		56

Pool # 785866, ARM, 2.32%, 12/1/2026 (c)	1		1

Pool # 611141, ARM, 2.23%, 1/1/2027 (c)	12		12

Pool # 788688, ARM, 2.30%, 8/1/2027 (c)	58		58

Pool # 788665, ARM, 2.53%, 11/1/2027 (c)	12		12

Pool # 846774, ARM, 2.35%, 12/1/2027 (c)	17		17

Pool # 788664, ARM, 2.28%, 7/1/2028 (c)	14		14

Pool # 786902, ARM, 2.46%, 10/1/2029 (c)	4		4

Pool # 846716, ARM, 2.55%, 12/1/2029 (c)	2		2

Pool # 645242, ARM, 3.17%, 1/1/2030 (c)	7		7

Pool # 846812, ARM, 2.37%, 4/1/2030 (c)	6		6

Pool # 611278, ARM, 2.34%, 7/1/2030 (c)	96		97

Pool # 847263, ARM, 2.33%, 4/1/2032 (c)	37		37

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	273

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Mortgage-Backed Securities — continued

FHLMC Gold Pools, 30 Year

Pool # C00387, 9.00%, 2/1/2025	1		1

Pool # C35263, 7.50%, 5/1/2028	1		1

Pool # G00981, 8.50%, 7/1/2028	5		6

FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	1,963		2,079

FHLMC UMBS, 30 Year

Pool # RA2459, 4.00%, 4/1/2050	8,633		9,288

Pool # RA2904, 3.00%, 6/1/2050	7,252		7,625

Pool # RA2970, 2.50%, 7/1/2050	7,961		8,295

FNMA

Pool # 276617, ARM, 1.70%, 4/1/2024 (c)	5		5

Pool # 323269, ARM, 2.49%, 1/1/2025 (c)	67		67

Pool # 326092, ARM, 2.23%, 7/1/2025 (c)	—	(d)	—	(d)

Pool # 313555, ARM, 2.47%, 6/1/2026 (c)	1		1

Pool # 423291, ARM, 2.45%, 8/1/2026 (c)	27		27

Pool # 70179, ARM, 3.50%, 7/1/2027 (c)	4		4

Pool # 535984, ARM, 2.70%, 12/1/2028 (c)	11		11

Pool # 576757, ARM, 2.54%, 3/1/2029 (c)	14		14

Pool # 323798, ARM, 2.23%, 5/1/2029 (c)	2		2

Pool # 540206, ARM, 2.03%, 5/1/2030 (c)	21		21

Pool # 594577, ARM, 2.58%, 11/1/2030 (c)	29		29

Pool # 124945, ARM, 2.21%, 1/1/2031 (c)	1		1

Pool # 555563, ARM, 2.24%, 5/1/2033 (c)	74		74

Pool # 725111, ARM, 2.32%, 9/1/2033 (c)	26		26

Pool # 788301, ARM, 2.45%, 2/1/2034 (c)	43		43

Pool # 545182, ARM, 2.27%, 3/1/2038 (c)	4		4

FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	513		544

FNMA UMBS, 20 Year

Pool # 254911, 5.00%, 10/1/2023	316		346

Pool # MA1338, 3.00%, 2/1/2033	1,347		1,437

Pool # MA1401, 3.00%, 4/1/2033	526		562

Pool # MA1490, 3.00%, 7/1/2033	1,722		1,837

FNMA UMBS, 30 Year

Pool # 50748, 7.50%, 6/1/2023	—	(d)	—	(d)

Pool # 331955, 7.50%, 11/1/2024	7		7

Pool # 567874, 7.50%, 10/1/2030	22		23

Pool # 995724, 6.00%, 4/1/2039	234		278

Pool # AD0588, 5.00%, 12/1/2039	1,089		1,247

Pool # AD9721, 5.50%, 8/1/2040	280		313

Pool # BM3048, 4.00%, 10/1/2042	4,269		4,800

Pool # AS4592, 4.00%, 2/1/2045	6,480		7,197

Pool # BM5560, 4.00%, 1/1/2046	5,366		6,030

Pool # CA0411, 4.00%, 9/1/2047	4,981		5,585

Investments	Principal Amount ($000)		Value ($000)

Pool # CA2489, 4.50%, 10/1/2048	1,429		1,541

Pool # BP7345, 3.00%, 6/1/2050	8,720		9,187

FNMA, 30 Year

Pool # 595470, 7.00%, 3/1/2027	3		2

Pool # 421016, 8.00%, 11/1/2027	1		1

FNMA, Other

Pool # 570566, 12.00%, 11/1/2030	46		48

Pool # BK7908, 4.00%, 11/1/2048	895		957

GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	297		313

GNMA I, 30 Year

Pool # 378315, 7.00%, 6/15/2024	3		3

Pool # 780029, 9.00%, 11/15/2024	—	(d)	—	(d)

Pool # 781090, 9.50%, 7/15/2025	1		1

Pool # 412336, 8.00%, 10/15/2027	3		3

GNMA II, 30 Year

Pool # 314500, 7.40%, 3/20/2022	2		2

Pool # 334396, 7.25%, 8/20/2022	3		3

Pool # 1429, 7.50%, 10/20/2023	1		2

Pool # 2036, 8.00%, 7/20/2025	5		5

Pool # 2270, 8.00%, 8/20/2026	7		8

Pool # CG5224, 3.50%, 8/20/2051	10,000		10,888

Total Mortgage-Backed Securities (Cost $79,192)			81,128

	SHARES (000)
Short-Term Investments — 5.9%

Investment Companies — 5.9%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (g) (h) (Cost $82,612)	82,606		82,647

Total Investments — 100.2% (Cost $1,386,267)			1,399,587
Liabilities in Excess of Other Assets — (0.2)%			(2,374)

NET ASSETS — 100.0%			1,397,213

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2021.
CDO	Collateralized Debt Obligations
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	275

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — 49.2%

FHLMC

Pool # 645242, ARM, 3.17%, 1/1/2030 (a)	4		4

Pool # 781087, ARM, 2.36%, 12/1/2033 (a)	41		41

Pool # 1B1665, ARM, 2.07%, 4/1/2034 (a)	24		24

Pool # 782979, ARM, 2.37%, 1/1/2035 (a)	56		60

Pool # 1B2844, ARM, 1.96%, 3/1/2035 (a)	36		36

Pool # 1Q0007, ARM, 2.39%, 12/1/2035 (a)	25		25

Pool # 972200, ARM, 2.21%, 3/1/2036 (a)	58		58

Pool # 1J1380, ARM, 2.82%, 3/1/2036 (a)	25		26

Pool # 1H2618, ARM, 2.37%, 5/1/2036 (a)	37		40

Pool # 1G2557, ARM, 2.22%, 6/1/2036 (a)	81		86

Pool # 1A1085, ARM, 1.92%, 8/1/2036 (a)	37		39

Pool # 1Q0105, ARM, 2.10%, 9/1/2036 (a)	26		27

Pool # 1N0249, ARM, 1.95%, 10/1/2036 (a)	13		13

Pool # 1A1096, ARM, 1.98%, 10/1/2036 (a)	102		106

Pool # 1B7163, ARM, 2.57%, 10/1/2036 (a)	2		2

Pool # 1J1348, ARM, 2.74%, 10/1/2036 (a)	105		106

Pool # 1J1378, ARM, 2.01%, 11/1/2036 (a)	51		53

Pool # 1G2671, ARM, 2.07%, 11/1/2036 (a)	50		51

Pool # 1Q0737, ARM, 2.29%, 11/1/2036 (a)	55		56

Pool # 782760, ARM, 2.36%, 11/1/2036 (a)	93		100

Pool # 1G1386, ARM, 2.31%, 12/1/2036 (a)	22		23

Pool # 1J1516, ARM, 2.07%, 2/1/2037 (a)	21		22

Pool # 1J0282, ARM, 2.26%, 2/1/2037 (a)	14		14

Pool # 1J1543, ARM, 2.48%, 2/1/2037 (a)	5		5

Pool # 1G1555, ARM, 2.49%, 2/1/2037 (a)	24		26

Pool # 1Q0739, ARM, 2.09%, 3/1/2037 (a)	74		78

Pool # 1Q0697, ARM, 1.83%, 5/1/2037 (a)	49		51

Pool # 1B3485, ARM, 2.16%, 7/1/2037 (a)	9		9

Pool # 1G2229, ARM, 2.23%, 9/1/2037 (a)	22		23

Pool # 1K0134, ARM, 2.36%, 10/1/2037 (a)	6		6

Pool # 1Q0722, ARM, 2.40%, 4/1/2038 (a)	33		35

Pool # 1Q0789, ARM, 2.22%, 5/1/2038 (a)	9		9

FHLMC Gold Pools, 15 Year

Pool # G12825, 6.50%, 3/1/2022	—	(b)	—	(b)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # G12978, 5.50%, 12/1/2022	15		16

FHLMC Gold Pools, 20 Year

Pool # C91042, 5.50%, 5/1/2027	211		235

Pool # C91158, 6.50%, 1/1/2028	122		131

Pool # C91180, 5.50%, 3/1/2028	78		86

Pool # D98938, 4.00%, 2/1/2032	401		434

FHLMC Gold Pools, 30 Year

Pool # D53146, 6.50%, 5/1/2024	—	(b)	—	(b)

Pool # C18115, 6.00%, 11/1/2028	1		1

Pool # C00701, 6.50%, 1/1/2029	19		22

Pool # G03029, 6.00%, 10/1/2029	35		39

Pool # C68485, 7.00%, 7/1/2032	17		20

Pool # G01448, 7.00%, 8/1/2032	32		37

Pool # C75791, 5.50%, 1/1/2033	73		84

Pool # C01735, 4.00%, 10/1/2033	56		61

Pool # A13625, 5.50%, 10/1/2033	198		231

Pool # A16253, 6.00%, 11/1/2033	26		30

Pool # A16843, 6.00%, 12/1/2033	57		65

Pool # A24712, 6.50%, 7/1/2034	20		22

Pool # A28796, 6.50%, 11/1/2034	91		107

Pool # A46417, 7.00%, 4/1/2035	218		259

Pool # A46987, 5.50%, 7/1/2035	432		499

Pool # A80290, 5.00%, 11/1/2035	493		562

Pool # G05713, 6.50%, 12/1/2035	404		463

Pool # A54679, 6.50%, 6/1/2036	21		24

Pool # C02637, 7.00%, 10/1/2036	144		165

Pool # C02660, 6.50%, 11/1/2036	66		77

Pool # G04077, 6.50%, 3/1/2038	131		157

Pool # G05190, 7.50%, 9/1/2038	18		20

Pool # C03466, 5.50%, 3/1/2040	113		131

Pool # A93511, 5.00%, 8/1/2040	915		1,048

Pool # G06493, 4.50%, 5/1/2041	1,354		1,518

Pool # G60039, 3.00%, 4/1/2043	4,799		5,137

Pool # G60105, 5.00%, 6/1/2044	1,872		2,135

Pool # Q37784, 3.50%, 12/1/2045	1,290		1,392

Pool # Q39412, 3.50%, 3/1/2046	815		873

Pool # Q40797, 3.50%, 5/1/2046	1,637		1,752

Pool # Q40922, 3.50%, 6/1/2046	760		817

Pool # Q42079, 3.50%, 7/1/2046	1,335		1,427

Pool # V84637, 4.00%, 9/1/2048	755		809

Pool # Q61709, 4.50%, 2/1/2049	1,917		2,072

Pool # Q62088, 4.50%, 2/1/2049	756		840

FHLMC Gold Pools, Other

Pool # G20027, 10.00%, 10/1/2030	6		6

Pool # B90491, 7.50%, 1/1/2032	103		117

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # U80047, 4.00%, 9/1/2032	497	538

Pool # U80068, 3.50%, 10/1/2032	476	514

Pool # U80125, 3.50%, 1/1/2033	1,293	1,395

Pool # U80173, 3.50%, 1/1/2033	1,226	1,323

Pool # U80265, 3.50%, 4/1/2033	1,398	1,508

Pool # L10221, 6.00%, 1/1/2034	41	43

Pool # L10224, 6.00%, 12/1/2034	114	123

Pool # H00158, 6.00%, 4/1/2036	205	216

Pool # L10291, 6.50%, 11/1/2036	244	283

Pool # P51353, 6.50%, 11/1/2036	110	127

Pool # P50595, 6.50%, 12/1/2036	356	425

Pool # P51361, 6.50%, 12/1/2036	78	93

Pool # G20028, 7.50%, 12/1/2036	125	141

Pool # G80365, 6.50%, 10/17/2038	138	158

Pool # U90690, 3.50%, 6/1/2042	3,860	4,172

Pool # U90975, 4.00%, 6/1/2042	2,178	2,383

Pool # T65101, 4.00%, 10/1/2042	475	501

Pool # U90378, 4.00%, 11/1/2042	3,269	3,567

Pool # U90542, 4.00%, 12/1/2042	1,392	1,519

Pool # U91449, 4.00%, 5/1/2043	3,239	3,535

Pool # U99051, 3.50%, 6/1/2043	541	584

Pool # U99134, 4.00%, 1/1/2046	2,010	2,211

Pool # U69030, 4.50%, 1/1/2046	1,468	1,625

Pool # U69039, 4.00%, 2/1/2046	3,430	3,779

FHLMC UMBS, 20 Year

Pool # SC0104, 3.50%, 8/1/2035	5,822	6,233

Pool # ZT1675, 3.50%, 4/1/2037	3,429	3,709

FHLMC UMBS, 30 Year

Pool # RA1617, 3.50%, 8/1/2049	1,499	1,583

Pool # RA1611, 3.00%, 9/1/2049	3,035	3,177

Pool # RA1623, 4.00%, 9/1/2049	3,198	3,461

Pool # QA5403, 4.00%, 11/1/2049	1,165	1,281

Pool # QA5096, 4.00%, 12/1/2049	2,777	2,976

Pool # QA5982, 4.00%, 12/1/2049	973	1,068

Pool # RA2008, 4.00%, 1/1/2050	4,077	4,434

Pool # QA7351, 3.00%, 2/1/2050	453	477

Pool # RA2272, 3.50%, 2/1/2050	24,841	26,920

Pool # QA9332, 2.50%, 5/1/2050	6,601	6,862

Pool # QB0097, 4.00%, 5/1/2050	903	994

Pool # QB4045, 2.50%, 10/1/2050	6,362	6,629

Pool # RA4515, 4.00%, 2/1/2051	9,429	10,321

Pool # QC2209, 3.50%, 5/1/2051	2,335	2,482

FNMA

Pool # 54844, ARM, 2.19%, 9/1/2027 (a)	3	3

Pool # 303532, ARM, 3.87%, 3/1/2029 (a)	6	6

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS2915, 1.87%, 5/1/2031(c)	7,612	7,775

Pool # 555258, ARM, 1.66%, 1/1/2033 (a)	59	60

Pool # 722421, ARM, 1.66%, 7/1/2033 (a)	12	12

Pool # 686040, ARM, 2.26%, 7/1/2033 (a)	82	83

Pool # 746299, ARM, 2.15%, 9/1/2033 (a)	48	50

Pool # 743546, ARM, 1.99%, 11/1/2033 (a)	134	135

Pool # 749923, ARM, 2.28%, 11/1/2033 (a)	1	1

Pool # 766610, ARM, 2.09%, 1/1/2034 (a)	23	24

Pool # 735648, ARM, 2.09%, 2/1/2034 (a)	45	45

Pool # 770377, ARM, 1.67%, 4/1/2034 (a)	37	37

Pool # 751531, ARM, 2.34%, 5/1/2034 (a)	55	55

Pool # 778908, ARM, 1.80%, 6/1/2034 (a)	29	29

Pool # 800422, ARM, 1.32%, 8/1/2034 (a)	181	182

Pool # 793062, ARM, 2.00%, 8/1/2034 (a)	34	34

Pool # 735332, ARM, 2.27%, 8/1/2034 (a)	61	62

Pool # 790964, ARM, 1.89%, 9/1/2034 (a)	14	14

Pool # 735740, ARM, 1.81%, 10/1/2034 (a)	62	62

Pool # 794797, ARM, 1.81%, 10/1/2034 (a)	42	43

Pool # 803594, ARM, 2.02%, 10/1/2034 (a)	31	31

Pool # 803599, ARM, 2.05%, 10/1/2034 (a)	65	66

Pool # 896463, ARM, 2.42%, 10/1/2034 (a)	105	112

Pool # 810896, ARM, 1.76%, 1/1/2035 (a)	372	386

Pool # 816594, ARM, 1.68%, 2/1/2035 (a)	14	15

Pool # 735539, ARM, 2.33%, 4/1/2035 (a)	173	184

Pool # 745862, ARM, 2.35%, 4/1/2035 (a)	76	77

Pool # 821378, ARM, 1.52%, 5/1/2035 (a)	64	64

Pool # 823660, ARM, 1.97%, 5/1/2035 (a)	40	40

Pool # 821179, ARM, 2.01%, 5/1/2035 (a)	13	13

Pool # 745766, ARM, 1.94%, 6/1/2035 (a)	39	39

Pool # 832801, ARM, 1.92%, 9/1/2035 (a)	39	40

Pool # 849251, ARM, 1.98%, 1/1/2036 (a)	36	37

Pool # 920843, ARM, 2.72%, 3/1/2036 (a)	539	577

Pool # 872825, ARM, 2.11%, 6/1/2036 (a)	87	93

Pool # 892868, ARM, 2.02%, 7/1/2036 (a)	43	44

Pool # 886558, ARM, 2.02%, 8/1/2036 (a)	35	36

Pool # 920547, ARM, 1.85%, 9/1/2036 (a)	125	131

Pool # 894239, ARM, 2.16%, 10/1/2036 (a)	44	44

Pool # 900191, ARM, 2.49%, 10/1/2036 (a)	30	31

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	277

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 902818, ARM, 2.32%, 11/1/2036 (a)	1		1

Pool # 902955, ARM, 2.23%, 12/1/2036 (a)	31		31

Pool # 905189, ARM, 2.31%, 12/1/2036 (a)	11		11

Pool # 995919, ARM, 1.97%, 7/1/2037 (a)	73		77

Pool # 938346, ARM, 2.08%, 7/1/2037 (a)	21		21

Pool # AD0085, ARM, 1.67%, 11/1/2037 (a)	53		55

Pool # AD0179, ARM, 2.35%, 12/1/2037 (a)	49		52

Pool # 966946, ARM, 2.16%, 1/1/2038 (a)	16		16

FNMA UMBS, 15 Year

Pool # 888834, 6.50%, 4/1/2022	—	(b)	—	(b)

Pool # 995428, 5.50%, 11/1/2023	—	(b)	—	(b)

Pool # 995456, 6.50%, 2/1/2024	26		27

Pool # AD0133, 5.00%, 8/1/2024	25		26

Pool # AX7598, 3.00%, 1/1/2030	1,935		2,060

FNMA UMBS, 20 Year

Pool # 254305, 6.50%, 5/1/2022	5		5

Pool # 555791, 6.50%, 12/1/2022	5		5

Pool # 889889, 6.50%, 7/1/2024	4		5

Pool # 257055, 6.50%, 12/1/2027	63		71

Pool # AE0049, 6.00%, 9/1/2029	65		73

Pool # MA0602, 3.50%, 12/1/2030	678		720

Pool # AP3582, 3.50%, 8/1/2032	906		969

Pool # AB9830, 3.50%, 7/1/2033	4,941		5,286

Pool # AL6238, 4.00%, 1/1/2035	1,320		1,451

FNMA UMBS, 30 Year

Pool # 689977, 8.00%, 3/1/2027	21		23

Pool # 695533, 8.00%, 6/1/2027	11		12

Pool # 756020, 8.50%, 12/1/2027	10		10

Pool # 527285, 7.00%, 11/1/2028	6		6

Pool # 755973, 8.00%, 11/1/2028	68		78

Pool # 455759, 6.00%, 12/1/2028	11		12

Pool # 776702, 4.50%, 5/1/2029	12		13

Pool # 889020, 6.50%, 11/1/2029	83		94

Pool # 567036, 8.50%, 2/1/2030	23		24

Pool # 598559, 6.50%, 8/1/2031	28		33

Pool # 613000, 7.00%, 11/1/2031	24		25

Pool # 610591, 7.00%, 1/1/2032	34		36

Pool # 788150, 6.00%, 3/1/2032	19		21

Pool # 649734, 7.00%, 6/1/2032	28		30

Pool # 668825, 7.00%, 8/1/2032	8		8

Pool # 682078, 5.50%, 11/1/2032	202		233

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 668562, 6.00%, 12/1/2032	28	32

Pool # 675555, 6.00%, 12/1/2032	13	15

Pool # AL0045, 6.00%, 12/1/2032	183	217

Pool # 357363, 5.50%, 3/1/2033	278	321

Pool # 674349, 6.00%, 3/1/2033	15	17

Pool # 688625, 6.00%, 3/1/2033	26	30

Pool # 688655, 6.00%, 3/1/2033	11	12

Pool # 695584, 6.00%, 3/1/2033	6	7

Pool # 702901, 6.00%, 5/1/2033	173	205

Pool # 695403, 5.00%, 6/1/2033	112	127

Pool # 995656, 7.00%, 6/1/2033	141	165

Pool # 723852, 5.00%, 7/1/2033	42	48

Pool # 729296, 5.00%, 7/1/2033	128	145

Pool # 726912, 4.00%, 8/1/2033	5	6

Pool # 753696, 4.00%, 8/1/2033	23	24

Pool # 729379, 6.00%, 8/1/2033	20	22

Pool # 726914, 6.50%, 8/1/2033	8	9

Pool # 737825, 6.00%, 9/1/2033	35	40

Pool # AA7943, 4.00%, 10/1/2033	346	385

Pool # 750977, 4.50%, 11/1/2033	28	31

Pool # 725017, 5.50%, 12/1/2033	266	309

Pool # 759424, 5.50%, 1/1/2034	70	82

Pool # 751182, 5.50%, 3/1/2034	51	59

Pool # 751341, 5.50%, 3/1/2034	18	20

Pool # 767378, 5.50%, 3/1/2034	24	27

Pool # 776565, 4.00%, 4/1/2034	234	258

Pool # AC1317, 4.50%, 9/1/2034	255	280

Pool # 820347, 5.00%, 9/1/2035	42	48

Pool # 745281, 6.00%, 1/1/2036	35	42

Pool # 888417, 6.50%, 1/1/2036	73	83

Pool # 833629, 7.00%, 3/1/2036	28	31

Pool # 893268, 6.50%, 8/1/2036	66	74

Pool # 833657, 7.50%, 8/1/2036	16	19

Pool # AA0922, 6.00%, 9/1/2036	209	246

Pool # 878225, 6.50%, 10/1/2036	70	79

Pool # 985683, 8.00%, 10/1/2036	89	105

Pool # 888476, 7.50%, 5/1/2037	52	65

Pool # 945870, 6.50%, 8/1/2037	56	64

Pool # 946338, 7.00%, 9/1/2037	41	48

Pool # 888707, 7.50%, 10/1/2037	103	124

Pool # 889883, 6.50%, 3/1/2038	82	95

Pool # AC9081, 6.50%, 9/1/2038	152	182

Pool # 909236, 7.00%, 9/1/2038	293	365

Pool # 934591, 7.00%, 10/1/2038	56	69

Pool # AB2869, 6.00%, 11/1/2038	228	264

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 995504, 7.50%, 11/1/2038	25	31

Pool # 257510, 7.00%, 12/1/2038	140	169

Pool # AD0753, 7.00%, 1/1/2039	245	299

Pool # 890661, 7.00%, 2/1/2039	1,181	1,382

Pool # AD0780, 7.50%, 4/1/2039	487	608

Pool # AD6377, 5.50%, 5/1/2040	115	132

Pool # AD4951, 5.00%, 7/1/2040	1,600	1,808

Pool # BM5364, 4.00%, 4/1/2042	2,121	2,344

Pool # AL6839, 5.00%, 4/1/2042	1,049	1,189

Pool # AR8128, 3.50%, 3/1/2043	1,342	1,461

Pool # AL8256, 3.00%, 8/1/2043	3,177	3,448

Pool # AZ8089, 4.00%, 7/1/2045	700	766

Pool # BA2343, 4.00%, 9/1/2045	2,380	2,610

Pool # BC9441, 3.50%, 4/1/2046	486	526

Pool # BC6982, 4.00%, 4/1/2046	2,005	2,188

Pool # BD0299, 3.50%, 5/1/2046	442	476

Pool # BC1249, 3.50%, 6/1/2046	250	265

Pool # BD1243, 3.50%, 6/1/2046	484	519

Pool # BD3066, 3.50%, 7/1/2046	1,061	1,135

Pool # BD3088, 3.50%, 7/1/2046	541	584

Pool # BD5248, 3.50%, 8/1/2046	1,756	1,882

Pool # BD7764, 3.50%, 9/1/2046	1,508	1,620

Pool # BE5870, 3.50%, 1/1/2047	3,893	4,215

Pool # BH4665, 4.00%, 6/1/2047	4,543	4,963

Pool # BH7626, 4.00%, 8/1/2047	1,693	1,829

Pool # BM3500, 4.00%, 9/1/2047	2,588	2,859

Pool # BH7663, 4.00%, 10/1/2047	3,305	3,601

Pool # BJ1778, 4.50%, 10/1/2047	949	1,034

Pool # BM3044, 4.00%, 11/1/2047	2,801	3,070

Pool # BE8351, 4.00%, 2/1/2048	1,223	1,315

Pool # BM3455, 4.50%, 2/1/2048	2,334	2,587

Pool # BK7006, 4.50%, 6/1/2048	1,141	1,249

Pool # BD9084, 4.50%, 7/1/2048	1,332	1,485

Pool # BK9303, 4.00%, 8/1/2048	5,316	5,810

Pool # CA4662, 3.50%, 9/1/2048	3,119	3,402

Pool # 890863, 5.00%, 9/1/2048	2,903	3,303

Pool # BN1829, 4.50%, 10/1/2048	1,279	1,393

Pool # BN4960, 5.00%, 12/1/2048	814	895

Pool # BM5430, 5.00%, 1/1/2049	3,520	3,939

Pool # BN5013, 5.00%, 1/1/2049	3,160	3,510

Pool # BN6788, 4.50%, 2/1/2049	726	786

Pool # BK0317, 4.00%, 3/1/2049	2,265	2,442

Pool # BO0719, 5.00%, 6/1/2049	1,830	2,054

Pool # BO0721, 5.00%, 6/1/2049	2,534	2,838

Pool # BO0722, 5.00%, 6/1/2049	1,632	1,844

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BO4276, 3.50%, 7/1/2049	3,341	3,607

Pool # BO4277, 3.50%, 7/1/2049	6,115	6,590

Pool # BO4280, 4.00%, 7/1/2049	5,199	5,665

Pool # BN8529, 4.50%, 7/1/2049	750	825

Pool # BO3436, 4.50%, 7/1/2049	3,714	4,159

Pool # BO0718, 5.00%, 7/1/2049	2,205	2,488

Pool # BO0720, 5.00%, 7/1/2049	1,981	2,205

Pool # BO2496, 5.00%, 7/1/2049	3,144	3,555

Pool # BO2497, 5.00%, 7/1/2049	3,082	3,468

Pool # BO2498, 5.00%, 7/1/2049	3,490	3,939

Pool # BO2499, 5.00%, 7/1/2049	1,158	1,315

Pool # BO3408, 5.00%, 7/1/2049	979	1,073

Pool # BO3749, 4.00%, 8/1/2049	2,525	2,780

Pool # BO3999, 4.00%, 8/1/2049	1,943	2,084

Pool # BO1036, 4.50%, 8/1/2049	289	313

Pool # BO2495, 5.00%, 8/1/2049	3,325	3,771

Pool # BK8769, 3.50%, 10/1/2049	3,012	3,187

Pool # CA4363, 4.00%, 10/1/2049	2,694	2,896

Pool # BO2888, 4.00%, 11/1/2049	1,988	2,147

Pool # BO4387, 4.00%, 11/1/2049	2,196	2,371

Pool # BP1125, 4.00%, 12/1/2049	360	385

Pool # FM2526, 4.00%, 12/1/2049	4,405	4,828

Pool # BP1128, 4.00%, 1/1/2050	1,040	1,125

Pool # BP1132, 4.00%, 1/1/2050	1,197	1,321

Pool # BP1141, 4.00%, 1/1/2050	667	717

Pool # BP1847, 4.50%, 1/1/2050	1,834	2,067

Pool # BP6363, 3.00%, 4/1/2050	6,652	6,988

Pool # BP5296, 3.50%, 4/1/2050	4,012	4,323

Pool # BP5302, 4.00%, 4/1/2050	3,337	3,571

Pool # BP7684, 2.50%, 5/1/2050	4,563	4,743

Pool # BP7685, 2.50%, 5/1/2050	4,974	5,196

Pool # BP8335, 2.50%, 5/1/2050	6,675	7,057

Pool # BP8337, 3.00%, 5/1/2050	4,773	5,132

Pool # CA5729, 3.00%, 5/1/2050	10,124	10,590

Pool # BO4404, 2.50%, 6/1/2050	5,176	5,400

Pool # BP4091, 2.50%, 6/1/2050	6,834	7,119

Pool # BP8336, 2.50%, 6/1/2050	9,181	9,545

Pool # BP8338, 3.00%, 6/1/2050	5,736	6,167

Pool # BK2693, 3.50%, 6/1/2050	1,411	1,494

Pool # BP9337, 3.50%, 6/1/2050	4,204	4,624

Pool # BP9950, 3.50%, 6/1/2050	4,212	4,459

Pool # CA6430, 3.50%, 7/1/2050	7,436	7,997

Pool # BO4410, 3.00%, 8/1/2050	6,145	6,560

Pool # BQ1646, 3.00%, 8/1/2050	4,904	5,266

Pool # BQ4113, 3.00%, 9/1/2050	2,799	2,932

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	279

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BQ5586, 3.00%, 10/1/2050	4,073	4,268

Pool # BR0870, 3.50%, 2/1/2051	1,473	1,560

FNMA, 30 Year

Pool # 535183, 8.00%, 6/1/2028	4	4

Pool # 252155, 7.00%, 10/1/2028	20	22

Pool # 252334, 6.50%, 2/1/2029	65	73

Pool # 252409, 6.50%, 3/1/2029	68	75

Pool # 253275, 8.50%, 3/1/2030	1	1

Pool # 535442, 8.50%, 6/1/2030	1	1

Pool # 653815, 7.00%, 2/1/2033	17	17

Pool # 752786, 6.00%, 9/1/2033	29	31

Pool # 954255, 6.50%, 8/1/2037	546	622

Pool # 931717, 6.50%, 8/1/2039	253	288

Pool # CA3030, 4.50%, 1/1/2049	7,610	8,322

Pool # CA4047, 4.00%, 8/1/2049	7,892	8,383

Pool # CA4520, 3.50%, 11/1/2049	6,067	6,494

Pool # CB1538, 2.50%, 9/1/2051 (c)	16,980	17,757

FNMA, Other

Pool # 469873, 3.03%, 12/1/2021	6,642	6,641

Pool # 470302, 3.13%, 1/1/2022	1,623	1,623

Pool # 470350, 3.24%, 1/1/2022	4,315	4,315

Pool # 470546, 2.99%, 2/1/2022	1,914	1,914

Pool # 470622, 2.75%, 3/1/2022	741	747

Pool # 471151, 3.02%, 5/1/2022	4,171	4,198

Pool # 471313, 3.08%, 5/1/2022	2,054	2,068

Pool # 471674, 2.79%, 6/1/2022	1,790	1,804

Pool # 471735, 2.79%, 6/1/2022	2,188	2,206

Pool # 471947, 2.75%, 7/1/2022	1,532	1,547

Pool # 471828, 2.65%, 8/1/2022	8,320	8,413

Pool # 471901, 2.90%, 9/1/2022	2,625	2,663

Pool # AM0585, 2.38%, 11/1/2022	1,666	1,690

Pool # AM1619, 2.34%, 12/1/2022	3,745	3,804

Pool # AM2111, 2.34%, 1/1/2023	3,088	3,142

Pool # AM2859, 2.65%, 3/1/2023	2,000	2,058

Pool # AM3069, 2.64%, 4/1/2023	1,720	1,763

Pool # AM3563, 2.51%, 6/1/2023	831	854

Pool # AM3990, 3.74%, 7/1/2023	926	968

Pool # AM4066, 3.59%, 8/1/2023	3,000	3,138

Pool # AM4044, 3.49%, 9/1/2023	5,897	6,170

Pool # AM4716, 3.38%, 12/1/2023	1,408	1,480

Pool # AM7024, 2.90%, 12/1/2024	1,000	1,069

Pool # AM7589, 2.95%, 12/1/2024	1,872	2,000

Pool # AM7290, 2.97%, 12/1/2024	1,131	1,210

Pool # AM7576, 3.04%, 12/1/2024	1,945	2,084

Pool # AM7124, 3.11%, 12/1/2024	3,886	4,174

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AM7682, 2.84%, 1/1/2025	1,621	1,729

Pool # AM7571, 2.89%, 1/1/2025	1,510	1,615

Pool # AN0029, 3.10%, 9/1/2025	2,288	2,482

Pool # AN0287, 2.95%, 11/1/2025	4,500	4,864

Pool # AM4660, 3.77%, 12/1/2025	4,786	5,314

Pool # AM6381, 3.29%, 8/1/2026	4,914	5,399

Pool # 468574, 4.55%, 8/1/2026	2,445	2,724

Pool # 468573, 4.76%, 8/1/2026	2,503	2,849

Pool # AM6808, 3.24%, 10/1/2026	1,924	2,119

Pool # AM7321, 3.12%, 11/1/2026	936	1,027

Pool # 469615, 4.08%, 11/1/2026	9,525	10,708

Pool # AM7118, 3.14%, 12/1/2026	1,744	1,917

Pool # AN4571, 3.07%, 2/1/2027	1,698	1,862

Pool # AN4363, 3.25%, 2/1/2027	4,129	4,561

Pool # AN4917, 3.13%, 3/1/2027	4,100	4,535

Pool # BL1958, 3.42%, 4/1/2027	3,233	3,602

Pool # 470893, 3.46%, 4/1/2027	2,063	2,285

Pool # AM8745, 2.81%, 5/1/2027	1,627	1,766

Pool # AM8595, 2.83%, 5/1/2027	4,000	4,355

Pool # AM8987, 2.79%, 6/1/2027	884	959

Pool # AM9169, 3.08%, 6/1/2027	2,280	2,510

Pool # AN6318, 3.18%, 8/1/2027	3,000	3,244

Pool # 109421, 3.75%, 9/1/2028	1,926	2,210

Pool # AN9248, 3.81%, 9/1/2028	5,250	5,499

Pool # BL0920, 3.82%, 9/1/2028	2,446	2,820

Pool # AN3828, 2.67%, 12/1/2028	3,557	3,865

Pool # BL0819, 3.95%, 12/1/2028	5,075	5,937

Pool # AN4154, 3.17%, 1/1/2029	6,060	6,789

Pool # AN4349, 3.35%, 1/1/2029	2,970	3,365

Pool # AN5989, 3.21%, 7/1/2029	2,949	3,287

Pool # AN8154, 3.17%, 2/1/2030	6,326	7,108

Pool # AM7516, 3.55%, 2/1/2030	2,000	2,271

Pool # AN6878, 3.11%, 4/1/2030	902	1,007

Pool # AN0099, 3.28%, 11/1/2030	6,895	7,804

Pool # 467096, 4.97%, 2/1/2031	2,779	3,204

Pool # AN1676, 2.99%, 5/1/2031	3,835	4,248

Pool # AI2479, 5.00%, 5/1/2031	128	141

Pool # AN6123, 3.06%, 8/1/2032	800	884

Pool # AN6651, 2.94%, 10/1/2032	651	715

Pool # AD8548, 5.50%, 1/1/2033	159	174

Pool # AR7484, 3.50%, 2/1/2033	1,067	1,151

Pool # AT7117, 3.50%, 6/1/2033	1,380	1,488

Pool # 754922, 5.50%, 9/1/2033	53	60

Pool # 762520, 4.00%, 11/1/2033	198	209

Pool # BL1425, 4.06%, 1/1/2034	2,843	3,393

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AM9188, 3.12%, 6/1/2035	2,000		2,273

Pool # 847108, 6.50%, 10/1/2035	72		81

Pool # 881628, 5.00%, 1/1/2036	22		24

Pool # 256128, 6.00%, 2/1/2036	13		14

Pool # 868763, 6.50%, 4/1/2036	7		7

Pool # 872740, 6.50%, 6/1/2036	37		39

Pool # 907742, 7.00%, 12/1/2036	35		39

Pool # 256651, 6.00%, 3/1/2037	23		25

Pool # 888408, 6.00%, 3/1/2037	48		52

Pool # 888373, 7.00%, 3/1/2037	48		53

Pool # 888796, 6.00%, 9/1/2037	125		140

Pool # 888698, 7.00%, 10/1/2037	129		152

Pool # 257172, 5.50%, 4/1/2038	23		26

Pool # AD0810, 6.00%, 11/1/2039	—	(b)	—	(b)

Pool # AB1830, 3.50%, 11/1/2040	331		353

Pool # AL2606, 4.00%, 3/1/2042	215		226

Pool # AO6757, 4.00%, 6/1/2042	1,500		1,649

Pool # AO7225, 4.00%, 7/1/2042	917		1,001

Pool # AO9352, 4.00%, 7/1/2042	597		651

Pool # AO9353, 4.00%, 7/1/2042	630		693

Pool # AP0838, 4.00%, 7/1/2042	4,599		5,017

Pool # MA1125, 4.00%, 7/1/2042	370		404

Pool # MA1177, 3.50%, 9/1/2042	493		533

Pool # MA1178, 4.00%, 9/1/2042	1,066		1,163

Pool # MA1213, 3.50%, 10/1/2042	2,365		2,555

Pool # AR1397, 3.00%, 1/1/2043	1,062		1,136

Pool # AB8517, 3.00%, 2/1/2043	553		589

Pool # MA1373, 3.50%, 3/1/2043	2,559		2,775

Pool # MA1437, 3.50%, 5/1/2043	779		844

Pool # MA1442, 4.00%, 5/1/2043	2,043		2,234

Pool # MA1463, 3.50%, 6/1/2043	1,286		1,394

Pool # MA1552, 3.00%, 8/1/2043	819		876

Pool # MA1582, 3.50%, 9/1/2043	173		188

Pool # MA2434, 3.50%, 9/1/2045	914		990

Pool # MA2493, 3.50%, 12/1/2045	198		214

Pool # BC1157, 3.50%, 1/1/2046	657		708

Pool # MA2545, 3.50%, 2/1/2046	396		428

Pool # BC4832, 3.50%, 3/1/2046	134		142

Pool # AS6970, 3.50%, 4/1/2046	2,401		2,588

Pool # BC8400, 3.50%, 5/1/2046	583		626

Pool # AS7424, 3.50%, 6/1/2046	1,491		1,617

Pool # MA2658, 3.50%, 6/1/2046	4,645		5,037

Pool # BF0491, 3.50%, 12/1/2054	20,634		22,530

Pool # BF0141, 5.50%, 9/1/2056 (c)	10,913		12,947

Pool # BF0230, 5.50%, 1/1/2058	9,308		11,131

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # BF0271, 5.50%, 5/1/2058	5,591		6,645

Pool # BF0340, 5.00%, 1/1/2059	10,849		12,623

Pool # BF0464, 3.50%, 3/1/2060	7,455		8,116

Pool # BF0507, 3.00%, 9/1/2060	4,134		4,403

FNMA/FHLMC UMBS, Single Family, 15 Year

TBA, 2.00%, 10/25/2036 (c)	102,770		106,181

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.50%, 10/25/2051 (c)	366,630		380,065

GNMA I, 30 Year

Pool # 608665, 6.50%, 8/15/2022	18		18

Pool # 554105, 6.50%, 3/15/2023	4		4

Pool # 345288, 7.50%, 3/15/2023	1		1

Pool # 623185, 7.00%, 8/15/2023	5		5

Pool # 628407, 6.50%, 11/15/2023	10		10

Pool # 782507, 9.50%, 10/15/2024	—	(b)	—	(b)

Pool # 441957, 6.38%, 8/15/2026	16		18

Pool # 780653, 6.50%, 10/15/2027	222		248

Pool # 450038, 7.50%, 7/15/2028	5		5

Pool # 486537, 7.50%, 9/15/2028	3		4

Pool # 486631, 6.50%, 10/15/2028	1		1

Pool # 556255, 6.50%, 10/15/2031	32		36

Pool # 569568, 6.50%, 1/15/2032	142		166

Pool # 611453, 7.00%, 4/15/2032	10		10

Pool # 569423, 7.00%, 5/15/2032	43		48

Pool # 591882, 6.50%, 7/15/2032	18		20

Pool # 552665, 7.00%, 7/15/2032	28		30

Pool # 782032, 7.00%, 10/15/2032	91		106

Pool # 591420, 7.50%, 1/15/2033	18		18

Pool # 607645, 6.50%, 2/15/2033	16		18

Pool # 604168, 6.50%, 4/15/2033	13		14

Pool # 615786, 7.00%, 5/15/2033	18		19

Pool # 781614, 7.00%, 6/15/2033	37		45

Pool # 638733, 7.00%, 3/15/2037	155		170

Pool # 759537, 3.49%, 1/15/2041	1,509		1,651

Pool # 759561, 3.49%, 1/15/2041	940		1,028

Pool # 759374, 3.49%, 2/15/2041	1,486		1,624

Pool # 762703, 3.49%, 2/15/2041	643		702

Pool # 762954, 2.99%, 3/15/2041	214		235

Pool # 763239, 2.99%, 3/15/2041	229		251

Pool # 763025, 3.13%, 3/15/2041	212		232

Pool # 762751, 3.49%, 3/15/2041	1,341		1,467

Pool # 762953, 3.49%, 3/15/2041	883		966

Pool # 762973, 3.49%, 3/15/2041	219		239

Pool # 763140, 3.13%, 4/15/2041	124		136

Pool # 763021, 3.49%, 4/15/2041	304		332

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	281

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 763180, 3.49%, 4/15/2041	67	73

Pool # 380437, 3.13%, 5/15/2041	128	140

Pool # 770881, 3.13%, 5/15/2041	123	135

Pool # 763366, 3.49%, 5/15/2041	60	65

Pool # 770909, 2.99%, 6/15/2041	292	319

Pool # 380436, 3.38%, 6/15/2041	330	361

Pool # 770754, 3.38%, 6/15/2041	382	418

Pool # 770879, 3.38%, 6/15/2041	177	194

Pool # AT7652, 4.00%, 8/15/2046	1,448	1,595

Pool # 784450, 4.00%, 2/15/2048	6,522	7,011

Pool # BI6468, 5.00%, 12/15/2048	3,866	4,469

Pool # BM1750, 5.00%, 4/15/2049	2,556	2,939

Pool # BM4206, 5.00%, 4/15/2049	1,653	1,893

Pool # BM4207, 5.00%, 4/15/2049	1,013	1,160

Pool # BM4208, 5.00%, 4/15/2049	4,182	4,790

Pool # BM1957, 5.00%, 5/15/2049	3,533	4,085

Pool # BN4051, 5.00%, 6/15/2049	3,481	3,987

Pool # BN4052, 5.00%, 6/15/2049	5,379	6,160

Pool # BN4053, 5.00%, 6/15/2049	6,099	6,972

Pool # BM9691, 4.50%, 7/15/2049	5,896	6,575

Pool # BM2141, 5.00%, 7/15/2049	2,631	3,012

Pool # BM2163, 5.00%, 7/15/2049	4,695	5,384

Pool # BM2281, 5.00%, 7/15/2049	3,832	4,416

Pool # BM2305, 5.00%, 8/15/2049	2,048	2,343

Pool # BV2390, 3.50%, 7/15/2050	2,160	2,347

Pool # BW7021, 3.50%, 8/15/2050	4,217	4,583

Pool # BW7044, 3.50%, 9/15/2050	4,104	4,459

Pool # BW7064, 3.50%, 10/15/2050	1,857	2,019

Pool # BY7857, 3.50%, 11/15/2050	1,829	1,988

Pool # BY7874, 3.50%, 12/15/2050	1,281	1,393

Pool # CA3251, 3.50%, 12/15/2050	1,194	1,298

Pool # BY7887, 3.50%, 1/15/2051	3,037	3,300

Pool # CA3320, 3.50%, 1/15/2051	1,618	1,759

Pool # CA3304, 3.50%, 2/15/2051	1,177	1,280

Pool # CE2513, 3.50%, 5/15/2051	1,191	1,252

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	1	2

Pool # 2006, 8.50%, 5/20/2025	1	1

Pool # 2234, 8.00%, 6/20/2026	1	1

Pool # 2270, 8.00%, 8/20/2026	1	1

Pool # 2324, 8.00%, 11/20/2026	1	1

Pool # 2499, 8.00%, 10/20/2027	3	3

Pool # 2549, 7.50%, 2/20/2028	1	1

Pool # 2646, 7.50%, 9/20/2028	2	3

Pool # 737076, 6.50%, 10/20/2033	171	190

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 616732, 6.50%, 9/20/2034	114	121

Pool # 748766, 6.50%, 1/20/2039	41	43

Pool # 752496, 6.50%, 1/20/2039	125	147

Pool # 783389, 6.00%, 8/20/2039	598	683

Pool # 783444, 5.50%, 9/20/2039	126	144

Pool # 742853, 3.88%, 4/20/2040	1,714	1,885

Pool # 742810, 3.88%, 6/20/2040	1,580	1,729

Pool # 742801, 3.88%, 8/20/2040	649	712

Pool # 742876, 3.25%, 11/20/2040	1,407	1,517

Pool # 742878, 3.88%, 11/20/2040	5,121	5,633

Pool # BZ8504, 2.50%, 12/20/2040	1,022	1,061

Pool # 742883, 3.25%, 2/20/2041	2,398	2,610

Pool # 742885, 3.75%, 2/20/2041	262	279

Pool # 742884, 3.88%, 2/20/2041	2,821	3,078

Pool # 751810, 3.50%, 3/20/2041	910	996

Pool # BZ1781, 4.50%, 5/20/2041	1,306	1,421

Pool # BZ1778, 4.00%, 10/20/2041	1,086	1,169

Pool # BZ1774, 3.50%, 12/20/2041	1,898	2,037

Pool # BZ1664, 4.00%, 12/20/2042	1,388	1,498

Pool # BZ1780, 4.50%, 10/20/2043	1,856	2,023

Pool # AE8053, 4.00%, 12/20/2043	1,188	1,275

Pool # BZ1770, 3.00%, 6/20/2044	2,780	2,947

Pool # BZ1661, 3.50%, 8/20/2044	1,407	1,498

Pool # BZ1773, 3.50%, 9/20/2044	2,914	3,128

Pool # AJ9020, 4.50%, 10/20/2044	142	150

Pool # 783967, 4.25%, 12/20/2044	1,683	1,826

Pool # BZ1777, 4.00%, 3/20/2045	1,272	1,376

Pool # BY6444, 2.50%, 11/20/2045	869	904

Pool # BZ8502, 2.50%, 12/20/2045	1,744	1,828

Pool # BZ8503, 2.50%, 12/20/2045	1,244	1,300

Pool # AK8803, 4.00%, 3/20/2046	1,299	1,458

Pool # BZ1663, 4.00%, 7/20/2046	1,978	2,134

Pool # AS8110, 3.75%, 8/20/2046	2,422	2,691

Pool # AY2378, 3.25%, 2/20/2047	340	370

Pool # AY2381, 4.25%, 7/20/2047	1,283	1,439

Pool # BZ1769, 3.00%, 8/20/2047	2,234	2,384

Pool # BZ1654, 3.00%, 9/20/2047	1,002	1,063

Pool # AY2388, 4.25%, 9/20/2047	3,498	3,925

Pool # BD3185, 4.00%, 10/20/2047	12,039	12,955

Pool # BZ1660, 3.50%, 11/20/2047	2,627	2,815

Pool # BZ1772, 3.50%, 11/20/2047	5,155	5,521

Pool # BZ1776, 4.00%, 11/20/2047	2,556	2,749

Pool # AY2392, 4.25%, 11/20/2047	3,784	4,245

Pool # BE4662, 4.00%, 12/20/2047	18,988	20,681

Pool # BB8795, 4.00%, 1/20/2048	4,265	4,677

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AY2395, 4.25%, 1/20/2048	3,039	3,410

Pool # AY2404, 4.25%, 5/20/2048	4,570	5,128

Pool # BG6360, 5.00%, 5/20/2048	3,684	4,096

Pool # BF2645, 5.50%, 5/20/2048	791	901

Pool # AY2405, 4.25%, 6/20/2048	5,735	6,436

Pool # BD0531, 5.00%, 6/20/2048	1,380	1,505

Pool # BD0532, 5.00%, 6/20/2048	1,206	1,303

Pool # BF2971, 5.00%, 6/20/2048	1,671	1,839

Pool # AY2407, 4.25%, 7/20/2048	2,058	2,309

Pool # AY2408, 4.50%, 7/20/2048	1,380	1,539

Pool # BG7397, 4.50%, 7/20/2048	1,190	1,288

Pool # BF3017, 5.00%, 7/20/2048	1,142	1,250

Pool # AY2409, 4.25%, 8/20/2048	1,668	1,872

Pool # AY2410, 4.50%, 8/20/2048	1,127	1,257

Pool # BD0550, 5.00%, 8/20/2048	2,382	2,590

Pool # BG7389, 5.00%, 8/20/2048	1,572	1,734

Pool # BG7391, 5.00%, 8/20/2048	1,536	1,677

Pool # AY2412, 4.50%, 9/20/2048	5,416	6,041

Pool # 784626, 4.50%, 10/20/2048	1,249	1,344

Pool # BI4488, 4.50%, 11/20/2048	1,172	1,266

Pool # BK2584, 5.00%, 11/20/2048	351	378

Pool # BK2585, 5.00%, 11/20/2048	921	1,008

Pool # BK2586, 5.00%, 11/20/2048	776	847

Pool # BI6431, 4.50%, 12/20/2048	2,265	2,513

Pool # BI6669, 4.50%, 12/20/2048	2,341	2,569

Pool # BH3133, 5.00%, 12/20/2048	3,556	3,972

Pool # BJ7083, 5.00%, 12/20/2048	485	523

Pool # BJ7084, 5.00%, 12/20/2048	1,866	2,039

Pool # BK7169, 5.00%, 12/20/2048	2,259	2,461

Pool # BJ1334, 5.00%, 1/20/2049	3,384	3,769

Pool # BJ9637, 5.00%, 1/20/2049	1,019	1,137

Pool # BJ9641, 5.00%, 1/20/2049	1,835	2,048

Pool # BJ9642, 5.00%, 1/20/2049	1,353	1,513

Pool # BJ9824, 4.50%, 2/20/2049	2,294	2,558

Pool # BJ9825, 4.50%, 2/20/2049	1,346	1,501

Pool # BK7188, 4.50%, 2/20/2049	2,573	2,787

Pool # BJ9630, 5.00%, 2/20/2049	889	974

Pool # BJ9633, 5.00%, 2/20/2049	1,076	1,176

Pool # BK7189, 5.00%, 2/20/2049	2,579	2,820

Pool # BK7198, 4.50%, 3/20/2049	1,898	2,037

Pool # BL6765, 5.50%, 5/20/2049	5,115	5,773

Pool # BN0907, 4.50%, 6/20/2049	992	1,089

Pool # BN1498, 5.00%, 6/20/2049	2,328	2,542

Pool # BN1499, 5.00%, 6/20/2049	5,347	5,872

Pool # BN1500, 5.50%, 6/20/2049	1,476	1,698

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BN2627, 4.00%, 7/20/2049	2,833	3,101

Pool # BN2628, 4.00%, 7/20/2049	3,423	3,718

Pool # BO0521, 4.00%, 7/20/2049	748	804

Pool # BM9692, 4.50%, 7/20/2049	1,637	1,758

Pool # BN0879, 5.00%, 7/20/2049	337	369

Pool # BO3160, 5.00%, 7/20/2049	928	1,040

Pool # BP4237, 5.00%, 7/20/2049	1,040	1,154

Pool # BP4238, 5.00%, 7/20/2049	944	1,056

Pool # BP4240, 5.00%, 7/20/2049	833	928

Pool # BP4241, 5.00%, 7/20/2049	1,495	1,664

Pool # BP4242, 5.00%, 7/20/2049	971	1,088

Pool # BL9354, 4.00%, 8/20/2049	2,368	2,606

Pool # BM2327, 4.00%, 8/20/2049	575	604

Pool # BM2418, 4.00%, 8/20/2049	2,939	3,187

Pool # BN0884, 4.00%, 8/20/2049	509	544

Pool # BN0889, 4.50%, 8/20/2049	582	635

Pool # BN7048, 4.50%, 8/20/2049	4,062	4,449

Pool # BN7049, 4.50%, 8/20/2049	5,606	6,208

Pool # BN0890, 5.00%, 8/20/2049	644	728

Pool # BN0891, 5.00%, 8/20/2049	371	408

Pool # BN0892, 5.00%, 8/20/2049	299	324

Pool # BN0893, 5.00%, 8/20/2049	585	645

Pool # BO3257, 5.00%, 8/20/2049	1,105	1,238

Pool # BP4290, 5.00%, 8/20/2049	917	1,001

Pool # BP4291, 5.00%, 8/20/2049	1,281	1,403

Pool # BP4292, 5.00%, 8/20/2049	2,557	2,804

Pool # BP4293, 5.00%, 8/20/2049	1,857	2,030

Pool # BP4294, 5.00%, 8/20/2049	1,913	2,104

Pool # BN0896, 4.00%, 9/20/2049	1,689	1,820

Pool # BI0930, 4.50%, 9/20/2049	2,201	2,437

Pool # BM9714, 4.50%, 9/20/2049	2,137	2,342

Pool # 784810, 5.00%, 9/20/2049	5,507	6,193

Pool # AC2995, 5.00%, 9/20/2049	3,646	4,043

Pool # BP2853, 5.00%, 9/20/2049	3,668	4,066

Pool # BP8644, 5.00%, 9/20/2049	1,524	1,723

Pool # BP8645, 5.00%, 9/20/2049	1,181	1,333

Pool # BQ3138, 4.00%, 10/20/2049	1,113	1,209

Pool # AC2994, 4.50%, 10/20/2049	1,063	1,164

Pool # BQ9513, 3.50%, 11/20/2049	2,595	2,767

Pool # BQ3791, 4.00%, 11/20/2049	3,203	3,487

Pool # BR2638, 4.00%, 11/20/2049	504	552

Pool # 784847, 4.50%, 11/20/2049	5,435	5,932

Pool # BP2896, 4.50%, 11/20/2049	2,682	3,014

Pool # BP7772, 4.50%, 11/20/2049	362	396

Pool # BP8665, 4.50%, 11/20/2049	539	584

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	283

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BP8666, 4.50%, 11/20/2049	2,026	2,222

Pool # BP8667, 5.00%, 11/20/2049	783	879

Pool # BP8668, 5.00%, 11/20/2049	381	414

Pool # BR1542, 5.00%, 11/20/2049	1,846	2,038

Pool # BP8669, 5.50%, 11/20/2049	941	1,091

Pool # BP7668, 3.50%, 12/20/2049	8,282	8,873

Pool # BP7795, 3.50%, 12/20/2049	2,604	2,784

Pool # BP8670, 3.50%, 12/20/2049	938	1,019

Pool # BL9372, 4.00%, 12/20/2049	1,482	1,649

Pool # BP5516, 4.00%, 12/20/2049	2,024	2,232

Pool # BP8672, 4.00%, 12/20/2049	1,032	1,136

Pool # BP8673, 4.00%, 12/20/2049	1,078	1,176

Pool # BP8674, 4.00%, 12/20/2049	1,470	1,592

Pool # BQ3790, 4.00%, 12/20/2049	7,343	8,098

Pool # BJ9866, 4.50%, 12/20/2049	3,039	3,389

Pool # BL9374, 4.50%, 12/20/2049	371	408

Pool # BP8676, 4.50%, 12/20/2049	915	1,005

Pool # BP8677, 4.50%, 12/20/2049	1,946	2,134

Pool # BP8678, 5.00%, 12/20/2049	1,448	1,636

Pool # BP8679, 5.50%, 12/20/2049	1,035	1,200

Pool # BP8021, 3.50%, 1/20/2050	2,383	2,577

Pool # BP8681, 3.50%, 1/20/2050	1,539	1,628

Pool # BL9379, 4.00%, 1/20/2050	3,142	3,497

Pool # BP8682, 4.00%, 1/20/2050	1,576	1,735

Pool # BP8683, 4.00%, 1/20/2050	1,568	1,717

Pool # BT0281, 4.00%, 1/20/2050	5,331	5,860

Pool # BP8688, 4.50%, 1/20/2050	2,244	2,462

Pool # BR0539, 4.50%, 1/20/2050	4,889	5,495

Pool # BP8020, 3.50%, 2/20/2050	1,759	1,902

Pool # BP8022, 3.50%, 2/20/2050	1,826	1,974

Pool # BQ1338, 4.00%, 2/20/2050	6,101	6,718

Pool # BQ7054, 4.00%, 2/20/2050	2,665	2,993

Pool # BS8384, 5.00%, 2/20/2050	2,701	2,966

Pool # BS8400, 3.00%, 3/20/2050	6,125	6,405

Pool # BT0397, 3.00%, 3/20/2050	1,453	1,521

Pool # BQ4110, 3.50%, 3/20/2050	7,456	8,149

Pool # BS5879, 3.50%, 3/20/2050	1,147	1,256

Pool # BS8411, 3.50%, 3/20/2050	6,479	6,817

Pool # BT0399, 3.50%, 3/20/2050	2,254	2,380

Pool # BT3628, 3.50%, 3/20/2050	2,199	2,403

Pool # BT3629, 3.50%, 3/20/2050	781	852

Pool # BT8043, 3.50%, 3/20/2050	1,395	1,526

Pool # BT8044, 3.50%, 3/20/2050	3,585	3,898

Pool # BT8045, 3.50%, 3/20/2050	4,462	4,848

Pool # BT8046, 3.50%, 3/20/2050	6,381	6,887

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BT8047, 3.50%, 3/20/2050	4,317	4,701

Pool # BT8048, 3.50%, 3/20/2050	4,021	4,396

Pool # BS5873, 4.00%, 3/20/2050	1,167	1,282

Pool # BS5874, 4.00%, 3/20/2050	3,902	4,288

Pool # BQ7064, 3.50%, 4/20/2050	1,084	1,202

Pool # BT3736, 3.50%, 4/20/2050	3,257	3,508

Pool # BU3072, 5.00%, 4/20/2050	2,382	2,632

Pool # BQ4098, 3.00%, 5/20/2050	8,752	9,166

Pool # BR3899, 3.00%, 5/20/2050	1,037	1,085

Pool # BT4019, 3.00%, 5/20/2050	3,722	3,895

Pool # BQ7069, 3.25%, 5/20/2050	2,423	2,645

Pool # BQ7083, 3.25%, 5/20/2050	990	1,080

Pool # BS7609, 3.50%, 5/20/2050	4,790	5,065

Pool # BT3843, 3.50%, 5/20/2050	2,305	2,491

Pool # BQ7073, 4.00%, 5/20/2050	1,213	1,300

Pool # BV2935, 4.50%, 5/20/2050	1,795	1,987

Pool # BV6609, 4.50%, 5/20/2050	756	840

Pool # BV6631, 4.50%, 5/20/2050	1,828	2,031

Pool # BV6670, 4.50%, 5/20/2050	1,088	1,194

Pool # MA6661, 5.50%, 5/20/2050	133	147

Pool # BT4096, 3.00%, 6/20/2050	5,935	6,207

Pool # BU7682, 3.00%, 6/20/2050	5,583	5,895

Pool # BQ7084, 3.25%, 6/20/2050	2,771	3,025

Pool # BV8680, 3.50%, 6/20/2050	2,194	2,383

Pool # BV8683, 3.50%, 6/20/2050	927	999

Pool # BV8684, 3.50%, 6/20/2050	1,681	1,798

Pool # BV8685, 3.50%, 6/20/2050	2,607	2,757

Pool # BQ7086, 4.00%, 6/20/2050	3,258	3,660

Pool # BQ7092, 4.00%, 6/20/2050	3,800	4,118

Pool # BR3901, 4.00%, 6/20/2050	3,239	3,578

Pool # BT4070, 4.00%, 6/20/2050	1,097	1,205

Pool # BV8688, 4.00%, 6/20/2050	1,496	1,611

Pool # BQ7087, 4.25%, 6/20/2050	1,046	1,174

Pool # BV2372, 4.50%, 6/20/2050	2,347	2,598

Pool # BV6632, 4.50%, 6/20/2050	3,374	3,745

Pool # BQ7088, 5.00%, 6/20/2050	1,434	1,618

Pool # BV8696, 3.00%, 7/20/2050	3,373	3,528

Pool # BV8711, 3.00%, 7/20/2050	3,716	3,888

Pool # BV8727, 3.00%, 7/20/2050	2,173	2,284

Pool # BW0561, 3.00%, 7/20/2050	1,891	1,979

Pool # BQ7085, 3.25%, 7/20/2050	4,997	5,387

Pool # BV8699, 3.50%, 7/20/2050	1,925	2,091

Pool # BV8700, 3.50%, 7/20/2050	1,949	2,061

Pool # BV8716, 3.50%, 7/20/2050	2,327	2,461

Pool # BQ7097, 4.00%, 7/20/2050	4,068	4,531

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BU7564, 4.00%, 7/20/2050	3,598	3,988

Pool # BV8702, 4.00%, 7/20/2050	898	972

Pool # BW5975, 4.00%, 7/20/2050	2,628	2,798

Pool # BW5994, 4.00%, 7/20/2050	2,400	2,621

Pool # BV2395, 4.50%, 7/20/2050	3,122	3,528

Pool # BV8722, 2.50%, 8/20/2050	4,003	4,154

Pool # BV8726, 3.00%, 8/20/2050	860	915

Pool # BX4922, 3.00%, 8/20/2050	1,046	1,126

Pool # BX4923, 3.00%, 8/20/2050	3,010	3,149

Pool # BW1746, 3.25%, 8/20/2050	4,451	4,859

Pool # BR3911, 3.50%, 8/20/2050	4,898	5,389

Pool # BV2402, 3.50%, 8/20/2050	7,279	7,998

Pool # BX4927, 3.50%, 8/20/2050	1,411	1,509

Pool # BX4928, 3.50%, 8/20/2050	2,338	2,475

Pool # BX4939, 3.50%, 8/20/2050	3,174	3,420

Pool # BW1747, 4.00%, 8/20/2050	980	1,101

Pool # BW7383, 4.00%, 8/20/2050	5,291	5,871

Pool # BX6092, 4.00%, 8/20/2050	3,626	4,023

Pool # BX6093, 4.00%, 8/20/2050	9,206	10,136

Pool # BW0559, 4.50%, 8/20/2050	1,340	1,466

Pool # BW7033, 4.50%, 8/20/2050	1,093	1,229

Pool # BZ1653, 3.00%, 9/20/2050	1,057	1,134

Pool # BW1757, 3.25%, 9/20/2050	4,979	5,368

Pool # BR3917, 3.50%, 9/20/2050	9,822	10,805

Pool # BU7559, 3.50%, 9/20/2050	6,239	6,752

Pool # BW1718, 3.50%, 9/20/2050	6,045	6,618

Pool # BW1758, 3.50%, 9/20/2050	2,708	2,972

Pool # BX4956, 3.50%, 9/20/2050	2,279	2,480

Pool # BY3407, 3.50%, 9/20/2050	3,686	4,015

Pool # BY3408, 3.50%, 9/20/2050	1,878	2,044

Pool # BY3432, 3.50%, 9/20/2050	4,074	4,435

Pool # BR3918, 4.00%, 9/20/2050	1,260	1,402

Pool # BW1759, 4.00%, 9/20/2050	1,796	2,017

Pool # BX3717, 4.00%, 9/20/2050	1,031	1,116

Pool # BX3718, 4.00%, 9/20/2050	1,529	1,657

Pool # BW7043, 4.50%, 9/20/2050	1,535	1,727

Pool # BW1760, 4.75%, 9/20/2050	1,192	1,326

Pool # BX4971, 2.50%, 10/20/2050	1,482	1,554

Pool # BY6410, 2.50%, 10/20/2050	1,588	1,648

Pool # BW1771, 3.00%, 10/20/2050	1,514	1,648

Pool # BW1772, 3.25%, 10/20/2050	2,154	2,351

Pool # BU7550, 3.50%, 10/20/2050	8,443	9,136

Pool # BW1773, 3.50%, 10/20/2050	2,036	2,256

Pool # BW7062, 3.50%, 10/20/2050	24,404	26,823

Pool # BY6416, 3.50%, 10/20/2050	1,775	1,931

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BZ1658, 3.50%, 10/20/2050	1,353	1,469

Pool # BY6421, 4.00%, 10/20/2050	1,046	1,120

Pool # BZ1662, 4.00%, 10/20/2050	1,483	1,601

Pool # BW1774, 4.25%, 10/20/2050	1,223	1,372

Pool # BS8528, 2.50%, 11/20/2050	21,844	22,999

Pool # BY6440, 2.50%, 11/20/2050	2,843	2,981

Pool # BY6441, 2.50%, 11/20/2050	2,232	2,351

Pool # BY6443, 2.50%, 11/20/2050	2,157	2,250

Pool # BY6445, 2.50%, 11/20/2050	2,386	2,476

Pool # BY6447, 3.00%, 11/20/2050	4,553	4,890

Pool # BZ2574, 3.00%, 11/20/2050	1,050	1,142

Pool # BZ3559, 3.00%, 11/20/2050	1,008	1,074

Pool # BZ2575, 3.25%, 11/20/2050	3,396	3,707

Pool # BY6453, 3.50%, 11/20/2050	1,175	1,283

Pool # BY6454, 3.50%, 11/20/2050	2,031	2,211

Pool # BY6455, 3.50%, 11/20/2050	1,744	1,898

Pool # BY6456, 3.50%, 11/20/2050	1,005	1,078

Pool # BZ1771, 3.50%, 11/20/2050	3,130	3,353

Pool # BZ3527, 3.50%, 11/20/2050	6,521	7,099

Pool # BZ3560, 3.50%, 11/20/2050	1,493	1,628

Pool # BY5559, 4.00%, 11/20/2050	11,010	12,125

Pool # BY6457, 4.00%, 11/20/2050	1,024	1,124

Pool # BY6458, 4.00%, 11/20/2050	905	987

Pool # BZ2576, 4.00%, 11/20/2050	4,558	5,119

Pool # BY7851, 4.50%, 11/20/2050	1,761	1,982

Pool # BZ1779, 4.50%, 11/20/2050	1,309	1,424

Pool # BS8546, 2.50%, 12/20/2050	7,299	7,680

Pool # BZ8499, 2.50%, 12/20/2050	2,003	2,090

Pool # BZ8500, 2.50%, 12/20/2050	2,425	2,551

Pool # BZ8501, 2.50%, 12/20/2050	2,796	2,932

Pool # BZ8505, 2.50%, 12/20/2050	1,125	1,176

Pool # BZ8507, 2.50%, 12/20/2050	2,734	2,837

Pool # BZ2590, 3.25%, 12/20/2050	2,333	2,523

Pool # BZ2591, 3.50%, 12/20/2050	1,711	1,897

Pool # BZ2592, 3.50%, 12/20/2050	2,136	2,350

Pool # BZ8515, 3.50%, 12/20/2050	1,861	2,027

Pool # BZ8516, 3.50%, 12/20/2050	972	1,052

Pool # BZ1775, 4.00%, 12/20/2050	2,480	2,681

Pool # BZ6501, 4.00%, 12/20/2050	10,222	11,239

Pool # BZ8495, 4.00%, 12/20/2050	2,020	2,162

Pool # BY7873, 4.50%, 12/20/2050	1,440	1,621

Pool # CB4508, 5.00%, 12/20/2050	950	1,074

Pool # BZ8530, 2.50%, 1/20/2051	1,266	1,319

Pool # CB4502, 3.00%, 1/20/2051	1,697	1,819

Pool # CB4503, 3.00%, 1/20/2051	1,169	1,223

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	285

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BZ2606, 3.25%, 1/20/2051	2,147	2,344

Pool # 785294, 3.50%, 1/20/2051	14,442	15,904

Pool # BY7890, 3.50%, 1/20/2051	11,519	12,664

Pool # BZ8541, 3.50%, 1/20/2051	1,033	1,107

Pool # BZ8542, 3.50%, 1/20/2051	1,092	1,149

Pool # CB1505, 3.50%, 1/20/2051	13,795	15,020

Pool # CB4504, 3.50%, 1/20/2051	1,475	1,606

Pool # BZ2614, 4.00%, 1/20/2051	970	1,079

Pool # BZ8544, 4.00%, 1/20/2051	852	935

Pool # CB2357, 4.00%, 1/20/2051	1,757	1,905

Pool # CB4506, 4.00%, 1/20/2051	2,156	2,381

Pool # CB1543, 3.00%, 2/20/2051	6,590	7,015

Pool # CB3225, 3.25%, 2/20/2051	1,036	1,131

Pool # CA9001, 3.50%, 2/20/2051	8,525	9,368

Pool # CB3226, 3.50%, 2/20/2051	1,111	1,233

Pool # CB4521, 3.50%, 2/20/2051	1,933	2,100

Pool # CB4522, 3.50%, 2/20/2051	1,370	1,483

Pool # CB4524, 4.00%, 2/20/2051	1,153	1,256

Pool # CA8994, 4.50%, 2/20/2051	1,672	1,866

Pool # CB4433, 3.00%, 3/20/2051	5,080	5,315

Pool # CB3240, 3.25%, 3/20/2051	1,264	1,363

Pool # CB3242, 3.50%, 3/20/2051	2,205	2,389

Pool # CB4538, 3.50%, 3/20/2051	1,167	1,271

Pool # CB3253, 3.25%, 4/20/2051	1,127	1,230

Pool # CB3254, 3.50%, 4/20/2051	1,657	1,838

Pool # CB3255, 3.50%, 4/20/2051	1,776	1,970

Pool # CB3256, 3.50%, 4/20/2051	3,505	3,885

Pool # CC9816, 3.00%, 5/20/2051	2,621	2,760

Pool # CD0432, 3.50%, 5/20/2051	2,183	2,422

Pool # CD0433, 3.50%, 5/20/2051	2,351	2,607

Pool # CD0434, 3.50%, 5/20/2051	2,882	3,196

Pool # CC9825, 2.50%, 6/20/2051	1,851	1,941

Pool # CC9826, 2.50%, 6/20/2051	2,076	2,171

Pool # CC9831, 3.00%, 6/20/2051	1,698	1,778

Pool # CD0442, 3.50%, 6/20/2051	2,016	2,208

Pool # CD0443, 3.50%, 6/20/2051	1,601	1,751

Pool # CD0444, 3.50%, 6/20/2051	2,106	2,292

Pool # CC9835, 4.00%, 6/20/2051	1,003	1,107

Pool # CC9836, 4.00%, 6/20/2051	1,222	1,330

Pool # CC9837, 4.00%, 6/20/2051	1,251	1,340

Pool # CD0454, 3.50%, 7/20/2051	2,809	3,075

Pool # CE9918, 3.50%, 7/20/2051	1,945	2,118

Pool # CE9919, 3.50%, 7/20/2051	1,135	1,225

Pool # CE9920, 3.50%, 7/20/2051	2,186	2,327

Pool # CE9923, 4.00%, 7/20/2051	1,327	1,422

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA7534, 2.50%, 8/20/2051	138,420	143,701

Pool # CE9932, 3.00%, 8/20/2051	2,376	2,499

Pool # CD0461, 3.50%, 8/20/2051	1,488	1,636

Pool # CE9935, 3.50%, 8/20/2051	1,176	1,268

Pool # CE9936, 3.50%, 8/20/2051	1,424	1,526

Pool # CE9937, 3.50%, 8/20/2051	1,508	1,605

Pool # CE9939, 4.00%, 8/20/2051	1,172	1,256

GNMA II, Other

Pool # AD0018, 3.75%, 12/20/2032	1,124	1,210

Pool # AH5895, 4.00%, 6/20/2034	293	322

Pool # 4285, 6.00%, 11/20/2038	17	19

Pool # BO1377, 3.75%, 2/20/2040	1,190	1,302

Pool # BO1378, 4.00%, 1/20/2041	1,397	1,560

Pool # CD7341, 3.50%, 7/20/2047	8,685	9,234

Pool # BS0536, 3.00%, 3/20/2048	3,029	3,169

Pool # BS0538, 4.00%, 12/20/2048	2,863	3,085

Pool # BS0539, 4.50%, 1/20/2049	1,912	2,073

Pool # MA6145, 3.50%, 9/20/2049	1,119	1,152

Pool # CE3912, 5.00%, 9/20/2049	7,651	8,251

Pool # BS0537, 3.50%, 12/20/2049	1,142	1,211

Pool # AC0979, 4.14%, 4/20/2063 (a)	17	17

Pool # AC0977, 4.01%, 5/20/2063 (a)	40	41

Pool # AC0973, 4.39%, 5/20/2063 (a)	5	5

Total Mortgage-Backed Securities (Cost $2,578,738)		2,614,997

Collateralized Mortgage Obligations — 23.7%

Acre 6.25%, 12/22/2021 ‡	1,808	1,790

Alternative Loan Trust

Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	513	517

Series 2005-1CB, Class 1A6, IF, IO, 7.02%, 3/25/2035 ‡ (a)	307	47

Series 2005-22T1, Class A2, IF, IO, 4.99%, 6/25/2035 ‡ (a)	1,629	259

Series 2005-20CB, Class 3A8, IF, IO, 4.67%, 7/25/2035 ‡ (a)	1,655	227

Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	64	41

Series 2005-37T1, Class A2, IF, IO, 4.97%, 9/25/2035 ‡ (a)	2,811	439

Series 2005-54CB, Class 1A2, IF, IO, 4.77%, 11/25/2035 ‡ (a)	1,707	262

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	286	268

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	9	9

Series 2005-57CB, Class 3A2, IF, IO, 5.02%, 12/25/2035 ‡ (a)	206	27

Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	163	164

Series 2005-86CB, Class A11, 5.50%, 2/25/2036	235	188

Series 2006-7CB, Class 1A2, IF, IO, 5.22%, 5/25/2036 ‡ (a)	8,455	1,870

Series 2006-26CB, Class A9, 6.50%, 9/25/2036	316	224

American General Mortgage Loan Trust

Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (d)	4	4

Anchor Mortgage Trust

Series 2021-1, Class A1, 2.60%, 10/25/2026 (d)	14,380	14,549

ANTLR Mortgage Trust

Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (d)	8,453	8,462

ASG Resecuritization Trust

Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (d)	82	76

Banc of America Funding Trust

Series 2004-1, PO, 3/25/2034 ‡	41	33

Series 2004-3, Class 1A1, 5.50%, 10/25/2034	71	72

Series 2004-C, Class 1A1, 3.23%, 12/20/2034 (a)	126	130

Series 2005-1, Class 30, IO, 5.50%, 2/25/2035 ‡	136	22

Series 2005-4, Class 30, PO, 8/25/2035 ‡	24	19

Series 2005-6, Class 2A7, 5.50%, 10/25/2035	105	107

Series 2005-7, Class 30, PO, 11/25/2035 ‡	14	13

Series 2005-8, Class 30, PO, 1/25/2036 ‡	52	39

Banc of America Mortgage Trust

Series 2003-C, Class 3A1, 2.37%, 4/25/2033 (a)	69	70

Series 2003-J, Class 3A2, 2.52%, 11/25/2033 (a)	100	103

Baring

Series 2021-EBO1, Class PA, 3.34%, 4/15/2023 ‡	10,100	10,100

Bayview Finance LLC

0.00%, 7/12/2033 ‡	6,845	6,845

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bayview Financing Trust

Series 2020-3F, Class A, 3.10%, 11/10/2022 ‡ (a) (d)	4,966	4,966

Series 2021-2F, Class M1, 1.60%, 12/31/2049 ‡ (a) (d)	1,633	1,633

Series 2021-2F, Class M2, 2.52%, 12/31/2049 ‡ (a) (d)	10,000	10,000

Bayview Opportunity Master Fund IVB LLC 2.10%, 1/10/2031 ‡ (a)	2,140	2,140

Bayview Opportunity Master Fund Trust

Series 2014-1SBC, 1.59%, 1/10/2031 ‡ (a)	1,541	1,541

Bear Stearns ARM Trust

Series 2003-4, Class 3A1, 2.21%, 7/25/2033 (a)	63	65

Series 2003-7, Class 3A, 2.53%, 10/25/2033 (a)	18	18

Series 2004-1, Class 12A1, 2.80%, 4/25/2034 (a)	165	166

Series 2004-2, Class 14A, 2.74%, 5/25/2034 (a)	67	66

Series 2006-1, Class A1, 2.37%, 2/25/2036 (a)	221	225

Bear Stearns Asset-Backed Securities Trust

Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (e)	186	195

Cascade MH Asset Trust

Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	3,733	3,755

Series 2021-MH1, Class M1, 2.99%, 2/25/2046 ‡ (d)	2,000	2,078

Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033 ‡	8	8

CFMT LLC

Series 2021-HB5, Class A, 0.80%, 2/25/2031 (a) (d)	30,512	30,517

Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (d)	9,000	8,974

Chase Mortgage Finance Trust

Series 2007-A2, Class 2A1, 2.52%, 6/25/2035 (a)	142	145

Series 2007-A1, Class 2A1, 2.40%, 2/25/2037 (a)	45	45

Series 2007-A1, Class 1A3, 2.45%, 2/25/2037 (a)	515	523

Series 2007-A1, Class 9A1, 2.71%, 2/25/2037 (a)	130	133

Series 2007-A1, Class 7A1, 2.79%, 2/25/2037 (a)	65	67

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	287

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

CHL Mortgage Pass-Through Trust

Series 2004-3, PO, 4/25/2034 ‡	7	6

Series 2004-3, Class A26, 5.50%, 4/25/2034	104	108

Series 2004-HYB1, Class 2A, 2.59%, 5/20/2034 (a)	41	42

Series 2004-HYB3, Class 2A, 2.10%, 6/20/2034 (a)	232	237

Series 2004-7, Class 2A1, 2.46%, 6/25/2034 (a)	36	37

Series 2004-5, Class 1A4, 5.50%, 6/25/2034	278	286

Series 2004-13, Class 1A4, 5.50%, 8/25/2034	198	205

Series 2004-HYB6, Class A3, 2.68%, 11/20/2034 (a)	150	156

Series 2005-16, Class A23, 5.50%, 9/25/2035	72	62

Series 2005-22, Class 2A1, 2.58%, 11/25/2035 (a)	402	383

Series 2007-4, Class 1A52, IF, IO, 5.32%, 5/25/2037 ‡ (a)	1,539	345

Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-6, Class A, PO, 9/25/2035 ‡	18	15

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	1	—	(b)

Series 2003-HYB1, Class A, 2.59%, 9/25/2033 (a)	63	66

Citigroup Mortgage Loan Trust

Series 2009-10, Class 1A1, 2.63%, 9/25/2033 (a) (d)	131	133

Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (d)	516	539

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class WPO2, PO, 6/25/2031 ‡	3	3

Series 2003-1, Class WA2, 6.50%, 6/25/2031 ‡	5	5

Series 2003-1, Class 3, PO, 9/25/2033 ‡	28	25

Series 2003-UP3, Class A3, 7.00%, 9/25/2033	6	6

Series 2003-1, Class 2A5, 5.25%, 10/25/2033	18	18

Series 2004-UST1, Class A6, 1.95%, 8/25/2034 (a)	19	18

Series 2004-UST1, Class A3, 2.21%, 8/25/2034 (a)	47	48

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2005-1, Class 2A1A, 2.24%, 2/25/2035 (a)	104		99

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	209		215

Series 2005-5, Class 1A2, 2.80%, 8/25/2035 (a)	318		270

Conix Mortgage Asset Trust

Series 2013-1, Class A, 0.00%, 12/25/2047 ‡ (a) (f)	1,618		26

Credit Suisse First Boston Mortgage Securities Corp.

Series 2004-5, Class 3A1, 5.25%, 8/25/2019	32		29

Series 2003-1, Class DB1, 6.70%, 2/25/2033 (a)	366		371

Series 2003-AR15, Class 3A1, 2.30%, 6/25/2033 (a)	145		150

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	68		70

Series 2004-AR2, Class 2A1, 2.28%, 3/25/2034 (a)	67		68

CSFB Mortgage-Backed Pass-Through Certificates

Series 2003-27, Class 5A4, 5.25%, 11/25/2033	106		107

Series 2003-29, Class 1A1, 6.50%, 12/25/2033	156		160

Series 2003-29, Class 5A1, 7.00%, 12/25/2033	78		80

Series 2004-4, Class 2A4, 5.50%, 9/25/2034	98		102

Series 2004-8, Class 1A4, 5.50%, 12/25/2034	204		207

Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 ‡ (a)	580		50

Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	410		48

CSMC Trust

Series 2020-RPL5, Class A1, 3.02%, 8/25/2060 (a) (d)	6,495		6,593

Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (d)	14,482		14,543

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust

Series 2005-1, Class 2A1, 4.39%, 2/25/2020 (a)	20		20

FHLMC, REMIC

Series 1144, Class KB, 8.50%, 9/15/2021	—	(b)	—	(b)

Series 3688, Class CU, 6.62%, 11/15/2021 (a)	—	(b)	—	(b)

Series 3511, IO, 5.00%, 12/15/2021	—	(b)	—

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3282, Class YD, 5.50%, 2/15/2022	8		8

Series 2462, Class NB, 6.50%, 6/15/2022	5		5

Series 1343, Class LB, 7.50%, 8/15/2022	—	(b)	—	(b)

Series 1343, Class LA, 8.00%, 8/15/2022	1		1

Series 1395, Class G, 6.00%, 10/15/2022	1		1

Series 1374, Class Z, 7.00%, 10/15/2022	2		2

Series 1401, Class J, 7.00%, 10/15/2022	3		3

Series 2535, Class BK, 5.50%, 12/15/2022	4		4

Series 1470, Class F, 1.31%, 2/15/2023 (a)	—	(b)	—	(b)

Series 1466, Class PZ, 7.50%, 2/15/2023	9		10

Series 1798, Class F, 5.00%, 5/15/2023	5		5

Series 1518, Class G, IF, 8.85%, 5/15/2023 (a)	3		3

Series 1505, Class QB, HB, IF, 20.55%, 5/15/2023 (a)	—	(b)	—	(b)

Series 2033, Class J, 5.60%, 6/15/2023	15		16

Series 1526, Class L, 6.50%, 6/15/2023	2		2

Series 1541, Class O, 0.77%, 7/15/2023 (a)	4		4

Series 1677, Class Z, 7.50%, 7/15/2023	14		14

Series 1570, Class F, 1.78%, 8/15/2023 (a)	1		1

Series 1552, Class IA, IF, 19.26%, 8/15/2023 (a)	34		38

Series 1570, Class SA, HB, IF, 25.42%, 8/15/2023 (a)	2		3

Series 1578, Class K, 6.90%, 9/15/2023	10		10

Series 1578, Class V, IO, 7.00%, 9/15/2023	1		—	(b)

Series 2571, Class SK, HB, IF, 34.09%, 9/15/2023 (a)	6		7

Series 1591, Class PV, 6.25%, 10/15/2023	19		20

Series 1602, Class SA, HB, IF, 22.45%, 10/15/2023 (a)	4		5

Series 1813, Class I, PO, 11/15/2023	42		42

Series 1813, Class J, IF, IO, 5.75%, 11/15/2023 (a)	161		8

Series 2720, Class PC, 5.00%, 12/15/2023	49		50

Series 1628, Class LZ, 6.50%, 12/15/2023	29		30

Series 1638, Class H, 6.50%, 12/15/2023	32		33

Series 2283, Class K, 6.50%, 12/15/2023	6		6

Series 1644, Class K, 6.75%, 12/15/2023	11		11

Series 1658, Class GZ, 7.00%, 1/15/2024	37		39

Series 1865, Class D, PO, 2/15/2024	4		4

Series 1760, Class ZD, 0.76%, 2/15/2024 (a)	45		45

Series 2756, Class NA, 5.00%, 2/15/2024	14		15

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (a)	4		4

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1686, Class SH, IF, 19.03%, 2/15/2024 (a)	1	1

Series 1699, Class FC, 0.70%, 3/15/2024 (a)	2	2

Series 1695, Class EB, 7.00%, 3/15/2024	15	15

Series 2033, Class SN, HB, IF, 30.16%, 3/15/2024 (a)	1	—	(b)

Series 2306, Class K, PO, 5/15/2024	4	4

Series 2306, Class SE, IF, IO, 9.34%, 5/15/2024 (a)	9	1

Series 1745, Class D, 7.50%, 8/15/2024	8	9

Series 3614, Class QB, 4.00%, 12/15/2024	606	632

Series 2967, Class S, HB, IF, 33.30%, 4/15/2025 (a)	14	17

Series 3022, Class SX, IF, 16.64%, 8/15/2025 (a)	18	21

Series 1829, Class ZB, 6.50%, 3/15/2026	10	10

Series 1863, Class Z, 6.50%, 7/15/2026	20	21

Series 1899, Class ZE, 8.00%, 9/15/2026	14	16

Series 1963, Class Z, 7.50%, 1/15/2027	15	16

Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	6	6

Series 1985, Class PR, IO, 8.00%, 7/15/2027	4	—	(b)

Series 2065, Class PX, IO, 0.75%, 8/17/2027	1,634	11

Series 1987, Class PE, 7.50%, 9/15/2027	6	7

Series 2038, Class PN, IO, 7.00%, 3/15/2028	3	—	(b)

Series 2042, Class T, 7.00%, 3/15/2028	3	3

Series 2040, Class PE, 7.50%, 3/15/2028	31	36

Series 2060, Class Z, 6.50%, 5/15/2028	11	12

Series 2061, Class DC, IO, 6.50%, 6/15/2028	26	2

Series 2075, Class PH, 6.50%, 8/15/2028	74	84

Series 2086, Class GB, 6.00%, 9/15/2028	9	11

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	6	1

Series 2110, Class PG, 6.00%, 1/15/2029	47	53

Series 2111, Class SB, IF, IO, 7.40%, 1/15/2029 (a)	64	6

Series 2125, Class JZ, 6.00%, 2/15/2029	17	19

Series 2130, Class QS, 6.00%, 3/15/2029	35	39

Series 2132, Class ZL, 6.50%, 3/15/2029	11	12

Series 2132, Class SB, HB, IF, 30.14%, 3/15/2029 (a)	7	11

Series 2141, IO, 7.00%, 4/15/2029	1	—	(b)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	289

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2303, Class ZN, 8.50%, 4/15/2029	107	125

Series 2163, Class PC, IO, 7.50%, 6/15/2029	5	1

Series 2178, Class PB, 7.00%, 8/15/2029	11	12

Series 2201, Class C, 8.00%, 11/15/2029	16	18

Series 2204, Class GB, 8.00%, 12/20/2029 (a)	2	—	(b)

Series 2209, Class TC, 8.00%, 1/15/2030	66	78

Series 2210, Class Z, 8.00%, 1/15/2030	38	46

Series 2224, Class CB, 8.00%, 3/15/2030	13	15

Series 2247, Class Z, 7.50%, 8/15/2030	9	11

Series 2256, Class MC, 7.25%, 9/15/2030	42	50

Series 2254, Class Z, 9.00%, 9/15/2030	94	115

Series 2259, Class ZM, 7.00%, 10/15/2030	48	56

Series 2271, Class PC, 7.25%, 12/15/2030	58	68

Series 2296, Class PD, 7.00%, 3/15/2031	18	21

Series 2303, Class ZD, 7.00%, 4/15/2031	274	325

Series 2694, Class BA, 4.00%, 6/15/2031	14	14

Series 2359, Class ZB, 8.50%, 6/15/2031	40	49

Series 2388, Class UZ, 8.50%, 6/15/2031	14	17

Series 2344, Class ZD, 6.50%, 8/15/2031	113	131

Series 2344, Class ZJ, 6.50%, 8/15/2031	13	15

Series 2345, Class NE, 6.50%, 8/15/2031	7	8

Series 2372, Class F, 0.60%, 10/15/2031 (a)	8	8

Series 2367, Class ZK, 6.00%, 10/15/2031	128	147

Series 2368, Class AS, HB, IF, 20.68%, 10/15/2031 (a)	6	7

Series 2383, Class FD, 0.60%, 11/15/2031 (a)	8	8

Series 2399, Class TH, 6.50%, 1/15/2032	129	151

Series 2410, Class OE, 6.38%, 2/15/2032	18	20

Series 2494, Class SX, IF, IO, 6.90%, 2/15/2032 (a)	312	47

Series 2410, Class QX, IF, IO, 8.55%, 2/15/2032 (a)	22	4

Series 2410, Class QS, IF, 19.25%, 2/15/2032 (a)	29	42

Series 2433, Class SA, HB, IF, 20.68%, 2/15/2032 (a)	60	86

Series 2431, Class F, 0.60%, 3/15/2032 (a)	368	369

Series 2464, Class FE, 1.10%, 3/15/2032 (a)	98	100

Series 2423, Class MC, 7.00%, 3/15/2032	33	39

Series 2423, Class MT, 7.00%, 3/15/2032	39	47

Series 2444, Class ES, IF, IO, 7.85%, 3/15/2032 (a)	26	5

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2450, Class SW, IF, IO, 7.90%, 3/15/2032 (a)	30	5

Series 2434, Class TC, 7.00%, 4/15/2032	42	50

Series 2436, Class MC, 7.00%, 4/15/2032	53	60

Series 2450, Class GZ, 7.00%, 5/15/2032	34	40

Series 3393, Class JO, PO, 9/15/2032	122	114

Series 2513, Class ZC, 5.50%, 10/15/2032	88	102

Series 2517, Class Z, 5.50%, 10/15/2032	86	95

Series 2835, Class QO, PO, 12/15/2032	36	34

Series 2552, Class FP, 1.10%, 1/15/2033 (a)	516	528

Series 2557, Class HL, 5.30%, 1/15/2033	352	404

Series 2586, Class WI, IO, 6.50%, 3/15/2033	99	19

Series 2611, Class SQ, IF, 12.81%, 5/15/2033 (a)	30	37

Series 2631, Class SA, IF, 14.67%, 6/15/2033 (a)	18	23

Series 2692, Class SC, IF, 13.10%, 7/15/2033 (a)	61	81

Series 2671, Class S, IF, 14.58%, 9/15/2033 (a)	29	38

Series 2725, Class SC, IF, 8.93%, 11/15/2033 (a)	50	53

Series 2722, Class PF, 0.70%, 12/15/2033 (a)	689	698

Series 2763, Class ZA, 6.00%, 3/15/2034	2,632	3,068

Series 2779, Class ZC, 6.00%, 4/15/2034	1,625	1,903

Series 2802, Class ZY, 6.00%, 5/15/2034	247	298

Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	740	821

Series 2990, Class SL, HB, IF, 24.14%, 6/15/2034 (a)	21	25

Series 3611, PO, 7/15/2034	147	138

Series 3305, Class MB, IF, 2.58%, 7/15/2034 (a)	52	55

Series 3077, Class TO, PO, 4/15/2035	82	80

Series 2990, Class WP, IF, 16.79%, 6/15/2035 (a)	1	2

Series 3035, Class Z, 5.85%, 9/15/2035	753	866

Series 3117, Class EO, PO, 2/15/2036	95	89

Series 3117, Class OG, PO, 2/15/2036	82	77

Series 3117, Class OK, PO, 2/15/2036	98	91

Series 3143, Class BC, 5.50%, 2/15/2036	172	200

Series 3122, Class OH, PO, 3/15/2036	15	14

Series 3134, PO, 3/15/2036	14	13

Series 3152, Class MO, PO, 3/15/2036	188	177

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3122, Class ZB, 6.00%, 3/15/2036	27	41

Series 3138, PO, 4/15/2036	52	48

Series 3607, Class AO, PO, 4/15/2036	123	112

Series 3607, Class BO, PO, 4/15/2036	123	115

Series 3137, Class XP, 6.00%, 4/15/2036	516	609

Series 3219, Class DI, IO, 6.00%, 4/15/2036	78	16

Series 3149, Class SO, PO, 5/15/2036	52	47

Series 3151, PO, 5/15/2036	164	154

Series 3153, Class EO, PO, 5/15/2036	85	78

Series 3210, PO, 5/15/2036	61	60

Series 3604, PO, 5/15/2036	127	115

Series 3171, Class MO, PO, 6/15/2036	72	69

Series 3179, Class OA, PO, 7/15/2036	60	54

Series 3194, Class SA, IF, IO, 7.00%, 7/15/2036 (a)	37	8

Series 3200, PO, 8/15/2036	108	101

Series 3232, Class ST, IF, IO, 6.60%, 10/15/2036 (a)	128	26

Series 3237, Class AO, PO, 11/15/2036	127	115

Series 3704, Class DT, 7.50%, 11/15/2036	637	777

Series 3704, Class ET, 7.50%, 12/15/2036	488	602

Series 3260, Class CS, IF, IO, 6.04%, 1/15/2037 (a)	79	16

Series 3262, Class SG, IF, IO, 6.30%, 1/15/2037 (a)	20	3

Series 3274, Class JO, PO, 2/15/2037	22	21

Series 3274, Class MO, PO, 2/15/2037	47	44

Series 3275, Class FL, 0.54%, 2/15/2037 (a)	25	25

Series 3288, Class GS, IF, 0.00%, 3/15/2037 (a)	18	17

Series 3290, Class SB, IF, IO, 6.35%, 3/15/2037 (a)	240	51

Series 3373, Class TO, PO, 4/15/2037	99	92

Series 3316, Class JO, PO, 5/15/2037	13	13

Series 3607, PO, 5/15/2037	310	283

Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	537	627

Series 3371, Class FA, 0.70%, 9/15/2037 (a)	35	36

Series 3385, Class SN, IF, IO, 5.90%, 11/15/2037 (a)	53	8

Series 3387, Class SA, IF, IO, 6.32%, 11/15/2037 (a)	153	29

Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	631	4

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3404, Class SC, IF, IO, 5.90%, 1/15/2038 (a)	240	47

Series 3451, Class SA, IF, IO, 5.95%, 5/15/2038 (a)	32	3

Series 3537, Class MI, IO, 5.00%, 6/15/2038	364	60

Series 3461, Class LZ, 6.00%, 6/15/2038	72	85

Series 3481, Class SJ, IF, IO, 5.75%, 8/15/2038 (a)	293	56

Series 3895, Class WA, 5.70%, 10/15/2038 (a)	183	212

Series 3546, Class A, 1.74%, 2/15/2039(a)	42	44

Series 3511, Class SA, IF, IO, 5.90%, 2/15/2039 (a)	77	12

Series 3531, Class SA, IF, IO, 6.20%, 5/15/2039 (a)	215	19

Series 3549, Class FA, 1.30%, 7/15/2039 (a)	30	30

Series 4580, Class PT, 6.83%, 8/15/2039 (a)	1,068	1,250

Series 3572, Class JS, IF, IO, 6.70%, 9/15/2039 (a)	211	32

Series 3795, Class EI, IO, 5.00%, 10/15/2039	289	15

Series 3621, PO, 1/15/2040	220	205

Series 3621, Class BO, PO, 1/15/2040	151	141

Series 3623, Class LO, PO, 1/15/2040	208	189

Series 3632, Class BS, IF, 17.18%, 2/15/2040 (a)	622	862

Series 3714, Class IP, IO, 5.00%, 8/15/2040	623	59

Series 3966, Class BF, 0.60%, 10/15/2040 (a)	228	228

Series 3747, Class PY, 4.00%, 10/15/2040	1,500	1,697

Series 3747, Class CY, 4.50%, 10/15/2040	2,373	2,699

Series 3740, Class SC, IF, IO, 5.90%, 10/15/2040 (a)	346	67

Series 3753, PO, 11/15/2040	1,017	940

Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,965

Series 3860, Class PZ, 5.00%, 5/15/2041	3,335	3,855

Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	82	89

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	131	142

Series 3966, Class NA, 4.00%, 12/15/2041	1,189	1,322

Series 4015, Class MY, 3.50%, 3/15/2042	1,000	1,100

Series 4136, Class HS, IF, 3.90%, 11/15/2042 (a)	581	583

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	291

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4177, Class MQ, 2.50%, 3/15/2043	1,000		1,037

Series 4274, Class EM, 4.00%, 11/15/2043	1,000		1,176

Series 4280, Class EO, PO, 12/15/2043	739		625

Series 4281, Class OB, PO, 12/15/2043	833		708

Series 4377, Class JP, 3.00%, 8/15/2044	3,536		3,779

Series 4456, Class SA, IF, IO, 6.05%, 3/15/2045 (a)	4,765		869

Series 4480, Class SE, IF, IO, 6.08%, 6/15/2045 (a)	4,846		1,014

Series 4708, Class F, 0.40%, 8/15/2047 (a)	3,676		3,676

Series 4888, Class AZ, 4.00%, 12/15/2048	6,126		6,568

Series 4848, Class QY, 4.50%, 12/15/2048	1,396		1,495

Series 4903, Class SN, IF, IO, 6.02%, 8/25/2049 (a)	12,832		3,020

Series 5048, Class TI, IO, 3.00%, 11/25/2050	23,417		3,506

FHLMC, STRIPS

Series 134, Class B, IO, 9.00%, 4/1/2022	—	(b)	—	(b)

Series 191, IO, 8.00%, 1/1/2028	341		51

Series 197, PO, 4/1/2028	136		132

Series 233, Class 11, IO, 5.00%, 9/15/2035	172		31

Series 233, Class 12, IO, 5.00%, 9/15/2035	100		15

Series 233, Class 13, IO, 5.00%, 9/15/2035	237		43

Series 239, Class S30, IF, IO, 7.60%, 8/15/2036 (a)	337		83

Series 262, Class 35, 3.50%, 7/15/2042	9,220		10,018

Series 299, Class 300, 3.00%, 1/15/2043	412		430

Series 310, PO, 9/15/2043	1,209		1,061

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.00%, 7/25/2032 (a)	157		176

Series T-76, Class 2A, 1.68%, 10/25/2037 (a)	2,133		2,170

Series T-42, Class A5, 7.50%, 2/25/2042	558		685

Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	47		62

Series T-54, Class 2A, 6.50%, 2/25/2043	1,040		1,244

Series T-54, Class 3A, 7.00%, 2/25/2043	478		578

Series T-56, Class A5, 5.23%, 5/25/2043	851		976

Series T-58, Class A, PO, 9/25/2043	67		56

Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	38		47

Series T-59, Class 1AP, PO, 10/25/2043	68		48

Series T-62, Class 1A1, 1.30%, 10/25/2044 (a)	723		742

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

First Horizon Alternative Mortgage Securities Trust

Series 2004-AA4, Class A1, 2.38%, 10/25/2034 (a)	176	182

Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	175	126

Series 2007-FA4, Class 1A2, IF, IO, 5.57%, 8/25/2037 ‡ (a)	2,981	687

FMC GMSR Issuer Trust 3.69%, 2/25/2024	15,000	15,025

Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (d)	9,800	9,799

Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (d)	11,250	11,255

FNMA Trust, Whole Loan

Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	2,726	3,111

Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	201	236

Series 2003-W8, Class 3F1, 0.48%, 5/25/2042 (a)	132	132

Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	175	205

Series 2003-W8, Class 2A, 7.00%, 10/25/2042	112	130

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	149	175

Series 2005-W3, Class 2AF, 0.31%, 3/25/2045 (a)	327	326

Series 2005-W4, Class 3A, 2.65%, 6/25/2045 (a)	747	790

Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	127	146

Series 2006-W2, Class 1AF1, 0.31%, 2/25/2046 (a)	167	167

FNMA, Grantor Trust, Whole Loan

Series 2001-T7, Class A1, 7.50%, 2/25/2041	291	345

Series 2001-T12, Class A1, 6.50%, 8/25/2041	3,497	3,988

Series 2001-T12, Class A2, 7.50%, 8/25/2041	181	214

Series 2001-T10, PO, 12/25/2041	12	12

Series 2002-T4, Class A2, 7.00%, 12/25/2041	118	138

Series 2002-T4, Class A3, 7.50%, 12/25/2041	274	328

Series 2002-T16, Class A2, 7.00%, 7/25/2042	107	129

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2002-T19, Class A2, 7.00%, 7/25/2042	278		332

Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	187		215

Series 2004-T3, Class PT1, 10.33%, 1/25/2044 (a)	144		175

FNMA, REMIC

Series G92-7, Class JQ, 8.50%, 1/25/2022	—	(b)	—	(b)

Series G92-14, Class Z, 7.00%, 2/25/2022	—	(b)	—	(b)

Series 2007-15, Class NO, PO, 3/25/2022	—	(b)	—	(b)

Series 1992-101, Class J, 7.50%, 6/25/2022	—	(b)	—	(b)

Series G92-42, Class Z, 7.00%, 7/25/2022	—	(b)	—	(b)

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(b)	—	(b)

Series 1996-59, Class J, 6.50%, 8/25/2022	—	(b)	—	(b)

Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(b)	—	(b)

Series G92-62, Class B, PO, 10/25/2022	—	(b)	—	(b)

Series G92-61, Class Z, 7.00%, 10/25/2022	2		2

Series G93-1, Class KA, 7.90%, 1/25/2023	2		2

Series 1993-108, Class D, PO, 2/25/2023	—	(b)	—	(b)

Series 1993-27, Class S, IF, 9.62%, 2/25/2023 (a)	4		4

Series 1993-25, Class J, 7.50%, 3/25/2023	8		9

Series 1993-31, Class K, 7.50%, 3/25/2023	1		1

Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (a)	3		3

Series 1993-54, Class Z, 7.00%, 4/25/2023	17		18

Series 1993-62, Class SA, IF, 19.88%, 4/25/2023 (a)	1		1

Series 1998-43, Class SA, IF, IO, 19.94%, 4/25/2023 (a)	7		1

Series 1993-97, Class FA, 1.33%, 5/25/2023 (a)	1		1

Series 2008-47, Class SI, IF, IO, 6.42%, 6/25/2023 (a)	1		—	(b)

Series 1993-162, Class F, 1.03%, 8/25/2023 (a)	2		2

Series 1996-14, Class SE, IF, IO, 9.49%, 8/25/2023 (a)	14		1

Series 1993-228, Class G, PO, 9/25/2023	1		1

Series 1993-165, Class SD, IF, 14.26%, 9/25/2023 (a)	—	(b)	—	(b)

Series 2000-18, Class EC, PO, 10/25/2023	29		29

Series 1993-179, Class SB, HB, IF, 28.52%, 10/25/2023 (a)	5		5

Series 1993-230, Class FA, 0.68%, 12/25/2023 (a)	1		1

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2002-1, Class UD, HB, IF, 24.20%, 12/25/2023 (a)	7		8

Series 1994-26, Class J, PO, 1/25/2024	73		73

Series 2009-12, IO, 4.50%, 3/25/2024	—	(b)	—	(b)

Series 1994-37, Class L, 6.50%, 3/25/2024	7		7

Series G94-7, Class PJ, 7.50%, 5/17/2024	37		39

Series 2004-53, Class NC, 5.50%, 7/25/2024	34		35

Series 1995-2, Class Z, 8.50%, 1/25/2025	3		3

Series 2006-72, Class HO, PO, 8/25/2026	41		39

Series 2006-94, Class GI, IF, IO, 6.57%, 10/25/2026 (a)	459		38

Series 2006-94, Class GK, HB, IF, 32.83%, 10/25/2026 (a)	19		27

Series G97-2, Class ZA, 8.50%, 2/17/2027	16		18

Series 1997-20, IO, 1.84%, 3/25/2027 (a)	2		—	(b)

Series 1997-27, Class J, 7.50%, 4/18/2027	3		4

Series 1997-24, Class Z, 8.00%, 4/18/2027	3		4

Series 1997-46, Class Z, 7.50%, 6/17/2027	87		97

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	3		—	(b)

Series 1998-30, Class ZA, 6.50%, 5/20/2028	191		215

Series 1998-36, Class ZB, 6.00%, 7/18/2028	22		25

Series 2002-7, Class FD, 0.78%, 4/25/2029 (a)	54		55

Series 1999-62, Class PB, 7.50%, 12/18/2029	20		23

Series 2000-52, IO, 8.50%, 1/25/2031	4		1

Series 2002-60, Class FA, 0.83%, 2/25/2031 (a)	174		176

Series 2002-60, Class FB, 0.83%, 2/25/2031 (a)	174		176

Series 2001-4, Class ZA, 6.50%, 3/25/2031	186		211

Series 2001-7, Class PF, 7.00%, 3/25/2031	15		18

Series 2002-50, Class ZA, 6.00%, 5/25/2031	259		292

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	23		3

Series 2001-49, Class LZ, 8.50%, 7/25/2031	38		45

Series 2001-38, Class FB, 0.58%, 8/25/2031 (a)	56		57

Series 2001-36, Class DE, 7.00%, 8/25/2031	34		40

Series 2001-44, Class PD, 7.00%, 9/25/2031	16		19

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	293

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2001-44, Class PU, 7.00%, 9/25/2031	27	32

Series 2001-53, Class FX, 0.43%, 10/25/2031 (a)	194	194

Series 2003-52, Class SX, HB, IF, 22.70%, 10/25/2031 (a)	9	13

Series 2001-61, Class Z, 7.00%, 11/25/2031	100	119

Series 2001-72, Class SX, IF, 17.27%, 12/25/2031 (a)	9	12

Series 2002-1, Class SA, HB, IF, 24.91%, 2/25/2032 (a)	5	7

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	106	4

Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	5	6

Series 2002-30, Class Z, 6.00%, 5/25/2032	150	175

Series 2002-37, Class Z, 6.50%, 6/25/2032	11	12

Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	213	30

Series 2004-61, Class FH, 0.88%, 11/25/2032 (a)	933	951

Series 2011-39, Class ZA, 6.00%, 11/25/2032	979	1,130

Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	37	43

Series 2004-59, Class BG, PO, 12/25/2032	49	46

Series 2002-77, Class S, IF, 14.33%, 12/25/2032 (a)	23	29

Series 2003-2, Class F, 0.83%, 2/25/2033 (a)	372	379

Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	178	8

Series 2003-22, Class UD, 4.00%, 4/25/2033	296	326

Series 2003-39, IO, 6.00%, 5/25/2033 (a)	17	3

Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	360	73

Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	485	95

Series 2004-4, Class QI, IF, IO, 7.02%, 6/25/2033 (a)	44	1

Series 2004-4, Class QM, IF, 14.03%, 6/25/2033 (a)	11	12

Series 2003-132, Class OA, PO, 8/25/2033	11	11

Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	33	2

Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	149	24

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-74, Class SH, IF, 10.02%, 8/25/2033 (a)	27	31

Series 2003-86, Class ZA, 5.50%, 9/25/2033	169	193

Series 2003-91, Class SD, IF, 12.36%, 9/25/2033 (a)	26	31

Series 2003-105, Class AZ, 5.50%, 10/25/2033	982	1,132

Series 2003-116, Class SB, IF, IO, 7.52%, 11/25/2033 (a)	188	36

Series 2006-44, Class P, PO, 12/25/2033	370	347

Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,070	1,258

Series 2004-87, Class F, 0.83%, 1/25/2034 (a)	143	146

Series 2003-130, Class SX, IF, 11.39%, 1/25/2034 (a)	8	9

Series 2003-131, Class SK, IF, 16.03%, 1/25/2034 (a)	13	15

Series 2004-46, Class EP, PO, 3/25/2034	96	95

Series 2004-28, Class PF, 0.48%, 3/25/2034 (a)	240	241

Series 2004-17, Class H, 5.50%, 4/25/2034	295	344

Series 2004-25, Class SA, IF, 19.29%, 4/25/2034 (a)	67	95

Series 2004-46, Class SK, IF, 16.27%, 5/25/2034 (a)	30	39

Series 2004-36, Class SA, IF, 19.29%, 5/25/2034 (a)	120	176

Series 2004-46, Class QB, HB, IF, 23.66%, 5/25/2034 (a)	52	76

Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,233	1,403

Series 2004-51, Class SY, IF, 14.07%, 7/25/2034 (a)	16	19

Series 2014-44, Class B, 2.50%, 8/25/2034	928	978

Series 2005-7, Class LO, PO, 2/25/2035	381	363

Series 2005-15, Class MO, PO, 3/25/2035	95	86

Series 2005-13, Class FL, 0.48%, 3/25/2035 (a)	78	79

Series 2005-74, Class SK, IF, 19.90%, 5/25/2035 (a)	135	167

Series 2005-56, Class S, IF, IO, 6.63%, 7/25/2035 (a)	200	40

Series 2005-66, Class SV, IF, IO, 6.67%, 7/25/2035 (a)	186	21

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-103, Class SC, IF, 11.12%, 7/25/2035 (a)	212	265

Series 2005-66, Class SG, IF, 17.16%, 7/25/2035 (a)	89	129

Series 2005-68, Class PG, 5.50%, 8/25/2035	201	229

Series 2005-73, Class PS, IF, 16.49%, 8/25/2035 (a)	57	76

Series 2005-90, PO, 9/25/2035	73	72

Series 2005-90, Class AO, PO, 10/25/2035	25	24

Series 2010-39, Class OT, PO, 10/25/2035	117	112

Series 2005-84, Class XM, 5.75%, 10/25/2035	113	127

Series 2005-90, Class ES, IF, 16.66%, 10/25/2035 (a)	186	258

Series 2005-106, Class US, HB, IF, 24.26%, 11/25/2035 (a)	120	171

Series 2006-8, Class WQ, PO, 3/25/2036	363	328

Series 2006-16, Class HZ, 5.50%, 3/25/2036	114	131

Series 2006-8, Class WN, IF, IO, 6.62%, 3/25/2036 (a)	1,329	280

Series 2006-23, Class KO, PO, 4/25/2036	49	48

Series 2006-27, Class OH, PO, 4/25/2036	105	99

Series 2006-44, Class GO, PO, 6/25/2036	144	136

Series 2006-50, Class JO, PO, 6/25/2036	88	82

Series 2006-50, Class PS, PO, 6/25/2036	124	119

Series 2006-53, Class US, IF, IO, 6.50%, 6/25/2036 (a)	224	43

Series 2006-58, PO, 7/25/2036	144	134

Series 2006-58, Class AP, PO, 7/25/2036	46	43

Series 2006-65, Class QO, PO, 7/25/2036	59	55

Series 2006-56, Class FT, 0.83%, 7/25/2036 (a)	574	606

Series 2006-63, Class ZH, 6.50%, 7/25/2036	174	208

Series 2006-72, Class TO, PO, 8/25/2036	61	56

Series 2006-79, Class DO, PO, 8/25/2036	92	89

Series 2007-7, Class SG, IF, IO, 6.42%, 8/25/2036 (a)	254	69

Series 2006-77, Class PC, 6.50%, 8/25/2036	457	527

Series 2006-78, Class BZ, 6.50%, 8/25/2036	89	106

Series 2006-86, Class OB, PO, 9/25/2036	118	110

Series 2006-90, Class AO, PO, 9/25/2036	96	91

Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	682	138

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-110, PO, 11/25/2036	68	64

Series 2006-111, Class EO, PO, 11/25/2036	45	41

Series 2006-105, Class ME, 5.50%, 11/25/2036	731	845

Series 2006-115, Class OK, PO, 12/25/2036	161	147

Series 2006-119, PO, 12/25/2036	48	46

Series 2006-118, Class A2, 0.14%, 12/25/2036 (a)	77	76

Series 2006-120, Class PF, 0.33%, 12/25/2036 (a)	96	95

Series 2006-120, IO, 6.50%, 12/25/2036	273	51

Series 2006-117, Class GS, IF, IO, 6.57%, 12/25/2036 (a)	149	23

Series 2015-91, Class AC, 7.50%, 12/25/2036	2,015	2,428

Series 2006-126, Class AO, PO, 1/25/2037	270	250

Series 2007-1, Class SD, HB, IF, 38.49%, 2/25/2037 (a)	33	97

Series 2007-14, Class OP, PO, 3/25/2037	89	84

Series 2007-16, Class FC, 0.83%, 3/25/2037 (a)	34	35

Series 2009-63, Class P, 5.00%, 3/25/2037	15	17

Series 2007-22, Class SC, IF, IO, 6.00%, 3/25/2037 (a)	28	1

Series 2007-18, Class MZ, 6.00%, 3/25/2037	256	289

Series 2007-14, Class ES, IF, IO, 6.36%, 3/25/2037 (a)	3,033	555

Series 2007-39, Class EF, 0.33%, 5/25/2037 (a)	32	32

Series 2007-46, Class ZK, 5.50%, 5/25/2037	462	523

Series 2007-54, Class WI, IF, IO, 6.02%, 6/25/2037 (a)	317	63

Series 2007-72, Class EK, IF, IO, 6.32%, 7/25/2037 (a)	796	156

Series 2007-65, Class KI, IF, IO, 6.54%, 7/25/2037 (a)	163	29

Series 2007-60, Class AX, IF, IO, 7.07%, 7/25/2037 (a)	273	70

Series 2007-76, Class ZG, 6.00%, 8/25/2037	217	255

Series 2007-78, Class CB, 6.00%, 8/25/2037	64	76

Series 2007-79, Class SB, HB, IF, 23.71%, 8/25/2037 (a)	29	47

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	295

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-88, Class VI, IF, IO, 6.46%, 9/25/2037 (a)	121	26

Series 2009-86, Class OT, PO, 10/25/2037	408	374

Series 2007-100, Class SM, IF, IO, 6.37%, 10/25/2037 (a)	262	54

Series 2007-91, Class ES, IF, IO, 6.38%, 10/25/2037 (a)	378	81

Series 2007-112, Class SA, IF, IO, 6.37%, 12/25/2037 (a)	733	164

Series 2007-116, Class HI, IO, 1.41%, 1/25/2038 (a)	598	25

Series 2008-1, Class BI, IF, IO, 5.83%, 2/25/2038 (a)	223	44

Series 2008-12, Class CO, PO, 3/25/2038	454	428

Series 2008-16, Class IS, IF, IO, 6.12%, 3/25/2038 (a)	129	22

Series 2008-10, Class XI, IF, IO, 6.15%, 3/25/2038 (a)	120	23

Series 2008-20, Class SA, IF, IO, 6.91%, 3/25/2038 (a)	185	38

Series 2009-79, Class UA, 7.00%, 3/25/2038	20	23

Series 2008-32, Class SA, IF, IO, 6.77%, 4/25/2038 (a)	35	6

Series 2008-27, Class SN, IF, IO, 6.82%, 4/25/2038 (a)	72	13

Series 2008-44, PO, 5/25/2038	12	11

Series 2011-47, Class ZA, 5.50%, 7/25/2038	382	443

Series 2008-53, Class CI, IF, IO, 7.12%, 7/25/2038 (a)	98	18

Series 2008-80, Class SA, IF, IO, 5.77%, 9/25/2038 (a)	204	38

Series 2008-81, Class SB, IF, IO, 5.77%, 9/25/2038 (a)	137	23

Series 2008-80, Class GP, 6.25%, 9/25/2038	15	18

Series 2009-4, Class BD, 4.50%, 2/25/2039	12	13

Series 2009-6, Class GS, IF, IO, 6.47%, 2/25/2039 (a)	98	22

Series 2009-17, Class QS, IF, IO, 6.57%, 3/25/2039 (a)	93	15

Series 2009-62, Class HJ, 6.00%, 5/25/2039	69	72

Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	243	36

Series 2009-47, Class MT, 7.00%, 7/25/2039	15	18

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-69, PO, 9/25/2039	95	87

Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	159	28

Series 2009-84, Class WS, IF, IO, 5.82%, 10/25/2039 (a)	83	13

Series 2009-92, Class AD, 6.00%, 11/25/2039	147	161

Series 2009-103, Class MB, 2.11%, 12/25/2039 (a)	481	502

Series 2009-99, Class SC, IF, IO, 6.10%, 12/25/2039 (a)	63	10

Series 2009-99, Class WA, 6.29%, 12/25/2039 (a)	366	419

Series 2009-113, Class FB, 0.63%, 1/25/2040 (a)	142	144

Series 2009-112, Class ST, IF, IO, 6.17%, 1/25/2040 (a)	203	37

Series 2010-1, Class WA, 6.22%, 2/25/2040 (a)	710	808

Series 2010-23, Class KS, IF, IO, 7.02%, 2/25/2040 (a)	160	27

Series 2010-16, Class WB, 6.18%, 3/25/2040 (a)	1,301	1,490

Series 2010-16, Class WA, 6.44%, 3/25/2040 (a)	609	690

Series 2010-49, Class SC, IF, 12.49%, 3/25/2040 (a)	244	312

Series 2010-40, Class FJ, 0.68%, 4/25/2040 (a)	105	106

Series 2010-35, Class SB, IF, IO, 6.34%, 4/25/2040 (a)	198	32

Series 2010-43, Class FD, 0.68%, 5/25/2040 (a)	283	288

Series 2010-42, Class S, IF, IO, 6.32%, 5/25/2040 (a)	80	13

Series 2010-61, Class WA, 6.02%, 6/25/2040 (a)	229	264

Series 2010-68, Class SA, IF, IO, 4.92%, 7/25/2040 (a)	515	72

Series 2010-103, Class ME, 4.00%, 9/25/2040	576	628

Series 2010-111, Class AM, 5.50%, 10/25/2040	671	795

Series 2010-123, Class FL, 0.51%, 11/25/2040’ (a)	66	67

Series 2010-125, Class SA, IF, IO, 4.36%, 11/25/2040 (a)	506	64

Series 2010-130, Class CY, 4.50%, 11/25/2040	2,299	2,540

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2010-147, Class SA, IF, IO, 6.45%, 1/25/2041 (a)	1,802	397

Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,959

Series 2011-30, Class LS, IO, 1.60%, 4/25/2041 (a)	395	26

Series 2011-75, Class FA, 0.63%, 8/25/2041 (a)	78	79

Series 2011-118, Class LB, 7.00%, 11/25/2041	633	771

Series 2011-118, Class MT, 7.00%, 11/25/2041	1,048	1,271

Series 2011-118, Class NT, 7.00%, 11/25/2041	1,022	1,231

Series 2013-2, Class LZ, 3.00%, 2/25/2043	211	215

Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,990	2,103

Series 2013-92, PO, 9/25/2043	1,248	1,141

Series 2013-101, Class DO, PO, 10/25/2043	1,355	1,180

Series 2018-11, Class LA, 3.50%, 7/25/2045	2,829	2,936

Series 2018-63, Class DA, 3.50%, 9/25/2048	1,597	1,699

Series 2018-68, Class DZ, 4.00%, 9/25/2048	2,074	2,202

Series 2019-20, Class H, 3.50%, 5/25/2049	2,635	2,795

Series 2019-32, Class SD, IF, IO, 5.97%, 6/25/2049 (a)	6,588	955

Series 2010-103, Class SB, IF, IO, 6.02%, 11/25/2049 (a)	628	75

Series 2020-36, Class SH, IF, IO, 5.97%, 6/25/2050 (a)	19,206	3,706

Series 2020-61, Class SB, IF, IO, 4.12%, 9/25/2050 (a)	14,082	1,720

Series 2011-2, Class WA, 5.85%, 2/25/2051 (a)	126	144

Series 2011-43, Class WA, 5.82%, 5/25/2051 (a)	183	212

Series 2011-58, Class WA, 5.50%, 7/25/2051 (a)	370	433

Series 2012-21, Class WA, 5.64%, 3/25/2052 (a)	807	940

Series 2019-7, Class CA, 3.50%, 11/25/2057	16,040	17,095

FNMA, REMIC Trust

Series 2006-72, Class GO, PO, 8/25/2036	103	99

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, REMIC Trust, Whole Loan

Series 2004-W4, Class A7, 5.50%, 6/25/2034	573	656

Series 2007-W2, Class 1A1, 0.40%, 3/25/2037 (a)	193	194

Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	96	105

Series 2007-W7, Class 1A4, HB, IF, 38.67%, 7/25/2037 (a)	14	24

Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	359	395

Series 2002-W10, IO, 0.92%, 8/25/2042 (a)	1,442	27

Series 2003-W4, Class 2A, 5.66%, 10/25/2042 (a)	22	26

Series 2003-W1, Class 1A1, 5.09%, 12/25/2042 (a)	165	181

Series 2003-W1, Class 2A, 5.59%, 12/25/2042 (a)	106	118

Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	365	436

Series 2006-W3, Class 2A, 6.00%, 9/25/2046	141	159

Series 2006-W3, Class 1AF1, 0.33%, 10/25/2046 (a)	104	103

Series 2009-W1, Class A, 6.00%, 12/25/2049	703	812

FNMA, REMIC, Whole Loan

Series 2007-101, Class A2, 0.33%, 6/27/2036 (a)	211	208

Series 2007-54, Class FA, 0.48%, 6/25/2037 (a)	97	98

Series 2007-64, Class FB, 0.45%, 7/25/2037 (a)	168	170

Series 2007-106, Class A7, 6.25%, 10/25/2037 (a)	50	59

Series 2003-7, Class A1, 6.50%, 12/25/2042	198	228

FNMA, STRIPS

Series 213, Class 2, IO, 8.00%, 3/25/2023	15	—	(b)

Series 218, Class 2, IO, 7.50%, 4/25/2023	25	1

Series 265, Class 2, 9.00%, 3/25/2024	1	1

Series 300, Class 1, PO, 9/25/2024	34	34

Series 293, Class 1, PO, 12/25/2024	70	69

Series 285, Class 1, PO, 2/25/2027	2	2

Series 331, Class 13, IO, 7.00%, 11/25/2032	110	20

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	297

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	50	7

Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	113	14

Series 356, Class 3, IO, 5.00%, 1/25/2035	136	19

Series 365, Class 8, IO, 5.50%, 5/25/2036	171	34

Series 373, Class 1, PO, 7/25/2036	1,094	1,038

Series 374, Class 5, IO, 5.50%, 8/25/2036	69	12

Series 393, Class 6, IO, 5.50%, 4/25/2037	29	4

Series 383, Class 32, IO, 6.00%, 1/25/2038	154	36

Freedom Frn 0.00%, 3/25/2022	18,000	18,000

GMACM Mortgage Loan Trust

Series 2005-AR3, Class 3A4, 3.09%, 6/19/2035 (a)	300	292

GNMA

Series 1999-4, Class ZB, 6.00%, 2/20/2029	51	51

Series 2001-35, Class SA, IF, IO, 8.15%, 8/16/2031 (a)	38	—	(b)

Series 2003-24, PO, 3/16/2033	5	5

Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	195	17

Series 2003-90, PO, 10/20/2033	15	15

Series 2010-41, Class WA, 5.83%, 10/20/2033 (a)	699	784

Series 2003-112, Class SA, IF, IO, 6.45%, 12/16/2033 (a)	230	24

Series 2004-28, Class S, IF, 19.40%, 4/16/2034 (a)	61	86

Series 2004-46, Class AO, PO, 6/20/2034	81	77

Series 2004-73, Class AE, IF, 14.66%, 8/17/2034 (a)	2	2

Series 2010-103, Class WA, 5.70%, 8/20/2034 (a)	378	431

Series 2004-73, Class JL, IF, IO, 6.45%, 9/16/2034 (a)	796	153

Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	18	20

Series 2004-90, Class SI, IF, IO, 6.01%, 10/20/2034 (a)	245	37

Series 2005-68, Class DP, IF, 16.20%, 6/17/2035 (a)	65	80

Series 2010-14, Class CO, PO, 8/20/2035	540	507

Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	710	104

Series 2005-72, Class AZ, 5.50%, 9/20/2035	462	522

Series 2005-68, Class KI, IF, IO, 6.21%, 9/20/2035 (a)	447	91

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-85, IO, 5.50%, 11/16/2035	186	22

Series 2010-14, Class BO, PO, 11/20/2035	89	84

Series 2006-16, Class OP, PO, 3/20/2036	79	74

Series 2006-22, Class AO, PO, 5/20/2036	54	53

Series 2006-38, Class SW, IF, IO, 6.41%, 6/20/2036 (a)	70	3

Series 2006-34, PO, 7/20/2036	45	44

Series 2006-59, Class SD, IF, IO, 6.61%, 10/20/2036 (a)	68	10

Series 2011-22, Class WA, 5.88%, 2/20/2037 (a)	1,027	1,178

Series 2007-57, PO, 3/20/2037	146	142

Series 2007-17, Class JO, PO, 4/16/2037	63	57

Series 2007-17, Class JI, IF, IO, 6.71%, 4/16/2037 (a)	455	99

Series 2010-129, Class AW, 5.94%, 4/20/2037 (a)	381	436

Series 2007-31, Class AO, PO, 5/16/2037	330	300

Series 2007-25, Class FN, 0.40%, 5/16/2037 (a)	51	52

Series 2007-28, Class BO, PO, 5/20/2037	10	10

Series 2007-26, Class SC, IF, IO, 6.11%, 5/20/2037 (a)	201	32

Series 2007-36, Class HO, PO, 6/16/2037	10	9

Series 2007-36, Class SE, IF, IO, 6.37%, 6/16/2037 (a)	193	22

Series 2007-36, Class SG, IF, IO, 6.38%, 6/20/2037 (a)	299	43

Series 2007-45, Class QA, IF, IO, 6.55%, 7/20/2037 (a)	93	13

Series 2007-40, Class SD, IF, IO, 6.66%, 7/20/2037 (a)	225	35

Series 2007-42, Class SB, IF, IO, 6.66%, 7/20/2037 (a)	223	35

Series 2007-50, Class AI, IF, IO, 6.69%, 8/20/2037 (a)	142	2

Series 2008-20, PO, 9/20/2037	14	14

Series 2007-53, Class SW, IF, 19.94%, 9/20/2037 (a)	28	37

Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	88	4

Series 2009-79, Class OK, PO, 11/16/2037	140	132

Series 2007-74, Class SL, IF, IO, 6.44%, 11/16/2037 (a)	635	73

Series 2007-76, Class SA, IF, IO, 6.44%, 11/20/2037 (a)	184	23

Series 2007-79, Class SY, IF, IO, 6.46%, 12/20/2037 (a)	245	34

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2008-2, Class MS, IF, IO, 7.06%, 1/16/2038 (a)	134	24

Series 2008-1, PO, 1/20/2038	31	30

Series 2015-137, Class WA, 5.52%, 1/20/2038 (a)	285	334

Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	419	50

Series 2008-10, Class S, IF, IO, 5.74%, 2/20/2038 (a)	101	12

Series 2009-106, Class ST, IF, IO, 5.91%, 2/20/2038 (a)	596	93

Series 2008-33, Class XS, IF, IO, 7.60%, 4/16/2038 (a)	103	17

Series 2012-52, Class WA, 6.18%, 4/20/2038 (a)	2,397	2,808

Series 2008-36, Class SH, IF, IO, 6.21%, 4/20/2038 (a)	217	1

Series 2008-40, Class SA, IF, IO, 6.30%, 5/16/2038 (a)	872	155

Series 2008-55, Class SA, IF, IO, 6.11%, 6/20/2038 (a)	107	16

Series 2008-62, Class SA, IF, IO, 6.06%, 7/20/2038 (a)	665	78

Series 2012-59, Class WA, 5.58%, 8/20/2038 (a)	452	518

Series 2008-71, Class SC, IF, IO, 5.91%, 8/20/2038 (a)	39	5

Series 2009-25, Class SE, IF, IO, 7.51%, 9/20/2038 (a)	105	16

Series 2011-97, Class WA, 6.12%, 11/20/2038 (a)	1,063	1,239

Series 2008-93, Class AS, IF, IO, 5.61%, 12/20/2038 (a)	173	22

Series 2011-163, Class WA, 5.88%, 12/20/2038 (a)	1,112	1,292

Series 2008-96, Class SL, IF, IO, 5.91%, 12/20/2038 (a)	124	11

Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	19	1

Series 2008-95, Class DS, IF, IO, 7.21%, 12/20/2038 (a)	420	63

Series 2009-6, Class SA, IF, IO, 6.00%, 2/16/2039 (a)	135	12

Series 2009-10, Class SA, IF, IO, 5.86%, 2/20/2039 (a)	230	33

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	704	87

Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	156	27

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	181	39

Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	52	7

Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	124	21

Series 2009-43, Class SA, IF, IO, 5.86%, 6/20/2039 (a)	151	19

Series 2009-42, Class SC, IF, IO, 5.99%, 6/20/2039 (a)	282	41

Series 2009-64, Class SN, IF, IO, 6.00%, 7/16/2039 (a)	233	29

Series 2009-54, Class JZ, 5.50%, 7/20/2039	1,098	1,269

Series 2009-67, Class SA, IF, IO, 5.95%, 8/16/2039 (a)	218	29

Series 2009-72, Class SM, IF, IO, 6.15%, 8/16/2039 (a)	397	59

Series 2009-104, Class AB, 7.00%, 8/16/2039	234	251

Series 2009-106, Class AS, IF, IO, 6.30%, 11/16/2039 (a)	468	85

Series 2015-91, Class W, 5.25%, 5/20/2040 (a)	853	982

Series 2013-75, Class WA, 5.14%, 6/20/2040 (a)	441	504

Series 2011-137, Class WA, 5.58%, 7/20/2040 (a)	1,471	1,720

Series 2010-130, Class CP, 7.00%, 10/16/2040	299	356

Series 2010-157, Class OP, PO, 12/20/2040	742	705

Series 2020-187, Class WA, 3.75%, 7/16/2041 (a)	6,871	7,555

Series 2011-100, Class MY, 4.00%, 7/20/2041	1,300	1,431

Series 2012-24, Class WA, 5.60%, 7/20/2041 (a)	2,174	2,506

Series 2013-26, Class AK, 4.71%, 9/20/2041 (a)	1,056	1,199

Series 2014-188, Class W, 4.59%, 10/20/2041 (a)	995	1,107

Series 2012-141, Class WA, 4.53%, 11/16/2041 (a)	3,220	3,599

Series 2012-141, Class WC, 3.67%, 1/20/2042 (a)	1,658	1,814

Series 2012-141, Class WB, 3.98%, 9/16/2042 (a)	2,291	2,556

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	299

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2012-138, Class PT, 3.97%, 11/16/2042 (a)	2,633	2,926

Series 2013-54, Class WA, 4.88%, 11/20/2042 (a)	1,636	1,861

Series 2017-99, Class PT, 6.01%, 8/20/2044 (a)	967	1,138

Series 2021-103, Class WA, 4.30%, 6/20/2045 (a)	5,011	5,603

Series 2019-31, Class HC, 3.50%, 5/20/2046	4,087	4,216

Series 2018-160, Class PA, 3.50%, 7/20/2046	3,495	3,623

Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	2,646	306

Series 2019-111, IO, 5.00%, 4/20/2049	10,588	1,144

Series 2019-65, Class ST, IF, IO, 5.96%, 5/20/2049 (a)	12,712	1,759

Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	7,935	847

Series 2019-112, Class GS, IF, IO, 5.98%, 9/20/2049 (a)	3,438	461

Series 2019-112, Class SG, IF, IO, 6.01%, 9/20/2049 (a)	5,043	629

Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	8,615	1,120

Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	29,958	4,510

Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	20,176	3,059

Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	13,440	2,477

Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	17,521	3,184

Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	25,446	3,786

Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	17,155	2,607

Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	25,296	3,268

Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	28,071	4,034

Series 2020-149, Class SH, IF, IO, 3.56%, 10/20/2050 (a)	26,528	2,917

Series 2020-149, Class TS, IF, IO, 3.56%, 10/20/2050 (a)	22,273	2,670

Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	28,743	4,059

Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	21,910	2,881

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	25,784	3,037

Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	16,692	2,322

Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	13,024	2,069

Series 2012-H24, Class FG, 0.53%, 4/20/2060 (a)	17	17

Series 2013-H03, Class FA, 0.40%, 8/20/2060 (a)	5	5

Series 2013-H05, Class FB, 0.50%, 2/20/2062 (a)	27	27

Series 2013-H07, Class MA, 0.65%, 4/20/2062 (a)	7	7

Series 2012-H08, Class FC, 0.67%, 4/20/2062 (a)	1,989	1,999

Series 2013-H02, Class HF, 0.40%, 11/20/2062 (a)	14	14

Series 2013-H01, Class JA, 0.42%, 1/20/2063 (a)	2,236	2,236

Series 2013-H04, Class SA, 0.52%, 2/20/2063 (a)	1,752	1,757

Series 2013-H08, Class BF, 0.50%, 3/20/2063 (a)	861	863

Series 2013-H07, Class HA, 0.51%, 3/20/2063 (a)	2,661	2,666

Series 2013-H09, Class HA, 1.65%, 4/20/2063	142	143

Series 2013-H19, Class FB, 0.70%, 8/20/2063 (a)	4,155	4,179

Series 2014-H17, Class FC, 0.60%, 7/20/2064 (a)	652	655

Series 2015-H11, Class FC, 0.65%, 5/20/2065 (a)	29,208	29,364

Series 2015-H24, Class FA, 0.75%, 9/20/2065 (a)	1,883	1,900

Series 2015-H32, Class FH, 0.76%, 12/20/2065 (a)	3,199	3,235

Series 2016-H13, Class FD, 0.53%, 5/20/2066 (a)	3,909	3,879

Series 2016-H11, Class FD, 0.68%, 5/20/2066 (a)	1,784	1,785

Series 2016-H13, Class FT, 0.68%, 5/20/2066 (a)	1,549	1,554

Series 2016-H16, Class FC, 0.63%, 7/20/2066 (a)	5,653	5,651

Series 2016-H23, Class F, 0.85%, 10/20/2066 (a)	1,926	1,949

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2016-H26, Class FC, 1.10%, 12/20/2066 (a)	1,306	1,334

Series 2017-H05, Class FC, 0.85%, 2/20/2067 (a)	1,365	1,383

Series 2017-H08, Class XI, IO, 2.18%, 3/20/2067 (a)	5,459	516

Series 2017-H11, Class XI, IO, 2.01%, 5/20/2067 (a)	14,342	1,233

Series 2017-H14, Class XI, IO, 1.68%, 6/20/2067 (a)	6,249	464

Series 2017-H14, Class AI, IO, 2.03%, 6/20/2067 (a)	7,590	728

Series 2020-H11, Class GI, IO, 3.35%, 7/20/2067 (a)	6,640	473

Series 2017-H16, Class F, 0.29%, 8/20/2067 (a)	3,567	3,526

Series 2017-H17, Class FQ, 0.72%, 9/20/2067 (a)	4,528	4,508

Series 2017-H25, Class HI, IO, 2.13%, 10/20/2067 (a)	28,103	1,185

Series 2018-H04, Class FE, 0.36%, 2/20/2068 (a)	1,600	1,580

Series 2018-H13, Class DF, 0.26%, 7/20/2068 (a)	4,470	4,412

Series 2019-H09, Class IB, IO, 1.82%, 4/20/2069 (a)	16,264	576

Series 2019-H14, Class IE, IO, 0.91%, 5/20/2069 (a)	51,999	1,372

Series 2019-H10, Class IB, IO, 2.10%, 5/20/2069 (a)	24,196	946

Series 2019-H12, Class JI, IO, 2.09%, 7/20/2069 (a)	22,148	1,034

Series 2019-H14, Class KI, IO, 2.32%, 7/20/2069 (a)	15,228	809

Series 2019-H15, Class IJ, IO, 2.30%, 8/20/2069 (a)	15,818	1,069

Series 2019-H18, Class CI, IO, 1.14%, 10/20/2069 (a)	31,119	2,322

Series 2019-H18, Class KI, IO, 2.40%, 11/20/2069 (a)	17,662	920

Series 2020-H02, Class DI, IO, 2.32%, 12/20/2069 (a)	22,847	1,359

Series 2020-H04, Class FH, 0.70%, 2/20/2070 (a)	4,906	4,986

Series 2020-H05, Class FK, 0.70%, 3/20/2070 (a)	5,602	5,695

Series 2020-H05, IO, 1.06%, 3/20/2070 (a)	31,400	2,421

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-H07, Class DI, IO, 1.21%, 4/20/2070 (a)	42,107	3,666

Series 2020-H09, Class IE, IO, 1.80%, 5/20/2070 (a)	12,308	918

Series 2020-H13, Class EF, 0.64%, 8/20/2070 (a)	19,489	19,717

Series 2020-H13, Class FE, 0.64%, 8/20/2070 (a)	35,218	35,630

Series 2020-H17, Class IJ, IO, 1.20%, 10/20/2070 (a)	18,772	1,287

Series 2020-H17, Class IK, IO, 1.36%, 10/20/2070 (a)	59,409	4,918

Series 2020-H19, Class FA, 0.59%, 11/20/2070 (a)	15,581	15,759

Series 2021-H01, Class AI, IO, 1.37%, 11/20/2070 (a)	113,956	9,285

Series 2020-H22, Class JI, IO, 1.03%, 12/20/2070 (a)	179,802	12,516

Series 2020-H22, Class IH, IO, 1.04%, 12/20/2070 (a)	14,859	1,051

Series 2020-H21, Class FL, 1.34%, 12/20/2070 (a)	19,317	20,394

Series 2021-H01, Class DI, IO, 1.83%, 12/20/2070 (a)	37,498	4,078

Series 2021-H02, Class JI, IO, 0.75%, 1/20/2071 (a)	35,258	2,305

Series 2021-H02, Class IH, IO, 0.87%, 1/20/2071 (a)	32,154	2,309

Series 2021-H02, Class IJ, IO, 1.04%, 1/20/2071 (a)	164,131	11,273

Series 2021-H02, Class HI, IO, 1.07%, 1/20/2071 (a)	64,453	3,093

Series 2021-H02, Class F, 1.37%, 1/20/2071 (a)	40,879	43,399

Series 2021-H02, Class TF, 1.37%, 1/20/2071 (a)	11,867	12,605

Series 2021-H03, Class IE, IO, 0.64%, 2/20/2071 ‡ (a)	12,849	635

Series 2021-H03, Class IN, IO, 0.70%, 2/20/2071 (a)	70,033	4,462

Series 2021-H05, Class IQ, IO, 0.80%, 2/20/2071 (a)	108,100	5,817

Series 2021-H03, Class NI, IO, 0.81%, 2/20/2071 (a)	42,291	2,931

Series 2021-H03, Class IP, IO, 0.89%, 2/20/2071 (a)	55,768	3,757

Series 2021-H03, Class TI, IO, 0.92%, 2/20/2071 (a)	44,760	3,563

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	301

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2021-H03, Class PI, IO, 1.01%, 2/20/2071 (a)	47,517	3,195

Series 2021-H03, Class LF, 1.37%, 2/20/2071 (a)	19,772	21,014

Series 2021-H05, Class QI, IO, 0.52%, 3/20/2071 (a)	140,737	5,540

Series 2021-H06, Class IA, IO, 0.53%, 3/20/2071 (a)	22,925	1,136

Series 2021-H06, Class LF, 1.55%, 3/20/2071 (a)	51,194	55,255

Series 2021-H06, Class QI, IO, 0.45%, 4/20/2071 (a)	50,948	2,383

Series 2021-H06, IO, 0.93%, 4/20/2071 (a)	95,106	7,081

Series 21-H14, Class IY, IO, 0.20%, 9/20/2071(a)(c)	33,000	763

Goodgreen Trust

Series 2017-R1, 5.00%, 10/20/2051 ‡	2,091	2,073

GSMPS Mortgage Loan Trust

Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (d)	211	212

Series 2004-4, Class 1AF, 0.48%, 6/25/2034 (a) (d)	114	102

Series 2005-RP2, Class 1AF, 0.43%, 3/25/2035 (a) (d)	212	198

Series 2005-RP3, Class 1AF, 0.44%, 9/25/2035 (a) (d)	1,378	1,177

Series 2005-RP3, Class 1AS, IO, 4.22%, 9/25/2035 ‡ (a) (d)	627	74

Series 2006-RP2, Class 1AS2, IF, IO, 4.30%, 4/25/2036 ‡ (a) (d)	1,235	187

GSR Mortgage Loan Trust

Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	168	173

Series 2003-13, Class 1A1, 2.63%, 10/25/2033 (a)	34	36

Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	14	16

Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	169	176

Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	197	202

Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	121	126

Series 2005-5F, Class 8A3, 0.58%, 6/25/2035 (a)	31	30

Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	323	336

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-1F, Class 1AP, PO, 2/25/2036 ‡	91	70

Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,497	1,052

Headlands Residential LLC

Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (d) (e)	1,687	1,695

Series 2018-RPL1, Class A, 3.88%, 8/25/2024 (d) (e)	3,570	3,592

Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (d) (e)	3,325	3,350

Home RE Ltd. (Bermuda)

Series 2021-2, Class M1B, 1.65%, 1/25/2034 (a) (d)	3,095	3,097

Impac CMB Trust

Series 2005-2, Class 2M1, 0.87%, 4/25/2035 ‡ (a)	49	48

Impac Secured Assets CMN Owner Trust

Series 2001-8, Class A6, 6.44%, 1/25/2032	286	298

IndyMac INDX Mortgage Loan Trust

Series 2006-AR3, Class 2A1A, 2.97%, 3/25/2036 (a)	92	81

JPMorgan Mortgage Trust

Series 2006-A2, Class 5A2, 2.43%, 11/25/2033 (a)	140	142

Series 2006-A2, Class 5A3, 2.43%, 11/25/2033 (a)	254	256

Series 2004-A3, Class 4A1, 2.30%, 7/25/2034 (a)	15	15

Series 2006-A2, Class 4A1, 2.23%, 8/25/2034 (a)	194	204

Series 2006-A3, Class 6A1, 2.58%, 8/25/2034 (a)	75	76

Series 2004-A4, Class 1A1, 2.24%, 9/25/2034 (a)	28	28

Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	8	8

Series 2005-A1, Class 3A4, 2.65%, 2/25/2035 (a)	110	109

Series 2007-A1, Class 5A2, 2.54%, 7/25/2035 (a)	83	84

Legacy Mortgage Asset Trust

Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (d) (e)	4,288	4,307

Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (d) (e)	4,703	4,711

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Lehman Mortgage Trust

Series 2006-2, Class 1A1, 5.94%, 4/25/2036 (a)	208		175

Series 2007-6, Class 1A8, 6.00%, 7/25/2037	55		55

Series 2008-2, Class 1A6, 6.00%, 3/25/2038	356		183

LHOME Mortgage Trust

Series 2019-RTL2, Class A1, 3.84%, 3/25/2024 (d)	1,634		1,639

Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (d)	5,500		5,537

Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (d)	7,250		7,304

Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (d)	4,805		4,794

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 2.66%, 4/21/2034 (a)	49		50

Series 2004-3, Class 4A2, 2.23%, 4/25/2034 (a)	28		29

Series 2004-4, Class 2A1, 2.22%, 5/25/2034 (a)	18		17

Series 2004-13, Class 3A7, 2.75%, 11/21/2034 (a)	271		273

Series 2004-15, Class 3A1, 2.62%, 12/25/2034 (a)	35		35

MASTR Alternative Loan Trust

Series 2003-8, Class 5A1, 5.00%, 11/25/2018	—	(b)	—	(b)

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	4		4

Series 2003-4, Class 2A1, 6.25%, 6/25/2033	166		174

Series 2003-8, Class 3A1, 5.50%, 12/25/2033	2		2

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	48		50

Series 2004-1, Class 30, PO, 2/25/2034 ‡	43		37

Series 2004-3, Class 30, PO, 4/25/2034 ‡	92		78

Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034 ‡	57		10

Series 2004-3, Class 2A1, 6.25%, 4/25/2034	133		135

Series 2004-5, Class 30, PO, 6/25/2034 ‡	111		93

Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034 ‡	31		4

Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034 ‡	45		6

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	465		487

Series 2004-7, Class 30, PO, 8/25/2034 ‡	26		22

Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034 ‡	128		18

Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035 ‡	902		143

MASTR Asset Securitization Trust

Series 2003-11, Class 15, PO, 12/25/2018 ‡	—	(b)	—	(b)

Series 2003-12, Class 6A1, 5.00%, 12/25/2033	38		39

Series 2004-P7, Class A6, 5.50%, 12/27/2033 (d)	47		47

Series 2004-1, Class 30, PO, 2/25/2034 ‡	6		5

Series 2004-3, PO, 3/25/2034 ‡	3		3

MASTR Reperforming Loan Trust

Series 2005-2, Class 1A1F, 0.44%, 5/25/2035 (a) (d)	1,333		709

MASTR Resecuritization Trust

Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (d)	70		58

Merrill Lynch Mortgage Investors Trust

Series 2003-A, Class 2A2, 0.97%, 3/25/2028 (a)	47		47

Series 2003-E, Class A1, 0.70%, 10/25/2028 (a)	271		274

Series 2003-F, Class A1, 0.72%, 10/25/2028 (a)	379		381

Series 2004-D, Class A2, 0.87%, 9/25/2029 (a)	201		196

Series 2004-E, Class A2A, 0.91%, 11/25/2029 (a)	76		78

Series 2003-A5, Class 2A6, 2.02%, 8/25/2033 (a)	85		86

Series 2004-A4, Class A2, 2.62%, 8/25/2034 (a)	164		167

Series 2004-1, Class 2A1, 2.08%, 12/25/2034 (a)	151		153

Merrill Lynch Mortgage Investors Trust MLMI

Series 2003-A4, Class 2A, 2.44%, 7/25/2033 (a)	51		51

Series 2005-A1, Class 3A, 2.84%, 12/25/2034 (a)	21		22

Morgan Stanley Mortgage Loan Trust

Series 2004-3, Class 4A, 5.65%, 4/25/2034 (a)	230		244

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	303

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

MortgageIT Trust

Series 2005-5, Class A1, 0.60%, 12/25/2035 (a)	41		42

MRA Issuance Trust

Series 2021-EBO5, Class A1X, 1.85%, 2/16/2022 (a) (d)	18,400		18,413

Series 2021-EBO7, Class A1X, 2.85%, 2/16/2022 (a) (d)	18,400		18,405

Series 2021-EBO2, Class A, 2.83%, 12/31/2049 (a) (d)	15,300		15,300

NACC Reperforming Loan REMIC Trust

Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (d)	223		221

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	23		24

Series 2003-A1, Class A1, 5.50%, 5/25/2033	5		6

Series 2003-A1, Class A2, 6.00%, 5/25/2033	15		15

P-stla

7.25%, 10/11/2026 ‡	3,200		3,200

Prime Mortgage Trust

Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	156		158

Series 2005-4, Class 2, PO, 10/25/2035 ‡	73		76

PRPM

Series 2019-GS1, Class A1, 3.50%, 10/25/2024 (a) (d)	1,897		1,904

PRPM LLC

Series 2020-5, Class A1, 3.10%, 11/25/2025 (d) (e)	6,485		6,531

Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (d)	14,093		14,132

Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (d)	7,123		7,140

Radnor RE Ltd. (Bermuda)

Series 2021-1, Class M1B, 1.75%, 12/27/2033 ‡ (a) (d)	3,000		3,002

RALI Trust

Series 2002-QS16, Class A3, IF, 16.45%, 10/25/2017 (a)	—	(b)	—	(b)

Series 2003-QS9, Class A3, IF, IO, 7.46%, 5/25/2018 ‡ (a)	1		—	(b)

Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(b)	—

Series 2003-QS12, Class A2A, IF, IO, 7.52%, 6/25/2018 ‡ (a)	—	(b)	—

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	3	2

Series 2004-QA4, Class NB3, 2.93%, 9/25/2034 ‡ (a)	83	84

Series 2004-QA6, Class NB2, 2.89%, 12/26/2034 (a)	67	60

Series 2005-QA6, Class A32, 3.50%, 5/25/2035 (a)	551	374

Series 2005-QA10, Class A31, 3.83%, 9/25/2035 (a)	71	62

Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	139	136

RBSSP Resecuritization Trust

Series 2009-12, Class 1A1, 5.16%, 11/25/2033 (a) (d)	11	11

Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (a) (d)	33	32

Repo Buyer

8.32%, 5/14/2022 ‡	5,499	5,499

Repo Buyer RRI Trust

3.06%, 4/14/2055 ‡	4,013	4,011

Residential Asset Securitization Trust

Series 2003-A5, Class A1, 5.50%, 6/25/2033	100	102

Series 2004-IP2, Class 1A1, 2.79%, 12/25/2034 (a)	290	307

Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036 ‡	599	114

Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	214	169

RFMSI Trust

Series 2005-SA4, Class 1A1, 2.53%, 9/25/2035 (a)	68	61

RMIP

5.60%, 8/25/2021 ‡	1,636	1,608

Seasoned Credit Risk Transfer Trust

Series 2018-1, Class M60C, 3.50%, 5/25/2057	17,958	19,151

Series 2017-4, Class M60C, 3.50%, 6/25/2057	17,296	18,516

Series 2017-4, Class MT, 3.50%, 6/25/2057 ‡	3,240	3,561

Series 2018-3, Class M55D, 4.00%, 8/25/2057 (a)	11,577	12,684

Series 2018-2, Class M55D, 4.00%, 11/25/2057	14,521	15,809

Series 2019-1, Class M55D, 4.00%, 7/25/2058	4,281	4,719

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	3,447	3,797

Series 2019-4, Class M55D, 4.00%, 2/25/2059	3,292	3,631

Series 2020-1, Class M55G, 3.00%, 8/25/2059	5,450	5,791

Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	8,854	9,442

Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	15,413	16,313

Sequoia Mortgage Trust

Series 2003-1, Class 1A, 0.85%, 4/20/2033 (a)	187	189

Series 2004-8, Class A1, 0.79%, 9/20/2034 (a)	340	337

Series 2004-8, Class A2, 0.90%, 9/20/2034 (a)	306	313

Series 2004-9, Class A1, 0.77%, 10/20/2034 (a)	824	806

Series 2004-10, Class A1A, 0.71%, 11/20/2034 (a)	321	318

Structured Asset Mortgage Investments II Trust

Series 2004-AR5, Class 1A1, 0.75%, 10/19/2034 (a)	442	436

Series 2005-AR5, Class A3, 0.59%, 7/19/2035 (a)	681	691

Structured Asset Securities Corp.

Series 2003-37A, Class 2A, 2.21%, 12/25/2033 (a)	586	589

Structured Asset Securities Corp. Mortgage Pass-Through Certificates

Series 2003-34A, Class 3A3, 2.83%, 11/25/2033 (a)	76	78

Thornburg Mortgage Securities Trust

Series 2003-4, Class A1, 0.72%, 9/25/2043 (a)	28	28

Series 2004-1, Class II2A, 1.46%, 3/25/2044 ‡ (a)	21	21

Toorak Mortgage Corp. Ltd.

Series 2019-2, Class A1, 3.72%, 9/25/2022 (e)	3,440	3,472

Towd Point Mortgage Trust

Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (d)	9,756	9,964

Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (d)	10,250	10,398

TVC Mortgage Trust

Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (d)	6,660	6,704

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Two Harbors

Series 2021-FNT1, Class A, 3.65%, 3/25/2020	18,000	18,049

VCAT LLC

Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (d) (e)	6,090	6,109

Vendee Mortgage Trust

Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	420	443

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	121	135

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	64	71

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	146	164

Series 1998-1, Class 2E, 7.00%, 3/15/2028	109	121

vMobo, Inc.

7.50%, 5/31/2024	10,190	10,190

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-S1, Class A5, 5.50%, 4/25/2033	141	145

Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	56	57

Series 2003-AR7, Class A7, 2.38%, 8/25/2033 (a)	144	148

Series 2003-AR8, Class A, 2.66%, 8/25/2033 (a)	114	117

Series 2003-AR9, Class 2A, 2.40%, 9/25/2033 (a)	77	77

Series 2003-AR9, Class 1A6, 2.63%, 9/25/2033 (a)	428	430

Series 2003-S9, Class P, PO, 10/25/2033 ‡	8	7

Series 2003-AR11, Class A6, 2.80%, 10/25/2033 (a)	289	292

Series 2003-S9, Class A8, 5.25%, 10/25/2033	350	359

Series 2004-AR3, Class A1, 2.59%, 6/25/2034 (a)	24	25

Series 2004-AR3, Class A2, 2.59%, 6/25/2034 (a)	164	169

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	406	419

Series 2006-AR10, Class 2P, 2.87%, 9/25/2036 ‡ (a)	39	34

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-1, Class 1A1, 5.50%, 3/25/2035	42	43

Series 2005-2, Class 1A4, IF, IO, 4.96%, 4/25/2035 ‡ (a)	2,260	305

Series 2005-4, Class CB7, 5.50%, 6/25/2035	284	286

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	305

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-6, Class 2A4, 5.50%, 8/25/2035	190	188

Series 2005-11, Class A4, IF, IO, 4.86%, 1/25/2036 ‡ (a)	3,260	445

Washington Mutual MSC Mortgage Pass-Through Certificates Trust

Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	166	179

Wells Fargo Mortgage-Backed Securities Trust

Series 2004-U, Class A1, 2.87%, 10/25/2034 (a)	319	317

Series 2007-7, Class A7, 6.00%, 6/25/2037	121	120

Total Collateralized Mortgage Obligations (Cost $1,244,240)		1,260,687

Asset-Backed Securities — 8.8%

Accelerated Assets LLC

Series 2018-1, Class B, 4.51%, 12/2/2033 ‡ (d)	1,851	1,913

Ajax Mortgage Loan Trust

Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (d) (e)	8,315	8,305

American Homes 4 Rent

Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (d)	1,766	1,875

Series 2015-SFR1, Class D, 4.41%, 4/17/2052 ‡ (d)	4,390	4,682

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (d)	3,975	4,308

American Homes 4 Rent Trust

Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (d)	3,026	3,219

Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (d)	4,085	4,396

Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (d)	1,500	1,639

Series 2014-SFR3, Class B, 4.20%, 12/17/2036 ‡ (d)	4,350	4,630

Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (d)	1,570	1,683

Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (d)	3,650	3,933

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (d)	3,172	3,496

Series 2015-SFR2, Class A, 3.73%, 10/17/2052 ‡ (d)	1,796	1,926

Series 2015-SFR2, Class C, 4.69%, 10/17/2052 ‡ (d)	7,186	7,841

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (d)	3,100	3,399

Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (d)	3,600	4,024

AMSR Trust

Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (d)	4,000	3,976

Camillo Issuer LLC

Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	3,752	3,851

Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (d)	2,754	2,833

Cars Net Lease Mortgage Notes

Series 2020-1A, Class A3, 3.10%, 12/15/2050 (d)	1,141	1,184

CARS-DB4 LP

Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (d)	11,500	11,909

CFMT LLC

Series 2020-HB4, Class A, 0.95%, 12/26/2030 (a) (d)	6,204	6,215

Chase Funding Trust

Series 2002-3, Class 1A5, 5.91%, 6/25/2032 ‡ (e)	618	619

Series 2003-4, Class 1A5, 5.92%, 5/25/2033 ‡ (e)	349	357

Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (e)	211	222

CoreVest American Finance Trust

Series 2017-2, Class M, 5.62%, 12/25/2027 ‡ (d)	2,200	2,411

Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (d)	4,724	5,110

Series 2019-3, Class XB, IO, 1.56%, 10/15/2052 (a) (d)	27,000	2,314

Series 2019-3, Class XA, IO, 2.20%, 10/15/2052 (a) (d)	18,306	1,232

Series 2019-3, Class A, 2.71%, 10/15/2052 (d)	2,388	2,498

Series 2021-1, Class A, 1.57%, 4/15/2053 (d)	4,492	4,513

Credit Suisse Mortgage Capital Certificates

Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (d)	7,668	7,670

Diamond Resorts Owner Trust

Series 2017-1A, Class A, 3.27%, 10/22/2029 (d)	410	416

Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (d)	280	283

SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-1, Class B, 4.19%, 1/21/2031 ‡ (d)	1,575	1,635

Series 2019-1A, Class A, 2.89%, 2/20/2032 (d)	2,998	3,087

Series 2019-1A, Class B, 3.53%, 2/20/2032 ‡ (d)	2,499	2,581

Series 2019-1A, Class C, 4.02%, 2/20/2032 ‡ (d)	2,456	2,535

Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	9,148	9,199

Series 2021-1A, Class B, 2.05%, 11/21/2033 ‡ (d)	4,888	4,942

Series 2021-1A, Class C, 2.70%, 11/21/2033 ‡ (d)	8,324	8,440

Dominion Financial Services 2 LLC

Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (d) (e)	7,300	7,300

E3 (Cayman Islands)

Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (d)	1,988	2,044

Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (d)	1,187	1,198

Finance of America HECM Buyout

Series 2021-HB1, Class A, 0.88%, 2/25/2031 ‡ (a) (d)	12,125	12,125

Series 2021-HB1, Class M1, 1.59%, 2/25/2031 ‡ (a) (d)	2,050	2,051

Series 2021-HB1, Class M3, 3.64%, 2/25/2031 ‡ (a) (d)	2,700	2,701

FNMA, Grantor Trust

Series 2017-T1, Class A, 2.90%, 6/25/2027	5,852	6,397

FNMA, REMIC Trust

Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (e)	24	26

Golden Bear LLC

Series 2016-R, Class R, 5.65%, 9/20/2047 (d)	441	441

Goodgreen

Series 2019-2A, Class A, 2.76%, 4/15/2055 (d)	2,342	2,408

Goodgreen Trust

Series 2017-1A, Class A, 3.74%, 10/15/2052 (d)	328	348

Harvest SBA Loan Trust

Series 2021-1, Class A, 2.08%, 4/25/2048 (a) (d)	5,780	5,679

HERO Funding (Cayman Islands)

Series 2017-3A, Class A2, 3.95%, 9/20/2048 (d)	1,063	1,124

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

HERO Funding II (Cayman Islands)

Series 2016-3B, Class B, 5.24%, 9/20/2042 (d)	763	763

Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (d)	1,237	1,261

HERO Funding III (Cayman Islands)

Series 2017-1A, Class A, 3.50%, 9/21/2043 (d)	895	925

HERO Funding Trust

Series 2015-1A, Class A, 3.84%, 9/21/2040 (d)	25	26

Series 2016-2A, Class A, 3.75%, 9/20/2041 (d)	1,043	1,087

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (d)	694	716

Series 2016-4A, Class A1, 3.57%, 9/20/2047 (d)	2,121	2,187

Series 2016-4A, Class A2, 4.29%, 9/20/2047 (d)	2,121	2,201

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (d)	962	1,011

Series 2017-2A, Class A1, 3.28%, 9/20/2048 (d)	1,497	1,555

Hilton Grand Vacations Trust

Series 2020-AA, Class B, 4.22%, 2/25/2039 ‡ (d)	3,120	3,321

HIN Timeshare Trust

Series 2020-A, Class B, 2.23%, 10/9/2039 ‡ (d)	2,953	3,009

Home Equity Mortgage Loan Asset-Backed Trust

Series 2006-A, Class A3, 0.48%, 3/25/2036 ‡ (a)	13	13

Home Partners of America Trust

Series 2019-1, Class E, 3.60%, 9/17/2039 (d)	3,912	3,965

KGS-Alpha SBA COOF Trust

Series 2012-3, Class A, IO, 0.99%, 9/25/2026 ‡ (a) (d)	118	1

Series 2012-4, Class A, IO, 1.03%, 9/25/2037 ‡ (a) (d)	6,363	156

Series 2012-6, Class A, IO, 0.66%, 5/25/2039 ‡ (a) (d)	4,686	65

Series 2015-2, Class A, IO, 3.31%, 7/25/2041 ‡ (a) (d)	808	92

Lakeview CDO LLC

1.85%, 11/10/2032 ‡ (a)	1,361	1,361

2.35%, 11/10/2032 ‡ (a)	4,620	4,620

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	307

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

LFT CRE Ltd. (Cayman Islands)

Series 2021-FL1, Class C, 2.05%, 6/15/2039 ‡ (a) (d)	8,000	8,002

Long Beach Mortgage Loan Trust

Series 2004-1, Class M1, 0.83%, 2/25/2034 ‡ (a)	420	419

Madison Avenue Manufactured Housing Contract Trust

Series 2002-A, IO, 0.30%, 3/25/2032 ‡	43,651	325

Mid-State Capital Corp. Trust

Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (d)	1,298	1,377

MVW LLC

Series 2020-1A, Class B, 2.73%, 10/20/2037 ‡ (d)	2,120	2,184

Series 2020-1A, Class C, 4.21%, 10/20/2037 ‡ (d)	1,414	1,498

Series 2021-1WA, Class B, 1.44%, 1/22/2041 ‡ (d)	4,155	4,165

Series 2021-1WA, Class C, 1.94%, 1/22/2041 ‡ (d)	6,814	6,862

Nationstar HECM Loan Trust

Series 2020-1A, Class A1, 1.27%, 9/25/2030 (a) (d)	4,947	4,960

New Century Home Equity Loan Trust

Series 2003-5, Class AI6, 6.00%, 11/25/2033 ‡ (e)	199	204

NRZ Excess Spread-Collateralized Notes

Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	6,335	6,402

Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	11,536	11,514

Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	11,896	11,889

NRZ FHT Excess LLC

Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (d)	6,240	6,296

Orange Lake Timeshare Trust

Series 2019-A, Class C, 3.61%, 4/9/2038 ‡ (d)	3,546	3,660

Pretium Mortgage Credit Partners I LLC

Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (d) (e)	4,019	4,058

Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (d) (e)	9,230	9,240

Progress Residential

Series 2021-SFR1, Class D, 1.81%, 4/17/2038 ‡ (d)	4,000	3,986

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-SFR4, Class E2, 2.56%, 5/17/2038 ‡ (d)	3,458	3,485

Progress Residential Trust

Series 2019-SFR1, Class E, 4.47%, 8/17/2035 ‡ (d)	6,400	6,476

Series 2019-SFR2, Class E, 4.14%, 5/17/2036 ‡ (d)	6,285	6,411

Series 2019-SFR3, Class E, 3.37%, 9/17/2036 ‡ (d)	12,690	13,024

Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (d)	1,325	1,349

Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 ‡ (d)	7,500	7,541

Renaissance Home Equity Loan Trust

Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	479	192

Renew (Cayman Islands)

Series 2017-1A, Class A, 3.67%, 9/20/2052 (d)	412	433

Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (d)	252	258

Securitized Asset-Backed Receivables LLC Trust

Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 ‡ (e)	61	61

Sierra Timeshare Receivables Funding LLC

Series 2018-3A, Class C, 4.17%, 9/20/2035 ‡ (d)	302	312

Series 2019-1A, Class C, 3.77%, 1/20/2036 ‡ (d)	1,251	1,290

Series 2019-3A, Class B, 2.75%, 8/20/2036 ‡ (d)	3,869	3,940

Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (d)	8,322	8,347

Series 2021-1A, Class C, 1.79%, 11/20/2037 ‡ (d)	5,286	5,314

Structured Asset Securities Corp. Pass-Through Certificates

Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	66	63

Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	231	213

Towd Point Mortgage Trust

Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (d) (e)	7,474	7,551

Series 2019-3, Class M2, 4.25%, 2/25/2059 ‡ (a) (d)	7,550	8,181

VCAT LLC

Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (d) (e)	13,015	13,053

SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

VOLT C LLC

Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (d) (e)	6,087	6,093

VOLT XCII LLC

Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (d) (e)	3,351	3,353

VOLT XCIII LLC

Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (d) (e)	11,589	11,632

VOLT XCIV LLC

Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (d) (e)	13,102	13,121

VOLT XCIX LLC

Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (d) (e)	5,395	5,409

VOLT XCV LLC

Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (d) (e)	6,119	6,132

VOLT XCVI LLC

Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (d) (e)	9,835	9,846

VOLT XCVIII LLC

Series 2021-NPL7, Class A1, 2.12%, 4/25/2051 (d) (e)	4,588	4,601

VSE VOI Mortgage LLC

Series 2018-A, Class A, 3.56%, 2/20/2036 (d)	534	558

Welk Resorts LLC

Series 2019-AA, Class A, 2.80%, 6/15/2038 (d)	2,635	2,740

Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (d)	2,606	2,672

Westgate Resorts LLC

Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (d)	3,269	3,441

Total Asset-Backed Securities (Cost $460,764)		467,611

U.S. Treasury Obligations — 8.3%

U.S. Treasury Bonds

2.25%, 5/15/2041	10,000	10,700

U.S. Treasury Notes

1.25%, 3/31/2028	24,915	25,267

1.25%, 4/30/2028	94,210	95,487

1.50%, 2/15/2030	72,350	74,060

0.88%, 11/15/2030	10,780	10,417

U.S. Treasury STRIPS Bonds 1.37%, 2/15/2028 (g)	50,000	46,568

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.58%, 8/15/2028 (g)	19,010	17,541

1.74%, 8/15/2029 (g)	35,590	32,107

1.77%, 11/15/2029 (g)	34,625	31,053

1.67%, 8/15/2030 (g)	50,000	44,120

7.41%, 11/15/2030 (g)	150	132

1.81%, 2/15/2032 (g)	66,000	56,237

Total U.S. Treasury Obligations (Cost $433,044)		443,689

Commercial Mortgage-Backed Securities — 7.8%

ACRE Commercial Mortgage Ltd. (Cayman Islands)

Series 2021-FL4, Class A, 0.92%, 12/18/2037 (a) (d)	12,670	12,639

Series 2021-FL4, Class B, 1.49%, 12/18/2037 ‡ (a) (d)	2,000	1,995

BAMLL Commercial Mortgage Securities Trust

Series 2014-520M, Class C, 4.35%, 8/15/2046 (a) (d)	2,500	2,772

BAMLL Re-REMIC Trust

Series 2014-FRR5, Class AK30, PO, 6/27/2045 (d)	4,500	4,372

Series 2016-FR13, Class A, 1.50%, 8/27/2045 (a) (d)	6,365	6,344

Series 2015-FR11, Class AK25, 2.45%, 9/27/2045 (a) (d)	8,000	8,046

Series 2014-FRR8, Class A, 2.09%, 11/26/2047 (a) (d)	8,915	8,899

Bancorp Commercial Mortgage Trust

Series 2019-CRE5, Class D, 2.45%, 3/15/2036 ‡ (a) (d)	2,000	1,995

BB-UBS Trust

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (d)	4,100	4,344

Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (d)	3,575	3,055

BPR Trust

Series 2021-KEN, Class A, 1.35%, 2/15/2029 (a) (d)	7,855	7,855

Commercial Mortgage Trust

Series 2013-300P, Class A1, 4.35%, 8/10/2030 (d)	1,500	1,584

Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (d)	1,247	1,276

Series 2020-SBX, Class D, 2.40%, 1/10/2038 ‡ (a) (d)	4,000	4,039

Series 2013-CR9, Class XB, IO, 0.25%, 7/10/2045 ‡ (a) (d)	140,329	600

Series 2012-CR2, Class XA, IO, 1.77%, 8/15/2045 ‡ (a)	4,501	31

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	309

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2014-CR19, Class A5, 3.80%, 8/10/2047	1,500	1,624

Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,542	1,686

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	1,562	1,717

CSAIL Commercial Mortgage Trust

Series 2017-CX10, Class UESB, 4.38%, 10/15/2032 ‡ (a) (d)	7,969	8,140

Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (a) (d)	2,900	2,856

CSMC OA LLC

Series 2014-USA, Class A2, 3.95%, 9/15/2037 (d)	3,900	4,206

Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (d)	1,700	1,619

DBWF Mortgage Trust

Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (d)	973	991

FHLMC Multi-Family ML Certificates

Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (d)	57,328	8,846

FHLMC, Multi-Family Structured Credit Risk

Series 2021-MN1, Class M1, 2.05%, 1/25/2051 (a) (d)	10,295	10,342

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ09, Class A2, 2.84%, 9/25/2022	485	494

Series KJ07, Class A2, 2.31%, 12/25/2022	2,336	2,383

Series KS01, Class A2, 2.52%, 1/25/2023	1,606	1,633

Series Q013, Class XPT1, IO, 1.66%, 5/25/2025	72,540	2,363

Series KPLB, Class A, 2.77%, 5/25/2025	321	345

Series K065, Class A2, 3.24%, 4/25/2027	1,848	2,056

Series Q013, Class XPT2, IO, 1.81%, 5/25/2027	64,431	2,391

Series K065, Class AM, 3.33%, 5/25/2027	993	1,108

Series K740, Class XAM, IO, 1.20%, 10/25/2027 (a)	33,000	2,121

Series K077, Class AM, 3.85%, 5/25/2028 (a)	4,025	4,668

Series KW10, Class X1, IO, 0.77%, 9/25/2029 (a)	110,744	5,181

Series KL06, Class XFX, IO, 1.36%, 12/25/2029	53,095	4,764

Series KLU3, Class X1, IO, 2.08%, 1/25/2031 (a)	99,561	13,995

Series K128, Class XAM, IO, 0.84%, 3/25/2031 (a)	26,300	1,744

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K-1518, Class X1, IO, 0.96%, 10/25/2035 (a)	129,475	12,199

Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (a)	98,310	5,338

FNMA ACES

Series 2016-M2, Class AV2, 2.15%, 1/25/2023	1,871	1,900

Series 2014-M3, Class A2, 3.50%, 1/25/2024 (a)	1,343	1,424

Series 2014-M9, Class A2, 3.10%, 7/25/2024 (a)	3,751	3,981

Series 2015-M3, Class A2, 2.72%, 10/25/2024	2,719	2,858

Series 2015-M7, Class A2, 2.59%, 12/25/2024	965	1,017

Series 2015-M2, Class A3, 3.11%, 12/25/2024 (a)	1,690	1,802

Series 2015-M13, Class A2, 2.80%, 6/25/2025 (a)	2,951	3,145

Series 2016-M6, Class A2, 2.49%, 5/25/2026	2,900	3,094

Series 2017-M3, Class A2, 2.56%, 12/25/2026 (a)	1,869	1,998

Series 2017-M15, Class A2, 3.06%, 9/25/2027 (a)	5,000	5,492

Series 2018-M7, Class A2, 3.15%, 3/25/2028 (a)	4,377	4,873

Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	11,204	11,080

Series 2019-M1, Class A2, 3.67%, 9/25/2028 (a)	4,615	5,281

Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	1,330	1,348

Series 2020-M38, Class X2, IO, 2.11%, 11/25/2028 (a)	5,625	686

Series 2020-M11, IO, 1.87%, 1/25/2029 (a)	79,978	8,848

Series 2018-M3, Class A2, 3.19%, 2/25/2030 (a)	1,255	1,410

Series 2020-M39, Class X1, IO, 2.12%, 7/25/2030 (a)	51,389	6,542

Series 2020-M50, Class A1, 0.67%, 10/25/2030	364	359

Series 2020-M50, Class A2, 1.20%, 10/25/2030	130	129

Series 2020-M50, Class X1, IO, 2.02%, 10/25/2030 (a)	2,144	234

Series 2021-M4, Class A1, 0.96%, 2/25/2031	18,515	18,317

SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	2,883	2,875

Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (a)	14,868	2,020

Series 2019-M10, Class X, IO, 1.08%, 5/25/2049 (a)	66,184	4,845

FREMF Mortgage Trust

Series 2018-KBX1, Class B, 3.69%, 1/25/2026 (a) (d)	2,050	2,118

Series 2019-K736, Class B, 3.88%, 7/25/2026 (a) (d)	6,500	7,065

Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (d)	3,099	3,342

Series 2014-K41, Class C, 3.96%, 11/25/2047 (a) (d)	1,830	1,968

Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (d)	1,626	1,748

Series 2015-K44, Class B, 3.81%, 1/25/2048 (a) (d)	3,790	4,081

Series 2015-K44, Class C, 3.81%, 1/25/2048 (a) (d)	4,095	4,338

Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (d)	5,075	5,474

Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (d)	3,000	3,162

Series 2016-K54, Class C, 4.19%, 4/25/2048 (a) (d)	3,691	3,971

Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (d)	5,545	6,021

Series 2015-K48, Class C, 3.77%, 8/25/2048 (a) (d)	6,175	6,547

Series 2015-K49, Class C, 3.85%, 10/25/2048 (a) (d)	3,000	3,170

Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (d)	2,100	2,288

Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (d)	1,000	1,099

Series 2016-K722, Class B, 3.99%, 7/25/2049 (a) (d)	5,250	5,499

Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (d)	1,902	2,073

Series 2017-K65, Class C, 4.21%, 7/25/2050 (a) (d)	3,662	3,972

Series 2017-K71, Class B, 3.88%, 11/25/2050 (a) (d)	1,240	1,371

Series 2018-K73, Class B, 3.98%, 2/25/2051 (a) (d)	1,150	1,269

GS Mortgage Securities Trust

Series 2006-GG8, Class X, IO, 1.27%, 11/10/2039 ‡ (a) (d)	1,919	3

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

JPMCC Re-REMIC Trust

Series 2015-FRR2, Class AK36, 2.14%, 12/27/2046 (a) (d)	13,390	13,439

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2006-CB15, Class X1, IO, 0.38%, 6/12/2043 ‡ (a)	3,261	—	(b)

Ladder Capital Commercial Mortgage Trust

Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (d)	2,686	3,012

LB-UBS Commercial Mortgage Trust

Series 2006-C1, Class XCL, IO, 0.37%, 2/15/2041 ‡ (a) (d)	2,432	1

Merchants Bank of Indiana Multi-Family Housing Mortgage Loan Trust

Series 2021-Q015, Class B, 2.90%, 8/25/2024 ‡ (a) (d)	10,664	10,664

MHC Commercial Mortgage Trust

Series 2021-MHC, Class E, 2.20%, 4/15/2038 ‡ (a) (d)	2,400	2,400

MRCD MARK Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (d)	5,000	5,217

Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (d)	7,000	7,005

Multi-Family Connecticut Avenue Securities Trust

Series 2019-01, Class M7, 1.78%, 10/15/2049 ‡ (a) (d)	5,541	5,516

PFP Ltd. (Cayman Islands)

Series 2019-5, Class D, 2.75%, 4/14/2036 ‡ (a) (d)	3,000	2,993

Series 2021-7, Class B, 1.50%, 4/14/2038 ‡ (a) (d)	7,100	7,073

RBS Commercial Funding, Inc. Trust

Series 2013-SMV, Class A, 3.26%, 3/11/2031 (d)	2,123	2,168

UBS Commercial Mortgage Trust

Series 2012-C1, Class XA, IO, 2.20%, 5/10/2045 (a) (d)	4,820	16

UBS-BAMLL Trust

Series 2012-WRM, Class A, 3.66%, 6/10/2030 (d)	3,015	3,031

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	886

Series 2012-C2, Class XA, IO, 1.43%, 5/10/2063 ‡ (a) (d)	9,809	66

Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,300	1,321

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	311

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

VNDO Mortgage Trust

Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (d)	2,991	3,060

Wachovia Bank Commercial Mortgage Trust

Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (a) (d)	445	—	(b)

Wells Fargo Commercial Mortgage Trust

Series 2021-SAVE, Class A, 1.25%, 2/15/2040 (a) (d)	4,586	4,608

Wells Fargo Re-REMIC Trust

Series 2013-FRR1, Class AK20, PO, 5/27/2045 (d)	1,577	1,562

WFRBS Commercial Mortgage Trust

Series 2013-C11, Class D, 4.38%, 3/15/2045 ‡ (a) (d)	750	743

Series 2012-C6, Class A4, 3.44%, 4/15/2045	258	258

Total Commercial Mortgage-Backed Securities (Cost $400,233)		415,832

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 12.1%

Investment Companies — 12.1%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (h) (i) (Cost $643,117)	642,813	643,134

Total Investments — 109.9% (Cost $5,760,136)		5,845,950
Liabilities in Excess of Other Assets — (9.9)%		(526,993)

NET ASSETS — 100.0%		5,318,957

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2021.
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(b)	Amount rounds to less than one thousand.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(f)	Defaulted security.
(g)	The rate shown is the effective yield as of August 31, 2021.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

312	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Corporate Bonds — 26.6%

Aerospace & Defense — 0.4%

Boeing Co. (The)

1.43%, 2/4/2024	20,280	20,325

4.88%, 5/1/2025	23,410	26,169

Leidos, Inc. 2.95%, 5/15/2023	4,150	4,295

		50,789

Auto Components — 0.0% (a)

Toyota Industries Corp. (Japan) 3.11%, 3/12/2022 (b)	4,050	4,103

Automobiles — 1.4%

BMW US Capital LLC (Germany)

1.85%, 9/15/2021 (b)	1,826	1,827

3.80%, 4/6/2023 (b)	16,490	17,356

Daimler Finance North America LLC (Germany)

2.85%, 1/6/2022 (b)	1,178	1,189

3.40%, 2/22/2022 (b)	5,000	5,074

0.75%, 3/1/2024 (b)	20,000	20,054

2.70%, 6/14/2024 (b)	6,150	6,466

General Motors Co. 6.13%, 10/1/2025	18,140	21,394

Hyundai Capital America

3.95%, 2/1/2022 (b)	1,500	1,521

3.00%, 6/20/2022 (b)	1,445	1,473

2.85%, 11/1/2022 (b)	7,987	8,195

2.38%, 2/10/2023 (b)	7,302	7,475

5.75%, 4/6/2023 (b)	7,500	8,086

1.80%, 10/15/2025 (b)	8,440	8,545

1.30%, 1/8/2026 (b)	5,075	5,021

3.00%, 2/10/2027 (b)	5,806	6,153

Nissan Motor Co. Ltd. (Japan) 3.52%, 9/17/2025 (b)	21,920	23,449

Volkswagen Group of America Finance LLC (Germany)

4.00%, 11/12/2021 (b)	2,700	2,719

2.90%, 5/13/2022 (b)	13,965	14,206

3.13%, 5/12/2023 (b)	2,359	2,457

4.25%, 11/13/2023 (b)	7,520	8,077

		170,737

Banks — 11.4%

ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (b)	9,191	10,278

AIB Group plc (Ireland)

4.75%, 10/12/2023 (b)	11,415	12,328

(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (b) (c)	14,465	15,539

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

ANZ New Zealand Int’l Ltd. (New Zealand) 2.88%, 1/25/2022 (b)	3,000	3,032

Australia & New Zealand Banking Group Ltd. (Australia) 4.50%, 3/19/2024 (b)	1,000	1,090

Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	21,200	21,294

Banco Santander SA (Spain)

2.71%, 6/27/2024	15,000	15,848

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (c)	21,200	21,261

2.75%, 5/28/2025	4,400	4,639

5.18%, 11/19/2025	16,800	19,236

Bank of America Corp.

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (c)	5,370	5,427

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	25,285	26,108

(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (c)	13,480	14,289

(SOFR + 0.69%), 0.74%, 4/22/2025 (c)	23,670	23,885

(SOFR + 0.91%), 0.98%, 9/25/2025 (c)	15,110	15,152

(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	14,105	14,152

Bank of Nova Scotia (The) (Canada)

2.00%, 11/15/2022	14,818	15,128

1.95%, 2/1/2023	2,285	2,338

Banque Federative du Credit Mutuel SA (France)

2.70%, 7/20/2022 (b)	6,000	6,131

2.13%, 11/21/2022 (b)	11,835	12,104

3.75%, 7/20/2023 (b)	1,480	1,570

Barclays Bank plc (United Kingdom) 1.70%, 5/12/2022	7,470	7,538

Barclays plc (United Kingdom) 3.68%, 1/10/2023	2,835	2,868

(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (c)	7,355	7,495

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	14,600	14,665

(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (c)	12,500	13,471

BBVA USA 2.88%, 6/29/2022	3,824	3,898

BNP Paribas SA (France)

3.50%, 3/1/2023 (b)	2,100	2,195

3.80%, 1/10/2024 (b)	14,267	15,258

3.38%, 1/9/2025 (b)	8,424	9,035

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	313

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (b) (c)	15,000	16,325

4.38%, 9/28/2025 (b)	4,883	5,402

(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (c)	8,200	8,132

BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022 (b)	5,410	5,479

Canadian Imperial Bank of Commerce (Canada) 0.95%, 6/23/2023	4,480	4,522

(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (c)	2,500	2,549

3.10%, 4/2/2024	4,805	5,105

Citigroup, Inc.

2.70%, 10/27/2022	2,500	2,566

(SOFR + 0.87%), 2.31%, 11/4/2022 (c)	3,960	3,974

(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (c)	13,924	14,076

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (c)	6,966	7,118

(SOFR + 0.69%), 0.78%, 10/30/2024 (c)	12,175	12,212

(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	8,525	9,117

(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	13,725	13,604

Cooperatieve Rabobank UA (Netherlands)

2.75%, 1/10/2022	500	505

3.88%, 2/8/2022	2,000	2,032

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (b) (c)	10,550	10,472

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.11%, 2/24/2027 (b) (c)	16,355	16,229

Credit Agricole SA (France)

3.38%, 1/10/2022 (b)	5,000	5,055

3.75%, 4/24/2023 (b)	8,885	9,368

4.38%, 3/17/2025 (b)	13,670	15,002

(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	12,090	12,375

Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	3,000	3,106

Danske Bank A/S (Denmark)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (b) (c)	18,115	18,207

DNB Bank ASA (Norway)

2.15%, 12/2/2022 (b)	14,706	15,065

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (b) (c)	14,945	14,881

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Federation des Caisses Desjardins du Quebec (Canada) 2.05%, 2/10/2025 (b)	4,430	4,586

Fifth Third Bancorp

3.50%, 3/15/2022	1,000	1,015

2.60%, 6/15/2022	6,850	6,962

2.38%, 1/28/2025	3,196	3,344

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (c)	5,218	5,299

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (c)	6,364	6,570

(SOFR + 0.53%), 0.73%, 8/17/2024 (c)	25,530	25,574

(SOFR + 0.71%), 0.98%, 5/24/2025 (c)	7,325	7,329

(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	15,272	15,463

ING Groep NV (Netherlands) 4.10%, 10/2/2023	16,770	17,999

KeyBank NA 2.50%, 11/22/2021	750	754

Lloyds Bank plc (United Kingdom) 2.25%, 8/14/2022	600	611

Lloyds Banking Group plc (United Kingdom)

3.00%, 1/11/2022	1,200	1,212

(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023 (c)	17,350	17,582

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (c)	6,845	6,893

4.05%, 8/16/2023	15,000	16,015

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024 (c)	14,735	14,789

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (c)	5,850	6,335

4.58%, 12/10/2025	5,977	6,733

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.22%, 3/7/2022	1,400	1,421

2.62%, 7/18/2022	800	817

2.67%, 7/25/2022	3,535	3,610

3.76%, 7/26/2023	4,272	4,541

3.41%, 3/7/2024	2,970	3,173

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (c)	8,340	8,383

2.19%, 2/25/2025	13,695	14,245

1.41%, 7/17/2025	5,310	5,376

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (c)	27,160	27,260

SEE NOTES TO FINANCIAL STATEMENTS.

314	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Mizuho Financial Group Cayman 3 Ltd. (Japan)

4.60%, 3/27/2024 (b)	41,100	44,741

Mizuho Financial Group, Inc. (Japan)

2.95%, 2/28/2022	4,290	4,347

2.60%, 9/11/2022	536	549

(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (c)	5,022	5,125

(SOFR + 1.25%), 1.24%, 7/10/2024 (c)	21,195	21,458

(SOFR + 0.87%), 0.85%, 9/8/2024 (c)	6,315	6,344

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	18,070	17,908

National Bank of Canada (Canada)

2.15%, 10/7/2022 (b)	3,890	3,968

2.10%, 2/1/2023	5,755	5,894

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.90%, 8/15/2023 (c)	3,750	3,769

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (c)	14,560	14,869

3.88%, 9/12/2023	7,780	8,280

4.80%, 4/5/2026	13,000	14,874

NatWest Markets plc (United Kingdom)

3.63%, 9/29/2022 (b)	15,000	15,534

2.38%, 5/21/2023 (b)	6,015	6,218

0.80%, 8/12/2024 (b)	12,455	12,449

Nordea Bank Abp (Finland)

4.25%, 9/21/2022 (b)	870	905

1.00%, 6/9/2023 (b)	3,120	3,158

3.75%, 8/30/2023 (b)	1,115	1,187

Santander UK Group Holdings plc (United Kingdom)

3.57%, 1/10/2023	10,000	10,112

(SOFR + 0.79%), 1.09%, 3/15/2025 (c)	15,360	15,405

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	5,660	5,687

Skandinaviska Enskilda Banken AB (Sweden)

2.80%, 3/11/2022	1,700	1,724

3.05%, 3/25/2022 (b)	1,600	1,624

Societe Generale SA (France)

3.25%, 1/12/2022 (b)	1,905	1,925

4.25%, 9/14/2023 (b)	2,850	3,052

5.00%, 1/17/2024 (b)	14,000	15,197

3.88%, 3/28/2024 (b)	9,650	10,354

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

2.63%, 10/16/2024 (b)	17,970	18,746

2.63%, 1/22/2025 (b)	3,500	3,652

4.25%, 4/14/2025 (b)	13,088	14,215

1.38%, 7/8/2025 (b)	9,555	9,616

4.25%, 8/19/2026 (b)	7,000	7,689

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022 (b) (c)	15,615	15,623

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (b) (c)	15,645	15,871

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (c)	12,805	13,408

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (b) (c)	24,444	24,397

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.44%, 10/19/2021	900	903

2.85%, 1/11/2022	1,890	1,908

2.78%, 7/12/2022	3,010	3,076

4.44%, 4/2/2024 (b)	30,250	32,831

1.47%, 7/8/2025	20,905	21,208

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.85%, 3/25/2024 (b)	25,935	26,059

Svenska Handelsbanken AB (Sweden) 0.63%, 6/30/2023 (b)	3,350	3,367

Truist Bank 2.80%, 5/17/2022	1,500	1,525

Truist Financial Corp. 3.05%, 6/20/2022	8,275	8,442

UniCredit SpA (Italy)

3.75%, 4/12/2022 (b)	15,000	15,282

7.83%, 12/4/2023 (b)	10,000	11,465

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (c)	2,120	2,159

Wells Fargo & Co.

(SOFR + 1.60%), 1.65%, 6/2/2024 (c)	31,246	31,905

(SOFR + 1.09%), 2.41%, 10/30/2025 (c)	600	627

(SOFR + 2.00%), 2.19%, 4/30/2026 (c)	4,065	4,222

Wells Fargo Bank NA 3.63%, 10/22/2021	3,300	3,316

		1,351,790

Beverages — 0.2%

Keurig Dr Pepper, Inc.

3.13%, 12/15/2023	1,735	1,831

0.75%, 3/15/2024	16,475	16,495

		18,326

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	315

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Biotechnology — 0.5%

AbbVie, Inc.

5.00%, 12/15/2021	420	421

2.30%, 11/21/2022	19,695	20,143

2.60%, 11/21/2024	5,500	5,795

Gilead Sciences, Inc.

4.40%, 12/1/2021	5,015	5,015

0.75%, 9/29/2023	22,895	22,901

		54,275

Capital Markets — 3.6%

Ameriprise Financial, Inc.

3.00%, 3/22/2022	1,035	1,051

3.00%, 4/2/2025	4,755	5,077

Credit Suisse Group AG (Switzerland)

3.57%, 1/9/2023 (b)	24,956	25,228

3.80%, 6/9/2023	5,550	5,852

(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (b) (c)	10,585	11,213

(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (c)	30,000	31,225

(SOFR + 0.98%), 1.31%, 2/2/2027 (b) (c)	13,115	12,903

Deutsche Bank AG (Germany)

(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	18,255	18,733

(SOFR + 1.13%), 1.45%, 4/1/2025 (c)	5,000	5,035

(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	13,700	13,997

Goldman Sachs Group, Inc. (The)

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c)	18,799	18,875

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	6,825	6,951

(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	51,280	51,364

3.50%, 4/1/2025	8,685	9,403

Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (c)	13,850	13,743

Macquarie Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (b) (c)	2,000	2,064

(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	15,754	15,704

Morgan Stanley

3.13%, 1/23/2023	10,319	10,719

3.75%, 2/25/2023	4,362	4,578

(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	40,595	40,614

(SOFR + 0.51%), 0.79%, 1/22/2025 (c)	31,485	31,545

4.00%, 7/23/2025	3,205	3,556

(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	4,805	4,994

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

Nomura Holdings, Inc. (Japan)

1.85%, 7/16/2025	8,625	8,818

1.65%, 7/14/2026	20,765	20,785

State Street Corp. (SOFR + 2.69%), 2.82%, 3/30/2023 (c)	5,355	5,435

UBS AG (Switzerland)

1.75%, 4/21/2022 (b)	8,310	8,383

0.70%, 8/9/2024 (b)	19,275	19,291

UBS Group AG (Switzerland)

2.65%, 2/1/2022 (b)	3,626	3,663

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (b) (c)	8,160	8,212

4.13%, 9/24/2025 (b)	10,350	11,524

		430,535

Chemicals — 0.1%

International Flavors & Fragrances, Inc. 1.23%, 10/1/2025 (b)	6,020	6,002

Consumer Finance — 1.6%

AerCap Ireland Capital DAC (Ireland)

3.95%, 2/1/2022	1,105	1,118

3.30%, 1/23/2023	3,500	3,619

3.15%, 2/15/2024	12,885	13,473

6.50%, 7/15/2025	11,165	13,027

4.45%, 10/1/2025	4,295	4,715

1.75%, 1/30/2026	8,260	8,173

American Honda Finance Corp. 2.05%, 1/10/2023	4,674	4,785

0.88%, 7/7/2023	9,380	9,458

Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022 (b)	4,330	4,406

5.13%, 10/1/2023 (b)	7,787	8,394

5.25%, 5/15/2024 (b)	3,675	4,029

3.95%, 7/1/2024 (b)	8,000	8,535

5.50%, 1/15/2026 (b)	16,775	18,976

Capital One Financial Corp. 3.05%, 3/9/2022	5,340	5,405

2.60%, 5/11/2023	6,365	6,590

Caterpillar Financial Services Corp. 1.93%, 10/1/2021	1,952	1,955

2.95%, 2/26/2022	7,135	7,228

General Motors Financial Co., Inc. 1.05%, 3/8/2024	6,435	6,475

Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022 (b)	9,172	9,534

SEE NOTES TO FINANCIAL STATEMENTS.

316	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

4.50%, 3/15/2023 (b)	6,254	6,563

5.50%, 2/15/2024 (b)	17,662	19,380

Toyota Motor Credit Corp. 1.15%, 5/26/2022	14,550	14,658

2.90%, 3/30/2023	8,880	9,239

		189,735

Diversified Financial Services — 0.2%

AIG Global Funding 2.70%, 12/15/2021 (b)	1,700	1,712

CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (b)	1,200	1,217

Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (b)	21,754	22,081

Mitsubishi HC Capital, Inc. (Japan) 3.41%, 2/28/2022 (b)	685	693

3.96%, 9/19/2023 (b)	1,000	1,063

		26,766

Diversified Telecommunication Services — 0.1%

AT&T, Inc.

(SOFR + 0.64%), 0.69%, 3/25/2024 (c)	10,945	10,969

Electric Utilities — 1.1%

Alliant Energy Finance LLC 1.40%, 3/15/2026 (b)	4,640	4,613

Edison International 2.95%, 3/15/2023	7,680	7,890

Entergy Corp. 0.90%, 9/15/2025	2,915	2,879

Exelon Corp. 3.50%, 6/1/2022	850	867

NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	860	873

(ICE LIBOR USD 3 Month + 0.27%), 0.40%, 2/22/2023 (c)	12,995	12,996

0.65%, 3/1/2023	31,485	31,606

Pacific Gas and Electric Co.

(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (c)	14,500	14,509

1.37%, 3/10/2023	24,650	24,577

Southern California Edison Co. 1.85%, 2/1/2022	119	119

(SOFR + 0.83%), 0.88%, 4/1/2024 (c)	18,425	18,509

Vistra Operations Co. LLC 3.55%, 7/15/2024 (b)	12,000	12,694

		132,132

Equity Real Estate Investment Trusts (REITs) — 0.1%

American Tower Corp. 2.25%, 1/15/2022	1,000	1,007

3.00%, 6/15/2023	3,140	3,277

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

Public Storage

(SOFR + 0.47%), 0.52%, 4/23/2024 (c)	12,850	12,871

		17,155

Food & Staples Retailing — 0.2%

7-Eleven, Inc. 0.63%, 2/10/2023 (b)	6,640	6,633

0.80%, 2/10/2024 (b)	15,035	15,032

		21,665

Food Products — 0.0% (a)

McCormick & Co., Inc. 3.50%, 9/1/2023	1,000	1,050

Gas Utilities — 0.5%

Atmos Energy Corp. 0.63%, 3/9/2023	6,975	6,976

CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	22,550	22,552

ONE Gas, Inc.

(ICE LIBOR USD 3 Month + 0.61%), 0.73%, 3/11/2023 (c)	6,404	6,405

Southern California Gas Co.

(ICE LIBOR USD 3 Month + 0.35%), 0.47%, 9/14/2023 (c)	12,565	12,567

Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (b)	6,210	6,215

		54,715

Health Care Providers & Services — 0.5%

AmerisourceBergen Corp. 0.74%, 3/15/2023	9,460	9,476

Cigna Corp. 3.75%, 7/15/2023	720	763

0.61%, 3/15/2024	11,705	11,707

CVS Health Corp. 3.70%, 3/9/2023	1,189	1,244

Humana, Inc. 0.65%, 8/3/2023	36,025	36,051

		59,241

Household Products — 0.0% (a)

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	800	813

Independent Power and Renewable Electricity Producers — 0.3%

Alexander Funding Trust 1.84%, 11/15/2023 (b)	32,710	33,335

Exelon Generation Co. LLC 3.40%, 3/15/2022	1,798	1,823

3.25%, 6/1/2025	4,675	5,025

		40,183

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	317

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Insurance — 1.1%

Athene Global Funding 4.00%, 1/25/2022 (b)	600	609

3.00%, 7/1/2022 (b)	3,863	3,949

1.20%, 10/13/2023 (b)	14,000	14,179

0.95%, 1/8/2024 (b)	10,315	10,377

2.75%, 6/25/2024 (b)	2,970	3,129

0.91%, 8/19/2024 (b)	29,420	29,468

Equitable Financial Life Global Funding 1.00%, 1/9/2026 (b)	13,395	13,249

F&G Global Funding 1.75%, 6/30/2026 (b)	11,240	11,427

Jackson National Life Global Funding 3.30%, 2/1/2022 (b)	1,295	1,312

2.50%, 6/27/2022 (b)	9,615	9,791

3.25%, 1/30/2024 (b)	14,750	15,673

Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (b)	500	515

Lincoln National Corp. 4.20%, 3/15/2022	600	612

Metropolitan Life Global Funding I 3.38%, 1/11/2022 (b)	1,500	1,517

2.40%, 6/17/2022 (b)	1,650	1,679

3.00%, 1/10/2023 (b)	5,600	5,803

1.95%, 1/13/2023 (b)	4,955	5,063

Pricoa Global Funding I 3.45%, 9/1/2023 (b)	466	496

Protective Life Global Funding 1.08%, 6/9/2023 (b)	2,735	2,772

Reliance Standard Life Global Funding II 2.15%, 1/21/2023 (b)	3,770	3,854

3.85%, 9/19/2023 (b)	1,388	1,477

		136,951

Metals & Mining — 0.0% (a)

Glencore Funding LLC (Australia) 1.63%, 9/1/2025 (b)	5,520	5,583

Multiline Retail — 0.0% (a)

Nordstrom, Inc. 2.30%, 4/8/2024	2,350	2,365

Multi-Utilities — 0.3%

CenterPoint Energy, Inc. (SOFR + 0.65%), 0.70%, 5/13/2024 (c)	9,805	9,819

Dominion Energy, Inc.

Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.65%, 9/15/2023 (c)	21,235	21,239

NiSource, Inc. 0.95%, 8/15/2025	7,710	7,656

		38,714

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 0.2%

BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021 (b)	1,990	1,999

BP Capital Markets America, Inc. 2.94%, 4/6/2023	4,027	4,192

Enbridge, Inc. (Canada) 2.90%, 7/15/2022	400	408

Gray Oak Pipeline LLC

2.00%, 9/15/2023 (b)	9,850	10,040

2.60%, 10/15/2025 (b)	12,825	13,200

		29,839

Pharmaceuticals — 0.2%

Bristol-Myers Squibb Co.

3.55%, 8/15/2022	5,985	6,175

2.75%, 2/15/2023	1,500	1,552

Royalty Pharma plc 0.75%, 9/2/2023	7,384	7,416

Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	8,647	9,029

		24,172

Real Estate Management & Development — 0.0% (a)

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (b)	3,000	3,040

Road & Rail — 0.4%

Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (b)	9,600	9,550

Ryder System, Inc. 3.35%, 9/1/2025	2,705	2,923

SMBC Aviation Capital Finance DAC (Ireland) 3.00%, 7/15/2022 (b)	6,200	6,323

Triton Container International Ltd. (Bermuda) 0.80%, 8/1/2023 (b)	25,515	25,508

		44,304

Semiconductors & Semiconductor Equipment — 0.2%

Microchip Technology, Inc. 0.97%, 2/15/2024 (b)	21,060	21,085

Software — 0.1%

VMware, Inc. 1.00%, 8/15/2024	11,550	11,599

Specialty Retail — 0.0% (a)

O’Reilly Automotive, Inc. 3.80%, 9/1/2022	725	744

Thrifts & Mortgage Finance — 1.0%

BPCE SA (France)

2.75%, 12/2/2021	500	503

4.00%, 9/12/2023 (b)	14,685	15,674

5.70%, 10/22/2023 (b)	13,600	14,941

4.63%, 7/11/2024 (b)	10,774	11,781

5.15%, 7/21/2024 (b)	15,685	17,438

SEE NOTES TO FINANCIAL STATEMENTS.

318	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Thrifts & Mortgage Finance — continued

2.38%, 1/14/2025 (b)	6,000	6,236

(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	10,680	10,739

Nationwide Building Society (United Kingdom)

2.00%, 1/27/2023 (b)	5,085	5,207

(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (b) (c)	19,655	20,062

(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (b) (c)	6,285	6,571

4.00%, 9/14/2026 (b)	5,000	5,535

		114,687

Tobacco — 0.3%

BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	2,700	2,865

BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	4,925	4,954

Philip Morris International, Inc. 2.63%, 2/18/2022	12,340	12,457

Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	11,059	12,255

		32,531

Trading Companies & Distributors — 0.6%

Air Lease Corp.

2.25%, 1/15/2023	3,095	3,170

2.75%, 1/15/2023	6,305	6,490

4.25%, 9/15/2024	2,500	2,717

2.88%, 1/15/2026	14,240	14,974

1.88%, 8/17/2026	19,605	19,668

Aviation Capital Group LLC

5.50%, 12/15/2024 (b)	4,330	4,880

4.88%, 10/1/2025 (b)	2,619	2,915

1.95%, 1/30/2026 (b)	13,100	13,172

BOC Aviation Ltd. (Singapore) 2.38%, 9/15/2021 (b)	1,900	1,901

		69,887

Total Corporate Bonds (Cost $3,148,326)		3,176,482

Asset-Backed Securities — 23.7%

ACC Auto Trust

Series 2021-A, Class A, 1.08%, 4/15/2027 (b)	20,635	20,659

ACC Trust

Series 2019-2, Class A, 2.82%, 2/21/2023 (b)	1,122	1,125

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-1, Class A, 0.74%, 11/20/2023 (b)	6,087	6,088

Affirm Asset Securitization Trust

Series 2020-A, Class A, 2.10%, 2/18/2025 (b)	11,877	11,944

AIMCO CLO Ltd. (Cayman Islands)

Series 2019-10A, Class AR, 1.17%, 7/22/2032 (b) (d)	15,000	15,000

Aligned Data Centers Issuer LLC

Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	3,123	3,140

American Credit Acceptance Receivables Trust

Series 2018-2, Class D, 4.07%, 7/10/2024(b)	862	875

Series 2020-3, Class B, 1.15%, 8/13/2024 (b)	4,250	4,265

Series 2018-3, Class D, 4.14%, 10/15/2024 (b)	1,881	1,899

Series 2018-4, Class D, 4.40%, 1/13/2025 (b)	11,130	11,333

Series 2021-1, Class B, 0.61%, 3/13/2025 (b)	1,750	1,751

Series 2019-2, Class C, 3.17%, 6/12/2025 (b)	4,076	4,111

Series 2019-2, Class D, 3.41%, 6/12/2025 (b)	13,725	14,100

Series 2019-3, Class C, 2.76%, 9/12/2025 (b)	4,954	4,995

Series 2019-3, Class D, 2.89%, 9/12/2025 (b)	4,907	5,017

Series 2019-3, Class E, 3.80%, 9/12/2025 (b)	9,150	9,509

Series 2019-4, Class C, 2.69%, 12/12/2025 (b)	5,500	5,550

Series 2020-1, Class C, 2.19%, 3/13/2026 (b)	10,120	10,225

Series 2020-2, Class D, 5.65%, 5/13/2026 (b)	4,000	4,317

Series 2020-3, Class C, 1.85%, 6/15/2026 (b)	12,500	12,703

Series 2020-4, Class C, 1.31%, 12/14/2026 (b)	7,320	7,388

Series 2020-4, Class D, 1.77%, 12/14/2026(b)	4,790	4,869

Series 2021-1, Class C, 0.83%, 3/15/2027 (b)	3,291	3,298

Series 2021-2, Class C, 0.97%, 7/13/2027 (b)	10,749	10,789

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	319

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

AmeriCredit Automobile Receivables Trust

Series 2018-2, Class B, 3.45%, 6/18/2024	2,522	2,539

AMSR Trust

Series 2021-SFR2, Class A, 1.53%, 8/17/2026 (b)	3,867	3,876

Series 2021-SFR2, Class B, 1.78%, 8/17/2026 ‡ (b)	19,289	19,342

Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (b)	5,682	5,688

Series 2020-SFR3, Class B, 1.81%, 9/17/2037 ‡ (b)	9,780	9,846

Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)	12,400	12,412

Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (b)	8,000	8,032

Amur Equipment Finance Receivables IX LLC

Series 2021-1A, Class A2, 0.75%, 11/20/2026 (b)	15,647	15,658

Amur Equipment Finance Receivables VIII LLC

Series 2020-1A, Class A2, 1.68%, 8/20/2025 (b)	1,526	1,538

Anchorage Capital CLO Ltd. (Cayman Islands)

Series 2016-9A, Class AR2, 1.24%, 7/15/2032 (b) (d)	15,000	15,000

Apidos CLO (Cayman Islands)

Series 2015-21A, Class A1R, 1.06%, 7/18/2027 (b) (d)	1,377	1,378

Series 2016-24A, Class A1AL, 1.08%, 10/20/2030 (b) (d)	12,000	11,997

Aqua Finance Trust

Series 2019-A, Class A, 3.14%, 7/16/2040 (b)	6,102	6,254

Series 2020-AA, Class A, 1.90%, 7/17/2046 (b)	2,982	3,016

Atlas Senior Loan Fund (Cayman Islands)

Series 2019-13A, Class A1NR, 1.22%, 4/22/2031 (b) (d)	6,500	6,498

Avery Point CLO Ltd. (Cayman Islands)

Series 2015-6A, Class AR2, 1.02%, 8/5/2027 (b) (d)	10,924	10,923

Bain Capital Credit CLO Ltd. (Cayman Islands)

Series 2016-2A, Class ARR, 1.10%, 1/15/2029 (b) (d)	13,310	13,305

Series 2017-1A, Class A1R, 1.10%, 7/20/2030 (b) (d)	12,445	12,442

BCC Funding Corp. XVI LLC

Series 2019-1A, Class A2, 2.46%, 8/20/2024 (b)	3,778	3,822

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bear Stearns Asset-Backed Securities Trust

Series 2003-SD2, Class 2A, 2.91%, 6/25/2043 ‡ (d)	156	164

Benefit Street Partners CLO Ltd. (Cayman Islands)

Series 2013-IIA, Class A1R2, 1.00%, 7/15/2029 (b) (d)	11,084	11,081

Series 2013-IIIA, Class A1R2, 1.13%, 7/20/2029 (b) (d)	5,202	5,201

British Airways Pass-Through Trust (United Kingdom)

Series 2013-1, Class A, 4.63%, 6/20/2024 (b)	1,420	1,504

BRSP Ltd.

Series 2021-FL1, Class A, 1.24%, 8/19/2038 (b) (d)	6,000	6,000

Business Jet Securities LLC

Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	4,920	5,019

Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	24,853	25,021

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)

Series 2015-1A, Class AR3, 1.11%, 7/20/2031 (b) (d)	18,666	18,661

Carnow Auto Receivables Trust

Series 2019-1A, Class B, 2.71%, 4/17/2023 (b)	6,168	6,190

Series 2019-1A, Class C, 3.36%, 6/17/2024 (b)	1,000	1,016

CarNow Auto Receivables Trust

Series 2020-1A, Class A, 1.76%, 2/15/2023 (b)	1,033	1,036

Series 2020-1A, Class C, 3.84%, 9/16/2024 (b)	1,900	1,933

Series 2021-1A, Class A, 0.97%, 10/15/2024 (b)	4,496	4,498

Carvana Auto Receivables Trust

Series 2019-3A, Class B, 2.51%, 4/15/2024 (b)	9,226	9,286

Series 2019-4A, Class B, 2.53%, 7/15/2024 (b)	8,981	9,077

Series 2020-N1A, Class B, 2.01%, 3/17/2025 (b)	10,946	11,039

Series 2020-N1A, Class C, 2.45%, 6/16/2025 (b)	9,250	9,457

Series 2020-N1A, Class D, 3.43%, 1/15/2026 (b)	10,600	11,022

CFMT LLC

Series 2020-HB4, Class A, 0.95%, 12/26/2030 (b) (d)	5,091	5,100

SEE NOTES TO FINANCIAL STATEMENTS.

320	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

CIFC Funding Ltd. (Cayman Islands)

Series 2017-1A, Class AR, 1.14%, 4/23/2029 (b) (d)	3,697	3,699

CIG Auto Receivables Trust

Series 2019-1A, Class A, 3.33%, 8/15/2024 (b)	40	40

Consumer Loan Underlying Bond Certificate Issuer Trust I

Series 2019-HP1, Class B, 3.48%, 12/15/2026 ‡ (b)	3,800	3,874

Consumer Loan Underlying Bond Credit Trust

Series 2019-P2, Class B, 2.83%, 10/15/2026 ‡ (b)	4,775	4,800

Series 2020-P1, Class A, 2.26%, 3/15/2028 (b)	2,515	2,521

Consumer Underlying Bond Securitization

Series 2018-1, Class A, 4.79%, 2/17/2026 (b)	8,218	8,315

Continental Finance Credit Card ABS Master Trust

Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	4,480	4,522

CoreVest American Finance Trust

Series 2020-4, Class A, 1.17%, 12/15/2052 (b)	3,881	3,862

Series 2021-1, Class A, 1.57%, 4/15/2053 (b)	13,114	13,177

Series 2020-3, Class A, 1.36%, 8/15/2053 (b)	4,349	4,332

CPS Auto Receivables Trust

Series 2017-C, Class D, 3.79%, 6/15/2023 (b)	1,101	1,107

Series 2019-D, Class B, 2.35%, 11/15/2023 (b)	1,397	1,400

Series 2020-A, Class B, 2.36%, 2/15/2024 (b)	2,601	2,612

Series 2019-A, Class D, 4.35%, 12/16/2024 (b)	6,900	7,122

Series 2019-B, Class D, 3.69%, 3/17/2025 (b)	2,000	2,035

Series 2021-C, Class B, 0.84%, 7/15/2025 (b)	16,661	16,667

Series 2019-D, Class D, 2.72%, 9/15/2025 (b)	15,222	15,500

Series 2020-A, Class D, 2.90%, 12/15/2025 (b)	1,000	1,027

Series 2020-B, Class C, 3.30%, 4/15/2026 (b)	6,289	6,427

Series 2020-B, Class D, 4.75%, 4/15/2026 (b)	6,403	6,797

Series 2020-C, Class C, 1.71%, 8/17/2026 (b)	4,685	4,755

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-A, Class C, 0.83%, 9/15/2026 (b)	8,000	8,009

Series 2020-C, Class D, 2.41%, 11/16/2026 (b)	17,250	17,779

Series 2021-C, Class C, 1.21%, 6/15/2027 (b)	7,138	7,137

Credit Acceptance Auto Loan Trust

Series 2019-1A, Class A, 3.33%, 2/15/2028 (b)	2,709	2,720

Series 2019-1A, Class B, 3.75%, 4/17/2028 (b)	8,660	8,823

Series 2019-3A, Class B, 2.86%, 1/16/2029 (b)	4,250	4,393

Series 2020-1A, Class A, 2.01%, 2/15/2029 (b)	8,835	8,971

Series 2020-2A, Class A, 1.37%, 7/16/2029 (b)	15,321	15,484

Series 2020-2A, Class B, 1.93%, 9/17/2029 (b)	9,300	9,479

Series 2020-3A, Class A, 1.24%, 10/15/2029 (b)	3,000	3,031

Series 2020-3A, Class B, 1.77%, 12/17/2029 (b)	7,371	7,500

Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	24,545	24,655

Series 2020-3A, Class C, 2.28%, 2/15/2030 (b)	2,330	2,384

Series 2021-2A, Class C, 1.64%, 6/17/2030 (b)	2,500	2,513

Credito Real USA Auto Receivables Trust

Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	6,822	6,825

Crossroads Asset Trust

Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	8,701	8,711

Crown Castle Towers LLC

3.72%, 7/15/2023 (b)	1,400	1,444

CWABS, Inc. Asset-Backed Certificates Trust

Series 2004-6, Class M1, 0.98%, 10/25/2034 (d)	135	134

DataBank Issuer

Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	11,667	11,711

Diamond Resorts Owner Trust

Series 2019-1A, Class A, 2.89%, 2/20/2032 (b)	5,312	5,470

Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	4,656	4,683

Series 2021-1A, Class B, 2.05%, 11/21/2033 ‡ (b)	1,071	1,083

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	321

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Drive Auto Receivables Trust

Series 2018-2, Class D, 4.14%, 8/15/2024	2,774	2,820

Series 2017-2, Class E, 5.27%, 11/15/2024	7,694	7,790

Series 2018-4, Class D, 4.09%, 1/15/2026	1,462	1,497

Series 2020-1, Class C, 2.36%, 3/16/2026	2,750	2,794

Series 2019-4, Class D, 2.70%, 2/16/2027	7,115	7,306

Series 2020-1, Class D, 2.70%, 5/17/2027	13,200	13,557

Series 2021-2, Class C, 0.87%, 10/15/2027	2,875	2,877

Dryden Senior Loan Fund (Cayman Islands)

Series 2017-49A, Class AR, 1.08%, 7/18/2030 (b) (d)	737	738

DT Auto Owner Trust

Series 2019-3A, Class B, 2.60%, 5/15/2023 (b)	5	5

Series 2019-4A, Class B, 2.36%, 1/16/2024 (b)	1,145	1,149

Series 2018-3A, Class C, 3.79%, 7/15/2024 (b)	931	932

Series 2018-3A, Class D, 4.19%, 7/15/2024 (b)	25,048	25,591

Series 2019-1A, Class D, 3.87%, 11/15/2024 (b)	8,500	8,741

Series 2017-4A, Class E, 5.15%, 11/15/2024 (b)	11,934	11,996

Series 2019-2A, Class D, 3.48%, 2/18/2025 (b)	9,325	9,640

Series 2019-3A, Class C, 2.74%, 4/15/2025 (b)	6,120	6,177

Series 2019-3A, Class D, 2.96%, 4/15/2025 (b)	9,356	9,647

Series 2018-2A, Class E, 5.54%, 6/16/2025 (b)	13,500	14,061

Series 2019-4A, Class C, 2.73%, 7/15/2025 (b)	12,900	13,106

Series 2021-1A, Class B, 0.62%, 9/15/2025 (b)	1,500	1,503

Series 2021-3A, Class B, 0.58%, 11/17/2025 (b)	14,619	14,608

Series 2020-1A, Class C, 2.29%, 11/17/2025 (b)	7,140	7,278

Series 2020-1A, Class D, 2.55%, 11/17/2025 (b)	9,660	9,947

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-2A, Class C, 3.28%, 3/16/2026 (b)	11,250	11,690

Series 2020-3A, Class C, 1.47%, 6/15/2026 (b)	1,445	1,463

Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	9,210	9,222

Series 2021-1A, Class D, 1.16%, 11/16/2026 (b)	3,250	3,249

Series 2021-2A, Class B, 0.81%, 1/15/2027 (b)	1,083	1,087

Series 2021-2A, Class C, 1.10%, 2/16/2027 (b)	4,433	4,453

Series 2021-3A, Class C, 0.87%, 5/17/2027 (b)	12,495	12,492

Elmwood CLO Ltd. (Cayman Islands)

Series 2021-3A, Class A, 1.13%, 10/20/2034 (b) (d)	7,302	7,300

Encina Equipment Finance LLC

Series 2021-1A, Class A2, 0.74%, 12/15/2026 (b)	8,700	8,699

Exeter Automobile Receivables Trust

Series 2017-3A, Class C, 3.68%, 7/17/2023 (b)	2,480	2,514

Series 2018-4A, Class C, 3.97%, 9/15/2023 (b)	643	644

Series 2018-1A, Class D, 3.53%, 11/15/2023 (b)	11,082	11,276

Series 2017-1A, Class D, 6.20%, 11/15/2023 (b)	2,187	2,201

Series 2019-4A, Class B, 2.30%, 12/15/2023 (b)	1,665	1,667

Series 2017-2A, Class D, 6.39%, 2/15/2024 (b)	13,874	14,071

Series 2020-1A, Class B, 2.26%, 4/15/2024 (b)	1,997	2,004

Series 2019-3A, Class C, 2.79%, 5/15/2024 (b)	6,584	6,642

Series 2018-3A, Class E, 5.43%, 8/15/2024 (b)	1,000	1,059

Series 2018-4A, Class D, 4.35%, 9/16/2024 (b)	6,000	6,185

Series 2019-2A, Class D, 3.71%, 3/17/2025 (b)	17,335	18,012

Series 2020-2A, Class C, 3.28%, 5/15/2025 (b)	9,700	9,974

Series 2020-3A, Class C, 1.32%, 7/15/2025	3,500	3,541

Series 2019-4A, Class D, 2.58%, 9/15/2025 (b)	12,865	13,204

SEE NOTES TO FINANCIAL STATEMENTS.

322	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Series 2021-1A, Class C, 0.74%, 1/15/2026	7,500	7,517

Series 2020-2A, Class D, 4.73%, 4/15/2026 (b)	5,075	5,411

Series 2021-2A, Class C, 0.98%, 6/15/2026	3,913	3,925

Series 2019-3A, Class E, 4.00%, 8/17/2026 (b)	9,000	9,465

Series 2021-3A, Class C, 0.96%, 10/15/2026	30,673	30,696

Fair Square Issuance Trust

Series 2020-AA, Class A, 2.90%, 9/20/2024 (b)	7,050	7,107

FCI Funding LLC

Series 2021-1A, Class A, 1.13%, 4/15/2033 (b)	9,177	9,187

FHF Trust

Series 2021-2A, Class A, 0.83%, 12/15/2026 (b)	22,277	22,276

Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	11,270	11,269

FHLMC Structured Pass-Through Securities Certificates

Series T-20, Class A6, 7.99%, 9/25/2029 (e)	1	1

First Investors Auto Owner Trust

Series 2017-1A, Class E, 5.86%, 11/15/2023 (b)	4,360	4,366

Series 2017-3A, Class C, 3.00%, 1/16/2024 (b)	942	946

Series 2019-1A, Class A, 2.89%, 3/15/2024 (b)	124	124

Series 2018-2A, Class D, 4.28%, 1/15/2025 (b)	3,440	3,534

Series 2020-1A, Class C, 2.55%, 2/17/2026 (b)	2,000	2,053

Series 2021-1A, Class B, 0.89%, 3/15/2027 (b)	2,500	2,509

FirstKey Homes Trust

Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (b)	5,998	6,010

Series 2020-SFR1, Class C, 1.94%, 8/17/2037 ‡ (b)	2,307	2,326

Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (b)	6,918	6,927

Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (b)	6,508	6,530

Series 2021-SFR1, Class C, 1.89%, 8/17/2038 ‡ (b)	10,000	10,009

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-SFR1, Class D, 2.19%, 8/17/2038 ‡ (b)	13,000	13,041

Flagship Credit Auto Trust

Series 2019-1, Class A, 3.11%, 8/15/2023 (b)	176	176

Series 2017-3, Class C, 2.91%, 9/15/2023 (b)	952	954

Series 2017-3, Class D, 3.73%, 9/15/2023 (b)	5,500	5,598

Series 2017-4, Class C, 2.92%, 11/15/2023 (b)	1,313	1,319

Series 2019-3, Class A, 2.33%, 2/15/2024 (b)	629	632

Series 2018-4, Class C, 4.11%, 10/15/2024 (b)	4,500	4,611

Series 2017-4, Class E, 5.02%, 2/17/2025 (b)	11,250	11,629

Series 2019-1, Class D, 4.08%, 2/18/2025 (b)	3,750	3,917

Series 2019-2, Class C, 3.09%, 5/15/2025 (b)	6,494	6,685

Series 2019-3, Class C, 2.74%, 10/15/2025 (b)	12,000	12,357

Series 2019-4, Class C, 2.77%, 12/15/2025 (b)	13,300	13,742

Series 2020-2, Class D, 5.75%, 4/15/2026 (b)	5,000	5,460

Series 2020-3, Class C, 1.73%, 9/15/2026 (b)	8,335	8,500

Series 2020-3, Class D, 2.50%, 9/15/2026 (b)	4,665	4,835

Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	7,330	7,324

Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	1,090	1,101

Series 2021-1, Class C, 0.91%, 3/15/2027 (b)	10,600	10,575

Series 2021-3, Class C, 1.46%, 9/15/2027 (b)	16,250	16,281

Ford Credit Auto Owner Trust

Series 2019-C, Class A3, 1.87%, 3/15/2024	377	381

Foundation Finance Trust

Series 2020-1A, Class A, 3.54%, 7/16/2040 (b)	5,901	6,119

Series 2021-1A, Class A, 1.27%, 5/15/2041 (b)	22,489	22,411

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	323

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Foursight Capital Automobile Receivables Trust

Series 2018-1, Class E, 5.56%, 1/16/2024 (b)	2,500	2,537

Series 2018-1, Class F, 6.82%, 4/15/2025 (b)	6,960	7,079

Series 2018-2, Class F, 6.48%, 6/15/2026 (b)	6,855	7,109

FREED ABS Trust

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (b)	933	936

Series 2020-FP1, Class B, 3.06%, 3/18/2027 ‡ (b)	1,759	1,778

Series 2020-2CP, Class B, 5.50%, 6/18/2027 ‡ (b)	3,855	3,938

Series 2020-3FP, Class B, 4.18%, 9/20/2027 ‡ (b)	1,676	1,692

Series 2021-1CP, Class A, 0.66%, 3/20/2028 (b)	5,550	5,553

Series 2021-2, Class A, 0.68%, 6/19/2028 (b)	8,235	8,240

FRTKL

Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (b)	4,960	4,956

Galaxy CLO Ltd. (Cayman Islands)

Series 2015-19A, Class A1RR, 1.08%, 7/24/2030 (b) (d)	11,000	10,997

GLS Auto Receivables Issuer Trust

Series 2019-3A, Class A, 2.58%, 7/17/2023 (b)	105	105

Series 2019-2A, Class B, 3.32%, 3/15/2024 (b)	11,185	11,300

Series 2019-3A, Class B, 2.72%, 6/17/2024 (b)	2,000	2,021

Series 2019-4A, Class B, 2.78%, 9/16/2024 (b)	3,500	3,559

Series 2019-1A, Class B, 3.65%, 12/16/2024 (b)	492	495

Series 2019-1A, Class C, 3.87%, 12/16/2024 (b)	14,531	14,935

Series 2019-2A, Class C, 3.54%, 2/18/2025 (b)	7,680	7,928

Series 2020-3A, Class C, 1.92%, 5/15/2025 (b)	15,235	15,498

Series 2019-3A, Class C, 2.96%, 5/15/2025 (b)	13,300	13,580

Series 2020-2A, Class B, 3.16%, 6/16/2025 (b)	7,150	7,389

Series 2020-4A, Class C, 1.14%, 11/17/2025 (b)	5,445	5,477

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-2A, Class C, 4.57%, 4/15/2026 (b)	5,250	5,604

Series 2020-4A, Class D, 1.64%, 10/15/2026 (b)	9,250	9,324

GLS Auto Receivables Trust

Series 2018-2A, Class C, 4.17%, 4/15/2024 (b)	973	990

GM Financial Leasing Trust

Series 2021-1, Class B, 0.54%, 2/20/2025	2,058	2,060

GMF Floorplan Owner Revolving Trust

Series 2018-4, Class B, 3.68%, 9/15/2023 (b)	4,760	4,766

Goldman Home Improvement Trust Issuer Trust

Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (b)	36,850	36,719

Hilton Grand Vacations Trust

Series 2020-AA, Class A, 2.74%, 2/25/2039 (b)	503	525

KREF Ltd.

Series 2021-FL2, Class A, 1.16%, 2/15/2039 (b) (d)	7,187	7,187

LCM LP (Cayman Islands)

Series 14A, Class AR, 1.17%, 7/20/2031 (b) (d)	25,255	25,289

LCM Ltd. (Cayman Islands)

Series 24A, Class AR, 1.11%, 3/20/2030 (b) (d)	10,288	10,288

Legacy Mortgage Asset Trust

Series 2019-GS5, Class A1, 3.20%, 5/25/2059 ‡ (b) (e)	2,014	2,022

Lendingpoint Asset Securitization Trust

Series 2021-A, Class A, 1.00%, 12/15/2028 (b)	30,042	30,052

LendingPoint Asset Securitization Trust

Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	14,000	14,140

Lendmark Funding Trust

Series 2019-1A, Class A, 3.00%, 12/20/2027 (b)	6,400	6,520

LL ABS Trust

Series 2019-1A, Class B, 3.52%, 3/15/2027 ‡ (b)	3,912	3,938

Series 2020-1A, Class A, 2.33%, 1/17/2028 (b)	1,118	1,125

Series 2021-1A, Class A, 1.07%, 5/15/2029 (b)	17,711	17,710

SEE NOTES TO FINANCIAL STATEMENTS.

324	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

LMREC LLC

Series 2021-CRE4, Class A, 1.19%, 4/22/2037 (b) (d)	16,181	16,183

Longfellow Place CLO Ltd. (Cayman Islands)

Series 2013-1A, Class AR3, 1.13%, 4/15/2029 (b) (d)	15,120	15,116

Magnetite XV Ltd. (Cayman Islands)

Series 2015-15A, Class AR, 1.14%, 7/25/2031 (b) (d)	1,000	1,000

Mariner Finance Issuance Trust

Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	7,845	8,016

Series 2020-AA, Class A, 2.19%, 8/21/2034 (b)	4,900	4,988

Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	15,923	16,084

Marlette Funding Trust

Series 2019-2A, Class A, 3.13%, 7/16/2029 (b)	45	45

Series 2019-3A, Class A, 2.69%, 9/17/2029 (b)	531	532

Series 2020-1A, Class A, 2.24%, 3/15/2030 (b)	28	28

Mercury Financial Credit Card Master Trust

Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	20,882	20,957

Mission Lane Credit Card Master Trust

Series 2021-A, Class A, 1.59%, 9/15/2026 (b)	26,014	26,033

Morgan Stanley ABS Capital I, Inc. Trust

Series 2003-SD1, Class M1, 2.33%, 3/25/2033 ‡ (d)	239	237

MVW LLC

Series 2020-1A, Class A, 1.74%, 10/20/2037 (b)	2,951	2,991

Neuberger Berman CLO Ltd.

Series 13-15A, Class A1R2, 0.00%, 10/15/2029 (b) (d) (f)	13,072	13,072

Series 2013-14A, Class AR2, 1.16%, 1/28/2030 (b) (d)	10,700	10,700

New Residential Advance Receivables Trust Advance Receivables Backed

Series 2020-T1, Class AT1, 1.43%, 8/15/2053 (b)	15,556	15,587

Newark BSL CLO 2 Ltd. (Cayman Islands)

Series 2017-1A, Class A1R, 1.10%, 7/25/2030 (b) (d)	10,996	10,993

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

NMEF Funding LLC

Series 2021-A, Class A2, 0.81%, 12/15/2027 (b)	14,687	14,692

Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (b)	5,406	5,406

NRZ Excess Spread-Collateralized Notes

Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	1,812	1,809

Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	18,590	18,578

OCP CLO Ltd. (Cayman Islands)

Series 2017-13A, Class A1AR, 0.00%, 7/15/2030 (b) (d) (f)	21,210	21,210

Octagon Investment Partners 30 Ltd. (Cayman Islands)

Series 2017-1A, Class A1R, 1.13%, 3/17/2030 (b) (d)	14,060	14,063

Octane Receivables Trust

Series 2019-1A, Class A, 3.16%, 9/20/2023 (b)	3,031	3,053

Series 2019-1A, Class B, 3.77%, 7/22/2024 ‡ (b)	8,592	8,803

Series 2020-1A, Class A, 1.71%, 2/20/2025 (b)	6,550	6,605

Series 2020-1A, Class B, 1.98%, 6/20/2025 ‡ (b)	734	744

OneMain Direct Auto Receivables Trust

Series 2018-1A, Class A, 3.43%, 12/16/2024 (b)	632	634

OneMain Financial Issuance Trust

Series 2019-1A, Class A, 3.48%, 2/14/2031 (b)	4,313	4,317

Oportun Funding LLC

Series 2020-1, Class A, 2.20%, 5/15/2024 (b)	6,089	6,113

Oportun Funding XIII LLC

Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	8,950	9,136

Oportun Funding XIV LLC

Series 2021-A, Class A, 1.21%, 3/8/2028 (b)	8,132	8,160

Pagaya AI Debt Selection Trust

Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	28,258	28,331

Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	10,634	10,650

Palmer Square Loan Funding Ltd. (Cayman Islands)

Series 2021-1A, Class A1, 1.03%, 4/20/2029 (b) (d)	8,582	8,580

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	325

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Series 2021-2A, Class A1, 0.93%, 5/20/2029 (b) (d)	13,879	13,875

Series 2021-3A, Class A1, 0.97%, 7/20/2029 (b) (d)	12,413	12,410

Prestige Auto Receivables Trust

Series 2017-1A, Class D, 3.61%, 10/16/2023 (b)	5,880	5,912

Series 2019-1A, Class B, 2.53%, 1/16/2024 (b)	4,000	4,022

PRET LLC

Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (b) (e)	14,178	14,182

Pretium Mortgage Credit Partners I LLC

Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (b) (d)	15,618	15,619

Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (b) (e)	11,713	11,827

Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (e)	9,718	9,729

Progress Residential

Series 2021-SFR3, Class B, 1.89%, 5/17/2026 ‡ (b)	667	673

Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 ‡ (b)	1,800	1,809

Progress Residential Trust

Series 2018-SFR3, Class C, 4.18%, 10/17/2035 ‡ (b)	2,000	2,000

Series 2018-SFR3, Class D, 4.43%, 10/17/2035 ‡ (b)	2,500	2,499

Series 2021-SFR6, Class A, 1. 52%, 7/17/2038 (b)	7,287	7,311

Series 2021-SFR6, Class B, 1.75%, 7/17/2038 ‡ (b)	17,500	17,539

Series 2021-SFR8, Class E1, 2.38%, 9/17/2038 (b)	4,650	4,653

PRPM LLC

Series 2020-4, Class A1, 2.95%, 10/25/2025 ‡ (b) (e)	11,142	11,195

Regional Management Issuance Trust

Series 2020-1, Class A, 2.34%, 10/15/2030 (b)	6,210	6,331

Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	14,957	15,021

Republic Finance Issuance Trust

Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	7,592	7,734

Republic FInance Issuance Trust

Series 2019-A, Class A, 3.43%, 11/22/2027 (b)	8,900	8,983

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Santander Consumer Auto Receivables Trust

Series 2020-AA, Class C, 3.71%, 2/17/2026 (b)	2,984	3,140

Series 2021-AA, Class C, 1.03%, 11/16/2026 (b)	1,500	1,496

Santander Drive Auto Receivables Trust

Series 2019-3, Class D, 2.68%, 10/15/2025	1,605	1,644

Series 2018-4, Class D, 3.98%, 12/15/2025	3,066	3,145

Series 2020-3, Class C, 1.12%, 1/15/2026	2,365	2,382

Series 2021-2, Class C, 0.90%, 6/15/2026	8,100	8,136

Series 2020-2, Class D, 2.22%, 9/15/2026	6,680	6,824

Series 2021-1, Class D, 1.13%, 11/16/2026	6,000	6,030

Series 2020-3, Class D, 1.64%, 11/16/2026	1,725	1,753

Series 2020-4, Class D, 1.48%, 1/15/2027	14,510	14,720

Series 2021-2, Class D, 1.35%, 7/15/2027	3,500	3,527

Series 2021-3, Class C, 0.95%, 9/15/2027	19,038	19,087

Series 2021-3, Class D, 1.33%, 9/15/2027	2,700	2,709

Santander Retail Auto Lease Trust

Series 2019-B, Class A3, 2.30%, 1/20/2023 (b)	5,415	5,446

Series 2019-A, Class C, 3.30%, 5/22/2023 (b)	6,000	6,068

Series 2019-A, Class D, 3.66%, 5/20/2024 (b)	8,590	8,723

Shackleton CLO Ltd. (Cayman Islands)

Series 2017-11A, Class AR, 1.21%, 8/15/2030 (b) (d)	10,000	10,009

Sierra Timeshare Receivables Funding LLC

Series 2018-3A, Class A, 3.69%, 9/20/2035 (b)	671	700

Series 2019-3A, Class A, 2.34%, 8/20/2036 (b)	1,025	1,046

Series 2020-2A, Class A, 1.33%, 7/20/2037 (b)	573	576

Series 2020-2A, Class B, 2.32%, 7/20/2037 ‡ (b)	2,243	2,279

Series 2021-1A, Class A, 0.99%, 11/20/2037 (b)	3,459	3,454

SEE NOTES TO FINANCIAL STATEMENTS.

326	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (b)	2,127	2,133

Series 2021-1A, Class C, 1.79%, 11/20/2037 ‡ (b)	1,891	1,901

Skopos Auto Receivables Trust

Series 2019-1A, Class B, 3.43%, 9/15/2023 (b)	3,951	3,965

Series 2019-1A, Class C, 3.63%, 9/16/2024 (b)	1,075	1,094

Small Business Lending Trust

Series 2020-A, Class A, 2.62%, 12/15/2026 (b)	2,815	2,822

SoFi Consumer Loan Program LLC

Series 2017-6, Class B, 3.52%, 11/25/2026 ‡ (b)	1,621	1,633

Synchrony Credit Card Master Note Trust

Series 2017-2, Class A, 2.62%, 10/15/2025	3,839	3,943

Theorem Funding Trust

Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	9,966	9,969

THL Credit Wind River CLO Ltd. (Cayman Islands)

Series 2014-2A, Class AR, 1.27%, 1/15/2031 (b) (d)	9,050	9,053

United Auto Credit Securitization Trust

Series 2019-1, Class D, 3.47%, 8/12/2024 (b)	5,270	5,304

Series 2020-1, Class C, 2.15%, 2/10/2025 (b)	4,400	4,432

Upstart Pass-Through Trust

Series 2021-ST5, Class A, 2.00%, 7/20/2027 (b)	2,788	2,786

Series 2021-ST6, Class A, 1.85%, 8/20/2027 (b)	7,365	7,367

Upstart Securitization Trust

Series 2019-3, Class A, 2.68%, 1/21/2030 (b)	1,817	1,824

Series 2019-3, Class B, 3.83%, 1/21/2030 ‡ (b)	4,750	4,823

Series 2020-1, Class A, 2.32%, 4/22/2030 (b)	2,126	2,138

Series 2020-3, Class A, 1.70%, 11/20/2030 (b)	8,824	8,871

Series 2021-1, Class A, 0.87%, 3/20/2031 (b)	11,786	11,810

Series 2021-2, Class A, 0.91%, 6/20/2031 (b)	9,586	9,596

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-3, Class A, 0.83%, 7/20/2031 (b)	19,187	19,199

US Auto Funding

Series 2021-1A, Class A, 0.79%, 7/15/2024 (b)	14,200	14,205

US Auto Funding LLC

Series 2019-1A, Class B, 3.99%, 12/15/2022 (b)	516	519

USASF Receivables LLC

Series 2020-1A, Class A, 2.47%, 8/15/2023 (b)	1,431	1,438

Series 2020-1A, Class B, 3.22%, 5/15/2024 (b)	7,500	7,635

VCAT LLC

Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (b) (e)	3,055	3,064

Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (b) (e)	5,479	5,474

Venture CLO Ltd. (Cayman Islands)

Series 2018-33A, Class A1LR, 1.19%, 7/15/2031 (b) (d)	16,714	16,710

Veros Auto Receivables Trust

Series 2021-1, Class A, 0.92%, 10/15/2026 (b)	9,879	9,880

Veros Automobile Receivables Trust

Series 2020-1, Class A, 1.67%, 9/15/2023 (b)	912	914

Volkswagen Auto Loan Enhanced Trust

Series 2018-1, Class A4, 3.15%, 7/22/2024	3,450	3,481

VOLT C LLC

Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (b) (e)	7,654	7,663

VOLT CI LLC

Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (b) (e)	17,804	17,835

VOLT CIII LLC

Series 2021-CF1, Class A1, 1.99%, 8/25/2051 (b) (e)	21,001	21,014

VOLT XCII LLC

Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (e)	7,963	7,968

VOLT XCIII LLC

Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (e)	18,059	18,126

VOLT XCIV LLC

Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (e)	18,041	18,067

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	327

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

VOLT XCIX LLC

Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (e)	9,211	9,236

VOLT XCV LLC

Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (b) (e)	18,556	18,594

VOLT XCVI LLC

Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (e)	16,593	16,610

VOLT XCVII LLC

Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	11,921	11,931

Westgate Resorts LLC

Series 2020-1A, Class A, 2.71%, 3/20/2034 (b)	1,963	2,003

Westlake Automobile Receivables Trust

Series 2018-3A, Class D, 4.00%, 10/16/2023 (b)	10,389	10,507

Series 2018-3A, Class E, 4.90%, 12/15/2023 (b)	8,000	8,236

Series 2018-2A, Class E, 4.86%, 1/16/2024 (b)	8,800	8,968

Series 2019-1A, Class D, 3.67%, 3/15/2024 (b)	9,000	9,192

Series 2019-2A, Class C, 2.84%, 7/15/2024 (b)	8,455	8,541

Series 2019-3A, Class C, 2.49%, 10/15/2024 (b)	3,065	3,107

Series 2019-3A, Class D, 2.72%, 11/15/2024 (b)	19,850	20,353

Series 2019-2A, Class D, 3.20%, 11/15/2024 (b)	5,492	5,642

Series 2019-3A, Class E, 3.59%, 3/17/2025 (b)	2,950	3,056

Series 2020-1A, Class C, 2.52%, 4/15/2025 (b)	18,500	18,883

Series 2020-1A, Class D, 2.80%, 6/16/2025 (b)	17,575	18,124

Series 2020-2A, Class C, 2.01%, 7/15/2025 (b)	2,500	2,545

Series 2020-3A, Class C, 1.24%, 11/17/2025 (b)	5,000	5,047

Series 2020-2A, Class D, 2.76%, 1/15/2026 (b)	19,100	19,737

Series 2020-3A, Class D, 1.65%, 2/17/2026 (b)	5,500	5,589

Series 2021-1A, Class D, 1.23%, 4/15/2026 (b)	18,411	18,464

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

World Financial Network Credit Card Master Trust

Series 2019-B, Class A, 2.49%, 4/15/2026	13,300	13,539

Series 2019-C, Class A, 2.21%, 7/15/2026	3,090	3,154

World Omni Auto Receivables Trust

Series 2017-B, Class A3, 1.95%, 2/15/2023	112	112

Series 2019-A, Class A3, 3.04%, 5/15/2024	1,718	1,739

Total Asset-Backed Securities (Cost $2,833,707)		2,841,186

U.S. Treasury Obligations — 23.7%

U.S. Treasury Notes

1.25%, 10/31/2021	47,315	47,408

1.50%, 10/31/2021	2,265	2,270

2.00%, 10/31/2021	18,500	18,559

1.75%, 11/30/2021	37,000	37,155

2.50%, 1/15/2022	22,115	22,315

0.13%, 5/31/2022	28,710	28,721

0.13%, 6/30/2022	230,725	230,815

0.13%, 7/31/2022	129,325	129,376

1.63%, 8/31/2022	114,025	115,784

1.50%, 9/15/2022	75,500	76,603

0.13%, 10/31/2022	50,000	50,008

1.63%, 11/15/2022	45,235	46,058

0.13%, 11/30/2022	99,200	99,223

2.00%, 11/30/2022	100,505	102,868

1.63%, 12/15/2022	102,216	104,200

0.13%, 12/31/2022	152,350	152,332

1.50%, 1/15/2023	37,515	38,221

2.38%, 1/31/2023	337,090	347,782

0.13%, 2/28/2023	38,490	38,475

0.50%, 3/15/2023	33,180	33,364

0.13%, 4/30/2023	353,290	353,056

0.13%, 5/31/2023	400,975	400,631

0.13%, 6/30/2023	276,345	276,140

0.13%, 12/15/2023	115	115

0.38%, 8/15/2024	81,515	81,451

Total U.S. Treasury Obligations (Cost $2,829,499)		2,832,930

Collateralized Mortgage Obligations — 11.3%

Alternative Loan Trust

Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	10	10

Angel Oak Mortgage Trust LLC

Series 2020-5, Class A1, 1.37%, 5/25/2065 (b) (d)	3,888	3,906

SEE NOTES TO FINANCIAL STATEMENTS.

328	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

ANTLR Mortgage Trust

Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (b) (d)	11,384	11,396

Bear Stearns ARM Trust

Series 2003-7, Class 3A, 2.53%, 10/25/2033 (d)	16	16

Cascade Funding Mortgage Trust

Series 2021-HB6, Class A, 0.90%, 6/25/2036 (b) (d)	19,317	19,322

CFMT LLC

Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (d)	9,747	9,749

Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (b) (d)	2,000	1,994

CHL Mortgage Pass-Through Trust

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	—	(g)

Citicorp Mortgage Securities Trust

Series 2006-1, Class 2A1, 5.00%, 2/25/2021	23	23

Citigroup Mortgage Loan Trust, Inc.

Series 2003-UP3, Class A1, 7.00%, 9/25/2033	26	26

Series 2004-UST1, Class A6, 1.95%, 8/25/2034 (d)	131	127

COLT Mortgage Loan Trust

Series 2019-4, Class A1, 2.58%, 11/25/2049 (b) (d)	1,092	1,094

CSFB Mortgage-Backed Pass-Through Certificates

Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67	20

CSMC Mortgage-Backed Trust

Series 2007-5, Class 5A5, 5.46%, 4/1/2037 (d)	484	215

CSMC Trust

Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (d)	13,106	13,160

FHLMC — GNMA

Series 31, Class Z, 8.00%, 4/25/2024	36	38

Series 56, Class Z, 7.50%, 9/20/2026	22	25

FHLMC STACR REMIC Trust

Series 2020-DNA1, Class M2, 1.78%, 1/25/2050 (b) (d)	5,090	5,111

Series 2021-DNA1, Class M1, 0.70%, 1/25/2051 (b) (d)	5,605	5,605

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FHLMC Structured Agency Credit Risk Debt Notes

Series 2019-CS03, 0.08%, 10/25/2032 (b) (d)	8,286		8,182

Series 2021-DNA2, Class M1, 0.85%, 8/25/2033 (b) (d)	6,750		6,757

FHLMC, REMIC

Series 3925, Class CA, 2.00%, 9/15/2021	4		4

Series 3872, Class ND, 2.00%, 12/15/2021	—	(g)	—	(g)

Series 2418, Class MF, 6.00%, 2/15/2022	6		6

Series 1343, Class LA, 8.00%, 8/15/2022	1		1

Series 1424, Class F, 0.83%, 11/15/2022 (d)	—	(g)	—	(g)

Series 1480, Class LZ, 7.50%, 3/15/2023	7		7

Series 3784, Class F, 0.50%, 7/15/2023 (d)	276		276

Series 3784, Class S, IF, IO, 6.50%, 7/15/2023 (d)	297		11

Series 3229, Class AF, 0.35%, 8/15/2023 (d)	165		165

Series 1560, Class Z, 7.00%, 8/15/2023	23		24

Series 2682, Class JG, 4.50%, 10/15/2023	456		470

Series 2686, Class GC, 5.00%, 10/15/2023	552		571

Series 2790, Class TN, 4.00%, 5/15/2024	76		78

Series 1754, Class Z, 8.50%, 9/15/2024	13		14

Series 1779, Class Z, 8.50%, 4/15/2025	44		49

Series 3763, Class NE, 2.50%, 5/15/2025	11		11

Series 4303, Class VA, 3.50%, 5/15/2025	381		398

Series 2989, Class TG, 5.00%, 6/15/2025	1,104		1,165

Series 2997, Class BC, 5.00%, 6/15/2025	1,382		1,459

Series 3005, Class ED, 5.00%, 7/15/2025	537		567

Series 3826, Class BK, 3.00%, 3/15/2026	468		487

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	329

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3945, Class CA, 3.00%, 3/15/2026	146	147

Series 3864, Class PG, 3.50%, 5/15/2026	76	80

Series 3887, Class GM, 4.00%, 7/15/2026 (e)	95	102

Series 3903, Class GB, 4.00%, 8/15/2026	430	448

Series 3909, Class HG, 4.00%, 8/15/2026 (e)	245	261

Series 1888, Class Z, 7.00%, 8/15/2026	47	51

Series 3936, Class AB, 3.00%, 10/15/2026	480	501

Series 3946, Class BU, 3.00%, 10/15/2026	179	187

Series 3996, Class BA, 1.50%, 2/15/2027	176	179

Series 4015, Class GL, 2.25%, 3/15/2027	154	160

Series 4020, Class N, 3.00%, 3/15/2027	83	87

Series 4054, Class AE, 1.50%, 4/15/2027	327	332

Series 4029, Class LY, 3.00%, 4/15/2027	1,000	1,083

Series 4039, Class AB, 1.50%, 5/15/2027	289	296

Series 4039, Class PB, 1.50%, 5/15/2027	785	798

Series 4043, Class PB, 1.50%, 5/15/2027	590	600

Series 4097, Class HJ, 1.50%, 8/15/2027	966	981

Series 4089, Class AI, IO, 3.00%, 8/15/2027	4,384	229

Series 4103, Class HA, 2.50%, 9/15/2027	257	267

Series 4361, Class CA, 2.50%, 9/15/2027	641	665

Series 4257, Class A, 2.50%, 10/15/2027	425	435

Series 4131, Class BC, 1.25%, 11/15/2027	169	172

Series 4129, Class AP, 1.50%, 11/15/2027	977	990

Series 4286, Class J, 2.50%, 11/15/2027	423	429

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4141, Class BI, IO, 2.50%, 12/15/2027	4,232	221

Series 4304, Class DW, 2.50%, 12/15/2027	1,000	1,055

Series 4251, Class KW, 2.50%, 4/15/2028	1,000	1,041

Series 4207, Class JD, 1.50%, 5/15/2028	268	271

Series 4204, Class EG, 1.75%, 5/15/2028	1,489	1,529

Series 4204, Class HA, 2.50%, 5/15/2028	3,927	4,087

Series 4217, Class UD, 1.75%, 6/15/2028	414	421

Series 4085, Class VB, 3.50%, 9/15/2028	2,083	2,123

Series 2090, Class F, 0.30%, 10/15/2028 (d)	115	114

Series 4304, Class TD, 2.00%, 12/15/2028	2,079	2,138

Series 3523, Class MX, 4.50%, 4/15/2029	118	129

Series 2995, Class FT, 0.35%, 5/15/2029 (d)	140	140

Series 4338, Class TH, 2.25%, 5/15/2029	1,709	1,756

Series 4338, Class GE, 2.50%, 5/15/2029	125	130

Series 4564, Class QA, 3.00%, 7/15/2029	5,605	5,779

Series 3721, Class DG, 2.75%, 9/15/2030	286	298

Series 5065, Class A, 2.00%, 9/25/2030	3,512	3,537

Series 3775, Class DB, 4.00%, 12/15/2030	445	484

Series 3779, Class LB, 4.00%, 12/15/2030	481	527

Series 2303, Class FY, 0.40%, 4/15/2031 (d)	195	195

Series 4051, Class MB, 2.00%, 4/15/2031	126	127

Series 2326, Class ZQ, 6.50%, 6/15/2031	174	197

Series 4252, Class MD, 3.00%, 7/15/2031	59	59

Series 2362, Class F, 0.50%, 9/15/2031 (d)	104	104

Series 4254, Class TA, 2.50%, 10/15/2031	747	768

SEE NOTES TO FINANCIAL STATEMENTS.

330	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2500, Class FD, 0.60%, 3/15/2032 (d)	193	194

Series 4318, Class KB, 2.50%, 4/15/2032	292	297

Series 4170, Class QE, 2.00%, 5/15/2032	185	189

Series 4094, Class BF, 0.50%, 8/15/2032 (d)	503	503

Series 2492, Class GH, 6.00%, 8/15/2032	269	311

Series 4120, Class KA, 1.75%, 10/15/2032	841	864

Series 4142, Class PG, 2.00%, 12/15/2032	118	121

Series 2711, Class FC, 1.00%, 2/15/2033 (d)	1,200	1,227

Series 2602, Class FH, 0.41%, 4/15/2033 (d)	257	257

Series 4206, Class DZ, 3.00%, 5/15/2033	754	788

Series 4423, Class VN, 3.00%, 5/15/2033	1,100	1,157

Series 2617, Class Z, 5.50%, 5/15/2033	4,609	5,286

Series 4283, Class ZL, 3.00%, 8/15/2033	12,582	13,622

Series 2662, Class MT, 4.50%, 8/15/2033	95	104

Series 4620, IO, 5.00%, 9/15/2033	394	64

Series 2686, Class KZ, 4.50%, 10/15/2033	1,332	1,461

Series 2693, Class Z, 5.50%, 10/15/2033	187	214

Series 3005, Class PV, IF, 12.58%, 10/15/2033 (d)	5	6

Series 2727, Class PM, 4.50%, 1/15/2034	1,081	1,203

Series 2736, Class PE, 5.00%, 1/15/2034	4,161	4,717

Series 2806, Class FA, 1.10%, 2/15/2034 (d)	335	344

Series 4482, Class CA, 3.00%, 4/15/2034	9,081	9,391

Series 2989, Class MU, IF, IO, 6.90%, 7/15/2034 (d)	1,588	228

Series 3204, Class ZM, 5.00%, 8/15/2034	671	760

Series 2963, Class ZG, 5.00%, 11/15/2034	620	704

Series 2953, Class MF, 0.40%, 12/15/2034 (d)	68	68

Series 2898, Class PG, 5.00%, 12/15/2034	853	973

Series 3003, Class LD, 5.00%, 12/15/2034	146	167

Series 2901, Class S, IF, 9.98%, 12/15/2034 (d)	362	432

Series 4265, Class FD, 0.50%, 1/15/2035 (d)	365	368

Series 2933, Class EM, 5.50%, 1/15/2035	90	99

Series 2929, Class PG, 5.00%, 2/15/2035	107	122

Series 2941, Class Z, 4.50%, 3/15/2035	1,049	1,129

Series 2953, Class PG, 5.50%, 3/15/2035	373	433

Series 2973, Class EB, 5.50%, 4/15/2035	2,266	2,396

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2976, Class HZ, 4.50%, 5/15/2035	346	381

Series 2996, Class PB, 5.50%, 5/15/2035	1,960	2,114

Series 3002, Class BN, 5.00%, 7/15/2035	306	347

Series 3013, Class HZ, 5.00%, 8/15/2035	1,053	1,190

Series 3036, Class NE, 5.00%, 9/15/2035	119	135

Series 3101, Class UZ, 6.00%, 1/15/2036	252	295

Series 3174, Class LF, 0.45%, 5/15/2036 (d)	301	302

Series 3662, Class ZB, 5.50%, 8/15/2036	192	224

Series 4646, Class JV, 3.50%, 11/15/2036	6,446	6,916

Series 3704, Class DC, 4.00%, 11/15/2036	605	623

Series 3688, Class NB, 4.50%, 11/15/2036	824	922

Series 3855, Class AM, 6.50%, 11/15/2036	2,593	2,968

Series 3704, Class CZ, 4.00%, 12/15/2036	1,727	1,897

Series 3249, Class CL, 4.25%, 12/15/2036	1,917	2,081

Series 3258, Class PM, 5.50%, 12/15/2036	537	615

Series 4279, Class JA, 3.00%, 2/15/2037	350	354

Series 3305, Class IW, IF, IO, 6.35%, 4/15/2037 (d)	404	39

Series 3318, Class HF, 0.36%, 5/15/2037 (d)	314	315

Series 3326, Class FG, 0.45%, 6/15/2037 (d)	774	781

Series 3724, Class CM, 5.50%, 6/15/2037	392	449

Series 3351, Class ZC, 5.50%, 7/15/2037	1,539	1,786

Series 3420, Class EI, IO, 1.12%, 8/15/2037 (e)	4,432	236

Series 3429, Class S, IF, IO, 6.72%, 3/15/2038 (d)	632	140

Series 3447, Class DB, 5.00%, 5/15/2038	2,099	2,330

Series 3459, Class MB, 5.00%, 6/15/2038	123	139

Series 3575, Class ZA, 5.00%, 6/15/2038	5,131	5,843

Series 4773, Class VK, 4.00%, 7/15/2038	1,944	1,969

Series 4290, Class CA, 3.50%, 12/15/2038	53	53

Series 4085, Class FB, 0.50%, 1/15/2039 (d)	20	20

Series 3546, Class A, 1.74%, 2/15/2039 (d)	610	632

Series 3540, Class A, 5.00%, 5/15/2039	357	387

Series 4428, Class LA, 3.00%, 6/15/2039	1,214	1,262

Series 4346, Class A, 3.50%, 7/15/2039	107	114

Series 4444, Class CD, 3.00%, 8/15/2039	365	365

Series 3597, Class HM, 4.50%, 8/15/2039	278	296

Series 3569, Class NY, 5.00%, 8/15/2039	696	792

Series 3572, Class JS, IF, IO, 6.70%, 9/15/2039 (d)	486	73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	331

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4212, Class LA, 3.00%, 10/15/2039	836	852

Series 3585, Class KW, 4.50%, 10/15/2039	2,042	2,270

Series 3768, Class MB, 4.00%, 12/15/2039	73	75

Series 3910, Class CT, 4.00%, 12/15/2039	49	49

Series 3609, Class SA, IF, IO, 6.24%, 12/15/2039 (d)	2,562	385

Series 4329, Class KA, 3.00%, 1/15/2040	323	327

Series 3632, Class PK, 5.00%, 2/15/2040	502	557

Series 4352, Class A, 3.00%, 4/15/2040	114	116

Series 3656, Class PM, 5.00%, 4/15/2040	3,161	3,609

Series 4390, Class NY, 3.00%, 6/15/2040	909	918

Series 3819, Class G, 4.00%, 6/15/2040	47	48

Series 3786, Class NA, 4.50%, 7/15/2040	140	149

Series 3960, Class FJ, 0.45%, 8/15/2040 (d)	35	35

Series 3726, Class PA, 3.00%, 8/15/2040	339	353

Series 3706, Class P, 4.00%, 8/15/2040	5,883	6,316

Series 4655, Class DJ, 3.00%, 10/15/2040	3,107	3,329

Series 4088, Class LE, 4.00%, 10/15/2040	556	568

Series 4318, Class KZ, 4.00%, 12/15/2040	2,958	3,283

Series 3769, Class ZC, 4.50%, 12/15/2040	1,704	1,871

Series 3803, Class FY, 0.50%, 1/15/2041 (d)	109	109

Series 3822, Class ZG, 4.00%, 2/15/2041	6,442	7,238

Series 4080, Class DA, 2.00%, 3/15/2041	406	416

Series 4288, Class JZ, 2.50%, 3/15/2041	288	288

Series 3844, Class FA, 0.55%, 4/15/2041 (d)	316	320

Series 3862, Class GA, 4.00%, 4/15/2041	304	330

Series 4074, Class PA, 3.00%, 5/15/2041	1,352	1,393

Series 4050, Class BA, 3.50%, 5/15/2041	727	736

Series 4229, Class MA, 3.50%, 5/15/2041	9,997	10,480

Series 3859, Class JB, 5.00%, 5/15/2041	447	503

Series 4150, Class JE, 2.00%, 6/15/2041	1,174	1,207

Series 3884, Class BL, 4.50%, 6/15/2041	6,633	7,241

Series 3939, Class BZ, 4.50%, 6/15/2041	3,063	3,278

Series 4150, Class FN, 0.40%, 7/15/2041 (d)	554	556

Series 4105, Class HA, 2.00%, 7/15/2041	1,768	1,812

Series 4150, Class FY, 0.40%, 8/15/2041 (d)	551	553

Series 4152, Class LE, 1.75%, 8/15/2041	5,243	5,383

Series 4143, Class NA, 2.50%, 8/15/2041	3,592	3,715

Series 3904, Class HC, 4.00%, 8/15/2041	1,485	1,630

Series 3906, Class B, 4.00%, 8/15/2041	4,427	4,751

Series 3952, Class BQ, 2.00%, 10/15/2041	3,616	3,703

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3947, Class BH, 2.50%, 10/15/2041	5,324	5,580

Series 3934, Class KB, 5.00%, 10/15/2041	600	700

Series 3966, Class VZ, 4.00%, 12/15/2041	1,061	1,159

Series 4550, Class NA, 3.00%, 1/15/2042	1,074	1,100

Series 4122, Class PA, 1.50%, 2/15/2042	429	437

Series 4144, Class KD, 1.75%, 3/15/2042	743	752

Series 4215, Class NA, 3.00%, 4/15/2042	209	219

Series 4499, Class AB, 3.00%, 6/15/2042	939	955

Series 4088, Class BP, 3.00%, 8/15/2042	3,435	3,619

Series 4143, Class AE, 2.00%, 9/15/2042	2,438	2,509

Series 4158, Class TC, 1.75%, 12/15/2042	363	369

Series 4690, Class KA, 3.50%, 12/15/2042	85	85

Series 4821, Class NY, 4.00%, 12/15/2042	9,413	9,913

Series 4247, Class AK, 4.50%, 12/15/2042	708	747

Series 4158, Class LD, 2.00%, 1/15/2043	680	705

Series 4966, Class A, 2.50%, 4/25/2043	328	330

Series 4199, Class YZ, 3.50%, 5/15/2043	5,337	5,767

Series 4795, Class MP, 3.50%, 5/15/2043	1,935	1,979

Series 4302, Class MA, 3.00%, 7/15/2043	2,132	2,224

Series 4314, Class LP, 3.50%, 7/15/2043	87	91

Series 4558, Class DA, 3.50%, 7/15/2043	1,163	1,183

Series 4492, Class MA, 4.00%, 7/15/2043	1,709	1,757

Series 4655, Class WA, 3.50%, 8/15/2043	142	142

Series 4311, Class ED, 2.75%, 9/15/2043	202	206

Series 4480, Class LA, 3.50%, 9/15/2043	389	403

Series 4450, Class NH, 2.00%, 10/15/2043	392	395

Series 4330, Class PE, 3.00%, 11/15/2043	254	263

Series 4286, Class MP, 4.00%, 12/15/2043	518	568

Series 4316, Class DZ, 3.00%, 3/15/2044	3,122	3,396

Series 4688, Class A, 3.50%, 3/15/2044	970	978

Series 4338, Class A, 2.50%, 5/15/2044	722	756

Series 4505, Class P, 3.50%, 5/15/2044	1,816	1,947

Series 4360, Class PZ, 3.00%, 7/15/2044	2,191	2,249

Series 4748, Class YA, 3.50%, 9/15/2044	762	766

Series 4545, Class PG, 3.00%, 12/15/2044	1,478	1,505

Series 4745, Class EC, 3.00%, 12/15/2044	3,598	3,671

Series 4425, Class TA, 2.00%, 1/15/2045	545	554

Series 4461, Class LZ, 3.00%, 3/15/2045	5,227	5,459

Series 4457, Class KZ, 3.00%, 4/15/2045	11,730	12,272

Series 4753, Class DA, 4.00%, 4/15/2045	806	814

Series 4478, Class PC, 2.00%, 5/15/2045	1,479	1,522

Series 4631, Class PA, 3.00%, 5/15/2045	2,734	2,869

Series 4664, Class PH, 3.50%, 5/15/2045	1,719	1,795

Series 4698, Class DA, 4.50%, 5/15/2045	3,809	4,059

Series 4758, Class HA, 4.00%, 6/15/2045	444	449

Series 4759, Class MA, 3.00%, 9/15/2045	210	216

SEE NOTES TO FINANCIAL STATEMENTS.

332	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4777, Class CB, 3.50%, 10/15/2045	3,284		3,419

Series 4591, Class QE, 2.75%, 4/15/2046	353		363

Series 4574, Class YH, 3.00%, 4/15/2046	622		641

Series 4774, Class LP, 3.50%, 9/15/2046	6,905		7,173

Series 4714, Class PA, 3.00%, 11/15/2046	2,887		3,019

Series 4657, Class VZ, 3.00%, 2/15/2047	13,880		14,405

Series 4830, Class AP, 4.00%, 2/15/2047	1,645		1,754

Series 4675, Class EZ, 3.50%, 4/15/2047	1,513		1,683

Series 4682, Class LC, 2.50%, 5/15/2047	966		999

Series 4682, Class AP, 3.00%, 5/15/2047	1,267		1,315

Series 4740, Class JA, 3.00%, 10/15/2047	2,920		3,012

Series 4749, Class ZL, 3.50%, 12/15/2047	17,619		19,056

Series 4936, Class AP, 2.50%, 9/25/2048	528		546

Series 4941, Class NP, 2.50%, 5/25/2049	1,308		1,361

Series 4922, Class GE, 2.50%, 7/25/2049	1,627		1,675

Series 4952, Class PA, 2.50%, 2/25/2050	2,063		2,144

FHLMC, STRIPS

Series 302, Class 350, 3.50%, 2/15/2028	279		294

Series 218, PO, 2/1/2032	115		110

Series 290, Class 200, 2.00%, 11/15/2032	594		606

Series 277, Class 30, 3.00%, 9/15/2042	3,509		3,714

Series 359, Class 350, 3.50%, 10/15/2047	2,651		2,834

FNMA, REMIC

Series G92-19, Class M, 8.50%, 4/25/2022	3		4

Series G92-40, Class ZC, 7.00%, 7/25/2022	—	(g)	—	(g)

Series G92-35, Class E, 7.50%, 7/25/2022	—	(g)	—	(g)

Series G92-35, Class EA, 8.00%, 7/25/2022	7		7

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(g)	—	(g)

Series 1992-131, Class KB, 8.00%, 8/25/2022	42		43

Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(g)	—	(g)

Series 1992-185, Class L, 8.00%, 10/25/2022	47		48

Series G92-64, Class J, 8.00%, 11/25/2022	83		85

Series G92-66, Class K, 8.00%, 12/25/2022	38		39

Series 1997-44, Class N, PO, 6/25/2023	37		36

Series 1993-216, Class E, PO, 8/25/2023	20		20

Series 1993-235, Class G, PO, 9/25/2023	1		1

Series 1993-165, Class SN, IF, 11.47%, 9/25/2023 (d)	—	(g)	—	(g)

Series 2003-106, Class WG, 4.50%, 11/25/2023	1,121		1,156

Series 1993-226, Class PK, 6.00%, 12/25/2023	75		78

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1994-15, Class ZK, 5.50%, 2/25/2024	164	171

Series 1994-43, Class PK, 6.35%, 2/25/2024	73	76

Series 2001-40, PO, 4/25/2024	31	30

Series G94-6, Class PJ, 8.00%, 5/17/2024	49	51

Series 2013-52, Class PV, 3.00%, 10/25/2024	1,516	1,529

Series 2010-38, Class B, 4.00%, 4/25/2025	142	146

Series 2011-141, Class CA, 2.00%, 12/25/2025	105	105

Series 2011-17, Class GD, 3.50%, 2/25/2026	44	45

Series 2011-48, Class CN, 4.00%, 6/25/2026 (e)	75	82

Series 2011-61, Class B, 3.00%, 7/25/2026	451	470

Series 2011-72, Class KB, 3.50%, 8/25/2026	604	632

Series 2013-100, Class VW, 3.00%, 11/25/2026	1,087	1,112

Series 2012-32, Class DE, 3.00%, 12/25/2026	241	250

Series 2015-96, Class EA, 3.00%, 12/25/2026	2,057	2,165

Series 2012-26, Class CA, 2.50%, 3/25/2027	827	851

Series 2012-53, Class BK, 1.75%, 5/25/2027	2,710	2,771

Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	7,320	405

Series 2012-102, Class GA, 1.38%, 9/25/2027	2,146	2,177

Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	3,614	235

Series 2020-9, Class D, 6.50%, 9/25/2027	1,698	1,801

Series 2012-127, Class AC, 1.50%, 11/25/2027	701	713

Series 2012-124, Class HG, 2.00%, 11/25/2027	407	420

Series 2013-5, Class DA, 1.50%, 2/25/2028	453	459

Series 2014-26, Class HC, 2.50%, 2/25/2028	133	135

Series 2013-13, Class KD, 1.50%, 3/25/2028	333	339

Series 2008-72, IO, 5.00%, 8/25/2028	40	1

Series 2013-137, Class BA, 1.50%, 1/25/2029	614	620

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	333

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2012-63, Class VB, 4.00%, 2/25/2029	207	207

Series 2009-15, Class AC, 5.50%, 3/25/2029	995	1,096

Series 2009-58, Class B, 4.50%, 8/25/2029	1,246	1,353

Series 2010-14, Class AC, 4.00%, 3/25/2030	250	270

Series 2013-101, Class HA, 3.00%, 10/25/2030	73	74

Series 2012-14, Class EA, 2.50%, 12/25/2030	52	53

Series 2012-20, Class BD, 2.00%, 1/25/2031	3,326	3,397

Series 2020-6, Class VA, 3.00%, 6/25/2031	915	916

Series 2001-38, Class EA, PO, 8/25/2031	56	54

Series 2015-89, Class KE, 2.00%, 11/25/2031	148	152

Series 2012-98, Class QG, 1.75%, 1/25/2032	661	676

Series 2001-81, Class HE, 6.50%, 1/25/2032	2,490	2,932

Series 2002-34, Class FA, 0.59%, 5/18/2032 (d)	132	133

Series 2016-12, Class EG, 2.00%, 5/25/2032	1,491	1,532

Series 2013-109, Class BA, 3.00%, 10/25/2032	962	1,007

Series 2002-64, Class PG, 5.50%, 10/25/2032	1,959	2,245

Series 2004-61, Class FH, 0.88%, 11/25/2032 (d)	1,088	1,110

Series 2002-77, Class TF, 1.09%, 12/18/2032 (d)	197	202

Series 2002-77, Class QG, 5.50%, 12/25/2032	457	519

Series 2002-84, Class DZ, 5.50%, 12/25/2032	288	333

Series 2012-148, Class CK, 1.75%, 1/25/2033	1,434	1,486

Series 2002-94, Class BZ, 5.50%, 1/25/2033	1,165	1,333

Series 2003-7, Class FB, 0.83%, 2/25/2033 (d)	287	292

Series 2013-18, Class TG, 2.00%, 2/25/2033	614	632

Series 2019-66, Class MA, 3.00%, 2/25/2033	3,731	3,793

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-116, Class CE, 3.00%, 4/25/2033	1,708	1,762

Series 2013-31, Class NL, 4.00%, 4/25/2033	563	622

Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	205	31

Series 2003-63, Class A7, 5.50%, 6/25/2033	2,377	2,693

Series 2003-49, IO, 6.50%, 6/25/2033	290	60

Series 2003-58, Class GL, 3.50%, 7/25/2033	147	161

Series 2013-133, Class WA, 3.00%, 8/25/2033	3,086	3,212

Series 2003-84, Class PZ, 5.00%, 9/25/2033	78	88

Series 2013-119, Class VA, 3.00%, 10/25/2033	2,101	2,159

Series 2003-107, Class ZD, 6.00%, 11/25/2033	1,649	1,922

Series 2014-1, Class KV, 3.00%, 1/25/2034	3,000	3,068

Series 2014-19, Class VK, 4.50%, 4/25/2034	2,000	2,058

Series 2004-60, Class LB, 5.00%, 4/25/2034	17	17

Series 2004-38, Class AO, PO, 5/25/2034	2,864	2,402

Series 2004-72, Class F, 0.58%, 9/25/2034(d)	165	167

Series 2004-91, Class BR, 5.50%, 12/25/2034	82	94

Series 2004-90, Class ZU, 6.00%, 12/25/2034	1,221	1,438

Series 2005-5, Class PA, 5.00%, 1/25/2035	479	520

Series 2004-101, Class AR, 5.50%, 1/25/2035	15	17

Series 2005-27, Class HZ, 5.00%, 4/25/2035	2,265	2,557

Series 2005-31, Class PB, 5.50%, 4/25/2035	1,127	1,285

Series 2005-38, Class FK, 0.38%, 5/25/2035 (d)	566	562

Series 2015-41, Class CA, 3.00%, 6/25/2035	697	745

Series 2005-66, Class PF, 0.33%, 7/25/2035 (d)	178	175

Series 2005-55, Class PN, 5.50%, 7/25/2035	2,685	3,100

Series 2005-64, Class PL, 5.50%, 7/25/2035	85	96

SEE NOTES TO FINANCIAL STATEMENTS.

334	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-103, Class BT, IF, 6.50%, 7/25/2035(d)	266	304

Series 2006-4, Class PB, 6.00%, 9/25/2035	788	833

Series 2010-39, Class FT, 1.03%, 10/25/2035 (d)	875	897

Series 2005-88, Class ZC, 5.00%, 10/25/2035	2,627	2,966

Series 2007-109, Class VZ, 5.00%, 10/25/2035	2,174	2,463

Series 2005-84, Class MB, 5.75%, 10/25/2035	1,138	1,275

Series 2013-114, Class JA, 3.00%, 11/25/2035	148	152

Series 2015-87, Class TB, 4.00%, 11/25/2035	5,817	6,412

Series 2005-101, Class B, 5.00%, 11/25/2035	1,236	1,397

Series 2005-99, Class AF, 0.43%, 12/25/2035 (d)	132	133

Series 2014-88, Class ER, 2.50%, 2/25/2036	111	117

Series 2006-16, Class FC, 0.38%, 3/25/2036 (d)	121	122

Series 2006-14, Class DB, 5.50%, 3/25/2036	495	563

Series 2006-27, Class BF, 0.38%, 4/25/2036 (d)	228	228

Series 2006-46, Class FW, 0.48%, 6/25/2036 (d)	369	371

Series 2006-42, Class PF, 0.49%, 6/25/2036 (d)	271	273

Series 2006-50, Class PE, 5.00%, 6/25/2036	442	503

Series 2009-71, Class JT, 6.00%, 6/25/2036	247	282

Series 2006-101, Class FC, 0.38%, 7/25/2036 (d)	288	288

Series 2006-101, Class FD, 0.38%, 7/25/2036 (d)	184	184

Series 2006-56, Class DC, 0.73%, 7/25/2036 (d)	338	340

Series 2006-58, Class ST, IF, IO, 7.07%, 7/25/2036 (d)	355	68

Series 2007-1, Class NF, 0.33%, 2/25/2037 (d)	447	448

Series 2007-16, Class FC, 0.83%, 3/25/2037 (d)	21	22

Series 2007-22, Class SC, IF, IO, 6.00%, 3/25/2037 (d)	37	1

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-33, Class MS, IF, IO, 6.51%, 4/25/2037 (d)	1,795	257

Series 2011-71, Class FB, 0.58%, 5/25/2037 (d)	254	255

Series 2007-57, Class ZE, 4.75%, 5/25/2037	494	518

Series 2007-B2, Class ZA, 5.50%, 6/25/2037	2,526	2,937

Series 2008-93, Class AM, 5.50%, 6/25/2037	82	83

Series 2008-5, Class PE, 5.00%, 8/25/2037	126	144

Series 2007-85, Class SH, IF, IO, 6.42%, 9/25/2037 (d)	1,035	91

Series 2007-117, Class FM, 0.78%, 1/25/2038 (d)	205	210

Series 2007-117, Class MF, 0.78%, 1/25/2038 (d)	384	393

Series 2008-24, Class PF, 0.73%, 2/25/2038 (d)	161	162

Series 2008-18, Class SE, IF, IO, 6.19%, 3/25/2038 (d)	97	11

Series 2008-25, Class DZ, 5.75%, 4/25/2038	453	527

Series 2013-96, Class YA, 3.50%, 9/25/2038	644	663

Series 2008-83, Class CA, 6.00%, 9/25/2038	624	732

Series 2013-15, Class EF, 0.43%, 3/25/2039 (d)	42	42

Series 2010-134, Class DJ, 2.25%, 3/25/2039	758	765

Series 2011-104, Class KE, 2.50%, 3/25/2039	27	27

Series 2011-104, Class KY, 4.00%, 3/25/2039	209	216

Series 2009-29, Class LA, 1.34%, 5/25/2039 (d)	1,271	1,271

Series 2009-62, Class HJ, 6.00%, 5/25/2039	247	258

Series 2013-25, Class DC, 2.50%, 6/25/2039	674	699

Series 2009-59, Class HB, 5.00%, 8/25/2039	1,612	1,828

Series 2009-70, Class FA, 1.28%, 9/25/2039 (d)	121	122

Series 2009-73, Class HJ, 6.00%, 9/25/2039	164	191

Series 2010-118, Class EF, 0.53%, 10/25/2039 (d)	140	141

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	335

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-86, Class PE, 5.00%, 10/25/2039	3,812		4,321

Series 2013-125, Class AB, 4.00%, 11/25/2039	296		321

Series 2009-87, Class B, 4.50%, 11/25/2039	2,142		2,333

Series 2012-118, Class BE, 2.00%, 12/25/2039	342		343

Series 2009-112, Class SW, IF, IO, 6.17%, 1/25/2040 (d)	3,101		416

Series 2013-1, Class BA, 3.00%, 2/25/2040	833		845

Series 2015-21, Class D, 3.00%, 2/25/2040	217		217

Series 2010-35, Class KF, 0.58%, 4/25/2040 (d)	333		335

Series 2011-4, Class PK, 3.00%, 4/25/2040	1,186		1,218

Series 2010-37, Class CY, 5.00%, 4/25/2040	71		80

Series 2011-3, Class KA, 5.00%, 4/25/2040	395		416

Series 2011-61, Class ZA, 5.00%, 4/25/2040	1,325		1,501

Series 2011-21, Class PA, 4.50%, 5/25/2040	1,131		1,208

Series 2010-43, Class HJ, 5.50%, 5/25/2040	225		262

Series 2010-58, Class FA, 0.63%, 6/25/2040 (d)	445		452

Series 2010-58, Class FY, 0.81%, 6/25/2040 (d)	184		188

Series 2014-70, Class A, 3.00%, 6/25/2040	790		793

Series 2012-63, Class MA, 4.00%, 6/25/2040	877		912

Series 2010-64, Class DM, 5.00%, 6/25/2040	1,101		1,239

Series 2014-82, Class LM, 3.00%, 7/25/2040	353		353

Series 2016-66, Class DE, 2.00%, 9/25/2040	1,457		1,463

Series 2010-109, Class M, 3.00%, 9/25/2040	1,730		1,817

Series 2012-44, Class LA, 3.50%, 9/25/2040	—	(g)	–	(g)

Series 2012-9, Class YF, 0.48%, 11/25/2040 (d)	88		88

Series 2013-106, Class GA, 2.50%, 11/25/2040	74		75

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	900	64

Series 2015-44, Class J, 3.50%, 12/25/2040	19	19

Series 2012-70, Class HP, 2.00%, 1/25/2041	3,621	3,719

Series 2010-154, Class MW, 3.50%, 1/25/2041	5,327	5,743

Series 2011-18, Class KY, 4.00%, 3/25/2041	858	929

Series 2013-15, Class CP, 1.75%, 4/25/2041	2,903	2,945

Series 2014-70, Class CW, 3.00%, 4/25/2041	9,307	9,574

Series 2011-35, Class PE, 4.00%, 4/25/2041	1,994	2,140

Series 2013-96, Class CA, 4.00%, 4/25/2041	508	519

Series 2011-53, Class FT, 0.66%, 6/25/2041 (d)	170	172

Series 2011-52, Class GB, 5.00%, 6/25/2041	128	147

Series 2013-77, Class EP, 2.50%, 7/25/2041	1,539	1,568

Series 2012-16, Class WH, 4.00%, 7/25/2041	21	21

Series 2011-128, Class KP, 4.50%, 7/25/2041	94	99

Series 2011-59, Class NZ, 5.50%, 7/25/2041	895	1,011

Series 2012-147, Class NE, 1.75%, 8/25/2041	2,815	2,859

Series 2012-14, Class PA, 2.00%, 8/25/2041	326	336

Series 2013-72, Class LY, 3.50%, 8/25/2041	906	950

Series 2013-5, Class AE, 1.75%, 9/25/2041	3,601	3,685

Series 2015-45, Class GA, 2.50%, 9/25/2041	767	781

Series 2013-126, Class CA, 4.00%, 9/25/2041	448	481

Series 2011-123, Class BP, 2.00%, 10/25/2041	5,322	5,433

Series 2011-141, Class MA, 3.50%, 10/25/2041	581	610

Series 2013-100, Class MP, 4.50%, 11/25/2041	4,160	4,407

Series 2012-64, Class PK, 4.50%, 12/25/2041	1,699	1,808

SEE NOTES TO FINANCIAL STATEMENTS.

336	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2012-113, Class DC, 2.25%, 1/25/2042	275	284

Series 2012-27, Class PL, 2.00%, 2/25/2042	349	359

Series 2012-139, Class NY, 5.00%, 2/25/2042	2,195	2,414

Series 2012-133, Class AP, 1.75%, 3/25/2042	5,269	5,348

Series 2016-21, Class BA, 3.00%, 3/25/2042	1,616	1,640

Series 2012-100, Class TL, 4.00%, 4/25/2042	378	410

Series 2012-80, Class EB, 4.50%, 4/25/2042	1,169	1,223

Series 2013-9, Class CB, 5.50%, 4/25/2042	3,713	4,256

Series 2012-128, Class VF, 0.33%, 6/25/2042 (d)	689	690

Series 2013-73, Class PG, 2.50%, 6/25/2042	1,253	1,298

Series 2016-95, Class KA, 3.00%, 6/25/2042	2,912	2,995

Series 2013-96, Class FY, 0.43%, 7/25/2042 (d)	270	274

Series 2012-144, Class HP, 1.75%, 7/25/2042	631	651

Series 2013-93, Class PJ, 3.00%, 7/25/2042	1,023	1,046

Series 2013-34, Class PC, 2.50%, 8/25/2042	753	784

Series 2017-46, Class NA, 3.00%, 8/25/2042	734	739

Series 2014-18, Class DE, 4.00%, 8/25/2042	1,655	1,729

Series 2012-94, Class K, 2.00%, 9/25/2042	1,348	1,385

Series 2013-60, Class PD, 2.00%, 10/25/2042	951	974

Series 2012-112, Class DA, 3.00%, 10/25/2042	3,089	3,246

Series 2013-81, Class NC, 3.00%, 10/25/2042	869	911

Series 2013-72, Class AF, 0.33%, 11/25/2042 (d)	100	100

Series 2012-128, Class BA, 1.50%, 11/25/2042	6,221	6,360

Series 2013-20, Class JP, 2.00%, 11/25/2042	1,427	1,466

Series 2013-6, Class HD, 1.50%, 12/25/2042	500	507

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100	6,330

Series 2013-61, Class BA, 3.00%, 1/25/2043	2,402	2,466

Series 2013-58, Class FP, 0.33%, 2/25/2043 (d)	955	956

Series 2013-10, Class PA, 1.50%, 2/25/2043	1,229	1,240

Series 2013-10, Class UB, 2.00%, 2/25/2043	1,871	1,897

Series 2015-55, Class PK, 2.50%, 3/25/2043	4,884	5,021

Series 2016-36, Class BC, 2.50%, 3/25/2043	1,438	1,463

Series 2013-100, Class PL, 4.50%, 3/25/2043	1,029	1,143

Series 2013-64, Class PF, 0.33%, 4/25/2043 (d)	766	767

Series 2013-66, Class LB, 1.50%, 4/25/2043	127	129

Series 2020-18, Class BA, 2.50%, 4/25/2043	1,395	1,400

Series 2017-46, Class MG, 3.00%, 4/25/2043	521	526

Series 2013-26, Class ZV, 3.50%, 4/25/2043	10,736	11,811

Series 2013-33, Class UZ, 3.50%, 4/25/2043	8,052	8,797

Series 2018-18, Class P, 3.50%, 4/25/2043	2,881	2,912

Series 2020-11, Class CD, 3.00%, 5/25/2043	3	3

Series 2014-3, Class BL, 2.50%, 6/25/2043	127	130

Series 2013-66, Class MB, 3.00%, 7/25/2043	2,000	2,141

Series 2014-43, Class PZ, 3.00%, 7/25/2043	1,867	1,951

Series 2014-32, Class DK, 3.00%, 8/25/2043	491	511

Series 2013-92, Class DE, 4.00%, 9/25/2043	600	707

Series 2015-34, Class UP, 3.00%, 11/25/2043	1,322	1,369

Series 2018-29, Class PA, 3.50%, 3/25/2044	451	453

Series 2014-15, Class AC, 3.50%, 4/25/2044	6,483	7,076

Series 2014-56, Class Z, 3.50%, 9/25/2044	10,002	10,486

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	337

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2017-74, Class KA, 3.00%, 11/25/2044	803	819

Series 2016-100, Class P, 3.50%, 11/25/2044	111	117

Series 2020-18, Class DC, 2.50%, 2/25/2045	1,008	1,019

Series 2015-33, Class DT, 2.50%, 6/25/2045	766	802

Series 2015-33, Class P, 2.50%, 6/25/2045	1,552	1,615

Series 2015-51, Class KC, 3.00%, 6/25/2045	654	666

Series 2016-106, Class BA, 3.00%, 6/25/2045	5,189	5,395

Series 2017-18, Class DA, 3.00%, 8/25/2045	2,183	2,259

Series 2016-84, Class LA, 3.00%, 12/25/2045	1,485	1,548

Series 2016-2, Class GA, 3.00%, 2/25/2046	2,510	2,687

Series 2020-3, Class AB, 3.00%, 2/25/2046	102	102

Series 2016-16, Class AL, 3.00%, 4/25/2046	12,800	13,636

Series 2017-15, Class PE, 3.50%, 4/25/2046	1,892	1,991

Series 2017-58, Class P, 3.00%, 6/25/2046	5,109	5,317

Series 2018-48, Class PA, 4.00%, 6/25/2046	11,778	12,516

Series 2017-68, Class HQ, 3.00%, 7/25/2046	1,771	1,841

Series 2016-80, Class JP, 3.00%, 11/25/2046	894	936

Series 2017-85, Class HA, 3.00%, 12/25/2046	2,051	2,178

Series 2017-10, Class FA, 0.48%, 3/25/2047 (d)	343	345

Series 2017-11, Class PH, 2.50%, 3/25/2047	423	444

Series 2017-89, Class KZ, 3.50%, 8/25/2047	6,462	7,180

Series 2017-84, Class JA, 2.75%, 9/25/2047	1,147	1,170

Series 2017-96, Class MA, 3.00%, 12/25/2047	802	826

Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,166	2,384

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2018-37, Class BC, 3.50%, 12/25/2047	656		675

Series 2018-13, Class PA, 3.00%, 3/25/2048	14,142		14,669

Series 2018-15, Class NZ, 3.00%, 3/25/2048	8,885		9,259

Series 2018-15, Class ZG, 3.50%, 3/25/2048	3,336		3,483

Series 2019-17, Class KA, 3.50%, 4/25/2048	855		877

Series 2019-65, Class PA, 2.50%, 5/25/2048	288		298

Series 2019-11, Class EA, 3.00%, 5/25/2048	1,364		1,417

Series 2018-87, Class BA, 4.00%, 7/25/2048	652		673

Series 2020-94, PO, 9/25/2048	913		842

Series 2019-9, Class ZA, 3.50%, 9/25/2048	7,602		8,127

Series 2019-51, Class DW, 3.50%, 11/25/2048	1,628		1,660

Series 2020-49, Class GA, 1.50%, 2/25/2049	4,537		4,582

Series 2020-49, Class GC, 2.00%, 2/25/2049	4,533		4,650

Series 2009-11, Class ZY, 5.50%, 3/25/2049	3,469		3,599

Series 2019-18, Class BA, 3.50%, 5/25/2049	13,517		14,706

Series 2019-72, Class KA, 2.50%, 9/25/2049	530		543

Series 2020-15, Class EA, 2.00%, 10/25/2049	1,288		1,314

Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000		1,033

Series 2019-81, Class LA, 2.50%, 12/25/2049	649		675

Series 2020-7, Class DZ, 3.00%, 2/25/2050	1,349		1,396

Series 2020-15, Class EM, 3.00%, 3/25/2050	1,033		1,078

Series 2019-33, Class MA, 3.50%, 7/25/2055	1,367		1,437

Series 2018-70, Class HA, 3.50%, 10/25/2056	1,108		1,169

FNMA, REMIC Trust, Whole Loan

Series 1995-W3, Class A, 9.00%, 4/25/2025	—	(g)	–	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

338	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

FNMA, REMIC, Whole Loan

Series 2007-54, Class FA, 0.48%, 6/25/2037 (d)	161		164

Series 2007-106, Class A7, 6.25%, 10/25/2037 (d)	210		246

Series 2001-50, Class BA, 7.00%, 10/25/2041	95		109

FNMA, STRIPS

Series 268, Class 2, IO, 9.00%, 2/25/2023	—	(g)	–	(g)

Series 289, Class 1, PO, 11/25/2027	106		103

Series 334, Class 17, IO, 6.50%, 2/25/2033 (d)	183		32

Series 334, Class 9, IO, 6.00%, 3/25/2033	378		64

Series 334, Class 13, IO, 6.00%, 3/25/2033 (d)	153		24

Series 356, Class 16, IO, 5.50%, 6/25/2035 (d)	123		19

Series 359, Class 16, IO, 5.50%, 10/25/2035 (d)	122		20

Series 369, Class 19, IO, 6.00%, 10/25/2036 (d)	114		22

Series 369, Class 26, IO, 6.50%, 10/25/2036 (d)	84		17

Series 386, Class 20, IO, 6.50%, 8/25/2038 (d)	202		38

Series 394, Class C3, IO, 6.50%, 9/25/2038	367		74

Series 411, Class A3, 3.00%, 8/25/2042	1,805		1,934

FNMA, Whole Loan

Series 2007-W1, Class 1AF1, 0.35%, 11/25/2046(d)	1,717		1,705

GNMA

Series 2011-132, Class GJ, 2.00%, 9/16/2026	367		379

Series 2011-155, Class A, 3.00%, 11/20/2026	114		119

Series 2011-158, Class AB, 3.00%, 11/20/2026	304		314

Series 2012-3, Class AK, 3.00%, 1/16/2027	1,565		1,636

Series 2012-32, Class EG, 3.00%, 3/16/2027	752		783

Series 2013-75, Class AC, 1.50%, 5/20/2028	1,547		1,574

Series 2018-78, Class EV, 3.00%, 8/20/2031	1,618		1,676

Series 2003-50, Class F, 0.40%, 5/16/2033 (d)	147		147

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	170	13

Series 2006-26, Class S, IF, IO, 6.41%, 6/20/2036 (d)	4,474	622

Series 2007-16, Class KU, IF, IO, 6.56%, 4/20/2037 (d)	2,780	459

Series 2009-106, Class XL, IF, IO, 6.66%, 6/20/2037 (d)	2,617	452

Series 2013-23, Class BP, 3.00%, 9/20/2037	540	552

Series 2008-75, Class SP, IF, IO, 7.38%, 8/20/2038 (d)	919	115

Series 2009-14, Class SA, IF, IO, 5.99%, 3/20/2039 (d)	2,824	264

Series 2009-14, Class KS, IF, IO, 6.21%, 3/20/2039 (d)	1,171	150

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	344	74

Series 2009-75, Class NB, 4.50%, 6/20/2039	144	152

Series 2010-144, Class DA, 4.00%, 9/16/2039	31	32

Series 2013-117, Class A, 2.50%, 10/20/2039	243	244

Series 2013-167, Class EP, 2.50%, 11/20/2039	395	398

Series 2010-59, Class HZ, 4.50%, 5/16/2040	1,956	2,187

Series 2011-26, Class PA, 4.00%, 7/20/2040	55	56

Series 2011-73, Class KB, 4.00%, 1/16/2041	735	758

Series 2013-71, Class NA, 2.50%, 8/20/2041	110	114

Series 2015-116, Class A, 2.50%, 3/20/2042	1,133	1,162

Series 2012-96, Class WP, 6.50%, 8/16/2042	3,221	3,846

Series 2012-127, Class PA, 2.00%, 9/16/2042	1,814	1,874

Series 2013-42, Class ND, 1.75%, 11/20/2042	178	180

Series 2013-28, Class DE, 1.75%, 12/20/2042	350	360

Series 2014-12, Class ZA, 3.00%, 1/20/2044	20,082	21,518

Series 2018-33, Class D, 3.00%, 1/20/2044	2,570	2,617

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	339

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2018-29, Class LC, 3.00%, 4/20/2044	422	427

Series 2016-25, Class QH, 3.00%, 12/16/2044	1,939	2,032

Series 2015-80, Class CP, 4.50%, 6/20/2045	474	522

Series 2015-80, Class CQ, 5.00%, 6/20/2045	342	381

Series 2018-36, Class AM, 3.00%, 7/20/2045	868	900

Series 2016-79, Class LA, 3.00%, 9/20/2045	941	954

Series 2016-90, Class MA, 3.00%, 10/20/2045	754	761

Series 2016-104, Class MA, 3.00%, 11/20/2045	1,326	1,338

Series 2020-125, Class AG, 2.50%, 2/20/2046	4,563	4,622

Series 2016-91, Class WH, 2.75%, 3/20/2046	1,542	1,600

Series 2017-99, Class DB, 3.00%, 3/20/2046	1,095	1,173

Series 2018-124, Class BY, 4.00%, 11/20/2046	906	909

Series 2018-168, Class NA, 3.00%, 12/20/2046	1,784	1,867

Series 2017-65, Class DZ, 3.00%, 4/20/2047	2,665	2,805

Series 2019-86, Class AB, 3.50%, 5/20/2047	582	585

Series 2017-149, Class DA, 2.50%, 6/20/2047	4,136	4,339

Series 2017-139, Class PE, 2.75%, 8/20/2047	7,841	8,073

Series 2018-34, Class TY, 3.50%, 3/20/2048	1,749	1,799

Series 2019-74, Class AT, 3.00%, 6/20/2049	712	766

Series 2019-145, Class PA, 3.50%, 8/20/2049	685	695

Series 2020-5, Class NA, 3.50%, 12/20/2049	7,390	7,594

Series 2020-74, Class DY, 2.00%, 5/20/2050	2,236	2,291

Series 2020-83, Class KP, 3.00%, 6/20/2050	567	578

Series 2010-H26, Class LF, 0.45%, 8/20/2058 (d)	278	279

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2010-H03, Class FA, 0.77%, 3/20/2060 (d)	3,633		3,650

Series 2011-H07, Class FA, 0.60%, 2/20/2061 (d)	3,420		3,430

Series 2011-H08, Class FA, 0.70%, 2/20/2061 (d)	2,670		2,684

Series 2011-H11, Class FA, 0.60%, 3/20/2061 (d)	514		516

Series 2011-H11, Class FB, 0.60%, 4/20/2061 (d)	454		456

Series 2011-H21, Class FA, 0.70%, 10/20/2061 (d)	280		282

Series 2013-H05, Class FB, 0.50%, 2/20/2062 (d)	402		402

Series 2012-H14, Class NA, 2.00%, 6/20/2062	—	(g)	—	(g)

Series 2012-H14, Class FK, 0.68%, 7/20/2062 (d)	384		386

Series 2012-H18, Class NA, 0.62%, 8/20/2062 (d)	278		279

Series 2012-H20, Class BA, 0.66%, 9/20/2062 (d)	690		693

Series 2012-H29, Class FA, 0.62%, 10/20/2062 (d)	144		145

Series 2012-H23, Class WA, 0.62%, 10/20/2062 (d)	331		333

Series 2012-H30, Class GA, 0.45%, 12/20/2062 (d)	347		347

Series 2013-H08, Class FA, 0.45%, 3/20/2063 (d)	516		516

Series 2013-H11, Class FA, 0.55%, 4/20/2063 (d)	519		521

Series 2013-H14, Class FG, 0.57%, 5/20/2063 (d)	147		147

Series 2013-H15, Class FA, 0.64%, 6/20/2063 (d)	1,431		1,437

Series 2013-H19, Class FC, 0.70%, 8/20/2063 (d)	4,040		4,054

Series 2014-H05, Class FB, 0.70%, 12/20/2063 (d)	673		677

Series 2014-H02, Class FB, 0.75%, 12/20/2063(d)	2,313		2,327

Series 2014-H16, Class FL, 0.56%, 7/20/2064 (d)	905		907

Series 2014-H14, Class GF, 0.57%, 7/20/2064 (d)	355		356

Series 2014-H21, Class FA, 0.75%, 10/20/2064 (d)	361		364

SEE NOTES TO FINANCIAL STATEMENTS.

340	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2015-H04, Class FL, 0.57%, 2/20/2065 (d)	220	221

Series 2015-H13, Class FG, 0.50%, 4/20/2065 (d)	505	506

Series 2015-H10, Class FH, 0.70%, 4/20/2065 (d)	1,587	1,598

Series 2015-H09, Class FA, 0.72%, 4/20/2065 (d)	481	485

Series 2015-H10, Class FK, 0.72%, 4/20/2065 (d)	15,691	15,808

Series 2015-H14, Class FB, 0.53%, 5/20/2065 (d)	240	241

Series 2015-H12, Class FB, 0.70%, 5/20/2065 (d)	12,209	12,288

Series 2015-H12, Class FD, 0.70%, 5/20/2065 (d)	1,622	1,633

Series 2015-H14, Class FA, 0.67%, 6/20/2065 (d)	6,115	6,150

Series 2015-H16, Class FM, 0.70%, 7/20/2065 (d)	3,919	3,948

Series 2015-H24, Class FA, 0.75%, 9/20/2065 (d)	6,647	6,705

Series 2015-H27, Class FA, 0.85%, 9/20/2065 (d)	1,873	1,895

Series 2015-H25, Class FD, 0.75%, 10/20/2065 (d)	8,332	8,431

Series 2015-H29, Class FA, 0.80%, 10/20/2065 (d)	13	13

Series 2015-H29, Class FJ, 0.78%, 11/20/2065 (d)	5,208	5,258

Series 2016-H01, Class FA, 1.00%, 1/20/2066 (d)	3,887	3,953

Series 2016-H06, Class FC, 1.02%, 2/20/2066 (d)	2,936	2,983

Series 2016-H06, Class FA, 1.05%, 2/20/2066 (d)	2,818	2,870

Series 2016-H09, Class FN, 0.95%, 3/20/2066 (d)	3,686	3,740

Series 2016-H14, Class FA, 0.90%, 6/20/2066 (d)	2,088	2,117

Series 2016-H24, Class AF, 0.95%, 11/20/2066 (d)	2,828	2,874

Series 2017-H07, Class FG, 0.56%, 2/20/2067 (d)	609	611

Series 2017-H14, Class FD, 0.57%, 6/20/2067 (d)	686	689

Series 2017-H16, Class CF, 0.57%, 7/20/2067 (d)	880	884

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2017-H15, Class FN, 0.60%, 7/20/2067 (d)	598		600

Series 2017-H19, Class FA, 0.55%, 8/20/2067 (d)	2,916		2,922

Series 2018-H04, Class FG, 0.38%, 2/20/2068 (d)	688		687

Series 2018-H07, Class FE, 0.45%, 2/20/2068 (d)	260		260

Series 2019-H01, Class FT, 0.50%, 10/20/2068 (d)	3,147		3,151

Series 2019-H05, Class FT, 0.51%, 4/20/2069 (d)	8,881		8,890

Headlands Residential LLC

Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (b) (e)	1,968		1,977

JPMorgan Mortgage Trust

Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	200		200

Series 2006-A2, Class 4A1, 2.23%, 8/25/2034 (d)	588		619

Legacy Mortgage Asset Trust

Series 2020-GS5, Class A1, 3.25%, 6/25/2060 (b)	1,145		1,164

Series 2021-GS2, Class A1, 1.75%, 4/25/2061 (b) (e)	10,022		10,047

Series 2021-GS3, Class A1, 1.75%, 7/25/2061 (b) (e)	4,573		4,585

Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (e)	7,937		7,951

LHOME Mortgage Trust

Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (d)	6,000		5,987

MASTR Alternative Loan Trust

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	(g)	—	(g)

MFRA Trust

Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (b) (d)	2,111		2,109

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2005-AR6, Class 4A1, 0.60%, 12/25/2035 (d)	1,348		461

NYMT Loan Trust

Series 2020-SP2, Class A1, 2.94%, 10/25/2060 (b) (d)	11,954		12,070

Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (b)	13,524		13,524

OBX Trust

Series 2020-EXP3, Class 2A1, 0.98%, 1/25/2060 (b) (d)	2,164		2,163

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	341

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

PRPM LLC

Series 2020-2, Class A1, 3.67%, 8/25/2025 (b) (e)	1,094	1,102

Series 2020-3, Class A1, 2.86%, 9/25/2025 (b) (e)	11,270	11,296

Series 2020-6, Class A1, 2.36%, 11/25/2025 (b) (e)	5,295	5,331

Series 2020-5, Class A1, 3.10%, 11/25/2025 (b) (e)	13,619	13,716

Series 2021-1, Class A1, 2.12%, 1/25/2026 (b) (d)	12,358	12,391

Series 2021-2, Class A1, 2.12%, 3/25/2026 (b) (d)	12,677	12,707

Series 2021-3, Class A1, 1.87%, 4/25/2026 (b) (e)	6,204	6,235

Series 2021-4, Class A1, 1.87%, 4/25/2026 (b) (e)	7,768	7,768

Series 2021-5, Class A1, 1.79%, 6/25/2026 (b) (e)	17,273	17,301

Series 2021-6, Class A1, 1.79%, 7/25/2026 (b) (e)	18,822	18,808

Series 2021-7, Class A1, 1.87%, 8/25/2026 (b) (e)	16,194	16,202

RCO VII Mortgage LLC

Series 2021-1, Class A1, 1.87%, 5/25/2026 (b) (e)	14,955	14,948

VCAT LLC

Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (e)	4,138	4,151

Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 (b) (e)	13,630	13,636

Visio Trust

Series 2019-2, Class A1, 2.72%, 11/25/2054 (b) (d)	5,347	5,488

ZH Trust

Series 2021-1, Class A, 2.25%, 2/18/2027 (b)	5,603	5,605

Total Collateralized Mortgage Obligations (Cost $1,349,449)		1,351,938

Commercial Mortgage-Backed Securities — 3.8%

ACRE Commercial Mortgage Ltd. (Cayman Islands)

Series 2021-FL4, Class A, 0.92%, 12/18/2037 (b) (d)	6,667	6,650

Banc of America Commercial Mortgage Trust

Series 2016-UB10, Class A3, 2.90%, 7/15/2049	6,550	6,920

BANK

Series 2020-BN30, Class XA, IO, 1.44%, 12/15/2053 (d)	85,297	8,142

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Benchmark Mortgage Trust

Series 2018-B6, Class A2, 4.20%, 10/10/2051	1,267	1,335

BX

Series 2021-MFM1, Class A, 0.80%, 1/15/2034 (b) (d)	3,000	3,003

BX Commercial Mortgage Trust

Series 2020-BXLP, Class A, 0.90%, 12/15/2036 (b) (d)	7,682	7,692

BXMT Ltd. (Cayman Islands)

Series 2021-FL4, Class A, 1.15%, 5/15/2038 (b) (d)	6,000	6,000

Citigroup Commercial Mortgage Trust

Series 2013-GC17, Class C, 5.26%, 11/10/2046 ‡ (d)	3,000	3,135

Series 2014-GC21, Class A4, 3.58%, 5/10/2047	2,023	2,117

Series 2014-GC23, Class C, 4.58%, 7/10/2047 (d)	4,385	4,675

COMM Mortgage Trust

Series 2015-CR26, Class B, 4.69%, 10/10/2048 ‡ (d)	2,000	2,202

Series 2016-CR28, Class A3, 3.50%, 2/10/2049	2,100	2,286

Commercial Mortgage Trust

Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (b)	4,355	4,526

Series 2020-CBM, Class B, 3.10%, 2/10/2037 ‡ (b)	4,765	4,912

Series 2014-CR16, Class AM, 4.28%, 4/10/2047	9,853	10,627

Series 2014-UBS3, Class B, 4.31%, 6/10/2047 ‡	3,000	3,205

Series 2014-CR19, Class B, 4.70%, 8/10/2047 ‡ (d)	4,350	4,724

CSAIL Commercial Mortgage Trust

Series 2015-C1, Class A3, 3.24%, 4/15/2050	2,403	2,509

Series 2015-C2, Class B, 4.21%, 6/15/2057 ‡ (d)	1,750	1,839

DBJPM Mortgage Trust

Series 2017-C6, Class A3, 3.27%, 6/10/2050	2,500	2,616

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K068, Class X1, IO, 0.56%, 8/25/2027 (d)	68,272	1,643

Series K740, Class X1, IO, 0.84%, 9/25/2027 (d)	104,814	4,336

SEE NOTES TO FINANCIAL STATEMENTS.

342	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series K114, Class X1, IO, 1.21%, 6/25/2030 (d)	39,939	3,486

FNMA ACES

Series 2020-M10, Class X1, IO, 1.92%, 12/25/2030 (d)	57,498	7,605

FREMF Mortgage Trust

Series 2016-K723, Class C, 3.70%, 11/25/2023 (b) (d)	2,700	2,811

Series 2018-K733, Class C, 4.22%, 9/25/2025 (b) (d)	7,000	7,492

Series 2019-K735, Class B, 4.16%, 5/25/2026 (b) (d)	7,480	8,282

Series 2012-K20, Class C, 4.00%, 5/25/2045 (b) (d)	4,500	4,593

Series 2013-K24, Class C, 3.63%, 11/25/2045 (b) (d)	4,500	4,616

Series 2013-K29, Class C, 3.60%, 5/25/2046 (b) (d)	1,580	1,644

Series 2013-K28, Class C, 3.61%, 6/25/2046 (b) (d)	7,000	7,264

Series 2013-K32, Class C, 3.65%, 10/25/2046 (b) (d)	3,000	3,132

Series 2013-K35, Class C, 4.07%, 12/25/2046 (b) (d)	5,000	5,273

Series 2014-K37, Class B, 4.72%, 1/25/2047 (b) (d)	3,150	3,413

Series 2014-K39, Class C, 4.28%, 8/25/2047 (b) (d)	6,500	7,010

Series 2015-K721, Class C, 3.68%, 11/25/2047 (b) (d)	6,100	6,249

Series 2014-K41, Class B, 3.96%, 11/25/2047 (b) (d)	18,840	20,438

Series 2014-K41, Class C, 3.96%, 11/25/2047 (b) (d)	4,350	4,679

Series 2015-K44, Class B, 3.81%, 1/25/2048 (b) (d)	6,000	6,461

Series 2015-K42, Class C, 3.98%, 1/25/2048 (b) (d)	1,000	1,064

Series 2015-K43, Class C, 3.86%, 2/25/2048 (b) (d)	6,000	6,367

Series 2015-K45, Class B, 3.71%, 4/25/2048 (b) (d)	1,246	1,344

Series 2015-K45, Class C, 3.71%, 4/25/2048 (b) (d)	9,700	10,202

Series 2016-K54, Class B, 4.19%, 4/25/2048 (b) (d)	1,500	1,656

Series 2015-K49, Class B, 3.85%, 10/25/2048 (b) (d)	11,350	12,290

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-K50, Class B, 3.91%, 10/25/2048 (b) (d)	8,000	8,717

Series 2015-K50, Class C, 3.91%, 10/25/2048 (b) (d)	2,000	2,120

Series 2016-K722, Class C, 3.99%, 7/25/2049 (b) (d)	4,000	4,153

Series 2017-K726, Class B, 4.12%, 7/25/2049 (b) (d)	7,375	7,904

Series 2017-K729, Class B, 3.80%, 11/25/2049 (b) (d)	5,600	6,015

Series 2017-K724, Class B, 3.63%, 12/25/2049 (b) (d)	3,000	3,161

Series 2018-K730, Class C, 3.92%, 2/25/2050 (b) (d)	1,620	1,722

Series 2017-K725, Class B, 4.02%, 2/25/2050 (b) (d)	2,500	2,669

Series 2019-K734, Class B, 4.19%, 2/25/2051 (b) (d)	3,400	3,764

Series 2020-K737, Class B, 3.41%, 1/25/2053 (b) (d)	1,540	1,652

GS Mortgage Securities Trust

Series 2013-GC12, Class B, 3.78%, 6/10/2046 ‡ (d)	2,625	2,727

Series 2014-GC24, Class A5, 3.93%, 9/10/2047	14,925	16,170

Independence Plaza Trust

Series 2018-INDP, Class C, 4.16%, 7/10/2035 ‡ (b)	3,225	3,379

JPMBB Commercial Mortgage Securities Trust

Series 2015-C30, Class C, 4.41%, 7/15/2048 ‡ (d)	9,000	9,464

Series 2015-C31, Class C, 4.77%, 8/15/2048 ‡ (d)	2,750	2,934

JPMCC Commercial Mortgage Securities Trust

Series 2017-JP6, Class A3, 3.11%, 7/15/2050	8,000	8,307

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2016-JP2, Class A3, 2.56%, 8/15/2049	5,624	5,876

KKR Industrial Portfolio Trust

Series 2021-KDIP, Class A, 0.65%, 12/15/2037 (b) (d)	5,130	5,132

Series 2021-KDIP, Class B, 0.90%, 12/15/2037 ‡ (b) (d)	3,000	3,000

MHC Commercial Mortgage Trust

Series 2021-MHC, Class A, 0.90%, 4/15/2038 (b) (d)	3,500	3,502

Series 2021-MHC, Class D, 1.70%, 4/15/2038 ‡ (b) (d)	2,500	2,508

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	343

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2013-C13, Class A3, 3.77%, 11/15/2046	889	937

Series 2014-C17, Class A4, 3.44%, 8/15/2047	1,644	1,688

Series 2014-C17, Class C, 4.63%, 8/15/2047 ‡ (d)	5,339	5,638

Series 2014-C18, Class B, 4.61%, 10/15/2047 ‡ (d)	5,250	5,654

Series 2015-C24, Class A3, 3.48%, 5/15/2048	7,874	8,452

Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (d)	4,140	4,483

Morgan Stanley Capital I

Series 2017-HR2, Class A2, 3.35%, 12/15/2050	4,000	4,102

Morgan Stanley Capital I Trust

Series 2021-L6, Class A2, 2.13%, 6/15/2054	3,884	4,015

MRCD MARK Mortgage Trust

Series 2019-PARK, Class B, 2.72%, 12/15/2036 ‡ (b)	6,000	6,214

PFP Ltd. (Cayman Islands)

Series 2021-7, Class A, 0.95%, 4/14/2038 (b) (d)	21,999	21,944

Velocity Commercial Capital Loan Trust

Series 2021-1, Class A, 1.40%, 5/25/2051 (b) (d)	4,732	4,719

Series 2021-2, Class A, 1.52%, 8/25/2051 (b) (d)	26,316	26,499

Wells Fargo Commercial Mortgage Trust

Series 2021-SAVE, Class A, 1.25%, 2/15/2040 (b) (d)	10,497	10,550

Series 2015-C28, Class B, 4.23%, 5/15/2048 ‡ (d)	3,000	3,246

Series 2015-C29, Class C, 4.36%, 6/15/2048 ‡ (d)	1,250	1,346

Series 2016-C37, Class A3, 3.70%, 12/15/2049	1,000	1,040

Series 2017-C41, Class A2, 2.59%, 11/15/2050	2,000	2,032

WFRBS Commercial Mortgage Trust

Series 2014-C25, Class AS, 3.98%, 11/15/2047	7,605	8,202

Total Commercial Mortgage-Backed Securities (Cost $458,648)		458,102

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — 2.7%

FHLMC

Pool # 611141, ARM, 2.23%, 1/1/2027 (d)	11		11

Pool # 846774, ARM, 2.35%, 12/1/2027 (d)	9		9

Pool # 1B2844, ARM, 1.96%, 3/1/2035 (d)	61		62

Pool # 1L1380, ARM, 2.77%, 3/1/2035 (d)	1,113		1,197

Pool # 1L1379, ARM, 2.92%, 10/1/2035 (d)	568		578

Pool # 1G1861, ARM, 2.41%, 3/1/2036 (d)	353		377

Pool # 1J1380, ARM, 2.82%, 3/1/2036 (d)	288		308

Pool # 1J1313, ARM, 1.76%, 6/1/2036 (d)	70		74

Pool # 1G1028, ARM, 2.04%, 7/1/2036 (d)	22		23

Pool # 1N0273, ARM, 2.04%, 8/1/2036 (d)	53		54

Pool # 1K0035, ARM, 2.36%, 8/1/2036 (d)	60		60

Pool # 1J1393, ARM, 1.92%, 10/1/2036 (d)	534		562

Pool # 1J1378, ARM, 2.01%, 11/1/2036 (d)	156		163

Pool # 1N0346, ARM, 1.82%, 12/1/2036 (d)	107		107

Pool # 1J1418, ARM, 2.07%, 12/1/2036 (d)	73		73

Pool # 1J1467, ARM, 2.23%, 12/1/2036 (d)	140		148

Pool # 1J1541, ARM, 2.09%, 1/1/2037 (d)	466		483

Pool # 1J1516, ARM, 2.07%, 2/1/2037 (d)	73		77

Pool # 1J1543, ARM, 2.48%, 2/1/2037 (d)	48		48

Pool # 1N1458, ARM, 1.79%, 3/1/2037 (d)	218		227

Pool # 1J1635, ARM, 1.95%, 3/1/2037 (d)	178		188

Pool # 1J1522, ARM, 2.55%, 3/1/2037 (d)	116		123

Pool # 1Q0339, ARM, 2.21%, 4/1/2037 (d)	19		20

Pool # 1Q0697, ARM, 1.83%, 5/1/2037 (d)	618		643

Pool # 1J1681, ARM, 2.23%, 6/1/2037 (d)	921		982

Pool # 1J1685, ARM, 2.23%, 6/1/2037 (d)	393		397

Pool # 847871, ARM, 1.33%, 8/1/2037 (d)	113		113

Pool # 1J2834, ARM, 2.52%, 8/1/2037 (d)	127		135

Pool # 1Q0476, ARM, 2.30%, 10/1/2037 (d)	158		159

Pool # 1J2945, ARM, 2.37%, 11/1/2037 (d)	53		53

Pool # 1Q0894, ARM, 2.45%, 1/1/2038 (d)	285		288

Pool # 1Q0722, ARM, 2.40%, 4/1/2038 (d)	296		314

FHLMC Gold Pools, 15 Year

Pool # J03447, 6.00%, 9/1/2021	—	(g)	—	(g)

Pool # G13821, 6.00%, 11/1/2021	—	(g)	—	(g)

Pool # G13274, 5.50%, 10/1/2023	164		169

SEE NOTES TO FINANCIAL STATEMENTS.

344	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # G13301, 5.50%, 10/1/2023	662	684

Pool # J10284, 6.00%, 12/1/2023	17	17

Pool # G13433, 5.50%, 1/1/2024	81	84

Pool # J14783, 4.00%, 3/1/2026	71	75

Pool # G14643, 4.00%, 8/1/2026	91	97

Pool # G14973, 4.00%, 12/1/2028	99	107

Pool # J31731, 3.00%, 5/1/2030	509	542

FHLMC Gold Pools, 20 Year

Pool # G30262, 6.00%, 10/1/2024	49	54

Pool # G30325, 5.50%, 3/1/2027	745	831

Pool # C91261, 4.50%, 8/1/2029	144	156

Pool # C91349, 4.50%, 12/1/2030	139	152

Pool # G30565, 4.50%, 10/1/2031	305	333

Pool # G30701, 5.00%, 11/1/2031	112	125

Pool # C91388, 3.50%, 2/1/2032	2,995	3,210

Pool # C91447, 3.50%, 5/1/2032	232	248

Pool # C91449, 4.00%, 5/1/2032	1,146	1,260

Pool # C91581, 3.00%, 11/1/2032	1,156	1,233

Pool # G30669, 4.50%, 12/1/2033	1,698	1,861

Pool # C91761, 4.00%, 5/1/2034	1,116	1,223

Pool # K92617, 3.00%, 4/1/2035	5,221	5,570

Pool # C91862, 3.50%, 1/1/2036	4,133	4,452

Pool # C91880, 3.50%, 6/1/2036	2,411	2,634

FHLMC Gold Pools, 30 Year

Pool # A30588, 6.00%, 7/1/2032	102	115

Pool # G01665, 5.50%, 3/1/2034	2,087	2,415

Pool # G05046, 5.00%, 11/1/2036	121	138

Pool # G03073, 5.50%, 7/1/2037	946	1,093

Pool # G04772, 7.00%, 8/1/2038	125	146

Pool # G05798, 5.50%, 1/1/2040	237	276

Pool # G06061, 4.00%, 10/1/2040	4,787	5,295

Pool # Q06999, 4.00%, 3/1/2042	2,960	3,253

Pool # Q35618, 4.00%, 8/1/2045	3,577	3,954

Pool # G60701, 4.50%, 3/1/2046	3,159	3,496

Pool # G08729, 4.50%, 9/1/2046	707	773

Pool # Q53595, 3.50%, 1/1/2048	4,152	4,430

FHLMC Gold Pools, Other

Pool # T45022, 2.50%, 1/1/2028	3,946	4,077

Pool # U79013, 2.50%, 4/1/2028	820	857

Pool # U79014, 2.50%, 5/1/2028	1,046	1,094

Pool # T40143, 2.50%, 7/1/2028	849	877

Pool # U79019, 3.00%, 7/1/2028	176	186

Pool # U79026, 2.50%, 9/1/2028	237	248

Pool # U49013, 3.00%, 9/1/2028	1,704	1,805

Pool # G20027, 10.00%, 10/1/2030	35	38

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # RE6019, 3.00%, 12/1/2049	934	961

Pool # RE6030, 3.50%, 2/1/2050	774	803

Pool # RE6028, 3.00%, 4/1/2050	582	599

Pool # RE6048, 2.50%, 5/1/2050	2,173	2,229

Pool # RE6041, 3.00%, 5/1/2050	8,966	9,229

Pool # RE6052, 3.00%, 7/1/2050	3,676	3,783

FHLMC UMBS, 15 Year

Pool # ZS8076, 4.00%, 7/1/2033	2,753	2,964

Pool # ZS8124, 4.00%, 8/1/2033	4,129	4,514

FHLMC UMBS, 20 Year

Pool # ZT1674, 5.00%, 2/1/2035	6,036	6,665

FHLMC UMBS, 30 Year

Pool # ZM4070, 4.00%, 9/1/2047	5,783	6,278

Pool # ZM4714, 3.50%, 11/1/2047	2,774	2,952

FNMA

Pool # 325081, ARM, 2.72%, 10/1/2025 (d)	3	3

Pool # 409902, ARM, 2.24%, 6/1/2027 (d)	6	6

Pool # 52597, ARM, 2.19%, 7/1/2027 (d)	2	2

Pool # 725902, ARM, 2.16%, 9/1/2034 (d)	49	49

Pool # G20028, 7.50%, 12/1/2036	2,396	2,701

Pool # 810896, ARM, 1.76%, 1/1/2035 (d)	31	33

Pool # 865095, ARM, 2.69%, 10/1/2035 (d)	562	573

Pool # AD0295, ARM, 2.52%, 3/1/2036 (d)	425	426

Pool # 877009, ARM, 2.66%, 3/1/2036 (d)	521	552

Pool # 894571, ARM, 2.73%, 3/1/2036 (d)	815	871

Pool # 895687, ARM, 1.92%, 5/1/2036 (d)	74	77

Pool # 882099, ARM, 1.91%, 7/1/2036 (d)	74	74

Pool # 745858, ARM, 2.01%, 8/1/2036 (d)	73	77

Pool # 886558, ARM, 2.02%, 8/1/2036 (d)	157	165

Pool # 884722, ARM, 2.15%, 8/1/2036 (d)	123	125

Pool # 887714, ARM, 2.17%, 8/1/2036 (d)	98	99

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	345

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 745762, ARM, 2.27%, 8/1/2036 (d)	1	1

Pool # 882241, ARM, 2.00%, 10/1/2036 (d)	202	203

Pool # AD0296, ARM, 1.94%, 12/1/2036 (d)	428	428

Pool # 870920, ARM, 2.01%, 12/1/2036 (d)	19	20

Pool # 905593, ARM, 2.12%, 12/1/2036 (d)	45	47

Pool # 905196, ARM, 2.41%, 12/1/2036 (d)	18	19

Pool # 920954, ARM, 1.71%, 1/1/2037 (d)	529	550

Pool # 888143, ARM, 1.93%, 1/1/2037 (d)	49	51

Pool # 913984, ARM, 1.61%, 2/1/2037 (d)	317	329

Pool # 910178, ARM, 2.18%, 3/1/2037 (d)	440	442

Pool # 936588, ARM, 1.61%, 4/1/2037 (d)	115	119

Pool # 888750, ARM, 2.08%, 4/1/2037 (d)	71	74

Pool # 944105, ARM, 1.48%, 7/1/2037 (d)	7	8

Pool # 948208, ARM, 1.48%, 7/1/2037 (d)	511	527

Pool # 888620, ARM, 1.71%, 7/1/2037 (d)	83	83

Pool # 950385, ARM, 1.08%, 8/1/2037 (d)	7	7

Pool # 950382, ARM, 1.25%, 8/1/2037 (d)	962	986

Pool # AD0081, ARM, 1.92%, 11/1/2037 (d)	192	193

Pool # 995108, ARM, 2.10%, 11/1/2037 (d)	689	738

Pool # 952182, ARM, 2.20%, 11/1/2037 (d)	202	214

Pool # 966911, ARM, 2.13%, 12/1/2037 (d)	120	127

FNMA UMBS, 10 Year

Pool # MA2233, 2.50%, 4/1/2025	75	78

FNMA UMBS, 15 Year

Pool # 890129, 6.00%, 12/1/2021	1	1

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 889094, 6.50%, 1/1/2023	49	49

Pool # 995286, 6.50%, 3/1/2023	4	4

Pool # AL0229, 5.50%, 9/1/2023	68	69

Pool # AA1035, 6.00%, 12/1/2023	27	28

Pool # AD0471, 5.50%, 1/1/2024	37	38

Pool # 995381, 6.00%, 1/1/2024	44	46

Pool # AE0081, 6.00%, 7/1/2024	215	222

Pool # 931730, 5.00%, 8/1/2024	90	94

Pool # AD0365, 5.50%, 9/1/2024	38	39

Pool # AD0662, 5.50%, 1/1/2025	464	480

Pool # AL2193, 5.50%, 7/1/2025	662	685

Pool # AJ5336, 3.00%, 11/1/2026	83	88

Pool # AK0971, 3.00%, 2/1/2027	79	84

Pool # AO0800, 3.00%, 4/1/2027	111	118

Pool # AP7842, 3.00%, 9/1/2027	95	101

Pool # AL3439, 4.00%, 9/1/2027	399	425

Pool # AL4307, 4.00%, 10/1/2028	766	828

Pool # AL6105, 4.00%, 12/1/2029	70	75

Pool # MA2246, 3.00%, 4/1/2030	1,943	2,067

Pool # FM4436, 4.00%, 6/1/2034	3,339	3,636

Pool # FM2989, 3.00%, 9/1/2034	11,393	12,112

FNMA UMBS, 20 Year

Pool # 254344, 6.50%, 6/1/2022	46	52

Pool # 745763, 6.50%, 3/1/2025	55	62

Pool # 256714, 5.50%, 5/1/2027	191	213

SEE NOTES TO FINANCIAL STATEMENTS.

346	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # MA0214, 5.00%, 10/1/2029	939	1,037

Pool # AD5474, 5.00%, 5/1/2030	300	332

Pool # MA0534, 4.00%, 10/1/2030	137	148

Pool # AL4165, 4.50%, 1/1/2031	791	863

Pool # MA0804, 4.00%, 7/1/2031	142	154

Pool # MA0792, 4.50%, 7/1/2031	1,247	1,361

Pool # MA3894, 4.00%, 9/1/2031	191	207

Pool # 890653, 4.50%, 1/1/2032	634	692

Pool # AL5958, 4.00%, 3/1/2032	1,524	1,652

Pool # MA1037, 3.00%, 4/1/2032	1,315	1,403

Pool # AL1722, 4.50%, 4/1/2032	111	121

Pool # AB5811, 3.00%, 8/1/2032	1,852	1,977

Pool # AL7474, 3.50%, 10/1/2032	1,355	1,440

Pool # MA1270, 2.50%, 11/1/2032	774	805

Pool # AL3190, 4.00%, 12/1/2032	485	532

Pool # MA1802, 3.00%, 1/1/2034	953	1,015

Pool # AL8051, 4.00%, 5/1/2034	4,461	4,903

Pool # AL5373, 4.50%, 5/1/2034	568	624

Pool # MA2587, 3.50%, 4/1/2036	2,775	2,983

Pool # FM2477, 3.00%, 5/1/2036	4,116	4,389

Pool # AS7789, 3.00%, 8/1/2036	4,943	5,218

Pool # BM1370, 3.00%, 4/1/2037	2,450	2,570

Pool # BJ2544, 3.00%, 12/1/2037	1,805	1,895

Pool # FM2922, 3.00%, 2/1/2038	2,928	3,121

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA UMBS, 30 Year

Pool # 250511, 6.50%, 3/1/2026	1	1

Pool # 555889, 8.00%, 12/1/2030	15	16

Pool # 254548, 5.50%, 12/1/2032	1,111	1,283

Pool # 555458, 5.50%, 5/1/2033	2,108	2,452

Pool # AB0054, 4.50%, 12/1/2034	2,696	2,982

Pool # 735503, 6.00%, 4/1/2035	1,497	1,729

Pool # 745275, 5.00%, 2/1/2036	2,630	2,999

Pool # 889118, 5.50%, 4/1/2036	2,975	3,436

Pool # 889209, 5.00%, 5/1/2036	151	172

Pool # 745948, 6.50%, 10/1/2036	232	274

Pool # 889494, 5.50%, 1/1/2037	208	241

Pool # AD0249, 5.50%, 4/1/2037	2,050	2,366

Pool # 995024, 5.50%, 8/1/2037	312	362

Pool # 950302, 7.00%, 8/1/2037	532	641

Pool # 888890, 6.50%, 10/1/2037	658	784

Pool # 929005, 6.00%, 1/1/2038	503	594

Pool # 890268, 6.50%, 10/1/2038	1,136	1,320

Pool # 995149, 6.50%, 10/1/2038	714	833

Pool # AL7521, 5.00%, 6/1/2039	396	449

Pool # AC3237, 5.00%, 10/1/2039	172	197

Pool # AB2025, 5.00%, 1/1/2040	993	1,123

Pool # AD6431, 4.50%, 6/1/2040	214	239

Pool # AT6153, 4.00%, 2/1/2042	8,770	9,698

Pool # AK6740, 4.00%, 3/1/2042	2,045	2,283

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	347

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AL2171, 4.00%, 6/1/2042	2,633	2,938

Pool # AO9370, 3.50%, 7/1/2042	3,716	4,049

Pool # AO7185, 4.00%, 9/1/2042	1,028	1,133

Pool # AB9260, 3.50%, 5/1/2043	3,207	3,478

Pool # AS1334, 4.50%, 12/1/2043	3,363	3,770

Pool # BM3560, 4.00%, 11/1/2044	1,505	1,658

Pool # FM3582, 4.00%, 11/1/2044	2,085	2,323

Pool # AL7622, 4.00%, 5/1/2045	3,251	3,585

Pool # AL7590, 3.50%, 10/1/2045	890	964

Pool # BM5450, 5.00%, 2/1/2049	5,547	6,153

FNMA, 30 Year

Pool # 801357, 5.50%, 8/1/2034	59	64

FNMA, Other

Pool # AB7351, 2.50%, 12/1/2027	772	813

Pool # AQ8837, 2.50%, 12/1/2027	459	480

Pool # AQ9357, 2.50%, 1/1/2028	273	282

Pool # AQ9760, 2.50%, 2/1/2028	1,432	1,507

Pool # MA1360, 2.50%, 2/1/2028	1,689	1,766

Pool # MA1557, 3.00%, 8/1/2028	304	322

Pool # BK4847, 2.50%, 4/1/2033	405	416

Pool # MA0896, 4.00%, 11/1/2041	565	596

Pool # MA1188, 3.00%, 9/1/2042	2,510	2,593

Pool # MA1349, 3.00%, 2/1/2043	2,413	2,494

Pool # MA1371, 3.00%, 3/1/2043	799	826

Pool # MA1433, 3.00%, 5/1/2043	1,027	1,062

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA1510, 4.00%, 7/1/2043	1,214	1,332

Pool # AL6167, 3.50%, 1/1/2044	1,758	1,906

Pool # BM3994, 3.50%, 1/1/2044	2,323	2,519

Pool # AL6854, 3.00%, 2/1/2044	3,157	3,380

Pool # AL7826, 3.50%, 1/1/2046	2,641	2,832

Pool # MA2621, 3.50%, 5/1/2046	730	763

Pool # MA2744, 3.50%, 9/1/2046	1,456	1,519

Pool # BH8493, 3.00%, 11/1/2047	2,136	2,200

Pool # MA3197, 3.00%, 11/1/2047	1,064	1,096

Pool # BM5053, 3.00%, 4/1/2048	828	853

Pool # BM6073, 3.00%, 7/1/2049	2,143	2,227

Pool # MA3876, 3.00%, 12/1/2049	3,866	3,981

Pool # MA3913, 3.00%, 1/1/2050	1,914	1,970

Pool # CA5133, 3.00%, 2/1/2050	830	849

Pool # MA3971, 3.00%, 3/1/2050	5,969	6,144

Pool # MA3997, 3.00%, 4/1/2050	779	802

Pool # CA5979, 3.00%, 5/1/2050	759	782

Pool # MA4029, 3.00%, 5/1/2050	776	799

Pool # MA4057, 2.50%, 6/1/2050	1,220	1,252

Pool # CA6065, 3.00%, 6/1/2050	628	647

Pool # MA4058, 3.00%, 6/1/2050	575	592

Pool # MA4108, 2.50%, 8/1/2050	1,170	1,195

GNMA I, 15 Year

Pool # 782933, 6.50%, 10/15/2023	32	33

Pool # 783929, 4.00%, 5/15/2026	106	112

SEE NOTES TO FINANCIAL STATEMENTS.

348	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

GNMA I, 30 Year

Pool # 780010, 9.50%, 3/15/2023	—	(g)	—	(g)

Pool # 403964, 9.00%, 9/15/2024	1		1

Pool # 780831, 9.50%, 12/15/2024	1		1

Pool # 780115, 8.50%, 4/15/2025	2		2

Pool # 780965, 9.50%, 12/15/2025	—	(g)	—	(g)

Pool # 423946, 9.00%, 10/15/2026	—	(g)	—	(g)

Pool # 687926, 6.50%, 9/15/2038	1,479		1,764

Pool # 785282, 4.25%, 10/15/2040	14,784		16,554

Pool # AE7700, 3.50%, 8/15/2043	720		769

GNMA II

Pool # 8938, ARM, 2.00%, 3/20/2022 (d)	1		1

Pool # 8046, ARM, 2.25%, 9/20/2022 (d)	3		3

Pool # 8746, ARM, 2.13%, 11/20/2025 (d)	18		18

Pool # 8790, ARM, 2.00%, 1/20/2026 (d)	8		8

Pool # 80053, ARM, 2.00%, 3/20/2027 (d)	1		1

Pool # 80152, ARM, 2.00%, 1/20/2028 (d)	—	(g)	–	(g)

GNMA II, 15 Year

Pool # 5136, 4.00%, 8/20/2026	78		83

Pool # 5208, 3.00%, 10/20/2026	1,248		1,306

Pool # 5277, 3.50%, 1/20/2027	245		261

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	3		3

Pool # 1989, 8.50%, 4/20/2025	4		4

Pool # 2285, 8.00%, 9/20/2026	6		6

Pool # 2499, 8.00%, 10/20/2027	2		2

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 2525, 8.00%, 12/20/2027	1	1

Pool # 2646, 7.50%, 9/20/2028	3	3

Pool # 4224, 7.00%, 8/20/2038	773	912

Pool # 4245, 6.00%, 9/20/2038	955	1,104

Pool # 4247, 7.00%, 9/20/2038	1,396	1,669

GNMA II, Other

Pool # MA6081, 3.50%, 8/20/2049	1,815	1,861

Total Mortgage-Backed Securities (Cost $322,852)		326,719

SHARES (000)
Short-Term Investments — 9.4%

Investment Companies — 4.3%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (h )(i) (Cost $514,025)	514,025	514,025

	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 5.1%

U.S. Treasury Bills 0.04%, 9/16/2021 (j)	102,115	102,114

0.12%, 10/7/2021 (j)	31,600	31,599

0.05%, 12/23/2021 (j) (k)	12,118	12,116

0.08%, 6/16/2022 (j)	204,380	204,277

0.07%, 8/11/2022 (j)	259,835	259,661

Total U.S. Treasury Obligations (Cost $609,744)		609,767

Total Short-Term Investments (Cost $1,123,769)		1,123,792

Total Investments — 101.2% (Cost $12,066,250)		12,111,149
Liabilities in Excess of Other Assets — (1.2)%		(139,312)

NET ASSETS — 100.0%		11,971,837

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	349

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2021.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Amount rounds to less than one thousand.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2021.
(j)	The rate shown is the effective yield as of August 31, 2021.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

350	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Futures contracts outstanding as of August 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	13,427	12/2021	USD	2,958,451	1,994

Short Contracts
U.S. Treasury 5 Year Note	(10,832)	12/2021	USD	(1,340,037)	(2,052)
U.S. Treasury 10 Year Note	(593)	12/2021	USD	(79,119)	(186)
U.S. Treasury 10 Year Ultra Note	(134)	12/2021	USD	(19,828)	(63)
U.S. Treasury Ultra Bond	(101)	12/2021	USD	(19,948)	(92)

					(2,393)

					(399)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	351

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 38.7%

Aerospace & Defense — 0.6%

Boeing Co. (The) 4.88%, 5/1/2025	21,520	24,057

2.20%, 2/4/2026	13,285	13,335

BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	1,116	1,147

4.13%, 4/15/2029 (a)	1,620	1,666

Howmet Aerospace, Inc. 5.13%, 10/1/2024	930	1,022

6.88%, 5/1/2025	1,255	1,483

5.90%, 2/1/2027	1,175	1,385

Moog, Inc. 4.25%, 12/15/2027 (a)	1,860	1,911

Raytheon Technologies Corp. 3.10%, 11/15/2021	100	100

Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027(a)	1,282	1,406

Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	1,400	1,482

TransDigm, Inc. 6.25%, 3/15/2026 (a)	4,545	4,772

Triumph Group, Inc. 8.88%, 6/1/2024 (a)	948	1,044

6.25%, 9/15/2024 (a)	500	506

7.75%, 8/15/2025	385	385

		55,701

Airlines — 0.1%

American Airlines, Inc. 5.50%, 4/20/2026 (a)	1,325	1,396

5.75%, 4/20/2029 (a)	1,149	1,241

Delta Air Lines, Inc. 4.50%, 10/20/2025 (a)	328	352

4.75%, 10/20/2028 (a)	2,180	2,430

United Airlines Holdings, Inc. 5.00%, 2/1/2024	200	207

4.88%, 1/15/2025	465	476

United Airlines, Inc. 4.38%, 4/15/2026 (a)	1,886	1,957

		8,059

Auto Components — 0.3%

Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	675	694

Adient US LLC 9.00%, 4/15/2025 (a)	450	491

Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	500	524

5.88%, 6/1/2029 (a)	1,730	1,903

3.75%, 1/30/2031 (a)	1,352	1,350

American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	1,771	1,830

6.25%, 3/15/2026	454	468

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued

6.50%, 4/1/2027	2,745	2,883

5.00%, 10/1/2029	1,810	1,809

Clarios Global LP 6.75%, 5/15/2025 (a)	1,600	1,694

6.25%, 5/15/2026 (a)	2,422	2,552

Dana, Inc. 5.63%, 6/15/2028	1,220	1,311

Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029 (a)	2,130	2,252

5.25%, 4/30/2031	1,909	2,040

5.25%, 7/15/2031 (a)	530	567

Icahn Enterprises LP 6.75%, 2/1/2024	365	372

4.75%, 9/15/2024	835	866

6.25%, 5/15/2026	620	653

5.25%, 5/15/2027	1,355	1,407

Toyota Industries Corp. (Japan) 3.11%, 3/12/2022 (a)	1,695	1,717

		27,383

Automobiles — 1.4%

BMW US Capital LLC (Germany) 3.80%, 4/6/2023 (a)	13,805	14,530

Daimler Finance North America LLC (Germany) 3.40%, 2/22/2022 (a)	10,540	10,697

2.55%, 8/15/2022 (a)	5,710	5,832

3.35%, 2/22/2023 (a)	150	156

1.75%, 3/10/2023 (a)	4,960	5,055

Ford Motor Co. 9.00%, 4/22/2025	400	489

Hyundai Capital America 3.00%, 6/20/2022 (a)	4,680	4,771

2.85%, 11/1/2022 (a)	13,345	13,693

2.38%, 2/10/2023 (a)	4,375	4,479

5.75%, 4/6/2023 (a)	6,455	6,959

1.80%, 10/15/2025 (a)	6,110	6,186

1.30%, 1/8/2026 (a)	3,280	3,245

3.00%, 2/10/2027 (a)	4,606	4,881

Nissan Motor Co. Ltd. (Japan) 3.52%, 9/17/2025 (a)	13,105	14,019

4.35%, 9/17/2027 (a)	7,500	8,345

Volkswagen Group of America Finance LLC (Germany) 2.90%, 5/13/2022 (a)	3,355	3,413

2.70%, 9/26/2022 (a)	7,290	7,468

4.25%, 11/13/2023 (a)	1,605	1,724

3.35%, 5/13/2025 (a)	5,465	5,885

		121,827

SEE NOTES TO FINANCIAL STATEMENTS.

352	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — 10.6%

ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	10,978	12,277

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (b)	3,500	3,497

AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	7,200	7,776

(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	1,520	1,633

ANZ New Zealand Int’l Ltd. (New Zealand) 3.40%, 3/19/2024 (a)	560	600

ASB Bank Ltd. (New Zealand)

3.75%, 6/14/2023 (a)	1,750	1,854

Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	9,310	10,524

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (a) (b)	27,660	28,902

Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	17,400	17,308

Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	3,600	3,569

Banco Santander SA (Spain) 3.50%, 4/11/2022	7,000	7,135

3.85%, 4/12/2023	6,000	6,316

2.71%, 6/27/2024	11,800	12,467

2.75%, 5/28/2025	3,200	3,374

5.18%, 11/19/2025	5,400	6,183

1.85%, 3/25/2026	6,400	6,504

Bank of America Corp.

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (b)	4,820	4,871

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (b)	6,000	6,097

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	9,280	9,582

(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (b)	7,825	8,059

(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	11,829	11,987

Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	5,190	5,550

Banque Centrale de Tunisie International Bond (Tunisia) 5.75%, 1/30/2025 (c)	1,933	1,703

Banque Federative du Credit Mutuel SA (France) 3.75%, 7/20/2023 (a)	15,790	16,751

Barclays plc (United Kingdom) 3.68%, 1/10/2023	11,858	11,997

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (b)	6,115	6,231

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	10,460	10,507

BBVA USA 2.88%, 6/29/2022	4,000	4,077

BNP Paribas SA (France) 3.38%, 1/9/2025 (a)	8,080	8,666

4.38%, 9/28/2025 (a)	8,158	9,024

(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025 (a) (b)	7,170	7,532

(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	4,800	4,941

4.63%, 3/13/2027 (a)	7,060	7,995

BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022 (a)	750	760

Canadian Imperial Bank of Commerce (Canada)

(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (b)	15,825	16,137

3.10%, 4/2/2024	6,786	7,209

Capital One Bank USA NA

(SOFR + 0.62%), 2.01%, 1/27/2023 (b)	7,490	7,540

Capital One NA 2.15%, 9/6/2022	2,040	2,075

CIT Group, Inc. 5.00%, 8/1/2023	225	242

4.75%, 2/16/2024	835	901

6.13%, 3/9/2028	2,385	2,926

Citigroup, Inc.

(SOFR + 0.87%), 2.31%, 11/4/2022 (b)	4,665	4,681

(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (b)	6,130	6,197

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	12,210	12,476

(SOFR + 0.67%), 0.98%, 5/1/2025 (b)	9,185	9,226

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(b) (d) (e)	680	746

(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	12,730	13,614

(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	8,730	8,653

Credit Agricole SA (France) 4.38%, 3/17/2025 (a)	17,360	19,052

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	19,033	19,481

Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	5,000	5,177

Danske Bank A/S (Denmark)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (b)	12,715	12,803

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	353

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Fifth Third Bancorp 2.60%, 6/15/2022	100	102

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (b)	4,435	4,504

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (b)	5,130	5,296

(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (b)	4,000	4,289

(SOFR + 1.40%), 2.63%, 11/7/2025 (b)	2,730	2,858

(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	16,255	16,459

(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (b)	5,995	6,659

Huntington Bancshares, Inc. 2.30%, 1/14/2022	289	291

ING Groep NV (Netherlands) 4.10%, 10/2/2023	7,455	8,001

3.55%, 4/9/2024	475	511

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	7,310	7,355

(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	6,355	6,451

Lloyds Bank plc (United Kingdom) 2.25%, 8/14/2022	1,890	1,926

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023 (b)	12,345	12,511

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (b)	4,545	4,577

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (b)	9,830	10,100

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (b)	5,605	6,070

4.58%, 12/10/2025	10,000	11,265

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (b)	4,130	4,302

Mitsubishi UFJ Financial Group, Inc. (Japan) 3.46%, 3/2/2023	4,000	4,187

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	15,615	15,696

2.19%, 2/25/2025	8,175	8,503

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	21,845	21,983

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a)	30,300	32,984

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (b)	6,040	6,164

(SOFR + 1.25%), 1.24%, 7/10/2024 (b)	15,000	15,186

(SOFR + 0.87%), 0.85%, 9/8/2024 (b)	5,665	5,691

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	14,165	14,038

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.55%, 7/9/2027 (b)	9,600	9,662

MUFG Union Bank NA 3.15%, 4/1/2022	700	710

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (b)	9,370	9,569

3.88%, 9/12/2023	17,930	19,083

(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (b)	8,555	9,134

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	12,030	12,104

Santander UK Group Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024 (b)	10,000	10,358

(ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024 (b)	13,415	14,578

(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	11,070	11,102

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	9,295	9,339

Societe Generale SA (France) 3.25%, 1/12/2022 (a)	6,400	6,467

5.00%, 1/17/2024 (a)	7,592	8,241

2.63%, 10/16/2024 (a)	10,975	11,449

2.63%, 1/22/2025 (a)	5,515	5,754

4.25%, 4/14/2025 (a)	11,164	12,125

4.25%, 8/19/2026 (a)	5,000	5,492

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	7,480	7,440

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	14,215	14,243

SEE NOTES TO FINANCIAL STATEMENTS.

354	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022 (a) (b)	5,000	5,002

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (b)	20,555	20,853

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (b)	3,475	3,631

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	6,870	6,808

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.78%, 10/18/2022	65	67

4.44%, 4/2/2024 (a)	18,100	19,645

1.47%, 7/8/2025	19,345	19,625

UniCredit SpA (Italy) 3.75%, 4/12/2022 (a)	13,900	14,161

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	14,430	14,697

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	5,410	5,415

Wells Fargo & Co. 3.75%, 1/24/2024	2,400	2,572

(SOFR + 1.09%), 2.41%, 10/30/2025 (b)	2,600	2,717

(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	5,080	5,273

(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	7,150	7,426

Westpac Banking Corp. (Australia)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b)	17,920	18,649

		976,735

Beverages — 0.1%

Constellation Brands, Inc. 4.25%, 5/1/2023	7,640	8,097

Keurig Dr Pepper, Inc. 4.06%, 5/25/2023	2,764	2,931

		11,028

Biotechnology — 0.2%

AbbVie, Inc. 3.45%, 3/15/2022	300	304

2.60%, 11/21/2024	17,445	18,381

Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	3,150	3,071

		21,756

Building Products — 0.2%

Builders FirstSource, Inc. 6.75%, 6/1/2027 (a)	865	923

4.25%, 2/1/2032 (a)	1,553	1,596

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued

Griffon Corp. 5.75%, 3/1/2028	3,095	3,284

JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	1,700	1,772

St Marys Cement, Inc. Canada (Brazil) 5.75%, 1/28/2027 (c)	4,400	5,119

Standard Industries, Inc. 5.00%, 2/15/2027 (a)	500	517

4.75%, 1/15/2028 (a)	3,305	3,431

3.38%, 1/15/2031 (a)	1,468	1,415

Summit Materials LLC 5.13%, 6/1/2025 (a)	260	264

5.25%, 1/15/2029 (a)	2,790	2,954

		21,275

Capital Markets — 3.2%

Credit Suisse Group AG (Switzerland) 3.57%, 1/9/2023 (a)	17,750	17,943

3.80%, 6/9/2023	1,000	1,054

(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a) (b)	250	265

(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	15,000	15,613

(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	6,840	7,018

(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	14,765	14,526

Deutsche Bank AG (Germany)

Series D, 5.00%, 2/14/2022	4,950	5,050

3.95%, 2/27/2023	2,020	2,118

(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	11,880	12,191

(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	5,250	5,364

Goldman Sachs Group, Inc. (The)

Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (b) (d) (e)	755	761

0.52%, 3/8/2023	5,000	5,002

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (b)	1,995	2,032

(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (b)	18,190	18,591

(SOFR + 0.57%), 0.67%, 3/8/2024 (b)	13,325	13,347

3.50%, 4/1/2025	7,750	8,391

LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	955	975

Macquarie Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (a) (b)	5,005	5,166

(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	5,680	5,662

(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	10,310	10,354

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	355

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

Morgan Stanley 4.88%, 11/1/2022	14,000	14,717

(SOFR + 0.62%), 0.73%, 4/5/2024 (b)	17,970	18,025

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (b)	1,885	1,984

(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	7,750	8,055

(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	18,405	18,479

MSCI, Inc. 5.38%, 5/15/2027 (a)	800	854

3.63%, 9/1/2030 (a)	98	103

Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	19,235	19,666

1.65%, 7/14/2026	17,065	17,081

UBS Group AG (Switzerland)

3.49%, 5/23/2023 (a)	4,054	4,145

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (b)	9,415	9,631

4.13%, 9/24/2025 (a)	7,852	8,743

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	2,865	2,859

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)	13,560	13,543

		289,308

Chemicals — 0.7%

Air Liquide Finance SA (France) 1.75%, 9/27/2021 (a)	200	200

Alpek SAB de CV (Mexico) 4.25%, 9/18/2029 (c)	4,100	4,510

Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	3,425	3,596

3.38%, 2/15/2029 (a)	365	358

Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (c)	3,250	3,476

Celanese US Holdings LLC 3.50%, 5/8/2024	290	309

1.40%, 8/5/2026	6,110	6,099

CF Industries, Inc. 5.15%, 3/15/2034	875	1,093

4.95%, 6/1/2043	974	1,201

Chemours Co. (The) 5.38%, 5/15/2027	1,190	1,292

5.75%, 11/15/2028 (a)	2,925	3,101

CVR Partners LP 9.25%, 6/15/2023 (a)	75	75

Element Solutions, Inc. 3.88%, 9/1/2028 (a)	3,280	3,346

INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	2,375	2,405

International Flavors & Fragrances, Inc. 1.23%, 10/1/2025 (a)	5,345	5,328

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued

MEGlobal Canada ULC (Kuwait) 5.00%, 5/18/2025 (c)	2,700	3,010

NOVA Chemicals Corp. (Canada) 5.00%, 5/1/2025 (a)	1,991	2,115

5.25%, 6/1/2027 (a)	3,200	3,419

4.25%, 5/15/2029 (a)	650	653

OCI NV (Netherlands) 4.63%, 10/15/2025 (a)	1,250	1,309

Olin Corp. 5.13%, 9/15/2027	925	961

5.63%, 8/1/2029	570	629

Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	929	961

Sasol Financing USA LLC (South Africa) 4.38%, 9/18/2026	700	725

Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	4,648	4,857

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	3,680	3,754

Valvoline, Inc. 4.25%, 2/15/2030 (a)	1,750	1,816

W.R. Grace & Co.-Conn. 4.88%, 6/15/2027 (a)	1,839	1,908

WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	547	570

		63,076

Commercial Services & Supplies — 0.4%

ACCO Brands Corp. 4.25%, 3/15/2029 (a)	2,330	2,341

ADT Security Corp. (The) 4.13%, 6/15/2023	315	331

4.13%, 8/1/2029 (a)	1,479	1,477

Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	1,855	1,983

4.63%, 6/1/2028 (a)	2,200	2,208

Aramark Services, Inc. 5.00%, 2/1/2028 (a)	980	1,019

Brambles USA, Inc. (Australia) 4.13%, 10/23/2025 (a)	240	266

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	1,595	1,675

Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	475	497

Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	3,055	3,063

9.50%, 11/1/2027 (a)	825	898

GFL Environmental, Inc. (Canada) 3.75%, 8/1/2025 (a)	1,965	2,024

4.00%, 8/1/2028 (a)	4,660	4,626

3.50%, 9/1/2028 (a)	1,215	1,212

Madison IAQ LLC 4.13%, 6/30/2028 (a)	3,045	3,062

Nielsen Finance LLC 5.63%, 10/1/2028 (a)	3,660	3,848

Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	6,065	6,561

SEE NOTES TO FINANCIAL STATEMENTS.

356	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Commercial Services & Supplies — continued

Stericycle, Inc. 5.38%, 7/15/2024 (a)	2,100	2,153

3.88%, 1/15/2029 (a)	1,640	1,669

		40,913

Communications Equipment — 0.1%

CommScope Technologies LLC 6.00%, 6/15/2025 (a)	1,940	1,973

CommScope, Inc. 6.00%, 3/1/2026 (a)	6,755	7,087

8.25%, 3/1/2027 (a)	995	1,049

4.75%, 9/1/2029 (a)	1,631	1,652

Plantronics, Inc. 4.75%, 3/1/2029 (a)	2,225	2,130

		13,891

Construction & Engineering — 0.1%

AECOM 5.13%, 3/15/2027	755	843

Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,600	2,672

MasTec, Inc. 4.50%, 8/15/2028 (a)	3,240	3,410

Weekley Homes LLC 4.88%, 9/15/2028 (a)	2,025	2,098

		9,023

Construction Materials — 0.0% (f)

Cemex SAB de CV (Mexico) 3.88%, 7/11/2031 (a)	3,188	3,280

Consumer Finance — 1.8%

AerCap Ireland Capital DAC (Ireland) 3.95%, 2/1/2022	4,726	4,779

3.30%, 1/23/2023	8,730	9,026

4.88%, 1/16/2024	10	11

3.15%, 2/15/2024	3,800	3,974

2.88%, 8/14/2024	4,350	4,537

3.50%, 1/15/2025	155	164

6.50%, 7/15/2025	7,350	8,576

1.75%, 1/30/2026	7,120	7,045

Ally Financial, Inc. 5.13%, 9/30/2024	730	819

5.75%, 11/20/2025	1,870	2,143

American Express Co. 2.75%, 5/20/2022	1,460	1,484

3.40%, 2/27/2023	265	276

(ICE LIBOR USD 3 Month + 0.75%), 0.87%, 8/3/2023(b)	35	35

3.70%, 8/3/2023	35	37

Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022(a)	5,500	5,597

5.50%, 1/15/2023(a)	3,000	3,172

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

5.25%, 5/15/2024 (a)	8,786	9,632

3.95%, 7/1/2024 (a)	4,239	4,522

5.50%, 1/15/2026 (a)	5,000	5,656

4.25%, 4/15/2026 (a)	3,010	3,264

Capital One Financial Corp. 2.60%, 5/11/2023	5,940	6,149

3.50%, 6/15/2023	2,195	2,313

3.90%, 1/29/2024	2,405	2,582

Ford Motor Credit Co. LLC 3.22%, 1/9/2022	1,250	1,258

3.37%, 11/17/2023	415	428

4.06%, 11/1/2024	1,275	1,348

5.13%, 6/16/2025	230	252

4.13%, 8/4/2025	3,015	3,219

3.38%, 11/13/2025	442	457

4.39%, 1/8/2026	1,710	1,834

4.54%, 8/1/2026	1,385	1,504

2.70%, 8/10/2026	519	524

4.27%, 1/9/2027	2,105	2,252

4.13%, 8/17/2027	8,545	9,144

5.11%, 5/3/2029	3,940	4,453

4.00%, 11/13/2030	535	564

General Motors Financial Co., Inc. 1.05%, 3/8/2024	5,395	5,429

Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024 (a) (g)	1,165	1,115

Navient Corp. 6.13%, 3/25/2024	1,960	2,124

5.00%, 3/15/2027	175	184

OneMain Finance Corp. 6.13%, 5/15/2022	740	763

7.13%, 3/15/2026	3,498	4,088

5.38%, 11/15/2029	1,195	1,306

Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022 (a)	10,460	10,873

4.50%, 3/15/2023 (a)	7,400	7,766

5.50%, 2/15/2024 (a)	10,597	11,628

		158,306

Containers & Packaging — 0.4%

Ardagh Packaging Finance plc 5.25%, 4/30/2025 (a)	400	419

4.13%, 8/15/2026 (a)	3,235	3,364

5.25%, 8/15/2027 (a)	2,205	2,282

Ball Corp. 5.25%, 7/1/2025	555	627

2.88%, 8/15/2030	650	652

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	357

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Containers & Packaging — continued

Berry Global, Inc. 4.88%, 7/15/2026 (a)	1,600	1,687

5.63%, 7/15/2027 (a)	1,000	1,053

Crown Americas LLC 4.75%, 2/1/2026	355	368

Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,700	1,812

Graphic Packaging International LLC 4.88%, 11/15/2022	936	977

1.51%, 4/15/2026 (a)	2,925	2,926

4.75%, 7/15/2027 (a)	350	379

Greif, Inc. 6.50%, 3/1/2027 (a)	2,695	2,830

LABL, Inc. 6.75%, 7/15/2026 (a)	3,100	3,255

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	3,950	3,980

7.25%, 4/15/2025 (a)	815	806

OI European Group BV 4.00%, 3/15/2023 (a)	12	12

Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a)	1,130	1,201

6.63%, 5/13/2027 (a)	2,205	2,378

Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	3,860	3,858

Sealed Air Corp. 4.88%, 12/1/2022 (a)	955	988

5.13%, 12/1/2024 (a)	345	374

4.00%, 12/1/2027 (a)	1,675	1,797

Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (h)	1,965	2,070

		40,095

Distributors — 0.0% (f)

Wolverine Escrow LLC

9.00%, 11/15/2026 (a)	966	927

Diversified Consumer Services — 0.0% (f)

Service Corp. International 4.63%, 12/15/2027	1,275	1,348

3.38%, 8/15/2030	1,835	1,847

		3,195

Diversified Financial Services — 0.3%

CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (a)	9,735	9,870

Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (a)	2,165	2,198

3.85%, 6/15/2025 (a)	14,380	15,520

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Financial Services — continued

Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	1,805	2,081

7.38%, 9/1/2025 (a)	250	264

		29,933

Diversified Telecommunication Services — 1.2%

Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	425	467

6.00%, 2/15/2028 (a)	2,005	1,987

Altice France SA (France) 7.38%, 5/1/2026 (a)	767	796

5.13%, 7/15/2029 (a)	2,747	2,777

AT&T, Inc. 2.30%, 6/1/2027	3,080	3,213

CCO Holdings LLC 4.00%, 3/1/2023 (a)	200	201

5.75%, 2/15/2026 (a)	224	230

5.13%, 5/1/2027 (a)	9,398	9,820

5.00%, 2/1/2028 (a)	11,815	12,378

5.38%, 6/1/2029 (a)	1,905	2,081

4.75%, 3/1/2030 (a)	4,845	5,126

4.50%, 8/15/2030 (a)	3,495	3,652

4.25%, 2/1/2031 (a)	5,281	5,420

4.25%, 1/15/2034 (a)	1,725	1,741

Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	270	275

Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	2,084	2,228

6.75%, 5/1/2029 (a)	2,425	2,595

Intelsat Jackson Holdings SA (Luxembourg) 5.50%, 8/1/2023 (i)	1,590	827

8.00%, 2/15/2024 (a) (h) (i)	767	796

Level 3 Financing, Inc. 5.38%, 5/1/2025	495	506

4.63%, 9/15/2027 (a)	1,755	1,810

Lumen Technologies, Inc.

Series T, 5.80%, 3/15/2022	545	557

Series W, 6.75%, 12/1/2023	245	270

Series Y, 7.50%, 4/1/2024	575	640

5.63%, 4/1/2025	975	1,055

5.13%, 12/15/2026 (a)	4,885	5,051

4.00%, 2/15/2027 (a)	8,519	8,742

5.38%, 6/15/2029 (a)	1,212	1,245

NBN Co. Ltd. (Australia) 1.45%, 5/5/2026 (a)	15,335	15,438

Sprint Capital Corp. 8.75%, 3/15/2032	2,850	4,365

Switch Ltd. 3.75%, 9/15/2028 (a)	2,257	2,296

4.13%, 6/15/2029 (a)	1,250	1,289

SEE NOTES TO FINANCIAL STATEMENTS.

358	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	2,380	2,796

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	550	597

Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,400	2,571

Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	2,480	2,452

		108,290

Electric Utilities — 1.8%

AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030 (a)	2,290	2,373

American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	145	146

American Transmission Systems, Inc. 5.25%, 1/15/2022 (a)	200	203

Ausgrid Finance Pty. Ltd. (Australia) 3.85%, 5/1/2023 (a)	6,087	6,336

Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031 (a)	4,618	4,606

Edison International 2.40%, 9/15/2022	6,000	6,100

2.95%, 3/15/2023	5,410	5,558

Enel Finance International NV (Italy) 1.38%, 7/12/2026 (a)	12,055	12,089

Eskom Holdings SOC Ltd. (South Africa) 6.75%, 8/6/2023 (c)	3,200	3,339

7.13%, 2/11/2025 (c)	1,000	1,056

Evergy, Inc. 2.45%, 9/15/2024	1,300	1,358

Exelon Corp. 3.50%, 6/1/2022	375	383

Fenix Power Peru SA (Peru) 4.32%, 9/20/2027 (c)	1,379	1,396

Greenko Investment Co. (India) 4.88%, 8/16/2023 (c)	1,155	1,168

Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20	21

Instituto Costarricense de Electricidad (Costa Rica) 6.95%, 11/10/2021 (c)	3,300	3,312

ITC Holdings Corp. 2.70%, 11/15/2022	5,805	5,952

Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	230	256

NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	600	609

NRG Energy, Inc.

3.75%, 6/15/2024 (a)	10,148	10,824

2.00%, 12/2/2025 (a)	10,000	10,216

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

6.63%, 1/15/2027	2,016	2,091

5.75%, 1/15/2028	1,545	1,651

5.25%, 6/15/2029 (a)	1,085	1,178

3.63%, 2/15/2031 (a)	235	239

3.88%, 2/15/2032 (a)	860	872

Pacific Gas and Electric Co. (ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (b)	12,000	12,007

1.37%, 3/10/2023	16,985	16,934

PG&E Corp. 5.00%, 7/1/2028	3,190	3,166

5.25%, 7/1/2030	630	621

Southern California Edison Co. 1.10%, 4/1/2024	14,195	14,252

Vistra Operations Co. LLC 5.50%, 9/1/2026 (a)	2,964	3,049

3.70%, 1/30/2027 (a)	18,840	19,991

5.63%, 2/15/2027 (a)	2,215	2,307

5.00%, 7/31/2027 (a)	2,370	2,459

4.38%, 5/1/2029 (a)	402	408

		158,526

Electronic Equipment, Instruments & Components — 0.1%

CDW LLC 5.50%, 12/1/2024	500	553

4.25%, 4/1/2028	1,885	1,974

3.25%, 2/15/2029	410	421

Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	2,915	3,126

		6,074

Energy Equipment & Services — 0.1%

Archrock Partners LP 6.88%, 4/1/2027 (a)	555	577

Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	5,251	5,408

Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	3,810	3,903

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	745	693

Nabors Industries, Inc. 4.63%, 9/15/2021	58	58

Oceaneering International, Inc. 4.65%, 11/15/2024	2,205	2,246

Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	486	461

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	125	123

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	165	163

		13,632

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	359

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Entertainment — 0.2%

Cinemark USA, Inc. 8.75%, 5/1/2025 (a)	270	293

5.25%, 7/15/2028 (a)	2,535	2,408

Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	1,415	1,434

6.50%, 5/15/2027 (a)	1,465	1,615

4.75%, 10/15/2027 (a)	3,015	3,064

Netflix, Inc. 4.88%, 4/15/2028	3,350	3,915

5.88%, 11/15/2028	3,835	4,756

4.88%, 6/15/2030 (a)	855	1,023

WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	3,168	3,338

3.00%, 2/15/2031 (a)	1,030	1,015

		22,861

Equity Real Estate Investment Trusts (REITs) — 0.8%

American Tower Corp. 3.50%, 1/31/2023	5,305	5,533

3.00%, 6/15/2023	110	115

2.40%, 3/15/2025	2,640	2,758

2.75%, 1/15/2027	3,000	3,168

HAT Holdings I LLC 6.00%, 4/15/2025 (a)	720	759

Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	2,805	2,921

MGM Growth Properties Operating Partnership LP 5.63%, 5/1/2024	1,500	1,635

4.63%, 6/15/2025 (a)	820	881

5.75%, 2/1/2027	1,065	1,226

MPT Operating Partnership LP 4.63%, 8/1/2029	1,360	1,454

Office Properties Income Trust 2.65%, 6/15/2026	11,480	11,716

2.40%, 2/1/2027	15,380	15,384

RHP Hotel Properties LP 4.75%, 10/15/2027	3,930	4,094

SBA Communications Corp. 4.88%, 9/1/2024	580	589

3.88%, 2/15/2027	650	676

3.13%, 2/1/2029 (a)	2,110	2,072

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	6,294	6,757

VICI Properties LP 3.50%, 2/15/2025 (a)	2,335	2,394

4.25%, 12/1/2026 (a)	1,370	1,439

3.75%, 2/15/2027 (a)	1,430	1,487

4.13%, 8/15/2030 (a)	610	651

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

WEA Finance LLC (France) 2.88%, 1/15/2027 (a)	3,110	3,239

Welltower, Inc. 3.63%, 3/15/2024	2,325	2,483

		73,431

Food & Staples Retailing — 0.3%

Albertsons Cos., Inc. 3.50%, 2/15/2023 (a)	135	139

5.75%, 3/15/2025	28	29

3.25%, 3/15/2026 (a)	283	290

4.63%, 1/15/2027 (a)	12,530	13,267

5.88%, 2/15/2028 (a)	350	375

3.50%, 3/15/2029 (a)	283	286

4.88%, 2/15/2030 (a)	190	207

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	2,725	2,837

Rite Aid Corp. 8.00%, 11/15/2026 (a)	5,549	5,722

Sysco Corp. 5.65%, 4/1/2025	6,000	6,921

		30,073

Food Products — 0.5%

Bunge Ltd. Finance Corp. 3.00%, 9/25/2022	100	103

1.63%, 8/17/2025	10,338	10,501

Campbell Soup Co. 3.65%, 3/15/2023	1,018	1,064

Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	3,020	3,154

Kraft Heinz Foods Co. 4.38%, 6/1/2046	2,420	2,806

Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)	900	926

4.88%, 5/15/2028 (a)	2,740	3,047

Post Holdings, Inc. 5.75%, 3/1/2027 (a)	3,515	3,679

5.63%, 1/15/2028 (a)	595	626

4.63%, 4/15/2030 (a)	2,404	2,455

Viterra Finance BV (Netherlands) 2.00%, 4/21/2026 (a)	14,555	14,706

		43,067

Gas Utilities — 0.0% (f)

AmeriGas Partners LP 5.63%, 5/20/2024	580	634

5.50%, 5/20/2025	955	1,050

5.75%, 5/20/2027	785	883

		2,567

SEE NOTES TO FINANCIAL STATEMENTS.

360	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Equipment & Supplies — 0.1%

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	3,445	3,643

Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	2,775	2,907

Hologic, Inc. 3.25%, 2/15/2029 (a)	3,455	3,540

Teleflex, Inc. 4.63%, 11/15/2027	970	1,016

		11,106

Health Care Providers & Services — 1.2%

Acadia Healthcare Co., Inc. 5.50%, 7/1/20280 (a)	4,285	4,520

5.00%, 4/15/2029 (a)	100	105

AdaptHealth LLC 4.63%, 8/1/2029 (a)	4,052	4,063

Aetna, Inc. 2.75%, 11/15/2022	223	228

2.80%, 6/15/2023	60	62

Anthem, Inc. 2.95%, 12/1/2022	75	77

Centene Corp. 4.25%, 12/15/2027	2,175	2,297

4.63%, 12/15/2029	10,840	11,890

3.38%, 2/15/2030	995	1,040

Community Health Systems, Inc. 5.63%, 3/15/2027 (a)	998	1,053

6.00%, 1/15/2029 (a)	1,809	1,929

4.75%, 2/15/2031 (a)	5,295	5,401

CVS Health Corp.

3.70%, 3/9/2023	2,134	2,234

DaVita, Inc. 4.63%, 6/1/2030 (a)	4,415	4,614

3.75%, 2/15/2031 (a)	2,128	2,103

Encompass Health Corp. 5.13%, 3/15/2023	90	90

4.50%, 2/1/2028	1,460	1,529

4.75%, 2/1/2030	3,385	3,610

HCA, Inc. 5.38%, 2/1/2025	200	225

5.88%, 2/15/2026	4,495	5,213

5.38%, 9/1/2026	3,035	3,501

5.63%, 9/1/2028	8,510	10,149

5.88%, 2/1/2029	7,450	9,034

Highmark, Inc. 1.45%, 5/10/2026 (a)	13,265	13,280

Laboratory Corp. of America Holdings 2.30%, 12/1/2024	2,774	2,897

Tenet Healthcare Corp. 6.75%, 6/15/2023	560	607

4.63%, 9/1/2024 (a)	2,030	2,078

7.50%, 4/1/2025 (a)	800	856

4.88%, 1/1/2026 (a)	7,971	8,269

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

6.25%, 2/1/2027 (a)	3,280	3,420

5.13%, 11/1/2027 (a)	1,720	1,810

4.25%, 6/1/2029 (a)	2,443	2,496

		110,680

Health Care Technology — 0.1%

IQVIA, Inc. 5.00%, 10/15/2026 (a)	1,050	1,082

5.00%, 5/15/2027 (a)	3,815	3,986

		5,068

Hotels, Restaurants & Leisure — 0.7%

1011778 BC ULC (Canada) 5.75%, 4/15/2025 (a)	810	854

3.88%, 1/15/2028 (a)	1,380	1,397

4.00%, 10/15/2030 (a)	1,550	1,541

Boyd Gaming Corp. 8.63%, 6/1/2025 (a)	1,000	1,085

4.75%, 12/1/2027	1,500	1,547

Boyne USA, Inc. 4.75%, 5/15/2029 (a)	2,065	2,132

Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	3,351	3,521

5.25%, 10/15/2025 (a)	755	766

Carnival Corp. 9.88%, 8/1/2027 (a)	3,235	3,728

4.00%, 8/1/2028 (a)	1,083	1,089

Cedar Fair LP 5.38%, 6/1/2024	260	262

5.38%, 4/15/2027	1,446	1,482

5.25%, 7/15/2029	1,835	1,880

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	271	283

Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (c)	4,000	4,236

Hilton Domestic Operating Co., Inc. 5.38%, 5/1/2025 (a)	1,015	1,065

3.75%, 5/1/2029 (a)	1,135	1,158

4.00%, 5/1/2031 (a)	141	145

3.63%, 2/15/2032 (a)	675	670

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	321	333

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,585	1,644

International Game Technology plc 6.50%, 2/15/2025 (a)	2,280	2,542

6.25%, 1/15/2027 (a)	440	502

KFC Holding Co. 4.75%, 6/1/2027 (a)	1,365	1,431

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	361

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — continued

Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	671	694

4.50%, 6/15/2029 (a)	1,990	2,010

MGM Resorts International 7.75%, 3/15/2022	1,450	1,499

5.75%, 6/15/2025	1,759	1,925

4.63%, 9/1/2026	33	35

5.50%, 4/15/2027	1,317	1,433

Royal Caribbean Cruises Ltd. 9.13%, 6/15/2023 (a)	1,785	1,945

11.50%, 6/1/2025 (a)	164	189

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	1,674	1,722

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	2,905	2,936

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,150	1,229

Station Casinos LLC 5.00%, 10/1/2025 (a)	2,983	3,017

Travel + Leisure Co. 3.90%, 3/1/2023	1,285	1,324

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	1,500	1,598

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	2,725	2,889

Wynn Resorts Finance LLC 7.75%, 4/15/2025 (a)	1,460	1,551

5.13%, 10/1/2029 (a)	2,095	2,179

Yum! Brands, Inc. 7.75%, 4/1/2025 (a)	1,162	1,252

3.63%, 3/15/2031	352	362

4.63%, 1/31/2032	828	900

		65,982

Household Durables — 0.4%

Controladora Mabe SA de CV (Mexico) 5.60%, 10/23/2028 (c)	1,400	1,648

Lennar Corp. 4.88%, 12/15/2023	150	162

5.25%, 6/1/2026	2,965	3,425

4.75%, 11/29/2027	6,500	7,564

Meritage Homes Corp. 6.00%, 6/1/2025	455	522

Newell Brands, Inc. 4.70%, 4/1/2026 (h)	2,950	3,297

5.87%, 4/1/2036 (h)	825	1,033

PulteGroup, Inc.

5.50%, 3/1/2026	9,819	11,447

Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	4,120	4,223

		33,321

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Products — 0.1%

Central Garden & Pet Co. 5.13%, 2/1/2028	1,010	1,072

4.13%, 10/15/2030	1,181	1,211

4.13%, 4/30/2031 (a)	537	545

Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	2,280	2,343

4.38%, 3/31/2029 (a)	3,065	3,074

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	1,900	1,930

Spectrum Brands, Inc. 5.75%, 7/15/2025	70	72

5.00%, 10/1/2029 (a)	1,870	1,963

5.50%, 7/15/2030 (a)	867	931

		13,141

Independent Power and Renewable Electricity Producers — 0.2%

Calpine Corp. 5.25%, 6/1/2026 (a)	3,605	3,718

4.50%, 2/15/2028 (a)	2,740	2,822

5.13%, 3/15/2028 (a)	1,665	1,694

Exelon Generation Co. LLC 3.40%, 3/15/2022	380	385

3.25%, 6/1/2025	5,185	5,574

NTPC Ltd. (India) 4.25%, 2/26/2026 (c)	2,600	2,818

Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (c)	648	680

		17,691

Insurance — 0.6%

American International Group, Inc. 2.50%, 6/30/2025	2,705	2,844

Athene Global Funding 3.00%, 7/1/2022 (a)	5,165	5,280

1.45%, 1/8/2026 (a)	16,929	17,049

2.95%, 11/12/2026 (a)	7,071	7,579

Jackson National Life Global Funding 3.25%, 1/30/2024 (a)	9,500	10,095

Reliance Standard Life Global Funding II 2.63%, 7/22/2022 (a)	2,415	2,465

2.15%, 1/21/2023 (a)	4,505	4,605

3.85%, 9/19/2023 (a)	45	48

2.50%, 10/30/2024 (a)	6,190	6,454

		56,419

Internet & Direct Marketing Retail — 0.1%

B2W Digital Lux SARL (Brazil) 4.38%, 12/20/2030 (c)	4,300	4,300

SEE NOTES TO FINANCIAL STATEMENTS.

362	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Internet & Direct Marketing Retail — continued

MercadoLibre, Inc. (Argentina) 2.38%, 1/14/2026	4,300	4,306

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,735	1,882

		10,488

IT Services — 0.2%

Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	1,215	1,235

6.13%, 12/1/2028 (a)	2,890	2,983

Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	2,625	2,658

Exela Intermediate LLC 10.00%, 7/15/2023 (a)	104	78

Gartner, Inc. 4.50%, 7/1/2028 (a)	1,915	2,028

3.63%, 6/15/2029 (a)	1,675	1,724

3.75%, 10/1/2030 (a)	1,992	2,084

Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	2,810	2,908

Square, Inc. 2.75%, 6/1/2026 (a)	1,349	1,388

3.50%, 6/1/2031 (a)	2,579	2,682

StoneCo Ltd. (Brazil) 3.95%, 6/16/2028 (a)	3,090	2,978

		22,746

Leisure Products — 0.0% (f)

Mattel, Inc. 3.38%, 4/1/2026 (a)	301	313

5.88%, 12/15/2027 (a)	750	818

3.75%, 4/1/2029 (a)	2,212	2,322

		3,453

Life Sciences Tools & Services — 0.0% (f)

Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	2,725	2,809

Machinery — 0.1%

Colfax Corp. 6.38%, 2/15/2026 (a)	793	834

RBS Global, Inc. 4.88%, 12/15/2025 (a)	2,885	2,942

TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	1,550	1,638

		5,414

Media — 1.0%

Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	2,995	2,993

5.75%, 8/15/2029 (a)	1,563	1,605

AMC Networks, Inc. 5.00%, 4/1/2024	323	327

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Audacy Capital Corp. 6.50%, 5/1/2027 (a)	177	178

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	917	956

Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	4,405	4,534

CSC Holdings LLC 5.88%, 9/15/2022	450	468

5.25%, 6/1/2024	935	1,009

5.50%, 4/15/2027 (a)	1,380	1,444

5.38%, 2/1/2028 (a)	1,815	1,910

6.50%, 2/1/2029 (a)	7,700	8,498

4.50%, 11/15/2031 (a)	1,316	1,325

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	1,077	715

DIRECTV Holdings LLC 5.88%, 8/15/2027 (a)	2,926	3,058

DISH DBS Corp. 5.88%, 7/15/2022	820	848

5.00%, 3/15/2023	550	574

5.88%, 11/15/2024	4,884	5,251

7.75%, 7/1/2026	7,070	8,099

Gray Television, Inc. 7.00%, 5/15/2027 (a)	385	413

iHeartCommunications, Inc. 6.38%, 5/1/2026	1,450	1,532

8.38%, 5/1/2027	2,195	2,331

5.25%, 8/15/2027 (a)	1,425	1,493

Lamar Media Corp. 3.75%, 2/15/2028	120	123

4.88%, 1/15/2029	2,005	2,133

4.00%, 2/15/2030	85	88

Meredith Corp. 6.50%, 7/1/2025 (a)	1,010	1,088

6.88%, 2/1/2026	3,062	3,173

News Corp. 3.88%, 5/15/2029 (a)	2,623	2,697

Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	4,250	4,512

4.75%, 11/1/2028 (a)	1,406	1,462

Outfront Media Capital LLC 6.25%, 6/15/2025 (a)	2,212	2,349

5.00%, 8/15/2027 (a)	1,195	1,232

Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	760	764

5.38%, 1/15/2031 (a)	1,450	1,435

Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a)	1,645	1,598

4.13%, 12/1/2030 (a)	1,150	1,124

Sirius XM Radio, Inc. 5.38%, 7/15/2026 (a)	2,455	2,521

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	363

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

3.13%, 9/1/2026 (a)	538	548

5.00%, 8/1/2027 (a)	1,375	1,442

4.00%, 7/15/2028 (a)	660	674

5.50%, 7/1/2029 (a)	6,225	6,817

4.13%, 7/1/2030 (a)	1,700	1,740

Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	800	811

TEGNA, Inc. 5.50%, 9/15/2024 (a)	209	211

4.63%, 3/15/2028	1,220	1,266

Univision Communications, Inc. 4.50%, 5/1/2029 (a)	2,220	2,252

UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	831	848

ViacomCBS, Inc. (ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (b)	550	627

Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	2,784	2,899

		95,995

Metals & Mining — 0.5%

Alcoa Nederland Holding BV 7.00%, 9/30/2026 (a)	1,560	1,630

5.50%, 12/15/2027 (a)	925	996

6.13%, 5/15/2028 (a)	2,370	2,577

Allegheny Technologies, Inc. 5.88%, 12/1/2027	2,895	3,036

Arconic Corp. 6.00%, 5/15/2025 (a)	1,554	1,645

6.13%, 2/15/2028 (a)	3,280	3,506

Cleveland-Cliffs, Inc. 6.75%, 3/15/2026 (a)	2,630	2,821

4.63%, 3/1/2029 (a)	1,200	1,263

Commercial Metals Co. 4.88%, 5/15/2023	895	943

Constellium SE 5.88%, 2/15/2026 (a)	2,199	2,257

CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (c)	1,000	1,097

FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	3,345	3,629

Freeport-McMoRan, Inc. 3.88%, 3/15/2023	200	207

5.00%, 9/1/2027	1,230	1,295

4.13%, 3/1/2028	407	426

4.38%, 8/1/2028	2,098	2,224

4.25%, 3/1/2030	2,810	3,034

5.40%, 11/14/2034	810	1,016

5.45%, 3/15/2043	905	1,157

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued

Gerdau Trade, Inc. (Brazil) 4.88%, 10/24/2027 (c)	2,000	2,273

Glencore Funding LLC (Australia) 1.63%, 9/1/2025 (a)	5,443	5,505

Indonesia Asahan Aluminium Persero PT (Indonesia) 6.53%, 11/15/2028 (a)	500	614

Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	2,350	2,438

Novelis Corp. 3.25%, 11/15/2026 (a)	882	904

4.75%, 1/30/2030 (a)	2,780	2,961

3.88%, 8/15/2031 (a)	442	446

		49,900

Multiline Retail — 0.0% (f)

Nordstrom, Inc. 2.30%, 4/8/2024	2,070	2,084

Multi-Utilities — 0.2%

Dominion Energy, Inc. Series A, 3.30%, 3/15/2025	6,570	7,087

Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (c)	3,000	2,982

Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	75	77

Puget Energy, Inc. 2.38%, 6/15/2028 (a)	4,515	4,574

		14,720

Oil, Gas & Consumable Fuels — 2.8%

Antero Midstream Partners LP 7.88%, 5/15/2026 (a)	1,995	2,197

5.38%, 6/15/2029 (a)	1,800	1,843

Antero Resources Corp. 5.00%, 3/1/2025	1,500	1,530

7.63%, 2/1/2029 (a)	1,875	2,063

Apache Corp. 4.63%, 11/15/2025	1,999	2,163

4.88%, 11/15/2027	699	764

APT Pipelines Ltd. (Australia) 4.20%, 3/23/2025 (a)	3,088	3,389

Baytex Energy Corp. (Canada) 5.63%, 6/1/2024 (a)	1,500	1,507

BP Capital Markets America, Inc. 3.19%, 4/6/2025	4,000	4,300

Buckeye Partners LP 4.15%, 7/1/2023	665	687

4.13%, 3/1/2025 (a)	285	295

4.13%, 12/1/2027	1,725	1,772

4.50%, 3/1/2028 (a)	800	829

Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	1,573	1,785

SEE NOTES TO FINANCIAL STATEMENTS.

364	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	16,440	19,120

Cheniere Energy Partners LP 4.50%, 10/1/2029	2,775	2,990

4.00%, 3/1/2031 (a)	2,102	2,212

Cheniere Energy, Inc. 4.63%, 10/15/2028	1,780	1,878

Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	1,520	1,623

CNX Resources Corp. 7.25%, 3/14/2027 (a)	2,485	2,634

Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	1,656	1,738

Continental Resources, Inc. 5.75%, 1/15/2031 (a)	1,945	2,370

DCP Midstream Operating LP 3.88%, 3/15/2023	785	807

5.38%, 7/15/2025	1,020	1,123

5.63%, 7/15/2027	1,295	1,471

Devon Energy Corp. 5.25%, 9/15/2024 (a)	2,083	2,312

4.50%, 1/15/2030 (a)	610	666

DT Midstream, Inc. 4.13%, 6/15/2029 (a)	2,996	3,071

4.38%, 6/15/2031 (a)	1,905	1,967

Ecopetrol SA (Colombia) 5.38%, 6/26/2026	1,600	1,759

Enbridge, Inc. (Canada) 2.90%, 7/15/2022	75	77

Endeavor Energy Resources LP 5.50%, 1/30/2026 (a)	2,388	2,472

Energean Israel Finance Ltd. (Israel) 4.50%, 3/30/2024 (c)	1,744	1,775

4.88%, 3/30/2026 (c)	1,363	1,396

Energy Transfer LP 4.05%, 3/15/2025	14,000	15,165

EnLink Midstream Partners LP 4.40%, 4/1/2024	1,085	1,128

4.15%, 6/1/2025	955	984

EQM Midstream Partners LP 4.75%, 7/15/2023	335	351

4.00%, 8/1/2024	1,065	1,089

6.00%, 7/1/2025 (a)	1,357	1,465

4.50%, 1/15/2029 (a)	1,377	1,398

4.75%, 1/15/2031 (a)	582	592

EQT Corp. 6.63%, 2/1/2025 (h)	1,710	1,960

3.90%, 10/1/2027	2,265	2,445

ESC Co. 6.63%, 5/1/2023 ‡ (i)	660	26

6.00%, 10/15/2024 ‡ (i)	1,080	44

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Genesis Energy LP 6.25%, 5/15/2026	1,923	1,851

7.75%, 2/1/2028	247	242

Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	20,959	21,573

Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	4,140	4,221

Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (c)	1,296	1,325

Gulfport Energy Operating Corp. 8.00%, 5/17/2026 (a)	514	547

Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	3,560	3,697

Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	2,635	2,721

Leviathan Bond Ltd. (Israel) 6.13%, 6/30/2025 (c)	2,700	2,934

6.50%, 6/30/2027 (c)	1,850	2,038

Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (a)	16,355	16,482

Medco Platinum Road Pte. Ltd. (Indonesia) 6.75%, 1/30/2025 (c)	700	730

MEG Energy Corp. (Canada) 6.50%, 1/15/2025 (a)	803	829

7.13%, 2/1/2027 (a)	1,248	1,313

NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	1,805	1,832

NuStar Logistics LP 5.75%, 10/1/2025	1,417	1,524

6.00%, 6/1/2026	1,085	1,174

5.63%, 4/28/2027	1,060	1,127

6.38%, 10/1/2030	192	212

Occidental Petroleum Corp. 8.00%, 7/15/2025	413	498

5.88%, 9/1/2025	4,817	5,419

8.50%, 7/15/2027	2,064	2,604

6.38%, 9/1/2028	192	228

8.88%, 7/15/2030	494	678

6.63%, 9/1/2030	1,807	2,254

6.13%, 1/1/2031	1,712	2,070

7.88%, 9/15/2031	850	1,129

PBF Holding Co. LLC 9.25%, 5/15/2025 (a)	1,312	1,267

6.00%, 2/15/2028	590	386

Peru LNG Srl (Peru) 5.38%, 3/22/2030 (c)	2,300	1,824

Petroleos Mexicanos (Mexico) 4.25%, 1/15/2025	3,000	3,047

4.50%, 1/23/2026	6,800	6,875

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	365

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

6.88%, 8/4/2026	3,950	4,304

6.49%, 1/23/2027	2,000	2,114

Range Resources Corp. 5.00%, 3/15/2023	748	767

4.88%, 5/15/2025	2,465	2,551

Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	4,829	5,701

SM Energy Co. 6.63%, 1/15/2027	685	688

Southwestern Energy Co. 4.10%, 3/15/2022	2,560	2,566

7.50%, 4/1/2026	2,220	2,353

5.38%, 3/15/2030	1,508	1,569

Sunoco LP 5.50%, 2/15/2026	835	858

6.00%, 4/15/2027	870	909

Tallgrass Energy Partners LP 7.50%, 10/1/2025 (a)	2,285	2,462

5.50%, 1/15/2028 (a)	2,470	2,495

6.00%, 12/31/2030 (a)	1,290	1,312

Targa Resources Partners LP 5.88%, 4/15/2026	4,010	4,195

5.38%, 2/1/2027	1,715	1,777

6.88%, 1/15/2029	4,635	5,211

5.50%, 3/1/2030	605	667

4.88%, 2/1/2031	1,135	1,235

4.00%, 1/15/2032 (a)	483	506

TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	314	323

Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	2,200	2,467

Western Midstream Operating LP 4.00%, 7/1/2022	380	385

4.35%, 2/1/2025 (h)	450	473

5.30%, 2/1/2030 (h)	2,250	2,521

		250,292

Paper & Forest Products — 0.0% (f)

Fibria Overseas Finance Ltd. (Brazil) 5.50%, 1/17/2027	2,000	2,309

Personal Products — 0.1%

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	3,669	3,884

Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028 (a)	1,764	1,811

Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,070	1,121

		6,816

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — 0.7%

Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	5,395	5,813

8.50%, 1/31/2027 (a)	6,370	6,850

Bausch Health Cos., Inc.

6.13%, 4/15/2025 (a)	3,051	3,120

5.50%, 11/1/2025 (a)	4,155	4,250

5.75%, 8/15/2027 (a)	2,915	3,061

7.00%, 1/15/2028 (a)	1,562	1,619

5.00%, 1/30/2028 (a)	5,184	4,944

4.88%, 6/1/2028 (a)	5,408	5,556

5.00%, 2/15/2029 (a)	5,338	4,984

5.25%, 1/30/2030 (a)	228	214

5.25%, 2/15/2031 (a)	465	434

Elanco Animal Health, Inc. 5.90%, 8/28/2028 (h)	950	1,112

EMD Finance LLC (Germany) 2.95%, 3/19/2022 (a)	150	152

Jazz Securities DAC 4.38%, 1/15/2029 (a)	4,194	4,346

Organon & Co. 4.13%, 4/30/2028 (a)	1,924	1,985

5.13%, 4/30/2031 (a)	1,827	1,916

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	3,560	3,605

Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	9,068	9,469

Viatris, Inc. 1.65%, 6/22/2025 (a)	5,285	5,370

		68,800

Professional Services — 0.0% (f)

Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (a)	240	253

Real Estate Management & Development — 0.1%

Country Garden Holdings Co. Ltd. (China) 3.13%, 10/22/2025 (c)	2,700	2,683

Kennedy-Wilson, Inc. 4.75%, 3/1/2029	3,730	3,858

5.00%, 3/1/2031	468	487

RKPF Overseas Ltd. (China) 6.00%, 9/4/2025 (c)	2,700	2,747

Vanke Real Estate Hong Kong Co. Ltd. (China) 3.98%, 11/9/2027 (c)	2,600	2,796

		12,571

Road & Rail — 0.4%

Avis Budget Car Rental LLC 5.25%, 3/15/2025 (a)	874	889

5.75%, 7/15/2027 (a)	2,520	2,631

SEE NOTES TO FINANCIAL STATEMENTS.

366	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Road & Rail — continued

Georgian Railway JSC (Georgia) 4.00%, 6/17/2028 (a)	4,449	4,514

Ryder System, Inc. 3.35%, 9/1/2025	4,405	4,761

Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (a)	22,800	23,003

Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	1,304	1,283

XPO Logistics, Inc. 6.13%, 9/1/2023 (a)	318	318

6.25%, 5/1/2025 (a)	3,575	3,776

		41,175

Semiconductors & Semiconductor Equipment — 0.3%

ams AG (Austria) 7.00%, 7/31/2025 (a)	2,210	2,370

Analog Devices, Inc. 2.50%, 12/5/2021	75	75

Broadcom Corp. 3.88%, 1/15/2027	3,020	3,333

Entegris, Inc. 4.38%, 4/15/2028 (a)	2,310	2,443

Marvell Technology, Inc. 1.65%, 4/15/2026 (a)	9,090	9,151

Microchip Technology, Inc. 4.25%, 9/1/2025	1,413	1,490

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	3,495	3,672

Qorvo, Inc. 3.38%, 4/1/2031 (a)	1,320	1,406

		23,940

Software — 0.2%

CDK Global, Inc. 4.88%, 6/1/2027	1,235	1,297

Citrix Systems, Inc. 1.25%, 3/1/2026	4,275	4,227

Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	2,224	2,263

Fair Isaac Corp. 4.00%, 6/15/2028 (a)	1,415	1,465

Nuance Communications, Inc. 5.63%, 12/15/2026	2,039	2,116

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	2,815	2,981

		14,349

Specialty Retail — 0.3%

Asbury Automotive Group, Inc. 4.50%, 3/1/2028	2,000	2,079

4.75%, 3/1/2030	813	858

Bath & Body Works, Inc. 5.63%, 10/15/2023	825	909

5.25%, 2/1/2028	1,170	1,310

7.50%, 6/15/2029	1,650	1,916

6.88%, 11/1/2035	1,190	1,528

Gap, Inc. (The) 8.88%, 5/15/2027 (a)	2,230	2,562

Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	3,275	3,332

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued

Lithia Motors, Inc. 4.63%, 12/15/2027 (a)	934	990

3.88%, 6/1/2029 (a)	2,100	2,202

Penske Automotive Group, Inc. 3.50%, 9/1/2025	1,320	1,366

3.75%, 6/15/2029	2,710	2,757

PetSmart, Inc. 4.75%, 2/15/2028 (a)	5,406	5,629

Staples, Inc. 7.50%, 4/15/2026 (a)	4,060	4,111

10.75%, 4/15/2027 (a)	830	809

		32,358

Technology Hardware, Storage & Peripherals — 0.1%

EMC Corp.

3.38%, 6/1/2023	1,989	2,054

NCR Corp. 5.75%, 9/1/2027 (a)	1,635	1,729

5.00%, 10/1/2028 (a)	1,929	1,997

5.13%, 4/15/2029 (a)	823	853

6.13%, 9/1/2029 (a)	960	1,046

Seagate HDD Cayman 3.13%, 7/15/2029 (a)	1,250	1,229

4.13%, 1/15/2031 (a)	1,250	1,320

Western Digital Corp. 4.75%, 2/15/2026	1,115	1,246

Xerox Corp. 4.38%, 3/15/2023 (h)	92	96

		11,570

Textiles, Apparel & Luxury Goods — 0.0% (f)

Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	250	265

William Carter Co. (The) 5.50%, 5/15/2025 (a)	665	698

5.63%, 3/15/2027 (a)	980	1,025

		1,988

Thrifts & Mortgage Finance — 1.0%

BPCE SA (France)

(ICE LIBOR USD 3 Month + 1.24%), 1.36%, 9/12/2023 (a) (b)	250	255

5.70%, 10/22/2023 (a)	3,200	3,515

4.63%, 7/11/2024 (a)	17,000	18,590

5.15%, 7/21/2024 (a)	10,000	11,117

2.38%, 1/14/2025 (a)	3,855	4,006

(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	11,305	11,367

Ladder Capital Finance Holdings LLLP

REIT, 5.25%, 3/15/2022 (a)	210	211

Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	2,900	3,056

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	367

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Thrifts & Mortgage Finance — continued

Nationwide Building Society (United Kingdom)

(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (a) (b)	5,375	5,486

(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a) (b)	1,000	1,046

3.90%, 7/21/2025 (a)	9,150	10,140

4.00%, 9/14/2026 (a)	13,890	15,376

Quicken Loans LLC 3.63%, 3/1/2029 (a)	3,180	3,248

3.88%, 3/1/2031 (a)	130	133

Radian Group, Inc. 4.50%, 10/1/2024	335	362

Rocket Mortgage LLC 5.25%, 1/15/2028 (a)	900	950

		88,858

Tobacco — 0.3%

BAT Capital Corp. (United Kingdom) 2.79%, 9/6/2024	9,615	10,104

4.70%, 4/2/2027	2,760	3,135

BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	5,320	5,351

Imperial Brands Finance plc (United Kingdom) 3.75%, 7/21/2022 (a)	1,500	1,532

3.13%, 7/26/2024 (a)	8,410	8,867

		28,989

Trading Companies & Distributors — 0.9%

Air Lease Corp. 3.50%, 1/15/2022	1,500	1,517

3.75%, 2/1/2022	3,919	3,951

2.63%, 7/1/2022	485	493

2.25%, 1/15/2023	5,811	5,951

2.75%, 1/15/2023	9,004	9,268

3.88%, 7/3/2023	3,000	3,168

3.38%, 7/1/2025	3,960	4,239

2.88%, 1/15/2026	9,615	10,110

Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	4,935	5,562

4.13%, 8/1/2025 (a)	3,300	3,577

4.88%, 10/1/2025 (a)	3,196	3,557

1.95%, 1/30/2026 (a)	11,525	11,588

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,040	3,205

Imola Merger Corp. 4.75%, 5/15/2029 (a)	4,717	4,882

United Rentals North America, Inc. 3.88%, 11/15/2027	500	525

4.88%, 1/15/2028	5,830	6,180

5.25%, 1/15/2030	1,695	1,858

3.88%, 2/15/2031	2,352	2,435

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — continued

WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	3,362	3,616

7.25%, 6/15/2028 (a)	1,780	1,980

		87,662

Transportation Infrastructure — 0.1%

Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	7,105	7,586

Wireless Telecommunication Services — 0.4%

Hughes Satellite Systems Corp. 6.63%, 8/1/2026	3,210	3,647

Kenbourne Invest SA (Chile) 6.88%, 11/26/2024 (c)	2,100	2,221

4.70%, 1/22/2028 (a)	400	402

Sprint Corp. 7.25%, 9/15/2021	300	301

7.88%, 9/15/2023	1,025	1,161

7.13%, 6/15/2024	306	352

7.63%, 2/15/2025	546	646

7.63%, 3/1/2026	14,654	18,068

T-Mobile USA, Inc. 1.50%, 2/15/2026	5,062	5,095

2.25%, 2/15/2026	480	490

4.75%, 2/1/2028	6,713	7,168

Vodafone Group plc (United Kingdom) 4.13%, 5/30/2025	135	150

		39,701

Total Corporate Bonds (Cost $3,543,900)		3,594,466

U.S. Treasury Obligations — 17.3%

U.S. Treasury Notes 1.75%, 7/15/2022	2,620	2,658

0.13%, 1/31/2023	32,200	32,195

0.13%, 2/28/2023	21,720	21,712

0.13%, 5/31/2023	32,005	31,977

0.25%, 6/15/2023	1,980	1,982

0.13%, 6/30/2023	171,440	171,313

0.13%, 7/15/2023	32,095	32,059

0.13%, 8/15/2023	28,810	28,768

0.13%, 9/15/2023	44,830	44,739

0.25%, 11/15/2023	70,230	70,233

0.13%, 12/15/2023	164,061	163,523

0.13%, 1/15/2024	442,635	440,940

0.13%, 2/15/2024	77,265	76,948

0.38%, 4/15/2024	109,546	109,658

0.25%, 5/15/2024	151,800	151,391

SEE NOTES TO FINANCIAL STATEMENTS.

368	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued

0.25%, 6/15/2024	28,240	28,152

0.38%, 8/15/2024	121,485	121,390

0.75%, 3/31/2026	7,470	7,479

0.75%, 4/30/2026	27,660	27,682

0.75%, 5/31/2026	19,823	19,828

0.88%, 6/30/2026	5,201	5,230

0.63%, 7/31/2026	8,730	8,670

1.25%, 5/31/2028	5,100	5,167

2.38%, 5/15/2029	985	1,074

Total U.S. Treasury Obligations (Cost $1,605,622)		1,604,768

Asset-Backed Securities — 16.1%

ACC Trust

Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	1,238	1,242

Series 2020-A, Class A, 6.00%, 3/20/2023 (a)	5,804	5,920

Series 2020-A, Class B, 12.50%, 6/20/2025 (a)	5,000	5,331

Affirm Asset Securitization Trust

Series 2020-A, Class A, 2.10%, 2/18/2025 (a)	5,000	5,028

Series 2021-A, Class A, 0.88%, 8/15/2025 (a)	3,500	3,507

AIMCO CLO Ltd. (Cayman Islands)

Series 2019-10A, Class AR, 1.17%, 7/22/2032 (a) (j)	19,700	19,700

Aligned Data Centers Issuer LLC

Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	20,613	20,724

American Credit Acceptance Receivables Trust

Series 2019-4, Class B, 2.43%, 10/12/2023 (a)	40	40

Series 2018-1, Class D, 3.93%, 4/10/2024 (a)	165	166

Series 2018-2, Class E, 5.16%, 9/10/2024 (a)	750	778

Series 2018-3, Class E, 5.17%, 10/15/2024 (a)	750	775

Series 2019-1, Class D, 3.81%, 4/14/2025 (a)	7,000	7,173

Series 2019-1, Class E, 4.84%, 4/14/2025 (a)	5,500	5,786

Series 2019-3, Class D, 2.89%, 9/12/2025 (a)	913	933

Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	577	600

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-4, Class C, 2.69%, 12/12/2025 (a)	4,010	4,047

Series 2019-4, Class D, 2.97%, 12/12/2025 (a)	2,980	3,068

Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	3,340	3,480

Series 2020-1, Class C, 2.19%, 3/13/2026 (a)	14,630	14,782

Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	5,000	5,174

Series 2020-3, Class C, 1.85%, 6/15/2026 (a)	3,150	3,201

Series 2020-3, Class E, 3.88%, 8/13/2026 (a)	5,700	5,932

Series 2020-4, Class C, 1.31%, 12/14/2026 (a)	3,510	3,543

Series 2020-4, Class D, 1.77%, 12/14/2026 (a)	5,527	5,619

Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	5,614	5,619

Series 2021-1, Class E, 2.29%, 3/15/2027 (a)	8,040	8,046

Series 2021-2, Class D, 1.34%, 7/13/2027 (a)	8,400	8,431

AmeriCredit Automobile Receivables Trust

Series 2017-2, Class D, 3.42%, 4/18/2023	5,160	5,207

Series 2017-3, Class D, 3.18%, 7/18/2023	500	507

Series 2019-1, Class C, 3.36%, 2/18/2025	750	773

Series 2019-2, Class C, 2.74%, 4/18/2025	1,000	1,029

Series 2019-2, Class D, 2.99%, 6/18/2025	3,500	3,633

AMSR Trust

Series 2021-SFR2, Class C, 1.88%, 8/17/2026 ‡ (a)	2,853	2,854

Series 2021-SFR1, Class C, 2.35%, 6/17/2038 ‡ (a) (j)	581	587

Apidos CLO (Cayman Islands)

Series 2016-24A, Class A1AL, 1.08%, 10/20/2030 (a) (j)	18,000	17,996

Series 2019-31A, Class A1R, 1.23%, 4/15/2031 (a) (j)	10,908	10,905

Aqua Finance Trust

Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	2,873	2,906

Atlas Senior Loan Fund (Cayman Islands)

Series 2019-13A, Class A1NR, 1.22%, 4/22/2031 (a) (j)	14,050	14,046

Avis Budget Rental Car Funding AESOP LLC

Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	4,730	4,951

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	369

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Bain Capital Credit CLO Ltd. (Cayman Islands)

Series 2016-2A, Class ARR, 1.10%, 1/15/2029 (a) (j)	11,248	11,245

Series 2017-1A, Class A1R, 1.10%, 7/20/2030 (a) (j)	10,090	10,087

Ballyrock CLO Ltd. (Cayman Islands)

Series 2019-1A, Class A1R, 1.16%, 7/15/2032 (a) (j)	16,195	16,191

BCC Funding Corp. XVI LLC

Series 2019-1A, Class A2, 2.46%, 8/20/2024 (a)	6,297	6,369

Benefit Street Partners CLO Ltd. (Cayman Islands) Series 2013-IIA, Class A1R2, 1.00%, 7/15/2029 (a) (j)	8,313	8,311

Business Jet Securities LLC

Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	4,026	4,106

Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	11,678	11,757

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR3, 1.11%, 7/20/2031 (a) (j)	14,187	14,183

CarNow Auto Receivables Trust

Series 2021-1A, Class A, 0.97%, 10/15/2024 (a)	1,124	1,125

Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	2,154	2,164

CARS-DB4 LP

Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	1,497	1,538

Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (a)	1,500	1,553

Carvana Auto Receivables Trust

Series 2019-4A, Class B, 2.53%, 7/15/2024 (a)	7,550	7,631

Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	1,821	1,887

Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	4,200	4,367

Cascade MH Asset Trust

Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (j)	4,286	4,482

CF Hippolyta LLC

Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	5,038	5,134

Series 2020-1, Class B1, 2.28%, 7/15/2060 ‡ (a)	2,785	2,842

Series 2021-1A, Class B1, 1.98%, 3/15/2061 ‡ (a)	2,366	2,388

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CIFC Funding Ltd. (Cayman Islands)

Series 2012-2RA, Class A1, 0.93%, 1/20/2028 (a) (j)	595	594

Series 2019-1A, Class AR, 1.23%, 4/20/2032 (a) (j)	11,690	11,706

CIG Auto Receivables Trust

Series 2019-1A, Class B, 3.59%, 8/15/2024 (a)	3,675	3,721

Series 2020-1A, Class B, 1.55%, 1/13/2025 (a)	9,500	9,571

Conn’s Receivables Funding LLC

Series 2019-B, Class B, 3.62%, 6/17/2024 ‡ (a)	220	220

Consumer Underlying Bond Securitization

Series 2018-1, Class A, 4.79%, 2/17/2026 (a)	3,142	3,179

CPS Auto Receivables Trust

Series 2016-B, Class D, 6.58%, 3/15/2022 (a)	268	268

Series 2019-B, Class C, 3.35%, 1/15/2024 (a)	2,528	2,541

Series 2020-A, Class B, 2.36%, 2/15/2024 (a)	1,776	1,783

Series 2018-D, Class E, 5.82%, 6/16/2025 (a)	12,215	12,880

Series 2019-D, Class D, 2.72%, 9/15/2025 (a)	2,100	2,138

Series 2019-D, Class E, 3.86%, 10/15/2025 (a)	13,013	13,405

Series 2020-A, Class C, 2.54%, 12/15/2025 (a)	1,690	1,717

Series 2020-A, Class D, 2.90%, 12/15/2025 (a)	5,500	5,651

Series 2020-A, Class E, 4.09%, 12/15/2025 (a)	2,000	2,064

Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	3,500	3,607

Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	2,875	2,871

Series 2020-C, Class E, 4.22%, 5/17/2027 (a)	13,600	14,234

Series 2021-C, Class C, 1.21%, 6/15/2027 (a)	10,720	10,719

CPS Auto Trust

Series 2016-D, Class D, 4.53%, 1/17/2023 (a)	4	4

Series 2018-C, Class D, 4.40%, 6/17/2024 (a)	500	510

SEE NOTES TO FINANCIAL STATEMENTS.

370	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Credit Acceptance Auto Loan Trust

Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	50	50

Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	350	353

Series 2019-3A, Class A, 2.38%, 11/15/2028 (a)	3,210	3,259

Series 2019-3A, Class B, 2.86%, 1/16/2029 (a)	9,250	9,560

Series 2020-3A, Class B, 1.77%, 12/17/2029 (a)	8,600	8,751

Series 2021-2A, Class B, 1.26%, 4/15/2030 (a)	6,000	6,012

Series 2021-3A, Class A, 1.00%, 5/15/2030 (a)	5,319	5,341

Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	2,500	2,513

Series 2021-3A, Class B, 1.38%, 7/15/2030 (a)	3,400	3,404

Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	2,500	2,506

Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (a)	2,134	2,137

DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	9,333	9,369

Diamond Resorts Owner Trust Series 2021-1A, Class C, 2.70%, 11/21/2033‡ (a)	1,041	1,055

Drive Auto Receivables Trust

Series 2019-3, Class B, 2.65%, 2/15/2024	259	260

Series 2018-3, Class D, 4.30%, 9/16/2024	345	351

Series 2019-3, Class C, 2.90%, 8/15/2025	1,000	1,013

Series 2019-4, Class C, 2.51%, 11/17/2025	2,000	2,023

Series 2018-4, Class D, 4.09%, 1/15/2026	450	461

Series 2019-2, Class D, 3.69%, 8/17/2026	500	517

Series 2019-3, Class D, 3.18%, 10/15/2026	3,000	3,092

Series 2019-4, Class D, 2.70%, 2/16/2027	5,000	5,134

Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 1.08%, 7/18/2030 (a) (j)	16,250	16,270

DT Auto Owner Trust

Series 2019-4A, Class B, 2.36%, 1/16/2024 (a)	2,397	2,405

Series 2018-3A, Class D, 4.19%, 7/15/2024 (a)	800	817

Series 2019-4A, Class C, 2.73%, 7/15/2025 (a)	2,068	2,101

Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	10,000	10,328

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-1A, Class C, 2.29%, 11/17/2025 (a)	5,156	5,256

Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	3,735	3,846

Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	1,750	1,785

Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	1,567	1,567

Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	3,611	3,630

Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	10,000	10,392

Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	10,150	10,122

Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class A, 1.13%, 10/20/2034 (a) (j)	20,727	20,722

Exeter Automobile Receivables Trust

Series 2017-1A, Class D, 6.20%, 11/15/2023 (a)	1,544	1,554

Series 2019-3A, Class C, 2.79%, 5/15/2024 (a)	1,411	1,423

Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	3,385	3,584

Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	5,000	5,051

Series 2019-1A, Class D, 4.13%, 12/16/2024 (a)	3,850	3,963

Series 2020-1A, Class C, 2.49%, 1/15/2025 (a)	2,700	2,738

Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	620	642

Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	7,940	8,149

Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	1,440	1,486

Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	5,000	5,331

Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	810	852

Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	13,000	13,429

Series 2021-1A, Class D, 1.08%, 11/16/2026	5,391	5,396

Series 2021-2A, Class D, 1.40%, 4/15/2027	13,533	13,559

Fair Square Issuance Trust Series 2020-AA, Class A, 2.90%, 9/20/2024 (a)	2,750	2,772

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	371

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

First Investors Auto Owner Trust

Series 2019-2A, Class B, 2.47%, 1/15/2025 (a)	3,095	3,149

Series 2021-1A, Class C, 1.17%, 3/15/2027 (a)	2,250	2,256

Flagship Credit Auto Trust

Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	300	307

Series 2019-4, Class B, 2.53%, 11/17/2025 (a)	3,360	3,435

Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	2,480	2,562

Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	3,460	3,553

Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	4,361	4,331

Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	17,799	17,738

FREED ABS Trust

Series 2018-2, Class B, 4.61%, 10/20/2025 ‡ (a)	98	98

Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	150	151

Series 2019-1, Class C, 5.39%, 6/18/2026 ‡ (a)	5,000	5,107

Series 2019-2, Class B, 3.19%, 11/18/2026 ‡ (a)	5,765	5,798

Series 2019-2, Class C, 4.86%, 11/18/2026 ‡ (a)	5,000	5,136

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	1,119	1,123

Series 2020-2CP, Class B, 5.50%, 6/18/2027 ‡ (a)	6,196	6,329

Series 2020-3FP, Class B, 4.18%, 9/20/2027 ‡ (a)	8,378	8,459

Series 2021-1CP, Class B, 1.41%, 3/20/2028 ‡ (a)	1,815	1,822

FRTKL

Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	9,762	9,756

Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (a)	3,750	3,753

Galaxy CLO Ltd. (Cayman Islands)

Series 2015-19A, Class A1RR, 1.08%, 7/24/2030 (a) (j)	18,750	18,745

Series 2013-15A, Class ARR, 1.10%, 10/15/2030 (a) (j)	15,398	15,407

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GLS Auto Receivables Issuer Trust

Series 2019-4A, Class A, 2.47%, 11/15/2023 (a)	530	532

Series 2019-4A, Class B, 2.78%, 9/16/2024 (a)	1,500	1,525

Series 2019-3A, Class C, 2.96%, 5/15/2025 (a)	5,000	5,106

Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	1,200	1,240

Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	3,000	3,024

GLS Auto Receivables Trust

Series 2018-1A, Class B, 3.52%, 8/15/2023 (a)	191	192

Series 2018-2A, Class C, 4.17%, 4/15/2024 (a)	292	297

Goldentree Loan Management US CLO Ltd. (Cayman Islands) Series 2019-4A, Class AR, 1.24%, 4/24/2031 (a) (j)	2,582	2,581

Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	30,000	29,893

KREF Ltd. Series 2021-FL2, Class AS, 1.39%, 2/15/2039 (a) (j)	7,500	7,500

LCM LP (Cayman Islands) Series 14A, Class AR, 1.17%, 7/20/2031 (a) (j)	5,900	5,908

LCM Ltd. (Cayman Islands) Series 24A, Class AR, 1.11%, 3/20/2030 (a) (j)	8,359	8,359

Lendingpoint Asset Securitization Trust

Series 2021-A, Class A, 1.00%, 12/15/2028 (a)	21,722	21,729

Series 2021-A, Class B, 1.46%, 12/15/2028 (a)	4,708	4,713

LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	12,000	12,120

Lendmark Funding Trust

Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	12,030	12,345

Series 2021-1A, Class B, 2.47%, 11/20/2031 ‡ (a)	2,750	2,796

Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	6,885	6,955

Marlette Funding Trust

Series 2019-4A, Class A, 2.39%, 12/17/2029 (a)	1,431	1,436

Series 2020-1A, Class A, 2.24%, 3/15/2030 (a)	35	35

SEE NOTES TO FINANCIAL STATEMENTS.

372	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	737	781

Mercury Financial Credit Card Master Trust

Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	9,630	9,665

Series 2021-1A, Class B, 2.33%, 3/20/2026 (a)	2,000	1,987

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 0.88%, 8/25/2034 ‡ (j)	424	417

Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 1.10%, 7/20/2031 (a) (j)	26,548	26,541

Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.10%, 7/25/2030 (a) (j)	7,636	7,634

NMEF Funding LLC

Series 2021-A, Class A2, 0.81%, 12/15/2027 (a)	8,813	8,816

Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (a)	2,416	2,416

NRZ Excess Spread-Collateralized Notes Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	15,161	15,151

Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.13%, 3/17/2030 (a) (j)	11,795	11,798

Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	4,346	4,361

Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	4,384	4,394

Pagaya AI Debt Selection Trust

Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	10,951	10,979

Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	18,964	18,992

Palmer Square Loan Funding Ltd. (Cayman Islands)

Series 2020-1A, Class A1, 0.93%, 2/20/2028 (a) (j)	899	896

Series 2021-2A, Class A1, 0.93%, 5/20/2029 (a) (j)	18,321	18,315

Series 2021-3A, Class A1, 0.97%, 7/20/2029 (a) (j)	8,621	8,619

Prestige Auto Receivables Trust

Series 2017-1A, Class E, 4.89%, 5/15/2024 (a)	1,000	1,009

Series 2018-1A, Class C, 3.75%, 10/15/2024 (a)	423	426

Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	7,240	7,422

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

PRET LLC Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (h)	4,489	4,490

Pretium Mortgage Credit Partners I LLC Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (j)	7,443	7,444

Progress Residential

Series 2021-SFR1, Class C, 1.56%, 4/17/2038 ‡ (a)	3,000	2,974

Series 2021-SFR1, Class D, 1.81%, 4/17/2038 ‡ (a)	3,171	3,160

Progress Residential Trust

Series 2021-SFR6, Class C, 1.86%, 7/17/2038 ‡ (a)	6,250	6,250

Series 2021-SFR8, Class E1, 2.38%, 9/17/2038 (a)	22,500	22,515

Regional Management Issuance Trust

Series 2019-1, Class A, 3.05%, 11/15/2028 (a)	8,182	8,274

Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	5,728	5,752

Santander Consumer Auto Receivables Trust Series 2021-AA, Class D, 1.57%, 1/15/2027 (a)	1,500	1,514

Santander Drive Auto Receivables Trust

Series 2017-3, Class E, 4.97%, 1/15/2025	5,000	5,063

Series 2018-1, Class E, 4.37%, 5/15/2025 (a)	5,000	5,085

Series 2018-4, Class D, 3.98%, 12/15/2025	500	513

Series 2020-3, Class C, 1.12%, 1/15/2026	1,970	1,984

Series 2020-2, Class D, 2.22%, 9/15/2026	6,175	6,308

Series 2021-1, Class D, 1.13%, 11/16/2026	6,475	6,508

Series 2020-4, Class D, 1.48%, 1/15/2027	1,785	1,811

Series 2021-2, Class D, 1.35%, 7/15/2027	13,000	13,099

Series 2021-3, Class D, 1.33%, 9/15/2027	24,000	24,079

Santander Revolving Auto Loan Trust

Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	14,400	15,178

Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	2,390	2,508

Sierra Timeshare Receivables Funding LLC

Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (a)	1,347	1,351

Series 2021-1A, Class C, 1.79%, 11/20/2037 ‡ (a)	1,197	1,204

Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026 (a)	736	738

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	373

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

SoFi Consumer Loan Program LLC

Series 2017-6, Class B, 3.52%, 11/25/2026 ‡ (a)	104	104

Series 2017-6, Class C, 4.02%, 11/25/2026 ‡ (a)	300	304

SoFi Professional Loan Program Trust Series 2020-A, Class A2FX, 2.54%, 5/15/2046 (a)	2,625	2,709

Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 1.19%, 1/20/2032 (a) (j)	19,340	19,335

Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 1.25%, 7/23/2033 (a) (j)	23,705	23,699

Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (a)	7,721	7,723

Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.56%, 11/25/2031 (a)	2,167	2,283

United Airlines Pass-Through Trust Series 2019-1, Class AA, 4.15%, 8/25/2031	287	313

United Auto Credit Securitization Trust

Series 2020-1, Class C, 2.15%, 2/10/2025 (a)	3,800	3,828

Series 2021-1, Class D, 1.14%, 6/10/2026 (a)	13,000	13,024

Upstart Pass-Through Trust

Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	4,642	4,640

Series 2021-ST7, Class A, 1.85%, 9/20/2029 (a)	6,950	6,969

Upstart Securitization Trust

Series 2020-1, Class A, 2.32%, 4/22/2030 (a)	2,608	2,622

Series 2020-3, Class A, 1.70%, 11/20/2030 (a)	4,663	4,688

Series 2021-1, Class A, 0.87%, 3/20/2031 (a)	1,612	1,616

Series 2021-2, Class A, 0.91%, 6/20/2031 (a)	3,595	3,599

Series 2021-2, Class B, 1.75%, 6/20/2031 ‡ (a)	6,943	6,962

US Auto Funding

Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	7,731	7,734

Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	2,686	2,685

USASF Receivables LLC Series 2020-1A, Class A, 2.47%, 8/15/2023 (a)	1,306	1,313

Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044 (a)	686	710

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

VCAT LLC Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (h)	13,317	13,305

Venture CLO Ltd. (Cayman Islands)

Series 2018-33A, Class A1LR, 1.19%, 7/15/2031 (a) (j)	13,530	13,527

Series 2019-36A, Class A1AR, 1.26%, 4/20/2032 (a) (j)	11,936	11,933

Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023 (a)	1,094	1,096

VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (h)	5,902	5,909

VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (h)	7,981	7,995

VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 (a) (h)	15,375	15,385

VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (h)	3,734	3,736

VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (h)	12,718	12,765

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (h)	9,020	9,033

VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051‡ (a) (h)	9,674	9,694

VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (h)	5,742	5,748

VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (h)	6,757	6,762

VOLT XCVIII LLC

Series 2021-NPL7, Class A1, 2.12%, 4/25/2051 (a) (h)	3,388	3,398

Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	1,447	1,476

Westlake Automobile Receivables Trust

Series 2018-3A, Class D, 4.00%, 10/16/2023 (a)	493	499

Series 2019-2A, Class C, 2.84%, 7/15/2024 (a)	2,000	2,020

Series 2019-3A, Class C, 2.49%, 10/15/2024 (a)	4,500	4,561

Series 2019-3A, Class D, 2.72%, 11/15/2024 (a)	7,500	7,690

Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	1,000	1,027

Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	1,700	1,761

Series 2020-1A, Class D, 2.80%, 6/16/2025 (a)	4,000	4,125

Series 2020-3A, Class D, 1.65%, 2/17/2026 (a)	13,000	13,211

SEE NOTES TO FINANCIAL STATEMENTS.

374	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-3A, Class F, 4.72%, 4/15/2026 (a)	2,000	2,051

Total Asset-Backed Securities (Cost $1,484,200)		1,492,402

Mortgage-Backed Securities — 9.3%

FHLMC Gold Pools, 15 Year

Pool # J24740, 3.00%, 7/1/2028	59	62

Pool # G15655, 3.00%, 10/1/2028	149	158

Pool # G18528, 3.50%, 10/1/2029	3,851	4,112

Pool # G15890, 3.00%, 7/1/2031	4,086	4,350

FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	45	48

FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	279	308

FHLMC UMBS, 10 Year Pool # RD5053, 2.00%, 3/1/2031	24,346	25,209

FHLMC UMBS, 15 Year

Pool # ZS8594, 3.00%, 1/1/2031	1,865	1,979

Pool # ZS8598, 3.00%, 2/1/2031	1,972	2,092

Pool # SB0268, 3.00%, 5/1/2033	575	610

Pool # SB0041, 3.50%, 7/1/2034	3,917	4,198

FHLMC UMBS, 30 Year

Pool # ZS9524, 3.50%, 1/1/2044	14,989	16,314

Pool # SD0057, 3.50%, 5/1/2048	6,237	6,785

FNMA UMBS, 15 Year

Pool # BM4202, 3.50%, 12/1/2029	6,125	6,565

Pool # AL8153, 3.00%, 3/1/2031	4,244	4,506

Pool # AL9552, 3.50%, 8/1/2031	400	433

Pool # AS9697, 3.50%, 5/1/2032	144	156

Pool # CA0778, 3.00%, 11/1/2032	261	279

Pool # MA4360, 2.00%, 6/1/2036	111,398	115,345

Pool # MA4403, 2.00%, 8/1/2036	169,537	175,545

Pool # MA4442, 2.00%, 9/1/2036 (k)	21,600	22,365

FNMA UMBS, 20 Year

Pool # MA1446, 3.50%, 5/1/2033	223	237

Pool # MA1527, 3.00%, 8/1/2033	139	149

Pool # MA1921, 3.50%, 6/1/2034	7,718	8,352

Pool # CA1791, 3.50%, 2/1/2038	13,468	14,597

FNMA UMBS, 30 Year

Pool # AB1463, 4.00%, 9/1/2040	7,640	8,462

Pool # AL7453, 4.00%, 2/1/2045	5,511	6,170

Pool # AS7039, 4.50%, 4/1/2046	1,193	1,313

Pool # FM1719, 4.50%, 11/1/2046	14,318	15,969

Pool # CA3519, 4.50%, 5/1/2049	26,433	29,518

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, Other

Pool # BF0125, 4.00%, 7/1/2056	12,385	13,886

Pool # BF0144, 3.50%, 10/1/2056	6,981	7,627

Pool # BF0184, 4.00%, 2/1/2057	3,916	4,392

Pool # BF0263, 3.50%, 5/1/2058	7,165	7,877

Pool # BF0381, 4.00%, 4/1/2059	3,781	4,238

FNMA/FHLMC UMBS, Single Family, 15 Year

TBA, 1.50%, 9/25/2036 (k)	102,090	103,723

TBA, 2.00%, 9/25/2036 (k)	58,470	60,502

TBA, 2.50%, 9/25/2036 (k)	53,810	56,270

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.00%, 9/25/2051 (k)	16,580	17,344

GNMA II, 30 Year

Pool # MA7257, 3.50%, 3/20/2051	15,154	16,090

Pool # MA7419, 3.00%, 6/20/2051	31,278	32,772

Pool # MA7472, 2.50%, 7/20/2051	35,073	36,386

Pool # MA7535, 3.00%, 8/20/2051	23,420	24,577

Total Mortgage-Backed Securities (Cost $855,178)		861,870

Commercial Mortgage-Backed Securities — 7.6%

Ashford Hospitality Trust Series 2018-KEYS, Class B, 1.55%, 6/15/2035 ‡ (a) (j)	600	600

BANK Series 2020-BN30, Class XA, IO, 1.44%, 12/15/2053 (j)	84,409	8,057

Barclays Commercial Mortgage Trust Series 2019-C5, Class XA, IO, 1.02%, 11/15/2052 (j)	111,984	6,122

BHMS Series 2018-ATLS, Class A, 1.35%, 7/15/2035 (a) (j)	500	501

BX

Series 2021-MFM1, Class D, 1.60%, 1/15/2034 ‡ (a) (j)	2,000	2,001

Series 2021-MFM1, Class E, 2.35%, 1/15/2034 ‡ (a) (j)	2,546	2,547

BX Commercial Mortgage Trust

Series 2018-IND, Class E, 1.80%, 11/15/2035 ‡ (a) (j)	1,435	1,436

Series 2020-BXLP, Class C, 1.22%, 12/15/2036 ‡ (a) (j)	4,938	4,936

Series 2020-BXLP, Class D, 1.35%, 12/15/2036 ‡ (a) (j)	3,509	3,508

Series 2020-BXLP, Class F, 2.10%, 12/15/2036 ‡ (a)(j)	7,083	7,090

BX Trust Series 2019-CALM, Class E, 2.10%, 11/15/2032‡ (a) (j)	3,750	3,750

BXMT Ltd. (Cayman Islands)

Series 2021-FL4, Class A, 1.15%, 5/15/2038 (a) (j)	3,000	3,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	375

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2021-FL4, Class C, 1.85%, 5/15/2038 ‡ (a) (j)	1,750	1,750

CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E, 2.25%, 12/15/2037 ‡ (a) (j)	200	200

Citigroup Commercial Mortgage Trust

Series 2019-SMRT, Class D, 4.90%, 1/10/2036 ‡ (a) (j)	400	425

Series 2019-PRM, Class C, 3.90%, 5/10/2036 ‡ (a)	1,750	1,849

Series 2019-PRM, Class D, 4.35%, 5/10/2036 ‡ (a)	2,144	2,224

Series 2019-PRM, Class E, 4.89%, 5/10/2036 ‡ (a) (j)	1,000	1,028

Series 2014-GC19, Class D, 5.26%, 3/10/2047 ‡ (a) (j)	9,750	10,391

Series 2014-GC23, Class C, 4.58%, 7/10/2047 (j)	10,000	10,660

Series 2015-GC27, Class B, 3.77%, 2/10/2048 ‡	3,900	4,113

Series 2015-GC27, Class C, 4.57%, 2/10/2048‡ (j)	10,337	10,908

Series 2015-GC29, Class C, 4.29%, 4/10/2048‡ (j)	3,600	3,868

Series 2015-GC31, Class C, 4.19%, 6/10/2048‡ (j)	530	555

Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (a)	2,000	1,911

Series 2016-C1, Class D, 5.11%, 5/10/2049 ‡ (a) (j)	6,116	6,293

Series 2015-GC33, Class B, 4.73%, 9/10/2058 (j)	3,500	3,844

COMM Mortgage Trust

Series 2014-UBS5, Class C, 4.75%, 9/10/2047 ‡ (j)	2,750	2,874

Series 2015-CR26, Class B, 4.69%, 10/10/2048 ‡ (j)	2,550	2,807

Series 2015-PC1, Class B, 4.46%, 7/10/2050 ‡ (j)	8,150	8,880

Commercial Mortgage Trust

Series 2015-3BP, Class B, 3.35%, 2/10/2035 ‡ (a) (j)	7,185	7,627

Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (a) (j)	10,000	10,219

Series 2020-CBM, Class E, 3.75%, 2/10/2037 ‡ (a) (j)	10,000	9,993

Series 2014-CR14, Class B, 4.76%, 2/10/2047 ‡ (j)	4,523	4,843

Series 2014-UBS2, Class D, 5.17%, 3/10/2047 ‡ (a) (j)	1,500	1,504

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-UBS3, Class B, 4.31%, 6/10/2047 ‡	2,000	2,136

Series 2014-CR19, Class D, 4.86%, 8/10/2047 ‡ (a) (j)	3,291	3,282

Series 2014-CR20, Class D, 3.22%, 11/10/2047 ‡ (a)	4,000	3,422

Series 2014-CR20, Class C, 4.65%, 11/10/2047 ‡ (j)	1,000	1,037

Series 2014-CR21, Class D, 4.07%, 12/10/2047 ‡ (a) (j)	4,000	3,307

Series 2015-CR23, Class D, 4.43%, 5/10/2048 ‡ (j)	2,000	2,025

Series 2015-LC21, Class D, 4.48%, 7/10/2048 ‡ (j)	1,000	1,021

Series 2015-CR25, Class B, 4.68%, 8/10/2048 (j)	5,899	6,493

Series 2019-GC44, Class XA, IO, 0.77%, 8/15/2057 (j)	66,547	2,669

Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 1.33%, 5/15/2036 ‡ (a) (j)	1,200	1,205

CSAIL Commercial Mortgage Trust

Series 2015-C4, Class E, 3.71%, 11/15/2048 (j)	2,973	2,948

Series 2015-C2, Class B, 4.21%, 6/15/2057 ‡ (j)	3,250	3,417

FHLMC Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 1.85%, 7/25/2041 (a) (j)	10,000	10,010

FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 2.05%, 1/25/2051 (a) (j)	948	953

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K018, Class X1, IO, 1.37%, 1/25/2022 (j)	4,387	1

Series K027, Class X1, IO, 0.84%, 1/25/2023 (j)	10,249	82

Series K034, Class X1, IO, 0.19%, 7/25/2023 (j)	158,712	235

Series K033, Class X1, IO, 0.40%, 7/25/2023 (j)	50,003	247

Series KC03, Class X1, IO, 0.63%, 11/25/2024 (j)	58,422	775

Series KC06, Class X1, IO, 1.03%, 6/25/2026 (j)	37,996	1,059

Series K734, Class X3, IO, 2.24%, 7/25/2026 (j)	40,000	3,601

Series KC05, Class X1, IO, 1.34%, 6/25/2027 (j)	28,888	1,384

SEE NOTES TO FINANCIAL STATEMENTS.

376	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series K068, Class X1, IO, 0.56%, 8/25/2027 (j)	241,955	5,823

Series K739, Class X1, IO, 1.39%, 9/25/2027 (j)	67,000	4,373

Series K078, Class X1, IO, 0.23%, 6/25/2028 (j)	49,691	411

Series K096, Class X3, IO, 2.11%, 7/25/2029 (j)	48,000	6,626

Series K090, Class X3, IO, 2.39%, 10/25/2029 (j)	32,598	5,062

Series K112, Class X1, IO, 1.54%, 5/25/2030 (j)	24,977	2,767

Series K114, Class X1, IO, 1.21%, 6/25/2030 (j)	66,398	5,795

Series K723, Class X3, IO, 1.98%, 10/25/2034 (j)	7,410	284

Series K-1516, Class X1, IO, 1.63%, 5/25/2035 (j)	34,905	5,845

Series Q012, Class X, IO, 4.20%, 9/25/2035 (j)	14,208	3,503

Series K025, Class X3, IO, 1.81%, 11/25/2040 (j)	3,360	65

Series K028, Class X3, IO, 1.72%, 6/25/2041 (j)	145,000	3,850

Series K721, Class X3, IO, 1.34%, 11/25/2042 (j)	6,071	81

Series K054, Class X3, IO, 1.65%, 4/25/2043 (j)	3,700	238

Series K068, Class X3, IO, 2.13%, 10/25/2044 (j)	3,368	372

Series K059, Class X3, IO, 1.98%, 11/25/2044 (j)	5,700	507

Series K061, Class X3, IO, 2.04%, 12/25/2044 (j)	2,775	261

Series K070, Class X3, IO, 2.11%, 12/25/2044 (j)	16,537	1,888

Series K072, Class X3, IO, 2.21%, 12/25/2045 (j)	1,200	144

Series K087, Class X3, IO, 2.39%, 1/25/2046 (j)	14,050	2,078

Series K097, Class X3, IO, 2.09%, 9/25/2046 (j)	20,477	2,872

Series K082, Class X3, IO, 2.29%, 10/25/2046 (j)	8,700	1,194

Series K103, Class X3, IO, 1.91%, 12/25/2046 (j)	44,892	5,872

Series K088, Class X3, IO, 2.42%, 2/25/2047 (j)	10,500	1,634

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K735, Class X3, IO, 2.23%, 5/25/2047 (j)	40,532	3,697

Series K093, Class X3, IO, 2.28%, 5/25/2047 (j)	50,000	7,424

Series K092, Class X3, IO, 2.32%, 5/25/2047 (j)	39,434	5,986

Series K095, Class X3, IO, 2.17%, 8/25/2047 (j)	25,000	3,608

Series K736, Class X3, IO, 2.08%, 9/25/2047 (j)	50,000	4,401

Series K099, Class X3, IO, 2.02%, 10/25/2047 (j)	13,745	1,857

Series K111, Class X3, IO, 3.29%, 4/25/2048 (j)	15,644	3,736

Series K110, Class X3, IO, 3.52%, 6/25/2048 (j)	15,544	3,905

Series K112, Class X3, IO, 3.10%, 7/25/2048 (j)	8,600	1,941

Series K114, Class X3, IO, 2.83%, 8/25/2048 (j)	10,750	2,178

Series K119, Class X3, IO, 2.82%, 9/25/2048 (j)	24,710	5,226

Series K115, Class X3, IO, 3.06%, 9/25/2048 (j)	21,273	4,696

Series K125, Class X3, IO, 2.75%, 2/25/2049 (j)	15,690	3,288

Series K104, Class X3, IO, 1.96%, 2/25/2052 (j)	25,300	3,487

Series K105, Class X3, IO, 2.04%, 3/25/2053 (j)	40,058	5,727

FNMA ACES

Series 2020-M10, Class X1, IO, 1.92%, 12/25/2030 (j)	49,568	6,556

Series 2019-M21, Class X2, IO, 1.46%, 2/25/2031 (j)	34,451	3,450

FNMA, Multi-Family REMIC Trust Series 2020-M37, Class X, IO, 1.20%, 4/25/2032 (j)	81,127	6,225

FREMF Series 2018-KF46, Class B, 2.04%, 3/25/2028 (a) (j)	262	255

FREMF Mortgage Trust

Series 2017-K727, Class C, 3.87%, 7/25/2024 (a) (j)	2,000	2,111

Series 2017-KF36, Class B, 2.74%, 8/25/2024 (a) (j)	2,837	2,837

Series 2017-KF34, Class B, 2.79%, 8/25/2024 (a) (j)	3,625	3,625

Series 2017-KF38, Class B, 2.59%, 9/25/2024 (a) (j)	105	105

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	377

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2017-KF39, Class B, 2.59%, 11/25/2024 (a) (j)	138	137

Series 2018-KF42, Class B, 2.29%, 12/25/2024 (a) (j)	1,413	1,406

Series 2018-KF53, Class B, 2.14%, 10/25/2025 (j)	686	682

Series 2019-KC03, Class B, 4.51%, 1/25/2026 (a) (j)	5,000	5,174

Series 2019-KF60, Class B, 2.44%, 2/25/2026 (a) (j)	2,923	2,926

Series 2019-KF62, Class B, 2.14%, 4/25/2026 (a) (j)	620	615

Series 2019-KC06, Class B, 3.95%, 9/25/2026 (a) (j)	7,600	7,445

Series 2018-KSW4, Class B, 2.54%, 10/25/2028 (j)	7,243	7,243

Series 2012-K17, Class B, 4.58%, 12/25/2044 (a) (j)	280	281

Series 2012-K18, Class B, 4.32%, 1/25/2045 (a) (j)	385	390

Series 2012-K19, Class B, 4.15%, 5/25/2045 (a) (j)	300	305

Series 2012-K21, Class B, 4.06%, 7/25/2045 (a) (j)	530	543

Series 2013-K26, Class B, 3.72%, 12/25/2045 (a) (j)	6,500	6,722

Series 2013-K31, Class C, 3.75%, 7/25/2046 (a) (j)	3,000	3,124

Series 2013-K34, Class B, 3.85%, 9/25/2046 (a) (j)	1,000	1,054

Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (j)	2,000	2,150

Series 2015-K49, Class B, 3.85%, 10/25/2048 (a) (j)	5,282	5,719

Series 2015-K51, Class C, 4.09%, 10/25/2048 (a) (j)	4,955	5,293

Series 2017-K726, Class C, 4.12%, 7/25/2049 (a) (j)	2,300	2,437

Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (j)	200	215

Series 2017-K729, Class C, 3.80%, 11/25/2049 (a) (j)	3,000	3,173

Series 2017-K62, Class C, 4.00%, 1/25/2050 (a) (j)	5,145	5,548

Series 2018-K730, Class C, 3.92%, 2/25/2050 (a) (j)	3,000	3,189

Series 2017-K728, Class B, 3.76%, 11/25/2050 (a) (j)	1,825	1,951

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA

Series 2015-115, IO, 0.48%, 7/16/2057 (j)	2,055	59

Series 2017-54, IO, 0.58%, 12/16/2058 (j)	12,996	640

Series 2017-23, IO, 0.62%, 5/16/2059 (j)	1,900	88

GS Mortgage Securities Corp. II Series 2013-GC10, Class C, 4.29%, 2/10/2046 ‡ (a) (j)	3,291	3,384

GS Mortgage Securities Trust

Series 2013-GC12, Class E, 3.25%, 6/10/2046 ‡ (a)	2,000	1,812

Series 2013-GC12, Class D, 4.59%, 6/10/2046 ‡ (a) (j)	2,000	1,989

Series 2015-GC34, Class D, 2.98%, 10/10/2048 ‡	1,500	1,362

Series 2016-GS3, Class C, 4.13%, 10/10/2049 ‡ (j)	4,085	4,311

Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (a) (j)	2,250	2,207

Series 2015-GC30, Class C, 4.21%, 5/10/2050 (j)	3,695	3,925

Series 2020-GSA2, Class XA, IO, 1.85%, 12/12/2053 (a) (j)	39,874	5,054

Independence Plaza Trust

Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	10,950	11,582

Series 2018-INDP, Class C, 4.16%, 7/10/2035 ‡ (a)	17,650	18,495

JPMBB Commercial Mortgage Securities Trust

Series 2014-C19, Class C, 4.81%, 4/15/2047 ‡ (j)	2,000	2,111

Series 2015-C30, Class C, 4.41%, 7/15/2048 ‡ (j)	7,732	8,130

Series 2015-C31, Class B, 4.77%, 8/15/2048 ‡ (j)	4,410	4,839

Series 2015-C31, Class C, 4.77%, 8/15/2048 ‡ (j)	3,360	3,585

Series 2016-C1, Class D1, 4.40%, 3/15/2049 ‡ (a) (j)	4,600	4,784

JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.76%, 3/15/2050 ‡ (a) (j)	3,725	3,817

JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class E, 4.39%, 1/15/2049 ‡ (a) (j)	2,320	1,989

KKR Industrial Portfolio Trust

Series 2021-KDIP, Class C, 1.10%, 12/15/2037 ‡ (a) (j)	1,500	1,500

SEE NOTES TO FINANCIAL STATEMENTS.

378	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2021-KDIP, Class D, 1.35%, 12/15/2037 ‡ (a) (j)	1,100	1,098

Series 2021-KDIP, Class E, 1.65%, 12/15/2037 ‡ (a) (j)	1,000	997

KNDL Mortgage Trust

Series 2019-KNSQ, Class A, 0.90%, 5/15/2036 (a) (j)	950	951

Life Mortgage Trust

Series 2021-BMR, Class A, 0.80%, 3/15/2038 (a) (j)	10,000	10,009

Series 2021-BMR, Class C, 1.20%, 3/15/2038 ‡ (a) (j)	2,805	2,808

MHC Commercial Mortgage Trust

Series 2021-MHC, Class A, 0.90%, 4/15/2038 (a) (j)	10,000	10,006

Series 2021-MHC, Class D, 1.70%, 4/15/2038 ‡ (a) (j)	2,250	2,257

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C14, Class D, 5.22%, 2/15/2047 ‡ (a) (j)	1,627	1,694

Series 2014-C15, Class C, 5.06%, 4/15/2047 (j)	300	319

Series 2014-C17, Class C, 4.63%, 8/15/2047 ‡ (j)	5,411	5,714

Series 2014-C17, Class D, 4.88%, 8/15/2047 ‡ (a) (j)	2,000	1,930

Series 2014-C18, Class B, 4.61%, 10/15/2047 ‡ (j)	12,000	12,923

Series 2014-C18, Class C, 4.65%, 10/15/2047 ‡ (j)	4,366	4,543

Series 2015-C20, Class C, 4.60%, 2/15/2048 ‡ (j)	5,400	5,661

Series 2015-C24, Class D, 3.26%, 5/15/2048 ‡ (a)	3,150	3,083

Series 2015-C24, Class C, 4.49%, 5/15/2048 ‡ (j)	2,060	2,176

Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (j)	2,577	2,790

Series 2015-C23, Class D, 4.28%, 7/15/2050 ‡ (a) (j)	2,000	2,028

Morgan Stanley Capital I Trust

Series 2018-SUN, Class B, 1.30%, 7/15/2035 ‡ (a) (j)	250	250

Series 2015-MS1, Class B, 4.17%, 5/15/2048 ‡ (j)	5,450	5,860

Series 2015-UBS8, Class B, 4.32%, 12/15/2048 ‡ (j)	2,000	2,065

Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053 (j)	21,243	2,884

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

MRCD MARK Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	7,262

Series 2019-PARK, Class B, 2.72%, 12/15/2036 ‡ (a)	6,000	6,214

Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (a)	10,000	10,100

Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (a)	7,500	7,505

MSCG Trust Series 2018-SELF, Class A, 1.00%, 10/15/2037 (a) (j)	9,800	9,810

Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.78%, 10/15/2049 ‡ (a) (j)	4,309	4,290

Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class E, 5.00%, 1/22/2026 ‡ (a)	46	46

PFP Ltd. (Cayman Islands)

Series 2021-7, Class C, 1.75%, 4/14/2038 ‡ (a) (j)	3,333	3,321

SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048 ‡	275	290

Velocity Commercial Capital Loan Trust

Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (j)	1,963	2,035

Series 2021-1, Class A, 1.40%, 5/25/2051 (a) (j)	5,060	5,047

Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (j)	11,211	11,289

Wells Fargo Commercial Mortgage Trust

Series 2021-SAVE, Class A, 1.25%, 2/15/2040 (a) (j)	10,497	10,550

Series 2015-C27, Class C, 3.89%, 2/15/2048 ‡	2,500	2,515

Series 2015-C29, Class C, 4.36%, 6/15/2048 ‡ (j)	3,750	4,039

Series 2018-C43, Class A3, 3.75%, 3/15/2051	1,875	2,078

Series 2015-LC22, Class D, 4.71%, 9/15/2058 (j)	10,106	10,349

WFRBS Commercial Mortgage Trust

Series 2013-C11, Class B, 3.71%, 3/15/2045 ‡ (j)	150	154

Series 2013-C12, Class B, 3.86%, 3/15/2048 (j)	150	155

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	379

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2014-C22, Class C, 3.91%, 9/15/2057 ‡ (j)	13,583	14,176

Series 2014-C22, Class D, 4.05%, 9/15/2057‡ (a) (j)	1,000	940

Series 2014-C22, Class B, 4.37%, 9/15/2057 ‡ (j)	8,000	8,608

Total Commercial Mortgage-Backed Securities (Cost $703,133)		707,693

Collateralized Mortgage Obligations — 4.9%

Alternative Loan Trust

Series 2004-25CB, Class A1, 6.00%, 12/25/2034	217	220

Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	165	167

Angel Oak Mortgage Trust

Series 2019-5, Class A1, 2.59%, 10/25/2049 (a) (j)	2,077	2,081

Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (j)	1,662	1,665

Series 2019-5, Class B1, 3.96%, 10/25/2049 ‡ (a) (j)	1,060	1,061

Series 2019-3, Class A1, 2.93%, 5/25/2059 (a) (j)	498	499

Series 2019-3, Class B1, 4.10%, 5/25/2059 ‡ (a) (j)	1,000	1,009

Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 ‡ (a) (j)	4,000	4,074

ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (j)	7,538	7,546

Arroyo Mortgage Trust

Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (j)	166	169

Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (j)	441	446

CFMT LLC

Series 2021-HB5, Class M1, 1.37%, 2/25/2031 ‡ (a) (j)	2,550	2,544

Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (j)	3,000	2,992

CHL Mortgage Pass-Through Trust

Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	598	471

Series 2006-HYB2, Class 2A1B, 2.89%, 4/20/2036 (j)	119	115

CIM Trust

Series 2019-INV2, Class A11, 1.04%, 5/25/2049 ‡ (a) (j)	204	204

Series 2019-INV3, Class A11, 1.04%, 8/25/2049 (a) (j)	1,597	1,596

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Mortgage Loan Trust

Series 2019-IMC1, Class A1, 2.72%, 7/25/2049 (a) (j)	400	403

Series 2019-IMC1, Class A3, 3.03%, 7/25/2049 (a) (j)	378	382

Series 2019-IMC1, Class B1, 3.97%, 7/25/2049‡ (a) (j)	410	418

COLT Mortgage Loan Trust

Series 2019-4, Class A1, 2.58%, 11/25/2049 (a) (j)	596	597

Series 2019-4, Class A2, 2.84%, 11/25/2049 (a) (j)	523	524

Series 2019-4, Class A3, 2.99%, 11/25/2049 (a) (j)	784	785

Connecticut Avenue Securities Trust

Series 2019-R02, Class 1M2, 2.38%, 8/25/2031 (a) (j)	2,041	2,055

Series 2019-R04, Class 2M2, 2.18%, 6/25/2039 (a) (j)	1,475	1,479

Series 2019-R05, Class 1M2, 2.08%, 7/25/2039 (a) (j)	309	310

Series 2019-R06, Class 2M2, 2.18%, 9/25/2039 ‡ (a) (j)	3,274	3,285

Series 2019-R07, Class 1M2, 2.18%, 10/25/2039 ‡ (a) (j)	1,162	1,167

Series 2020-R01, Class 1M2, 2.13%, 1/25/2040 (a) (j)	497	499

CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	1,069	1,079

CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (j)	6,552	6,580

Deephaven Residential Mortgage Trust

Series 2019-4A, Class A3, 3.05%, 10/25/2059 (a) (j)	1,121	1,122

Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (a) (j)	2,620	2,645

Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 0.83%, 10/25/2047 (j)	808	759

FHLMC STACR REMIC Trust

Series 2020-DNA1, Class M2, 1.78%, 1/25/2050 (a) (j)	18,578	18,656

Series 2020-DNA6, Class M1, 0.95%, 12/25/2050 (a) (j)	1,462	1,463

Series 2021-DNA1, Class M1, 0.70%, 1/25/2051 (a) (j)	4,999	4,999

SEE NOTES TO FINANCIAL STATEMENTS.

380	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

FHLMC Structured Agency Credit Risk Debt Notes

Series 2015-DNA1, Class M3, 3.38%, 10/25/2027 (j)	458	466

Series 2017-DNA3, Class M1, 0.83%, 3/25/2030 (j)	22	22

Series 2017-DNA3, Class M2, 2.58%, 3/25/2030 (j)	250	255

Series 2018-HQA1, Class M2, 2.38%, 9/25/2030 (j)	309	313

Series 2019-CS03, 0.08%, 10/25/2032 (a) (j)	7,505	7,410

Series 2021-DNA2, Class M1, 0.85%, 8/25/2033 (a) (j)	6,750	6,757

FHLMC, REMIC

Series 3806, Class L, 3.50%, 2/15/2026	4,254	4,467

Series 4533, Class KA, 3.00%, 11/15/2026	430	452

Series 3703, Class DY, 4.00%, 8/15/2030	156	166

Series 3036, Class NE, 5.00%, 9/15/2035	132	151

Series 3294, Class NE, 5.50%, 3/15/2037	261	305

Series 4284, Class EJ, 3.00%, 10/15/2038	20	20

Series 3820, Class GJ, 3.50%, 12/15/2039	53	55

Series 3966, Class AG, 3.00%, 10/15/2040	456	460

Series 4091, Class TA, 3.00%, 5/15/2041	95	99

Series 4467, Class AB, 3.00%, 7/15/2041	69	69

Series 4048, Class CA, 2.00%, 9/15/2041	204	209

Series 4012, Class GS, IF, IO, 6.40%, 3/15/2042 (j)	6,423	1,305

Series 4661, Class HA, 3.00%, 5/15/2043	946	965

Series 4239, Class LD, 3.00%, 8/15/2043	94	101

Series 4480, Class QA, 3.00%, 11/15/2043	105	109

Series 4711, Class HA, 3.00%, 12/15/2043	50	51

Series 4466, Class NL, 3.50%, 12/15/2043	2,150	2,246

Series 4338, Class SA, IF, IO, 5.90%, 5/15/2044 (j)	6,856	1,418

Series 4623, Class EB, 2.50%, 12/15/2044	203	210

Series 4477, Class SA, IF, IO, 6.05%, 5/15/2045 (j)	5,842	1,215

Series 4505, Class SA, IF, IO, 6.05%, 8/15/2045 (j)	5,227	1,256

Series 4843, Class PH, 4.00%, 7/15/2046	258	259

Series 4681, Class SD, IF, IO, 6.05%, 5/15/2047 (j)	462	106

Series 4924, Class YP, 3.00%, 2/25/2049	4,721	4,957

Series 4906, Class QS, IF, IO, 5.97%, 9/25/2049 (j)	6,327	1,237

Series 4925, Class SA, IF, IO, 5.97%, 10/25/2049 (j)	6,605	1,254

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4925, Class SH, IF, IO, 6.02%, 10/25/2049 (j)	11,358	2,489

Series 4937, Class MS, IF, IO, 5.97%, 12/25/2049 (j)	20,414	3,803

Series 4954, Class SB, IF, IO, 5.97%, 2/25/2050 (j)	11,285	2,365

Series 4954, Class SY, IF, IO, 5.97%, 2/25/2050 (j)	11,757	2,277

Series 5021, Class MI, IO, 3.00%, 10/25/2050	33,589	5,303

Series 4632, Class MA, 4.00%, 8/15/2054	8,788	9,309

Series 4634, Class MD, 5.00%, 11/15/2054	17,034	18,193

Series 4630, Class MA, 4.00%, 1/15/2055	15,951	16,698

Series 4839, Class WS, IF, IO, 6.00%, 8/15/2056 (j)	16,447	3,728

FHLMC, STRIPS

Series 306, Class 250, 2.50%, 5/15/2028	110	113

Series 267, Class S5, IF, IO, 5.90%, 8/15/2042 (j)	5,255	1,022

Series 342, Class S7, IF, IO, 6.01%, 2/15/2045 (j)	2,226	422

FNMA, Connecticut Avenue Securities

Series 2017-C07, Class 2M2, 2.58%, 5/25/2030 (j)	4,071	4,119

Series 2018-C01, Class 1M2, 2.33%, 7/25/2030 (j)	2,137	2,164

Series 2018-C02, Class 2M2, 2.28%, 8/25/2030 (j)	2,558	2,586

Series 2018-C05, Class 1M2, 2.43%, 1/25/2031 (j)	6,890	6,969

FNMA, REMIC

Series 2013-40, Class VA, 3.50%, 5/25/2026	778	804

Series 2017-41, Class MV, 4.00%, 8/25/2028	2,006	2,199

Series 2014-3, Class AM, 2.50%, 1/25/2032	684	697

Series 2013-67, Class VB, 4.00%, 6/25/2032	249	252

Series 2014-12, Class ED, 2.50%, 12/25/2032	695	715

Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,389	143

Series 2014-84, Class KA, 3.00%, 11/25/2040	199	201

Series 2013-81, Class AE, 3.50%, 2/25/2041	541	561

Series 2016-11, Class LA, 3.50%, 5/25/2042	1,077	1,104

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	381

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2015-2, Class PA, 2.25%, 3/25/2044	112	116

Series 2015-27, Class HA, 3.00%, 3/25/2044	4,802	4,994

Series 2014-75, Class JA, 3.00%, 10/25/2044	313	330

Series 2016-63, Class JA, 2.50%, 12/25/2044	325	339

Series 2017-14, Class DA, 3.00%, 2/25/2045	581	604

Series 2015-54, Class FA, 0.43%, 7/25/2045 (j)	77	78

Series 2015-85, Class SA, IF, IO, 5.54%, 11/25/2045 (j)	5,006	1,006

Series 2016-40, Class FA, 0.73%, 7/25/2046 (j)	24	24

Series 2016-74, Class GS, IF, IO, 5.92%, 10/25/2046 (j)	2,406	581

Series 2017-13, Class AS, IF, IO, 5.97%, 2/25/2047 (j)	576	133

Series 2017-31, Class SG, IF, IO, 6.02%, 5/25/2047 (j)	12,491	2,544

Series 2017-47, Class ST, IF, IO, 6.02%, 6/25/2047 (j)	585	138

Series 2017-69, Class SH, IF, IO, 6.12%, 9/25/2047 (j)	501	111

Series 2019-17, Class GB, 4.00%, 10/25/2047	1,153	1,229

Series 2018-27, Class SE, IF, IO, 6.12%, 5/25/2048 (j)	1,121	249

Series 2019-31, Class S, IF, IO, 5.97%, 7/25/2049 (j)	6,253	1,163

Series 2019-42, Class SK, IF, IO, 5.97%, 8/25/2049 (j)	5,295	989

Series 2016-98, Class A, 4.00%, 6/25/2050	19,239	20,264

Series 2016-98, Class DA, 4.00%, 12/25/2051	24,862	26,668

Series 2017-46, Class LB, 3.50%, 12/25/2052	380	393

Series 2017-49, Class JD, 3.50%, 7/25/2053	1,274	1,311

Series 2017-49, Class JA, 4.00%, 7/25/2053	1,194	1,239

Series 2017-96, Class KA, 3.00%, 1/25/2055	520	545

FWDSecuritization Trust

Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (a) (j)	469	477

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-INV1, Class M1, 3.48%, 6/25/2049 ‡ (a) (j)	500	506

GCAT LLC Series 2019-NQM1, Class M1, 3.85%, 2/25/2059‡ (a) (j)	500	504

GCAT Trust

Series 2019-NQM2, Class A1, 2.86%, 9/25/2059 (a) (h)	1,160	1,165

Series 2019-NQM2, Class A3, 3.16%, 9/25/2059 (a) (h)	2,456	2,460

Series 2019-NQM2, Class B1, 4.01%, 9/25/2059‡ (a) (j)	2,000	2,036

GNMA

Series 2013-180, Class VM, 3.00%, 8/16/2036	41	41

Series 2010-166, Class SD, IF, IO, 5.93%, 12/20/2040 (j)	837	204

Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	387	57

Series 2015-123, Class SE, IF, IO, 5.63%, 9/20/2045 (j)	6,462	1,102

Series 2016-108, Class SM, IF, IO, 6.01%, 8/20/2046 (j)	1,049	226

Series 2016-146, Class NS, IF, IO, 6.01%, 10/20/2046 (j)	1,370	320

Series 2017-80, Class AS, IF, IO, 6.11%, 5/20/2047 (j)	1,105	221

Series 2017-93, Class SE, IF, IO, 6.11%, 6/20/2047 (j)	1,231	251

Series 2017-163, Class PA, 3.00%, 7/20/2047	9,254	9,818

Series 2017-117, Class SB, IF, IO, 6.11%, 8/20/2047 (j)	871	205

Series 2017-134, Class SD, IF, IO, 6.11%, 9/20/2047 (j)	1,217	262

Series 2017-155, Class KS, IF, IO, 6.11%, 10/20/2047 (j)	1,198	219

Series 2017-163, Class HS, IF, IO, 6.11%, 11/20/2047 (j)	4,945	908

Series 2017-180, Class SD, IF, IO, 6.11%, 12/20/2047 (j)	1,233	227

Series 2018-36, Class SG, IF, IO, 6.11%, 3/20/2048 (j)	1,130	246

Series 2018-46, Class AS, IF, IO, 6.11%, 3/20/2048 (j)	6,377	1,336

Series 2018-139, Class SB, IF, IO, 6.06%, 10/20/2048 (j)	9,568	1,980

Series 2019-71, Class SK, IF, IO, 6.06%, 6/20/2049 (j)	5,431	913

SEE NOTES TO FINANCIAL STATEMENTS.

382	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2019-115, Class SW, IF, IO, 6.01%, 9/20/2049 (j)	14,980	2,438

Series 2019-117, Class SA, IF, IO, 6.01%, 9/20/2049 (j)	9,691	1,907

Homeward Opportunities Fund I Trust

Series 2019-2, Class A1, 2.70%, 9/25/2059 (a) (j)	394	395

Legacy Mortgage Asset Trust

Series 2021-GS2, Class A1, 1.75%, 4/25/2061 (a) (h)	5,492	5,506

Series 2021-GS3, Class A1, 1.75%, 7/25/2061 (a) (h)	10,554	10,580

Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (a) (h)	5,729	5,739

LHOME Mortgage Trust

Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	4,255	4,283

Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (j)	2,812	2,806

New Residential Mortgage Loan Trust

Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (j)	5,000	5,065

Series 2019-NQM5, Class A3, 3.07%, 11/25/2059 (a) (j)	2,231	2,256

Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 ‡ (a) (j)	3,041	3,036

NYMT Loan Trust

Series 2020-SP2, Class A1, 2.94%, 10/25/2060 (a) (j)	2,490	2,515

Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a)	6,133	6,133

OBX Trust

Series 2020-INV1, Class A11, 0.99%, 12/25/2049 (a) (j)	1,745	1,743

Series 2019-EXP3, Class 2A1A, 0.98%, 10/25/2059 (a) (j)	1,058	1,059

Series 2019-EXP3, Class 2A1B, 0.98%, 10/25/2059 (a) (j)	2,160	2,163

Series 2020-EXP3, Class 2A1, 0.98%, 1/25/2060 (a) (j)	2,163	2,163

PRPM

Series 2019-GS1, Class A1, 3.50%, 10/25/2024 (a) (j)	4,552	4,569

PRPM LLC

Series 2020-2, Class A1, 3.67%, 8/25/2025 (a) (h)	1,176	1,184

Series 2020-3, Class A1, 2.86%, 9/25/2025 (a) (h)	10,017	10,040

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2020-5, Class A1, 3.10%, 11/25/2025 (a) (h)	7,350		7,402

Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (j)	3,943		3,953

Series 2021-3, Class A1, 1.87%, 4/25/2026 (a) (h)	5,452		5,479

Series 2021-4, Class A1, 1.87%, 4/25/2026 (a) (h)	12,946		12,946

Series 2021-6, Class A1, 1.79%, 7/25/2026(a)(h)	14,519		14,507

Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (h)	13,360		13,367

RALI Trust

Series 2003-QS12, Class A4, 3.35%, 6/25/2018	—	(l)	–	(l)

RCO VII Mortgage LLC

Series 2021-1, Class A1, 1.87%, 5/25/2026 (a) (h)	13,218		13,212

Spruce Hill Mortgage Loan Trust

Series 2019-SH1, Class A3, 3.65%, 4/29/2049 (a) (j)	107		107

Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 0.46%, 7/25/2046 (j) 1,212			1,055

VCAT LLC

Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 (a) (h)	10,384		10,389

Verus Securitization Trust

Series 2019-4, Class A1, 2.64%, 11/25/2059 (a) (h)	1,551		1,575

Series 2019-4, Class M1, 3.21%, 11/25/2059 ‡ (a) (j)	1,600		1,627

Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (a) (j)	600		607

WaMu Mortgage Pass-Through Certificates Trust

Series 2005-AR5, Class A6, 2.79%, 5/25/2035 (j)	98		102

ZH Trust

Series 2021-1, Class A, 2.25%, 2/18/2027 (a)	3,676		3,678

Total Collateralized Mortgage Obligations (Cost $457,215)			458,985

Foreign Government Securities — 1.4%

Arab Republic of Egypt (Egypt) 6.13%, 1/31/2022 (c)	700		709

5.58%, 2/21/2023 (c)	1,500		1,570

5.75%, 5/29/2024 (c)	2,600		2,763

5.75%, 5/29/2024 (a)	2,100		2,232

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	383

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued

5.88%, 6/11/2025 (c)	1,400	1,491

3.88%, 2/16/2026 (a)	3,365	3,297

7.50%, 1/31/2027 (c)	1,800	1,995

Dominican Republic Government Bond (Dominican Republic) 5.88%, 4/18/2024 (c)	1,100	1,165

5.50%, 1/27/2025 (c)	2,500	2,734

5.95%, 1/25/2027 (c)	1,000	1,134

4.50%, 1/30/2030 (a)	8,040	8,355

Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024 (c)	7,500	6,653

Federal Republic of Nigeria (Nigeria) 7.63%, 11/21/2025 (c)	2,800	3,130

6.50%, 11/28/2027 (c)	9,200	9,688

Hashemite Kingdom of Jordan (Jordan) 4.95%, 7/7/2025 (a)	5,520	5,775

4.95%, 7/7/2025 (c)	3,000	3,139

Islamic Republic of Pakistan (Pakistan) 8.25%, 4/15/2024 (c)	1,700	1,823

6.00%, 4/8/2026 (a)	4,336	4,358

Kingdom of Bahrain (Bahrain) 5.45%, 9/16/2032 (a)	4,414	4,326

Lebanese Republic (Lebanon) 6.38%, 3/9/2020 (i)	4,362	542

Republic of Armenia (Armenia) 7.15%, 3/26/2025 (c)	1,800	2,055

3.60%, 2/2/2031 (a)	1,790	1,701

Republic of Belarus (Belarus) 6.88%, 2/28/2023 (c)	3,300	3,329

5.88%, 2/24/2026 (c)	400	372

Republic of Costa Rica (Costa Rica) 4.25%, 1/26/2023 (c)	1,000	1,022

4.38%, 4/30/2025 (c)	3,800	3,931

Republic of Cote d’Ivoire (Ivory Coast) 6.38%, 3/3/2028 (c)	1,500	1,670

5.75%, 12/31/2032 (c) (h)	2,250	2,277

Republic of Ecuador (Ecuador)

Zero Coupon, 7/31/2030 (a)	174	98

5.00%, 7/31/2030 (a) (h)	1,614	1,442

1.00%, 7/31/2035 (a) (h)	1,609	1,159

0.50%, 7/31/2040 (a) (h)	738	471

Republic of El Salvador (El Salvador) 5.88%, 1/30/2025 (c)	5,400	4,766

Republic of Georgia (Georgia) 2.75%, 4/22/2026 (a)	860	876

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Ghana (Ghana)

Zero Coupon, 4/7/2025 (a)	6,080	4,772

6.38%, 2/11/2027 (c)	6,600	6,447

Republic of Iraq (Iraq) 6.75%, 3/9/2023 (c)	3,900	3,957

Republic of Kenya (Kenya) 6.88%, 6/24/2024 (c)	5,800	6,374

7.00%, 5/22/2027 (c)	2,200	2,417

6.30%, 1/23/2034 (a)	717	739

Republic of Turkey (Turkey) 3.25%, 3/23/2023	1,000	1,006

Sultanate of Oman Government Bond (Oman) 4.88%, 2/1/2025 (a)	1,913	2,001

Ukraine Government Bond (Ukraine) 7.75%, 9/1/2022 (c)	1,000	1,046

7.75%, 9/1/2023 (c)	5,700	6,141

8.99%, 2/1/2024 (c)	3,600	4,005

7.75%, 9/1/2025 (c)	400	442

Total Foreign Government Securities (Cost $134,920)		131,395

Loan Assignments — 0.2% (m)

Containers & Packaging — 0.0% (f)

Graham Packaging, 1st Lien Term Loan

(ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027 (b)	1,222	1,216

Electrical Equipment — 0.0% (f)

Cortes NP Acquisition Corp., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.75%), 2.85%, 3/2/2027 (b)	1,092	1,084

Internet & Direct Marketing Retail — 0.0% (f)

GoodRx, Inc., 1st Lien Term Loan

(ICE LIBOR USD 1 Month + 2.75%), 2.83%, 10/10/2025 (b)	2,866	2,851

Machinery — 0.0% (f)

Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (b)	1,230	1,230

Personal Products — 0.0% (f)

Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026 (b)	2,463	2,464

Software — 0.2%

Ascend Learning LLC, Term Loan B

(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (b)	1,092	1,093

SEE NOTES TO FINANCIAL STATEMENTS.

384	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Loan Assignments — continued

Software — continued

Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (b)	2,090		2,093

Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 2/25/2027 (b)	2,887		2,866

			6,052

Specialty Retail — 0.0% (f)

AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 10/19/2027 (b)	1,092		1,092

Total Loan Assignments (Cost $15,953)			15,989

Supranational — 0.1%

Africa Finance Corp. (Supranational) 4.38%, 4/17/2026 (c) (Cost $5,157)	4,700		5,158

Municipal Bonds — 0.0% (f) (n)

California — 0.0% (f)

California Housing Finance

Series 2021-1, Class X, Rev., 0.80%, 9/20/2021 (j) (Cost $3,624)	54,745		3,750

	SHARES (000)
Common Stocks — 0.0% (f)

Oil, Gas & Consumable Fuels — 0.0% (f)

EP Energy Corp.*	2		145

Gulfport Energy Operating Corp.*	19		1,291

Oasis Petroleum, Inc.	17		1,437

Whiting Petroleum Corp.*	10		464

Total Common Stocks (Cost $2,326)			3,337

	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% (f)

Oil, Gas & Consumable Fuels — 0.0% (f)

Gulfport Energy Corp. 10.00%, 10/4/2021 ‡ (d) (e) (Cost $47)	—	(l)	229

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 7.5%

Investment Companies — 7.0%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (o) (p) (Cost $645,944)	645,626	645,949

	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.5%

U.S. Treasury Bills 0.05%, 12/23/2021 (q) (r)	20,654	20,651

0.08%, 2/24/2022 (r)	26,650	26,643

Total U.S. Treasury Obligations (Cost $47,291)		47,294

Total Short-Term Investments (Cost $693,235)		693,243

Total Investments — 103.1% (Cost $9,504,510)		9,573,285
Liabilities in Excess of Other Assets — (3.1)%		(290,840)

NET ASSETS — 100.0%		9,282,445

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PT	Limited liability company

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	385

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2021.
(e)	Security is an interest bearing note with preferred security characteristics.

(f)	Amount rounds to less than 0.1% of net assets.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(i)	Defaulted security.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Amount rounds to less than one thousand.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of August 31, 2021.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(r)	The rate shown is the effective yield as of August 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of August 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
U.S. Treasury 2 Year Note	3,647	12/2021	USD	803,566	512
U.S. Treasury 5 Year Note	331	12/2021	USD	40,948	3
U.S. Treasury 10 Year Note	67	12/2021	USD	8,939	23
U.S. Treasury 10 Year Ultra Note	86	12/2021	USD	12,725	41
U.S. Treasury Long Bond	65	12/2021	USD	10,599	(28)

					551

Short Contracts
U.S. Treasury 10 Year Note	(2,750)	12/2021	USD	(366,910)	(864)
U.S. Treasury 10 Year Ultra Note	(1,693)	12/2021	USD	(250,511)	(837)
U.S. Treasury Ultra Bond	(35)	12/2021	USD	(6,913)	(32)

					(1,733)

					(1,182)

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

386	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Centrally Cleared Credit default swap contracts outstanding — sell protection(a) as of August 31, 2021 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD 97,000	8,674	1,794	10,468
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.77	USD 16,000	1,548	178	1,726

						10,222	1,972	12,194

(a)	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(b)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	387

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$34,385,160	$15,848,685	$588,331		$2,732,067
Investments in affiliates, at value	2,089,143	1,178,910	54,359		157,495
Investment of cash collateral received from securities loaned, at value (See Note 2.F.)	—	491	—		—
Restricted cash for OTC derivatives	—	1,180	—		—
Cash	—	21,074	1,038		—
Foreign currency, at value	—	29	60		—
Deposits at broker for futures contracts	—	1,302	—		—
Receivables:
Investment securities sold	5,122	1,315	2,407		2
Investment securities sold — delayed delivery securities	1,218,624	520,948	912		—
Fund shares sold	27,430	15,787	6,139		2,797
Interest from non-affiliates	146,463	88,280	1,988		7,808
Dividends from non-affiliates	—	2	—		—
Dividends from affiliates	75	54	—	(a)	1
Tax reclaims	—	—	37		—
Securities lending income (See Note 2.F.)	—	1	—		—
Variation margin on futures contracts	—	349	—		—
Variation margin on centrally cleared swaps	—	2,382	—		—
Unrealized appreciation on forward foreign currency exchange contracts	—	156	—		—
Unrealized appreciation on unfunded commitments	—	—	1		—
Outstanding OTC swap contracts, at value (net upfront payments of $0, $903, $0 and $0, respectively)	—	93	—		—

Total Assets	37,872,017	17,681,038	655,272		2,900,170

LIABILITIES:
Payables:
Due to custodian	6,461	—	—		238
Investment securities purchased	45,352	35,623	31,015		—
Investment securities purchased — delayed delivery securities	2,422,569	1,029,784	—		—
Collateral received on securities loaned (See Note 2.F.)	—	491	—		—
Fund shares redeemed	26,058	81,065	222		4,256
Unrealized depreciation on forward foreign currency exchange contracts	—	818	—		—
Unrealized depreciation on unfunded commitments	—	—	—	(a)	—
Accrued liabilities:
Investment advisory fees	8,213	4,126	286		627
Administration fees	1,247	925	39		150
Distribution fees	717	522	13		142
Service fees	2,130	504	16		251
Custodian and accounting fees	243	125	20		25
Trustees’ and Chief Compliance Officer’s fees	—	—	—	(a)	—
Other	1,607	811	123		163

Total Liabilities	2,514,597	1,154,794	31,734		5,852

Net Assets	$35,357,420	$16,526,244	$623,538		$2,894,318

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

388	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
NET ASSETS:
Paid-in-Capital	$33,497,035	$15,861,282	$947,439	$2,767,700
Total distributable earnings (loss)	1,860,385	664,962	(323,901)	126,618

Total Net Assets	$35,357,420	$16,526,244	$623,538	$2,894,318

Net Assets:
Class A	$2,332,219	$1,959,230	$35,676	$465,616
Class C	283,690	135,548	8,643	38,157
Class I	12,013,129	3,904,016	252,781	1,570,538
Class R2	75,620	45,074	—	25,089
Class R3	23,441	8,203	—	33,290
Class R4	433	5,962	—	24,831
Class R5	281,103	18,619	—	—
Class R6	20,347,785	10,449,592	326,438	736,797

Total	$35,357,420	$16,526,244	$623,538	$2,894,318

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	192,775	227,316	3,996	42,061
Class C	23,268	15,623	971	3,459
Class I	993,703	453,169	28,312	141,961
Class R2	6,260	5,230	—	2,268
Class R3	1,943	953	—	3,009
Class R4	36	693	—	2,246
Class R5	23,289	2,160	—	—
Class R6	1,680,800	1,211,782	36,560	66,614

Net Asset Value (a):
Class A — Redemption price per share	$12.10	$8.62	$8.93	$11.07
Class C — Offering price per share (b)	12.19	8.68	8.90	11.03
Class I — Offering and redemption price per share	12.09	8.61	8.93	11.06
Class R2 — Offering and redemption price per share	12.08	8.62	—	11.06
Class R3 — Offering and redemption price per share	12.06	8.60	—	11.06
Class R4 — Offering and redemption price per share	12.07	8.61	—	11.06
Class R5 — Offering and redemption price per share	12.07	8.62	—	—
Class R6 — Offering and redemption price per share	12.11	8.62	8.93	11.06
Class A maximum sales charge	3.75%	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.57	$8.96	$9.14	$11.50

Cost of investments in non-affiliates	$32,764,059	$15,240,613	$586,580	$2,597,592
Cost of investments in affiliates	2,088,647	1,178,703	54,359	157,495
Cost of foreign currency	—	33	59	—
Investment securities on loan, at value (See Note 2.F.)	—	1	—	—
Cost of investment of cash collateral (See Note 2.F.)	—	491	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	389

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan High Yield Fund		JPMorgan Income Fund	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$6,265,378		$12,736,269	$1,352,125		$1,316,940
Investments in affiliates, at value	70,343		325,579	72,497		82,647
Restricted cash for OTC derivatives	—		16,380	—		—
Cash	1,277		17,540	—		—
Foreign currency, at value	703		—	—		—
Deposits at broker for futures contracts	—		50,203	—		—
Deposits at broker for centrally cleared swaps	—		13,205	—		—
Receivables:
Investment securities sold	15,865		930	55		10
Investment securities sold — delayed delivery securities	20,927		9,988	71,156		—
Fund shares sold	3,058		27,429	661		1,376
Interest from non-affiliates	79,724		98,306	5,547		1,661
Dividends from non-affiliates	15		31	—		—
Dividends from affiliates	—	(a)	7	3		4
Variation margin on futures contracts	—		6,271	30		—
Variation margin on centrally cleared swaps (net upfront payments of $0, $15,082, $0 and $0, respectively)	3		44	—		—
Unrealized appreciation on forward foreign currency exchange contracts	—		1,207	—		—
Unrealized appreciation on unfunded commitments	2		—	—		—

Total Assets	6,457,295		13,303,389	1,502,074		1,402,638

LIABILITIES:
Payables:
Due to custodian	—		—	38		37
Distributions	—		635	—		—
Investment securities purchased	26,557		130,361	1,144		4,500
Investment securities purchased — delayed delivery securities	—		183,583	116,857		—
Fund shares redeemed	6,067		21,359	166		369
Unrealized depreciation on forward foreign currency exchange contracts	—		1,097	—		—
Variation margin on centrally cleared swaps	—		—	1,267		—
Outstanding OTC swap contracts, at value (net upfront receipts of $0, $15,729, $0 and $0, respectively)	—		14,948	—		—
Accrued liabilities:
Investment advisory fees	2,740		3,203	296		191
Administration fees	411		756	72		64
Distribution fees	127		801	9		58
Service fees	325		114	42		95
Custodian and accounting fees	58		85	14		21
Trustees’ and Chief Compliance Officer’s fees	—		2	—	(a)	—	(a)
Other	744		978	196		90

Total Liabilities	37,029		357,922	120,101		5,425

Net Assets	$6,420,266		$12,945,467	$1,381,973		$1,397,213

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

390	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Inflation Managed Bond Fund	JPMorgan Limited Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$6,571,846	$12,914,036	$1,359,283	$1,395,619
Total distributable earnings (loss)	(151,580)	31,431	22,690	1,594

Total Net Assets	$6,420,266	$12,945,467	$1,381,973	$1,397,213

Net Assets:
Class A	$447,852	$727,361	$33,374	$217,199
Class C	47,597	1,017,176	3,243	18,081
Class I	1,924,007	7,719,175	209,204	308,070
Class R2	4,772	—	—	—
Class R3	317	—	—	—
Class R4	56	—	—	—
Class R5	12,194	—	16,077	—
Class R6	3,983,471	3,481,755	1,120,075	853,863

Total	$6,420,266	$12,945,467	$1,381,973	$1,397,213

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	61,635	76,224	3,041	21,391
Class C	6,532	106,613	297	1,801
Class I	263,030	809,741	19,074	30,344
Class R2	658	—	—	—
Class R3	43	—	—	—
Class R4	8	—	—	—
Class R5	1,663	—	1,459	—
Class R6	544,221	365,432	101,953	83,965

Net Asset Value (a):
Class A — Redemption price per share	$7.27	$9.54	$10.97	$10.15
Class C — Offering price per share (b)	7.29	9.54	10.91	10.04
Class I — Offering and redemption price per share	7.31	9.53	10.97	10.15
Class R2 — Offering and redemption price per share	7.26	—	—	—
Class R3 — Offering and redemption price per share	7.32	—	—	—
Class R4 — Offering and redemption price per share	7.32	—	—	—
Class R5 — Offering and redemption price per share	7.33	—	11.02	—
Class R6 — Offering and redemption price per share	7.32	9.53	10.99	10.17
Class A maximum sales charge	3.75%	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$7.55	$9.91	$11.40	$10.38

Cost of investments in non-affiliates	$5,896,127	$12,560,511	$1,314,954	$1,303,655
Cost of investments in affiliates	70,343	325,579	72,477	82,612
Cost of foreign currency	715	—	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	391

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Mortgage- Backed Securities Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$5,202,816	$11,597,124	$8,927,336
Investments in affiliates, at value	643,134	514,025	645,949
Foreign currency, at value	—	—	1
Receivables:
Investment securities sold	77	322	422
Investment securities sold — delayed delivery securities	571,248	6,402	—
Fund shares sold	5,514	16,210	29,882
Interest from non-affiliates	14,111	30,833	43,294
Dividends from affiliates	23	3	1
Variation margin on futures contracts	—	353	800
Other assets	—	258	233

Total Assets	6,436,923	12,165,530	9,647,918

LIABILITIES:
Payables:
Due to custodian	352	199	248
Investment securities purchased	38	149,266	72,695
Investment securities purchased — delayed delivery securities	1,094,818	34,282	259,934
Fund shares redeemed	21,182	6,709	29,742
Variation margin on centrally cleared swaps (net upfront payments of $0, $0 and $10,222, respectively)	—	—	1
Accrued liabilities:
Investment advisory fees	826	1,973	1,821
Administration fees	174	605	542
Distribution fees	57	162	132
Service fees	322	210	195
Custodian and accounting fees	57	64	45
Trustees’ and Chief Compliance Officer’s fees	1	2	1
Other	139	221	117

Total Liabilities	1,117,966	193,693	365,473

Net Assets	$5,318,957	$11,971,837	$9,282,445

SEE NOTES TO FINANCIAL STATEMENTS.

392	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan Mortgage- Backed Securities Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
NET ASSETS:
Paid-in-Capital	$5,235,476	$11,927,347	$9,204,289
Total distributable earnings (loss)	83,481	44,490	78,156

Total Net Assets	$5,318,957	$11,971,837	$9,282,445

Net Assets:
Class A	$200,238	$677,082	$473,291
Class C	22,631	31,306	53,603
Class I	2,303,771	3,469,125	3,535,486
Class R6	2,792,317	7,794,324	5,220,065

Total	$5,318,957	$11,971,837	$9,282,445

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	16,939	60,937	48,050
Class C	1,975	2,797	5,455
Class I	200,492	311,812	358,930
Class R6	243,058	700,557	529,961

Net Asset Value (a):
Class A — Redemption price per share	$11.82	$11.11	$9.85
Class C — Offering price per share (b)	11.46	11.19	9.83
Class I — Offering and redemption price per share	11.49	11.13	9.85
Class R6 — Offering and redemption price per share	11.49	11.13	9.85
Class A maximum sales charge	3.75%	2.25%	2.25%
Class A maximum public offering price per share
[net asset value per share/(100% — maximum sales charge)]	$12.28	$11.37	$10.08

Cost of investments in non-affiliates	$5,117,019	$11,552,225	$8,858,566
Cost of investments in affiliates	643,117	514,025	645,944
Cost of foreign currency	—	—	1

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	393

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

(Amounts in thousands)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$448,713	$236,957	$12,974	$28,691
Interest income from affiliates	— (a)	— (a)	—	—
Dividend income from non-affiliates	—	568	1	—
Dividend income from affiliates	686	416	2	7
Income from securities lending (net) (See Note 2.F.)	—	4	—	—

Total investment income	449,399	237,945	12,977	28,698

EXPENSES:
Investment advisory fees	49,799	24,863	1,686	4,201
Administration fees	7,469	5,422	230	1,125
Distribution fees:
Class A	2,951	2,333	36	596
Class C	1,162	541	33	158
Class R2	195	113	—	66
Class R3	29	11	—	42
Service fees:
Class A	2,951	2,333	36	596
Class C	387	180	11	53
Class I	15,104	4,796	324	2,032
Class R2	97	57	—	33
Class R3	29	11	—	42
Class R4	1	7	—	34
Class R5	152	9	—	—
Custodian and accounting fees	696	387	70	75
Interest expense to affiliates	3	3	— (a)	—
Professional fees	212	130	57	44
Trustees’ and Chief Compliance Officer’s fees	52	32	14	17
Printing and mailing costs	680	308	5	97
Registration and filing fees	457	270	37	129
Transfer agency fees (See Note 2.K.)	211	120	6	49
Other	235	115	7	24

Total expenses	82,872	42,041	2,552	9,413

Less fees waived	(7,662)	(5,385)	(296)	(1,759)
Less expense reimbursements	—	—	—	(7)

Net expenses	75,210	36,656	2,256	7,647

Net investment income (loss)	374,189	201,289	10,721	21,051

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	105,515	49,517	(1,552)	(4,738)
Investments in affiliates	(8)	(26)	—	—
Futures contracts	—	(5,193)	—	—
Foreign currency transactions	—	(44)	— (a)	—
Forward foreign currency exchange contracts	—	2,673	—	—
Swaps	—	(1,073)	—	—

Net realized gain (loss)	105,507	45,854	(1,552)	(4,738)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	104,352	76,811	2,771	10,511
Investments in affiliates	9	26	—	—
Futures contracts	—	(4,673)	—	—
Foreign currency translations	—	41	(1)	—
Forward foreign currency exchange contracts	—	1,613	—	—
Swaps	—	(451)	—	—
Unfunded commitments	—	—	1	—

Change in net unrealized appreciation/depreciation	104,361	73,367	2,771	10,511

Net realized/unrealized gains (losses)	209,868	119,221	1,219	5,773

Change in net assets resulting from operations	$584,057	$320,510	$11,940	$26,824

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

394	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan High Yield Fund		JPMorgan Income Fund		JPMorgan Inflation Managed Bond Fund	JPMorgan Limited Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$185,402		$225,011		$22,586	$10,065
Interest income from affiliates	—		—	(a)	—	—
Dividend income from non-affiliates	4,741		6,624		—	—
Dividend income from affiliates	4		46		22	30

Total investment income	190,147		231,681		22,608	10,095

EXPENSES:
Investment advisory fees	17,669		17,036		1,974	1,464
Administration fees	2,650		4,151		529	549
Distribution fees:
Class A	537		874		35	277
Class C	190		3,823		11	75
Class R2	13		—		—	—
Class R3	1		—		—	—
Service fees:
Class A	537		874		35	277
Class C	63		1,274		4	25
Class I	2,611		8,269		263	448
Class R2	7		—		—	—
Class R3	1		—		—	—
Class R4	—	(a)	—		—	—
Class R5	7		—		7	—
Custodian and accounting fees	157		373		97	65
Interest expense to affiliates	6		7		— (a)	— (a)
Professional fees	85		97		49	40
Trustees’ and Chief Compliance Officer’s fees	21		27		15	15
Printing and mailing costs	162		204		6	12
Registration and filing fees	141		461		38	47
Transfer agency fees (See Note 2.K.)	53		61		6	14
Other	48		108		10	13

Total expenses	24,959		37,639		3,079	3,321

Less fees waived	(1,243)		(10,072)		(365)	(598)
Less expense reimbursements	—		(4)		(3)	—

Net expenses	23,716		27,563		2,711	2,723

Net investment income (loss)	166,431		204,118		19,897	7,372

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	146,043		13,217		7,740	187
Investments in affiliates	—		—	(a)	(1)	(2)
Futures contracts	—		(87,129)		(2,977)	—
Foreign currency transactions	—	(a)	—	(a)	—	—
Forward foreign currency exchange contracts	—		3,416		—	—
Swaps	—		5,415		36,733	—

Net realized gain (loss)	146,043		(65,081)		41,495	185

Distributions of capital gains received from investment company affiliates	—		—	(a)	—	—
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	12,777		104,279		(6,626)	(4,173)
Investments in affiliates	—		—	(a)	2	3
Futures contracts	—		(20,497)		958	—
Foreign currency translations	(15)		—	(a)	—	—
Forward foreign currency exchange contracts	—		3,073		—	—
Swaps	—		8,673		(4,360)	—
Unfunded commitments	2		—		—	—

Change in net unrealized appreciation/depreciation	12,764		95,528		(10,026)	(4,170)

Net realized/unrealized gains (losses)	158,807		30,447		31,469	(3,985)

Change in net assets resulting from operations	$325,238		$234,565		$51,366	$3,387

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	395

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands)

	JPMorgan Mortgage- Backed Securities Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$51,262	$61,726	$75,661
Dividend income from non-affiliates	—	—	84
Dividend income from affiliates	275	19	182

Total investment income	51,537	61,745	75,927

EXPENSES:
Investment advisory fees	6,996	11,034	10,112
Administration fees	2,099	3,743	3,033
Distribution fees:
Class A	252	813	523
Class C	86	123	187
Service fees:
Class A	252	813	523
Class C	29	41	62
Class I	3,045	3,755	3,545
Custodian and accounting fees	193	250	191
Interest expense to affiliates	3	— (a)	— (a)
Professional fees	56	64	80
Trustees’ and Chief Compliance Officer’s fees	20	26	23
Printing and mailing costs	80	39	40
Registration and filing fees	134	203	245
Transfer agency fees (See Note 2.K.)	27	32	24
Other	35	56	45

Total expenses	13,307	20,992	18,633

Less fees waived	(4,544)	(5,030)	(3,803)

Net expenses	8,763	15,962	14,830

Net investment income (loss)	42,774	45,783	61,097

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,606)	1,812	5,260
Investments in affiliates	(53)	—	(33)
Futures contracts	—	(3,536)	(9,633)
Foreign currency transactions	—	—	2
Swaps	—	—	3,824

Net realized gain (loss)	(1,659)	(1,724)	(580)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,528	(15,829)	8,854
Investments in affiliates	52	—	(17)
Futures contracts	—	(8,594)	(6,170)
Foreign currency translations	—	—	(1)
Swaps	—	—	(91)

Change in net unrealized appreciation/depreciation	2,580	(24,423)	2,575

Net realized/unrealized gains (losses)	921	(26,147)	1,995

Change in net assets resulting from operations	$43,695	$19,636	$63,092

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

396	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$374,189	$797,195	$201,289	$396,507
Net realized gain (loss)	105,507	594,583	45,854	253,317
Change in net unrealized appreciation/depreciation	104,361	(751,171)	73,367	(332,742)

Change in net assets resulting from operations	584,057	640,607	320,510	317,082

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(21,871)	(87,328)	(20,895)	(66,627)
Class C	(1,896)	(12,027)	(1,119)	(5,684)
Class I	(127,223)	(453,349)	(48,319)	(147,823)
Class L (a)	—	—	—	(2,199)
Class R2	(588)	(2,758)	(416)	(1,673)
Class R3	(204)	(777)	(89)	(443)
Class R4	(5)	(310)	(70)	(192)
Class R5	(3,297)	(11,582)	(226)	(773)
Class R6	(231,697)	(794,833)	(137,849)	(415,219)

Total distributions to shareholders	(386,781)	(1,362,964)	(208,983)	(640,633)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	441,357	1,475,810	582,591	484,623

NET ASSETS:
Change in net assets	638,633	753,453	694,118	161,072
Beginning of period	34,718,787	33,965,334	15,832,126	15,671,054

End of period	$35,357,420	$34,718,787	$16,526,244	$15,832,126

(a)	On June 2, 2020, JPMorgan Core Plus Bond Fund’s Class L Shares were converted into Class I Shares. Additionally, as of June 2, 2020, the Class L Shares are no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	397

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,721	$27,514	$21,051	$46,998
Net realized gain (loss)	(1,552)	(71,346)	(4,738)	4,156
Change in net unrealized appreciation/depreciation	2,771	46,730	10,511	(38,480)

Change in net assets resulting from operations	11,940	2,898	26,824	12,674

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(547)	(774)	(2,888)	(7,178)
Class C	(141)	(364)	(124)	(435)
Class I	(5,144)	(10,845)	(12,008)	(29,107)
Class R2	—	—	(114)	(381)
Class R3	—	—	(188)	(386)
Class R4	—	—	(184)	(299)
Class R6	(6,405)	(15,257)	(6,187)	(13,339)

Total distributions to shareholders	(12,237)	(27,240)	(21,693)	(51,125)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	28,221	(386,230)	(260,839)	794,622

NET ASSETS:
Change in net assets	27,924	(410,572)	(255,708)	756,171
Beginning of period	595,614	1,006,186	3,150,026	2,393,855

End of period	$623,538	$595,614	$2,894,318	$3,150,026

SEE NOTES TO FINANCIAL STATEMENTS.

398	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$166,431	$391,314	$204,118	$289,129
Net realized gain (loss)	146,043	(120,912)	(65,081)	(35,306)
Distributions of capital gains received from investment company affiliates	—	—	— (a)	—
Change in net unrealized appreciation/depreciation	12,764	458,156	95,528	11,228

Change in net assets resulting from operations	325,238	728,558	234,565	265,051

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,405)	(17,630)	(12,956)	(29,880)
Class C	(1,075)	(2,826)	(16,221)	(36,649)
Class I	(52,050)	(75,961)	(130,479)	(196,671)
Class R2	(118)	(214)	—	—
Class R3	(10)	(22)	—	—
Class R4	(1)	(2)	—	—
Class R5	(333)	(869)	—	—
Class R6	(114,525)	(303,280)	(59,652)	(54,764)

Total distributions to shareholders	(178,517)	(400,804)	(219,308)	(317,964)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,514,038)	646,257	3,818,088	3,091,141

NET ASSETS:
Change in net assets	(1,367,317)	974,011	3,833,345	3,038,228
Beginning of period	7,787,583	6,813,572	9,112,122	6,073,894

End of period	$6,420,266	$7,787,583	$12,945,467	$9,112,122

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	399

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$19,897	$24,539	$7,372	$18,799
Net realized gain (loss)	41,495	9,594	185	593
Change in net unrealized appreciation/depreciation	(10,026)	18,253	(4,170)	(261)

Change in net assets resulting from operations	51,366	52,386	3,387	19,131

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(366)	(338)	(792)	(2,224)
Class C	(29)	(29)	(22)	(145)
Class I	(2,846)	(3,147)	(1,713)	(4,786)
Class R5	(206)	(248)	—	—
Class R6	(16,489)	(20,998)	(5,014)	(11,794)

Total distributions to shareholders	(19,936)	(24,760)	(7,541)	(18,949)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(49,896)	(15,569)	(88,041)	192,121

NET ASSETS:
Change in net assets	(18,466)	12,057	(92,195)	192,303
Beginning of period	1,400,439	1,388,382	1,489,408	1,297,105

End of period	$1,381,973	$1,400,439	$1,397,213	$1,489,408

SEE NOTES TO FINANCIAL STATEMENTS.

400	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$42,774	$81,748	$45,783	$74,014
Net realized gain (loss)	(1,659)	32,542	(1,724)	43,819
Change in net unrealized appreciation/depreciation	2,580	(32,213)	(24,423)	11,139

Change in net assets resulting from operations	43,695	82,077	19,636	128,972

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,255)	(5,047)	(2,585)	(7,231)
Class C	(92)	(420)	(45)	(353)
Class I	(18,835)	(50,680)	(15,729)	(25,619)
Class R6	(24,982)	(59,207)	(35,050)	(54,868)

Total distributions to shareholders	(45,164)	(115,354)	(53,409)	(88,071)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	214,192	2,127,602	3,545,738	5,289,826

NET ASSETS:
Change in net assets	212,723	2,094,325	3,511,965	5,330,727
Beginning of period	5,106,234	3,011,909	8,459,872	3,129,145

End of period	$5,318,957	$5,106,234	$11,971,837	$8,459,872

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	401

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$61,097	$89,492
Net realized gain (loss)	(580)	40,291
Change in net unrealized appreciation/depreciation	2,575	12,405

Change in net assets resulting from operations	63,092	142,188

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,868)	(4,155)
Class C	(215)	(316)
Class I	(23,181)	(19,275)
Class R6	(39,888)	(77,595)

Total distributions to shareholders	(66,152)	(101,341)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,600,979	2,821,967

NET ASSETS:
Change in net assets	2,597,919	2,862,814
Beginning of period	6,684,526	3,821,712

End of period	$9,282,445	$6,684,526

SEE NOTES TO FINANCIAL STATEMENTS.

402	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$221,221	$1,084,395	$308,544	$710,474
Distributions reinvested	21,258	84,783	20,508	65,288
Cost of shares redeemed	(314,352)	(983,674)	(156,186)	(785,399)

Change in net assets resulting from Class A capital transactions	(71,873)	185,504	172,866	(9,637)

Class C
Proceeds from shares issued	13,057	161,729	7,115	51,408
Distributions reinvested	1,855	11,657	1,107	5,596
Cost of shares redeemed	(78,084)	(285,805)	(30,147)	(95,440)

Change in net assets resulting from Class C capital transactions	(63,172)	(112,419)	(21,925)	(38,436)

Class I
Proceeds from shares issued	1,688,058	5,819,757	604,169	1,667,712
Distributions reinvested	120,247	432,025	46,555	140,927
Cost of shares redeemed	(1,920,091)	(3,715,155)	(515,388)	(1,203,537)
Conversion from Class L Shares	—	—	—	295,700

Change in net assets resulting from Class I capital transactions	(111,786)	2,536,627	135,336	900,802

Class L (a)
Proceeds from shares issued	—	—	—	20,877
Distributions reinvested	—	—	—	2,039
Cost of shares redeemed	—	—	—	(56,892)
Conversion to Class I Shares	—	—	—	(295,700)

Change in net assets resulting from Class L capital transactions	—	—	—	(329,676)

Class R2
Proceeds from shares issued	7,156	24,497	4,294	11,223
Distributions reinvested	584	2,706	413	1,645
Cost of shares redeemed	(13,367)	(32,869)	(5,042)	(16,259)

Change in net assets resulting from Class R2 capital transactions	(5,627)	(5,666)	(335)	(3,391)

Class R3
Proceeds from shares issued	3,970	13,674	1,305	6,612
Distributions reinvested	134	526	83	422
Cost of shares redeemed	(3,388)	(6,912)	(3,479)	(6,217)

Change in net assets resulting from Class R3 capital transactions	716	7,288	(2,091)	817

Class R4
Proceeds from shares issued	212	14,997	1,036	2,884
Distributions reinvested	5	309	69	191
Cost of shares redeemed	(211)	(15,986)	(655)	(1,544)

Change in net assets resulting from Class R4 capital transactions	6	(680)	450	1,531

Class R5
Proceeds from shares issued	66,188	111,875	2,576	7,763
Distributions reinvested	2,526	8,196	226	773
Cost of shares redeemed	(68,693)	(151,045)	(1,967)	(10,181)

Change in net assets resulting from Class R5 capital transactions	21	(30,974)	835	(1,645)

Class R6
Proceeds from shares issued	3,256,500	6,230,414	1,901,955	3,356,906
Distributions reinvested	227,519	784,561	136,204	410,767
Cost of shares redeemed	(2,790,947)	(8,118,845)	(1,740,704)	(3,803,415)

Change in net assets resulting from Class R6 capital transactions	693,072	(1,103,870)	297,455	(35,742)

Total change in net assets resulting from capital transactions	$441,357	$1,475,810	$582,591	$484,623

(a)	On June 2, 2020, JPMorgan Core Plus Bond Fund’s Class L Shares were converted into Class I Shares. Additionally, as of June 2, 2020, the Class L Shares are no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	403

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	18,428	88,323	36,052	81,626
Reinvested	1,770	6,903	2,398	7,510
Redeemed	(26,193)	(80,112)	(18,273)	(90,704)

Change in Class A Shares	(5,995)	15,114	20,177	(1,568)

Class C
Issued	1,080	13,066	827	5,868
Reinvested	153	942	129	640
Redeemed	(6,460)	(23,038)	(3,508)	(10,888)

Change in Class C Shares	(5,227)	(9,030)	(2,552)	(4,380)

Class I
Issued	140,668	473,861	70,700	191,782
Reinvested	10,020	35,193	5,448	16,210
Redeemed	(159,971)	(304,141)	(60,316)	(139,382)
Conversion from Class L Shares	—	—	—	34,304

Change in Class I Shares	(9,283)	204,913	15,832	102,914

Class L (a)
Issued	—	—	—	2,439
Reinvested	—	—	—	239
Redeemed	—	—	—	(6,751)
Conversion to Class I Shares	—	—	—	(34,264)

Change in Class L Shares	—	—	—	(38,337)

Class R2
Issued	596	1,997	503	1,294
Reinvested	49	221	48	189
Redeemed	(1,116)	(2,691)	(590)	(1,873)

Change in Class R2 Shares	(471)	(473)	(39)	(390)

Class R3
Issued	331	1,113	152	765
Reinvested	11	43	10	48
Redeemed	(283)	(565)	(408)	(721)

Change in Class R3 Shares	59	591	(246)	92

Class R4
Issued	17	1,209	123	330
Reinvested	1	25	8	22
Redeemed	(18)	(1,313)	(77)	(179)

Change in Class R4 Shares	— (b)	(79)	54	173

Class R5
Issued	5,537	9,134	299	895
Reinvested	211	668	27	89
Redeemed	(5,702)	(12,311)	(229)	(1,175)

Change in Class R5 Shares	46	(2,509)	97	(191)

Class R6
Issued	271,366	505,620	222,723	385,140
Reinvested	18,933	63,827	15,924	47,239
Redeemed	(231,781)	(662,148)	(203,081)	(440,472)

Change in Class R6 Shares	58,518	(92,701)	35,566	(8,093)

(a)	On June 2, 2020, JPMorgan Core Plus Bond Fund’s Class L Shares were converted into Class I Shares. Additionally, as of June 2, 2020, the Class L Shares are no longer offered.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

404	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$15,071	$8,908	$56,845	$454,699
Distributions reinvested	547	774	2,117	5,331
Cost of shares redeemed	(3,502)	(17,396)	(87,530)	(403,222)

Change in net assets resulting from Class A capital transactions	12,116	(7,714)	(28,568)	56,808

Class C
Proceeds from shares issued	1,202	542	2,420	49,724
Distributions reinvested	140	358	118	415
Cost of shares redeemed	(1,667)	(7,497)	(13,407)	(40,633)

Change in net assets resulting from Class C capital transactions	(325)	(6,597)	(10,869)	9,506

Class I
Proceeds from shares issued	26,534	40,035	266,759	1,934,205
Distributions reinvested	4,997	10,590	10,543	25,923
Cost of shares redeemed	(41,442)	(167,644)	(428,015)	(1,499,009)

Change in net assets resulting from Class I capital transactions	(9,911)	(117,019)	(150,713)	461,119

Class R2
Proceeds from shares issued	—	—	3,148	25,535
Distributions reinvested	—	—	109	350
Cost of shares redeemed	—	—	(7,944)	(30,756)

Change in net assets resulting from Class R2 capital transactions	—	—	(4,687)	(4,871)

Class R3
Proceeds from shares issued	—	—	4,349	24,712
Distributions reinvested	—	—	60	101
Cost of shares redeemed	—	—	(4,635)	(14,670)

Change in net assets resulting from Class R3 capital transactions	—	—	(226)	10,143

Class R4
Proceeds from shares issued	—	—	2,792	25,997
Distributions reinvested	—	—	184	299
Cost of shares redeemed	—	—	(6,798)	(4,997)

Change in net assets resulting from Class R4 capital transactions	—	—	(3,822)	21,299

Class R6
Proceeds from shares issued	74,023	83,035	112,805	521,003
Distributions reinvested	6,405	15,257	4,952	10,630
Cost of shares redeemed	(54,087)	(353,192)	(179,711)	(291,015)

Change in net assets resulting from Class R6 capital transactions	26,341	(254,900)	(61,954)	240,618

Total change in net assets resulting from capital transactions	$28,221	$(386,230)	$(260,839)	$794,622

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	405

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	1,686	1,029	5,166	40,351
Reinvested	61	92	192	472
Redeemed	(392)	(2,035)	(7,956)	(35,718)

Change in Class A Shares	1,355	(914)	(2,598)	5,105

Class C
Issued	134	63	220	4,424
Reinvested	16	43	11	37
Redeemed	(187)	(883)	(1,224)	(3,616)

Change in Class C Shares	(37)	(777)	(993)	845

Class I
Issued	2,966	4,641	24,262	171,711
Reinvested	560	1,261	958	2,297
Redeemed	(4,636)	(20,032)	(38,945)	(132,853)

Change in Class I Shares	(1,110)	(14,130)	(13,725)	41,155

Class R2
Issued	—	—	285	2,266
Reinvested	—	—	10	31
Redeemed	—	—	(724)	(2,730)

Change in Class R2 Shares	—	—	(429)	(433)

Class R3
Issued	—	—	395	2,186
Reinvested	—	—	6	9
Redeemed	—	—	(421)	(1,305)

Change in Class R3 Shares	—	—	(20)	890

Class R4
Issued	—	—	254	2,295
Reinvested	—	—	17	26
Redeemed	—	—	(618)	(444)

Change in Class R4 Shares	—	—	(347)	1,877

Class R6
Issued	8,275	9,752	10,252	46,187
Reinvested	717	1,828	450	942
Redeemed	(6,053)	(41,734)	(16,319)	(25,868)

Change in Class R6 Shares	2,939	(30,154)	(5,617)	21,261

SEE NOTES TO FINANCIAL STATEMENTS.

406	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$92,358	$245,637	$170,979	$327,857
Distributions reinvested	10,178	17,239	12,798	29,713
Cost of shares redeemed	(63,180)	(353,775)	(110,603)	(510,742)

Change in net assets resulting from Class A capital transactions	39,356	(90,899)	73,174	(153,172)

Class C
Proceeds from shares issued	2,383	11,628	162,877	398,013
Distributions reinvested	1,043	2,678	16,088	36,527
Cost of shares redeemed	(9,890)	(53,978)	(152,713)	(362,082)

Change in net assets resulting from Class C capital transactions	(6,464)	(39,672)	26,252	72,458

Class I
Proceeds from shares issued	413,812	2,128,939	3,158,751	3,425,278
Distributions reinvested	50,620	72,366	128,069	194,664
Cost of shares redeemed	(675,005)	(1,558,732)	(837,378)	(1,977,760)

Change in net assets resulting from Class I capital transactions	(210,573)	642,573	2,449,442	1,642,182

Class R2
Proceeds from shares issued	536	1,579	—	—
Distributions reinvested	117	210	—	—
Cost of shares redeemed	(1,378)	(2,017)	—	—

Change in net assets resulting from Class R2 capital transactions	(725)	(228)	—	—

Class R3
Proceeds from shares issued	55	249	—	—
Distributions reinvested	10	22	—	—
Cost of shares redeemed	(393)	(37)	—	—

Change in net assets resulting from Class R3 capital transactions	(328)	234	—	—

Class R4
Proceeds from shares issued	19	3	—	—
Distributions reinvested	1	2	—	—
Cost of shares redeemed	(1)	(3)	—	—

Change in net assets resulting from Class R4 capital transactions	19	2	—	—

Class R5
Proceeds from shares issued	2,847	3,831	—	—
Distributions reinvested	217	639	—	—
Cost of shares redeemed	(3,474)	(19,982)	—	—

Change in net assets resulting from Class R5 capital transactions	(410)	(15,512)	—	—

Class R6
Proceeds from shares issued	296,567	4,042,870	1,495,852	1,670,190
Distributions reinvested	113,524	297,056	59,450	54,215
Cost of shares redeemed	(1,745,004)	(4,190,167)	(286,082)	(194,732)

Change in net assets resulting from Class R6 capital transactions	(1,334,913)	149,759	1,269,220	1,529,673

Total change in net assets resulting from capital transactions	$(1,514,038)	$646,257	$3,818,088	$3,091,141

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	407

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	12,805	36,628	17,900	35,698
Reinvested	1,412	2,584	1,339	3,268
Redeemed	(8,758)	(53,207)	(11,583)	(56,883)

Change in Class A Shares	5,459	(13,995)	7,656	(17,917)

Class C
Issued	329	1,756	17,057	43,092
Reinvested	145	403	1,683	4,000
Redeemed	(1,369)	(8,022)	(15,999)	(40,187)

Change in Class C Shares	(895)	(5,863)	2,741	6,905

Class I
Issued	57,198	316,464	331,085	373,684
Reinvested	6,979	10,613	13,417	21,292
Redeemed	(93,013)	(232,093)	(87,781)	(219,151)

Change in Class I Shares	(28,836)	94,984	256,721	175,825

Class R2
Issued	75	233	—	—
Reinvested	16	31	—	—
Redeemed	(191)	(304)	—	—

Change in Class R2 Shares	(100)	(40)	—	—

Class R3
Issued	7	38	—	—
Reinvested	1	3	—	—
Redeemed	(54)	(6)	—	—

Change in Class R3 Shares	(46)	35	—	—

Class R4
Issued	3	— (a)	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	— (a)	— (a)	—	—

Change in Class R4 Shares	3	— (a)	—	—

Class R5
Issued	393	570	—	—
Reinvested	30	97	—	—
Redeemed	(477)	(2,974)	—	—

Change in Class R5 Shares	(54)	(2,307)	—	—

Class R6
Issued	40,988	610,314	156,943	181,520
Reinvested	15,645	43,805	6,232	5,889
Redeemed	(240,732)	(598,176)	(30,047)	(21,534)

Change in Class R6 Shares	(184,099)	55,943	133,128	165,875

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

408	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$13,317	$12,549	$42,432	$126,700
Distributions reinvested	352	329	757	2,135
Cost of shares redeemed	(3,899)	(15,859)	(46,756)	(96,988)

Change in net assets resulting from Class A capital transactions	9,770	(2,981)	(3,567)	31,847

Class C
Proceeds from shares issued	658	705	1,518	10,916
Distributions reinvested	29	29	20	128
Cost of shares redeemed	(304)	(1,849)	(4,726)	(11,109)

Change in net assets resulting from Class C capital transactions	383	(1,115)	(3,188)	(65)

Class I
Proceeds from shares issued	43,593	72,664	38,682	194,837
Distributions reinvested	2,759	3,012	1,532	4,396
Cost of shares redeemed	(30,606)	(66,444)	(118,298)	(155,363)

Change in net assets resulting from Class I capital transactions	15,746	9,232	(78,084)	43,870

Class R5
Proceeds from shares issued	4,055	3,270	—	—
Distributions reinvested	49	83	—	—
Cost of shares redeemed	(1,886)	(4,596)	—	—

Change in net assets resulting from Class R5 capital transactions	2,218	(1,243)	—	—

Class R6
Proceeds from shares issued	42,228	191,627	40,092	215,505
Distributions reinvested	16,488	20,997	4,964	11,641
Cost of shares redeemed	(136,729)	(232,086)	(48,258)	(110,677)

Change in net assets resulting from Class R6 capital transactions	(78,013)	(19,462)	(3,202)	116,469

Total change in net assets resulting from capital transactions	$(49,896)	$(15,569)	$(88,041)	$192,121

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	409

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	1,223	1,184	4,175	12,502
Reinvested	32	32	74	212
Redeemed	(358)	(1,519)	(4,600)	(9,609)

Change in Class A Shares	897	(303)	(351)	3,105

Class C
Issued	60	67	150	1,093
Reinvested	3	3	2	13
Redeemed	(28)	(181)	(470)	(1,111)

Change in Class C Shares	35	(111)	(318)	(5)

Class I
Issued	4,022	6,923	3,805	19,278
Reinvested	254	289	151	436
Redeemed	(2,804)	(6,406)	(11,641)	(15,396)

Change in Class I Shares	1,472	806	(7,685)	4,318

Class R5
Issued	371	309	—	—
Reinvested	5	8	—	—
Redeemed	(174)	(438)	—	—

Change in Class R5 Shares	202	(121)	—	—

Class R6
Issued	3,903	17,965	3,936	21,188
Reinvested	1,513	2,010	488	1,153
Redeemed	(12,599)	(22,668)	(4,738)	(11,024)

Change in Class R6 Shares	(7,183)	(2,693)	(314)	11,317

SEE NOTES TO FINANCIAL STATEMENTS.

410	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$31,174	$101,847	$250,769	$594,587
Distributions reinvested	1,234	4,963	2,556	7,125
Cost of shares redeemed	(26,660)	(60,455)	(173,140)	(313,772)

Change in net assets resulting from Class A capital transactions	5,748	46,355	80,185	287,940

Class C
Proceeds from shares issued	3,141	16,066	7,482	31,830
Distributions reinvested	87	392	45	351
Cost of shares redeemed	(3,202)	(6,608)	(10,249)	(21,881)

Change in net assets resulting from Class C capital transactions	26	9,850	(2,722)	10,300

Class I
Proceeds from shares issued	678,545	1,594,484	2,134,568	2,859,863
Distributions reinvested	17,650	46,183	15,577	25,468
Cost of shares redeemed	(681,801)	(788,052)	(1,143,105)	(1,094,202)

Change in net assets resulting from Class I capital transactions	14,394	852,615	1,007,040	1,791,129

Class R6
Proceeds from shares issued	1,105,741	1,840,172	4,167,484	4,501,169
Distributions reinvested	24,343	57,000	34,709	54,085
Cost of shares redeemed	(936,060)	(678,390)	(1,740,958)	(1,354,797)

Change in net assets resulting from Class R6 capital transactions	194,024	1,218,782	2,461,235	3,200,457

Total change in net assets resulting from capital transactions	$214,192	$2,127,602	$3,545,738	$5,289,826

SHARE TRANSACTIONS:
Class A
Issued	2,639	8,566	22,526	53,617
Reinvested	104	419	230	643
Redeemed	(2,255)	(5,097)	(15,554)	(28,335)

Change in Class A Shares	488	3,888	7,202	25,925

Class C
Issued	273	1,395	667	2,866
Reinvested	8	34	4	31
Redeemed	(279)	(575)	(914)	(1,966)

Change in Class C Shares	2	854	(243)	931

Class I
Issued	59,044	138,144	191,505	256,546
Reinvested	1,537	4,008	1,399	2,291
Redeemed	(59,297)	(68,656)	(102,546)	(98,544)

Change in Class I Shares	1,284	73,496	90,358	160,293

Class R6
Issued	96,220	159,113	374,015	403,512
Reinvested	2,120	4,948	3,116	4,874
Redeemed	(81,427)	(58,985)	(156,194)	(121,908)

Change in Class R6 Shares	16,913	105,076	220,937	286,478

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	411

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$194,528	$375,794
Distributions reinvested	2,862	4,149
Cost of shares redeemed	(88,827)	(112,114)

Change in net assets resulting from Class A capital transactions	108,563	267,829

Class C
Proceeds from shares issued	19,798	41,337
Distributions reinvested	214	312
Cost of shares redeemed	(8,466)	(7,646)

Change in net assets resulting from Class C capital transactions	11,546	34,003

Class I
Proceeds from shares issued	2,035,645	2,668,864
Distributions reinvested	22,868	19,250
Cost of shares redeemed	(808,628)	(595,936)

Change in net assets resulting from Class I capital transactions	1,249,885	2,092,178

Class R6
Proceeds from shares issued	1,705,419	1,589,289
Distributions reinvested	39,885	77,594
Cost of shares redeemed	(514,319)	(1,238,926)

Change in net assets resulting from Class R6 capital transactions	1,230,985	427,957

Total change in net assets resulting from capital transactions	$2,600,979	$2,821,967

SHARE TRANSACTIONS:
Class A
Issued	19,748	38,377
Reinvested	291	426
Redeemed	(9,018)	(11,555)

Change in Class A Shares	11,021	27,248

Class C
Issued	2,015	4,229
Reinvested	22	32
Redeemed	(862)	(786)

Change in Class C Shares	1,175	3,475

Class I
Issued	206,618	271,660
Reinvested	2,323	1,963
Redeemed	(82,068)	(60,796)

Change in Class I Shares	126,873	212,827

Class R6
Issued	173,074	161,552
Reinvested	4,051	8,008
Redeemed	(52,214)	(127,292)

Change in Class R6 Shares	124,911	42,268

SEE NOTES TO FINANCIAL STATEMENTS.

412	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

(Amounts in thousands)

JPMorgan Income Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$234,565

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(6,876,494)
Proceeds from disposition of investment securities	2,989,147
Purchases of short-term investments — affiliates, net	79,319
Change in unrealized (appreciation)/depreciation on investments in non-affiliates	(104,279)
Net realized (gain)/loss on investments in non-affiliates	(13,217)
Net amortization (accretion) of income	133,967
Increase in interest receivable from non-affiliates	(28,645)
Decrease in dividends receivable from affiliates	4
Increase in dividends receivable from non-affiliates	(2)
Increase in variation margin receivable	(3,709)
Decrease in unrealized appreciation on forward foreign currency exchange contracts	2,014
Decrease in due from custodian	11,146
Increase in outstanding swap contracts, at value, net	1,622
Decrease in unrealized depreciation on forward foreign currency exchange contracts	(5,087)
Decrease in variation margin payable	(8,435)
Increase in investment advisory fees payable	1,282
Increase in administration fees payable	298
Increase in distribution fees payable	109
Increase in service fees payable	78
Decrease in custodian and accounting fees payable	(1)
Increase in Trustees’ and Chief Compliance Officer’s fees payable	2
Increase in other accrued expenses payable	7

Net cash provided (used) by operating activities	(3,586,309)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	5,016,470
Payment for shares redeemed	(1,383,480)
Cash distributions paid to shareholders (net of reinvestments of $216,405)	(2,572)

Net cash provided (used) by financing activities	3,630,418

Cash:
Net increase (decrease) in unrestricted and restricted cash, foreign currency and deposits at broker	44,109
Restricted and unrestricted cash and foreign currency at beginning of period	53,219

Restricted and unrestricted cash and foreign currency at end of period	$97,328

Supplemental disclosure of cash flow information:

For the period ended August 31, 2021 the Fund paid $7 in interest expense.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

Reconciliation of restricted and unrestricted cash and foreign currency at the end of period to the Statement of Assets and Liabilities:

	February 28, 2021	August 31, 2021
Cash	$1,843	$17,540
Restricted cash for OTC derivatives	12,680	16,380
Deposits at broker:
Futures contracts	26,858	50,203
Centrally cleared swaps	11,838	13,205

	$53,219	$97,328

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	413

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$12.03	$0.11	$0.07	$0.18	$(0.11)	$—	$(0.11)
Year Ended February 28, 2021	12.27	0.25	(0.04)	0.21	(0.25)	(0.20)	(0.45)
Year Ended February 29, 2020	11.33	0.29	1.00	1.29	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2019	11.33	0.29	0.01	0.30	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2018	11.55	0.28	(0.19)	0.09	(0.28)	(0.03)	(0.31)
Year Ended February 28, 2017	11.75	0.26	(0.16)	0.10	(0.26)	(0.04)	(0.30)

Class C
Six Months Ended August 31, 2021 (Unaudited)	12.13	0.07	0.07	0.14	(0.08)	—	(0.08)
Year Ended February 28, 2021	12.35	0.18	(0.02)	0.16	(0.18)	(0.20)	(0.38)
Year Ended February 29, 2020	11.40	0.23	1.00	1.23	(0.22)	(0.06)	(0.28)
Year Ended February 28, 2019	11.41	0.22	— (f)	0.22	(0.22)	(0.01)	(0.23)
Year Ended February 28, 2018	11.63	0.21	(0.19)	0.02	(0.21)	(0.03)	(0.24)
Year Ended February 28, 2017	11.82	0.19	(0.16)	0.03	(0.18)	(0.04)	(0.22)

Class I
Six Months Ended August 31, 2021 (Unaudited)	12.03	0.12	0.07	0.19	(0.13)	—	(0.13)
Year Ended February 28, 2021	12.26	0.28	(0.03)	0.25	(0.28)	(0.20)	(0.48)
Year Ended February 29, 2020	11.32	0.32	1.00	1.32	(0.32)	(0.06)	(0.38)
Year Ended February 28, 2019	11.32	0.32	0.01	0.33	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2018	11.55	0.31	(0.20)	0.11	(0.31)	(0.03)	(0.34)
Year Ended February 28, 2017	11.74	0.28	(0.14)	0.14	(0.29)	(0.04)	(0.33)

Class R2
Six Months Ended August 31, 2021 (Unaudited)	12.02	0.09	0.06	0.15	(0.09)	—	(0.09)
Year Ended February 28, 2021	12.25	0.21	(0.03)	0.18	(0.21)	(0.20)	(0.41)
Year Ended February 29, 2020	11.31	0.25	1.00	1.25	(0.25)	(0.06)	(0.31)
Year Ended February 28, 2019	11.32	0.25	— (f)	0.25	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2018	11.54	0.24	(0.19)	0.05	(0.24)	(0.03)	(0.27)
Year Ended February 28, 2017	11.73	0.23	(0.14)	0.09	(0.24)	(0.04)	(0.28)

Class R3
Six Months Ended August 31, 2021 (Unaudited)	12.00	0.10	0.07	0.17	(0.11)	—	(0.11)
Year Ended February 28, 2021	12.23	0.24	(0.03)	0.21	(0.24)	(0.20)	(0.44)
Year Ended February 29, 2020	11.30	0.28	0.99	1.27	(0.28)	(0.06)	(0.34)
Year Ended February 28, 2019	11.30	0.28	0.01	0.29	(0.28)	(0.01)	(0.29)
Year Ended February 28, 2018	11.53	0.27	(0.20)	0.07	(0.27)	(0.03)	(0.30)
September 9, 2016 (g) through February 28, 2017	11.93	0.12	(0.35)	(0.23)	(0.13)	(0.04)	(0.17)

Class R4
Six Months Ended August 31, 2021 (Unaudited)	12.03	0.12	0.07	0.19	(0.15)	—	(0.15)
Year Ended February 28, 2021	12.24	0.26	(0.02)	0.24	(0.25)	(0.20)	(0.45)
Year Ended February 29, 2020	11.30	0.31	1.00	1.31	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2019	11.31	0.31	— (f)	0.31	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2018	11.54	0.31	(0.21)	0.10	(0.30)	(0.03)	(0.33)
September 9, 2016 (g) through February 28, 2017	11.93	0.13	(0.34)	(0.21)	(0.14)	(0.04)	(0.18)

Class R5
Six Months Ended August 31, 2021 (Unaudited)	12.01	0.13	0.06	0.19	(0.13)	—	(0.13)
Year Ended February 28, 2021	12.24	0.29	(0.03)	0.26	(0.29)	(0.20)	(0.49)
Year Ended February 29, 2020	11.30	0.33	1.00	1.33	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2019	11.31	0.32	— (f)	0.32	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2018	11.53	0.32	(0.19)	0.13	(0.32)	(0.03)	(0.35)
Year Ended February 28, 2017	11.72	0.30	(0.15)	0.15	(0.30)	(0.04)	(0.34)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	12.04	0.13	0.08	0.21	(0.14)	—	(0.14)
Year Ended February 28, 2021	12.27	0.30	(0.03)	0.27	(0.30)	(0.20)	(0.50)
Year Ended February 29, 2020	11.33	0.34	1.00	1.34	(0.34)	(0.06)	(0.40)
Year Ended February 28, 2019	11.34	0.34	— (f)	0.34	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2018	11.56	0.33	(0.19)	0.14	(0.33)	(0.03)	(0.36)
Year Ended February 28, 2017	11.75	0.31	(0.15)	0.16	(0.31)	(0.04)	(0.35)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

414	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$12.10	1.53%	$2,332,219	0.74%	1.78%	0.84%	36%
12.03	1.71	2,392,155	0.74	2.03	0.84	74
12.27	11.55	2,252,691	0.75	2.49	0.86	29
11.33	2.71	1,877,469	0.75	2.58	0.90	23
11.33	0.73	2,146,164	0.75	2.42	0.92	26
11.55	0.91	2,567,827	0.74	2.21	0.98	23

12.19	1.12	283,690	1.33	1.20	1.34	36
12.13	1.24	345,556	1.33	1.45	1.34	74
12.35	10.88	463,544	1.35	1.90	1.36	29
11.40	1.98	524,049	1.35	1.98	1.40	23
11.41	0.10	638,131	1.36	1.81	1.41	26
11.63	0.31	914,004	1.39	1.57	1.46	23

12.09	1.57	12,013,129	0.49	2.03	0.59	36
12.03	2.05	12,061,904	0.49	2.28	0.59	74
12.26	11.83	9,781,487	0.50	2.74	0.60	29
11.32	2.97	7,302,212	0.50	2.84	0.65	23
11.32	0.89	7,208,052	0.50	2.67	0.66	26
11.55	1.18	12,046,116	0.55	2.42	0.71	23

12.08	1.27	75,620	1.09	1.44	1.09	36
12.02	1.44	80,889	1.09	1.69	1.10	74
12.25	11.18	88,227	1.10	2.14	1.11	29
11.31	2.27	88,087	1.10	2.23	1.16	23
11.32	0.41	102,320	1.06	2.11	1.20	26
11.54	0.75	112,325	0.99	1.97	1.36	23

12.06	1.40	23,441	0.83	1.69	0.84	36
12.00	1.70	22,605	0.83	1.92	0.85	74
12.23	11.38	15,807	0.85	2.38	0.86	29
11.30	2.63	10,001	0.85	2.50	0.90	23
11.30	0.57	3,443	0.85	2.32	0.94	26
11.53	(1.89)	439	0.86	2.15	0.93	23

12.07	1.56	433	0.59	1.94	0.60	36
12.03	1.96	427	0.57	2.13	0.59	74
12.24	11.72	1,403	0.60	2.66	0.61	29
11.30	2.78	5,521	0.60	2.74	0.65	23
11.31	0.81	5,637	0.59	2.71	0.72	26
11.54	(1.73)	20	0.64	2.35	0.70	23

12.07	1.61	281,103	0.43	2.10	0.44	36
12.01	2.11	279,096	0.43	2.35	0.44	74
12.24	11.91	315,213	0.44	2.79	0.45	29
11.30	2.94	251,174	0.45	2.88	0.50	23
11.31	1.03	390,635	0.45	2.72	0.51	26
11.53	1.30	437,365	0.44	2.52	0.53	23

12.11	1.74	20,347,785	0.33	2.20	0.34	36
12.04	2.21	19,536,155	0.33	2.44	0.34	74
12.27	11.99	21,046,962	0.34	2.90	0.35	29
11.33	3.03	19,492,809	0.35	2.99	0.40	23
11.34	1.13	18,010,360	0.35	2.83	0.40	26
11.56	1.40	11,462,704	0.34	2.61	0.40	23

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	415

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$8.56	$0.09	$0.07	$0.16	$(0.10)	$—	$(0.10)
Year Ended February 28, 2021	8.71	0.21	(0.01)	0.20	(0.21)	(0.14)	(0.35)
Year Ended February 29, 2020	8.10	0.24	0.62	0.86	(0.25)	—	(0.25)
Year Ended February 28, 2019	8.09	0.23	0.01	0.24	(0.23)	—	(0.23)
Year Ended February 28, 2018	8.22	0.22	(0.14)	0.08	(0.21)	—	(0.21)
Year Ended February 28, 2017	8.15	0.20	0.07	0.27	(0.20)	—	(0.20)

Class C
Six Months Ended August 31, 2021 (Unaudited)	8.62	0.06	0.07	0.13	(0.07)	—	(0.07)
Year Ended February 28, 2021	8.77	0.15	(0.01)	0.14	(0.15)	(0.14)	(0.29)
Year Ended February 29, 2020	8.15	0.19	0.62	0.81	(0.19)	—	(0.19)
Year Ended February 28, 2019	8.14	0.18	— (f)	0.18	(0.17)	—	(0.17)
Year Ended February 28, 2018	8.26	0.17	(0.13)	0.04	(0.16)	—	(0.16)
Year Ended February 28, 2017	8.19	0.15	0.07	0.22	(0.15)	—	(0.15)

Class I
Six Months Ended August 31, 2021 (Unaudited)	8.56	0.10	0.06	0.16	(0.11)	—	(0.11)
Year Ended February 28, 2021	8.71	0.23	(0.01)	0.22	(0.23)	(0.14)	(0.37)
Year Ended February 29, 2020	8.10	0.27	0.61	0.88	(0.27)	—	(0.27)
Year Ended February 28, 2019	8.09	0.26	— (f)	0.26	(0.25)	—	(0.25)
Year Ended February 28, 2018	8.22	0.24	(0.13)	0.11	(0.24)	—	(0.24)
Year Ended February 28, 2017	8.14	0.23	0.07	0.30	(0.22)	—	(0.22)

Class R2
Six Months Ended August 31, 2021 (Unaudited)	8.56	0.07	0.07	0.14	(0.08)	—	(0.08)
Year Ended February 28, 2021	8.71	0.17	(0.01)	0.16	(0.17)	(0.14)	(0.31)
Year Ended February 29, 2020	8.10	0.21	0.61	0.82	(0.21)	—	(0.21)
Year Ended February 28, 2019	8.09	0.20	0.01	0.21	(0.20)	—	(0.20)
Year Ended February 28, 2018	8.21	0.19	(0.13)	0.06	(0.18)	—	(0.18)
Year Ended February 28, 2017	8.14	0.17	0.07	0.24	(0.17)	—	(0.17)

Class R3
Six Months Ended August 31, 2021 (Unaudited)	8.55	0.09	0.05	0.14	(0.09)	—	(0.09)
Year Ended February 28, 2021	8.70	0.19	— (f)	0.19	(0.20)	(0.14)	(0.34)
Year Ended February 29, 2020	8.09	0.23	0.62	0.85	(0.24)	—	(0.24)
Year Ended February 28, 2019	8.08	0.22	0.01	0.23	(0.22)	—	(0.22)
Year Ended February 28, 2018	8.21	0.20	(0.12)	0.08	(0.21)	—	(0.21)
September 9, 2016 (g) through February 28, 2017	8.39	0.09	(0.18)	(0.09)	(0.09)	—	(0.09)

Class R4
Six Months Ended August 31, 2021 (Unaudited)	8.55	0.10	0.06	0.16	(0.10)	—	(0.10)
Year Ended February 28, 2021	8.70	0.22	(0.01)	0.21	(0.22)	(0.14)	(0.36)
Year Ended February 29, 2020	8.09	0.25	0.62	0.87	(0.26)	—	(0.26)
Year Ended February 28, 2019	8.09	0.24	— (f)	0.24	(0.24)	—	(0.24)
Year Ended February 28, 2018	8.21	0.23	(0.13)	0.10	(0.22)	—	(0.22)
September 9, 2016 (g) through February 28, 2017	8.39	0.10	(0.18)	(0.08)	(0.10)	—	(0.10)

Class R5
Six Months Ended August 31, 2021 (Unaudited)	8.56	0.10	0.07	0.17	(0.11)	—	(0.11)
Year Ended February 28, 2021	8.71	0.23	(0.01)	0.22	(0.23)	(0.14)	(0.37)
Year Ended February 29, 2020	8.10	0.27	0.61	0.88	(0.27)	—	(0.27)
Year Ended February 28, 2019	8.09	0.26	— (f)	0.26	(0.25)	—	(0.25)
Year Ended February 28, 2018	8.22	0.24	(0.14)	0.10	(0.23)	—	(0.23)
September 9, 2016 (g) through February 28, 2017	8.39	0.10	(0.16)	(0.06)	(0.11)	—	(0.11)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	8.57	0.11	0.05	0.16	(0.11)	—	(0.11)
Year Ended February 28, 2021	8.72	0.24	(0.01)	0.23	(0.24)	(0.14)	(0.38)
Year Ended February 29, 2020	8.10	0.27	0.63	0.90	(0.28)	—	(0.28)
Year Ended February 28, 2019	8.10	0.26	— (f)	0.26	(0.26)	—	(0.26)
Year Ended February 28, 2018	8.22	0.25	(0.13)	0.12	(0.24)	—	(0.24)
Year Ended February 28, 2017	8.15	0.23	0.07	0.30	(0.23)	—	(0.23)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

416	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.62	1.84%	$1,959,230	0.74%	2.13%	0.88%	36%
8.56	2.29	1,774,114	0.74	2.39	0.89	69
8.71	10.74	1,818,636	0.74	2.89	0.90	36
8.10	3.00	1,258,207	0.74	2.88	0.91	51
8.09	0.98	1,016,261	0.74	2.65	0.92	42
8.22	3.34	1,074,610	0.74	2.44	1.03	59

8.68	1.49	135,548	1.38	1.50	1.39	36
8.62	1.62	156,679	1.38	1.75	1.39	69
8.77	10.08	197,747	1.39	2.25	1.40	36
8.15	2.31	174,310	1.39	2.22	1.41	51
8.14	0.43	208,888	1.39	2.00	1.41	42
8.26	2.64	276,380	1.39	1.80	1.48	59

8.61	1.87	3,904,016	0.45	2.42	0.63	36
8.56	2.60	3,743,946	0.45	2.66	0.63	69
8.71	11.06	2,912,783	0.45	3.18	0.65	36
8.10	3.30	1,765,753	0.45	3.19	0.66	51
8.09	1.27	1,179,405	0.45	2.94	0.67	42
8.22	3.74	1,190,948	0.45	2.75	0.74	59

8.62	1.64	45,074	1.13	1.74	1.14	36
8.56	1.90	45,130	1.13	2.00	1.14	69
8.71	10.29	49,308	1.14	2.47	1.20	36
8.10	2.59	20,410	1.14	2.48	1.19	51
8.09	0.69	22,556	1.14	2.25	1.21	42
8.21	2.91	34,380	1.14	2.05	1.41	59

8.60	1.65	8,203	0.88	2.00	0.89	36
8.55	2.15	10,247	0.88	2.23	0.89	69
8.70	10.59	9,629	0.90	2.73	0.91	36
8.09	2.85	4,976	0.89	2.70	0.91	51
8.08	0.91	7,688	0.89	2.48	0.93	42
8.21	(1.07)	20	0.93	2.22	0.95	59

8.61	1.90	5,962	0.63	2.24	0.64	36
8.55	2.41	5,470	0.63	2.48	0.64	69
8.70	10.86	4,057	0.64	3.00	0.65	36
8.09	2.99	3,461	0.64	3.05	0.66	51
8.09	1.21	773	0.64	2.76	0.87	42
8.21	(0.95)	20	0.68	2.46	0.70	59

8.62	1.97	18,619	0.47	2.40	0.48	36
8.56	2.56	17,667	0.47	2.65	0.49	69
8.71	11.02	19,644	0.49	3.16	0.50	36
8.10	3.27	15,665	0.48	3.22	0.51	51
8.09	1.23	1,810	0.49	2.90	0.57	42
8.22	(0.75)	20	0.49	2.65	0.51	59

8.62	1.91	10,449,592	0.37	2.50	0.38	36
8.57	2.67	10,078,873	0.37	2.75	0.39	69
8.72	11.25	10,324,832	0.39	3.26	0.39	36
8.10	3.23	10,447,374	0.39	3.24	0.41	51
8.10	1.46	9,043,535	0.39	2.99	0.41	42
8.22	3.68	4,548,970	0.39	2.79	0.42	59

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	417

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Floating Rate Income Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$8.93	$0.15	$0.02	$0.17	$(0.17)
Year Ended February 28, 2021	8.93	0.32	(0.01)	0.31	(0.31)
Year Ended February 29, 2020	9.23	0.46	(0.32)	0.14	(0.44)
September 1, 2018 through February 28, 2019 (f)	9.37	0.21	(0.13)	0.08	(0.22)
Year Ended August 31, 2018	9.41	0.36	(0.05)	0.31	(0.35)
Year Ended August 31, 2017	9.36	0.35	0.05	0.40	(0.35)
Year Ended August 31, 2016	9.56	0.40	(0.20)	0.20	(0.40)

Class C
Six Months Ended August 31, 2021 (Unaudited)	8.90	0.12	0.02	0.14	(0.14)
Year Ended February 28, 2021	8.90	0.28	(0.01)	0.27	(0.27)
Year Ended February 29, 2020	9.20	0.40	(0.31)	0.09	(0.39)
September 1, 2018 through February 28, 2019 (f)	9.34	0.19	(0.13)	0.06	(0.20)
Year Ended August 31, 2018	9.38	0.31	(0.05)	0.26	(0.30)
Year Ended August 31, 2017	9.34	0.31	0.04	0.35	(0.31)
Year Ended August 31, 2016	9.54	0.35	(0.19)	0.16	(0.36)

Class I
Six Months Ended August 31, 2021 (Unaudited)	8.93	0.16	0.02	0.18	(0.18)
Year Ended February 28, 2021	8.93	0.34	(0.01)	0.33	(0.33)
Year Ended February 29, 2020	9.23	0.47	(0.31)	0.16	(0.46)
September 1, 2018 through February 28, 2019 (f)	9.37	0.22	(0.13)	0.09	(0.23)
Year Ended August 31, 2018	9.41	0.39	(0.05)	0.34	(0.38)
Year Ended August 31, 2017	9.37	0.37	0.05	0.42	(0.38)
Year Ended August 31, 2016	9.57	0.42	(0.19)	0.23	(0.43)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	8.93	0.16	0.02	0.18	(0.18)
Year Ended February 28, 2021	8.93	0.35	(0.01)	0.34	(0.34)
Year Ended February 29, 2020	9.24	0.48	(0.32)	0.16	(0.47)
September 1, 2018 through February 28, 2019 (f)	9.37	0.23	(0.12)	0.11	(0.24)
Year Ended August 31, 2018	9.41	0.40	(0.06)	0.34	(0.38)
Year Ended August 31, 2017	9.37	0.39	0.04	0.43	(0.39)
Year Ended August 31, 2016	9.57	0.43	(0.19)	0.24	(0.44)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	The Fund changed its fiscal year end from August 31st to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

418	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.93	1.90%	$35,676	1.00%	3.24%	1.20%	27%
8.93	3.77	23,591	0.99	3.69	1.18	36
8.93	1.49	31,754	0.99	5.05	1.20	46
9.23	0.87	120,066	0.99	4.58	1.17	12
9.37	3.38	170,374	0.98	3.88	1.16	38
9.41	4.36	88,390	0.98	3.76	1.18	51
9.36	2.30	83,254	0.99	4.29	1.22	41

8.90	1.64	8,643	1.50	2.74	1.72	27
8.90	3.25	8,970	1.49	3.27	1.69	36
8.90	1.00	15,886	1.49	4.36	1.68	46
9.20	0.63	23,816	1.49	4.09	1.67	12
9.34	2.87	22,641	1.48	3.35	1.67	38
9.38	3.74	26,114	1.48	3.25	1.69	51
9.34	1.78	21,937	1.49	3.79	1.73	41

8.93	2.02	252,781	0.75	3.49	0.94	27
8.93	4.03	262,775	0.74	3.97	0.92	36
8.93	1.76	388,979	0.74	5.19	0.91	46
9.23	1.00	1,017,750	0.74	4.82	0.90	12
9.37	3.63	1,460,764	0.73	4.11	0.91	38
9.41	4.51	1,329,888	0.73	3.96	0.91	51
9.37	2.55	868,497	0.74	4.51	0.91	41

8.93	2.05	326,438	0.68	3.55	0.69	27
8.93	4.11	300,278	0.66	4.12	0.67	36
8.93	1.76	569,567	0.64	5.21	0.66	46
9.24	1.16	1,060,089	0.64	4.93	0.65	12
9.37	3.73	1,420,279	0.63	4.21	0.66	38
9.41	4.61	971,417	0.63	4.10	0.66	51
9.37	2.65	837,611	0.64	4.67	0.66	41

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	419

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Government Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$11.05	$0.06	$0.03	$0.09	$(0.07)	$—	$(0.07)
Year Ended February 28, 2021	11.16	0.14	(0.09)	0.05	(0.14)	(0.02)	(0.16)
Year Ended February 29, 2020	10.32	0.23	0.84	1.07	(0.23)	—	(0.23)
Year Ended February 28, 2019	10.27	0.23	0.04	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2018	10.54	0.22	(0.26)	(0.04)	(0.22)	(0.01)	(0.23)
Year Ended February 28, 2017	10.86	0.22	(0.28)	(0.06)	(0.22)	(0.04)	(0.26)

Class C
Six Months Ended August 31, 2021 (Unaudited)	11.01	0.03	0.02	0.05	(0.03)	—	(0.03)
Year Ended February 28, 2021	11.12	0.08	(0.09)	(0.01)	(0.08)	(0.02)	(0.10)
Year Ended February 29, 2020	10.29	0.16	0.83	0.99	(0.16)	—	(0.16)
Year Ended February 28, 2019	10.24	0.17	0.04	0.21	(0.16)	—	(0.16)
Year Ended February 28, 2018	10.50	0.15	(0.25)	(0.10)	(0.15)	(0.01)	(0.16)
Year Ended February 28, 2017	10.83	0.15	(0.29)	(0.14)	(0.15)	(0.04)	(0.19)

Class I
Six Months Ended August 31, 2021 (Unaudited)	11.04	0.08	0.02	0.10	(0.08)	—	(0.08)
Year Ended February 28, 2021	11.15	0.17	(0.09)	0.08	(0.17)	(0.02)	(0.19)
Year Ended February 29, 2020	10.32	0.25	0.83	1.08	(0.25)	—	(0.25)
Year Ended February 28, 2019	10.26	0.25	0.06	0.31	(0.25)	—	(0.25)
Year Ended February 28, 2018	10.53	0.25	(0.26)	(0.01)	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2017	10.86	0.25	(0.29)	(0.04)	(0.25)	(0.04)	(0.29)

Class R2
Six Months Ended August 31, 2021 (Unaudited)	11.04	0.05	0.02	0.07	(0.05)	—	(0.05)
Year Ended February 28, 2021	11.15	0.11	(0.10)	0.01	(0.10)	(0.02)	(0.12)
Year Ended February 29, 2020	10.31	0.19	0.84	1.03	(0.19)	—	(0.19)
Year Ended February 28, 2019	10.26	0.19	0.05	0.24	(0.19)	—	(0.19)
Year Ended February 28, 2018	10.53	0.19	(0.26)	(0.07)	(0.19)	(0.01)	(0.20)
Year Ended February 28, 2017	10.85	0.20	(0.28)	(0.08)	(0.20)	(0.04)	(0.24)

Class R3
Six Months Ended August 31, 2021 (Unaudited)	11.04	0.06	0.02	0.08	(0.06)	—	(0.06)
Year Ended February 28, 2021	11.15	0.13	(0.09)	0.04	(0.13)	(0.02)	(0.15)
Year Ended February 29, 2020	10.32	0.21	0.84	1.05	(0.22)	—	(0.22)
Year Ended February 28, 2019	10.27	0.22	0.05	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2018	10.53	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)
September 9, 2016 (f) through February 28, 2017	10.90	0.09	(0.32)	(0.23)	(0.10)	(0.04)	(0.14)

Class R4
Six Months Ended August 31, 2021 (Unaudited)	11.03	0.07	0.04	0.11	(0.08)	—	(0.08)
Year Ended February 28, 2021	11.15	0.16	(0.10)	0.06	(0.16)	(0.02)	(0.18)
Year Ended February 29, 2020	10.31	0.24	0.84	1.08	(0.24)	—	(0.24)
Year Ended February 28, 2019	10.26	0.24	0.05	0.29	(0.24)	—	(0.24)
Year Ended February 28, 2018	10.53	0.24	(0.26)	(0.02)	(0.24)	(0.01)	(0.25)
September 9, 2016 (f) through February 28, 2017	10.90	0.10	(0.32)	(0.22)	(0.11)	(0.04)	(0.15)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	11.04	0.09	0.02	0.11	(0.09)	—	(0.09)
Year Ended February 28, 2021	11.15	0.19	(0.09)	0.10	(0.19)	(0.02)	(0.21)
Year Ended February 29, 2020	10.31	0.27	0.84	1.11	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.26	0.27	0.05	0.32	(0.27)	—	(0.27)
Year Ended February 28, 2018	10.53	0.26	(0.26)	— (g)	(0.26)	(0.01)	(0.27)
August 1, 2016 (f) through February 28, 2017	10.97	0.14	(0.40)	(0.26)	(0.14)	(0.04)	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

420	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.07	0.80%	$465,616	0.75%	1.17%	0.89%	4%
11.05	0.41	493,321	0.74	1.28	0.89	55
11.16	10.43	441,395	0.74	2.11	0.91	12
10.32	2.71	378,477	0.74	2.22	0.93	10
10.27	(0.43)	432,065	0.74	2.08	0.94	15
10.54	(0.57)	527,069	0.74	2.07	1.13	15

11.03	0.49	38,157	1.35	0.56	1.39	4
11.01	(0.18)	49,005	1.34	0.67	1.39	55
11.12	9.69	40,117	1.36	1.49	1.41	12
10.29	2.09	33,288	1.35	1.62	1.42	10
10.24	(0.96)	42,602	1.36	1.46	1.43	15
10.50	(1.36)	67,251	1.43	1.38	1.49	15

11.06	0.93	1,570,538	0.48	1.44	0.63	4
11.04	0.68	1,718,670	0.47	1.54	0.63	55
11.15	10.63	1,277,275	0.47	2.37	0.65	12
10.32	3.09	892,985	0.47	2.49	0.67	10
10.26	(0.16)	581,435	0.47	2.35	0.69	15
10.53	(0.38)	640,915	0.47	2.34	0.83	15

11.06	0.62	25,089	1.10	0.81	1.16	4
11.04	0.06	29,763	1.08	0.93	1.15	55
11.15	10.05	34,898	1.09	1.77	1.18	12
10.31	2.36	41,890	1.09	1.87	1.19	10
10.26	(0.74)	50,768	1.06	1.76	1.23	15
10.53	(0.82)	57,838	0.99	1.82	1.42	15

11.06	0.75	33,290	0.85	1.07	0.88	4
11.04	0.32	33,440	0.84	1.18	0.88	55
11.15	10.23	23,849	0.84	1.99	0.90	12
10.32	2.62	14,896	0.84	2.11	0.92	10
10.27	(0.40)	3,696	0.84	1.99	0.95	15
10.53	(2.18)	499	0.83	1.89	0.93	15

11.06	0.96	24,831	0.60	1.32	0.63	4
11.03	0.48	28,607	0.59	1.41	0.63	55
11.15	10.61	7,982	0.59	2.24	0.65	12
10.31	2.88	4,367	0.59	2.37	0.67	10
10.26	(0.27)	757	0.59	2.25	1.01	15
10.53	(2.09)	33	0.64	2.01	0.72	15

11.06	1.00	736,797	0.35	1.57	0.38	4
11.04	0.81	797,220	0.34	1.67	0.38	55
11.15	10.89	568,339	0.34	2.49	0.40	12
10.31	3.12	347,741	0.34	2.62	0.42	10
10.26	(0.03)	203,083	0.34	2.49	0.42	15
10.53	(2.37)	66,335	0.34	2.33	0.43	15

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	421

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan High Yield Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$7.12	$0.16	$0.17	$0.33	$(0.18)
Year Ended February 28, 2021	7.07	0.30	0.06	0.36	(0.31)
Year Ended February 29, 2020	7.13	0.38	(0.05)	0.33	(0.39)
Year Ended February 28, 2019	7.28	0.39	(0.14)	0.25	(0.40)
Year Ended February 28, 2018	7.44	0.39	(0.15)	0.24	(0.40)
Year Ended February 28, 2017	6.65	0.39	0.79	1.18	(0.39)

Class C
Six Months Ended August 31, 2021 (Unaudited)	7.14	0.14	0.17	0.31	(0.16)
Year Ended February 28, 2021	7.09	0.27	0.06	0.33	(0.28)
Year Ended February 29, 2020	7.14	0.35	(0.05)	0.30	(0.35)
Year Ended February 28, 2019	7.30	0.36	(0.16)	0.20	(0.36)
Year Ended February 28, 2018	7.45	0.35	(0.14)	0.21	(0.36)
Year Ended February 28, 2017	6.66	0.35	0.79	1.14	(0.35)

Class I
Six Months Ended August 31, 2021 (Unaudited)	7.17	0.17	0.15	0.32	(0.18)
Year Ended February 28, 2021	7.12	0.32	0.06	0.38	(0.33)
Year Ended February 29, 2020	7.17	0.40	(0.04)	0.36	(0.41)
Year Ended February 28, 2019	7.32	0.41	(0.14)	0.27	(0.42)
Year Ended February 28, 2018	7.48	0.41	(0.15)	0.26	(0.42)
Year Ended February 28, 2017	6.68	0.40	0.80	1.20	(0.40)

Class R2
Six Months Ended August 31, 2021 (Unaudited)	7.11	0.15	0.16	0.31	(0.16)
Year Ended February 28, 2021	7.06	0.28	0.06	0.34	(0.29)
Year Ended February 29, 2020	7.12	0.36	(0.06)	0.30	(0.36)
Year Ended February 28, 2019	7.27	0.37	(0.14)	0.23	(0.38)
Year Ended February 28, 2018	7.43	0.37	(0.15)	0.22	(0.38)
Year Ended February 28, 2017	6.64	0.36	0.80	1.16	(0.37)

Class R3
Six Months Ended August 31, 2021 (Unaudited)	7.17	0.16	0.16	0.32	(0.17)
Year Ended February 28, 2021	7.12	0.29	0.07	0.36	(0.31)
Year Ended February 29, 2020	7.17	0.38	(0.05)	0.33	(0.38)
Year Ended February 28, 2019	7.32	0.39	(0.15)	0.24	(0.39)
August 21, 2017 (f) through February 28, 2018	7.45	0.20	(0.10)	0.10	(0.23)

Class R4
Six Months Ended August 31, 2021 (Unaudited)	7.17	0.17	0.16	0.33	(0.18)
Year Ended February 28, 2021	7.12	0.31	0.06	0.37	(0.32)
Year Ended February 29, 2020	7.17	0.39	(0.04)	0.35	(0.40)
Year Ended February 28, 2019	7.32	0.41	(0.15)	0.26	(0.41)
August 21, 2017 (f) through February 28, 2018	7.45	0.21	(0.10)	0.11	(0.24)

Class R5
Six Months Ended August 31, 2021 (Unaudited)	7.19	0.17	0.16	0.33	(0.19)
Year Ended February 28, 2021	7.13	0.33	0.06	0.39	(0.33)
Year Ended February 29, 2020	7.18	0.41	(0.05)	0.36	(0.41)
Year Ended February 28, 2019	7.33	0.42	(0.15)	0.27	(0.42)
Year Ended February 28, 2018	7.49	0.42	(0.16)	0.26	(0.42)
Year Ended February 28, 2017	6.69	0.41	0.80	1.21	(0.41)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	7.17	0.18	0.16	0.34	(0.19)
Year Ended February 28, 2021	7.12	0.33	0.06	0.39	(0.34)
Year Ended February 29, 2020	7.17	0.41	(0.04)	0.37	(0.42)
Year Ended February 28, 2019	7.32	0.43	(0.15)	0.28	(0.43)
Year Ended February 28, 2018	7.48	0.42	(0.15)	0.27	(0.43)
Year Ended February 28, 2017	6.68	0.41	0.80	1.21	(0.41)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

422	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$7.27	4.62%	$447,852	1.00%	4.36%	1.10%	14%
7.12	5.51	400,076	0.98	4.46	1.11	52
7.07	4.70	496,262	0.99	5.31	1.16	60
7.13	3.62	550,227	0.99	5.52	1.22	47
7.28	3.30	632,060	0.99	5.27	1.23	47
7.44	18.04	977,249	0.99	5.38	1.32	52

7.29	4.33	47,597	1.50	3.88	1.60	14
7.14	4.95	53,033	1.48	4.01	1.60	52
7.09	4.30	94,217	1.49	4.81	1.65	60
7.14	2.95	129,121	1.49	5.01	1.72	47
7.30	2.92	158,458	1.49	4.77	1.72	47
7.45	17.38	211,878	1.52	4.84	1.81	52

7.31	4.57	1,924,007	0.75	4.63	0.84	14
7.17	5.74	2,092,183	0.73	4.59	0.84	52
7.12	5.07	1,401,211	0.74	5.57	0.92	60
7.17	3.86	3,482,173	0.74	5.77	1.00	47
7.32	3.54	3,322,653	0.74	5.52	0.99	47
7.48	18.40	6,435,665	0.77	5.58	1.10	52

7.26	4.43	4,772	1.35	4.02	1.42	14
7.11	5.15	5,390	1.33	4.11	1.45	52
7.06	4.33	5,636	1.34	4.95	1.50	60
7.12	3.27	6,679	1.34	5.16	1.58	47
7.27	2.97	7,794	1.33	4.94	1.59	47
7.43	17.74	8,591	1.29	5.08	1.79	52

7.32	4.52	317	1.09	4.34	1.10	14
7.17	5.38	635	1.07	4.31	1.12	52
7.12	4.71	383	1.09	5.19	1.15	60
7.17	3.51	316	1.09	5.50	1.30	47
7.32	1.34	20	1.09	5.20	1.25	47

7.32	4.67	56	0.84	4.51	0.89	14
7.17	5.64	37	0.82	4.61	2.00	52
7.12	4.97	35	0.84	5.47	1.11	60
7.17	3.77	53	0.84	5.70	1.37	47
7.32	1.49	27	0.84	5.47	1.01	47

7.33	4.59	12,194	0.70	4.68	0.70	14
7.19	5.92	12,338	0.68	4.87	0.71	52
7.13	5.11	28,706	0.69	5.61	0.75	60
7.18	3.91	55,422	0.69	5.80	0.82	47
7.33	3.59	72,349	0.69	5.58	0.82	47
7.49	18.40	70,096	0.72	5.64	0.86	52

7.32	4.80	3,983,471	0.59	4.79	0.59	14
7.17	5.90	5,223,891	0.57	4.76	0.59	52
7.12	5.23	4,787,122	0.59	5.70	0.64	60
7.17	4.02	4,335,468	0.59	5.92	0.71	47
7.32	3.70	4,829,597	0.59	5.68	0.71	47
7.48	18.49	5,558,568	0.65	5.71	0.73	52

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	423

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Income Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$9.52	$0.17	$0.03	$0.20	$(0.18)	$—		$(0.18)
Year Ended February 28, 2021	9.69	0.40	(0.14)	0.26	(0.42)	(0.01)		(0.43)
Year Ended February 29, 2020	9.32	0.45	0.38	0.83	(0.46)	—	(g)	(0.46)
Year Ended February 28, 2019	9.36	0.47	(0.04)	0.43	(0.47)	—		(0.47)
Year Ended February 28, 2018	9.54	0.50	(0.19)	0.31	(0.49)	—		(0.49)
Year Ended February 28, 2017	9.10	0.49	0.44	0.93	(0.49)	—		(0.49)

Class C
Six Months Ended August 31, 2021 (Unaudited)	9.52	0.14	0.03	0.17	(0.15)	—		(0.15)
Year Ended February 28, 2021	9.69	0.34	(0.13)	0.21	(0.37)	(0.01)		(0.38)
Year Ended February 29, 2020	9.32	0.40	0.38	0.78	(0.41)	—	(g)	(0.41)
Year Ended February 28, 2019	9.36	0.42	(0.04)	0.38	(0.42)	—		(0.42)
Year Ended February 28, 2018	9.54	0.44	(0.19)	0.25	(0.43)	—		(0.43)
Year Ended February 28, 2017	9.10	0.45	0.43	0.88	(0.44)	—		(0.44)

Class I
Six Months Ended August 31, 2021 (Unaudited)	9.51	0.18	0.03	0.21	(0.19)	—		(0.19)
Year Ended February 28, 2021	9.68	0.41	(0.13)	0.28	(0.44)	(0.01)		(0.45)
Year Ended February 29, 2020	9.31	0.48	0.37	0.85	(0.48)	—	(g)	(0.48)
Year Ended February 28, 2019	9.35	0.50	(0.05)	0.45	(0.49)	—		(0.49)
Year Ended February 28, 2018	9.53	0.53	(0.20)	0.33	(0.51)	—		(0.51)
Year Ended February 28, 2017	9.10	0.52	0.42	0.94	(0.51)	—		(0.51)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	9.51	0.18	0.03	0.21	(0.19)	—		(0.19)
Year Ended February 28, 2021	9.68	0.41	(0.13)	0.28	(0.44)	(0.01)		(0.45)
Year Ended February 29, 2020	9.31	0.47	0.39	0.86	(0.49)	—	(g)	(0.49)
Year Ended February 28, 2019	9.35	0.50	(0.05)	0.45	(0.49)	—		(0.49)
Year Ended February 28, 2018	9.53	0.52	(0.19)	0.33	(0.51)	—		(0.51)
Year Ended February 28, 2017	9.09	0.53	0.43	0.96	(0.52)	—		(0.52)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

Commencing on February 28, 2019, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 28, 2019, for the year ended February 29, 2020, for the year ended February 28, 2021 and six months ended August 31, 2021, the Fund did not transact in securities sold short.

(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

424	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (excluding securities sold short) (c)(f)	Portfolio turnover rate (including securities sold short) (c)(f)

$9.54	2.10%	$727,361	0.65%	3.45%	0.90%	21%	—%
9.52	2.99	652,967	0.65	4.34	0.91	69	—
9.69	9.10	838,317	0.65	4.72	0.97	77	—
9.32	4.74	280,513	0.64	5.15	1.08	54	62
9.36	3.25	80,060	0.65	5.22	1.24	40	—
9.54	10.36	22,787	0.75	5.21	1.62	59	—

9.54	1.83	1,017,176	1.20	2.90	1.40	21	—
9.52	2.41	989,123	1.19	3.73	1.41	69	—
9.69	8.52	939,761	1.21	4.16	1.46	77	—
9.32	4.16	74,767	1.19	4.60	1.58	54	62
9.36	2.69	18,564	1.20	4.65	1.76	40	—
9.54	9.76	2,085	1.24	4.70	2.15	59	—

9.53	2.22	7,719,175	0.40	3.67	0.65	21	—
9.51	3.26	5,261,057	0.40	4.50	0.66	69	—
9.68	9.39	3,652,760	0.40	4.95	0.71	77	—
9.31	5.03	113,854	0.39	5.45	0.83	54	62
9.35	3.52	19,319	0.39	5.60	1.04	40	—
9.53	10.53	34,667	0.46	5.52	1.34	59	—

9.53	2.22	3,481,755	0.39	3.69	0.40	21	—
9.51	3.27	2,208,975	0.40	4.42	0.41	69	—
9.68	9.40	643,056	0.40	4.96	0.46	77	—
9.31	5.04	82,376	0.39	5.37	0.59	54	62
9.35	3.53	71,862	0.39	5.51	0.69	40	—
9.53	10.76	22	0.40	5.58	2.27	59	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	425

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Inflation Managed Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$10.73	$0.14	$0.24	$0.38	$(0.14)
Year Ended February 28, 2021	10.44	0.16	0.29	0.45	(0.16)
Year Ended February 29, 2020	10.04	0.24	0.39	0.63	(0.23)
Year Ended February 28, 2019	10.15	0.22	(0.11)	0.11	(0.22)
Year Ended February 28, 2018	10.34	0.20	(0.19)	0.01	(0.20)
Year Ended February 28, 2017	10.14	0.18	0.19	0.37	(0.17)

Class C
Six Months Ended August 31, 2021 (Unaudited)	10.67	0.10	0.24	0.34	(0.10)
Year Ended February 28, 2021	10.39	0.10	0.28	0.38	(0.10)
Year Ended February 29, 2020	9.98	0.18	0.40	0.58	(0.17)
Year Ended February 28, 2019	10.09	0.15	(0.10)	0.05	(0.16)
Year Ended February 28, 2018	10.29	0.13	(0.19)	(0.06)	(0.14)
Year Ended February 28, 2017	10.09	0.11	0.20	0.31	(0.11)

Class I
Six Months Ended August 31, 2021 (Unaudited)	10.72	0.15	0.25	0.40	(0.15)
Year Ended February 28, 2021	10.44	0.18	0.28	0.46	(0.18)
Year Ended February 29, 2020	10.04	0.26	0.39	0.65	(0.25)
Year Ended February 28, 2019	10.15	0.24	(0.11)	0.13	(0.24)
Year Ended February 28, 2018	10.34	0.22	(0.19)	0.03	(0.22)
Year Ended February 28, 2017	10.14	0.20	0.19	0.39	(0.19)

Class R5
Six Months Ended August 31, 2021 (Unaudited)	10.77	0.15	0.25	0.40	(0.15)
Year Ended February 28, 2021	10.48	0.19	0.29	0.48	(0.19)
Year Ended February 29, 2020	10.08	0.26	0.40	0.66	(0.26)
Year Ended February 28, 2019	10.19	0.23	(0.10)	0.13	(0.24)
Year Ended February 28, 2018	10.39	0.21	(0.19)	0.02	(0.22)
Year Ended February 28, 2017	10.18	0.20	0.20	0.40	(0.19)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	10.74	0.16	0.25	0.41	(0.16)
Year Ended February 28, 2021	10.46	0.20	0.28	0.48	(0.20)
Year Ended February 29, 2020	10.05	0.27	0.41	0.68	(0.27)
Year Ended February 28, 2019	10.16	0.25	(0.11)	0.14	(0.25)
Year Ended February 28, 2018	10.36	0.22	(0.19)	0.03	(0.23)
Year Ended February 28, 2017	10.15	0.21	0.20	0.41	(0.20)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

426	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.97	3.52%	$33,374	0.74%	2.50%	0.89%	81%
10.73	4.39	23,005	0.74	1.53	0.89	89
10.44	6.39	25,555	0.75	2.30	0.95	146
10.04	1.13	25,681	0.75	2.16	0.98	74
10.15	0.12	22,800	0.74	1.91	0.97	68
10.34	3.63	26,932	0.75	1.76	1.21	41

10.91	3.23	3,243	1.36	1.86	1.40	81
10.67	3.71	2,795	1.36	0.93	1.45	89
10.39	5.83	3,871	1.39	1.74	1.47	146
9.98	0.48	6,004	1.40	1.51	1.50	74
10.09	(0.63)	5,644	1.38	1.24	1.50	68
10.29	3.05	5,807	1.39	1.08	1.58	41

10.97	3.72	209,204	0.54	2.68	0.64	81
10.72	4.50	188,781	0.54	1.74	0.63	89
10.44	6.57	175,319	0.58	2.52	0.70	146
10.04	1.28	199,425	0.60	2.34	0.72	74
10.15	0.26	206,975	0.58	2.12	0.72	68
10.34	3.83	558,497	0.60	1.91	0.73	41

11.02	3.76	16,077	0.44	2.79	0.49	81
10.77	4.68	13,537	0.44	1.83	0.49	89
10.48	6.62	14,442	0.51	2.57	0.55	146
10.08	1.33	13,938	0.55	2.33	0.57	74
10.19	0.23	5,945	0.53	2.00	0.57	68
10.39	3.95	711	0.52	1.94	0.53	41

10.99	3.82	1,120,075	0.34	2.86	0.39	81
10.74	4.70	1,172,321	0.34	1.93	0.38	89
10.46	6.84	1,169,195	0.42	2.62	0.44	146
10.05	1.41	859,081	0.47	2.46	0.47	74
10.16	0.31	1,199,612	0.45	2.14	0.47	68
10.36	4.05	855,276	0.47	2.02	0.47	41

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	427

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Limited Duration Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$10.18	$0.04	$(0.03)	$0.01	$(0.04)
Year Ended February 28, 2021	10.17	0.11	0.01	0.12	(0.11)
Year Ended February 29, 2020	10.00	0.22	0.17	0.39	(0.22)
Year Ended February 28, 2019	9.98	0.21	0.02	0.23	(0.21)
Year Ended February 28, 2018	9.99	0.14	(0.01)	0.13	(0.14)
Year Ended February 28, 2017	9.97	0.09	0.02	0.11	(0.09)

Class C
Six Months Ended August 31, 2021 (Unaudited)	10.07	0.01	(0.03)	(0.02)	(0.01)
Year Ended February 28, 2021	10.06	0.06	0.02	0.08	(0.07)
Year Ended February 29, 2020	9.89	0.17	0.17	0.34	(0.17)
Year Ended February 28, 2019	9.87	0.16	0.02	0.18	(0.16)
Year Ended February 28, 2018	9.88	0.08	(0.01)	0.07	(0.08)
Year Ended February 28, 2017	9.86	0.04	0.02	0.06	(0.04)

Class I
Six Months Ended August 31, 2021 (Unaudited)	10.18	0.05	(0.03)	0.02	(0.05)
Year Ended February 28, 2021	10.17	0.14	0.01	0.15	(0.14)
Year Ended February 29, 2020	10.00	0.24	0.18	0.42	(0.25)
Year Ended February 28, 2019	9.98	0.24	0.02	0.26	(0.24)
Year Ended February 28, 2018	9.99	0.16	(0.01)	0.15	(0.16)
Year Ended February 28, 2017	9.96	0.11	0.04	0.15	(0.12)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	10.20	0.06	(0.03)	0.03	(0.06)
Year Ended February 28, 2021	10.19	0.16	0.01	0.17	(0.16)
Year Ended February 29, 2020	10.01	0.27	0.18	0.45	(0.27)
Year Ended February 28, 2019	9.99	0.26	0.02	0.28	(0.26)
Year Ended February 28, 2018	10.00	0.18	(0.01)	0.17	(0.18)
Year Ended February 28, 2017	9.98	0.13	0.03	0.16	(0.14)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

428	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.15	0.06%	$217,199	0.69%	0.69%	0.81%	14%
10.18	1.25	221,393	0.68	1.10	0.81	35
10.17	3.96	189,571	0.69	2.18	0.85	27
10.00	2.34	152,859	0.68	2.14	0.88	28
9.98	1.27	121,268	0.68	1.37	0.89	22
9.99	1.13	149,919	0.68	0.89	0.95	21

10.04	(0.19)	18,081	1.19	0.19	1.31	14
10.07	0.76	21,327	1.18	0.62	1.31	35
10.06	3.49	21,366	1.19	1.68	1.36	27
9.89	1.86	20,632	1.18	1.64	1.38	28
9.87	0.76	17,540	1.18	0.83	1.39	22
9.88	0.63	41,003	1.18	0.39	1.44	21

10.15	0.19	308,070	0.44	0.94	0.55	14
10.18	1.50	387,185	0.43	1.36	0.55	35
10.17	4.22	342,871	0.44	2.43	0.60	27
10.00	2.59	281,354	0.43	2.40	0.62	28
9.98	1.53	214,976	0.43	1.62	0.62	22
9.99	1.47	238,500	0.43	1.14	0.65	21

10.17	0.29	853,863	0.24	1.14	0.30	14
10.20	1.70	859,503	0.23	1.55	0.30	35
10.19	4.53	743,297	0.24	2.63	0.35	27
10.01	2.79	652,843	0.23	2.58	0.37	28
9.99	1.73	658,067	0.23	1.82	0.37	22
10.00	1.58	757,219	0.23	1.35	0.37	21

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	429

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mortgage-Backed Securities Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$11.82	$0.07	$— (f)	$0.07	$(0.07)	$—	$(0.07)
Year Ended February 28, 2021	11.87	0.25	0.04	0.29	(0.24)	(0.10)	(0.34)
Year Ended February 29, 2020	11.31	0.33	0.59	0.92	(0.32)	(0.04)	(0.36)
Year Ended February 28, 2019	11.25	0.33	0.06	0.39	(0.33)	—	(0.33)
Year Ended February 28, 2018	11.45	0.34	(0.21)	0.13	(0.33)	—	(0.33)
Year Ended February 28, 2017	11.66	0.29	(0.21)	0.08	(0.28)	(0.01)	(0.29)

Class C
Six Months Ended August 31, 2021 (Unaudited)	11.46	0.04	0.01	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2021	11.52	0.18	0.04	0.22	(0.18)	(0.10)	(0.28)
Year Ended February 29, 2020	10.99	0.27	0.57	0.84	(0.27)	(0.04)	(0.31)
Year Ended February 28, 2019	10.95	0.27	0.04	0.31	(0.27)	—	(0.27)
Year Ended February 28, 2018	11.15	0.27	(0.20)	0.07	(0.27)	—	(0.27)
Year Ended February 28, 2017	11.36	0.23	(0.20)	0.03	(0.23)	(0.01)	(0.24)

Class I
Six Months Ended August 31, 2021 (Unaudited)	11.50	0.08	— (f)	0.08	(0.09)	—	(0.09)
Year Ended February 28, 2021	11.55	0.27	0.05	0.32	(0.27)	(0.10)	(0.37)
Year Ended February 29, 2020	11.02	0.35	0.57	0.92	(0.35)	(0.04)	(0.39)
Year Ended February 28, 2019	10.97	0.35	0.05	0.40	(0.35)	—	(0.35)
Year Ended February 28, 2018	11.18	0.36	(0.21)	0.15	(0.36)	—	(0.36)
Year Ended February 28, 2017	11.38	0.31	(0.19)	0.12	(0.31)	(0.01)	(0.32)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	11.49	0.09	0.01	0.10	(0.10)	—	(0.10)
Year Ended February 28, 2021	11.55	0.28	0.05	0.33	(0.29)	(0.10)	(0.39)
Year Ended February 29, 2020	11.01	0.37	0.58	0.95	(0.37)	(0.04)	(0.41)
Year Ended February 28, 2019	10.97	0.37	0.04	0.41	(0.37)	—	(0.37)
Year Ended February 28, 2018	11.17	0.37	(0.19)	0.18	(0.38)	—	(0.38)
Year Ended February 28, 2017	11.38	0.33	(0.20)	0.13	(0.33)	(0.01)	(0.34)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

430	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.82	0.63%	$200,238	0.63%	1.22%	0.85%	82%
11.82	2.48	194,516	0.63	2.08	0.85	93
11.87	8.25	149,102	0.64	2.88	0.90	23
11.31	3.50	105,957	0.65	2.98	0.98	22
11.25	1.12	109,033	0.65	2.95	0.98	14
11.45	0.69	142,557	0.64	2.48	1.05	27

11.46	0.40	22,631	1.13	0.71	1.35	82
11.46	1.98	22,617	1.13	1.56	1.35	93
11.52	7.69	12,887	1.14	2.38	1.41	23
10.99	2.91	10,062	1.15	2.47	1.48	22
10.95	0.65	11,849	1.15	2.44	1.48	14
11.15	0.22	18,062	1.14	2.00	1.54	27

11.49	0.69	2,303,771	0.38	1.46	0.59	82
11.50	2.81	2,290,016	0.38	2.31	0.60	93
11.55	8.47	1,451,956	0.39	3.13	0.64	23
11.02	3.77	960,112	0.39	3.23	0.71	22
10.97	1.33	888,646	0.40	3.19	0.72	14
11.18	1.06	1,021,648	0.39	2.74	0.76	27

11.49	0.86	2,792,317	0.23	1.61	0.34	82
11.49	2.88	2,599,085	0.23	2.45	0.35	93
11.55	8.73	1,397,964	0.24	3.28	0.39	23
11.01	3.83	1,116,941	0.24	3.37	0.46	22
10.97	1.57	955,347	0.25	3.34	0.47	14
11.17	1.13	1,182,534	0.24	2.89	0.46	27

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	431

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$11.15	$0.04	$(0.04)	$— (f)	$(0.04)	$—	$(0.04)
Year Ended February 28, 2021	11.00	0.15	0.18	0.33	(0.16)	(0.02)	(0.18)
Year Ended February 29, 2020	10.72	0.23	0.28	0.51	(0.23)	—	(0.23)
Year Ended February 28, 2019	10.68	0.17	0.04	0.21	(0.17)	—	(0.17)
Year Ended February 28, 2018	10.81	0.11	(0.13)	(0.02)	(0.11)	—	(0.11)
Year Ended February 28, 2017	10.83	0.07	(0.01)	0.06	(0.07)	(0.01)	(0.08)

Class C
Six Months Ended August 31, 2021 (Unaudited)	11.23	0.01	(0.03)	(0.02)	(0.02)	—	(0.02)
Year Ended February 28, 2021	11.08	0.10	0.18	0.28	(0.11)	(0.02)	(0.13)
Year Ended February 29, 2020	10.80	0.18	0.28	0.46	(0.18)	—	(0.18)
Year Ended February 28, 2019	10.75	0.12	0.05	0.17	(0.12)	—	(0.12)
Year Ended February 28, 2018	10.88	0.05	(0.13)	(0.08)	(0.05)	—	(0.05)
Year Ended February 28, 2017	10.90	0.01	(0.01)	— (f)	(0.01)	(0.01)	(0.02)

Class I
Six Months Ended August 31, 2021 (Unaudited)	11.16	0.05	(0.02)	0.03	(0.06)	—	(0.06)
Year Ended February 28, 2021	11.01	0.17	0.19	0.36	(0.19)	(0.02)	(0.21)
Year Ended February 29, 2020	10.74	0.26	0.27	0.53	(0.26)	—	(0.26)
Year Ended February 28, 2019	10.70	0.20	0.04	0.24	(0.20)	—	(0.20)
Year Ended February 28, 2018	10.83	0.14	(0.13)	0.01	(0.14)	—	(0.14)
Year Ended February 28, 2017	10.84	0.09	0.01	0.10	(0.10)	(0.01)	(0.11)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	11.16	0.05	(0.02)	0.03	(0.06)	—	(0.06)
Year Ended February 28, 2021	11.01	0.18	0.19	0.37	(0.20)	(0.02)	(0.22)
Year Ended February 29, 2020	10.74	0.27	0.27	0.54	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.69	0.22	0.05	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2018	10.83	0.16	(0.13)	0.03	(0.17)	—	(0.17)
Year Ended February 28, 2017	10.84	0.12	— (f)	0.12	(0.12)	(0.01)	(0.13)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

432	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.11	0.04%	$677,082	0.59%	0.65%	0.81%	21%
11.15	3.05	599,105	0.58	1.34	0.82	63
11.00	4.84	305,826	0.66	2.13	0.84	88
10.72	1.99	296,927	0.80	1.60	0.86	80
10.68	(0.16)	386,702	0.80	1.02	0.86	44
10.81	0.55	535,288	0.80	0.61	0.90	37

11.19	(0.22)	31,306	1.09	0.16	1.32	21
11.23	2.52	34,138	1.08	0.87	1.33	63
11.08	4.26	23,359	1.17	1.64	1.35	88
10.80	1.56	29,415	1.30	1.09	1.36	80
10.75	(0.69)	34,926	1.30	0.50	1.36	44
10.88	0.05	89,565	1.30	0.10	1.42	37

11.13	0.25	3,469,125	0.34	0.90	0.56	21
11.16	3.30	2,472,206	0.33	1.53	0.57	63
11.01	4.99	673,511	0.41	2.38	0.59	88
10.74	2.24	738,371	0.55	1.83	0.60	80
10.70	0.08	1,010,587	0.55	1.26	0.60	44
10.83	0.90	2,867,193	0.55	0.83	0.66	37

11.13	0.28	7,794,324	0.28	0.95	0.31	21
11.16	3.36	5,354,423	0.27	1.63	0.32	63
11.01	5.12	2,126,449	0.29	2.51	0.34	88
10.74	2.60	2,099,483	0.30	2.09	0.35	80
10.69	0.25	2,225,633	0.30	1.52	0.35	44
10.83	1.15	2,563,439	0.30	1.10	0.36	37

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	433

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Core Plus Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$9.85	$0.06	$0.01		$0.07	$(0.07)	$—	$(0.07)
Year Ended February 28, 2021	9.74	0.17	0.14		0.31	(0.18)	(0.02)	(0.20)
Year Ended February 29, 2020	9.41	0.24	0.31		0.55	(0.22)	—	(0.22)
Year Ended February 28, 2019	9.40	0.25	—	(f)	0.25	(0.24)	—	(0.24)
Year Ended February 28, 2018	9.59	0.32	(0.19)		0.13	(0.32)	—	(0.32)
Year Ended February 28, 2017	8.87	0.42	0.72		1.14	(0.42)	—	(0.42)

Class C
Six Months Ended August 31, 2021 (Unaudited)	9.83	0.04	—	(f)	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2021	9.72	0.11	0.16		0.27	(0.14)	(0.02)	(0.16)
Year Ended February 29, 2020	9.39	0.18	0.33		0.51	(0.18)	—	(0.18)
Year Ended February 28, 2019	9.38	0.20	—	(f)	0.20	(0.19)	—	(0.19)
Year Ended February 28, 2018	9.57	0.27	(0.19)		0.08	(0.27)	—	(0.27)
Year Ended February 28, 2017	8.85	0.37	0.72		1.09	(0.37)	—	(0.37)

Class I
Six Months Ended August 31, 2021 (Unaudited)	9.85	0.07	0.01		0.08	(0.08)	—	(0.08)
Year Ended February 28, 2021	9.74	0.18	0.16		0.34	(0.21)	(0.02)	(0.23)
Year Ended February 29, 2020	9.40	0.25	0.34		0.59	(0.25)	—	(0.25)
Year Ended February 28, 2019	9.39	0.27	—	(f)	0.27	(0.26)	—	(0.26)
Year Ended February 28, 2018	9.58	0.35	(0.19)		0.16	(0.35)	—	(0.35)
Year Ended February 28, 2017	8.86	0.44	0.72		1.16	(0.44)	—	(0.44)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	9.85	0.08	—	(f)	0.08	(0.08)	—	(0.08)
Year Ended February 28, 2021	9.73	0.21	0.14		0.35	(0.21)	(0.02)	(0.23)
Year Ended February 29, 2020	9.40	0.24	0.35		0.59	(0.26)	—	(0.26)
Year Ended February 28, 2019	9.39	0.28	(0.01)		0.27	(0.26)	—	(0.26)
Year Ended February 28, 2018	9.58	0.35	(0.18)		0.17	(0.36)	—	(0.36)
Year Ended February 28, 2017	8.86	0.45	0.73		1.18	(0.46)	—	(0.46)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

434	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$9.85	0.68%	$473,291	0.63%	1.24%	0.84%	40%
9.85	3.25	364,872	0.63	1.73	0.85	129
9.74	5.95	95,222	0.64	2.46	0.92	157
9.41	2.66	100,349	0.63	2.68	1.05	83
9.40	1.40	9,900	0.77	3.30	1.26	226
9.59	13.07	4,246	0.89	4.43	1.33	77

9.83	0.43	53,603	1.13	0.74	1.34	40
9.83	2.77	42,071	1.13	1.17	1.35	129
9.72	5.45	7,825	1.14	1.92	1.41	157
9.39	2.15	5,019	1.13	2.16	1.58	83
9.38	0.88	1,207	1.29	2.87	1.77	226
9.57	12.55	1,283	1.39	3.93	1.91	77

9.85	0.81	3,535,486	0.38	1.49	0.59	40
9.85	3.49	2,286,573	0.38	1.88	0.60	129
9.74	6.31	187,225	0.39	2.64	0.65	157
9.40	2.90	125,030	0.38	2.92	0.79	83
9.39	1.65	56,434	0.55	3.70	0.97	226
9.58	13.34	125,336	0.64	4.68	1.01	77

9.85	0.84	5,220,065	0.32	1.55	0.34	40
9.85	3.66	3,991,010	0.32	2.12	0.35	129
9.73	6.31	3,531,440	0.32	2.47	0.37	157
9.40	2.95	45,323	0.32	2.97	0.54	83
9.39	1.75	29,580	0.42	3.71	0.72	226
9.58	13.51	34,516	0.49	4.83	0.75	77

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	435

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited)

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 11 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Core Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Core Plus Bond Fund	Class A, Class C, Class I(1), Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Floating Rate Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Government Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6	JPM II	Diversified
JPMorgan High Yield Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Inflation Managed Bond Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Limited Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Mortgage-Backed Securities Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Core Plus Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified

(1)	On June 2, 2020, Class L Shares were converted into Class I Shares. Additionally, as of June 2, 2020, the Class L Shares are no longer offered.

The investment objective of JPMorgan Core Bond Fund (“Core Bond Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of JPMorgan Core Plus Bond Fund (“Core Plus Bond Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of JPMorgan Floating Rate Income Fund (“Floating Rate Income Fund”) is to seek to provide current income with a secondary objective of capital appreciation.

The investment objective of JPMorgan Government Bond Fund (“Government Bond Fund”) is to seek a high level of current income with liquidity and safety of principal.

The investment objective of JPMorgan High Yield Fund (“High Yield Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of JPMorgan Income Fund (“Income Fund”) is to seek to provide income with a secondary objective of capital appreciation.

The investment objective of JPMorgan Inflation Managed Bond Fund (“Inflation Managed Bond Fund”) is to seek to maximize inflation protected total return.

The investment objective of JPMorgan Limited Duration Bond Fund (“Limited Duration Bond Fund”) is to seek a high level of current income consistent with low volatility of principal.

The investment objective of JPMorgan Mortgage-Backed Securities Fund (“Mortgage-Backed Securities Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of JPMorgan Short Duration Bond Fund (‘Short Duration Bond Fund”) is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of JPMorgan Short Duration Core Plus Fund (“Short Duration Core Plus Fund”) is to seek total return consistent with preservation of capital.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

436	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund at August 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	437

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$2,639,702	$686,016		$3,325,718
Collateralized Mortgage Obligations	—	3,016,112	615,502		3,631,614
Commercial Mortgage-Backed Securities	—	2,189,825	211,147		2,400,972
Corporate Bonds	—	10,322,824	—		10,322,824
Foreign Government Securities	—	190,181	—		190,181
Mortgage-Backed Securities	—	5,546,167	—		5,546,167
Municipal Bonds	—	162,225	—		162,225
U.S. Government Agency Securities	—	155,848	—		155,848
U.S. Treasury Obligations	—	8,649,611	—		8,649,611
Short-Term Investments
Investment Companies	2,089,143	—	—		2,089,143

Total Investments in Securities	$2,089,143	$32,872,495	$1,512,665		$36,474,303

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$1,438,567	$856,734		$2,295,301
Collateralized Mortgage Obligations	—	740,768	170,243		911,011
Commercial Mortgage-Backed Securities	—	1,622,936	230,413		1,853,349
Common Stocks
Communications Equipment	—	—	—	(a)	—	(a)
Diversified Financial Services	—	—	4		4
Energy Equipment & Services	—	—	—	(a)	—	(a)
Food & Staples Retailing	—	—	274		274
Independent Power and Renewable Electricity Producers	65	—	—		65
Internet & Direct Marketing Retail	—	—	5,283		5,283
Media	4,469	—	—		4,469
Multiline Retail	215	—	—		215
Oil, Gas & Consumable Fuels	5,828	6,825	—		12,653
Professional Services	—	1,197	—		1,197
Specialty Retail	—	—	408		408

Total Common Stocks	10,577	8,022	5,969		24,568

Convertible Bonds	—	—	683		683
Convertible Preferred Stocks	—	—	3,249		3,249
Corporate Bonds
Aerospace & Defense	—	110,103	—		110,103
Airlines	—	20,077	—		20,077
Auto Components	—	53,814	—		53,814
Automobiles	—	52,952	—		52,952
Banks	—	966,826	—		966,826
Beverages	—	89,921	—		89,921
Biotechnology	—	87,377	—		87,377
Building Products	—	24,337	—		24,337
Capital Markets	—	392,835	—		392,835
Chemicals	—	86,551	—		86,551
Commercial Services & Supplies	—	73,221	—		73,221
Communications Equipment	—	16,999	—		16,999
Construction & Engineering	—	20,113	—		20,113
Construction Materials	—	5,608	—		5,608

438	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Consumer Finance	$—	$170,553	$—	$170,553
Containers & Packaging	—	60,380	—	60,380
Distributors	—	8,018	—	8,018
Diversified Consumer Services	—	6,427	—	6,427
Diversified Financial Services	—	73,764	—	73,764
Diversified Telecommunication Services	—	278,302	—	278,302
Electric Utilities	—	305,140	8	305,148
Electrical Equipment	—	13,691	—	13,691
Electronic Equipment, Instruments & Components	—	13,784	—	13,784
Energy Equipment & Services	—	47,398	—	47,398
Entertainment	—	71,427	—	71,427
Equity Real Estate Investment Trusts (REITs)	—	134,558	—	134,558
Food & Staples Retailing	—	60,783	—	60,783
Food Products	—	55,923	—	55,923
Gas Utilities	—	16,787	—	16,787
Health Care Equipment & Supplies	—	39,773	—	39,773
Health Care Providers & Services	—	287,812	—	287,812
Health Care Technology	—	8,271	—	8,271
Hotels, Restaurants & Leisure	—	108,287	—	108,287
Household Durables	—	47,548	—	47,548
Household Products	—	22,947	—	22,947
Independent Power and Renewable Electricity Producers	—	18,353	—	18,353
Industrial Conglomerates	—	1,162	—	1,162
Insurance	—	80,639	—	80,639
Internet & Direct Marketing Retail	—	7,940	—	7,940
IT Services	—	49,438	—	49,438
Leisure Products	—	7,844	—	7,844
Life Sciences Tools & Services	—	11,353	—	11,353
Machinery	—	17,747	—	17,747
Marine	—	2,715	—	2,715
Media	—	265,958	—	265,958
Metals & Mining	—	128,866	—	128,866
Mortgage Real Estate Investment Trusts (REITs)	—	54,545	—	54,545
Multiline Retail	—	1,504	—	1,504
Multi-Utilities	—	33,600	—	33,600
Oil, Gas & Consumable Fuels	—	502,690	203	502,893
Personal Products	—	8,968	—	8,968
Pharmaceuticals	—	158,810	—	158,810
Real Estate Management & Development	—	11,926	—	11,926
Road & Rail	—	69,660	—	69,660
Semiconductors & Semiconductor Equipment	—	58,566	—	58,566
Software	—	103,070	—	103,070
Specialty Retail	—	73,424	—	73,424
Technology Hardware, Storage & Peripherals	—	65,007	—	65,007
Textiles, Apparel & Luxury Goods	—	7,187	—	7,187
Thrifts & Mortgage Finance	—	51,633	—	51,633
Tobacco	—	73,868	—	73,868
Trading Companies & Distributors	—	62,888	—	62,888
Transportation Infrastructure	—	2,035	—	2,035
Water Utilities	—	1,422	—	1,422
Wireless Telecommunication Services	—	94,720	—	94,720

Total Corporate Bonds	—	5,859,845	211	5,860,056

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	439

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$160,572	$—	$160,572
Loan Assignments
Auto Components	—	4,637	—	4,637
Chemicals	—	1,146	—	1,146
Construction & Engineering	—	—	3,748	3,748
Containers & Packaging	—	8,796	—	8,796
Diversified Telecommunication Services	—	1,507	—	1,507
Electrical Equipment	—	3,179	—	3,179
Food & Staples Retailing	—	1,425	302	1,727
Internet & Direct Marketing Retail	—	5,608	—	5,608
Leisure Products	—	— (a)	16	16
Machinery	—	4,430	—	4,430
Media	—	1,855	—	1,855
Personal Products	—	6,262	—	6,262
Software	—	14,934	—	14,934
Specialty Retail	—	4,635	—	4,635

Total Loan Assignments	—	58,414	4,066	62,480

Mortgage-Backed Securities	—	2,392,800	—	2,392,800
Municipal Bonds	—	28,541	—	28,541
Preferred Stocks	—	—	2,122	2,122
Rights	—	—	140	140
U.S. Government Agency Securities	—	55,648	—	55,648
U.S. Treasury Obligations	—	2,196,155	—	2,196,155
Warrants
Diversified Telecommunication Services	—	—	116	116
Media	—	—	626	626
Oil, Gas & Consumable Fuels	1,268	—	—	1,268

Total Warrants	1,268	—	742	2,010

Short-Term Investments
Investment Companies	1,178,910	—	—	1,178,910
Investment of Cash Collateral from Securities Loaned	491	—	—	491

Total Short-Term Investments	1,179,401	—	—	1,179,401

Total Investments in Securities	$1,191,246	$14,562,268	$1,274,572	$17,028,086

Appreciation in Other Financial Instruments
Forward Currency Contracts	$—	$156	$—	$156
Futures Contracts	1,971	—	—	1,971
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(818)	—	(818)
Futures Contracts	(982)	—	—	(982)
Swaps	—	(810)	—	(810)

Total Net Appreciation/Depreciation in Other Financial Instruments	$989	$(1,472)	$—	$(483)

(a)	Amount rounds to less than one thousand.

440	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Floating Rate Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$—	$—	(a)	$—	(a)
Common Stocks
Food & Staples Retailing	—	—	751		751
Media	2,510	—	—		2,510
Multiline Retail	150	—	—		150
Oil, Gas & Consumable Fuels	1,390	—	—		1,390
Professional Services	—	2,082	—		2,082
Specialty Retail	—	—	720		720

Total Common Stocks	4,050	2,082	1,471		7,603

Convertible Preferred Stocks	—	—	5,731		5,731
Corporate Bonds
Auto Components	—	3,110	—		3,110
Chemicals	—	1,530	—		1,530
Consumer Finance	—	4,012	—		4,012
Diversified Telecommunication Services	—	8,258	—		8,258
Electric Utilities	—	—	113		113
Electrical Equipment	—	2,588	—		2,588
Equity Real Estate Investment Trusts (REITs)	—	1,820	—		1,820
Health Care Providers & Services	—	15,145	—		15,145
Health Care Technology	—	721	—		721
Hotels, Restaurants & Leisure	—	1,282	—		1,282
Household Durables	—	1,118	—		1,118
Media	—	2,150	—		2,150
Oil, Gas & Consumable Fuels	—	2,509	—		2,509
Software	—	1,059	—		1,059
Specialty Retail	—	2,803	—		2,803
Wireless Telecommunication Services	—	1,190	—		1,190

Total Corporate Bonds	—	49,295	113		49,408

Loan Assignments
Aerospace & Defense	—	4,782	—		4,782
Airlines	—	2,522	—		2,522
Auto Components	—	11,369	—		11,369
Beverages	—	3,353	—		3,353
Building Products	—	8,344	—		8,344
Capital Markets	—	2,622	—		2,622
Chemicals	—	23,560	—		23,560
Commercial Services & Supplies	—	15,976	—		15,976
Communications Equipment	—	8,400	—		8,400
Construction & Engineering	—	6,386	—		6,386
Containers & Packaging	—	21,946	—		21,946
Diversified Consumer Services	—	14,958	—		14,958
Diversified Financial Services	—	4,112	—		4,112
Diversified Telecommunication Services	—	21,423	—		21,423
Electric Utilities	—	13,514	—		13,514
Electrical Equipment	—	10,375	—		10,375
Electronic Equipment, Instruments & Components	—	3,005	—		3,005
Entertainment	—	12,130	—		12,130
Equity Real Estate Investment Trusts (REITs)	—	1,287	—		1,287
Food & Staples Retailing	—	7,079	1,862		8,941
Food Products	—	12,131	—		12,131
Health Care Equipment & Supplies	—	3,096	—		3,096
Health Care Providers & Services	—	38,048	—		38,048

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	441

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Floating Rate Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hotels, Restaurants & Leisure	$—	$30,093	$—	$30,093
Household Durables	—	5,362	—	5,362
Independent Power and Renewable Electricity Producers	—	3,533	—	3,533
Insurance	—	8,869	—	8,869
Internet & Direct Marketing Retail	—	8,051	—	8,051
IT Services	—	8,728	—	8,728
Leisure Products	—	2,087	441	2,528
Life Sciences Tools & Services	—	15,442	—	15,442
Machinery	—	16,598	—	16,598
Media	—	40,266	—	40,266
Oil, Gas & Consumable Fuels	—	12,308	—	12,308
Paper & Forest Products	—	683	—	683
Personal Products	—	9,447	—	9,447
Pharmaceuticals	—	11,404	—	11,404
Professional Services	—	3,121	—	3,121
Road & Rail	—	10,038	—	10,038
Software	—	50,033	—	50,033
Specialty Retail	—	23,522	—	23,522
Technology Hardware, Storage & Peripherals	—	7,010	—	7,010
Textiles, Apparel & Luxury Goods	—	3,080	—	3,080
Wireless Telecommunication Services	—	3,039	—	3,039

Total Loan Assignments	—	523,132	2,303	525,435

Warrants
Diversified Telecommunication Services	—	—	133	133
Entertainment	—	21	—	21

Total Warrants	—	21	133	154

Short-Term Investments
Investment Companies	54,359	—	—	54,359

Total Investments in Securities	$58,409	$574,530	$9,751	$642,690

(a)	Value is zero.

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$31,608	$—	$31,608
Collateralized Mortgage Obligations	—	600,349	2,465	602,814
Commercial Mortgage-Backed Securities	—	379,427	—	379,427
Mortgage-Backed Securities	—	702,985	—	702,985
U.S. Government Agency Securities	—	125,006	—	125,006
U.S. Treasury Obligations	—	890,227	—	890,227
Short-Term Investments
Investment Companies	157,495	—	—	157,495

Total Investments in Securities	$157,495	$2,729,602	$2,465	$2,889,562

442	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Communications Equipment	$—	$—	$—	(a)	$—	(a)
Diversified Financial Services	—	—	18		18
Diversified Telecommunication Services	18,966	—	—		18,966
Energy Equipment & Services	—	—	—	(a)	—	(a)
Food & Staples Retailing	—	—	2,771		2,771
Independent Power and Renewable Electricity Producers	11,009	—	—		11,009
Internet & Direct Marketing Retail	—	—	31,770		31,770
Media	12,875	—	—		12,875
Multiline Retail	747	—	—		747
Oil, Gas & Consumable Fuels	60,657	26,936	—		87,593
Professional Services	—	11,015	—		11,015
Specialty Retail	—	—	3,550		3,550

Total Common Stocks	104,254	37,951	38,109		180,314

Convertible Bonds
Hotels, Restaurants & Leisure	—	673	—		673
Media	—	34,244	—		34,244
Oil, Gas & Consumable Fuels	—	—	3,964		3,964

Total Convertible Bonds	—	34,917	3,964		38,881

Convertible Preferred Stocks	—	—	28,255		28,255
Corporate Bonds
Aerospace & Defense	—	76,136	—		76,136
Airlines	—	47,720	—		47,720
Auto Components	—	201,465	—		201,465
Automobiles	—	38,389	—		38,389
Banks	—	46,821	—		46,821
Beverages	—	9,999	—		9,999
Biotechnology	—	7,605	—		7,605
Building Products	—	92,565	—		92,565
Chemicals	—	159,449	—		159,449
Commercial Services & Supplies	—	190,644	—		190,644
Communications Equipment	—	62,722	—		62,722
Construction & Engineering	—	30,706	—		30,706
Consumer Finance	—	165,337	—		165,337
Containers & Packaging	—	140,590	—		140,590
Distributors	—	24,841	—		24,841
Diversified Consumer Services	—	2,538	—		2,538
Diversified Financial Services	—	16,508	—		16,508
Diversified Telecommunication Services	—	531,261	—		531,261
Electric Utilities	—	58,230	195		58,425
Electrical Equipment	—	7,104	—		7,104
Electronic Equipment, Instruments & Components	—	16,133	—		16,133
Energy Equipment & Services	—	38,131	—		38,131
Entertainment	—	111,332	—		111,332
Equity Real Estate Investment Trusts (REITs)	—	124,335	—		124,335
Food & Staples Retailing	—	114,125	—		114,125
Food Products	—	41,080	—		41,080
Gas Utilities	—	14,318	—		14,318
Health Care Equipment & Supplies	—	27,178	—		27,178
Health Care Providers & Services	—	442,281	—		442,281
Health Care Technology	—	26,255	—		26,255

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	443

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hotels, Restaurants & Leisure	$—	$282,257	$—	$282,257
Household Durables	—	25,721	—	25,721
Household Products	—	53,934	—	53,934
Independent Power and Renewable Electricity Producers	—	18,562	—	18,562
Internet & Direct Marketing Retail	—	26,840	—	26,840
IT Services	—	50,659	—	50,659
Leisure Products	—	22,277	—	22,277
Life Sciences Tools & Services	—	2,491	—	2,491
Machinery	—	43,242	—	43,242
Media	—	476,780	—	476,780
Metals & Mining	—	115,171	—	115,171
Multiline Retail	—	18,650	—	18,650
Oil, Gas & Consumable Fuels	—	624,161	836	624,997
Personal Products	—	26,784	—	26,784
Pharmaceuticals	—	283,115	—	283,115
Professional Services	—	8,829	—	8,829
Real Estate Management & Development	—	7,160	—	7,160
Road & Rail	—	39,504	—	39,504
Semiconductors & Semiconductor Equipment	—	39,966	—	39,966
Software	—	72,069	—	72,069
Specialty Retail	—	88,144	—	88,144
Technology Hardware, Storage & Peripherals	—	39,120	—	39,120
Thrifts & Mortgage Finance	—	31,774	—	31,774
Trading Companies & Distributors	—	99,602	—	99,602
Wireless Telecommunication Services	—	130,160	—	130,160

Total Corporate Bonds	—	5,492,770	1,031	5,493,801

Loan Assignments
Aerospace & Defense	—	5,587	—	5,587
Auto Components	—	14,398	—	14,398
Beverages	—	7,283	—	7,283
Commercial Services & Supplies	—	7,670	—	7,670
Containers & Packaging	—	45,690	—	45,690
Diversified Financial Services	—	5,766	—	5,766
Diversified Telecommunication Services	—	36,511	—	36,511
Food & Staples Retailing	—	11,049	14,378	25,427
Health Care Providers & Services	—	22,001	—	22,001
Hotels, Restaurants & Leisure	—	36,543	—	36,543
Household Durables	—	10,974	—	10,974
Internet & Direct Marketing Retail	—	4,673	—	4,673
IT Services	—	13,811	—	13,811
Leisure Products	—	14,147	421	14,568
Life Sciences Tools & Services	—	7,502	—	7,502
Machinery	—	14,852	—	14,852
Media	—	47,987	—	47,987
Personal Products	—	30,774	—	30,774
Pharmaceuticals	—	28,708	—	28,708
Road & Rail	—	10,083	—	10,083
Software	—	22,426	—	22,426
Specialty Retail	—	79,414	—	79,414
Wireless Telecommunication Services	—	7,395	—	7,395

Total Loan Assignments	—	485,244	14,799	500,043

444	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Stocks
Banks	$486	$—	$—	$486
Communications Equipment	—	—	4	4
Internet & Direct Marketing Retail	—	—	13,813	13,813
Oil, Gas & Consumable Fuels	—	—	330	330

Total Preferred Stocks	486	—	14,147	14,633

Rights	—	—	3,812	3,812
Warrants
Diversified Telecommunication Services	—	—	276	276
Media	—	—	2,062	2,062
Oil, Gas & Consumable Fuels	3,301	—	—	3,301

Total Warrants	3,301	—	2,338	5,639

Short-Term Investments
Investment Companies	70,343	—	—	70,343

Total Investments in Securities	$178,384	$6,050,882	$106,455	$6,335,721

(a)	Amount rounds to less than one thousand.

Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,516,517	$534,217	$2,050,734
Collateralized Mortgage Obligations	—	1,160,612	207,607	1,368,219
Commercial Mortgage-Backed Securities	—	2,630,642	1,116,546	3,747,188
Common Stocks
Diversified Telecommunication Services	581	—	—	581
Food & Staples Retailing	—	—	204	204
Media	73	—	—	73
Oil, Gas & Consumable Fuels	19,695	983	—	20,678
Professional Services	—	1	—	1
Specialty Retail	—	—	2	2

Total Common Stocks	20,349	984	206	21,539

Convertible Bonds	—	—	1,256	1,256
Corporate Bonds
Aerospace & Defense	—	38,108	—	38,108
Airlines	—	22,891	—	22,891
Auto Components	—	98,625	—	98,625
Automobiles	—	2,171	—	2,171
Banks	—	251,808	—	251,808
Beverages	—	5,508	—	5,508
Biotechnology	—	3,191	—	3,191
Building Products	—	34,980	—	34,980
Capital Markets	—	88,500	—	88,500
Chemicals	—	126,091	—	126,091
Commercial Services & Supplies	—	109,374	—	109,374
Communications Equipment	—	41,156	—	41,156
Construction & Engineering	—	37,890	—	37,890
Construction Materials	—	12,275	—	12,275
Consumer Finance	—	144,527	—	144,527

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	445

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Containers & Packaging	$—	$101,545	$—	$101,545
Distributors	—	8,010	—	8,010
Diversified Consumer Services	—	12,200	—	12,200
Diversified Telecommunication Services	—	337,283	—	337,283
Electric Utilities	—	78,767	—	78,767
Electrical Equipment	—	12,253	—	12,253
Electronic Equipment, Instruments & Components	—	23,501	—	23,501
Energy Equipment & Services	—	19,645	—	19,645
Entertainment	—	67,508	—	67,508
Equity Real Estate Investment Trusts (REITs)	—	74,275	—	74,275
Food & Staples Retailing	—	67,966	—	67,966
Food Products	—	57,168	—	57,168
Gas Utilities	—	8,683	—	8,683
Health Care Equipment & Supplies	—	26,570	—	26,570
Health Care Providers & Services	—	236,686	—	236,686
Health Care Technology	—	17,047	—	17,047
Hotels, Restaurants & Leisure	—	166,138	—	166,138
Household Durables	—	33,096	—	33,096
Household Products	—	46,379	—	46,379
Independent Power and Renewable Electricity Producers	—	20,099	—	20,099
Insurance	—	757	—	757
Internet & Direct Marketing Retail	—	9,123	—	9,123
IT Services	—	34,000	—	34,000
Leisure Products	—	14,451	—	14,451
Machinery	—	16,425	—	16,425
Marine	—	7,535	—	7,535
Media	—	344,958	—	344,958
Metals & Mining	—	89,081	—	89,081
Mortgage Real Estate Investment Trusts (REITs)	—	35,206	—	35,206
Multiline Retail	—	6,538	—	6,538
Multi-Utilities	—	11,639	—	11,639
Oil, Gas & Consumable Fuels	—	492,773	372	493,145
Paper & Forest Products	—	4,045	—	4,045
Personal Products	—	22,572	—	22,572
Pharmaceuticals	—	163,461	—	163,461
Professional Services	—	178	—	178
Real Estate Management & Development	—	20,032	—	20,032
Road & Rail	—	44,220	—	44,220
Semiconductors & Semiconductor Equipment	—	27,045	—	27,045
Software	—	41,715	—	41,715
Specialty Retail	—	75,788	—	75,788
Technology Hardware, Storage & Peripherals	—	39,562	—	39,562
Textiles, Apparel & Luxury Goods	—	3,710	—	3,710
Thrifts & Mortgage Finance	—	14,756	—	14,756
Tobacco	—	16,707	—	16,707
Trading Companies & Distributors	—	68,960	—	68,960
Wireless Telecommunication Services	—	131,628	—	131,628

Total Corporate Bonds	—	4,168,779	372	4,169,151

Exchange-Traded Funds	261,791	—	—	261,791
Foreign Government Securities	—	536,768	—	536,768

446	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
Aerospace & Defense	$—	$4	$—	$4
Auto Components	—	5,505	—	5,505
Beverages	—	1,985	—	1,985
Chemicals	—	2,687	—	2,687
Construction & Engineering	—	—	681	681
Containers & Packaging	—	4,706	—	4,706
Diversified Consumer Services	—	88	—	88
Diversified Telecommunication Services	—	255	—	255
Electronic Equipment, Instruments & Components	—	2,504	—	2,504
Food & Staples Retailing	—	407	2,429	2,836
Hotels, Restaurants & Leisure	—	97	—	97
IT Services	—	1,766	—	1,766
Leisure Products	—	— (a)	5	5
Life Sciences Tools & Services	—	4,689	—	4,689
Machinery	—	1,968	—	1,968
Media	—	2,998	—	2,998
Personal Products	—	5,988	—	5,988
Pharmaceuticals	—	2,122	—	2,122
Software	—	3,461	—	3,461
Specialty Retail	—	7,894	—	7,894
Wireless Telecommunication Services	—	1,999	—	1,999

Total Loan Assignments	—	51,123	3,115	54,238

Mortgage-Backed Securities	—	340,501	—	340,501
Municipal Bonds	—	2,018	—	2,018
Preferred Stocks
Electric Utilities	11,143	—	—	11,143
Insurance	2,580	—	—	2,580
Internet & Direct Marketing Retail	—	—	14	14

Total Preferred Stocks	13,723	—	14	13,737

U.S. Treasury Obligations	—	167,945	—	167,945
Warrants
Diversified Telecommunication Services	—	—	10	10
Media	—	—	6	6
Oil, Gas & Consumable Fuels	1,168	—	—	1,168

Total Warrants	1,168	—	16	1,184

Short-Term Investments
Investment Companies	325,579	—	—	325,579

Total Investments in Securities	$622,610	$10,575,889	$1,863,349	$13,061,848

Appreciation in Other Financial Instruments
Forward Currency Contracts	$—	$1,207	$—	$1,207
Futures Contracts	1,791	—	—	1,791
Swaps	—	7,846	—	7,846
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,097)	—	(1,097)
Futures Contracts	(9,926)	—	—	(9,926)
Swaps	—	(2,668)	—	(2,668)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(8,135)	$5,288	$—	$(2,847)

(a)	Value is zero.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	447

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$118,076	$783		$118,859
Collateralized Mortgage Obligations	—	84,480	555		85,035
Commercial Mortgage-Backed Securities	—	146,524	—	(a)	146,524
Corporate Bonds	—	508,454	—		508,454
Foreign Government Securities	—	5,177	—		5,177
Mortgage-Backed Securities	—	141,173	—		141,173
U.S. Government Agency Securities	—	14,961	—		14,961
U.S. Treasury Obligations	—	331,942	—		331,942
Short-Term Investments
Investment Companies	72,497	—	—		72,497

Total Investments in Securities	$72,497	$1,350,787	$1,338		$1,424,622

Appreciation in Other Financial Instruments
Futures Contracts	$479	$—	$—		$479
Swaps	—	7,402	—		7,402
Depreciation in Other Financial Instruments
Futures Contracts	(181)	—	—		(181)
Swaps	—	(30)	—		(30)

Total Net Appreciation/Depreciation in Other Financial Instruments	$298	$7,372	$—		$7,670

(a)	Amount rounds to less than one thousand.

Limited Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$492,566	$24,579	$517,145
Collateralized Mortgage Obligations	—	391,210	738	391,948
Commercial Mortgage-Backed Securities	—	130,066	112	130,178
Corporate Bonds	—	196,541	—	196,541
Mortgage-Backed Securities	—	81,128	—	81,128
Short-Term Investments
Investment Companies	82,647	—	—	82,647

Total Investments in Securities	$82,647	$1,291,511	$25,429	$1,399,587

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$185,690	$281,921	$467,611
Collateralized Mortgage Obligations	—	1,151,062	109,625	1,260,687
Commercial Mortgage-Backed Securities	—	358,093	57,739	415,832
Mortgage-Backed Securities	—	2,614,997	—	2,614,997
U.S. Treasury Obligations	—	443,689	—	443,689
Short-Term Investments
Investment Companies	643,134	—	—	643,134

Total Investments in Securities	$643,134	$4,753,531	$449,285	$5,845,950

448	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,658,142	$183,044	$2,841,186
Collateralized Mortgage Obligations	—	1,349,944	1,994	1,351,938
Commercial Mortgage-Backed Securities	—	387,492	70,610	458,102
Corporate Bonds	—	3,176,482	—	3,176,482
Mortgage-Backed Securities	—	326,719	—	326,719
U.S. Treasury Obligations	—	2,832,930	—	2,832,930
Short-Term Investments
Investment Companies	514,025	—	—	514,025
U.S. Treasury Obligations	—	609,767	—	609,767

Total Short-Term Investments	514,025	609,767	—	1,123,792

Total Investments in Securities	$514,025	$11,341,476	$255,648	$12,111,149

Appreciation in Other Financial Instruments
Futures Contracts	$1,994	$—	$—	$1,994
Depreciation in Other Financial Instruments
Futures Contracts	(2,393)	—	—	(2,393)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(399)	$—	$—	$(399)

Short Duration Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,410,371	$82,031	$1,492,402
Collateralized Mortgage Obligations	—	431,270	27,715	458,985
Commercial Mortgage-Backed Securities	—	382,321	325,372	707,693
Common Stocks
Oil, Gas & Consumable Fuels	3,192	145	—	3,337
Convertible Bonds	—	—	229	229
Corporate Bonds
Aerospace & Defense	—	55,701	—	55,701
Airlines	—	8,059	—	8,059
Auto Components	—	27,383	—	27,383
Automobiles	—	121,827	—	121,827
Banks	—	976,735	—	976,735
Beverages	—	11,028	—	11,028
Biotechnology	—	21,756	—	21,756
Building Products	—	21,275	—	21,275
Capital Markets	—	289,308	—	289,308
Chemicals	—	63,076	—	63,076
Commercial Services & Supplies	—	40,913	—	40,913
Communications Equipment	—	13,891	—	13,891
Construction & Engineering	—	9,023	—	9,023
Construction Materials	—	3,280	—	3,280
Consumer Finance	—	158,306	—	158,306
Containers & Packaging	—	40,095	—	40,095
Distributors	—	927	—	927
Diversified Consumer Services	—	3,195	—	3,195
Diversified Financial Services	—	29,933	—	29,933
Diversified Telecommunication Services	—	108,290	—	108,290
Electric Utilities	—	158,526	—	158,526

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	449

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Short Duration Core Plus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electronic Equipment, Instruments & Components	$—	$6,074	$—	$6,074
Energy Equipment & Services	—	13,632	—	13,632
Entertainment	—	22,861	—	22,861
Equity Real Estate Investment Trusts (REITs)	—	73,431	—	73,431
Food & Staples Retailing	—	30,073	—	30,073
Food Products	—	43,067	—	43,067
Gas Utilities	—	2,567	—	2,567
Health Care Equipment & Supplies	—	11,106	—	11,106
Health Care Providers & Services	—	110,680	—	110,680
Health Care Technology	—	5,068	—	5,068
Hotels, Restaurants & Leisure	—	65,982	—	65,982
Household Durables	—	33,321	—	33,321
Household Products	—	13,141	—	13,141
Independent Power and Renewable Electricity Producers	—	17,691	—	17,691
Insurance	—	56,419	—	56,419
Internet & Direct Marketing Retail	—	10,488	—	10,488
IT Services	—	22,746	—	22,746
Leisure Products	—	3,453	—	3,453
Life Sciences Tools & Services	—	2,809	—	2,809
Machinery	—	5,414	—	5,414
Media	—	95,995	—	95,995
Metals & Mining	—	49,900	—	49,900
Multiline Retail	—	2,084	—	2,084
Multi-Utilities	—	14,720	—	14,720
Oil, Gas & Consumable Fuels	—	250,222	70	250,292
Paper & Forest Products	—	2,309	—	2,309
Personal Products	—	6,816	—	6,816
Pharmaceuticals	—	68,800	—	68,800
Professional Services	—	253	—	253
Real Estate Management & Development	—	12,571	—	12,571
Road & Rail	—	41,175	—	41,175
Semiconductors & Semiconductor Equipment	—	23,940	—	23,940
Software	—	14,349	—	14,349
Specialty Retail	—	32,358	—	32,358
Technology Hardware, Storage & Peripherals	—	11,570	—	11,570
Textiles, Apparel & Luxury Goods	—	1,988	—	1,988
Thrifts & Mortgage Finance	—	88,858	—	88,858
Tobacco	—	28,989	—	28,989
Trading Companies & Distributors	—	87,662	—	87,662
Transportation Infrastructure	—	7,586	—	7,586
Wireless Telecommunication Services	—	39,701	—	39,701

Total Corporate Bonds	—	3,594,396	70	3,594,466

Foreign Government Securities	—	131,395	—	131,395
Loan Assignments	—	15,989	—	15,989
Mortgage-Backed Securities	—	861,870	—	861,870
Municipal Bonds	—	3,750	—	3,750
Supranational	—	5,158	—	5,158
U.S. Treasury Obligations	—	1,604,768	—	1,604,768
Short-Term Investments
Investment Companies	645,949	—	—	645,949
U.S. Treasury Obligations	—	47,294	—	47,294

Total Short-Term Investments	645,949	47,294	—	693,243

Total Investments in Securities	$649,141	$8,488,727	$435,417	$9,573,285

450	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Short Duration Core Plus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$579	$—	$—	$579
Swaps	—	1,972	—	1,972
Depreciation in Other Financial Instruments
Futures Contracts	(1,761)	—	—	(1,761)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(1,182)	$1,972	$—	$790

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Core Bond Fund	Balance as of February 28, 2021	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$1,040,691	$—	(b)	$(1,753)	$(543)	$73,411	$(457,057)	$37,350	$(6,083)	$—	$686,016
Collateralized Mortgage Obligations	744,973	—	(b)	1,223	(1,130)	224,326	(318,890)	—	—	(35,000)	615,502
Commercial Mortgage-Backed Securities	188,346	—		1,179	(522)	15,904	(20,747)	—	(8,013)	35,000	211,147

Total	$1,974,010	$—	(b)	$649	$(2,195)	$313,641	$(796,694)	$37,350	$(14,096)	$—	$1,512,665

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Commercial Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.

There were no significant transfers into or out of level 3 for the six months ended August 31, 2021.

Core Plus Bond Fund	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$819,904	$2	$(3,373)	$(128)	$246,350	$(216,468)	$51,478	$(41,031)	$856,734
Collateralized Mortgage Obligations	176,369	—	2,055	(17)	106,206	(114,370)	—	—	170,243
Commercial Mortgage-Backed Securities	182,974	—	2,350	(142)	69,943	(26,280)	1,568	—	230,413
Common Stocks	6,327	(177)	(181)	—	—	—	—	—	5,969
Convertible Bonds	—	(734)	542	—	876	(1)	—	—	683
Convertible Preferred Stocks	2,575	151	721	—	—	(198)	—	—	3,249
Corporate Bonds	1,488	138	94	—	1	(1,510)	—	—	211
Loan Assignments	4,922	—	13	11	3,957	(4,837)	—	—	4,066
Preferred Stocks	3,225	18	(746)	—	—	(375)	—	—	2,122
Rights	121	—	19	—	—	—	—	—	140
Warrants	80	—	662	—	—	—	—	—	742

Total	$1,197,985	$(602)	$2,156	$(276)	$427,333	$(364,039)	$53,046	$(41,031)	$1,274,572

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

There were no significant transfers into or out of level 3 for the six months ended August 31, 2021.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	451

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Floating Rate Income Fund	Balance as of February 28, 2021		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Collateralized Mortgage Obligations	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)
Common Stocks	1,679		(4,813)	4,605	—	—	—	—	—	1,471
Convertible Preferred Stocks	4,545		264	1,270	—	—	(348)	—	—	5,731
Corporate Bonds	1,698		147	(116)	—	—	(1,616)	—	—	113
Loan Assignments	4,411		—	(1,075)	20	4,423	(5,476)	—	—	2,303
Rights	794		912	(794)	—	—	(912)	—	—	—
Warrants	91		—	42	—	—	—	—	—	133

Total	$13,218		$(3,490)	$3,932	$20	$4,423	$(8,352)	$—	$—	$9,751

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

High Yield Fund	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Common Stocks	$40,846	$(4,588)	$2,121	$—	$—	$(270)	$—	$—	$38,109
Convertible Bonds	—	(3,032)	3,380	—	3,616	— (a)	—	—	3,964
Convertible Preferred Stocks	22,389	1,295	6,276	—	—	(1,705)	—	—	28,255
Corporate Bonds	7,976	193	823	—	2	(7,963)	—	—	1,031
Loan Assignments	16,520	—	(1,429)	159	6,655	(7,106)	—	—	14,799
Preferred Stocks	20,994	118	(4,597)	—	69	(2,437)	—	—	14,147
Rights	3,286	—	526	—	—	—	—	—	3,812
Warrants	191	—	2,147	—	—	—	—	—	2,338

Total	$112,202	$(6,014)	$9,247	$159	$10,342	$(19,481)	$—	$—	$106,455

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

Income Fund	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$497,037	$64	$2,063	$(51)	$183,105	$(170,053)	$40,127	$(18,075)	$534,217
Collateralized Mortgage Obligations	272,048	(31)	614	(63)	17,024	(78,703)	1,496	(4,778)	207,607
Commercial Mortgage-Backed Securities	782,211	51	34,141	966	260,373	(6,509)	70,498	(25,185)	1,116,546
Common Stocks	265	(57)	(2)	—	—	—	—	—	206
Convertible Bonds	—	(1,349)	997	—	1,609	(1)	—	—	1,256
Corporate Bonds	—	—	371	—	1	—	—	—	372
Loan Assignments	3,227	—	(78)	28	1,205	(1,267)	—	—	3,115
Preferred Stocks	21	— (a)	(5)	—	—	(2)	—	—	14
Warrants	7	—	9	—	—	—	—	—	16

Total	$1,554,816	$(1,322)	$38,110	$880	$463,317	$(256,535)	$112,121	$(48,038)	$1,863,349

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2021.

452	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Limited Duration Bond Fund	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$64,189	$—	$(169)	$3		$115	$(47,254)	$7,695	$—	$24,579
Collateralized Mortgage Obligations	6,402	—	26	—	(a)	2,195	(7,885)	—	—	738
Commercial Mortgage-Backed Securities	120	—	2	—		—	(10)	—	—	112

Total	$70,711	$—	$(141)	$3		$2,310	$(55,149)	$7,695	$—	$25,429

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the six months ended August 31, 2021.

Mortgage-Backed Securities Fund	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$277,733	$—	$(431)	$(122)	$93,832	$(128,062)	$40,762	$(1,791)	$281,921
Collateralized Mortgage Obligations	100,948	—	10	(846)	56,154	(46,641)	—	—	109,625
Commercial Mortgage-Backed Securities	39,371	—	59	(275)	21,343	(2,155)	1,998	(2,602)	57,739

Total	$418,052	$—	$(362)	$(1,243)	$171,329	$(176,858)	$42,760	$(4,393)	$449,285

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2021.

Short Duration Bond Fund	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$139,458	$—	$(439)	$(86)	$87,785	$(78,093)	$34,419	$—	$183,044
Collateralized Mortgage Obligations	1,998	—	(4)	— (a)	—	—	—	—	1,994
Commercial Mortgage-Backed Securities	54,849	148	(142)	(41)	7,982	(3,311)	15,861	(4,736)	70,610

Total	$196,305	$148	$(585)	$(127)	$95,767	$(81,404)	$50,280	$(4,736)	$255,648

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

There were no significant transfers into or out of level 3 for the six months ended August 31, 2021.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	453

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Short Duration Core Plus Fund	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$42,690	$— (a)	$(355)	$(60)	$40,833		$(32,218)	$31,141	$—	$82,031
Collateralized Mortgage Obligations	46,620	(57)	(183)	(1)	—		(9,659)	—	(9,005)	27,715
Commercial Mortgage-Backed Securities	221,979	—	1,668	(179)	109,844		(5,725)	22,831	(25,046)	325,372
Convertible Bonds	—	(250)	182	—	298		(1)	—	—	229
Corporate Bonds	—		70		—	(a)	—	—	—	70

Total	$311,289	$(307)	$1,382	$(240)	$150,975		$(47,603)	$53,972	$(34,051)	$435,417

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2021.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2021, which were valued using significant unobservable inputs (level 3) were as follows:

Core Bond Fund	$4,062
Core Plus Bond Fund	5,958
Floating Rate Income Fund	28
High Yield Fund	4,669
Income Fund	38,537
Limited Duration Bond Fund	28
Mortgage-Backed Securities Fund	153
Short Duration Bond Fund	(362)
Short Duration Core Plus Fund	1,519

These amounts are included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

454	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$252,378	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (8.62%)
			Constant Default Rate	0.00% - 4.92% (7.25%)
			Yield (Discount Rate of Cash Flows)	1.02% - 5.03% (2.29%)

Asset-Backed Securities	252,378

	93,071	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (93.79%)
			Constant Default Rate	0.00% - 6.62% (0.24%)
			Yield (Discount Rate of Cash Flows)	0.95% - 26.26% (2.80%)

Collateralized Mortgage Obligations	93,071

	134,156	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.33%)
			Yield (Dis—count Rate of Cash Flows)	(1.07)% - 42.47% (3.44%)

Commercial Mortgage-Backed Securities	134,156

Total	$479,605

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2021, the value of these investments was $1,033,060. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	455

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$4		Terms of Exchange Offer	Expected Recovery	$0.004 ($0.004)
	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stocks	4

	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stocks	—	(b)

	325,511		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (9.18%)
				Constant Default Rate	0.00% - 4.00% (0.07%)
				Yield (Discount Rate of Cash Flows)	0.14% - 5.36% (2.86%)

Asset-Backed Securities	325,511

	77,016		Discounted Cash Flow	Constant Prepayment Rate	14.54% -100.00% (99.93%)
				Constant Default Rate	0.00% - 1.85% (0.00%)
				Yield (Discount Rate of Cash Flows)	1.41% -5.81% (2.47%)

Collateralized Mortgage Obligations	77,016

	78,695		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.26%)
				Yield (Discount Rate of Cash Flows)	(1.07)% - 6.61% (4.85%)

Commercial Mortgage-Backed Securities	78,695

	318		Terms of Exchange Offer	Expected Recovery	10.90% - 100.00% (95.46%)

Loan Assignments	318

	116		Market Comparable Companies	EBITDA Multiple (c)	5.5x (5.5x)

Warrants	116

Total	$481,660

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2021, the value of these investments was $792,912. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

Floating Rate Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,303	Term of Restructuring	Expected Recovery	10.90% - 100.00% (84.76%)

Loan Assignments	2,303

	133	Market Comparable Companies	EBITDA Multiple (b)	5.5x (5.5x)

Warrants	133

Total	$2,436

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2021, the value of these investments was $7,315. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

456	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$18		Terms of Exchange Offer /Restructuring	Expected Recovery	$0.00 ($0.00)
	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stocks	18

	4		Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stocks	4

	14,799		Terms of Restructuring	Expected Recovery	10.90% - 100.00% (97.79%)

Loan Assignments	14,799

	276		Market Comparable Companies	EBITDA Multiple (c)	5.5x (5.5x)

Warrants	276

Total	$15,097

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2021, the value of these investments was $91,358. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$147,298	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (16.72%)
			Constant Default Rate	0.00% - 2.56% (0.01%)
			Yield (Discount Rate of Cash Flows)	1.07% - 4.78% (2.52%)

Asset-Backed Securities	147,298

	43,088	Discounted Cash Flow	Constant Prepayment Rate	8.36% - 38.85% (17.54%)
			Constant Default Rate	0.00% - 1.32% (0.03%)
			Yield (Discount Rate of Cash Flows)	1.55% - 6.16% (2.73%)

Collateralized Mortgage Obligations	43,088

	159,817	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (4.27%)
			Constant Default Rate	0.00% - 5.00% (0.10%)
			Yield (Discount Rate of Cash Flows)	1.70% - 10.65% (4.18%)

Commercial Mortgage-Backed Securities	159,817

	2,798	Terms of Exchange Offer	Expected Recovery	10.90% -100.00%0 (99.84%)

Loan Assignments	2,798

	10	Market Comparable Companies	EBITDA Multiple (b)	5.5x (5.5x)

Warrants	10

Total	$353,011

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2021, the value of these investments was $1,510,338. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	457

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

Limited Duration Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$11,289	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (28.98%)
			Constant Default Rate	0.00% - 3.77% (0.24%)
			Yield (Discount Rate of Cash Flows)	1.41% - 8.00% (2.27%)

Asset-Backed Securities	11,289

Total	$11,289

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2021, the value of these investments was $14,140. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

Mortgage Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$190,600	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 60.00% (13.38%)
			Constant Default Rate	0.00% - 3.93% (0.02%)
			Yield (Discount Rate of Cash Flows)	0.88% - 4.38% (2.29%)

Asset-Backed Securities	190,600

	47,988	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (89.36%)
			Constant Default Rate	0.00% - 6.62% (0.50%)
			Yield (Discount Rate of Cash Flows)	(0.19%) - 43.64% (2.79%)

Collateralized Mortgage Obligations	47,988

	32,419	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.30%)
			Constant Default Rate	0.00%
			Yield (Discount Rate of Cash Flows)	(1.07)% - 42.47% (2.83%)

Commercial Mortgage-Backed Securities	32,419

Total	$271,007

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2021, the value of these investments was $178,278. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

458	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$66,805	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (21.14%)
			Yield (Discount Rate of Cash Flows)	1.24% -4.38% (2.05%)

Asset-Backed Securities	66,805

	1,994	Discounted Cash Flow	Constant Prepayment Rate	100% (100%)
			Yield (Discount Rate of Cash Flows)	1.97% (1.97%)

Collateralized Mortgage Obligations	1,994

	48,865	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.58% - 2.89% (2.30%)

Commercial Mortgage-Backed Securities	48,865

	$117,664

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2021, the value of these investments was $137,984. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

Short Duration Core Plus Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$82,031	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (16.33%)
			Constant Default Rate	0.00% - 1.77% (0.01%)
			Yield (Discount Rate of Cash Flows)	1.07% - 3.11% (1.95%)

Asset-Backed Securities	82,031

	27,715	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 100.00% (36.75%)
			Constant Default Rate	0.00% - 0.14% (0.04%)
			Yield (Discount Rate of Cash Flows)	1.18% - 4.53% (2.94%)

Collateralized Mortgage Obligations	27,715

	320,300	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.44% - 10.65% (2.86%)

Commercial Mortgage-Backed Securities	320,300

Total	$430,046

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2021, the value of these investments was $5,371. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of August 31, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Loan Assignments — Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers

(a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Funds invest in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the Lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, a

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	459

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to claims by their creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.

Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments, and certain assignments which were liquid when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

At August 31, 2021, Floating Rate Income Fund had investments in loan assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank	Percentage
Credit Suisse International	15.1%
Bank of America, NA	13.6
Barclays Bank plc	13.1
JPMorgan Chase Bank, NA	7.4
Goldman Sachs International	6.6
Morgan Stanley	5.5

D. Unfunded Commitments — Floating Rate Income Fund, High Yield Fund and Income Fund entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.

At August 31, 2021, Floating Rate Income Fund, High Yield Fund and Income Fund had the following loan commitments outstanding in which all or a portion of the commitment was unfunded which could be extended at the options of the borrower:

				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Floating Rate Income Fund
Moran Foods LLC, 1st Lien Term Loan B	04/01/2023	0.000%	1.150%	$278	$278	$—	$—	$278	$278
Shutterfly, LLC, Delayed Draw Term Loan B	09/25/2026	0.000	5.750	409	407	—	—	409	407
Tekni-Plex, Inc., Delayed Draw Term Loan B	07/29/2028	0.000	4.500	178	178	—	—	178	178
TGP Holdings III LLC-Delayed Draw Term Loan	06/29/2028	0.000	0.000	195	195	—	—	195	195
High Yield Fund
Moran Foods LLC, 1st Lien Term Loan B	04/01/2023	0.000%	1.150%	$2,149	$2,149	$—	$—	$2,149	$2,149
Shutterfly, LLC, Delayed Draw Term Loan B	09/25/2026	0.000	5.750	1,132	1,129	—	—	1,132	1,129
Income Fund
Moran Foods LLC, 1st Lien Term Loan B	04/01/2023	0.000	1.150	363	363	—	—	363	363

460	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

E. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund’s transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2021, which are shown as a Receivable for Investment securities sold — delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2021 are detailed on the SOIs.

The Funds’ delayed delivery securities collateral requirements and collateral posted or received by counterparty as of August 31, 2021 are as follows:

Fund		Counterparty	Collateral amount
Core Bond Fund	Collateral Received	Goldman Sachs & Co. LLC	$(2,080)
Core Plus Bond Fund	Collateral Received	Goldman Sachs & Co. LLC	(1,210)

F. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	461

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of August 31, 2021.

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Core Plus Bond Fund	$1	$(1)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.12% to 0.06%. For the six months ended August 31, 2021, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows:

Core Plus Bond Fund	$—	(a)

(a)	Amount rounds to less than one thousand.

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

Core Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund did not lend out any securities during the six months ended August 31, 2021.

G. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

Core Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$2,462,073	$5,831,323	$6,204,254	$(8)	$9	$2,089,143	2,088,099	$686	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

462	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Core Plus Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at August 31, 2021	Shares at August 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$1,467,826	$2,641,556	$2,930,472	$(26)	$26		$1,178,910	1,178,321	$416		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.07% (a) (b)	120	—	—	—	—	*(c)	120	120	—	*(c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	371	—	—	—	—		371	371	—	*(c)	—

Total	$1,468,317	$2,641,556	$2,930,472	$(26)	$26		$1,179,401		$416		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Floating Rate Income Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	$38,568	$174,259	$158,468	$—	$—	$54,359	54,359	$2	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

Government Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	$160,519	$328,796	$331,820	$—	$—	$157,495	157,495	$7	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	463

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

High Yield Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	$33,535	$1,405,084	$1,368,276	$—	$—	$70,343	70,343	$4	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

Income Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$404,898	$3,407,057	$3,486,376	$—	(c)	$—	(c)	$325,579	325,416	$46	$—	(c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.
(c)	Amount rounds to less than one thousand.

Inflation Managed Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$79,351	$240,991	$247,846	$(1)	$2	$72,497	72,460	$22	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

Limited Duration Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$107,433	$244,799	$269,586	$(2)	$3	$82,647	82,606	$30	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

464	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Mortgage-Backed Securities Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$1,109,217	$1,560,507	$2,026,589	$(53)	$52	$643,134	642,813	$275	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

Short Duration Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	$437,287	$3,288,339	$3,211,601	$—	$—	$514,025	514,025	$19	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

Short Duration Core Plus Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$323,190	$2,789,055	$2,466,246	$(33)	$(17)	$645,949	645,626	$182	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

H. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

I. Derivatives — Core Plus Bond Fund, Income Fund, Inflation Managed Bond Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	465

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Funds.

Notes I(1) — I(3) below describe the various derivatives used by the Funds.

(1). Futures Contracts — Core Plus Bond Fund, Income Fund, Inflation Managed Bond Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — Core Plus Bond Fund and Income Fund are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

466	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

(3). Swaps — Core Plus Bond Fund, Income Fund, Inflation Managed Bond Fund and Short Duration Core Plus Fund engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ OTC swap contracts are subject to master netting arrangements.

Credit Default Swaps

Core Plus Bond Fund, Income Fund and Short Duration Core Plus Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Inflation-Linked Swaps

Inflation Managed Bond Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

(4). Summary of Derivatives Information

The following tables present the value of derivatives held as of August 31, 2021 by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

	Core Plus Bond Fund	Income Fund	Inflation Managed Bond Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$156	$1,207	$—	$—	$—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(818)	(1,097)	—	—	—

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	467

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Core Plus Bond Fund	Income Fund	Inflation Managed Bond Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts*	$1,971	$1,791	$479	$1,994	$579
Swaps at Value (Assets)**	—	—	7,402	—	—
Unrealized Depreciation on Futures Contracts*	(982)	(9,926)	(181)	(2,393)	(1,761)
Swaps at Value (Liabilities)**	—	—	(30)	—	—
Credit Risk Exposure:
Swaps at Value (Assets)**	93	19,479	—	—	12,194
Swaps at Value (Liabilities)**	—	(14,948)	—	—	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts*	989	(8,135)	298	(399)	(1,182)
Swaps at Value**	93	4,531	7,372	—	12,194
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	(662)	110	—	—	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2021, by primary underlying risk exposure:

	Core Plus Bond Fund	Income Fund	Inflation Managed Bond Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$2,673	$3,416	$—	$—	$—
Interest Rate Risk Exposure:
Futures Contracts	(5,193)	(87,129)	(2,977)	(3,536)	(9,633)
Swap Contracts	—	—	36,733	—	—
Credit Risk Exposure:
Swap Contracts	(1,073)	5,415	—	—	3,824
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	1,613	3,073	—	—	—
Interest Rate Risk Exposure:
Futures Contracts	(4,673)	(20,497)	958	(8,594)	(6,170)
Swap Contracts	—	—	(4,360)	—	—
Credit Risk Exposure:
Swap Contracts	(451)	8,673	—	—	(91)

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2021. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:

	Core Plus Bond Fund	Income Fund	Inflation Managed Bond Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Futures Contracts — Interest:
Average Notional Balance Long	$1,357,494	$1,666,189	$195,568	$2,285,501	$825,464
Average Notional Balance Short	610,824	3,629,540	77,579	1,668,035	1,007,269
Ending Notional Balance Long	1,284,386	1,602,515	255,665	2,958,451	876,777
Ending Notional Balance Short	576,219	3,989,585	56,287	1,458,932	624,334

468	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Core Plus Bond Fund	Income Fund	Inflation Managed Bond Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$211,239	$371,066	$—	$—	$—
Average Settlement Value Sold	33,836	31,651	—	—	—
Ending Settlement Value Purchased	189,435	385,535	—	—	—
Ending Settlement Value Sold	12,639	—	—	—	—
Credit Default Swaps:
Average Notional Balance — Buy Protection	103,571	48,571	—	—	—
Average Notional Balance — Sell Protection	—	343,231	—	—	98,000
Ending Notional Balance — Buy Protection	75,000	—	—	—	—
Ending Notional Balance — Sell Protection	—	439,517	—	—	113,000
Interest Rate-Related Swaps Inflation-Linked Swaps):
Average Notional Balance — Pays Fixed rate	—	—	816,562	—	—
Ending Notional Balance — Pays Fixed Rate	—	—	759,799	—	—

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F.), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

Core Plus Bond Fund’s and Income Fund’s derivative contracts collateral requirements and collateral posted or received by counterparty as of August 31, 2021 are as follows:

Fund		Counterparty	Value of swap contracts	Collateral amount
Core Plus Bond Fund	Collateral Posted	Citibank, NA	$—	$1,180
Income Fund	Collateral Posted	Citibank, NA	(3,430)	4,460
	Collateral Posted	Merrill Lynch International	(1,489)	1,450
	Collateral Posted	Morgan Stanley	(10,029)	10,470

The Funds’ derivatives contracts held at August 31, 2021 are not accounted for as hedging instruments under GAAP.

J. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.

Core Bond Fund, Core Plus Bond Fund, Government Bond Fund and Inflation Managed Bond Fund invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

K. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	469

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2021 are as follows:

	Class A	Class C		Class I	Class R2	Class R3		Class R4		Class R5		Class R6	Total
Core Bond Fund
Transfer agency fees	$53	$6		$58	$4	$1		$—	(a)	$2		$87	$211
Core Plus Bond Fund
Transfer agency fees	32	4		23	3	1		—	(a)	—	(a)	57	120
Floating Rate Income Fund
Transfer agency fees	2	1		2	n/a	n/a		n/a		n/a		1	6
Government Bond Fund
Transfer agency fees	21	1		14	4	1		—	(a)	n/a		8	49
High Yield Fund
Transfer agency fees	18	2		7	2	—	(a)	—	(a)	—	(a)	24	53
Income Fund
Transfer agency fees	8	10		41	n/a	n/a		n/a		n/a		2	61
Inflation Managed Bond Fund
Transfer agency fees	1	—	(a)	1	n/a	n/a		n/a		—	(a)	4	6
Limited Duration Bond Fund
Transfer agency fees	6	1		2	n/a	n/a		n/a		n/a		5	14
Mortgage-Backed Securities Fund
Transfer agency fees	5	1		9	n/a	n/a		n/a		n/a		12	27
Short Duration Bond Fund
Transfer agency fees	8	1		3	n/a	n/a		n/a		n/a		20	32
Short Duration Core Plus Fund
Transfer agency fees	3	1		7	n/a	n/a		n/a		n/a		13	24

(a)	Amount rounds to less than one thousand.

L. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

M. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

N. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly, except for Income Fund, for which distributions are generally declared daily and paid monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

O. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Funds’ financial statements of applying ASU 2020-04.

470	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.28%
Core Plus Bond Fund	0.30
Floating Rate Income Fund	0.55
Government Bond Fund	0.28
High Yield Fund	0.50
Income Fund	0.30
Inflation Managed Bond Fund	0.28
Limited Duration Bond Fund	0.20
Mortgage-Backed Securities Fund	0.25
Short Duration Bond Fund	0.22
Short Duration Core Plus Fund	0.25

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2021, the effective annualized rate for Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund was 0.04%, 0.07%, 0.08%, 0.08%, 0.08%, 0.07%, 0.08%, 0.08%, 0.08%, 0.07% and 0.08%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares (except for Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2021, JPMDS retained the following:

	Front-End Sales Charge	CDSC
Core Bond Fund	$105	$—	(a)
Core Plus Bond Fund	113	—	(a)
Floating Rate Income Fund	2	—
Government Bond Fund	13	—	(a)
High Yield Fund	36	—	(a)
Income Fund	71	1
Inflation Managed Bond Fund	8	—
Limited Duration Bond Fund	11	—
Mortgage-Backed Securities Fund	6	—
Short Duration Bond Fund	72	1
Short Duration Core Plus Fund	15	—

(a)	Amount rounds to less than one thousand.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	471

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
Core Bond Fund	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%
Core Plus Bond Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.10
Floating Rate Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Government Bond Fund	0.25	0.25	0.25	0.25	0.25	0.25	n/a
High Yield Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.10
Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Inflation Managed Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.10
Limited Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Mortgage-Backed Securities Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Short Duration Core Plus Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A		Class C		Class I		Class R2		Class R3		Class R4		Class R5		Class R6
Core Bond Fund	0.75%		n/a	(1)	0.50%		n/a	(1)	n/a	(1)	n/a	(1)	n/a	(1)	n/a	(1)
Core Plus Bond Fund	0.75		n/a		0.46		n/a	(2)	n/a		n/a		n/a		n/a
Floating Rate Income Fund	1.00		1.50%		0.75		n/a		n/a		n/a		n/a		n/a
Government Bond Fund	0.75		n/a		0.48		1.10%		0.85%		0.60%		n/a		0.35%
High Yield Fund	1.00	(4)	1.50	(4)	0.75	(4)	1.35	(4)	1.10	(4)	0.85	(4)	0.70	%(4)	n/a	(3)(4)
Income Fund	0.65		1.20		0.40		n/a		n/a		n/a		n/a		0.40
Inflation Managed Bond Fund	0.75		1.40		0.55		n/a		n/a		n/a		0.45		0.35
Limited Duration Bond Fund	0.70		1.20		0.45		n/a		n/a		n/a		n/a		0.25
Mortgage-Backed Securities Fund	0.65		1.15		0.40		n/a		n/a		n/a		n/a		0.25
Short Duration Bond Fund	0.59		1.09		0.34		n/a		n/a		n/a		n/a		0.28
Short Duration Core Plus Fund	0.64		1.14		0.39		n/a		n/a		n/a		n/a		0.33

(1)

Effective July 1, 2021, the contractual expense limitations for Class C, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares expired. Prior to July 1, 2021, the contractual expense limitation was 1.40%, 1.10%, 0.85%, 0.60%, 0.45% and 0.35% for Class C, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

(2)	Effective July 1, 2021, the contractual expense limitation expired. Prior to July 1, 2021, the contractual expense limitation was 1.15%.
(3)	Effective July 1, 2021, the contractual expense limitation expired. Prior to July 1, 2021, the contractual expense limitation was 0.60%.
(4)

Effective November 1, 2021, the contractual expense limitations for Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 will change to 0.90%, 1.40%, 0.65%, 1.25%, 1.00%, 0.75%, 0.60% and 0.50%, respectively.

The expense limitation agreements were in effect for the six months ended August 31, 2021 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2022.

For the six months ended August 31, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

472	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Core Bond Fund	$14	$—	$6,247	$6,261	$—
Core Plus Bond Fund	6	—	4,537	4,543	—
Floating Rate Income Fund	—	—	283	283	—
Government Bond Fund	280	186	1,249	1,715	7
High Yield Fund	—	—	1,213	1,213	—
Income Fund	—	—	9,983	9,983	4
Inflation Managed Bond Fund	151	100	69	320	3
Limited Duration Bond Fund	229	153	156	538	—
Mortgage-Backed Securities Fund	1,582	1,055	1,334	3,971	—
Short Duration Bond Fund	839	558	3,503	4,900	—
Short Duration Core Plus Fund	264	176	3,142	3,582	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2021 were as follows:

Core Bond Fund	$1,401
Core Plus Bond Fund	842
Floating Rate Income Fund	13
Government Bond Fund	44
High Yield Fund	30
Income Fund	89
Inflation Managed Bond Fund	45
Limited Duration Bond Fund	60
Mortgage-Backed Securities Fund	573
Short Duration Bond Fund	130
Short Duration Core Plus Fund	221

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2021, Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	473

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

4. Investment Transactions

During the six months ended August 31, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$10,529,438	$11,785,919	$2,289,117	$363,764
Core Plus Bond Fund	6,014,554	5,393,304	476,965	127,680
Floating Rate Income Fund	158,038	157,302	—	—
Government Bond Fund	75,989	315,643	45,482	96,904
High Yield Fund	944,010	2,558,622	—	—
Income Fund	6,243,424	2,360,294	166,368	—
Inflation Managed Bond Fund	396,807	420,900	697,124	734,116
Limited Duration Bond Fund	186,661	252,732	—	—
Mortgage-Backed Securities Fund	4,225,312	4,170,228	462,805	68,907
Short Duration Bond Fund	2,853,706	1,306,265	2,025,974	646,697
Short Duration Core Plus Fund	4,382,520	2,410,374	1,050,236	602,614

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$34,852,706	$1,710,033	$88,436	$1,621,597
Core Plus Bond Fund	16,420,710	690,503	82,707	607,796
Floating Rate Income Fund	640,939	13,320	11,569	1,751
Government Bond Fund	2,755,087	149,738	15,263	134,475
High Yield Fund	5,966,470	453,619	84,368	369,251
Income Fund	12,885,443	314,513	141,602	172,911
Inflation Managed Bond Fund	1,387,431	46,625	1,764	44,861
Limited Duration Bond Fund	1,386,267	14,806	1,486	13,320
Mortgage-Backed Securities Fund	5,760,136	108,354	22,540	85,814
Short Duration Bond Fund	12,066,250	62,925	18,425	44,500
Short Duration Core Plus Fund	9,514,732	93,988	24,423	69,565

At February 28, 2021, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Floating Rate Income Fund	$46,009	$273,013
High Yield Fund	26,496	612,184
Income Fund	33,434	—
Inflation Managed Bond Fund	61,768	—
Limited Duration Bond Fund	—	11,452

Specified ordinary losses and net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2021, the Funds deferred to March 1, 2021, the following specified ordinary losses and net capital (gains) losses of:

	Specified Ordinary Losses	Net Capital Losses (Gains)
		Short-Term	Long-Term
Core Bond Fund	$—	$16,745	$—
Core Plus Bond Fund	3,001	—	—
Floating Rate Income Fund	—	(702)	5,095
Government Bond Fund	—	1,919	—
Income Fund	—	7,355	—
Inflation Managed Bond Fund	—	—	954

474	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Specified Ordinary Losses	Net Capital Losses (Gains)
		Short-Term	Long-Term
Limited Duration Bond Fund	$—	$2	$—	(a)
Mortgage-Backed Securities Fund	—	360	—

(a)	Amount rounds to less than one thousand.

During the year ended February 28, 2021, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
Government Bond Fund	$719	$1,256
High Yield Fund	50,917	—
Inflation Managed Bond Fund	9,306	—
Limited Duration Bond Fund	—	589
Short Duration Bond Fund	459	18,914
Short Duration Core Plus Fund	681	11,032

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the six months ended August 31, 2021.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2021.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.25%, which has decreased to 1.00% pursuant to the amendment referenced below (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	475

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

As of August 31, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Fund	1	12.7%	1	15.2%
Core Plus Bond Fund	1	16.4	2	32.2
Floating Rate Income Fund	1	42.8	—	—
Government Bond Fund	—	—	3	38.5
High Yield Fund	1	13.9	2	30.4
Income Fund	1	34.3	2	34.0
Inflation Managed Bond Fund	3	41.1	—	—
Limited Duration Bond Fund	2	44.4	—	—
Mortgage-Backed Securities Fund	1	30.6	1	11.2
Short Duration Bond Fund	1	67.3	—	—
Short Duration Core Plus Fund	1	49.5	—	—

As of August 31, 2021, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Core Bond Fund	—	12.6%	—
Floating Rate Income Fund	—	19.8	—
High Yield Fund	—	14.2	—
Inflation Managed Bond Fund	13.1%	41.1	17.4%
Limited Duration Bond Fund	48.5	—	—
Short Duration Core Plus Fund	—	23.8	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the

476	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Other Matters

The Trusts are seeking to achieve a unified board with common membership across the Trusts and the following open-end registered investment companies also advised by J.P. Morgan Investment Management Inc.:

JPMorgan Trust IV, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Investment Trust, JPMorgan Insurance Trust, Undiscovered Managers Funds, JPMorgan Institutional Trust and J.P. Morgan Exchange-Traded Fund Trust (collectively with the Trusts, the “J.P. Morgan Funds”).

At special shareholder meetings expected to take place on or about October 27, 2021, shareholders of the J.P. Morgan Funds are being asked to elect the same sixteen individuals (“Nominees”) to serve on their respective boards:

John F. Finn, Stephen P. Fisher, Gary L. French, Kathleen M. Gallagher, Robert J. Grassi, Frankie D. Hughes, Raymond Kanner, Thomas P. Lemke, Lawrence R. Maffia, Mary E. Martinez, Marilyn McCoy, Dr. Robert A. Oden, Jr., Marian U. Pardo, Emily A. Youssouf, Robert F. Deutsch, and Nina O. Shenker (the “Nominees”).

If shareholder approval is obtained for all of the J.P. Morgan Funds, this will result in a unified board structure across all of the J.P. Morgan Funds.

Information about the proposal, including the qualifications of each of the Nominees, is contained in the Trust’s proxy statement, which you can access from the EDGAR Database on the SEC’s website at http://www.sec.gov.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	477

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2021, and continued to hold your shares at the end of the reporting period, August 31, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Fund
Class A
Actual	$1,000.00	$1,015.30	$3.76	0.74%
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class C
Actual	1,000.00	1,011.20	6.74	1.33
Hypothetical	1,000.00	1,018.50	6.77	1.33
Class I
Actual	1,000.00	1,015.70	2.49	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49
Class R2
Actual	1,000.00	1,012.70	5.53	1.09
Hypothetical	1,000.00	1,019.71	5.55	1.09
Class R3
Actual	1,000.00	1,014.00	4.21	0.83
Hypothetical	1,000.00	1,021.02	4.23	0.83
Class R4
Actual	1,000.00	1,015.60	3.00	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Class R5
Actual	1,000.00	1,016.10	2.19	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43
Class R6
Actual	1,000.00	1,017.40	1.68	0.33
Hypothetical	1,000.00	1,023.54	1.68	0.33

478	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Plus Bond Fund
Class A
Actual	$1,000.00	$1,018.40	$3.76	0.74%
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class C
Actual	1,000.00	1,014.90	7.01	1.38
Hypothetical	1,000.00	1,018.25	7.02	1.38
Class I
Actual	1,000.00	1,018.70	2.29	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R2
Actual	1,000.00	1,016.40	5.74	1.13
Hypothetical	1,000.00	1,019.51	5.75	1.13
Class R3
Actual	1,000.00	1,016.50	4.47	0.88
Hypothetical	1,000.00	1,020.77	4.48	0.88
Class R4
Actual	1,000.00	1,019.00	3.21	0.63
Hypothetical	1,000.00	1,022.03	3.21	0.63
Class R5
Actual	1,000.00	1,019.70	2.39	0.47
Hypothetical	1,000.00	1,022.84	2.40	0.47
Class R6
Actual	1,000.00	1,019.10	1.88	0.37
Hypothetical	1,000.00	1,023.34	1.89	0.37

JPMorgan Floating Rate Income Fund
Class A
Actual	1,000.00	1,019.00	5.09	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00
Class C
Actual	1,000.00	1,016.40	7.62	1.50
Hypothetical	1,000.00	1,017.64	7.63	1.50
Class I
Actual	1,000.00	1,020.20	3.82	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class R6
Actual	1,000.00	1,020.50	3.46	0.68
Hypothetical	1,000.00	1,021.78	3.47	0.68

JPMorgan Government Bond Fund
Class A
Actual	1,000.00	1,008.00	3.80	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class C
Actual	1,000.00	1,004.90	6.82	1.35
Hypothetical	1,000.00	1,018.40	6.87	1.35
Class I
Actual	1,000.00	1,009.30	2.43	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48
Class R2
Actual	1,000.00	1,006.20	5.56	1.10
Hypothetical	1,000.00	1,019.66	5.60	1.10
Class R3
Actual	1,000.00	1,007.50	4.30	0.85
Hypothetical	1,000.00	1,020.92	4.33	0.85

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	479

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)(continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Government Bond Fund (continued)
Class R4
Actual	$1,000.00	$1,009.60	$3.04	0.60%
Hypothetical	1,000.00	1,022.18	3.06	0.60
Class R6
Actual	1,000.00	1,010.00	1.77	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35

JPMorgan High Yield Fund
Class A
Actual	1,000.00	1,046.20	5.16	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00
Class C
Actual	1,000.00	1,043.30	7.73	1.50
Hypothetical	1,000.00	1,017.64	7.63	1.50
Class I
Actual	1,000.00	1,045.70	3.87	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class R2
Actual	1,000.00	1,044.30	6.96	1.35
Hypothetical	1,000.00	1,018.40	6.87	1.35
Class R3
Actual	1,000.00	1,045.20	5.62	1.09
Hypothetical	1,000.00	1,019.71	5.55	1.09
Class R4
Actual	1,000.00	1,046.70	4.33	0.84
Hypothetical	1,000.00	1,020.97	4.28	0.84
Class R5
Actual	1,000.00	1,045.90	3.61	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Class R6
Actual	1,000.00	1,048.00	3.05	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59

JPMorgan Income Fund
Class A
Actual	1,000.00	1,021.00	3.31	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class C
Actual	1,000.00	1,018.30	6.10	1.20
Hypothetical	1,000.00	1,019.16	6.11	1.20
Class I
Actual	1,000.00	1,022.20	2.04	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40
Class R6
Actual	1,000.00	1,022.20	1.99	0.39
Hypothetical	1,000.00	1,023.24	1.99	0.39

JPMorgan Inflation Managed Bond Fund
Class A
Actual	1,000.00	1,035.20	3.80	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class C
Actual	1,000.00	1,032.30	6.97	1.36
Hypothetical	1,000.00	1,018.35	6.92	1.36

480	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Inflation Managed Bond Fund (continued)
Class I
Actual	$1,000.00	$1,037.20	$2.77	0.54%
Hypothetical	1,000.00	1,022.48	2.75	0.54
Class R5
Actual	1,000.00	1,037.60	2.26	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Class R6
Actual	1,000.00	1,038.20	1.75	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34

JPMorgan Limited Duration Bond Fund
Class A
Actual	1,000.00	1,000.60	3.48	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class C
Actual	1,000.00	998.10	5.99	1.19
Hypothetical	1,000.00	1,019.21	6.06	1.19
Class I
Actual	1,000.00	1,001.90	2.22	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Class R6
Actual	1,000.00	1,002.90	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

JPMorgan Mortgage-Backed Securities Fund
Class A
Actual	1,000.00	1,006.30	3.19	0.63
Hypothetical	1,000.00	1,022.03	3.21	0.63
Class C
Actual	1,000.00	1,004.00	5.71	1.13
Hypothetical	1,000.00	1,019.51	5.75	1.13
Class I
Actual	1,000.00	1,006.90	1.92	0.38
Hypothetical	1,000.00	1,023.29	1.94	0.38
Class R6
Actual	1,000.00	1,008.60	1.16	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

JPMorgan Short Duration Bond Fund
Class A
Actual	1,000.00	1,000.40	2.97	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Class C
Actual	1,000.00	997.80	5.49	1.09
Hypothetical	1,000.00	1,019.71	5.55	1.09
Class I
Actual	1,000.00	1,002.50	1.72	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34
Class R6
Actual	1,000.00	1,002.80	1.41	0.28
Hypothetical	1,000.00	1,023.79	1.43	0.28

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	481

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)(continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Short Duration Core Plus Fund
Class A
Actual	$1,000.00	$1,006.80	$3.19	0.63%
Hypothetical	1,000.00	1,022.03	3.21	0.63
Class C
Actual	1,000.00	1,004.30	5.71	1.13
Hypothetical	1,000.00	1,019.51	5.75	1.13
Class I
Actual	1,000.00	1,008.10	1.92	0.38
Hypothetical	1,000.00	1,023.29	1.94	0.38
Class R6
Actual	1,000.00	1,008.40	1.62	0.32
Hypothetical	1,000.00	1,023.59	1.63	0.32

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

482	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2021, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2021.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk/ and performance return assessment as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consid-

eration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administration services provided by the Adviser in its role as administrator.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	483

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A.

(“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with

484	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior Officer

The Trustees noted that, upon their direction, the Senior Officer for the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, and Short Duration Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe

(the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The special analysis includes a multi-factor quantitative scoring system for summarizing a Fund’s historical investment performance. The approach relies on multiple metrics, incorporates several time periods, adjusts for risk and considers how a fund’s customized peer group (as selected by the Independent Consultant) has performed. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s performance for Class A shares was in the fifth, fourth and fourth quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the third quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the third, second and fourth quintiles based upon the Peer Group, and in the third, second and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth, third and third quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the second quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	485

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

The Trustees noted that the Core Plus Bond Fund’s performance for Class A shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the fourth, third and third quintiles based upon both the Peer Group and Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth, fifth and fourth quintiles based upon the Peer Group, and in the fourth, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the Floating Rate Income Fund’s performance for Class A shares was in the fourth quintile based upon both the Peer Group and Universe, for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the second, third and third quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2020, respectively, and in the fourth quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the fifth quintile based upon the Peer Group for both the one- and three-year periods ended December 31, 2020, and in the third, fourth and fourth quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the Government Bond Fund’s performance for Class A shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the first quintile based upon both the Peer Group and Universe for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the first quintile based upon the Peer Group for the one-year period ended December 31, 2020, and in the first quintile based upon the Universe for both the one- and three-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the High Yield Fund’s performance for Class A shares was in fifth quintile based upon the Peer Group for each of the one-, three-, and five-year periods ended December 31, 2020, and in the fifth, fifth and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the fourth, fifth, and fourth quintiles based upon the Peer Group, and in the fifth, fourth and fourth quintiles based upon the Universe, for the one, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth quintile based upon the Peer Group for each of the one-, three-, and five-year periods ended December 31, 2020, and in the fifth, fourth and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the Income Fund’s performance for Class A shares was in the fifth, third, and third quintiles based upon the Peer Group, and in the fifth, third, and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the fifth, second and second quintiles based upon both the Peer Group and Universe, for the one-, three, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth, fourth and third quintiles based upon the Peer Group, and in the fifth, second and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and

486	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Inflation Managed Bond Fund’s performance for Class A shares was in the fifth, fourth and fourth quintiles based upon the Peer Group, and in the fifth, fourth and fifth quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the fourth quintile based upon both the Peer Group and Universe, for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the fourth quintile based upon the Universe for each of the one-, three-, and five- year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the Limited Duration Bond Fund’s performance for Class A shares was in the fifth quintile based upon both the Peer Group and Universe, for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the fifth, fourth and fourth quintiles based upon the Peer Group, and in the fifth, fifth and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth quintile based upon the Peer Group for each of the one-, three-, and five-year periods ended December 31, 2020, and in the fifth, fourth and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the performance was satisfactory under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.

The Trustees noted that the Mortgage-Backed Securities Fund’s performance for Class A shares was in the second, first and first quintiles based upon the Peer Group, and in the second, first and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that performance for Class I shares was in the first quintile based upon the Peer Group for each of the one-, three-, and five-year periods ended December 31, 2020, and in the second, first and first quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the first quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Short Duration Bond Fund’s performance for Class A shares was in the second, fourth and fifth quintiles based upon the Peer Group, and in the second, third and fifth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that performance for Class I shares was in the first, first and fourth quintiles based upon the Peer Group, and in the second, second and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the third and fourth quintiles based upon the Peer Group for the one- and three-year periods ended December 31, 2020, respectively, and in the second, second and third quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Short Duration Core Plus Fund’s performance for Class A shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2020, and in the second, first and first quintiles based upon the Universe for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares and Class R6 shares was in the first quintile based upon both the Peer Group and Universe for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	487

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s net advisory fee for Class A shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Core Plus Bond Fund’s net advisory fee for Class A shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the fourth and third quintiles based upon the Peer Group and

Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the fourth and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Floating Rate Income Fund’s net advisory fee for Class A shares was in the fourth and fifth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the fifth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth and fifth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the fourth and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Government Bond Fund’s net advisory fee for Class A shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the High Yield Fund’s net advisory fee for Class A shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and third quintiles based upon the Peer Group and Universe,

488	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

respectively. The Trustees noted that the net advisory fee for Class I shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, including a reduction to the Fund’s expense caps effective November 1, 2021, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Income Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second and first quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Inflation Managed Bond Fund’s net advisory fee for Class A shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third quintile based upon both the Peer Group and Universe The Trustees noted that the net advisory fee for Class I shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the third and first quintiles, respectively, based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Limited Duration Bond Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mortgage-Backed Securities Fund’s net advisory fee and actual total expenses for Class A, Class I, and Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Short Duration Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares and Class R6 shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares and Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Short Duration Core Plus Fund’s net advisory fee for Class A shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	489

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. August 2021.	SAN-INC2-821

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2021 (Unaudited)

JPMorgan Managed Income Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.

Prospective investors should refer to the Fund’s prospectuses for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

October 8, 2021 (Unaudited)

Dear Shareholders,

As the global economy continued to rebound in 2021, financial markets largely provided investors with positive returns amid ultra-low interest rates and world-wide efforts to halt the pandemic. However, the way forward has not necessarily been smooth as supply chain bottlenecks, inflationary pressures and the spread of variants of COVID-19 all appear to have slowed progress toward full recovery.

“As the investment environment changes with the advancing economic cycle, J.P. Morgan Asset Management will continue to pursue innovative strategies and seek to apply our experience in risk management to seek to help investors build durable portfolios.” — Andrea L. Lisher

Record corporate earnings, accommodative central bank policies, government stimulus and strong consumer spending bolstered global financial markets during the six months ended August 31, 2021. Within fixed income markets, lower rated bonds and high yield debt (also known as “junk bonds”) generally outperformed higher quality corporate credit and sovereign debt, including U.S. Treasury bonds. More broadly, equity markets outperformed fixed income markets during the reporting period: The S&P 500 Index returned 19.5% and the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index) returned 1.49%.

While the U.S. Federal Reserve (the “Fed”) has acknowledged that the spread of the delta variant of COVID-19 weighed on economic growth in 2021, it has also noted robust improvement in the U.S. labor market and stronger-than-expected inflationary pressures. In response, the Fed has signaled that it may begin to taper off its $120 billion-a-month asset purchasing program by the end of 2021. Various economic data indicate that growth in consumer spending is likely to continue, particularly in the services sector, and both investment spending and the rebuilding of depleted inventories may increase into 2022.

As the investment environment may change with the advancing economic cycle, J.P. Morgan Asset Management will continue to pursue innovative strategies and seek to apply our experience in risk management to seek to help investors build durable portfolios. We seek to maintain our focus on the needs of our clients and shareholders with the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	1

JPMorgan Managed Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	0.13%
ICE BofAML 3-Month US Treasury Bill Index	0.02%

Net Assets as of 8/31/2021 (In Thousands)	$13,796,672
Duration as of 8/31/2021	0.7 Years

INVESTMENT OBJECTIVE**

The JPMorgan Managed Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.

HOW DID THE MARKET PERFORM?

Bond markets generally underperformed equity markets during the period amid continued low interest rates and investor demand for higher returns on investments. Within global fixed income markets, high yield bonds (also called “junk bonds”), emerging markets debt and lower quality investment grade bonds largely outperformed higher quality investment grade corporate bonds, U.S. Treasury bonds and other sovereign debt.

Throughout the period, the U.S. Federal Reserve (the “Fed”) held interest rates at historic lows and maintained the pace of its monthly $120 billion combined asset purchasing programs. However, the Fed said at its July meeting that it could begin tapering its bond buying by year-end 2021, but that it did not plan to raise interest rates by then. In late August, Fed Chairman Jerome Powell noted inflation had now met the Fed’s target rate but reiterated the Fed’s view that rising inflation should be temporary.

The Bank of England responded to rising domestic inflation by outlining its plan to eventually withdraw policy support for the economy. Amid a relatively sluggish economic rebound in the EU, the European Central Bank pledged in July to hold interest rates at record lows for the time being. Notably, South Korea became the first Asian country to raise its interest rates — by 0.25% to 0.75% — amid rising inflation there.

While the global reopening continued over the period, the persistence of the pandemic and the emergence of new variants of COVID-19 slowed the pace of growth somewhat and put further strain on the global supply chain.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class L Shares outperformed the ICE BofAML 3-Month US Treasury Bill Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s investments in fixed income asset classes that generated additional yield over U.S. Treasury bonds, including corporate bonds and asset-backed securities, were leading contributors to performance. Within corporate bonds, the Fund’s relatively large allocation to the banking sector also helped relative performance.

The Fund’s investments in U.S. Treasury bonds with maturities of twelve to eighteen months were the smallest contributors to performance relative to the Benchmark. There were no significant detractors from absolute or relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund maintained exposure to floating rate notes and held non-Treasury debt securities and asset-backed securities, neither of which were included in the Benchmark.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	69.1%
Asset-Backed Securities	6.7
U.S. Treasury Obligations	1.0
Others (each less than 1.0%)	1.0
Short-Term Investments	22.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

An unaudited uncertified list of prior-day portfolio holdings of the Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding the Fund and information on holdings.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS I SHARES	July 5, 2017	(0.05)%	0.12%	1.48%	1.02%
CLASS L SHARES	September 30, 2010	0.13	0.37	1.65	1.11

*	Not annualized.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722.

Returns for Class I Shares prior to its inception date are based on the performance of Class L Shares. The actual returns for Class I Shares would have been lower than those shown because Class I Shares have higher expenses than Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Managed Income Fund and the ICE BofAML 3-Month US Treasury Bill Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	3

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 72.1%

Aerospace & Defense — 0.3%

BAE Systems plc (United Kingdom) 4.75%, 10/11/2021 (a)	22,192	22,299

General Dynamics Corp. 3.38%, 5/15/2023	10,792	11,337

Lockheed Martin Corp. 3.35%, 9/15/2021	6,490	6,498

		40,134

Automobiles — 3.2%

BMW Finance NV (Germany) 2.25%, 8/12/2022 (a)	70,658	72,001

BMW US Capital LLC (Germany)

1.85%, 9/15/2021 (a)	5,101	5,104

2.95%, 4/14/2022 (a)	12,727	12,941

3.80%, 4/6/2023 (a)	6,973	7,339

Daimler Finance North America LLC (Germany)

3.88%, 9/15/2021 (a)	21,231	21,259

3.75%, 11/5/2021 (a)	2,450	2,465

2.85%, 1/6/2022 (a)	26,432	26,669

(ICE LIBOR USD 3 Month + 0.90%), 1.02%, 2/15/2022 (a) (b)	30,000	30,120

(ICE LIBOR USD 3 Month + 0.88%), 1.01%, 2/22/2022 (a) (b)	2,850	2,861

3.40%, 2/22/2022 (a)	7,327	7,436

2.55%, 8/15/2022 (a)	15,000	15,319

3.35%, 2/22/2023 (a)	2,723	2,837

Hyundai Capital America

3.95%, 2/1/2022 (a)	2,081	2,110

2.85%, 11/1/2022 (a)	5,639	5,786

1.15%, 11/10/2022 (a)	50,331	50,643

2.38%, 2/10/2023 (a)	16,800	17,199

0.80%, 4/3/2023 (a)	40,000	40,036

Volkswagen Group of America Finance LLC (Germany)

2.90%, 5/13/2022 (a)	36,852	37,486

2.70%, 9/26/2022 (a)	14,340	14,691

0.75%, 11/23/2022 (a)	22,306	22,376

0.88%, 11/22/2023 (a)	48,407	48,680

		445,358

Banks — 32.9%

ANZ New Zealand Int’l Ltd. (New Zealand) 2.88%, 1/25/2022 (a)	14,064	14,214

Australia & New Zealand Banking Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 0.87%), 1.00%, 11/23/2021 (a) (b)	2,600	2,605

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

2.63%, 5/19/2022	1,000	1,017

2.05%, 11/21/2022	8,500	8,692

Banco Santander SA (Spain)

(ICE LIBOR USD 3 Month + 1.56%), 1.68%, 4/11/2022 (b)	2,000	2,017

3.50%, 4/11/2022	59,630	60,782

3.13%, 2/23/2023	25,365	26,328

3.85%, 4/12/2023	29,400	30,950

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (b)	59,600	59,770

Bank of America Corp.

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (b)	42,567	43,258

(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (b)	24,487	25,012

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	7,603	7,850

(BSBY3M + 0.43%), 0.53%, 5/28/2024 (b)	69,325	69,363

(SOFR + 0.41%), 0.52%, 6/14/2024 (b)	35,575	35,542

Bank of Montreal (Canada)

(ICE LIBOR USD 3 Month + 0.40%), 0.53%, 9/10/2021 (b)	58,132	58,138

(ICE LIBOR USD 3 Month + 0.57%), 0.72%, 3/26/2022 (b)	17,204	17,253

2.90%, 3/26/2022	1,270	1,290

2.10%, 6/15/2022 (a)	25,162	25,527

2.05%, 11/1/2022	4,900	5,003

(SOFR + 0.27%), 0.32%, 4/14/2023 (b)	103,998	104,117

Bank of Nova Scotia (The) (Canada)

2.70%, 3/7/2022	3,172	3,213

2.45%, 9/19/2022	2,925	2,996

2.00%, 11/15/2022	25,711	26,249

1.95%, 2/1/2023	2,425	2,481

1.63%, 5/1/2023	5,000	5,109

0.80%, 6/15/2023	19,996	20,133

(SOFR + 0.28%), 0.33%, 6/23/2023 (b)	52,664	52,703

0.70%, 4/15/2024	29,671	29,730

Banque Federative du Credit Mutuel SA (France)

2.70%, 7/20/2022 (a) (c)	5,000	5,109

2.13%, 11/21/2022 (a)	76,639	78,382

(ICE LIBOR USD 3 Month + 0.96%), 1.09%, 7/20/2023 (a) (b)	12,474	12,677

Barclays Bank plc (United Kingdom) 1.70%, 5/12/2022	50,084	50,541

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Barclays plc (United Kingdom)

3.68%, 1/10/2023	2,377	2,405

(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (b)	75,290	76,720

BBVA USA 2.88%, 6/29/2022	54,891	55,949

BNP Paribas SA (France)

2.95%, 5/23/2022 (a)	89,049	90,747

3.50%, 3/1/2023 (a)	71,478	74,695

3.80%, 1/10/2024 (a) (c)	21,135	22,603

BNZ International Funding Ltd. (New Zealand)

2.90%, 2/21/2022 (a)	6,666	6,751

2.65%, 11/3/2022 (a)	12,364	12,708

Canadian Imperial Bank of Commerce (Canada)

2.55%, 6/16/2022 (c)	170	173

0.45%, 6/22/2023	34,058	34,054

0.95%, 6/23/2023	74,286	74,983

(SOFR + 0.40%), 0.45%, 12/14/2023 (b)	37,574	37,750

Capital One Bank USA NA 3.38%, 2/15/2023	29,940	31,205

Capital One NA 2.15%, 9/6/2022	27,508	27,975

Citigroup, Inc.

2.75%, 4/25/2022	37,244	37,772

2.70%, 10/27/2022	2,758	2,830

(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (b)	41,874	42,332

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	75,401	77,043

Citizens Bank NA

(ICE LIBOR USD 3 Month + 0.72%), 0.84%, 2/14/2022 (b)	16,825	16,866

3.25%, 2/14/2022	26,190	26,484

(ICE LIBOR USD 3 Month + 0.81%), 0.93%, 5/26/2022 (b)	22,956	23,085

2.65%, 5/26/2022	20,980	21,308

Commonwealth Bank of Australia (Australia)

(ICE LIBOR USD 3 Month + 0.83%), 0.96%, 9/6/2021 (a) (b)	8,265	8,265

(ICE LIBOR USD 3 Month + 0.70%), 0.83%, 3/10/2022 (a) (b)	200	201

2.75%, 3/10/2022 (a)	3,305	3,350

2.50%, 9/18/2022 (a)	6,248	6,397

Cooperatieve Rabobank UA (Netherlands)

(ICE LIBOR USD 3 Month + 0.83%), 0.95%, 1/10/2022 (b)	1,500	1,504

2.75%, 1/10/2022	8,590	8,668

3.88%, 2/8/2022	42,954	43,639

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Credit Agricole Corporate & Investment Bank SA (France) 0.78%, 6/28/2024	14,863	14,872

Credit Agricole SA (France)

(ICE LIBOR USD 3 Month + 1.43%), 1.55%, 1/10/2022 (a) (b)	3,669	3,687

3.38%, 1/10/2022 (a)	37,181	37,593

(ICE LIBOR USD 3 Month + 1.02%), 1.15%, 4/24/2023 (a) (b)	6,180	6,265

3.75%, 4/24/2023 (a)	29,397	30,994

DBS Group Holdings Ltd. (Singapore) 2.85%, 4/16/2022 (a) (c)	3,595	3,647

DNB Bank ASA (Norway) 2.15%, 12/2/2022 (a)	49,333	50,538

DNB Boligkreditt A/S (Norway) 2.50%, 3/28/2022 (a) (c)	23,650	23,961

Federation des Caisses Desjardins du Quebec (Canada)

(SOFR + 0.43%), 0.48%, 5/21/2024 (a) (b)	25,463	25,526

0.70%, 5/21/2024 (a)	41,167	41,167

Fifth Third Bancorp

3.50%, 3/15/2022	21,474	21,794

2.60%, 6/15/2022	23,739	24,131

Fifth Third Bank NA

2.88%, 10/1/2021	7,001	7,001

(ICE LIBOR USD 3 Month + 0.64%), 0.77%, 2/1/2022 (b)	9,070	9,094

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (b)	90,928	92,345

3.60%, 5/25/2023	36,976	38,991

(SOFR + 0.53%), 0.73%, 8/17/2024 (b)	11,700	11,720

Huntington National Bank (The)

3.13%, 4/1/2022	25,063	25,430

2.50%, 8/7/2022	2,565	2,615

ING Groep NV (Netherlands)

(ICE LIBOR USD 3 Month + 1.15%), 1.30%, 3/29/2022 (b)	24,060	24,177

3.15%, 3/29/2022	63,898	64,968

4.10%, 10/2/2023	2,951	3,167

Intesa Sanpaolo SpA (Italy) 3.13%, 7/14/2022 (a)	29,416	30,087

KeyBank NA

3.30%, 2/1/2022	2,931	2,969

(SOFR + 0.32%), 0.37%, 6/14/2024 (b)	32,071	32,107

(SOFR + 0.32%), 0.43%, 6/14/2024 (b)	58,259	58,292

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	5

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Lloyds Banking Group plc (United Kingdom)

3.00%, 1/11/2022	19,860	20,057

(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023 (b)	84,175	85,305

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (b)	23,381	23,546

Mitsubishi UFJ Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 0.92%), 1.05%, 2/22/2022 (b)	8,605	8,641

3.00%, 2/22/2022	17,770	18,004

(ICE LIBOR USD 3 Month + 0.70%), 0.83%, 3/7/2022 (b)	16,196	16,248

3.22%, 3/7/2022	17,399	17,665

2.62%, 7/18/2022	115,515	117,910

2.67%, 7/25/2022	43,640	44,569

(ICE LIBOR USD 3 Month + 0.86%), 0.99%, 7/26/2023 (b)	1,208	1,224

Mizuho Bank Ltd. (Japan) 2.95%, 10/17/2022 (a)	11,505	11,843

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.14%), 1.26%, 9/13/2021 (b)	288	288

2.27%, 9/13/2021	42,532	42,559

(ICE LIBOR USD 3 Month + 0.94%), 1.06%, 2/28/2022 (b)	45,969	46,172

2.95%, 2/28/2022	15,208	15,409

(ICE LIBOR USD 3 Month + 0.88%), 1.00%, 9/11/2022 (b)	5,785	5,831

2.60%, 9/11/2022	28,946	29,636

(ICE LIBOR USD 3 Month + 0.79%), 0.92%, 3/5/2023 (b)	9,738	9,824

(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (b)	25,583	26,109

National Australia Bank Ltd. (Australia)

(ICE LIBOR USD 3 Month + 0.58%), 0.71%, 9/20/2021 (a) (b)	1,500	1,500

(ICE LIBOR USD 3 Month + 0.71%), 0.83%, 11/4/2021 (a) (b)	26,739	26,774

3.70%, 11/4/2021	375	377

2.80%, 1/10/2022	3,108	3,137

2.50%, 5/22/2022	21,685	22,054

1.88%, 12/13/2022	19,897	20,330

National Bank of Canada (Canada)

2.15%, 10/7/2022 (a)	81,102	82,720

2.10%, 2/1/2023	18,166	18,607

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

(SOFR + 0.30%), 0.35%, 5/16/2023 (b) (c)	62,985	63,011

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.90%, 8/15/2023 (b)	2,868	2,882

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (b)	97,737	99,808

NatWest Markets plc (United Kingdom)

(SOFR + 1.66%), 1.71%, 9/29/2022 (a) (b)	11,800	11,979

3.63%, 9/29/2022 (a)	7,938	8,221

2.38%, 5/21/2023 (a)	21,883	22,621

Nordea Bank Abp (Finland)

1.00%, 6/9/2023 (a)	8,183	8,283

(ICE LIBOR USD 3 Month + 0.94%), 1.06%, 8/30/2023 (a) (b)	4,812	4,876

3.75%, 8/30/2023 (a)	646	688

Oesterreichische Kontrollbank AG (Austria) 2.63%, 1/31/2022	6,000	6,062

PNC Bank NA

2.45%, 7/28/2022	2,500	2,547

(ICE LIBOR USD 3 Month + 0.42%), 2.03%, 12/9/2022 (b)	19,000	19,089

Royal Bank of Canada (Canada)

3.35%, 10/22/2021 (a)	87,311	87,696

2.75%, 2/1/2022 (c)	5,345	5,402

1.90%, 9/23/2022 (a) (c)	44,750	45,542

1.60%, 4/17/2023	12,265	12,529

(SOFR + 0.45%), 0.50%, 10/26/2023 (b)	61,235	61,543

Santander UK Group Holdings plc (United Kingdom) 3.57%, 1/10/2023	10,086	10,199

Skandinaviska Enskilda Banken AB (Sweden) 1.88%, 9/13/2021	21,446	21,458

Societe Generale SA (France)

3.25%, 1/12/2022 (a)	26,324	26,600

4.25%, 9/14/2023 (a)	4,200	4,498

3.88%, 3/28/2024 (a)	72,450	77,733

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.20%), 1.33%, 9/10/2022 (a) (b)	89,865	89,884

(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022 (a) (b)	27,738	27,752

(ICE LIBOR USD 3 Month + 1.15%), 1.28%, 1/20/2023 (a) (b)	21,030	21,113

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (b)	10,000	10,145

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(SOFR + 1.25%), 1.30%, 10/14/2023 (a) (b)	3,672	3,708

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (a) (b)	37,438	37,720

Sumitomo Mitsui Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.14%), 1.27%, 10/19/2021 (b)	9,319	9,333

2.85%, 1/11/2022	11,388	11,496

2.78%, 7/12/2022	66,905	68,368

2.78%, 10/18/2022	700	720

(ICE LIBOR USD 3 Month + 0.74%), 0.87%, 1/17/2023 (b)	11,617	11,705

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.80%, 9/12/2023 (a)	70,104	70,672

Svenska Handelsbanken AB (Sweden) 1.88%, 9/7/2021	2,174	2,174

Toronto-Dominion Bank (The) (Canada)

3.35%, 10/22/2021 (a)	71,485	71,803

2.10%, 7/15/2022 (a) (c)	25,000	25,409

1.90%, 12/1/2022	2,969	3,031

(SOFR + 0.48%), 0.53%, 1/27/2023 (b)	35,934	36,138

Truist Bank

2.80%, 5/17/2022	9,181	9,334

2.45%, 8/1/2022	10,043	10,235

Truist Financial Corp.

2.70%, 1/27/2022	8,568	8,637

2.75%, 4/1/2022	6,420	6,500

3.05%, 6/20/2022	3,055	3,117

UniCredit SpA (Italy) 3.75%, 4/12/2022 (d)	14,284	14,553

US Bancorp

(ICE LIBOR USD 3 Month + 0.64%), 0.77%, 1/24/2022 (b)	54	54

Series V, 2.63%, 1/24/2022	143	144

US Bank NA

2.65%, 5/23/2022	3,213	3,264

(BSBY3M + 0.17%), 0.26%, 6/2/2023 (b)	136,643	136,505

Wells Fargo & Co.

3.50%, 3/8/2022 (c)	3,008	3,059

3.07%, 1/24/2023 (c)	29,800	30,135

Wells Fargo Bank NA

3.63%, 10/22/2021	24,529	24,647

3.55%, 8/14/2023	20,600	21,842

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Westpac Banking Corp. (Australia)

(ICE LIBOR USD 3 Month + 0.85%), 0.97%, 1/11/2022 (b)	105	105

2.80%, 1/11/2022	7,908	7,982

2.50%, 6/28/2022	8,930	9,104

		4,553,645

Beverages — 0.8%

Beam Suntory, Inc. (Japan)

3.25%, 5/15/2022	8,241	8,350

3.25%, 6/15/2023	2,000	2,080

Coca-Cola Europacific Partners plc (United Kingdom) 0.50%, 5/5/2023 (a)	47,359	47,327

Diageo Investment Corp. (United Kingdom) 2.88%, 5/11/2022	200	204

Heineken NV (Netherlands) 3.40%, 4/1/2022 (a)	47,759	48,620

PepsiCo, Inc.

(ICE LIBOR USD 3 Month + 0.53%), 0.67%, 10/6/2021 (b)	794	794

2.75%, 3/5/2022	1,383	1,401

2.25%, 5/2/2022	1,215	1,229

2.75%, 3/1/2023	2,744	2,849

Suntory Holdings Ltd. (Japan) 2.55%, 6/28/2022 (a)	775	787

		113,641

Biotechnology — 1.6%

AbbVie, Inc.

(ICE LIBOR USD 3 Month + 0.46%), 0.59%, 11/19/2021 (b)	16,600	16,614

2.15%, 11/19/2021	42,452	42,627

3.45%, 3/15/2022	21,015	21,260

3.25%, 10/1/2022	3,962	4,058

Amgen, Inc.

2.65%, 5/11/2022	22,961	23,297

3.63%, 5/15/2022	4,600	4,672

Biogen, Inc. 3.63%, 9/15/2022	35,959	37,173

Gilead Sciences, Inc.

(ICE LIBOR USD 3 Month + 0.15%), 0.27%, 9/17/2021 (b)	42,484	42,486

4.40%, 12/1/2021	2,448	2,448

3.25%, 9/1/2022	20,382	20,892

		215,527

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	7

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — 6.8%

Bank of New York Mellon Corp. (The) (ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (b)	230	234

Credit Suisse AG (Switzerland)

3.00%, 10/29/2021	9,401	9,442

2.80%, 4/8/2022	35,811	36,378

1.00%, 5/5/2023	50,805	51,326

Series FXD, 0.52%, 8/9/2023	61,195	61,325

(SOFR + 0.39%), 0.44%, 2/2/2024 (b)	24,506	24,512

Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a) (c)	32,531	33,096

Goldman Sachs Group, Inc. (The)

5.75%, 1/24/2022	4,969	5,077

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (b)	23,330	23,424

(SOFR + 0.41%), 0.46%, 1/27/2023 (b)	8,607	8,611

Series FXD, 0.48%, 1/27/2023	14,600	14,603

0.52%, 3/8/2023	28,071	28,084

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (b)	32,076	32,670

Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023 (b)	30,940	30,984

(SOFR + 0.57%), 0.67%, 3/8/2024 (b)	36,100	36,158

Macquarie Bank Ltd. (Australia)

(ICE LIBOR USD 3 Month + 0.45%), 0.58%, 11/24/2021 (a) (b)	61,406	61,469

2.10%, 10/17/2022 (a)	18,944	19,340

0.44%, 12/16/2022 (a)	114,770	114,911

Morgan Stanley

3.13%, 1/23/2023	18,200	18,905

(SOFR + 0.47%), 0.56%, 11/10/2023 (b)	18,781	18,812

(SOFR + 0.46%), 0.53%, 1/25/2024 (b)	112,339	112,394

(SOFR + 0.62%), 0.73%, 4/5/2024 (b)	29,923	30,015

State Street Corp.

(SOFR + 2.69%), 2.82%, 3/30/2023 (b)	9,223	9,361

(ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023 (b)	7,486	7,613

UBS AG (Switzerland)

0.38%, 6/1/2023 (a)	29,113	29,093

(SOFR + 0.36%), 0.41%, 2/9/2024 (a) (b)	29,727	29,933

(SOFR + 0.45%), 0.50%, 8/9/2024 (a) (b)	36,407	36,601

UBS Group AG (Switzerland)

2.65%, 2/1/2022 (a)	3,723	3,761

(ICE LIBOR USD 3 Month + 1.22%), 1.35%, 5/23/2023 (a) (b)	6,937	6,992

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

3.49%, 5/23/2023 (a)	16,790	17,165

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (b)	20,853	21,332

		933,621

Chemicals — 0.1%

Air Liquide Finance SA (France)

1.75%, 9/27/2021 (a)	8,600	8,609

2.25%, 9/27/2023 (a)	2,200	2,276

Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (a)	231	242

		11,127

Construction Materials — 0.1%

Martin Marietta Materials, Inc. 0.65%, 7/15/2023	10,944	10,969

Consumer Finance — 4.0%

American Express Co.

(ICE LIBOR USD 3 Month + 0.60%), 0.72%, 11/5/2021 (b)	10,563	10,568

3.70%, 11/5/2021	8,938	8,967

2.75%, 5/20/2022	17,785	18,069

2.50%, 8/1/2022	9,360	9,536

2.65%, 12/2/2022	4,312	4,442

American Express Credit Corp.

(ICE LIBOR USD 3 Month + 0.70%), 0.83%, 3/3/2022 (b)	18,810	18,862

2.70%, 3/3/2022 (c)	1,127	1,139

American Honda Finance Corp.

1.70%, 9/9/2021	23,180	23,187

(ICE LIBOR USD 3 Month + 0.35%), 0.47%, 11/5/2021 (b)	900	900

(ICE LIBOR USD 3 Month + 0.15%), 0.28%, 2/22/2023 (b)	82,500	82,597

0.35%, 4/20/2023 (c)	31,064	31,059

0.88%, 7/7/2023	21,078	21,254

Capital One Financial Corp.

(ICE LIBOR USD 3 Month + 0.95%), 1.07%, 3/9/2022 (b)	4,297	4,313

3.05%, 3/9/2022	2,155	2,181

3.20%, 1/30/2023	2,794	2,899

2.60%, 5/11/2023	69,963	72,438

Caterpillar Financial Services Corp.

(ICE LIBOR USD 3 Month + 0.28%), 0.41%, 9/7/2021 (b)	500	500

3.15%, 9/7/2021	11,976	11,981

1.93%, 10/1/2021	1,048	1,050

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

(ICE LIBOR USD 3 Month + 0.22%), 0.36%, 1/6/2022 (b)	11,747	11,757

2.95%, 2/26/2022	20,107	20,369

2.85%, 6/1/2022	1,000	1,020

Hyundai Capital Services, Inc. (South Korea)

3.00%, 3/6/2022 (a)	1,517	1,536

3.00%, 8/29/2022 (a)	300	307

John Deere Capital Corp.

3.20%, 1/10/2022	188	190

2.95%, 4/1/2022	5,377	5,465

1.95%, 6/13/2022	2,020	2,048

Toyota Motor Credit Corp.

0.45%, 7/22/2022	5,392	5,404

(SOFR + 0.15%), 0.20%, 8/15/2022 (b)	3,000	3,003

(SOFR + 0.20%), 0.25%, 2/13/2023 (b)	108,711	108,695

(SOFR + 0.32%), 0.37%, 4/6/2023 (b)	44,450	44,550

(SOFR + 0.33%), 0.38%, 1/11/2024 (b) (c)	23,375	23,442

		553,728

Diversified Financial Services — 2.8%

AIG Global Funding

1.90%, 10/6/2021 (a)	513	514

0.80%, 7/7/2023 (a)	8,857	8,935

(SOFR + 0.38%), 0.43%, 12/15/2023 (a) (b)	87,384	87,568

Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	77,274	76,962

CK Hutchison International 16 Ltd. (United Kingdom) 1.88%, 10/3/2021 (a)	21,084	21,109

Hutchison Whampoa International 11 Ltd. (United Kingdom) 4.63%, 1/13/2022 (a)	38,647	39,294

National Rural Utilities Cooperative Finance Corp.

2.70%, 2/15/2023	1,503	1,550

Series D, (ICE LIBOR USD 3 Month + 0.07%), 0.19%, 2/16/2023 (b)	53,114	53,026

NTT Finance Corp. (Japan) 0.37%, 3/3/2023 (a)	30,772	30,775

Siemens Financieringsmaatschappij NV (Germany)

2.90%, 5/27/2022 (a)	16,110	16,435

0.40%, 3/11/2023 (a)	20,112	20,180

(SOFR + 0.43%), 0.48%, 3/11/2024 (a) (b)	26,307	26,498

		382,846

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — 0.5%

Deutsche Telekom International Finance BV (Germany) 1.95%, 9/19/2021 (a)	200	200

Telstra Corp. Ltd. (Australia) 4.80%, 10/12/2021 (a)	14,365	14,437

Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 1.00%), 1.12%, 3/16/2022 (b)	50,632	50,898

		65,535

Electric Utilities — 2.0%

American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	9,732	9,815

Duke Energy Corp. 2.40%, 8/15/2022	17,059	17,375

Duke Energy Florida LLC Series A, (ICE LIBOR USD 3 Month + 0.25%), 0.37%, 11/26/2021 (b)	6,370	6,371

Duke Energy Progress LLC Series A, (ICE LIBOR USD 3 Month + 0.18%), 0.30%, 2/18/2022 (b)	10,995	10,995

Entergy Louisiana LLC 0.62%, 11/17/2023	37,533	37,549

Eversource Energy Series K, 2.75%, 3/15/2022	22,773	23,035

NextEra Energy Capital Holdings, Inc.

2.40%, 9/1/2021	26,946	26,946

(ICE LIBOR USD 3 Month + 0.72%), 0.85%, 2/25/2022 (b)	16,275	16,324

2.90%, 4/1/2022	5,283	5,363

(ICE LIBOR USD 3 Month + 0.27%), 0.40%, 2/22/2023 (b)	70,324	70,330

(SOFR + 0.54%), 0.59%, 3/1/2023 (b)	6,553	6,576

0.65%, 3/1/2023	13,111	13,162

Niagara Mohawk Power Corp. 2.72%, 11/28/2022 (a)	9,994	10,255

Ohio Power Co. Series M, 5.38%, 10/1/2021	3,950	3,966

PPL Electric Utilities Corp. 2.50%, 9/1/2022	719	731

Public Service Co. of Colorado 2.50%, 3/15/2023	1,527	1,562

Virginia Electric and Power Co. 2.95%, 1/15/2022 (c)	9,181	9,211

		269,566

Electrical Equipment — 0.0% (e)

ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	6,055	6,163

Electronic Equipment, Instruments & Components — 0.1%

Tyco Electronics Group SA 3.50%, 2/3/2022	9,366	9,417

Energy Equipment & Services — 0.1%

Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	11,281	11,618

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	9

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Entertainment — 0.1%

TWDC Enterprises 18 Corp. 2.35%, 12/1/2022	2,993	3,070

Walt Disney Co. (The) 1.65%, 9/1/2022	8,366	8,485

		11,555

Food & Staples Retailing — 1.1%

7-Eleven, Inc.

(ICE LIBOR USD 3 Month + 0.45%), 0.58%, 8/10/2022 (a) (b)	57,359	57,377

0.63%, 2/10/2023 (a)	71,080	71,005

Kroger Co. (The)

2.95%, 11/1/2021	4,000	4,009

3.40%, 4/15/2022	4,768	4,822

2.80%, 8/1/2022	4,664	4,761

Seven & i Holdings Co. Ltd. (Japan) 3.35%, 9/17/2021 (a)	13,599	13,616

		155,590

Food Products — 0.4%

Cargill, Inc. 3.30%, 3/1/2022 (a)	335	338

General Mills, Inc. 3.15%, 12/15/2021	14,086	14,121

Mondelez International Holdings Netherlands BV 2.00%, 10/28/2021 (a)	21,095	21,123

Mondelez International, Inc. 0.63%, 7/1/2022	17,862	17,913

		53,495

Gas Utilities — 2.3%

Atmos Energy Corp.

(ICE LIBOR USD 3 Month + 0.38%), 0.50%, 3/9/2023 (b)	85,900	85,829

0.63%, 3/9/2023	53,345	53,350

CenterPoint Energy Resources Corp. (ICE LIBOR USD 3 Month + 0.50%), 0.63%, 3/2/2023 (b)	54,780	54,797

ONE Gas, Inc.

(ICE LIBOR USD 3 Month + 0.61%), 0.73%, 3/11/2023 (b)	23,570	23,573

0.85%, 3/11/2023	89,854	89,862

Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (a)	4,967	4,971

		312,382

Health Care Providers & Services — 0.3%

AmerisourceBergen Corp. 0.74%, 3/15/2023	38,898	38,962

UnitedHealth Group, Inc. 2.88%, 12/15/2021	4,877	4,914

		43,876

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — 0.0% (e)

Starbucks Corp. 1.30%, 5/7/2022	6,262	6,303

Household Products — 0.2%

Church & Dwight Co., Inc. 2.45%, 8/1/2022	267	272

Clorox Co. (The) 3.05%, 9/15/2022	7,003	7,158

Procter & Gamble Co. (The) 2.15%, 8/11/2022	4,470	4,554

Reckitt Benckiser Treasury Services plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.56%), 0.69%, 6/24/2022 (a) (b)	4,492	4,510

2.38%, 6/24/2022 (a)	8,031	8,157

		24,651

Independent Power and Renewable Electricity Producers — 0.0% (e)

Exelon Generation Co. LLC

3.40%, 3/15/2022	2,602	2,638

4.25%, 6/15/2022	2,204	2,250

		4,888

Industrial Conglomerates — 0.1%

Honeywell International, Inc.

1.85%, 11/1/2021	971	972

0.48%, 8/19/2022 (c)	1,483	1,484

Roper Technologies, Inc.

0.45%, 8/15/2022	5,554	5,563

3.13%, 11/15/2022	3,798	3,897

		11,916

Insurance — 5.1%

American International Group, Inc. 4.88%, 6/1/2022	5,686	5,878

Athene Global Funding

(ICE LIBOR USD 3 Month + 1.23%), 1.37%, 7/1/2022 (a) (b)	10,143	10,235

3.00%, 7/1/2022 (a)	9,325	9,533

2.80%, 5/26/2023 (a)	14,749	15,324

1.20%, 10/13/2023 (a)	7,542	7,639

0.95%, 1/8/2024 (a) (c)	55,505	55,838

1.00%, 4/16/2024 (a)	22,028	22,173

(SOFR + 0.70%), 0.75%, 5/24/2024 (a) (b)	9,146	9,195

Brighthouse Financial Global Funding

0.60%, 6/28/2023 (a)	13,515	13,527

(SOFR + 0.76%), 0.81%, 4/12/2024 (a) (b)	9,930	10,000

1.00%, 4/12/2024 (a)	4,379	4,414

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Insurance — continued

Chubb INA Holdings, Inc. 2.88%, 11/3/2022	1,938	1,989

Equitable Financial Life Global Funding (SOFR + 0.39%), 0.44%, 4/6/2023 (a) (b)	58,202	58,329

Guardian Life Global Funding

1.95%, 10/27/2021 (a)	6,143	6,160

2.50%, 5/8/2022 (a)	6,481	6,582

Jackson National Life Global Funding

2.10%, 10/25/2021 (a)	15,740	15,784

3.30%, 2/1/2022 (a)	36,819	37,291

2.50%, 6/27/2022 (a)	4,008	4,081

(SOFR + 0.60%), 0.65%, 1/6/2023 (a) (b)	56,045	56,350

MassMutual Global Funding II

2.50%, 4/13/2022 (a)	1,024	1,039

2.50%, 10/17/2022 (a)	5,200	5,331

Metropolitan Life Global Funding I

3.45%, 10/9/2021 (a)	2,740	2,749

3.38%, 1/11/2022 (a)	1,886	1,908

3.88%, 4/11/2022 (a)	899	919

2.40%, 6/17/2022 (a)	14,000	14,244

3.00%, 1/10/2023 (a)	140	145

1.95%, 1/13/2023 (a)	1,670	1,706

0.90%, 6/8/2023 (a)	10,204	10,305

(SOFR + 0.32%), 0.37%, 1/7/2024 (a) (b)	13,698	13,762

New York Life Global Funding

2.30%, 6/10/2022 (a)	7,169	7,288

1.10%, 5/5/2023 (a)	5,820	5,891

(SOFR + 0.19%), 0.24%, 6/30/2023 (a) (b)	71,799	71,820

Principal Life Global Funding II

(ICE LIBOR USD 3 Month + 0.40%), 0.54%, 10/6/2021 (a) (b)	2,729	2,730

1.25%, 5/11/2023 (a) (c)	42,048	42,665

Protective Life Global Funding 0.33%, 12/9/2022 (a)	135,860	135,828

Reliance Standard Life Global Funding II

2.63%, 7/22/2022 (a)	15,527	15,849

2.15%, 1/21/2023 (a)	13,150	13,442

3.85%, 9/19/2023 (a)	2,461	2,619

Suncorp-Metway Ltd. (Australia) 2.80%, 5/4/2022 (a)	6,710	6,821

		707,383

IT Services — 0.1%

Fidelity National Information Services, Inc. 0.38%, 3/1/2023	19,987	19,975

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — 0.0% (e)

Deere & Co. 2.60%, 6/8/2022	2,600	2,633

Media — 0.1%

Fox Corp. 3.67%, 1/25/2022	100	101

Sky Ltd. (United Kingdom) 3.13%, 11/26/2022 (a)	11,463	11,852

		11,953

Metals & Mining — 0.1%

BHP Billiton Finance USA Ltd. (Australia)

3.25%, 11/21/2021	9,920	9,987

2.88%, 2/24/2022	6,747	6,833

		16,820

Multiline Retail — 0.0% (e)

Target Corp. 2.90%, 1/15/2022	149	150

Multi-Utilities — 0.3%

Dominion Energy, Inc.

Series B, 2.75%, 1/15/2022	235	237

Series B, 2.75%, 9/15/2022	462	470

Engie SA (France) 2.88%, 10/10/2022 (a)	2,847	2,923

Public Service Enterprise Group, Inc.

2.00%, 11/15/2021	6,089	6,102

2.65%, 11/15/2022	37,124	38,032

		47,764

Oil, Gas & Consumable Fuels — 0.6%

BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021 (a)	784	787

BP Capital Markets America, Inc. 2.11%, 9/16/2021	6,792	6,797

Enbridge, Inc. (Canada) (SOFR + 0.40%), 0.45%, 2/17/2023 (b)	13,243	13,272

Equinor ASA (Norway)

2.75%, 11/10/2021	7,771	7,808

2.45%, 1/17/2023	1,733	1,784

Exxon Mobil Corp. 1.57%, 4/15/2023	6,944	7,084

Phillips 66 4.30%, 4/1/2022	38,504	39,394

Saudi Arabian Oil Co. (Saudi Arabia) 2.75%, 4/16/2022 (a)	5,989	6,065

		82,991

Pharmaceuticals — 1.2%

AstraZeneca plc (United Kingdom)

2.38%, 6/12/2022	21,386	21,707

0.30%, 5/26/2023	62,628	62,558

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	11

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — continued

Bristol-Myers Squibb Co.

3.25%, 8/15/2022	6,683	6,874

3.55%, 8/15/2022	10,977	11,326

2.75%, 2/15/2023	550	569

Eli Lilly & Co. 2.35%, 5/15/2022	250	254

EMD Finance LLC (Germany) 2.95%, 3/19/2022 (a)	10,554	10,664

GlaxoSmithKline Capital plc (United Kingdom)

2.85%, 5/8/2022	6,699	6,819

2.88%, 6/1/2022	13,869	14,115

GlaxoSmithKline Capital, Inc. (United Kingdom) 2.80%, 3/18/2023	5,968	6,199

Johnson & Johnson 2.25%, 3/3/2022	334	337

Merck & Co., Inc. 2.35%, 2/10/2022	133	134

Viatris, Inc. 1.13%, 6/22/2022 (a)	18,826	18,929

		160,485

Road & Rail — 0.4%

Central Japan Railway Co. (Japan) 3.40%, 9/6/2023 (d)	16,732	17,645

Penske Truck Leasing Co. LP 3.38%, 2/1/2022 (a)	34,314	34,566

Ryder System, Inc.

2.88%, 6/1/2022	1,270	1,291

2.50%, 9/1/2022	314	320

		53,822

Software — 0.8%

Microsoft Corp. 2.65%, 11/3/2022	1,204	1,234

Oracle Corp.

2.50%, 5/15/2022	46,581	47,139

2.50%, 10/15/2022	42,714	43,738

2.63%, 2/15/2023	15,946	16,430

		108,541

Technology Hardware, Storage & Peripherals — 0.0% (e)

Apple, Inc.

(ICE LIBOR USD 3 Month + 0.50%), 0.63%, 2/9/2022 (b)	150	150

2.70%, 5/13/2022	2,043	2,078

		2,228

Thrifts & Mortgage Finance — 2.4%

BPCE SA (France)

(ICE LIBOR USD 3 Month + 0.30%), 0.43%, 1/14/2022 (a) (b)	28,731	28,761

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Thrifts & Mortgage Finance — continued

(SOFR + 0.44%), 0.49%, 2/17/2022 (a) (b)	111,302	111,437

(ICE LIBOR USD 3 Month + 1.22%), 1.35%, 5/22/2022 (a) (b)	2,047	2,062

3.00%, 5/22/2022 (a)	31,761	32,384

2.75%, 1/11/2023 (a)	13,453	13,906

4.00%, 9/12/2023 (a)	14,724	15,716

Nationwide Building Society (United Kingdom)

2.00%, 1/27/2023 (a)	22,727	23,274

(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (a) (b)	38,735	39,537

0.55%, 1/22/2024 (a)	59,302	59,199

		326,276

Tobacco — 0.4%

BAT Capital Corp. (United Kingdom)

(ICE LIBOR USD 3 Month + 0.88%), 1.00%, 8/15/2022 (b)	8,571	8,621

2.76%, 8/15/2022	7,000	7,148

BAT International Finance plc (United Kingdom) 3.25%, 6/7/2022 (a)	2,655	2,709

Philip Morris International, Inc.

2.38%, 8/17/2022	11,680	11,895

2.50%, 8/22/2022	14,245	14,559

2.50%, 11/2/2022	4,975	5,091

		50,023

Trading Companies & Distributors — 0.5%

Air Lease Corp. (ICE LIBOR USD 3 Month + 0.35%), 0.49%, 12/15/2022 (b)	67,679	67,734

Transportation Infrastructure — 0.0% (e)

HPHT Finance 17 Ltd. (Hong Kong) 2.75%, 9/11/2022 (d)	4,375	4,453

Wireless Telecommunication Services — 0.3%

America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	14,338	14,637

Rogers Communications, Inc. (Canada) (ICE LIBOR USD 3 Month + 0.60%), 0.73%, 3/22/2022 (b)	33,272	33,368

		48,005

Total Corporate Bonds (Cost $9,939,304)		9,958,787

Asset-Backed Securities — 7.1%

Ally Auto Receivables Trust

Series 2019-2, Class A3, 2.23%, 1/16/2024	1,899	1,916

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-1, Class A4, 3.02%, 4/15/2024	1,788	1,832

AmeriCredit Automobile Receivables Trust

Series 2018-3, Class A3, 3.38%, 7/18/2023	1,640	1,646

Series 2020-3, Class A2, 0.42%, 3/18/2024	6,384	6,388

Series 2019-3, Class A3, 2.06%, 4/18/2024	9,377	9,440

Series 2021-2, Class A2, 0.26%, 11/18/2024	85,324	85,352

Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1, 2.84%, 12/15/2024	156,400	158,303

CarMax Auto Owner Trust

Series 2018-1, Class A3, 2.48%, 11/15/2022	3	3

Series 2020-2, Class A2A, 1.75%, 1/17/2023	235	236

Series 2019-4, Class A2A, 2.01%, 3/15/2023	770	771

Series 2020-4, Class A2, 0.31%, 1/16/2024	28,175	28,189

Series 2021-2, Class A2A, 0.27%, 6/17/2024	29,033	29,053

Carvana Auto Receivables Trust

Series 2020-P1, Class A2, 0.28%, 11/8/2023	4,598	4,599

Series 2021-P2, Class A2, 0.30%, 7/10/2024	31,555	31,564

Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022 (a) (f)	6,294	6,320

Discover Card Execution Note Trust Series 2019-A1, Class A1, 3.04%, 7/15/2024	100,164	101,240

Drive Auto Receivables Trust Series 2021-2, Class A2, 0.36%, 5/15/2024	60,735	60,734

Exeter Automobile Receivables Trust

Series 2021-1A, Class A2, 0.30%, 6/15/2023	5,848	5,848

Series 2021-2A, Class A2, 0.27%, 1/16/2024	19,631	19,634

Series 2021-1A, Class A3, 0.34%, 3/15/2024	3,237	3,237

Series 2021-2A, Class A3, 0.30%, 10/15/2024	9,006	9,010

Series 2021-3A, Class A3, 0.35%, 2/18/2025	20,201	20,201

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ford Credit Auto Lease Trust

Series 2020-A, Class A3, 1.85%, 3/15/2023	9,328	9,363

Series 2021-A, Class A2, 0.19%, 7/15/2023	40,964	40,965

Ford Credit Auto Owner Trust

Series 2018-A, Class A3, 3.03%, 11/15/2022	119	119

Series 2019-A, Class A3, 2.78%, 9/15/2023	1,781	1,798

Series 2020-C, Class A2, 0.25%, 10/15/2023	30,291	30,304

Series 2017-1, Class A, 2.62%, 8/15/2028 (a)	15,225	15,389

GM Financial Automobile Leasing Trust Series 2020-3, Class A2A, 0.35%, 11/21/2022	8,854	8,858

GM Financial Consumer Automobile Receivables Trust

Series 2020-4, Class A2, 0.26%, 11/16/2023	3,674	3,676

Series 2019-1, Class A3, 2.97%, 11/16/2023	484	489

Series 2020-1, Class A3, 1.84%, 9/16/2024	5,937	5,997

Honda Auto Receivables Owner Trust

Series 2020-3, Class A2, 0.27%, 2/21/2023	3,697	3,698

Series 2019-1, Class A3, 2.83%, 3/20/2023	324	327

Mercedes-Benz Auto Lease Trust

Series 2020-B, Class A2, 0.31%, 2/15/2023	12,118	12,124

Series 2021-A, Class A2, 0.18%, 3/15/2023	32,416	32,417

Santander Drive Auto Receivables Trust

Series 2020-4, Class A2, 0.42%, 9/15/2023	4,267	4,269

Series 2020-3, Class A2, 0.46%, 9/15/2023	3,884	3,885

Series 2021-1, Class A2, 0.29%, 11/15/2023	2,175	2,175

Series 2021-2, Class A2, 0.28%, 4/15/2024	24,189	24,198

Series 2021-3, Class A2, 0.29%, 5/15/2024	50,097	50,131

Tesla Auto Lease Trust

Series 2019-A, Class A2, 2.13%, 4/20/2022 (a)	3,410	3,420

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	13

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2020-A, Class A3, 0.68%, 12/20/2023 (a)	11,952	12,009

Series 2021-A, Class A2, 0.36%, 3/20/2025 (a)	68,768	68,828

Toyota Auto Receivables Owner Trust

Series 2018-C, Class A3, 3.02%, 12/15/2022	912	917

Toyota Lease Owner Trust

Series 2021-B, Class A2, 0.25%, 3/20/2024 (a)	52,434	52,431

Volvo Financial Equipment LLC

Series 2019-2A, Class A2, 2.02%, 8/15/2022 (a)	309	309

Total Asset-Backed Securities (Cost $977,471)		973,612

U.S. Treasury Obligations — 1.0%

U.S. Treasury Notes 1.88%, 8/31/2022 (Cost $142,398)	139,900	142,392

Foreign Government Securities — 0.8%

Svensk Exportkredit AB (Sweden) (SOFR + 1.00%), 1.05%, 5/25/2023 (b) (Cost $107,173)	105,820	107,417

Certificates of Deposit — 0.3%

UBS AG (Switzerland) 0.46%, 12/2/2022 (Cost $39,769)	39,769	39,896

Supranational — 0.0% (e)

European Investment Bank (Supranational) 2.13%, 10/15/2021 (Cost $1,486)	1,483	1,487

Short-Term Investments — 23.2%

Certificates Of Deposit — 6.3%

Bank of Montreal (Canada) 0.20%, 8/19/2022	32,238	32,239

Credit Suisse AG (Switzerland) 0.31%, 9/16/2021	20,900	20,902

First Abu Dhabi Bank USA NV (ICE LIBOR USD 3 Month + 0.17%), 0.29%, 12/14/2021 (b)	22,600	22,604

Kookmin Bank (South Korea)

(ICE LIBOR USD 3 Month + 0.27%), 0.40%, 10/29/2021 (b)	18,789	18,796

(ICE LIBOR USD 3 Month + 0.25%), 0.37%, 12/13/2021 (b)	79,128	79,167

Lloyds Bank Corporate Markets plc (United Kingdom)

0.24%, 2/22/2022	43,502	43,522

0.22%, 8/3/2022	5,253	5,253

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates Of Deposit — continued

Nordea Bank Abp (Finland)

(ICE LIBOR USD 3 Month + 0.00%), 0.13%, 1/24/2022 (b)	39,150	39,153

(ICE LIBOR USD 3 Month + 0.11%), 0.24%, 3/21/2022 (b)	4,000	4,002

Norinchukin Bank (The) (Japan)

0.37%, 12/1/2021	143,842	143,937

0.37%, 12/3/2021	99,752	99,819

Royal Bank of Canada (Canada) 0.20%, 8/16/2022	80,050	80,055

Shinhan Bank (South Korea)

0.45%, 9/13/2021	28,072	28,077

0.47%, 10/4/2021	12,707	12,711

0.47%, 10/7/2021	11,990	11,994

0.47%, 11/3/2021	19,819	19,831

0.47%, 11/5/2021	17,890	17,901

0.47%, 12/3/2021	21,883	21,902

Societe Generale SA (France) 0.32%, 9/17/2021	68,210	68,218

Sumitomo Mitsui Banking Corp. (Japan) (SOFR + 0.18%), 0.23%, 8/2/2022 (b)	70,300	70,307

Woori Bank (South Korea)

(ICE LIBOR USD 3 Month + 0.25%), 0.38%, 1/31/2022 (b)	13,428	13,431

0.26%, 8/12/2022 (a)	9,000	8,999

Total Certificates Of Deposit (Cost $862,502)		862,820

Commercial Paper — 7.9%

AT&T, Inc.

0.38%, 11/16/2021 (a) (g)	16,554	16,548

0.40%, 12/14/2021 (a) (g)	64,604	64,570

Aviation Capital Group LLC

0.32%, 9/7/2021 (a) (g)	15,000	15,000

0.32%, 9/10/2021 (a) (g)	20,300	20,299

Banco del Estado de Chile (Chile) 0.41%, 11/24/2021 (a) (g)	38,389	38,377

Banco Santander SA (Spain) 0.46%, 9/2/2021 (a) (g)	43,340	43,340

Barclays Bank plc (United Kingdom)

0.30%, 2/9/2022 (a) (g)	25,445	25,426

0.30%, 2/10/2022 (a) (g)	28,038	28,017

0.24%, 7/14/2022 (a) (g)	4,300	4,292

BNZ International Funding Ltd. (New Zealand) 0.32%, 11/30/2021 (a) (g)	39,691	39,682

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

BP Capital Markets plc (United Kingdom)

0.38%, 11/1/2021 (a) (g)	11,440	11,438

0.38%, 11/4/2021 (a) (g)	13,599	13,596

0.30%, 1/11/2022 (a) (g)	14,786	14,778

0.29%, 1/28/2022 (a) (g)	4,600	4,597

Cigna Corp.

0.20%, 11/17/2021 (a) (g)	750	750

0.28%, 2/16/2022 (a) (g)	50,000	49,944

Cigna Corporate Services LLC 0.30%, 2/15/2022 (a) (g)	18,750	18,729

Enbridge US, Inc. 0.35%, 9/13/2021 (a) (g)	52,215	52,213

Enel Finance America LLC

0.43%, 2/9/2022 (a) (g)	49,100	49,049

0.43%, 2/11/2022 (a) (g)	4,250	4,245

0.40%, 4/4/2022 (a) (g)	33,500	33,450

0.37%, 6/27/2022 (a) (g)	8,600	8,580

Eni Finance USA, Inc. (Italy)

0.58%, 10/18/2021 (a) (g)	29,110	29,104

0.57%, 10/29/2021 (a) (g)	15,000	14,995

0.45%, 2/28/2022 (a) (g)	34,137	34,088

0.45%, 3/4/2022 (a) (g)	29,239	29,195

0.46%, 3/14/2022 (a) (g)	10,000	9,984

First Abu Dhabi Bank PJSC (United Arab Emirates) 0.25%, 6/29/2022 (a) (g)	80,069	79,948

General Motors Financial Co., Inc.

0.30%, 9/20/2021 (a) (g)	2,197	2,197

0.30%, 9/22/2021 (a) (g)	33,500	33,492

Glencore Funding LLC (Australia) 0.30%, 1/11/2022 (a) (g)	69,500	69,419

HSBC USA, Inc. 0.32%, 8/5/2022 (a) (g)	31,300	31,196

Natwest Markets plc (United Kingdom) 0.30%, 1/28/2022 (a) (g)	9,300	9,293

NatWest Markets plc (United Kingdom)

0.38%, 1/4/2022 (a) (g)	9,306	9,301

0.30%, 6/21/2022 (a) (g)	14,000	13,975

Shinhan Bank (South Korea) 0.45%, 10/15/2021 (a) (g)	22,770	22,765

Standard Chartered Bank (United Kingdom) 0.27%, 4/27/2022 (a) (g)	15,000	14,981

Telstra Corp. Ltd. (Australia)

0.40%, 10/27/2021 (a) (g)	50,220	50,208

0.30%, 2/7/2022 (a) (g)	26,091	26,069

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Waste Management, Inc. 0.45%, 9/17/2021 (a) (g)	46,928	46,925

0.34%, 4/21/2022 (a) (g)	5,000	4,995

Total Commercial Paper (Cost $1,088,600)		1,089,050

	Shares (000)
Investment Companies — 7.9%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (h) (i) (Cost $1,095,014)	1,094,582	1,095,130

Investment of Cash Collateral From Securities Loaned — 0.4%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.07% (h) (i)	45,002	45,002

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (h) (i)	6,169	6,169

Total Investment of Cash Collateral From Securities Loaned (Cost $51,171)		51,171

	Principal Amount ($000)
Repurchase Agreements — 0.7%

Wells Fargo Securities LLC, 0.60%, dated 8/31/2021, due 12/22/2021, repurchase price $100,188, collateralized by Asset-Backed Securities, 3.19%, due 7/15/2031 and Collateralized Mortgage Obligations, 0.29%—6.09%, due 11/25/2025—6/17/2060, with the value of $108,097. (Cost $100,000)	100,000	100,000

Total Short-Term Investments (Cost $3,197,287)		3,198,171

Total Investments — 104.5% (Cost $14,404,888)		14,421,762
Liabilities in Excess of Other Assets — (4.5)%		(625,090)

Net Assets — 100.0%		$13,796,672

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	15

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Abbreviations

BSBY	Bloomberg Short Term Bank Yield Index
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 is $49,904.

(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(g)	The rate shown is the effective yield as of August 31, 2021.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	17

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Managed Income Fund
ASSETS:
Investments in non-affiliates, at value	$13,175,461
Investments in affiliates, at value	1,095,130
Investment of cash collateral received from securities loaned, at value (See Note 2.D.)	51,171
Repurchase agreements, at value	100,000
Cash	73
Receivables:
Due from custodian	21,588
Investment securities sold	5
Investment securities sold — delayed delivery securities	23,572
Fund shares sold	9,410
Interest from non-affiliates	48,472
Dividends from affiliates	36
Securities lending income (See Note 2.D.)	7

Total Assets	14,524,925

LIABILITIES:
Payables:
Distributions	254
Investment securities purchased	52,055
Collateral received on securities loaned (See Note 2.D.)	51,171
Fund shares redeemed	621,550
Accrued liabilities:
Investment advisory fees	1,188
Administration fees	435
Service fees	1,218
Custodian and accounting fees	95
Trustees’ and Chief Compliance Officer’s fees	—	(a)
Other	287

Total Liabilities	728,253

Net Assets	$13,796,672

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

JPMorgan Managed Income Fund
NET ASSETS:
Paid-in-Capital	$13,813,847
Total distributable earnings (loss)	(17,175)

Total Net Assets	$13,796,672

Net Assets:
Class I	$50,930
Class L	13,745,742

Total	$13,796,672

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	5,086
Class L	1,370,804

Net Asset Value (b):
Class I — Offering and redemption price per share	$10.01
Class L — Offering and redemption price per share	10.03

Cost of investments in non-affiliates	$13,158,703
Cost of investments in affiliates	1,095,014
Cost of repurchase agreements	100,000
Investment securities on loan, at value (See Note 2.D.)	49,904
Cost of investment of cash collateral (See Note 2.D.)	51,171

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	19

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

(Amounts in thousands)

JPMorgan Managed Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$46,186
Interest income from affiliates	4
Dividend income from non-affiliates	142
Dividend income from affiliates	216
Income from securities lending (net) (See Note 2.D.)	23

Total investment income	46,571

EXPENSES:
Investment advisory fees	11,194
Administration fees	4,969
Service fees:
Class I	68
Class L	7,435
Custodian and accounting fees	261
Interest expense to affiliates	— (a)
Professional fees	93
Trustees’ and Chief Compliance Officer’s fees	30
Printing and mailing costs	24
Registration and filing fees	300
Transfer agency fees (See Note 2.G.)	53
Other	71

Total expenses	24,498

Less fees waived	(6,172)

Net expenses	18,326

Net investment income (loss)	28,245

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	10,251
Investments in affiliates	(43)

Net realized gain (loss)	10,208

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(22,736)
Investments in affiliates	43

Change in net unrealized appreciation/depreciation	(22,693)

Net realized/unrealized gains (losses)	(12,485)

Change in net assets resulting from operations	$15,760

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Managed Income Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$28,245	$134,079
Net realized gain (loss)	10,208	(34,929)
Change in net unrealized appreciation/depreciation	(22,693)	(6,916)

Change in net assets resulting from operations	15,760	92,234

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(83)	(616)
Class L	(33,721)	(141,538)

Total distributions to shareholders	(33,804)	(142,154)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,845,798)	2,133,237

NET ASSETS:
Change in net assets	(1,863,842)	2,083,317
Beginning of period	15,660,514	13,577,197

End of period	$13,796,672	$15,660,514

CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$24,557	$105,603
Distributions reinvested	83	587
Cost of shares redeemed	(39,039)	(113,478)

Change in net assets resulting from Class I capital transactions	(14,399)	(7,288)

Class L
Proceeds from shares issued	5,166,387	17,036,231
Distributions reinvested	31,845	137,393
Cost of shares redeemed	(7,029,631)	(15,033,099)

Change in net assets resulting from Class L capital transactions	(1,831,399)	2,140,525

Total change in net assets resulting from capital transactions	$(1,845,798)	$2,133,237

SHARE TRANSACTIONS:
Class I
Issued	2,452	10,542
Reinvested	8	59
Redeemed	(3,898)	(11,359)

Change in Class I Shares	(1,438)	(758)

Class L
Issued	515,071	1,697,070
Reinvested	3,175	13,710
Redeemed	(700,832)	(1,499,953)

Change in Class L Shares	(182,586)	210,827

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	21

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Managed Income Fund
Class I
Six Months Ended August 31, 2021 (Unaudited)	$10.03	$0.01		$(0.01)	$—	(f)	$(0.02)	$—		$(0.02)
Year Ended February 28, 2021	10.05	0.09		(0.02)	0.07		(0.09)	—	(f)	(0.09)
Year Ended February 29, 2020	10.01	0.22		0.06	0.28		(0.23)	(0.01)		(0.24)
Year Ended February 28, 2019	9.99	0.24	(g)	(0.01)	0.23		(0.21)	—	(f)	(0.21)
July 5, 2017 (h) through February 28, 2018	10.02	0.09		(0.02)	0.07		(0.09)	(0.01)		(0.10)

Class L
Six Months Ended August 31, 2021 (Unaudited)	10.04	0.02		(0.01)	0.01		(0.02)	—		(0.02)
Year Ended February 28, 2021	10.06	0.09		(0.01)	0.08		(0.10)	—	(f)	(0.10)
Year Ended February 29, 2020	10.02	0.24		0.05	0.29		(0.24)	(0.01)		(0.25)
Year Ended February 28, 2019	10.00	0.23	(g)	0.02	0.25		(0.23)	—	(f)	(0.23)
Year Ended February 28, 2018	10.02	0.14		(0.01)	0.13		(0.14)	(0.01)		(0.15)
Year Ended February 28, 2017	10.00	0.10		0.02	0.12		(0.10)	—	(f)	(0.10)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.01	(0.05)%	$50,930	0.40%	0.23%		0.48%	51%
10.03	0.71	65,404	0.39	0.86		0.48	110
10.05	2.76	73,170	0.40	2.22		0.49	82
10.01	2.39	27,406	0.39	2.36	(g)	0.51	107
9.99	0.64	1,160	0.39	1.37		0.50	103

10.03	0.13	13,745,742	0.25	0.38		0.33	51
10.04	0.86	15,595,110	0.24	0.94		0.33	110
10.06	2.91	13,504,027	0.24	2.41		0.34	82
10.02	2.54	10,861,307	0.24	2.31	(g)	0.35	107
10.00	1.28	8,548,082	0.24	1.41		0.34	103
10.02	1.18	8,127,381	0.24	0.97		0.35	114

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited)

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversification Classification
JPMorgan Managed Income Fund	Class I and Class L	Diversified

The investment objective of the Fund is to seek current income while seeking to maintain a low volatility of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. No sales charges are assessed with respect to the Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$973,612	$—	$973,612
Certificates of Deposit	—	39,896	—	39,896
Corporate Bonds	—	9,958,787	—	9,958,787
Foreign Government Securities	—	107,417	—	107,417
Supranational	—	1,487	—	1,487
U.S. Treasury Obligations	—	142,392	—	142,392
Short-Term Investments
Certificates of Deposit	—	862,820	—	862,820
Commercial Paper	—	1,089,050	—	1,089,050
Investment Companies	1,095,130	—	—	1,095,130
Investment of Cash Collateral from Securities Loaned	51,171	—	—	51,171
Repurchase Agreements	—	100,000	—	100,000

Total Short-Term Investments	1,146,301	2,051,870	—	3,198,171

Total Investments in Securities	$1,146,301	$13,275,461	$—	$14,421,762

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.

As of August 31, 2021, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

C. Repurchase Agreements — The Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.

The Fund’s repurchase agreements are not subject to master netting arrangements.

D. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.

The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

The following table presents the Fund’s value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of August 31, 2021.

Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$49,904	$(49,904)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Fund to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.12% to 0.06%. For the six months ended August 31, 2021, JPMIM waived fees associated with the Fund’s investment in the JPMorgan U.S. Government Money Market Fund as follows:

$3

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).

E. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$596,089	$9,160,585	$8,661,544	$(43)		$43	$1,095,130	1,094,582	$216		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.07% (a) (b)	2	68,000	23,000	—	*(c)	—	45,002	45,002	5	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	7,482	42,916	44,229	—		—	6,169	6,169	1	*	—

Total	$603,573	$9,271,501	$8,728,773	$(43)		$43	$1,146,301		$222		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statement of Operation as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

G. Allocation of Income and Expenses — Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the six months ended August 31, 2021 are as follows:

	Class I	Class L	Total
Transfer agency fees	$1	$52	$53

H. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2021, no liability for Federal income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

I. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

J. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Fund’s financial statements of applying ASU 2020-04.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.15% of the Fund’s average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund’s average daily net assets, plus 0.050% of the Fund’s average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund’s average daily net assets between $20 billion and $25 billion, plus 0.01% of the Fund’s average daily net assets in excess of $25 billion. For the six months ended August 31, 2021, the effective annualized rate was 0.07% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMCB serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s principal underwriter and promotes and arranges for the sale of the Fund’s shares. JPMDS receives no compensation in its capacity as the Fund’s underwriter.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

D. Service Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class I	Class L
0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class I	Class L
0.40%	0.25%

The expense limitation agreement was in effect for the six months ended August 31, 2021 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2022.

For the six months ended August 31, 2021, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees		Total
$3,479	$2,321	$—	(a)	$5,800

Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

The amount of these waivers resulting from investments in these money market funds for the six months ended August 31, 2021 was $372.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2021, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$5,243,144	$5,328,907	$527,873	$385,918

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2021 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$14,404,888	$22,065	$5,191	$16,874

As of February 28, 2021, the Fund had net capital loss carryforwards which are available to offset future realized gains:

Capital Loss Carryforward Character
Short-Term	Long-Term
$20,697	$12,738

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 28, 2021, the Fund deferred to March 1, 2021 the following net capital losses of:

Net Capital Losses
Short-Term	Long-Term
$—	$14

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Fund had no borrowings outstanding from another fund during the six months ended August 31, 2021.

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2021.

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	29

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.25%, which has decreased to 1.00% pursuant to the amendment referenced below (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Fund did not utilize the Credit Facility during the six months ended August 31, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

As of August 31, 2021, the Fund had one individual shareholder and/or affiliated omnibus account, which owned 79.9% of the Fund’s outstanding shares.

Significant shareholder transactions by this shareholder may impact the Fund’s performance and liquidity.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund’s net assets could be adversely affected.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s instruments or investments comprising some or all of the Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Fund is subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could also have a significant negative impact on the Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

8. Other Matters

The Trust is seeking to achieve a unified board with common membership across the Trust and the following open-end registered investment companies also advised by J.P. Morgan Investment Management Inc.:

JPMorgan Trust II, JPMorgan Trust IV, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Investment Trust, JPMorgan Insurance Trust, Undiscovered Managers Funds, JPMorgan Institutional Trust and J.P. Morgan Exchange-Traded Fund Trust (collectively with the Trust, the “J.P. Morgan Funds”).

At special shareholder meetings expected to take place on or about October 27, 2021, shareholders of the J.P. Morgan Funds are being asked to elect the same sixteen individuals (“Nominees”) to serve on their respective boards:

John F. Finn, Stephen P. Fisher, Gary L. French, Kathleen M. Gallagher, Robert J. Grassi, Frankie D. Hughes, Raymond Kanner, Thomas P. Lemke, Lawrence R. Maffia, Mary E. Martinez, Marilyn McCoy, Dr. Robert A. Oden, Jr., Marian U. Pardo, Emily A. Youssouf, Robert F. Deutsch, and Nina O. Shenker (the “Nominees”).

If shareholder approval is obtained for all of the J.P. Morgan Funds, this will result in a unified board structure across all of the J.P. Morgan Funds.

Information about the proposal, including the qualifications of each of the Nominees, is contained in the Trust’s proxy statement, which you can access from the EDGAR Database on the SEC’s website at http://www.sec.gov.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	31

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2021, and continued to hold your shares at the end of the reporting period, August 31, 2021.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Managed Income Fund
Class I
Actual	$1,000.00	$999.50	$2.02	0.40%
Hypothetical	1,000.00	1,023.19	2.04	0.40
Class L
Actual	1,000.00	1,001.30	1.26	0.25
Hypothetical	1,000.00	1,023.95	1.28	0.25

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2021, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 11, 2021.

As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from the Adviser. This information includes the Fund’s performance as compared to the performance of its peers and benchmark and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk/ and performance return assessment as compared to the Fund’s objectives, benchmarks, and peers. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Fund during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Fund and its shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administration services provided by the Adviser in its role as administrator.

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Fund gained from their experience as Trustees of the

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	33

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Fund, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Fund for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The

Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.

Economies of Scale

The Trustees considered the extent to which the Fund may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented contractual expense limitations and fee waivers (“Fee Caps”) which allow the Fund’s shareholders to share potential economies of scale from its inception and that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Fund, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2021

registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”) and a subset of funds within the Universe (the “Peer Group”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in the Fund’s Universe and Peer Group and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The special analysis includes a multi-factor quantitative scoring system for summarizing a Fund’s historical investment performance. The approach relies on multiple metrics, incorporates several time periods, adjusts for risk and considers how a fund’s customized peer group (as selected by the Independent Consultant) has performed. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:

The Trustees noted that the Fund’s performance for Class I shares was in the third quintile based upon the Peer Group for both the one- and three-year periods ended December 31, 2020, and in the fourth and third quintiles based upon the Universe for the one- and three-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class L shares was in the second, second and fourth quintiles based upon the Peer Group, and in the third, second and third quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as the Fund. The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees considered the Fee Caps currently in place for the Fund, the net advisory fee rate and net expense ratio for each class taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that the Fund’s net advisory fee for Class I shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class L shares were both in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

AUGUST 31, 2021	J.P. MORGAN INCOME FUNDS	35

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-766-7722 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-766-7722 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. August 2021.	SAN-INC3-821

Semi-Annual Report

J.P. Morgan Municipal Bond Funds

August 31, 2021 (Unaudited)

JPMorgan California Tax Free Bond Fund

JPMorgan High Yield Municipal Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Sustainable Municipal Income Fund

JPMorgan Tax Free Bond Fund

JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

October 8, 2021 (Unaudited)

Dear Shareholders,

As the global economy continued to rebound in 2021, financial markets largely provided investors with positive returns amid ultra-low interest rates and world-wide efforts to halt the pandemic. However, the way forward has not necessarily been smooth as supply chain bottlenecks, inflationary pressures and the spread of variants of COVID-19 all appear to have slowed progress toward full recovery.

“As the investment environment changes with the advancing economic cycle, J.P. Morgan Asset Management will continue to pursue innovative strategies and seek to apply our experience in risk management to seek to help investors build durable portfolios.” — Andrea L. Lisher

Record corporate earnings, accommodative central bank policies, government stimulus and strong consumer spending bolstered global financial markets during the six months ended August 31, 2021. Within fixed income markets, lower rated bonds and high yield debt (also known as “junk bonds”) generally outperformed higher quality corporate credit and sovereign debt, including U.S. Treasury bonds. More broadly, equity markets outperformed fixed income markets during the reporting period: The S&P 500 Index returned 19.5% and the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index) returned 1.49%.

While the U.S. Federal Reserve (the “Fed”) has acknowledged that the spread of the delta variant of COVID-19 weighed on economic growth in 2021, it has also noted robust improvement in the U.S. labor market and stronger-than-expected inflationary pressures. In response, the Fed has signaled that it may begin to taper off its $120 billion-a-month asset purchasing program by the end of 2021. Various economic data indicate that growth in consumer spending is likely to continue, particularly in the services sector, and both investment spending and the rebuilding of depleted inventories may increase into 2022.

As the investment environment may change with the advancing economic cycle, J.P. Morgan Asset Management will continue to pursue innovative strategies and seek to apply our experience in risk management to seek to help investors build durable portfolios. We seek to maintain our focus on the needs of our clients and shareholders with the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	1

J.P. Morgan Municipal Bond Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Bond markets generally underperformed equity markets during the period amid continued low interest rates and investor demand for higher returns on investments. Within global fixed income markets, high yield bonds (also called “junk bonds”), emerging markets debt and lower quality bond largely outperformed investment grade corporate bonds, U.S. Treasury bonds and other sovereign debt.

While the global reopening continued over the period, the persistence of the pandemic and the emergence of new variants of COVID-19 slowed the pace of growth somewhat and put further strain on the global supply chain. Throughout the period, the U.S. Federal Reserve (the “Fed”) held interest rates at historic lows and maintained the pace of its monthly $120 billion combined asset purchasing programs. However, the Fed said at its July meeting that it could begin tapering its bond buying by year-end 2021, but that it did not plan to raise interest rates by then.

Within the municipal bond sector, interest rates edged lower and the yield curve flattened out somewhat. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. Investor demand for higher yields drove bonds rated single A and BBB to outperform bonds rated AA and AAA.

For the six month period, the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index) returned 1.49% and the Bloomberg U.S. Municipal Index (formerly Bloomberg Barclays U.S. Municipal Index) returned 2.51%.

2	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.82%
Bloomberg LB California 1–17 Year Muni Index (formerly Bloomberg Barclays LB California 1-17 Year Muni Index)	1.85%

Net Assets as of 8/31/2021 (In Thousands) . . . . . . . . . . . . . . . . . .	$430,711
Duration as of 8/31/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares underperformed the Bloomberg LB California 1-17 Year Muni Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s allocations to the transportation (mostly airports), special tax and industrial development revenue sectors, which generally had shorter duration, were leading detractors from performance as interest rates fell during the period. Generally, bonds with shorter duration will experience a smaller increase in price compared with longer duration bonds when interest rates fall. The Fund’s allocations to the general obligation, electric, hospitals, education and water & sewer sectors, which generally had longer durations during the period, were leading contributors to performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the portfolio managers preferred essential service sectors, including water & sewer. Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the California municipal bond market.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
AAA	27.1%
AA	56.0
A	15.6
BBB	0.8
NR	0.5

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	3

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
With Sales Charge**		(2.08)%	(2.67)%	1.27%	2.50%
Without Sales Charge		1.72	1.15	2.05	2.89
CLASS C SHARES	February 19, 2005
With CDSC***		0.48	(0.44)	1.55	2.48
Without CDSC		1.48	0.56	1.55	2.48
CLASS I SHARES	December 23, 1996	1.82	1.19	2.16	2.99
CLASS R6 SHARES	October 1, 2018	1.87	1.29	2.23	3.02

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan California Tax Free Bond Fund and the Bloomberg LB California 1-17 Year Muni Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg LB California 1-17 Year Muni Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The

Bloomberg LB California 1-17 Year Muni Index represents the performance of California municipal bonds with maturities from 1 to 17 years.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan High Yield Municipal Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	5.20%
Bloomberg U.S. Municipal Index (formerly Bloomberg Barclays U.S. Municipal Index)	2.51%
Bloomberg High Yield Municipal Bond Index (formerly Bloomberg Barclays High Yield Municipal Bond Index)	6.15%

Net Assets as of 8/31/2021 (In Thousands)	$528,265
Duration as of 8/31/2021 . . .	6.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Municipal Fund (the “Fund”) seeks a high level of current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares outperformed the Bloomberg U.S. Municipal Index (the “Benchmark”) and the Bloomberg High Yield Municipal Bond Index.

Relative to the Benchmark, the Fund’s overweight allocations to bonds rated BBB and BB were leading contributors to performance as lower quality bonds generally outperformed higher quality bonds during the period. The Fund’s relatively longer duration also contributed to relative performance as interest rates edged lower during the period. Generally, bonds with longer duration will experience a greater increase in price than shorter duration bonds when interest rates fall. The Fund’s overweight positions in the education and hospitals sectors and its underweight positions in the pre-refunded and electric sectors also contributed to relative performance.

The Fund’s underweight allocations to the transportation sector and bonds issued by Illinois were leading detractors from performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s assets were invested in municipal bonds, with a small allocation to loan assignments. At the end of the reporting period, the Fund’s duration was 6.8 years compared with 5.1 years for the Benchmark.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
AAA	1.0%
AA	8.5
A	10.0
BBB	26.0
BB	17.7
B	0.6
CCC	1.8
NR	34.4

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	5

JPMorgan High Yield Municipal Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 17, 2007
With Sales Charge**		1.19%	5.74%	3.45%	3.85%
Without Sales Charge		5.15	9.90	4.25	4.26
CLASS C SHARES	September 17, 2007
With CDSC***		3.90	8.28	3.72	3.84
Without CDSC		4.90	9.28	3.72	3.84
CLASS I SHARES	September 17, 2007	5.20	10.01	4.36	4.36
CLASS R6 SHARES	November 1, 2018	5.25	10.12	4.42	4.39

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective November 1, 2018, the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Municipal Fund, the Bloomberg U.S. Municipal Index and the Bloomberg High Yield Municipal Bond Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Municipal Index and the Bloomberg High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The Bloomberg U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.35%
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (formerly Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index)	1.91%

Net Assets as of 8/31/2021 (In Thousands)	$4,586,568
Duration as of 8/31/2021	5.0 Years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares outperformed the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration was a leading contributor to performance as interest rates edged lower during the period. Generally, bonds with longer duration will experience a larger increase in price compared with shorter duration bonds when interest rates fall. The Fund’s underweight allocation to bonds rated AA and higher and its overweight allocation to bonds rated single-A and lower also contributed to relative performance. The Fund’s overweight positions in the special tax ad hospital sectors also helped relative performance.

The Fund’s overweight position in the electric sector and its slightly underweight position in the housing and lobal general obligation bond sectors were leading detractors from performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers employed a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
AAA	13.6%
AA	47.1
A	23.1
BBB	9.5
BB	1.6
B	0.1
CCC	0.8
NR	4.2

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	7

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 31, 2003
With Sales Charge**		(1.63)%	(1.11)%	1.58%	2.24%
Without Sales Charge		2.18	2.70	2.35	2.63
CLASS C SHARES	December 31, 2003
With CDSC***		0.95	1.20	1.80	2.12
Without CDSC		1.95	2.20	1.80	2.12
CLASS I SHARES	September 10, 2001	2.35	3.01	2.62	2.90
CLASS R6 SHARES	November 6, 2017	2.40	3.11	2.70	2.94

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Intermediate Tax Free Bond Fund and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond

Index represents the performance of municipal bonds with maturities from 1 to 17 years.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	1.87%
Bloomberg New York Intermediate (1–17 Year) Maturities Index (formerly Bloomberg Barclays New York Intermediate (1–17 Year) Maturities Index)	2.08%

Net Assets as of 8/31/2021 (In Thousands)	$413,264
Duration as of 8/31/2021	4.5 Years

INVESTMENT OBJECTIVE**

The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class A Shares underperformed the Bloomberg New York Intermediate (1-17 year) Maturities Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s allocations to the general obligation, health care, education and water & sewer sectors, which had shorter durations during the period, were leading detractors during the period. Generally, bonds with shorter duration will experience a smaller increase in price compared with longer duration bonds when interest rates fall.

The Fund’s allocations to electric, transportation and special tax sectors, which had longer durations during the period, were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the New York State municipal bond market.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
AAA	17.3%
AA	53.0
A	23.5
BBB	6.0
NR	0.2

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	9

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 16, 2001
With Sales Charge**		(1.95)%	(1.41)%	1.24%	2.03%
Without Sales Charge		1.87	2.42	2.02	2.43
CLASS C SHARES	January 31, 2003
With CDSC***		0.61	0.89	1.50	1.90
Without CDSC		1.61	1.89	1.50	1.90
CLASS I SHARES	September 10, 2001	2.13	2.66	2.29	2.68
CLASS R6 SHARES	October 1, 2018	2.04	2.77	2.32	2.70

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan New York Tax Free Bond Fund and the Bloomberg New York Intermediate (1–17 Year) Maturities Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg New York Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg New York Competitive Intermediate

(1–17 Year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $10,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	1.08%
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (formerly Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index)	0.94%

Net Assets as of 8/31/2021 (In Thousands)	$1,712,367
Duration as of 8/31/2021	3.4 Years

INVESTMENT OBJECTIVE**

The JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For six months ended August 31, 2021, the Fund outperformed the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration was a leading contributor to performance as interest rates edged lower during the period. Generally, bonds of longer duration will experience a greater increase in price compared with shorter duration bonds when interest rates fall. The Fund’s overweight allocation to bonds rated single A and lower also contributed to performance as lower rated bonds largely outperformed higher rated bonds. The Fund’s overweight positions in the hospitals and leasing sectors and its underweight allocation in the pre-refunded sector also contributed to relative performance.

The Fund’s underweight allocations to the transportation, housing and industrial development revenue/pollution control revenue sectors were leading detractors from performance relative to the Benchmark. The Fund’s underweight allocation to New York State bonds also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund employed a bottom-up, security selection-based investment approach. The Fund’s portfolio managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk while maintaining the Fund’s bias toward higher quality issuances.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
AAA	20.9%
AA	46.0
A	23.3
BBB	8.1
BB	0.5
NR	1.2

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	11

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 4, 1998
With Sales Charge**		(1.21)%	(1.14)%	1.06%	1.03%
Without Sales Charge		1.08	1.14	1.52	1.26
CLASS C SHARES	November 1, 2001
With CDSC***		(0.19)	(0.39)	1.02	0.85
Without CDSC		0.81	0.61	1.02	0.85
CLASS I SHARES	June 19, 2009	1.30	1.59	1.99	1.73
CLASS R6 SHARES	October 1, 2018	1.33	1.64	2.00	1.74

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond

Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 2.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Sustainable Municipal Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.44%
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (formerly Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index)	1.91%

Net Assets as of 8/31/2021 (In Thousands)	$328,463
Duration as of 8/31/2021	5.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Sustainable Municipal Income Fund (the “Fund”) seeks current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund’s Class I Shares outperformed the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration was the leading contributor to performance as interest rates edged lower during the period. Generally, bonds with longer duration will experience a greater increase in price compared with shorter duration bonds when interest rates fall. The Fund’s underweight allocation to bonds rated AA and higher and its overweight allocation to bonds rated single A and lower also contributed to relative performance as lower rated bonds largely outperformed higher rated bonds. The Fund’s overweight allocations to the hospitals and education sectors and its underweight position in the pre-refunded sectors also helped relative performance.

The Fund’s shorter duration profile within the outperforming housing sector was a leading detractor from performance relative to the Benchmark. The Fund’s underweight allocations to state general obligation bonds, transportation and New York State bonds also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to emphasize higher yielding sectors, particularly the housing sector. At the end of the period, the Fund’s duration was 5.1 years and the Benchmark’s was 4.3 years.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
AAA	15.0%
AA	42.0
A	20.3
BBB	12.6
BB	2.0
NR	8.1

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	13

JPMorgan Sustainable Municipal Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 23, 1993
With Sales Charge**		(1.56)%	(1.04)%	1.62%	2.52%
Without Sales Charge		2.29	2.82	2.41	2.91
CLASS C SHARES	November 4, 1997
With CDSC***		0.93	1.17	1.83	2.44
Without CDSC		1.93	2.17	1.83	2.44
CLASS I SHARES	February 9, 1993	2.44	3.10	2.64	3.17
CLASS R6 SHARES	November 6, 2017	2.49	3.20	2.72	3.21

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Sustainable Municipal Income Fund and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond

Index represents the performance of municipal bonds with maturities from 1 to 17 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	3.42%
Bloomberg U.S. Municipal Index (formerly Bloomberg Barclays U.S. Municipal Index)	2.51%

Net Assets as of 8/31/2021 (In Thousands)	$685,758
Duration as of 8/31/2021	6.4 Years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund outperformed the Bloomberg U.S. Municipal Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration was a leading contributor to performance as interest rates edged lower during the period. Generally, bonds with longer duration will experience a larger increase in price than bonds of shorter duration as interest rates fall. The Fund’s overweight allocation to bonds rated single A and lower also contributed to relative performance as lower rated bonds largely outperformed higher rated bonds. The Fund’s underweight position in general obligation bonds and its overweight allocations to the leasing and hospital sectors also helped relative performance.

The Fund’s overweight allocation to the electric sector and its underweight allocation to the transportation sector were leading detractors from performance relative to the Benchmark. The Fund’s underweight allocations to California and New York state bonds also hurt relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to employ a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
AAA	12.5%
AA	41.0
A	21.8
BBB	15.9
BB	2.2
B	0.4
CCC	0.6
NR	5.6

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	15

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 1, 1988
With Sales Charge**		(0.50)%	0.99%	2.32%	3.57%
Without Sales Charge		3.42	4.90	3.10	3.96
CLASS C SHARES	July 1, 2008
With CDSC***		2.06	3.24	2.49	3.43
Without CDSC		3.06	4.24	2.49	3.43
CLASS I SHARES	February 1, 1995	3.46	5.15	3.33	4.16
CLASS R6 SHARES	October 1, 2018	3.49	5.20	3.36	4.18

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund and the Bloomberg U.S. Municipal Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Ultra-Short Municipal Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.23%
Bloomberg 1 Year Municipal Bond Index (formerly Bloomberg Barclays 1 Year Municipal Bond Index)	0.28%

Net Assets as of 8/31/2021 (In Thousands)	$5,647,467
Duration as of 8/31/2021	1.0 Years

INVESTMENT OBJECTIVE**

The JPMorgan Ultra-Short Municipal Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund underperformed the Bloomberg 1 Year Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s shorter duration was a leading detractor from performance as interest rates edged lower during the period. Generally, bonds with shorter duration will experience a smaller price increase compared with longer duration bonds when interest rates fall. The Fund’s out-of-Benchmark allocation to variable rate demand notes, which generally do not experience price appreciation when interest rates fall, also detracted from relative performance. The Fund’s underweight allocations to bonds rated single A and BBB also hurt relative performance as lower rated bonds largely outperformed higher rated bonds.

The Fund’s underweight allocation to pre-refunded bonds, which are generally rated high quality, was a leading contributor to performance relative to the Benchmark. The Fund’s overweight allocations to the electric and industrial development revenue/pollution control revenue bond sectors, as well as its overweight allocation to New York state bonds also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund sought to maintain an average weighted maturity of two years or less, and the Fund’s investment adviser used a risk/reward analysis to identify investments that it believed would perform well over market cycles.

CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
AAA	21.7%
AA	37.1
A	15.7
BBB	6.5
BB	0.2
NR	18.8

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	17

JPMorgan Ultra-Short Municipal Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES**	May 31, 2016	0.13%	0.18%	0.87%	0.86%
CLASS I SHARES	May 31, 2016	0.23	0.29	1.07	1.06

*	Not annualized.
**	Performance of Class A Shares reflects no initial sales charge. Prior to September 15, 2020, the maximum initial sales charge applicable to Class A Shares was 2.25%, which is not reflected in the performance shown in the table above.

LIFE OF FUND PERFORMANCE (5/31/16 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on May 31, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ultra-Short Municipal Fund and the Bloomberg 1 Year Municipal Bond Index from May 31, 2016 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg 1 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Bloomberg 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on May 31, 2016 until August 31, 2016, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 93.2% (a)

California — 93.2%

Certificate of Participation/Lease — 0.3%

City of Livermore Series 2020B, COP, 4.00%, 10/1/2028	885	1,082

Education — 4.8%

California Educational Facilities Authority, Pomona College, Capital Appreciation Series A, Rev., Zero Coupon, 7/1/2026	2,000	1,939

California Educational Facilities Authority, Stanford University

Series T-5, Rev., 5.00%, 3/15/2023	1,500	1,613

Series U-2, Rev., 5.00%, 10/1/2032	1,500	2,130

Series T-1, Rev., 5.00%, 3/15/2039	1,500	2,178

California Infrastructure & Economic Development Bank, Academy of Motion Picture Arts & Sciences Obligated Group, Green Bond Series 2020A, Rev., 5.00%, 11/1/2030	3,390	4,600

University of California

Series AM, Rev., 5.00%, 5/15/2028	1,500	1,692

Series 2020BE, Rev., 5.00%, 5/15/2035	2,000	2,639

Series AR, Rev., 5.00%, 5/15/2035	1,500	1,804

University of California, Limited Project Series O, Rev., 5.00%, 5/15/2034	1,500	1,892

		20,487

General Obligation — 31.6%

Allan Hancock Joint Community College District GO, 5.00%, 8/1/2030	1,250	1,415

Chaffey Joint Union High School District

Series F, GO, Zero Coupon, 2/1/2033	230	186

Series F, GO, Zero Coupon, 2/1/2034	545	426

City and County of San Francisco

Series 2020-R1, GO, 5.00%, 6/15/2029	2,000	2,580

Series 2020-R1, GO, 5.00%, 6/15/2030	2,500	3,208

City and County of San Francisco, Transportation and Road Improvement Series 2020B, GO, 2.00%, 6/15/2029	2,500	2,673

City of San Jose, Disaster Preparedness, Public Safety and Infrastructure

Series A-1, GO, 5.00%, 9/1/2036	1,500	1,925

Series 2019A-1, GO, 5.00%, 9/1/2038	2,710	3,459

Coast Community College District, Election of 2002 Series 2006B, GO, AGM, Zero Coupon, 8/1/2030	2,000	1,777

County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation GO, Zero Coupon, 8/1/2023	1,500	1,496

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

County of Santa Clara, Campbell Union High School District, Election of 2016

Series B, GO, 5.00%, 8/1/2033	370	446

Series B, GO, 5.00%, 8/1/2035	2,000	2,403

East Side Union High School District Series B, GO, NATL-RE, 5.25%, 2/1/2026	2,000	2,345

Escondido Union High School District, Election of 2008

Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,467

Series A, GO, AGC, Zero Coupon, 8/1/2029	1,000	906

Evergreen Elementary School District, Election of 2006 Series B, GO, AGC, Zero Coupon, 8/1/2024	1,915	1,892

Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax

Series A, GO, 5.00%, 7/1/2023	2,550	2,779

Series 2021A, GO, 5.00%, 7/1/2028	1,500	1,931

Series 2019A, GO, 5.00%, 7/1/2032	1,500	1,955

Manhattan Beach Unified School District, Election of 2008 Series 2009A, GO, Zero Coupon, 9/1/2031	2,335	2,025

Marin Healthcare District, Election of 2013 Series 2017A, GO, 5.00%, 8/1/2032	965	1,195

Menlo Park City School District, Capital Appreciation

GO, Zero Coupon, 7/1/2031	500	384

GO, Zero Coupon, 7/1/2032	880	645

Mount Diablo Unified School District, Election of 2010 Series 2012E, GO, 5.00%, 8/1/2026	1,210	1,264

Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, Zero Coupon, 8/1/2023	3,205	2,113

Mountain View Los Altos Union High School District, Santa Clara County, Election of 2018 Series B, GO, 3.00%, 8/1/2031	1,000	1,169

Mountain View-Whisman School District, Election of 2020 Series A, GO, 4.00%, 9/1/2022	700	727

Murrieta Valley Unified School District GO, AGM, Zero Coupon, 9/1/2024	1,000	988

Napa Valley Community College District, Election of 2002 Series B, GO, NATL-RE, Zero Coupon, 8/1/2026	1,215	1,166

Napa Valley Unified School District, Election of 2006 Series A, GO, Zero Coupon, 8/1/2027	2,000	1,876

Newport Mesa Unified School District, Election of 2005 Series 2007, GO, NATL-RE, Zero Coupon, 8/1/2030	4,500	4,045

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	19

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Palo Alto Unified School District, Election of 2008

GO, Zero Coupon, 8/1/2022	1,500	1,498

GO, Zero Coupon, 8/1/2025	1,015	1,000

GO, Zero Coupon, 8/1/2026	1,790	1,746

GO, Zero Coupon, 8/1/2027	2,360	2,272

San Diego Community College District, Election of 2002 GO, Zero Coupon, 8/1/2035	1,500	1,192

San Diego Unified School District, Election of 1998

Series 1998C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,313

Series F-1, GO, AGM, 5.25%, 7/1/2028	2,500	3,263

San Francisco Bay Area Rapid Transit District, Election of 2004

Series D, GO, 5.00%, 8/1/2032	2,000	2,348

Series 2019F-1, GO, 5.00%, 8/1/2035	3,000	3,925

San Jose Unified School District, Capital Appreciation, Election of 2002

Series C, GO, NATL-RE, Zero Coupon, 8/1/2025	2,000	1,963

Series C, GO, NATL-RE, Zero Coupon, 8/1/2029	1,500	1,373

Series C, GO, NATL-RE, Zero Coupon, 6/1/2031	3,035	2,660

San Juan Unified School District GO, AGM, Zero Coupon, 8/1/2024	1,750	1,734

San Mateo County Community College District, Election of 2001 Series 2005B, GO, NATL-RE, Zero Coupon, 9/1/2027	1,130	1,077

San Mateo County Community College District, Election of 2005

Series A, GO, NATL-RE, Zero Coupon, 9/1/2024	1,400	1,386

Series B, GO, NATL-RE, Zero Coupon, 9/1/2026	2,000	1,936

Series A, GO, NATL-RE, Zero Coupon, 9/1/2029	2,000	1,833

Series B, GO, NATL-RE, Zero Coupon, 9/1/2034	1,000	817

San Mateo County Community College District, Election of 2014 Series B, GO, 5.00%, 9/1/2033	1,000	1,284

San Rafael City Elementary School District, Election of 2002 Series 2004B, GO, NATL-RE, Zero Coupon, 8/1/2029	2,000	1,791

Santa Monica Community College District, Election of 2004 Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	944

South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series C, GO, Zero Coupon, 9/1/2028	1,800	1,588

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

State of California, School Facilities GO, 4.00%, 9/1/2032	2,000	2,322

State of California, Various Purpose

GO, 5.00%, 9/1/2021	1,000	1,000

GO, 5.00%, 8/1/2026	1,320	1,614

GO, 5.00%, 8/1/2027	2,000	2,517

GO, 5.25%, 9/1/2027	1,575	1,578

GO, 5.00%, 11/1/2027	3,000	3,801

GO, 4.00%, 3/1/2029	1,000	1,236

GO, 5.00%, 11/1/2029	2,000	2,657

GO, 5.00%, 12/1/2029	2,000	2,217

GO, 5.00%, 8/1/2030	2,000	2,504

GO, 5.00%, 9/1/2030	1,000	1,002

GO, 5.00%, 8/1/2031	1,500	1,733

GO, 5.00%, 10/1/2031	1,000	1,317

GO, 5.00%, 11/1/2031	1,130	1,524

GO, 5.00%, 8/1/2032	1,500	1,873

GO, 5.00%, 10/1/2032	3,000	3,420

GO, 5.00%, 8/1/2033	1,000	1,211

GO, 5.00%, 3/1/2035	1,000	1,306

GO, 5.00%, 4/1/2036	1,000	1,288

GO, 5.00%, 8/1/2036	2,650	3,357

GO, 5.00%, 8/1/2037	1,430	1,808

Tulare Local Health Care District

GO, 4.00%, 8/1/2024	410	450

GO, 4.00%, 8/1/2025	455	514

Upland Unified School District, Election of 2008 Series 2008A, GO, AGM, Zero Coupon, 8/1/2030	1,500	1,331

		136,389

Hospital — 5.5%

Abag Finance Authority for Nonprofit Corp., Sharp Healthcare Series 2014A, Rev., 5.00%, 8/1/2031	1,000	1,090

California Health Facilities Financing Authority, Adventist Health System

Series 2013A, Rev., 5.00%, 3/1/2026	1,400	1,500

Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,462

California Health Facilities Financing Authority, Cedars-Sinai Medical Center

Rev., 5.00%, 11/15/2030	250	298

Rev., 5.00%, 11/15/2032	400	476

Series 2016A, Rev., 5.00%, 8/15/2033	3,500	4,248

Series 2016B, Rev., 5.00%, 8/15/2035	1,500	1,818

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Hospital — continued

California Health Facilities Financing Authority, Kaiser Permanente Subseries A-1-G, Rev., 5.00%, 11/1/2027	1,720	2,181

California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford

Series 2014A, Rev., 5.00%, 8/15/2027	580	659

Series 2014A, Rev., 5.00%, 8/15/2028	850	965

Series 2014A, Rev., 5.00%, 8/15/2030	655	743

Series A, Rev., 5.00%, 8/15/2030	1,000	1,206

California Health Facilities Financing Authority, St. Joseph Health System Series 2013A, Rev., 5.00%, 7/1/2028	1,000	1,089

California Health Facilities Financing Authority, Stanford Healthcare Series 2017A, Rev., 5.00%, 11/15/2034	1,200	1,502

California Health Facilities Financing Authority, Sutter Health

Series 2018A, Rev., 5.00%, 11/15/2025	500	597

Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,871

California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 4.00%, 10/15/2025	145	164

Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2027	710	855

		23,724

Housing — 0.6%

California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	2,201

City of San Bernardino, Single Family Mortgage Series A, Rev., GNMA COLL, 7.50%, 5/1/2023 (b)	185	197

		2,398

Industrial Development Revenue/Pollution Control Revenue — 0.7%

California Infrastructure & Economic Development Bank, Green Bond Rev., 5.00%, 10/1/2028	950	1,145

California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,658

		2,803

Other Revenue — 7.0%

California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.

Series 2020A, Rev., 5.00%, 6/1/2025	350	409

Series 2020A, Rev., 5.00%, 6/1/2026	600	725

Series 2020A, Rev., 5.00%, 6/1/2031	1,110	1,472

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued

California County Tobacco Securitization Agency, Sonoma County Securitization Corp.

Rev., 5.00%, 6/1/2025	375	437

Rev., 5.00%, 6/1/2027	275	341

California State Public Works Board, State Office Buildings Series F, Rev., 5.00%, 5/1/2030	1,000	1,166

California State Public Works Board, Various Capital Projects Series B, Rev., 5.00%, 5/1/2030	2,435	3,248

Contra Costa County Transportation Authority, Sales Tax Series A, Rev., 5.00%, 3/1/2032	2,000	2,310

Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2017A-1, Rev., 5.00%, 6/1/2024	2,500	2,813

Los Angeles County Metropolitan Transportation Authority, Measure J Junior Subordinate Sales Tax Rev., 5.00%, 6/1/2037	1,000	1,314

Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax Series 2019-B, Rev., 5.00%, 7/1/2035	2,000	2,547

Midpeninsula Regional Open Space District, Promissory Notes

Rev., 5.00%, 9/1/2030	500	588

Rev., 5.00%, 9/1/2031	270	317

Pasadena Public Financing Authority, Rose Bowl Renovation Project Series 2010A, Rev., Zero Coupon, 3/1/2030	1,000	880

Riverside Public Financing Authority, Main Library Project Series 2019A, Rev., 5.00%, 11/1/2034 ‡	450	564

San Diego Regional Building Authority, County Operations Center Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,774

Santa Ana Financing Authority, Police Administration and Holding Facility Lease

Series A, Rev., NATL-RE, 6.25%, 7/1/2024	478	530

Series A, Rev., NATL-RE, 6.25%, 7/1/2024 (b)	475	527

Santa Clara County Financing Authority Series 2021A, Rev., 5.00%, 5/1/2031	1,500	2,056

Santa Clara County Financing Authority, County Facilities

Series A, Rev., 5.00%, 5/1/2028	1,600	2,058

Series A, Rev., 5.00%, 5/1/2029	1,625	2,142

Tobacco Securitization Authority of Northern California

Class 1, Rev., 5.00%, 6/1/2028	500	639

Class 1, Rev., 5.00%, 6/1/2029	360	470

		30,327

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	21

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Prerefunded — 6.1%

Bay Area Toll Authority, Toll Bridge Series F-1, Rev., 5.00%, 4/1/2022 (b)	3,030	3,117

California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025 (b)	2,650	3,172

California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund Series 2014A, Rev., 5.00%, 10/1/2023 (b)	1,000	1,101

County of Santa Clara, Campbell Union High School District GO, 5.00%, 8/1/2024 (b)	1,700	1,940

Cupertino Union School District, 2013 Crossover Series A, GO, 5.00%, 8/1/2023 (b)	1,000	1,093

Los Angeles Community College District Series A, GO, 5.00%, 8/1/2024 (b)	1,500	1,711

San Jose Unified School District

GO, 5.00%, 8/1/2023 (b)	1,750	1,913

Series C, GO, 5.00%, 8/1/2024 (b)	2,460	2,808

San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2023 (b)	1,000	1,093

San Mateo Union High School District, Election of 2006 Series A, GO, 5.00%, 9/1/2023 (b)	2,035	2,230

Silicon Valley Clean Water, Wastewater Rev., 5.00%, 2/1/2024 (b)	790	883

Sonoma County Junior College District GO, 5.00%, 8/1/2023 (b)	1,000	1,093

State of California Department of Water Resources, Central Valley Project, Water System Series AW, Rev., 5.00%, 12/1/2026 (b)	2,600	3,216

Ventura County Public Financing Authority Series A, Rev., 5.00%, 11/1/2022 (b)	1,000	1,057

		26,427

Transportation — 13.8%

City of Long Beach Harbor

Series 2014B, Rev., 5.00%, 5/15/2024	250	283

Series 2014B, Rev., 5.00%, 5/15/2026	250	281

Series B, Rev., 5.00%, 5/15/2027	225	253

Series 2017A, Rev., AMT, 5.00%, 5/15/2028	250	306

Series A, Rev., AMT, 5.00%, 5/15/2033	500	606

Series A, Rev., 5.00%, 5/15/2036	750	963

City of Los Angeles Department of Airports, International Airport Senior

Series B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,479

Series 2020B, Rev., 5.00%, 5/15/2029	1,830	2,407

Series A, Rev., AMT, 5.00%, 5/15/2029	2,000	2,065

Series 2020A, Rev., 5.00%, 5/15/2030	2,000	2,647

Series 2020A, Rev., 5.00%, 5/15/2034	1,000	1,307

Series 2020A, Rev., 5.00%, 5/15/2038	1,000	1,295

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — continued

City of Los Angeles Department of Airports, International Airport Subordinate

Series 2018D, Rev., AMT, 5.00%, 5/15/2024	2,000	2,251

Series A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,857

Series C, Rev., 5.00%, 5/15/2031	1,250	1,456

Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,547

Foothill Eastern Transportation Corridor Agency, Senior Lien Series 1995A, Rev., Zero Coupon, 1/1/2026 (b)	1,795	1,754

Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax Series 2021-A, Rev., 5.00%, 7/1/2032	2,000	2,755

Port of Los Angeles, Harbor Department

Series B, Rev., 5.00%, 8/1/2025	1,000	1,004

Series 2014A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,684

Port of Los Angeles, Harbor Department, Private Activity Series A, Rev., AMT, 5.00%, 8/1/2025	1,000	1,169

Port of Oakland, Intermediate Lien

Rev., AMT, 5.00%, 5/1/2027	1,250	1,537

Rev., AMT, 5.00%, 5/1/2028	1,000	1,258

Rev., AMT, 5.00%, 5/1/2029	1,075	1,380

San Bernardino County Transportation Authority Series A, Rev., 5.00%, 3/1/2029	2,000	2,048

San Diego Association of Governments, Mid-Coast Corridor Transit Project Series A, Rev., 5.00%, 11/15/2025	1,500	1,725

San Diego County Regional Airport Authority, Senior Airport

Series B, Rev., AMT, 5.00%, 7/1/2024	900	977

Series B, Rev., AMT, 5.00%, 7/1/2028	1,000	1,083

San Diego County Regional Airport Authority, Subordinate Airport

Series B, Rev., AMT, 5.00%, 7/1/2034	755	918

Series A, Rev., 5.00%, 7/1/2035	1,000	1,220

San Francisco City and County Airport Commission, San Francisco International Airport

Series 2017D, Rev., AMT, 5.00%, 5/1/2025	2,000	2,331

Series 2018G, Rev., AMT, 5.00%, 5/1/2027	1,200	1,483

Series H, Rev., AMT, 5.00%, 5/1/2027	1,400	1,730

Series 2012A, Rev., AMT, 5.00%, 5/1/2029	2,000	2,062

Series 2021A, Rev., AMT, 5.00%, 5/1/2031	2,500	3,331

Series 2019A, Rev., AMT, 5.00%, 5/1/2034	2,000	2,529

Series 2019A, Rev., AMT, 5.00%, 5/1/2035	1,000	1,262

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Transportation — continued

San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC Series 2019A, Rev., AMT, 5.00%, 1/1/2025	1,790	2,062

		59,305

Utility — 5.9%

City of San Francisco, Public Utilities Commission Water Series D, Rev., 5.00%, 11/1/2034	2,710	3,391

Los Angeles Department of Water and Power, Power System

Series 2013A, Rev., 5.00%, 7/1/2027	2,165	2,302

Series C, Rev., 5.00%, 7/1/2027	1,500	1,703

Series 2020A, Rev., 5.00%, 7/1/2029	2,000	2,648

Series D, Rev., 5.00%, 7/1/2032	2,480	3,160

Series 2019A, Rev., 5.00%, 7/1/2036	1,825	2,330

Series C, Rev., 5.00%, 7/1/2036	2,715	3,516

Series C, Rev., 5.00%, 7/1/2037	2,500	3,234

Santa Paula Utility Authority Rev., AGM, 5.00%, 2/1/2028	1,620	2,014

Southern California Public Power Authority, Apex Power Project Series 2014A, Rev., 5.00%, 7/1/2030	1,000	1,127

		25,425

Water & Sewer — 16.9%

City of Bakersfield, Wastewater Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,358

City of Glendale Rev., 3.00%, 2/1/2027	1,725	1,959

City of Los Angeles, Wastewater System Series B, Rev., 5.00%, 6/1/2033	1,500	1,756

City of Los Angeles, Wastewater System, Green Bonds

Series A, Rev., 5.00%, 6/1/2028	1,825	2,140

Series A, Rev., 5.00%, 6/1/2034	1,000	1,265

Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,895

City of Santa Rosa, Wastewater Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	1,500	1,490

East Bay Municipal Utility District, Wastewater System Series A-2, Rev., 5.00%, 6/1/2038	1,580	2,243

East Bay Municipal Utility District, Water System Series 2019A, Rev., 5.00%, 6/1/2038	1,595	2,067

Eastern Municipal Water District Financing Authority, Water and Wastewater System

Series 2020A, Rev., 5.00%, 7/1/2032	1,050	1,412

Series 2016B, Rev., 5.00%, 7/1/2033	3,000	3,608

Series 2020A, Rev., 5.00%, 7/1/2034	1,250	1,667

Series 2020A, Rev., 5.00%, 7/1/2036	1,850	2,454

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water & Sewer — continued

Los Angeles Department of Water and Power, Water System Series 2020C, Rev., 5.00%, 7/1/2037	1,000	1,322

Marin Water District Financing Authority, Subordinate Lien Series 2012A, Rev., 5.00%, 7/1/2028	1,185	1,232

Metropolitan Water District of Southern California, Waterworks

Series 2012F, Rev., 5.00%, 7/1/2028	2,000	2,081

Series A, Rev., 5.00%, 10/1/2029	1,500	1,542

Series 2019A, Rev., 5.00%, 7/1/2038	2,500	3,197

Novato Sanitary District, Wastewater Rev., 5.00%, 2/1/2026	1,530	1,847

San Diego County Water Authority

Series 2021A, Rev., 5.00%, 5/1/2031	1,530	2,115

Series 2021B, Rev., 4.00%, 5/1/2033	2,000	2,544

Series 2021B, Rev., 4.00%, 5/1/2034	1,970	2,492

Santa Clara Valley Water District, Water System Series 2016A, Rev., 5.00%, 6/1/2030	1,600	1,902

Silicon Valley Clean Water, Wastewater Series A, Rev., 3.00%, 3/1/2024	2,000	2,109

Southern California Water Replenishment District

Rev., 5.00%, 8/1/2030	1,050	1,233

Rev., 5.00%, 8/1/2031	1,420	1,667

Rev., 5.00%, 8/1/2032	2,410	2,826

State of California Department of Water Resources, Central Valley Project, Water System

Series 2019BA, Rev., 5.00%, 12/1/2024	1,500	1,734

Series 2019BA, Rev., 5.00%, 12/1/2026	1,500	1,860

Series 2019BA, Rev., 5.00%, 12/1/2033	1,500	1,962

State of California Department of Water Resources, Central Valley Project, Water System, Tax-Exempt

Series BB, Rev., 5.00%, 12/1/2026	7,000	8,682

Series BB, Rev., 5.00%, 12/1/2028	3,000	3,931

Western Municipal Water District Facilities Authority, Tax-Exempt Series 2020A, Rev., 5.00%, 10/1/2029	325	434

		73,026

Total California		401,393

Total Municipal Bonds (Cost $379,961)		401,393

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	23

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 6.2%

Investment Companies — 6.2%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (c) (d) (Cost $26,734)	26,723	26,737

Total Investments — 99.4% (Cost $406,695)		428,130
Other Assets Less Liabilities — 0.6%		2,581

NET ASSETS — 100.0%		430,711

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal BondS — 99.1% (a)

Alaska — 0.5%

Alaska Industrial Development and Export Authority, Providence Health & Services Series 2011A, Rev., 5.50%, 10/1/2041	325	326

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2036	2,000	2,309

Total Alaska		2,635

Arizona — 5.3%

Arizona Industrial Development Authority, Academics of Math & Science Projects

Rev., 4.00%, 7/1/2029 (b)	400	444

Rev., 5.00%, 7/1/2039 (b)	1,000	1,183

Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (b)	350	382

Arizona Industrial Development Authority, Cadence Campus Project

Series 2020A, Rev., 4.00%, 7/15/2030 (b)	500	555

Series 2020A, Rev., 4.00%, 7/15/2040 (b)	800	872

Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project

Series 2021A, Rev., 4.00%, 7/15/2041 (b)	130	145

Series 2021A, Rev., 4.00%, 7/15/2051 (b)	250	276

Arizona Industrial Development Authority, Equitable School Revolving Fund Series A, Rev., 5.00%, 11/1/2044	750	899

Arizona Industrial Development Authority, Fire MESA and Red Rock Campus Projects

Series 2019A, Rev., 3.55%, 7/15/2029 (b)	1,295	1,408

Series 2019A, Rev., 5.00%, 7/15/2039 (b)	1,325	1,525

Series 2019A, Rev., 5.00%, 7/15/2049 (b)	1,675	1,902

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project

Series 2019A, Rev., 5.00%, 1/1/2029	1,500	1,572

Series 2019A, Rev., 5.00%, 1/1/2037	1,000	1,048

Series 2019A, Rev., 5.00%, 1/1/2038	1,000	1,049

Series 2019A, Rev., 4.25%, 1/1/2039	1,000	997

Series 2019A, Rev., 4.50%, 1/1/2049	2,000	2,035

Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	1,000	1,152

Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 5.00%, 7/15/2040 (b)	415	477

Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 5.00%, 7/15/2040 (b)	2,515	2,932

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects

Series 2018A, Rev., 5.00%, 7/15/2028 (b)	970	1,103

Series 2018A, Rev., 5.75%, 7/15/2038 (b)	1,000	1,175

City of Mesa, Utility System Rev., AGM, 5.25%, 7/1/2029	40	53

Glendale Industrial Development Authority, Terraces of Phoenix Project

Series 2018A, Rev., 4.00%, 7/1/2028	450	478

Series 2018A, Rev., 5.00%, 7/1/2038	300	323

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2032	350	424

Series 2018A, Rev., 5.00%, 7/1/2033	150	182

Series 2018A, Rev., 5.00%, 7/1/2037	200	241

La Paz County Industrial Development Authority, Charter School Solutions-Harmony Public Schools Project

Series 2018A, Rev., 5.00%, 2/15/2028	200	230

Series 2018A, Rev., 5.00%, 2/15/2038	405	478

Maricopa County Industrial Development Authority, Arizona Autism Charter School Project

Series 2020A, Rev., 4.00%, 7/1/2030 (b)	320	357

Series 2020A, Rev., 5.00%, 7/1/2040 (b)	620	725

Series 2020A, Rev., 5.00%, 7/1/2050 (b)	780	899

Maricopa County Industrial Development Authority, Ottawa University

Rev., 5.00%, 10/1/2026 (b)	150	161

Rev., 5.13%, 10/1/2030 (b)	210	239

Total Arizona		27,921

California — 5.1%

California Community College Financing Authority, Orange Coast Properties LLC — Orange Coast College Project

Rev., 5.00%, 5/1/2037	750	883

Rev., 5.00%, 5/1/2038	400	470

California Community Housing Agency, Glendale Properties

Series 2021A-2, Rev., 4.00%, 8/1/2046 (b)	500	553

Series 2021A-2, Rev., 4.00%, 8/1/2047 (b)	1,500	1,634

California Health Facilities Financing Authority, Children’s Hospital Series 2017A, Rev., 5.00%, 8/15/2047	500	596

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	25

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.

Series 2021A, Rev., 5.00%, 12/1/2036 (b)	175	205

Series 2021A, Rev., 5.00%, 12/1/2046 (b)	1,000	1,151

California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2047	200	239

California Municipal Finance Authority, John Adams Academies Lincoln Project

Series 2019A, Rev., 4.00%, 10/1/2029 (b)	410	443

Series 2019A, Rev., 5.00%, 10/1/2039 (b)	900	995

California Municipal Finance Authority, Linxs Apartments Project, Senior Lien

Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245	269

Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240	265

California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-2, Rev., AMT, 3.13%, 11/3/2025 (c)	250	278

California Public Finance Authority, Enso Village Project

Series 2021A, Rev., 5.00%, 11/15/2046 (b)	200	233

Series 2021A, Rev., 5.00%, 11/15/2051 (b)	500	581

Series 2021A, Rev., 5.00%, 11/15/2056 (b)	500	578

California Public Finance Authority, Henry Mayo Newhall Hospital

Rev., 5.00%, 10/15/2029	200	240

Rev., 4.00%, 10/15/2031 (c)	340	412

California Public Finance Authority, Laverne Elementary Preparatory Academy

Series 2019A, Rev., 4.25%, 6/15/2029 (b)	765	788

Series 2019A, Rev., 5.00%, 6/15/2039 (b)	785	812

California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2018A, Rev., AGM, Zero Coupon, 8/1/2030	200	175

California School Finance Authority, Kipp Projects School Facility Series 2015A, Rev., 5.00%, 7/1/2035 (b)	100	114

California Statewide Communities Development Authority, Front Porch Communities & Services Series 2021A, Rev., 4.00%, 4/1/2041	1,000	1,189

CMFA Special Finance Agency VIII, Elan Huntington Beach Series 2021A-2, Rev., 4.00%, 8/1/2047 (b)	1,000	1,073

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

CSCDA Community Improvement Authority

Series 2021A-1, Rev., 2.65%, 12/1/2046 (b)	1,500	1,523

Series 2021B, Rev., 4.00%, 2/1/2057 (b)	1,500	1,611

CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim

Series 2021A-1, Rev., 2.88%, 8/1/2041 (b)	2,000	2,065

Rev., 3.13%, 8/1/2056 (b)	2,400	2,442

CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (b)	1,500	1,655

CSCDA Community Improvement Authority, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056 (b)	2,115	2,329

Eastern Municipal Water District Financing Authority, Water and Wastewater System Series 2020A, Rev., 5.00%, 7/1/2037	80	106

Palomar Health Rev., 5.00%, 11/1/2039	500	585

Pomona Unified School District Series C, GO, 6.00%, 8/1/2029 (d)	160	223

San Mateo Union High School District, Election of 2006 Series A, GO, Zero Coupon, 9/1/2022	100	73

Sunnyvale School District, Election of 2013 Series C, GO, 5.50%, 9/1/2034	175	259

Total California		27,047

Colorado — 11.1%

Aviation Station North Metropolitan District No. 2, Limited Tax Series A, GO, 5.00%, 12/1/2039	750	813

Bradburn Metropolitan District No. 2, Limited Tax

Series 2018A, GO, 5.00%, 12/1/2038	500	578

Series 2018B, GO, 7.25%, 12/15/2047	500	559

Broadway Park North Metropolitan District No. 2, Limited Tax

GO, 5.00%, 12/1/2040 (b)	550	611

GO, 5.00%, 12/1/2049 (b)	650	717

Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,325	1,282

Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2050	500	549

Colorado Crossing Metropolitan District No. 2, Limited Tax

Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	1,127

Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	2,170

Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	2,163

Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	194

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project

Rev., 5.00%, 12/1/2040 (b)	555	619

Rev., 5.00%, 12/1/2050 (b)	735	805

Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project

Series 2018A, Rev., 5.00%, 12/1/2032	500	622

Series 2018A, Rev., 5.00%, 12/1/2033	500	620

Series 2018A, Rev., 4.00%, 12/1/2048	500	566

Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2051 (b)	750	834

Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project

Series 2017A, Rev., 5.00%, 5/15/2022	280	287

Series A, Rev., 5.25%, 5/15/2028	1,000	1,185

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	783

Copper Ridge Metropolitan District, Tax Increment and Sales Tax

Rev., 4.00%, 12/1/2029	1,000	1,050

Rev., 5.00%, 12/1/2039	1,000	1,079

Copperleaf Metropolitan District No. 4, Limited Tax

Series 2020A, GO, 5.00%, 12/1/2039	775	850

Series 2020A, GO, 5.00%, 12/1/2049	1,000	1,088

Cottonwood Highlands Metropolitan District No. 1, Limited Tax Series 2019A, GO, 5.00%, 12/1/2049	900	969

Cross Creek Metropolitan District No. 2, Unlimited Tax GO, AGM, 4.00%, 12/1/2045	1,000	1,146

Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,250	1,459

DIATC Metropolitan District, Limited Tax and Improvement

GO, 3.25%, 12/1/2029 (b)	590	623

GO, 5.00%, 12/1/2039 (b)	1,240	1,349

Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	285	304

Lanterns Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2039	1,375	1,496

Mirabelle Metropolitan District No. 2

Series 2020A, GO, 5.00%, 12/1/2039	700	765

Series 2020A, GO, 5.00%, 12/1/2049	1,250	1,355

Painted Prairie Metropolitan District No. 2, Limited Tax GO, 5.25%, 12/1/2048	2,000	2,108

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Painted Prairie Public Improvement Authority

Rev., 4.00%, 12/1/2029	1,000	1,086

Rev., 5.00%, 12/1/2039	2,500	2,749

Peak Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2051 (b)	600	660

Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.13%, 11/15/2023	70	75

Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	824

Regional Transportation District, Denver Transit Partners Rev., 4.00%, 7/15/2036	190	228

Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	500	500

Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (b)	1,250	1,355

South Suburban Park and Recreation District

COP, 4.00%, 12/15/2036	1,350	1,539

COP, 4.00%, 12/15/2037	500	568

STC Metropolitan District No. 2, Limited Tax Improvement

Series 2019A, GO, 3.00%, 12/1/2025	555	583

Series 2019A, GO, 4.00%, 12/1/2029	1,000	1,087

Series 2019A, GO, 5.00%, 12/1/2038	1,700	1,866

Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2

Series 2020A, Rev., 3.38%, 12/1/2030	500	551

Series 2020A, Rev., 3.75%, 12/1/2040	500	550

Thompson Crossing Metropolitan District No. 4

GO, 5.00%, 12/1/2039	1,400	1,531

GO, 5.00%, 12/1/2049	1,500	1,621

Trails at Crowfoot Metropolitan District No. 3, Limited Tax

Series A, GO, 4.38%, 12/1/2030	620	667

Series A, GO, 5.00%, 12/1/2039	1,000	1,084

Transport Metropolitan District No. 3, Limited Tax

Series 2021A-1, GO, 4.13%, 12/1/2031	500	556

Series 2021A-1, GO, 5.00%, 12/1/2041	1,000	1,129

Series 2021A-1, GO, 5.00%, 12/1/2051	1,960	2,189

Verve Metropolitan District No. 1

GO, 5.00%, 12/1/2036	525	586

GO, 5.00%, 12/1/2041	1,125	1,248

Westerly Metropolitan District No. 4, Limited Tax Series 2021A, GO, 5.00%, 12/1/2040	700	778

Willow Bend Metropolitan District, Limited Tax Series A, GO, 5.00%, 12/1/2039	600	652

Total Colorado		58,987

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	27

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Connecticut — 0.5%

Connecticut State Health and Educational Facilities Authority, Mary Wade Home Series A-1, Rev., 5.00%, 10/1/2029 (b)	400	450

Connecticut State Health and Educational Facilities Authority, McLean

Series 2020A, Rev., 5.00%, 1/1/2030 (b)	250	288

Series 2020A, Rev., 5.00%, 1/1/2045 (b)	500	562

Connecticut State Health and Educational Facilities Authority, The Griffin Hospital Series G-1, Rev., 5.00%, 7/1/2034 (b)	225	277

State of Connecticut Series A, GO, 5.00%, 4/15/2037	1,000	1,248

Total Connecticut		2,825

Delaware — 0.2%

Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	700	810

District of Columbia — 1.2%

District of Columbia, Gallaudet University Project Rev., 5.00%, 4/1/2051	1,500	1,904

District of Columbia, International School Rev., 5.00%, 7/1/2039	650	794

District of Columbia, Kipp DC Project

Series 2017B, Rev., 5.00%, 7/1/2037	500	597

Rev., 4.00%, 7/1/2039	200	229

District of Columbia, Latin American Montessori Bilingual Public Charter School

Rev., 4.00%, 6/1/2030	1,000	1,138

Rev., 5.00%, 6/1/2040	1,000	1,204

District of Columbia, Rocketship Obligated Group Series 2020A, Rev., 5.00%, 6/1/2051 (b)	400	471

Total District of Columbia		6,337

Florida — 8.9%

Capital Trust Agency, Inc., Advantage Academy of Hillsborough Project

Series A, Rev., 5.00%, 12/15/2029	405	460

Series A, Rev., 5.00%, 12/15/2039	1,775	1,971

Capital Trust Agency, Inc., Franklin Academy Project

Rev., 4.00%, 12/15/2025 (b)	300	329

Rev., 5.00%, 12/15/2026 (b)	300	345

Rev., 5.00%, 12/15/2027 (b)	330	378

Rev., 5.00%, 12/15/2028 (b)	345	393

Rev., 5.00%, 12/15/2029 (b)	365	413

Rev., 5.00%, 12/15/2030 (b)	510	573

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Capital Trust Agency, Inc., Imagine School at Land O’Lakes Project

Series 2020A, Rev., 3.00%, 12/15/2029 (b)	420	441

Series 2020A, Rev., 5.00%, 12/15/2039 (b)	640	771

Capital Trust Agency, Inc., Liza Jackson Preparatory School, Inc., Project

Series 2020A, Rev., 4.00%, 8/1/2030	200	227

Series 2020A, Rev., 5.00%, 8/1/2040	300	367

Charlotte County, Utility System Series 2011, Rev., AGM, 5.25%, 10/1/2021 (d)	200	201

City of Lakeland, Education Facilities, Florida Southern College Project Series 2012A, Rev., 5.00%, 9/1/2025	500	523

City of Tampa, H. Lee Moffitt Cancer Center Project

Series 2020B, Rev., 4.00%, 7/1/2038	190	224

Series 2020B, Rev., 4.00%, 7/1/2039	250	294

Series 2020B, Rev., 5.00%, 7/1/2040	390	495

Series 2020B, Rev., 4.00%, 7/1/2045	750	870

Series 2020B, Rev., 5.00%, 7/1/2050	1,785	2,226

County of Broward, Airport System Series 2019A, Rev., AMT, 4.00%, 10/1/2044	2,475	2,870

County of Lake, Imagine South Lake Charter School Project

Series A, Rev., 5.00%, 1/15/2029 (b)	500	550

Series A, Rev., 5.00%, 1/15/2039 (b)	550	618

Series A, Rev., 5.00%, 1/15/2049 (b)	825	911

County of Palm Beach, Palm Beach Atlantic University

Rev., 5.00%, 4/1/2029 (b)	400	460

Rev., 5.00%, 4/1/2039 (b)	900	1,047

County of Palm Beach, Tuscan Gardens of Delray Beach Project

Series 2018-A, Rev., 4.25%, 4/1/2022 (c)	1,000	920

Series 2018C, Rev., 6.25%, 4/2/2022 (c)	1,000	700

Florida Development Finance Corp., Educational Facilities, Renaissance Charter School, Inc., Project

Series 2020C, Rev., 4.00%, 9/15/2030 (b)	235	257

Series 2020C, Rev., 5.00%, 9/15/2040 (b)	525	593

Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Rev., 4.00%, 7/1/2045	600	647

Florida Development Finance Corp., Educational Facilities, UCP Charter Schools Project

Series 2020A, Rev., 4.00%, 6/1/2030	500	537

Series 2020A, Rev., 5.00%, 6/1/2040	830	915

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Florida Development Finance Corp., Imagine School at Broward Project

Series A, Rev., 4.00%, 12/15/2029 (b)	260	291

Series A, Rev., 5.00%, 12/15/2034 (b)	525	624

Series A, Rev., 5.00%, 12/15/2039 (b)	305	360

Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040 (b)	590	688

Florida Development Finance Corp., Pepin Academics of Pasco County, Inc., Project Series 2020A, Rev., 5.00%, 1/1/2040 (b)	2,430	2,665

Florida Higher Educational Facilities Financial Authority, Ringling College Project

Rev., 5.00%, 3/1/2034	385	469

Rev., 5.00%, 3/1/2035	1,165	1,415

Rev., 5.00%, 3/1/2036	1,230	1,488

Rev., 5.00%, 3/1/2037	1,130	1,363

Rev., 5.00%, 3/1/2044	2,000	2,377

Florida Higher Educational Facilities Financial Authority, St. Leo University Project Rev., 5.00%, 3/1/2039	750	875

JEA Electric System Series B, Rev., 5.00%, 10/1/2021	25	25

Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2029	545	615

Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020B, Rev., 4.00%, 11/15/2041	250	291

Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion Rev., 3.00%, 6/1/2027	1,255	1,315

Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028 (b)	985	1,083

Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	525	610

Sarasota County Health Facilities Authority, Sunnyside Village Project Rev., 5.00%, 5/15/2038	1,050	1,199

Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2051 (b)	830	931

Seminole County Industrial Development Authority, Legacy Pointe at UCF Project

Series 2019B-2, Rev., 3.75%, 11/15/2025	2,000	2,019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Series 2019A, Rev., 5.00%, 11/15/2029	1,000	1,120

Series 2019A, Rev., 5.25%, 11/15/2039	2,000	2,227

Tampa Bay Water, Regional Water Supply Authority, Utility System Series A, Rev., NATL-RE, 6.00%, 10/1/2029	500	694

Total Florida		47,270

Georgia — 1.0%

City of Atlanta, Department of Aviation Series 2012C, Rev., 5.00%, 1/1/2042	500	508

Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2020A, Rev., 5.00%, 4/1/2050	230	288

Downtown Smyrna Development Authority Rev., 5.25%, 2/1/2028	220	257

George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	500	569

George L Smith II Congress Center Authority, Convention Center Hotel Second

Series 2021B, Rev., 5.00%, 1/1/2036 (b)	500	607

Series 2021B, Rev., 5.00%, 1/1/2054 (b)	855	1,009

Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2036	375	446

Private Colleges and Universities Authority, Mercer University Project Rev., 4.00%, 10/1/2050	1,350	1,584

Total Georgia		5,268

Idaho — 0.0% (e)

Idaho Housing and Finance Association, Compass Public Charter School, Inc., Project Series A, Rev., 4.63%, 7/1/2029 (b)	180	205

Illinois — 2.8%

Chicago O’Hare International Airport, Transportation Infrastructure Properties LLC (TRIPS) Obligated Group Rev., AMT, 5.00%, 7/1/2038	500	599

City of Chicago, Waterworks, Second Lien Rev., AMBAC, BHAC-CR, 5.75%, 11/1/2030	150	186

County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	1,265	1,309

Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2051	500	576

Illinois Finance Authority, University of Illinois, Urbana-Champaign Project

Series 2019A, Rev., 5.00%, 10/1/2036	300	381

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	29

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Series 2019A, Rev., 5.00%, 10/1/2037	400	507

Series 2019A, Rev., 5.00%, 10/1/2038	400	505

Series 2019A, Rev., 5.00%, 10/1/2039	350	441

Series 2019A, Rev., 5.00%, 10/1/2044	1,000	1,235

Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2012B, Rev., 5.00%, 12/15/2028	1,610	1,669

Metropolitan Water Reclamation District of Greater Chicago Series C, GO, 5.25%, 12/1/2027	50	63

Northern Illinois University, Auxiliary Facilities System

Series 2020B, Rev., 4.00%, 4/1/2039	650	757

Series 2020B, Rev., 4.00%, 4/1/2041	1,450	1,683

Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043	325	380

Regional Transportation Authority Series A, Rev., NATL-RE, 6.00%, 7/1/2024	250	290

Southern Illinois University

Series 2021A, Rev., 4.00%, 4/1/2038	250	296

Series 2021A, Rev., 4.00%, 4/1/2039	250	294

Series 2021A, Rev., 4.00%, 4/1/2040	270	317

State of Illinois

GO, 5.13%, 5/1/2022	250	258

GO, 5.38%, 5/1/2023	250	271

GO, 4.13%, 3/1/2028	170	173

Upper Illinois River Valley Development Authority, Morris Hospital

Rev., 5.00%, 12/1/2028	1,050	1,246

Rev., 5.00%, 12/1/2029	875	1,035

Rev., 5.00%, 12/1/2033	250	291

Rev., 5.00%, 12/1/2034	20	23

Total Illinois		14,785

Indiana — 2.4%

City of Franklin, Otterbeit Homes

Series B, Rev., 4.00%, 7/1/2036	870	1,020

Series B, Rev., 4.00%, 7/1/2037	905	1,059

Series B, Rev., 4.00%, 7/1/2038	940	1,100

Series B, Rev., 4.00%, 7/1/2039	750	873

Series B, Rev., 4.00%, 7/1/2040	500	580

City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	1,000	995

Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project

Series 2020A, Rev., 4.00%, 7/1/2030	105	117

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Series 2020A, Rev., 5.00%, 7/1/2040	170	195

Series 2020A, Rev., 5.00%, 7/1/2055	455	516

Indiana Finance Authority, First Lien Wastewater, CWA Authority Project Series 2101A, Rev., 5.25%, 10/1/2021	250	251

Indiana Finance Authority, Goshen Health

Series A, Rev., 5.00%, 11/1/2035	665	808

Series A, Rev., 4.00%, 11/1/2036	235	267

Series A, Rev., 4.00%, 11/1/2037	330	374

Series A, Rev., 4.00%, 11/1/2038	340	385

Series A, Rev., 4.00%, 11/1/2039	360	407

Indiana Finance Authority, Marian University Project Series A, Rev., 4.00%, 9/15/2044	1,090	1,211

Indiana Finance Authority, Marquette Project Series A, Rev., 5.00%, 3/1/2030	1,000	1,120

Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,250	1,338

Total Indiana		12,616

Iowa — 0.5%

Iowa Finance Authority, Northcrest Inc., Project

Series 2018A, Rev., 5.00%, 3/1/2028	795	879

Series 2018A, Rev., 5.00%, 3/1/2038	250	273

Iowa Finance Authority, PHS Council Bluffs, Inc., Project

Rev., 3.95%, 8/1/2023	100	102

Rev., 4.45%, 8/1/2028	250	262

Rev., 5.00%, 8/1/2033	485	509

Rev., 5.00%, 8/1/2038	370	388

Total Iowa		2,413

Kansas — 0.5%

City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.

Series A, Rev., 5.00%, 5/15/2032	500	569

Series A, Rev., 5.00%, 5/15/2039	850	958

City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.

Series 2018 I, Rev., 5.00%, 5/15/2033	500	549

Series I, Rev., 5.00%, 5/15/2038	500	545

Total Kansas		2,621

Kentucky — 0.3%

City of Ashland, Kings Daughters Medical Center

Series 2016A, Rev., 4.00%, 2/1/2036	1,000	1,101

Series 2016A, Rev., 5.00%, 2/1/2040	500	572

Total Kentucky		1,673

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Louisiana — 1.3%

Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (b)	1,145	1,266

Louisiana Public Facilities Authority, Mentorship Steam Academy Project

Series 2021A, Rev., 5.00%, 6/1/2051 (b)	700	751

Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740	787

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2042	500	596

Louisiana Public Facilities Authority, Young Audiences Charter School Project

Series A, Rev., 5.00%, 4/1/2030 (b)	525	572

Series A, Rev., 5.00%, 4/1/2039 (b)	1,425	1,505

Series A, Rev., 5.00%, 4/1/2049 (b)	1,135	1,184

New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	297

Total Louisiana		6,958

Maine — 0.0% (e)

Maine Health and Higher Educational Facilities Authority, Central Maine Medical Center Series A, Rev., 5.00%, 7/1/2023 (d)	25	27

Maryland — 1.3%

County of Frederick, Educational Facilities, Mount St. Mary’s University Series A, Rev., 5.00%, 9/1/2037 (b)	1,500	1,697

Maryland Economic Development Corp., Bowie State University Project

Rev., 4.00%, 7/1/2040	300	347

Rev., 4.00%, 7/1/2050	1,500	1,705

Maryland Economic Development Corp., Port Covington Project

Rev., 4.00%, 9/1/2040	875	1,010

Rev., 4.00%, 9/1/2050	555	630

Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue

Rev., 3.25%, 7/1/2039	175	193

Rev., 4.00%, 7/1/2040	215	254

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 4.00%, 6/1/2046	250	290

Rev., 4.00%, 6/1/2051	500	578

Total Maryland		6,704

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — 2.0%

Massachusetts Bay Transportation Authority, Sales Tax Series B, Rev., NATL-RE, 5.50%, 7/1/2028	300	395

Massachusetts Development Finance Agency, Emerson College

Rev., 5.00%, 1/1/2037	500	603

Rev., 5.00%, 1/1/2038	405	486

Rev., 5.00%, 1/1/2043	500	595

Massachusetts Development Finance Agency, Emmanuel College Series 2016A, Rev., 5.00%, 10/1/2043	500	585

Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Rev., 4.13%, 10/1/2042 (b)	2,000	2,157

Massachusetts Development Finance Agency, Orchid Cove, Inc.

Rev., 4.00%, 10/1/2029	925	1,034

Rev., 4.00%, 10/1/2039	500	551

Rev., 5.00%, 10/1/2039	250	283

Massachusetts Development Finance Agency, Suffolk University Issue

Rev., 5.00%, 7/1/2036	450	559

Rev., 5.00%, 7/1/2037	605	750

Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,280	1,369

Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	563

Massachusetts State College Building Authority Series B, Rev., AGC, 5.50%, 5/1/2028	350	428

Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2032	100	144

Total Massachusetts		10,502

Michigan — 3.8%

City of Detroit, Social Bonds, Unlimited Tax

Series 2021A, GO, 5.00%, 4/1/2031	210	267

Series 2021A, GO, 4.00%, 4/1/2041	500	565

Series 2021A, GO, 4.00%, 4/1/2042	400	451

City of Detroit, Unlimited Tax

GO, 5.00%, 4/1/2035	500	592

GO, 5.00%, 4/1/2036	500	590

GO, 5.00%, 4/1/2037	500	589

Flint Hospital Building Authority, Hurley Medical Center Rev., 4.00%, 7/1/2038	1,800	2,077

Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project

Rev., 5.00%, 5/15/2037	1,230	1,404

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	31

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

Rev., 5.00%, 5/15/2055	3,000	3,406

Michigan Finance Authority, Aqunias College Project Rev., 4.00%, 5/1/2031	540	568

Michigan Finance Authority, Kettering University Project

Rev., 4.00%, 9/1/2045	500	569

Rev., 4.00%, 9/1/2050	1,000	1,133

Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750	879

Michigan Strategic Fund, I-75 Improvement Project Rev., AMT, AGM, 4.13%, 6/30/2035	2,500	2,964

Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project

Rev., 5.00%, 5/15/2037	670	793

Rev., 5.00%, 5/15/2044	1,000	1,171

Michigan Strategic Fund, United Methodist Retirement Communities, Inc. Rev., 5.00%, 11/15/2034	1,280	1,505

Wayne County Airport Authority, Detroit Metropolitan Airport Series B, Rev., AMT, 5.00%, 12/1/2021	400	405

Total Michigan		19,928

Minnesota — 0.8%

City of Minneapolis, Health Care System, Fairview Health Services Series A, Rev., 4.00%, 11/15/2038	750	864

City of Wayzata, Folkestone Senior Living Community

Rev., 5.00%, 8/1/2032	100	109

Rev., 5.00%, 8/1/2033	200	218

Rev., 5.00%, 8/1/2035	200	218

Rev., 3.75%, 8/1/2036	250	263

Rev., 3.75%, 8/1/2037	500	527

Rev., 4.00%, 8/1/2038	350	370

Rev., 4.00%, 8/1/2039	250	264

City of Woodbury, Charter School Lease

Rev., 3.00%, 12/1/2030	250	266

Rev., 4.00%, 12/1/2040	200	220

Rev., 4.00%, 12/1/2050	250	272

Series 2021A, Rev., 4.00%, 7/1/2051	660	723

Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	40	40

Total Minnesota		4,354

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — 0.6%

Mississippi Development Bank, Harrison County, Coliseum and Convention Center

Series A, Rev., GTD, 5.25%, 1/1/2030	160	208

Series 2010A, Rev., GTD, 5.25%, 1/1/2034	100	137

Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project

Series A, Rev., 4.00%, 1/1/2039	1,250	1,438

Series A, Rev., 4.00%, 1/1/2040	1,000	1,147

Total Mississippi		2,930

Missouri — 2.0%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2025	400	473

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2029	550	623

Series 2019A, Rev., 5.00%, 2/1/2034	1,010	1,136

Series 2016A, Rev., 5.00%, 2/1/2036	2,500	2,865

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,117

Joplin Industrial Development Authority, 32nd Street Place Community Improvement District Project

Rev., 3.50%, 11/1/2040	750	761

Rev., 4.25%, 11/1/2050	1,250	1,273

Plaza at Noah’s Ark Community Improvement District

Rev., 3.00%, 5/1/2024	200	206

Rev., 3.00%, 5/1/2025	225	233

Rev., 3.00%, 5/1/2026	275	285

Rev., 3.00%, 5/1/2030	500	510

Rev., 3.13%, 5/1/2035	500	506

St. Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	733

Total Missouri		10,721

Montana — 0.1%

Cascade County Elementary School District No. 1 Great Falls, School Building GO, 3.63%, 7/1/2038	335	370

Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	60	62

Total Montana		432

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Nevada — 0.5%

City of Las Vegas, Special Improvement District No. 611, Local Improvement

3.50%, 6/1/2030	200	222

3.50%, 6/1/2031	160	176

3.75%, 6/1/2032	260	288

4.00%, 6/1/2033	185	207

4.00%, 6/1/2034	185	205

4.00%, 6/1/2035	185	205

4.00%, 6/1/2040	450	492

City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	417

City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 9/10/2021 (b)	140	142

County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	200	258

Total Nevada		2,612

New Hampshire — 0.3%

City of Manchester, School Facilities Rev., NATL-RE, 5.50%, 6/1/2027	100	126

New Hampshire Business Finance Authority, The Vista Project

Series A, Rev., 5.25%, 7/1/2039 (b)	200	212

Series A, Rev., 5.63%, 7/1/2046 (b)	1,000	1,067

Total New Hampshire		1,405

New Jersey — 4.7%

Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project

Series 2021A, Rev., AGM, 4.00%, 7/1/2047	50	59

Series 2021A, Rev., AGM, 4.00%, 7/1/2053	125	147

New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (b)	2,000	2,062

New Jersey Economic Development Authority, Golden Door Charter School Project

Series 2018A, Rev., 5.13%, 11/1/2029 (b)	210	235

Series 2018-A, Rev., 6.25%, 11/1/2038 (b)	525	627

New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project Series 2018-A, Rev., 5.00%, 10/1/2033 (b)	1,000	1,120

New Jersey Economic Development Authority, Motor Vehicle Surcharge Series A, Rev., NATL-RE, 5.25%, 7/1/2024	380	432

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

New Jersey Economic Development Authority, School Facilities Construction

Rev., 4.00%, 6/15/2046	875	1,015

Rev., 4.00%, 6/15/2050	1,000	1,156

New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	1,200	1,409

New Jersey Economic Development Authority, Transit Transportation Project

Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,751

Series 2020A, Rev., 4.00%, 11/1/2038	750	873

Series 2020A, Rev., 4.00%, 11/1/2039	2,000	2,319

New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project Rev., 5.00%, 1/1/2040 (b)	3,000	3,083

New Jersey Educational Facilities Authority, Seton Hall University Issue, Tax-Exempt

Series 2020C, Rev., AGM, 3.25%, 7/1/2049	700	747

Series 2020C, Rev., AGM, 4.00%, 7/1/2050	725	830

New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Rev., 5.00%, 7/1/2041	1,500	1,757

New Jersey Higher Education Student Assistance Authority, Senior Student Loan

Series 2018A, Rev., AMT, 3.75%, 12/1/2031	715	769

Series 2018A, Rev., AMT, 4.00%, 12/1/2032	385	412

Series A, Rev., AMT, 4.00%, 12/1/2033	480	513

Series 2018A, Rev., AMT, 4.00%, 12/1/2034	285	305

Series A, Rev., AMT, 4.00%, 12/1/2035	190	203

New Jersey Transportation Trust Fund Authority

Series 2019BB, Rev., 4.00%, 6/15/2036	1,000	1,158

Series 2020AA, Rev., 4.00%, 6/15/2039	1,000	1,180

Series 2020AA, Rev., 4.00%, 6/15/2040	600	706

Total New Jersey		24,868

New Mexico — 0.4%

New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group — La Vida Llena Expansion Project

Series A, Rev., 5.00%, 7/1/2033	360	413

Series A, Rev., 5.00%, 7/1/2034	375	430

Series A, Rev., 5.00%, 7/1/2039	1,225	1,396

Total New Mexico		2,239

New York — 3.9%

Buffalo and Erie County Industrial Land Development Corp., D’youville College Project

Rev., 4.00%, 11/1/2035	510	601

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	33

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Rev., 4.00%, 11/1/2040	1,035	1,202

Build NYC Resource Corp., Inwood Academy for Leadership Charter School Project

Series 2018A, Rev., 4.88%, 5/1/2031 (b)	500	578

Series 2018A, Rev., 5.13%, 5/1/2038 (b)	250	290

Build NYC Resource Corp., New World Preparatory Charter School Project

Series 2021A, Rev., 4.00%, 6/15/2051	170	186

Series 2021A, Rev., 4.00%, 6/15/2056	225	246

Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000	1,062

Metropolitan Transportation Authority

Series 2019B-1, Rev., BAN, 5.00%, 5/15/2022	200	207

Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	500	533

Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project

Series 2020A, Rev., 5.00%, 6/1/2040 (b)	630	751

Series 2020A, Rev., 5.00%, 6/1/2059 (b)	540	631

New York Liberty Development Corp., Goldman Sachs Headquarters Rev., 5.25%, 10/1/2035	525	754

New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., AGM, 3.00%, 9/1/2050	950	995

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 5.00%, 1/1/2022	1,000	1,015

Rev., AMT, 5.00%, 1/1/2025	3,250	3,719

Rev., AMT, 5.00%, 1/1/2028	500	623

Rev., AMT, 4.00%, 10/1/2030	1,000	1,198

Rev., AMT, 4.00%, 1/1/2036	500	569

Rev., AMT, 5.00%, 1/1/2036	375	453

Onondaga Civic Development Corp., Le Moyne College Project

Rev., 5.00%, 1/1/2037	300	360

Rev., 5.00%, 1/1/2038	200	240

Rev., 5.00%, 1/1/2043	500	594

Suffolk County Economic Development Corp., Peconic Landing at Southold Project, Inc. Rev., 5.00%, 12/1/2029	750	895

Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project

Rev., 5.13%, 11/1/2041 (b)	850	893

Rev., 5.38%, 11/1/2054 (b)	750	788

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Rev., 5.00%, 7/1/2042	365	413

Yonkers Economic Development Corp., Charter School of Educational Excellence Project

Series 2019A, Rev., 4.00%, 10/15/2029	200	223

Series 2019A, Rev., 5.00%, 10/15/2039	315	374

Total New York		20,393

North Carolina — 0.1%

North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	355	408

North Dakota — 0.1%

University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	570	655

Ohio — 3.2%

Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project

Rev., 5.00%, 12/1/2033	1,000	1,188

Rev., 5.25%, 12/1/2038	500	596

County of Greene, Various Purpose Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	56

County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction and Improvement GO, NATL-RE, 5.25%, 12/1/2025	185	223

County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.00%, 5/1/2030	250	277

County of Ross, Adena Health System Obligated Group Project Rev., 5.00%, 12/1/2039	1,000	1,254

Northeast Ohio Medical University

Series 2021A, Rev., 3.00%, 12/1/2040	125	131

Series 2021A, Rev., 4.00%, 12/1/2045	120	136

Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project

Rev., 5.00%, 12/1/2028	500	581

Rev., 5.00%, 12/1/2033	270	312

Rev., 5.00%, 12/1/2038	685	782

Ohio Higher Educational Facility Commission, Tiffin University 2019 Project

Rev., 5.00%, 11/1/2034	2,875	3,352

Rev., 5.00%, 11/1/2039	4,890	5,645

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,376

Total Ohio		16,909

Oklahoma — 0.3%

Oklahoma Development Finance Authority, Health System, OU Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	1,213

Tulsa Airports Improvement Trust Series A, Rev., AMT, 5.00%, 6/1/2025	420	471

Total Oklahoma		1,684

Oregon — 0.5%

Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project

Series 2018A, Rev., 5.00%, 5/15/2038	220	241

Series 2018A, Rev., 5.00%, 5/15/2043	310	340

Clackamas County School District No. 7J Lake Oswego GO, AGM, 5.25%, 6/1/2025	165	195

Linn County Community School District No. 9 Lebanon GO, NATL-RE, 5.50%, 6/15/2030	20	27

Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt

Series 2020A, Rev., 5.00%, 10/1/2035	135	172

Series 2020A, Rev., 5.00%, 10/1/2040	585	731

Salem Hospital Facility Authority, Capital Manor Project Rev., 5.00%, 5/15/2038	1,000	1,160

Total Oregon		2,866

Pennsylvania — 7.5%

Aliquippa School District, Limited Tax

GO, 3.75%, 12/1/2033	2,000	2,267

GO, 3.88%, 12/1/2037	1,250	1,416

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2038	500	574

Allentown City School District, Limited Tax

Series C, GO, 4.00%, 2/1/2034	1,580	1,880

Series C, GO, 4.00%, 2/1/2035	1,000	1,187

Allentown Neighborhood Improvement Zone Development Authority, City Center Project

Rev., 5.00%, 5/1/2033 (b)	250	299

Rev., 5.00%, 5/1/2042 (b)	250	298

Berks County Industrial Development Authority, The Highlands at Wyomissing

Rev., 5.00%, 5/15/2033	500	569

Series 2017A, Rev., 5.00%, 5/15/2037	250	294

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Rev., 5.00%, 5/15/2038	500	566

Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	1,000	1,132

Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	890	1,014

Bucks County Industrial Development Authority, St. Luke’s University Health Network Project Rev., 4.00%, 8/15/2044	2,475	2,829

City of Erie Higher Education Building Authority Series 2021TT1, Rev., 4.00%, 5/1/2041	175	199

Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Rev., 3.00%, 1/1/2024	1,000	1,028

Dallas Area Municipal Authority, Misericordia University Project

Rev., 3.25%, 5/1/2023	100	103

Rev., 5.00%, 5/1/2029	650	762

Rev., 5.00%, 5/1/2039	1,100	1,299

Franklin County Industrial Development Authority, Menno-Haven, Inc., Project

Rev., 5.00%, 12/1/2029	195	220

Rev., 5.00%, 12/1/2039	385	421

Rev., 5.00%, 12/1/2049	500	540

Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc., Project

Series 2019A, Rev., 5.00%, 6/15/2032	545	629

Series 2019A, Rev., 5.00%, 6/15/2033	570	658

Series 2019A, Rev., 5.00%, 6/15/2038	1,110	1,273

Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc., Project

Rev., 5.00%, 3/1/2040	250	288

Rev., 5.00%, 3/1/2045	500	571

Rev., 5.00%, 3/1/2050	500	569

Luzerne County Industrial Development Authority Rev., AGM, 5.00%, 12/15/2024	70	80

Mercer County Industrial Development Authority, Thiel College Project Rev., 6.13%, 10/1/2050 (b)	2,665	3,031

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2034	275	346

Rev., 4.00%, 4/1/2036	520	602

Rev., 4.00%, 4/1/2037	545	629

Rev., 4.00%, 4/1/2038	695	800

Rev., 4.00%, 4/1/2039	725	832

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	35

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Northampton County Industrial Development Authority, Morningstar Senior Living, Inc., Project Rev., 5.00%, 11/1/2039	1,000	1,153

Philadelphia Authority for Industrial Development, Independence Charter School West Project

Rev., 4.00%, 6/15/2029	360	393

Rev., 5.00%, 6/15/2039	500	556

Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029 (b)	700	799

Philadelphia Authority for Industrial Development, MAST Community Charter School II Project

Series 2020A, Rev., 5.00%, 8/1/2030	175	208

Series 2020A, Rev., 5.00%, 8/1/2040	315	386

School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,455

West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	859

West Mifflin School District, Limited Tax

GO, 3.00%, 4/1/2034	1,000	1,100

GO, 3.00%, 4/1/2038	1,400	1,524

Wilkes-Barre Area School District

GO, 3.50%, 4/15/2038	370	415

GO, 3.50%, 4/15/2039	230	257

GO, 3.75%, 4/15/2044	1,000	1,126

Total Pennsylvania		39,436

Rhode Island — 0.1%

Rhode Island Commerce Corp. Series B, Rev., 5.00%, 7/1/2022	250	260

Rhode Island Student Loan Authority Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	114

Total Rhode Island		374

South Carolina — 1.3%

South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	1,485	1,638

South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (b)	300	303

South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project

Series A, Rev., 4.00%, 12/1/2029 (b)	1,130	1,252

Series A, Rev., 5.00%, 12/1/2034 (b)	1,405	1,646

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — continued

Series A, Rev., 5.00%, 12/1/2039 (b)	1,795	2,074

South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 5.00%, 11/15/2029	110	129

Total South Carolina		7,042

South Dakota — 0.1%

South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group Rev., 5.00%, 11/1/2045	500	580

South Dakota Housing Development Authority, Homeownership Mortgage Series 2012A, Rev., AMT, 4.50%, 5/1/2031	15	15

Total South Dakota		595

Tennessee — 1.9%

Chattanooga Health Educational and Housing Facility Board, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,151

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	730	829

Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	795

Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project

Rev., 4.50%, 6/1/2028 (b)	500	554

Rev., 5.13%, 6/1/2036 (b)	425	490

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project

Series 2019A, Rev., 5.75%, 10/1/2049	1,000	1,083

Series 2019A, Rev., 5.75%, 10/1/2054	1,500	1,619

Series 2019A, Rev., 5.75%, 10/1/2059	3,350	3,593

Tennessee Housing Development Agency, Homeownership Program Series 1A, Rev., AMT, 4.50%, 1/1/2038	20	20

Total Tennessee		10,134

Texas — 5.9%

Arlington Higher Education Finance Corp. Series 2021A, Rev., 4.00%, 8/15/2041	305	336

Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. Series 2020A, Rev., 4.00%, 6/15/2040 (b)	1,810	1,866

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Arlington Higher Education Finance Corp., Newman International Academy

Rev., 5.00%, 8/15/2041	300	332

Rev., 5.00%, 8/15/2051	850	926

Arlington Higher Education Finance Corp., Winfree Academy Charter Schools

Series 2019A, Rev., 5.15%, 8/15/2029	420	475

Series 2019A, Rev., 5.75%, 8/15/2043	1,000	1,180

Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, Rev., 4.00%, 10/1/2050	875	966

Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	991

City of Houston, Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2028	355	455

City of Houston, Airport System, United Airlines, Inc., Terminal Project

Rev., AMT, 5.00%, 7/1/2029	2,500	2,740

Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	550	598

City of Houston, Combined Utility System, Capital Appreciation Series A, Rev., AGM, Zero Coupon, 12/1/2027 (d)	30	28

City of Temple, Reinvestment Zone Series A, Rev., 5.00%, 8/1/2028	895	1,004

Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	606

Dallas Area Rapid Transit, Sales Tax, Senior Lien Rev., AMBAC, 5.25%, 12/1/2029	130	174

Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Series 2019A, Rev., 5.00%, 8/15/2039	3,000	3,075

Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project Series 2001A, Rev., 2.60%, 11/1/2029	1,000	1,085

New Hope Cultural Education Facilities Finance Corp., Beta Academy

Series A, Rev., 3.38%, 8/15/2029 (b)	300	307

Series A, Rev., 5.00%, 8/15/2039 (b)	425	449

Series A, Rev., 5.00%, 8/15/2049 (b)	670	705

New Hope Cultural Education Facilities Finance Corp., Cityscape Schools, Inc.

Series A, Rev., 4.00%, 8/15/2029 (b)	330	380

Series A, Rev., 5.00%, 8/15/2039 (b)	610	710

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series A, Rev., 5.50%, 7/1/2054	1,000	1,062

New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project

Series 2020A, Rev., 5.00%, 1/1/2035	865	973

Series 2020A, Rev., 5.00%, 1/1/2040	790	884

Series 2020A, Rev., 5.00%, 1/1/2055	2,000	2,220

New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000	1,098

New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation Series A-1, Rev., 5.00%, 12/1/2039	1,420	1,599

New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project

Rev., 4.00%, 1/1/2029	300	312

Rev., 5.00%, 1/1/2039	205	220

Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc.

Rev., 4.25%, 6/15/2028	135	138

Rev., 5.00%, 6/15/2033	150	154

Rev., 5.00%, 6/15/2038	250	256

Permanent University Fund — University of Texas System Series B, Rev., 5.25%, 7/1/2028	140	182

San Antonio Education Facilities Corp., University of the Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,000	1,156

Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center Series A, Rev., 5.25%, 12/1/2039	170	187

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.25%, 11/15/2031	500	597

Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2035	500	597

Total Texas		31,023

Utah — 3.0%

Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area

Series 2020B, 6.25%, 8/1/2030 (b)	1,000	1,033

Series 2020A, 4.50%, 8/1/2040	1,000	1,143

4.00%, 8/1/2050 (b)	1,750	1,845

Military Installation Development Authority, Tax Allocation Series 2021A-2, Rev., 4.00%, 6/1/2036	750	789

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	37

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utah — continued

Military Installation Development Authority, Tax Allocation and Hotel Tax

Series 2021A-1, Rev., 4.00%, 6/1/2036	500	531

Series 2021A-1, Rev., 4.00%, 6/1/2041	500	524

Utah Charter School Finance Authority, Mountain West Montessori Academy Project

Series 2020A, Rev., 3.13%, 6/15/2029 (b)	650	690

Series 2020A, Rev., 5.00%, 6/15/2039 (b)	475	545

Series 2020A, Rev., 5.00%, 6/15/2049 (b)	825	931

Utah Charter School Finance Authority, Summit Academy Incorporated

Series A, Rev., 4.00%, 4/15/2032	250	290

Series A, Rev., 4.00%, 4/15/2033	260	299

Series A, Rev., 5.00%, 4/15/2034	235	287

Series A, Rev., 5.00%, 4/15/2039	700	845

Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project

Series 2021A, Rev., 5.00%, 6/15/2041 (b)	870	1,015

Series 2021A, Rev., 5.00%, 6/15/2052 (b)	1,295	1,486

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Rev., 4.00%, 10/15/2033	500	585

Rev., 4.00%, 10/15/2036	500	579

Rev., 4.00%, 10/15/2039	700	803

Rev., 4.00%, 10/15/2041	250	290

Rev., 4.00%, 10/15/2042	475	542

Utah Transit Authority, Sales Tax

Series C, Rev., AGM, 5.25%, 6/15/2025	40	47

Series 2006C, Rev., AGM, 5.25%, 6/15/2032	450	617

Total Utah		15,716

Vermont — 0.1%

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 4.00%, 6/15/2032	125	133

Series A, Rev., AMT, 4.00%, 6/15/2033	155	164

Series 2018A, Rev., AMT, 4.00%, 6/15/2034	130	138

Total Vermont		435

Virginia — 3.4%

Chesapeake Hospital Authority, Regional Medical Center

Rev., 4.00%, 7/1/2035	1,000	1,176

Rev., 4.00%, 7/1/2036	1,175	1,378

Rev., 4.00%, 7/1/2037	1,205	1,410

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Danville Industrial Development Authority, Averett University Series A, Rev., 4.75%, 10/1/2032	760	817

Fredericksburg Economic Development Authority, Stadium Project

Series B, Rev., 6.13%, 9/1/2029 (b)	1,810	1,809

Series B, Rev., 7.00%, 9/1/2044 (b)	1,000	998

Norfolk Redevelopment and Housing Authority, Fort Norfolk Retirement Community, Harbors Edge Project

Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,095

Series 2019A, Rev., 4.38%, 1/1/2039	1,400	1,509

Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living

Series 2019A, Rev., 4.75%, 9/1/2029	1,000	1,003

Series 2020, Rev., 4.30%, 9/1/2030	770	745

Series 2019A, Rev., 5.00%, 9/1/2034	2,000	2,014

Series 2020, Rev., 5.00%, 9/1/2040	1,640	1,614

Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020A, Rev., 5.00%, 7/1/2047	1,550	2,378

Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2011A, Rev., 5.00%, 11/1/2021 (d)	70	71

Total Virginia		18,017

Washington — 2.8%

Pend Oreille County, Public Hospital District No. 1, Unlimited Tax

GO, 5.00%, 12/1/2033	1,000	1,156

GO, 5.00%, 12/1/2038	1,255	1,438

Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2039	2,605	3,060

Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,151

Washington Higher Education Facilities Authority, Seattle University Project

Rev., 3.50%, 5/1/2039	300	334

Rev., 3.63%, 5/1/2040	800	897

Rev., 4.00%, 5/1/2045	500	578

Washington State Housing Finance Commission, Judson Park Project

Rev., 4.00%, 7/1/2028 (b)	535	573

Rev., 5.00%, 7/1/2033 (b)	535	588

Rev., 5.00%, 7/1/2038 (b)	300	327

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

Washington State Housing Finance Commission, The Heart Stone Project

Series 2018A, Rev., 4.50%, 7/1/2028 (b)	965	1,074

Series 2018A, Rev., 5.00%, 7/1/2038 (b)	825	915

Washington State Housing Finance Commission, Transforming Age Projects

Series 2019A, Rev., 5.00%, 1/1/2034 (b)	745	862

Series 2019A, Rev., 5.00%, 1/1/2039 (b)	1,495	1,715

Total Washington		14,668

West Virginia — 0.6%

West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc.

Series 2019A, Rev., 5.00%, 9/1/2038	1,250	1,542

Series 2019A, Rev., 5.00%, 9/1/2039	1,400	1,724

Total West Virginia		3,266

Wisconsin — 6.2%

Public Finance Authority, Blue Ridge Healthcare Facilities

Series 2020A, Rev., 4.00%, 1/1/2045	750	861

Series 2020A, Rev., 3.00%, 1/1/2050	750	791

Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041	500	585

Public Finance Authority, Cedars Obligated Group, Cedars Obligated Group Rev., 4.25%, 5/1/2029 (b)	960	964

Public Finance Authority, Community School of Davidson Project

Rev., 3.75%, 10/1/2023	155	158

Rev., 5.00%, 10/1/2033	775	905

Public Finance Authority, Coral Academy of Science Reno

Series 2019A, Rev., 5.00%, 6/1/2029 (b)	370	416

Series 2019A, Rev., 5.00%, 6/1/2039 (b)	710	782

Public Finance Authority, ENO River Academy Project

Series 2020A, Rev., 4.00%, 6/15/2030 (b)	235	263

Series 2020A, Rev., 5.00%, 6/15/2040 (b)	410	476

Series 2020A, Rev., 5.00%, 6/15/2054 (b)	685	782

Public Finance Authority, First Mortgage Southminster, Inc. Rev., 4.25%, 10/1/2038 (b)	2,000	2,034

Public Finance Authority, Minnesota College of Osteopathic Medicine

Series 2019A-1, Rev., 5.50%, 12/1/2048 (b) (f)	17	9

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Series 2019A-2, Rev., 7.25%, 12/1/2048 (b) (f)	46	23

Public Finance Authority, Piedmont Community Charter School

Rev., 5.00%, 6/15/2027	160	190

Rev., 5.00%, 6/15/2028	505	610

Rev., 5.00%, 6/15/2034	215	258

Rev., 5.00%, 6/15/2039	390	463

Rev., 5.00%, 6/15/2049	1,000	1,166

Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.00%, 11/15/2042 (b)	3,955	4,064

Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	800	733

Public Finance Authority, Roseman University of Health Sciences Project

Rev., 5.00%, 4/1/2030 (b)	500	610

Rev., 5.00%, 4/1/2040 (b)	2,155	2,602

Public Finance Authority, Sky Harbour Capital LLC Rev., AMT, 4.25%, 7/1/2054 (g)	1,000	1,023

Public Finance Authority, Ultimate Medical Academy Project

Series 2019A, Rev., 5.00%, 10/1/2028 (b)	2,000	2,462

Series 2019A, Rev., 5.00%, 10/1/2029 (b)	1,850	2,320

Series 2019A, Rev., 5.00%, 10/1/2034 (b)	500	613

Public Finance Authority, Wilson Preparatory Academy

Series 2019A, Rev., 4.13%, 6/15/2029 (b)	475	515

Series 2019A, Rev., 5.00%, 6/15/2039 (b)	500	552

Series 2019A, Rev., 5.00%, 6/15/2049 (b)	1,100	1,203

Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.

Series B, Rev., 5.00%, 7/1/2038	150	177

Series A, Rev., 5.00%, 7/1/2044	210	247

Wisconsin Health and Educational Facilities Authority, St. Camillus Health System

Series 2019A, Rev., 5.00%, 11/1/2026	355	394

Series 2019A, Rev., 5.00%, 11/1/2027	370	415

Series 2019A, Rev., 5.00%, 11/1/2028	470	528

Series 2019A, Rev., 5.00%, 11/1/2029	315	353

Series 2019A, Rev., 5.00%, 11/1/2030	515	575

Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc., Project Series A, Rev., 4.25%, 9/15/2035	1,500	1,582

Total Wisconsin		32,704

Total Municipal Bonds (Cost $490,360)		523,418

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	39

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 0.0%

Southcross Holdco Equity 0.00%, 7/9/2070 ‡ (Cost $11)	3	—

	SHARES (000)
Short-Term Investments — 0.8%

Investment Companies — 0.8%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (h) (i) (Cost $4,342)	4,341	4,342

Total Investments — 99.9% (Cost $494,713)		527,760
Other Assets Less Liabilities — 0.1%		505

NET ASSETS — 100.0%		528,265

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

(b)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Defaulted security.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.2% (a)

Alabama — 3.2%

Alabama Federal Aid Highway Finance Authority

Rev., 5.00%, 9/1/2023	20	22

Series B, Rev., 5.00%, 9/1/2023	30	33

Series A, Rev., 5.00%, 9/1/2032	25	31

Alabama Public School and College Authority, Capital Improvement

Series 2014-B, Rev., 5.00%, 1/1/2023	50	53

Series 2014-A, Rev., 5.00%, 2/1/2025	2,000	2,229

Series 2019A, Rev., 4.00%, 5/1/2033	85	103

Alabama Special Care Facilities Financing Authority-Birmingham, Children’s Hospital Health Care Facility Rev., 5.00%, 6/1/2023	115	125

Birmingham Airport Authority

Rev., 5.00%, 7/1/2028	350	447

Rev., 5.00%, 7/1/2029	375	491

Rev., 5.00%, 7/1/2030	250	334

Rev., 5.00%, 7/1/2031	175	232

Rev., 5.00%, 7/1/2032	150	198

Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023 (b)	5,500	5,920

City of Birmingham, Warrant

Series 2018B, GO, 4.00%, 12/1/2032	570	681

Series 2018B, GO, 4.00%, 12/1/2033	375	447

Series 2018B, GO, 4.00%, 12/1/2034	510	607

Series 2018B, GO, 4.00%, 12/1/2035	500	594

City of Huntsville, Electric System, Warrants Series A, Rev., 5.00%, 12/1/2023	35	39

City of Huntsville, Warrants

Series A, GO, 5.00%, 5/1/2030	2,765	3,454

Series A, GO, 5.00%, 5/1/2031	3,035	3,790

Series 2018-A, GO, 5.00%, 5/1/2033	70	87

City of Madison, Warrants GO, 5.00%, 4/1/2023	25	27

County of Mobile, Warrants

Series C, GO, 5.00%, 8/1/2022 (c)	25	26

GO, 5.00%, 2/1/2033	25	32

Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System, Inc. Series 2016A, Rev., 5.00%, 2/1/2025	320	367

Lower Alabama Gas District (The) Rev., 4.00%, 12/1/2025 (b)	32,500	37,024

Montgomery County Public Building Authority, Facilities Project

Rev., 5.00%, 3/1/2024 (c)	7,500	8,404

Rev., 5.00%, 3/1/2026	1,735	1,935

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alabama — continued

Shelby County Board of Education, Special Tax 5.00%, 2/1/2025	50	58

Southeast Alabama Gas Supply District (The), Project No. 1

Series 2018A, Rev., 4.00%, 4/1/2024 (b)	34,000	36,945

Series A, Rev., 5.00%, 4/1/2024	20,845	23,363

Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (b)	16,015	17,503

UAB Medicine Finance Authority Series 2019B, Rev., 5.00%, 9/1/2035	55	71

University of West Alabama, General Fee

Rev., AGM, 5.00%, 1/1/2028	200	247

Rev., AGM, 5.00%, 1/1/2029	200	252

Rev., AGM, 5.00%, 1/1/2030	200	256

Water Works Board of the City of Birmingham (The) Series 2016A, Rev., 5.00%, 1/1/2030	150	184

Total Alabama		146,611

Alaska — 0.4%

Alaska Housing Finance Corp., State Capital Project Series 2019B, Rev., 5.00%, 6/1/2026	20	24

Alaska Industrial Development and Export Authority, Providence Health & Services Series 2011A, Rev., 5.50%, 10/1/2041	9,000	9,035

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project

Series 2019A, Rev., 5.00%, 10/1/2024	800	906

Series 2019A, Rev., 5.00%, 10/1/2025	1,325	1,548

Series 2019A, Rev., 5.00%, 10/1/2026	1,385	1,666

Series 2019A, Rev., 5.00%, 10/1/2027	1,455	1,789

Series 2019A, Rev., 5.00%, 10/1/2028	1,530	1,918

Municipality of Anchorage Series C, GO, 5.00%, 9/1/2028	1,675	2,158

Total Alaska		19,044

Arizona — 1.9%

Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/2031	25	30

Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project

Series 2021A, Rev., 3.00%, 12/15/2031 (d)	265	280

Series 2021A, Rev., 4.00%, 12/15/2041 (d)	250	277

Arizona Industrial Development Authority, Children’s National Medical Center

Series 2020A, Rev., 4.00%, 9/1/2035	200	241

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	41

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Arizona — continued

Series 2020A, Rev., 4.00%, 9/1/2036	355	426

Series 2020A, Rev., 4.00%, 9/1/2037	820	985

Series 2020A, Rev., 4.00%, 9/1/2039	810	963

Series 2020A, Rev., 4.00%, 9/1/2046	2,750	3,194

Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project

Series 2021A, Rev., 4.00%, 7/15/2026 (d)	115	129

Series 2021A, Rev., 4.00%, 7/15/2027 (d)	120	136

Series 2021A, Rev., 4.00%, 7/15/2028 (d)	200	229

Series 2021A, Rev., 4.00%, 7/15/2029 (d)	200	231

Series 2021A, Rev., 4.00%, 7/15/2030 (d)	200	229

Series 2021A, Rev., 4.00%, 7/15/2031 (d)	215	244

Series 2021A, Rev., 4.00%, 7/15/2032 (d)	225	254

Series 2021A, Rev., 4.00%, 7/15/2033 (d)	180	203

Series 2021A, Rev., 4.00%, 7/15/2034 (d)	200	225

Series 2021A, Rev., 4.00%, 7/15/2035 (d)	250	280

Series 2021A, Rev., 4.00%, 7/15/2037 (d)	270	303

Series 2021A, Rev., 4.00%, 7/15/2041 (d)	135	150

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project

Series 2019A, Rev., 5.00%, 1/1/2022	675	679

Series 2019A, Rev., 5.00%, 1/1/2023	610	624

Series 2019A, Rev., 5.00%, 1/1/2024	1,475	1,526

Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,879

Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,969

Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,949

Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,581

Series 2019A, Rev., 5.00%, 1/1/2029	660	692

Series 2019A, Rev., 5.00%, 1/1/2030	3,670	3,856

Series 2019A, Rev., 4.00%, 1/1/2031	4,100	4,012

Series 2019A, Rev., 4.00%, 1/1/2032	4,265	4,149

Series 2019A, Rev., 4.00%, 1/1/2033	4,440	4,291

Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,860

Series 2019A, Rev., 5.00%, 1/1/2035	2,285	2,401

Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,928

Series 2019A, Rev., 5.00%, 1/1/2037	500	524

Series 2019A, Rev., 5.00%, 1/1/2038	500	524

Series 2019A, Rev., 4.25%, 1/1/2039	545	544

Series 2019A, Rev., 4.25%, 1/1/2040	1,320	1,318

Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,839

Arizona Industrial Development Authority, Macombs Facility Project

Series 2021A, Rev., 5.00%, 7/1/2032	165	214

Series 2021A, Rev., 5.00%, 7/1/2033	160	206

Series 2021A, Rev., 4.00%, 7/1/2034	165	196

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Series 2021A, Rev., 4.00%, 7/1/2035	180	213

Series 2021A, Rev., 4.00%, 7/1/2036	155	183

Series 2021A, Rev., 4.00%, 7/1/2041	365	426

Arizona Industrial Development Authority, Pebble Campus Project

Series 2020A, Rev., 4.00%, 7/15/2030 (d)	250	280

Series 2020A, Rev., 5.00%, 7/15/2040 (d)	415	477

Arizona State University

Series 2017B, Rev., 5.00%, 7/1/2034	920	1,125

Series 2017B, Rev., 5.00%, 7/1/2035	1,000	1,220

Arizona State University, Green Bonds Series 2016B, Rev., 5.00%, 7/1/2042	30	36

Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund Rev., 5.00%, 7/1/2023	95	103

Arizona Water Infrastructure Finance Authority, Water Quality Series 2014A, Rev., 5.00%, 10/1/2026	5,910	6,766

City of Cottonwood Rev., AGM, 5.00%, 7/1/2026	10	12

City of Glendale, Water and Sewer Rev., 5.00%, 7/1/2028	1,000	1,039

City of Mesa GO, 4.00%, 7/1/2033	30	36

City of Mesa, Utility System

Series 2019C, Rev., 5.00%, 7/1/2023	30	33

Series 2019A, Rev., 5.00%, 7/1/2029	40	52

Rev., 4.00%, 7/1/2031	50	58

Series 2019A, Rev., 5.00%, 7/1/2031	25	32

Series 2019A, Rev., 5.00%, 7/1/2033	25	32

City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC-CR, FGIC, 5.50%, 7/1/2035	75	111

City of Phoenix Civic Improvement Corp., Junior Lien, Airport System

Rev., 5.00%, 7/1/2022	25	26

Rev., 5.00%, 7/1/2023	25	27

Series 2017D, Rev., 5.00%, 7/1/2024	275	312

Series 2017D, Rev., 5.00%, 7/1/2029	190	235

City of Phoenix Civic Improvement Corp., Senior Lien, Airport System

Series 2017B, Rev., 5.00%, 7/1/2027	150	188

Rev., AMT, 5.00%, 7/1/2037	1,000	1,240

City of Scottsdale, Water and Sewer System Rev., 5.25%, 7/1/2023	1,875	2,051

City of Surprise Rev., 5.00%, 7/1/2025	20	24

County of Pima Series 2020A, COP, 5.00%, 12/1/2021	25	25

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Arizona — continued

County of Pima, Sewer System Rev., 5.00%, 7/1/2023	30	33

County of Pinal Rev., 4.00%, 8/1/2037	75	88

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2028	700	869

Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,604

Industrial Development Authority of The County of Yavapai, Regional Medical Center Series A, Rev., 5.25%, 8/1/2033	1,000	1,089

Kyrene Elementary School District No. 28, School Improvement Project Series 2019A, GO, 5.00%, 7/1/2029	55	70

Maricopa County Elementary School District No. 92 Pendergast Elementary, School Improvement, Project of 2016 Series 2016A, GO, 5.00%, 7/1/2023	20	22

Maricopa County High School District No. 214 Tolleson Union High School, School Improvement, Project of 2017 Series 2017B, GO, 5.00%, 7/1/2026	20	24

Maricopa County Industrial Development Authority, HonorHealth

Series 2019A, Rev., 5.00%, 9/1/2033	500	632

Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,261

Series 2019A, Rev., 5.00%, 9/1/2035	1,000	1,259

Maricopa County Industrial Development Authority, Ottawa University

Rev., 5.00%, 10/1/2026 (d)	150	161

Rev., 5.13%, 10/1/2030 (d)	215	244

Maricopa County Special Health Care District, Integrated Health Services

Series 2018C, GO, 5.00%, 7/1/2031	25	32

Series 2018C, GO, 5.00%, 7/1/2033	25	31

Maricopa County Unified School District No. 4 Mesa, School Improvement, Project of 2018 Series 2019A, GO, 5.00%, 7/1/2028	25	32

Maricopa County Unified School District No. 48 Scottsdale, School Improvement, Project of 2016 Series 2017B, GO, 5.00%, 7/1/2031	25	31

Maricopa County Unified School District No. 95, Queen Creek, School Improvement

GO, 5.00%, 7/1/2028	225	267

GO, 5.00%, 7/1/2029	500	593

Maricopa County Unified School District No. 97 Deer Valley, School Improvement, Project of 2013 Series 2019E, GO, 5.00%, 7/1/2027	50	63

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Maricopa County Unified School District No. 9-Wickenburg, School Improvement Series 2017A, GO, AGM, 4.00%, 7/1/2023	50	53

Maricopa County Union High School District No. 216 Agua Fria, School Improvement

GO, 4.00%, 7/1/2034	50	60

GO, 4.00%, 7/1/2036	90	108

Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016 Series 2017A, GO, 4.00%, 7/1/2030	30	35

Pima County Community College District Rev., 5.00%, 7/1/2030	60	76

Pima County Elementary School District No. 39 Continental, School Improvement, Project of 2010 Series B, GO, AGM, 3.75%, 7/1/2029	20	21

Pinal County School District No. 1 Florence GO, 5.00%, 7/1/2023	70	76

Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,141

Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project

Series 2011A, Rev., 5.00%, 12/1/2022	70	71

Series A, Rev., 5.00%, 12/1/2028	1,005	1,017

Series 2016A, Rev., 5.00%, 1/1/2036	7,000	8,475

Series 2019A, Rev., 5.00%, 1/1/2037	55	72

Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,912

University of Arizona (The)

Series 2012A, Rev., 5.00%, 6/1/2022	1,000	1,035

Rev., 5.00%, 6/1/2026	10	11

University of Arizona (The), Stimulus Plan for Economic and Educational Development Series 2020A, Rev., 5.00%, 8/1/2036	75	98

Total Arizona		86,798

Arkansas — 0.0% (e)

State of Arkansas, Federal Highway GO, 5.00%, 10/1/2025	10	11

University of Arkansas, Various Facility Fayetteville Campus Series 2014A, Rev., 4.50%, 11/1/2026	45	51

Total Arkansas		62

California — 10.1%

Alameda County Joint Powers Authority, Multiple Capital Projects

Series 2013A, Rev., 5.25%, 12/1/2025	75	83

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	43

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Series 2013A, Rev., 5.25%, 12/1/2027	50	56

Anaheim Union High School District

GO, 5.00%, 8/1/2022	25	26

GO, 5.00%, 8/1/2025	65	74

Antelope Valley Union High School District GO, 4.00%, 8/1/2022	55	57

Arcadia Unified School District GO, 4.00%, 8/1/2038	9,385	10,573

Banning Unified School District GO, AGM, 5.00%, 8/1/2027	100	121

Bay Area Toll Authority, Toll Bridge

Series 2017S-7, Rev., 4.00%, 4/1/2033	35	41

Series 2019S-H, Rev., 5.00%, 4/1/2044	50	63

Bay Area Water Supply and Conservation Agency, Capital Cost Recovery Prepayment Program Series 2013 A, Rev., 5.00%, 10/1/2026	60	65

Belmont Joint Powers Financing Authority Rev., 5.00%, 8/1/2024	20	23

Beverly Hills Unified School District, Election of 2008 GO, 5.00%, 8/1/2026	30	35

Brentwood Union School District, Election of 2016 GO, 5.00%, 8/1/2031	20	24

California Community College Financing Authority, West Valley Mission Community College District Rev., 5.00%, 6/1/2025 (c)	55	65

California Community Housing Agency, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2046 (d)	2,965	3,282

California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.

Series 2020A, Rev., 5.00%, 6/1/2024	350	395

Series 2020A, Rev., 5.00%, 6/1/2027	400	498

Series 2020A, Rev., 5.00%, 6/1/2029	400	522

Series 2020A, Rev., 5.00%, 6/1/2030	250	333

Series 2020A, Rev., 5.00%, 6/1/2031	250	331

Series 2020A, Rev., 5.00%, 6/1/2032	250	330

Series 2020A, Rev., 5.00%, 6/1/2033	300	395

Series 2020A, Rev., 4.00%, 6/1/2034	200	246

California Educational Facilities Authority, Claremont McKenna College

Series 2015A, Rev., 5.00%, 1/1/2028	1,000	1,188

Series 2015A, Rev., 5.00%, 1/1/2029	880	1,043

Series 2015A, Rev., 5.00%, 1/1/2030	1,185	1,402

Series 2015A, Rev., 5.00%, 1/1/2031	2,450	2,897

Series 2015A, Rev., 5.00%, 1/1/2032	2,000	2,363

Series 2015A, Rev., 4.00%, 1/1/2033	3,000	3,393

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California Educational Facilities Authority, Pepperdine University Rev., 5.00%, 9/1/2022 (c)	315	330

California Educational Facilities Authority, Santa Clara University Series 2017B, Rev., 5.00%, 4/1/2035	80	98

California Health Facilities Financing Authority, Cedars-Sinai Medical Center

Series A, Rev., 5.00%, 8/15/2026	45	55

Rev., 5.00%, 11/15/2027	6,250	7,457

California Health Facilities Financing Authority, Children’s Hospital Series 2019A, Rev., 5.00%, 11/1/2024	30	35

California Health Facilities Financing Authority, Kaiser Permanente Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	4,000	4,679

California Health Facilities Financing Authority, Memorial Health Service Series 2012A, Rev., 5.00%, 10/1/2026	1,500	1,577

California Health Facilities Financing Authority, On Lok Senior Health Service

Rev., 3.00%, 8/1/2024	100	107

Rev., 3.00%, 8/1/2025	50	55

Rev., 3.00%, 8/1/2027	150	168

Rev., 3.00%, 8/1/2028	130	147

Rev., 3.00%, 8/1/2029	150	171

Rev., 5.00%, 8/1/2040	600	754

California Health Facilities Financing Authority, Sutter Health

Series 2016A, Rev., 3.25%, 11/15/2025 (c)	1,425	1,600

Series 2016A, Rev., 5.00%, 11/15/2025 (c)	1,550	1,855

Series 2017A, Rev., 5.00%, 11/15/2031	110	138

Series 2017A, Rev., 5.00%, 11/15/2032	25	31

Series 2017A, Rev., 5.00%, 11/15/2033	50	62

Series 2018A, Rev., 5.00%, 11/15/2035	25	31

Series 2018A, Rev., 5.00%, 11/15/2036	35	44

California Infrastructure & Economic Development Bank, Academy of Motion Picture Arts & Sciences Obligated Group Series 2015A, Rev., 5.00%, 11/1/2026	1,000	1,103

California Infrastructure & Economic Development Bank, Clean Water State Revolving Fund Rev., 5.00%, 10/1/2032	25	31

California Infrastructure & Economic Development Bank, Clean Water State Revolving Fund, Green Bond Rev., 5.00%, 10/1/2026	60	73

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Infrastructure & Economic Development Bank, Independent System Operator Corp. Project Rev., 5.00%, 2/1/2023 (c)	15	16

California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund

Series 2015A, Rev., 5.00%, 10/1/2021 (c)	50	50

Series 2015A, Rev., 5.00%, 10/1/2025 (c)	185	220

California Municipal Finance Authority, California Lutheran University

Rev., 5.00%, 10/1/2026	150	181

Rev., 5.00%, 10/1/2027	150	185

Rev., 5.00%, 10/1/2028	150	189

California Municipal Finance Authority, Civic Center Infrastructure Improvement Program

Rev., 5.00%, 6/1/2023	80	87

Rev., 5.00%, 6/1/2027	75	93

California Municipal Finance Authority, Community Medical Centers

Series 2017A, Rev., 5.00%, 2/1/2028	900	1,104

Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,530

California Municipal Finance Authority, Electric Utility Distribution System Rev., 5.00%, 10/1/2022	25	26

California Municipal Finance Authority, Linxs Apartments Project, Senior Lien

Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	6,680	7,322

Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	4,555	5,031

California Public Finance Authority, Enso Village Project, Green Bond

Series 2021B-3, Rev., 2.13%, 11/15/2027 (d)	1,490	1,509

Series 2021B-2, Rev., 2.38%, 11/15/2028 (d)	1,800	1,827

Series 2021B-1, Rev., 3.13%, 5/15/2029 (d)	400	407

Series 2021A, Rev., 5.00%, 11/15/2036 (d)	400	478

Series 2021A, Rev., 5.00%, 11/15/2046 (d)	525	612

California Public Finance Authority, Henry Mayo Newhall Hospital

Rev., 4.00%, 10/15/2025	250	283

Rev., 4.00%, 10/15/2026	415	480

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Rev., 4.00%, 10/15/2027	400	471

Rev., 4.00%, 10/15/2028	360	430

Rev., 5.00%, 10/15/2029	700	841

Rev., 5.00%, 10/15/2030	500	599

Rev., 4.00%, 10/15/2031 (b)	345	418

Rev., 5.00%, 10/15/2031	535	640

California School Finance Authority, Kipp Socal Projects Series 2020A, Rev., 4.00%, 7/1/2040 (d)	505	586

California State Public Works Board, California State University, Various Capital Projects Series C, Rev., 5.00%, 3/1/2032	3,025	3,721

California State Public Works Board, California State University, Various University Projects Series 2013H, Rev., 5.00%, 9/1/2023 (c)	13,405	14,707

California State Public Works Board, State Office Buildings

Series F, Rev., 5.00%, 5/1/2026	3,100	3,625

Series F, Rev., 5.00%, 5/1/2027	5,000	5,840

California State University, Systemwide

Series 2012A, Rev., 4.00%, 11/1/2022 (c)	145	152

Series 2017A, Rev., 5.00%, 11/1/2034	2,875	3,546

Series 2016A, Rev., 5.00%, 11/1/2045	30	36

California Statewide Communities Development Authority, Emanate Health, Tax-Exempt

Series 2020A, Rev., 5.00%, 4/1/2031	365	478

Series 2020A, Rev., 5.00%, 4/1/2032	900	1,174

Series 2020A, Rev., 5.00%, 4/1/2033	2,880	3,745

Series 2020A, Rev., 5.00%, 4/1/2034	1,910	2,475

Series 2020A, Rev., 5.00%, 4/1/2035	650	840

Calleguas Municipal Water District Series 2016A, Rev., 5.00%, 7/1/2023	35	38

Capistrano Unified School District Community Facilities District No. 90-2, Special Tax Rev., AGM, 4.00%, 9/1/2023	35	38

Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	10,175

Central Unified School District GO, 5.00%, 8/1/2025	110	130

Cerritos Community College District Series A, GO, 5.00%, 8/1/2029	45	51

Chaffey Community College District GO, 5.00%, 6/1/2022	25	26

Chino Valley Unified School District GO, 5.00%, 8/1/2022	60	63

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	45

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Chula Vista Municipal Financing Authority

Rev., 5.00%, 5/1/2022	40	42

Rev., 5.00%, 5/1/2025	15	17

Citrus Community College District Series A, GO, 5.00%, 8/1/2023	20	22

City of Alameda GO, 4.00%, 8/1/2033	10	11

City of Brea, Water Utility

Rev., 5.00%, 7/1/2025	25	30

Rev., 5.00%, 7/1/2028	90	116

City of Gilroy, Wastewater Rev., 5.00%, 8/1/2022	55	57

City of Los Alamitos COP, 5.00%, 10/1/2023	25	27

City of Los Angeles Department of Airports, International Airport Senior Series A, Rev., AMT, 5.00%, 5/15/2028	135	157

City of Los Angeles Department of Airports, International Airport Subordinate Series 2019C, Rev., 5.00%, 5/15/2033	45	58

City of Los Angeles, Wastewater System

Subseries B, Rev., 5.00%, 6/1/2023	120	130

Series 2013A, Rev., 5.00%, 6/1/2026	12,500	13,564

Series C, Rev., 5.00%, 6/1/2026	2,000	2,072

City of Oakland Series 2015A, GO, 5.00%, 1/15/2023	25	27

City of Pasadena Series 2016A, Rev., 5.00%, 6/1/2031	25	30

City of Richmond, Wastewater Series 2019B, Rev., 5.00%, 8/1/2023	40	44

City of San Francisco, Public Utilities Commission Subseries A, Rev., 5.00%, 11/1/2035	1,500	1,826

City of San Jose, Disaster Preparedness, Public Safety and Infrastructure Series A-1, GO, 5.00%, 9/1/2036	25	32

City of San Jose, Libraries, Parks and Public Safety Projects

Series 2019C, GO, 5.00%, 9/1/2028	50	65

Series 2019C, GO, 5.00%, 9/1/2032	100	130

City of Santa Rosa, Wastewater

Series 2014A, Rev., 5.00%, 9/1/2022	25	26

Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	5,000	4,968

City of Ukiah, Water System Rev., AGM, 5.00%, 9/1/2023	50	55

Coachella Valley Unified School District GO, 4.00%, 8/1/2027	20	22

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Coachella Valley Unified School District, Election of 2005 Series 2012D, GO, AGM, 5.00%, 8/1/2022 (c)	20	21

Contra Costa County Transportation Authority, Sales Tax

Series 2015A, Rev., 5.00%, 3/1/2022	25	26

Series 2012B, Rev., 5.00%, 3/1/2023 (c)	50	54

Series 2017A, Rev., 5.00%, 3/1/2023	20	21

Series A, Rev., 5.00%, 3/1/2024	50	56

Corona Utility Authority, Water Projects Rev., 5.00%, 9/1/2022	40	42

County of Calaveras GO, 5.00%, 8/1/2026	100	118

County of Orange, Garden Grove Unified School District, Election of 2010 Series C, GO, 5.00%, 8/1/2023 (c)	1,390	1,520

County of San Benito, Jail Facility Project COP, 5.00%, 10/1/2025	45	53

County of San Joaquin, County Administration Building Project COP, AGM, 5.00%, 11/15/2029	5	6

County of Santa Clara, Election of 2008 Series 2017C, GO, 5.00%, 8/1/2033	25	31

CSCDA Community Improvement Authority Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	1,500	1,523

CSCDA Community Improvement Authority, Essential Housing, Altana-Glendale Series 2021A-1, Rev., 3.50%, 10/1/2046 (d)	6,000	6,307

CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim Series 2021A-1, Rev., 2.88%, 8/1/2041 (d)	2,580	2,664

CSCDA Community Improvement Authority, Senior Lien Series 2021A-1, Rev., 2.45%, 2/1/2047 (d)	3,000	2,863

Desert Community College District

GO, 5.00%, 8/1/2022	50	52

GO, 5.00%, 8/1/2031	2,250	2,794

Desert Sands Unified School District

COP, 5.00%, 3/1/2023	70	75

Series A, GO, 5.00%, 6/1/2026	40	43

GO, 5.00%, 8/1/2026	2,200	2,608

Desert Sands Unified School District, Election of 2014 GO, 4.00%, 8/1/2038	1,000	1,161

Downey Public Finance Authority Rev., 5.00%, 12/1/2022	100	106

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Downey Unified School District, Election of 2014 Series B, GO, 5.00%, 8/1/2032	50	64

Dry Creek Joint Elementary School District Rev., AGM, 5.00%, 9/1/2022	25	26

East Bay Municipal Utility District, Water System Series 2015B, Rev., 5.00%, 6/1/2024	45	51

East Side Union High School District Series 2016B, GO, 5.00%, 8/1/2027	50	61

East Side Union High School District, Election of 2012 Series B, GO, 5.00%, 8/1/2030	25	29

El Camino Community College District Foundation (The) GO, 5.00%, 8/1/2022	25	26

El Centro Financing Authority

Series 2021B, Rev., 4.00%, 10/1/2028	250	297

Series 2021B, Rev., 4.00%, 10/1/2029	265	319

Series 2021B, Rev., 4.00%, 10/1/2030	275	334

Series 2021B, Rev., 4.00%, 10/1/2031	285	351

El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	525	522

Elsinore Valley Municipal Water District Financing Authority Series 2016A, Rev., 5.00%, 7/1/2023	30	33

Escondido Union School District, Election of 2014 Series A, GO, 5.00%, 8/1/2027	100	117

Fairfield-Suisun Unified School District, Election of 2016 GO, 5.00%, 8/1/2026	50	61

Foothill-De Anza Community College District GO, 5.00%, 8/1/2024 (c)	65	74

Fremont Union High School District Series 2019A, GO, 5.00%, 8/1/2030	75	94

Fullerton Joint Union High School District, Election of 2014 Series 2015A, GO, 5.00%, 8/1/2022	30	31

Glendale Unified School District Series 2015A, GO, 5.00%, 9/1/2023	25	27

Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement

Series A, Rev., 5.00%, 6/1/2032	4,000	4,665

Series A-1, Rev., 3.50%, 6/1/2036	4,690	4,766

Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	18,795

Hayward Unified School District GO, AGM, 5.00%, 8/1/2027	55	67

Hillsborough City School District

Series A, GO, 4.00%, 9/1/2021	40	40

Series A, GO, 4.00%, 9/1/2022	35	36

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Hollister Joint Powers Financing Authority Rev., AGM, 5.00%, 6/1/2031	65	78

Huntington Beach Union High School District GO, 5.00%, 8/1/2023 (c)	10	11

Imperial Irrigation District Electric System Series 2016B-2, Rev., 5.00%, 11/1/2026	80	98

Irvine Ranch Water District COP, 5.00%, 3/1/2032	2,275	2,766

Jefferson Union High School District, Election of 2012 Series A, GO, 4.00%, 8/1/2022	65	67

John Swett Unified School District Series A-1, GO, AGM, 5.00%, 8/1/2027	50	63

La Canada Unified School District, Election of 2017 Series 2018A, GO, 5.00%, 8/1/2031	50	64

Lincoln Public Financing Authority Series A, Rev., 4.00%, 10/1/2023	25	27

Long Beach Bond Finance Authority, Natural Gas

Series 2007A, Rev., 5.25%, 11/15/2021	2,500	2,525

Series A, Rev., 5.25%, 11/15/2022	9,545	10,115

Long Beach Community College District, Election of 2002 Series D, GO, NATL-RE, Zero Coupon, 5/1/2022	5,265	5,256

Long Beach Community College District, Election of 2016 Series 2019C, GO, 4.00%, 8/1/2045	40	46

Los Angeles Community College District

Series G, GO, 4.00%, 8/1/2022	25	26

Series 2015A, GO, 5.00%, 8/1/2023	20	22

Series A, GO, 4.00%, 8/1/2024 (c)	2,300	2,557

Series A, GO, 5.00%, 8/1/2024 (c)	24,000	27,382

Los Angeles County Facilities, Inc., Vermont Corridor County Administration Building Series 2018A, Rev., 5.00%, 12/1/2023	25	28

Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax

Series 2017A, Rev., 5.00%, 7/1/2023	35	38

Series A, Rev., 5.00%, 7/1/2030	4,925	6,174

Los Angeles County Metropolitan Transportation Authority, R Senior Sales Tax Series 2016A, Rev., 5.00%, 6/1/2023	35	38

Los Angeles County Public Works Financing Authority Series 2019E1, Rev., 4.00%, 12/1/2023	35	38

Los Angeles Department of Water and Power, Power System

Series 2019B, Rev., 5.00%, 7/1/2024	275	313

Series 2014B, Rev., 5.00%, 7/1/2026	15	17

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	47

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Series 2014D, Rev., 5.00%, 7/1/2027	50	57

Series 2014D, Rev., 5.00%, 7/1/2028	1,250	1,418

Series B, Rev., 5.00%, 7/1/2029	10,000	12,298

Series 2015A, Rev., 5.00%, 7/1/2030	270	311

Series 2018A, Rev., 5.00%, 7/1/2030	35	44

Series D, Rev., 5.00%, 7/1/2030	2,710	3,065

Series 2019C, Rev., 5.00%, 7/1/2031	85	111

Series A, Rev., 5.00%, 7/1/2031	2,055	2,514

Series B, Rev., 5.00%, 7/1/2031	3,400	3,767

Series D, Rev., 5.00%, 7/1/2031	2,500	2,828

Series A, Rev., 5.00%, 7/1/2032	2,550	3,116

Series B, Rev., 5.00%, 7/1/2032	3,075	3,406

Series 2017A, Rev., 5.00%, 7/1/2033	5,000	6,099

Series D, Rev., 5.00%, 7/1/2033	390	441

Series 2018D, Rev., 5.00%, 7/1/2034	30	38

Series 2019B, Rev., 5.00%, 7/1/2034	110	141

Series D, Rev., 5.00%, 7/1/2034	4,750	5,365

Series D, Rev., 5.00%, 7/1/2035	250	282

Series 2019A, Rev., 5.00%, 7/1/2039	35	45

Series 2019D, Rev., 5.00%, 7/1/2044	30	38

Los Angeles Department of Water and Power, Water System

Series 2014A, Rev., 5.00%, 7/1/2024	35	40

Series 2016A, Rev., 5.00%, 7/1/2030	60	72

Series 2017A, Rev., 5.00%, 7/1/2030	30	37

Series 2018B, Rev., 5.00%, 7/1/2031	60	76

Los Angeles Unified School District

Series C, GO, 5.00%, 7/1/2024	11,670	13,261

Series C, GO, 5.00%, 7/1/2026	5,505	6,242

Los Angeles Unified School District, Election of 2005

Series M-1, GO, 5.00%, 7/1/2032	2,095	2,621

Series M-1, GO, 5.00%, 7/1/2033	4,305	5,377

Los Angeles Unified School District, Headquarters Building Projects Series B, COP, 5.00%, 10/1/2030	1,250	1,312

Los Rios Community College District, Election of 2008 Series B, GO, 5.00%, 8/1/2022	25	26

Madera Irrigation District Rev., AGM, 5.00%, 9/1/2025	150	178

Marin Community College District GO, 5.00%, 8/1/2023	35	38

Marin Water District Financing Authority, Subordinate Lien Rev., 5.00%, 7/1/2027	40	50

Marina Coast Water District, Tax-Exempt, Senior Lien Series A, Rev., 5.00%, 6/1/2029	25	29

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Menlo Park City School District, Capital Appreciation

GO, Zero Coupon, 7/1/2033	1,000	701

GO, Zero Coupon, 7/1/2035	725	464

GO, Zero Coupon, 7/1/2036	1,150	699

GO, Zero Coupon, 7/1/2037	1,950	1,130

GO, Zero Coupon, 7/1/2041	1,250	603

Merced City School District, Election of 2014 GO, 4.00%, 8/1/2025	50	57

Merced Community College District No. 1, School Facilities Improvement GO, 5.00%, 8/1/2022	25	26

Metropolitan Water District of Southern California, Waterworks

Series 2018B, Rev., 5.00%, 9/1/2028	700	907

Series 2016A, Rev., 5.00%, 7/1/2030	30	36

Series 2019A, Rev., 5.00%, 7/1/2030	75	98

Milpitas Redevelopment Agency Successor Agency, Redevelopment Project Area No. 1 Rev., 5.00%, 9/1/2027	75	88

Montebello Public Financing Authority, Sales Tax, Limited Tax Series 2019A, Rev., AGM, 4.00%, 6/1/2033	380	446

Mount San Antonio Community College District, Election of 2018 Series 2019A, GO, 5.00%, 8/1/2028	50	65

Mountain View-Los Altos Union High School District, Election of 2010

Series C, GO, Zero Coupon, 8/1/2023	2,000	1,992

Series C, GO, Zero Coupon, 8/1/2027	1,000	950

Murrieta Valley Unified School District GO, AGM, 5.00%, 9/1/2025	1,400	1,619

Murrieta Valley Unified School District, Election of 2014 Series 2014A, GO, AGM, 4.00%, 3/1/2025 (c)	25	28

Napa Sanitation District Rev., 4.00%, 8/1/2023	25	27

Nevada Irrigation District, Joint Powers Authority Series 2016A, Rev., 5.00%, 3/1/2024	95	106

Newhall School District, School Facilities Improvement, Election of 2011 Series 2011A, GO, 4.00%, 8/1/2022	35	36

Newport Mesa Unified School District, Election of 2005 Series 2007, GO, NATL-RE, Zero Coupon, 8/1/2031	8,375	7,369

North Orange County Community College District, Election of 2014 Series 2016A, GO, 4.00%, 8/1/2025	20	23

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Novato Sanitary District, Wastewater

Rev., 5.00%, 2/1/2022	30	31

Rev., 5.00%, 2/1/2026	65	78

Novato Unified School District, Election of 2019 Series 2019B, GO, 5.00%, 8/1/2026	25	31

Oakdale Irrigation District Series 2016A, Rev., 5.00%, 8/1/2022	30	31

Oakland Joint Powers Financing Authority Rev., 5.00%, 11/1/2025	100	118

Ocean View School District, Orange County, Election of 2016 Series 2016B, GO, 6.00%, 8/1/2026	115	147

Oceanside Unified School District GO, 5.00%, 8/1/2024	5	6

Ohlone Community College District, Election of 2010 Series D, GO, 4.00%, 8/1/2022	40	41

Orange County Sanitation District, Wastewater Series 2016A, Rev., 5.00%, 2/1/2027	45	54

Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	793

Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project Series 2014A, Rev., AGM, 5.00%, 9/1/2023	110	121

Orange Unified School District, Election of 2016 GO, 5.00%, 8/1/2031	85	108

Otay Water District Financing Authority Series 2018A, Rev., 5.00%, 9/1/2022	35	37

Palm Springs Financing Authority Rev., 5.00%, 11/1/2022	25	26

Palm Springs Unified School District, Election of 2008 Series D, GO, 4.00%, 8/1/2024	65	72

Palomar Community College District

GO, 5.00%, 5/1/2022	25	25

GO, 5.00%, 5/1/2023	20	22

Pittsburg Unified School District GO, 5.00%, 8/1/2023	55	60

Pleasanton Unified School District, Election of 2016 GO, 5.00%, 8/1/2027	20	25

Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2024	50	57

Pomona Unified School District GO, AGM, 5.00%, 8/1/2027	50	60

Rancho Water District Financing Authority Series 2019A, Rev., 5.00%, 8/1/2023	25	27

Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2041	155	183

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Rio Hondo Community College District, Election of 2019 Series 2019B, GO, 5.00%, 8/1/2025	40	47

Riverside County Infrastructure Financing Authority Series 2016A, Rev., 4.00%, 11/1/2023	25	27

Riverside County Infrastructure Financing Authority, Capital Projects Series 2017C, Rev., 5.00%, 5/1/2025	25	29

Riverside County Infrastructure Financing Authority, Indio Law Building Series 2017A, Rev., 4.00%, 11/1/2023	40	43

Riverside County Public Financing Authority, Capital Facilities Project Rev., 4.25%, 11/1/2045	35	38

Riverside County Public Financing Authority, Desert Communities and Interstate 215 Corridor Projects Series 2017A, Rev., 5.00%, 10/1/2026	75	91

Riverside County Redevelopment Successor Agency, Desert Communities Redevelopment Project Series 2014D, Rev., AGM, 5.00%, 10/1/2026	115	131

Riverside County Transportation Commission, Sales Tax

Series 2013A, Rev., 5.00%, 6/1/2023	55	60

Series 2013A, Rev., 5.25%, 6/1/2023 (c)	4,525	4,930

Series 2017B, Rev., 5.00%, 6/1/2032	60	75

Series 2017A, Rev., 5.00%, 6/1/2033	30	37

Series 2017B, Rev., 5.00%, 6/1/2035	45	57

Riverside Public Financing Authority Series 2012A, Rev., 5.00%, 11/1/2023	95	100

Riverside Unified School District, Election of 2016 Series B, GO, 4.00%, 8/1/2042	50	58

Ross Valley Public Financing Authority Series A, Rev., 4.00%, 1/1/2023	25	26

Rowland Unified School District, Election of 2012 Series A, GO, 5.25%, 8/1/2023 (c)	2,750	3,020

Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Series 2016A, 5.00%, 10/1/2023	125	138

Sacramento City Financing Authority, Master Lease Program Facilities Series 2015A, Rev., 5.00%, 12/1/2023	135	150

Sacramento County Sanitation Districts Financing Authority Series 2014A, Rev., 5.00%, 12/1/2027	60	68

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	49

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

San Diego Community College District

GO, 5.00%, 8/1/2022	30	31

GO, 5.00%, 8/1/2025	25	30

San Diego County Regional Airport Authority, Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2031	25	32

San Diego Public Facilities Financing Authority, Fire and Life Safety Facilities Series 2012B, Rev., 4.00%, 4/15/2027	70	72

San Dieguito School Facilities Financing Authority, Special Tax

Rev., 5.00%, 3/1/2024	30	34

Rev., 5.00%, 3/1/2025	125	144

San Francisco Bay Area Rapid Transit District, Election of 2004

Series 2013C, GO, 4.00%, 8/1/2022	25	26

Series D, GO, 5.00%, 8/1/2030	3,000	3,531

Series 2019F-1, GO, 5.00%, 8/1/2031	85	112

Series D, GO, 5.00%, 8/1/2032	55	65

Series 2019F-1, GO, 5.00%, 8/1/2033	25	33

San Francisco Bay Area Rapid Transit District, Sales Tax

Series A, Rev., 5.00%, 7/1/2025	510	601

Series A, Rev., 5.00%, 7/1/2026	475	559

San Francisco City and County Airport Commission, San Francisco International Airport Series 2019H, Rev., AMT, 5.00%, 5/1/2029	175	226

San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC Series 2019A, Rev., AMT, 5.00%, 1/1/2047	4,000	4,867

San Francisco County Transportation Authority, Sales Tax Rev., 3.00%, 2/1/2022	25	25

San Francisco Municipal Transportation Agency Series 2018B, Rev., 5.00%, 3/1/2028	60	74

San Joaquin County Transportation Authority, Measure K Sales Tax

Rev., 5.00%, 3/1/2023	20	21

Rev., 5.00%, 3/1/2026	40	48

Rev., 5.00%, 3/1/2031	2,185	2,677

Rev., 5.00%, 3/1/2032	2,000	2,451

Rev., 5.00%, 3/1/2033	750	917

San Joaquin Delta Community College District Series 2015A, GO, 5.00%, 8/1/2022	25	26

San Jose Unified School District GO, 5.00%, 8/1/2023	25	27

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2023 (c)	9,210	10,069

San Juan Unified School District, Election of 2012 Series 2019N, GO, 4.00%, 8/1/2025	125	143

San Luis Coastal Unified School District, Election of 2014

Series C, GO, 4.00%, 8/1/2025	25	29

Series A, GO, 5.00%, 8/1/2026	75	85

Series B, GO, 5.00%, 8/1/2026	75	92

San Luis Obispo Public Financing Authority, Los Osos Valley Road Interchange Project Rev., 4.00%, 11/1/2023	75	81

San Marcos Unified School District

GO, 5.00%, 8/1/2031	60	75

GO, 4.00%, 8/1/2033	25	29

San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2025	55	61

San Mateo Foster City School District, Election of 2008 Series 2012C, GO, 5.00%, 8/1/2022	25	26

San Mateo Joint Powers Financing Authority, Maple Street Correctional Center Series 2014A, Rev., 5.00%, 6/15/2027	75	85

San Mateo Joint Powers Financing Authority, Youth Services Campus Series A, Rev., 5.00%, 7/15/2027	25	31

San Mateo Union High School District, Election of 2006 Series 2013A, GO, 5.00%, 9/1/2023 (c)	80	88

Santa Clara County Financing Authority Series 2016A, Rev., 5.00%, 11/15/2023	65	72

Santa Clara County Financing Authority, County Facilities

Series A, Rev., 5.00%, 5/1/2028	25	32

Series 2019A, Rev., 4.00%, 5/1/2034	55	67

Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	9,835

Santa Clara Unified School District GO, 5.00%, 7/1/2025	25	29

Santa Clara Unified School District, Election of 2014

GO, 5.00%, 7/1/2022	35	36

GO, 5.00%, 7/1/2027	25	31

Santa Clara Valley Water District, Water System Series 2017A, Rev., 5.00%, 6/1/2035	3,115	3,784

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Santa Clarita Community College District GO, 4.00%, 8/1/2022	25	26

Santa Clarita Public Finance Authority, Open Space and Parkland Acquisition Program Series 2016B, Rev., 4.00%, 10/1/2026	75	88

Santa Cruz County Redevelopment Successor Agency Series 2015A, Rev., AGM, 5.00%, 9/1/2028	50	59

Santa Cruz Libraries Facilities Financing Authority, Special Tax Rev., 5.00%, 9/1/2026	150	183

Santa Margarita Water District, Community Facilities District No. 99-1, Special Tax Series 2017A, Rev., 5.00%, 9/1/2024	280	317

Santa Margarita-Dana Point Authority, Water District Improvement

Series A, Rev., 5.00%, 8/1/2031	950	1,182

Series A, Rev., 5.00%, 8/1/2032	1,030	1,281

Series A, Rev., 5.00%, 8/1/2033	1,455	1,808

Santa Monica Community College District, Election of 2016

Series 2018A, GO, 5.00%, 8/1/2022	35	36

Series 2018A, GO, 4.00%, 8/1/2035	25	30

Santa Monica Public Financing Authority, City Services Building Project Rev., 5.00%, 7/1/2028	45	56

Santa Monica-Malibu Unified School District

Series 2016C, GO, 4.00%, 7/1/2024	30	33

GO, 5.00%, 8/1/2024	70	80

Santa Rosa High School District GO, 5.00%, 8/1/2022 (c)	40	42

Santa Rosa Regional Resources Authority, Facilities Acquisition and Improvement Projects, Tax Exempt Series 2017A, Rev., 5.00%, 8/1/2031	100	124

Schools Infrastructure Financing Agency, Special Tax Rev., AGM, 4.00%, 9/1/2034	105	115

Scotts Valley Unified School District GO, 5.00%, 8/1/2023	30	33

Sewerage Agency of Southern Marin Rev., 5.00%, 7/1/2022	25	26

Sierra View Local Health Care District

Rev., 4.00%, 7/1/2026	150	173

Rev., 5.00%, 7/1/2027	155	191

Rev., 5.00%, 7/1/2028	165	207

Rev., 5.00%, 7/1/2029	160	205

Rev., 5.00%, 7/1/2030	155	203

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Simi Valley Unified School District

GO, 4.00%, 8/1/2022	25	26

Series B, GO, 4.00%, 8/1/2022	30	31

GO, 5.00%, 8/1/2027	30	38

Sonoma County Junior College District Series 2013A, GO, 5.00%, 8/1/2022	25	26

Sonoma Valley Unified School District, Election of 2016 GO, 4.00%, 8/1/2042	25	29

South Orange County Public Financing Authority Rev., 5.00%, 4/1/2027	50	60

Southern California Water Replenishment District

Rev., 5.00%, 8/1/2023	25	27

Rev., 5.00%, 8/1/2026	75	89

Southwestern Community College District

Series 2016B, GO, 4.00%, 8/1/2023	35	38

Series 2016B, GO, 4.00%, 8/1/2025	50	57

Series A, GO, 4.00%, 8/1/2038	1,000	1,150

State Center Community College District

GO, 5.25%, 8/1/2022 (c)	5,450	5,707

GO, 5.00%, 8/1/2030	40	47

State of California Department of Water Resources, Central Valley Project, Water System

Series AR, Rev., 5.00%, 12/1/2022	25	27

Series AX, Rev., 5.00%, 12/1/2022	35	37

Series BA, Rev., 5.00%, 12/1/2031	65	85

State of California, Various Purpose

GO, 5.13%, 4/1/2023	5	5

GO, 4.00%, 12/1/2024	15	16

GO, 5.00%, 10/1/2025	40	48

GO, AMBAC, 5.00%, 2/1/2027	565	701

GO, 5.00%, 8/1/2030	24,000	27,724

GO, 4.00%, 9/1/2033	1,340	1,553

Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2022	35	36

Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 2 Series B, GO, 5.00%, 8/1/2028	25	30

Temple City Unified School District GO, NATL-RE, 5.25%, 8/1/2022	2,485	2,597

Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 GO, 5.00%, 6/1/2022	25	26

Union Elementary School District Series C, GO, 5.00%, 9/1/2027	50	63

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	51

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

University of California

Series 2013 AF, Rev., 5.00%, 5/15/2023 (c)	60	65

Series 2017AY, Rev., 5.00%, 5/15/2028	55	68

Series 2018AZ, Rev., 5.00%, 5/15/2029	30	38

Series 2018AZ, Rev., 5.00%, 5/15/2031	35	45

Series 2019BB, Rev., 5.00%, 5/15/2033	20	26

Series 2018AZ, Rev., 5.00%, 5/15/2034	25	32

University of California, Limited Project

Series G, Rev., 5.00%, 5/15/2022 (c)	2,885	2,984

Series 2015-I, Rev., 5.00%, 5/15/2023	30	32

Series 2012G, Rev., 5.00%, 5/15/2029	5,615	5,809

Series 2017M, Rev., 5.00%, 5/15/2036	25	31

Val Verde Unified School District Series 2020A, GO, 4.00%, 8/1/2035	250	295

Ventura County Community College District GO, 5.00%, 8/1/2022	25	26

Ventura County Public Financing Authority Series 2016A, Rev., 5.00%, 11/1/2027	55	68

Vista Joint Powers Financing Authority Rev., 5.25%, 5/1/2037	100	116

Vista Unified School District, 2018 Election Series 2019A, GO, 5.00%, 8/1/2022	60	63

Walnut Energy Center Authority Series 2014A, Rev., 5.00%, 1/1/2022	25	25

West Hills Community College District, School Facilities Improvement District No. 2, 2008 Election Series 2012B, GO, AGM, 4.00%, 8/1/2038	25	26

West Hollywood Public Financing Authority, Hollywood Park Phase II Rev., 5.00%, 4/1/2022	45	46

West Valley-Mission Community College District, Election of 2012, Tax Exempt

GO, 5.00%, 8/1/2027	40	48

Series 2015B, GO, 5.00%, 8/1/2027	40	47

Westside Union School District, 2012 Election Series A, GO, 4.00%, 8/1/2022	25	26

Whittier Union High School District Series 2014B, GO, 4.00%, 8/1/2022	30	31

Wiseburn School District Series 2016A, GO, 5.00%, 8/1/2031	50	60

Yuba City Unified School District, School Facilities Project COP, AGM, 4.00%, 9/1/2021	1,100	1,251

Total California		464,236

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — 2.2%

Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/1/2024	50	53

Adams 12 Five Star Schools, The City & County of Broomfield

GO, 5.50%, 12/15/2030	1,400	1,859

GO, 5.50%, 12/15/2032	625	826

Adams County School District No. 1, Mapleton Public Schools GO, 4.00%, 12/1/2030	25	29

Arapahoe County School District No. 6 Littleton

Series 2019A, GO, 5.50%, 12/1/2028	40	54

Series 2019A, GO, 5.50%, 12/1/2029	25	33

Board of Governors of Colorado State University System Series 2019A, Rev., 4.00%, 3/1/2037	50	60

Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J Series 2016A, GO, 5.00%, 12/15/2028	5,000	5,930

Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2040 (d)	550	611

Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,325	1,282

City & County of Broomfield, Sales and Use Tax COP, 5.00%, 12/1/2025	30	36

City & County of Denver, Airport System

Series 2012A, Rev., AMT, 5.00%, 11/15/2022	25	26

Series 2017A, Rev., AMT, 5.00%, 11/15/2028	1,000	1,241

Series 2017B, Rev., 5.00%, 11/15/2033	25	31

Series 2018A, Rev., AMT, 5.00%, 12/1/2036	2,500	3,515

City of Aurora, First Lien Water, Green Bonds Rev., 5.00%, 8/1/2024	15	17

City of Colorado Springs, Utilities System Improvement Series A-1, Rev., 5.00%, 11/15/2023	30	33

City of Commerce City COP, AGM, 4.00%, 12/15/2037	150	173

City of Englewood

GO, 5.00%, 12/1/2025	45	54

GO, 5.00%, 12/1/2029	15	19

Clear Creek Transit Metropolitan District No. 2, Limited Tax

Series 2021A, GO, 5.00%, 12/1/2041	575	634

Series 2021A, GO, 5.00%, 12/1/2050	500	549

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Colorado Crossing Metropolitan District No. 2, Limited Tax

Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	1,127

Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	2,170

Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project

Rev., 4.00%, 5/1/2025	25	27

Rev., 4.00%, 5/1/2027	30	34

Rev., 4.00%, 5/1/2029	35	40

Rev., 4.00%, 5/1/2031	30	34

Rev., 4.00%, 5/1/2041	85	96

Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project

Rev., 4.00%, 12/1/2030 (d)	595	636

Rev., 5.00%, 12/1/2040 (d)	555	619

Colorado Educational and Cultural Facilities Authority, University Denver Project Rev., NATL-RE, 5.00%, 3/1/2035	5,055	6,927

Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Rev., 5.00%, 11/15/2028	30	36

Colorado Health Facilities Authority, Boulder Community Health Project

Rev., 5.00%, 10/1/2033	1,000	1,283

Rev., 5.00%, 10/1/2034	1,100	1,403

Rev., 4.00%, 10/1/2035	725	855

Rev., 4.00%, 10/1/2037	400	469

Rev., 4.00%, 10/1/2038	300	351

Rev., 4.00%, 10/1/2039	270	315

Rev., 4.00%, 10/1/2040	300	349

Colorado Health Facilities Authority, Commonspirit Health

Series A-1, Rev., 5.00%, 8/1/2031	2,500	3,201

Series A-2, Rev., 5.00%, 8/1/2031	1,000	1,280

Series A-1, Rev., 5.00%, 8/1/2032	2,000	2,553

Series A-2, Rev., 5.00%, 8/1/2032	2,000	2,553

Series A-1, Rev., 5.00%, 8/1/2034	1,865	2,366

Series A-2, Rev., 5.00%, 8/1/2034	2,000	2,537

Series A-1, Rev., 5.00%, 8/1/2035	2,500	3,166

Series A-2, Rev., 5.00%, 8/1/2035	2,000	2,533

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project

Series 2015A, Rev., 3.00%, 9/1/2024	235	253

Series 2020A, Rev., 4.00%, 9/1/2045	1,000	1,164

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Colorado Health Facilities Authority, School Health System Series 2013A, Rev., 5.50%, 1/1/2035	4,500	5,025

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (b)	2,400	2,469

Colorado Mountain College Project COP, 5.00%, 8/1/2031	30	37

Colorado State Board for Community Colleges and Occupational Educational System Series 2019A, Rev., 5.00%, 11/1/2025	40	47

County of Adams

COP, 5.00%, 12/1/2031	1,100	1,301

COP, 5.00%, 12/1/2034	500	589

County of Eagle COP, 5.00%, 12/1/2028	25	30

County of Gunnison COP, 4.00%, 12/1/2033	50	60

County of Pueblo, Community Improvement Projects COP, 5.00%, 12/1/2026	50	61

Dawson Ridge Metropolitan District No. 1, Limited Tax Series A, GO, Zero Coupon, 10/1/2022 (c)	10,000	9,979

Debeque School District No. 49JT GO, 4.00%, 12/1/2024	10	11

Denver Health and Hospital Authority

Series 2019A, Rev., 5.00%, 12/1/2030	1,000	1,286

Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,792

Series 2019A, Rev., 5.00%, 12/1/2032	1,330	1,699

Series 2019A, Rev., 5.00%, 12/1/2033	1,100	1,398

Douglas County School District No. Re-1 Douglas and Elbert Counties GO, 5.00%, 12/15/2028	20	26

Ebert Metropolitan District Series 2018A-2, GO, 5.00%, 12/1/2034	170	214

El Paso County School District No. 3 Widefield GO, 5.00%, 12/1/2034	50	61

El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2028	25	30

Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	290	309

Jefferson County School District R-1 COP, 5.00%, 12/15/2028	5	6

Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	2,450	3,112

Montrose County School District RE-1J GO, 5.00%, 12/1/2036	200	242

Peak Metropolitan District No. 1

Series A, GO, 4.00%, 12/1/2035 (d)	500	538

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	53

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Series A, GO, 5.00%, 12/1/2041 (d)	500	553

Series A, GO, 5.00%, 12/1/2051 (d)	550	605

Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	824

Regional Transportation District, Denver Transit Partners

Rev., 5.00%, 7/15/2031	500	658

Rev., 5.00%, 1/15/2032	700	919

Rev., 4.00%, 7/15/2033	1,935	2,440

Rev., 4.00%, 7/15/2034	1,000	1,210

Rev., 4.00%, 7/15/2035	1,000	1,205

Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	500	500

Rocky Mountain Rail Park Metropolitan District, Limited Tax

Series 2021A, GO, 5.00%, 12/1/2031 (d)	750	830

Series 2021A, GO, 5.00%, 12/1/2041 (d)	750	813

State of Colorado Series 2018A, COP, 4.00%, 12/15/2034	75	89

State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement

COP, 5.00%, 6/15/2023	45	49

COP, 5.00%, 6/15/2041	1,500	1,760

State of Colorado, Building Excellent Schools Today Series 2018N, COP, 5.00%, 3/15/2028	75	95

University of Colorado, Enterprise System

Series 2013A, Rev., 5.00%, 6/1/2023	25	27

Series 2014A, Rev., 5.00%, 6/1/2024 (c)	60	68

Series 2015A, Rev., 5.00%, 6/1/2025 (c)	25	29

Series 2019B, Rev., 5.00%, 6/1/2028	25	32

Series 2017A-1, Rev., 4.00%, 6/1/2032	25	29

University of Northern Colorado, Institutional Enterprise Series 2018B, Rev., 4.00%, 6/1/2035	250	292

Verve Metropolitan District No. 1

GO, 5.00%, 12/1/2036	500	559

GO, 5.00%, 12/1/2041	1,125	1,247

Weld County School District No. RE-2 Eaton GO, 5.00%, 12/1/2035	40	52

Total Colorado		100,649

Connecticut — 1.3%

City of Derby Series A, GO, 5.00%, 8/1/2027	15	19

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued

City of Milford Series 2014B, GO, 4.00%, 11/1/2026	50	56

City of Stamford, Water Pollution Control System and Facility

Series 2013A, Rev., 5.50%, 8/15/2023	100	110

Series A, Rev., 5.00%, 8/15/2024	100	109

Series A, Rev., 5.00%, 8/15/2025	350	383

Series 2013A, Rev., 5.00%, 8/15/2026	150	164

Series 2013A, Rev., 5.00%, 8/15/2027	250	273

Series A, Rev., 5.00%, 8/15/2029	300	327

Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series N, Rev., 5.00%, 11/1/2025	4,165	4,566

Connecticut State Health and Educational Facilities Authority, McLean

Series 2020A, Rev., 5.00%, 1/1/2030 (d)	250	288

Series 2020A, Rev., 5.00%, 1/1/2045 (d)	500	561

Connecticut State Health and Educational Facilities Authority, Nuvance Health Series 2019A, Rev., 5.00%, 7/1/2033	2,630	3,318

Connecticut State Health and Educational Facilities Authority, Sacred Heart University

Series K, Rev., 5.00%, 7/1/2032	700	910

Series K, Rev., 5.00%, 7/1/2033	625	809

Series K, Rev., 5.00%, 7/1/2034	725	936

Series K, Rev., 5.00%, 7/1/2035	525	676

Series K, Rev., 5.00%, 7/1/2036	1,000	1,284

Series K, Rev., 5.00%, 7/1/2037	1,750	2,240

Series K, Rev., 5.00%, 7/1/2038	2,750	3,512

Series K, Rev., 5.00%, 7/1/2040	1,600	2,033

Connecticut State Health and Educational Facilities Authority, Trinity College Series R, Rev., 4.00%, 6/1/2045	2,250	2,639

South Central Connecticut Regional Water Authority, Water System Series B-1, Rev., 5.00%, 8/1/2022	45	47

State of Connecticut

Series 2017A, GO, 5.00%, 4/15/2024	160	180

Series 2019A, GO, 5.00%, 4/15/2028	4,700	5,993

Series 2019A, GO, 5.00%, 4/15/2030	4,000	5,185

Series 2014A, GO, 4.00%, 3/1/2034	40	43

Series 2019A, GO, 5.00%, 4/15/2034	3,450	4,399

Series 2019A, GO, 5.00%, 4/15/2035	2,900	3,690

Series 2016A, GO, 4.00%, 3/15/2036	60	68

Series 2019A, GO, 5.00%, 4/15/2036	2,300	2,918

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Connecticut — continued

Series 2017A, GO, 4.00%, 4/15/2037	460	529

Series 2019A, GO, 4.00%, 4/15/2038	3,625	4,301

State of Connecticut Clean Water Fund, State Revolving Fund

Series 2017A, Rev., 4.00%, 5/1/2023	20	21

Series 2015A, Rev., 5.00%, 3/1/2024	70	78

Series 2015A, Rev., 5.00%, 3/1/2025	170	199

State of Connecticut, Special Tax Transportation Infrastructure Purposes

Series 2015A, Rev., 5.00%, 8/1/2026	5,000	5,889

Series 2013A, Rev., 5.00%, 10/1/2029	25	27

Series A, Rev., 5.00%, 9/1/2030	2,000	2,272

Series 2016A, Rev., 5.00%, 9/1/2031	25	30

Series 2015A, Rev., 5.00%, 8/1/2032	15	18

Town of Trumbull Series B, GO, 5.00%, 9/1/2025	50	59

Total Connecticut		61,159

Delaware — 0.3%

Delaware State Economic Development Authority, Newark Charter School, Inc., Project

Rev., 4.00%, 9/1/2023	355	377

Rev., 4.00%, 9/1/2025	385	429

Rev., 4.00%, 9/1/2030	530	616

Rev., 5.00%, 9/1/2040	1,550	1,940

Rev., 5.00%, 9/1/2050	600	739

Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	5,000	5,952

Delaware Transportation Authority, Transportation System

Rev., 5.00%, 7/1/2023	40	45

Rev., 5.00%, 7/1/2025	25	29

Rev., 5.00%, 7/1/2026	25	30

State of Delaware Series 2019A, GO, 5.00%, 10/1/2022	45	47

University of Delaware

Rev., 5.00%, 11/1/2035	525	673

Rev., 5.00%, 11/1/2039	875	1,113

Total Delaware		11,990

District of Columbia — 1.2%

District of Columbia

Series 2015A, GO, 5.00%, 6/1/2027	50	59

Series 2018A, GO, 5.00%, 6/1/2027	25	31

Series D, GO, 5.00%, 6/1/2028	1,500	1,871

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued

Series 2016A, GO, 5.00%, 6/1/2029	25	30

Series 2017A, GO, 5.00%, 6/1/2030	1,250	1,549

Series D, GO, 5.00%, 6/1/2030	3,750	4,603

Series D, GO, 5.00%, 6/1/2031	50	61

Series A, GO, 5.00%, 6/1/2035	7,175	8,342

Series A, GO, 5.00%, 6/1/2036	4,200	4,876

District of Columbia, Income Tax

Series 2012C, Rev., 4.00%, 12/1/2022	20	21

Series 2012A, Rev., 5.00%, 12/1/2022	20	21

Series 2019C, Rev., 5.00%, 10/1/2031	35	46

Series 2020A, Rev., 5.00%, 3/1/2038	70	91

Series 2020A, Rev., 5.00%, 3/1/2040	210	272

District of Columbia, Kipp DC Project

Rev., 5.00%, 9/10/2021	100	108

Rev., 5.00%, 7/1/2024	100	112

Rev., 5.00%, 7/1/2025	180	209

Series 2017A, Rev., 5.00%, 7/1/2025	100	116

Rev., 5.00%, 7/1/2026	185	220

Rev., 5.00%, 7/1/2027	115	140

Rev., 5.00%, 7/1/2028	250	312

Rev., 5.00%, 7/1/2029	255	326

District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series B, Rev., 5.00%, 10/1/2037	100	118

Metropolitan Washington Airports Authority Aviation

Series C, Rev., 5.00%, 10/1/2021	30	30

Series 2019B, Rev., 5.00%, 10/1/2027	75	94

Series 2017A, Rev., AMT, 5.00%, 10/1/2029	180	224

Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail and Capital Improvement Projects Series 2019B, Rev., AGM, 4.00%, 10/1/2053	500	577

Washington Convention and Sports Authority, Senior Lien Dedicated Tax

Series 2018A, Rev., 5.00%, 10/1/2025	1,750	2,069

Series A, Rev., 5.00%, 10/1/2026	5,005	6,101

Series A, Rev., 5.00%, 10/1/2027	4,620	5,767

Series 2018A, Rev., 5.00%, 10/1/2028	4,035	5,007

Series A, Rev., 5.00%, 10/1/2029	2,690	3,318

Washington Metropolitan Area Transit Authority

Series B, Rev., 5.00%, 7/1/2029	5	6

Series 2017B, Rev., 5.00%, 7/1/2030	50	62

Series A-1, Rev., 5.00%, 7/1/2030	5,185	6,407

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	55

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

District of Columbia — continued

Rev., 5.00%, 7/1/2034	5	6

Series 2017B, Rev., 5.00%, 7/1/2034	75	92

Total District of Columbia		53,294

Florida — 3.0%

Bay County School Board

Series 2020A, COP, AGM, 5.00%, 7/1/2032	825	1,080

Series 2020A, COP, AGM, 5.00%, 7/1/2033	675	879

Series 2020A, COP, AGM, 5.00%, 7/1/2034	1,000	1,296

Brevard County Health Facilities Authority, Health First, Inc., Project

Rev., 5.00%, 4/1/2022	1,000	1,028

Rev., 5.00%, 4/1/2024	1,250	1,402

Broward County Water & Sewer Utility Series B, Rev., 5.00%, 10/1/2025	35	42

Capital Projects Finance Authority, Capital Projects Loan Program — Florida Universities

Series 2020A-1, Rev., 5.00%, 10/1/2024	550	615

Series 2020A-1, Rev., 5.00%, 10/1/2025	1,000	1,151

Series 2020A-1, Rev., 5.00%, 10/1/2026	1,000	1,180

Series 2020A-1, Rev., 5.00%, 10/1/2027	1,000	1,205

Series 2020A-1, Rev., 5.00%, 10/1/2028	1,000	1,228

City of Gainesville, Utilities System Series 2017A, Rev., 5.00%, 10/1/2037	120	148

City of Jacksonville Series 2016A, Rev., 5.00%, 10/1/2027	100	123

City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project

Rev., 4.00%, 11/1/2036	500	585

Rev., 4.00%, 11/1/2037	1,040	1,214

Rev., 4.00%, 11/1/2038	1,085	1,264

Rev., 4.00%, 11/1/2039	1,650	1,916

Rev., 4.00%, 11/1/2040	2,170	2,515

City of Pompano Beach

GO, 5.00%, 7/1/2023	30	33

GO, 5.00%, 7/1/2030	110	140

City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	50	55

City of Tampa, H. Lee Moffitt Cancer Center Project

Series 2020B, Rev., 5.00%, 7/1/2026	100	121

Series 2020B, Rev., 5.00%, 7/1/2027	125	155

Series 2020B, Rev., 5.00%, 7/1/2028	230	292

Series 2020B, Rev., 5.00%, 7/1/2029	225	292

Series 2020B, Rev., 5.00%, 7/1/2030	250	330

Series 2020B, Rev., 5.00%, 7/1/2031	325	425

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Series 2020B, Rev., 5.00%, 7/1/2032	250	326

Series 2020B, Rev., 5.00%, 7/1/2033	250	324

Series 2020B, Rev., 5.00%, 7/1/2034	300	388

Series 2020B, Rev., 5.00%, 7/1/2035	300	387

Series 2020B, Rev., 5.00%, 7/1/2036	500	643

Series 2020B, Rev., 4.00%, 7/1/2038	185	218

Series 2020B, Rev., 4.00%, 7/1/2039	1,600	1,883

Series 2020B, Rev., 5.00%, 7/1/2040	2,340	2,972

Series 2020B, Rev., 4.00%, 7/1/2045	7,400	8,580

City of Tampa, Water and Sewer Improvement System Rev., 5.00%, 10/1/2021 (c)	500	502

City of West Palm Beach, Special Obligation Series C, Rev., 5.00%, 10/1/2028	25	31

County of Broward, Airport System Series 2019A, Rev., AMT, 5.00%, 10/1/2027	1,850	2,308

County of Broward, Professional Sports Facilities, Civic Arena Project Rev., 5.00%, 9/1/2024	40	44

County of Escambia, Sales Tax Rev., 5.00%, 10/1/2025	15	18

County of Lee, Transportation Facilities Rev., AGM, 5.00%, 10/1/2035	190	216

County of Manatee Rev., 5.00%, 10/1/2026	25	28

County of Manatee, Public Utilities

Rev., 5.00%, 10/1/2028	535	674

Rev., 5.00%, 10/1/2031	815	1,016

County of Martin, Half-Cent Sales Tax Rev., 5.00%, 7/1/2022	25	26

County of Miami-Dade, Aviation

Rev., AMT, 5.00%, 10/1/2028	1,500	1,700

Rev., 5.00%, 10/1/2029	900	1,088

Series B, Rev., 5.00%, 10/1/2029	1,250	1,425

County of Miami-Dade, Building Better Communities Program

Series A, GO, 5.00%, 7/1/2033	2,835	3,422

Series 2016A, GO, 5.00%, 7/1/2034	5,355	6,455

County of Miami-Dade, Capital Asset Acquisition Series 2019B, Rev., 5.00%, 4/1/2040	45	57

County of Miami-Dade, Public Health Trust Program Series A, GO, 5.00%, 7/1/2036	3,000	3,866

County of Miami-Dade, Subordinate Special Obligation Rev., 5.00%, 10/1/2028	120	147

County of Miami-Dade, Transit System, Sales Surtax

Rev., 5.00%, 7/1/2022	90	94

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Rev., 4.00%, 7/1/2034	35	40

Rev., 5.00%, 7/1/2034	475	611

County of Miami-Dade, Water and Sewer System

Rev., 5.00%, 10/1/2033	25	32

Series 2017A, Rev., 4.00%, 10/1/2037	40	47

Series 2017A, Rev., 4.00%, 10/1/2039	50	59

Series 2019B, Rev., 5.00%, 10/1/2044	40	50

County of Palm Beach, Airport System Rev., AMT, 5.00%, 10/1/2036	500	599

County of Palm Beach, Public Improvement Rev., 5.00%, 5/1/2038	1,545	1,833

County of Polk, Utility System Rev., 5.00%, 10/1/2030	50	67

County of Sarasota, Guaranteed Entitlement Rev., 4.50%, 10/1/2029	25	27

County of Sarasota, Utility System Series 2019A, Rev., 5.00%, 10/1/2038	35	44

County of Seminole, Water and Sewer Series 2015B, Rev., 5.00%, 10/1/2021	50	50

East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project Rev., 5.00%, 10/1/2023	40	44

Escambia County Health Facilities Authority, Baptist Health Care Corp., Obligated Group Series 2020A, Rev., 5.00%, 8/15/2040	3,600	4,546

Florida Atlantic University Finance Corp., Student Housing Project

Series 2019A, Rev., 5.00%, 7/1/2027	300	372

Series 2019B, Rev., 5.00%, 7/1/2032	1,715	2,197

Series 2019B, Rev., 5.00%, 7/1/2033	1,475	1,880

Florida Department of Environmental Protection Series 2017A, Rev., 5.00%, 7/1/2028	40	51

Florida Department of Management Services Series 2018A, COP, 5.00%, 11/1/2026	20	25

Florida Development Finance Corp., Educational Facilities, Renaissance Charter School, Inc., Project

Series 2020C, Rev., 4.00%, 9/15/2030 (d)	235	257

Series 2020C, Rev., 5.00%, 9/15/2040 (d)	525	593

Florida Development Finance Corp., Imagine School at Broward Project

Series A, Rev., 2.63%, 12/15/2024 (d)	300	307

Series A, Rev., 4.00%, 12/15/2029 (d)	265	296

Series A, Rev., 5.00%, 12/15/2039 (d)	305	360

Florida Development Finance Corp., Mater Academy Project

Series 2020A, Rev., 4.00%, 6/15/2025 (d)	455	507

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Series 2020A, Rev., 5.00%, 6/15/2026 (d)	370	438

Series 2020A, Rev., 5.00%, 6/15/2027 (d)	390	473

Series 2020A, Rev., 5.00%, 6/15/2028 (d)	410	494

Series 2020A, Rev., 5.00%, 6/15/2029 (d)	400	479

Series 2020A, Rev., 5.00%, 6/15/2030 (d)	375	447

Series 2020A, Rev., 5.00%, 6/15/2035 (d)	1,000	1,177

Florida Development Finance Corp., The Mayflower Retirement Community Project

Series 2021B2, Rev., 1.75%, 6/1/2026 (d)	925	928

Series 2021B1, Rev., 2.38%, 6/1/2027 (d)	730	731

Florida Gulf Coast University Financing Corp., Housing Project Series 2019A, Rev., 5.00%, 2/1/2026	125	148

Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology

Rev., 5.00%, 10/1/2021	85	85

Rev., 5.00%, 10/1/2022	110	115

Rev., 5.00%, 10/1/2023	125	137

Greater Orlando Aviation Authority, Airport Facilities Series 2019A, Rev., AMT, 5.00%, 10/1/2038	1,810	2,293

Halifax Hospital Medical Center Rev., 5.00%, 6/1/2022	25	26

Hillsborough County, Aviation Authority, Tampa International Airport Series 2018F, Rev., 5.00%, 10/1/2043	150	188

JEA Electric System

Series D, Rev., 5.00%, 4/1/2023 (c)	10	11

Series A, Rev., 5.00%, 10/1/2023 (c)	1,395	1,534

Key West Utility Board, Electric System Rev., 5.00%, 10/1/2027	45	56

Lee County School Board (The) Series 2016A, COP, 5.00%, 8/1/2035	25	30

Lee Memorial Health System

Series 2019A-1, Rev., 5.00%, 4/1/2028	3,375	4,260

Series 2019A-1, Rev., 5.00%, 4/1/2029	2,500	3,227

Manatee County School District, Sales Tax Rev., AGM, 5.00%, 10/1/2023	50	55

Orange County School Board Series 2016C, COP, 5.00%, 8/1/2033	40	48

Orlando Utilities Commission, Utility System Series 2012A, Rev., 5.00%, 10/1/2023	25	28

Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group

Series 2020B, Rev., 4.00%, 11/15/2041	250	291

Series 2020B, Rev., 5.00%, 11/15/2042	500	612

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	57

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion

Rev., 2.63%, 6/1/2025	4,185	4,311

Rev., 3.00%, 6/1/2027	7,780	8,152

Palm Beach County School District Series C, COP, 5.00%, 8/1/2029	16,000	20,348

School Board of Miami-Dade County (The) Series 2015A, COP, 5.00%, 5/1/2030	70	81

School District of Broward County Series 2019A, COP, 5.00%, 7/1/2029	35	45

Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning

Series 2021A, Rev., 4.00%, 6/15/2036 (d)	155	178

Series 2021A, Rev., 4.00%, 6/15/2041 (d)	215	244

South Florida Water Management District COP, 5.00%, 10/1/2036	125	148

St. Johns County Industrial Development Authority, Vicar’s Landing Project

Series 2021A, Rev., 4.00%, 12/15/2025	180	199

Series 2021A, Rev., 4.00%, 12/15/2026	185	208

Series 2021A, Rev., 4.00%, 12/15/2027	215	244

Series 2021A, Rev., 4.00%, 12/15/2028	200	229

Series 2021A, Rev., 4.00%, 12/15/2030	200	228

Series 2021A, Rev., 4.00%, 12/15/2031	205	233

Series 2021A, Rev., 4.00%, 12/15/2036	500	560

Series 2021A, Rev., 4.00%, 12/15/2041	375	417

State of Florida Board of Education, Public Education Capital Outlay

Series 2012C, GO, 5.00%, 6/1/2023	40	42

Series 2015F, GO, 5.00%, 6/1/2026	25	29

State of Florida Department of Education

Series 2018A, Rev., 5.00%, 7/1/2024	1,025	1,158

Series A, Rev., 5.00%, 7/1/2025	2,375	2,778

Series A, Rev., 5.00%, 7/1/2026	3,385	4,084

State of Florida Department of Transportation Turnpike System

Series 2013A, Rev., 5.00%, 7/1/2022	35	36

Series 2013B, Rev., 5.00%, 7/1/2022	75	78

Series 2013A, Rev., 5.00%, 7/1/2023	30	33

Series 2016A, Rev., 5.00%, 7/1/2023	20	22

Series 2019A, Rev., 5.00%, 7/1/2024	25	28

Tohopekaliga Water Authority, Utility System

Rev., 4.00%, 10/1/2022	25	26

Rev., 4.00%, 10/1/2034	30	35

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Volusia County Educational Facility Authority, Embry Riddle Aeronautical University, Inc., Project

Series 2020A, Rev., 4.00%, 10/15/2035	400	469

Series 2020A, Rev., 4.00%, 10/15/2036	500	585

Total Florida		137,985

Georgia — 1.9%

Albany-Dougherty Inner City Authority, State University Projects

Rev., 5.00%, 7/1/2029	1,050	1,346

Rev., 5.00%, 7/1/2030	1,155	1,503

Rev., 5.00%, 7/1/2031	425	550

Athens-Clarke County Unified Government, Sales Tax GO, 5.00%, 12/1/2028	300	390

Cherokee County Board of Education, School System

GO, 5.00%, 8/1/2031	725	876

GO, 5.00%, 8/1/2032	750	906

GO, 5.00%, 8/1/2033	690	834

Cherokee County Water & Sewer Authority Rev., 5.00%, 8/1/2032	25	30

City of Atlanta, Water & Wastewater

Series 2013B, Rev., 5.00%, 11/1/2023	30	33

Rev., 5.00%, 11/1/2029	2,110	2,451

Rev., 5.00%, 11/1/2030	4,250	4,927

City of Columbus, Water & Sewerage

Series 2014A, Rev., 5.00%, 5/1/2027	445	501

Series 2014A, Rev., 5.00%, 5/1/2028	595	668

Rev., 5.00%, 5/1/2031	280	336

Rev., 5.00%, 5/1/2034	350	419

Rev., 5.00%, 5/1/2035	350	419

Clayton County Development Authority, Clayton State University

Rev., 5.00%, 7/1/2029	175	228

Rev., 5.00%, 7/1/2030	200	265

Rev., 5.00%, 7/1/2031	175	237

Rev., 5.00%, 7/1/2032	205	275

Rev., 5.00%, 7/1/2033	250	333

Rev., 5.00%, 7/1/2035	270	358

Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project

Series 2020A, Rev., 4.00%, 4/1/2032	400	485

Series 2020A, Rev., 4.00%, 4/1/2033	500	604

Series 2020A, Rev., 4.00%, 4/1/2034	350	421

Series 2020A, Rev., 4.00%, 4/1/2035	250	300

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Georgia — continued

Series 2020A, Rev., 4.00%, 4/1/2036	505	604

Series 2020A, Rev., 3.00%, 4/1/2037	700	765

Series 2020A, Rev., 4.00%, 4/1/2039	475	563

Series 2020A, Rev., 3.00%, 4/1/2045	1,785	1,903

County of DeKalb, Water and Sewerage

Rev., 5.00%, 10/1/2021	35	35

Series B, Rev., 5.25%, 10/1/2022	4,810	5,078

Series B, Rev., 5.25%, 10/1/2023	8,660	9,574

Series 2006B, Rev., 5.25%, 10/1/2026	5,500	6,812

DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Series 2019B, Rev., 5.00%, 7/1/2032	50	65

Forsyth County School District GO, 5.00%, 2/1/2022	30	31

Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2017A, Rev., 5.00%, 2/15/2028	115	141

George L Smith II Congress Center Authority, Convention Center Hotel First

Series 2021A, Rev., 2.38%, 1/1/2031	500	530

Series 2021A, Rev., 4.00%, 1/1/2036	500	582

George L Smith II Congress Center Authority, Convention Center Hotel Second

Series 2021B, Rev., 3.63%, 1/1/2031 (d)	1,170	1,313

Series 2021B, Rev., 5.00%, 1/1/2036 (d)	1,000	1,214

Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects

Rev., 5.00%, 6/15/2023	645	700

Rev., 5.00%, 6/15/2024	580	655

Rev., 5.00%, 6/15/2025	650	761

Rev., 5.00%, 6/15/2026	500	604

Rev., 5.00%, 6/15/2027	500	620

Rev., 5.00%, 6/15/2028	500	635

Rev., 5.00%, 6/15/2029	705	916

Rev., 5.00%, 6/15/2030	500	645

Rev., 5.00%, 6/15/2031	800	1,027

Rev., 3.00%, 6/15/2032	1,175	1,317

Rev., 5.00%, 6/15/2033	1,660	2,112

Rev., 5.00%, 6/15/2034	1,125	1,423

Rev., 5.00%, 6/15/2035	1,250	1,578

Rev., 4.00%, 6/15/2036	1,000	1,180

Rev., 4.00%, 6/15/2037	1,500	1,765

Rev., 4.00%, 6/15/2039	1,785	2,084

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued

Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project

Rev., 4.00%, 8/1/2035	500	597

Rev., 4.00%, 8/1/2036	375	446

Rev., 4.00%, 8/1/2037	495	587

Henry County, Water and Sewerage Authority

Rev., AGM-CR, BHAC-CR, NATL-RE, 5.25%, 2/1/2028	5,000	6,436

Rev., AGM-CR, BHAC-CR, NATL-RE, 5.25%, 2/1/2029	25	33

Main Street Natural Gas, Inc., Gas Project Series A, Rev., 5.50%, 9/15/2021	1,475	1,478

Newton County School District Series 2012A, GO, 5.00%, 4/1/2022	40	41

Polk School District, Sales Tax GO, 5.00%, 3/1/2025	360	419

Private Colleges and Universities Authority, Emory University

Series 2019A, Rev., 5.00%, 9/1/2028	40	52

Series A, Rev., 5.00%, 10/1/2043	2,005	2,185

State of Georgia

Series E, GO, 5.00%, 12/1/2023	20	22

Series A-2, GO, 5.00%, 2/1/2029	5,020	6,199

Total Georgia		85,422

Hawaii — 0.5%

City & County Honolulu, Wastewater System Series 2019A, Rev., 4.00%, 7/1/2025	25	28

City & County of Honolulu

Series 2019D, GO, 5.00%, 8/1/2023	20	22

Series B, GO, 5.00%, 10/1/2027	8,695	10,292

Series C, GO, 5.00%, 10/1/2027	3,000	3,551

City and County of Honolulu, Tax-Exempt Series 2017D, GO, 5.00%, 9/1/2023	20	22

State of Hawaii

Series FE, GO, 5.00%, 10/1/2027	1,315	1,613

Series FG, GO, 5.00%, 10/1/2028	2,500	3,058

Series FW, GO, 5.00%, 1/1/2032	5,000	6,408

Total Hawaii		24,994

Idaho — 0.2%

Idaho Housing and Finance Association, Federal Highway Trust

Series A, Rev., GRAN, 5.00%, 7/15/2025	2,550	2,994

Series A, Rev., GRAN, 5.00%, 7/15/2026	4,800	5,813

Total Idaho		8,807

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	59

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — 5.6%

Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2031	305	362

Chicago O’Hare International Airport, General Airport, Senior Lien Series C, Rev., 5.00%, 1/1/2022	195	198

City of Altamont, Electric Ars Series 2019B, GO, 3.00%, 1/1/2024	35	37

City of Aurora Series 2015-C, GO, 3.00%, 12/30/2022	100	104

City of Chicago, Motor Fuel Tax Rev., 5.00%, 1/1/2022	20	20

City of Chicago, Pilsen Redevelopment Project Series 2014A, Rev., 5.00%, 6/1/2022	1,000	1,029

City of Chicago, Wastewater Transmission, Second Lien Rev., 5.00%, 1/1/2022	700	711

City of Chicago, Waterworks, Second Lien

Rev., 5.00%, 11/1/2021	1,500	1,512

Rev., 5.00%, 11/1/2022	600	633

Rev., 5.00%, 11/1/2027	1,000	1,137

Rev., 5.00%, 11/1/2030	500	563

City of Country Club Hills GO, 4.00%, 12/1/2021	40	40

City of Decatur GO, AGM, 5.00%, 3/1/2028	15	17

City of Rockford, Sales Tax

GO, 4.00%, 12/15/2027	255	299

GO, 4.00%, 12/15/2029	515	607

GO, 4.00%, 12/15/2030	360	421

City of Springfield, Electric System, Senior Lien

Rev., 5.00%, 3/1/2027	4,500	5,200

Rev., 5.00%, 3/1/2028	4,000	4,615

Rev., AGM, 3.50%, 3/1/2030	3,500	3,744

Cook County School District No. 111, Burbank GO, AGM, 4.00%, 12/1/2035	50	57

Cook County School District No. 122, Ridgeland, Capital Appreciation GO, AGM-CR, NATL-RE, Zero Coupon, 12/1/2021 (c)	5,000	4,998

Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2024	15	17

County of Cook, Sales Tax Rev., 5.00%, 11/15/2031	3,600	4,471

County of Du Page, Courthouse Project

GO, 5.00%, 1/1/2028	255	306

GO, 5.00%, 1/1/2029	730	875

County of Will GO, 4.00%, 11/15/2036	60	68

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Du Page Cook and Will Counties Community College District No. 502 GO, 5.00%, 6/1/2023	25	27

DuPage and Cook Counties Community Consolidated School District No. 181 Hinsdale

Rev., 5.00%, 12/1/2025	25	30

Series 2018A, GO, 4.00%, 1/15/2032	25	28

DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO, 5.00%, 10/1/2025	30	35

DuPage County High School District No. 87 Glenbard GO, 5.00%, 1/1/2028	25	29

Illinois Finance Authority, Advocate Health and Hospital Corp. Obligated Group

Series 2013A, Rev., 5.00%, 6/1/2023	20	22

Rev., 4.13%, 5/1/2025	5	6

Rev., 4.13%, 5/1/2025 (c)	5	6

Rev., 4.13%, 5/1/2045	30	32

Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2039	80	102

Illinois Finance Authority, DePaul University Rev., 5.00%, 10/1/2021	305	306

Illinois Finance Authority, Plymouth Place, Inc.

Series 2021A, Rev., 5.00%, 5/15/2032	140	173

Series 2021A, Rev., 5.00%, 5/15/2033	145	179

Series 2021A, Rev., 5.00%, 5/15/2034	300	368

Series 2021A, Rev., 5.00%, 5/15/2035	315	384

Series 2021A, Rev., 5.00%, 5/15/2036	325	395

Illinois Finance Authority, Riverside Health System Rev., 4.00%, 11/15/2030	45	51

Illinois Finance Authority, Rush University Medical Center Obligated Group Series 2015A, Rev., 5.00%, 11/15/2024	1,000	1,147

Illinois Finance Authority, Social Bonds-Learn Chapter School Project

Rev., 4.00%, 11/1/2026	75	86

Rev., 4.00%, 11/1/2027	75	87

Rev., 4.00%, 11/1/2028	120	141

Rev., 4.00%, 11/1/2029	120	143

Rev., 4.00%, 11/1/2030	130	156

Rev., 4.00%, 11/1/2031	130	157

Rev., 4.00%, 11/1/2041	375	439

Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2025	400	463

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2035	40	48

Illinois Sports Facilities Authority (The), State Tax

Rev., 5.00%, 6/15/2028	2,000	2,504

Rev., 5.00%, 6/15/2029	2,500	3,171

Rev., 5.00%, 6/15/2030	1,500	1,892

Illinois State Toll Highway Authority

Series 2019C, Rev., 5.00%, 1/1/2028	25	32

Series 2015B, Rev., 5.00%, 1/1/2029	35	42

Series 2019C, Rev., 5.00%, 1/1/2029	7,500	9,729

Series 2016B, Rev., 5.00%, 1/1/2030	30	36

Series 2019C, Rev., 5.00%, 1/1/2030	19,000	25,136

Series 2019C, Rev., 5.00%, 1/1/2031	11,050	14,442

Series 2016A, Rev., 5.00%, 12/1/2031	30	36

Kane Cook and DuPage Counties School District No. U-46 Elgin Series 2015D, GO, 5.00%, 1/1/2034	1,700	1,879

Kane County Community Unit School District No. 304 Geneva GO, 5.00%, 1/1/2029	20	25

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	78

Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	78

Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	48

Series 2020A, GO, AGM, 4.00%, 12/1/2030	75	89

Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	118

Series 2020A, GO, AGM, 4.00%, 12/1/2032	115	136

Series 2020A, GO, AGM, 4.00%, 12/1/2033	130	153

Series 2020A, GO, AGM, 4.00%, 12/1/2034	230	270

Series 2020A, GO, AGM, 4.00%, 12/1/2035	280	327

Series 2020A, GO, AGM, 4.00%, 12/1/2036	250	292

Lake County Community Consolidated School District No. 3 Beach Park

GO, AGM, 4.00%, 2/1/2030	730	871

GO, AGM, 4.00%, 2/1/2031	830	985

GO, AGM, 4.00%, 2/1/2032	535	632

GO, AGM, 4.00%, 2/1/2033	500	588

McHenry County Community Consolidated School District No. 47 Crystal Lake Rev., 4.00%, 2/1/2028	25	29

Northern Illinois University, Auxiliary Facilities System

Series 2020B, Rev., 5.00%, 4/1/2027	550	669

Series 2020B, Rev., 5.00%, 4/1/2028	650	808

Series 2020B, Rev., 5.00%, 4/1/2029	425	539

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Series 2020B, Rev., 5.00%, 4/1/2030	250	323

Series 2020B, Rev., 5.00%, 4/1/2032	650	830

Series 2020B, Rev., 5.00%, 4/1/2033	675	860

Series 2020B, Rev., 5.00%, 4/1/2034	475	603

Regional Transportation Authority Series 2002A, Rev., NATL-RE, 6.00%, 7/1/2029	55	74

Sales Tax Securitization Corp.

Series 2017A, Rev., 5.00%, 1/1/2027	90	110

Series C, Rev., 5.50%, 1/1/2030	18,250	23,970

Series C, Rev., 5.50%, 1/1/2031	26,360	34,422

Series C, Rev., 5.25%, 1/1/2034	22,520	28,747

Southwestern Illinois Development Authority, Flood Prevention District Council Project Rev., 5.00%, 4/15/2030	625	810

State of Illinois

GO, 5.00%, 5/1/2022	160	165

Series 2018A, GO, 5.00%, 10/1/2022	180	189

GO, 5.00%, 3/1/2023	10	10

GO, 5.00%, 5/1/2023	120	129

Series 2018A, GO, 4.00%, 5/1/2024	50	55

Series D, GO, 5.00%, 11/1/2024	15,715	17,911

GO, 5.00%, 1/1/2025	700	802

GO, 5.00%, 3/1/2025	5,600	5,730

GO, 5.00%, 8/1/2025	25	26

GO, 5.00%, 2/1/2026	4,900	5,792

GO, 5.00%, 3/1/2026	5,910	6,042

Series 2017D, GO, 5.00%, 11/1/2026	5,175	6,240

GO, 5.00%, 6/1/2027	25	30

GO, 5.00%, 1/1/2028	150	175

GO, 4.13%, 3/1/2028	30	31

GO, 4.50%, 2/1/2029	450	491

Series A, GO, 5.00%, 5/1/2030	35	43

GO, 4.13%, 11/1/2031	40	45

GO, 4.00%, 6/1/2032	100	111

Series 2021A, GO, 4.00%, 3/1/2038	2,250	2,637

GO, 5.00%, 2/1/2039	2,255	2,467

Series 2021A, GO, 4.00%, 3/1/2039	2,100	2,454

State of Illinois Sales Tax

Rev., 5.00%, 6/15/2023	40	43

Series D, Rev., 5.00%, 6/15/2024	40	46

Village of Bolingbrook Series 2014A, GO, AGM, 5.00%, 1/1/2032	150	172

Village of Bolingbrook, Capital Appreciation Series C, GO, NATL-RE, Zero Coupon, 1/1/2023	2,195	2,176

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	61

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1

Rev., AGM, 4.00%, 3/1/2026	620	706

Rev., AGM, 4.00%, 3/1/2027	375	436

Rev., AGM, 4.00%, 3/1/2028	1,000	1,172

Village of Westmont GO, 4.00%, 1/1/2027	45	53

Will County Community Unit School District No. 365-U Valley View, Limited School Bonds

GO, 4.00%, 1/1/2030	975	1,111

GO, 4.00%, 1/1/2033	1,000	1,135

GO, 3.00%, 7/1/2036	1,700	1,806

Will County Forest Preservation District, Limited Tax

GO, 5.00%, 12/15/2031	500	661

GO, 5.00%, 12/15/2032	500	659

GO, 5.00%, 12/15/2033	710	932

GO, 5.00%, 12/15/2034	915	1,197

Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College GO, 5.00%, 1/1/2026	40	48

Total Illinois		257,392

Indiana — 1.6%

Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2028	10	12

Carmel Redevelopment Authority, Option Income Tax Lease Rental Series 2014B, Rev., 5.00%, 7/1/2023	25	27

City of Evansville, Waterworks District Series 2014B, Rev., 5.00%, 1/1/2022 (c)	700	711

City of Fishers Series 2018C, GO, 5.00%, 1/1/2026	40	48

City of Franklin, Otterbeit Homes

Series B, Rev., 5.00%, 7/1/2025	1,500	1,750

Series B, Rev., 5.00%, 7/1/2027	500	616

Series B, Rev., 5.00%, 7/1/2030	670	859

Series B, Rev., 5.00%, 7/1/2032	735	933

Series B, Rev., 4.00%, 7/1/2034	805	945

Series B, Rev., 4.00%, 7/1/2035	685	804

City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	750	746

City of Greensburg, Sewage Works Rev., 3.00%, 5/1/2025	100	109

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (d)	4,560	4,782

City of Rockport, Indiana Michigan Power Co. Project Series A, Rev., 3.05%, 6/1/2025	11,600	12,731

East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 1/15/2038	25	30

Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project

Rev., 5.00%, 8/1/2024	1,095	1,217

Rev., 5.00%, 2/1/2025	500	555

Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 4.00%, 7/15/2033	245	282

Rev., 4.00%, 1/15/2035	550	627

Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage

Series B-2, Rev., 4.00%, 7/15/2023	5	5

Rev., 5.00%, 1/15/2026	30	36

Hobart Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2029	65	78

Huntington Countywide School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2035	35	44

Indiana Bond Bank, Hamilton County Projects

Series 2019B, Rev., Zero Coupon, 7/15/2024	220	217

Series 2019B, Rev., Zero Coupon, 1/15/2025	200	196

Series 2019B, Rev., Zero Coupon, 7/15/2025	450	439

Series 2019B, Rev., Zero Coupon, 1/15/2026	370	358

Series 2019B, Rev., Zero Coupon, 7/15/2026	370	356

Series 2019B, Rev., Zero Coupon, 1/15/2027	325	310

Series 2019B, Rev., Zero Coupon, 7/15/2027	320	302

Series 2019B, Rev., Zero Coupon, 1/15/2028	450	420

Series 2019B, Rev., Zero Coupon, 7/15/2028	450	416

Series 2019B, Rev., Zero Coupon, 1/15/2029	560	511

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

Series 2019B, Rev., Zero Coupon, 7/15/2029	735	663

Series 2019B, Rev., Zero Coupon, 1/15/2030	750	661

Series 2019B, Rev., Zero Coupon, 7/15/2030	740	640

Indiana Bond Bank, Special Program, Columbus Learning Center Project Series 2012C, Rev., 5.00%, 8/1/2022	20	21

Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project Series 2020A, Rev., 4.00%, 7/1/2030	110	123

Indiana Finance Authority, Educational Facilities, Valparaiso University

Rev., 5.00%, 10/1/2024	1,000	1,124

Rev., 5.00%, 10/1/2025	675	780

Rev., 4.00%, 10/1/2034	170	198

Rev., 4.00%, 10/1/2035	415	483

Indiana Finance Authority, First Lien Wastewater, CWA Authority Project

Series 2101A, Rev., 5.25%, 10/1/2021	1,000	1,004

Series 2016A, Rev., 5.00%, 10/1/2036	70	85

Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group

Series 2016B, Rev., 5.00%, 11/1/2026	10	12

Series 2017B, Rev., 5.00%, 11/1/2032	25	31

Indiana Finance Authority, Goshen Health

Series A, Rev., 5.00%, 11/1/2030	500	618

Series A, Rev., 5.00%, 11/1/2031	1,020	1,252

Series A, Rev., 5.00%, 11/1/2032	530	649

Series A, Rev., 5.00%, 11/1/2033	1,110	1,354

Series A, Rev., 5.00%, 11/1/2034	760	925

Series A, Rev., 5.00%, 11/1/2035	665	808

Series A, Rev., 4.00%, 11/1/2036	230	262

Series A, Rev., 4.00%, 11/1/2037	335	380

Series A, Rev., 4.00%, 11/1/2038	340	385

Series A, Rev., 4.00%, 11/1/2039	355	401

Indiana Finance Authority, Green Bonds

Series 2019A, Rev., 5.00%, 2/1/2033	30	39

Series 2019A, Rev., 5.00%, 2/1/2034	35	45

Indiana Finance Authority, Rose-Hulman Institute of Technology Project

Rev., 5.00%, 6/1/2028	200	250

Rev., 5.00%, 6/1/2030	110	143

Rev., 5.00%, 6/1/2032	70	90

Rev., 4.00%, 6/1/2034	120	143

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Indiana Finance Authority, State Revolving Fund Program

Series 2011A, Rev., 5.00%, 2/1/2022 (c)	5,205	5,310

Series C, Rev., 5.00%, 2/1/2023 (c)	3,000	3,206

Series 2017B, Rev., 5.00%, 2/1/2026	20	24

Series A, Rev., 5.00%, 2/1/2027	1,000	1,158

Series 2018A, Rev., 5.00%, 2/1/2035	100	125

Indiana Housing and Community Development Authority, Vita of Marion Project

Series 2021B, Rev., 4.00%, 4/1/2024	500	510

Series 2021A, Rev., 5.00%, 4/1/2031 (d)	665	701

Series 2021A, Rev., 5.25%, 4/1/2041 (d)	1,875	2,007

Indiana University Series A, Rev., 5.00%, 6/1/2022 (c)	1,000	1,037

Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project Series 2019A, Rev., 5.00%, 2/1/2032	225	289

Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project Series 2017C, Rev., 5.00%, 1/1/2035	195	241

Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 5.00%, 1/1/2024	1,250	1,331

Lawrence Township School Building Corp., Ad Valorem Property Tax

Rev., 5.00%, 1/15/2030	150	196

Rev., 5.00%, 7/15/2030	250	328

Rev., 5.00%, 1/15/2031	230	306

Michigan City School Building Corp., Ad Valorem Property Tax First Mortgage Series 2016A, Rev., 5.00%, 1/15/2025	4,925	5,569

MSD Warren Township Vision 2005 School Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 4.00%, 7/10/2032	25	30

North Adams Community Schools Renovation Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 5.00%, 7/15/2032	25	31

Northern Wells Multi-School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2035	50	57

Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Series 2012B, Rev., 5.00%, 7/15/2022	25	26

Plainfield High School Building Corp., Ad Valorem Property Tax First Mortgage Refunding

Rev., 5.00%, 7/15/2023	750	818

Rev., 5.00%, 7/15/2024	1,255	1,419

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	63

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

Series 2019A, Rev., 5.00%, 7/15/2028	30	38

Purdue University, Student Fee Series DD, Rev., 5.00%, 7/1/2026	1,000	1,219

Valparaiso Multi-Schools Building Corp., Unlimited AD Valorem Property Tax First Mortgage

Rev., 5.00%, 7/15/2022	30	31

Rev., 4.00%, 1/15/2024	50	55

Yorktown Redevelopment Authority, Ad Valorem Property Tax Lease Rev., 4.00%, 1/15/2026	35	40

Total Indiana		71,143

Iowa — 0.3%

City of Cedar Rapids, Sewer Series 2019C, Rev., 4.00%, 6/1/2031	25	29

City of Des Moines, Capital Loan Notes Series 2014E, GO, 5.00%, 6/1/2022	30	31

County of Linn

COP, 4.00%, 6/1/2030	490	572

COP, 4.00%, 6/1/2032	1,455	1,688

COP, 4.00%, 6/1/2033	1,615	1,870

COP, 4.00%, 6/1/2034	700	808

COP, 4.00%, 6/1/2035	575	663

Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project

Rev., 3.00%, 9/1/2022	315	318

Rev., 4.00%, 9/1/2025	115	122

Rev., 5.00%, 9/1/2026	85	94

Rev., 5.00%, 9/1/2028	200	226

Rev., 5.00%, 9/1/2030	110	124

Rev., 5.00%, 9/1/2031	100	112

Rev., 5.00%, 9/1/2036	440	487

Iowa Finance Authority, State Revolving Fund

Rev., 5.00%, 8/1/2026 (c)	5,220	6,379

Rev., 5.00%, 8/1/2027	30	35

Rev., 5.00%, 8/1/2031	30	39

Iowa Finance Authority, Unitypoint Health Series 2016E, Rev., 5.00%, 8/15/2023	435	475

State of Iowa, IJOBS Program, Special Obligation Series 2016A, Rev., 5.00%, 6/1/2023	35	38

State of Iowa, Special Obligation Rev., 5.00%, 6/15/2024	200	226

Waukee Community School District Series 2016B, GO, 5.00%, 6/1/2022	20	21

Total Iowa		14,357

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kansas — 0.6%

Butler County, Unified School District No. 385 Andover, School Building GO, 5.00%, 9/1/2027 (c)	790	997

City of Manhattan, Meadowlark Hills

Series 2021A, Rev., 4.00%, 6/1/2026	315	352

Series 2021A, Rev., 4.00%, 6/1/2027	330	374

Series 2021A, Rev., 4.00%, 6/1/2028	300	345

Series 2021A, Rev., 4.00%, 6/1/2036	500	577

Series 2021A, Rev., 4.00%, 6/1/2046	500	564

City of Wichita, Airport Bonds Series 2015A, GO, 4.00%, 12/1/2040	25	28

Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018-A, GO, 4.00%, 9/1/2033	2,965	3,473

Riley County Unified School District No. 383, Manhattan-Ogden

Series 2018A, GO, 5.00%, 9/1/2032	40	50

Series 2018A, GO, 5.00%, 9/1/2034	60	74

State of Kansas Department of Transportation

Series 2018A, Rev., 5.00%, 9/1/2023	20	22

Series 2015B, Rev., 5.00%, 9/1/2029	5,150	6,068

Series B, Rev., 5.00%, 9/1/2030	8,025	9,452

Series B, Rev., 5.00%, 9/1/2035	4,625	5,424

Wyandotte County Unified School District No. 203 Piper

Series A, GO, 5.00%, 9/1/2041	1,000	1,245

Series 2018A, GO, 5.00%, 9/1/2042	30	37

Total Kansas		29,082

Kentucky — 1.4%

City of Hazard, Appalachian Regional Healthcare, Inc.

Rev., 4.00%, 7/1/2035	1,300	1,570

Rev., 4.00%, 7/1/2037	1,000	1,200

Rev., 4.00%, 7/1/2038	1,040	1,244

County of Carroll, Kentucky Environmental Facilities

Series A, Rev., AMT, 2.00%, 2/1/2032	11,025	11,464

Series B, Rev., AMT, 2.13%, 10/1/2034	7,440	7,731

Jefferson County Capital Projects Corp. Series A, Rev., AGM, 4.25%, 6/1/2022	1,000	1,003

Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2028	2,885	3,582

Kentucky Economic Development Finance Authority, Commonspirit Health

Series A-1, Rev., 5.00%, 8/1/2031	1,250	1,600

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kentucky — continued

Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,277

Series A-1, Rev., 5.00%, 8/1/2035	500	633

Kentucky Economic Development Finance Authority, Owensboro Health, Inc.

Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,957

Series A, Rev., 5.00%, 6/1/2037	2,795	3,277

Kentucky Public Energy Authority, Gas Supply

Series A, Rev., 4.00%, 4/1/2024 (b)	6,450	7,019

Series 2019C, Rev., 4.00%, 2/1/2028 (b)	15,000	17,767

Kentucky State Property and Buildings Commission, Project No. 84 Rev., NATL-RE, 5.00%, 8/1/2022	1,175	1,228

Total Kentucky		62,552

Louisiana — 0.8%

City of Alexandria, Utilities Series 2013A, Rev., 5.00%, 5/1/2023 (c)	1,400	1,513

City of Shreveport, Water and Sewer Improvement Series 2016B, Rev., 5.00%, 12/1/2031	75	91

City of Shreveport, Water and Sewer, Junior Lien

Series 2018C, Rev., 5.00%, 12/1/2023	370	408

Series C, Rev., 5.00%, 12/1/2024	510	585

Series 2018C, Rev., 5.00%, 12/1/2025	835	990

Series 2018C, Rev., 5.00%, 12/1/2026	500	612

Series 2018C, Rev., 5.00%, 12/1/2028	400	513

Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	384

Series C, Rev., 5.00%, 12/1/2029	1,500	1,913

Series 2019B, Rev., AGM, 5.00%, 12/1/2030	500	638

Series 2019B, Rev., AGM, 5.00%, 12/1/2031	500	637

Series 2019B, Rev., AGM, 5.00%, 12/1/2032	445	567

Series 2019B, Rev., AGM, 4.00%, 12/1/2033	325	379

Louisiana Public Facilities Authority, Lincoln Preparatory School Project

Series 2021A, Rev., 5.00%, 6/1/2031 (d)	450	506

Series 2021A, Rev., 5.00%, 6/1/2041 (d)	525	578

Louisiana Public Facilities Authority, Mentorship Steam Academy Project

Series 2021A, Rev., 5.00%, 6/1/2036 (d)	385	424

Series 2021A, Rev., 5.00%, 6/1/2042 (d)	440	477

Series 2021A, Rev., 5.00%, 6/1/2051 (d)	705	756

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project

Rev., 5.00%, 5/15/2026	20	24

Rev., 5.00%, 5/15/2031	875	1,145

Rev., 5.00%, 5/15/2032	900	1,173

Rev., 5.00%, 5/15/2033	700	909

Rev., 5.00%, 5/15/2034	875	1,133

Louisiana Public Facilities Authority, Tulane University Project

Series 2016A, Rev., 5.00%, 12/15/2027	160	195

Series 2020A, Rev., 5.00%, 4/1/2032	150	195

Series 2020A, Rev., 5.00%, 4/1/2034	500	646

Louisiana State University, Agricultural and Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2036	75	79

State of Louisiana

Series 2012C, GO, 5.00%, 7/15/2022	15	16

Series 2019A, Rev., 5.00%, 9/1/2022	30	31

Series 2019A, GO, 5.00%, 3/1/2035	13,000	16,620

Series 2019A, GO, 5.00%, 3/1/2038	3,470	4,407

Total Louisiana		38,544

Maine — 0.1%

City of Portland GO, 5.00%, 4/1/2024	25	28

Maine Health and Higher Educational Facilities Authority, John F Murphy Homes, Inc. Series 2019B, Rev., 4.00%, 7/1/2036	25	29

Maine Health and Higher Educational Facilities Authority, Mainehealth

Series 2020A, Rev., 5.00%, 7/1/2033	1,000	1,310

Series 2020A, Rev., 5.00%, 7/1/2034	1,000	1,303

Series 2020A, Rev., 5.00%, 7/1/2035	500	650

Series 2020A, Rev., 4.00%, 7/1/2036	950	1,136

Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2034	660	818

Maine Municipal Bond Bank, Transcap Program Series 2015A, Rev., 5.00%, 9/1/2024	70	80

University of Maine System Rev., AGM, 4.00%, 3/1/2027	100	111

Total Maine		5,465

Maryland — 4.2%

City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,527

City of Baltimore, Wastewater Projects Series 2017A, Rev., 5.00%, 7/1/2041	13,845	16,833

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	65

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Maryland — continued

County of Anne Arundel, Consolidated General Improvements

GO, 5.00%, 10/1/2026	6,285	7,723

GO, 5.00%, 10/1/2027	6,000	7,587

GO, 5.00%, 10/1/2034	3,360	4,073

GO, 5.00%, 10/1/2035	2,395	2,905

GO, 5.00%, 10/1/2037	3,400	4,119

County of Anne Arundel, Consolidated Water and Sewer

GO, 5.00%, 10/1/2026	2,260	2,777

GO, 5.00%, 10/1/2027	2,260	2,858

GO, 5.00%, 10/1/2034	1,875	2,273

GO, 5.00%, 10/1/2035	1,925	2,335

County of Baltimore, Consolidated Public Improvement

GO, 5.00%, 8/1/2026	1,400	1,650

GO, 5.00%, 3/1/2028	4,930	6,303

GO, 5.00%, 3/1/2029	5,540	7,033

GO, 5.00%, 3/1/2030	6,335	8,006

County of Baltimore, Metropolitan District, 2019 Crossover GO, 5.00%, 11/1/2024	25	29

County of Baltimore, Metropolitan District, 80th Issue

GO, 5.00%, 3/1/2027	4,830	6,009

GO, 5.00%, 3/1/2029	5,500	6,982

GO, 5.00%, 3/1/2030	5,665	7,158

GO, 5.00%, 3/1/2031	6,125	7,724

County of Howard, Consolidated Public Improvement

Series 2018A, GO, 5.00%, 2/15/2027	5,435	6,752

Series A, GO, 5.00%, 2/15/2029	6,605	8,380

Series D, GO, 5.00%, 2/15/2030	4,780	6,040

Series 2017D, GO, 4.00%, 2/15/2032	40	48

County of Montgomery, Consolidated Public Improvement

Series 2017C, GO, 5.00%, 10/1/2026	5,000	6,144

Series A, GO, 5.00%, 11/1/2026	4,150	5,112

County of Montgomery, Department of Liquor Control Series 2019A, Rev., 5.00%, 4/1/2027	75	93

County of Prince George’s, Consolidated Public Improvement Series 2018A, GO, 5.00%, 7/15/2029	10	13

Maryland Economic Development Corp., Port Covington Project Rev., 4.00%, 9/1/2040	875	1,010

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued

Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue

Rev., 3.25%, 7/1/2039	175	193

Rev., 4.00%, 7/1/2040	215	254

Rev., 4.00%, 7/1/2045	800	932

Rev., 4.00%, 7/1/2050	1,295	1,495

Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue

Rev., 4.00%, 7/1/2035	1,000	1,121

Rev., 4.00%, 7/1/2036	1,000	1,120

Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,466

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 5.00%, 6/1/2029	150	192

Rev., 5.00%, 6/1/2031	175	231

Rev., 5.00%, 6/1/2033	200	262

Rev., 4.00%, 6/1/2034	350	421

Rev., 4.00%, 6/1/2035	475	570

Rev., 4.00%, 6/1/2037	445	530

Rev., 4.00%, 6/1/2039	465	551

Rev., 4.00%, 6/1/2040	250	295

State of Maryland Department of Transportation Rev., 5.00%, 10/1/2027	2,000	2,451

State of Maryland, State and Local Facilities Loan of 2017

Series 2017A, GO, 5.00%, 3/15/2024	40	45

Series A, GO, 5.00%, 3/15/2028	5,280	6,549

Series A, GO, 4.00%, 3/15/2030	22,225	26,228

Series A, GO, 5.00%, 3/15/2031	1,920	2,374

State of Maryland, State and Local Facilities Loan of 2018 Series A, GO, 5.00%, 3/15/2029	4,225	5,378

Washington Suburban Sanitary District, Consolidated Public Improvement

Rev., GTD, 4.00%, 6/1/2025	40	45

Rev., GTD, 5.00%, 6/1/2030	25	33

Total Maryland		193,232

Massachusetts — 3.3%

City of Westfield, Municipal Purpose Loan

GO, 5.00%, 10/15/2022	25	27

GO, 5.00%, 3/1/2024	20	22

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

City of Woburn GO, 5.00%, 7/15/2027	45	57

Commonwealth of Massachusetts

Series B, GO, 5.25%, 8/1/2023	10,000	10,980

Series 2006B, GO, AGM, 5.25%, 9/1/2023	15	17

Series 2016A, GO, 5.00%, 7/1/2026	45	55

Series 2018B, GO, 5.00%, 7/1/2026	45	55

Series 2019A, GO, 5.00%, 1/1/2027	25	31

Series 2017D, GO, 5.00%, 7/1/2027	45	56

Series A, GO, 5.00%, 7/1/2027	25	31

Series A, GO, 5.00%, 7/1/2036	3,535	4,122

Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program Series 2013A, Rev., GAN, 5.00%, 6/15/2022 (c)	20	21

Commonwealth of Massachusetts Transportation Fund Series 2016A, Rev., 5.00%, 6/1/2027	15	18

Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,964

Commonwealth of Massachusetts, Consolidated Loan of 2014 Series 7, GO, 5.00%, 7/1/2024	40	45

Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2029	9,460	10,740

Commonwealth of Massachusetts, Consolidated Loan of 2016

Series A, GO, 5.00%, 3/1/2031	2,250	2,514

Series A, GO, 5.00%, 3/1/2032	1,000	1,117

Series J, GO, 4.00%, 12/1/2039	13,125	15,143

Commonwealth of Massachusetts, Consolidated Loan of 2017

Series A, GO, 5.00%, 4/1/2032	9,145	11,279

Series 2017A, GO, 5.00%, 4/1/2033	10,000	12,342

Series 2017D, GO, 5.00%, 2/1/2036	40	49

Commonwealth of Massachusetts, Consolidated Loan of 2018

Series 2018B, GO, 5.00%, 1/1/2027	10,000	12,374

Series 2018A, GO, 5.00%, 1/1/2040	35	43

Commonwealth of Massachusetts, Consolidated Loan of 2020 Series 2020A, GO, 5.00%, 3/1/2023	20	21

Essex North Shore Agricultural and Technical School District, State Qualified School Bonds GO, 4.00%, 6/1/2043	35	39

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Massachusetts Bay Transportation Authority Assessment

Series A, Rev., 5.25%, 7/1/2025	2,250	2,677

Series A, Rev., 5.25%, 7/1/2027	10,530	13,389

Massachusetts Bay Transportation Authority, Sales Tax

Series 2014A, Rev., 5.00%, 7/1/2023	25	27

Series 2004A, Rev., 5.50%, 7/1/2024	25	29

Series B, Rev., NATL-RE, 5.50%, 7/1/2026	5	6

Series 2015A, Rev., 5.00%, 7/1/2027	25	29

Series 2017A-2, Rev., 5.00%, 7/1/2027	25	31

Series 2005A, Rev., 5.00%, 7/1/2028	25	32

Series A, Rev., 5.25%, 7/1/2029	5,000	6,672

Series A, Rev., 5.00%, 7/1/2031	1,255	1,721

Series A-1, Rev., 5.25%, 7/1/2033	5,000	7,233

Massachusetts Clean Water Trust (The), Revolving Funds

Series 21, Rev., 5.00%, 8/1/2031	110	140

Series 22, Rev., 5.00%, 8/1/2033	25	33

Massachusetts Development Finance Agency, Mass General Brigham Issue Series 2020A-2, Rev., 5.00%, 7/1/2029	75	98

Massachusetts Development Finance Agency, Milford Regional Medical Center

Series G, Rev., 5.00%, 7/15/2023 (d)	120	129

Series G, Rev., 5.00%, 7/15/2024 (d)	130	144

Series G, Rev., 5.00%, 7/15/2025 (d)	120	137

Series G, Rev., 5.00%, 7/15/2027 (d)	320	384

Series G, Rev., 5.00%, 7/15/2029 (d)	600	747

Series G, Rev., 5.00%, 7/15/2031 (d)	675	855

Series G, Rev., 5.00%, 7/15/2032 (d)	400	505

Massachusetts Development Finance Agency, Suffolk University Issue

Rev., 5.00%, 7/1/2029	440	563

Rev., 5.00%, 7/1/2030	720	916

Rev., 5.00%, 7/1/2031	620	782

Rev., 5.00%, 7/1/2032	770	969

Rev., 5.00%, 7/1/2033	800	1,002

Rev., 5.00%, 7/1/2034	550	687

Massachusetts Development Finance Agency, Wellforce Issue

Series 2020C, Rev., AGM, 5.00%, 10/1/2028	1,165	1,485

Series 2020C, Rev., AGM, 5.00%, 10/1/2029	665	866

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	67

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

Series 2020C, Rev., AGM, 5.00%, 10/1/2030	675	896

Series 2020C, Rev., AGM, 5.00%, 10/1/2031	635	839

Series 2020C, Rev., AGM, 5.00%, 10/1/2033	1,290	1,692

Series 2020C, Rev., AGM, 5.00%, 10/1/2034	1,175	1,536

Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,770	1,893

Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	4,070	4,845

Massachusetts School Building Authority, Dedicated Sales Tax Series 2015B, Rev., 5.00%, 1/15/2025	40	46

Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured

Series A, Rev., 5.00%, 1/1/2028	3,765	4,782

Series 2019C, Rev., 5.00%, 1/1/2035	40	51

Massachusetts Water Resources Authority

Series B, Rev., AGM, 5.25%, 8/1/2023	20	22

Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,566

Series C, Rev., 5.00%, 8/1/2030	55	69

Series B, Rev., AGM, 5.25%, 8/1/2036	20	31

Town of Longmeadow GO, 5.00%, 6/1/2025	25	29

Town of Middleborough, Municipal Purpose Loan GO, 4.00%, 10/1/2023	25	27

Town of South Hadley, Municipal Purpose Loan Series 2017A, GO, 4.00%, 6/15/2022	40	41

Town of Southwick, Municipal Purpose Loan GO, 5.00%, 12/15/2028	25	32

Town of Stoughton, Municipal Purpose Loan

GO, 5.00%, 10/15/2022	35	37

GO, 4.00%, 10/15/2038	50	59

University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2035	105	135

Total Massachusetts		150,078

Michigan — 1.1%

Bath Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2025	100	113

Bendle Public School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2035	40	45

Cadillac Area Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2041	45	56

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Caledonia Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2044	70	75

Charter Township of Meridian, Unlimited Tax GO, 5.00%, 10/1/2023	30	33

City of Grand Rapids, Sanitary Sewer System

Series A, Rev., AGM-CR, BHAC-CR, FGIC, 5.50%, 1/1/2022	1,115	1,135

Rev., 5.00%, 1/1/2026	25	30

Rev., 5.00%, 1/1/2027	400	479

Rev., 5.00%, 1/1/2028	325	388

Rev., 5.00%, 1/1/2029	350	417

Rev., 5.00%, 1/1/2032	750	890

Rev., 5.00%, 1/1/2033	1,400	1,661

Rev., 5.00%, 1/1/2036	185	238

Rev., 4.00%, 1/1/2037	500	598

Rev., 5.00%, 1/1/2038	35	43

City of Troy, Limited Tax GO, 5.25%, 11/1/2021 (c)	1,005	1,014

County of Genesee, Water Supply System GO, 5.00%, 2/1/2024	90	100

Dansville Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2039	25	28

Forest Hills Public Schools, Unlimited Tax GO, 5.00%, 5/1/2023	20	22

Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project

Rev., 4.00%, 5/15/2027	2,645	3,010

Rev., 5.00%, 5/15/2037	4,575	5,414

Grand Rapids Public Schools, Unlimited Tax

GO, AGM, 5.00%, 11/1/2030	1,350	1,728

GO, AGM, 5.00%, 11/1/2032	1,500	1,910

GO, AGM, 5.00%, 11/1/2034	1,045	1,324

GO, AGM, 5.00%, 11/1/2035	1,500	1,896

Grosse Pointe Public School System GO, 5.00%, 5/1/2035	45	58

Hartford Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2037	35	39

Holland School District GO, AGM, 4.00%, 5/1/2035	25	27

Holt Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	45	57

Hudsonville Public Schools, Unlimited Tax Series 2020-I, GO, Q-SBLF, 5.00%, 5/1/2031	25	33

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

Huron School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2044	35	43

Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project

Rev., 2.63%, 5/15/2025	1,150	1,153

Rev., 2.88%, 5/15/2026	1,545	1,559

Lakeview School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	90	93

Lansing Community College, Building and Site

GO, 5.00%, 5/1/2029	60	76

GO, 5.00%, 5/1/2030	600	753

GO, 5.00%, 5/1/2032	635	792

Lapeer Community Schools GO, Q-SBLF, 5.00%, 5/1/2024	15	17

Lawrence Public Schools GO, Q-SBLF, 4.00%, 5/1/2026	30	33

Macomb Interceptor Drain Drainage District, Limited Tax GTD, 5.00%, 5/1/2028	85	108

Michigan Finance Authority, Aqunias College Project Rev., 4.00%, 5/1/2031	540	568

Michigan Finance Authority, Henry Ford Health System

Rev., 5.00%, 11/15/2023	510	563

Rev., 4.00%, 11/15/2035	1,900	2,154

Michigan Finance Authority, Kettering University Project Rev., 4.00%, 9/1/2045	500	569

Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System Local Project Series 2014D-4, Rev., 5.00%, 7/1/2034	50	56

Michigan Finance Authority, Trinity Health Credit Group

Rev., 5.00%, 12/1/2021 (c)	1,000	1,012

Series 2017MI, Rev., 5.00%, 12/1/2027	50	62

Series 2017A-MI, Rev., 5.00%, 12/1/2029	125	157

Series 2017A-MI, Rev., 5.00%, 12/1/2035	130	162

Series 2016MI, Rev., 5.25%, 12/1/2041	475	567

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	50	58

Michigan Strategic Fund, Community Colleges Skilled Trades Equipment Program Rev., 5.00%, 3/1/2025	315	364

Michigan Strategic Fund, Holland Home Obligated Group

Rev., 4.00%, 11/15/2022	185	192

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Rev., 4.00%, 11/15/2023	185	197

Rev., 4.00%, 11/15/2024	585	639

Rev., 5.00%, 11/15/2029	1,700	2,027

Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2037	2,360	2,793

North Branch Area Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	20	22

Novi Community School District, School Building and Site, Unlimited Tax Series 2020-I, GO, 5.00%, 5/1/2030	30	40

Ottawa County Board of County Road Commissioners, Michigan Transportation Fund Notes Rev., 5.00%, 8/1/2025	25	29

Plymouth-Canton Community School District Series 2015B, GO, AGM, 4.00%, 5/1/2035	50	57

Roseville Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	32

South Lyon Community Schools, School Building and Site GO, 4.00%, 5/1/2038	25	28

State of Michigan, Environmental Program

Series 2016A, GO, 5.00%, 12/1/2023	20	22

Series A, GO, 5.00%, 12/1/2028	4,300	4,947

State of Michigan, Trunk Line Fund Rev., 5.00%, 11/15/2021	4,980	5,029

University of Michigan

Rev., 5.00%, 4/1/2028	25	30

Series 2019A, Rev., 5.00%, 4/1/2029	25	33

Rev., 5.00%, 4/1/2031	15	18

Rev., 5.00%, 4/1/2033	2,190	2,604

Utica Community Schools, School Building and Site Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	32

Warren Consolidated Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2034	25	30

Waterford School District GO, Q-SBLF, 4.00%, 5/1/2032	40	46

Total Michigan		52,627

Minnesota — 0.5%

Circle Pines Independent School District No. 12 Series 2015A, GO, Zero Coupon, 2/1/2023	800	798

City of Brainerd Series 2016A, GO, 5.00%, 10/1/2024	10	11

City of Brooklyn Park Series 2018A, GO, 5.00%, 2/1/2026	1,005	1,205

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	69

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Minnesota — continued

City of Hastings Series 2019A, GO, 5.00%, 2/1/2030	70	88

City of Minneapolis, Health Care System, Fairview Health Services

Series A, Rev., 4.00%, 11/15/2037	6,230	7,174

Series A, Rev., 4.00%, 11/15/2038	750	864

Series 2018A, Rev., 4.00%, 11/15/2048	2,000	2,276

Series A, Rev., 5.00%, 11/15/2049	1,000	1,223

City of New Hope, Capital Improvement Plan Series 2017A, GO, 5.00%, 2/1/2026	10	12

City of Savage Series 2019A, GO, 4.00%, 2/1/2029	25	29

City of Woodbury, Charter School Lease

Rev., 3.00%, 12/1/2030	250	266

Series 2021A, Rev., 4.00%, 7/1/2031	355	402

Rev., 4.00%, 12/1/2040	200	220

Series 2021A, Rev., 4.00%, 7/1/2041	445	493

Clearbrook-Gonvick Independent School District No. 2311 Series 2019A, GO, 5.00%, 2/1/2024	120	134

County of Douglas, Law Enforcement Center Series 2019B, GO, 5.00%, 2/1/2028	5	6

Duluth Economic Development Authority, Benedictine Health System

Series 2021A, Rev., 4.00%, 7/1/2031	800	892

Series 2021A, Rev., 4.00%, 7/1/2036	1,500	1,656

Series 2021A, Rev., 4.00%, 7/1/2041	930	1,019

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2023	190	201

Series 2019B, COP, 5.00%, 2/1/2024	215	238

Series 2019B, COP, 5.00%, 2/1/2025	190	217

Series 2019B, COP, 5.00%, 2/1/2026	200	235

Series 2019B, COP, 5.00%, 2/1/2027	185	223

Series 2019B, COP, 5.00%, 2/1/2028	175	216

Hutchinson Independent School District No. 423 Series 2016A, GO, 5.00%, 2/1/2026	10	12

Itasca County Independent School District No. 318, School Building, Minnesota School District Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2030	1,400	1,699

Lakeville Independent School District No. 194 Series 2020B, COP, 4.00%, 4/1/2026	140	162

Mahnomen Independent School District No. 432 Series A, GO, 2.00%, 2/1/2029	25	26

Minneapolis-St. Paul Metropolitan Airports Commission

Series 2019C, Rev., 5.00%, 1/1/2026	100	119

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued

Series A, Rev., 5.00%, 1/1/2026	25	30

Series A, Rev., 5.00%, 1/1/2027	85	105

Series A, Rev., 5.00%, 1/1/2032	35	42

Series 2019A, Rev., 5.00%, 1/1/2034	50	64

Minnesota Higher Education Facilities Authority, Carleton College Rev., 5.00%, 3/1/2027	725	892

Minnesota Municipal Power Agency Series 2014A, Rev., 5.00%, 10/1/2024	10	11

State of Minnesota, Various Purpose

Series 2017A, GO, 5.00%, 10/1/2029	65	82

Series 2019A, GO, 5.00%, 8/1/2035	30	39

Total Minnesota		23,381

Mississippi — 1.1%

City of Tupelo

GO, 4.00%, 12/1/2024	165	185

GO, 4.00%, 12/1/2025	150	173

GO, 4.00%, 12/1/2027	475	571

GO, 4.00%, 12/1/2030	545	663

Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Rev., 5.00%, 8/1/2025	35	41

Mississippi Development Bank, Department of Transportation Special Obligation, Industrial Development Authority Series 2015A, Rev., 5.00%, 1/1/2026	35	40

Mississippi Development Bank, Northwest Mississippi Community College Improvement Project

Rev., 4.00%, 3/1/2033	205	243

Rev., 4.00%, 3/1/2034	230	272

Rev., 4.00%, 3/1/2036	500	588

Rev., 4.00%, 3/1/2037	730	857

Mississippi Development Bank, Public Improvement Rev., 4.00%, 3/1/2025	100	112

Mississippi Development Bank, Rankin County Bond Project Rev., 5.00%, 3/1/2023	30	32

Mississippi Development Bank, Rankin County School District Project Rev., 3.50%, 6/1/2042	450	489

Mississippi Development Bank, Rankin County, Mississippi General Obligation Bond Project Rev., 5.00%, 8/1/2034	350	449

Mississippi State University Educational Building Corp., University Facilities Refinancing Series 2017A, Rev., 5.00%, 8/1/2028	25	31

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — continued

Oxford School District GO, 4.00%, 5/1/2022	10	10

State of Mississippi

Series A, GO, 5.00%, 11/1/2030	1,250	1,526

Series A, GO, 5.00%, 11/1/2031	2,750	3,357

Series 2019B, GO, 5.00%, 10/1/2033	30	39

Series A, GO, 5.00%, 11/1/2034	7,595	9,244

Series A, GO, 4.00%, 11/1/2036	5,030	5,805

Series A, GO, 4.00%, 11/1/2038	21,155	24,341

State of Mississippi, Gaming Tax

Series 2019A, Rev., 5.00%, 10/15/2025	1,005	1,184

Series 2019A, Rev., 5.00%, 10/15/2026	1,500	1,822

Total Mississippi		52,074

Missouri — 1.6%

City of Gladstone Series A, COP, 3.00%, 12/1/2025	5	5

City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	90	104

Columbia School District GO, 4.00%, 3/1/2030	1,595	1,862

County of Jackson, Special Obligation Rev., 4.00%, 12/1/2023	25	27

Fort Zumwalt School District, Missouri Direct Deposit Program GO, 5.00%, 3/1/2036	40	48

Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	210	263

Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group

Series 2019A, Rev., 5.00%, 11/15/2032	135	172

Series 2019A, Rev., 5.00%, 11/15/2038	250	314

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2029	550	623

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,117

Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2027	100	124

Health and Educational Facilities Authority of the State of Missouri, SSM Health System Series 2014A, Rev., 4.00%, 6/1/2023	100	107

Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc.

Rev., 5.00%, 11/15/2034	1,000	1,311

Rev., 5.00%, 11/15/2035	1,350	1,766

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued

Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital

Rev., 5.00%, 9/1/2022	540	561

Rev., 5.00%, 9/1/2024	300	334

Rev., 5.00%, 9/1/2025	315	362

Rev., 5.00%, 9/1/2026	620	730

Rev., 5.00%, 9/1/2029	1,420	1,772

Jefferson City School District, Missouri Direct Deposit Program GO, 5.00%, 3/1/2025	35	41

Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project

Series 2019B, Rev., AMT, 5.00%, 3/1/2032	1,250	1,577

Series 2019B, Rev., AMT, 5.00%, 3/1/2033	2,250	2,831

Series 2019C, Rev., 5.00%, 3/1/2033	2,485	3,158

Metropolitan St. Louis Sewer District, Wastewater System Improvement

Series 2017A, Rev., 5.00%, 5/1/2029	6,765	8,411

Series 2015B, Rev., 5.00%, 5/1/2031	530	616

Series B, Rev., 5.00%, 5/1/2032	1,900	2,208

Series B, Rev., 5.00%, 5/1/2033	4,430	5,143

Series B, Rev., 5.00%, 5/1/2034	2,000	2,320

Series B, Rev., 5.00%, 5/1/2035	2,125	2,462

Missouri Highway and Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	25,750	31,150

Missouri State Board of Public Buildings Series 2018A, Rev., 5.00%, 4/1/2027	25	30

Pattonville-Bridgeton Terrace Fire Protection District GO, 4.00%, 11/1/2025	25	29

St. Charles County Public Water Supply District No. 2 COP, 5.00%, 12/1/2026	15	18

Total Missouri		71,596

Montana — 0.6%

City of Missoula, Water System

Series 2019A, Rev., 5.00%, 7/1/2026	300	364

Series 2019A, Rev., 5.00%, 7/1/2027	535	666

Series 2019A, Rev., 5.00%, 7/1/2028	480	612

Series 2019A, Rev., 5.00%, 7/1/2029	1,000	1,270

Series 2019A, Rev., 5.00%, 7/1/2030	690	871

Series 2019A, Rev., 5.00%, 7/1/2031	870	1,097

Series 2019A, Rev., 5.00%, 7/1/2032	720	907

Series 2019A, Rev., 5.00%, 7/1/2033	565	710

Series 2019A, Rev., 5.00%, 7/1/2034	545	683

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	71

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Montana — continued

Series 2019A, Rev., 5.00%, 7/1/2035	550	688

Series 2019A, Rev., 5.00%, 7/1/2036	800	998

Series 2019A, Rev., 5.00%, 7/1/2038	850	1,055

Series 2019A, Rev., 5.00%, 7/1/2039	840	1,041

Series 2019A, Rev., 4.00%, 7/1/2044	3,500	4,076

Gallatin County School District No. 44 Belgrade, School Building

GO, 5.00%, 6/1/2027	205	254

GO, 5.00%, 6/1/2028	250	316

GO, 4.00%, 6/1/2029	290	352

GO, 4.00%, 6/1/2030	230	277

GO, 4.00%, 6/1/2031	370	442

GO, 4.00%, 6/1/2032	255	303

GO, 4.00%, 6/1/2033	155	183

GO, 4.00%, 6/1/2034	175	206

GO, 4.00%, 6/1/2035	270	317

GO, 4.00%, 6/1/2036	300	350

GO, 4.00%, 6/1/2037	410	477

GO, 4.00%, 6/1/2038	375	436

GO, 4.00%, 6/1/2039	385	446

Montana Facility Finance Authority, SCL Health System

Series A, Rev., 4.00%, 1/1/2035	4,000	4,814

Series A, Rev., 4.00%, 1/1/2036	3,000	3,596

Series A, Rev., 4.00%, 1/1/2038	960	1,145

Montana State Board of Regents, University of Montana Series 2019B, Rev., 5.00%, 11/15/2028	55	71

Total Montana		29,023

Nebraska — 1.4%

Central Plains Energy Project, Gas Project No. 3

Rev., 5.25%, 9/1/2022	100	105

Series 2017A, Rev., 5.00%, 9/1/2042	1,500	2,220

Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (b)	9,000	9,905

City of Columbus, Combined Utilities System Rev., 5.00%, 6/15/2027	145	180

City of Lincoln, Electric System

Series 2020A, Rev., 5.00%, 9/1/2025	40	47

Series 2020A, Rev., 5.00%, 9/1/2033	30	40

City of Lincoln, Water Rev., 5.00%, 8/15/2028	105	135

City of Omaha, Sanitary Sewerage System Rev., 5.00%, 11/15/2031	1,825	2,091

City of Omaha, Various Purpose GO, 4.00%, 4/15/2034	75	90

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued

County of Cherry, Limited Tax GO, 3.00%, 12/15/2023	15	16

Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group

Series 2020A, Rev., 5.00%, 11/15/2024	100	114

Series 2020A, Rev., 5.00%, 11/15/2025	175	207

Series 2020A, Rev., 5.00%, 11/15/2026	400	487

Series 2020A, Rev., 5.00%, 11/15/2027	400	500

Series 2020A, Rev., 5.00%, 11/15/2028	500	638

Series 2020A, Rev., 5.00%, 11/15/2029	285	370

Series 2020A, Rev., 5.00%, 11/15/2030	225	296

Series 2020A, Rev., 5.00%, 11/15/2031	275	359

Series 2020A, Rev., 5.00%, 11/15/2033	625	810

Series 2020A, Rev., 5.00%, 11/15/2034	600	776

Series 2020A, Rev., 4.00%, 11/15/2035	550	663

Series 2020A, Rev., 4.00%, 11/15/2036	425	511

Series 2020A, Rev., 4.00%, 11/15/2037	525	630

Series 2020A, Rev., 4.00%, 11/15/2038	600	718

Series 2020A, Rev., 4.00%, 11/15/2039	600	716

Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine

Rev., 5.00%, 5/15/2023	75	81

Rev., 5.00%, 5/15/2031	25	30

Douglas County School District, Elkhorn Public Schools

GO, 5.00%, 12/15/2025	160	192

GO, 5.00%, 12/15/2026	400	495

GO, 5.00%, 12/15/2027	175	222

GO, 5.00%, 12/15/2028	180	233

GO, 5.00%, 12/15/2029	250	331

GO, 5.00%, 12/15/2030	450	597

GO, 5.00%, 12/15/2031	325	428

GO, 4.00%, 12/15/2032	165	201

GO, 4.00%, 12/15/2033	185	225

GO, 4.00%, 12/15/2034	350	424

GO, 4.00%, 12/15/2035	350	422

Douglas County, Omaha School District No. 001

GO, 4.00%, 12/15/2041	10,000	11,636

GO, 4.00%, 12/15/2042	10,000	11,609

Lancaster County School District No. 1, Lincoln Public Schools GO, 5.00%, 1/15/2026	1,675	2,005

Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group

Series 2019A, Rev., 4.00%, 1/1/2033	150	171

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Nebraska — continued

Series 2019A, Rev., 4.00%, 1/1/2035	1,000	1,137

Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,420

Series 2019A, Rev., 4.00%, 1/1/2038	1,300	1,472

Omaha Public Facilities Corp., Omaha Baseball Stadium Project Series 2016A, Rev., 5.00%, 6/1/2023	25	27

Omaha Public Power District, Electric System

Series 2019A, Rev., 5.00%, 2/1/2031	35	45

Series 2017A, Rev., 5.00%, 2/1/2035	1,250	1,553

Series A, Rev., 5.00%, 2/1/2036	1,750	2,170

Series A, Rev., 5.00%, 2/1/2037	2,000	2,476

Public Power Generation Agency, Whelan Energy Center Unit 2 Series A, Rev., 5.00%, 1/1/2034	500	597

Total Nebraska		62,823

Nevada — 0.7%

Clark County School District, Limited Tax Series A, GO, 5.00%, 6/15/2026	2,080	2,513

County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	110	134

County of Clark, Flood Control Crossover, Limited Tax GO, 5.00%, 11/1/2024	200	230

County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax Series 2015A, GO, 4.00%, 7/1/2033	75	84

County of Clark, Limited Tax Series B, GO, 5.00%, 11/1/2027	15,030	18,446

County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility

Series 2017B, Rev., AMT, 5.00%, 7/1/2024	200	226

Series 2015C, Rev., 5.00%, 7/1/2027	195	244

County of Clark, Stadium Improvement, Limited Tax

Series A, GO, 5.00%, 6/1/2026	1,985	2,405

Series A, GO, 5.00%, 6/1/2027	1,225	1,529

Series A, GO, 5.00%, 6/1/2028	1,165	1,488

Series A, GO, 5.00%, 6/1/2030	4,030	5,078

County of Clark, Transportation Improvement, Limited Tax Series 2018B, GO, 5.00%, 12/1/2024	40	46

County of Washoe, Fuel Tax

Rev., 5.00%, 2/1/2036	80	101

Rev., 5.00%, 2/1/2042	150	186

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — continued

Las Vegas Valley Water District

Series C, GO, 5.00%, 9/15/2023	30	33

Series B, GO, 5.00%, 12/1/2023	45	50

Series 2019A, GO, 5.00%, 6/1/2030	40	52

State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Rev., 5.00%, 12/1/2031	25	31

State of Nevada, Limited Tax Series 2015D, GO, 5.00%, 4/1/2023	25	27

Washoe County School District, Limited Tax, School Improvement Series 2020A, GO, 4.00%, 10/1/2035	45	54

Total Nevada		32,957

New Hampshire — 0.0% (e)

New Hampshire Municipal Bond Bank Series 2017B, Rev., 5.00%, 8/15/2023	20	22

New Jersey — 4.1%

Atlantic City Board of Education GO, AGM, 4.00%, 4/1/2023	50	53

Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project

Series 2021A, Rev., AGM, 5.00%, 7/1/2032	100	133

Series 2021A, Rev., AGM, 5.00%, 7/1/2034	60	80

Series 2021A, Rev., AGM, 5.00%, 7/1/2035	75	99

Bergen County Improvement Authority (The), Guaranteed Governmental Loan Rev., GTD, 5.00%, 8/15/2034	50	63

Burlington County Bridge Commission, Governmental Leasing Program Rev., 5.00%, 4/15/2030	950	1,197

City of Jersey, General Improvement Series 2017A, GO, 5.00%, 11/1/2026	85	104

County of Middlesex, Redevelopment General Improvement GO, 4.00%, 1/15/2024	25	27

County of Ocean, General Improvement GO, 4.00%, 9/1/2023	75	81

Freehold Township Board of Education GO, 4.00%, 7/15/2025	85	96

Monmouth County Improvement Authority (The), Governmental Pooled Loan Project

Rev., GTD, 5.00%, 12/1/2021	20	20

Rev., GTD, 4.00%, 12/1/2024	35	40

Series 2019A, Rev., 4.00%, 8/1/2035	25	30

Monroe Township Commissioners Fire District No. 3 GO, 5.00%, 10/15/2022	25	26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	73

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

New Jersey Economic Development Authority, Motor Vehicle Surcharge Series 2017A, Rev., 4.00%, 7/1/2034	200	226

New Jersey Economic Development Authority, School Facilities Construction

Series LLL, Rev., 5.00%, 6/15/2028	2,750	3,470

Series LLL, Rev., 5.00%, 6/15/2029	1,970	2,527

Rev., 5.00%, 6/15/2033	300	392

Rev., 4.00%, 6/15/2034	500	600

Series 2019-LLL, Rev., 5.00%, 6/15/2034	1,000	1,275

Rev., 4.00%, 6/15/2035	400	479

Rev., 4.00%, 6/15/2036	575	686

Rev., 4.00%, 6/15/2037	640	760

Series EEE, Rev., 5.00%, 6/15/2043	2,000	2,467

New Jersey Economic Development Authority, Transit Transportation Project

Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,751

Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,783

New Jersey Educational Facilities Authority, Princeton University Series 2017 I, Rev., 5.00%, 7/1/2031	40	50

New Jersey Educational Facilities Authority, Stevens Institute of Technology

Series 2020A, Rev., 5.00%, 7/1/2032	420	540

Series 2020A, Rev., 5.00%, 7/1/2033	330	423

Series 2020A, Rev., 5.00%, 7/1/2034	265	339

Series 2020A, Rev., 5.00%, 7/1/2035	570	727

Series 2020A, Rev., 5.00%, 7/1/2036	1,095	1,393

New Jersey Transportation Trust Fund Authority

Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,518

Series 2020AA, Rev., 4.00%, 6/15/2035	870	1,041

Series 2020AA, Rev., 4.00%, 6/15/2036	2,000	2,385

Series 2020AA, Rev., 4.00%, 6/15/2037	3,000	3,563

Series 2020AA, Rev., 4.00%, 6/15/2038	1,000	1,184

Series 2020AA, Rev., 4.00%, 6/15/2045	5,000	5,808

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A, Rev., 5.00%, 6/15/2024	10,880	12,272

Series A, Rev., 5.00%, 6/15/2029	10,000	11,918

Series 2018A, Rev., 5.00%, 6/15/2030	6,850	8,143

Series A, Rev., 5.00%, 6/15/2031	5,000	5,925

New Jersey Transportation Trust Fund Authority, Transportation Program Series 2013AA, Rev., 5.00%, 6/15/2036	5,000	5,384

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

New Jersey Transportation Trust Fund Authority, Transportation System

Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,000	5,321

Series 2012A, Rev., 5.00%, 6/15/2042	500	519

Passaic Valley Water Commission, Water Supply System Rev., AGM, 5.00%, 12/15/2021	25	25

Rutgers The State University of New Jersey Series 2016M, Rev., 5.00%, 5/1/2030	100	119

State of New Jersey, Covid-19 Emergency Bonds GO, 4.00%, 6/1/2032	38,140	48,076

State of New Jersey, COVID-19 Emergency Bonds GO, 4.00%, 6/1/2031	19,000	23,732

Tobacco Settlement Financing Corp.

Series A, Rev., 5.00%, 6/1/2023	3,000	3,245

Series A, Rev., 5.00%, 6/1/2024	3,645	4,106

Series A, Rev., 5.00%, 6/1/2025	3,500	4,090

Series A, Rev., 5.00%, 6/1/2026	3,500	4,224

Series A, Rev., 5.00%, 6/1/2028	3,000	3,821

Series A, Rev., 5.00%, 6/1/2029	4,500	5,695

Series A, Rev., 4.00%, 6/1/2037	1,000	1,167

Township of Harrison GO, 4.00%, 8/1/2023	25	27

Township of Hazlet GO, 4.00%, 8/1/2023	25	27

Township of Montclair, General Improvement Series 2017A, GO, 4.00%, 3/1/2024	35	38

Township of Moorestown, General Improvement and Water Sewer Utility GO, 5.00%, 2/1/2028	30	38

Township of Mount Laurel GO, 4.00%, 4/15/2023	25	27

Total New Jersey		188,375

New Mexico — 0.2%

Albuquerque Municipal School District No. 12, School Building

GO, 5.00%, 8/1/2030	800	1,012

GO, 5.00%, 8/1/2031	850	1,074

GO, 5.00%, 8/1/2032	1,050	1,323

GO, 5.00%, 8/1/2033	1,385	1,741

GO, 5.00%, 8/1/2035	1,980	2,479

Baltimore County, Gross Receipts Tax Series B, Rev., NATL-RE-IBC, 5.70%, 4/1/2027	960	1,122

Central New Mexico Community College, Limited Tax GO, 5.00%, 8/15/2022	40	42

City of Santa Fe, Senior Lien, Gross Receipts Tax Series 2018A, Rev., 5.00%, 6/1/2032	30	38

City of Santa Fe, Wastewater Utility System Rev., 5.00%, 6/1/2024	45	51

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Mexico — continued

City of Santa Fe, Water Utility System Rev., 4.00%, 6/1/2031	50	57

New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt

Series 2019C-1, Rev., 5.00%, 6/15/2029	100	131

Series 2019C-1, Rev., 4.00%, 6/15/2035	25	30

State of New Mexico, Severance Tax Permanent Fund Series 2017A, Rev., 5.00%, 7/1/2024	180	204

University of New Mexico (The), Subordinate Lien System Series 2014C, Rev., 5.00%, 6/1/2024 (c)	50	57

Total New Mexico		9,361

New York — 12.0%

Battery Park City Authority, Tax-Exempt Series 2013A, Rev., 5.00%, 11/1/2021	35	35

Bedford Central School District, Boces Project GO, 4.00%, 7/1/2032	45	56

Buffalo and Erie County Industrial Land Development Corp., D’youville College Project

Rev., 4.00%, 11/1/2035	515	607

Rev., 4.00%, 11/1/2040	1,035	1,202

Build NYC Resource Corp., New World Preparatory Charter School Project

Series 2021A, Rev., 4.00%, 6/15/2041	240	268

Series 2021A, Rev., 4.00%, 6/15/2051	320	350

City of New York Series B, GO, 4.00%, 8/1/2022	25	26

City of New York, Fiscal Year 2006 Series H, Subseries 2006H-A, GO, 4.00%, 1/1/2023	20	21

City of New York, Fiscal Year 2013

Series 2013J, GO, 5.00%, 8/1/2022	95	99

Series 2013J, GO, 5.00%, 8/1/2023	55	60

City of New York, Fiscal Year 2014 Series G, GO, 5.00%, 8/1/2025	9,520	10,619

City of New York, Fiscal Year 2015 Series 1, GO, 5.00%, 8/1/2023	20	22

City of New York, Fiscal Year 2016

Series A, GO, 5.00%, 8/1/2023	20	22

Series C, GO, 5.00%, 8/1/2023	50	55

Series E, GO, 5.00%, 8/1/2023	75	81

Series C, GO, 4.00%, 8/1/2025	20	23

City of New York, Fiscal Year 2017

Series 2017B-1, GO, 5.00%, 12/1/2022	30	32

Series C, GO, 5.00%, 8/1/2023	310	340

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

City of New York, Fiscal Year 2018

Series C, GO, 5.00%, 8/1/2022	95	99

Series A, GO, 4.00%, 8/1/2023	50	54

Series C, GO, 5.00%, 8/1/2024	20	23

Series A, GO, 5.00%, 8/1/2027	35	44

City of New York, Fiscal Year 2019 Series 2019A, GO, 5.00%, 8/1/2024	20	23

City of New York, Fiscal Year 2020

Series B, Subseries B-1, GO, 5.00%, 10/1/2033	25	32

Series B, Subseries B-1, GO, 5.00%, 10/1/2039	90	115

County of Albany, Various Purpose GO, 5.00%, 4/1/2022	40	41

County of Monroe, Public Improvement GO, AGM, 5.00%, 6/1/2024	25	28

County of Suffolk

Series 2015B, GO, AGM, 5.00%, 10/1/2023	50	55

Series 2015C, GO, 5.00%, 5/1/2025	10	11

Series 2017D, GO, 5.00%, 10/15/2026	105	127

County of Westchester

Series 2016A, GO, 5.00%, 1/1/2022	15	15

Series 2019F, GO, 5.00%, 12/15/2025	30	36

Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured Series 2017D, Rev., 5.00%, 9/1/2038	25	31

Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project

Series 2016A, Rev., 5.00%, 5/1/2022	35	36

Series 2013A, Rev., 5.00%, 5/1/2024	25	27

Series 2013A, Rev., 5.00%, 5/1/2027	65	70

Hauppauge Union Free School District GO, 5.00%, 7/15/2023	20	22

Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2037	50	60

Huntington Local Development Corp., Fountaingate Garden Project Series 2021C, Rev., 3.00%, 7/1/2025	865	903

Long Island Power Authority, Electric System

Series 2012B, Rev., 5.00%, 9/1/2024	20	21

Rev., 5.00%, 9/1/2034	5,000	6,377

Rev., 5.00%, 9/1/2035	3,000	3,830

Metropolitan Transportation Authority

Series 2018C, Subseries 2018C-2, Rev., BAN, 5.00%, 9/1/2021	3,350	3,350

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	75

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2011A, Rev., 4.00%, 11/15/2021 (c)	10	10

Subseries C-1, Rev., 5.25%, 11/15/2029	6,000	7,100

Series 2017C-1, Rev., 5.00%, 11/15/2030	5,025	6,218

Subseries C-1, Rev., 5.00%, 11/15/2035	3,000	3,460

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2016A, Rev., 5.00%, 11/15/2025	45	54

Series 2016B-1, Rev., 5.00%, 11/15/2025	150	179

Middle Country Central School District at Centereach GO, 4.00%, 8/15/2022	35	36

Monroe County Industrial Development Corp., Rochester Schools Modernization Project

Rev., 5.00%, 5/1/2022	155	160

Rev., 5.00%, 5/1/2026	35	42

Rev., 5.00%, 5/1/2029	25	32

Rev., 5.00%, 5/1/2032	675	827

Rev., 5.00%, 5/1/2033	810	989

Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2040 (d)	630	750

New York City Industrial Development Agency, United Jewish Appeal — Federation of Jewish Philanthropies of New York, Inc., Project Series 2004B, Rev., 5.00%, 7/1/2034	150	152

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2013 Series 2013S-1, Rev., 5.00%, 7/15/2024	25	26

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015

Series 2015S-2, Rev., 5.00%, 7/15/2040	50	58

Series S-1, Rev., 5.00%, 7/15/2040	45	52

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016

Series 2016S-1, Rev., 5.00%, 7/15/2029	30	36

Series 2016 S-1, Rev., 5.00%, 7/15/2033	70	82

Series 2016S-1, Rev., 4.00%, 7/15/2036	45	51

Series 2016S-1, Rev., 5.00%, 7/15/2043	45	53

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018

Series 2018S-2, Rev., 5.00%, 7/15/2030	25	31

Series 2018S-2, Rev., 5.00%, 7/15/2031	45	56

Series 2018S-4, Rev., 5.00%, 7/15/2032	25	32

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019

Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2029	25	32

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2019S-2A, Rev., 5.00%, 7/15/2030	125	159

Series S-2A, Rev., 4.00%, 7/15/2037	5,000	5,878

Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2037	180	227

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012 Series 2012D-1, Rev., 5.00%, 11/1/2021	60	60

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014

Series 2014A-1, Rev., 5.00%, 11/1/2022	35	37

Series 2014B-1, Rev., 5.00%, 11/1/2026	40	45

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015

Series 2015E-1, Rev., 5.00%, 2/1/2024	25	28

Series B, Subseries B-1, Rev., 5.00%, 8/1/2029	55	62

Series 2015A-1, Rev., 5.00%, 8/1/2037	100	113

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016

Series 2016E-1, Rev., 5.00%, 2/1/2031	30	36

Series E-1, Rev., 5.00%, 2/1/2035	7,295	8,662

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017

Series C, Rev., 5.00%, 11/1/2030	5,685	7,005

Series E, Subseries E-1, Rev., 5.00%, 2/1/2031	1,410	1,724

Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	7,000	8,543

Series 2017F-1, Rev., 5.00%, 5/1/2032	25	31

Series E, Subseries E-1, Rev., 5.00%, 2/1/2033	10,000	12,183

Series 2017A-1, Rev., 4.00%, 5/1/2036	40	45

Subseries E-1, Rev., 5.00%, 2/1/2039	2,525	3,060

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019

Series 2019C-1, Rev., 5.00%, 11/1/2022	40	42

Series 2019C-1, Rev., 5.00%, 11/1/2034	45	58

Series 2019C-1, Rev., 5.00%, 11/1/2035	65	84

Series 2019A-1, Rev., 5.00%, 8/1/2038	30	38

Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	2,100	2,627

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020-I, Rev., 5.00%, 11/1/2022	25	26

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013 Series 2013G, Rev., 4.00%, 11/1/2022	25	26

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018

Series 2018-A-2, Rev., 5.00%, 8/1/2033	30	37

Series 2018-A-2, Rev., 5.00%, 8/1/2038	25	31

Series C-3, Rev., 5.00%, 5/1/2039	70	87

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020

Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	125	161

Series 2020B-1, Rev., 5.00%, 11/1/2035	35	46

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012

Series 2012EE, Rev., 4.00%, 6/15/2045	30	31

Series 2012FF, Rev., 4.00%, 6/15/2045	45	46

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014

Series 2014DD, Rev., 5.00%, 6/15/2023 (c)	40	43

Series 2014DD, Rev., 5.00%, 6/15/2024	50	57

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015

Series 2015HH, Rev., 5.00%, 6/15/2029	75	88

Series FF, Rev., 5.00%, 6/15/2031	5,000	5,857

Series 2015AA, Rev., 4.00%, 6/15/2044	25	27

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series EE, Rev., 5.00%, 6/15/2036	5,000	6,132

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018

Series 2018CC-2, Rev., 5.00%, 6/15/2025	20	22

Series 2018EE, Rev., 5.00%, 6/15/2035	35	41

Series 2018FF, Rev., 5.00%, 6/15/2040	50	63

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019

Series 2019FF-2, Rev., 4.00%, 6/15/2037	16,245	19,405

Subseries 2019EE-2, Rev., 5.00%, 6/15/2040	35	45

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020

Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000	12,036

Series 2020AA, Rev., 5.00%, 6/15/2040	25	32

Series 2020CC-2, Rev., 4.00%, 6/15/2041	5,000	5,971

Subseries 202DD-3, Rev., 5.00%, 6/15/2041	140	180

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Subseries 202DD-3, Rev., 4.00%, 6/15/2042	1,880	2,215

New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2025	2,000	2,372

New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured

Series B, Rev., Zero Coupon, 11/15/2025	805	775

Series B, Rev., Zero Coupon, 11/15/2026	1,250	1,181

Series B, Rev., Zero Coupon, 11/15/2027	1,500	1,387

Series 2016B, Rev., Zero Coupon, 11/15/2028	1,960	1,771

Series B, Rev., Zero Coupon, 11/15/2030	3,400	2,915

Series B, Rev., Zero Coupon, 11/15/2031	1,835	1,530

Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,625

Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,625	4,938

New York State Dormitory Authority, Columbia University

Series 2016A-2, Rev., 5.00%, 10/1/2024	15	17

Series 2016A-1, Rev., 5.00%, 10/1/2026	70	86

Series 2017B, Rev., 5.00%, 10/1/2026	30	37

New York State Dormitory Authority, Cornell University

Series 2019A, Rev., 5.00%, 7/1/2025	65	77

Series 2019A, Rev., 5.00%, 7/1/2029	25	33

New York State Dormitory Authority, Municipal Health Facilities Improvement Program Series 2018 1, Rev., 5.00%, 1/15/2031	3,445	4,310

New York State Dormitory Authority, New York University

Series 2016A, Rev., 5.00%, 7/1/2024	50	57

Series 2016A, Rev., 5.00%, 7/1/2027	60	73

Series 2019A, Rev., 5.00%, 7/1/2030	4,075	5,336

Series 2017A, Rev., 4.00%, 7/1/2035	25	29

Series 2017A, Rev., 4.00%, 7/1/2036	75	86

Series 2019A, Rev., 5.00%, 7/1/2036	45	58

Series 2017A, Rev., 4.00%, 7/1/2037	45	51

Series 2016A, Rev., 5.00%, 7/1/2039	140	167

Series 2019A, Rev., 5.00%, 7/1/2039	25	32

Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,912

Series 2019A, Rev., 4.00%, 7/1/2045	18,000	21,040

New York State Dormitory Authority, School Districts Financing Program

Series B, Rev., 5.00%, 10/1/2024	2,000	2,103

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	77

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2018A, Rev., 5.00%, 10/1/2026	285	347

Series 2019A, Rev., 5.00%, 4/1/2028	80	101

Series 2018A, Rev., 5.00%, 10/1/2030	25	30

Series 2018A, Rev., 5.00%, 10/1/2031	75	91

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series 2014A, Rev., 5.00%, 2/15/2023	90	96

Series 2015B, Rev., 5.00%, 2/15/2023	20	21

Series 2016D, Rev., 5.00%, 2/15/2023 (c)	25	27

Series A, Rev., 5.00%, 2/15/2023 (c)	3,000	3,212

Series 2015E, Rev., 5.00%, 3/15/2023 (c)	50	54

Series 2014A, Rev., 5.00%, 2/15/2024 (c)	15	17

Series 2015B, Rev., 5.00%, 2/15/2025 (c)	5	6

Series A, Rev., 5.00%, 2/15/2027	20,000	22,316

Series 2012A, Rev., 5.00%, 2/15/2028	10,000	11,153

Series 2017A, Rev., 5.00%, 2/15/2028	40	50

Series A, Rev., 5.00%, 12/15/2028	20,000	21,241

Series 2014A, Rev., 5.00%, 2/15/2029	4,985	5,556

Series 2015E, Rev., 5.00%, 3/15/2029	125	147

Series 2012A, Rev., 5.00%, 12/15/2029	4,900	5,204

Series 2015E, Rev., 5.00%, 3/15/2030	30	35

Series 2014C, Rev., 5.00%, 3/15/2033	20,000	22,350

Series A, Rev., 5.00%, 3/15/2033	95	122

Series 2015B, Rev., 5.00%, 2/15/2039	50	57

Series 2017B, Rev., 5.00%, 2/15/2041	80	98

Series 2017B, Rev., 5.00%, 2/15/2042	30	37

Series 2019A, Rev., 5.00%, 3/15/2042	25	31

Series 2019A, Rev., 5.00%, 3/15/2043	95	119

New York State Dormitory Authority, State Sales Tax

Series 2016A, Rev., 5.00%, 3/15/2023	45	48

Series 2014A, Rev., 5.00%, 3/15/2028	25	28

Series 2015B, Rev., 5.00%, 3/15/2029	45	53

Series 2018C, Rev., 5.00%, 3/15/2029	40	51

Series 2014A, Rev., 5.00%, 3/15/2030	5,500	6,156

Series 2015B, Rev., 5.00%, 3/15/2030	8,000	9,459

Series A, Rev., 5.00%, 3/15/2031	5,000	5,597

Series B, Rev., 5.00%, 3/15/2031	6,600	7,797

Series 2014A, Rev., 5.00%, 3/15/2032	20,210	22,600

Series 2016A, Rev., 5.00%, 3/15/2032	35	43

Series 2016A, Rev., 5.00%, 3/15/2033	70	85

Series 2015B, Rev., 5.00%, 3/15/2038	80	94

Series 2018E, Rev., 5.00%, 3/15/2038	10,000	12,625

Series B, Rev., 5.00%, 3/15/2039	13,080	15,333

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2018A, Rev., 5.00%, 3/15/2041	135	167

Series 2018E, Rev., 5.00%, 3/15/2041	225	283

Series 2018A, Rev., 5.00%, 3/15/2044	30	37

New York State Dormitory Authority, State University Dormitory Facilities

Series A, Rev., 5.00%, 7/1/2028	2,720	3,431

Series A, Rev., 5.00%, 7/1/2029	2,100	2,650

Series 2017A, Rev., 5.00%, 7/1/2030	750	929

Series 2018A, Rev., 5.00%, 7/1/2030	2,190	2,790

Series 2018A, Rev., 5.00%, 7/1/2031	4,430	5,625

Series A, Rev., 5.00%, 7/1/2032	3,130	3,968

Series 2017A, Rev., 5.00%, 7/1/2037	230	282

Series 2017A, Rev., 5.00%, 7/1/2042	25	30

New York State Dormitory Authority, Third General Resolution, State University Educational Facilities

Series A, Rev., 5.00%, 5/15/2025	2,000	2,068

Series A, Rev., 5.00%, 5/15/2028	2,000	2,068

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution

Series 2017A, Rev., 5.00%, 6/15/2023	25	27

Series D, Rev., 5.00%, 6/15/2027	5,325	5,528

Series 2013A, Rev., 4.00%, 6/15/2028	10,000	10,666

Series 2019B, Rev., 5.00%, 6/15/2028	25	32

Series 2017E, Rev., 4.00%, 6/15/2037	40	46

Series 2019B, Rev., 5.00%, 6/15/2039	150	193

Series 2018B, Rev., 5.00%, 6/15/2043	50	62

New York State Thruway Authority

Series L, Rev., 5.00%, 1/1/2025	2,635	3,044

Series L, Rev., 5.00%, 1/1/2027	1,250	1,537

Series 2019B, Rev., 4.00%, 1/1/2039	5,000	5,935

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series 2013A-1, Rev., 4.00%, 3/15/2023	25	26

Series 2014A, Rev., 5.00%, 3/15/2024	40	45

Series 2016A, Rev., 5.00%, 3/15/2024	10	11

Series 2017C, Rev., 5.00%, 3/15/2027	5,750	7,138

Series 2013C, Rev., 5.00%, 3/15/2032	30	32

Series 2016A, Rev., 5.00%, 3/15/2032	350	418

Series 2015A, Rev., 5.00%, 3/15/2033	60	71

Series 2019A, Rev., 5.00%, 3/15/2035	25	32

Series 2019A, Rev., 5.00%, 3/15/2037	35	44

Series 2019A, Rev., 5.00%, 3/15/2038	45	56

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2041	70	89

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 5.00%, 1/1/2022	5,000	5,076

Rev., AMT, 5.00%, 1/1/2025	5,000	5,721

Rev., AMT, 4.00%, 10/1/2030	5,350	6,408

Rev., AMT, 5.00%, 1/1/2036	9,900	11,963

Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	160	163

Port Authority of New York & New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	12,000	13,638

Port Authority of New York and New Jersey, Consolidated

Series 194, Rev., 5.00%, 10/15/2023	225	248

Series 179, Rev., 5.00%, 12/1/2023	50	55

Series 179, Rev., 5.00%, 12/1/2025	50	55

Series 207, Rev., AMT, 5.00%, 9/15/2033	800	989

Series 209, Rev., 5.00%, 7/15/2035	125	156

Series 214, Rev., AMT, 4.00%, 9/1/2043	3,000	3,477

Port Washington Union Free School District GO, 3.00%, 8/1/2027	70	73

Sales Tax Asset Receivable Corp., Fiscal Year 2015

Series 2015A, Rev., 5.00%, 10/15/2024 (c)	80	92

Series A, Rev., 5.00%, 10/15/2024 (c)	18,785	21,594

Town of Southeast, Public Improvement Series 2019A, GO, 5.00%, 8/15/2022	45	47

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2013B, Rev., 5.00%, 11/15/2021	60	61

Series 2011A, Rev., 5.00%, 1/1/2022 (c)	5,495	5,584

Series 2013B, Rev., 5.00%, 11/15/2023	90	100

Series 2016A, Rev., 5.00%, 11/15/2023	20	22

Series 2017C-1, Rev., 5.00%, 11/15/2024	110	127

Series 2017C-1, Rev., 4.00%, 11/15/2025	50	58

Series 2017C-1, Rev., 5.00%, 11/15/2025	150	179

Series 2012B, Rev., 5.00%, 11/15/2026	240	254

Series 2017B, Rev., 5.00%, 11/15/2027	500	623

Series 2015A, Rev., 5.00%, 11/15/2029	200	233

Series B, Rev., 5.00%, 11/15/2030	2,500	2,642

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	7,358

United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	50	52

Utility Debt Securitization Authority

Series 2016A, Rev., 5.00%, 6/15/2025	100	109

Series 2016B, Rev., 5.00%, 6/15/2025	50	54

Series 2016A, Rev., 5.00%, 6/15/2027	25	29

Rev., 5.00%, 12/15/2036	5,250	6,220

Utility Debt Securitization Authority, Federally Tax-Exempt

Series TE, Rev., 5.00%, 12/15/2029	1,500	1,664

Series TE, Rev., 5.00%, 12/15/2032	3,500	3,878

Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,690

Wantagh Union Free School District Series 2013A, GO, 5.00%, 9/1/2022	30	31

Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.00%, 7/1/2040	1,000	1,065

Total New York		545,951

North Carolina — 1.4%

City of Charlotte Series 2016A, GO, 5.00%, 7/1/2029	1,050	1,276

City of Charlotte, Airport Special Facilities

Rev., 5.00%, 7/1/2031	25	32

Series A, Rev., 5.00%, 7/1/2034	25	31

City of High Point, Combined Water & Sewer System Rev., 5.00%, 11/1/2028	25	30

City of Raleigh, Limited Obligation Rev., 5.00%, 2/1/2029	305	363

City of Wilmington Series A, Rev., 5.00%, 6/1/2028	400	451

County of Brunswick, Limited Obligation Rev., 5.00%, 4/1/2022	30	31

County of Buncombe, Limited Obligation

Series 2020A, Rev., 5.00%, 6/1/2030	75	100

Series 2020A, Rev., 5.00%, 6/1/2031	290	385

Series 2020A, Rev., 5.00%, 6/1/2033	125	165

County of Chatham, Limited Obligation Rev., 5.00%, 11/1/2026	1,880	2,161

County of Cumberland, Limited Obligation Rev., 5.00%, 11/1/2022	20	21

County of Durham GO, 5.00%, 11/1/2021	25	25

County of Harnett, Limited Obligation Rev., 4.00%, 10/1/2035	45	54

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	79

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

North Carolina — continued

County of Moore Series 2019A, GO, 5.00%, 1/15/2024	20	22

County of Onslow, Public Facilities Company Ltd., Limited Obligation

Rev., 5.00%, 10/1/2026	25	31

Rev., 4.00%, 10/1/2032	340	393

County of Union, Enterprise System Series 2019A, Rev., 5.00%, 6/1/2024	20	23

County of Wake, Limited Obligation

Rev., 5.00%, 9/1/2023	25	27

Rev., 5.00%, 9/1/2024	25	29

North Carolina Capital Facilities Finance Agency, High Point University

Rev., 5.00%, 5/1/2031	500	658

Rev., 4.00%, 5/1/2032	1,000	1,210

Rev., 4.00%, 5/1/2033	1,000	1,204

Rev., 4.00%, 5/1/2034	900	1,080

North Carolina Medical Care Commission, Retirement Facilities, Friends Homes, Inc.

Series 2020B-2, Rev., 2.30%, 9/1/2025	1,250	1,267

Series 2020B-1, Rev., 2.55%, 9/1/2026	1,575	1,598

North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	695	798

North Carolina Medical Care Commission, The Forest at Duke Project Rev., 4.00%, 9/1/2041	415	486

North Carolina Medical Care Commission, The Presbyterian Homes Obligated Group

Rev., 4.00%, 10/1/2035	650	770

Rev., 4.00%, 10/1/2040	600	697

North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,800	14,793

North Carolina Turnpike Authority, Triangle Expressway System Series 2018A, Rev., 4.00%, 1/1/2035	85	100

Raleigh Durham Airport Authority

Series 2020B, Rev., 5.00%, 5/1/2026	30	36

Series 2015B, Rev., AMT, 5.00%, 5/1/2027	1,135	1,320

Series 2020B, Rev., 5.00%, 5/1/2029	25	33

Series 2020B, Rev., 5.00%, 5/1/2031	75	102

Series 2020A, Rev., AMT, 5.00%, 5/1/2032	2,600	3,379

State of North Carolina Rev., 5.00%, 3/1/2033	15,000	19,177

University of North Carolina at Chapel Hill Rev., 5.00%, 2/1/2032	25	32

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

University of North Carolina at Charlotte (The) Rev., 5.00%, 10/1/2029	45	56

University of North Carolina, School of the Arts

Rev., 5.00%, 2/1/2032	1,285	1,655

Rev., 5.00%, 2/1/2033	850	1,091

Rev., 5.00%, 2/1/2034	1,240	1,586

Rev., 5.00%, 2/1/2036	1,385	1,761

Rev., 4.00%, 2/1/2040	500	582

Rev., 4.00%, 2/1/2045	1,750	2,013

Total North Carolina		63,134

North Dakota — 0.0% (e)

City of Fargo Series 2014E, GO, 5.00%, 5/1/2025	290	326

Ohio — 2.2%

Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group

Rev., 5.00%, 11/15/2028	130	165

Rev., 5.00%, 11/15/2029	275	355

Rev., 5.00%, 11/15/2030	350	460

Rev., 5.00%, 11/15/2031	300	397

Rev., 5.00%, 11/15/2032	350	458

American Municipal Power, Inc., Solar Electricity Prepayment Project, Green Bonds

Series 2019A, Rev., 5.00%, 2/15/2023	150	160

Series 2019A, Rev., 5.00%, 2/15/2024	225	251

Series 2019A, Rev., 5.00%, 2/15/2025	160	185

Series 2019A, Rev., 5.00%, 2/15/2026	200	239

Series 2019A, Rev., 5.00%, 2/15/2027	250	305

Series 2019A, Rev., 5.00%, 2/15/2028	225	283

Bowling Green State University, General Receipts

Series 2020A, Rev., 5.00%, 6/1/2033	375	481

Series 2020A, Rev., 5.00%, 6/1/2034	450	575

Series 2020A, Rev., 5.00%, 6/1/2035	650	830

Buckeye Tobacco Settlement Financing Authority

Series 2020A-2, Class 1, Rev., 5.00%, 6/1/2034	1,000	1,286

Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2037	2,000	2,365

Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2039	2,000	2,351

City of Cincinnati, Water System Series B, Rev., 5.00%, 12/1/2023	30	33

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

City of Columbus, Various Purpose, Unlimited Tax Series 2017-1, GO, 5.00%, 4/1/2029	11,010	13,887

City of Dublin, Various Purpose GO, 5.00%, 12/1/2025	425	508

City of Huber Heights, Limited Tax, Various Purpose GO, 5.00%, 12/1/2032	25	30

City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt

Series 2020A, Rev., 5.00%, 8/1/2032	340	440

Series 2020A, Rev., 5.00%, 8/1/2033	325	419

Series 2020A, Rev., 5.00%, 8/1/2034	355	456

Series 2020A, Rev., 4.00%, 8/1/2041	905	1,048

City of North Ridgeville, Limited Tax GO, 4.00%, 12/1/2023	20	22

Cleveland Department of Public Utilities Division of Water

Series 2017BB, Rev., 5.00%, 1/1/2026	25	30

Series 2017BB, Rev., 5.00%, 1/1/2032	45	55

Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project

Rev., 5.00%, 7/1/2027	125	153

Rev., 5.00%, 7/1/2029	175	223

Rev., 5.00%, 7/1/2030	200	259

Rev., 5.00%, 7/1/2031	200	264

Rev., 5.00%, 7/1/2032	225	296

Rev., 5.00%, 7/1/2033	250	328

Rev., 5.00%, 7/1/2034	200	261

Rev., 5.00%, 7/1/2035	200	261

Rev., 5.00%, 7/1/2036	300	390

Rev., 4.00%, 7/1/2037	200	240

Rev., 4.00%, 7/1/2038	250	300

Rev., 4.00%, 7/1/2039	280	335

Rev., 4.00%, 7/1/2040	200	238

Rev., 4.00%, 7/1/2046	750	881

Columbus City School District, Ohio School Facilities Construction and Improvement, Unlimited Tax Series 2016-A, GO, 5.00%, 12/1/2031	3,000	3,606

County of Cuyahoga, Sports Facilities Improvement Project, Excise Tax Rev., 5.00%, 12/1/2023 (c)	1,835	2,034

County of Franklin, Health Care Facilities, Ohio Living Communities

Series 2020B, Rev., 4.00%, 7/1/2028	225	268

Series 2020B, Rev., 4.00%, 7/1/2029	265	315

Series 2020B, Rev., 4.00%, 7/1/2030	875	1,034

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

Series 2020B, Rev., 4.00%, 7/1/2031	925	1,088

Series 2020B, Rev., 4.00%, 7/1/2032	1,440	1,685

Series 2020B, Rev., 4.00%, 7/1/2033	385	449

Series 2020B, Rev., 4.00%, 7/1/2034	475	551

Series 2020B, Rev., 4.00%, 7/1/2035	365	422

Series 2020B, Rev., 5.00%, 7/1/2040	5,290	6,357

County of Franklin, Hospital Facilities, Nationwide Children’s Hospital Project Series 2016C, Rev., 5.00%, 11/1/2027	325	402

County of Franklin, Trinity Health Credit Group Series 2019A, Rev., 5.00%, 12/1/2036	1,250	1,619

County of Hamilton, Sales Tax Series 2016A, Rev., 5.00%, 12/1/2025	50	59

County of Hardin, Economic Development Facilities Improvement, Ohio Northern University

Rev., 4.00%, 5/1/2026	270	278

Rev., 5.00%, 5/1/2030	500	554

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group

Series A, Rev., 5.00%, 7/1/2027	840	1,035

Series A, Rev., 5.00%, 7/1/2028	1,200	1,286

Series A, Rev., 5.75%, 7/1/2028	750	815

Series A, Rev., 5.00%, 7/1/2031	250	319

Series A, Rev., 4.00%, 7/1/2033	920	1,088

Series A, Rev., 5.75%, 7/1/2033	1,400	1,513

Dayton City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 5.00%, 11/1/2029	10	13

Lakota Local School District/Sandusky Seneca and Wood Counties, School Facilities Construction and Improvement GO, 5.00%, 1/15/2023	50	53

Miami Valley Career Technology Center, Various Purpose School Improvement, Unlimited Tax GO, 5.00%, 12/1/2032	35	44

New Albany Plain Local School District, School Improvement GO, 5.00%, 12/1/2023	25	28

Northeast Ohio Regional Sewer District, Wastewater Improvement

Rev., 4.00%, 11/15/2024 (c)	15	17

Rev., 5.00%, 11/15/2024 (c)	1,500	1,730

Rev., 4.00%, 11/15/2049	30	33

Ohio Air Quality Development Authority. American Electric Company Project Series 2014A, Rev., 2.40%, 10/1/2029 (b)	1,820	1,921

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	81

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

Ohio Higher Educational Facility Commission, Tiffin University 2019 Project

Rev., 3.00%, 11/1/2024	100	103

Rev., 3.00%, 11/1/2025	605	628

Rev., 3.00%, 11/1/2026	585	609

Rev., 3.00%, 11/1/2027	645	672

Rev., 3.00%, 11/1/2028	655	680

Rev., 5.00%, 11/1/2034	1,520	1,771

Ohio Higher Educational Facility Commission, University of Dayton 2018 Project Series B, Rev., 5.00%, 12/1/2029	1,105	1,386

Ohio Higher Educational Facility Commission, University of Findlay 2019 Project

Rev., 5.00%, 3/1/2029	720	874

Rev., 5.00%, 3/1/2034	3,000	3,563

Ohio Higher Educational Facility Commission, Xavier University 2020 Project

Rev., 5.00%, 5/1/2033	500	649

Rev., 5.00%, 5/1/2034	520	672

Rev., 5.00%, 5/1/2035	440	567

Rev., 5.00%, 5/1/2036	460	591

Rev., 4.00%, 5/1/2037	695	825

Rev., 4.00%, 5/1/2039	680	802

Ohio State University (The), General Receipts Series 2010D, Rev., 5.00%, 12/1/2028	20	26

Ohio Turnpike and Infrastructure Commission Series 2017A, Rev., 5.00%, 2/15/2026	55	66

Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2030	50	63

Ohio Water Development Authority, Fresh Water Series 2016A, Rev., 5.00%, 12/1/2030	55	66

Ohio Water Development Authority, Water Pollution Control Loan Fund

Series 2017A, Rev., 5.00%, 12/1/2029	25	31

Series 2019B, Rev., 5.00%, 12/1/2035	55	72

Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (d)	245	253

Shaker Heights City School District, School Facilities Improvement, Unlimited Tax Series A, GO, 5.00%, 12/15/2026	1,000	1,232

State of Ohio Series 2014A, GO, 5.00%, 9/15/2022	25	26

State of Ohio, Capital Facilities Lease Appropriation Administrative Building Fund Projects

Series 2017A, Rev., 5.00%, 4/1/2027 (c)	760	946

Series 2017A, Rev., 5.00%, 4/1/2033	25	30

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

State of Ohio, Capital Facilities Lease Appropriation Adult Correctional Building Fund Projects

Series 2017B, Rev., 5.00%, 10/1/2023	35	39

Series B, Rev., 5.00%, 10/1/2029	1,495	1,571

State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2017A, Rev., 5.00%, 12/1/2032	35	43

State of Ohio, Capital Facilities Lease Appropriation Transportation Building Fund Projects Series 2018A, Rev., 5.00%, 4/1/2029	1,760	2,227

State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2032	170	213

State of Ohio, Higher Education Series 2018A, GO, 5.00%, 2/1/2030	30	36

State of Ohio, Highway Capital Improvements Full Faith and Credit/Highway User Receipts Series V, GO, 5.00%, 5/1/2034	10	13

State of Ohio, Major New State Infrastructure Project

Series 1, Rev., 5.00%, 12/15/2028	7,500	9,077

Series 2019-1, Rev., 5.00%, 12/15/2028	25	32

Series 1, Rev., 5.00%, 12/15/2029	7,000	8,449

University of Akron (The), General Receipts Series 2015A, Rev., 5.00%, 1/1/2025	110	127

Total Ohio		102,149

Oklahoma — 0.3%

Grand River Dam Authority

Series 2014A, Rev., 4.00%, 6/1/2024	25	28

Series 2016A, Rev., 5.00%, 6/1/2031	60	73

McClain County Economic Development Authority, Educational Facilities, Blanchard Public Schools Project

Rev., 4.00%, 9/1/2027	600	697

Rev., 4.00%, 9/1/2028	675	797

Oklahoma Capitol Improvement Authority Series 2014C, Rev., 5.00%, 7/1/2024	25	28

Oklahoma City Water Utilities Trust, Water and Sewer System Rev., 5.00%, 7/1/2022	25	26

Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project

Rev., 5.00%, 10/1/2022	250	263

Rev., 5.00%, 10/1/2023	180	197

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oklahoma — continued

Rev., 5.00%, 10/1/2025	510	600

Rev., 5.00%, 10/1/2026	500	606

Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project Rev., 5.00%, 9/1/2021	1,110	1,110

Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2033	6,030	7,397

Oklahoma Turnpike Authority, Second Senior

Series 2017C, Rev., 5.00%, 1/1/2036	25	30

Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,347

Oklahoma Water Resources Board, Master Trust, Drinking Water Program Rev., 4.00%, 4/1/2032	30	34

Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project Series A, Rev., 5.00%, 9/1/2028	15	19

University of Oklahoma (The) Series 2014C, Rev., 5.00%, 7/1/2031	50	52

Total Oklahoma		14,304

Oregon — 1.2%

City of Medford, Limited Tax GO, 5.00%, 7/15/2023 (c)	25	27

City of Portland, 4th and Montgomery and Streetcar Projects Series A, GO, 5.00%, 2/1/2035	650	833

City of Portland, Sewer System, First Lien Series A, Rev., 5.00%, 6/1/2026	5,350	6,276

City of Portland, Sewer System, Second Lien

Series 2019A, Rev., 5.00%, 3/1/2031	85	112

Series 2020A, Rev., 5.00%, 5/1/2031	45	59

City of Salem

GO, 5.00%, 6/1/2026	460	560

GO, 5.00%, 6/1/2029	2,055	2,622

City of Tualatin GO, 5.00%, 6/15/2028	15	19

Clackamas County School District No. 7J Lake Oswego GO, 5.00%, 6/1/2029	20	25

Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 6/15/2026	4,725	5,756

Hillsboro School District No. 1J

GO, 5.00%, 6/15/2026	4,000	4,856

GO, 5.00%, 6/15/2027	1,470	1,836

Mount Hood Community College District, Full Faith and Credit GO, 5.00%, 6/1/2022	5	5

Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series 2019A, GO, Zero Coupon, 6/15/2035	600	430

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued

Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt

Series 2020A, Rev., 5.00%, 10/1/2024	200	226

Series 2020A, Rev., 5.00%, 10/1/2025	200	234

Series 2020A, Rev., 5.00%, 10/1/2026	125	150

Series 2020A, Rev., 5.00%, 10/1/2027	150	185

Series 2020A, Rev., 5.00%, 10/1/2028	175	221

Series 2020A, Rev., 5.00%, 10/1/2029	300	385

Series 2020A, Rev., 5.00%, 10/1/2030	300	390

Series 2020A, Rev., 5.00%, 10/1/2035	140	178

Series 2020A, Rev., 5.00%, 10/1/2040	1,165	1,457

Oregon State Lottery

Series 2014C, Rev., 5.00%, 4/1/2024	25	28

Series 2015C, Rev., 5.00%, 4/1/2026	200	233

Series 2014A, Rev., 5.00%, 4/1/2027	100	112

Series A, Rev., 5.00%, 4/1/2031	1,950	2,391

Series A, Rev., 5.00%, 4/1/2032	1,750	2,140

Series A, Rev., 5.00%, 4/1/2033	3,500	4,277

Series A, Rev., 5.00%, 4/1/2035	2,470	3,008

Portland Community College District

GO, 5.00%, 6/15/2023	35	38

GO, 5.00%, 6/15/2026	710	863

GO, 5.00%, 6/15/2027	2,640	3,203

State of Oregon, Article XI-Q State Projects

Series 2019A, GO, 5.00%, 5/1/2030	40	52

Series 2016F, GO, 5.00%, 5/1/2032	2,885	3,474

State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2038	40	52

State of Oregon, Higher Education

Series L, GO, 5.00%, 8/1/2035	1,930	2,374

Series L, GO, 5.00%, 8/1/2036	1,975	2,430

Washington and Multnomah Counties School District No. 48J Beaverton Series 2014B, GO, 5.00%, 6/15/2024 (c)	105	119

Washington County Clean Water Services, Senior Lien Rev., 5.00%, 10/1/2022	25	26

Yamhill County Hospital Authority, Friendsview, Tax Exempt

Series 2021B-3, Rev., 1.75%, 11/15/2026	415	416

Series 2021A, Rev., 5.00%, 11/15/2036	610	740

Series 2021A, Rev., 5.00%, 11/15/2046	770	913

Series 2021A, Rev., 5.00%, 11/15/2051	550	650

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	83

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oregon — continued

Yamhill County School District No. 40 McMinnville

GO, 4.00%, 6/15/2029	5	6

GO, 4.00%, 6/15/2035	75	85

Total Oregon		54,472

Pennsylvania — 4.3%

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group

Series 2018A, Rev., 5.00%, 4/1/2028	7,000	8,861

Series 2018A, Rev., 5.00%, 4/1/2029	7,785	9,790

Series 2018A, Rev., 5.00%, 4/1/2030	5,000	6,248

Series 2018A, Rev., 5.00%, 4/1/2031	3,800	4,726

Allegheny County Hospital Development Authority, Pittsburgh Medical Center

Series 2019A, Rev., 5.00%, 7/15/2022	25	26

Series 2019A, Rev., 5.00%, 7/15/2027	3,000	3,730

Series 2019A, Rev., 5.00%, 7/15/2028	2,050	2,610

Allegheny County Sanitary Authority, Sewer Rev., AGM, 4.00%, 12/1/2035	5	6

Allentown City School District, Limited Tax

Series B, GO, 5.00%, 2/1/2029	3,110	3,965

Series B, GO, 5.00%, 2/1/2030	4,300	5,584

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2025	500	563

Rev., 5.00%, 11/1/2027	1,150	1,330

Rev., 5.00%, 11/1/2028	1,535	1,773

Rev., 5.00%, 11/1/2029	350	403

Rev., 5.00%, 11/1/2030	600	687

Berks County Municipal Authority (The), Tower Health Project

Series 2020B-2, Rev., 5.00%, 2/1/2027 (b)	10,985	12,537

Series 2020A, Rev., 5.00%, 2/1/2028	1,050	1,216

Series 2020A, Rev., 5.00%, 2/1/2029	740	870

Series 2020A, Rev., 5.00%, 2/1/2030	800	950

Series 2020B-3, Rev., 5.00%, 2/1/2030 (b)	2,015	2,354

Series 2020A, Rev., 5.00%, 2/1/2031	700	844

Series 2020A, Rev., 5.00%, 2/1/2032	750	910

Bucks County Industrial Development Authority, Grand View Hospital Project

Rev., 5.00%, 7/1/2025	370	423

Rev., 5.00%, 7/1/2026	450	528

Rev., 5.00%, 7/1/2027	475	570

Rev., 5.00%, 7/1/2028	500	611

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Rev., 5.00%, 7/1/2029	500	622

Rev., 5.00%, 7/1/2030	675	852

Rev., 5.00%, 7/1/2031	1,150	1,475

Rev., 5.00%, 7/1/2032	500	642

Rev., 5.00%, 7/1/2033	1,170	1,496

Rev., 5.00%, 7/1/2034	1,300	1,656

Rev., 5.00%, 7/1/2035	1,055	1,341

Centennial School District Bucks County GO, 5.00%, 12/15/2024	20	23

Chester County Industrial Development Authority, Longwood Gardens Project

Rev., 5.00%, 12/1/2032	475	618

Rev., 5.00%, 12/1/2033	740	958

Rev., 5.00%, 12/1/2034	400	516

Rev., 5.00%, 12/1/2035	175	225

Rev., 5.00%, 12/1/2036	305	391

Rev., 5.00%, 12/1/2037	450	574

Rev., 5.00%, 12/1/2038	950	1,207

City of Erie Higher Education Building Authority

Series 2021TT1, Rev., 4.00%, 5/1/2036	100	115

Series 2021TT1, Rev., 4.00%, 5/1/2041	100	113

City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2032	250	304

Commonwealth Financing Authority, Tobacco Master Settlement Payment

Rev., 5.00%, 6/1/2024	1,275	1,436

Rev., 5.00%, 6/1/2025	1,875	2,188

Rev., 5.00%, 6/1/2026	1,120	1,348

Rev., 5.00%, 6/1/2027	1,500	1,855

Rev., 5.00%, 6/1/2028	2,620	3,321

Rev., 5.00%, 6/1/2029	1,120	1,407

Commonwealth of Pennsylvania

Series 1, GO, 5.00%, 6/15/2024 (c)	50	57

Series A, COP, 5.00%, 7/1/2028	400	501

Series A, COP, 5.00%, 7/1/2029	300	375

Series A, COP, 5.00%, 7/1/2030	375	466

Series A, COP, 5.00%, 7/1/2031	425	527

Series A, COP, 5.00%, 7/1/2034	450	552

County of Allegheny Series C-77, GO, 5.00%, 11/1/2043	50	62

County of Berks GO, 5.00%, 11/15/2023	20	22

County of Bucks GO, 5.00%, 5/1/2027	325	394

County of Cambria

Series 2020B, GO, AGM, 4.00%, 8/1/2032	500	576

Series 2020B, GO, AGM, 4.00%, 8/1/2033	500	575

Series 2020B, GO, AGM, 4.00%, 8/1/2034	700	803

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Delaware County Authority, Haverford College

Series 2017A, Rev., 5.00%, 10/1/2026	30	37

Series 2017A, Rev., 5.00%, 10/1/2030	40	49

Series 2017A, Rev., 5.00%, 10/1/2042	45	54

DuBois Hospital Authority, Penn Highlands Healthcare

Rev., 5.00%, 7/15/2029	1,700	2,085

Rev., 5.00%, 7/15/2030	2,000	2,438

Rev., 5.00%, 7/15/2031	1,450	1,761

Rev., 5.00%, 7/15/2032	1,525	1,847

Rev., 5.00%, 7/15/2034	1,675	2,019

Rev., 4.00%, 7/15/2043	5,670	6,324

Easton Area School District Series 2020B, GO, 5.00%, 2/1/2031	50	63

Erie City Water Authority

Series B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,615

Series B, Rev., AGM, 5.00%, 12/1/2033	800	1,042

Series 2018D, Rev., 4.00%, 12/1/2036	35	42

Geisinger Authority, Health System Series 2020A, Rev., 4.00%, 4/1/2039	6,665	7,817

Kiski Valley Water Pollution Control Authority, Sewer Series 2020A, Rev., AGM, 4.00%, 9/1/2035	305	357

Lackawanna County Industrial Development Authority, University of Scranton Rev., 5.00%, 11/1/2021	10	10

Lancaster County Hospital Authority, Health Center, Masonic Villages Project Rev., 5.00%, 11/1/2028	1,215	1,388

Lehigh County Industrial Development Authority, Seven Generation Charter School

Series 2021A, Rev., 4.00%, 5/1/2031	340	379

Series 2021A, Rev., 4.00%, 5/1/2041	890	969

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2027	815	986

Rev., 5.00%, 4/1/2028	600	742

Rev., 5.00%, 4/1/2029	815	1,027

Rev., 5.00%, 4/1/2030	760	974

Rev., 5.00%, 4/1/2031	705	897

Rev., 5.00%, 4/1/2032	945	1,198

Rev., 5.00%, 4/1/2033	920	1,160

Rev., 5.00%, 4/1/2034	520	653

Rev., 4.00%, 4/1/2036	515	596

Rev., 4.00%, 4/1/2037	545	629

Rev., 4.00%, 4/1/2038	695	800

Rev., 4.00%, 4/1/2039	305	350

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Montgomery County Higher Education and Health Authority, Thomas Jefferson University

Series 2018A, Rev., 5.00%, 9/1/2030	3,125	3,949

Series 2018A, Rev., 4.00%, 9/1/2038	2,950	3,402

Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	349

Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project

Rev., 4.00%, 12/1/2024	155	173

Rev., 4.00%, 12/1/2025	150	171

Rev., 4.00%, 12/1/2026	150	175

Rev., 4.00%, 12/1/2027	200	231

Rev., 4.00%, 12/1/2028	205	236

Rev., 4.00%, 12/1/2029	250	287

Rev., 4.00%, 12/1/2030	300	343

Rev., 4.00%, 12/1/2031	300	342

Rev., 4.00%, 12/1/2032	435	493

Rev., 4.00%, 12/1/2033	400	453

Rev., 4.00%, 12/1/2034	165	187

Rev., 4.00%, 12/1/2035	175	198

Rev., 4.00%, 12/1/2036	175	198

Rev., 4.00%, 12/1/2037	100	113

Rev., 4.00%, 12/1/2038	100	113

Nazareth Area School District

Series D, GO, 5.00%, 11/15/2030	900	1,065

Series D, GO, 5.00%, 11/15/2035	1,390	1,632

Series D, GO, 5.00%, 11/15/2036	1,250	1,466

Series D, GO, 5.00%, 11/15/2037	550	644

Series E, GO, 5.00%, 11/15/2038	810	948

Pennsbury School District Series 2019A, GO, 4.00%, 8/1/2022	25	26

Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project

Rev., 4.00%, 7/1/2030	1,265	1,459

Rev., 4.00%, 7/1/2033	1,750	2,003

Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Rev., 2.80%, 12/1/2021 (b)	8,855	8,913

Pennsylvania Higher Educational Facilities Authority, Trustees of the University

Series 2016A, Rev., 5.00%, 8/15/2023	50	55

Series 2015A, Rev., 5.00%, 10/1/2023	30	33

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	85

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System

Rev., 5.00%, 8/15/2029	40	53

Rev., 5.00%, 8/15/2031	50	65

Rev., 5.00%, 8/15/2040	100	115

Pennsylvania State University (The) Series A, Rev., 5.00%, 9/1/2023	40	44

Pennsylvania Turnpike Commission

Series A, Rev., 5.00%, 12/1/2032	1,750	2,304

Series 2020B, Rev., 5.00%, 12/1/2033	470	624

Series A, Rev., 5.00%, 12/1/2033	1,240	1,625

Series A, Rev., 5.00%, 12/1/2034	1,400	1,819

Series A, Rev., 5.00%, 12/1/2035	2,000	2,593

Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2030	260	310

Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2033	1,300	1,829

School District of the City of Erie (The), Limited Tax

Series 2019A, GO, AGM, 5.00%, 4/1/2027	525	641

Series 2019A, GO, AGM, 5.00%, 4/1/2028	550	687

Series 2019A, GO, AGM, 5.00%, 4/1/2029	310	396

Series 2019A, GO, AGM, 5.00%, 4/1/2030	425	546

Series 2019A, GO, AGM, 5.00%, 4/1/2031	525	672

Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,359

Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	1,044

School District of the City of Erie (The), Unlimited Tax

Series 2019C, GO, AGM, 5.00%, 4/1/2027	1,275	1,556

Series 2019C, GO, AGM, 5.00%, 4/1/2028	925	1,156

Series 2019C, GO, AGM, 5.00%, 4/1/2029	1,000	1,277

Series 2019C, GO, AGM, 5.00%, 4/1/2030	500	643

Spring-Ford Area School District GO, 5.00%, 6/1/2023	50	54

St. Mary Hospital Authority, Trinity Health Credit Group Series 2019PA, Rev., 5.00%, 12/1/2031	25	32

Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	50	57

Township of Hampton GO, 4.00%, 1/1/2039	45	52

Township of Lower Paxton GO, 4.00%, 4/1/2033	35	42

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Township of Palmer Series 2020D, GO, 4.00%, 11/15/2025	20	23

Township of Radnor Series B, GO, 4.00%, 7/15/2024	10	11

Township of Spring GO, 5.00%, 11/15/2028	25	32

Upper Merion Area School District

GO, 5.00%, 1/15/2029	350	418

GO, 5.00%, 1/15/2031	650	773

GO, 5.00%, 1/15/2033	480	570

GO, 5.00%, 1/15/2034	200	237

GO, 5.00%, 1/15/2035	475	562

Warwick School District GO, 4.00%, 3/1/2024	30	33

West Chester Area School District GO, 4.00%, 5/15/2040	40	47

Wilkes-Barre Area School District

GO, 5.00%, 4/15/2023	110	118

GO, 3.50%, 4/15/2038	370	415

GO, 3.50%, 4/15/2039	235	263

GO, 3.75%, 4/15/2044	1,500	1,688

Total Pennsylvania		198,458

Puerto Rico — 0.3%

Puerto Rico Public Finance Corp. (Puerto Rico) Series E, Rev., AGC-ICC, AGM-CR, 6.00%, 8/1/2026 (c)	10,000	12,600

Rhode Island — 0.0% (e)

Rhode Island Infrastructure Bank, Municipal Road and Bridge Series 2018A, Rev., 5.00%, 10/1/2024	25	29

Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 4.00%, 10/1/2044	480	556

State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2019A, GO, 4.00%, 5/1/2037	50	60

Total Rhode Island		645

South Carolina — 0.3%

Beaufort-Jasper Water & Sewer Authority Series 2019A, Rev., 5.00%, 3/1/2029	25	33

Berkeley County School District

Rev., 5.00%, 12/1/2022	1,000	1,061

Rev., 5.00%, 12/1/2023	1,505	1,662

Charleston County Airport District Rev., 5.00%, 7/1/2026	100	122

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

South Carolina — continued

City of Spartanburg, Water System Series B, Rev., 5.00%, 6/1/2031	480	593

Easley Combined Utility System

Rev., AGM, 4.00%, 12/1/2033	600	719

Rev., AGM, 4.00%, 12/1/2034	780	932

Lexington County Health Services District, Inc., LexMed Obligated Group

Rev., 5.00%, 11/1/2029	575	711

Rev., 4.00%, 11/1/2030	750	872

Rev., 4.00%, 11/1/2031	500	579

Rev., 4.00%, 11/1/2032	535	619

Rev., 4.00%, 11/1/2033	200	231

Richland County School District No. 1 Series C, GO, SCSDE, 5.00%, 3/1/2025	4,000	4,569

South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (d)	625	632

South Carolina State Fiscal Accountability Authority, Department of Mental Health Project Rev., 5.00%, 10/1/2037	300	368

Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2023	35	38

Total South Carolina		13,741

South Dakota — 0.0% (e)

Brookings School District No. 005-1 GO, 4.00%, 7/1/2026	25	29

Harrisburg School District No. 41-2 GO, 4.00%, 1/15/2022 (c)	55	56

Total South Dakota		85

Tennessee — 5.7%

Chattanooga Health Educational and Housing Facility Board, Commonspirit Health

Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,281

Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,277

Series A-1, Rev., 5.00%, 8/1/2034	750	951

Series A-1, Rev., 5.00%, 8/1/2035	500	633

City of Johnson City Series 2019B, GO, 5.00%, 6/1/2028	45	58

City of Kingsport Series B, GO, 5.00%, 3/1/2025	110	128

City of Knoxville, Electric System Series 2017-II, Rev., 5.00%, 7/1/2023	25	27

County of Anderson, Rural Elementary School Series A, GO, 5.00%, 5/1/2025	890	1,040

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued

County of Anderson, Rural High School

Series B, GO, 5.00%, 5/1/2024	750	844

Series 2018B, GO, 5.00%, 5/1/2025	785	917

County of Blount Series B, GO, 5.00%, 6/1/2027	1,000	1,210

County of Knox GO, 5.00%, 6/1/2029	1,410	1,801

County of Madison GO, 5.00%, 5/1/2026	3,770	4,557

County of Sevier GO, 5.00%, 6/1/2025	145	170

County of Shelby Series 2019B, GO, 5.00%, 4/1/2022	30	31

County of Shelby, Public Improvement Series A, GO, 4.00%, 4/1/2034	9,470	11,419

County of Sullivan GO, 4.00%, 5/1/2045	40	45

County of Washington Series 2016A, GO, 4.00%, 6/1/2032	35	40

County of Wilson GO, 5.00%, 4/1/2022	10	10

County of Wilson, District School GO, 5.00%, 4/1/2026	65	79

Franklin Special School District, School Improvement

GO, 5.00%, 6/1/2028	100	128

GO, 5.00%, 6/1/2030	300	390

Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group

Series 2018A, Rev., 5.00%, 7/1/2031	4,500	4,881

Series 2018A, Rev., 5.00%, 7/1/2032	4,000	4,336

Series 2018A, Rev., 5.00%, 7/1/2033	5,300	5,742

Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital

Rev., 5.00%, 11/15/2025	855	1,015

Rev., 5.00%, 11/15/2027	800	1,003

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	1,135	1,289

Metropolitan Government of Nashville & Davidson County

GO, 5.00%, 7/1/2029	27,295	34,938

GO, 4.00%, 7/1/2036	24,290	29,093

Metropolitan Government of Nashville and Davidson County

GO, 5.00%, 7/1/2024	15	17

Series C, GO, 5.00%, 7/1/2025 (c)	5,500	6,488

GO, 5.00%, 1/1/2031	15	18

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	87

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — continued

GO, 4.00%, 7/1/2031	17,400	20,500

GO, 5.00%, 7/1/2031	10,000	12,718

GO, 4.00%, 7/1/2037	16,205	19,362

Metropolitan Nashville Airport Authority (The), Subordinate Airport

Series 2019A, Rev., 5.00%, 7/1/2031	850	1,122

Series 2019A, Rev., 5.00%, 7/1/2032	850	1,118

Series 2019A, Rev., 5.00%, 7/1/2033	825	1,081

Series 2019A, Rev., 5.00%, 7/1/2034	275	359

Series 2019A, Rev., 5.00%, 7/1/2035	545	710

Series 2019B, Rev., AMT, 5.00%, 7/1/2035	300	386

Series 2019A, Rev., 5.00%, 7/1/2036	1,150	1,494

Series 2019A, Rev., 5.00%, 7/1/2037	1,750	2,267

Series 2019A, Rev., 5.00%, 7/1/2039	1,800	2,321

Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	795

Series 2019A, Rev., 5.00%, 7/1/2044	1,620	2,063

Series 2019B, Rev., AMT, 4.00%, 7/1/2054	1,550	1,775

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project

Series 2019A, Rev., 5.75%, 10/1/2049	2,420	2,621

Series 2019A, Rev., 5.75%, 10/1/2054	4,280	4,618

Series 2019A, Rev., 5.75%, 10/1/2059	1,040	1,116

Tennessee Energy Acquisition Corp., Gas Project

Series 2017A, Rev., 4.00%, 5/1/2023 (b)	22,170	23,416

Rev., 4.00%, 11/1/2025 (b)	29,000	32,870

Series 2006B, Rev., 5.63%, 9/1/2026	5,000	6,119

Tennessee State School Bond Authority, Higher Educational Facilities Second Program

Series A, Rev., 5.00%, 11/1/2026	15	18

Series B, Rev., 5.00%, 11/1/2030	3,645	4,553

Series B, Rev., 5.00%, 11/1/2031	75	93

Total Tennessee		259,351

Texas — 4.6%

Alto Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2030	25	32

Arlington Higher Education Finance Corp.

Series 2021A, Rev., 5.00%, 8/15/2024	195	217

Series 2021A, Rev., 5.00%, 8/15/2025	205	235

Series 2021A, Rev., 5.00%, 8/15/2026	190	223

Series 2021A, Rev., 5.00%, 8/15/2027	105	125

Series 2021A, Rev., 5.00%, 8/15/2028	35	41

Series 2021A, Rev., 4.00%, 8/15/2029	40	45

Series 2021A, Rev., 4.00%, 8/15/2030	45	50

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Series 2021A, Rev., 4.00%, 8/15/2031	45	50

Series 2021A, Rev., 4.00%, 8/15/2036	170	188

Series 2021A, Rev., 4.00%, 8/15/2041	305	337

Arlington Higher Education Finance Corp., Uplift Education Series 2020A, Rev., PSF-GTD, 4.00%, 12/1/2032	20	24

Arlington Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2031	40	52

GO, PSF-GTD, 4.00%, 2/15/2036	25	30

Austin Community College District, Limited Tax GO, 5.00%, 8/1/2030	35	44

Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien

Series 2021A, Rev., 2.50%, 10/1/2031	270	271

Series 2021A, Rev., 4.00%, 10/1/2050	875	966

Belton Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2032	25	29

Bexar County Hospital District, Limited Tax GO, 4.00%, 2/15/2036	25	29

Board of Regents of the University of Texas System, Financing System

Series 2016E, Rev., 5.00%, 8/15/2026	25	31

Series 2016J, Rev., 5.00%, 8/15/2027	50	60

City of Austin GO, 5.00%, 9/1/2030	10	11

City of Austin, Airport System

Rev., AMT, 5.00%, 11/15/2033	500	568

Series 2019B, Rev., AMT, 5.00%, 11/15/2036	1,000	1,276

Series 2017B, Rev., AMT, 5.00%, 11/15/2046	5,000	5,970

City of Austin, Water & Wastewater System Series 2015A, Rev., 5.00%, 11/15/2023	25	28

City of Carrollton GO, 5.00%, 8/15/2024	10	11

City of College Station GO, 5.00%, 2/15/2024	25	28

City of Conroe Series 2019B, GO, 5.00%, 11/15/2028	20	26

City of Copperas Cove, Combination Tax GO, 5.00%, 8/15/2027	20	25

City of Dallas GO, 5.00%, 2/15/2029	2,505	2,891

City of Denton GO, 5.00%, 2/15/2025	25	29

City of El Paso

GO, 4.00%, 8/15/2031	75	87

Series 2020A, GO, 4.00%, 8/15/2035	750	900

City of Fort Worth, General Purpose, Tarrant Denton Parker Johnson, General Purpose GO, 5.00%, 3/1/2028	30	38

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

City of Fort Worth, Water and Sewer System Improvement Series 2015A, Rev., 5.00%, 2/15/2023	35	37

City of Frisco Series 2011, GO, 5.00%, 2/15/2023	2,160	2,168

City of Grand Prairie, Combination Tax

GO, 5.00%, 2/15/2026	20	24

Series 2019A, GO, 5.00%, 2/15/2029	20	25

City of Houston, Airport System, Subordinate Lien

Series 2018C, Rev., AMT, 5.00%, 7/1/2027	175	217

Series 2018B, Rev., 5.00%, 7/1/2030	85	108

Series 2018A, Rev., AMT, 5.00%, 7/1/2031	250	313

Series 2018D, Rev., 5.00%, 7/1/2038	65	81

City of Houston, Airport System, United Airlines, Inc., Terminal Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	3,600	3,916

City of Houston, Combined Utility System, First Lien

Series 2014C, Rev., 5.00%, 5/15/2023	20	22

Series 2016B, Rev., 4.00%, 11/15/2031	25	29

Series 2016B, Rev., 5.00%, 11/15/2036	1,435	1,752

Series 2016B, Rev., 4.00%, 11/15/2037	40	46

City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,000	2,995

City of Houston, Public Improvement Series A, GO, 5.00%, 3/1/2024 (c)	5,300	5,939

City of Irving, Hotel Occupancy, Occupancy Tax

GO, 5.50%, 8/15/2027	2,785	3,570

GO, 5.00%, 8/15/2028	40	50

City of Irving, Waterworks & Sewer System Rev., 5.00%, 8/15/2029	20	26

City of Killeen GO, 4.00%, 8/1/2033	50	57

City of Laredo GO, 5.00%, 2/15/2023	45	48

City of Laredo, Waterworks & Sewer System

Rev., 4.00%, 3/1/2035	30	35

Rev., 4.00%, 3/1/2040	100	109

City of League City GO, 5.00%, 2/15/2023	20	21

City of Longview

GO, 5.00%, 6/1/2023	40	44

GO, 5.00%, 9/1/2023	25	27

City of Lubbock GO, 5.00%, 2/15/2026	35	42

City of Mansfield GO, 5.00%, 2/15/2024	30	34

City of McAllen GO, 5.00%, 2/15/2029	355	450

City of Mesquite GO, 5.00%, 2/15/2023	40	43

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2024	55	62

City of Missouri GO, 5.00%, 6/15/2023	55	60

City of Pflugerville, Combination Tax, Certificates of Obligation GO, 5.00%, 8/1/2033	30	39

City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25	30

City of Plano

GO, 5.00%, 9/1/2028	2,210	2,741

GO, 5.00%, 9/1/2029	1,855	2,295

City of San Antonio, Electric and Gas Systems

Rev., 5.00%, 2/1/2023	35	37

Rev., 5.00%, 2/1/2026	6,000	7,203

Rev., 5.00%, 2/1/2028	310	394

Rev., 5.00%, 2/1/2029	100	123

Series 2020, Rev., 5.00%, 2/1/2036	30	39

City of San Antonio, General Improvement GO, 5.00%, 8/1/2027	20	25

City of The Colony, Combination Tax, Certificates of Obligation GO, 5.00%, 2/15/2023	25	27

City of Victoria, Utility System Rev., 5.00%, 12/1/2023 (c)	2,705	2,999

City of Waco GO, 5.00%, 2/1/2023	35	37

City of Waco, Combination Tax, Certificates of Obligation GO, 5.00%, 2/1/2028	35	44

City of Wylie, Combination Tax GO, 4.00%, 2/15/2024	20	22

Cleveland Independent School District, Unlimited Tax School Building Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2031	80	101

Coastal Water Authority, City of Houston Projects

Rev., 5.00%, 12/15/2022	3,160	3,172

Rev., 5.00%, 12/15/2025	5,115	5,136

Collin County Community College District, Limited Tax GO, 5.00%, 8/15/2029	11,990	15,065

Comal Independent School District, Unlimited Tax

Series B, GO, PSF-GTD, 5.00%, 2/1/2023	100	107

GO, PSF-GTD, 5.00%, 2/1/2026	35	42

Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	125	126

County of Brazos, Limited Tax GO, 5.00%, 9/1/2025	45	53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	89

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

County of Denton, Permanent Improvement GO, 5.00%, 7/15/2027	50	61

County of Harris, Toll Road, Senior Lien

Series 2016A, Rev., 5.00%, 8/15/2028	4,500	5,478

Series 2016A, Rev., 5.00%, 8/15/2036	60	72

County of Harris, Unlimited Tax Series 2015A, GO, 5.00%, 10/1/2026	350	417

County of Hays, Unlimited Tax GO, 5.00%, 2/15/2031	45	57

County of Hidalgo Series 2018B, GO, 5.00%, 8/15/2028	25	32

County of Lubbock GO, 5.00%, 2/15/2023	45	48

County of Parker, Unlimited Tax GO, 5.00%, 2/15/2023	20	21

County of Williamson, Limited Tax GO, 5.00%, 2/15/2027	50	62

Cypress-Fairbanks Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2026	55	66

Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2031	25	32

Dallas Area Rapid Transit, Sales Tax, Senior Lien

Rev., 5.00%, 12/1/2029	50	66

Series 2020A, Rev., 5.00%, 12/1/2030	45	60

Rev., 5.00%, 12/1/2031	45	59

Series 2016A, Rev., 5.00%, 12/1/2048	9,905	11,606

Dallas Fort Worth International Airport Series F, Rev., 5.00%, 11/1/2024	5,000	5,513

Dallas Independent School District, Unlimited Tax GO, 5.00%, 2/15/2031	30	38

Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Rev., PSF-GTD, 4.00%, 2/15/2028	250	291

Forney Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 8/16/2026	15	14

Fort Bend County Municipal Utility District No. 25, Unlimited Tax

GO, 4.00%, 10/1/2022	100	104

GO, 4.00%, 10/1/2023	150	161

GO, 4.00%, 10/1/2024	375	414

Fort Bend Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2029	35	44

Garland Independent School District, Unlimited Tax, School Building Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2026	10	12

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Georgetown Independent School District, Unlimited Tax Series 2019-D, GO, 4.00%, 8/15/2033	30	35

Goose Creek Consolidated Independent School District Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2027	30	37

Grand Parkway Transportation Corp., System Toll Series 2018A, Rev., 5.00%, 10/1/2034	45	56

Grapevine-Colleyville Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 8/15/2027	1,000	1,182

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2028	185	212

Harris County Toll Road Authority (The), Senior Lien

Series 2018A, Rev., 5.00%, 8/15/2023	35	39

Series 2018A, Rev., 5.00%, 8/15/2024	30	34

Harris County-Houston Sports Authority, Taxable Senior Lien Series A, Rev., AGM, 5.00%, 11/15/2024	30	34

Haskell Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	10	12

Houston Community College System, Combined Fee

Rev., 5.00%, 4/15/2023	25	27

Rev., 4.00%, 4/15/2031	25	28

Houston Community College System, Maintenance Tax GO, 5.00%, 2/15/2026	100	120

Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250	250

Houston Independent School District, Maintenance Tax Notes GO, 5.00%, 7/15/2031	9,700	12,341

Hurst-Euless-Bedford Independent School District, Unlimited Tax Series 2017A, GO, 5.00%, 8/15/2024	80	91

Irving Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	50	54

Keller Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 5.00%, 8/15/2030	25	30

Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2035	25	31

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

La Porte Independent School District, Unlimited Tax GO, 4.00%, 2/15/2030	20	22

Lake Travis Independent School District, School Building Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2029	35	43

Lancaster Independent School District Series 2015-C, GO, 5.00%, 2/15/2033	45	52

Lewisville Independent School District, Unlimited Tax

GO, 5.00%, 8/15/2023	20	22

Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2024	10	11

Series A, GO, PSF-GTD, 4.00%, 8/15/2026	505	577

GO, PSF-GTD, 5.00%, 8/15/2026	35	43

Longview Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	80	93

Lufkin Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2025	40	47

Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project Series 2001A, Rev., 2.60%, 11/1/2029	4,625	5,019

Metropolitan Transit Authority of Harris County Sales and Use Tax, Contractual Obligations Rev., 5.00%, 11/1/2023	25	28

New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2049	600	684

North Texas Municipal Water District Water System, Refunding and Improvement

Rev., 5.00%, 9/1/2027	2,900	3,545

Rev., 5.00%, 9/1/2035	20	23

North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2027	15	19

North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	15	19

North Texas Tollway Authority, First Tier Series 2017A, Rev., 5.00%, 1/1/2030	1,140	1,345

North Texas Tollway Authority, Second Tier

Series 2017B, Rev., 5.00%, 1/1/2026	550	585

Series 2017B, Rev., 5.00%, 1/1/2027	950	1,129

Series 2017B, Rev., 5.00%, 1/1/2030	1,100	1,293

North Texas Tollway Authority, Special Projects System

Series 2011D, Rev., 5.25%, 9/1/2021 (c)	25	25

Series 2011A, Rev., 5.50%, 9/1/2021 (c)	4,000	4,000

Series A, Rev., 6.00%, 9/1/2021 (c)	3,000	3,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Pearland Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	25	28

Permanent University Fund — Texas A&M University System Series A, Rev., 5.25%, 7/1/2028	2,015	2,383

Pharr San Juan Alamo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2024	75	84

Port Authority of Houston of Harris County Texas Series 2015A, GO, 5.00%, 10/1/2023	25	28

San Antonio Education Facilities Corp., University of the Incarnate Word

Series 2021A, Rev., 4.00%, 4/1/2038	850	1,009

Series 2021A, Rev., 4.00%, 4/1/2039	1,000	1,184

Series 2021A, Rev., 4.00%, 4/1/2040	1,000	1,178

Series 2021A, Rev., 4.00%, 4/1/2041	900	1,058

San Antonio Water System, Junior Lien Series C, Rev., 5.00%, 5/15/2031	1,125	1,374

San Jacinto Community College District, Limited Tax

Series 2019A, GO, 5.00%, 2/15/2023	25	27

Series 2016A, GO, 5.00%, 2/15/2024	75	84

Series 2016B, GO, 5.00%, 2/15/2024	20	22

South Texas College, Limited Tax GO, 5.00%, 8/15/2023	40	44

Southwest Houston Redevelopment Authority, Tax Increment

Rev., AGM, 5.00%, 9/1/2027	40	48

Rev., AGM, 5.00%, 9/1/2028	190	233

Rev., AGM, 5.00%, 9/1/2030	175	221

Rev., AGM, 4.00%, 9/1/2031	225	264

Rev., AGM, 4.00%, 9/1/2032	250	292

Rev., AGM, 4.00%, 9/1/2033	225	261

Rev., AGM, 4.00%, 9/1/2034	225	260

Rev., AGM, 4.00%, 9/1/2035	225	260

Rev., AGM, 4.00%, 9/1/2036	350	403

Rev., AGM, 4.00%, 9/1/2037	390	449

State of Texas, Transportation Commission Mobility Fund Series 2017B, GO, 5.00%, 10/1/2030	11,185	14,009

Tarrant County Cultural Education Facilities Finance Corp., Christus Health

Series 2018A, Rev., 5.00%, 7/1/2025	150	175

Series 2018A, Rev., 5.00%, 7/1/2028	40	51

Series 2018B, Rev., 5.00%, 7/1/2033	100	125

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	91

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Rev., 5.00%, 2/15/2026	50	60

Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center

Rev., 5.00%, 12/1/2027	50	63

Rev., 5.00%, 12/1/2029	25	33

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project

Series 2020A, Rev., 6.25%, 11/15/2031	500	597

Series 2020A, Rev., 6.63%, 11/15/2041	2,545	3,035

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project, Tax Exempt

Series 2020B-2, Rev., 3.00%, 11/15/2026	1,665	1,684

Series 2020B-1, Rev., 4.00%, 11/15/2027	18,900	19,284

Tarrant Regional, Water Control and Improvement District, Water System Rev., 4.00%, 3/1/2031	25	29

Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2026	2,840	3,440

Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	3,980	4,668

Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2038	45	58

Texas Water Development Board, Water Implementation Fund

Series 2019A, Rev., 5.00%, 4/15/2023	25	27

Series 2018B, Rev., 5.00%, 4/15/2030	7,000	9,037

Town of Addison GO, 4.00%, 2/15/2023	100	106

Trinity River Authority, Central Regional Wastewater System

Rev., 5.00%, 8/1/2028	25	32

Rev., 5.00%, 8/1/2029	20	25

University of Houston Series 2017A, Rev., 5.00%, 2/15/2037	30	35

University of North Texas System Series 2015A, Rev., 5.00%, 4/15/2040	50	57

Waxahachie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2041	25	27

Weslaco Independent School District, Limited Maintenance Tax Notes GO, AGM, 5.00%, 2/15/2028	25	31

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

West Harris County Regional Water Authority

Rev., 5.00%, 12/15/2032	910	1,190

Rev., 5.00%, 12/15/2035	1,160	1,504

Rev., 5.00%, 12/15/2036	1,325	1,715

Total Texas		210,430

Utah — 0.7%

City of Orem

GO, 5.00%, 12/1/2026	155	191

GO, 5.00%, 12/1/2027	520	659

GO, 5.00%, 12/1/2028	565	732

City of Park City, Sales Tax Rev., 5.00%, 6/15/2026	2,165	2,610

City of Provo GO, 5.00%, 2/1/2027	1,230	1,522

City of Salt Lake, International Airport

Series 2018A, Rev., AMT, 5.00%, 7/1/2027	140	174

Series 2018A, Rev., AMT, 5.00%, 7/1/2031	120	149

Series 2018B, Rev., 5.00%, 7/1/2048	25	31

City of Salt Lake, Public Utilities Rev., 5.00%, 2/1/2032	10	12

County of Davis, Sales Tax Series 2019B, Rev., 5.00%, 4/1/2026	30	36

County of Utah, IHC Health Services, Inc.

Series 2018A, Rev., 5.00%, 5/15/2032	25	31

Series 2018A, Rev., 5.00%, 5/15/2034	70	88

Series 2018A, Rev., 5.00%, 5/15/2038	30	37

County of Utah, Transportation Sales Tax Rev., 5.00%, 12/1/2023	35	39

Davis School District, School District Bond Guaranty Program Series 2019A, GO, 5.00%, 6/1/2031	35	45

Jordan School District, School Building GO, 5.00%, 6/15/2026	950	1,117

Local Building Authority of Alpine School District Rev., 5.00%, 3/15/2025	75	87

Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2

4.00%, 8/1/2024 (d)	1,120	1,193

4.00%, 8/1/2026 (d)	1,290	1,410

4.00%, 8/1/2028 (d)	1,230	1,363

4.00%, 8/1/2031 (d)	1,000	1,113

Military Installation Development Authority, Tax Allocation Series 2021A-2, Rev., 4.00%, 6/1/2036	1,150	1,210

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utah — continued

Military Installation Development Authority, Tax Allocation and Hotel Tax

Series 2021A-1, Rev., 4.00%, 6/1/2036	650	690

Series 2021A-1, Rev., 4.00%, 6/1/2041	525	550

State of Utah GO, 5.00%, 7/1/2029	4,925	6,149

University of Utah (The)

Series 2013A, Rev., 5.00%, 8/1/2023	25	27

Series 2015B, Rev., 5.00%, 8/1/2023	40	44

Series 2014A-1, Rev., 5.00%, 8/1/2024	15	17

Series 2017A, Rev., 5.00%, 8/1/2032	40	49

Series 2019A, Rev., 5.00%, 8/1/2032	70	92

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Series A, Rev., 5.00%, 10/15/2023	620	680

Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,670

Series A, Rev., 5.00%, 10/15/2028	1,000	1,223

Series 2018A, Rev., 5.25%, 10/15/2033	965	1,166

Utah Transit Authority, Sales Tax Series 2008A, Rev., 5.25%, 6/15/2022	25	26

Utah Transit Authority, Subordinate Sales Tax Rev., 4.00%, 12/15/2031	40	46

Utah Water Finance Agency, Loan Financing Program

Series 2019A, Rev., 5.00%, 3/1/2028	50	63

Series B, Rev., 5.00%, 3/1/2031	1,685	2,163

Series B, Rev., 5.00%, 3/1/2032	800	1,023

Series B, Rev., 5.00%, 3/1/2033	660	842

Series 2017C, Rev., 5.00%, 3/1/2034	350	424

West Jordan Municipal Building Authority Rev., 5.00%, 10/1/2023	5	5

West Valley City Municipal Building Authority Rev., AGM, 5.00%, 2/1/2039	30	36

Total Utah		30,834

Vermont — 0.0% (e)

City of Burlington, Public Improvement Series 2019A, GO, 4.00%, 11/1/2034	125	149

University of Vermont and State Agricultural College Rev., 5.00%, 10/1/2024	25	29

Vermont Educational and Health Buildings Financing Agency, Middlebury College Project Series A, Rev., 5.00%, 11/1/2023	20	21

Vermont Municipal Bond Bank Series 2017-4, Rev., 5.00%, 12/1/2027	25	32

Total Vermont		231

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — 2.0%

City of Alexandria Series 2017C, GO, 5.00%, 7/1/2026	4,065	4,961

City of Hampton, Public Improvement Series 2018A, GO, 5.00%, 9/1/2027	10	13

City of Newport News Rev., 5.00%, 7/15/2024	10	11

City of Portsmouth, Tax Exempt Series A, GO, 5.00%, 7/15/2029	5,215	6,510

City of Richmond, Public Improvement

Series 2017D, GO, 5.00%, 3/1/2025	35	41

Series 2017D, GO, 5.00%, 3/1/2029	7,750	10,156

County of Arlington, Public Improvement GO, 5.00%, 8/15/2029	7,455	9,372

County of Chesterfield, Public Improvement Series 2018A, GO, 5.00%, 1/1/2027	30	37

County of Fairfax, Sewer Series 2016A, Rev., 4.00%, 7/15/2038	50	57

County of Henrico, Public Improvement GO, 5.00%, 7/15/2025	25	30

Culpeper County Economic Development Authority, Capital Projects Rev., 5.00%, 6/1/2022	75	78

Fairfax County Water Authority Subseries B, Rev., 5.25%, 4/1/2025	3,500	4,121

Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2018A, Rev., 5.00%, 7/1/2027	45	57

Northern Virginia Transportation Authority, Special Tax

Rev., 5.00%, 6/1/2024	400	453

Rev., 5.00%, 6/1/2033	2,035	2,290

Rev., 5.00%, 6/1/2034	2,285	2,569

Powhatan County Economic Development Authority Rev., 5.00%, 10/15/2025	25	30

Virginia Beach Development Authority, Public Facility

Series 2015A, Rev., 5.00%, 3/1/2025	1,925	2,237

Series B, Rev., 5.00%, 7/15/2025	2,635	3,102

Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Rev., 5.00%, 9/1/2021	30	30

Virginia College Building Authority, Education Facilities, Regent University Project

Rev., 5.00%, 6/1/2029	350	444

Rev., 5.00%, 6/1/2030	220	283

Rev., 5.00%, 6/1/2031	165	216

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	93

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Virginia — continued

Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs

Series 2009E-1, Rev., 5.00%, 2/1/2022	20	20

Series 2016A, Rev., 5.00%, 2/1/2022	40	42

Series 2017E, Rev., 5.00%, 2/1/2028	20	25

Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program Series B, Rev., 5.00%, 9/1/2024	250	286

Virginia College Building Authority, Educational Facilities, Washington & Lee University Project

Rev., NATL-RE, 5.25%, 1/1/2026	5,045	5,622

Rev., NATL-RE, 5.25%, 1/1/2031	30	39

Virginia Commonwealth Transportation Board, Capital Projects

Rev., 5.00%, 5/15/2023	25	27

Series 2017A, Rev., 5.00%, 5/15/2027	5,500	6,868

Series A, Rev., 5.00%, 5/15/2028	2,750	3,479

Series A, Rev., 5.00%, 5/15/2030	10,000	12,573

Series 2017A, Rev., 5.00%, 5/15/2032	35	44

Virginia Commonwealth Transportation Board, Federal Transportation

Series 2012A, Rev., GAN, 4.50%, 3/15/2022	65	67

Series 2013A, Rev., GAN, 5.00%, 3/15/2023 (c)	30	32

Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	20	22

Rev., GAN, 5.00%, 3/15/2024	20	22

Rev., GAN, 5.00%, 9/15/2024	15	17

Rev., GAN, 5.00%, 9/15/2025	45	53

Rev., GAN, 5.00%, 3/15/2026	20	24

Virginia Public Building Authority, Public Facilities Series 2016B, Rev., 5.00%, 8/1/2023	25	27

Virginia Public School Authority, School Financing 1997 Resolution Series 2015A, Rev., 5.00%, 8/1/2028	30	35

Virginia Resources Authority, Clean Water State Revolving Fund Rev., 5.50%, 10/1/2022	7,390	7,823

Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program Series 2019C, Rev., 5.00%, 11/1/2029	25	33

Virginia Resources Authority, Infrastructure Tax Exempt Series A, Rev., 5.00%, 11/1/2022	40	42

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc.

Rev., 5.00%, 1/1/2028	1,200	1,499

Rev., 5.00%, 1/1/2029	1,400	1,751

Rev., 5.00%, 1/1/2030	1,650	2,052

Rev., 5.00%, 1/1/2031	1,500	1,858

Rev., 5.00%, 1/1/2032	1,500	1,852

Total Virginia		93,332

Washington — 4.9%

Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2027	50	58

Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax, Green Bond

Series 2016 S-1, Rev., 5.00%, 11/1/2027	25	31

Series 2016 S-1, Rev., 5.00%, 11/1/2028	40	49

Chelan County Public Utility District No. 1, Capital Appreciation Series 1997A, Rev., NATL-RE, Zero Coupon, 6/1/2022	21,835	21,808

Chelan County School District No. 228 Cascade, Unlimited Tax GO, 5.00%, 12/1/2027	90	109

City of Everett, Limited Tax GO, 5.00%, 12/1/2026	60	74

City of Everett, Water and Sewer Rev., 5.00%, 12/1/2027	25	31

City of Lynnwood, Utility System Rev., 5.00%, 12/1/2026	40	49

City of Seattle, Municipal Light and Power Improvement Series A, Rev., 4.00%, 1/1/2048	2,000	2,284

City of Tacoma Rev., 5.00%, 12/1/2031	40	51

City of Tacoma, Electric System

Series 2013B, Rev., 5.00%, 1/1/2023	35	37

Rev., 5.00%, 1/1/2028	35	43

City of Wenatchee, Limited Tax GO, 4.00%, 12/1/2034	70	83

Clark County School District No. 114 Evergreen, Unlimited Tax GO, 5.00%, 12/1/2024	15	17

Clark County, Vancouver School District No. 37, Unlimited Tax GO, 5.00%, 12/1/2027	25	31

Clark Regional Wastewater District

Rev., 5.00%, 12/1/2030	200	260

Rev., 5.00%, 12/1/2032	125	162

Rev., 5.00%, 12/1/2033	105	135

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

Rev., 5.00%, 12/1/2034	180	231

Rev., 5.00%, 12/1/2035	160	205

Rev., 5.00%, 12/1/2037	310	398

County of Franklin, Limited Tax GO, AGM, 4.50%, 7/1/2022 (c)	20	21

County of King, Limited Tax Series 2017B, GO, 4.00%, 6/1/2036	200	232

County of King, Sewer

Series 2016A, Rev., 5.00%, 7/1/2026	2,295	2,744

Rev., 5.00%, 7/1/2031	30	37

County of Kitsap, Sewer Rev., 4.00%, 12/1/2032	25	30

County of Spokane, Limited Tax Series 2019A, GO, 5.00%, 12/1/2040	25	32

Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2027	20,020	24,293

Energy Northwest, Columbia Generating Station

Rev., 5.00%, 7/1/2031	30	35

Series 2018C, Rev., 5.00%, 7/1/2031	35	45

Series 2018A, Rev., 5.00%, 7/1/2034	25	32

Series A, Rev., 5.00%, 7/1/2034	5,025	6,186

Rev., 5.00%, 7/1/2035	75	97

Rev., 5.00%, 7/1/2036	40	52

FYI Properties, State of Washington District Project — Green Bonds

Rev., 5.00%, 6/1/2030	35	43

Rev., 5.00%, 6/1/2031	5,650	6,925

Rev., 5.00%, 6/1/2032	235	287

Rev., 5.00%, 6/1/2033	5,345	6,515

Rev., 5.00%, 6/1/2034	5,990	7,281

Rev., 5.00%, 6/1/2035	7,200	8,737

Rev., 5.00%, 6/1/2036	4,915	5,949

Rev., 5.00%, 6/1/2037	7,395	8,930

Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project Series 2012A, Rev., 5.00%, 1/1/2022 (c)	30	30

King County Fire Protection District No. 2, Unlimited Tax GO, 4.00%, 12/1/2025	125	144

King County Rural Library District, Unlimited Tax GO, 4.00%, 12/1/2023	75	81

King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2036	35	43

King County School District No. 405 Bellevue, Unlimited Tax GO, 5.00%, 12/1/2023	25	28

King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2027	30	38

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

King County School District No. 412 Shoreline GO, 5.00%, 12/1/2025	60	66

King County School District No. 415 Kent, Unlimited Tax GO, 4.00%, 12/1/2037	40	49

Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2031	45	53

Pierce County School District No. 10 Tacoma, Unlimited Tax GO, 5.00%, 12/1/2027	45	54

Pierce County School District No. 402 Franklin Pierce, Unlimited Tax GO, 5.00%, 12/1/2027	30	38

Port of Seattle, Intermediate Lien

Series B, Rev., 5.00%, 3/1/2032	4,000	4,524

Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,129

Port of Tacoma, Limited Tax

Series 2016A, GO, 5.00%, 12/1/2030	15	18

Series 2016A, GO, 5.00%, 12/1/2031	25	31

Shoreline Fire Department, Limited Tax GO, 5.00%, 12/1/2027	25	31

Snohomish County School District No. 15 Edmonds, Unlimited Tax GO, 5.00%, 12/1/2021	30	30

Spokane County School District No. 81, Unlimited Tax

GO, 5.00%, 12/1/2031	30	39

GO, 5.00%, 12/1/2034	25	32

State of Washington, Motor Vehicle Fuel Tax

Series 2018D, GO, 5.00%, 2/1/2025	75	87

Series R-2015H, GO, 5.00%, 7/1/2030	5,000	5,759

Series R-2016C, GO, 5.00%, 7/1/2030	30	36

State of Washington, State Agency Real Property Series 2018B, COP, 5.00%, 7/1/2041	40	49

State of Washington, State and Local Agency Personal Property Series 2013A, COP, 5.00%, 7/1/2023	25	27

State of Washington, State and Local Agency Real and Personal Property

Series 2017A, COP, 5.00%, 7/1/2029	35	43

COP, 5.00%, 7/1/2034	1,050	1,318

Series 2019A, COP, 5.00%, 1/1/2035	45	57

Series 2015C, COP, 4.00%, 1/1/2038	50	56

State of Washington, Various Purpose

Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,925

Series 2016C, GO, 5.00%, 2/1/2028	30	36

Series 2018C, GO, 5.00%, 2/1/2030	20	25

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	95

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

Series 2017A, GO, 5.00%, 8/1/2030	50	61

Series R-2018C, GO, 5.00%, 8/1/2033	70	87

Series C, GO, 5.00%, 2/1/2037	14,430	17,979

Series 2016A-1, GO, 5.00%, 8/1/2038	100	117

Series 2017D, GO, 5.00%, 2/1/2040	40	49

Series B, GO, 5.00%, 2/1/2040	20,965	24,009

Series 2018A, GO, 5.00%, 8/1/2040	10,000	12,340

Series 2020C, GO, 5.00%, 2/1/2041	75	96

Series 2018B, GO, 5.00%, 8/1/2042	4,050	4,981

Tacoma Metropolitan Park District, Unlimited Tax

GO, 5.00%, 12/1/2036	600	743

GO, 5.00%, 12/1/2037	1,750	2,164

Thurston and Pierce Counties Community Schools, Unlimited Tax

GO, 5.00%, 12/1/2027	30	38

GO, 4.00%, 12/1/2034	35	42

University of Washington

Series 2015C, Rev., 5.00%, 12/1/2023	25	28

Rev., 5.00%, 4/1/2029	1,860	2,292

Washington Health Care Facilities Authority, Commonspirit Health

Series A-1, Rev., 5.00%, 8/1/2031	780	999

Series A-2, Rev., 5.00%, 8/1/2031	1,000	1,280

Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,277

Series A-2, Rev., 5.00%, 8/1/2032	1,000	1,277

Series A-1, Rev., 5.00%, 8/1/2034	1,250	1,586

Series A-2, Rev., 5.00%, 8/1/2034	1,000	1,269

Series A-1, Rev., 5.00%, 8/1/2035	750	950

Series A-2, Rev., 5.00%, 8/1/2035	1,000	1,266

Washington Health Care Facilities Authority, Multi-care Health System

Series 2017B, Rev., 5.00%, 8/15/2031	30	37

Series 2017B, Rev., 5.00%, 8/15/2034	35	43

Washington Health Care Facilities Authority, Providence Health and Services

Series 2012B, Rev., 4.00%, 10/1/2021 (b)	2,000	2,006

Series B, Rev., 5.00%, 10/1/2021 (b)	2,500	2,510

Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2025	50	59

Washington Health Care Facilities Authority, Seattle Cancer Care Alliance

Rev., 5.00%, 9/1/2038	1,300	1,690

Rev., 5.00%, 9/1/2039	100	130

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

Washington Higher Education Facilities Authority, Seattle University Project

Rev., 3.50%, 5/1/2039	460	512

Rev., 3.63%, 5/1/2040	985	1,105

Rev., 4.00%, 5/1/2045	500	578

Washington State Housing Finance Commission, Rockwood Retirement Communities Project

Rev., 5.00%, 1/1/2032 (d)	1,920	2,209

Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	2,270

Washington State Housing Finance Commission, Rockwood Retirement Communities Project Temps-50M Series 2020B-2, Rev., 3.00%, 7/1/2027 (d)	7,050	7,208

Washington State Housing Finance Commission, Rockwood Retirement Communities Project Temps-85M Series 2020B-1, Rev., 3.38%, 7/1/2028 (d)	7,200	7,368

Washington State University

Rev., 5.00%, 4/1/2030	40	47

Series 2012B, Rev., 4.00%, 4/1/2035	25	25

Whitman County Reorganized School District No. 300, Colfax Unlimited Tax GO, 5.00%, 12/1/2032	40	50

Yakima and Benton Counties School District No. 116-200 Grandview, Unlimited Tax GO, 5.00%, 12/1/2032	25	31

Yakima County School District No. 208 West Valley GO, 4.00%, 12/1/2034	30	36

Total Washington		226,369

West Virginia — 0.1%

State of West Virginia

Series 2018A, GO, 5.00%, 6/1/2028	25	32

Series 2019A, GO, 5.00%, 12/1/2043	40	51

West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2009-B, Rev., 2.63%, 6/1/2022 (b)	6,460	6,571

Total West Virginia		6,654

Wisconsin — 1.2%

City of Mequon, Water System Series 2017A, Rev., 4.00%, 5/1/2027	25	29

County of Milwaukee, Airport Series 2019A, Rev., 5.00%, 12/1/2026	175	215

DeForest Area School District GO, 4.00%, 4/1/2031	25	30

McFarland School District, School Improvement Series 2018A, GO, 4.00%, 4/1/2025	25	28

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Milwaukee Area Technical College District Series 2018-19C, GO, 4.00%, 6/1/2023	40	43

Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group

Series 2020A, Rev., 4.00%, 11/15/2037	300	353

Series 2020A, Rev., 5.00%, 11/15/2041	1,445	1,769

Public Finance Authority, Appalachian Regional Healthcare System Obligated Group

Series 2021A, Rev., 5.00%, 7/1/2035	300	388

Series 2021A, Rev., 5.00%, 7/1/2036	350	451

Series 2021A, Rev., 5.00%, 7/1/2037	300	385

Series 2021A, Rev., 5.00%, 7/1/2038	375	481

Series 2021A, Rev., 5.00%, 7/1/2039	350	447

Public Finance Authority, Blue Ridge Healthcare Facilities

Series 2020A, Rev., 5.00%, 1/1/2029	665	848

Series 2020A, Rev., 5.00%, 1/1/2030	540	702

Series 2020A, Rev., 5.00%, 1/1/2031	650	839

Series 2020A, Rev., 5.00%, 1/1/2032	680	874

Series 2020A, Rev., 5.00%, 1/1/2033	500	641

Series 2020A, Rev., 5.00%, 1/1/2034	500	639

Series 2020A, Rev., 5.00%, 1/1/2035	500	637

Series 2020A, Rev., 5.00%, 1/1/2036	500	634

Series 2020A, Rev., 5.00%, 1/1/2037	600	759

Series 2020A, Rev., 5.00%, 1/1/2038	735	925

Series 2020A, Rev., 5.00%, 1/1/2039	700	880

Series 2020A, Rev., 5.00%, 1/1/2040	500	627

Series 2020A, Rev., 4.00%, 1/1/2045	750	862

Public Finance Authority, Carson Valley Medical Center

Series 2021A, Rev., 3.00%, 12/1/2026	250	270

Series 2021A, Rev., 4.00%, 12/1/2031	350	422

Series 2021A, Rev., 4.00%, 12/1/2041	750	877

Public Finance Authority, ENO River Academy Project

Series 2020A, Rev., 4.00%, 6/15/2030 (d)	235	263

Series 2020A, Rev., 5.00%, 6/15/2040 (d)	405	470

Public Finance Authority, Piedmont Community Charter School

Rev., 5.00%, 6/15/2022	190	196

Rev., 5.00%, 6/15/2024	205	226

Rev., 5.00%, 6/15/2026	225	262

Rev., 5.00%, 6/15/2034	215	258

Rev., 5.00%, 6/15/2039	390	463

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Public Finance Authority, Renown Regional Medical Center Project

Rev., 5.00%, 6/1/2031	1,050	1,376

Rev., 5.00%, 6/1/2032	1,650	2,154

Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2028	835	943

Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	15,288

State of Wisconsin

Series 2017-1, GO, 5.00%, 11/1/2023	30	33

Series 3, GO, 5.00%, 11/1/2030	4,190	5,173

Series 2017-3, GO, 5.00%, 11/1/2032	20	25

State of Wisconsin, Annual Appropriation Federally Tax-Exempt

Series A, Rev., 5.00%, 5/1/2028	7,200	8,958

Series 2017B, Rev., 5.00%, 5/1/2035	25	30

Wisconsin Department of Transportation

Series 1, Rev., 5.00%, 7/1/2022	40	42

Series 1, Rev., 5.00%, 7/1/2022 (c)	20	21

Series 2015-1, Rev., 5.00%, 7/1/2023	35	38

Series 2017-1, Rev., 5.00%, 7/1/2023	35	38

Series 2015-1, Rev., 5.00%, 7/1/2026	25	29

Series 2017-1, Rev., 5.00%, 7/1/2030	60	69

Series 2017-2, Rev., 5.00%, 7/1/2030	30	37

Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2027	95	118

Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2027	25	27

Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2041	825	975

Total Wisconsin		53,567

Wyoming — 0.6%

County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	25,424

Total Municipal Bonds (Cost $4,098,842)		4,457,192

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	97

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.8%

Investment Companies — 1.8%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (f) (g) (Cost $81,566)	81,543	81,583

Total Investments — 99.0% (Cost $4,180,408)		4,538,775
Other Assets Less Liabilities — 1.0%		47,793

NET ASSETS — 100.0%		4,586,568

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
GAN	Grant Anticipation Note
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed

Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2021.

Futures contracts outstanding as of August 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(1,259)	12/2021	USD	(186,293)	(623)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — 97.6% (a)

New York — 97.6%

Education — 7.3%

Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project

Rev., 5.00%, 5/1/2023	1,710	1,849

Series A, Rev., 5.00%, 5/1/2023	2,000	2,064

New York City Educational Construction Fund Series 2021A, Rev., 5.00%, 4/1/2029	1,500	1,942

New York State Dormitory Authority, Court Facilities Lease Series A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	6,156

New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 1, Rev., 5.00%, 7/1/2030	1,000	1,319

New York State Dormitory Authority, New York University

Series 1, Rev., AMBAC, 5.50%, 7/1/2022	1,000	1,045

Series 1, Rev., AMBAC, 5.50%, 7/1/2023	2,900	3,183

Series 1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,805

Series 1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,732

New York State Dormitory Authority, New York University Hospitals Center, Langone Hospitals Obligated Group Rev., 5.00%, 7/1/2026	3,360	3,789

New York State Dormitory Authority, Rochester Institute of Technology Series 2019A, Rev., 5.00%, 7/1/2036	900	1,150

New York State Dormitory Authority, School Districts Financing Program

Series 2009A, Rev., AGC, 5.00%, 10/1/2024	40	40

Series 2018A, Rev., 5.00%, 10/1/2027	2,000	2,450

Syracuse Industrial Development Agency, School District Project Series 2019A, Rev., 5.00%, 5/1/2025	500	585

		30,109

General Obligation — 18.4%

City of Buffalo, General Improvement Series 2016B, GO, 5.00%, 11/15/2022	1,000	1,059

City of New York Series E-1, GO, 5.25%, 3/1/2035	1,300	1,646

City of New York, Fiscal Year 2012 Series A-1, GO, 5.00%, 8/1/2028	7,600	7,629

City of New York, Fiscal Year 2014

Series 2014E, GO, 5.00%, 8/1/2024	1,250	1,366

Subseries D-1, GO, 5.00%, 8/1/2028	2,000	2,181

City of New York, Fiscal Year 2018

Series C, GO, 5.00%, 8/1/2024	1,000	1,139

Series F, Subseries F-1, GO, 5.00%, 4/1/2034	2,500	3,118

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2027	1,750	2,191

City of Syracuse, Public Improvement

Series A, GO, 4.00%, 5/15/2024	1,000	1,098

Series 2020A, GO, AGM, 4.00%, 5/15/2025	1,000	1,128

City of White Plains, Public Improvement

GO, 4.00%, 9/15/2028	705	824

GO, 4.00%, 9/15/2029	1,100	1,279

City of Yonkers

Series 2021A, GO, 4.00%, 2/15/2024	250	272

Series 2021A, GO, AGM, 5.00%, 2/15/2028	325	409

County of Albany, Various Purpose Series 2021A, GO, 5.00%, 7/1/2028	380	488

County of Monroe

GO, 5.00%, 6/1/2022	1,080	1,119

GO, 5.00%, 6/1/2025	1,330	1,561

County of Nassau, General Improvement

Series C, GO, 5.00%, 10/1/2022	2,205	2,322

Series B, GO, 5.00%, 10/1/2024	1,580	1,807

Series A, GO, 5.00%, 1/1/2025	1,000	1,153

Series 2016B, GO, 5.00%, 10/1/2025	1,000	1,184

Series 2019B, GO, 5.00%, 4/1/2026	1,270	1,527

County of Onondaga GO, 4.00%, 4/15/2029	2,760	3,101

County of Westchester

Series 2018A, GO, 5.00%, 12/1/2022	1,350	1,433

Series 2019D, GO, 5.00%, 12/15/2023	2,930	3,254

Series 2019D, GO, 4.00%, 12/15/2030	1,635	1,960

Greece Central School District

Series B, GO, 4.50%, 12/15/2021	880	890

Series B, GO, 5.00%, 12/15/2022	765	813

Series 2012B, GO, 5.00%, 12/15/2023	500	531

Haverstraw-Stony Point Central School District GO, 3.00%, 10/15/2026	1,105	1,234

Kings Park Central School District GO, 2.00%, 9/1/2021	1,000	1,000

Middle Country Central School District at Centereach GO, 2.00%, 8/15/2022	1,000	1,018

New Rochelle City School District

Series 2021A, GO, 5.00%, 6/15/2028	1,280	1,651

Series 2021A, GO, 4.00%, 6/15/2030	1,340	1,659

Niagara Falls City School District GO, AGM, 5.00%, 6/15/2028	1,540	1,959

North Babylon Union Free School District GO, 4.00%, 7/1/2030	1,000	1,221

Orchard Park Central School District GO, 4.00%, 4/1/2029	1,685	1,935

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	99

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

General Obligation — continued

Pelham Union Free School District Series 2020A, GO, 5.00%, 11/1/2027	910	1,156

State of New York, Tax-Exempt Series 2018A, GO, 5.00%, 2/15/2025	1,515	1,765

Syosset Central School District GO, 2.00%, 12/15/2027	1,380	1,473

Town of Brookhaven GO, 5.00%, 5/1/2027	2,000	2,352

Town of Brookhaven, Public Improvement GO, 4.00%, 7/15/2028	2,675	3,195

Town of East Hampton, Various Purpose GO, 5.00%, 8/15/2023	290	318

Town of Hempstead, Public Improvement GO, 4.00%, 6/15/2030	2,440	3,013

Town of Oyster Bay, Public Improvement GO, AGM, 4.00%, 3/1/2026	920	1,057

Village of Mamaroneck, Public Improvement GO, 3.00%, 8/15/2030	1,540	1,667

		76,155

Hospital — 0.2%

New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Rev., NATL-RE, 5.50%, 7/1/2023	690	740

Housing — 0.2%

State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	625	662

Industrial Development Revenue/Pollution Control Revenue — 1.1%

New York City Industrial Development Agency, New York Stock Exchange Project, Fiscal Year 2019

Series 2019A, Rev., 5.00%, 5/1/2023	1,310	1,410

Series 2019A, Rev., 5.00%, 5/1/2027	1,150	1,416

New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 4.00%, 1/1/2032	1,250	1,548

		4,374

Other Revenue — 26.1%

Battery Park City Authority Series 2019A, Rev., 5.00%, 11/1/2038	2,000	2,605

Hudson Yards Infrastructure Corp., Second Indenture

Series 2017A, Rev., 5.00%, 2/15/2029	3,500	4,302

Series 2017A, Rev., 5.00%, 2/15/2030	1,600	1,959

Series 2017A, Rev., 5.00%, 2/15/2032	2,320	2,824

Series A, Rev., 5.00%, 2/15/2034	1,115	1,350

Series A, Rev., 5.00%, 2/15/2035	4,000	4,834

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued

Series A, Rev., 5.00%, 2/15/2036	3,500	4,219

Nassau County Interim Finance Authority, Sales Tax

Series 2021A, Rev., 4.00%, 11/15/2033	1,000	1,264

Series 2021A, Rev., 4.00%, 11/15/2034	2,930	3,685

Series 2021A, Rev., 5.00%, 11/15/2035	935	1,266

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015 Series S-1, Rev., 5.00%, 7/15/2028	3,000	3,466

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-4, Rev., 5.25%, 7/15/2035	4,000	5,130

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019

Series 2019S-2A, Rev., 5.00%, 7/15/2026	1,900	2,319

Series S-2A, Rev., 5.00%, 7/15/2034	2,000	2,524

Series S-3A, Rev., 5.00%, 7/15/2034	4,000	5,048

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	2,000	2,441

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019

Series A, Subseries A-1, Rev., 5.00%, 8/1/2034	1,500	1,898

Series A, Subseries A-1, Rev., 5.00%, 8/1/2035	1,000	1,264

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021

Rev., 5.00%, 5/1/2033	1,745	2,327

Series E, Subseries E-1, Rev., 5.00%, 2/1/2036	1,000	1,320

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subseries C-1, Rev., 5.00%, 5/1/2027	870	1,085

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2012 Series D, Subseries D-1, Rev., 5.00%, 11/1/2021	2,000	2,016

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2034	2,260	2,750

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2021

Series 2021A, Rev., 5.00%, 11/1/2029	2,000	2,644

Series 2021G1, Rev., 5.00%, 11/1/2038	1,250	1,650

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Other Revenue — continued

New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2030	2,000	2,363

New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured

Series B, Rev., Zero Coupon, 11/15/2031	2,090	1,743

Series B, Rev., Zero Coupon, 11/15/2033	2,000	1,580

New York State Dormitory Authority, State Sales Tax

Series 2014A, Rev., 5.00%, 3/15/2029	2,500	2,798

Series A, Rev., 5.00%, 3/15/2031	5,100	5,914

Series 2014A, Rev., 5.00%, 3/15/2032	2,000	2,236

Series B, Rev., 5.00%, 3/15/2032	2,500	2,949

Series 2018E, Rev., 5.00%, 3/15/2033	2,000	2,552

Series B, Rev., 5.00%, 3/15/2033	2,500	2,947

Series A, Rev., 5.00%, 3/15/2034	2,000	2,444

New York State Thruway Authority Series 2021A-1, Rev., 5.00%, 3/15/2034	2,000	2,654

New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2036	4,500	5,819

Trust for Cultural Resources of City of New York (The), Carnegie Hall Rev., 5.00%, 12/1/2031	275	357

United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	1,095	1,140

Westchester Tobacco Asset Securitization Corp., Tobacco Settlement

Series B, Rev., 5.00%, 9/10/2021	2,000	2,422

Series B, Rev., 5.00%, 6/1/2033	1,775	2,154

		108,262

Prerefunded — 2.1%

Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series A, Rev., 5.00%, 10/15/2024 (b)	7,500	8,621

Special Tax — 8.5%

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series E, Rev., 5.00%, 2/15/2029	1,715	1,753

Series A, Rev., 5.00%, 3/15/2033	1,500	1,926

Series A, Rev., 5.00%, 3/15/2035	1,500	1,915

Series 2019A, Rev., 5.00%, 3/15/2036	1,825	2,321

New York State Thruway Authority, State Personal Income Tax, Transportation

Series A, Rev., 5.00%, 3/15/2023	2,400	2,579

Series 2021A-1, Rev., 5.00%, 3/15/2035	2,500	3,317

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Special Tax — continued

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series A, Rev., 5.00%, 3/15/2027	1,500	1,678

Series A, Rev., 5.00%, 3/15/2031	3,000	3,351

Series 2020E, Rev., 5.00%, 3/15/2032	1,500	1,975

Series A, Rev., 5.00%, 3/15/2032	2,500	2,948

Series 2019A, Rev., 5.00%, 3/15/2033	2,575	3,275

New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment

Series A-2, Rev., NATL-RE, 5.50%, 3/15/2023	2,000	2,165

Series A-2, Rev., NATL-RE, 5.50%, 3/15/2025	5,000	5,920

		35,123

Transportation — 19.7%

Metropolitan Transportation Authority

Series 2015C, Rev., 5.25%, 11/15/2030	1,500	1,770

Series 2016A-1, Rev., 5.00%, 11/15/2031	2,500	2,944

Series B, Rev., 5.00%, 11/15/2031	2,000	2,296

Subseries D-1, Rev., 5.00%, 11/15/2031	2,000	2,335

Series A-1, Rev., 5.00%, 11/15/2032	2,000	2,351

Series A-1, Rev., 4.00%, 11/15/2033	2,000	2,249

Metropolitan Transportation Authority, Dedicated Tax Fund

Series A, Rev., Zero Coupon, 11/15/2030	4,000	3,489

Series 2017B-2, Rev., 5.25%, 11/15/2033	1,000	1,255

Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,247

New York State Thruway Authority

Series K, Rev., 5.00%, 1/1/2028	1,000	1,150

Series K, Rev., 5.00%, 1/1/2030	2,500	2,865

Series L, Rev., 5.00%, 1/1/2032	2,250	2,800

Series N, Rev., 5.00%, 1/1/2033	2,225	2,906

Series 2016A, Rev., 5.00%, 1/1/2035	1,000	1,181

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 5.00%, 1/1/2025	2,075	2,374

Rev., AMT, 5.00%, 1/1/2026	2,000	2,362

Rev., AMT, 5.00%, 1/1/2027	2,000	2,429

Port Authority of New York and New Jersey, Consolidated

Series 172, Rev., 5.00%, 10/1/2022	1,500	1,542

Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,278

Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,130

Series 184, Rev., 5.00%, 9/1/2030	2,020	2,301

Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,248

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	101

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Municipal Bonds — continued

Transportation — continued

Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,904

Series 185, Rev., AMT, 5.00%, 9/1/2032	1,750	1,969

Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,727

Series 205, Rev., 5.00%, 11/15/2032	1,000	1,249

Rev., AMT, 5.00%, 9/1/2036	2,950	3,713

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2017B, Rev., 5.00%, 11/15/2029	2,500	3,095

Series B, Rev., 5.00%, 11/15/2029	1,600	2,128

Series B, Rev., 5.00%, 11/15/2030	5,355	7,023

Series 2016A, Rev., 5.00%, 11/15/2031	1,000	1,198

Series B, Rev., 5.00%, 11/15/2031	1,100	1,356

Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,451

Series B, Rev., 5.00%, 11/15/2033	1,500	1,844

Series C, Rev., 5.00%, 11/15/2035	1,375	1,749

		81,908

Utility — 7.6%

Long Island Power Authority, Electric System

Series 2012B, Rev., 5.00%, 9/1/2024	2,735	2,868

Series 2019A, Rev., 5.00%, 9/1/2027	3,500	4,395

Series 2020A, Rev., 5.00%, 9/1/2032	1,410	1,881

Rev., 5.00%, 9/1/2034	1,500	1,913

Rev., 5.00%, 9/1/2035	2,000	2,553

Rev., 5.00%, 9/1/2036	1,225	1,559

Utility Debt Securitization Authority

Rev., 5.00%, 12/15/2032	2,500	2,977

Series A, Rev., 5.00%, 12/15/2033	3,000	3,618

Series A, Rev., 5.00%, 12/15/2034	4,595	5,533

Series B, Rev., 5.00%, 12/15/2034	2,450	2,951

Utility Debt Securitization Authority, Federally Tax-Exempt Series TE, Rev., 5.00%, 12/15/2030	1,000	1,108

		31,356

Water & Sewer — 6.4%

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series EE, Rev., 5.00%, 6/15/2028	4,000	4,154

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015

Series 2015EE, Rev., 5.00%, 6/15/2028	2,000	2,264

Series DD, Rev., 5.00%, 6/15/2029	2,000	2,263

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series EE, Rev., 5.00%, 6/15/2031	2,570	3,524

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water & Sewer — continued

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution

Series A, Rev., 5.00%, 6/15/2027	1,500	1,696

Series A, Rev., 5.00%, 6/15/2031	2,150	2,600

Series A, Rev., 5.00%, 6/15/2032	2,000	2,417

Series 2015A, Rev., 5.00%, 6/15/2033	2,000	2,339

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program Series 2005B, Rev., 5.50%, 10/15/2025 (b)	4,175	4,996

		26,253

Total New York		403,563

Total Municipal Bonds (Cost $377,329)		403,563

	SHARES (000)
Short-Term Investments — 1.3%

Investment Companies — 1.3%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (c) (d) (Cost $5,346)	5,345	5,348

Total Investments — 98.9% (Cost $382,675)		408,911
Other Assets Less Liabilities — 1.1%		4,353

NET ASSETS — 100.0%		413,264

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 89.5% (a)

Alabama — 1.7%

Birmingham Airport Authority

Rev., 5.00%, 7/1/2027	250	312

Rev., 5.00%, 7/1/2028	350	447

Rev., 5.00%, 7/1/2029	375	490

Rev., 5.00%, 7/1/2030	250	334

Rev., 5.00%, 7/1/2031	175	232

Rev., 5.00%, 7/1/2032	150	198

Rev., 5.00%, 7/1/2033	325	428

Rev., 5.00%, 7/1/2034	375	494

Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.64%, 9/9/2021 (b)	7,500	7,528

Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	10,160	11,567

Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2023	500	536

Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	3,625	3,806

Southeast Alabama Gas Supply District (The), Project No. 1 Series A, Rev., 5.00%, 4/1/2022	3,220	3,310

Total Alabama		29,682

Alaska — 1.3%

Alaska Municipal Bond Bank Authority

Series 1, Rev., 5.00%, 12/1/2027	1,945	2,440

Series 1, Rev., 5.00%, 12/1/2028	1,230	1,579

Series 1, Rev., 5.00%, 12/1/2029	1,275	1,666

Series 1, Rev., 5.00%, 12/1/2030	875	1,166

Borough of North Slope

Series 2021A, GO, 5.00%, 6/30/2022	2,920	3,038

Series 2021B, GO, 5.00%, 6/30/2022	1,410	1,467

Series 2021A, GO, 5.00%, 6/30/2023	4,165	4,533

Series 2021B, GO, 5.00%, 6/30/2023	3,230	3,516

City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023 (d)	500	554

State of Alaska Series A, GO, 5.00%, 8/1/2029	1,300	1,527

Total Alaska		21,486

Arizona — 2.0%

Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	4,064

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 2/1/2027	125	154

City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,654

Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	5,035

Maricopa County Industrial Development Authority, Banner Health

Series B, Rev., 5.00%, 10/18/2022 (c)	7,370	7,769

Series C, Rev., 5.00%, 10/18/2024 (c)	9,000	10,328

Series 2019D, Rev., 5.00%, 5/15/2026 (c)	3,000	3,620

Total Arizona		33,624

Arkansas — 0.8%

Arkansas Development Finance Authority Public Safety Charges, Division of Emergency Management Project

Rev., 4.00%, 6/1/2028	1,000	1,201

Rev., 4.00%, 6/1/2030	1,195	1,421

Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	396

City of Rogers, Sales Tax Series B, Rev., 5.00%, 11/1/2027	3,855	4,731

County of Sharp, Sales and Use Tax

Rev., 5.00%, 3/1/2024	595	658

Rev., 5.00%, 3/1/2025	600	686

Rev., 5.00%, 3/1/2026	685	806

University of Arkansas, Various Facility UAMS Campus

Rev., 5.00%, 3/1/2025	500	580

Rev., 5.00%, 3/1/2026	1,000	1,155

University of Central Arkansas, Student Housing System

Series 2017A, Rev., 5.00%, 11/1/2021	1,600	1,612

Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	125

Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	275

Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	205

Total Arkansas		13,851

California — 13.7%

Alameda County Transportation Commission, Sales Tax Rev., 4.00%, 3/1/2022	5,000	5,098

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	103

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,097

Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2016A, Rev., 5.00%, 10/1/2021 (d)	1,275	1,280

Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2029	20,000	23,554

California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2024	1,675	1,824

California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	8,065	8,452

California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,212

California Health Facilities Financing Authority, Providence Health and Services

Series 2014A, Rev., 5.00%, 10/1/2021	750	753

Series 2014A, Rev., 5.00%, 10/1/2022	1,500	1,579

California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, Rev., 3.00%, 8/15/2025 (c)	5,300	5,858

California Infrastructure and Economic Development Bank Series 2021A, Rev., 5.00%, 6/1/2028	5,750	7,408

California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%), 0.40%, 10/1/2021 (b)	3,250	3,251

California Municipal Finance Authority, Biola University Rev., 5.00%, 10/1/2021	370	371

California Municipal Finance Authority, California Lutheran University

Rev., 5.00%, 10/1/2025	275	321

Rev., 5.00%, 10/1/2026	150	181

Rev., 5.00%, 10/1/2027	150	185

California Municipal Finance Authority, NorthBay Healthcare Group

Series 2017A, Rev., 5.00%, 11/1/2023	500	545

Series 2017A, Rev., 5.00%, 11/1/2024	800	903

California Public Finance Authority, Enso Village Project, Green Bond Series 2021B-3, Rev., 2.13%, 11/15/2027 (e)	1,500	1,519

California State Public Works Board, California State University, Davidson Library at Santa Barbara Series 2013C, Rev., 5.00%, 3/1/2023 (d)	2,820	3,026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California Statewide Communities Development Authority, Marin General Hospital Project, Green Bond Series 2018A, Rev., 5.00%, 8/1/2028	250	310

City and County of San Francisco Series 2014A, GO, 5.00%, 6/15/2025	5,310	5,515

City of Chula Vista, Police Facility Project

COP, 5.00%, 10/1/2021	360	361

COP, 5.00%, 10/1/2022	465	489

COP, 5.00%, 10/1/2023	1,000	1,102

City of Los Angeles Department of Airports, International Airport Senior

Series D, Rev., AMT, 5.00%, 5/15/2022	3,380	3,496

Series B, Rev., 4.00%, 5/15/2024	365	402

Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	3,140

Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,261

Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,953

City of Los Angeles Department of Airports, International Airport Subordinate

Series C, Rev., 5.00%, 5/15/2022	750	776

Series C, Rev., 5.00%, 5/15/2024	700	790

City of Los Angeles, Wastewater System Series 2015-A, Rev., 5.00%, 6/1/2022	2,750	2,851

Contra Costa County Transportation Authority, Sales Tax

Series A, Rev., 5.00%, 3/1/2023	2,420	2,596

Series A, Rev., 5.00%, 3/1/2024	2,000	2,242

Eastern Municipal Water District, Water and Wastewater System Series C, Rev., 5.00%, 7/1/2022	1,700	1,769

Grossmont Healthcare District

Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,173

Series D, GO, 5.00%, 7/15/2026	1,225	1,438

Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	6,091

Los Angeles Department of Water and Power, Water System Series A, Rev., 5.00%, 7/1/2025	100	118

Novato Unified School District

Series A, GO, 4.00%, 2/1/2022	535	544

Series A, GO, 5.00%, 2/1/2023	685	732

Series A, GO, 5.00%, 8/1/2025	1,500	1,709

Series A, GO, 5.00%, 8/1/2026	1,800	2,048

Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,311

Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	2,098

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Port of Oakland, Intermediate Lien Rev., AMT, 5.00%, 5/1/2024	2,935	3,295

Sacramento Municipal Utility District, Electric

Series E, Rev., 5.00%, 8/15/2022	2,740	2,868

Series E, Rev., 5.00%, 8/15/2027	105	133

San Diego County Regional Transportation Commission, Sales Tax Series A, Rev., 5.00%, 4/1/2022	100	103

San Diego Public Facilities Financing Authority Series 2020A, Rev., 5.00%, 8/1/2027	250	315

San Francisco Bay Area Rapid Transit District, Election of 2004

Series D, GO, 3.00%, 8/1/2022	2,735	2,809

Series 2015D, GO, 5.00%, 8/1/2028	1,685	1,985

San Francisco City and County Public Utilities Commission Wastewater Series 2018C, Rev., 2.13%, 10/1/2023 (c)	10,000	10,295

San Francisco State Building Authority and Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,804

San Francisco Unified School District, Proposition A, Election of 2011 Series B, GO, 5.00%, 6/15/2024	5,190	5,390

Santa Barbara Unified School District

Series A, GO, 4.00%, 8/1/2022	30	31

Series B, GO, 5.00%, 8/1/2026	50	61

Sonoma County Transportation Authority, Limited Tax Rev., 5.00%, 12/1/2024	1,000	1,155

State of California, Various Purpose

Series B, GO, 5.00%, 9/1/2023	2,810	3,083

GO, 5.00%, 11/1/2023	3,560	3,934

GO, 5.00%, 3/1/2026	13,210	15,374

GO, 5.00%, 9/1/2026	4,900	6,009

GO, 4.00%, 8/1/2028	4,000	4,664

GO, 4.00%, 8/1/2029	4,180	4,871

GO, 5.00%, 8/1/2029	7,830	9,513

GO, 4.00%, 8/1/2030	10,000	11,634

Stockton Public Financing Authority

Rev., 5.00%, 3/1/2027	630	753

Rev., 5.00%, 3/1/2029	465	574

Tobacco Securitization Authority of Northern California Rev., 0.45%, 6/1/2030	100	102

University of California Series AK, Rev., 5.00%, 5/15/2023 (c)	11,505	12,460

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	426

Whittier Union High School District GO, 5.00%, 8/1/2023	10,495	11,478

Total California		232,851

Colorado — 1.6%

City of Aurora COP, 4.00%, 12/1/2022	375	393

City of Longmon

Series A, COP, 5.00%, 12/1/2021	100	101

Series A, COP, 5.00%, 12/1/2022	100	106

Series A, COP, 5.00%, 12/1/2024	100	111

Colorado Bridge Enterprise, Tax-Exempt Series 2019A, Rev., 4.00%, 12/1/2027	5,000	5,883

Colorado Health Facilities Authority, Commonspirit Health Series B-2, Rev., 5.00%, 8/1/2026 (c)	10,000	11,850

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Rev., 5.00%, 9/1/2022	150	157

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,060	1,090

Counties of Gunnison, Watershed School District No. 1

Series 2014A, GO, 4.00%, 12/1/2022	300	315

Series 2014A, GO, 5.00%, 12/1/2024 (d)	500	578

County of Eagle COP, 5.00%, 12/1/2022	200	212

Regional Transportation District, Denver Transit Partners

Rev., 5.00%, 1/15/2027	500	607

Rev., 5.00%, 7/15/2027	500	615

Rev., 5.00%, 1/15/2028	250	311

Rev., 5.00%, 7/15/2028	175	220

Rev., 5.00%, 1/15/2029	300	381

Rev., 5.00%, 7/15/2029	135	173

Rev., 5.00%, 1/15/2030	165	214

Rev., 5.00%, 7/15/2030	115	150

University of Colorado, Enterprise System

Series 2017A-2, Rev., 5.00%, 6/1/2022 (d)	820	849

Series 2017A-2, Rev., 5.00%, 6/1/2022	260	270

Series A, Rev., 5.00%, 6/1/2022 (d)	2,590	2,682

Series A, Rev., 5.00%, 6/1/2022	560	581

Total Colorado		27,849

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	105

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Connecticut — 2.4%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series E, Subseries E-3, Rev., 1.63%, 9/10/2021 (c)	400	400

Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-2, Rev., 5.00%, 1/1/2027 (c)	7,750	9,454

State of Connecticut

GO, 5.00%, 7/15/2022	4,750	4,953

GO, 5.00%, 7/15/2023	4,260	4,648

GO, 5.00%, 7/15/2024	7,060	8,033

Series 2020C, GO, 4.00%, 6/1/2032	1,000	1,232

State of Connecticut, Special Tax Transportation Infrastructure Purposes Series C, Rev., 5.00%, 10/1/2026	10,000	12,265

Total Connecticut		40,985

District of Columbia — 0.2%

Metropolitan Washington Airports Authority Aviation Series 2013C, Rev., 5.00%, 10/1/2021	1,475	1,481

Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,390

Total District of Columbia		2,871

Florida — 1.5%

County of Miami-Dade, Aviation Series 2020A, Rev., 5.00%, 10/1/2032	2,000	2,625

Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology

Rev., 5.00%, 10/1/2022	115	120

Rev., 5.00%, 10/1/2023	125	137

JEA Water and Sewer System Series A, Rev., 5.00%, 10/1/2025	250	297

Miami-Dade County Expressway Authority, Toll System Series 2014A, Rev., 5.00%, 7/1/2022	625	649

State of Florida, Department of Transportation, Right-of- Way Acquisition and Bridge Construction Series 2021A, GO, 5.00%, 7/1/2028	3,675	4,725

State of Florida, State Board of Education, Lottery Series B, Rev., 5.00%, 7/1/2027	8,540	10,417

Volusia County School Board

Series 2021A, COP, 5.00%, 8/1/2025	1,685	1,986

Series 2021A, COP, 5.00%, 8/1/2026	1,425	1,734

Series 2021A, COP, 5.00%, 8/1/2027	1,965	2,457

Total Florida		25,147

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — 2.1%

Atlanta Development Authority, Panther Place LLC Project

Series 2015A-1, Rev., 5.00%, 7/1/2027	1,000	1,161

Series 2015A-1, Rev., 5.00%, 7/1/2028	1,000	1,159

Cook County School District, Sales Tax GO, 5.00%, 10/1/2021	1,495	1,501

Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project

Rev., 5.00%, 7/1/2023	325	353

Rev., 5.00%, 7/1/2025	250	292

Rev., 5.00%, 7/1/2026	275	332

Rev., 5.00%, 7/1/2028	375	461

Rev., 4.00%, 7/1/2032	1,000	1,150

Development Authority for Fulton County, Tech Athletic

Rev., 5.00%, 10/1/2022 (d)	4,855	5,106

Rev., 5.00%, 10/1/2022	145	152

Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2030	10,755	14,461

State of Georgia

Series 2016E, GO, 5.00%, 12/1/2025	6,750	8,084

Series F, GO, 5.00%, 7/1/2028	2,000	2,462

Total Georgia		36,674

Guam — 0.2%

Territory of Guam (Guam)

Series F, Rev., 5.00%, 1/1/2028 (f)	250	306

Series F, Rev., 5.00%, 1/1/2029 (f)	750	934

Series F, Rev., 5.00%, 1/1/2030 (f)	750	949

Series F, Rev., 5.00%, 1/1/2031 (f)	750	969

Total Guam		3,158

Hawaii — 0.5%

City and County of Honolulu Series A, GO, 5.00%, 10/1/2029	675	797

State of Hawaii Series EF, GO, 5.00%, 11/1/2021	7,640	7,702

Total Hawaii		8,499

Illinois — 7.2%

Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2027	200	235

Carol Stream Park District, Limited Tax Series 2020A, GO, 4.00%, 11/1/2028	145	173

Champaign County Community Unit School District No. 4 Champaign

GO, 4.00%, 6/1/2028	1,255	1,491

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

GO, 4.00%, 6/1/2029	1,000	1,205

GO, 4.00%, 6/1/2030	1,285	1,579

Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation

Series 2020A, GO, Zero Coupon, 1/1/2025	960	938

Series 2020A, GO, Zero Coupon, 1/1/2027	385	365

Series 2020A, GO, Zero Coupon, 1/1/2028	570	529

Chicago O’Hare International Airport, General Airport, Senior Lien

Series 2020B, Rev., 5.00%, 1/1/2028	1,000	1,259

Series 2020A, Rev., 5.00%, 1/1/2029	4,390	5,655

Series 2020A, Rev., 5.00%, 1/1/2030	4,605	6,058

Series 2020E, Rev., 5.00%, 1/1/2031	4,620	6,038

Chicago Transit Authority Capital Grant Receipts Rev., 5.00%, 6/1/2029	1,875	2,434

City of Chicago

Series 2015C, GO, 5.00%, 1/1/2022 (d)	3,335	3,387

Series 2015C, GO, 5.00%, 1/1/2022	1,665	1,691

City of Waukegan

Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,260

Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,352

Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,461

City of Waukegan, First Lien, Water and Sewer System

Series C, Rev., AGM, 5.00%, 12/30/2023	535	589

Series C, Rev., AGM, 5.00%, 12/30/2026	680	821

Series C, Rev., AGM, 5.00%, 12/30/2027	710	876

Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,490

Cook County Community School District No. 97, Oak Park

GO, 4.00%, 1/1/2028	500	594

GO, 4.00%, 1/1/2029	375	450

GO, 4.00%, 1/1/2030	285	340

Cook County High School District No. 207 Maine Township

Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,402

Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,462

Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,387

Cook County School District No. 69, Skokie, Limited Tax

GO, 4.00%, 12/1/2026	470	548

GO, 4.00%, 12/1/2027	490	581

GO, 4.00%, 12/1/2028	545	655

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

GO, 4.00%, 12/1/2029	515	631

GO, 4.00%, 12/1/2030	200	242

GO, 4.00%, 12/1/2031	820	984

Cook County School District No. 99 Cicero, Limited Tax

Series 2019B, GO, 5.00%, 12/1/2024	505	572

Series 2019B, GO, 5.00%, 12/1/2025	515	601

Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2023	5	6

Cook County, Proviso Township High School District No. 209, Limited Tax

GO, 5.00%, 12/1/2022	2,975	3,147

GO, 5.00%, 12/1/2023	2,350	2,576

County of Du Page, Courthouse Project GO, 5.00%, 1/1/2024	335	371

DeKalb County Community Unit School District No. 428 DeKalb

GO, 4.00%, 1/1/2028	1,265	1,502

GO, 4.00%, 1/1/2029	650	780

GO, 4.00%, 1/1/2030	600	715

GO, 4.00%, 1/1/2031	1,000	1,182

Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	680

Glenview Park District

GO, 5.00%, 12/1/2026	300	364

GO, 5.00%, 12/1/2029	350	433

Grundy and Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,360

Illinois Finance Authority, Clean Water Initiative Revolving Fund Series 1998B, Rev., 5.00%, 1/1/2029	4,000	4,794

Illinois Finance Authority, DePaul University

Rev., 5.00%, 10/1/2023	200	219

Rev., 5.00%, 10/1/2025	300	354

Rev., 5.00%, 10/1/2028	250	301

Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project

Rev., 4.00%, 1/15/2030	1,960	2,337

Rev., 4.00%, 1/15/2032	2,120	2,512

Illinois Finance Authority, Silver Cross Hospital and Medical Centers Series 2015C, Rev., 5.00%, 8/15/2022	500	522

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	107

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Kane and DeKalb Counties Community Unit School District No. 301 GO, 5.00%, 1/1/2027	355	430

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	139

Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	252

Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	124

Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	78

Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	162

Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	78

Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	48

Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	95

Lincoln Land Community College District No. 526

GO, 4.00%, 12/15/2021 (d)	440	445

GO, 5.00%, 12/15/2021	305	309

Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community

GO, AGM, 4.00%, 5/1/2025	400	445

GO, AGM, 4.00%, 5/1/2026	200	228

GO, AGM, 4.00%, 5/1/2028	350	410

GO, AGM, 4.00%, 5/1/2029	1,000	1,163

Peoria County Community Unit School District No. 309 Brimfield

GO, AGM, 4.00%, 4/1/2026	750	863

GO, AGM, 4.00%, 4/1/2027	780	915

GO, AGM, 4.00%, 4/1/2028	410	489

GO, AGM, 4.00%, 4/1/2029	240	291

GO, AGM, 4.00%, 4/1/2030	375	451

Peoria Public Building Commission

Series A, Rev., AGM, 4.00%, 12/1/2025	700	791

Series A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,156

Series A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,483

Series A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,499

Series A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,989

Sales Tax Securitization Corp.

Series C, Rev., 5.00%, 1/1/2024	3,000	3,317

Series C, Rev., 5.00%, 1/1/2025	4,250	4,878

Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,458

State of Illinois Series D, GO, 5.00%, 11/1/2023	5,000	5,496

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

State of Illinois Sales Tax

Series A, Rev., 5.00%, 6/15/2022	4,600	4,776

Series A, Rev., 5.00%, 6/15/2023	4,600	4,994

University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 9/10/2021	2,500	2,685

Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	1,011

Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2029	250	300

Total Illinois		123,738

Indiana — 1.9%

City of Evansville, Sewage Works Rev., 4.00%, 7/1/2027	985	1,165

City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	5,488

Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,091

Indiana Finance Authority, Indiana University Health Obligated Group

Series C, Rev., 5.00%, 12/1/2021	2,355	2,383

Series B, Rev., 2.25%, 7/1/2025 (c)	5,000	5,297

Indiana Finance Authority, Indianapolis Power and Light Co. Project

Rev., 0.75%, 4/1/2026 (c)	3,000	2,994

Rev., AMT, 0.95%, 4/1/2026 (c)	4,525	4,493

Series 2021A, Rev., 1.40%, 8/1/2029	7,000	7,010

New Albany-Floyd County School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	835	870

Purdue University, Student Fee

Series DD, Rev., 5.00%, 7/1/2025	870	1,025

Series DD, Rev., 5.00%, 7/1/2027	10	13

Total Indiana		31,829

Iowa — 0.7%

Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.60%, 9/9/2021 (b) (e)	12,350	12,350

Kansas — 1.1%

Butler County, Unified School District No. 375 Circle Series 2014-1, GO, 4.00%, 9/1/2022 (d)	200	208

City of Wichita, Sales Tax, River District Stadium Star Bond Project

Rev., 5.00%, 9/1/2025	300	351

Rev., 5.00%, 9/1/2026	465	562

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kansas — continued

City of Wichita, Water and Sewer Utility Series 2014A, Rev., 5.00%, 10/1/2022	2,200	2,316

Kansas Development Finance Authority, State of Kansas Project Series F, Rev., 4.00%, 11/1/2029	6,820	8,116

Overland Park Development Corp., Overland Park Convention Center Hotel

Rev., 4.00%, 3/1/2022	1,455	1,460

Rev., 5.00%, 3/1/2023	1,520	1,556

Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025	1,750	2,066

University of Kansas Hospital Authority, Health System Series 2017A, Rev., 5.00%, 3/1/2024	275	307

Wyandotte County Unified School District No. 202 Turner

Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	468

Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	265

Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	402

Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	503

Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	469

Total Kansas		19,049

Kentucky — 1.1%

Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL-RE, 5.00%, 9/1/2023	240	262

Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2024 (c)	2,500	2,721

Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2020D, Rev., 5.00%, 10/1/2029 (c)	10,500	13,657

Northern Kentucky University Series A, Rev., 5.00%, 9/1/2024	1,310	1,460

Total Kentucky		18,100

Louisiana — 1.4%

City of Shreveport, Water and Sewer, Junior Lien

Series C, Rev., 3.00%, 12/1/2021 (d)	175	176

Series C, Rev., 5.00%, 12/1/2022	270	285

Series 2018C, Rev., 5.00%, 12/1/2023	365	403

Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	455

Series 2018C, Rev., 5.00%, 12/1/2025	915	1,085

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued

Series 2018C, Rev., 5.00%, 12/1/2026	500	612

Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	440

Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	753

Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	641

Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	384

Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	7,052

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.67%, 9/9/2021 (b)	10,000	10,023

Louisiana Public Facilities Authority, Tulane University Project

Rev., 5.00%, 12/15/2022	230	244

Rev., 5.00%, 12/15/2025	250	298

Series 2020A, Rev., 5.00%, 4/1/2027	150	185

Series 2020A, Rev., 5.00%, 4/1/2028	165	209

Series 2020A, Rev., 5.00%, 4/1/2029	220	284

Series 2020A, Rev., 5.00%, 4/1/2030	130	171

Series 2020A, Rev., 5.00%, 4/1/2031	150	196

Total Louisiana		23,896

Maryland — 0.6%

County of Montgomery, Consolidated Public Improvement Series 2018A, GO, 5.00%, 11/1/2027	2,800	3,549

State of Maryland Department of Transportation Rev., 5.00%, 10/1/2025	6,100	7,263

Total Maryland		10,812

Massachusetts — 3.2%

City of Boston Series 2014A, GO, 5.00%, 3/1/2023	7,360	7,901

Commonwealth of Massachusetts Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 0.63%, 11/1/2021 (b)	3,000	3,014

Commonwealth of Massachusetts, Consolidated Loan of 2015 Series D, GO, 4.00%, 9/1/2030	8,290	9,396

Massachusetts Bay Transportation Authority, Sales Tax Series 2021A-1, Rev., 5.00%, 7/1/2028	785	1,009

Massachusetts Clean Water Trust (The), Revolving Funds Rev., 5.00%, 8/1/2025	6,775	8,015

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	109

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

Massachusetts Development Finance Agency, Northeastern University Issue

Series 2020A, Rev., 5.00%, 10/1/2027	1,000	1,258

Series 2020A, Rev., 5.00%, 10/1/2028	1,000	1,289

Series 2020A, Rev., 5.00%, 10/1/2030	660	888

Series 2020A, Rev., 5.00%, 10/1/2031	585	779

Series 2020A, Rev., 5.00%, 10/1/2032	425	564

Series 2020A, Rev., 5.00%, 10/1/2033	450	595

Series 2020A, Rev., 5.00%, 10/1/2034	500	659

Series 2020A, Rev., 5.00%, 10/1/2035	1,000	1,315

Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.52%, 9/9/2021 (b)	10,000	10,018

Massachusetts Development Finance Agency, Suffolk University Issue

Rev., 5.00%, 7/1/2025	525	612

Rev., 5.00%, 7/1/2026	435	523

Rev., 5.00%, 7/1/2027	420	518

Rev., 5.00%, 7/1/2028	525	658

Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2023	4,840	5,258

Total Massachusetts		54,269

Michigan — 1.9%

Avondale School District, Unlimited Tax Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,406

City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2022	350	356

City of Royal Oak, Limited Tax, Capital Improvement

GO, 5.00%, 4/1/2027	625	770

GO, 5.00%, 4/1/2028	245	309

Gerald R Ford International Airport Authority, Limited Tax

Rev., GTD, 5.00%, 1/1/2023	1,560	1,661

Rev., GTD, 5.00%, 1/1/2024	1,400	1,557

Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	906

Jackson Public Schools, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2025	570	644

GO, Q-SBLF, 4.00%, 5/1/2026	885	1,032

GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,287

Kalamazoo Public Schools, Unlimited Tax GO, 5.00%, 5/1/2022	1,000	1,032

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Michigan Finance Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2021	2,250	2,259

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,624

Michigan Strategic Fund, The Detroit Edison Co. Series CC, Rev., VRDO, 1.45%, 9/1/2021 (c)	2,600	2,600

Northville Public Schools, School Building and Site

Series II, GO, 5.00%, 5/1/2027	375	464

Series II, GO, 5.00%, 5/1/2028	600	760

Series II, GO, 5.00%, 5/1/2029	250	323

Troy School District, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2022	500	516

University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024 (c)	10,650	11,522

Total Michigan		33,028

Minnesota — 0.4%

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2024	210	231

Series 2019C, COP, 5.00%, 2/1/2024	295	325

Series 2019B, COP, 5.00%, 2/1/2025	185	211

Series 2019C, COP, 5.00%, 2/1/2025	310	354

Series 2019B, COP, 5.00%, 2/1/2026	195	229

Series 2019C, COP, 5.00%, 2/1/2026	320	376

Series 2019B, COP, 5.00%, 2/1/2027	185	223

Series 2019B, COP, 5.00%, 2/1/2028	175	216

Series 2019C, COP, 5.00%, 2/1/2028	350	434

Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2022	1,000	1,016

Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.

Rev., 4.00%, 12/1/2024	100	110

Rev., 4.00%, 12/1/2025	185	209

Rev., 4.00%, 12/1/2026	185	213

Rev., 4.00%, 12/1/2027	195	228

Rev., 4.00%, 12/1/2028	240	284

Western Minnesota Municipal Power Agency, Power Supply

Series A, Rev., 5.00%, 1/1/2023	1,500	1,596

Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,110

Total Minnesota		7,365

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — 0.7%

County of Harrison, Tax-Exempt

Series A, GO, 5.00%, 10/1/2027	800	1,005

Series A, GO, 5.00%, 10/1/2028	345	444

Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2031	3,105	3,963

Mississippi Business Finance Corp., Pollution Control, Power Company Project Rev., 3.20%, 9/1/2028	4,000	4,201

State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,787

Total Mississippi		11,400

Missouri — 0.5%

City of Chesterfield COP, 5.00%, 12/1/2021	1,000	1,012

City of St. Louis, St. Louis Lambert International Airport

Rev., 5.00%, 7/1/2022	1,000	1,040

Rev., 5.00%, 7/1/2023	1,080	1,175

City of St. Peters

COP, 4.00%, 5/1/2026	705	813

COP, 4.00%, 5/1/2027	730	860

COP, 4.00%, 5/1/2028	760	910

COP, 4.00%, 5/1/2029	760	921

COP, 4.00%, 5/1/2030	545	669

County of Greene, Special Obligation

Rev., 4.00%, 12/1/2028	300	361

Rev., 4.00%, 12/1/2029	200	243

Health and Educational Facilities Authority of the State of Missouri, State University Rev., 4.00%, 10/1/2021	300	301

North Kansas City School District 74, Improvement Bonds, Missouri Direct Deposit Program GO, 5.00%, 3/1/2022	350	359

Total Missouri		8,664

Montana — 0.1%

Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 12/1/2023	515	571

Missoula County Elementary School District No. 1, School Building GO, 5.00%, 7/1/2024	520	590

State of Montana, Long-Range Building Program GO, 5.00%, 8/1/2022	1,000	1,044

Total Montana		2,205

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — 1.3%

County of Sarpy, Limited Tax GO, 5.00%, 6/1/2026	2,320	2,815

Omaha School District, Omaha Public Schools

GO, 5.00%, 12/15/2029	6,665	8,866

GO, 5.00%, 12/15/2030	6,800	9,224

Southeast Community College, Tax Supported

COP, 5.00%, 12/15/2021	200	203

COP, 5.00%, 12/15/2026	275	340

COP, 5.00%, 12/15/2027	495	626

COP, 5.00%, 12/15/2028	540	690

Total Nebraska		22,764

New Hampshire — 0.3%

New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,443

State of New Hampshire Series A, GO, 5.00%, 3/1/2026	2,880	3,345

Total New Hampshire		5,788

New Jersey — 4.5%

City of Newark

Series 2020A, GO, AGM, 5.00%, 10/1/2027	1,000	1,233

Series 2020A, GO, AGM, 5.00%, 10/1/2028	750	943

New Jersey Economic Development Authority, School Facilities Construction

Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,754

Series DDD, Rev., 5.00%, 6/15/2026	1,840	2,220

Rev., 5.00%, 6/15/2027	435	538

Rev., 5.00%, 6/15/2028	400	505

Rev., 5.00%, 6/15/2029	500	641

Rev., 5.00%, 6/15/2030	275	358

Rev., 5.00%, 6/15/2031	500	657

New Jersey Institute of Technology, Tax-Exempt

Series 2020A, Rev., 5.00%, 7/1/2027	175	216

Series 2020A, Rev., 5.00%, 7/1/2028	200	253

Series 2020A, Rev., 5.00%, 7/1/2029	270	350

Series 2020A, Rev., 5.00%, 7/1/2030	415	534

Series 2020A, Rev., 5.00%, 7/1/2032	725	925

New Jersey Transportation Trust Fund Authority Series 2021A, Rev., 5.00%, 6/15/2027	3,700	4,574

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A, Rev., 5.00%, 6/15/2028	3,000	3,585

Series A, Rev., 5.00%, 6/15/2029	5,350	6,376

Series A, Rev., 5.00%, 6/15/2031	4,750	5,629

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	111

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

New Jersey Turnpike Authority Series C-6, Rev., (ICE LIBOR USD 1 Month + 0.75%), 0.82%, 10/1/2021 (b)	10,000	10,037

Passaic Valley Sewerage Commission, Sewer System

Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	7,223

Series J, Rev., AGM, 3.00%, 12/1/2028	6,465	7,407

Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	7,533

State of New Jersey, COVID-19 Emergency Bonds GO, 5.00%, 6/1/2025	7,330	8,568

State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	4,119

Township of South Brunswick GO, 5.00%, 9/1/2022	425	446

Total New Jersey		76,624

New Mexico — 0.2%

County of Sandoval

GO, 5.00%, 8/1/2024	1,100	1,250

GO, 5.00%, 8/1/2025	500	590

GO, 5.00%, 8/1/2026	650	790

Total New Mexico		2,630

New York — 7.9%

Bedford Central School District, Boces Project GO, 5.00%, 11/15/2022	2,410	2,552

City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	628

City of New York, Fiscal Year 2020 Series 2020-1, GO, 4.00%, 8/1/2027	2,450	2,921

County of Monroe

GO, 5.00%, 6/1/2028	350	449

GO, 5.00%, 6/1/2029	400	525

County of Orange, Public Improvement GO, 5.00%, 2/1/2023	1,000	1,069

Floral Park-Bellerose Union Free School District

GO, 5.00%, 12/1/2028	640	833

GO, 4.00%, 12/1/2029	670	823

Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,127

Long Island Power Authority, Electric System

Rev., 5.00%, 9/1/2025	500	592

Rev., 5.00%, 9/1/2027	500	628

Rev., 5.00%, 9/1/2028	750	943

Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2026	365	446

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Metropolitan Transportation Authority Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,431

Metropolitan Transportation Authority, Dedicated Tax Fund Subseries 2017B-2, Rev., 4.00%, 11/15/2032	4,000	4,658

Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series 2014B, Rev., 5.00%, 7/1/2023	800	869

New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 4.00%, 1/1/2032	1,000	1,238

New York City Industrial Development Agency, Yankee Stadium Project

Rev., AGM, 5.00%, 3/1/2028	1,000	1,264

Rev., AGM, 5.00%, 3/1/2029	2,000	2,586

Rev., AGM, 4.00%, 3/1/2031	2,500	3,071

Rev., AGM, 4.00%, 3/1/2032	1,500	1,837

New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2026	5,000	5,940

New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center

Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,218

Series 1, Rev., 4.00%, 7/1/2031	4,255	5,218

New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,966

New York State Dormitory Authority, New School University Series 2015A, Rev., 5.00%, 7/1/2024	1,100	1,243

New York State Dormitory Authority, New York University Series 2019A, Rev., 5.00%, 7/1/2027	4,630	5,809

New York State Dormitory Authority, St. John’s University

Series 2021A, Rev., 4.00%, 7/1/2029	475	579

Series 2021A, Rev., 4.00%, 7/1/2030	550	679

Series 2021A, Rev., 4.00%, 7/1/2031	1,300	1,623

Series 2021A, Rev., 4.00%, 7/1/2032	1,100	1,368

Series 2021A, Rev., 4.00%, 7/1/2033	1,000	1,239

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2034	5,965	7,917

New York State Dormitory Authority, State Sales Tax Series 2017A, Rev., 5.00%, 3/15/2024	6,135	6,886

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	9,763

New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt

Rev., 5.00%, 12/1/2027	800	991

Rev., 5.00%, 12/1/2028	500	632

Niagara Frontier Transportation Authority, Buffalo Niagara International Airport

Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	332

Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	340

Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	4,325	4,740

Sales Tax Asset Receivable Corp., Fiscal Year 2015

Series 2015A, Rev., 5.00%, 10/15/2022 (d)	4,800	5,063

Series 2015A, Rev., 5.00%, 10/15/2024 (d)	4,500	5,173

Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	462

State of New York Series 2019A, GO, 5.00%, 3/1/2026	3,250	3,929

Syracuse Industrial Development Agency, School District Project

Series 2020A, Rev., 5.00%, 5/1/2030	555	704

Series 2018A, Rev., 5.00%, 5/1/2033	1,245	1,489

Town of East Hampton GO, 5.00%, 5/15/2023	1,000	1,083

Town of Oyster Bay, Public Improvement

GO, 4.00%, 11/1/2026	800	933

GO, 4.00%, 11/1/2027	675	800

Triborough Bridge and Tunnel Authority Series A, Rev., 5.00%, 11/15/2024	3,290	3,553

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2021A, Rev., BAN, 5.00%, 11/1/2025	5,000	5,957

Series 2021A-2, Rev., 2.00%, 5/15/2028 (c)	10,000	10,693

White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,757

Total New York		135,569

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — 1.3%

North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (c)	13,805	14,799

State of North Carolina, Build NC Programs, Limited Obligation Series 2017B, Rev., 5.00%, 9/10/2021	700	723

University of North Carolina at Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.47%, 10/1/2021 (b)	5,750	5,762

Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	489

Total North Carolina		21,773

Ohio — 1.3%

Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	375	378

American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (c)	5,000	5,008

City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements

Series 2018A, Rev., 5.00%, 10/1/2025	150	178

Series 2018A, Rev., 5.00%, 10/1/2027	250	314

Series 2018A, Rev., 5.00%, 10/1/2028	250	316

City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	230

County of Franklin, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 0.45%, 9/10/2021 (b)	4,000	4,000

County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati Series A, Rev., 5.00%, 12/1/2021	1,375	1,392

County of Lake, Hospital Facilities, Lake Hospital System, Inc.

Rev., 5.00%, 8/15/2023	1,445	1,573

Rev., 5.00%, 8/15/2024	1,655	1,869

Cuyahoga Community College District, Facilities Construction and Improvement GO, 5.00%, 12/1/2028	2,300	2,780

Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project

Rev., 5.00%, 12/1/2025	250	290

Rev., 5.00%, 12/1/2026	625	743

Rev., 5.00%, 12/1/2029	800	1,005

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	113

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 0.09%, 9/7/2021 (c)	2,500	2,500

Total Ohio		22,576

Oklahoma — 2.4%

Bryan County School Finance Authority, Durant Public Schools Project

Rev., 4.00%, 12/1/2028	385	466

Rev., 4.00%, 12/1/2029	415	510

Rev., 4.00%, 12/1/2030	435	531

Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project

Rev., 5.00%, 9/1/2025	365	418

Rev., 5.00%, 9/1/2026	820	962

Rev., 5.00%, 9/1/2027	1,250	1,496

Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 4.00%, 6/1/2027	9,000	10,690

Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	3,050	3,564

Custer County Economic Development Authority, Thomas Fay Public Schools

Rev., 4.00%, 12/1/2025	700	786

Rev., 4.00%, 12/1/2027	1,255	1,452

Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project

Rev., 5.00%, 9/1/2028	375	477

Rev., 5.00%, 9/1/2029	1,175	1,489

Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2029	300	367

Muskogee Industrial Trust, Muskogee Public Schools Project

Rev., 5.00%, 9/1/2024	890	1,000

Rev., 5.00%, 9/1/2025	850	984

Rev., 5.00%, 9/1/2026	1,800	2,138

Rev., 5.00%, 9/1/2027	480	583

Rev., 4.00%, 9/1/2028	2,500	2,931

Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project

Rev., 5.00%, 10/1/2022	500	526

Rev., 5.00%, 10/1/2023	355	389

Rev., 5.00%, 10/1/2025	1,000	1,176

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — continued

Pittsburg County Educational Facilities Authority, McAlester Public Schools Project

Rev., 4.00%, 12/1/2027	125	147

Rev., 4.00%, 12/1/2028	175	207

Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project Rev., 5.00%, 9/1/2021	2,000	2,000

University of Oklahoma (The), Tax Exempt

Series 2020B, Rev., 5.00%, 7/1/2026	810	977

Series 2020B, Rev., 5.00%, 7/1/2027	430	532

Series 2020B, Rev., 5.00%, 7/1/2028	455	577

Series 2020B, Rev., 5.00%, 7/1/2029	480	622

Series 2020B, Rev., 5.00%, 7/1/2032	1,105	1,440

Wagoner County School Development Authority, Wagoner Public Schools Project

Rev., 4.00%, 9/1/2025	625	696

Rev., 4.00%, 9/1/2027	725	832

Rev., 4.00%, 9/1/2028	300	348

Total Oklahoma		41,313

Oregon — 0.2%

City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	44

Port of Portland, International Airport

Series 23, Rev., 5.00%, 7/1/2023	1,000	1,088

Series 23, Rev., 5.00%, 7/1/2024	1,595	1,809

Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021B-1, Rev., 2.50%, 11/15/2028	500	504

Total Oregon		3,445

Pennsylvania — 7.2%

Allegheny County Sanitary Authority, Sewer

Rev., 5.00%, 12/1/2021	3,500	3,542

Rev., 5.00%, 12/1/2022	3,000	3,181

Rev., 5.00%, 12/1/2023	4,000	4,428

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2023	1,000	1,071

Rev., 5.00%, 11/1/2024	1,000	1,100

Charleroi Borough Authority Water System

Rev., AGM, 4.00%, 12/1/2024	175	194

Rev., AGM, 4.00%, 12/1/2025	150	171

Rev., AGM, 4.00%, 12/1/2026	100	116

Rev., AGM, 4.00%, 12/1/2027	125	148

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Chester County Health and Education Facilities Authority, Main Line Health System

Series 2020A, Rev., 5.00%, 9/1/2026	250	305

Series 2020A, Rev., 5.00%, 9/1/2027	200	251

Series 2020A, Rev., 5.00%, 9/1/2028	175	225

Series 2020A, Rev., 5.00%, 9/1/2029	175	230

City of Philadelphia, Water and Wastewater System

Series A, Rev., 5.00%, 7/1/2022	1,510	1,571

Series 2014A, Rev., 5.00%, 7/1/2024	2,595	2,945

City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2027	350	437

Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2022	555	575

Commonwealth of Pennsylvania Series 2011, GO, 4.00%, 11/15/2021 (d)	5,000	5,040

County of Chester GO, 4.00%, 7/15/2028	2,500	3,063

County of Lackawanna

Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,745

Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,792

Series 2020B, GO, 4.00%, 9/1/2029	1,525	1,828

County of Northampton

Series A, GO, 4.00%, 10/1/2026	750	867

Series A, GO, 4.00%, 10/1/2027	1,565	1,811

Series A, GO, 4.00%, 10/1/2028	920	1,060

County of Westmoreland Series A, GO, 5.00%, 8/15/2028	3,000	3,810

Lehigh County Industrial Development Authority, PPL Electric Utilities Corp. Project

Series 2016B, Rev., 1.80%, 8/15/2022 (c)	4,000	4,056

Series 2016A, Rev., 1.80%, 9/1/2022 (c)	2,500	2,537

Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,133

Panther Valley School District

GO, 2.00%, 10/15/2026	750	773

GO, 2.00%, 10/15/2027	680	697

GO, 2.00%, 10/15/2028	300	306

GO, 2.00%, 10/15/2029	300	304

Penn Hills School District

GO, 5.00%, 10/1/2026	4,845	5,864

GO, 5.00%, 10/1/2027	3,585	4,453

GO, 5.00%, 10/1/2028	3,585	4,558

GO, 5.00%, 10/1/2029	3,815	4,952

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series 2015C, Rev., 5.00%, 10/1/2022	5,055	5,323

Pennsylvania Turnpike Commission

Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.62%, 9/9/2021 (b)	13,000	13,096

Series A, Rev., 5.00%, 12/1/2021	655	663

Pittsburgh Water and Sewer Authority, First Lien Series A, Rev., 5.00%, 9/1/2023	270	295

Quaker Valley School District

GO, 5.00%, 10/1/2028	350	451

GO, 5.00%, 10/1/2029	425	560

GO, 5.00%, 10/1/2030	250	332

Schuylkill Valley School District

GO, 5.00%, 4/1/2022	255	262

GO, 5.00%, 4/1/2022 (d)	95	98

Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,644

Southcentral General Authority, Wellspan Health Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024	380	430

Southeastern Pennsylvania Transportation Authority

Rev., 5.00%, 6/1/2027	635	790

Rev., 5.00%, 6/1/2028	2,265	2,882

Rev., 5.00%, 6/1/2029	3,115	4,052

Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax

Rev., AGM, 5.00%, 2/1/2028	2,590	3,275

Rev., AGM, 5.00%, 2/1/2029	2,750	3,560

Rev., AGM, 5.00%, 2/1/2030	2,925	3,814

Rev., AGM, 5.00%, 2/1/2031	4,750	6,165

State Public School Building Authority, Community College of Philadelphia Project Rev., 5.00%, 6/15/2024	2,625	2,946

Upper St. Clair Township School District

Series 2019B, GO, 4.00%, 10/1/2028	575	672

Series 2019B, GO, 4.00%, 10/1/2029	420	489

Total Pennsylvania		122,938

Rhode Island — 0.3%

Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., GAN, 5.00%, 6/15/2022	25	26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	115

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Rhode Island — continued

Rhode Island Health and Educational Building Corp., Public School Financing Program

Series 2021F, Rev., 4.00%, 5/15/2027	1,200	1,425

Series 2021F, Rev., 4.00%, 5/15/2028	1,650	1,989

Series 2021F, Rev., 4.00%, 5/15/2029	2,000	2,448

Total Rhode Island		5,888

South Carolina — 0.5%

Piedmont Municipal Power Agency

Series 2021A, Rev., 3.00%, 1/1/2022	4,405	4,446

Series 2021A, Rev., 3.00%, 1/1/2023	3,315	3,440

Total South Carolina		7,886

South Dakota — 0.1%

South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group

Series B, Rev., 4.00%, 11/1/2021	500	503

Series B, Rev., 5.00%, 11/1/2022	375	396

Total South Dakota		899

Tennessee — 1.6%

County of Hamilton Series 2020B, GO, 5.00%, 3/1/2027	2,685	3,340

County of Rutherford Series A, GO, 5.00%, 4/1/2026	1,165	1,359

State of Tennessee

Series A, GO, 4.00%, 8/1/2022 (d)	7,000	7,249

Series 2021A, GO, 5.00%, 11/1/2033	3,980	5,470

Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	6,500	7,763

Tennessee Energy Acquisition Corp., Gas Project

Series A, Rev., 4.00%, 5/1/2022	1,460	1,497

Series A, Rev., 4.00%, 5/1/2023	1,400	1,488

Total Tennessee		28,166

Texas — 4.8%

Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,402

Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,161

Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project

Series 2018C, Rev., 5.00%, 8/1/2026	250	305

Series 2018C, Rev., 5.00%, 8/1/2027	200	251

Series 2018C, Rev., 5.00%, 8/1/2029	325	401

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Austin Convention Enterprises, Inc., Convention Center Hotel First Tier Series 2017A, Rev., 5.00%, 1/1/2022	750	759

Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	1,545	1,550

City of Austin, Airport System

Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,337

Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	709

Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	758

City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	586

City of Denton GO, 5.00%, 2/15/2023	1,045	1,118

City of El Paso GO, 5.00%, 8/15/2025	4,035	4,756

City of Galveston, Certificates of Obligation GO, 4.00%, 5/1/2024	635	697

City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,238

City of Houston, Public Improvement Series A, GO, 5.00%, 3/1/2025	1,195	1,390

City of San Antonio, Electric and Gas Systems Series B, Rev., 2.00%, 12/1/2021 (c)	6,480	6,490

County of Galveston, Unlimited Tax

GO, 4.00%, 2/1/2024	980	1,066

GO, 4.00%, 2/1/2025	800	897

Cypress-Fairbanks Independent School District, Unlimited Tax Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2026	3,855	4,634

Forney Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,493

Grand Parkway Transportation Corp., System Toll Rev., BAN, 5.00%, 2/1/2023	10,000	10,656

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	2,188

Harris County Fresh Water Supply District No. 61 GO, AGM, 3.00%, 9/1/2025	530	584

Hereford Independent School District, School Building, Unlimited Tax

GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,667

GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,727

Houston Community College System, Limited Tax GO, 5.00%, 2/15/2023 (d)	1,000	1,071

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Irving Hospital Authority, Baylor Scott and White Medical Center

Series 2017B, Rev., (SIFMA Municipal Swap Index Yield + 1.10%), 1.12%, 9/9/2021 (b)	1,665	1,673

Series 2017A, Rev., 5.00%, 10/15/2022	250	263

Series 2017A, Rev., 5.00%, 10/15/2028	250	295

Series 2017A, Rev., 5.00%, 10/15/2029	500	588

Katy Independent School District, School Building GO, PSF-GTD, 4.00%, 2/15/2027	290	306

Klein Independent School District, Unlimited Tax Series B, GO, 5.00%, 8/1/2029	525	619

Lewisville Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/15/2025	750	820

GO, PSF-GTD, 5.00%, 8/15/2026	750	819

GO, PSF-GTD, 5.00%, 8/15/2027	650	710

Lower Colorado River Authority

Series B, Rev., 5.00%, 5/15/2022 (d)	60	62

Series B, Rev., 5.00%, 5/15/2023	4,700	4,859

North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,865

Odessa Junior College District, Consolidated Fund

Rev., AGM, 4.00%, 7/1/2022	740	763

Rev., AGM, 4.00%, 7/1/2023	950	1,016

Rev., AGM, 4.00%, 7/1/2025	440	499

Rev., AGM, 4.00%, 7/1/2026	300	348

Rev., AGM, 4.00%, 7/1/2027	430	508

Pasadena Independent School District, School Building, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,112

Richardson Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	3,165	4,008

S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	692

Southside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	250	262

Southwest Higher Education Authority, Inc., Southern Methodist University Project

Rev., 5.00%, 10/1/2021	425	427

Rev., 5.00%, 10/1/2022	400	421

Rev., 5.00%, 10/1/2023	400	438

Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	1,520	1,783

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

West Travis County Public Utility Agency

Rev., 5.00%, 8/15/2022	545	570

Rev., 5.00%, 8/15/2023	325	354

Rev., 5.00%, 8/15/2027	350	434

Wichita Falls Independent School District, Unlimited Tax

GO, PSF-GTD, 4.00%, 2/1/2028	1,100	1,326

GO, PSF-GTD, 4.00%, 2/1/2030	800	994

GO, PSF-GTD, 4.00%, 2/1/2031	1,000	1,229

Total Texas		82,954

Utah — 0.9%

City of Salt Lake, International Airport Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,040

Utah Infrastructure Agency, Tax-Exempt Telecommunications Series A, Rev., 5.00%, 10/15/2025	10,380	12,167

West Valley City Municipal Building Authority

Rev., AGM, 4.00%, 2/1/2024	500	543

Rev., AGM, 5.00%, 2/1/2025	250	288

Rev., AGM, 5.00%, 2/1/2027	720	881

Rev., AGM, 5.00%, 2/1/2029	1,070	1,303

Total Utah		16,222

Vermont — 0.1%

University of Vermont and State Agricultural College

Rev., 5.00%, 10/1/2021	750	753

Rev., 5.00%, 10/1/2022	855	900

Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2021	400	405

Total Vermont		2,058

Virginia — 2.6%

County of Fairfax, Public Improvement Series 2019A, GO, 4.00%, 10/1/2026	7,715	9,101

County of Loudoun, Public Improvement Series A, GO, 5.00%, 12/1/2026	1,930	2,311

Fairfax County Water Authority Series B, Rev., 5.25%, 4/1/2024	5,615	6,348

Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs

Series 2017E, Rev., 5.00%, 2/1/2027	20,000	24,736

Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,235

Virginia Resources Authority, Infrastructure Pooled Financing Program Series C, Rev., 5.00%, 11/1/2027	1,235	1,523

Total Virginia		45,254

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	117

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — 1.2%

Snohomish County Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	597

Washington Health Care Facilities Authority, Commonspirit Health Series B-3, Rev., 5.00%, 8/1/2026 (c)	17,000	20,146

Total Washington		20,743

West Virginia — 0.2%

West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2009A, Rev., 2.63%, 6/1/2022 (c)	2,905	2,955

Wisconsin — 1.8%

Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	251

State of Wisconsin

Series A, GO, 5.00%, 5/1/2026	5,050	5,921

Series 1, GO, 5.00%, 11/1/2026	1,135	1,398

Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,953

Wauwatosa School District, School Building and Improvement

Series 2019A, GO, 5.00%, 3/1/2027	5,025	6,227

Series 2019A, GO, 5.00%, 3/1/2029	6,025	7,425

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Wisconsin Department of Transportation

Series 2021A, Rev., 5.00%, 7/1/2027	1,650	2,071

Series 2021A, Rev., 5.00%, 7/1/2028	1,200	1,546

Series 2021A, Rev., 5.00%, 7/1/2029	1,970	2,600

Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	380

Total Wisconsin		30,772

Total Municipal Bonds (Cost $1,472,759)		1,532,599

Collateralized Mortgage Obligations — 0.0% (g)

FNMA, REMIC Series 2002-36, Class FS, 0.58%, 6/25/2032 (c) (Cost $69)	69	70

	SHARES (000)
Short-Term Investments — 10.3%

Investment Companies — 10.3%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (h) (i) (Cost $176,726)	176,646	176,734

Total Investments — 99.8% (Cost $1,649,554)		1,709,403
Other Assets Less Liabilities — 0.2%		2,964

NET ASSETS — 100.0%		1,712,367

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 98.1% (a)

Alabama — 0.4%

Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,000	1,303

Alaska — 0.2%

Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	490	518

Arizona — 2.2%

Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project

Series 2021A, Rev., 3.00%, 12/15/2031 (b)	260	276

Series 2021A, Rev., 4.00%, 12/15/2041 (b)	250	276

Arizona Industrial Development Authority, Macombs Facility Project

Series 2021A, Rev., 5.00%, 7/1/2032	165	214

Series 2021A, Rev., 5.00%, 7/1/2033	155	200

Series 2021A, Rev., 4.00%, 7/1/2034	165	196

Series 2021A, Rev., 4.00%, 7/1/2035	185	218

Series 2021A, Rev., 4.00%, 7/1/2036	155	183

Series 2021A, Rev., 4.00%, 7/1/2041	500	584

Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 4.00%, 7/15/2030 (b)	250	280

Arizona State University, Green Bonds Series 2015A, Rev., 5.00%, 7/1/2028	75	88

City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,440

La Paz County Industrial Development Authority, Harmony Public School Project

Rev., 4.00%, 2/15/2041	420	477

Rev., 4.00%, 2/15/2046	335	379

Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200	254

University of Arizona (The), Stimulus Plan for Economic and Educational Development

Series 2020A, Rev., 5.00%, 8/1/2025	250	295

Series 2020A, Rev., 5.00%, 8/1/2027	750	939

Total Arizona		7,299

California — 4.7%

California Community Housing Agency, Glendale Properties

Series 2021A-2, Rev., 4.00%, 8/1/2046 (b)	300	332

Series 2021A-2, Rev., 4.00%, 8/1/2047 (b)	500	544

California Health Facilities Financing Authority, On Lok Senior Health Service

Rev., 3.00%, 8/1/2022	100	102

Rev., 3.00%, 8/1/2025	50	55

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.

Series 2021A, Rev., 4.00%, 12/1/2026 (b)	100	109

Series 2021A, Rev., 5.00%, 12/1/2027 (b)	50	58

Series 2021A, Rev., 5.00%, 12/1/2028 (b)	60	70

Series 2021A, Rev., 5.00%, 12/1/2029 (b)	100	118

Series 2021A, Rev., 5.00%, 12/1/2031 (b)	65	77

California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410	494

California Public Finance Authority, Enso Village Project, Green Bond

Series 2021B-1, Rev., 3.13%, 5/15/2029 (b)	300	306

Series 2021A, Rev., 5.00%, 11/15/2036 (b)	300	358

California School Finance Authority, Kipp Socal Projects

Series 2020A, Rev., 5.00%, 7/1/2027 (b)	80	98

Series 2020A, Rev., 5.00%, 7/1/2028 (b)	110	137

Series 2020A, Rev., 5.00%, 7/1/2029 (b)	140	178

Series 2020A, Rev., 5.00%, 7/1/2030 (b)	100	129

Series 2020A, Rev., 4.00%, 7/1/2040 (b)	295	341

California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 3.00%, 4/1/2050	2,645	2,794

California Statewide Communities Development Authority, Front Porch Communities & Services Series 2021A, Rev., 4.00%, 4/1/2041	1,000	1,189

Contra Costa County Public Financing Authority, Capital Projects Series 2021A, Rev., 4.00%, 6/1/2038	4,185	5,104

CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (b)	500	552

CSCDA Community Improvement Authority, Senior Lien Series 2021A-1, Rev., 2.45%, 2/1/2047 (b)	575	549

Eastern Municipal Water District Financing Authority, Water and Wastewater System

Series 2020A, Rev., 5.00%, 7/1/2035	500	666

Series 2020A, Rev., 5.00%, 7/1/2036	500	663

State of California, Department of Veterans Affairs, Farm and Home Purchase Program Series B, Rev., 3.50%, 12/1/2045	385	408

Total California		15,431

Colorado — 3.5%

Aspen Fire Protection District

COP, 4.00%, 12/1/2034	200	236

COP, 4.00%, 12/1/2035	225	265

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	119

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Municipal Bonds — continued

Colorado — continued

COP, 4.00%, 12/1/2036	350		413

Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 4.00%, 12/1/2031	525		563

Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project

Rev., 4.00%, 5/1/2027	35		40

Rev., 4.00%, 5/1/2029	35		40

Rev., 4.00%, 5/1/2030	30		34

Rev., 4.00%, 5/1/2031	30		34

Rev., 4.00%, 5/1/2041	90		101

Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 4.00%, 12/1/2030 (b)	595		636

Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project Rev., 5.00%, 9/1/2022	470		492

Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2034 (b)	300		343

Colorado Housing and Finance Authority, Single Family Mortgage

Series 2019F, Class I, Rev., GNMA COLL, 4.25%, 11/1/2049	260		290

Series 2020H, Class I, Rev., GNMA COLL, 3.00%, 5/1/2050	980		1,058

Series 2020B, Class I, Rev., 3.75%, 5/1/2050	1,915		2,108

Colorado School of Mines, Institutional Enterprise Series A, Rev., (ICE LIBOR USD 1 Month + 0.50%), 0.57%, 10/1/2021 (c)	950		948

IDK PARTNERS III Trust, Mortgage Pass-Through Certificates Series 1999A, Rev., 5.10%, 8/1/2023 ‡	—	(d)	—	(d)

Pueblo City Schools GO, 5.00%, 12/15/2031	3,000		3,952

Total Colorado			11,553

Connecticut — 2.2%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series D-1, Rev., 1.35%, 5/15/2022	175		176

Series D-1, Rev., 1.45%, 5/15/2023	1,020		1,038

Series D-1, Rev., 1.50%, 11/15/2023	1,220		1,248

Series 2020A-1, Rev., 3.50%, 11/15/2045	1,210		1,346

Series A-1, Rev., 4.00%, 11/15/2045	170		179

Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	675		728

Subseries A-1, Rev., 4.00%, 11/15/2047	230		248

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued

Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Series B, Rev., 1.80%, 7/1/2024 (e)	225	233

Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250	308

University of Connecticut Series 2019A, Rev., 5.00%, 11/1/2035	1,250	1,572

Total Connecticut		7,076

Delaware — 0.8%

Delaware Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200	2,706

District of Columbia — 2.3%

District of Columbia, Gallaudet University Project

Rev., 5.00%, 4/1/2027	150	185

Rev., 5.00%, 4/1/2028	160	202

Series 2021A, Rev., 4.00%, 4/1/2033	165	202

Series 2021A, Rev., 4.00%, 4/1/2034	160	194

Series 2021A, Rev., 4.00%, 4/1/2035	200	240

Series 2021A, Rev., 4.00%, 4/1/2036	200	241

District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2031 (b)	400	487

District of Columbia, Two Rivers Public Charter School, Inc.

Rev., 3.00%, 6/1/2030	1,000	1,035

Rev., 5.00%, 6/1/2040	1,000	1,178

Rev., 5.00%, 6/1/2050	500	580

District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series A, Rev., 5.00%, 10/1/2045	1,500	1,745

Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2025	1,000	1,176

Total District of Columbia		7,465

Florida — 8.1%

Broward County Water & Sewer Utility Series 2019A, Rev., 5.00%, 10/1/2038	3,000	3,872

City of Pompano Beach, John Knox Village Project

Rev., 3.50%, 9/1/2035	1,000	1,109

Rev., 4.00%, 9/1/2040	1,000	1,123

City of Port St. Lucie, Utility System Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,747

County of Broward, Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2024	835	894

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects

Rev., 4.00%, 7/1/2027	290	329

Rev., 4.00%, 7/1/2028	150	172

Rev., 4.00%, 7/1/2029	155	176

Rev., 4.00%, 7/1/2030	215	242

Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040 (b)	500	583

Florida Development Finance Corp., The Glenridge on Palmer Ranch Project Rev., 4.00%, 6/1/2026	110	122

Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2036	1,000	1,257

Miami Beach Redevelopment Agency, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,222

Palm Beach County Health Facilities Authority, BRRH Corp. Obligated Group Rev., 5.00%, 12/1/2021 (f)	1,100	1,113

Polk County School District Series 2019B, COP, 5.00%, 1/1/2026	515	614

School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2027	3,000	3,576

Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2041 (b)	210	239

South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,675

St. Johns County School Board Series 2019A, COP, 5.00%, 7/1/2031	570	735

Total Florida		26,800

Georgia — 1.6%

Albany-Dougherty Inner City Authority, State University Projects

Rev., 5.00%, 7/1/2027	335	412

Rev., 5.00%, 7/1/2028	350	441

Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (e)	500	637

Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series A, Rev., 5.00%, 2/15/2026	860	1,029

George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 2.38%, 1/1/2031	500	530

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued

George L Smith II Congress Center Authority, Convention Center Hotel Second

Series 2021B, Rev., 3.63%, 1/1/2031 (b)	415	466

Series 2021B, Rev., 5.00%, 1/1/2036 (b)	500	607

Georgia Housing and Finance Authority, Single Family Mortgage

Series A, Rev., 4.00%, 12/1/2047	360	386

Series B, Rev., 4.00%, 12/1/2047	695	750

Total Georgia		5,258

Guam — 0.2%

Guam Government Waterworks Authority, Water and Wastewater System (Guam)

Rev., 5.00%, 7/1/2023	375	405

Rev., 5.00%, 7/1/2024	300	335

Total Guam		740

Illinois — 4.7%

City of Aurora, Single Family Mortgage

Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	66	66

Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	87	87

Illinois Finance Authority, Plymouth Place, Inc.

Series 2021A, Rev., 5.00%, 5/15/2032	135	167

Series 2021A, Rev., 5.00%, 5/15/2033	145	179

Illinois Finance Authority, Social Bonds-Learn Chapter School Project

Rev., 4.00%, 11/1/2030	130	156

Rev., 4.00%, 11/1/2031	135	163

Rev., 4.00%, 11/1/2041	375	440

Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	436

Illinois Housing Development Authority Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 10/1/2049	1,635	1,812

Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	600	645

Peoria City School District No. 150 Series 2020A, GO, AGM, 4.00%, 12/1/2027	505	591

Southern Illinois University

Series 2021A, Rev., 4.00%, 4/1/2027	775	904

Series 2021A, Rev., 4.00%, 4/1/2028	715	845

Series 2021A, Rev., 4.00%, 4/1/2029	400	478

Series 2021A, Rev., 4.00%, 4/1/2030	525	633

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	121

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Series 2021A, Rev., 4.00%, 4/1/2031	500	609

Series 2021A, Rev., 5.00%, 4/1/2032	375	487

Series 2021A, Rev., 5.00%, 4/1/2033	300	389

Southwestern Illinois Development Authority, Flood Prevention District Council Project

Rev., 5.00%, 4/15/2026	250	298

Rev., 5.00%, 4/15/2027	365	446

Rev., 5.00%, 4/15/2028	390	488

Rev., 5.00%, 4/15/2029	290	369

Will County Forest Preservation District, Limited Tax

GO, 5.00%, 12/15/2035	1,170	1,523

GO, 5.00%, 12/15/2036	1,460	1,894

GO, 4.00%, 12/15/2037	1,000	1,173

Total Illinois		15,278

Indiana — 4.1%

City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500	497

City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (b)	570	592

County of St. Joseph, Economic Development, St. Mary’s College Project Series A, Rev., 5.00%, 4/1/2026	1,880	2,215

Indiana Finance Authority, Educational Facilities, Valparaiso University

Rev., 4.00%, 10/1/2034	165	192

Rev., 4.00%, 10/1/2035	220	256

Indiana Finance Authority, First Lien Wastewater, CWA Authority Project Series 2012A, Rev., 5.00%, 10/1/2030	1,250	1,313

Indiana Finance Authority, Rose-Hulman Institute of Technology Project

Rev., 5.00%, 6/1/2031	100	129

Rev., 4.00%, 6/1/2033	110	132

Indiana Finance Authority, State Revolving Fund Program Series 2021A, Rev., 5.00%, 2/1/2031	1,000	1,358

Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,963

Indiana Housing and Community Development Authority, Single Family Mortgage Series 2020A, Rev., 3.75%, 1/1/2049	955	1,057

Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021B, Rev., 4.00%, 4/1/2024	500	510

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2019F, Rev., 5.00%, 1/1/2037	2,500	3,183

Total Indiana		13,397

Iowa — 1.1%

Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project

Rev., 5.00%, 9/1/2028	195	221

Rev., 5.00%, 9/1/2030	110	124

Rev., 5.00%, 9/1/2031	105	118

Rev., 5.00%, 9/1/2036	445	491

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	1,085	1,160

Iowa Student Loan Liquidity Corp., Student Loan

Series A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,168

Series 2019B, Rev., AMT, 5.00%, 12/1/2029	300	377

Total Iowa		3,659

Kansas — 0.1%

City of Manhattan, Meadowlark Hills Series 2021A, Rev., 4.00%, 6/1/2036	300	346

Louisiana — 0.9%

Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	854

Louisiana Public Facilities Authority, Lincoln Preparatory School Project

Series 2021A, Rev., 5.00%, 6/1/2031 (b)	450	506

Series 2021A, Rev., 5.00%, 6/1/2041 (b)	525	578

Louisiana Public Facilities Authority, Mentorship Steam Academy Project

Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385	424

Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440	477

Total Louisiana		2,839

Maine — 0.7%

City of Portland, General Airport Rev., 5.00%, 1/1/2031	370	474

Maine Health and Higher Educational Facilities Authority, Birch Bay Retirement Village

Series 2020A, Rev., 4.00%, 7/1/2024	250	274

Series 2020A, Rev., 4.00%, 7/1/2028	860	1,025

Maine State Housing Authority, Mortgage Purchase

Series A-1, Rev., AMT, 4.50%, 11/15/2028	25	25

Series B, Rev., AMT, 4.00%, 11/15/2043	30	31

Series A, Rev., 4.00%, 11/15/2045	370	389

Total Maine		2,218

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Maryland — 1.0%

County of Baltimore, McDonogh School Facility

Series 2019B, Rev., 3.00%, 9/1/2024	320	329

Series 2019B, Rev., 3.00%, 9/1/2025	475	488

County of Baltimore, Riderwood Village, Inc., Project

Rev., 4.00%, 1/1/2032	475	561

Rev., 4.00%, 1/1/2033	600	708

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 5.00%, 6/1/2029	150	192

Rev., 5.00%, 6/1/2031	175	231

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2017A, Rev., 4.00%, 7/1/2048	840	911

Total Maryland		3,420

Massachusetts — 5.8%

Massachusetts Bay Transportation Authority, Sales Tax

Series 2012B-1, Rev., 5.00%, 7/1/2032	1,600	2,131

Series 2012B-1, Rev., 5.00%, 7/1/2033	3,015	4,001

Massachusetts Clean Water Trust (The), Poll Program Rev., 5.25%, 8/1/2024	3,000	3,442

Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue

Series 2021G, Rev., 5.00%, 7/1/2029	150	193

Series 2021G, Rev., 5.00%, 7/1/2030	150	197

Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,189

Massachusetts Housing Finance Agency, Single Family Housing

Series 169, Rev., 4.00%, 12/1/2044	65	67

Series 183, Rev., 3.50%, 12/1/2046	135	142

Series 214, Rev., GNMA/FNMA/FHLMC, 3.75%, 12/1/2049	1,145	1,262

Massachusetts Water Resources Authority

Series B, Rev., AGM, 5.25%, 8/1/2028	3,000	3,931

Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,686

Total Massachusetts		19,241

Michigan — 1.0%

City of Detroit, Social Bonds, Unlimited Tax

Series 2021A, GO, 5.00%, 4/1/2030	475	596

Series 2021A, GO, 5.00%, 4/1/2031	215	273

Eastern Michigan University

Series A, Rev., 5.00%, 3/1/2030	575	696

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	605	645

Michigan Strategic Fund, The Detroit Edison Co. Series CC, Rev., VRDO, 1.45%, 9/1/2021 (e)	570	570

Western Michigan University, Tax Exempt

Series 2021A, Rev., AGM, 5.00%, 11/15/2028	105	135

Series 2021A, Rev., AGM, 5.00%, 11/15/2029	100	131

Series 2021A, Rev., AGM, 5.00%, 11/15/2030	100	134

Total Michigan		3,180

Minnesota — 1.8%

City of Rochester, Health Care Facilities, Mayo Clinic Series B, Rev., 5.00%, 11/15/2029	965	1,277

City of Woodbury, Charter School Lease

Series 2021A, Rev., 4.00%, 7/1/2031	175	198

Series 2021A, Rev., 4.00%, 7/1/2041	445	493

Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program

Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	20	20

Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/1/2040	17	17

Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	155	155

Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation

Rev., 5.25%, 8/1/2024	1,015	1,019

Rev., 5.25%, 8/1/2025	1,070	1,075

Rev., 5.25%, 8/1/2026	825	828

Minnesota Housing Finance Agency, Residential Housing Finance Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	460	496

Minnesota Office of Higher Education, Supplemental Student Loan Program Rev., AMT, 5.00%, 11/1/2027	300	367

State of Minnesota, Various Purpose Series A, GO, 5.00%, 10/1/2021 (f)	35	35

Total Minnesota		5,980

Mississippi — 0.4%

Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	1,260	1,384

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	123

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Missouri — 1.3%

Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series A, Rev., 5.00%, 6/1/2031	1,000	1,267

Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program

Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	850	893

Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.50%, 11/1/2050	1,810	1,992

Total Missouri		4,152

Nebraska — 0.6%

Madison County Hospital Authority No. 1, Faith Regional Health Services Project

Rev., 5.00%, 7/1/2030	1,020	1,167

Rev., 5.00%, 7/1/2031	720	822

Total Nebraska		1,989

Nevada — 0.4%

City of Carson, Carson Tahoe Regional Healthcare Project

Rev., 5.00%, 9/1/2026	555	667

Rev., 5.00%, 9/1/2029	620	758

Total Nevada		1,425

New Hampshire — 2.2%

City of Manchester, School Facilities

Rev., NATL-RE, 5.50%, 6/1/2024	3,545	4,046

Rev., NATL-RE, 5.50%, 6/1/2027	900	1,135

New Hampshire Business Finance Authority, Springpoint Senior Living Project

Rev., 4.00%, 1/1/2026	265	301

Rev., 4.00%, 1/1/2027	250	289

Rev., 4.00%, 1/1/2028	290	332

Rev., 4.00%, 1/1/2031	290	327

Rev., 4.00%, 1/1/2041	750	827

Total New Hampshire		7,257

New Jersey — 4.3%

Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project

Series 2021A, Rev., AGM, 5.00%, 7/1/2029	100	130

Series 2021A, Rev., AGM, 5.00%, 7/1/2030	100	132

Series 2021A, Rev., AGM, 5.00%, 7/1/2031	100	135

Series 2021A, Rev., AGM, 5.00%, 7/1/2034	60	80

Series 2021A, Rev., AGM, 5.00%, 7/1/2035	75	99

Series 2021A, Rev., AGM, 4.00%, 7/1/2036	100	121

Series 2021A, Rev., AGM, 4.00%, 7/1/2037	75	91

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,405

Essex County Improvement Authority, CHF-Newark, LLC, NJIT Student Housing Project Series 2021A, Rev., 5.00%, 8/1/2033	170	226

Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., 2020 Project

Rev., 4.00%, 7/15/2023 (b)	115	122

Rev., 4.00%, 7/15/2025 (b)	370	412

Rev., 4.00%, 7/15/2027 (b)	400	460

Rev., 4.00%, 7/15/2029 (b)	430	506

Rev., 4.00%, 7/15/2030 (b)	200	237

New Jersey Economic Development Authority, School Facilities Construction

Rev., 5.00%, 6/15/2030	270	352

Rev., 5.00%, 6/15/2033	300	392

New Jersey Educational Facilities Authority, Stevens Institute of Technology

Series 2020A, Rev., 5.00%, 7/1/2033	350	449

Series 2020A, Rev., 5.00%, 7/1/2034	280	358

New Jersey Health Care Facilities Financing Authority, University Hospital Issue

Series A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,039

Series A, Rev., AGM, 5.00%, 7/1/2023	820	892

Series A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,285

New Jersey Higher Education Student Assistance Authority, Senior Student Loan

Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	2,011

Series A, Rev., 5.00%, 12/1/2024	1,100	1,261

New Jersey Housing and Mortgage Finance Agency, Riverside Senior Apartments Project Series 2019D, Rev., 1.35%, 6/1/2022 (e)	1,000	1,007

New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	885	992

Total New Jersey		14,194

New Mexico — 0.4%

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2050	1,060	1,175

New York — 4.9%

Build NYC Resource Corp., New World Preparatory Charter School Project

Series 2021A, Rev., 4.00%, 6/15/2031	150	169

Series 2021A, Rev., 4.00%, 6/15/2041	135	150

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Huntington Local Development Corp., Fountaingate Garden Project Series 2021C, Rev., 3.00%, 7/1/2025	860	897

Metropolitan Transportation Authority Series 2017B, Rev., 5.00%, 11/15/2021	1,300	1,313

Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2029	1,000	1,057

Monroe County Industrial Development Corp., Highland Hospital of Rochester Project Rev., 5.00%, 7/1/2029	1,000	1,277

New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 5.00%, 1/1/2031	500	668

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,171

New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., 5.00%, 9/1/2027	1,325	1,633

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2025	1,750	2,002

Port Authority of New York and New Jersey, Consolidated Series 194, Rev., 5.00%, 10/15/2030	2,000	2,364

State of New York Mortgage Agency, Homeowner Mortgage

Series 197, Rev., 3.50%, 10/1/2044	785	831

Series 195, Rev., 4.00%, 10/1/2046	745	790

Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 4.63%, 11/1/2031 (b)	1,250	1,303

Yonkers Economic Development Corp., Charter School of Educational Excellence Project Rev., 4.00%, 10/15/2030	355	414

Total New York		16,039

North Carolina — 1.4%

County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,224

North Carolina Capital Facilities Finance Agency, High Point University Rev., 5.00%, 5/1/2031	500	659

North Carolina Housing Finance Agency, Homeownership Series 43, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	605	675

North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (e)	500	599

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

North Carolina Medical Care Commission, Lutheran Services for The Aging Series 2021A, Rev., 4.00%, 3/1/2031	290	330

North Carolina Medical Care Commission, The Forest at Duke Project

Rev., 4.00%, 9/1/2033	180	215

Rev., 4.00%, 9/1/2041	415	486

University of North Carolina at Charlotte (The)

Series 2020A, Rev., 5.00%, 10/1/2025	85	101

Series 2020A, Rev., 5.00%, 10/1/2027	200	250

Total North Carolina		4,539

North Dakota — 0.8%

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Series 2016D, Rev., 3.50%, 7/1/2046	280	300

Series D, Rev., 4.00%, 7/1/2046	750	794

Series 2017D, Rev., FHA, 4.00%, 1/1/2048	880	955

University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	500	575

Total North Dakota		2,624

Ohio — 4.6%

American Municipal Power, Inc., Solar Electricity Prepayment Project, Green Bonds Series 2019A, Rev., 5.00%, 2/15/2035	825	1,035

Butler County Port Authority, Community First Solutions

Rev., 4.00%, 5/15/2037	210	248

Rev., 4.00%, 5/15/2038	110	130

Rev., 4.00%, 5/15/2039	115	135

Rev., 4.00%, 5/15/2040	115	135

Rev., 4.00%, 5/15/2041	125	146

County of Hardin, Economic Development Facilities Improvement, Ohio Northern University

Rev., 4.00%, 5/1/2026	240	247

Rev., 5.00%, 5/1/2030	250	277

Lakota Local School District Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,804

Northeast Ohio Medical University

Series 2021A, Rev., 5.00%, 12/1/2028	125	155

Series 2021A, Rev., 5.00%, 12/1/2030	65	83

Series 2021A, Rev., 4.00%, 12/1/2035	150	176

Ohio Higher Educational Facility Commission, Case Western University Project

Series 2019C, Rev., 1.63%, 12/1/2026 (e)	500	517

Series 2019B, Rev., 5.00%, 12/1/2031	750	974

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	125

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

Ohio Housing Finance Agency, First-Time Homebuyer Program Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.75%, 9/1/2050	940	1,055

Ohio Housing Finance Agency, Single Family Mortgage Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	570	616

Ohio Water Development Authority, Water Pollution Control Loan Fund

Series 2019A, Rev., 5.00%, 6/1/2029	2,645	3,453

Series B, Rev., 5.00%, 12/1/2029	1,615	1,927

Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (b)	245	253

University of Akron (The), General Receipts Series 2019A, Rev., 5.00%, 1/1/2030	310	407

Youngstown State University, General Receipts

Rev., AGM, 4.00%, 12/15/2029	550	681

Rev., AGM, 4.00%, 12/15/2030	490	615

Total Ohio		15,069

Oklahoma — 0.1%

Oklahoma Housing Finance Agency, Deer Park and Apple Run Apartments Rev., 1.60%, 1/1/2022 (e)	200	201

Oregon — 0.3%

Yamhill County Hospital Authority, Friendsview, Tax Exempt

Series 2021B-3, Rev., 1.75%, 11/15/2026	170	171

Series 2021A, Rev., 5.00%, 11/15/2036	305	370

Series 2021A, Rev., 5.00%, 11/15/2046	500	592

Total Oregon		1,133

Other — 0.3%

Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023 (e)	925	927

Pennsylvania — 6.5%

Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600	768

Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 5.00%, 7/1/2032	500	642

Chester County Industrial Development Authority, Longwood Gardens Project

Rev., 4.00%, 12/1/2024	345	385

Rev., 4.00%, 12/1/2025	250	287

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Rev., 4.00%, 12/1/2026	250	293

Rev., 5.00%, 12/1/2027	200	251

Rev., 5.00%, 12/1/2035	175	225

Rev., 5.00%, 12/1/2036	185	237

Rev., 5.00%, 12/1/2037	200	255

City of Erie Higher Education Building Authority

Series 2021TT1, Rev., 4.00%, 5/1/2036	100	115

Series 2021TT1, Rev., 4.00%, 5/1/2041	100	113

Delaware County Authority, Neumann University

Rev., 4.00%, 10/1/2022	200	207

Rev., 5.00%, 10/1/2023	240	260

Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (e)	3,350	4,060

Lehigh County Industrial Development Authority, Seven Generation Charter School

Series 2021A, Rev., 4.00%, 5/1/2031	340	379

Series 2021A, Rev., 4.00%, 5/1/2041	885	964

Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project Rev., 4.00%, 7/1/2041	750	849

Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Rev., 4.00%, 8/15/2034	175	210

Pennsylvania Housing Finance Agency, Single Family Mortgage

Series 121, Rev., 3.50%, 10/1/2046	770	809

Series 122, Rev., AMT, 4.00%, 10/1/2046	255	273

Pennsylvania State University (The)

Series 2020E, Rev., 5.00%, 3/1/2029	710	927

Series 2020E, Rev., 5.00%, 3/1/2030	290	387

Series 2020E, Rev., 5.00%, 3/1/2031	710	940

Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project

Rev., 5.00%, 12/1/2023	2,020	2,225

Rev., AGM, 5.00%, 12/1/2026	1,550	1,885

Rev., AGM, 5.00%, 12/1/2027	680	835

Philadelphia Authority for Industrial Development, Russell Byers Charter School Project Rev., 5.00%, 5/1/2030	1,200	1,368

West Cornwall Township Municipal Authority, Lebanon Valley Brethren Home Project

Series 2021A, Rev., 4.00%, 11/15/2029	135	162

Series 2021A, Rev., 4.00%, 11/15/2030	190	228

Series 2021A, Rev., 4.00%, 11/15/2031	195	233

Series 2021A, Rev., 4.00%, 11/15/2036	365	430

Series 2021A, Rev., 4.00%, 11/15/2041	370	432

Total Pennsylvania		21,634

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

South Carolina — 0.7%

South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (b)	200	202

South Carolina State Housing Finance and Development Authority

Series A, Rev., 4.00%, 1/1/2047	210	224

Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	535	578

Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,174

Total South Carolina		2,178

South Dakota — 0.8%

South Dakota Housing Development Authority, Homeownership Mortgage

Series 2015D, Rev., 4.00%, 11/1/2045	850	901

Series A, Rev., 4.00%, 5/1/2049	1,650	1,813

Total South Dakota		2,714

Tennessee — 1.4%

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,428

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project

Series 2021B, Rev., 4.00%, 10/1/2030	105	123

Series 2021B, Rev., 4.00%, 10/1/2031	220	256

Series 2021B, Rev., 4.00%, 10/1/2041	400	454

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000	1,083

Tennessee Housing Development Agency, Residential Finance Program

Series 2B, Rev., AMT, 4.00%, 7/1/2043	85	88

Rev., 3.50%, 1/1/2048	1,095	1,173

Total Tennessee		4,605

Texas — 5.3%

Arlington Higher Education Finance Corp.

Series 2021A, Rev., 5.00%, 8/15/2027	100	119

Series 2021A, Rev., 5.00%, 8/15/2028	40	47

Series 2021A, Rev., 4.00%, 8/15/2029	40	45

Series 2021A, Rev., 4.00%, 8/15/2030	40	45

Series 2021A, Rev., 4.00%, 8/15/2031	45	50

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Arlington Higher Education Finance Corp., Kipp Texas, Inc.

Rev., PSF-GTD, 5.00%, 8/15/2023	150	164

Rev., PSF-GTD, 5.00%, 8/15/2024	140	159

Rev., PSF-GTD, 5.00%, 8/15/2025	200	236

Rev., PSF-GTD, 5.00%, 8/15/2026	220	267

Rev., PSF-GTD, 5.00%, 8/15/2027	250	312

Arlington Higher Education Finance Corp., Newman International Academy

Rev., 4.00%, 8/15/2031	200	216

Rev., 5.00%, 8/15/2041	300	332

Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, Rev., 2.50%, 10/1/2031	275	276

Boerne School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2029	1,000	1,302

Brazos Higher Education Authority, Inc., Tax-Exempt Student Loan Program

Series 2020-1A, Rev., AMT, 5.00%, 4/1/2025	350	396

Series 2020-1A, Rev., AMT, 5.00%, 4/1/2026	500	577

Central Texas Regional Mobility Authority, Senior Lien Rev., 5.00%, 1/1/2046	1,000	1,164

City of Austin, Water & Wastewater System Rev., 5.00%, 11/15/2027	665	842

Clear Creek Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 1.35%, 8/15/2022 (e)	500	505

Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc. Rev., PSF-GTD, 5.00%, 4/1/2029	130	169

Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	225	226

Dallas Area Rapid Transit, Sales Tax, Senior Lien Series A, Rev., 5.00%, 12/1/2032	2,800	3,325

Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250	250

Irving Hospital Authority, Baylor Scott and White Medical Center

Series 2017A, Rev., 5.00%, 10/15/2026	250	299

Series 2017A, Rev., 5.00%, 10/15/2027	500	595

Midtown Redevelopment Authority, Tax Increment Contract

Rev., 4.00%, 1/1/2031	365	434

Rev., 4.00%, 1/1/2032	500	588

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	127

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2049	550	627

Newark Higher Education Finance Corp., The Hughen Center, Inc.

Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2030	180	234

Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2031	200	263

Northside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 1.60%, 8/1/2024 (e)	340	352

Pasadena Independent School District, School Building, Unlimited Tax Series B, GO, PSF-GTD, 1.50%, 8/15/2024 (e)	750	774

San Antonio Education Facilities Corp., University of the Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	500	578

State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450	523

Texas State Affordable Housing Corp., Single Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	755	839

Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2033	400	480

Total Texas		17,610

Utah — 3.1%

Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2 4.00%, 8/1/2030 (b)	1,000	1,111

Military Installation Development Authority, Tax Allocation Series 2021A-2, Rev., 4.00%, 6/1/2036	500	526

Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2036	250	265

Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700	2,075

Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 3.25%, 6/15/2031 (b)	535	561

Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	780	837

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — continued

Utah State Board of Regents, Student Fee and Housing System Rev., NATL-RE, 5.25%, 4/1/2023	3,245	3,427

Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,264

Total Utah		10,066

Vermont — 1.8%

Vermont Housing Finance Agency, Multiple Purpose Series B, Rev., AMT, 3.75%, 11/1/2045	645	672

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,078

Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,563

Series A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,476

Total Vermont		5,789

Virginia — 0.4%

Henrico County Economic Development Authority, Westminster Canterbury Richmond

Rev., 3.00%, 10/1/2029	500	560

Rev., 3.00%, 10/1/2030	500	558

Virginia College Building Authority, Education Facilities, Regent University Project Rev., 5.00%, 6/1/2031	160	210

Total Virginia		1,328

Washington — 4.2%

FYI Properties, State of Washington District Project — Green Bonds Rev., 5.00%, 6/1/2039	5,000	6,014

King County Housing Authority, Highland Village Project

Rev., 5.00%, 1/1/2027	125	151

Rev., 5.00%, 1/1/2028	125	154

Rev., 5.00%, 1/1/2029	125	157

Rev., 4.00%, 1/1/2031	330	396

Rev., 4.00%, 1/1/2034	500	590

Washington Health Care Facilities Authority, Multi-care Health System Series B, Rev., 5.00%, 8/15/2035	1,850	2,276

Washington Higher Education Facilities Authority, Seattle Pacific University Project Series 2020A, Rev., 5.00%, 10/1/2035	710	902

Washington State Housing Finance Commission, Rockwood Retirement Communities Project Rev., 5.00%, 1/1/2032 (b)	1,100	1,265

Washington State Housing Finance Commission, Single Family Program

Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	165	172

Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	1,475	1,567

Total Washington		13,644

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — 4.0%

Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041	250	293

Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2041	500	568

Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	200	183

Public Finance Authority, The Carmelite System, Inc., Obligated Group

Rev., 3.25%, 1/1/2025	580	631

Rev., 3.25%, 1/1/2026	1,545	1,700

Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.

Rev., 5.00%, 7/1/2024	250	283

Rev., 5.00%, 7/1/2025	250	293

Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.

Series 2017A, Rev., 5.00%, 9/1/2022 (f)	520	544

Series 2017A, Rev., 5.00%, 9/1/2023 (f)	550	600

Series 2017A, Rev., 5.00%, 9/1/2024 (f)	580	659

Series 2017A, Rev., 5.00%, 9/1/2025 (f)	235	276

Series 2017A, Rev., 5.00%, 9/1/2026 (f)	385	466

Series 2017A, Rev., 5.00%, 9/1/2027 (f)	785	978

Wisconsin Health and Educational Facilities Authority, Gundersen Health System Series 2021A, Rev., 4.00%, 10/15/2034	725	888

Wisconsin Health and Educational Facilities Authority, Lawrence University of Wisconsin

Rev., 4.00%, 2/1/2022	280	283

Rev., 4.00%, 2/1/2023	280	292

Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.

Series C, Rev., 5.00%, 2/15/2027	400	492

Series C, Rev., 5.00%, 2/15/2028	575	705

Series C, Rev., 5.00%, 2/15/2029	375	457

Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,466

Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2041	825	975

Total Wisconsin		13,032

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wyoming — 0.5%

Wyoming Community Development Authority

Series 5, Rev., 4.00%, 12/1/2046	590	637

Series 2020-2, Rev., 3.00%, 6/1/2049	1,000	1,089

Total Wyoming		1,726

Total Municipal Bonds (Cost $305,608)		322,141

	SHARES (000)
Short-Term Investments — 1.5%

Investment Companies — 1.5%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (g) (h) (Cost $4,871)	4,870	4,873

Total Investments — 99.6% (Cost $310,479)		327,014
Other Assets Less Liabilities — 0.4%		1,449

NET ASSETS — 100.0%		328,463

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	129

JPMorgan Sustainable Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BRRH	Boca Raton Regional Hospital
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(f)	Security is prerefunded or escrowed to maturity.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of August 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(12)	12/2021	USD	(1,776)	(6)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.3% (a)

Alabama — 1.7%

Black Belt Energy Gas District, Gas Supply Series 2021A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2031 (b)	5,000	6,238

City of Trussville, Warrants Series 2018A, GO, 4.00%, 8/1/2032	25	30

Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2024 (c)	1,000	1,121

Montgomery Water Works and Sanitary Sewer Board

Series 2019A, Rev., 4.00%, 9/1/2036	515	619

Series 2019A, Rev., 4.00%, 9/1/2037	800	962

Series 2019A, Rev., 4.00%, 9/1/2038	830	994

Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	500	543

Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (b)	835	913

UAB Medicine Finance Authority

Series B-2, Rev., 3.50%, 9/1/2035	160	179

Series B-2, Rev., 5.00%, 9/1/2037	30	36

Total Alabama		11,635

Alaska — 0.3%

Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	485	513

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,700

University of Alaska Series S, Rev., 4.00%, 10/1/2021	70	70

Total Alaska		2,283

Arizona — 2.4%

Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (d)	350	382

Arizona Industrial Development Authority, Children’s National Medical Center Series 2020A, Rev., 3.00%, 9/1/2050	2,600	2,751

Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2051 (d)	250	276

Arizona Industrial Development Authority, Equitable School Revolving Fund

Series 2020A, Rev., 4.00%, 11/1/2045	1,000	1,151

Series 2020A, Rev., 4.00%, 11/1/2050	1,300	1,489

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	4,072

Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	1,125	1,296

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 3.00%, 2/1/2045	1,000	1,065

Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 5.00%, 7/15/2040 (d)	2,515	2,931

City of Chandler, Excise Tax Rev., 5.00%, 7/1/2028	25	30

City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC-CR, FGIC, 5.50%, 7/1/2036	125	187

County of Pinal Rev., 4.00%, 8/1/2036	50	59

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2032	350	424

Series 2018A, Rev., 5.00%, 7/1/2033	150	182

Series 2018A, Rev., 5.00%, 7/1/2037	200	241

Maricopa County Special Health Care District, Integrated Health Services Series 2018C, GO, 5.00%, 7/1/2033	10	12

Maricopa County Unified School District No. 11-Peoria, School Improvement GO, 4.00%, 7/1/2034	10	12

University of Arizona (The) Rev., 5.00%, 6/1/2033	40	48

Total Arizona		16,608

Arkansas — 0.1%

County of Pulaski, Arkansas Children’s Hospital Rev., 5.00%, 3/1/2029	350	419

University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	119

University of Arkansas, Various Facility Fayetteville Campus Series A, Rev., 5.00%, 11/1/2037	185	223

University of Arkansas, Various Facility Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	124

Total Arkansas		885

California — 7.4%

Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	75

Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2032	35	41

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	131

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2039	500	557

California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 5.00%, 8/1/2050	1,000	1,235

California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025 (c)	250	299

California Public Finance Authority, Enso Village Project, Green Bond Series 2021A, Rev., 5.00%, 11/15/2051 (d)	500	580

California Public Finance Authority, Henry Mayo Newhall Hospital

Rev., 5.00%, 10/15/2037	500	592

Rev., 5.00%, 10/15/2047	1,000	1,172

California School Finance Authority, Green Dot Public School Projects

Series 2018A, Rev., 5.00%, 8/1/2022 (d)	80	83

Series 2018A, Rev., 5.00%, 8/1/2023 (d)	175	191

Series 2018A, Rev., 5.00%, 8/1/2024 (d)	160	179

Series 2018A, Rev., 5.00%, 8/1/2025 (d)	150	173

Series 2018A, Rev., 5.00%, 8/1/2026 (d)	150	178

Series 2018A, Rev., 5.00%, 8/1/2027 (d)	150	182

Series 2018A, Rev., 5.00%, 8/1/2028 (d)	190	237

California State Public Works Board, Riverside Campus Series 2017H, Rev., 5.00%, 4/1/2027	10	12

California State University, Systemwide

Series 2019A, Rev., 5.00%, 11/1/2036	30	39

Series 2016A, Rev., 5.00%, 11/1/2041	45	53

Series 2017A, Rev., 5.00%, 11/1/2042	30	37

Series 2016A, Rev., 5.00%, 11/1/2045	25	30

California Statewide Communities Development Authority, Marin General Hospital Project, Green Bond Series 2018A, Rev., 4.00%, 8/1/2045	1,500	1,555

City of Los Angeles Department of Airports, International Airport Subordinate

Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,346

Series 2019E, Rev., AMT, 5.00%, 5/15/2039	155	196

County of Santa Clara, Campbell Union High School District

GO, 3.00%, 8/1/2030	620	668

GO, 3.00%, 8/1/2031	30	32

CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim

Series 2021A-1, Rev., 2.88%, 8/1/2041 (d)	365	377

Rev., 3.13%, 8/1/2056 (d)	2,000	2,036

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (d)	1,500	1,655

CSCDA Community Improvement Authority, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056 (d)	2,115	2,330

East Bay Municipal Utility District, Wastewater System Series 2015A-1, Rev., 5.00%, 6/1/2036	2,450	2,859

East Bay Municipal Utility District, Water System Series B, Rev., 5.00%, 6/1/2033	515	602

Eastern Municipal Water District Financing Authority, Water and Wastewater System

Series 2020A, Rev., 4.00%, 7/1/2037	450	555

Series 2020A, Rev., 4.00%, 7/1/2038	1,000	1,231

El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	900	895

Franklin-McKinley School District, Election of 2020 Series A, GO, 4.00%, 8/1/2049	1,415	1,622

Huntington Beach Union High School District

COP, AGM, 5.00%, 9/1/2031	115	157

COP, AGM, 4.00%, 9/1/2032	100	126

COP, AGM, 4.00%, 9/1/2033	110	137

COP, AGM, 4.00%, 9/1/2034	115	142

COP, AGM, 4.00%, 9/1/2035	100	123

Long Beach Bond Finance Authority, Natural Gas Series 2007A, Rev., 5.25%, 11/15/2021	2,000	2,020

Los Angeles Community College District, Election of 2008 Series F, GO, 5.00%, 8/1/2023 (c)	60	66

Los Angeles County Metropolitan Transportation Authority, Measure J Junior Subordinate Sales Tax Series 2020A, Rev., 5.00%, 6/1/2030	20	27

Los Angeles Department of Water and Power, Power System

Series 2019D, Rev., 5.00%, 7/1/2038	35	45

Series 2014D, Rev., 5.00%, 7/1/2044	60	68

Los Angeles Unified School District, Election of 2008 Series 2018B-1, GO, 5.00%, 7/1/2037	30	37

Millbrae Redevelopment Agency Successor Agency, Millbrae Redevelopment Project Rev., 4.00%, 8/1/2035	150	166

Moulton-Niguel Water District Rev., 5.00%, 9/1/2038	35	45

Mount San Antonio Community College District, Election of 2008 Series A, GO, 0.00%, 8/1/2043	7,150	8,183

Mountain View Shoreline Regional Park Community Series 2018A, Rev., AGM, 5.00%, 8/1/2034	25	31

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	793

Rim of the World Unified School District Series 2010B, GO, AGM, Zero Coupon, 8/1/2039	25	16

Riverside County Transportation Commission, Sales Tax Series 2017A, Rev., 5.00%, 6/1/2039	150	185

Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,615

San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2008 Series 2012E, GO, Zero Coupon, 7/1/2049	1,000	513

San Lorenzo Valley Unified School District, Election of 2020

Series 2020A, GO, 4.00%, 8/1/2045	1,000	1,157

Series 2020A, GO, 5.00%, 8/1/2050	2,505	3,069

Santa Clara Valley Transportation Authority, Sales Tax Series 2018A, Rev., 5.00%, 6/1/2024	30	34

Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo, Election of 2004 GO, Zero Coupon, 8/1/2037	2,450	1,151

South Monterey County Joint Union High School District, Election of 2018 Series A-1, GO, AGM, 5.00%, 8/1/2035	15	19

State of California GO, AGM, 5.25%, 8/1/2032	5,000	7,044

Total California		50,873

Colorado — 3.4%

Brighton Crossing Metropolitan District No. 6, Limited Tax Series 2020A, GO, 5.00%, 12/1/2050	670	740

Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2049 (d)	650	717

Colorado Crossing Metropolitan District No. 2, Limited Tax Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	2,163

Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	194

Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2050 (d)	740	811

Colorado Health Facilities Authority, Commonspirit Health Series A-2, Rev., 4.00%, 8/1/2049	2,500	2,860

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	783

Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,206

County of Adams COP, 4.00%, 12/1/2040	2,815	3,119

County of El Paso, The Colorado College Project Series 2020A, Rev., 5.00%, 6/1/2031	250	327

Denver Health and Hospital Authority

Series 2019A, Rev., 4.00%, 12/1/2040	1,635	1,895

Series A, Rev., 5.25%, 12/1/2045	1,000	1,080

Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	1,000	1,270

Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	1,098

State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,000	1,173

State of Colorado, National Western Center Lease Purchase Financing Program, Tax-Exempt Series 2018A, COP, 5.00%, 9/1/2031	20	25

Transport Metropolitan District No. 3, Limited Tax

Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,920

Series 2021A-1, GO, 5.00%, 12/1/2051	1,000	1,117

Vauxmont Metropolitan District, Subordinate Convertible Tax

GO, AGM, 5.00%, 12/15/2024	265	302

GO, AGM, 5.00%, 12/15/2025	250	293

Total Colorado		23,093

Connecticut — 0.9%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series B-2, Rev., 4.00%, 11/15/2032	30	30

Series A-1, Rev., 4.00%, 11/15/2045	65	68

Subseries A-1, Rev., 4.00%, 11/15/2047	230	249

Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series B, Rev., 5.00%, 12/1/2025	1,000	1,184

Connecticut State Health and Educational Facilities Authority, Sacred Heart University Series K, Rev., 4.00%, 7/1/2045	2,875	3,312

State of Connecticut

Series 2016D, GO, 5.00%, 8/15/2026	25	31

Series 2012G, GO, 4.00%, 10/15/2027	45	47

Series A, GO, 5.00%, 4/15/2029	150	185

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	133

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Connecticut — continued

State of Connecticut, Special Tax Transportation Infrastructure Purposes

Series 2016A, Rev., 5.00%, 9/1/2027	25	30

Series 2018B, Rev., 5.00%, 10/1/2033	55	70

Town of New Canaan

GO, 4.00%, 10/1/2036	240	290

GO, 4.00%, 10/1/2037	370	445

GO, 4.00%, 10/1/2039	100	120

University of Connecticut Series A, Rev., 5.00%, 2/15/2028	15	17

Total Connecticut		6,078

Delaware — 1.5%

County of New Castle GO, 5.00%, 4/1/2027	25	31

Delaware Health Facilities Authority, BayHealth Medical Center Project

Series 2017A, Rev., 4.00%, 7/1/2033	25	29

Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,436

Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	1,157

Delaware State Economic Development Authority, Newark Charter School, Inc., Project

Series A, Rev., 5.00%, 9/1/2036	500	583

Series A, Rev., 5.00%, 9/1/2046	500	574

Rev., 5.00%, 9/1/2050	1,500	1,847

Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	3,000	3,571

University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	751

Total Delaware		9,979

District of Columbia — 1.5%

District of Columbia, Kipp DC Charter School Series A, Rev., 6.00%, 7/1/2023 (c)	1,000	1,105

District of Columbia, Kipp DC Project

Series 2017B, Rev., 5.00%, 7/1/2027	30	37

Series 2017B, Rev., 5.00%, 7/1/2037	25	30

Rev., 4.00%, 7/1/2039	600	688

Rev., 4.00%, 7/1/2044	1,240	1,405

District of Columbia, National Public Radio, Inc. Rev., 5.00%, 4/1/2024 (c)	25	28

District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (d)	250	298

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued

Metropolitan Washington Airports Authority Aviation

Series A, Rev., AMT, 5.00%, 10/1/2030	50	60

Series 2017A, Rev., AMT, 5.00%, 10/1/2032	415	514

Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	6,065

Total District of Columbia		10,230

Florida — 3.2%

City of Jacksonville Series B, Rev., 5.00%, 10/1/2024	20	23

City of Lakeland, Capital Improvement

Series 2021A, Rev., 5.00%, 10/1/2038	200	279

Series 2021A, Rev., 5.00%, 10/1/2039	275	388

Series 2021A, Rev., 5.00%, 10/1/2040	290	413

Series 2021A, Rev., 5.00%, 10/1/2041	200	286

City of Lauderhill, Water and Sewer System Rev., 4.00%, 10/1/2027	15	18

City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	18

City of Miami Beach, Stormwater Rev., 4.00%, 9/1/2045	25	27

City of Port St. Lucie, Utility System Rev., 5.00%, 9/1/2028	25	32

City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 4.00%, 8/15/2042	20	23

City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	10	11

City of Tampa, H. Lee Moffitt Cancer Center Project Series 2020B, Rev., 5.00%, 7/1/2050	2,790	3,478

City of Tampa, The University of Tampa Project Series 2020A, Rev., 4.00%, 4/1/2050	2,000	2,278

County of Hillsborough, Parks and Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,722

County of Miami-Dade, Public Health Trust Program Series A, GO, 5.00%, 7/1/2036	1,545	1,991

County of Miami-Dade, Subordinate Special Obligation Rev., 4.00%, 10/1/2040	105	118

County of Sarasota, Utility System

Series 2019A, Rev., 5.00%, 10/1/2038	25	31

Series 2016A, Rev., 4.00%, 10/1/2043	65	73

East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2028	30	38

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Florida Atlantic University Finance Corp., Student Housing Project

Series 2019A, Rev., 5.00%, 7/1/2031	15	19

Series 2019B, Rev., 5.00%, 7/1/2034	120	153

Florida Development Finance Corp., The Mayflower Retirement Community Project Series 2021A, Rev., 4.00%, 6/1/2041 (d)	2,325	2,661

Florida Governmental Utility Authority

Rev., AGM, 4.00%, 10/1/2034	600	717

Rev., AGM, 4.00%, 10/1/2035	1,000	1,193

Rev., AGM, 4.00%, 10/1/2036	370	439

Florida Gulf Coast University Financing Corp., Housing Project

Series 2020A, Rev., 4.00%, 2/1/2035	300	358

Series 2020A, Rev., 4.00%, 2/1/2037	730	866

Series 2020A, Rev., 4.00%, 2/1/2038	535	632

Florida State Board of Governors, International University Dormitory Series 2015A, Rev., 4.00%, 5/1/2034	30	34

Monroe County School District

Series A, COP, 5.00%, 6/1/2032	100	122

Series A, COP, 5.00%, 6/1/2034	40	49

Orange County Convention Center, Tourist Development Tax Series 2016A, Rev., 4.00%, 10/1/2036	40	46

Orange County Health Facilities Authority, Orlando Health Obligated Group Series B, Rev., 4.00%, 10/1/2045	215	238

South Broward Hospital District, Memorial Healthcare System Rev., 5.00%, 5/1/2023	10	11

State of Florida Department of Transportation Turnpike System Series 2018A, Rev., 5.00%, 7/1/2033	55	69

Volusia County Educational Facility Authority, Embry Riddle Aeronautical University, Inc., Project

Series 2020A, Rev., 4.00%, 10/15/2037	725	846

Series 2020A, Rev., 4.00%, 10/15/2038	750	873

Series 2020A, Rev., 4.00%, 10/15/2039	350	406

Total Florida		21,979

Georgia — 4.4%

Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2050	1,450	1,709

Dalton Development Authority, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	1,985	2,238

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued

Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Rev., 4.00%, 8/15/2041	1,000	1,133

Development Authority for Fulton County, WellStar Health System, Inc., Project Series 2020A, Rev., 4.00%, 4/1/2050	2,080	2,387

George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	500	569

George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054 (d)	1,145	1,352

Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	2,341

Georgia Housing and Finance Authority, Single Family Mortgage Subseries A-1, Rev., AMT, 4.00%, 6/1/2044	65	67

Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2038	1,000	1,183

Main Street Natural Gas, Inc., Gas Supply

Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023 (b)	5,000	5,347

Series 2019B, Rev., 4.00%, 12/2/2024 (b)	8,600	9,544

Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Third Indenture Series A, Rev., NATL-RE, 5.25%, 7/1/2028	110	143

Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 4.00%, 9/1/2041	750	904

Private Colleges and Universities Authority, Mercer University Project Rev., 4.00%, 10/1/2050	1,350	1,584

Total Georgia		30,501

Hawaii — 0.3%

City & County Honolulu, Wastewater System Series 2019B, Rev., 5.00%, 7/1/2040	35	45

City & County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,300

Total Hawaii		2,345

Idaho — 0.0% (e)

Idaho Health Facilities Authority, Trinity Health Credit Group Series 2016ID, Rev., 5.00%, 12/1/2045	75	90

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	135

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Idaho — continued

University of Idaho

Series 2018A, Rev., 5.00%, 4/1/2028 (c)	20	25

Series 2018A, Rev., 5.00%, 4/1/2035	5	6

Total Idaho		121

Illinois — 4.6%

City of Rockford, Waterworks System Series 2018B, GO, 4.00%, 12/15/2022	105	110

Community Unit School District No. 427 DeKalb and Kane Counties Illinois, Limited Tax

Series 2021B, GO, 4.00%, 2/1/2039	410	475

Series 2021B, GO, 4.00%, 2/1/2040	455	525

Series 2021B, GO, 4.00%, 2/1/2041	465	534

Cook County Forest Preserve District, Limited Tax Series B, GO, 5.00%, 12/15/2037	295	305

County of Cook GO, 5.00%, 11/15/2034	700	840

County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	3,335	3,452

DuPage and Cook Counties Township High School District No. 86 Hinsdale, School Building GO, 4.00%, 1/15/2039	800	919

Hoffman Estates Park District GO, 4.00%, 12/1/2044	25	27

Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2040	105	134

Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2016A, Rev., 5.00%, 11/1/2031	10	12

Illinois Finance Authority, Presence Health Network

Series 2016C, Rev., 4.00%, 2/15/2027 (c)	20	23

Series 2016C, Rev., 4.00%, 2/15/2041	930	1,055

Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2051	500	576

Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc.

Series C, Rev., 5.00%, 3/1/2033	305	364

Series 2017C, Rev., 5.00%, 3/1/2034	205	244

Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2031	20	25

Illinois State Toll Highway Authority

Series 2019C, Rev., 5.00%, 1/1/2031	3,000	3,921

Series 2019A, Rev., 4.00%, 1/1/2044	65	76

Lake County Community Consolidated School District No. 3 Beach Park

GO, AGM, 4.00%, 2/1/2034	620	726

GO, AGM, 4.00%, 2/1/2035	500	584

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2002A, Rev., AGM-CR, NATL-RE, Zero Coupon, 12/15/2040	5,000	3,196

Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043	325	380

Sales Tax Securitization Corp.

Series C, Rev., 5.00%, 1/1/2026	3,500	4,151

Series C, Rev., 5.25%, 1/1/2043	1,500	1,875

State of Illinois

Series 2018A, GO, 5.00%, 10/1/2021	50	50

Series 2012A, GO, 4.00%, 1/1/2024	15	15

GO, 5.00%, 5/1/2024	205	230

Series D, GO, 5.00%, 11/1/2024	325	370

GO, 4.00%, 8/1/2025	25	26

GO, 4.00%, 3/1/2026	10	10

Series 2012A, GO, 5.00%, 1/1/2027	25	25

GO, 5.00%, 5/1/2027	175	195

GO, 5.00%, 6/1/2027	25	30

GO, 5.00%, 11/1/2028	20	24

Series 2012A, GO, 4.00%, 1/1/2029	45	46

Series 2012A, GO, 4.00%, 1/1/2030	225	228

GO, 5.50%, 1/1/2030	20	26

GO, 4.13%, 11/1/2031	20	23

GO, 4.00%, 6/1/2033	15	17

GO, 4.00%, 6/1/2036	25	28

GO, 4.00%, 6/1/2037	45	49

GO, 5.50%, 7/1/2038	3,000	3,224

State of Illinois Sales Tax

Series 2016C, Rev., 5.00%, 6/15/2022	25	26

Series D, Rev., 5.00%, 6/15/2027	15	18

Village of Arlington Heights GO, 4.00%, 12/1/2034	130	148

Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	1,000	1,238

Village of Hoffman Estates GO, 5.00%, 12/1/2033	80	100

Village of Midlothian

GO, AGM, 4.00%, 1/1/2022	10	10

GO, AGM, 4.00%, 1/1/2023	10	10

GO, AGM, 4.00%, 1/1/2024	75	81

GO, AGM, 4.00%, 1/1/2025	40	45

GO, AGM, 4.00%, 1/1/2026	65	74

GO, AGM, 4.00%, 1/1/2027	85	99

GO, AGM, 4.00%, 1/1/2028	65	77

GO, AGM, 4.00%, 1/1/2029	95	116

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Will County School District No. 86 Joliet, Limited Tax Series A, GO, 4.00%, 3/1/2024	220	239

Winnebago and Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	37

Total Illinois		31,463

Indiana — 1.5%

City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	500	498

City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	214

Clarksville Redevelopment Authority Rev., 5.00%, 1/15/2031	30	39

Gary Community School Corp. GO, 4.00%, 7/15/2023	230	245

Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 5.00%, 1/15/2023	10	11

Rev., 4.00%, 7/15/2031	240	279

Rev., 4.00%, 7/15/2032	350	404

Indiana Finance Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	17

Indiana Finance Authority, Butler University Project Rev., 4.00%, 2/1/2040	25	29

Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project

Series 2020A, Rev., 5.00%, 7/1/2040	170	195

Series 2020A, Rev., 5.00%, 7/1/2055	460	521

Indiana Finance Authority, Educational Facilities, Valparaiso University

Rev., 5.00%, 10/1/2028	260	319

Rev., 5.00%, 10/1/2030	240	302

Rev., 5.00%, 10/1/2031	250	318

Indiana Finance Authority, Goshen Health

Series A, Rev., 5.00%, 11/1/2032	15	18

Series A, Rev., 4.00%, 11/1/2043	1,125	1,255

Indiana Finance Authority, Marian University Project Series A, Rev., 5.00%, 9/15/2034	1,100	1,348

Indiana Finance Authority, Parkview Health System, Inc. Series A, Rev., 4.00%, 11/1/2048	50	57

Indiana Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 2/1/2022 (c)	4,000	4,080

Indiana Municipal Power Agency, Power Supply System Series 2016A, Rev., 5.00%, 1/1/2042	30	36

Merrillville Building Corp. Rev., 4.00%, 7/15/2034	35	41

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

University of Southern Indiana, Student Fee Series M, Rev., 5.00%, 10/1/2029	25	32

Total Indiana		10,258

Iowa — 0.0% (e)

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2016D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	305	323

Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2034	15	19

Total Iowa		342

Kansas — 0.0% (e)

Leavenworth County Unified School District No. 464 Series B, GO, 4.00%, 9/1/2022	50	52

Kentucky — 0.3%

City of Ashland, Kings Daughters Medical Center Series 2016A, Rev., 4.00%, 2/1/2036	1,750	1,926

Commonwealth of Kentucky, State Office Building Project COP, 4.00%, 6/15/2032	30	33

Kentucky Turnpike Authority, Revitalization Projects Series B, Rev., 5.00%, 7/1/2023	30	33

Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	23

Total Kentucky		2,015

Louisiana — 1.1%

City of Ruston, Sales Tax Rev., AGM, 5.00%, 6/1/2024	10	11

Lafayette Consolidated Government

GO, 5.00%, 3/1/2029	125	161

GO, 5.00%, 3/1/2030	150	197

Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2029	100	120

Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (d)	1,140	1,260

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Series 2015A1, Rev., 5.00%, 6/1/2039	25	31

Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (d)	740	788

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2047	1,055	1,195

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	137

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Louisiana — continued

St. Tammany Parish Hospital Service District No. 1, St. Tammany Parish Hospital Project Series A, Rev., 4.00%, 7/1/2043	50	57

State of Louisiana Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,557

Tobacco Settlement Financing Corp. Series 2013A, Rev., 5.25%, 5/15/2035	1,000	1,076

Total Louisiana		7,453

Maine — 0.4%

Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 4.00%, 7/1/2050	2,000	2,311

Maine Municipal Bond Bank Series E, Rev., 4.00%, 11/1/2021	100	101

Maine State Housing Authority, Mortgage Purchase Series A, Rev., 4.00%, 11/15/2045	220	231

Total Maine		2,643

Maryland — 2.5%

City of Baltimore, Stormwater Projects Series 2019A, Rev., 4.00%, 7/1/2044	50	59

City of Baltimore, Water Projects Series B, Rev., 4.00%, 7/1/2033	270	328

County of Baltimore, Equipment Acquisition Program COP, 5.00%, 3/1/2029	5,735	7,472

Maryland Economic Development Corp., Port Covington Project Rev., 4.00%, 9/1/2050	1,280	1,454

Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series A, Rev., 5.00%, 7/1/2023	115	125

Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	5,000	6,085

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 4.00%, 6/1/2046	500	581

Rev., 4.00%, 6/1/2051	500	578

Maryland State Transportation Authority, Transportation Facilities Projects, Tax Exempt Rev., 5.00%, 7/1/2028	10	12

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 1/1/2031	140	147

Total Maryland		16,841

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — 2.4%

City of Lowell, Municipal Purpose Loan GO, 5.00%, 3/1/2028	90	115

Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,817

Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	4,257

Massachusetts Development Finance Agency, Boston College Issue

Series 2020U, Rev., 5.00%, 7/1/2038	755	1,090

Series 2020U, Rev., 5.00%, 7/1/2039	665	963

Series 2020U, Rev., 5.00%, 7/1/2040	535	783

Series 2017T, Rev., 4.00%, 7/1/2042	35	40

Massachusetts Development Finance Agency, Emerson College

Rev., 5.00%, 1/1/2036	825	996

Rev., 5.00%, 1/1/2037	315	379

Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue

Series 2021G, Rev., 5.00%, 7/1/2032	250	333

Series 2021G, Rev., 5.00%, 7/1/2038	300	392

Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,000	1,070

Massachusetts Housing Finance Agency, Single Family Housing

Series 177, Rev., AMT, 4.00%, 6/1/2039	245	258

Series 167, Rev., 4.00%, 12/1/2043	100	103

Series 169, Rev., 4.00%, 12/1/2044	260	268

Town of Bellingham, Municipal Purpose Loan GO, 4.00%, 6/15/2032	10	12

University of Massachusetts Building Authority Project

Series 2020-1, Rev., 5.00%, 11/1/2034	2,000	2,604

Series 2017-1, Rev., 5.25%, 11/1/2042	50	63

Total Massachusetts		16,543

Michigan — 1.9%

Berkley School District, Michigan 2015 School Building and Site Bonds, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2040	30	33

City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2045	600	760

Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	2,000	2,341

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 11/1/2043	1,000	1,237

Kentwood Economic Development Corp., Holland Home Obligated Group Rev., 4.00%, 11/15/2045	375	418

Michigan Finance Authority, Bronson Healthcare Group, Inc. Series A, Rev., 5.00%, 5/15/2054	1,525	1,809

Michigan Finance Authority, Trinity Health Credit Group Series 2016MI, Rev., 5.25%, 12/1/2041	1,000	1,193

Michigan State Building Authority, Facilities Program

Series 2016 I, Rev., 4.00%, 10/15/2036	50	57

Series 2015I, Rev., 4.00%, 4/15/2040	120	133

Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	75	79

Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	871

Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	1,000	1,170

Niles Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2041	25	27

State of Michigan, Trunk Line Fund Rev., 5.00%, 11/15/2021	1,500	1,515

University of Michigan Rev., 4.00%, 4/1/2034	50	57

Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 5/1/2033	10	13

West Ottawa Public Schools, School Building and Site, Unlimited Tax Series 2014-1, GO, 4.00%, 5/1/2039	25	27

Western Michigan University, Tax Exempt

Series 2021A, Rev., AGM, 5.00%, 11/15/2032	125	167

Series 2021A, Rev., AGM, 5.00%, 11/15/2033	150	200

Series 2021A, Rev., AGM, 5.00%, 11/15/2046	500	642

Whitehall District Schools, Unlimited Tax GO, AGM, 5.00%, 5/1/2033	25	31

Total Michigan		12,780

Minnesota — 2.0%

Aurora Independent School District No. 2711, School Building, Capital Appreciation

Series 2017B, GO, Zero Coupon, 2/1/2026	150	136

Series 2017B, GO, Zero Coupon, 2/1/2027	400	351

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued

Series 2017B, GO, Zero Coupon, 2/1/2028	225	190

Series 2017B, GO, Zero Coupon, 2/1/2030	880	678

City of Hopkins Series 2017B, GO, 4.00%, 2/1/2026	25	29

City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	3,414

City of Rochester, Health Care Facilities, Mayo Clinic Series 2016B, Rev., 5.00%, 11/15/2036	30	46

City of Woodbury, Charter School Lease Rev., 4.00%, 12/1/2050	250	272

Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2022	160	163

East Grand Forks Independent School District No. 595, School Building Series A, GO, 4.00%, 2/1/2027	15	17

Greenway Independent School District No. 316, Capital Appreciation

Series 2019F, GO, Zero Coupon, 2/1/2029	1,320	1,174

Series 2019F, GO, Zero Coupon, 2/1/2030	700	603

Series 2019F, GO, Zero Coupon, 2/1/2031	545	454

Lakeville Independent School District No. 194 Series 2018A, GO, 5.00%, 2/1/2028	25	31

Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	45	45

Minnesota Higher Education Facilities Authority, Carleton College

Rev., 4.00%, 3/1/2032	1,000	1,142

Rev., 4.00%, 3/1/2033	500	569

Minnesota Housing Finance Agency, Residential Housing Finance

Series 2014A, Rev., AMT, 4.00%, 7/1/2038	130	136

Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	385	410

Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	235	253

Virginia Independent School District No. 706 Series A, GO, 5.00%, 2/1/2030	3,000	3,773

Total Minnesota		13,886

Mississippi — 0.6%

Mississippi Development Bank, Lafayette County School District Project Rev., 4.00%, 4/1/2033	20	24

Mississippi Development Bank, Northwest Mississippi Community College Improvement Project Rev., 4.00%, 3/1/2050	2,335	2,666

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	139

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — continued

Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,131

Total Mississippi		3,821

Missouri — 0.8%

City of Sedalia COP, 4.00%, 7/15/2035	205	233

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,125

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,117

Health and Educational Facilities Authority of the State of Missouri, SSM Health System Series A, Rev., 4.00%, 6/1/2048	2,160	2,449

Health and Educational Facilities Authority of the State of Missouri, State University Rev., 4.00%, 10/1/2036	100	118

Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2034	10	12

Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program

Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	245	257

Series 2015B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	325	348

St. Louis County Reorganized School District No. R-6 GO, 5.00%, 2/1/2023	10	11

Total Missouri		5,670

Montana — 0.2%

Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	55	57

Montana Facility Finance Authority, SCL Health System Series A, Rev., 4.00%, 1/1/2038	1,200	1,431

Total Montana		1,488

Nebraska — 0.7%

Central Plains Energy Project, Gas Project No. 3

Series 2017A, Rev., 5.00%, 9/1/2034	1,000	1,377

Series 2017A, Rev., 5.00%, 9/1/2037	1,500	2,134

Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group

Series 2020A, Rev., 4.00%, 11/15/2040	575	683

Series 2020A, Rev., 4.00%, 11/15/2041	300	356

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued

Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine Rev., 5.00%, 5/15/2030	10	12

Public Power Generation Agency, Whelan Energy Center Unit 2

Series 2015A, Rev., 5.00%, 1/1/2026	100	115

Series A, Rev., 5.00%, 1/1/2034	185	221

Series 2016A, Rev., 5.00%, 1/1/2035	25	30

Total Nebraska		4,928

Nevada — 0.5%

City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	417

Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,819

Truckee Meadows Water Authority Rev., 5.00%, 7/1/2031	15	18

Total Nevada		3,254

New Hampshire — 0.5%

New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2041	1,000	1,103

New Hampshire Business Finance Authority, The Lawrenceville School Project Series 2021A, Rev., 4.00%, 7/1/2051	2,000	2,364

Total New Hampshire		3,467

New Jersey — 5.0%

Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project

Series 2021A, Rev., AGM, 4.00%, 7/1/2047	50	59

Series 2021A, Rev., AGM, 4.00%, 7/1/2053	125	147

County of Middlesex, Civic Square II Redevelopment Associates LLC COP, 4.00%, 6/15/2022	110	113

New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	289

New Jersey Economic Development Authority, School Facilities Construction

Series NN, Rev., 5.00%, 3/1/2024	150	161

Rev., 4.00%, 6/15/2046	1,375	1,595

Rev., 4.00%, 6/15/2050	1,000	1,156

New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	3,287

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

New Jersey Educational Facilities Authority, Capital Improvement Series 2016B, Rev., 5.00%, 9/1/2036	105	125

New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	700	784

New Jersey Transportation Trust Fund Authority

Series BB, Rev., 4.00%, 6/15/2038	1,500	1,729

Series 2020AA, Rev., 4.00%, 6/15/2050	1,375	1,589

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A-1, Rev., 5.00%, 6/15/2027	2,670	3,202

Series A, Rev., 5.00%, 6/15/2031	3,000	3,556

New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., Zero Coupon, 12/15/2036	10,355	7,358

New Jersey Turnpike Authority Series 2021A, Rev., 4.00%, 1/1/2042	1,000	1,193

State of New Jersey, Covid-19 Emergency Bonds GO, 4.00%, 6/1/2032	2,000	2,521

State of New Jersey, COVID-19 Emergency Bonds GO, 4.00%, 6/1/2031	1,000	1,249

Tobacco Settlement Financing Corp.

Series A, Rev., 4.00%, 6/1/2037	1,000	1,167

Series A, Rev., 5.00%, 6/1/2046	1,000	1,201

Series A, Rev., 5.25%, 6/1/2046	1,500	1,836

Total New Jersey		34,317

New Mexico — 0.1%

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series B-1, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	395	432

New York — 8.8%

Buffalo and Erie County Industrial Land Development Corp., D’youville College Project Rev., 4.00%, 11/1/2045	2,300	2,632

City of New York Series 2018E-1, GO, 5.00%, 3/1/2041	225	277

County of Rockland Series B, GO, AGM, 5.00%, 9/1/2027	10	13

County of Suffolk Series 2020B, GO, AGM, 5.00%, 5/15/2030	1,240	1,634

Metropolitan Transportation Authority

Series H, Rev., 5.00%, 11/15/2022 (c)	70	74

Series D, Rev., 5.00%, 11/15/2031	400	478

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2012A, Rev., 5.00%, 11/15/2026	25	26

Subseries B-3B, Rev., 5.00%, 11/15/2028	25	30

Series 2016B-1, Rev., 5.00%, 11/15/2029	25	30

Series 2017B-1, Rev., 5.00%, 11/15/2035	95	118

Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2059 (d)	540	631

Monroe County Industrial Development Corp., University of Rochester Project Series 2017C, Rev., 4.00%, 7/1/2033	60	70

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 4.00%, 5/1/2044	375	427

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019

Series 2019C-1, Rev., 5.00%, 11/1/2034	100	129

Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	6,255

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018 Series C-3, Rev., 5.00%, 5/1/2039	25	31

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020 Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	50	64

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series 2012EE, Rev., 4.00%, 6/15/2039	35	36

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Subseries 2019FF-2, Rev., 5.00%, 6/15/2038	30	38

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2020AA, Rev., 5.00%, 6/15/2040	55	71

New York State Dormitory Authority, Cornell University, Green Bonds Series 2019D, Rev., 5.00%, 7/1/2036	640	949

New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	2,338

New York State Dormitory Authority, School Districts Financing Program

Series 2018A, Rev., 5.00%, 10/1/2031	50	61

Series 2016A, Rev., 5.00%, 10/1/2032	35	42

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	141

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2032	5,000	6,696

New York State Dormitory Authority, State Sales Tax

Series 2017A, Rev., 5.00%, 3/15/2036	100	122

Series 2018A, Rev., 5.00%, 3/15/2037	40	50

Series 2018C, Rev., 5.00%, 3/15/2038	1,250	1,555

New York State Dormitory Authority, State University Dormitory Facilities Series 2015B, Rev., 5.00%, 7/1/2026	15	18

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	2,158

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series 2019A, Rev., 5.00%, 3/15/2039	25	31

Series 2019A, Rev., 5.00%, 3/15/2042	3,500	4,356

New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2041	2,000	2,551

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 4.00%, 1/1/2036	1,500	1,707

Rev., AMT, 5.00%, 1/1/2036	1,125	1,359

Port Authority of New York & New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	7,470	8,491

Port Authority of New York and New Jersey, Consolidated

Series 188, Rev., AMT, 5.00%, 5/1/2024	50	56

State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	235	248

Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project

Rev., 5.13%, 11/1/2041 (d)	850	893

Rev., 5.38%, 11/1/2054 (d)	750	788

Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2032	80	98

Town of Orangetown, Rockland County, Sparkill-Palisades Fire District

GO, AGM, 4.00%, 11/15/2040	220	244

GO, AGM, 4.00%, 11/15/2041	205	228

GO, AGM, 4.00%, 11/15/2042	315	349

GO, AGM, 4.00%, 11/15/2043	325	356

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2018B, Rev., 5.00%, 11/15/2031	75	103

Series 2018C, Rev., 5.00%, 11/15/2038	35	44

Series 2018A, Rev., 5.00%, 11/15/2045	105	130

Series 2021A-1, Rev., 4.00%, 5/15/2046	4,000	4,739

Utility Debt Securitization Authority, Federally Tax-Exempt Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,689

Village of Tuxedo Park, Public Improvement GO, 4.00%, 8/1/2031	45	53

Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.13%, 7/1/2055	1,100	1,161

Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series 2016B, Rev., 5.00%, 6/1/2025	130	152

Total New York		59,879

North Carolina — 2.6%

City of Charlotte, Water & Sewer System Rev., 5.00%, 7/1/2029	10	12

City of Greensboro, Combined Water and Sewer System, Green Bond Rev., 5.00%, 6/1/2027	10	12

City of Raleigh, Limited Obligation Series A, Rev., 4.00%, 10/1/2022	30	31

City of Winston-Salem Series B, GO, 4.00%, 6/1/2030	10	12

County of Burke, Limited Obligation

Rev., 5.00%, 4/1/2025	15	17

Rev., 5.00%, 4/1/2031	25	31

North Carolina Capital Facilities Finance Agency, Meredith College

Rev., 5.00%, 6/1/2027	105	124

Rev., 5.00%, 6/1/2028	805	949

Rev., 5.00%, 6/1/2030	400	466

North Carolina Housing Finance Agency, Homeownership Series A, Rev., AMT, 3.50%, 7/1/2039	150	158

North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (b)	1,095	1,311

Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,645	2,131

State of North Carolina Rev., 5.00%, 3/1/2033	7,735	9,888

Town of Fuquay-Varina Rev., 5.00%, 11/1/2030	10	13

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

North Carolina — continued

University of North Carolina at Chapel Hill Series 2021B, Rev., 5.00%, 12/1/2039	2,205	2,982

Total North Carolina		18,137

North Dakota — 0.3%

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Series A, Rev., 4.00%, 7/1/2034	130	136

Series 2016D, Rev., 3.50%, 7/1/2046	285	305

University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	1,430	1,644

Total North Dakota		2,085

Ohio — 3.3%

American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (b)	100	100

Athens City School District, School Facilities Construction and Improvement Series 2019A, GO, 4.00%, 12/1/2040	460	540

Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2048	3,210	3,687

Butler County Port Authority, Community First Solutions Rev., 4.00%, 5/15/2046	250	290

Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 4.00%, 7/1/2051	1,000	1,169

County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	5,565	6,624

County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.25%, 5/1/2040	1,425	1,552

County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	2,063

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group

Series A, Rev., 5.00%, 7/1/2031	115	135

Series 2016A, Rev., 5.00%, 7/1/2032	35	41

Series A, Rev., 5.50%, 7/1/2039	1,000	1,071

Delaware City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 4.00%, 12/1/2039	160	191

Greenville City School District, School Improvement GO, 5.25%, 1/1/2022 (c)	2,000	2,034

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

Licking Heights Local School District, School Facilities Construction and Improvement Series A, GO, 4.00%, 10/1/2034	10	12

Miami University, General Receipts Rev., 5.00%, 9/1/2029	25	30

Northeast Ohio Medical University

Series 2021A, Rev., 3.00%, 12/1/2040	250	261

Series 2021A, Rev., 4.00%, 12/1/2045	115	131

Ohio Higher Educational Facility Commission, University of Dayton 2020 Project Rev., 5.00%, 2/1/2035	735	941

State of Ohio, Higher Education

Series B, GO, 5.00%, 8/1/2023	110	115

Series A, GO, 5.00%, 5/1/2033	1,500	1,859

University of Cincinnati, General Receipts Series 2017A, Rev., 5.00%, 6/1/2045	25	31

Total Ohio		22,877

Oklahoma — 0.7%

Grand River Dam Authority Series A, Rev., 4.00%, 6/1/2022	10	10

Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	2,000	2,019

Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	778

Oklahoma Turnpike Authority, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,955

Total Oklahoma		4,762

Oregon — 0.1%

City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	325	375

City of Sheridan, Full Faith and Credit GO, 4.00%, 12/1/2027	10	11

State of Oregon, Department of Transportation Highway User Senior Lien Series 2013A, Rev., 5.00%, 11/15/2022	5	5

State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2042	35	45

Yamhill County School District No. 40 McMinnville GO, 4.00%, 9/10/2021	30	34

Total Oregon		470

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	143

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — 8.3%

Abington School District, Limited Tax Series 2017A, GO, 4.00%, 10/1/2037	15	17

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	2,270

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2036	50	57

Rev., 5.00%, 11/1/2037	430	487

Berks County Municipal Authority (The), Tower Health Project Series 2020B-3, Rev., 5.00%, 2/1/2030 (b)	2,000	2,337

Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	1,110	1,265

Central Dauphin School District

GO, 4.00%, 8/1/2026 (c)	10	12

GO, 4.00%, 2/1/2030	15	17

Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	29

Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2049	3,345	3,898

City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,350

Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4.00%, 6/1/2039	9,950	11,427

Commonwealth of Pennsylvania Series A, COP, 4.00%, 7/1/2046	1,200	1,353

County of Cambria Series 2020B, GO, AGM, 4.00%, 8/1/2035	700	802

DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,327

Erie City Water Authority Series A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,848

Lancaster County Hospital Authority, Health Center, Masonic Villages Project

Rev., 5.00%, 11/1/2034	35	42

Rev., 5.00%, 11/1/2036	510	614

Rev., 5.00%, 11/1/2037	250	300

Mifflinburg Area School District Series 2020A, GO, 4.00%, 6/15/2039	335	394

Montgomery County Higher Education and Health Authority, Thomas Jefferson University

Rev., 4.00%, 9/1/2036	1,655	1,937

Series 2018A, Rev., 4.00%, 9/1/2038	3,725	4,296

Series 2018A, Rev., 4.00%, 9/1/2043	3,740	4,269

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group

Rev., 5.00%, 5/15/2022 (c)	510	527

Series 2020C, Rev., 5.00%, 11/15/2045	1,770	2,153

Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project

Rev., 5.00%, 12/1/2044	350	405

Rev., 5.00%, 12/1/2049	500	577

Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2036	100	115

Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Rev., 2.80%, 12/1/2021 (b)	2,950	2,969

Pennsylvania Housing Finance Agency, Single Family Mortgage

Series 118A, Rev., AMT, 3.50%, 4/1/2040	290	298

Series 122, Rev., AMT, 4.00%, 10/1/2046	265	284

Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	386

Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,379

School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,455

Swarthmore Borough Authority, Swarthmore College

Rev., 5.00%, 9/15/2023	25	28

Series 2016B, Rev., 4.00%, 9/15/2041	15	17

Township of West Bradford

GO, 4.00%, 12/15/2040	600	696

GO, 4.00%, 12/15/2045	1,100	1,264

Upper Merion Area School District GO, 5.00%, 1/15/2036	250	295

West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project

Rev., 3.00%, 12/15/2023	335	344

Rev., 4.00%, 12/15/2028	1,000	1,128

Rev., 5.00%, 12/15/2038	750	859

West Mifflin School District, Limited Tax GO, 3.00%, 4/1/2038	1,400	1,523

Total Pennsylvania		57,050

Rhode Island — 0.0% (e)

City of Pawtucket Series D, GO, AGM, 5.00%, 7/15/2028	200	252

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Rhode Island — continued

Rhode Island Health and Educational Building Corp., Public School Financing Program Series A, Rev., AGM, 5.00%, 5/15/2032	25	32

Total Rhode Island		284

South Carolina — 0.9%

City of Greenwood, Combined Public Utility System

Rev., 5.00%, 12/1/2023	220	243

Rev., 5.00%, 12/1/2026	340	417

Rev., 5.00%, 12/1/2028	250	322

Rev., 5.00%, 12/1/2030	675	886

City of North Charleston, Limited Obligation, Tax Increment Pledge Rev., 4.00%, 10/1/2040	90	107

Greenwood Metropolitan District, Sewer System Rev., 5.00%, 10/1/2027	10	12

South Carolina State Housing Finance and Development Authority Series A, Rev., 4.00%, 1/1/2047	205	219

South Carolina State Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,204

Spartanburg County School District No. 7 Series 2019D, GO, SCSDE, 5.00%, 3/1/2044	1,970	2,478

Total South Carolina		5,888

South Dakota — 0.4%

Rapid City Area School District No. 51-4, Limited Tax, Capital Outlay

GO, 4.00%, 8/1/2029	1,165	1,382

GO, 4.00%, 8/1/2030	610	719

GO, 4.00%, 8/1/2031	420	492

South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2019A, Rev., 4.00%, 4/1/2036	65	78

South Dakota Housing Development Authority, Homeownership Mortgage

Series D, Rev., AMT, 4.00%, 11/1/2029	35	35

Series 2012A, Rev., AMT, 4.50%, 5/1/2031	15	15

Series 2015D, Rev., 4.00%, 11/1/2045	255	271

Total South Dakota		2,992

Tennessee — 5.1%

City of Cleveland

Series 2018B, GO, 5.00%, 6/1/2022	205	212

Series 2018B, GO, 5.00%, 6/1/2027	245	306

Series 2018B, GO, 5.00%, 6/1/2028	260	333

Series 2018B, GO, 5.00%, 6/1/2030	285	362

Series 2018B, GO, 4.00%, 6/1/2031	300	360

Series 2018B, GO, 4.00%, 6/1/2032	310	372

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued

Series 2018B, GO, 4.00%, 6/1/2038	395	469

Series 2018B, GO, 4.00%, 6/1/2039	410	486

City of Oak Ridge

GO, 4.00%, 6/1/2037	695	795

GO, 4.00%, 6/1/2038	720	822

GO, 4.00%, 6/1/2039	750	856

County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	32

County of Williamson

GO, 4.00%, 4/1/2033	1,490	1,808

GO, 4.00%, 4/1/2034	1,485	1,797

County of Wilson

GO, 5.00%, 4/1/2030	3,625	4,701

Series 2017A, GO, 4.00%, 4/1/2039	25	28

Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	4,589

Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital

Rev., 5.00%, 11/15/2024	800	918

Rev., 4.00%, 11/15/2043	105	121

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,427

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2051	2,000	2,226

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series A, Rev., 5.00%, 7/1/2035	100	120

Metropolitan Nashville Airport Authority (The)

Series 2015A, Rev., 5.00%, 7/1/2035	20	23

Series 2019A, Rev., 5.00%, 7/1/2049	1,000	1,266

Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2044	1,000	1,274

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2054	1,000	1,079

Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (b)	2,500	3,338

Tennessee Energy Acquisition Corp., Gas Project Rev., 4.00%, 11/1/2025 (b)	4,000	4,534

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	145

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — continued

Tennessee Housing Development Agency, Homeownership Program Series 1A, Rev., AMT, 4.50%, 1/1/2038	10	10

Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series B, Rev., 5.00%, 11/1/2025 (c)	35	42

Total Tennessee		34,706

Texas — 5.4%

Calallen Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2028	10	12

City of Abilene, Combination Tax GO, 5.00%, 2/15/2024	10	11

City of Austin, Public Improvement Series 2019, GO, 5.00%, 9/1/2033	2,000	2,598

City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	57

City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	13

City of EI Paso, Combination Tax GO, 4.00%, 8/15/2040	475	515

City of El Paso GO, 4.00%, 8/15/2042	25	28

City of Garland GO, 5.00%, 2/15/2027	10	12

City of Houston, Airport System, Subordinate Lien Series 2012A, Rev., AMT, 5.00%, 7/1/2022 (c)	35	36

City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,741

City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,500	3,744

City of Laredo

GO, 5.00%, 2/15/2027	30	35

GO, 5.00%, 2/15/2032	40	50

City of Lucas, Combination Tax, Certificates of Obligation GO, 5.00%, 2/1/2028	170	215

City of Mission, Combination Tax GO, AGM, 5.00%, 2/15/2031	575	714

City of Pearland, Certificates of Obligation GO, 4.00%, 3/1/2032	35	41

City of San Antonio, Electric and Gas Systems

Rev., 4.00%, 2/1/2028	45	54

Rev., 5.00%, 2/1/2031	230	278

Rev., 5.00%, 2/1/2032	35	42

City of San Marcos GO, 5.00%, 8/15/2031	25	31

City of Temple, Combination Tax, Certificates of Obligation Series 2016A, GO, 5.00%, 8/1/2031	50	59

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

City of Waxahachie Series A, GO, 5.00%, 8/1/2025	45	53

Clifton Higher Education Finance Corp., Idea Public Schools

Series B, Rev., 4.00%, 8/15/2023	500	536

Series B, Rev., 5.00%, 8/15/2024	345	391

Series 2016B, Rev., 5.00%, 8/15/2025	460	541

Rev., 6.00%, 8/15/2033	1,250	1,373

Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.

Rev., PSF-GTD, 4.00%, 4/1/2035	400	479

Rev., PSF-GTD, 4.00%, 4/1/2036	500	596

Clint Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2025 (c)	800	946

Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	606

County of Galveston, Unlimited Tax GO, 4.00%, 2/1/2039	10	12

County of Harris, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2022	10	10

County of Hidalgo

GO, 5.00%, 8/15/2028	10	12

GO, 4.00%, 8/15/2035	85	97

Series 2018B, GO, 4.00%, 8/15/2038	40	47

County of Victoria, Limited Tax GO, 4.00%, 2/15/2030	15	18

Cypress-Fairbanks Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	10	10

Dallas Fort Worth International Airport Series 2013B, Rev., 5.00%, 11/1/2044	25	26

El Paso County Hospital District GO, AGM-CR, 5.00%, 8/15/2023	510	555

Ennis Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2028	30	38

Harris Montgomery Counties Municipal Utility District No. 386, Unlimited Tax GO, 4.00%, 9/1/2023	15	16

Highland Park Independent School District, Dallas County, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	30	34

Ingleside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2028	35	43

Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	25	30

Metropolitan Transit Authority of Harris County Sales and Use Tax, Contractual Obligations Rev., 5.00%, 11/1/2024 (c)	15	17

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Midlothian Independent School District, Unlimited Tax Series 2017A, GO, PSF-GTD, 4.00%, 2/15/2037	25	29

New Hope Cultural Education Facilities Finance Corp., Westminster Project

Rev., 4.00%, 11/1/2049	100	114

Rev., 4.00%, 11/1/2055	750	850

Newark Higher Education Finance Corp., The Hughen Center, Inc. Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2029	120	153

North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2031	10	12

North Texas Municipal Water District, Wastewater System Rev., 4.00%, 6/1/2028	15	18

North Texas Tollway Authority, Second Tier Rev., 4.00%, 1/1/2038	200	232

North Texas Tollway Authority, Special Projects System Series A, Rev., 6.00%, 9/1/2021 (c)	2,000	2,000

Palestine Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	30	36

Pasadena Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2028	15	19

Permanent University Fund — University of Texas System Series A, Rev., 5.00%, 7/1/2031	210	246

Plano Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2026	40	48

Red Oak Independent School District GO, PSF-GTD, 5.00%, 8/15/2030	20	24

Round Rock Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/1/2032	170	196

San Antonio Education Facilities Corp., University of the Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,750	2,022

San Antonio Water System, Junior Lien Series 2017A, Rev., 4.00%, 5/15/2034	60	69

Socorro Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	45	54

Stafford Municipal School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2029	35	45

Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.50%, 9/1/2023 (c)	2,300	2,541

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	3,564

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Texas Public Finance Authority Rev., 4.00%, 2/1/2035	2,315	2,772

Texas Water Development Board, Water Implementation Fund

Series B, Rev., 5.00%, 4/15/2026	25	30

Series 2019A, Rev., 4.00%, 10/15/2037	500	606

Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,501

Texas Woman’s University, Financing System Rev., 4.00%, 7/1/2030	10	11

West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	1,175

Total Texas		37,139

Utah — 0.4%

City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	552

City of Provo GO, 5.00%, 1/1/2032	10	12

City of Salt Lake, International Airport Series 2017B, Rev., 5.00%, 7/1/2042	260	316

City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2038	25	32

Tooele County Municipal Building Authority, Cross-Over Lease Rev., 4.00%, 12/15/2042	25	28

University of Utah (The) Series 2018A, Rev., 5.00%, 8/1/2044	60	74

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Rev., 4.00%, 10/15/2035	400	471

Rev., 4.00%, 10/15/2036	400	470

Rev., 4.00%, 10/15/2038	500	585

Rev., 4.00%, 10/15/2041	350	405

Total Utah		2,945

Vermont — 0.7%

City of Burlington, Public Improvement

Series 2019A, GO, 4.00%, 11/1/2037	500	596

Series 2019A, GO, 4.00%, 11/1/2039	435	515

Vermont Housing Finance Agency, Multiple Purpose Series A, Rev., AMT, 4.00%, 11/1/2046	165	177

Vermont Municipal Bond Bank Series 1, Rev., 5.00%, 12/1/2034	30	37

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 5.00%, 6/15/2022	725	751

Series 2018A, Rev., AMT, 3.63%, 6/15/2029	635	671

Series A, Rev., AMT, 3.75%, 6/15/2030	890	940

Series A, Rev., AMT, 4.00%, 6/15/2031	315	335

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	147

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Vermont — continued

Series A, Rev., AMT, 4.00%, 6/15/2032	125	133

Series A, Rev., AMT, 4.00%, 6/15/2033	165	175

Series 2018A, Rev., AMT, 4.00%, 6/15/2034	125	132

Total Vermont		4,462

Virginia — 0.9%

Capital Region Airport Commission, Richmond International Airport

Series 2016A, Rev., 4.00%, 7/1/2035	350	394

Series 2016A, Rev., 4.00%, 7/1/2036	320	361

City of Portsmouth, Tax Exempt Series 2015A, GO, 5.00%, 8/1/2025	20	24

City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	6

Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,994

Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017E, Rev., 5.00%, 2/1/2029	10	13

Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program

Series B, Rev., 5.00%, 11/1/2021	150	151

Series B, Rev., 5.00%, 11/1/2021 (c)	15	15

Series B, Rev., 5.00%, 11/1/2026	5	5

Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2017B, Rev., 5.00%, 11/1/2028	10	13

Total Virginia		5,976

Washington — 1.1%

City of Lynnwood, Utility System Rev., 5.00%, 12/1/2028	25	32

County of King, Sewer

Series 2102C, Rev., 5.00%, 1/1/2023	40	41

Series 2018B, Rev., 5.00%, 7/1/2031	10	13

Energy Northwest Series C, Rev., 5.00%, 7/1/2023	25	27

King County School District No. 414 Lake Washington GO, 5.00%, 12/1/2028	15	18

Pierce and Lewis Counties School District No. 404, Unlimited Tax GO, 4.00%, 12/1/2025	5	6

Pierce County School District No. 416 White River, Unlimited Tax GO, 4.00%, 12/1/2030	10	12

Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,280

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 4.00%, 9/1/2045	2,500	2,933

Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	2,271

Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	165	172

Western Washington University, Housing and Dining System, Junior Lien Series A, Rev., AMBAC, 5.50%, 10/1/2022 (c)	495	506

Total Washington		7,311

West Virginia — 0.2%

West Virginia Hospital Finance Authority, United Health System Series A, Rev., 4.00%, 6/1/2051	1,000	1,134

Wisconsin — 2.9%

Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 3.00%, 1/1/2050	1,000	1,054

Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2051	1,000	1,122

Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054 (d)	690	787

Public Finance Authority, KU Campus Development Corp. — Central District Development Project Rev., 5.00%, 3/1/2027	280	333

Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.75%, 11/15/2053 (d)	2,740	2,935

Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,000	3,642

Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018A, Rev., 5.00%, 8/15/2033	55	69

Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	17

Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	5,473

Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.

Series B, Rev., 5.00%, 7/1/2038	150	177

Series A, Rev., 5.00%, 7/1/2044	210	246

Series A, Rev., 5.00%, 7/1/2049	750	877

Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc., Project Series 2018A, Rev., 5.00%, 9/15/2040	665	713

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 4.00%, 12/15/2039	500	548

Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2046	1,350	1,579

Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	600	652

Total Wisconsin		20,224

Total Municipal Bonds (Cost $594,510)		646,584

	SHARES (000)
Short-Term Investments — 4.5%

Investment Companies — 4.5%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (f) (g) (Cost $30,740)	30,731	30,746

Total Investments — 98.8% (Cost $625,250)		677,330
Other Assets Less Liabilities — 1.2%		8,428

NET ASSETS — 100.0%		685,758

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2021.

Futures contracts outstanding as of August 31, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(42)	12/2021	USD	(5,604)	(13)
U.S. Treasury 10 Year Ultra Note	(150)	12/2021	USD	(22,195)	(74)

					(87)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	149

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 88.6% (a)

Alabama — 0.9%

Birmingham Airport Authority

Rev., 5.00%, 7/1/2023	125	136

Rev., 5.00%, 7/1/2024	150	170

Rev., 5.00%, 7/1/2025	250	295

Rev., 5.00%, 7/1/2026	225	273

Black Belt Energy Gas District, Gas Prepay Project No. 3

Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.64%, 9/9/2021 (b)	30,000	30,110

Series 2018A, Rev., 4.00%, 12/1/2023 (c)	1,400	1,507

Black Belt Energy Gas District, Gas Supply

Series 2017A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/10/2021 (c)	2,340	2,404

City of Centre, Warrant

GO, 3.00%, 9/1/2021	100	100

GO, 3.00%, 9/1/2022	110	113

GO, 4.00%, 9/1/2023	215	230

City of Hamilton, Warrants

GO, 2.00%, 8/1/2022	370	376

GO, 5.00%, 8/1/2023	240	261

Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	4,750	4,829

Prattville Industrial Development Board, International Paper Co. Project

Series 2019B, Rev., 2.00%, 10/1/2024 (c)	450	473

Series 2019C, Rev., 2.00%, 10/1/2024 (c)	430	451

Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.37%, 6/16/2025 (c)	2,670	2,763

Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 6/1/2027	2,415	2,843

State of Alabama Series 2013A, GO, 4.00%, 8/1/2023	1,250	1,343

University of West Alabama, General Fee

Rev., AGM, 4.00%, 1/1/2022	150	152

Rev., AGM, 4.00%, 1/1/2023	120	126

Rev., AGM, 4.00%, 1/1/2024	125	135

Rev., AGM, 4.00%, 1/1/2025	150	166

Total Alabama		49,256

Alaska — 0.9%

Alaska Municipal Bond Bank Authority

Series 1, Rev., 5.00%, 12/1/2021	450	455

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alaska — continued

Series 1, Rev., 5.00%, 5/1/2022	200	206

Series 1, Rev., 5.00%, 12/1/2022	500	530

Series 1, Rev., 5.00%, 12/1/2023	960	1,063

Series 1, Rev., 5.00%, 12/1/2024	870	1,001

Series 1, Rev., 5.00%, 12/1/2025	750	893

Series 1, Rev., 5.00%, 12/1/2026	675	827

Borough of North Slope Series 2021A, GO, 5.00%, 6/30/2024	2,000	2,269

City of Valdez, Exxon Pipeline Co. Project Series 1993-B, Rev., VRDO, 0.01%, 9/10/2021 (c)	6,840	6,840

City of Valdez, Phillips Trans Alaska Project

Rev., VRDO, 0.04%, 9/8/2021 (c)	12,200	12,200

Rev., VRDO, 0.04%, 9/10/2021 (c)	23,100	23,100

Total Alaska		49,384

Arizona — 0.4%

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 9/10/2021	130	155

Arizona State University Series 2008A, Rev., VRDO, 0.02%, 9/8/2021 (c)	2,955	2,955

City of Tucson Series 2018-A, GO, 5.00%, 7/1/2026	325	396

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2023	140	151

Series 2018A, Rev., 5.00%, 7/1/2024	200	224

Industrial Development Authority of The County of Yavapai, Regional Medical Center

Rev., 5.00%, 8/1/2022	380	397

Rev., 5.00%, 8/1/2023	325	354

Maricopa County Industrial Development Authority, HonorHealth

Series 2021A, Rev., 5.00%, 9/10/2021	700	855

Series 2021A, Rev., 5.00%, 9/1/2024	175	200

Series 2021A, Rev., 5.00%, 9/1/2025	725	858

Maricopa County Pollution Control Corp., Public Service Co. of New Mexico Palo Verde Project Series 2010A, Rev., VRDO, 0.07%, 9/8/2021 (c)	15,000	15,000

Maricopa County School District No. 24 Gila Bend

GO, AGM, 4.00%, 7/1/2022	300	310

GO, AGM, 5.00%, 7/1/2023	700	760

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Arizona — continued

Maricopa County Unified School District No. 95, Queen Creek, School Improvement GO, 3.00%, 7/1/2024	525	565

Total Arizona		23,180

Arkansas — 0.1%

Arkansas Development Finance Authority, Department of Community Correction Project

Rev., 5.00%, 11/1/2021	310	312

Rev., 5.00%, 11/1/2022	410	433

City of Centerton, Green Bond Rev., 3.00%, 12/1/2021	125	126

City of Heber Springs, Water and Sewer, Green Bond

Rev., 3.00%, 11/1/2021	50	50

Rev., 3.00%, 11/1/2023	100	105

County of Sharp, Sales and Use Tax

Rev., 5.00%, 9/10/2021	495	507

Rev., 5.00%, 3/1/2023	540	575

University of Arkansas, Various Facility Fayetteville Campus Series 2018A, Rev., 5.00%, 11/1/2021	330	333

University of Central Arkansas, Student Fee

Series 2020A, Rev., 5.00%, 11/1/2021	150	151

Series 2020A, Rev., 5.00%, 11/1/2022	200	211

Series 2020A, Rev., 5.00%, 11/1/2023	205	225

Series 2020A, Rev., 5.00%, 11/1/2024	160	182

Series 2020A, Rev., 5.00%, 11/1/2025	230	271

Series 2020A, Rev., 5.00%, 11/1/2026	220	267

Series 2020A, Rev., 5.00%, 11/1/2027	200	249

University of Central Arkansas, Student Housing System

Series 2019C, Rev., AGM, 3.00%, 9/10/2021	85	88

Series 2019C, Rev., AGM, 3.00%, 11/1/2021	75	75

Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	142

Total Arkansas		4,302

California — 2.9%

California Educational Facilities Authority, University of Southern California Series 2015A, Rev., 5.00%, 10/1/2025 (d)	250	298

California Enterprise Development Authority, Riverside County, Library Facility Project

Rev., 4.00%, 11/1/2022	100	104

Rev., 4.00%, 11/1/2023	200	216

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	1,615	1,692

California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, Rev., 3.00%, 8/15/2025 (c)	20,000	22,105

California Infrastructure & Economic Development Bank Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 0.37%, 9/9/2021 (b)	19,250	19,289

California Infrastructure & Economic Development Bank, Green Bond Series 2021A, Rev., 5.00%, 6/1/2026	4,500	5,479

California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%), 0.40%, 10/1/2021 (b)	6,750	6,751

California Municipal Finance Authority, California Lutheran University Rev., 5.00%, 10/1/2021	250	251

California Municipal Finance Authority, San Antonio Gardens Project

Rev., 4.00%, 11/15/2021	270	272

Rev., 4.00%, 11/15/2022	280	291

Rev., 4.00%, 11/15/2023	290	311

California Municipal Finance Authority, Solid Waste Disposal, Republic Services, Inc.

Rev., 0.16%, 9/1/2021	5,750	5,750

Series 2021A, Rev., AMT, 0.22%, 10/1/2021 (c)	25,000	25,001

Rev., AMT, 0.30%, 1/18/2022 (c)	11,000	11,001

California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project

Rev., 5.00%, 5/15/2023	360	389

Rev., 5.00%, 5/15/2024	300	338

Rev., 5.00%, 5/15/2025	425	496

Rev., 5.00%, 5/15/2026	500	601

Rev., 5.00%, 5/15/2027	725	894

California Pollution Control Financing Authority, American Water Capital Corp. Project Rev., 0.60%, 9/1/2023 (c)	1,850	1,851

California School Finance Authority, Green Dot Public School Projects Series 2018A, Rev., 5.00%, 8/1/2022 (e)	85	88

California School Finance Authority, Kipp Socal Projects

Series 2019A, Rev., 5.00%, 7/1/2022 (e)	100	104

Series 2019A, Rev., 5.00%, 7/1/2023 (e)	100	108

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	151

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Statewide Communities Development Authority, Multi-Family Housing, Washington Court Apartments Series 2021E, Rev., 0.22%, 8/1/2022 (c)	7,000	6,995

Chula Vista Elementary School District Rev., BAN, Zero Coupon, 8/1/2023	5,500	5,470

City of Tulare, Sewer System Series 2020A, Rev., 4.00%, 11/15/2021	110	111

Fairfax Elementary School District, Election of 2010 GO, AGM, 5.75%, 11/1/2021 (d)	750	757

Irvine Ranch Water District

Series 2011A-1, (SIFMA Municipal Swap Index Yield + 0.03%), 0.05%, 9/9/2021 (b)	10,000	9,998

Series 2011A-2, (SIFMA Municipal Swap Index Yield + 0.03%), 0.05%, 9/9/2021 (b)	7,100	7,098

Metropolitan Water District of Southern California, Waterworks Series 2018A-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/3/2021 (c)	5,500	5,500

Mount San Antonio Community College District GO, BAN, Zero Coupon, 4/1/2022 (d)	250	250

Port of Oakland, Intermediate Lien

Rev., AMT, 5.00%, 9/10/2021	2,750	2,838

Rev., AMT, 5.00%, 5/1/2023	3,500	3,780

Riverside County Asset Leasing Corp., Southwest Justice Center Series 2008A, Rev., VRDO, AGC, LOC: Wells Fargo Bank NA, 0.01%, 9/8/2021 (c)	2,580	2,580

Santa Clara County Financing Authority, El Camino Hospital Series 2009A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.01%, 9/8/2021 (c)	6,605	6,605

South Bay Union School District, San Diego County GO, BAN, Zero Coupon, 8/1/2022	2,000	1,992

Stockton Public Financing Authority

Series 2018A, Rev., 5.00%, 9/10/2021	450	452

Rev., 5.00%, 3/1/2023	360	382

Rev., 5.00%, 3/1/2025	570	647

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LOC: Barclays Bank plc, 0.14%, 9/9/2021 (c) (e)	5,230	5,230

Total California		164,365

Colorado — 3.1%

Arapahoe County School District No. 5 Cherry Creek GO, 5.00%, 12/15/2028	6,460	8,418

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Arapahoe County School District No. 6 Littleton

Series 2019A, GO, 5.00%, 12/1/2021	2,585	2,617

Series 2019A, GO, 5.00%, 12/1/2022	1,370	1,453

City of Aurora, First Lien Water, Green Bonds Rev., 5.00%, 8/1/2023	2,355	2,572

City of Colorado Springs

COP, 5.00%, 9/10/2021	155	164

COP, 5.00%, 12/1/2021	145	147

COP, 5.00%, 12/1/2023	100	111

City of Colorado Springs, Utilities System Improvement

Series 2007A, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/9/2021 (c)	4,825	4,825

Series 2012A, Rev., VRDO, LIQ: U.S. Bank NA, 0.01%, 9/10/2021 (c)	3,410	3,410

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,470	1,513

Denver Health and Hospital Authority, 550 Acoma, Inc.

COP, 5.00%, 9/10/2021	295	312

COP, 5.00%, 12/1/2021	220	222

E-470 Public Highway Authority Series 2021B, Rev., (SOFR + 0.35%), 0.38%, 9/7/2021 (b)	5,000	5,008

Regional Transportation District, Denver Transit Partners

Rev., 3.00%, 7/15/2023	50	52

Rev., 5.00%, 1/15/2024	200	221

Rev., 5.00%, 7/15/2024	150	169

Rev., 5.00%, 1/15/2025	165	189

Rev., 5.00%, 7/15/2025	200	233

Rev., 3.00%, 1/15/2026	110	121

Rev., 5.00%, 7/15/2026	225	270

State of Colorado

Series 2020A, COP, 5.00%, 12/15/2023	2,500	2,775

Series 2020A, COP, 5.00%, 12/15/2024	2,085	2,406

University of Colorado Hospital Authority Series 2019A, Rev., VRDO, 0.01%, 9/10/2021 (c)	20,000	20,000

University of Colorado Hospital Authority, Health System

Series 2018 C, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/1/2021 (c)	43,250	43,250

Series 2018 B, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/10/2021 (c)	48,085	48,085

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

University of Colorado, Enterprise System Series 2020A-1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (c)	24,000	24,000

Total Colorado		172,543

Connecticut — 2.4%

City of Derby

Series A, GO, 5.00%, 8/1/2022	75	78

Series A, GO, 5.00%, 8/1/2023	150	163

Series A, GO, 5.00%, 8/1/2024	85	97

City of Milford GO, BAN, 2.00%, 11/2/2021	20,485	20,552

City of New Britain

GO, 5.00%, 9/1/2022 (d)	50	52

GO, 5.00%, 9/1/2023 (d)	110	121

City of New Haven

Series 2019A, GO, 5.00%, 9/10/2021	1,000	1,039

Series 2019B, GO, 5.00%, 2/1/2022	700	712

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series 2020C-3, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/9/2021 (c)	20,000	20,000

Series E, Subseries E-3, Rev., 1.63%, 9/10/2021 (c)	950	951

Rev., 0.38%, 11/15/2021 (c)	5,855	5,856

Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series 2018B, Rev., 5.00%, 12/1/2021	1,000	1,011

Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-1, Rev., 5.00%, 1/1/2025 (c)	8,500	9,754

Connecticut State Health and Educational Facilities Authority, Stamford Hospital

Series L-1, Rev., 4.00%, 7/1/2022	500	515

Series L-1, Rev., 4.00%, 7/1/2023	275	293

Series L-1, Rev., 4.00%, 7/1/2024	300	330

Series L-1, Rev., 4.00%, 7/1/2025	300	339

Series L-1, Rev., 4.00%, 7/1/2026	350	405

Series L-1, Rev., 4.00%, 7/1/2027	350	413

Connecticut State Health and Educational Facilities Authority, University of New Haven Series K-1, Rev., 5.00%, 7/1/2022	675	699

New Canaan Housing Authority, Multi-Family Housing, Parish Project Rev., 0.44%, 3/1/2023 (c)	12,475	12,502

State of Connecticut

Series 2020C, GO, 4.00%, 9/10/2021	850	967

Series G, GO, 5.00%, 11/1/2021	200	202

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued

Series 2020C, GO, 3.00%, 6/1/2022	1,000	1,022

Series 2021C, GO, 5.00%, 7/15/2022	20,000	20,854

Series 2020C, GO, 3.00%, 6/1/2023	600	630

Series 2020C, GO, 4.00%, 6/1/2023	400	427

Series 2020C, GO, 3.00%, 6/1/2024	1,065	1,147

Series 2020C, GO, 4.00%, 6/1/2024	500	552

Series 2020C, GO, 2.00%, 6/1/2025	3,350	3,563

State of Connecticut, Health and Educational Facility Authority, The Hotchkiss School Series 2000A, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/9/2021 (c)	25,090	25,090

Town of South Windsor GO, BAN, 1.50%, 2/11/2022	3,000	3,019

Total Connecticut		133,355

Delaware — 0.1%

Delaware Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	6,000	6,137

Delaware Municipal Electric Corp. (The), Middletown and Seaford Project

Series 2019A, Rev., 5.00%, 10/1/2021	145	146

Series 2019A, Rev., 5.00%, 10/1/2022	150	157

Series 2019A, Rev., 5.00%, 10/1/2023	220	242

Total Delaware		6,682

District of Columbia — 1.2%

District of Columbia, Carnegie Endowment for International Peace Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/9/2021 (c)	375	375

District of Columbia, Gallaudet University Project Rev., 5.00%, 9/10/2021	100	120

District of Columbia, Georgetown University Issue

Series 2017 B-1, Rev., VRDO, LOC: Bank of America NA, 0.02%, 9/9/2021 (c)	1,190	1,190

Series 2007B-2, Rev., VRDO, LOC: Bank of America NA, 0.02%, 9/10/2021 (c)	9,580	9,580

District of Columbia, International School Rev., 5.00%, 7/1/2022	500	518

District of Columbia, Kipp DC Project Rev., 5.00%, 9/10/2021	100	108

District of Columbia, Medlantic/Helix Issue, Tranche II

Series 1998A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/1/2021 (c)	2,660	2,660

Series 111-A, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (c)	5,200	5,200

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	153

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

District of Columbia — continued

Metropolitan Washington Airports Authority Aviation

Series 2021A, Rev., AMT, 5.00%, 9/1/2021	5,865	6,931

Series 2010D, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.01%, 9/9/2021 (c)	18,025	18,025

Subseries C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.01%, 9/10/2021 (c)	10,805	10,805

Series 2021A, Rev., AMT, 5.00%, 10/1/2023	3,500	3,849

Series 2021A, Rev., AMT, 5.00%, 10/1/2024	6,000	6,860

Total District of Columbia		66,221

Florida — 2.8%

City of Fort Myers, Subordinate Utility System

Series 2020B, Rev., AGM, 5.00%, 9/10/2021	5,100	6,024

Series 2020B, Rev., AGM, 5.00%, 10/1/2021	2,000	2,008

Series 2020B, Rev., AGM, 5.00%, 10/1/2022	2,000	2,103

Series 2020B, Rev., AGM, 5.00%, 10/1/2023	2,125	2,330

Series 2020B, Rev., AGM, 5.00%, 10/1/2024	2,355	2,686

Series 2020B, Rev., AGM, 5.00%, 10/1/2026	2,225	2,710

City of Gainesville, Utilities System Series B, Rev., VRDO, LIQ: Barclays Bank plc, 0.02%, 9/8/2021 (c)	10,200	10,200

City of Tallahassee, Energy System Rev., 5.00%, 10/1/2021	40	40

City of Tallahassee, Utility System

Rev., 5.00%, 10/1/2023	2,430	2,673

Rev., 5.00%, 10/1/2024	2,550	2,924

County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (c)	775	814

County of Miami-Dade, Aviation

Series 2020A, Rev., 5.00%, 9/10/2021	2,400	2,746

Series 2020A, Rev., 5.00%, 10/1/2023	2,500	2,750

Series 2020A, Rev., 5.00%, 10/1/2025	1,375	1,629

County of Miami-Dade, Seaport Department Series A, Rev., VRDO, LOC: PNC Bank NA, 0.01%, 9/9/2021 (c)	2,400	2,400

County of Miami-Dade, Stormwater Project Rev., 5.00%, 4/1/2026	2,000	2,414

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

County of Okeechobee, Solid Waste Disposal, Waste Management, Inc., Okeechobee Landfill Project Rev., 0.55%, 7/1/2024 (c)	2,250	2,255

Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	1,895	2,250

Florida Department of Management Services Series 2018A, COP, 5.00%, 11/1/2021	215	217

Florida Governmental Utility Authority Rev., AGM, 5.00%, 7/1/2025 (d)	200	236

Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology Rev., 5.00%, 10/1/2021	115	115

Florida Higher Educational Facilities Financial Authority, Ringling College Project

Rev., 4.00%, 3/1/2022	55	56

Rev., 5.00%, 3/1/2023	185	197

Rev., 5.00%, 3/1/2024	110	121

Florida Higher Educational Facilities Financial Authority, St. Leo University Project

Rev., 5.00%, 3/1/2022	355	362

Rev., 5.00%, 3/1/2023	410	435

Highlands County Health Facilities Authority, Adventist Health System Series 2012I, Rev., VRDO, 0.02%, 9/9/2021 (c)	12,945	12,945

JEA Water and Sewer System

Series Sub Series B-1, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 9/8/2021 (c)	9,980	9,980

Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/10/2021 (c)	38,670	38,670

Lee Memorial Health System

Series 2019A-1, Rev., 5.00%, 4/1/2022	750	771

Series 2019A-1, Rev., 5.00%, 4/1/2023	400	430

Series 2019A-1, Rev., 5.00%, 4/1/2024	575	642

Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Waste Management, Inc. of Florida Project

Series 2018B, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 0.39%, 9/9/2021 (b)	10,500	10,500

Rev., AMT, 0.40%, 8/1/2023	2,600	2,598

Orange County Health Facilities Authority, The Nemours Foundation Project Series B, Rev., VRDO, LOC: Northern Trust Co., 0.01%, 9/9/2021 (c)	775	775

Orlando Utilities Commission, Utility System Series B, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/8/2021 (c)	22,400	22,400

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

School Board of Miami-Dade County (The) Series 2014D, COP, 5.00%, 11/1/2021	450	454

Village Community Development District No. 13 Special Assessment Rev., 2.63%, 5/1/2024	380	389

West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area

Rev., 5.00%, 3/1/2023	1,335	1,430

Rev., 5.00%, 3/1/2024	1,160	1,292

Total Florida		155,971

Georgia — 0.9%

City of Atlanta, Department of Aviation

Series 2020A, Rev., 5.00%, 7/1/2024	2,000	2,270

Series 2020B, Rev., AMT, 5.00%, 7/1/2024	1,170	1,325

Series 2020B, Rev., AMT, 5.00%, 7/1/2025	1,800	2,116

Series 2020A, Rev., 5.00%, 7/1/2026	4,000	4,870

Series 2020B, Rev., AMT, 5.00%, 7/1/2026	2,000	2,423

Clarke County Board of Education, Sales Tax GO, 5.00%, 9/1/2021	30	30

Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project Rev., 5.00%, 7/1/2022	300	312

Georgia State Road and Tollway Authority

Rev., 5.00%, 6/1/2022	5,000	5,182

Rev., 5.00%, 6/1/2023	4,000	4,339

Main Street Natural Gas, Inc., Gas Supply

Series 2021C, Rev., 4.00%, 12/1/2022	400	419

Series 2021C, Rev., 4.00%, 12/1/2023	750	812

Series 2019A, Rev., 5.00%, 5/15/2024	1,500	1,685

Series 2021C, Rev., 4.00%, 12/1/2024	750	836

Municipal Electric Authority of Georgia, Project One Series 2008-B, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (c)	4,255	4,255

Paulding County School District, Sales Tax GO, 3.00%, 8/1/2022	1,500	1,540

Private Colleges and Universities Authority, Emory University

Series B, Rev., 5.00%, 10/1/2021	310	311

Series 2020B, Rev., 5.00%, 9/1/2025	13,345	15,821

Richmond County Hospital Authority, University Health Services, Inc., Project Rev., 5.00%, 1/1/2022	100	102

Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	1,675	1,759

Total Georgia		50,407

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Idaho — 0.0% (f)

University of Idaho

Series 2020A, Rev., 5.00%, 4/1/2022	165	170

Series 2020A, Rev., 5.00%, 4/1/2023	355	382

Series 2020A, Rev., 5.00%, 4/1/2024	315	353

Series 2020A, Rev., 5.00%, 4/1/2025	330	383

Total Idaho		1,288

Illinois — 3.7%

Carol Stream Park District

Series 2020C, GO, 4.00%, 11/1/2024	210	232

Series 2020C, GO, 4.00%, 11/1/2025	405	458

Series 2020C, GO, 4.00%, 11/1/2026	535	617

Champaign Coles Et Al Counties Community College District No. 505

Series 2018B, GO, 4.00%, 12/1/2021	2,500	2,524

Series 2018C, GO, 4.00%, 12/1/2021	465	469

Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation

Series 2020A, GO, Zero Coupon, 1/1/2022	200	200

Series 2020A, GO, Zero Coupon, 1/1/2023	200	199

Series 2020A, GO, Zero Coupon, 1/1/2024	385	380

Chicago Midway International Airport, Second Lien Series 2014B, Rev., 5.00%, 1/1/2023	150	160

Chicago O’Hare International Airport, General Airport, Senior Lien

Series 2020B, Rev., 5.00%, 1/1/2024	500	556

Series 2020B, Rev., 5.00%, 1/1/2026	1,250	1,493

Chicago Park District, Unlimited Tax, Personal Property Replacement Tax Alternate Series 2011C, GO, 5.00%, 1/1/2022	175	178

Chicago Park District, Unlimited Tax, Special Recreation Activity Series 2018E, GO, 5.00%, 11/15/2021	300	303

Chicago Transit Authority Capital Grant Receipts

Rev., 5.00%, 6/1/2022	800	828

Rev., 5.00%, 6/1/2023	700	756

Rev., 5.00%, 6/1/2024	600	675

Rev., 5.00%, 6/1/2027	3,500	4,334

City of Aurora

Series 2019A, GO, 4.00%, 12/30/2021	470	476

Series 2019A, GO, 4.00%, 12/30/2022	1,525	1,601

Series 2019A, GO, 4.00%, 12/30/2023	1,595	1,732

Series 2019A, GO, 4.00%, 12/30/2024	1,655	1,850

City of Danville

GO, 2.00%, 12/1/2021	255	255

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	155

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

GO, 3.00%, 12/1/2022	140	144

GO, 4.00%, 12/1/2023	145	156

City of Elgin

Series 2020A, GO, 2.00%, 12/15/2021	230	231

Series 2020A, GO, 3.00%, 12/15/2022	1,480	1,534

Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,089

City of Rock Island

Series A, GO, AGM, 3.00%, 12/1/2021	130	131

Series B, GO, AGM, 3.00%, 12/1/2021	200	201

City of Rockford, Sales Tax

Series 2019A, GO, AGM, 4.00%, 12/15/2021	130	131

Series 2019A, GO, AGM, 4.00%, 12/15/2022	135	141

Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	152

City of Waukegan Series A, GO, AGM, 4.00%, 12/30/2023	525	566

Clay Wayne & Marion Counties Community Unit School District No. 35

GO, AGM, 5.00%, 12/1/2021	205	207

GO, AGM, 5.00%, 12/1/2022	165	174

GO, AGM, 5.00%, 12/1/2023	175	193

Cook County Community College District No. 508, Unlimited Tax GO, 5.25%, 12/1/2029	250	275

Cook County Community Consolidated School District No. 146, Tinley Park, Limited Tax GO, 4.00%, 12/1/2021	200	202

Cook County Community Consolidated School District No. 34, Glenview, Limited Tax

GO, 4.00%, 12/1/2021	175	177

GO, 4.00%, 12/1/2022	150	157

GO, 4.00%, 12/1/2023	150	162

Cook County Community School District No. 97, Oak Park

GO, 4.00%, 1/1/2022	400	405

GO, 4.00%, 1/1/2023	300	315

GO, 4.00%, 1/1/2024	275	298

Cook County Community Unit School District No. 401, Elmwood Park GO, 4.00%, 12/1/2023	3,440	3,473

Cook County High School District No. 207 Maine Township

Series 2019A, GO, 4.00%, 12/1/2021	8,330	8,409

Series 2019B, GO, 3.50%, 12/1/2022	325	339

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Cook County School District No. 100, South Berwyn

Series 2019A, GO, 4.00%, 12/1/2021	100	101

Series 2019C, GO, 4.00%, 12/1/2021	165	166

Series 2019A, GO, 4.00%, 12/1/2022	235	245

Series 2019C, GO, 4.00%, 12/1/2022	605	630

Series 2019A, GO, 5.00%, 12/1/2023	345	378

Series 2019C, GO, 5.00%, 12/1/2023	660	723

Cook County School District No. 102, La Grange, Limited Tax

GO, AGM, 4.00%, 12/15/2021	840	849

GO, AGM, 4.00%, 12/15/2022	825	863

GO, AGM, 4.00%, 12/15/2023	825	893

GO, AGM, 4.00%, 12/15/2024	930	1,036

GO, AGM, 4.00%, 12/15/2025	985	1,125

Cook County School District No. 109, Indian Springs, Limited Tax

Series 2020A, GO, 4.00%, 12/1/2023	125	135

Series 2020A, GO, 4.00%, 12/1/2024	400	445

Cook County School District No. 145, Arbor Park

Series 2019B, GO, 4.00%, 12/1/2021	150	151

Series 2019D, GO, 4.00%, 12/1/2023	110	119

Cook County School District No. 148, Dolton

Series 2018A, GO, 5.00%, 12/1/2021	450	455

Series 2018A, GO, 5.00%, 12/1/2022	725	763

Cook County School District No. 151, South Holland, Limited Tax GO, 4.00%, 4/1/2022	190	194

Cook County School District No. 160, Country Club Hills

Series 2020A, GO, 4.00%, 12/1/2021	250	252

Series 2020A, GO, 4.00%, 12/1/2022	510	531

Series 2020A, GO, 4.00%, 12/1/2023	285	308

Series 2020A, GO, 4.00%, 12/1/2024	255	284

Cook County School District No. 160, Country Club Hills, Limited Tax

Series 2020B, GO, 4.00%, 12/1/2022	180	188

Series 2020B, GO, 4.00%, 12/1/2023	100	108

Series 2020B, GO, 4.00%, 12/1/2024	100	111

Cook County School District No. 63, East Maine, Limited Tax

GO, 5.00%, 12/1/2021	1,845	1,867

GO, 5.00%, 12/1/2022	1,935	2,037

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Cook County School District No. 69, Skokie, Limited Tax

GO, 4.00%, 12/1/2024	315	351

GO, 4.00%, 12/1/2025	460	525

Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax

Rev., AGM, 4.00%, 12/15/2021	515	520

Rev., AGM, 4.00%, 12/15/2022	535	557

Rev., AGM, 4.00%, 12/15/2023	555	600

Rev., AGM, 4.00%, 12/15/2024	580	646

Cook County School District No. 99 Cicero, Limited Tax

Series 2019B, GO, 5.00%, 12/1/2022	350	369

Series 2019B, GO, 5.00%, 12/1/2023	575	630

Cook County Township High School District No. 225, Glenbrook

GO, 5.00%, 12/1/2025	2,795	3,331

GO, 5.00%, 12/1/2026	2,565	3,157

Cook County, Proviso Township High School District No. 209, Limited Tax GO, 5.00%, 12/1/2021	2,825	2,858

County of Cook

GO, 5.00%, 11/15/2021	700	706

Series A, GO, 5.00%, 11/15/2021	355	359

Series C, GO, 5.00%, 11/15/2022	180	191

County of Will

GO, 5.00%, 11/15/2021	270	273

GO, 5.00%, 11/15/2022	475	503

GO, 5.00%, 11/15/2023	525	581

Du Page and Will Counties Community School District No. 204 Indian Prairie GO, 4.00%, 12/30/2025	1,710	1,967

Du Page Cook and Will Counties Community College District No. 502 GO, 5.00%, 6/1/2027	4,515	5,634

DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	11

DuPage County High School District No. 87 Glenbard GO, 3.00%, 10/1/2022	1,500	1,547

DuPage County School District No. 10 Itasca

GO, 5.00%, 1/1/2023	1,040	1,107

GO, 5.00%, 1/1/2024	1,090	1,210

Flagg-Rochelle Community Park District

Series A, GO, AGM, 4.00%, 1/1/2022	210	213

Series A, GO, AGM, 4.00%, 1/1/2023	220	230

Series A, GO, AGM, 4.00%, 1/1/2024	225	242

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Grundy County School District No. 54 Series 2011A, GO, AGM, 7.25%, 12/1/2021	710	722

Hoffman Estates Park District

Series 2019A, GO, 4.00%, 12/1/2021	135	136

Series 2019B, GO, 4.00%, 12/1/2023	245	266

Illinois Finance Authority, Advocate Health Care Network Series 2008C-3A, Rev., VRDO, LIQ: Northern Trust Co., 0.02%, 9/10/2021 (c)	2,650	2,650

Illinois Finance Authority, Edward Health Obligated Group Series 2008C, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (c)	3,625	3,625

Illinois Finance Authority, Local Government Program, East Prairie School District Number 73 Project Rev., 5.00%, 9/10/2021	250	253

Illinois Finance Authority, Mccormick Theological Series 2001B, Rev., VRDO, LOC: Northern Trust Co., 0.02%, 9/8/2021 (c)	15,250	15,250

Illinois Finance Authority, Northshore University Health System

Series 2020A, Rev., 5.00%, 9/10/2021	1,250	1,478

Series 2020A, Rev., 5.00%, 8/15/2022	750	785

Series 2020A, Rev., 5.00%, 8/15/2023	500	547

Series 2020A, Rev., 5.00%, 8/15/2024	1,000	1,140

Illinois Finance Authority, Northwestern University Series 2008-B, Rev., VRDO, 0.01%, 9/8/2021 (c)	3,425	3,425

Illinois Finance Authority, OSF Healthcare System

Rev., 5.00%, 11/15/2024 (c)	3,000	3,372

Rev., 5.00%, 11/15/2026 (c)	4,000	4,789

Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 0.72%, 9/10/2021 (b)	1,125	1,128

Illinois Finance Authority, The University of Chicago Series 2004B, Rev., VRDO, 0.02%, 9/9/2021 (c)	14,369	14,369

Illinois Finance Authority, Water Facilities, American Water Capital Corp. Project Rev., 0.70%, 9/1/2023 (c)	2,800	2,805

Illinois Finance Authority, Wesleyan University Rev., 5.00%, 9/1/2022	560	585

Illinois Housing Development Authority Series 2019A, Rev., FHA, 1.60%, 1/1/2023 (c)	5,600	5,619

Illinois Municipal Electric Agency, Power Supply System Series 2015A, Rev., 5.00%, 2/1/2022	1,250	1,275

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	157

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 3.00%, 12/1/2021	175	176

Series 2020B, GO, AGM, 3.00%, 12/1/2021	255	257

Series 2020A, GO, AGM, 4.00%, 12/1/2022	120	125

Series 2020B, GO, AGM, 4.00%, 12/1/2022	220	229

Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	159

Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	258

Series 2020A, GO, AGM, 5.00%, 12/1/2024	240	273

Series 2020A, GO, AGM, 5.00%, 12/1/2025	55	64

Series 2020B, GO, AGM, 5.00%, 12/1/2025	115	135

Kendall Kane and Will Counties Community Unit School District No. 308

Series B, GO, 5.00%, 9/10/2021	1,375	1,440

Series B, GO, 4.00%, 10/1/2021	255	256

La Grange Park District Series 2012B, GO, 5.00%, 12/1/2021	415	420

Lake County School District No. 70 Libertyville, Debt Certificates Rev., 4.00%, 1/1/2023	300	315

Lee and Ogle Counties School District No. 170 Dixon

Series 2019A, GO, AGM, 3.00%, 1/30/2022	160	162

Series 2019B, GO, AGM, 3.00%, 1/30/2022	245	248

Series 2019A, GO, AGM, 3.00%, 1/30/2023	170	177

Series 2019B, GO, AGM, 3.00%, 1/30/2023	255	264

Lincoln Land Community College District No. 526 GO, 5.00%, 12/15/2021	125	127

Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community

GO, AGM, 4.00%, 5/1/2022	750	768

GO, AGM, 4.00%, 5/1/2023	700	740

Peoria Public Building Commission

Series A, Rev., AGM, 3.00%, 12/1/2022	75	77

Series A, Rev., AGM, 4.00%, 12/1/2024	655	724

Sangamon County Community Unit School District No. 5, Ball-Chatham

Series B, GO, 5.00%, 1/1/2022	1,650	1,676

GO, 4.00%, 2/1/2023	2,015	2,121

Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains

Series 2019C, GO, 4.00%, 9/10/2021	165	167

Series 2019C, GO, 4.00%, 1/1/2023	310	324

Series 2019C, GO, 4.00%, 1/1/2024	370	399

St. Charles Public Library District, Limited Tax

Rev., 3.00%, 11/1/2021	85	85

Rev., 4.00%, 11/1/2022	100	104

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

State of Illinois

GO, 5.00%, 2/1/2024	3,370	3,740

GO, 5.50%, 5/1/2025	2,500	2,941

GO, 5.50%, 5/1/2026	5,000	6,062

State of Illinois Sales Tax Rev., 5.00%, 6/15/2023	990	1,074

University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 9/10/2021	2,500	2,686

University of Illinois, Health Services System Series 2008, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/8/2021 (c)	2,550	2,550

Village of Arlington Heights

GO, 4.00%, 12/1/2023	1,130	1,222

GO, 4.00%, 12/1/2024	1,175	1,310

GO, 4.00%, 12/1/2025	695	796

Village of Bartlett

GO, 5.00%, 12/1/2021	980	992

GO, 5.00%, 12/1/2022	1,065	1,130

GO, 5.00%, 12/1/2023	1,130	1,245

Village of Bolingbrook Series 2013A, GO, Zero Coupon, 7/1/2023 (d)	10,000	5,484

Village of Flossmoor GO, 3.00%, 12/1/2021	605	609

Village of Gilberts GO, 4.00%, 12/1/2021	225	227

Village of Hoffman Estates GO, 5.00%, 12/1/2021	210	213

Village of Midlothian

Series 2019A, GO, 4.00%, 1/1/2023	190	199

Series 2019A, GO, 4.00%, 1/1/2024	120	130

Village of Villa Park

Series 2018C, GO, 4.00%, 12/15/2021	505	510

Series B, GO, 4.00%, 12/15/2021	190	192

Series B, GO, 4.00%, 12/15/2022	200	210

Series B, GO, 4.00%, 12/15/2023	205	222

Village of Villa Park, Sales Tax Series A, GO, 4.00%, 12/15/2023	125	135

Washington County Community Unit School District No. 10 West Washington

GO, 4.00%, 1/15/2022	575	583

GO, 4.00%, 1/15/2023	685	716

Whiteside County Community Unit School District No. 6 Morrison Series A, GO, AGM, 4.00%, 12/1/2021	745	752

Will County Community High School District No. 210 Lincoln-Way GO, AGM, 4.00%, 1/1/2022	1,000	1,012

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2023	125	131

Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates Series A, Rev., AGM, 4.00%, 12/1/2021	400	404

Will Grundy Etc Counties Community College District No. 525, Joliet Junior College

GO, 5.00%, 1/1/2022	5,275	5,357

GO, 5.00%, 1/1/2023	5,495	5,836

GO, 5.00%, 1/1/2024	2,600	2,885

Total Illinois		210,857

Indiana — 1.4%

Brownsburg 1999 School Building Corp. Rev., BAN, 1.50%, 5/13/2022 (e)	2,000	2,002

City of Evansville, Sewage Works Rev., 4.00%, 7/1/2026	3,710	4,298

City of Rockport, AEP Generating Co. Project

Series A, Rev., 1.35%, 9/1/2022 (c)	2,000	2,021

Series B, Rev., 1.35%, 9/1/2022 (c)	2,250	2,274

City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	7,134

Fort Wayne Community School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage

Rev., 4.00%, 1/15/2022	250	254

Rev., 4.00%, 7/15/2022	125	129

Fort Wayne Community Schools GO, 4.00%, 1/15/2022	755	766

Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage

Series 2020B, Rev., 4.00%, 1/15/2022	150	152

Series 2020B, Rev., 4.00%, 7/15/2022	165	170

Series 2020B, Rev., 4.00%, 1/15/2023	165	173

Series 2020B, Rev., 4.00%, 7/15/2023	185	197

Series 2020B, Rev., 4.00%, 7/15/2025	215	241

Series 2020B, Rev., 4.00%, 1/15/2026	220	250

Series 2020B, Rev., 4.00%, 7/15/2026	235	269

Indiana Finance Authority, Butler University Project

Rev., 3.00%, 2/1/2022	210	212

Rev., 3.00%, 2/1/2023	225	234

Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (c)	2,700	2,848

Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 9/10/2021	4,500	4,492

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Indiana Finance Authority, Marian University Project

Series A, Rev., 5.00%, 9/15/2021	60	60

Series A, Rev., 5.00%, 9/15/2022	50	52

Series A, Rev., 5.00%, 9/15/2023	75	81

Series A, Rev., 5.00%, 9/15/2024	155	175

Indiana Finance Authority, Trinity Health Credit Group Series 2008D-1, Rev., VRDO, 0.02%, 9/10/2021 (c)	2,295	2,295

Indiana Health Facility Financing Authority, Ascension Health Credit Group

Series E-6, Rev., VRDO, 0.01%, 9/8/2021 (c)	3,000	3,000

Series 2001A-2, Rev., 2.00%, 9/10/2021 (c) (d)	125	128

Series 2001A-2, Rev., 2.00%, 2/1/2023 (c)	24,875	25,463

Indiana State Finance Authority, Lease Appropriation, Stadium Project Series 2008A, Rev., VRDO, 0.02%, 9/9/2021 (c)	6,620	6,620

Metropolitan School District of Southwest Allen County

Series 2019B, GO, 4.00%, 1/15/2022	100	101

Series 2019B, GO, 4.00%, 7/15/2022	590	610

Series 2019B, GO, 4.00%, 1/15/2023	520	547

Series 2019B, GO, 4.00%, 7/15/2023	485	519

Series 2019B, GO, 4.00%, 1/15/2024	575	626

Metropolitan School District Washington Township GO, 4.00%, 1/15/2022	590	598

North Putnam Middle School Building Corp., Ad Valorem Property Tax, First Mortgage

Rev., 3.00%, 1/15/2022	250	252

Rev., 3.00%, 7/15/2022	150	154

Purdue University, Student Facilities System Series 2007C, Rev., VRDO, 0.01%, 9/8/2021 (c)	6,460	6,460

Tippecanoe County School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 4.00%, 1/15/2022	365	370

Rev., 4.00%, 7/15/2022	275	284

Rev., 4.00%, 1/15/2023	300	316

Rev., 4.00%, 7/15/2023	380	407

Town of Schererville, Sewage Works

Rev., 4.00%, 3/1/2022	75	76

Rev., 4.00%, 3/1/2023	75	79

Rev., 4.00%, 3/1/2024	110	120

Total Indiana		77,509

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	159

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Iowa — 0.5%

City of Altoona

Series 2020A, COP, 4.00%, 6/1/2022	225	231

Series 2020A, COP, 4.00%, 6/1/2023	275	294

City of Coralville Series 2016E, COP, 4.00%, 6/1/2023	325	337

City of Iowa Falls, Capital Lien GO, 3.00%, 6/1/2023	230	240

County of Plymouth GO, AGM, 3.00%, 6/1/2022	290	296

Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.60%, 9/9/2021 (b) (e)	18,650	18,649

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.02%, 9/10/2021 (c)	8,500	8,500

North Polk Community School District, Services and Use Tax Series 2020B, Rev., 4.00%, 6/1/2022	450	463

Total Iowa		29,010

Kansas — 0.5%

Arkansas City Public Building Commission Rev., 3.00%, 9/1/2021	175	175

City of Manhattan, Temporary Notes GO, 1.50%, 6/15/2022	5,815	5,820

Johnson County Park and Recreation District

Series 2019B, COP, 3.00%, 9/1/2021	255	255

Series 2019A, COP, 5.00%, 9/1/2021	240	240

Series 2019B, COP, 3.00%, 9/1/2022	200	203

Series 2019A, COP, 5.00%, 9/1/2022	250	258

Series 2019B, COP, 3.00%, 9/1/2023	200	210

Series 2019A, COP, 5.00%, 9/1/2023	125	136

Kansas City, Kansas Community College

Series 2020A, COP, 4.00%, 4/1/2022	600	613

Series 2020A, COP, 4.00%, 4/1/2023	800	846

Series 2020A, COP, 4.00%, 4/1/2024	500	545

Kansas Development Finance Authority, State of Kansas Project

Series 2020R, Rev., 5.00%, 11/1/2021	6,960	7,016

Series 2020R, Rev., 5.00%, 11/1/2024	2,255	2,591

Series 2020R, Rev., 5.00%, 11/1/2025	3,570	4,242

Sedgwick County Unified School District No. 265 Goddard

Series 2020A, GO, 3.00%, 10/1/2021	275	276

Series 2020A, GO, 3.00%, 10/1/2022	295	304

Series 2020A, GO, 3.00%, 10/1/2023	350	370

Series 2020A, GO, 3.00%, 10/1/2024	1,050	1,135

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kansas — continued

Sedgwick County Unified School District No. 267 Renwick

Series 2019A, GO, 3.00%, 11/1/2022	100	103

Series 2019A, GO, 3.00%, 11/1/2023	100	106

Wyandotte County Unified School District No. 202 Turner

Series 2019A, GO, AGM, 2.00%, 9/1/2021	200	200

Series 2019A, GO, AGM, 3.00%, 9/1/2022	125	128

Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	420

Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	430

Total Kansas		26,622

Kentucky — 1.3%

City of Ashland, Ashland Hospital Corp. DBA King’s Daughters Medical Center

Rev., 5.00%, 2/1/2022	500	509

Rev., 5.00%, 2/1/2023	600	639

Rev., 5.00%, 2/1/2024	575	636

City of Hazard, Appalachian Regl Healthcare, Inc. Rev., 5.00%, 7/1/2027	600	743

County of Owen, Water Facilities, Kentucky-American Water Co. Project Rev., 0.70%, 9/1/2023 (c)	2,500	2,503

Kentucky Asset Liability Commission

Series 2021A, Rev., 4.00%, 11/1/2021	3,475	3,497

Series 2021A, Rev., 5.00%, 11/1/2022	4,500	4,758

Series 2021A, Rev., 5.00%, 11/1/2023	2,500	2,754

Series 2021A, Rev., 5.00%, 11/1/2024	2,500	2,861

Series 2021A, Rev., 5.00%, 11/1/2025	3,000	3,548

Kentucky Asset Liability Commission, Federal Highway Trust Fund Series 2020A, Rev., 5.00%, 9/1/2022	3,250	3,407

Kentucky Housing Corp., BTT Development III Portfolio Rev., 1.40%, 6/1/2022 (c)	3,315	3,343

Kentucky Public Energy Authority, Gas Supply

Series A, Rev., 4.00%, 4/1/2022	1,210	1,237

Series A, Rev., 4.00%, 4/1/2024 (c)	18,685	20,334

Kentucky State Property and Building Commission, Project No. 125

Series A, Rev., 5.00%, 3/1/2022	5,500	5,634

Series A, Rev., 5.00%, 9/1/2022	3,000	3,147

Kentucky State Property and Buildings Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	96

Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2020A, Rev., 0.90%, 9/10/2021	5,000	4,995

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kentucky — continued

Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2011A, Rev., VRDO, LOC: PNC Bank NA, 0.02%, 9/8/2021 (c)	1,700	1,700

Louisville Regional Airport Authority, Airport System Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,039

Paducah Electric Plant Board

Rev., 5.00%, 10/1/2021	2,300	2,309

Rev., 5.00%, 10/1/2022	2,000	2,097

Rev., 5.00%, 10/1/2023	2,000	2,184

Total Kentucky		73,970

Louisiana — 3.0%

Calcasieu Parish School District No. 23, Public School Improvement

GO, 5.00%, 9/1/2023	180	196

GO, 5.00%, 9/1/2024	250	284

Calcasieu Parish School District No. 34 GO, AGM, 3.00%, 1/15/2022	520	525

City of Shreveport, Water and Sewer Improvement GO, 5.00%, 9/1/2021	145	145

City of Shreveport, Water and Sewer, Junior Lien

Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	335

Series 2019B, Rev., AGM, 5.00%, 12/1/2024	225	258

City of Youngsville, Sales Tax Rev., 3.00%, 12/1/2021	255	257

Louisiana Local Government Environmental Facilities and Community Development Authority, East Ascension Consolidated Gravity Drainage District No. 1 Rev., 5.00%, 12/1/2025	715	847

Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Sewerage Commission Projects Rev., 5.00%, 2/1/2023 (d)	3,000	3,206

Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	1,500	1,506

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.67%, 9/9/2021 (b)	40,000	40,090

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2025 (c)	8,410	9,773

Louisiana Public Facilities Authority, Tulane University Project

Series 2020A, Rev., 5.00%, 4/1/2025	60	70

Series 2020A, Rev., 5.00%, 4/1/2026	100	120

Louisiana Stadium and Exposition District Rev., BAN, 4.00%, 7/3/2023	3,325	3,505

Parish of St. Charles, Pollution Control, Shell Oil Co., Norco Project Series B, Rev., VRDO, 0.01%, 9/10/2021 (c)	150	150

Parish of St. John the Baptist, Marathon Oil Corp. Project

Subseries 2017B-1, Rev., 2.13%, 7/1/2024 (c)	18,000	18,722

Subseries 2017B-2, Rev., 2.37%, 7/1/2026 (c)	12,800	13,622

State of Louisiana Gasoline and Fuels Tax, Second Lien

Series 2017D, Rev., 0.55%, 5/1/2022 (c)	16,035	16,040

Series 2017A, Rev., 0.60%, 5/1/2023 (c)	60,000	60,060

Zachary Community School District No. 1

GO, 3.00%, 3/1/2022	685	694

GO, 3.00%, 3/1/2023	715	744

Total Louisiana		171,149

Maine — 0.0% (f)

Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	302

Maryland — 1.6%

County of Calvert, Consolidated Public Improvement

GO, 4.00%, 9/10/2021	2,245	2,561

GO, 4.00%, 7/1/2022	1,940	2,003

GO, 4.00%, 7/1/2023	2,070	2,218

GO, 4.00%, 7/1/2024	2,010	2,227

County of Montgomery, Public Improvement Series 2020B, GO, 4.00%, 11/1/2024	1,000	1,119

County of Montgomery, Trinity Health Credit Group Series 2013MD, Rev., VRDO, 0.08%, 9/10/2021 (c)	24,500	24,500

Maryland Health and Higher Educational Facilities Authority, Anne Arundel Health System Issue Series 2009-B, Rev., VRDO, LOC: Bank of America NA, 0.02%, 9/10/2021 (c)	1,900	1,900

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	161

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Maryland — continued

Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program

Series 1985A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/10/2021 (c)	5,400	5,400

Series B, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/10/2021 (c)	16,915	16,915

Maryland Stadium Authority, Sports Facilities, Football Stadium Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.01%, 9/10/2021 (c)	19,335	19,335

State of Maryland, State and Local Facilities Loan of 2017 Series 2017B, GO, 5.00%, 8/1/2025	2,825	3,341

Washington Suburban Sanitary Commission, Multi-Modal Bond Series A-2, Rev., VRDO, BAN, GTD, LIQ: TD Bank NA, 0.01%, 9/8/2021 (c)	7,500	7,500

Total Maryland		89,019

Massachusetts — 2.7%

City of Boston Series 2020D, GO, 5.00%, 3/1/2024	2,335	2,617

City of Everett, Anticipation Notes GO, BAN, 2.00%, 2/11/2022	10,500	10,590

City of New Bedford GO, BAN, 2.00%, 4/15/2022	9,245	9,356

Commonwealth of Massachusetts Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 0.63%, 11/1/2021 (b)	30,000	30,139

Commonwealth of Massachusetts, Consolidated Loan of 2014 Subseries D-2, GO, 1.70%, 8/1/2022 (c)	5,500	5,577

Massachusetts Bay Transportation Authority, Sales Tax Series 2018A-2, Rev., VRDO, LIQ: State Street Bank & Trust, 0.01%, 9/8/2021 (c)	3,355	3,355

Massachusetts Development Finance Agency, Northeastern University Issue

Series 2020A, Rev., 5.00%, 10/1/2022	3,600	3,788

Series 2020A, Rev., 5.00%, 10/1/2023	2,900	3,191

Series 2020A, Rev., 5.00%, 10/1/2024	1,580	1,811

Series 2020A, Rev., 5.00%, 10/1/2025	975	1,159

Series 2020A, Rev., 5.00%, 10/1/2026	895	1,097

Massachusetts Development Finance Agency, Partners Healthcare System Issue

Series 2017S-5, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.44%, 9/9/2021 (b)	10,000	10,001

Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.52%, 9/9/2021 (b)	1,500	1,503

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Massachusetts Development Finance Agency, Suffolk University Issue

Rev., 5.00%, 7/1/2022	390	405

Rev., 5.00%, 7/1/2024	350	394

Massachusetts Development Finance Agency, Wellforce Issue

Series 2020C, Rev., AGM, 5.00%, 10/1/2021	120	120

Series 2020C, Rev., AGM, 5.00%, 10/1/2022	150	158

Series 2020C, Rev., AGM, 5.00%, 10/1/2023	100	109

Series 2020C, Rev., AGM, 5.00%, 10/1/2024	115	131

Series 2020C, Rev., AGM, 5.00%, 10/1/2025	175	206

Series 2020C, Rev., AGM, 5.00%, 10/1/2026	175	212

Massachusetts Development Finance Agency, Western New England University Issue Rev., 5.00%, 9/1/2021	265	265

Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 9/10/2021 (d)	2,500	2,598

Massachusetts Transportation Trust Fund Metropolitan Highway System Series 2010A-1, Rev., VRDO, LOC: Citibank NA, 0.01%, 9/8/2021 (c)	14,200	14,200

Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured Series A, Rev., 5.00%, 9/10/2021 (c)	10,000	10,635

Massachusetts Water Resources Authority Series A-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/8/2021 (c)	27,170	27,170

University of Massachusetts Building Authority

Rev., 5.00%, 9/10/2021 (d)	3,195	3,678

Rev., 5.00%, 11/1/2024 (d)	6,290	7,243

Series 2015-1, Rev., 5.00%, 11/1/2025 (d)	250	298

Total Massachusetts		152,006

Michigan — 2.3%

City of Charlevoix, Building Authority, Limited Tax

Rev., 4.00%, 9/10/2021	175	182

Rev., 4.00%, 10/1/2021	215	216

Rev., 4.00%, 10/1/2023	110	118

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

City of Gladstone, Capital Improvement, Limited Tax

GO, AGM, 3.00%, 3/1/2022	250	253

GO, AGM, 3.00%, 3/1/2023	260	270

GO, AGM, 3.00%, 3/1/2024	265	282

GO, AGM, 3.00%, 3/1/2025	275	299

Frankenmuth School District, School Building and Site GO, Q-SBLF, 4.00%, 5/1/2023	200	213

Fulton School District, Unlimited Tax

GO, AGM, 4.00%, 5/1/2025	215	241

GO, AGM, 4.00%, 5/1/2026	220	253

GO, AGM, 4.00%, 5/1/2027	210	246

Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 11/1/2021	2,225	2,243

Hopkins Public Schools

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2022	160	164

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2023	365	388

Huron Valley School District, Unlimited Tax

GO, Q-SBLF, 2.00%, 9/10/2021	5,950	6,128

GO, Q-SBLF, 2.00%, 5/1/2022	5,000	5,063

GO, Q-SBLF, 2.00%, 5/1/2024	5,825	6,096

GO, Q-SBLF, 2.00%, 5/1/2025	2,050	2,171

Jackson Public Schools, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2023	605	643

GO, Q-SBLF, 4.00%, 5/1/2024	690	759

Kelloggsville Public Schools, School Building and Site GO, AGM, 4.00%, 5/1/2022	380	390

Kent Hospital Finance Authority, Spectrum Health System Series 2008B-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/8/2021 (c)	34,040	34,040

Lakeview School District, School Building and Site, Unlimited Tax Series B, GO, VRDO, LOC: TD Bank NA, 0.02%, 9/9/2021 (c)	8,330	8,330

Leland Public School District

GO, AGM, 4.00%, 5/1/2022	510	523

GO, AGM, 4.00%, 5/1/2023	785	834

Michigan Finance Authority, Bronson Healthcare Group, Inc. Series B, Rev., 3.50%, 11/15/2022 (c)	4,165	4,313

Michigan Finance Authority, Trinity Health Credit Group Series MI-1, Rev., VRDO, 0.08%, 12/1/2021 (c)	14,500	14,500

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2010F-3, Rev., 4.00%, 9/10/2021 (c)	1,000	1,106

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Michigan State Housing Development Authority, Single Family Mortgage Series D, Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 0.05%, 9/8/2021 (c)	6,295	6,295

Michigan State Housing Development Authority, Woodland Hills Apartments Project Rev., 0.23%, 10/1/2022 (c)	7,200	7,203

Michigan Strategic Fund, Holland Home Obligated Group

Rev., 4.00%, 11/15/2021	180	181

Rev., 4.00%, 11/15/2022	180	187

Rev., 4.00%, 11/15/2023	190	202

Michigan Strategic Fund, Waste Management, Inc. Project Rev., 0.58%, 8/1/2024 (c)	3,000	3,001

South Haven Township and Casco Township, Water and Sewage Treatment Authority, Limited Tax

Rev., 4.00%, 9/10/2021	480	510

Rev., 4.00%, 5/1/2022	285	292

Rev., 4.00%, 5/1/2024	720	788

State of Michigan Rev., GAN, 5.00%, 3/15/2025	12,225	14,238

Waterford School District, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2022	650	667

GO, Q-SBLF, 4.00%, 5/1/2023	1,340	1,425

GO, Q-SBLF, 4.00%, 5/1/2024	1,360	1,494

Wayne County Airport Authority Series G, Rev., 5.00%, 12/1/2024	1,000	1,153

Wayne-Westland Community Schools, Building and Site Unlimited Tax

GO, Q-SBLF, 4.00%, 11/1/2021	785	790

GO, Q-SBLF, 4.00%, 5/1/2022	160	164

GO, Q-SBLF, 5.00%, 11/1/2022	290	306

Total Michigan		129,160

Minnesota — 0.5%

City of Minneapolis & St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System Series 2007C-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/9/2021 (c)	6,460	6,460

City of St. Paul Minnesota, Housing and Redevelopment Authority, Alliana Health System Series 2009C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 9/9/2021 (c)	10,280	10,280

City of Wayzata, Folkestone Senior Living Community

Rev., 3.00%, 8/1/2022	200	203

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	163

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Minnesota — continued

Rev., 3.00%, 8/1/2023	100	103

Rev., 3.00%, 8/1/2024	100	104

Duluth Economic Development Authority, Benedictine Health System

Series 2021A, Rev., 3.00%, 7/1/2023	210	219

Series 2021A, Rev., 3.00%, 7/1/2024	100	105

Series 2021A, Rev., 3.00%, 7/1/2025	100	106

Series 2021A, Rev., 3.00%, 7/1/2026	180	192

Duluth Housing and Redevelopment Authority, Duluth Public Schools Academy Project

Series 2018-A, Rev., 3.38%, 11/1/2021	330	331

Series 2018-A, Rev., 3.63%, 11/1/2022	345	354

Series 2018-A, Rev., 3.88%, 11/1/2023	325	341

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2022	160	163

Series 2019C, COP, 5.00%, 2/1/2022	135	137

Series 2019B, COP, 5.00%, 2/1/2023	185	196

Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2020C, GO, GAN, 0.38%, 12/1/2022	5,000	5,005

Minneapolis-St. Paul Metropolitan Airports Commission Series 2016B, Rev., 5.00%, 1/1/2022	1,325	1,345

Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.

Rev., 3.00%, 12/1/2021	75	75

Rev., 3.00%, 12/1/2022	100	103

Rev., 3.00%, 12/1/2023	100	105

Minnesota Tax and Aid Anticipation Borrowing Program Series 2020A, COP, 1.00%, 9/10/2021	40	40

Total Minnesota		25,967

Mississippi — 0.3%

City of Tupelo

GO, 4.00%, 12/1/2021	125	126

GO, 4.00%, 12/1/2022	245	257

GO, 4.00%, 12/1/2023	315	341

County of Warren, Gulf Opportunity Zone, International Paper Co. Project

Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,750	1,812

Series 2020C, Rev., 1.37%, 6/16/2025 (c)	1,500	1,552

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project Series 2010 H, Rev., VRDO, 0.01%, 9/3/2021 (c)	11,335	11,335

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued

Mississippi Development Bank, Rankin County Bond Project Rev., 3.00%, 3/1/2022	100	101

Mississippi Development Bank, Special Obligation, Biloxi Project Rev., 3.00%, 3/1/2022	175	177

Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project

Series B, Rev., 5.00%, 1/1/2022	320	325

Series B, Rev., 5.00%, 1/1/2023	370	393

Series B, Rev., 5.00%, 1/1/2024	370	408

State of Mississippi, Capital Improvements Project Series 2011A, GO, 5.00%, 10/1/2021 (d)	25	25

State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2021	700	704

Total Mississippi		17,556

Missouri — 0.8%

Belton School District No. 124, Belton School District Project COP, AGM, 4.00%, 1/15/2022 (d)	100	101

City of Kansas City, Roe Bartle Convention Center Series 2008F, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/8/2021 (c)	4,490	4,490

City of St. Peters

COP, 4.00%, 5/1/2022	605	620

COP, 4.00%, 5/1/2023	625	664

COP, 4.00%, 5/1/2024	650	712

COP, 4.00%, 5/1/2025	425	479

County of Greene, Special Obligation

Rev., 4.00%, 12/1/2021	205	207

Rev., 4.00%, 12/1/2022	260	273

Rev., 4.00%, 12/1/2023	520	563

Rev., 4.00%, 12/1/2024	540	602

County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,226

County of St. Louis, Special Obligation

Series 2021B, Rev., 5.00%, 12/1/2024	3,595	4,144

Series 2021B, Rev., 5.00%, 12/1/2025	1,885	2,249

Series 2021B, Rev., 5.00%, 12/1/2026	3,955	4,859

Greene County Reorganized School District No. R-8 Series 2019B, GO, 3.00%, 3/1/2022	500	507

Series 2019B, GO, 3.00%, 3/1/2023	595	621

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Missouri — continued

Health and Educational Facilities Authority of the State of Missouri, BJC Health System

Series C, Rev., VRDO, LIQ: BJC Health System, 0.02%, 9/10/2021 (c)	1,285	1,285

Series 2021B, Rev., 4.00%, 5/1/2026 (c)	7,500	8,697

Missouri Western State University, Auxiliary System Rev., 2.80%, 10/1/2022	50	50

Nixa Public Schools

Series 2019B, GO, 4.00%, 9/10/2021	175	178

Series 2019B, GO, 5.00%, 3/1/2023	200	215

St. Louis County Special School District

COP, 4.00%, 4/1/2022	395	404

COP, 4.00%, 4/1/2023	410	435

COP, 4.00%, 4/1/2024	605	661

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ: Royal Bank of Canada, 0.14%, 9/10/2021 (c) (e)	8,200	8,200

Total Missouri		45,442

Montana — 0.1%

Montana State Board of Regents, Montana State University Series F, Rev., (SIFMA Municipal Swap Index Yield + 0.45%), 0.47%, 9/9/2021 (b)	3,130	3,139

Nebraska — 0.1%

City of Omaha, Special Tax Series A, Rev., 5.00%, 1/15/2022	125	127

County of Saunders

GO, 1.00%, 11/1/2021	100	100

GO, 2.00%, 11/1/2022	300	306

GO, 3.00%, 11/1/2023	325	344

GO, 3.00%, 11/1/2024	415	449

County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (c)	6,800	6,911

Total Nebraska		8,237

Nevada — 0.5%

City of Carson, Carson Tahoe Regional Healthcare Project Rev., 5.00%, 9/1/2027	610	752

City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 9/10/2021 (e)	595	605

Clark County School District, Limited Tax Series C, GO, 5.00%, 6/15/2023	2,000	2,174

County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2008D-3, Rev., VRDO, LOC: Bank of America NA, 0.02%, 9/8/2021 (c)	4,435	4,435

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — continued

County of Humboldt, Sierra Pacific Power Company Project Series 2016B, Rev., 1.85%, 4/15/2022 (c)	4,550	4,594

County of Washoe, Water Facilities Bonds, Sierra Pacific Power Company Project

Rev., AMT, 0.63%, 4/15/2022 (c)	4,000	4,007

Series 2016G, Rev., 1.85%, 4/15/2022 (c)	5,000	5,049

State of Nevada Department of Business and Industry, Brightline West Passenger Rail Series 2020A, Rev., AMT, 0.25%, 2/1/2022 (c) (e)	7,500	7,502

Total Nevada		29,118

New Hampshire — 0.4%

New Hampshire Business Finance Authority, Waste Management, Inc., Project Series 2018A, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 0.39%, 9/9/2021 (b)	24,500	24,500

New Jersey — 3.4%

Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project

Series 2021A, Rev., AGM, 5.00%, 7/1/2024	75	85

Series 2021A, Rev., AGM, 5.00%, 7/1/2025	100	117

Series 2021A, Rev., AGM, 5.00%, 7/1/2026	100	120

Borough of Paramus GO, BAN, 2.00%, 10/15/2021	7,510	7,527

Borough of Stone Harbor GO, BAN, 1.25%, 10/29/2021	16,255	16,279

Burlington County Bridge Commission, Governmental Leasing Program Series 2020C-1 & C-2, Rev., 2.00%, 11/11/2021	20,000	20,076

City of Newark

Series 2020A, GO, 5.00%, 10/1/2021	110	110

Series 2020B, GO, 5.00%, 10/1/2021	250	251

Series 2020A, GO, 5.00%, 10/1/2022	750	784

Series 2020B, GO, 5.00%, 10/1/2022	500	524

Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000	1,091

Series 2020B, GO, AGM, 5.00%, 10/1/2023	525	573

Series 2020A, GO, AGM, 5.00%, 10/1/2024	1,000	1,131

Series 2020B, GO, AGM, 5.00%, 10/1/2024	650	736

Series 2020A, GO, AGM, 5.00%, 10/1/2025	850	993

Series 2020B, GO, AGM, 5.00%, 10/1/2025	595	695

Series 2020A, GO, AGM, 5.00%, 10/1/2026	750	902

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	165

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

Cumberland County Improvement Authority (The), Vineland Public Safety Building Project Rev., 5.00%, 12/15/2021	340	345

East Brunswick Township Board of Education, School Energy Savings GO, 5.00%, 8/1/2022	110	115

Jersey City Municipal Utilities Authority, Water Project Notes Rev., 3.00%, 7/1/2022	16,000	16,355

New Brunswick Parking Authority, Tax-Exempt

Series 2020B, Rev., GTD, 5.00%, 9/1/2021	70	70

Series 2020B, Rev., GTD, 5.00%, 9/1/2022	350	366

Series 2020B, Rev., GTD, 5.00%, 9/1/2023	335	365

Series 2020B, Rev., GTD, 5.00%, 9/1/2024	425	482

Series 2020B, Rev., GTD, 5.00%, 9/1/2025	425	499

Series 2020A, Rev., GTD, 5.00%, 9/1/2026	500	605

New Jersey Economic Development Authority, School Facilities Construction

Rev., 5.00%, 6/15/2022	100	104

Rev., 5.00%, 6/15/2023	110	119

Rev., 5.00%, 6/15/2024	300	339

Rev., 5.00%, 6/15/2025	550	643

Rev., 5.00%, 6/15/2026	555	669

New Jersey Transportation Trust Fund Authority

Series 2021A, Rev., 5.00%, 6/15/2025	2,750	3,217

Series 2021A, Rev., 5.00%, 6/15/2026	2,500	3,015

New Jersey Turnpike Authority Series D, Rev., 5.00%, 1/1/2028	7,000	8,424

Passaic County Improvement Authority (The), City of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	427

Passaic Valley Sewerage Commission, Sewer System

Series J, Rev., AGM, 3.00%, 12/1/2025	1,825	2,012

Series J, Rev., AGM, 3.00%, 12/1/2026	6,285	7,038

State of New Jersey, COVID-19 Emergency Bonds

GO, 4.00%, 6/1/2023	21,380	22,783

GO, 5.00%, 6/1/2024	26,250	29,617

GO, 5.00%, 6/1/2025	12,670	14,812

Township of Chatham GO, BAN, 1.50%, 4/8/2022	11,475	11,568

Township of West Milford GO, BAN, 1.25%, 9/17/2021	18,738	18,746

Total New Jersey		194,729

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Mexico — 0.2%

City of Rio Rancho, Water and Wastewater System Rev., 5.00%, 5/15/2022	1,250	1,293

City of Santa Fe, El Castillo Retirement Residences Project Series 2019B-2, Rev., 2.25%, 5/15/2024	600	601

County of Sandoval GO, 5.00%, 8/1/2022	560	585

New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group — La Vida Llena Expansion Project

Series C, Rev., 2.25%, 9/10/2021	1,525	1,526

Series C, Rev., 2.38%, 7/1/2024	1,525	1,526

University of New Mexico (The), Subordinate Lien System Series 2002B, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/8/2021 (c)	2,360	2,360

University of New Mexico, Gallup Branch Community College District GO, 2.00%, 10/15/2022	1,500	1,502

Total New Mexico		9,393

New York — 21.7%

Afton Central School District GO, BAN, 1.25%, 7/15/2022	6,000	6,055

Albany City School District

Series 2021A, GO, BAN, 3.00%, 3/25/2022	46,605	47,355

Series B, GO, BAN, 1.00%, 7/29/2022	65,590	66,111

Amsterdam City School District GO, BAN, 1.25%, 6/24/2022	23,548	23,754

Ardsley Union Free School District GO, BAN, 1.25%, 2/11/2022	2,694	2,708

Battery Park City Authority

Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/9/2021 (c)	935	935

Series 2019D-1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/10/2021 (c)	14,855	14,855

Berlin Central School District GO, BAN, 2.00%, 6/29/2022	5,195	5,273

Brasher Falls Central School District Series 2021B, GO, BAN, 1.25%, 7/13/2022	15,811	15,960

Broome County Local Development Corp., United Health Services Hospitals, Inc., Project

Rev., AGM, 5.00%, 4/1/2024	500	560

Rev., AGM, 5.00%, 4/1/2025	500	580

Rev., AGM, 5.00%, 4/1/2026	500	599

Canaseraga Central School District GO, BAN, 1.25%, 7/20/2022	3,640	3,674

Canastota Central School District GO, BAN, 1.25%, 6/29/2022	19,200	19,378

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Catskill Central School District GO, BAN, 1.25%, 6/29/2022	26,960	27,199

Central Square Central School District GO, BAN, 1.25%, 11/19/2021	11,995	12,023

Cheektowaga Central School District GO, BAN, 1.25%, 9/10/2021	15,400	15,434

Chenango Forks Central School District Series 2021B, GO, BAN, 1.25%, 6/30/2022	12,000	12,098

Chenango Valley Central School District GO, BAN, 1.25%, 6/24/2022	12,190	12,295

City of Jamestown, Public Improvement

GO, 5.00%, 9/10/2021	525	568

GO, 5.00%, 6/1/2022	500	518

GO, 5.00%, 6/1/2024	545	612

City of New York Subseries B-3, GO, VRDO, LOC: TD Bank NA, 0.02%, 9/10/2021 (c)	10,520	10,520

City of New York, Fiscal Year 2012 Series A, Subseries A-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.01%, 9/9/2021 (c)	2,300	2,300

City of New York, Fiscal Year 2014 Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.01%, 9/1/2021 (c)	6,100	6,100

City of New York, Fiscal Year 2020 Series 2020-1, GO, 5.00%, 8/1/2026	1,300	1,588

City of New York, Fiscal Year 2021 Series A, Subseries A-1, GO, 5.00%, 8/1/2024	15,000	17,092

City of Rochester Series 2021-I, GO, BAN, 1.50%, 3/3/2022	41,355	41,645

East Quogue Union Free School District GO, TAN, 1.25%, 6/24/2022	5,000	5,043

Edgemont Union Free School District at Greenburgh GO, BAN, 1.25%, 9/2/2022	3,800	3,841

Floral Park-Bellerose Union Free School District

GO, 5.00%, 12/1/2021	450	455

GO, 5.00%, 12/1/2022	475	504

GO, 5.00%, 12/1/2023	495	549

GO, 5.00%, 12/1/2024	525	607

GO, 5.00%, 12/1/2025	550	660

Frewsburg Central School District GO, BAN, 1.25%, 6/22/2022	6,177	6,229

Gananda Central School District GO, BAN, 1.25%, 6/30/2022	8,000	8,073

Geneva City School District GO, RAN, 1.25%, 6/22/2022	7,000	7,057

Gowanda Central School District GO, BAN, 1.25%, 6/21/2022	10,911	11,001

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Granville Central School District GO, BAN, 1.25%, 6/17/2022	13,951	14,070

Hamilton Central School District GO, BAN, 1.25%, 7/8/2022	5,796	5,859

Harborfields Central School District GO, BAN, 1.25%, 9/10/2021	14,609	14,772

Hempstead Town Local Development Corp., Adelphi University Project

Rev., 4.00%, 2/1/2022	50	51

Rev., 4.00%, 2/1/2023	100	105

Rev., 4.00%, 2/1/2024	200	216

Hempstead Union Free School District

Series A, GO, RAN, 1.00%, 6/30/2022	6,000	6,037

Series 2021B, GO, BAN, 1.00%, 7/13/2022	4,130	4,156

Hermon-DeKalb Central School District GO, BAN, 1.25%, 9/10/2021	14,000	14,118

Hoosick Falls Central School District GO, BAN, 1.25%, 8/5/2022	12,500	12,617

Jamesville-Dewitt Central School District GO, BAN, 1.25%, 9/10/2021	21,000	21,206

Lewiston-Porter Central School District GO, BAN, 1.25%, 6/15/2022	8,090	8,158

Lisbon Central School District GO, BAN, 1.25%, 7/15/2022	5,200	5,249

Long Island Power Authority, Electric System

Series 2019A, Rev., 5.00%, 9/1/2021	835	835

Series 2020A, Rev., 5.00%, 9/10/2021	680	832

Rev., 1.00%, 9/1/2025	25,000	25,297

Mcgraw Central School District GO, BAN, 1.25%, 6/28/2022	8,855	8,936

Metropolitan Transportation Authority Series 2002G-1F, Rev., (SOFR + 0.43%), 0.46%, 10/1/2021 (b)	2,000	2,001

Metropolitan Transportation Authority, Dedicated Tax Fund Series 2019A, Rev., BAN, 5.00%, 9/10/2021	20,500	20,990

Middleburgh Central School District GO, BAN, 1.25%, 6/28/2022	9,770	9,852

Moriah Central School District GO, BAN, 1.25%, 7/14/2022	6,815	6,881

Mount Vernon City School District

GO, 5.00%, 12/1/2021	885	895

GO, 5.00%, 12/1/2022	1,965	2,079

New York City Housing Development Corp., Multi-Family Mortgage, West 26th Street Development Series 2011B, Rev., VRDO, 0.02%, 9/9/2021 (c)	2,570	2,570

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	167

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Industrial Development Agency, Queens Baseball Stadium Project

Rev., AGM, 5.00%, 1/1/2024	1,000	1,110

Rev., AGM, 5.00%, 1/1/2025	2,000	2,306

Rev., AGM, 5.00%, 1/1/2026	1,000	1,191

Rev., AGM, 5.00%, 1/1/2027	1,000	1,225

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Series 21-A, Rev., 5.00%, 9/10/2021	46,070	46,442

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2022 Series A, Subseries A-1, Rev., 5.00%, 11/1/2023	14,500	16,018

New York City Water and Sewer System, Fiscal Year 2003 Subseries F1B, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/1/2021 (c)	150	150

New York City Water and Sewer System, Second General Resolution Series BB-1A, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 9/10/2021 (c)	14,600	14,600

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2008 Subseries BB-1, Rev., VRDO, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.01%, 9/10/2021 (c)	11,390	11,390

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/1/2021 (c)	11,200	11,200

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.02%, 9/9/2021 (c)	5,680	5,680

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018 Series 2018CC-2, Rev., 5.00%, 6/15/2025	4,420	4,910

New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	1,003

New York State Dormitory Authority, School Districts Financing Program Series 2019A, Rev., 5.00%, 10/1/2022	7,490	7,888

New York State Dormitory Authority, St. John’s University

Series 2021A, Rev., 4.00%, 7/1/2022	1,500	1,549

Series 2021A, Rev., 5.00%, 7/1/2025	750	879

New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 9/10/2021	400	467

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York State Housing Finance Agency, 330 West 39th Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.02%, 9/10/2021 (c)	46,100	46,100

New York State Housing Finance Agency, 8 East 102nd Street Housing Series 2010A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/10/2021 (c)	40,445	40,445

New York State Housing Finance Agency, Service Contract Series 2003A-1, Rev., VRDO, LOC: Bank of America NA, 0.06%, 9/8/2021 (c)	120	120

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	14,650	14,874

New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt

Rev., 5.00%, 12/1/2021	1,000	1,012

Rev., 5.00%, 12/1/2022	750	793

Rev., 5.00%, 12/1/2023	800	881

Rev., 5.00%, 12/1/2024	800	915

Rev., 5.00%, 12/1/2025	500	590

Rev., 5.00%, 12/1/2026	750	908

Niagara Frontier Transportation Authority, Buffalo Niagara International Airport Series 2019A, Rev., AMT, 5.00%, 4/1/2022	845	868

North Syracuse Central School District GO, BAN, 1.25%, 8/5/2022	40,300	40,696

Northeastern Clinton Central School District GO, BAN, 1.25%, 9/2/2022	20,000	20,214

Oakfield-Alabama Central School District GO, BAN, 1.25%, 7/19/2022	11,000	11,107

Odessa-Montour Central School District GO, BAN, 1.25%, 7/15/2022	11,200	11,307

Owego Apalachin Central School District GO, BAN, 1.25%, 6/29/2022	22,476	22,685

Oxford Academy and Central School District GO, BAN, 2.00%, 7/8/2022	5,580	5,665

Palmyra Macedon Central School District GO, BAN, 1.25%, 6/16/2022	16,220	16,363

Pine Valley Central School District GO, BAN, 1.25%, 6/15/2022	6,420	6,472

Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	10,000	10,959

Sandy Creek Central School District GO, BAN, 1.25%, 6/24/2022	20,222	20,392

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Schenectady City School District GO, BAN, 1.25%, 10/22/2021	31,755	31,805

Seneca Falls Central School District GO, BAN, 1.25%, 6/28/2022	14,715	14,850

Solvay Union Free School District GO, BAN, 1.25%, 6/29/2022	25,530	25,752

Town of Oyster Bay, Public Improvement

GO, 2.00%, 11/1/2021	415	416

GO, 4.00%, 11/1/2022	410	428

GO, 4.00%, 11/1/2023	1,000	1,081

GO, 4.00%, 11/1/2024	950	1,059

GO, 4.00%, 11/1/2025	495	565

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2005A, Rev., VRDO, LOC: Barclays Bank plc, 0.01%, 9/9/2021 (c)	21,445	21,445

Series 2021A, Rev., BAN, 5.00%, 11/1/2025	15,000	17,871

Series 2021A-2, Rev., 2.00%, 5/15/2026 (c)	16,000	17,117

Trust for Cultural Resources of The City of New York (The), American Museum of Natural History

Series 2014B-2, Rev., VRDO, 0.07%, 9/9/2021 (c)	8,000	8,000

Series 2014B-1, (SIFMA Municipal Swap Index Yield + 0.04%), 0.06%, 9/16/2021 (b)	5,000	5,000

Union Endicott Central School District GO, BAN, 1.25%, 6/24/2022	8,513	8,590

Waterville Central School District Series 2021B, GO, BAN, 1.25%, 7/15/2022	12,310	12,418

Watervliet City School District GO, BAN, 1.25%, 4/27/2022	10,000	10,070

Whitesboro Central School District GO, BAN, 1.25%, 6/24/2022	20,717	20,898

Williamson Central School District GO, BAN, 1.25%, 7/15/2022	9,272	9,361

Windsor Central School District GO, BAN, 1.25%, 6/16/2022	9,649	9,729

Yorkshire-Pioneer Central School District GO, BAN, 1.25%, 7/28/2022	14,000	14,130

Total New York		1,231,549

North Carolina — 4.0%

Buncombe County Metropolitan Sewerage District Series 2008A, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 9/9/2021 (c)	19,975	19,975

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

City of Charlotte, 2003 Governmental Facilities Projects Series 2013G, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.01%, 9/10/2021 (c)	48,205	48,205

City of Charlotte, Water and Sewer System Series B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.01%, 9/9/2021 (c)	25,950	25,950

City of Raleigh, Downtown Improvement Projects Series 2005-B-1, COP, VRDO, LIQ: PNC Bank NA, 0.03%, 9/10/2021 (c)	23,300	23,300

City of Raleigh, Limited Obligation Series 2016A, Rev., VRDO, LIQ: PNC Bank NA, 0.03%, 9/8/2021 (c)	8,115	8,115

Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project

Series 2019A, Rev., 2.00%, 10/1/2024 (c)	825	866

Series 2019B, Rev., 2.00%, 10/1/2024 (c)	825	866

Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,780	1,842

County of Harnett, Limited Obligation

Rev., 3.00%, 12/1/2021	2,015	2,030

Rev., 4.00%, 12/1/2022	1,700	1,782

Rev., 4.00%, 12/1/2023	1,650	1,792

Rev., 4.00%, 12/1/2024	1,000	1,119

Rev., 5.00%, 12/1/2025	1,000	1,192

County of Orange, Limited Obligation

Series 2021A, Rev., 5.00%, 11/15/2022	1,405	1,488

Series 2021A, Rev., 5.00%, 11/15/2023	630	697

Series 2021A, Rev., 5.00%, 11/15/2024	350	404

Series 2021A, Rev., 5.00%, 11/15/2025	250	298

North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	2,840	3,401

North Carolina Medical Care Commission, Moses Cone Health System Series 2001A, Rev., VRDO, LIQ: BMO Harris Bank NA, 0.02%, 9/9/2021 (c)	26,170	26,170

North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	39,700	44,024

State of North Carolina, Build NC Programs, Limited Obligation Series 2020B, Rev., 5.00%, 5/1/2022	7,000	7,229

University of North Carolina at Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.47%, 10/1/2021 (b)	3,750	3,758

Total North Carolina		224,503

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	169

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — 4.2%

Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	125	126

American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (c)	10,000	10,016

City of Akron, Various Purpose

GO, 2.00%, 12/1/2022	565	577

GO, 2.00%, 12/1/2023	485	503

City of Centerville, Graceworks Lutheran Services Rev., 5.00%, 11/1/2021	285	286

City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements Series 2018A, Rev., 5.00%, 10/1/2022	265	279

City of Elyria, Limited Tax

Series 2019-2, GO, 4.00%, 12/1/2021	1,010	1,020

Series 2019-2, GO, 4.00%, 12/1/2022	935	979

City of Lakewood, Income Tax Rev., 0.75%, 3/22/2022	5,000	5,019

City of Lorain, Limited Tax

Series 2020A, GO, 4.00%, 12/1/2021	220	222

Series 2020A, GO, 4.00%, 12/1/2022	280	293

Series 2020A, GO, 4.00%, 12/1/2023	300	325

Series 2020A, GO, 4.00%, 12/1/2024	250	278

City of Toledo, Limited Tax, Capital Improvement

GO, AGM, 5.00%, 12/1/2021	1,275	1,290

GO, AGM, 5.00%, 12/1/2022	1,305	1,383

City of Whitehall, Special Obligation Nontax Rev., 1.00%, 12/8/2021	3,810	3,817

Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project

Rev., 5.00%, 7/1/2025	100	116

Rev., 5.00%, 7/1/2026	125	150

County of Allen, Hospital Facilities, Catholic Health Partners Series 2012B, Rev., VRDO, 0.02%, 9/8/2021 (c)	50,865	50,865

County of Allen, Hospital Facilities, Mercy Health Series B, Rev., 5.00%, 5/5/2022 (c)	2,000	2,063

County of Franklin, Hospital Facilities, OhioHealth Corp.

Series 2009A, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 9/8/2021 (c)	38,030	38,030

Series 2011C, Rev., VRDO, 0.01%, 9/8/2021 (c)	200	200

Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 0.45%, 9/10/2021 (b)	5,000	5,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

County of Ross, Adena Health System Obligated Group Project

Rev., 5.00%, 12/1/2021	335	339

Rev., 5.00%, 12/1/2022	355	376

Rev., 5.00%, 12/1/2023	490	539

Euclid City School District

COP, 4.00%, 12/1/2023	70	76

COP, 4.00%, 12/1/2024	180	200

Lancaster Port Authority, Gas Supply Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 2/1/2025 (c)	5,000	5,747

Ohio Housing Finance Agency, Carnegie Tower Project Rev., FHA, 0.35%, 9/10/2021 (c)	10,200	10,224

Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2016A, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 9/8/2021 (c)	73,645	73,645

State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2020B, Rev., VRDO, 0.01%, 9/10/2021 (c)	12,000	12,000

State of Ohio, Infrastructure Improvement Series A, GO, VRDO, LOC: TD Bank NA, 0.01%, 9/8/2021 (c)	1,985	1,985

State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 0.09%, 9/7/2021 (c)	8,250	8,250

Village of Obetz, Various Purpose Rev., 5.00%, 12/1/2021	125	126

Zanesville City School District, Unlimited Tax GO, 4.00%, 9/10/2021	595	601

Total Ohio		236,945

Oklahoma — 0.4%

Bryan County School Finance Authority, Durant Public Schools Project

Rev., 4.00%, 9/10/2021	155	167

Rev., 4.00%, 12/1/2021	140	141

Rev., 4.00%, 12/1/2022	190	199

Rev., 4.00%, 12/1/2024	165	184

Canadian County Educational Facilities Authority, Mustang Public Schools Project Rev., 3.00%, 9/1/2023	1,000	1,054

City of Moore GO, 1.25%, 4/1/2022	1,550	1,560

Cleveland County Educational Facilities Authority, Lexington Public Schools Project

Rev., 4.00%, 9/1/2021	150	150

Rev., 4.00%, 9/1/2022	125	130

Rev., 4.00%, 9/1/2023	270	289

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oklahoma — continued

Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 4.00%, 6/1/2026	3,500	4,068

Custer County Economic Development Authority, Thomas Fay Public Schools

Rev., 4.00%, 12/1/2021	410	414

Rev., 4.00%, 12/1/2023	450	483

Elk City Industrial Authority, Sales Tax Rev., 2.00%, 5/1/2023	140	143

Ellis County Educational Facilities Authority, Fargo-Gage Public Schools Project

Rev., 3.00%, 9/10/2021	730	758

Rev., 3.00%, 3/1/2022	725	735

Garvin County Educational Facilities Authority, Pernell Public Schools Project

Rev., 4.00%, 9/1/2021	125	125

Rev., 4.00%, 9/1/2022	135	140

Rev., 4.00%, 9/1/2023	110	118

Rev., 4.00%, 9/1/2024	160	176

Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project

Rev., 4.00%, 9/1/2021	250	250

Rev., 4.00%, 9/1/2022	200	208

Rev., 4.00%, 9/1/2023	300	321

Rev., 4.00%, 9/1/2024	245	271

Kingfisher County Educational Facilities Authority, Lomega Public Schools Project

Rev., 3.00%, 3/1/2022	165	167

Rev., 3.00%, 3/1/2023	385	401

Rev., 3.00%, 3/1/2024	270	287

Muskogee Industrial Trust, Muskogee Public Schools Project Rev., 5.00%, 9/1/2023	900	977

Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	4,885	4,931

Oklahoma Housing Finance Agency, Central Oklahoma Portfolio Rev., 0.28%, 9/10/2021 (c)	2,500	2,504

Pittsburg County Educational Facilities Authority, McAlester Public Schools Project

Rev., 4.00%, 12/1/2024	250	277

Rev., 4.00%, 12/1/2026	250	289

Tulsa County Industrial Authority, Sand Springs Public Schools Project

Rev., 5.00%, 9/1/2021	325	325

Rev., 2.00%, 9/1/2022	125	127

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — continued

Rev., 4.00%, 9/1/2023	175	186

Rev., 4.00%, 9/1/2024	435	476

Wagoner County School Development Authority, Wagoner Public Schools Project

Rev., 4.00%, 9/1/2021	225	225

Rev., 4.00%, 9/1/2023	525	558

Total Oklahoma		23,814

Oregon — 0.2%

County of Yamhill, Linfield University Project

Rev., 4.00%, 10/1/2021	165	165

Rev., 4.00%, 10/1/2022	250	259

Rev., 4.00%, 10/1/2023	435	465

Rev., 4.00%, 10/1/2024	425	468

Oregon State Facilities Authority, Linfield College Project Series 2015A, Rev., 5.00%, 9/10/2021 (d)	1,000	1,177

State of Oregon, Housing and Community Services Department, Sha Rad Group II Apartment Projects Rev., 1.45%, 9/10/2021 (c)	3,350	3,384

State of Oregon, Veterans Welfare Series 2015P, GO, VRDO, LIQ: U.S. Bank NA, 0.02%, 9/10/2021 (c)	3,500	3,500

Yamhill County Hospital Authority, Friendsview, Tax Exempt

Series 2021B-3, Rev., 1.75%, 11/15/2026	415	416

Series 2021B-2, Rev., 2.13%, 11/15/2027	500	502

Total Oregon		10,336

Pennsylvania — 4.4%

Allegheny County Sanitary Authority, Sewer

Series 2020B, Rev., 3.00%, 6/1/2022	250	255

Series 2020A, Rev., 4.00%, 6/1/2024	300	330

Series 2020A, Rev., 4.00%, 6/1/2025	150	170

Series 2020B, Rev., 4.00%, 6/1/2025	210	238

Series 2020A, Rev., 5.00%, 6/1/2026	425	512

Allentown City School District, Obligation Tax GO, TRAN, 1.00%, 3/31/2022	2,250	2,250

Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (e)	200	213

Ambridge Borough Water Authority

Rev., 4.00%, 11/15/2021	160	161

Rev., 4.00%, 11/15/2022	175	183

Rev., 4.00%, 11/15/2023	175	189

Apollo-Ridge School District

Series 2019A, GO, 2.00%, 9/1/2022	375	382

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	171

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Series 2019A, GO, 4.00%, 9/1/2023	385	412

Series 2019A, GO, 4.00%, 9/1/2024	450	495

Armstrong School District

Series A, GO, 3.00%, 3/15/2022	235	238

Series B, GO, 3.00%, 3/15/2022	300	304

Series A, GO, 3.00%, 3/15/2023	240	250

Series B, GO, 3.00%, 3/15/2023	400	417

Berks County Municipal Authority (The), Tower Health Project

Series 2020A, Rev., 5.00%, 2/1/2022	500	506

Series 2020A, Rev., 5.00%, 2/1/2023	1,300	1,355

Series 2020A, Rev., 5.00%, 2/1/2024	425	458

Series 2020A, Rev., 5.00%, 2/1/2025	600	664

Series 2020A, Rev., 5.00%, 2/1/2026	1,015	1,149

Bethlehem Area School District GO, 5.00%, 10/15/2021	13,155	13,232

Big Beaver Falls Area School District, Unlimited Tax

GO, 4.00%, 3/15/2022	1,155	1,178

GO, 5.00%, 3/15/2023	1,200	1,285

Burgettstown Area School District

Series A, GO, 3.00%, 3/15/2022	100	101

Series A, GO, 4.00%, 3/15/2023	200	211

Carmichaels Area School District, Limited Tax

GO, 4.00%, 9/1/2022	190	197

GO, 4.00%, 9/1/2023	150	161

Charleroi Borough Authority Water System

Rev., AGM, 4.00%, 12/1/2021	225	227

Rev., AGM, 4.00%, 12/1/2022	165	173

Rev., AGM, 4.00%, 12/1/2023	225	243

Chester County Health and Education Facilities Authority, Main Line Health System

Series 2020A, Rev., 3.00%, 9/1/2023	230	243

Series 2020A, Rev., 3.00%, 9/1/2024	215	233

Series 2020A, Rev., 5.00%, 9/1/2025	250	297

City of Altoona, Guaranteed Sewer

GO, AGM, 5.00%, 12/1/2021	265	268

GO, AGM, 5.00%, 12/1/2022	200	212

GO, AGM, 5.00%, 12/1/2023	300	331

City of Lebanon Authority, Green Bond

Rev., 4.00%, 12/15/2021	240	243

Rev., 4.00%, 12/15/2022	275	288

Rev., 4.00%, 12/15/2023	360	389

City of Philadelphia

Series 2012A, GO, 5.00%, 9/15/2021	45	45

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Series 2019A, GO, 5.00%, 8/1/2022	4,755	4,968

Series 2017A, GO, 5.00%, 8/1/2026	6,030	7,339

City of Philadelphia, Airport System

Series 2020A, Rev., 5.00%, 7/1/2024	1,480	1,678

Series 2020A, Rev., 5.00%, 7/1/2025	1,550	1,824

Series 2020A, Rev., 5.00%, 7/1/2026	1,160	1,409

City of Philadelphia, Water and Wastewater System Rev., 5.00%, 11/1/2022 (d)	1,465	1,547

City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	364

Conewago Valley School District Series 2013A, GO, 2.00%, 9/15/2021	570	570

Connellsville Area School District

Series A, GO, AGM, 2.00%, 5/15/2022	70	71

Series A, GO, AGM, 2.00%, 5/15/2023	70	72

Cornell School District

GO, AGM, 2.00%, 9/10/2021	200	200

GO, AGM, 4.00%, 9/1/2022	200	207

County of Armstrong

GO, AGM, 4.00%, 6/1/2022	380	391

Series A, GO, 4.00%, 6/1/2022	430	441

GO, AGM, 4.00%, 6/1/2023	225	240

Series A, GO, 5.00%, 6/1/2023	225	244

GO, AGM, 4.00%, 6/1/2024	230	253

GO, AGM, 4.00%, 6/1/2025	240	271

County of Indiana

GO, 2.00%, 12/15/2021	60	60

GO, 2.00%, 12/15/2022	180	184

GO, 2.00%, 12/15/2023	260	270

GO, 3.00%, 12/15/2024	430	466

GO, 3.00%, 12/15/2025	250	275

GO, 3.00%, 12/15/2026	435	486

County of Lackawanna

Series 2020A, GO, 4.00%, 3/15/2022	200	204

Series 2020B, GO, 4.00%, 9/1/2022	135	140

Series 2020A, GO, 4.00%, 3/15/2023	200	211

Series 2020B, GO, 4.00%, 9/1/2023	305	327

Series 2020A, GO, 4.00%, 3/15/2024	300	327

Series 2020B, GO, 4.00%, 9/1/2024	680	750

Series 2020A, GO, 4.00%, 3/15/2025	300	335

Series 2020B, GO, 4.00%, 9/1/2025	685	775

Series 2020B, GO, 4.00%, 9/1/2026	1,445	1,672

County of Somerset

GO, 2.00%, 10/1/2021	285	285

GO, 2.00%, 10/1/2022	340	346

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

GO, 2.00%, 10/1/2023	335	346

GO, 2.00%, 10/1/2024	300	316

County of York Series 2020A, GO, 5.00%, 6/1/2026	1,305	1,577

Dallas School District

GO, AGM, 4.00%, 10/15/2021	275	276

GO, AGM, 4.00%, 10/15/2022	300	312

GO, AGM, 5.00%, 10/15/2023	175	191

GO, AGM, 5.00%, 10/15/2024	325	367

East Stroudsburg Area School District GO, 3.00%, 9/1/2026	2,805	3,136

Emmaus General Authority Rev., VRDO, AGM, LIQ: Wells Fargo Bank NA, 0.02%, 9/8/2021 (c)	4,100	4,100

Iroquois School District

GO, 4.00%, 10/1/2021	300	301

GO, 4.00%, 10/1/2022	390	406

GO, 4.00%, 10/1/2023	200	216

Juniata County School District GO, AGM, 5.00%, 11/15/2021	185	187

Lackawanna County Industrial Development Authority, University of Scranton Rev., 5.00%, 11/1/2021	1,000	1,008

Lycoming County Water and Sewer Authority

Rev., AGM, 4.00%, 11/15/2021	245	247

Rev., AGM, 4.00%, 11/15/2022	200	208

Rev., AGM, 4.00%, 11/15/2023	150	162

Mars Area School District

Series 2019B, GO, AGM, 5.00%, 9/10/2021	120	120

Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	126

Middletown Township Sewer Authority

Rev., GTD, 4.00%, 10/1/2021	330	331

Rev., GTD, 4.00%, 10/1/2022	265	276

Rev., GTD, 4.00%, 10/1/2023	210	226

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2022	300	308

Rev., 5.00%, 4/1/2023	300	321

Rev., 5.00%, 4/1/2024	300	332

Rev., 5.00%, 4/1/2025	250	286

Rev., 5.00%, 4/1/2026	165	195

Montgomery County Industrial Development Authority, Meadowood Senior Living Project Series A, Rev., 3.00%, 12/1/2021	250	251

Montour School District GO, 3.00%, 10/1/2023	200	211

Muncy School District GO, 4.00%, 9/10/2021	345	367

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Municipality of Norristown Series 2020A, GO, 4.00%, 5/1/2023	6,000	6,149

Municipality of Penn Hills

Series A, GO, 3.00%, 12/1/2021	340	342

Series A, GO, 3.00%, 12/1/2022	345	357

Series A, GO, 3.00%, 12/1/2023	305	323

Neshannock Township School District

Series 2019AA, GO, 4.00%, 9/1/2021	100	100

Series 2019AA, GO, 4.00%, 9/1/2022	150	156

Series 2019AA, GO, 4.00%, 9/1/2023	200	215

New Castle Area School District

GO, 3.00%, 3/1/2022	610	618

GO, 3.00%, 3/1/2023	1,000	1,040

GO, 4.00%, 3/1/2024	240	259

Northeast Bradford School District

GO, AGM, 2.00%, 6/1/2022	320	324

GO, AGM, 3.00%, 6/1/2023	330	346

Northwestern Lehigh School District GO, 5.00%, 2/15/2023	680	727

Penn Hills School District

GO, 3.00%, 10/1/2022	1,725	1,776

GO, 4.00%, 10/1/2023	1,790	1,920

GO, 4.00%, 10/1/2024	1,855	2,051

GO, 5.00%, 10/1/2025	4,615	5,422

Pennsylvania Economic Development Financing Authority, Republic Services, Inc. Project Series 2010B, Rev., 0.16%, 10/1/2021 (c)	2,125	2,125

Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 0.58%, 8/1/2024 (c)	5,500	5,503

Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series AX, Rev., AGM, 5.00%, 6/15/2022	1,375	1,426

Pennsylvania Turnpike Commission

Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.62%, 9/9/2021 (b)	18,000	18,134

Series A, Rev., 5.00%, 12/1/2022	1,000	1,061

Series 2020B, Rev., 5.00%, 12/1/2023	425	471

Series A, Rev., 5.00%, 12/1/2023	1,000	1,108

Series 2020B, Rev., 5.00%, 12/1/2024	450	519

Series 2020B, Rev., 5.00%, 12/1/2025	325	388

Series 2020B, Rev., 5.00%, 12/1/2026	400	494

Philadelphia Authority for Industrial Development Series B-2, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/10/2021 (c)	7,785	7,785

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	173

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Philadelphia Gas Works Co., 1998 General Ordinance Series A-2, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/9/2021 (c)	20,300	20,300

Pittsburgh School District

GO, 5.00%, 9/1/2022	1,690	1,772

GO, 5.00%, 9/1/2023	1,810	1,983

Pittsburgh Water and Sewer Authority, First Lien Series A, Rev., 5.00%, 9/1/2022	250	262

Punxsutawney Area School District

Series 2020A, GO, AGM, 5.00%, 9/10/2021	290	305

Series 2020A, GO, AGM, 4.00%, 10/15/2021	315	317

Series 2020A, GO, AGM, 5.00%, 10/15/2023	250	275

Series 2020A, GO, AGM, 5.00%, 10/15/2024	150	171

School District of Philadelphia (The)

Series 2019A, GO, 5.00%, 9/1/2021	800	800

Series 2019A, GO, 5.00%, 9/1/2022	1,050	1,100

Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,147

School District of the City of Erie (The), Limited Tax

Series 2019B, GO, AGM, 5.00%, 4/1/2022	325	334

Series 2019B, GO, AGM, 5.00%, 4/1/2023	315	338

Selinsgrove Area School District

Series A, GO, 2.00%, 9/1/2021	125	125

Series A, GO, 2.00%, 3/1/2022	5	5

Series B, GO, 3.00%, 3/1/2022	130	132

Series A, GO, 2.00%, 9/1/2022	400	407

Series A, GO, 2.00%, 3/1/2023	5	5

Series B, GO, 3.00%, 3/1/2023	95	99

Series A, GO, 2.00%, 9/1/2023	585	605

Southcentral General Authority, Wellspan Health Obligated Group Series C, Rev., VRDO, LIQ: Bank of America NA, 0.04%, 9/9/2021 (c)	16,000	16,000

Southeastern Pennsylvania Transportation Authority

Rev., 5.00%, 6/1/2022	500	518

Rev., 5.00%, 6/1/2023	750	813

Rev., 5.00%, 6/1/2024	755	852

Rev., 5.00%, 6/1/2025	1,250	1,463

Rev., 5.00%, 6/1/2026	750	907

Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax

Rev., AGM, 4.00%, 2/1/2022	1,125	1,143

Rev., AGM, 4.00%, 2/1/2023	1,500	1,578

Rev., AGM, 5.00%, 2/1/2026	1,995	2,386

Spring-Benner-Walker Joint Authority Series 2020A, Rev., 4.00%, 9/1/2024	440	487

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

State Public School Building Authority, Community College of Philadelphia Project Series 2019A, Rev., AGM, 5.00%, 6/15/2022	310	321

Steel Valley School District, Allegheny County, Pennsylvania Unlimited Tax

Series 2019B, GO, 3.00%, 11/1/2021	230	231

Series 2019B, GO, 4.00%, 11/1/2022	240	250

Series 2019B, GO, 4.00%, 11/1/2023	250	270

Steelton-Highspire School District, Limited Tax

GO, 4.00%, 11/15/2022	60	63

GO, 4.00%, 11/15/2023	85	91

Township of Butler

GO, 4.00%, 10/1/2021	475	476

GO, 5.00%, 10/1/2022	250	263

GO, 5.00%, 10/1/2023	260	285

GO, 5.00%, 10/1/2024	275	313

Township of East Coventry

GO, 3.00%, 12/1/2025	345	380

GO, 3.00%, 12/1/2026	275	307

Township of East Pennsboro, Cumberland County

GO, 3.00%, 9/1/2021	190	190

GO, 3.00%, 9/1/2022	175	180

Township of Radnor

GO, 2.00%, 6/15/2022	190	193

GO, 3.00%, 6/15/2024	145	156

Township of Rostraver GO, AGM, 4.00%, 9/1/2021	100	100

Uniontown Area School District

GO, 2.00%, 10/1/2023	530	548

GO, 3.00%, 10/1/2024	900	970

University of Pittsburgh of the Commonwealth System of Higher Education Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 0.38%, 9/9/2021 (b)	47,000	47,206

Upper Allegheny Joint Sanitary Authority

Series 2019A, Rev., AGM, 3.00%, 9/1/2021	285	285

Series 2019A, Rev., AGM, 4.00%, 9/1/2022	200	207

Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	230

Waynesboro Area School District, Franklin County

GO, 5.00%, 10/1/2021	580	583

GO, 5.00%, 10/1/2022	305	320

GO, 5.00%, 10/1/2023	320	351

Wilkes-Barre Area School District GO, 5.00%, 4/15/2023	115	123

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Wyalusing Area School District

GO, 3.00%, 4/1/2022	150	152

GO, AGM, 4.00%, 4/1/2022	315	322

GO, 3.00%, 4/1/2023	200	209

GO, AGM, 4.00%, 4/1/2023	400	424

GO, 3.00%, 4/1/2024	185	198

GO, 3.00%, 4/1/2025	200	218

GO, 3.00%, 4/1/2026	300	334

Total Pennsylvania		251,113

Rhode Island — 0.3%

City of Pawtucket

Series 2019D, GO, AGM, 3.00%, 7/15/2022	210	215

Series 2019C, GO, AGM, 4.00%, 7/15/2022	210	217

Series 2019D, GO, AGM, 3.00%, 7/15/2023	70	74

Series 2019C, GO, AGM, 4.00%, 7/15/2023	380	406

Rhode Island Health and Educational Building Corp., Public School Financing Program

Series 2021F, Rev., 4.00%, 5/15/2024	1,790	1,970

Series 2021F, Rev., 3.00%, 5/15/2026	1,225	1,367

Rhode Island Health and Educational Building Corp., Public School Program, Providence Public Building Authority Series 2013A, Rev., 5.00%, 5/15/2022	15	16

Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 0.01%, 9/10/2021 (c)	12,105	12,105

Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax

Series 2019A, Rev., 5.00%, 10/1/2021	300	301

Series 2019A, Rev., 5.00%, 10/1/2023	125	137

Total Rhode Island		16,808

South Carolina — 0.5%

Charleston County School District GO, SCSDE, 5.00%, 3/1/2024	3,000	3,362

Chester Sewer District, Wastewater System Improvement Rev., 4.00%, 6/1/2023	75	80

County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 2.00%, 9/10/2021	7,000	7,068

Educational Facilities Authority, Wofford College Rev., 2.37%, 4/1/2022 (c)	500	505

Piedmont Municipal Power Agency

Series 2021A, Rev., 4.00%, 1/1/2024	1,525	1,658

Series 2021A, Rev., 4.00%, 1/1/2025	2,350	2,633

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — continued

South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series A, Rev., 2.38%, 12/1/2024 (e)	600	610

South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 4.00%, 11/15/2023	130	136

South Carolina Transportation Infrastructure Bank Series 2003B, Rev., (ICE LIBOR USD 1 Month + 0.45%), 0.52%, 10/1/2021 (b)	9,905	9,906

Total South Carolina		25,958

South Dakota — 0.0% (f)

South Dakota Board of Regents, Housing and Auxiliary Facility System Rev., 5.00%, 4/1/2022	375	386

Tennessee — 1.6%

Chattanooga Health Educational & Housing Facility Board, Battery Heights Apartment Rev., 0.20%, 8/1/2023 (c)	2,000	1,999

City of Memphis, General Improvement

Series 2020A, GO, 5.00%, 12/1/2021	875	886

Series 2020A, GO, 5.00%, 12/1/2022	2,035	2,160

Series 2020A, GO, 5.00%, 12/1/2023	2,135	2,366

Series 2020A, GO, 5.00%, 12/1/2024	2,245	2,590

County of Hamilton

Series 2020B, GO, 5.00%, 3/1/2022	3,255	3,334

Series 2020B, GO, 5.00%, 3/1/2023	3,270	3,509

Series 2020B, GO, 5.00%, 3/1/2024	3,355	3,760

County of Shelby, Public Improvement Series 2006B, GO, VRDO, 0.02%, 9/9/2021 (c)	5,015	5,015

Knox County Health Educational and Housing Facility Board, University Health System, Inc. Rev., 5.00%, 4/1/2025	1,000	1,154

Knoxville’s Community Development Corp., Austin Homes 18 Project Rev., 0.22%, 10/1/2023 (c)	4,500	4,498

Lewisburg Industrial Development Board, Lewisburg Summit Apartments Rev., 1.55%, 3/1/2022 (c)	1,900	1,913

Memphis-Shelby County Airport Authority

Series 2021B, Rev., AMT, 5.00%, 7/1/2022	305	317

Series 2021C, Rev., AMT, 5.00%, 7/1/2022	185	192

Series 2021C, Rev., AMT, 5.00%, 7/1/2023	645	701

Series 2021C, Rev., AMT, 5.00%, 7/1/2024	850	961

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	175

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — continued

Metropolitan Government Nashville and Davidson County Industrial Development Board, Waste Management, Inc. of Tennessee Project Rev., 0.58%, 8/1/2024 (c)	1,150	1,150

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Rev., 3.00%, 10/1/2024	325	337

Metropolitan Government of Nashville and Davidson County

Series 2021C, GO, 5.00%, 1/1/2024	10,000	11,117

Series 2021A, GO, 5.00%, 7/1/2026	600	731

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019B-1, Rev., 4.00%, 12/1/2026	10,000	10,282

Tennergy Corp., Gas Supply Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 10/1/2024 (c)	10,000	11,362

Tennessee Energy Acquisition Corp., Commodity Project

Series 2021A, Rev., 5.00%, 11/1/2022	175	185

Series 2021A, Rev., 5.00%, 11/1/2023	250	275

Series 2021A, Rev., 5.00%, 11/1/2024	250	285

Series 2021A, Rev., 5.00%, 11/1/2025	290	341

Series 2021A, Rev., 5.00%, 11/1/2026	350	424

Series 2021A, Rev., 5.00%, 11/1/2027	1,000	1,241

Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023 (c)	17,045	18,004

Total Tennessee		91,089

Texas — 6.7%

Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.

Rev., PSF-GTD, 3.00%, 8/15/2022	635	652

Rev., PSF-GTD, 3.00%, 8/15/2023	655	690

Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project

Series 2018C, Rev., 5.00%, 8/1/2024	200	228

Series 2018C, Rev., 5.00%, 8/1/2025	200	235

Austin Community College District, Combined Fee

Rev., 5.00%, 2/1/2022	165	168

Rev., 5.00%, 2/1/2023	170	182

Avery Ranch Road District No. 1, Unlimited Tax

GO, 3.00%, 9/10/2021	615	631

GO, 3.00%, 8/15/2023	810	854

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Big Oaks Municipal Utility District, Waterworks & Sewer System, Unlimited Tax

GO, AGM, 3.00%, 3/1/2022	345	350

GO, AGM, 3.00%, 3/1/2023	905	940

Board of Regents of the University of Texas System, Financing System Series 2008B, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 0.01%, 9/9/2021 (c)	4,495	4,495

Bridgestone Municipal Utility District, Unlimited Tax

Series A, GO, AGM, 2.00%, 5/1/2022	110	111

Series A, GO, AGM, 3.00%, 5/1/2023	85	89

Brushy Creek Municipal Utility District, Unlimited Tax

GO, 3.00%, 6/1/2022	235	240

GO, 3.00%, 6/1/2023	250	262

Capital Area Housing Finance Corp., Multi-Family Housing, Grand Avenue Flats Ltd. Rev., 0.29%, 8/1/2024 (c)	11,100	11,089

Central Texas Regional Mobility Authority, Subordinated Lien

Rev., BAN, 4.00%, 1/1/2022	2,455	2,463

Series 2020F, Rev., BAN, 5.00%, 1/1/2025	6,430	7,248

City of Austin, Airport System Rev., AMT, 5.00%, 11/15/2022	4,250	4,493

City of Austin, Public Improvement GO, 5.00%, 9/1/2021	30	30

City of El Paso Series 2020A, GO, 5.00%, 8/15/2024	275	313

City of El Paso, Certificates of Obligation, Combination Tax

GO, 5.00%, 8/15/2022	400	419

GO, 5.00%, 8/15/2023	515	564

GO, 5.00%, 8/15/2024	700	797

City of Galveston, Certificates of Obligation GO, 4.00%, 5/1/2022	590	605

City of Houston, Airport System, Subordinate Lien

Series 2021A, Rev., AMT, 5.00%, 9/10/2021	850	925

Series 2021A, Rev., AMT, 5.00%, 7/1/2024	500	566

Series 2021A, Rev., AMT, 5.00%, 7/1/2025	500	586

Series 2021A, Rev., AMT, 5.00%, 7/1/2026	1,250	1,511

Series 2021A, Rev., AMT, 5.00%, 7/1/2027	1,000	1,240

City of Houston, Combined Utility System, First Lien

Series 2012A, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 9/9/2021 (c)	27,250	27,250

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Series 2004B-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 9/10/2021 (c)	9,000	9,000

Series B-2, Rev., VRDO, LOC: Citibank NA, 0.02%, 9/10/2021 (c)	22,500	22,500

City of Irving, Hotel Occupancy, Occupancy Tax

Rev., 5.00%, 8/15/2022	50	52

Rev., 5.00%, 8/15/2023	50	54

City of Kenedy, Combination Tax, Certificates of Obligation

GO, 4.00%, 5/1/2022	120	123

GO, 4.00%, 5/1/2023	125	133

City of Port Aransas, Combination Tax, Certificates of Obligation

Series 2020A, GO, AGM, 4.00%, 2/15/2022	350	356

Series 2020A, GO, AGM, 4.00%, 2/15/2023	365	385

Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	424

Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	463

City of Port Arthur

GO, AGM, 3.00%, 2/15/2022	765	775

GO, AGM, 5.00%, 2/15/2023	910	972

City of Sulphur Springs

GO, AGM, 3.00%, 9/1/2021	100	100

GO, AGM, 3.00%, 9/1/2022	520	534

City of Universal City, Improvement Bonds

GO, 4.00%, 9/1/2021	145	150

GO, 2.00%, 8/15/2023	230	238

Clear Brook City Municipal Utility District, Unlimited Tax GO, AGM, 2.10%, 2/1/2023	450	461

County of Bexar, Tax Exempt Venue Project

Rev., 5.00%, 8/15/2022	275	285

Rev., 5.00%, 8/15/2023	275	297

County of Collin, Limited Tax GO, 5.00%, 2/15/2022	9,755	9,974

County of Kaufman, Limited Tax

Series 2020A, GO, 5.00%, 2/15/2022	250	255

Series 2020A, GO, 5.00%, 2/15/2023	110	118

Series 2020A, GO, 5.00%, 2/15/2024	125	139

Series 2020A, GO, 5.00%, 2/15/2025	130	151

County of Kaufman, Unlimited Tax

GO, 5.00%, 2/15/2023	155	166

GO, 5.00%, 2/15/2024	210	234

GO, 5.00%, 2/15/2025	255	295

Cypress Hill Municipal Utility District No. 1, Unlimited Tax

GO, 2.00%, 9/1/2021	290	290

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

GO, 2.00%, 9/1/2022	190	193

GO, 3.00%, 9/1/2023	270	283

Cypress-Fairbanks Independent School District, Unlimited Tax

Series 2020A, GO, PSF-GTD, 4.00%, 2/15/2022	4,430	4,508

Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2023	5,000	5,353

Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2024	10,000	11,180

Florence Independent School District, Unlimited Tax

GO, PSF-GTD, 3.00%, 8/15/2026	230	235

GO, PSF-GTD, 3.00%, 8/15/2027	115	118

Fort Bend County Levee Improvement District No. 11, Levee Improvement, Unlimited Tax GO, AGM, 3.00%, 9/1/2023	400	421

Fort Bend County Municipal Utility District No. 116, Unlimited Tax

GO, 3.00%, 9/1/2021	330	330

GO, 3.00%, 9/1/2022	460	472

GO, 3.00%, 9/1/2023	450	474

Fort Bend County Municipal Utility District No. 151, Unlimited Tax GO, 3.00%, 9/1/2021	190	190

Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	3,700	3,703

Grand Parkway Transportation Corp., System Toll Series 2013B, Rev., 5.00%, 10/1/2023 (d)	21,060	23,176

Greenhawe Water Control and Improvement District No. 2

GO, AGM, 3.00%, 9/1/2022	190	195

GO, AGM, 3.00%, 9/1/2023	200	211

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System

Series 2016D, Rev., VRDO, 0.02%, 9/8/2021 (c)	11,995	11,995

Series 2019F, Rev., VRDO, 0.02%, 9/8/2021 (c)	18,300	18,300

Series 2019C, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.44%, 9/9/2021 (b)	10,000	9,996

Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 0.59%, 9/9/2021 (b)	9,000	9,039

Series 2020C-3, Rev., 5.00%, 9/10/2021 (c)	5,000	6,114

Series 2019A, Rev., 5.00%, 12/1/2021	1,750	1,771

Series 2019A, Rev., 5.00%, 12/1/2022	1,700	1,803

Series 2019A, Rev., 5.00%, 12/1/2023	2,230	2,469

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	177

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Harris County Fresh Water Supply District No. 61

GO, AGM, 4.00%, 9/1/2023	445	478

GO, AGM, 3.00%, 9/1/2024	695	751

Harris County Municipal Utility District No. 096, Unlimited Tax, Green Bond

GO, 2.00%, 9/1/2021	185	185

GO, 2.00%, 9/1/2023	195	201

Harris County Municipal Utility District No. 152, Unlimited Tax

GO, AGM, 3.00%, 8/1/2022	280	287

GO, AGM, 3.00%, 8/1/2023	400	420

Harris County Municipal Utility District No. 157, Unlimited Tax GO, AGM, 3.00%, 3/1/2023	425	442

Harris County Municipal Utility District No. 276, Unlimited Tax

GO, 3.00%, 9/1/2022	365	375

GO, 3.00%, 9/1/2023	745	784

Harris County Municipal Utility District No. 281, Unlimited Tax, Green Bond

GO, 2.00%, 9/1/2021	130	130

GO, 2.00%, 9/1/2022	300	305

GO, 2.00%, 9/1/2023	305	315

Harris County Municipal Utility District No. 374, Unlimited Tax

GO, 3.00%, 9/1/2021	100	100

GO, 3.00%, 9/1/2022	145	149

GO, 3.00%, 9/1/2023	115	120

Harris County Municipal Utility District No. 391, Unlimited Tax

GO, 3.00%, 9/1/2021	375	375

GO, 3.00%, 9/1/2023	400	421

Harris County Municipal Utility District No. 419, Unlimited Tax

GO, 3.00%, 9/1/2021	70	70

GO, 3.00%, 9/1/2022	175	180

GO, 3.00%, 9/1/2023	455	479

Harris County Municipal Utility District No. 55, Unlimited Tax

GO, 3.00%, 2/1/2022	260	263

GO, 3.00%, 2/1/2023	785	815

Harris County Water Control and Improvement District No. 119, Unlimited Tax

GO, AGM, 2.00%, 10/1/2021	835	837

GO, AGM, 3.00%, 10/1/2022	365	375

GO, AGM, 3.00%, 10/1/2023	375	395

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Hunters Glen Municipal Utility District, Waterworks and Sewer System

Series 2019A, GO, AGM, 2.00%, 4/1/2022	330	333

Series 2019A, GO, AGM, 2.00%, 4/1/2023	595	611

La Joya Independent School District, Maintenance Tax

GO, AGM, 4.00%, 2/15/2022	390	397

GO, AGM, 4.00%, 2/15/2023	420	443

Love Field Airport Modernization Corp. Rev., AMT, 5.00%, 9/1/2021	125	126

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Rev., VRDO, 0.01%, 9/3/2021 (c)	5,900	5,900

Lytle Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2028	255	308

Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project Rev., AMT, 0.90%, 9/1/2023 (c)	3,750	3,774

McLennan County Junior College District Rev., AGM, 3.00%, 4/15/2022	100	102

Metropolitan Transit Authority of Harris County Sales and Use Tax Series 2016A, Rev., 5.00%, 11/1/2024	6,290	7,233

Mission Economic Development Corp., Waste Management, Inc., Project Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 0.39%, 9/1/2021 (b)	10,000	10,000

Montgomery County Municipal Utility District No. 94, Unlimited Tax

GO, 2.00%, 10/1/2021	60	60

GO, 2.00%, 10/1/2022	185	188

GO, 2.00%, 10/1/2023	185	192

New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project

Series 2020A, Rev., 2.10%, 1/1/2023	90	91

Series 2020A, Rev., 2.20%, 1/1/2024	180	184

Series 2020A, Rev., 2.25%, 1/1/2025	315	323

New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project

Rev., 5.00%, 10/1/2021	1,425	1,429

Rev., 5.00%, 10/1/2022	1,495	1,545

North Texas Tollway Authority, First Tier Series 2017A, Rev., 5.00%, 1/1/2025	4,725	5,027

North Texas Tollway Authority, Second Tier

Series B, Rev., 4.00%, 1/1/2022	800	810

Series B, Rev., 5.00%, 1/1/2023	5,000	5,319

Series B, Rev., 5.00%, 1/1/2024	5,500	6,108

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Northwest Harris County Municipal Utility District No. 19, Unlimited Tax

GO, AGM, 2.00%, 10/1/2021	100	100

GO, AGM, 2.00%, 10/1/2022	100	102

GO, AGM, 2.00%, 10/1/2023	105	108

Pecan Grove Municipal Utility District, Unlimited Tax

GO, 4.00%, 9/1/2021	560	560

GO, AGM, 3.00%, 9/1/2022	195	200

GO, 4.00%, 9/1/2022	710	736

GO, AGM, 3.00%, 9/1/2023	345	363

GO, 4.00%, 9/1/2023	740	794

GO, AGM, 3.00%, 9/1/2024	600	645

Plano Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2025	1,140	1,325

Robstown Independent School District, Unlimited Tax

GO, PSF-GTD, 2.00%, 2/15/2022	325	328

GO, PSF-GTD, 3.00%, 2/15/2023	650	675

GO, PSF-GTD, 3.00%, 2/15/2024	360	384

Sienna Plantation Municipal Utility District No. 3, Unlimited Tax

GO, 2.00%, 3/1/2022	225	227

GO, 2.00%, 3/1/2023	185	190

Socorro Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2024 (d)	2,385	2,723

State of Texas, Veterans

Series A, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/10/2021 (c)	11,495	11,495

GO, VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.04%, 9/10/2021 (c)	16,685	16,685

State of Texas, Veterans Housing Assistance Program Series 2008 B, GO, VRDO, LIQ: State Street Bank & Trust, 0.03%, 9/8/2021 (c)	5,730	5,730

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2008-C, Rev., VRDO, 0.01%, 9/8/2021 (c)	1,175	1,175

Tarrant Regional Water District Water Supply System Series 2020C, Rev., 4.00%, 9/10/2021	3,325	3,390

Texas A&M University, Financing System Series 2013B, Rev., 5.00%, 5/15/2023 (d)	18,515	20,025

Town of Horizon City, Combination Tax

GO, AGM, 3.00%, 8/15/2022	170	174

GO, AGM, 4.00%, 8/15/2023	230	247

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Travis County Housing Finance Corp., Multi-Family Housing, Enclave on Ross Apartments Rev., 0.23%, 2/1/2024 (c)	10,000	9,993

Travis County Municipal Utility District No. 4, Unlimited Contract Tax

Series 2019A, GO, AGM, 2.00%, 9/1/2022	410	417

Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	684

Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax

GO, 4.00%, 9/10/2021	300	339

GO, 3.00%, 5/1/2024	400	427

GO, 4.00%, 5/1/2026	280	324

Upper Trinity Regional Water District, Regional Treated Water Supply System Rev., 4.00%, 8/1/2027	900	1,072

Wichita Falls Independent School District, Unlimited Tax

GO, PSF-GTD, 3.00%, 2/1/2023	1,400	1,456

GO, PSF-GTD, 4.00%, 2/1/2024	1,000	1,091

GO, PSF-GTD, 4.00%, 2/1/2025	1,520	1,711

Williamson County Municipal Utility District No. 11, Unlimited Tax GO, AGM, 4.00%, 8/1/2022	110	114

Total Texas		377,443

Utah — 0.2%

City of Murray, Sales Tax Rev., 4.00%, 11/15/2021	150	151

City of Salt Lake, International Airport

Series 2021A, Rev., AMT, 5.00%, 7/1/2022	250	260

Series 2021A, Rev., AMT, 5.00%, 7/1/2023	300	326

Series 2021A, Rev., AMT, 5.00%, 7/1/2024	1,000	1,130

Series 2021A, Rev., AMT, 5.00%, 7/1/2025	1,325	1,550

Series 2021A, Rev., AMT, 5.00%, 7/1/2026	1,660	2,003

County of Utah, IHC Health Services, Inc. Series 2016D, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 9/10/2021 (c)	5,000	5,000

Utah Charter School Finance Authority, Summit Academy Incorporated

Series A, Rev., 5.00%, 4/15/2022	35	36

Series A, Rev., 5.00%, 4/15/2023	85	91

Utah Charter School Finance Authority, Utah Charter Academies Project Rev., 4.00%, 10/15/2021	305	306

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	179

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utah — continued

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Rev., 3.00%, 9/10/2021	125	137

Rev., 3.00%, 10/15/2023	60	63

Total Utah		11,053

Vermont — 0.2%

Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Series A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 9/8/2021 (c)	10,000	10,000

Virginia — 2.6%

Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, Rev., 1.90%, 6/1/2023 (c)	4,250	4,344

Chesapeake Hospital Authority, Regional Medical Center

Rev., 5.00%, 7/1/2023	925	1,004

Rev., 5.00%, 7/1/2024	885	994

County of Fairfax, Public Improvement Series 2021A, GO, 4.00%, 9/10/2021	2,740	2,962

Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project

Series 2016C, Rev., VRDO, 0.02%, 9/10/2021 (c)	13,775	13,775

Series 2018C, Rev., VRDO, 0.02%, 9/10/2021 (c)	49,305	49,305

Halifax County Industrial Development Authority, Electric and Power Co. Project Series 2010A, Rev., 0.45%, 4/1/2022 (c)	8,000	8,007

Loudoun County Economic Development Authority, Howard Hughes Medical Institute

Series 2003B, Rev., VRDO, 0.02%, 9/8/2021 (c)	18,650	18,650

Series 2003E, Rev., VRDO, 0.01%, 9/10/2021 (c)	5,710	5,710

Series 2003F, Rev., VRDO, 0.01%, 9/10/2021 (c)	4,050	4,050

Norfolk Economic Development Authority, Sentara Healthcare Series 2016A, Rev., VRDO, 0.01%, 9/10/2021 (c)	3,135	3,135

Peninsula Ports Authority, Dominion Terminal Associates Project — DETC Issue Rev., 1.70%, 10/1/2022 (c)	1,550	1,572

Rockingham County Economic Development Authority, Sunnyside Presbyterian Home

Series 2020A, Rev., 4.00%, 12/1/2021	270	272

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Series 2020A, Rev., 4.00%, 12/1/2022	295	308

Series 2020A, Rev., 4.00%, 12/1/2023	100	108

Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (c)	22,765	22,977

York County Economic Development Authority, Electric and Power Co. Project Series 2009A, Rev., 1.90%, 6/1/2023 (c)	8,000	8,183

Total Virginia		145,356

Washington — 1.2%

Chelan County Public Utility District No. 1 Series 2008B, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 9/8/2021 (c)	2,350	2,350

City of Seattle, Municipal Light and Power Improvement Rev., 5.00%, 9/1/2021	20	20

Douglas County Public Utility District No. 1, Wells Hydro Electric Series B, Rev., 4.00%, 9/1/2021	25	25

King County Housing Authority, Highland Village Project

Rev., 4.00%, 1/1/2022	120	121

Rev., 4.00%, 1/1/2023	100	105

Rev., 5.00%, 1/1/2024	120	133

King County School District No. 407 Riverview, Unlimited Tax GO, 4.00%, 12/1/2023	500	542

Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2021	75	76

Port of Tacoma, Subordinate Lien Series 2008B, Rev., VRDO, LOC: Bank of America NA, 0.02%, 9/8/2021 (c)	29,980	29,980

Snohomish County School District No. 15 Edmonds, Unlimited Tax GO, 5.00%, 12/1/2021	330	334

State of Washington, Various Purpose Series R-2013C, GO, 5.00%, 7/1/2025	8,000	8,703

Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 1.42%, 9/9/2021 (b)	10,000	10,054

Washington Health Care Facilities Authority, Commonspirit Health Series B-1, Rev., 5.00%, 8/1/2024 (c)	11,000	12,211

Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022	1,210	1,258

Washington State Housing Finance Commission, Transforming Age Projects Series 2019B, Rev., 2.38%, 9/10/2021 (e)	3,500	3,504

Total Washington		69,416

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

West Virginia — 0.2%

Berkeley County Board of Education

GO, 4.00%, 5/1/2022	600	615

GO, 5.00%, 5/1/2025	360	417

West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project

Series 2009A, Rev., 2.63%, 6/1/2022 (c)	3,805	3,870

Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (c)	5,650	5,695

West Virginia State School Building Authority, Lottery Capital Improvement Series 2016A, Rev., 5.00%, 7/1/2026	1,520	1,788

Total West Virginia		12,385

Wisconsin — 1.2%

Big Foot Union High School District

GO, 4.00%, 3/1/2022	100	102

GO, 4.00%, 3/1/2023	115	121

City of Fort Atkinson

GO, 3.00%, 2/1/2022	120	121

GO, 4.00%, 2/1/2023	230	242

City of Kaukauna, Sanitary Sewer System Series 2019C, Rev., BAN, 2.63%, 9/1/2024	510	521

City of Kaukauna, Storm Water System Series 2019D, Rev., BAN, 2.63%, 9/1/2024	660	674

City of Milwaukee, Promissory Notes

Series 2015N2, GO, 4.00%, 9/10/2021	1,955	2,133

Series 2017N4, GO, 5.00%, 4/1/2024	3,045	3,404

City of Oak Creek

GO, 3.00%, 4/1/2022	135	137

GO, 3.00%, 4/1/2023	180	188

City of Racine

Series 2019B, GO, 5.00%, 9/10/2021	125	138

Series 2019B, GO, 4.00%, 12/1/2021	165	166

Series 2019B, GO, 4.00%, 12/1/2022	145	152

City of Shawano, Promissory Notes

GO, 3.00%, 4/1/2022	140	142

GO, 3.00%, 4/1/2023	150	157

City of Watertown, Promissory Notes

GO, 3.00%, 6/1/2023	125	131

GO, 3.00%, 6/1/2024	425	457

City of Waukesha, Promissory Notes

Series 2019C, GO, 3.00%, 10/1/2021	450	451

Series 2019C, GO, 3.00%, 10/1/2022	425	438

Series 2019C, GO, 3.00%, 10/1/2023	350	370

County of Douglas GO, 5.00%, 2/1/2022	520	531

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

County of Manitowoc

GO, AGM, 3.00%, 4/1/2022	875	889

GO, AGM, 3.00%, 11/1/2022	50	51

GO, AGM, 3.00%, 4/1/2023	895	932

GO, AGM, 3.00%, 11/1/2023	150	158

GO, AGM, 4.00%, 4/1/2024	680	743

County of Rusk

GO, 3.00%, 3/1/2022	130	132

GO, 3.00%, 3/1/2023	260	271

GO, 3.00%, 3/1/2024	270	288

Gale-Ettrick-Trempealeau School District

GO, 2.00%, 4/1/2022	105	106

GO, 2.00%, 4/1/2023	130	133

Gibraltar Area School District, Promissory Notes GO, 4.00%, 3/1/2022	315	321

Lakeshore Technical College District

Series 2019A, GO, 3.00%, 9/10/2021	405	432

Series 2019A, GO, 3.00%, 3/1/2022	75	76

Series 2019A, GO, 3.00%, 3/1/2023	110	115

Milwaukee Redevelopment Authority, Public Schools Rev., 4.00%, 11/15/2021	55	55

Pewaukee School District Series 2019A, GO, 5.00%, 9/10/2021	375	419

PMA Levy and Aid Anticipation Notes Program

Series 2020A, Rev., 3.00%, 10/22/2021	17,200	17,272

Series 2020B, Rev., 3.00%, 10/22/2021	10,000	10,041

Poynette School District

GO, 3.00%, 4/1/2022	340	346

GO, 3.00%, 4/1/2023	265	276

River Falls School District GO, 3.00%, 9/10/2021	1,830	2,033

Village of DeForest Series C, Rev., 3.00%, 5/1/2023	4,865	4,876

Village of Mount Pleasant, Promissory Notes

Series 2019A, GO, 3.00%, 3/1/2022	265	269

Series 2019A, GO, 5.00%, 3/1/2023	380	407

Wisconsin Department of Transportation

Series 2021A, Rev., 5.00%, 7/1/2024	1,250	1,419

Series 2021A, Rev., 5.00%, 7/1/2025	1,750	2,063

Series 2021A, Rev., 5.00%, 7/1/2026	1,330	1,621

Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	5,750	6,119

Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Series 2017A, Rev., 5.00%, 9/1/2021 (d)	160	160

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	181

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy

Rev., 4.00%, 3/15/2022	110	112

Rev., 4.00%, 3/15/2023	120	126

Rev., 4.00%, 3/15/2024	120	129

Rev., 4.00%, 3/15/2025	125	136

Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019B-3, Rev., 2.25%, 11/1/2026	4,000	4,003

Wittenberg Birnamwood School District

GO, AGM, 4.00%, 3/1/2022	260	265

GO, AGM, 4.00%, 3/1/2023	280	295

Total Wisconsin		67,865

Total Municipal Bonds (Cost $4,980,453)		5,000,658

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 11.9%

Investment Companies — 11.9%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (g) (h) (Cost $672,571)	672,246	672,582

Total Investments — 100.5% (Cost $5,653,024)		5,673,240
Liabilities in Excess of Other Assets — (0.5)%		(25,773)

NET ASSETS — 100.0%		5,647,467

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association

SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.

(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4 (a) (2), of the Securities Act of 1933, as amended.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	183

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan California Tax Free Bond Fund		JPMorgan High Yield Municipal Fund		JPMorgan Intermediate Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$401,393		$523,418		$4,457,192
Investments in affiliates, at value	26,737		4,342		81,583
Cash	—	(a)	—	(a)	1,128
Deposits at broker for futures contracts	—		—		3,272
Receivables:
Investment securities sold	—		1,785		6,151
Investment securities sold — delayed delivery securities	—		12,309		16,988
Fund shares sold	473		558		3,114
Interest from non-affiliates	3,498		5,548		44,607
Dividends from affiliates	—	(a)	—	(a)	1
Variation margin on futures contracts	—		—		393

Total Assets	432,101		547,960		4,614,429

LIABILITIES:
Payables:
Investment securities purchased	—		5,561		5,819
Investment securities purchased — delayed delivery securities	—		13,090		16,799
Fund shares redeemed	1,181		639		3,718
Accrued liabilities:
Investment advisory fees	95		131		944
Administration fees	23		23		143
Distribution fees	53		63		85
Service fees	8		23		84
Custodian and accounting fees	11		29		186
Trustees’ and Chief Compliance Officer’s fees	—		—	(a)	—
Other	19		136		83

Total Liabilities	1,390		19,695		27,861

Net Assets	$430,711		$528,265		$4,586,568

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan California Tax Free Bond Fund	JPMorgan High Yield Municipal Fund	JPMorgan Intermediate Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$412,346	$497,677	$4,194,384
Total distributable earnings (loss)	18,365	30,588	392,184

Total Net Assets	$430,711	$528,265	$4,586,568

Net Assets:
Class A	$156,729	$199,631	$350,950
Class C	30,316	31,956	16,794
Class I	93,977	275,494	632,953
Class R6	149,689	21,184	3,585,871

Total	$430,711	$528,265	$4,586,568

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	14,035	16,752	30,517
Class C	2,739	2,687	1,499
Class I	8,616	23,121	56,121
Class R6	13,725	1,778	317,981

Net Asset Value (a):
Class A — Redemption price per share	$11.17	$11.92	$11.50
Class C — Offering price per share (b)	11.07	11.89	11.20
Class I — Offering and redemption price per share	10.91	11.92	11.28
Class R6 — Offering and redemption price per share	10.91	11.92	11.28
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.61	$12.38	$11.95

Cost of investments in non-affiliates	$379,961	$490,371	$4,098,842
Cost of investments in affiliates	26,734	4,342	81,566

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	185

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short- Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund
ASSETS:
Investments in non-affiliates, at value	$403,563		$1,532,669		$322,141
Investments in affiliates, at value	5,348		176,734		4,873
Cash	—		82		—
Deposits at broker for futures contracts	—		—		35
Receivables:
Investment securities sold	—		—	(a)	915
Investment securities sold — delayed delivery securities	—		95		2,953
Fund shares sold	112		2,806		177
Interest from non-affiliates	4,636		15,168		3,168
Dividends from affiliates	—	(a)	2		—	(a)
Variation margin on futures contracts	—		—		4

Total Assets	413,659		1,727,556		334,266

LIABILITIES:
Payables:
Due to custodian	—		—		—	(a)
Investment securities purchased	—		10,780		2,509
Investment securities purchased — delayed delivery securities	—		3,078		2,885
Fund shares redeemed	151		934		211
Accrued liabilities:
Investment advisory fees	100		227		67
Administration fees	23		20		9
Distribution fees	54		22		32
Service fees	23		59		22
Custodian and accounting fees	10		37		11
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1		—	(a)
Other	34		31		57

Total Liabilities	395		15,189		5,803

Net Assets	$413,264		$1,712,367		$328,463

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Sustainable Municipal Income Fund
NET ASSETS:
Paid-in-Capital	$389,381	$1,663,161	$312,119
Total distributable earnings (loss)	23,883	49,206	16,344

Total Net Assets	$413,264	$1,712,367	$328,463

Net Assets:
Class A	$166,508	$94,155	$126,331
Class C	29,373	4,041	8,493
Class I	86,042	931,648	121,842
Class R6	131,341	682,523	71,797

Total	$413,264	$1,712,367	$328,463

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	23,789	8,689	12,512
Class C	4,196	369	850
Class I	12,230	85,494	12,161
Class R6	18,674	62,654	7,169

Net Asset Value (a):
Class A — Redemption price per share	$7.00	$10.84	$10.10
Class C — Offering price per share (b)	7.00	10.94	9.99
Class I — Offering and redemption price per share	7.04	10.90	10.02
Class R6 — Offering and redemption price per share	7.03	10.89	10.02
Class A maximum sales charge	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$7.27	$11.09	$10.49

Cost of investments in non-affiliates	$377,329	$1,472,828	$305,608
Cost of investments in affiliates	5,346	176,726	4,871

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	187

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$646,584		$5,000,658
Investments in affiliates, at value	30,746		672,582
Cash	—		21
Deposits at broker for futures contracts	467		—
Receivables:
Investment securities sold	191		602
Investment securities sold — delayed delivery securities	4,597		315
Fund shares sold	1,267		48,656
Interest from non-affiliates	6,195		24,152
Dividends from affiliates	1		11
Variation margin on futures contracts	51		—
Due from adviser	—		9

Total Assets	690,099		5,747,006

LIABILITIES:
Payables:
Due to custodian	—	(a)	—
Investment securities purchased	—		89,012
Investment securities purchased — delayed delivery securities	3,688		—
Fund shares redeemed	273		9,077
Accrued liabilities:
Investment advisory fees	163		—
Administration fees	36		—
Distribution fees	80		21
Service fees	14		1,111
Custodian and accounting fees	32		83
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)
Other	55		235

Total Liabilities	4,341		99,539

Net Assets	$685,758		$5,647,467

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$644,539	$5,634,358
Total distributable earnings (loss)	41,219	13,109

Total Net Assets	$685,758	$5,647,467

Net Assets:
Class A	$335,507	$95,809
Class C	15,152	—
Class I	180,678	5,551,658
Class R6	154,421	—

Total	$685,758	$5,647,467

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	26,319	9,507
Class C	1,199	—
Class I	14,237	551,273
Class R6	12,172	—

Net Asset Value (a):
Class A — Redemption price per share	$12.75	$10.08
Class C — Offering price per share (b)	12.63	—
Class I — Offering and redemption price per share	12.69	10.07
Class R6 — Offering and redemption price per share	12.69	—
Class A maximum sales charge	3.75%	—
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$13.25	$—

Cost of investments in non-affiliates	$594,510	$4,980,453
Cost of investments in affiliates	30,740	672,571

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	189

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund	JPMorgan High Yield Municipal Fund	JPMorgan Intermediate Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,333	$8,982	$62,231
Dividend income from affiliates	2	1	10

Total investment income	4,335	8,983	62,241

EXPENSES:
Investment advisory fees	643	906	7,004
Administration fees	161	194	1,751
Distribution fees:
Class A	196	241	414
Class C	120	123	68
Service fees:
Class A	196	241	414
Class C	40	41	23
Class I	120	339	797
Custodian and accounting fees	33	78	399
Interest expense to affiliates	—	1	— (a)
Professional fees	28	48	51
Trustees’ and Chief Compliance Officer’s fees	13	14	18
Printing and mailing costs	3	7	25
Registration and filing fees	31	70	60
Transfer agency fees (See Note 2.H.)	4	4	23
Other	5	5	32

Total expenses	1,593	2,312	11,079

Less fees waived	(376)	(649)	(3,145)
Less expense reimbursements	(50)	(58)	—

Net expenses	1,167	1,605	7,934

Net investment income (loss)	3,168	7,378	54,307

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(200)	943	5,660
Investments in affiliates	3	(1)	(14)
Futures contracts	—	—	(3,651)

Net realized gain (loss)	(197)	942	1,995

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,263	17,238	53,926
Investments in affiliates	(3)	— (a)	11
Futures contracts	—	—	(623)

Change in net unrealized appreciation/depreciation	4,260	17,238	53,314

Net realized/unrealized gains (losses)	4,063	18,180	55,309

Change in net assets resulting from operations	$7,231	$25,558	$109,616

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Sustainable Municipal Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,852	$14,453	$3,904
Dividend income from affiliates	1	9	1

Total investment income	4,853	14,462	3,905

EXPENSES:
Investment advisory fees	624	2,115	484
Administration fees	156	634	121
Distribution fees:
Class A	211	111	160
Class C	114	17	33
Service fees:
Class A	211	111	160
Class C	38	6	11
Class I	109	1,116	148
Custodian and accounting fees	28	94	40
Interest expense to affiliates	—	— (a)	—
Professional fees	30	38	31
Trustees’ and Chief Compliance Officer’s fees	14	15	14
Printing and mailing costs	3	5	2
Registration and filing fees	31	62	39
Transfer agency fees (See Note 2.H.)	7	7	3
Other	5	15	6

Total expenses	1,581	4,346	1,252

Less fees waived	(286)	(2,211)	(365)
Less expense reimbursements	—	(2)	—

Net expenses	1,295	2,133	887

Net investment income (loss)	3,558	12,329	3,018

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1	(503)	349
Investments in affiliates	(1)	(1)	(1)
Futures contracts	—	—	16

Net realized gain (loss)	— (a)	(504)	364

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,433	9,732	3,921
Investments in affiliates	1	1	— (a)
Futures contracts	—	—	(6)

Change in net unrealized appreciation/depreciation	4,434	9,733	3,915

Net realized/unrealized gains (losses)	4,434	9,229	4,279

Change in net assets resulting from operations	$7,992	$21,558	$7,297

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	191

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

(Amounts in thousands)

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9,194	$14,814
Dividend income from affiliates	4	47

Total investment income	9,198	14,861

EXPENSES:
Investment advisory fees	1,004	4,571
Administration fees	251	2,286
Distribution fees:
Class A	402	147
Class C	60	—
Service fees:
Class A	402	147
Class C	20	—
Class I	229	7,472
Custodian and accounting fees	78	245
Interest expense to affiliates	— (a)	—
Professional fees	35	52
Trustees’ and Chief Compliance Officer’s fees	14	20
Printing and mailing costs	3	12
Registration and filing fees	62	235
Transfer agency fees (See Note 2.H.)	8	20
Other	8	59

Total expenses	2,576	15,266

Less fees waived	(705)	(7,682)

Net expenses	1,871	7,584

Net investment income (loss)	7,327	7,277

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	225	(84)
Investments in affiliates	(3)	(20)
Futures contracts	(562)	—

Net realized gain (loss)	(340)	(104)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	14,992	5,815
Investments in affiliates	4	20
Futures contracts	(140)	—

Change in net unrealized appreciation/depreciation	14,856	5,835

Net realized/unrealized gains (losses)	14,516	5,731

Change in net assets resulting from operations	$21,843	$13,008

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan High Yield Municipal Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,168	$6,302	$7,378	$14,687
Net realized gain (loss)	(197)	(129)	942	(3,564)
Distributions of capital gains received from investment company affiliates	—	— (a)	—	— (a)
Change in net unrealized appreciation/depreciation	4,260	(7,247)	17,238	(15,351)

Change in net assets resulting from operations	7,231	(1,074)	25,558	(4,228)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,122)	(2,120)	(2,750)	(5,122)
Class C	(148)	(431)	(386)	(890)
Class I	(750)	(1,333)	(3,986)	(8,504)
Class R6	(1,204)	(2,386)	(315)	(439)

Total distributions to shareholders	(3,224)	(6,270)	(7,437)	(14,955)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,842	66,593	20,393	(25,822)

NET ASSETS:
Change in net assets	5,849	59,249	38,514	(45,005)
Beginning of period	424,862	365,613	489,751	534,756

End of period	$430,711	$424,862	$528,265	$489,751

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	193

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Intermediate Tax Free Bond Fund		JPMorgan New York Tax Free Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$54,307	$126,027	$3,558	$7,696
Net realized gain (loss)	1,995	51,626	— (a)	(1,044)
Distributions of capital gains received from investment company affiliates	—	— (a)	—	— (a)
Change in net unrealized appreciation/depreciation	53,314	(97,800)	4,434	(8,679)

Change in net assets resulting from operations	109,616	79,853	7,992	(2,027)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,366)	(4,936)	(1,415)	(2,780)
Class C	(137)	(324)	(177)	(523)
Class I	(7,367)	(15,413)	(831)	(1,728)
Class R6	(44,191)	(104,860)	(1,305)	(2,462)

Total distributions to shareholders	(55,061)	(125,533)	(3,728)	(7,493)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(99,320)	(591,833)	839	(29,677)

NET ASSETS:
Change in net assets	(44,765)	(637,513)	5,103	(39,197)
Beginning of period	4,631,333	5,268,846	408,161	447,358

End of period	$4,586,568	$4,631,333	$413,264	$408,161

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,329	$28,092	$3,018	$5,467
Net realized gain (loss)	(504)	1,191	364	(50)
Distributions of capital gains received from investment company affiliates	—	— (a)	—	— (a)
Change in net unrealized appreciation/depreciation	9,733	(16,498)	3,915	(2,572)

Change in net assets resulting from operations	21,558	12,785	7,297	2,845

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(463)	(779)	(1,106)	(1,927)
Class C	(11)	(33)	(53)	(125)
Class I	(6,629)	(11,441)	(1,182)	(2,091)
Class R6	(5,411)	(14,636)	(713)	(1,289)

Total distributions to shareholders	(12,514)	(26,889)	(3,054)	(5,432)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	99,074	(43,014)	15,148	26,239

NET ASSETS:
Change in net assets	108,118	(57,118)	19,391	23,652
Beginning of period	1,604,249	1,661,367	309,072	285,420

End of period	$1,712,367	$1,604,249	$328,463	$309,072

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	195

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,327	$13,381	$7,277	$27,753
Net realized gain (loss)	(340)	(1,806)	(104)	(6,192)
Distributions of capital gains received from investment company affiliates	—	— (a)	—	— (a)
Change in net unrealized appreciation/depreciation	14,856	(9,442)	5,835	(6,202)

Change in net assets resulting from operations	21,843	2,133	13,008	15,359

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,400)	(5,779)	(34)	(512)
Class C	(121)	(357)	—	—
Class I	(2,144)	(4,166)	(7,595)	(26,593)
Class R6	(1,778)	(2,984)	—	—

Total distributions to shareholders	(7,443)	(13,286)	(7,629)	(27,105)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	42,178	88,555	(1,168,534)	2,664,857

NET ASSETS:
Change in net assets	56,578	77,402	(1,163,155)	2,653,111
Beginning of period	629,180	551,778	6,810,622	4,157,511

End of period	$685,758	$629,180	$5,647,467	$6,810,622

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan California Tax Free Bond Fund		JPMorgan High Yield Municipal Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$15,741	$66,895	$31,213	$56,724
Distributions reinvested	1,104	2,091	2,716	5,048
Cost of shares redeemed	(15,697)	(38,270)	(20,495)	(68,231)

Change in net assets resulting from Class A capital transactions	1,148	30,716	13,434	(6,459)

Class C
Proceeds from shares issued	897	5,484	2,223	11,663
Distributions reinvested	146	418	384	877
Cost of shares redeemed	(4,276)	(23,934)	(4,321)	(16,305)

Change in net assets resulting from Class C capital transactions	(3,233)	(18,032)	(1,714)	(3,765)

Class I
Proceeds from shares issued	10,641	73,425	44,700	164,748
Distributions reinvested	747	1,326	3,942	8,426
Cost of shares redeemed	(18,494)	(33,301)	(39,256)	(203,574)

Change in net assets resulting from Class I capital transactions	(7,106)	41,450	9,386	(30,400)

Class R6
Proceeds from shares issued	32,035	42,624	1,688	17,390
Distributions reinvested	1,203	2,383	315	439
Cost of shares redeemed	(22,205)	(32,548)	(2,716)	(3,027)

Change in net assets resulting from Class R6 capital transactions	11,033	12,459	(713)	14,802

Total change in net assets resulting from capital transactions	$1,842	$66,593	$20,393	$(25,822)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	197

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan High Yield Municipal Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	1,411	6,019	2,648	5,104
Reinvested	99	188	230	455
Redeemed	(1,408)	(3,497)	(1,734)	(6,266)

Change in Class A Shares	102	2,710	1,144	(707)

Class C
Issued	82	497	189	1,076
Reinvested	13	38	32	79
Redeemed	(387)	(2,182)	(367)	(1,483)

Change in Class C Shares	(292)	(1,647)	(146)	(328)

Class I
Issued	975	6,735	3,788	15,171
Reinvested	69	122	334	761
Redeemed	(1,698)	(3,055)	(3,323)	(18,464)

Change in Class I Shares	(654)	3,802	799	(2,532)

Class R6
Issued	2,939	3,939	143	1,568
Reinvested	110	219	27	39
Redeemed	(2,038)	(3,003)	(233)	(274)

Change in Class R6 Shares	1,011	1,155	(63)	1,333

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan Intermediate Tax Free Bond Fund		JPMorgan New York Tax Free Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$69,682	$185,301	$16,753	$39,618
Distributions reinvested	3,313	4,835	1,385	2,723
Cost of shares redeemed	(34,337)	(127,422)	(19,798)	(36,969)

Change in net assets resulting from Class A capital transactions	38,658	62,714	(1,660)	5,372

Class C
Proceeds from shares issued	680	5,895	1,832	4,671
Distributions reinvested	136	319	176	515
Cost of shares redeemed	(3,300)	(15,832)	(4,128)	(30,592)

Change in net assets resulting from Class C capital transactions	(2,484)	(9,618)	(2,120)	(25,406)

Class I
Proceeds from shares issued	80,608	366,473	5,584	14,428
Distributions reinvested	7,136	15,053	813	1,691
Cost of shares redeemed	(84,105)	(409,978)	(9,188)	(31,305)

Change in net assets resulting from Class I capital transactions	3,639	(28,452)	(2,791)	(15,186)

Class R6
Proceeds from shares issued	274,030	1,729,151	19,549	39,540
Distributions reinvested	43,612	103,803	1,305	2,455
Cost of shares redeemed	(456,775)	(2,449,431)	(13,444)	(36,452)

Change in net assets resulting from Class R6 capital transactions	(139,133)	(616,477)	7,410	5,543

Total change in net assets resulting from capital transactions	$(99,320)	$(591,833)	$839	$(29,677)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	199

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Intermediate Tax Free Bond Fund		JPMorgan New York Tax Free Bond Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	6,059	16,309	2,396	5,732
Reinvested	288	425	198	394
Redeemed	(2,991)	(11,274)	(2,830)	(5,392)

Change in Class A Shares	3,356	5,460	(236)	734

Class C
Issued	60	532	262	676
Reinvested	12	29	25	75
Redeemed	(295)	(1,437)	(591)	(4,441)

Change in Class C Shares	(223)	(876)	(304)	(3,690)

Class I
Issued	7,154	33,152	793	2,068
Reinvested	633	1,350	116	243
Redeemed	(7,457)	(37,062)	(1,308)	(4,559)

Change in Class I Shares	330	(2,560)	(399)	(2,248)

Class R6
Issued	24,285	156,661	2,782	5,698
Reinvested	3,871	9,319	186	353
Redeemed	(40,425)	(218,578)	(1,911)	(5,321)

Change in Class R6 Shares	(12,269)	(52,598)	1,057	730

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$27,091	$60,770	$9,261	$47,636
Distributions reinvested	458	771	1,089	1,899
Cost of shares redeemed	(14,805)	(33,469)	(11,496)	(20,025)

Change in net assets resulting from Class A capital transactions	12,744	28,072	(1,146)	29,510

Class C
Proceeds from shares issued	421	3,057	355	2,266
Distributions reinvested	11	31	52	122
Cost of shares redeemed	(1,044)	(2,785)	(1,217)	(5,965)

Change in net assets resulting from Class C capital transactions	(612)	303	(810)	(3,577)

Class I
Proceeds from shares issued	260,452	569,979	17,328	46,166
Distributions reinvested	6,596	11,270	1,163	2,043
Cost of shares redeemed	(169,864)	(386,079)	(9,903)	(49,863)

Change in net assets resulting from Class I capital transactions	97,184	195,170	8,588	(1,654)

Class R6
Proceeds from shares issued	265,452	255,400	16,292	21,958
Distributions reinvested	5,285	14,404	707	1,273
Cost of shares redeemed	(280,979)	(536,363)	(8,483)	(21,271)

Change in net assets resulting from Class R6 capital transactions	(10,242)	(266,559)	8,516	1,960

Total change in net assets resulting from capital transactions	$99,074	$(43,014)	$15,148	$26,239

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	201

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	2,501	5,628	919	4,791
Reinvested	42	71	108	191
Redeemed	(1,366)	(3,106)	(1,141)	(2,020)

Change in Class A Shares	1,177	2,593	(114)	2,962

Class C
Issued	37	287	36	231
Reinvested	1	3	5	12
Redeemed	(95)	(257)	(122)	(610)

Change in Class C Shares	(57)	33	(81)	(367)

Class I
Issued	23,897	52,415	1,732	4,691
Reinvested	606	1,039	116	207
Redeemed	(15,586)	(35,675)	(990)	(5,135)

Change in Class I Shares	8,917	17,779	858	(237)

Class R6
Issued	24,366	23,492	1,630	2,208
Reinvested	485	1,330	71	129
Redeemed	(25,783)	(49,385)	(849)	(2,149)

Change in Class R6 Shares	(932)	(24,563)	852	188

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$55,289	$135,267	$24,042	$246,999
Distributions reinvested	3,339	5,656	34	512
Cost of shares redeemed	(32,151)	(66,686)	(72,335)	(210,001)

Change in net assets resulting from Class A capital transactions	26,477	74,237	(48,259)	37,510

Class C
Proceeds from shares issued	856	3,303	—	—
Distributions reinvested	121	348	—	—
Cost of shares redeemed	(2,711)	(13,493)	—	—

Change in net assets resulting from Class C capital transactions	(1,734)	(9,842)	—	—

Class I
Proceeds from shares issued	21,007	62,872	1,795,567	8,428,561
Distributions reinvested	1,893	3,783	7,593	26,591
Cost of shares redeemed	(22,286)	(63,956)	(2,923,435)	(5,827,805)

Change in net assets resulting from Class I capital transactions	614	2,699	(1,120,275)	2,627,347

Class R6
Proceeds from shares issued	28,818	53,081	—	—
Distributions reinvested	1,777	2,981	—	—
Cost of shares redeemed	(13,774)	(34,601)	—	—

Change in net assets resulting from Class R6 capital transactions	16,821	21,461	—	—

Total change in net assets resulting from capital transactions	$42,178	$88,555	$(1,168,534)	$2,664,857

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	203

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
SHARE TRANSACTIONS:
Class A
Issued	4,352	10,911	2,386	24,565
Reinvested	263	457	3	51
Redeemed	(2,535)	(5,436)	(7,176)	(20,899)

Change in Class A Shares	2,080	5,932	(4,787)	3,717

Class C
Issued	67	270	—	—
Reinvested	10	28	—	—
Redeemed	(216)	(1,108)	—	—

Change in Class C Shares	(139)	(810)	—	—

Class I
Issued	1,662	5,111	178,284	837,628
Reinvested	150	308	754	2,647
Redeemed	(1,763)	(5,317)	(290,294)	(579,918)

Change in Class I Shares	49	102	(111,256)	260,357

Class R6
Issued	2,286	4,304	—	—
Reinvested	140	242	—	—
Redeemed	(1,091)	(2,866)	—	—

Change in Class R6 Shares	1,335	1,680	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	205

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan California Tax Free Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$11.06	$0.08	$0.11	$0.19	$(0.08)	$—		$(0.08)
Year Ended February 28, 2021	11.25	0.17	(0.19)	(0.02)	(0.17)	—		(0.17)
Year Ended February 29, 2020	10.71	0.23	0.54	0.77	(0.23)	—		(0.23)
Year Ended February 28, 2019	10.64	0.28	0.07	0.35	(0.28)	—		(0.28)
Year Ended February 28, 2018	10.78	0.28	(0.14)	0.14	(0.28)	—		(0.28)
Year Ended February 28, 2017	11.15	0.27	(0.37)	(0.10)	(0.27)	—	(f)	(0.27)

Class C
Six Months Ended August 31, 2021 (Unaudited)	10.96	0.05	0.11	0.16	(0.05)	—		(0.05)
Year Ended February 28, 2021	11.15	0.12	(0.20)	(0.08)	(0.11)	—		(0.11)
Year Ended February 29, 2020	10.62	0.18	0.53	0.71	(0.18)	—		(0.18)
Year Ended February 28, 2019	10.55	0.22	0.07	0.29	(0.22)	—		(0.22)
Year Ended February 28, 2018	10.69	0.22	(0.14)	0.08	(0.22)	—		(0.22)
Year Ended February 28, 2017	11.06	0.21	(0.37)	(0.16)	(0.21)	—	(f)	(0.21)

Class I
Six Months Ended August 31, 2021 (Unaudited)	10.80	0.08	0.12	0.20	(0.09)	—		(0.09)
Year Ended February 28, 2021	10.99	0.18	(0.19)	(0.01)	(0.18)	—		(0.18)
Year Ended February 29, 2020	10.47	0.24	0.52	0.76	(0.24)	—		(0.24)
Year Ended February 28, 2019	10.41	0.28	0.07	0.35	(0.29)	—		(0.29)
Year Ended February 28, 2018	10.55	0.29	(0.14)	0.15	(0.29)	—		(0.29)
Year Ended February 28, 2017	10.92	0.27	(0.36)	(0.09)	(0.28)	—	(f)	(0.28)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	10.80	0.09	0.11	0.20	(0.09)	—		(0.09)
Year Ended February 28, 2021	10.99	0.19	(0.19)	— (f)	(0.19)	—		(0.19)
Year Ended February 29, 2020	10.47	0.25	0.52	0.77	(0.25)	—		(0.25)
October 1, 2018 (g) through February 28, 2019	10.33	0.13	0.13	0.26	(0.12)	—		(0.12)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.17	1.72%	$156,729	0.60%	1.42%	0.93%	5%
11.06	(0.19)	154,108	0.59	1.54	0.93	6
11.25	7.29	126,253	0.60	2.13	0.96	8
10.71	3.31	67,275	0.60	2.63	0.97	17
10.64	1.27	69,092	0.60	2.58	0.98	8
10.78	(0.95)	78,688	0.59	2.42	0.97	14

11.07	1.48	30,316	1.10	0.93	1.43	5
10.96	(0.70)	33,234	1.09	1.07	1.43	6
11.15	6.72	52,168	1.10	1.66	1.47	8
10.62	2.82	46,950	1.10	2.13	1.48	17
10.55	0.78	54,655	1.10	2.08	1.48	8
10.69	(1.46)	69,042	1.09	1.92	1.47	14

10.91	1.82	93,977	0.50	1.53	0.68	5
10.80	(0.09)	100,163	0.49	1.62	0.68	6
10.99	7.37	60,122	0.50	2.26	0.71	8
10.47	3.39	62,069	0.50	2.72	0.72	17
10.41	1.41	143,734	0.50	2.68	0.71	8
10.55	(0.86)	141,018	0.49	2.52	0.56	14

10.91	1.87	149,689	0.40	1.62	0.43	5
10.80	0.01	137,357	0.39	1.74	0.43	6
10.99	7.48	127,070	0.40	2.35	0.46	8
10.47	2.58	80,424	0.35	2.95	0.48	17

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	207

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan High Yield Municipal Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$11.50	$0.17	$0.42	$0.59	$(0.17)	$—	$(0.17)
Year Ended February 28, 2021	11.93	0.33	(0.42)	(0.09)	(0.33)	(0.01)	(0.34)
Year Ended February 29, 2020	10.88	0.32	1.05	1.37	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2019	10.78	0.36	0.09	0.45	(0.35)	—	(0.35)
Year Ended February 28, 2018	10.82	0.28	(0.04)	0.24	(0.28)	—	(0.28)
Year Ended February 28, 2017	10.99	0.29	(0.17)	0.12	(0.29)	—	(0.29)

Class C
Six Months Ended August 31, 2021 (Unaudited)	11.47	0.14	0.42	0.56	(0.14)	—	(0.14)
Year Ended February 28, 2021	11.90	0.28	(0.43)	(0.15)	(0.27)	(0.01)	(0.28)
Year Ended February 29, 2020	10.85	0.27	1.05	1.32	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2019	10.76	0.30	0.09	0.39	(0.30)	—	(0.30)
Year Ended February 28, 2018	10.80	0.22	(0.03)	0.19	(0.23)	—	(0.23)
Year Ended February 28, 2017	10.97	0.23	(0.17)	0.06	(0.23)	—	(0.23)

Class I
Six Months Ended August 31, 2021 (Unaudited)	11.50	0.17	0.43	0.60	(0.18)	—	(0.18)
Year Ended February 28, 2021	11.93	0.34	(0.42)	(0.08)	(0.34)	(0.01)	(0.35)
Year Ended February 29, 2020	10.87	0.34	1.06	1.40	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2019	10.78	0.37	0.08	0.45	(0.36)	—	(0.36)
Year Ended February 28, 2018	10.82	0.29	(0.03)	0.26	(0.30)	—	(0.30)
Year Ended February 28, 2017	10.99	0.30	(0.17)	0.13	(0.30)	—	(0.30)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	11.50	0.18	0.42	0.60	(0.18)	—	(0.18)
Year Ended February 28, 2021	11.93	0.36	(0.43)	(0.07)	(0.35)	(0.01)	(0.36)
Year Ended February 29, 2020	10.87	0.35	1.06	1.41	(0.34)	(0.01)	(0.35)
November 1, 2018 (f) through February 28, 2019	10.53	0.14	0.33	0.47	(0.13)	—	(0.13)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.92	5.15%	$199,631	0.65%	2.82%	1.01%	16%
11.50	(0.61)	179,459	0.65	2.99	1.02	39
11.93	12.81	194,623	0.64	2.80	1.06	18
10.88	4.28	43,565	0.64	3.32	1.22	130
10.78	2.25	35,071	0.64	2.56	1.20	17
10.82	1.07	43,639	0.64	2.59	1.23	16

11.89	4.90	31,956	1.15	2.32	1.51	16
11.47	(1.11)	32,499	1.14	2.50	1.51	39
11.90	12.29	37,623	1.14	2.34	1.57	18
10.85	3.67	17,929	1.14	2.82	1.71	130
10.76	1.74	18,675	1.14	2.06	1.70	17
10.80	0.58	20,864	1.14	2.09	1.73	16

11.92	5.20	275,494	0.55	2.92	0.76	16
11.50	(0.51)	256,624	0.55	3.09	0.76	39
11.93	13.02	296,450	0.54	2.92	0.81	18
10.87	4.29	95,662	0.54	3.45	0.97	130
10.78	2.36	51,274	0.54	2.66	0.95	17
10.82	1.17	35,502	0.54	2.68	0.97	16

11.92	5.25	21,184	0.45	3.02	0.51	16
11.50	(0.41)	21,169	0.45	3.16	0.51	39
11.93	13.12	6,060	0.44	3.01	0.56	18
10.87	4.46	1,338	0.39	4.09	1.23	130

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	209

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Intermediate Tax Free Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$11.37	$0.12	$0.13	$0.25	$(0.12)	$—	$(0.12)
Year Ended February 28, 2021	11.52	0.22	(0.16)	0.06	(0.21)	—	(0.21)
Year Ended February 29, 2020	10.91	0.24	0.61	0.85	(0.24)	—	(0.24)
Year Ended February 28, 2019	10.80	0.25	0.11	0.36	(0.25)	—	(0.25)
Year Ended February 28, 2018	10.94	0.24	(0.15)	0.09	(0.23)	—	(0.23)
Year Ended February 28, 2017	11.30	0.24	(0.33)	(0.09)	(0.24)	(0.03)	(0.27)

Class C
Six Months Ended August 31, 2021 (Unaudited)	11.07	0.08	0.14	0.22	(0.09)	—	(0.09)
Year Ended February 28, 2021	11.23	0.15	(0.16)	(0.01)	(0.15)	—	(0.15)
Year Ended February 29, 2020	10.63	0.18	0.60	0.78	(0.18)	—	(0.18)
Year Ended February 28, 2019	10.53	0.18	0.11	0.29	(0.19)	—	(0.19)
Year Ended February 28, 2018	10.68	0.18	(0.15)	0.03	(0.18)	—	(0.18)
Year Ended February 28, 2017	11.04	0.17	(0.32)	(0.15)	(0.18)	(0.03)	(0.21)

Class I
Six Months Ended August 31, 2021 (Unaudited)	11.15	0.13	0.13	0.26	(0.13)	—	(0.13)
Year Ended February 28, 2021	11.31	0.24	(0.16)	0.08	(0.24)	—	(0.24)
Year Ended February 29, 2020	10.71	0.27	0.60	0.87	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.61	0.27	0.10	0.37	(0.27)	—	(0.27)
Year Ended February 28, 2018	10.75	0.27	(0.14)	0.13	(0.27)	—	(0.27)
Year Ended February 28, 2017	11.12	0.27	(0.34)	(0.07)	(0.27)	(0.03)	(0.30)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	11.15	0.13	0.14	0.27	(0.14)	—	(0.14)
Year Ended February 28, 2021	11.31	0.25	(0.16)	0.09	(0.25)	—	(0.25)
Year Ended February 29, 2020	10.71	0.28	0.60	0.88	(0.28)	—	(0.28)
Year Ended February 28, 2019	10.60	0.28	0.11	0.39	(0.28)	—	(0.28)
November 6, 2017 (f) through February 28, 2018	10.83	0.09	(0.23)	(0.14)	(0.09)	—	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.50	2.18%	$350,950	0.65%	2.02%	0.90%	6%
11.37	0.57	308,709	0.64	1.93	0.90	34
11.52	7.86	250,087	0.65	2.17	0.90	20
10.91	3.34	222,295	0.64	2.32	0.90	48
10.80	0.83	174,653	0.71	2.17	0.91	30
10.94	(0.78)	176,590	0.74	2.16	0.92	21

11.20	1.95	16,794	1.20	1.47	1.40	6
11.07	(0.07)	19,061	1.19	1.38	1.40	34
11.23	7.38	29,173	1.20	1.63	1.40	20
10.63	2.76	37,603	1.19	1.76	1.40	48
10.53	0.24	50,481	1.22	1.65	1.41	30
10.68	(1.39)	63,357	1.36	1.55	1.43	21

11.28	2.35	632,953	0.40	2.27	0.65	6
11.15	0.75	622,009	0.39	2.17	0.65	34
11.31	8.19	660,041	0.40	2.42	0.64	20
10.71	3.57	523,544	0.39	2.57	0.65	48
10.61	1.17	770,626	0.39	2.45	0.64	30
10.75	(0.59)	3,559,628	0.46	2.45	0.51	21

11.28	2.40	3,585,871	0.30	2.37	0.40	6
11.15	0.85	3,681,554	0.29	2.27	0.40	34
11.31	8.30	4,329,545	0.30	2.52	0.39	20
10.71	3.77	3,911,573	0.29	2.66	0.40	48
10.60	(1.26)	3,497,046	0.29	2.73	0.41	30

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	211

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Tax Free Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$6.93	$0.06	$0.07	$0.13	$(0.06)	$—	$(0.06)
Year Ended February 28, 2021	7.06	0.12	(0.13)	(0.01)	(0.12)	—	(0.12)
Year Ended February 29, 2020	6.71	0.14	0.35	0.49	(0.14)	—	(0.14)
Year Ended February 28, 2019	6.70	0.18	0.01	0.19	(0.18)	—	(0.18)
Year Ended February 28, 2018	6.84	0.20	(0.14)	0.06	(0.20)	—	(0.20)
Year Ended February 28, 2017	7.10	0.20	(0.25)	(0.05)	(0.20)	(0.01)	(0.21)

Class C
Six Months Ended August 31, 2021 (Unaudited)	6.93	0.04	0.07	0.11	(0.04)	—	(0.04)
Year Ended February 28, 2021	7.05	0.09	(0.13)	(0.04)	(0.08)	—	(0.08)
Year Ended February 29, 2020	6.71	0.10	0.34	0.44	(0.10)	—	(0.10)
Year Ended February 28, 2019	6.69	0.14	0.02	0.16	(0.14)	—	(0.14)
Year Ended February 28, 2018	6.84	0.16	(0.15)	0.01	(0.16)	—	(0.16)
Year Ended February 28, 2017	7.09	0.15	(0.24)	(0.09)	(0.15)	(0.01)	(0.16)

Class I
Six Months Ended August 31, 2021 (Unaudited)	6.96	0.07	0.08	0.15	(0.07)	—	(0.07)
Year Ended February 28, 2021	7.09	0.14	(0.13)	0.01	(0.14)	—	(0.14)
Year Ended February 29, 2020	6.75	0.15	0.34	0.49	(0.15)	—	(0.15)
Year Ended February 28, 2019	6.73	0.20	0.01	0.21	(0.19)	—	(0.19)
Year Ended February 28, 2018	6.87	0.21	(0.14)	0.07	(0.21)	—	(0.21)
Year Ended February 28, 2017	7.13	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	6.96	0.07	0.07	0.14	(0.07)	—	(0.07)
Year Ended February 28, 2021	7.09	0.15	(0.14)	0.01	(0.14)	—	(0.14)
Year Ended February 29, 2020	6.75	0.16	0.34	0.50	(0.16)	—	(0.16)
October 1, 2018 (f) through February 28, 2019	6.64	0.08	0.11	0.19	(0.08)	—	(0.08)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$7.00	1.87%	$166,508	0.75%	1.59%	0.93%	6%
6.93	(0.13)	166,435	0.74	1.77	0.93	5
7.06	7.31	164,358	0.75	1.96	0.95	13
6.71	2.86	120,371	0.75	2.66	0.96	21
6.70	0.81	128,973	0.75	2.85	0.96	8
6.84	(0.72)	148,293	0.75	2.78	0.95	16

7.00	1.61	29,373	1.25	1.09	1.43	6
6.93	(0.51)	31,173	1.24	1.26	1.43	5
7.05	6.62	57,781	1.25	1.49	1.45	13
6.71	2.50	67,242	1.25	2.16	1.45	21
6.69	0.15	83,807	1.25	2.35	1.45	8
6.84	(1.21)	107,094	1.38	2.15	1.46	16

7.04	2.13	86,042	0.50	1.84	0.68	6
6.96	0.12	87,928	0.49	2.02	0.68	5
7.09	7.38	105,497	0.50	2.22	0.70	13
6.75	3.26	87,158	0.50	2.92	0.70	21
6.73	1.06	163,141	0.50	3.10	0.69	8
6.87	(0.50)	118,856	0.50	3.03	0.55	16

7.03	2.04	131,341	0.40	1.93	0.43	6
6.96	0.22	122,625	0.39	2.11	0.43	5
7.09	7.49	119,722	0.40	2.32	0.44	13
6.75	2.89	91,813	0.40	2.93	0.45	21

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	213

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$10.78	$0.06	$0.06	$0.12	$(0.06)	$—	$(0.06)
Year Ended February 28, 2021	10.86	0.13	(0.08)	0.05	(0.13)	—	(0.13)
Year Ended February 29, 2020	10.49	0.16	0.37	0.53	(0.16)	—	(0.16)
Year Ended February 28, 2019	10.39	0.16	0.10	0.26	(0.16)	—	(0.16)
Year Ended February 28, 2018	10.48	0.12	(0.09)	0.03	(0.12)	—	(0.12)
Year Ended February 28, 2017	10.71	0.10	(0.17)	(0.07)	(0.10)	(0.06)	(0.16)

Class C
Six Months Ended August 31, 2021 (Unaudited)	10.88	0.03	0.06	0.09	(0.03)	—	(0.03)
Year Ended February 28, 2021	10.96	0.08	(0.09)	(0.01)	(0.07)	—	(0.07)
Year Ended February 29, 2020	10.59	0.11	0.37	0.48	(0.11)	—	(0.11)
Year Ended February 28, 2019	10.48	0.11	0.11	0.22	(0.11)	—	(0.11)
Year Ended February 28, 2018	10.56	0.06	(0.08)	(0.02)	(0.06)	—	(0.06)
Year Ended February 28, 2017	10.80	0.04	(0.17)	(0.13)	(0.05)	(0.06)	(0.11)

Class I
Six Months Ended August 31, 2021 (Unaudited)	10.84	0.08	0.06	0.14	(0.08)	—	(0.08)
Year Ended February 28, 2021	10.92	0.18	(0.09)	0.09	(0.17)	—	(0.17)
Year Ended February 29, 2020	10.55	0.21	0.37	0.58	(0.21)	—	(0.21)
Year Ended February 28, 2019	10.44	0.21	0.11	0.32	(0.21)	—	(0.21)
Year Ended February 28, 2018	10.53	0.16	(0.09)	0.07	(0.16)	—	(0.16)
Year Ended February 28, 2017	10.76	0.15	(0.17)	(0.02)	(0.15)	(0.06)	(0.21)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	10.83	0.08	0.06	0.14	(0.08)	—	(0.08)
Year Ended February 28, 2021	10.91	0.19	(0.09)	0.10	(0.18)	—	(0.18)
Year Ended February 29, 2020	10.54	0.21	0.38	0.59	(0.22)	—	(0.22)
October 1, 2018 (f) through February 28, 2019	10.39	0.09	0.15	0.24	(0.09)	—	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.84	1.08%	$94,155	0.70%	1.01%	0.85%	14%
10.78	0.43	80,956	0.69	1.20	0.86	21
10.86	5.12	53,408	0.70	1.48	0.86	24
10.49	2.55	33,554	0.70	1.54	0.86	42
10.39	0.26	32,373	0.69	1.10	0.86	73
10.48	(0.69)	30,535	0.73	0.91	0.88	31

10.94	0.81	4,041	1.20	0.52	1.36	14
10.88	(0.09)	4,626	1.19	0.72	1.36	21
10.96	4.52	4,303	1.20	0.99	1.36	24
10.59	2.10	4,590	1.20	1.03	1.38	42
10.48	(0.19)	6,406	1.19	0.56	1.37	73
10.56	(1.27)	14,013	1.23	0.41	1.40	31

10.90	1.30	931,648	0.25	1.46	0.60	14
10.84	0.87	829,847	0.24	1.66	0.60	21
10.92	5.56	641,836	0.24	1.94	0.61	24
10.55	3.09	573,350	0.25	1.97	0.61	42
10.44	0.70	1,680,807	0.24	1.53	0.60	73
10.53	(0.20)	1,887,149	0.25	1.40	0.48	31

10.89	1.33	682,523	0.20	1.51	0.35	14
10.83	0.92	688,820	0.19	1.72	0.35	21
10.91	5.61	961,820	0.19	1.99	0.36	24
10.54	2.31	866,630	0.19	2.19	0.37	42

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	215

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Sustainable Municipal Income Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$9.96	$0.09		$0.14	$0.23	$(0.09)	$—	$(0.09)
Year Ended February 28, 2021	10.02	0.17		(0.06)	0.11	(0.17)	—	(0.17)
Year Ended February 29, 2020	9.55	0.20		0.47	0.67	(0.20)	—	(0.20)
Year Ended February 28, 2019	9.52	0.21		0.08	0.29	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2018	9.70	0.23	(f)	(0.11)	0.12	(0.23)	(0.07)	(0.30)
Year Ended February 28, 2017	10.10	0.24		(0.28)	(0.04)	(0.24)	(0.12)	(0.36)

Class C
Six Months Ended August 31, 2021 (Unaudited)	9.86	0.06		0.13	0.19	(0.06)	—	(0.06)
Year Ended February 28, 2021	9.92	0.11		(0.06)	0.05	(0.11)	—	(0.11)
Year Ended February 29, 2020	9.45	0.14		0.47	0.61	(0.14)	—	(0.14)
Year Ended February 28, 2019	9.42	0.16		0.08	0.24	(0.16)	(0.05)	(0.21)
Year Ended February 28, 2018	9.61	0.17	(f)	(0.12)	0.05	(0.17)	(0.07)	(0.24)
Year Ended February 28, 2017	10.00	0.18		(0.26)	(0.08)	(0.19)	(0.12)	(0.31)

Class I
Six Months Ended August 31, 2021 (Unaudited)	9.88	0.10		0.14	0.24	(0.10)	—	(0.10)
Year Ended February 28, 2021	9.95	0.19		(0.07)	0.12	(0.19)	—	(0.19)
Year Ended February 29, 2020	9.48	0.22		0.47	0.69	(0.22)	—	(0.22)
Year Ended February 28, 2019	9.45	0.24		0.08	0.32	(0.24)	(0.05)	(0.29)
Year Ended February 28, 2018	9.63	0.25	(f)	(0.11)	0.14	(0.25)	(0.07)	(0.32)
Year Ended February 28, 2017	10.03	0.26		(0.27)	(0.01)	(0.27)	(0.12)	(0.39)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	9.88	0.10		0.15	0.25	(0.11)	—	(0.11)
Year Ended February 28, 2021	9.94	0.20		(0.06)	0.14	(0.20)	—	(0.20)
Year Ended February 29, 2020	9.48	0.23		0.46	0.69	(0.23)	—	(0.23)
Year Ended February 28, 2019	9.45	0.25		0.08	0.33	(0.25)	(0.05)	(0.30)
November 6, 2017 (g) through February 28, 2018	9.74	0.08	(f)	(0.21)	(0.13)	(0.09)	(0.07)	(0.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.10	2.29%	$126,331	0.70%	1.72%		0.96%	12%
9.96	1.09	125,754	0.69	1.71		0.96	22
10.02	7.04	96,844	0.70	2.02		0.99	7
9.55	3.15	60,078	0.70	2.26		1.01	13
9.52	1.16	66,258	0.69	2.33	(f)	1.01	21
9.70	(0.40)	76,684	0.77	2.39		1.00	15

9.99	1.93	8,493	1.25	1.17		1.46	12
9.86	0.54	9,178	1.24	1.16		1.46	22
9.92	6.52	12,868	1.25	1.49		1.51	7
9.45	2.61	12,833	1.25	1.71		1.51	13
9.42	0.51	15,138	1.24	1.78	(f)	1.51	21
9.61	(0.87)	17,137	1.34	1.83		1.50	15

10.02	2.44	121,842	0.45	1.97		0.71	12
9.88	1.25	111,724	0.44	1.96		0.71	22
9.95	7.36	114,772	0.44	2.28		0.74	7
9.48	3.43	74,386	0.45	2.51		0.76	13
9.45	1.42	71,161	0.44	2.57	(f)	0.74	21
9.63	(0.16)	176,990	0.53	2.64		0.72	15

10.02	2.49	71,797	0.35	2.07		0.46	12
9.88	1.46	62,416	0.34	2.06		0.46	22
9.94	7.36	60,936	0.34	2.38		0.49	7
9.48	3.54	51,261	0.35	2.61		0.50	13
9.45	(1.42)	64,738	0.34	2.67	(f)	0.57	21

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	217

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Bond Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$12.46	$0.13	$0.29	$0.42		$(0.13)	$—	$(0.13)
Year Ended February 28, 2021	12.66	0.28	(0.20)	0.08		(0.28)	—	(0.28)
Year Ended February 29, 2020	11.77	0.32	0.89	1.21		(0.32)	—	(0.32)
Year Ended February 28, 2019	11.82	0.40	(0.05)	0.35		(0.40)	—	(0.40)
Year Ended February 28, 2018	11.93	0.39	(0.11)	0.28		(0.39)	—	(0.39)
Year Ended February 28, 2017	12.57	0.40	(0.40)	—	(f)	(0.39)	(0.25)	(0.64)

Class C
Six Months Ended August 31, 2021 (Unaudited)	12.35	0.10	0.28	0.38		(0.10)	—	(0.10)
Year Ended February 28, 2021	12.55	0.21	(0.21)	—	(f)	(0.20)	—	(0.20)
Year Ended February 29, 2020	11.67	0.25	0.87	1.12		(0.24)	—	(0.24)
Year Ended February 28, 2019	11.72	0.33	(0.05)	0.28		(0.33)	—	(0.33)
Year Ended February 28, 2018	11.84	0.32	(0.12)	0.20		(0.32)	—	(0.32)
Year Ended February 28, 2017	12.48	0.31	(0.39)	(0.08)		(0.31)	(0.25)	(0.56)

Class I
Six Months Ended August 31, 2021 (Unaudited)	12.41	0.15	0.28	0.43		(0.15)	—	(0.15)
Year Ended February 28, 2021	12.61	0.31	(0.21)	0.10		(0.30)	—	(0.30)
Year Ended February 29, 2020	11.72	0.34	0.89	1.23		(0.34)	—	(0.34)
Year Ended February 28, 2019	11.77	0.42	(0.05)	0.37		(0.42)	—	(0.42)
Year Ended February 28, 2018	11.88	0.42	(0.11)	0.31		(0.42)	—	(0.42)
Year Ended February 28, 2017	12.53	0.42	(0.40)	0.02		(0.42)	(0.25)	(0.67)

Class R6
Six Months Ended August 31, 2021 (Unaudited)	12.41	0.15	0.28	0.43		(0.15)	—	(0.15)
Year Ended February 28, 2021	12.60	0.31	(0.19)	0.12		(0.31)	—	(0.31)
Year Ended February 29, 2020	11.72	0.35	0.88	1.23		(0.35)	—	(0.35)
October 1, 2018 (g) through February 28, 2019	11.61	0.17	0.11	0.28		(0.17)	—	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$12.75	3.42%	$335,507	0.67%	2.08%	0.94%	7%
12.46	0.66	302,134	0.66	2.28	0.95	23
12.66	10.37	231,815	0.67	2.58	0.97	31
11.77	3.00	132,813	0.67	3.40	1.00	53
11.82	2.36	130,462	0.66	3.27	0.98	39
11.93	(0.03)	148,987	0.66	3.16	1.00	73

12.63	3.06	15,152	1.25	1.51	1.44	7
12.35	0.07	16,524	1.24	1.70	1.45	23
12.55	9.73	26,965	1.25	2.05	1.48	31
11.67	2.43	27,701	1.25	2.81	1.49	53
11.72	1.70	25,172	1.24	2.69	1.48	39
11.84	(0.66)	32,052	1.31	2.50	1.50	73

12.69	3.46	180,678	0.45	2.30	0.69	7
12.41	0.88	176,073	0.45	2.50	0.70	23
12.61	10.66	177,584	0.45	2.82	0.72	31
11.72	3.24	135,295	0.45	3.61	0.74	53
11.77	2.60	160,391	0.44	3.49	0.72	39
11.88	0.09	141,356	0.47	3.34	0.74	73

12.69	3.49	154,421	0.40	2.35	0.44	7
12.41	1.01	134,449	0.40	2.55	0.45	23
12.60	10.63	115,414	0.40	2.87	0.47	31
11.72	2.44	86,790	0.40	3.61	0.51	53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	219

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
JPMorgan Ultra-Short Municipal Fund
Class A
Six Months Ended August 31, 2021 (Unaudited)	$10.07	$—	(f)	$0.01		$0.01	$— (f)
Year Ended February 28, 2021	10.08	0.03		—	(f)	0.03	(0.04)
Year Ended February 29, 2020	10.03	0.12		0.06		0.18	(0.13)
Year Ended February 28, 2019	10.01	0.13		—	(f)	0.13	(0.11)
Year Ended February 28, 2018	10.02	0.07		(0.02)		0.05	(0.06)
May 31, 2016 (h) through February 28, 2017	10.00	0.06		(0.01)		0.05	(0.03)

Class I
Six Months Ended August 31, 2021 (Unaudited)	10.06	0.01		0.01		0.02	(0.01)
Year Ended February 28, 2021	10.07	0.05		—	(f)	0.05	(0.06)
Year Ended February 29, 2020	10.02	0.14		0.05		0.19	(0.14)
Year Ended February 28, 2019	10.00	0.14		0.02		0.16	(0.14)
Year Ended February 28, 2018	10.02	0.09		(0.03)		0.06	(0.08)
May 31, 2016 (h) through February 28, 2017	10.00	0.06		—	(f)	0.06	(0.04)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$10.08	0.13%	$95,809	0.44%		0.05%		0.75%		25%
10.07	0.30	143,944	0.44		0.35		0.75		71
10.08	1.76	106,625	0.45		1.23		0.76		48
10.03	1.33	67,256	0.44		1.32		0.77		50
10.01	0.47	772	0.44	(g)	0.67	(g)	0.85	(g)	71
10.02	0.52	519	0.44	(g)	0.81	(g)	2.56	(g)	80

10.07	0.23	5,551,658	0.24		0.24		0.50		25
10.06	0.51	6,666,678	0.24		0.53		0.50		71
10.07	1.96	4,050,886	0.25		1.43		0.50		48
10.02	1.60	3,021,190	0.24		1.42		0.52		50
10.00	0.63	2,064,297	0.24	(g)	0.90	(g)	0.56	(g)	71
10.02	0.65	31,656	0.27	(g)	0.74	(g)	2.00	(g)	80

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	221

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited)

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan California Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan High Yield Municipal Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Intermediate Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan New York Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Sustainable Municipal Income Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified

The investment objective of JPMorgan California Tax Free Bond Fund (“California Tax Free Bond Fund”) is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.

The investment objective of JPMorgan High Yield Municipal Fund (“High Yield Municipal Fund”) is to seek a high level of current income exempt from federal income taxes.

The investment objective of JPMorgan Intermediate Tax Free Bond Fund (“Intermediate Tax Free Bond Fund”) is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

The investment objective of JPMorgan New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

The investment objective of JPMorgan Sustainable Municipal Income Fund (“Sustainable Municipal Income Fund”) is to seek current income exempt from federal income taxes.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 —Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

222	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	223

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

California Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$1,082	$—	$1,082
Education	—	20,487	—	20,487
General Obligation	—	136,389	—	136,389
Hospital	—	23,724	—	23,724
Housing	—	2,398	—	2,398
Industrial Development Revenue/Pollution Control Revenue	—	2,803	—	2,803
Other Revenue	—	29,763	564	30,327
Prerefunded	—	26,427	—	26,427
Transportation	—	59,305	—	59,305
Utility	—	25,425	—	25,425
Water & Sewer	—	73,026	—	73,026

Total California	—	400,829	564	401,393

Total Municipal Bonds	—	400,829	564	401,393

Short-Term Investments
Investment Companies	26,737	—	—	26,737

Total Investments in Securities	$26,737	$400,829	$564	$428,130

High Yield Municipal Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$—	$—	(a)	$—	(a)
Municipal Bonds	—	523,418	—		523,418
Short-Term Investments
Investment Companies	4,342	—	—		4,342

Total Investments in Securities	$4,342	$523,418	$—	(a)	$527,760

(a)	Value is zero.

Intermediate Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$4,457,192	$—	$4,457,192
Short-Term Investments
Investment Companies	81,583	—	—	81,583

Total Investments in Securities	$81,583	$4,457,192	$—	$4,538,775

Depreciation in Other Financial Instruments
Futures Contracts	$(623)	$—	$—	$(623)

224	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

New York Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$403,563	$—	$403,563
Short-Term Investments
Investment Companies	5,348	—	—	5,348

Total Investments in Securities	$5,348	$403,563	$—	$408,911

Short-Intermediate Municipal Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$70	$—	$70
Municipal Bonds	—	1,532,599	—	1,532,599
Short-Term Investments
Investment Companies	176,734	—	—	176,734

Total Investments in Securities	$176,734	$1,532,669	$—	$1,709,403

Sustainable Municipal Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Municipal Bonds
Alabama	$—	$1,303	$—		$1,303
Alaska	—	518	—		518
Arizona	—	7,299	—		7,299
California	—	15,431	—		15,431
Colorado	—	11,553	—	(a)	11,553
Connecticut	—	7,076	—		7,076
Delaware	—	2,706	—		2,706
District of Columbia	—	7,465	—		7,465
Florida	—	26,800	—		26,800
Georgia	—	5,258	—		5,258
Guam	—	740	—		740
Illinois	—	15,278	—		15,278
Indiana	—	13,397	—		13,397
Iowa	—	3,659	—		3,659
Kansas	—	346	—		346
Louisiana	—	2,839	—		2,839
Maine	—	2,218	—		2,218
Maryland	—	3,420	—		3,420
Massachusetts	—	19,241	—		19,241
Michigan	—	3,180	—		3,180
Minnesota	—	5,980	—		5,980
Mississippi	—	1,384	—		1,384
Missouri	—	4,152	—		4,152
Nebraska	—	1,989	—		1,989
Nevada	—	1,425	—		1,425
New Hampshire	—	7,257	—		7,257
New Jersey	—	14,194	—		14,194
New Mexico	—	1,175	—		1,175
New York	—	16,039	—		16,039

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	225

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Sustainable Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
North Carolina	$—	$4,539	$—		$4,539
North Dakota	—	2,624	—		2,624
Ohio	—	15,069	—		15,069
Oklahoma	—	201	—		201
Oregon	—	1,133	—		1,133
Other	—	927	—		927
Pennsylvania	—	21,634	—		21,634
South Carolina	—	2,178	—		2,178
South Dakota	—	2,714	—		2,714
Tennessee	—	4,605	—		4,605
Texas	—	17,610	—		17,610
Utah	—	10,066	—		10,066
Vermont	—	5,789	—		5,789
Virginia	—	1,328	—		1,328
Washington	—	13,644	—		13,644
Wisconsin	—	13,032	—		13,032
Wyoming	—	1,726	—		1,726

Total Municipal Bonds	—	322,141	—	(a)	322,141

Short-Term Investments
Investment Companies	4,873	—	—		4,873

Total Investments in Securities	$4,873	$322,141	$—	(a)	$327,014

Depreciation in Other Financial Instruments
Futures Contracts	$(6)	$—	$—		$(6)

(a)	Amount rounds to less than one thousand.

Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$646,584	$—	$646,584
Short-Term Investments
Investment Companies	30,746	—	—	30,746

Total Investments in Securities	$30,746	$646,584	$—	$677,330

Depreciation in Other Financial Instruments
Futures Contracts	$(87)	$—	$—	$(87)

Ultra-Short Municipal Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$5,000,658	$—	$5,000,658
Short-Term Investments
Investment Companies	672,582	—	—	672,582

Total Investments in Securities	$672,582	$5,000,658	$—	$5,673,240

226	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of August 31, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — High Yield Municipal Fund, Intermediate Tax Free Bond Fund, Short Intermediate Municipal Bond Fund, Sustainable Municipal Income Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

High Yield Municipal Fund, Intermediate Tax Free Bond Fund, Short Intermediate Municipal Bond Fund, Sustainable Municipal Income Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2021, which are shown as a Receivable for Investment securities sold — delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2021 are detailed on the SOIs.

D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Funds did not lend out any securities during the six months ended August 31, 2021.

E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	227

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

California Tax Free Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$18,709	$61,522	$53,494	$3	$(3)	$26,737	26,723	$2	$—

High Yield Municipal Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$5,698	$63,578	$64,933	$(1)	$—	(c)	$4,342	4,341	$1	$—

Intermediate Tax Free Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$229,398	$524,323	$672,135	$(14)	$11	$81,583	81,543	$10	$—

New York Tax Free Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$12,075	$51,885	$58,612	$(1)	$1	$5,348	5,345	$1	$—

Short-Intermediate Municipal Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$7,161	$567,937	$398,364	$(1)	$1	$176,734	176,646	$9	$—

228	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

Sustainable Municipal Income Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$1,085	$51,241	$47,452	$(1)	$—	(c)	$4,873	4,870	$1	$—

Tax Free Bond Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$32,164	$75,473	$76,892	$(3)	$4	$30,746	30,731	$4	$—

Ultra-Short Municipal Fund

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$213,242	$3,069,978	$2,610,638	$(20)	$20	$672,582	672,246	$47	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.
(c)	Amount rounds to less than one thousand.

F. Futures Contracts — Intermediate Tax Free Bond Fund, Sustainable Municipal Income Fund and Tax Free Bond Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	229

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Funds’ futures contracts activity during the six months ended August 31, 2021:

	Intermediate Tax Free Bond Fund		Sustainable Municipal Income Fund		Tax Free Bond Fund
Futures Contracts — Interest:
Average Notional Balance Short	$128,171	(a)	$1,790	(b)	$17,319
Ending Notional Balance Short	186,293		1,776		27,799

(a)	For the period April 1, 2021 through August 31, 2021.
(b)	For the period July 1, 2021 through August 31, 2021.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

H. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2021 are as follows:

	Class A		Class C		Class I		Class R6		Total
California Tax Free Bond Fund
Transfer agency fees	$3		$1		$—	(a)	$—	(a)	$4
High Yield Municipal Fund
Transfer agency fees	2		—	(a)	2		—	(a)	4
Intermediate Tax Free Bond Fund
Transfer agency fees	5		—	(a)	4		14		23
New York Tax Free Bond Fund
Transfer agency fees	5		1		1		—	(a)	7
Short-Intermediate Municipal Bond Fund
Transfer agency fees	—	(a)	—	(a)	4		3		7
Sustainable Municipal Income Fund
Transfer agency fees	2		—	(a)	1		—	(a)	3
Tax Free Bond Fund
Transfer agency fees	6		—	(a)	2		—	(a)	8
Ultra-Short Municipal Fund
Transfer agency fees	1		n/a		19		n/a		20

(a)	Amount rounds to less than one thousand.

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these

230	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

“book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

K. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Funds’ financial statements of applying ASU 2020-04.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

California Tax Free Bond Fund	0.30%
High Yield Municipal Fund	0.35
Intermediate Tax Free Bond Fund	0.30
New York Tax Free Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Sustainable Municipal Income Fund	0.30
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2021, the effective annualized rate was 0.075% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C
0.25%	0.75%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares, except for Ultra-Short Municipal Fund which has no sales charge, and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2021, JPMDS retained the following:

	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$2	$—
High Yield Municipal Fund	5	1
Intermediate Tax Free Bond Fund	15	—	(a)
New York Tax Free Bond Fund	3	—
Short-Intermediate Municipal Bond Fund	9	—
Sustainable Municipal Income Fund	1	—
Tax Free Bond Fund	8	—	(a)

(a)	Amount rounds to less than one thousand.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	231

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I
California Tax Free Bond Fund	0.25%	0.25%	0.25%
High Yield Municipal Fund	0.25	0.25	0.25
Intermediate Tax Free Bond Fund	0.25	0.25	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Sustainable Municipal Income Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.60%	1.10%	0.50%	0.40%
High Yield Municipal Fund	0.65	1.15	0.55	0.45
Intermediate Tax Free Bond Fund	0.65	1.20	0.40	0.30
New York Tax Fre Bond Fund	0.75	1.25	0.50	0.40
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Sustainable Municipal Income Fund	0.70	1.25	0.45	0.35
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a

The expense limitation agreements were in effect for the six months ended August 31, 2021 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2022.

For the six months ended August 31, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
California Tax Free Bond Fund	$37	$24	$308	$369	$50
High Yield Municipal Fund	95	63	487	645	58
Intermediate Tax Free Bond Fund	1,412	941	741	3,094	—
New York Tax Free Bond Fund	36	24	221	281	—
Short-Intermediate Municipal Bond Fund	774	516	895	2,185	2
Sustainable Municipal Income Fund	103	69	191	363	—
Tax Free Bond Fund	71	47	572	690	—
Ultra-Short Municipal Fund	4,571	2,286	672	7,529	—

232	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2021 were as follows:

California Tax Free Bond Fund	$7
High Yield Municipal Fund	4
Intermediate Tax Free Bond Fund	51
New York Tax Free Bond Fund	5
Short-Intermediate Municipal Bond Fund	26
Sustainable Municipal Income Fund	2
Tax Free Bond Fund	15
Ultra-Short Municipal Fund	153

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2021, High Yield Municipal Fund, Intermediate Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund, Sustainable Municipal Income Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
California Tax Free Bond Fund	$20,301	$23,250	$—	$—
High Yield Municipal Fund	90,685	79,966	—	—
Intermediate Tax Free Bond Fund	271,859	338,751	—	—
New York Tax Free Bond Fund	34,885	24,576	—	—
Short-Intermediate Municipal Bond Fund	225,901	220,128	—	—
Sustainable Municipal Income Fund	52,002	37,029	—	—
Tax Free Bond Fund	82,243	42,021	—	—
Ultra-Short Municipal Fund	1,214,942	1,836,951	—	100,848

During the six months ended August 31, 2021, there were no purchases of U.S. Government securities.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	233

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$406,695	$21,790	$355	$21,435
High Yield Municipal Fund	494,713	33,917	870	33,047
Intermediate Tax Free Bond Fund	4,180,408	360,685	2,941	357,744
New York Tax Free Bond Fund	382,675	26,386	150	26,236
Short-Intermediate Municipal Bond Fund	1,649,554	61,032	1,183	59,849
Sustainable Municipal Income Fund	310,479	16,674	145	16,529
Tax Free Bond Fund	625,250	52,322	329	51,993
Ultra-Short Municipal Fund	5,653,024	21,258	1,042	20,216

At February 28, 2021, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$2,649	$195
High Yield Municipal Fund	2,324	1,050
New York Tax Free Bond Fund	2,202	149
Short Intermediate Municipal Bond Fund	10,315	—
Sustainable Municipal Income Fund	—	379
Tax Free Bond Fund	6,507	3,845
Ultra-Short Municipal Fund	5,585	1,545

Net capital (gains) losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2021, the Funds deferred to March 1, 2021 the following net capital (gains) losses of:

	Net Capital Losses (Gains)
	Short-Term		Long-Term
California Tax Free Bond Fund	$—	(a)	$—
High Yield Municipal Fund	—		185
New York Tax Free Bond Fund	1		2
Sustainable Municipal Income Fund	—		144
Ultra-Short Municipal Fund	8		(5)

During the year ended February 28, 2021, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
Intermediate Tax Free Bond Fund	$16,422	$3,027
New York Tax Free Bond Fund	—	35
Short-Intermediate Municipal Bond Fund	—	1,209
Sustainable Municipal Income Fund	11	—
Tax Free Bond Fund	—	19

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

234	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

The Funds had no borrowings outstanding from another fund at August 31, 2021. Average borrowings from the Facility during the six months ended August 31, 2021 were as follows:

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
High Yield Municipal Fund	$5,627	0.82%	2	$—	(a)

(a)	Amount rounds to less than one thousand.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2021.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.25%, which has decreased to 1.00% pursuant to the amendment referenced below (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	1	64.6%	—	—
High Yield Municipal Fund	1	14.1	3	43.9%
Intermediate Tax Free Bond Fund	1	82.2	—	—
New York Tax Free Bond Fund	1	77.8	—	—
Short-Intermediate Municipal Bond Fund	1	70.6	1	14.5
Sustainable Municipal Income Fund	1	43.8	2	31.9
Tax Free Bond Fund	1	47.4	1	27.4
Ultra-Short Municipal Fund	1	78.1	1	15.8

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

High Yield Municipal Fund invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	235

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

Sustainable Municipal Income Fund’s investment in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits could cause it to perform differently compared to funds that do not have such a policy. Investing in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the municipal bonds identified by the Adviser’s use of proceeds determination do not operate as expected when addressing positive social or environmental benefits. The Adviser’s assessment of the positive social or environmental impact of a municipal bond’s proceeds is made at the time of purchase and the actual use of proceeds by the issuer could vary over time, which could cause the Fund to be invested in bonds that do not comply with the Fund’s approach towards considering social or environmental characteristics. The factors that the Adviser considers in evaluating whether a security has positive social or environmental benefits may change over time. There are significant differences in interpretations of what it means to promote positive social or environmental benefits. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other’s views.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Other Matters

The Trusts are seeking to achieve a unified board with common membership across the Trusts and the following open-end registered investment companies also advised by J.P. Morgan Investment Management Inc.:

J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Investment Trust, JPMorgan Insurance Trust, Undiscovered Managers Funds, JPMorgan Institutional Trust and J.P. Morgan Exchange-Traded Fund Trust (collectively with the Trusts, the “J.P. Morgan Funds”).

At special shareholder meetings expected to take place on or about October 27, 2021, shareholders of the J.P. Morgan Funds are being asked to elect the same sixteen individuals (“Nominees”) to serve on their respective boards:

John F. Finn, Stephen P. Fisher, Gary L. French, Kathleen M. Gallagher, Robert J. Grassi, Frankie D. Hughes, Raymond Kanner, Thomas P. Lemke, Lawrence R. Maffia, Mary E. Martinez, Marilyn McCoy, Dr. Robert A. Oden, Jr., Marian U. Pardo, Emily A. Youssouf, Robert F. Deutsch, and Nina O. Shenker (the “Nominees”).

If shareholder approval is obtained for all of the J.P. Morgan Funds, this will result in a unified board structure across all of the J.P. Morgan Funds.

Information about the proposal, including the qualifications of each of the Nominees, is contained in the Trust’s proxy statement, which you can access from the EDGAR Database on the SEC’s website at http://www.sec.gov.

236	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if applicable, and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2021, and continued to hold your shares at the end of the reporting period, August 31, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan California Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,017.20	$3.05	0.60%
Hypothetical	1,000.00	1,022.18	3.06	0.60
Class C
Actual	1,000.00	1,014.80	5.59	1.10
Hypothetical	1,000.00	1,019.66	5.60	1.10
Class I
Actual	1,000.00	1,018.20	2.54	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50
Class R6
Actual	1,000.00	1,018.70	2.04	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40

JPMorgan High Yield Municipal Fund
Class A
Actual	1,000.00	1,051.50	3.36	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class C
Actual	1,000.00	1,049.00	5.94	1.15
Hypothetical	1,000.00	1,019.41	5.85	1.15
Class I
Actual	1,000.00	1,052.00	2.84	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55
Class R6
Actual	1,000.00	1,052.50	2.33	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	237

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Intermediate Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,021.80	$3.31	0.65%
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class C
Actual	1,000.00	1,019.50	6.11	1.20
Hypothetical	1,000.00	1,019.16	6.11	1.20
Class I
Actual	1,000.00	1,023.50	2.04	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40
Class R6
Actual	1,000.00	1,024.00	1.53	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30

JPMorgan New York Tax Free Bond Fund
Class A
Actual	1,000.00	1,018.70	3.82	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class C
Actual	1,000.00	1,016.10	6.35	1.25
Hypothetical	1,000.00	1,018.90	6.36	1.25
Class I
Actual	1,000.00	1,021.30	2.55	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50
Class R6
Actual	1,000.00	1,020.40	2.04	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40

JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Actual	1,000.00	1,010.80	3.55	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Class C
Actual	1,000.00	1,008.10	6.07	1.20
Hypothetical	1,000.00	1,019.16	6.11	1.20
Class I
Actual	1,000.00	1,013.00	1.27	0.25
Hypothetical	1,000.00	1,023.95	1.28	0.25
Class R6
Actual	1,000.00	1,013.30	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20

JPMorgan Sustainable Municipal Income Fund
Class A
Actual	1,000.00	1,022.90	3.57	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Class C
Actual	1,000.00	1,019.30	6.36	1.25
Hypothetical	1,000.00	1,018.90	6.36	1.25
Class I
Actual	1,000.00	1,024.40	2.30	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R6
Actual	1,000.00	1,024.90	1.79	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35

238	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,034.20	$3.44	0.67%
Hypothetical	1,000.00	1,021.83	3.41	0.67
Class C
Actual	1,000.00	1,030.60	6.40	1.25
Hypothetical	1,000.00	1,018.90	6.36	1.25
Class I
Actual	1,000.00	1,034.60	2.31	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R6
Actual	1,000.00	1,034.90	2.05	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40

JPMorgan Ultra-Short Municipal Fund
Class A
Actual	1,000.00	1,001.30	2.22	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Class I
Actual	1,000.00	1,002.30	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	239

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2021, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2021.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk/ and performance return assessment as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory

Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administration services provided by the Adviser in its role as administrator.

240	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A.

(“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	241

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefitted from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefitted from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior Officer

The Trustees noted that, upon their direction, the Senior Officer for the Sustainable Municipal Income Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe

(the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The special analysis includes a multi-factor quantitative scoring system for summarizing a Fund’s historical investment performance. The approach relies on multiple metrics, incorporates several time periods, adjusts for risk and considers how a fund’s customized peer group (as selected by the Independent Consultant) has performed. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the California Tax Free Bond Fund’s performance for Class A shares was in the second, third and fifth quintiles based upon the Peer Group, and in the second, third and fourth quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the second, third and third quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the first quintile based upon both the Peer Group and Universe for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the High Yield Municipal Fund’s performance for Class A shares was in the third, second and fourth quintiles based upon the Peer Group, and in the fourth, third and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the third, second and third quintiles based

242	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

upon the Peer Group, and in the fourth, third and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth quintile based upon both the Peer Group and Universe for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of their regular meetings over the course of next year.

The Trustees noted that the Intermediate Tax Free Bond Fund’s performance for Class A shares was in the first, fourth and fifth quintiles based upon the Peer Group, and in the second, third and fifth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the first, fourth and fourth quintiles based upon the Peer Group, and in the second, second and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the first and fifth quintiles based upon the Peer Group, and in the first and second quintiles based upon the Universe for the one- and three-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the New York Tax Free Bond Fund’s performance for Class A shares was in the fourth quintile based upon both the Peer Group and Universe, for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that performance for Class I shares was in the third quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the second quintile based upon the Universe for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance for Class A shares was in the second quintile based upon both the Peer Group and Universe, for each of the one-, three-, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the first quintile based upon the Peer Group for both the one- and three-year periods ended December 31, 2020, and in the first quintile based upon the Universe for each of the one-, three, and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the first quintile based upon both the Peer Group and Universe, for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Sustainable Municipal Income Fund’s performance for Class A shares was in the second, fifth and fifth quintiles based upon the Peer Group, and in the second, fourth and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the second, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the first quintile based upon the Peer Group for the one-year period ended December 31, 2021, and in the second and third quintiles based upon the Universe for the one- and three-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Tax Free Bond Fund’s performance for Class A shares was in the second, third and fourth quintiles based upon the Peer Group, and in the second, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the second, second and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the second quintile based upon both the Peer Group and Universe for the one-year period ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances.

The Trustees noted that the Ultra-Short Municipal Fund’s performance for Class A shares was in the fifth quintile based upon both the Peer Group and the Universe for both the one- and three-year periods ended December 31, 2020. The Trustees notes that the performance for Class I shares was also in the fifth quintile based upon both the Peer Group and Universe for both the one- and three-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, concluded that the performance was satisfactory, under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of their regular meetings over the course of next year.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered, the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the California Tax Free Bond Fund’s net advisory fee and the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second and fourth quintiles, respectively, based upon the Universe. The Trustees noted that the net advisory fee and the actual total expenses for Class R6 shares were in the second quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the High Yield Municipal Fund’s net advisory fee for Class A shares was in the second and first quintiles based upon the Peer Group and Universe, respectively, and the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quartiles for the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the second and first quintiles, respectively, based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Intermediate Tax Free Bond Fund’s net advisory fee for Class A shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile based upon both the Peer Group Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the New York Tax Free Bond Fund’s net advisory fee for Class A shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second and third quintiles, respectively, based upon the Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the second and first quintiles, respectively, based upon the Universe. After considering the factors identified above, in light of this information, the

244	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2021

Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for both Class I shares and Class R6 shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Sustainable Municipal Income Fund’s net advisory fee for Class A shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were also in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the second quintile based upon the Universe. The Trustees noted that the net advisory fee actual total expenses for Class R6 shares were in the second and first quintiles, respectively, based upon the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first and second quintiles, respectively, based upon the Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile for both the Peer Group and the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Ultra-Short Municipal Fund’s net advisory fee and actual total expenses for both Class A shares and Class I shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

AUGUST 31, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	245

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. August 2021.	SAN-MUNIBOND-821

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 1, 2021

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 1, 2021